EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.2%)
Invesco DB Precious Metals Fund‡	365,090	$18,634,194
iShares Gold Trust*	363,500	13,583,995

Total Commodity		32,218,189

Equity (3.6%)
iShares China Large-Cap ETF	67,185	1,983,973
iShares International Developed Property ETF‡	140,710	3,784,747
iShares MSCI EAFE Small-Cap ETF	109,870	6,538,364
SPDR S&P Emerging Asia Pacific ETF(x)	15,550	1,560,329
SPDR S&P Emerging Markets SmallCap ETF(x)	41,845	2,119,449

Total Equity		15,986,862

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF	105,960	9,142,229

Total Exchange Traded Funds (12.9%) (Cost $49,853,214)		57,347,280

INVESTMENT COMPANIES:
Alternatives (13.7%)
1290 VT Convertible Securities Portfolio‡	1,481,595	12,671,700
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,941,147	23,295,170
1290 VT Natural Resources Portfolio‡	833,068	8,187,953
1290 VT Real Estate Portfolio‡	3,013,079	16,561,496

Total Alternatives		60,716,319

Equity (53.5%)
1290 VT Equity Income Portfolio‡	1,985,723	9,388,117
1290 VT GAMCO Small Company Value Portfolio‡	421,162	27,910,154
1290 VT SmartBeta Equity ESG Portfolio‡	709,889	11,199,499
EQ/AB Small Cap Growth Portfolio‡	1,810,593	27,230,680
EQ/Emerging Markets Equity PLUS Portfolio‡	1,174,483	10,012,796
EQ/International Equity Index Portfolio‡	1,287,782	13,062,442
EQ/Invesco Comstock Portfolio‡	944,957	18,569,082
EQ/Janus Enterprise Portfolio*‡	240,578	5,048,700
EQ/JPMorgan Value Opportunities Portfolio‡	942,287	17,446,772
EQ/Loomis Sayles Growth Portfolio*‡	2,675,962	23,712,264
EQ/MFS International Growth Portfolio‡	5,097,920	37,303,828
EQ/T. Rowe Price Growth Stock Portfolio*‡	379,632	20,712,189
EQ/Value Equity Portfolio‡	845,055	16,288,740

Total Equity		237,885,263

Fixed Income (19.8%)
1290 Diversified Bond Fund‡	732,460	6,636,090
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,119,070	9,721,341
1290 VT High Yield Bond Portfolio‡	1,563,177	13,362,769
EQ/Core Plus Bond Portfolio‡	6,465,641	22,821,250
EQ/Intermediate Government Bond Portfolio‡	370,450	3,548,181
EQ/PIMCO Global Real Return Portfolio‡	2,109,217	16,000,074
EQ/PIMCO Ultra Short Bond Portfolio‡	850,237	8,247,753
Multimanager Core Bond Portfolio‡	920,509	7,930,994

Total Fixed Income		88,268,452

Total Investment Companies (87.0%) (Cost $422,127,302)		386,870,034

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)†
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $65,211, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $66,489.(xx)	$65,185	65,185
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $12,248, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $13,500.(xx)	12,240	12,240

Total Repurchase Agreements		77,425

Total Short-Term Investments (0.0%)† (Cost $77,425)		77,425

Total Investments in Securities (99.9%) (Cost $472,057,941)		444,294,739
Other Assets Less Liabilities (0.1%)		583,425

Net Assets (100%)		$444,878,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $75,784. This was collateralized by cash of $77,425 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund	—	6,571,091	—	(6,894,803)	1,066,441	(742,729)	—	—	—
Invesco DB Precious Metals Fund	365,090	8,100,412	10,197,315	(427,670)	4,854	759,283	18,634,194	—	—
Invesco DB Silver Fund	—	3,357,529	—	(3,293,915)	547,203	(610,817)	—	—	—
Equity
iShares International Developed Property ETF	140,710	3,851,275	—	—	—	(66,528)	3,784,747	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,481,595	12,402,945	1,510	(308,852)	3,416	572,681	12,671,700	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,941,147	23,373,966	2,266	(463,278)	(466)	382,682	23,295,170	—	—
1290 VT Natural Resources Portfolio	833,068	8,514,282	865	(176,487)	(2,657)	(148,050)	8,187,953	—	—
1290 VT Real Estate Portfolio	3,013,079	16,811,178	1,942	(397,096)	4,795	140,677	16,561,496	—	—
Equity
1290 VT Equity Income Portfolio	1,985,723	10,033,605	863	(176,487)	1,259	(471,123)	9,388,117	—	—
1290 VT GAMCO Small Company Value Portfolio	421,162	26,825,659	3,236	(661,826)	3,161	1,739,924	27,910,154	—	—
1290 VT SmartBeta Equity ESG Portfolio	709,889	10,947,851	1,187	(242,670)	19	493,112	11,199,499	—	—
EQ/AB Small Cap Growth Portfolio	1,810,593	26,695,814	4,318	(882,435)	5,395	1,407,588	27,230,680	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,174,483	9,775,222	970	(198,548)	(362)	435,514	10,012,796	—	—
EQ/International Equity Index Portfolio	1,287,782	12,160,648	1,187	(242,670)	1,965	1,141,312	13,062,442	—	—
EQ/Invesco Comstock Portfolio	944,957	19,006,261	2,050	(419,157)	2,455	(22,527)	18,569,082	—	—
EQ/Janus Enterprise Portfolio*	240,578	4,699,233	216	(44,122)	(75)	393,448	5,048,700	—	—
EQ/JPMorgan Value Opportunities Portfolio	942,287	17,608,096	2,159	(441,218)	(1,102)	278,837	17,446,772	—	—
EQ/Loomis Sayles Growth Portfolio*	2,675,962	20,512,164	2,483	(507,400)	1,439	3,703,578	23,712,264	—	—
EQ/MFS International Growth Portfolio	5,097,920	34,855,023	3,561	(728,009)	4,150	3,169,103	37,303,828	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	379,632	18,213,798	2,482	(507,400)	11,838	2,991,471	20,712,189	—	—
EQ/Value Equity Portfolio	845,055	16,108,712	2,050	(419,157)	(2,422)	599,557	16,288,740	—	—
Fixed Income
1290 Diversified Bond Fund	732,460	6,505,664	87,233	—	—	43,193	6,636,090	126,501	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,119,070	9,665,822	1,186	(242,670)	877	296,126	9,721,341	—	—
1290 VT High Yield Bond Portfolio	1,563,177	13,159,013	1,404	(286,791)	(142)	489,285	13,362,769	—	—
EQ/Core Plus Bond Portfolio	6,465,641	22,777,660	2,590	(529,461)	1,262	569,199	22,821,250	—	—
EQ/Intermediate Government Bond Portfolio	370,450	3,592,090	540	(110,304)	136	65,719	3,548,181	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Global Real Return Portfolio	2,109,217	15,910,770	2,048	(419,157)	(1,369)	507,782	16,000,074	—	—
EQ/PIMCO Ultra Short Bond Portfolio	850,237	8,395,886	1,188	(242,670)	(82)	93,431	8,247,753	—	—
Multimanager Core Bond Portfolio	920,509	7,916,074	22,753	(176,487)	3,377	165,277	7,930,994	47,324	—

Total		398,347,743	10,349,602	(19,440,740)	1,655,365	18,377,005	409,288,975	173,825	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$57,347,280	$—	$—	$57,347,280
Investment Companies
Investment Companies	6,636,090	380,233,944	—	386,870,034
Short-Term Investments
Repurchase Agreements	—	77,425	—	77,425

Total Assets	$63,983,370	$380,311,369	$—	$444,294,739

Total Liabilities	$—	$—	$—	$—

Total	$63,983,370	$380,311,369	$—	$444,294,739

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,437,293
Aggregate gross unrealized depreciation	(54,953,744)

Net unrealized depreciation	$(32,516,451)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$476,811,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.5%)
EQ/2000 Managed Volatility Portfolio‡	3,426,212	$59,887,905
EQ/400 Managed Volatility Portfolio‡	413,861	8,844,048
EQ/500 Managed Volatility Portfolio‡	5,900,490	159,611,069
EQ/International Managed Volatility Portfolio‡	3,085,074	41,253,140

Total Equity		269,596,162

Fixed Income (89.5%)
EQ/Intermediate Government Bond Portfolio‡	239,257,399	2,291,613,894

Total Investments in Securities (100.0%) (Cost $2,610,586,755)		2,561,210,056
Other Assets Less Liabilities (0.0%)†		(913,536)

Net Assets (100%)		$2,560,296,520

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	3,426,212	61,225,736	10,667,705	(14,446,964)	441,411	2,000,017	59,887,905	—	—
EQ/400 Managed Volatility Portfolio	413,861	8,337,740	1,066,771	(904,696)	(9,217)	353,450	8,844,048	—	—
EQ/500 Managed Volatility Portfolio	5,900,490	144,410,262	24,535,724	(20,808,018)	37,419	11,435,682	159,611,069	—	—
EQ/International Managed Volatility Portfolio	3,085,074	39,333,996	6,400,623	(7,928,179)	(5,462)	3,452,162	41,253,140	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	239,257,399	2,180,425,416	391,937,412	(325,690,721)	427,029	44,514,758	2,291,613,894	—	—

Total		2,433,733,150	434,608,235	(369,778,578)	891,180	61,756,069	2,561,210,056	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,561,210,056	$—	$2,561,210,056

Total Assets	$—	$2,561,210,056	$—	$2,561,210,056

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,561,210,056	$—	$2,561,210,056

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,337,672
Aggregate gross unrealized depreciation	(71,893,804)

Net unrealized depreciation	$(50,556,132)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,611,766,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
EQ/2000 Managed Volatility Portfolio‡	1,478,080	$25,835,865
EQ/400 Managed Volatility Portfolio‡	305,785	6,534,504
EQ/500 Managed Volatility Portfolio‡	2,809,936	76,010,098
EQ/International Managed Volatility Portfolio‡	1,424,229	19,044,573

Total Equity		127,425,040

Fixed Income (79.4%)
EQ/AB Short Duration Government Bond Portfolio‡	4,090,982	39,843,134
EQ/Core Bond Index Portfolio‡	20,965,298	192,548,376
EQ/Intermediate Government Bond Portfolio‡	21,525,538	206,172,187
EQ/Long-Term Bond Portfolio‡	7,178,548	52,199,903

Total Fixed Income		490,763,600

Total Investments in Securities (100.0%) (Cost $629,411,289)		618,188,640
Other Assets Less Liabilities (0.0%)†		(140,113)

Net Assets (100%)		$618,048,527

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,478,080	27,618,345	731,383	(3,393,646)	84,072	795,711	25,835,865	—	—
EQ/400 Managed Volatility Portfolio	305,785	6,394,049	73,139	(169,365)	620	236,061	6,534,504	—	—
EQ/500 Managed Volatility Portfolio	2,809,936	73,048,330	1,755,322	(4,064,751)	(33,106)	5,304,303	76,010,098	—	—
EQ/International Managed Volatility Portfolio	1,424,229	19,219,767	402,260	(2,131,505)	77,856	1,476,195	19,044,573	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,090,982	40,543,058	877,662	(2,032,375)	(6,773)	461,562	39,843,134	—	—
EQ/Core Bond Index Portfolio	20,965,298	192,764,579	6,198,011	(10,415,924)	(82,360)	4,084,070	192,548,376	—	—
EQ/Intermediate Government Bond Portfolio	21,525,538	208,484,741	4,607,720	(10,669,971)	(126,965)	3,876,662	206,172,187	—	—
EQ/Long-Term Bond Portfolio	7,178,548	50,777,217	2,882,183	(3,895,386)	(74,118)	2,510,007	52,199,903	—	—

Total		618,850,086	17,527,680	(36,772,923)	(160,774)	18,744,571	618,188,640	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$618,188,640	$—	$618,188,640

Total Assets	$—	$618,188,640	$—	$618,188,640

Total Liabilities	$—	$—	$—	$—

Total	$—	$618,188,640	$—	$618,188,640

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,870,916
Aggregate gross unrealized depreciation	(62,298,645)

Net unrealized depreciation	$(13,427,729)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$631,616,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
EQ/2000 Managed Volatility Portfolio‡	5,525,524	$96,582,494
EQ/400 Managed Volatility Portfolio‡	932,443	19,925,933
EQ/500 Managed Volatility Portfolio‡	10,070,889	272,422,336
EQ/International Managed Volatility Portfolio‡	5,099,876	68,194,764

Total Equity		457,125,527

Fixed Income (59.2%)
EQ/AB Short Duration Government Bond Portfolio‡	5,351,864	52,123,185
EQ/Core Bond Index Portfolio‡	26,979,099	247,780,012
EQ/Intermediate Government Bond Portfolio‡	27,733,411	265,631,371
EQ/Long-Term Bond Portfolio‡	13,516,890	98,290,117

Total Fixed Income		663,824,685

Total Investments in Securities (100.0%) (Cost $1,038,647,146)		1,120,950,212
Other Assets Less Liabilities (0.0%)†		122,214

Net Assets (100%)		$1,121,072,426

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,525,524	99,365,737	2,149,010	(7,760,743)	216,475	2,612,015	96,582,494	—	—
EQ/400 Managed Volatility Portfolio	932,443	19,499,241	220,411	(508,794)	691	714,384	19,925,933	—	—
EQ/500 Managed Volatility Portfolio	10,070,889	260,644,700	5,289,871	(12,211,060)	(127,038)	18,825,863	272,422,336	—	—
EQ/International Managed Volatility Portfolio	5,099,876	68,338,795	1,267,365	(6,925,566)	227,625	5,286,545	68,194,764	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,351,864	52,825,229	991,850	(2,289,574)	1,865	593,815	52,123,185	—	—
EQ/Core Bond Index Portfolio	26,979,099	246,134,426	7,593,945	(11,066,273)	(66,858)	5,184,772	247,780,012	—	—
EQ/Intermediate Government Bond Portfolio	27,733,411	267,229,537	4,904,150	(11,320,670)	(51,933)	4,870,287	265,631,371	—	—
EQ/Long-Term Bond Portfolio	13,516,890	93,017,172	6,424,525	(5,596,736)	(91,204)	4,536,360	98,290,117	—	—

Total		1,107,054,837	28,841,127	(57,679,416)	109,623	42,624,041	1,120,950,212	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,120,950,212	$—	$1,120,950,212

Total Assets	$—	$1,120,950,212	$—	$1,120,950,212

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,120,950,212	$—	$1,120,950,212

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,909,154
Aggregate gross unrealized depreciation	(84,188,201)

Net unrealized appreciation	$78,720,953

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,229,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
EQ/2000 Managed Volatility Portfolio‡	19,740,678	$345,053,944
EQ/400 Managed Volatility Portfolio‡	3,209,653	68,588,984
EQ/500 Managed Volatility Portfolio‡	35,366,636	956,684,364
EQ/International Managed Volatility Portfolio‡	18,338,970	245,225,896

Total Equity		1,615,553,188

Fixed Income (49.1%)
EQ/AB Short Duration Government Bond Portfolio‡	12,306,875	119,859,838
EQ/Core Bond Index Portfolio‡	61,309,518	563,075,618
EQ/Intermediate Government Bond Portfolio‡	62,984,406	603,266,361
EQ/Long-Term Bond Portfolio‡	37,362,787	271,689,179

Total Fixed Income		1,557,890,996

Total Investments in Securities (100.0%) (Cost $2,878,071,274)		3,173,444,184
Other Assets Less Liabilities (0.0%)†		(532,974)

Net Assets (100%)		$3,172,911,210

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	19,740,678	349,894,402	4,508,173	(18,897,421)	195,136	9,353,654	345,053,944	—	—
EQ/400 Managed Volatility Portfolio	3,209,653	67,202,093	460,019	(1,540,553)	4,291	2,463,134	68,588,984	—	—
EQ/500 Managed Volatility Portfolio	35,366,636	916,761,898	11,040,426	(36,973,277)	(391,871)	66,247,188	956,684,364	—	—
EQ/International Managed Volatility Portfolio	18,338,970	246,543,204	2,576,100	(23,827,098)	904,434	19,029,256	245,225,896	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,306,875	121,729,222	1,380,053	(4,621,660)	9,556	1,362,667	119,859,838	—	—
EQ/Core Bond Index Portfolio	61,309,518	562,430,238	10,148,244	(21,259,634)	(49,292)	11,806,062	563,075,618	—	—
EQ/Intermediate Government Bond Portfolio	62,984,406	607,801,617	6,624,257	(22,183,966)	(26,382)	11,050,835	603,266,361	—	—
EQ/Long-Term Bond Portfolio	37,362,787	253,327,677	19,064,149	(12,940,647)	(211,855)	12,449,855	271,689,179	—	—

Total		3,125,690,351	55,801,421	(142,244,256)	434,017	133,762,651	3,173,444,184	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,173,444,184	$—	$3,173,444,184

Total Assets	$—	$3,173,444,184	$—	$3,173,444,184

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,173,444,184	$—	$3,173,444,184

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$491,089,313
Aggregate gross unrealized depreciation	(208,407,785)

Net unrealized appreciation	$282,681,528

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,890,762,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.0%)
EQ/2000 Managed Volatility Portfolio‡	40,383,832	$705,882,568
EQ/400 Managed Volatility Portfolio‡	6,757,264	144,400,010
EQ/500 Managed Volatility Portfolio‡	71,849,457	1,943,562,058
EQ/International Managed Volatility Portfolio‡	37,437,170	500,604,097

Total Equity		3,294,448,733

Fixed Income (39.0%)
EQ/AB Short Duration Government Bond Portfolio‡	16,427,028	159,987,073
EQ/Core Bond Index Portfolio‡	81,436,676	747,926,395
EQ/Intermediate Government Bond Portfolio‡	83,220,336	797,086,652
EQ/Long-Term Bond Portfolio‡	54,679,568	397,610,789

Total Fixed Income		2,102,610,909

Total Investments in Securities (100.0%) (Cost $4,508,402,900)		5,397,059,642
Other Assets Less Liabilities (0.0%)†		(187,019)

Net Assets (100%)		$5,396,872,623

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	40,383,832	716,580,261	5,305,940	(35,450,861)	450,546	18,996,682	705,882,568	—	—
EQ/400 Managed Volatility Portfolio	6,757,264	142,078,286	640,371	(3,530,276)	7,431	5,204,198	144,400,010	—	—
EQ/500 Managed Volatility Portfolio	71,849,457	1,868,772,136	13,173,372	(72,622,828)	(796,323)	135,035,701	1,943,562,058	—	—
EQ/International Managed Volatility Portfolio	37,437,170	498,288,314	3,110,380	(41,147,057)	1,642,856	38,709,604	500,604,097	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	16,427,028	163,101,243	1,097,780	(6,051,902)	23,039	1,816,913	159,987,073	—	—
EQ/Core Bond Index Portfolio	81,436,676	748,317,384	11,140,015	(27,233,561)	(24,755)	15,727,312	747,926,395	—	—
EQ/Intermediate Government Bond Portfolio	83,220,336	805,548,313	5,122,978	(28,242,211)	8,721	14,648,851	797,086,652	—	—
EQ/Long-Term Bond Portfolio	54,679,568	370,089,149	27,201,862	(17,651,382)	(291,617)	18,262,777	397,610,789	—	—

Total		5,312,775,086	66,792,698	(231,930,078)	1,019,898	248,402,038	5,397,059,642	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,397,059,642	$—	$5,397,059,642

Total Assets	$—	$5,397,059,642	$—	$5,397,059,642

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,397,059,642	$—	$5,397,059,642

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,161,219,086
Aggregate gross unrealized depreciation	(284,322,237)

Net unrealized appreciation	$876,896,849

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,520,162,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.2%)
EQ/2000 Managed Volatility Portfolio‡	39,532,013	$690,993,348
EQ/400 Managed Volatility Portfolio‡	6,151,437	131,453,724
EQ/500 Managed Volatility Portfolio‡	69,480,067	1,879,468,929
EQ/International Managed Volatility Portfolio‡	36,105,938	482,803,062

Total Equity		3,184,719,063

Fixed Income (28.8%)
EQ/AB Short Duration Government Bond Portfolio‡	10,332,454	100,630,441
EQ/Core Bond Index Portfolio‡	48,434,093	444,825,822
EQ/Intermediate Government Bond Portfolio‡	49,406,621	473,217,965
EQ/Long-Term Bond Portfolio‡	37,052,990	269,436,449

Total Fixed Income		1,288,110,677

Total Investments in Securities (100.0%) (Cost $3,778,505,617)		4,472,829,740
Other Assets Less Liabilities (0.0%)†		(1,235,021)

Net Assets (100%)		$4,471,594,719

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	39,532,013	695,820,218	4,751,931	(28,265,745)	12,339	18,674,605	690,993,348	—	—
EQ/400 Managed Volatility Portfolio	6,151,437	129,007,372	559,051	(2,843,029)	7,561	4,722,769	131,453,724	—	—
EQ/500 Managed Volatility Portfolio	69,480,067	1,797,855,426	11,740,063	(59,703,605)	(667,052)	130,244,097	1,879,468,929	—	—
EQ/International Managed Volatility Portfolio	36,105,938	472,366,187	2,795,253	(30,715,144)	(2,055)	38,358,821	482,803,062	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,332,454	101,761,365	559,051	(2,843,029)	10,212	1,142,842	100,630,441	—	—
EQ/Core Bond Index Portfolio	48,434,093	442,815,908	6,895,253	(14,215,144)	(11,402)	9,341,207	444,825,822	—	—
EQ/Intermediate Government Bond Portfolio	49,406,621	476,224,059	2,865,135	(14,570,523)	453	8,698,841	473,217,965	—	—
EQ/Long-Term Bond Portfolio	37,052,990	248,507,004	18,386,795	(9,595,222)	(167,721)	12,305,593	269,436,449	—	—

Total		4,364,357,539	48,552,532	(162,751,441)	(817,665)	223,488,775	4,472,829,740	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,472,829,740	$—	$4,472,829,740

Total Assets	$—	$4,472,829,740	$—	$4,472,829,740

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,472,829,740	$—	$4,472,829,740

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$867,329,332
Aggregate gross unrealized depreciation	(180,060,317)

Net unrealized appreciation	$687,269,015

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,785,560,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.4%)
EQ/2000 Managed Volatility Portfolio‡	47,294,368	$826,674,157
EQ/400 Managed Volatility Portfolio‡	7,105,781	151,847,669
EQ/500 Managed Volatility Portfolio‡	85,809,219	2,321,180,262
EQ/International Managed Volatility Portfolio‡	42,853,105	573,025,141

Total Equity		3,872,727,229

Fixed Income (18.6%)
EQ/AB Short Duration Government Bond Portfolio‡	7,036,197	68,527,340
EQ/Core Bond Index Portfolio‡	33,015,762	303,221,612
EQ/Intermediate Government Bond Portfolio‡	33,360,311	319,525,974
EQ/Long-Term Bond Portfolio‡	26,749,444	194,512,644

Total Fixed Income		885,787,570

Total Investments in Securities (100.0%) (Cost $4,366,074,948)		4,758,514,799
Other Assets Less Liabilities (0.0%)†		(1,267,462)

Net Assets (100%)		$4,757,247,337

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	47,294,368	827,280,395	1,011,677	(23,929,750)	(15,999)	22,327,834	826,674,157	—	—
EQ/400 Managed Volatility Portfolio	7,105,781	148,930,244	133,116	(2,701,283)	12,436	5,473,156	151,847,669	—	—
EQ/500 Managed Volatility Portfolio	85,809,219	2,210,487,122	2,569,127	(52,134,760)	(139,380)	160,398,153	2,321,180,262	—	—
EQ/International Managed Volatility Portfolio	42,853,105	553,025,775	599,019	(25,755,773)	957	45,155,163	573,025,141	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,036,197	69,282,368	79,869	(1,620,770)	1,952	783,921	68,527,340	—	—
EQ/Core Bond Index Portfolio	33,015,762	299,866,969	3,732,788	(6,753,206)	6,152	6,368,909	303,221,612	—	—
EQ/Intermediate Government Bond Portfolio	33,360,311	320,566,404	359,412	(7,293,464)	22,043	5,871,579	319,525,974	—	—
EQ/Long-Term Bond Portfolio	26,749,444	176,823,403	13,839,608	(4,862,309)	(78,115)	8,790,057	194,512,644	—	—

Total		4,606,262,680	22,324,616	(125,051,315)	(189,954)	255,168,772	4,758,514,799	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,758,514,799	$—	$4,758,514,799

Total Assets	$—	$4,758,514,799	$—	$4,758,514,799

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,758,514,799	$—	$4,758,514,799

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,786,596
Aggregate gross unrealized depreciation	(218,365,418)

Net unrealized appreciation	$381,421,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,377,093,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (24.0%)
iShares Core S&P Total US Stock Market ETF	62,500	$5,659,375
iShares Core S&P U.S. Value ETF(x)	47,200	3,482,416
iShares MSCI Global Min Vol Factor ETF(x)	37,100	3,589,425
SPDR Portfolio Developed World ex-US ETF	102,300	3,285,876
Vanguard FTSE Emerging Markets ETF(x)	20,500	828,200

Total Equity		16,845,292

Fixed Income (8.2%)
iShares Broad USD High Yield Corporate Bond ETF(x)	94,700	3,366,585
Vanguard Total Bond Market ETF	32,000	2,362,560

Total Fixed Income		5,729,145

Total Exchange Traded Funds (32.2%) (Cost $22,536,949)		22,574,437

INVESTMENT COMPANIES:
Equity (20.8%)
1290 Essex Small Cap Growth Fund*‡	230,503	2,461,776
1290 GAMCO Small/Mid Cap Value Fund‡	204,786	3,104,551
1290 SmartBeta Equity Fund‡	547,046	8,243,986
AB Small Cap Growth Fund*‡	13,649	788,357

Total Equity		14,598,670

Fixed Income (44.9%)
1290 Diversified Bond Fund‡	2,775,510	25,146,125
1290 High Yield Bond Fund‡	785,857	6,349,724

Total Fixed Income		31,495,849

Total Investment Companies (65.7%) (Cost $47,189,110)		46,094,519

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,792,028, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $1,828,112. (xx)	$1,791,311	1,791,311
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $247,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $272. (xx)	247	247

Total Repurchase Agreements		1,791,558

Total Short-Term Investments (2.6%) (Cost $1,791,558)		1,791,558

Total Investments in Securities (100.5%) (Cost $71,517,617)		70,460,514
Other Assets Less Liabilities (-0.5%)		(328,809)

Net Assets (100%)		$70,131,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $2,420,843. This was collateralized by $673,362 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.763%, maturing 7/15/23 - 8/15/49 and by cash of $1,791,558 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Fund which are Class Z shares.

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	230,503	320,574	2,180,001	—	—	(38,799)	2,461,776	—	—
1290 GAMCO Small/Mid Cap Value Fund	204,786	3,227,204	73,238	(421,611)	10,352	215,368	3,104,551	—	—
1290 SmartBeta Equity Fund	547,046	7,782,966	465,578	(343,358)	(2,219)	341,019	8,243,986	—	—
AB Small Cap Growth Fund*	13,649	2,838,039	73,239	(2,393,611)	(100,425)	371,115	788,357	—	—
Fixed Income
1290 Diversified Bond Fund	2,775,510	25,102,642	1,385,955	(1,552,534)	(292)	210,354	25,146,125	477,838	—
1290 High Yield Bond Fund	785,857	6,308,588	195,491	(265,763)	537	110,871	6,349,724	93,489	—

Total		45,580,013	4,373,502	(4,976,877)	(92,047)	1,209,928	46,094,519	571,327	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$22,574,437	$—	$—	$22,574,437
Investment Companies
Investment Companies	46,094,519	—	—	46,094,519
Short-Term Investments
Repurchase Agreements	—	1,791,558	—	1,791,558

Total Assets	$68,668,956	$1,791,558	$—	$70,460,514

Total Liabilities	$—	$—	$—	$—

Total	$68,668,956	$1,791,558	$—	$70,460,514

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,704
Aggregate gross unrealized depreciation	(1,409,507)

Net unrealized depreciation	$(1,208,803)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,669,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (27.5%)
iShares Core S&P Total US Stock Market ETF(x)	11,220	$1,015,971
iShares Core S&P U.S. Value ETF(x)	7,935	585,444
iShares MSCI Global Min Vol Factor ETF(x)	9,070	877,523
SPDR Portfolio Developed World ex-US ETF(x)	16,120	517,774
Vanguard FTSE Emerging Markets ETF	6,330	255,732

Total Equity		3,252,444

Fixed Income (4.9%)
iShares Broad USD High Yield Corporate Bond ETF	16,150	574,133

Total Exchange Traded Funds (32.4%) (Cost $3,869,852)		3,826,577

INVESTMENT COMPANIES:
Equity (37.1%)
1290 Essex Small Cap Growth Fund*‡	61,694	658,892
1290 GAMCO Small/Mid Cap Value Fund‡	58,838	891,977
1290 SmartBeta Equity Fund‡	170,779	2,573,644
AB Small Cap Growth Fund *‡	4,558	263,267

Total Equity		4,387,780

Fixed Income (28.5%)
1290 Diversified Bond Fund‡	308,367	2,793,804
1290 High Yield Bond Fund ‡	70,962	573,373

Total Fixed Income		3,367,177

Total Investment Companies (65.6%) (Cost $8,369,261)		7,754,957

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares	133,329	133,369

Total Investment Companies		333,369

	Principal Amount	Value (Note 1)
Repurchase Agreement (4.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $547,609,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $558,338. (xx)	$547,390	547,390

Total Short-Term Investments (7.5%) (Cost $880,778)		880,759

Total Investments in Securities (105.5%) (Cost $13,119,891)		12,462,293
Other Assets Less Liabilities (-5.5%)		(646,586)

Net Assets (100%)		$11,815,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $741,100. This was collateralized by cash of $747,390 which was subsequently invested in an investment company and joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Fund which are Class Z shares.

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	61,694	46,771	619,000	—	—	(6,879)	658,892	—	—
1290 GAMCO Small/Mid Cap Value Fund	58,838	788,005	125,819	(76,535)	(194)	54,882	891,977	—	—
1290 SmartBeta Equity Fund	170,779	2,084,404	422,883	(30,858)	(78)	97,293	2,573,644	—	—
AB Small Cap Growth Fund*	4,558	725,953	125,924	(651,580)	(109,126)	172,096	263,267	—	—
Fixed Income
1290 Diversified Bond Fund	308,367	2,633,932	435,684	(290,521)	(759)	15,468	2,793,804	52,576	—
1290 High Yield Bond Fund	70,962	491,181	80,220	(6,301)	2	8,271	573,373	8,025	—

Total		6,770,246	1,809,530	(1,055,795)	(110,155)	341,131	7,754,957	60,601	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,826,577	$—	$—	$3,826,577
Investment Companies
Investment Companies	7,754,957	—	—	7,754,957
Short-Term Investments
Investment Companies	333,369	—	—	333,369
Repurchase Agreement	—	547,390	—	547,390

Total Assets	$11,914,903	$547,390	$—	$12,462,293

Total Liabilities	$—	$—	$—	$—

Total	$11,914,903	$547,390	$—	$12,462,293

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,259
Aggregate gross unrealized depreciation	(685,845)

Net unrealized depreciation	$(672,586)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,134,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.1%)
iShares Core S&P Total US Stock Market ETF	12,990	$1,176,244
iShares Core S&P U.S. Value ETF	9,020	665,496
iShares MSCI Global Min Vol Factor ETF	13,340	1,290,645
SPDR Portfolio Developed World ex-US ETF(x)	16,470	529,016
Vanguard FTSE Emerging Markets ETF(x)	9,550	385,820

Total Equity		4,047,221

Fixed Income (3.3%)
iShares Broad USD High Yield Corporate Bond ETF	12,410	441,176

Total Exchange Traded Funds (33.4%) (Cost $4,546,823)		4,488,397

INVESTMENT COMPANIES:
Equity (54.1%)
1290 Essex Small Cap Growth Fund*‡	88,291	942,949
1290 GAMCO Small/Mid Cap Value Fund‡	88,762	1,345,629
1290 SmartBeta Equity Fund‡	302,084	4,552,411
AB Small Cap Growth Fund *‡	7,330	423,407

Total Equity		7,264,396

Fixed Income (10.5%)
1290 Diversified Bond Fund‡	114,785	1,039,950
1290 High Yield Bond Fund ‡	44,476	359,365

Total Fixed Income		1,399,315

Total Investment Companies (64.6%) (Cost $9,088,328)		8,663,711

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	183,570	183,625

	Principal Amount	Value (Note 1)
Repurchase Agreement (3.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $408,816,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $416,826. (xx)	$408,653	408,653

Total Short-Term Investments (4.4%) (Cost $592,321)		592,278

Total Investments in Securities (102.4%) (Cost $14,227,472)		13,744,386
Other Assets Less Liabilities (-2.4%)		(323,442)

Net Assets (100%)		$13,420,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $391,278. This was collateralized by cash of $408,653 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Fund which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	88,291	65,284	889,000	—	—	(11,335)	942,949	—	—
1290 GAMCO Small/Mid Cap Value Fund	88,762	1,179,399	173,200	(94,250)	316	86,964	1,345,629	—	—
1290 SmartBeta Equity Fund	302,084	3,716,272	664,088	(8,119)	(5)	180,175	4,552,411	—	—
AB Small Cap Growth Fund*	7,330	1,090,923	173,232	(941,423)	(114,083)	214,758	423,407	—	—
Fixed Income
1290 Diversified Bond Fund	114,785	1,644,313	216,618	(829,551)	(26,647)	35,217	1,039,950	26,400	—
1290 High Yield Bond Fund	44,476	282,805	96,616	(26,220)	32	6,132	359,365	4,779	—

Total		7,978,996	2,212,754	(1,899,563)	(140,387)	511,911	8,663,711	31,179	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,488,397	$—	$—	$4,488,397
Investment Companies
Investment Companies	8,663,711	—	—	8,663,711
Short-Term Investments
Investment Company	183,625	—	—	183,625
Repurchase Agreement	—	408,653	—	408,653

Total Assets	$13,335,733	$408,653	$—	$13,744,386

Total Liabilities	$—	$—	$—	$—

Total	$13,335,733	$408,653	$—	$13,744,386

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,617
Aggregate gross unrealized depreciation	(527,466)

Net unrealized depreciation	$(506,849)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,251,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.0%)
iShares Core MSCI EAFE ETF	325,470	$21,757,669
iShares Core S&P 500 ETF	49,238	20,240,757
iShares Core S&P Mid-Cap ETF	27,850	6,966,956
iShares Core S&P Small-Cap ETF	11,950	1,155,565
iShares MSCI EAFE ETF	44,160	3,158,323
iShares Russell 2000 ETF(x)	9,825	1,752,780
Vanguard Large-Cap ETF	46,160	8,623,150
Vanguard S&P 500 ETF	52,170	19,619,572

Total Equity		83,274,772

Fixed Income (34.8%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	554,857	44,510,629

Total Exchange Traded Funds (99.8%) (Cost $124,731,410)		127,785,401

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	263,742	263,821

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $1,915,422,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,952,949. (xx)	$1,914,656	1,914,656

Total Short-Term Investments (1.7%) (Cost $2,178,493)		2,178,477

Total Investments in Securities (101.5%) (Cost $126,909,903)		129,963,878
Other Assets Less Liabilities (-1.5%)		(1,874,153)

Net Assets (100%)		$128,089,725

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $1,906,315. This was collateralized by cash of $1,914,656 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$127,785,401	$—	$—	$127,785,401
Short-Term Investments
Investment Company	263,821	—	—	263,821
Repurchase Agreement	—	1,914,656	—	1,914,656

Total Assets	$128,049,222	$1,914,656	$—	$129,963,878

Total Liabilities	$—	$—	$—	$—

Total	$128,049,222	$1,914,656	$—	$129,963,878

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,228,509
Aggregate gross unrealized depreciation	(4,231,865)

Net unrealized appreciation	$1,996,644

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,967,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (37.8%)
iMGP DBi Managed Futures Strategy ETF(x)	45,700	$1,201,910
IQ Merger Arbitrage ETF(x)*	37,760	1,194,349
ProShares Long Online/Short Stores ETF*	13,930	459,392
ProShares RAFI Long/Short, Escrow Shares(r)*	8,820	—

Total Alternatives		2,855,651

Commodity (13.7%)
Invesco DB Agriculture Fund	12,140	248,020
Invesco DB Energy Fund	11,570	237,699
Invesco DB Precious Metals Fund	10,690	545,618

Total Commodity		1,031,337

Equity (17.7%)
iShares Core US REIT ETF(x)	8,770	442,008
JPMorgan Equity Premium Income ETF(x)	8,450	461,370
Vanguard Global ex-U.S. Real Estate ETF	10,750	436,127

Total Equity		1,339,505

Fixed Income (30.2%)
iShares Convertible Bond ETF	15,970	1,159,741
Vanguard Short-Term Inflation- Protected Securities ETF	23,430	1,120,423

Total Fixed Income		2,280,164

Total Exchange Traded Funds (99.4%) (Cost $8,519,536)		7,506,657

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (3.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $276,060, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $281,469. (xx)	$275,950	275,950

Total Short-Term Investment (3.7%) (Cost $275,950)		275,950

Total Investments in Securities (103.1%) (Cost $8,795,486)		7,782,607
Other Assets Less Liabilities (-3.1%)		(228,261)

Net Assets (100%)		$7,554,346

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $561,780. This was collateralized by $293,560 of various U.S. Government Treasury Securities, ranging from 0.375% - 4.000%, maturing 8/15/24 - 11/15/51 and by cash of $275,950 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,506,657	$—	$—	(a)	$7,506,657
Short-Term Investment
Repurchase Agreement	—	275,950	—		275,950

Total Assets	$7,506,657	$275,950	$—		$7,782,607

Total Liabilities	$—	$—	$—		$—

Total	$7,506,657	$275,950	$—		$7,782,607

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,798
Aggregate gross unrealized depreciation	(1,194,277)

Net unrealized depreciation	$(1,076,479)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,859,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$112

CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.2%)
Media (0.1%)
Paramount Global
5.750%	1,295	38,772

Wireless Telecommunication Services (1.1%)
2020 Cash Mandatory Exchangeable Trust
5.250%*§	370	431,143

Total Communication Services		469,915

Consumer Discretionary (0.6%)
Automobile Components (0.6%)
Aptiv plc
5.500%	2,090	256,527

Total Consumer Discretionary		256,527

Financials (4.7%)
Banks (3.6%)
Bank of America Corp.
7.250%(y)	550	642,268
Wells Fargo & Co.
7.500%(y)	695	817,494

		1,459,762

Capital Markets (0.8%)
AMG Capital Trust II
5.150%	1,115	54,914
KKR Group Co., Inc.
6.000%	4,205	266,807

		321,721

Financial Services (0.3%)
2020 Mandatory Exchangeable Trust
6.500%§	135	124,409

Total Financials		1,905,892

Health Care (1.2%)
Health Care Equipment & Supplies (1.2%)
Becton Dickinson & Co.
6.000%(x)	5,000	248,600
Boston Scientific Corp.
5.500%	1,775	214,846

Total Health Care		463,446

Industrials (1.4%)
Construction & Engineering (0.6%)
Fluor Corp.
6.500%(y)	125	221,125

Machinery (0.5%)
Chart Industries, Inc.
6.750%	2,000	106,980
RBC Bearings, Inc.
5.000%	900	101,430

		208,410

Professional Services (0.3%)
Clarivate plc
5.250%	3,200	131,424

Total Industrials		560,959

Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.3%)
Coherent Corp.
6.000%	595	104,119

Total Information Technology		104,119

Materials (0.8%)
Metals & Mining (0.8%)
ArcelorMittal SA
5.500%	4,520	322,050

Total Materials		322,050

Utilities (4.3%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.
6.125%	3,180	160,113
NextEra Energy, Inc.
6.219%	14,965	710,971
PG&E Corp.
5.500%	2,725	387,849

		1,258,933

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
6.875%	1,925	172,307

Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
7.750%	3,945	117,837
NiSource, Inc.
7.750%	1,675	174,970

		292,807

Total Utilities		1,724,047

Total Convertible Preferred Stocks (14.5%) (Cost $6,525,599)		5,806,955

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (84.9%)
Communication Services (10.7%)
Diversified Telecommunication Services (0.1%)
Liberty Latin America Ltd.
2.000%, 7/15/24	$65,000	59,846

Entertainment (4.3%)
Bilibili, Inc.
1.375%, 4/1/26	60,000	71,568
0.500%, 12/1/26	133,000	115,774
1.250%, 6/15/27	145,000	145,327
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	101,437
iQIYI, Inc.
2.000%, 4/1/25	195,000	194,512
4.000%, 12/15/26	170,000	153,255
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27(x)§	78,000	83,717
Live Nation Entertainment, Inc.
2.000%, 2/15/25	60,000	58,380
3.125%, 1/15/29§	163,000	159,821
Sea Ltd.
2.375%, 12/1/25	185,000	225,126
0.250%, 9/15/26	520,000	407,420

		1,716,337

Interactive Media & Services (2.2%)
fuboTV, Inc.
3.250%, 2/15/26	45,000	18,702
Hello Group, Inc.
1.250%, 7/1/25	100,000	98,557
JOYY, Inc.
0.750%, 6/15/25	70,000	68,452
1.375%, 6/15/26	90,000	80,786
Snap, Inc.
0.250%, 5/1/25	55,000	51,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 8/1/26	$110,000	$100,760
(Zero Coupon), 5/1/27	225,000	163,913
0.125%, 3/1/28	300,000	210,450
Ziff Davis, Inc.
1.750%, 11/1/26§	90,000	87,975

		881,515

Media (4.1%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	110,460
DISH Network Corp.
2.375%, 3/15/24	165,000	146,025
(Zero Coupon), 12/15/25	330,000	174,240
3.375%, 8/15/26	545,000	280,675
Liberty Broadband Corp.
3.125%, 3/31/53§	300,000	293,250
Liberty Interactive LLC
4.000%, 11/15/29	49,912	7,300
3.750%, 2/15/30	59,856	7,781
1.750%, 9/30/46§	35,000	35,789
Liberty Media Corp.
3.750%, 3/15/28§	100,000	100,100
2.125%, 3/31/48§	40,000	38,360
2.750%, 12/1/49§	149,970	133,248
0.500%, 12/1/50§	190,000	187,074
Magnite, Inc.
0.250%, 3/15/26	80,000	63,914
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	55,584

		1,633,800

Total Communication Services		4,291,498

Consumer Discretionary (15.1%)
Automobile Components (0.4%)
LCI Industries
1.125%, 5/15/26	100,000	90,850
Luminar Technologies, Inc.
1.250%, 12/15/26§	100,000	64,941

		155,791

Automobiles (3.4%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	48,101
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	419,580
Li Auto, Inc.
0.250%, 5/1/28	155,000	171,895
Lucid Group, Inc.
1.250%, 12/15/26§	375,000	210,375
NIO, Inc.
(Zero Coupon), 2/1/26	145,000	134,141
0.500%, 2/1/27	100,000	79,003
Rivian Automotive, Inc.
4.625%, 3/15/29§	275,000	284,247

		1,347,342

Broadline Retail (2.9%)
Etsy, Inc.
0.125%, 10/1/26	125,000	178,787
0.125%, 9/1/27	110,000	98,946
0.250%, 6/15/28	175,000	144,432
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	71,279
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	102,362
MercadoLibre, Inc.
2.000%, 8/15/28	80,000	241,280
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	345,000	326,198

		1,163,284

Diversified Consumer Services (0.7%)
2U, Inc.
2.250%, 5/1/25	60,000	46,890
Chegg, Inc.
0.125%, 3/15/25	95,000	83,125
(Zero Coupon), 9/1/26	130,000	102,049
Stride, Inc.
1.125%, 9/1/27	60,000	59,447

		291,511

Hotels, Restaurants & Leisure (5.8%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	319,193
Booking Holdings, Inc.
0.750%, 5/1/25	145,000	217,123
Carnival Corp.
5.750%, 10/1/24	75,000	93,525
5.750%, 12/1/27§	225,000	242,887
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	225,000	155,700
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	156,670
H World Group Ltd.
3.000%, 5/1/26	100,000	134,150
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	121,000
3.250%, 12/15/27§	105,000	102,375
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	107,650
1.125%, 2/15/27	132,000	93,873
2.500%, 2/15/27	121,000	90,810
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	75,000	75,974
6.000%, 8/15/25§	215,000	327,768
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	93,778

		2,332,476

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	132,871

Specialty Retail (1.6%)
Burlington Stores, Inc.
2.250%, 4/15/25	85,000	97,591
Farfetch Ltd.
3.750%, 5/1/27	55,000	42,817
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	52,635
Vroom, Inc.
0.750%, 7/1/26	130,000	49,400
Wayfair, Inc.
0.625%, 10/1/25	215,000	156,470
1.000%, 8/15/26	180,000	118,775
3.250%, 9/15/27(x)§	142,000	120,558

		638,246

Total Consumer Discretionary		6,061,521

Consumer Staples (1.1%)
Food Products (0.7%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	53,475
Freshpet, Inc.
3.000%, 4/1/28§	70,000	81,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Post Holdings, Inc.
2.500%, 8/15/27§	$119,000	$124,379

		259,124

Personal Care Products (0.4%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	98,235
Herbalife Nutrition Ltd.
2.625%, 3/15/24	75,000	71,062

		169,297

Total Consumer Staples		428,421

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
EQT Corp.
1.750%, 5/1/26	70,000	154,168
Northern Oil and Gas, Inc.
3.625%, 4/15/29§	93,000	99,277
Pioneer Natural Resources Co.
0.250%, 5/15/25	180,000	384,300

Total Energy		637,745

Financials (4.5%)
Banks (0.3%)
BofA Finance LLC
0.600%, 5/25/27	100,000	111,019

Capital Markets (1.1%)
Ares Capital Corp.
4.625%, 3/1/24	50,000	50,344
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	156,764
JPMorgan Chase Financial Co. LLC
0.250%, 5/1/23§	130,000	140,660
0.500%, 6/15/27	65,000	80,015

		427,783

Consumer Finance (0.7%)
LendingTree, Inc.
0.500%, 7/15/25	120,000	89,496
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26(x)§	198,000	138,105
Upstart Holdings, Inc.
0.250%, 8/15/26	92,000	53,314

		280,915

Financial Services (2.4%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	253,000	162,553
Block, Inc.
0.500%, 5/15/23	110,000	112,973
0.125%, 3/1/25	180,000	171,990
(Zero Coupon), 5/1/26	65,000	52,975
0.250%, 11/1/27	90,000	68,850
Euronet Worldwide, Inc.
0.750%, 3/15/49	115,000	110,687
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	52,745
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	116,860
0.500%, 8/1/27	129,000	121,712

		971,345

Total Financials		1,791,062

Health Care (13.0%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27§	192,000	191,627
Ascendis Pharma A/S
2.250%, 4/1/28§	92,000	89,250
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	85,000	87,208
1.250%, 5/15/27(x)	130,000	135,591
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	99,360
2.250%, 2/1/29	100,000	63,735
Cytokinetics, Inc.
3.500%, 7/1/27§	100,000	97,600
Exact Sciences Corp.
0.375%, 3/15/27	110,000	102,353
0.375%, 3/1/28	220,000	193,179
2.000%, 3/1/30§	120,000	131,940
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	118,651
1.000%, 8/15/28§	138,000	130,065
Insmed, Inc.
0.750%, 6/1/28	80,000	61,796
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	14,000	13,863
Ionis Pharmaceuticals, Inc.
0.125%, 12/15/24	95,000	87,419
(Zero Coupon), 4/1/26	105,000	95,288
Sarepta Therapeutics, Inc.
1.250%, 9/15/27§	220,000	263,909

		1,962,834

Health Care Equipment & Supplies (5.0%)
CONMED Corp.
2.250%, 6/15/27§	165,000	163,433
Dexcom, Inc.
0.750%, 12/1/23	135,000	381,645
0.250%, 11/15/25(x)	205,000	219,587
Envista Holdings Corp.
2.375%, 6/1/25	115,000	229,153
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	80,606
Insulet Corp.
0.375%, 9/1/26	145,000	216,557
Integer Holdings Corp.
2.125%, 2/15/28§	103,000	112,116
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	102,121
Lantheus Holdings, Inc.
2.625%, 12/15/27§	105,000	136,033
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	103,139
NuVasive, Inc.
1.000%, 6/1/23	110,000	108,700
0.375%, 3/15/25	60,000	52,980
Omnicell, Inc.
0.250%, 9/15/25	115,000	105,685
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	10,500

		2,022,255

Health Care Providers & Services (0.8%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	140,769
Oak Street Health, Inc.
(Zero Coupon), 3/15/26	170,000	167,515

		308,284

Health Care Technology (0.5%)
Livongo Health, Inc.
0.875%, 6/1/25	110,000	96,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Teladoc Health, Inc.
1.250%, 6/1/27	$135,000	$104,124

		200,985

Life Sciences Tools & Services (0.5%)
CryoPort, Inc.
0.750%, 12/1/26§	72,000	56,108
Illumina, Inc.
(Zero Coupon), 8/15/23	150,000	146,241

		202,349

Pharmaceuticals (1.3%)
Aphria, Inc.
5.250%, 6/1/24§	40,000	37,734
Jazz Investments I Ltd.
1.500%, 8/15/24	120,000	115,999
2.000%, 6/15/26	190,000	210,425
Pacira BioSciences, Inc.
0.750%, 8/1/25	70,000	64,006
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23	75,000	74,990

		503,154

Total Health Care		5,199,861

Industrials (6.0%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.
0.500%, 12/15/27§	135,000	158,153
Parsons Corp.
0.250%, 8/15/25	105,000	115,710
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	24,910

		298,773

Air Freight & Logistics (0.5%)
ZTO Express Cayman, Inc.
1.500%, 9/1/27§	194,000	208,647

Electrical Equipment (0.4%)
Array Technologies, Inc.
1.000%, 12/1/28	75,000	82,633
Stem, Inc.
0.500%, 12/1/28§	88,000	49,715
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	33,025

		165,373

Ground Transportation (0.7%)
Lyft, Inc.
1.500%, 5/15/25	125,000	109,741
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	180,000	158,361

		268,102

Machinery (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26	83,000	62,094
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	90,000	76,365
John Bean Technologies Corp.
0.250%, 5/15/26	50,000	45,575
Middleby Corp. (The)
1.000%, 9/1/25	155,000	192,241

		376,275

Passenger Airlines (2.0%)
American Airlines Group, Inc.
6.500%, 7/1/25	185,000	213,768
Copa Holdings SA
4.500%, 4/15/25	50,000	92,394
JetBlue Airways Corp.
0.500%, 4/1/26	135,000	103,545
Southwest Airlines Co.
1.250%, 5/1/25(x)	290,000	329,440
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	56,385

		795,532

Professional Services (0.8%)
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	86,629
KBR, Inc.
2.500%, 11/1/23	70,000	152,005
Upwork, Inc.
0.250%, 8/15/26	86,000	67,372

		306,006

Total Industrials		2,418,708

Information Technology (27.2%)
Communications Equipment (1.2%)
Infinera Corp.
3.750%, 8/1/28§	75,000	101,250
Lumentum Holdings, Inc.
0.250%, 3/15/24	105,000	110,040
0.500%, 12/15/26	215,000	185,975
0.500%, 6/15/28	125,000	95,173

		492,438

Electronic Equipment, Instruments & Components (0.7%)
Insight Enterprises, Inc.
0.750%, 2/15/25	70,000	146,608
Itron, Inc.
(Zero Coupon), 3/15/26	60,000	49,650
Vishay Intertechnology, Inc.
2.250%, 6/15/25	85,000	84,369

		280,627

IT Services (5.5%)
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	201,068
0.375%, 9/1/27	210,000	192,866
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	211,125
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	269,000	211,235
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	103,090
MongoDB, Inc.
0.250%, 1/15/26	225,000	290,700
Okta, Inc.
0.125%, 9/1/25	205,000	184,807
0.375%, 6/15/26	160,000	136,160
Perficient, Inc.
0.125%, 11/15/26	69,000	54,820
Shopify, Inc.
0.125%, 11/1/25	165,000	145,035
Spotify USA, Inc.
(Zero Coupon), 3/15/26	285,000	238,545
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	86,900
Wix.com Ltd.
(Zero Coupon), 7/1/23	100,000	98,400
(Zero Coupon), 8/15/25	75,000	64,725

		2,219,476

Semiconductors & Semiconductor Equipment (4.8%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	82,200
(Zero Coupon), 3/1/28	120,000	124,415
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26	105,000	110,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Microchip Technology, Inc.
0.125%, 11/15/24(x)	$135,000	$150,703
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	228,532
0.500%, 3/1/29§	300,000	311,882
Silicon Laboratories, Inc.
0.625%, 6/15/25	125,000	186,726
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	174,960
Wolfspeed, Inc.
1.750%, 5/1/26	100,000	148,950
0.250%, 2/15/28	130,000	108,290
1.875%, 12/1/29§	324,000	286,902

		1,913,968

Software (14.5%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	97,024
Alteryx, Inc.
0.500%, 8/1/24	55,000	51,288
1.000%, 8/1/26	90,000	75,825
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	108,899
0.375%, 7/1/27	100,000	84,400
BILL Holdings, Inc.
(Zero Coupon), 12/1/25	215,000	196,618
(Zero Coupon), 4/1/27	101,000	78,477
Blackline, Inc.
0.125%, 8/1/24	35,000	38,350
(Zero Coupon), 3/15/26	220,000	186,450
Ceridian HCM Holding, Inc.
0.250%, 3/15/26	120,000	107,630
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	185,622
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	115,000	128,684
Datadog, Inc.
0.125%, 6/15/25	160,000	172,720
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	128,793
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	120,549
(Zero Coupon), 3/1/28	100,000	86,841
Envestnet, Inc.
0.750%, 8/15/25	50,000	45,094
2.625%, 12/1/27§	118,000	123,251
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	33,075
Five9, Inc.
0.500%, 6/1/25	145,000	133,481
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	53,597
HubSpot, Inc.
0.375%, 6/1/25	70,000	111,020
InterDigital, Inc.
3.500%, 6/1/27§	91,000	101,738
Jamf Holding Corp.
0.125%, 9/1/26	66,000	54,318
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	38,675
Marathon Digital Holdings, Inc.
1.000%, 12/1/26	110,000	41,596
MicroStrategy, Inc.
0.750%, 12/15/25	115,000	105,209
(Zero Coupon), 2/15/27	140,000	73,243
New Relic, Inc.
0.500%, 5/1/23	65,000	64,669
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	57,450
Nutanix, Inc.
0.250%, 10/1/27	85,000	70,836
Palo Alto Networks, Inc.
0.750%, 7/1/23	315,000	705,758
0.375%, 6/1/25	345,000	695,692
Pegasystems, Inc.
0.750%, 3/1/25	105,000	93,082
Porch Group, Inc.
0.750%, 9/15/26§	71,000	38,162
Progress Software Corp.
1.000%, 4/15/26	40,000	43,520
Rapid7, Inc.
0.250%, 3/15/27	85,000	73,825
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	154,087
(Zero Coupon), 3/15/26	95,000	76,836
Splunk, Inc.
0.500%, 9/15/23	105,000	102,375
1.125%, 9/15/25	155,000	149,982
1.125%, 6/15/27	245,000	209,353
Tyler Technologies, Inc.
0.250%, 3/15/26	85,000	81,175
Unity Software, Inc.
(Zero Coupon), 11/15/26	279,000	216,086
Zscaler, Inc.
0.125%, 7/1/25	205,000	216,173

		5,811,528

Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)	185,000	178,340

Total Information Technology		10,896,377

Materials (0.7%)
Chemicals (0.0%)†
Amyris, Inc.
1.500%, 11/15/26	95,000	25,413

Metals & Mining (0.7%)
MP Materials Corp.
0.250%, 4/1/26§	145,000	136,251
United States Steel Corp.
5.000%, 11/1/26	70,000	142,310

		278,561

Total Materials		303,974

Real Estate (1.8%)
Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	114,275

Real Estate Management & Development (1.5%)
Opendoor Technologies, Inc.
0.250%, 8/15/26§	150,000	75,331
Realogy Group LLC
0.250%, 6/15/26	85,000	58,438
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	92,869
0.500%, 4/1/27	80,000	49,080
Zillow Group, Inc.
0.750%, 9/1/24	140,000	163,170
2.750%, 5/15/25	110,000	112,420
1.375%, 9/1/26	65,000	76,472

		627,780

Total Real Estate		742,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (3.2%)
Electric Utilities (1.8%)
Alliant Energy Corp.
3.875%, 3/15/26§	$125,000	$129,177
NRG Energy, Inc.
2.750%, 6/1/48	120,000	123,300
PPL Capital Funding, Inc.
2.875%, 3/15/28§	150,000	150,553
Southern Co. (The)
3.875%, 12/15/25§	317,000	320,561

		723,591

Independent Power and Renewable Electricity Producers (1.2%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	64,995
(Zero Coupon), 11/15/25§	115,000	107,295
2.500%, 6/15/26§	100,000	88,800
Ormat Technologies, Inc.
2.500%, 7/15/27§	68,000	75,990
Sunnova Energy International, Inc.
0.250%, 12/1/26	130,000	92,105
2.625%, 2/15/28§	97,000	69,890

		499,075

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.
3.369%, 9/15/29(e)	200,000	77,796

Total Utilities		1,300,462

Total Convertible Bonds		34,071,684

Total Long-Term Debt Securities (84.9%) (Cost $41,933,280)		34,071,684

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	275,685	275,767

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $902,347,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $920,517.(xx)	$901,987	901,987
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23,repurchase price $300,206,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $330,886.(xx)	300,000	300,000

Total Repurchase Agreements		1,201,987

Total Short-Term Investments (3.7%) (Cost $1,477,772)		1,477,754

Total Investments in Securities (103.1%) (Cost $49,936,651)		41,356,505
Other Assets Less Liabilities (-3.1%)		(1,245,357)

Net Assets (100%)		$40,111,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $8,028,218 or 20.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $1,192,189. This was collateralized by cash of $1,201,987 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$112	$—	$—	$112
Convertible Bonds
Communication Services	—	4,291,498	—	4,291,498
Consumer Discretionary	—	6,061,521	—	6,061,521
Consumer Staples	—	428,421	—	428,421
Energy	—	637,745	—	637,745
Financials	—	1,791,062	—	1,791,062
Health Care	—	5,199,861	—	5,199,861
Industrials	—	2,418,708	—	2,418,708
Information Technology	—	10,896,377	—	10,896,377
Materials	—	303,974	—	303,974
Real Estate	—	742,055	—	742,055
Utilities	—	1,300,462	—	1,300,462
Convertible Preferred Stocks
Communication Services	38,772	431,143	—	469,915
Consumer Discretionary	256,527	—	—	256,527
Financials	1,726,569	179,323	—	1,905,892
Health Care	463,446	—	—	463,446
Industrials	232,854	328,105	—	560,959
Information Technology	104,119	—	—	104,119
Materials	322,050	—	—	322,050
Utilities	1,163,891	560,156	—	1,724,047
Short-Term Investments
Investment Company	275,767	—	—	275,767
Repurchase Agreements	—	1,201,987	—	1,201,987

Total Assets	$4,584,107	$36,772,398	$—	$41,356,505

Total Liabilities	$—	$—	$—	$—

Total	$4,584,107	$36,772,398	$—	$41,356,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,397,079
Aggregate gross unrealized depreciation	(10,140,330)

Net unrealized depreciation	$(8,743,251)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,099,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.8%)
ABFC Trust,
Series 2007-WMC1 A1A
6.095%, 6/25/37(l)	$2,635,200	$1,824,931
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
5.365%, 10/25/36(l)	2,290,489	792,045
AIMCO CLO,
Series 2018-AA D
7.342%, 4/17/31(l)§	500,000	461,410
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,099,246
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	815,283
American Airlines Pass-Through Trust,
Series 2015-1 B
3.700%, 5/1/23	1,832,798	1,812,196
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
6.345%, 1/25/33(l)	1,983,142	1,818,897
Apidos CLO XII,
Series 2013-12A DR
7.392%, 4/15/31(l)§	500,000	459,846
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
6.942%, 10/17/30(l)§	500,000	471,944
Atrium IX,
Series 9A DR
8.553%, 5/28/30(l)§	500,000	468,319
Babson CLO Ltd.,
Series 2015-IA DR
7.408%, 1/20/31(l)§	500,000	456,695
Bain Capital Credit CLO Ltd.,
Series 2020-5A D
8.358%, 1/20/32(l)§	1,000,000	917,251
Barings CLO Ltd.,
Series 2015-2A DR
7.758%, 10/20/30(l)§	500,000	463,658
Series 2019-1A DR
8.442%, 4/15/36(l)§	500,000	467,312
Series 2019-2A CR
8.192%, 4/15/36(l)§	500,000	467,401
Series 2020-1A DR
7.992%, 10/15/36(l)§	1,000,000	942,287
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	1,877,164	1,467,355
Canyon Capital CLO Ltd.,
Series 2014-1A CR
7.552%, 1/30/31(l)§	500,000	425,821
Series 2017-1A DR
7.792%, 7/15/30(l)§	500,000	452,495
Series 2021-1A D
7.892%, 4/15/34(l)§	500,000	448,220
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
8.108%, 7/20/34(l)§	1,000,000	896,948
Carlyle US CLO Ltd.,
Series 2021-1A D
10.792%, 4/15/34(l)§	500,000	435,606
Castlelake Aircraft Structured Trust,
Series 2021-1A B
6.656%, 1/15/46§	1,450,581	1,182,255
Cathedral Lake VIII Ltd.,
Series 2021-8A C
7.428%, 1/20/35(l)§	500,000	478,035
Series 2021-8A D1
8.228%, 1/20/35(l)§	1,000,000	901,413
CHCP Ltd.,
Series 2021-FL1 C
6.874%, 2/15/38(l)§	550,000	517,345
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	786,167	677,950
Cook Park CLO Ltd.,
Series 2018-1A C
6.542%, 4/17/30(l)§	1,000,000	934,826
Series 2018-1A D
7.392%, 4/17/30(l)§	500,000	447,516
Crown Point CLO IV Ltd.,
Series 2018-4A C
6.708%, 4/20/31(l)§	500,000	465,758
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	450,662
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,325,100
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
7.964%, 8/15/31(l)§	500,000	463,913
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
7.430%, 4/15/31(l)§	500,000	451,042
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
8.058%, 4/20/34(l)§	500,000	467,593
Dryden 57 CLO Ltd.,
Series 2018-57A D
7.414%, 5/15/31(l)§	500,000	453,723
Elevation CLO Ltd.,
Series 2013-1A BR2
8.114%, 8/15/32(l)§	1,250,000	1,193,769
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,822,651
Fremont Home Loan Trust,
Series 2006-D 1A1
4.985%, 11/25/36(l)	4,875,737	2,864,753
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
7.792%, 7/15/31(l)§	500,000	445,092
Generate CLO 2 Ltd.,
Series 2A CR
6.665%, 1/22/31(l)§	500,000	469,842
Gilbert Park CLO Ltd.,
Series 2017-1A D
7.742%, 10/15/30(l)§	500,000	460,111
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	308,924	263,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	$461,041	$400,712
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	992,500	923,827
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	358,313	303,939
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	704,957	593,425
LCM 28 Ltd.,
Series 28A D
7.758%, 10/20/30(l)§	500,000	406,089
LCM XXI LP,
Series 21A DR
7.608%, 4/20/28(l)§	500,000	475,661
Long Point Park CLO Ltd.,
Series 2017-1A C
7.192%, 1/17/30(l)§	500,000	427,426
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,014,346	851,452
Madison Park Funding LII Ltd.,
Series 2021-52A D
7.965%, 1/22/35(l)§	500,000	463,945
Madison Park Funding XI Ltd.,
Series 2013-11A DR
8.065%, 7/23/29(l)§	500,000	470,071
Madison Park Funding XX Ltd.,
Series 2016-20A DR
7.815%, 7/27/30(l)§	900,000	835,070
Magnetite XXIII Ltd.,
Series 2019-23A DR
7.868%, 1/25/35(l)§	500,000	470,235
Magnetite XXXI Ltd.,
Series 2021-31A E
10.792%, 7/15/34(l)§	500,000	466,952
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
5.145%, 7/25/37(l)	5,272,323	1,190,904
MidOcean Credit CLO III,
Series 2014-3A BR
6.615%, 4/21/31(l)§	1,000,000	951,474
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	172,811	157,959
Series 2018-2GS A
4.200%, 2/22/44§	283,163	263,474
Series 2019-2A B
3.280%, 9/20/40§	248,531	208,277
Nassau Ltd.,
Series 2018-IA A
5.942%, 7/15/31(l)§	500,000	489,989
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,364,688	1,168,113
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,912,500	4,074,346
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
7.658%, 7/20/31(l)§	1,000,000	933,360
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	343,518	324,643
Octagon 53 Ltd.,
Series 2021-1A E
11.292%, 4/15/34(l)§	1,000,000	864,104
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR
8.208%, 7/20/30(l)§	500,000	465,317
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
7.308%, 1/20/30(l)§	500,000	450,396
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
11.045%, 4/18/33(l)§	1,000,000	922,579
Option One Mortgage Loan Trust,
Series 2006-1 M2
5.415%, 1/25/36(l)	3,164,000	2,147,116
Ownit Mortgage Loan Trust,
Series 2006-3 M1
5.340%, 3/25/37(l)	2,290,552	2,004,616
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	967,500	906,091
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	361,544	302,692
Sound Point CLO XXIV,
Series 2019-3A DR
8.318%, 10/25/34(l)§	500,000	417,233
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
8.158%, 7/20/34(l)§	500,000	425,309
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
8.218%, 10/25/34(l)§	500,000	419,136
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	493,421
Series 2020-1A A2
1.893%, 8/25/45§	500,000	452,536
Sunnova Helios II Issuer LLC,
Series 2021-B B
2.010%, 7/20/48§	557,696	446,454
Sunnova Helios V Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	628,204	521,682
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	705,068	537,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	$453,745	$403,826
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	295,000	261,374
Textainer Marine Containers VII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	379,613	336,204
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
7.692%, 1/15/31(l)§	500,000	417,641
Series 2014-2A ER
10.542%, 1/15/31(l)§	500,000	337,428
Series 2018-1A B
6.442%, 7/15/30(l)§	2,000,000	1,904,298
Series 2018-1A D
7.692%, 7/15/30(l)§	500,000	427,380
Series 2018-1A E
10.292%, 7/15/30(l)§	500,000	397,764
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	488,898	431,877
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	393,750	339,866
Series 2021-1A A
1.860%, 3/20/46§	830,000	705,581
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	461,494	402,765
United Airlines Pass- Through Trust,
Series 2016-1 B
3.650%, 1/7/26	357,350	332,900
Upland CLO Ltd.,
Series 2016-1A CR
7.708%, 4/20/31(l)§	1,000,000	913,055
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	213,212
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	915,144	827,220
VOLT CVI LLC,
Series 2021-NP12 A1
2.734%, 12/26/51(e)§	2,405,940	2,205,254
Voya CLO Ltd.,
Series 2014-4A DR
10.742%, 7/14/31(l)§	1,000,000	717,627
Series 2017-3A CR
7.958%, 4/20/34(l)§	1,500,000	1,326,731
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	786,200	663,459
Wind River CLO Ltd.,
Series 2014-3A DR2
8.215%, 10/22/31(l)§	1,500,000	1,252,401
York CLO 1 Ltd.,
Series 2014-1A CRR
6.915%, 10/22/29(l)§	1,000,000	966,815

Total Asset-Backed Securities		79,014,485

Collateralized Mortgage Obligations (12.2%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	582,401	556,594
Alternative Loan Trust,
Series 2005-69 A1
4.138%, 12/25/35(l)	1,073,939	921,851
Series 2006-19CB A15
6.000%, 8/25/36	174,973	107,223
Series 2006-6CB 2A10
6.000%, 5/25/36	1,651,564	716,566
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,076,254
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
5.325%, 4/25/36(l)	824,681	686,300
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	195,212	155,864
Series 2007-5 3A1
6.000%, 7/25/37	1,669,308	1,387,455
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	2,086,509	1,768,936
CHL Mortgage Pass- Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,736,170	884,426
Series 2006-J4 A5
6.250%, 9/25/36	307,848	126,787
Series 2007-14 A18
6.000%, 9/25/37	1,493,716	826,731
Series 2007-HY1 1A1
3.752%, 4/25/37(l)	173,815	152,157
Series 2007-HY1 2A1
3.762%, 3/25/37(l)	70,348	58,964
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
4.014%, 3/25/36(l)	107,372	98,667
Series 2006-AR7 2A3A
3.780%, 11/25/36(l)	203,752	189,043
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,143,918	1,017,128
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
7.560%, 1/25/42(l)§	2,500,000	2,371,955
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,222,008	1,130,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 4050 ND
2.500%, 9/15/41	$155,320	$150,495
Series 4076 QD
2.500%, 11/15/41	179,760	172,533
Series 4471 GA
3.000%, 2/15/44	234,833	220,561
Series 4483 CA
3.000%, 6/15/44	110,893	105,304
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
6.960%, 2/25/42(l)§	1,000,000	971,352
Series 2022-DNA3 M1B
7.460%, 4/25/42(l)§	2,800,000	2,779,049
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	679,096	646,217
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	160,341	154,466
Series 2013-54 NP
2.500%, 3/25/43	468,117	432,822
Series 2015-42 CA
3.000%, 3/25/44	317,941	301,779
Series 2017-46 ZL
3.500%, 6/25/57	3,433,187	2,879,064
Series 2018-44 PZ
3.500%, 6/25/48	2,072,045	1,916,523
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	2,230,317	89,604
Series 2022-17 ZG
2.500%, 1/25/52	3,075,865	1,892,159
Series 2022-40 AZ
2.000%, 8/25/50	6,598,153	4,496,155
GNMA,
Series 2020-188
2.000%, 12/20/50 IO	2,725,360	286,775
Series 2021-117 ID
3.500%, 6/20/51 IO	1,658,324	274,654
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
5.085%, 4/25/47(l)	2,529,616	2,158,247
HomeBanc Mortgage Trust,
Series 2005-4 M4
5.820%, 10/25/35(l)	7,066,300	5,382,616
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,042,875
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,548,675	1,426,879
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	2,745,720
Series 2022-5 A1
6.900%, 9/27/27(e)§	4,510,852	4,488,085
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,497,774	1,196,083
Series 2007-QS8 A10
6.000%, 6/25/37	955,444	741,818
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,437,228	624,800
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	136,716	112,721
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,110,424	1,910,575
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
5.725%, 10/25/35(l)	1,004,476	894,297
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	120,051	109,939
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,069,426
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	996,805
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,613,756
Series 2023-INV1 A1
5.999%, 2/25/68(l)§	2,981,722	2,978,236
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	134,119	120,637
Series 2007-PA6 A1
4.294%, 12/28/37(l)	966,451	860,498

Total Collateralized Mortgage Obligations		65,476,580

Commercial Mortgage-Backed Securities (6.0%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	392,030
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.339%, 9/15/48(l)	886,000	761,229
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	490,402
Series 2017-BNK5 C
4.191%, 6/15/60(l)	600,000	509,569
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	275,442
Series 2021-BN37 C
3.108%, 11/15/64(l)	412,000	272,867
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	561,557
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	85,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
BBCMS Mortgage Trust,
Series 2018-TALL F
8.070%, 3/15/37(l)§	$550,000	$307,693
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	372,253
Series 2021-C12 A5
2.689%, 11/15/54	653,000	542,203
Series 2021-C12 XD
1.034%, 11/15/54 IO(l)§	9,899,000	715,046
Series 2021-C9 A5
2.299%, 2/15/54	668,000	545,801
Benchmark Mortgage Trust,
Series 2018-B2 C
4.271%, 2/15/51(l)	803,000	660,662
Series 2021-B23 XA
1.271%, 2/15/54 IO(l)	4,855,243	312,565
Series 2022-B32 AS
3.411%, 1/15/55(l)	650,000	477,035
BPR Trust,
Series 2022-OANA A
6.725%, 4/15/37(l)§	1,000,000	960,919
BX Trust,
Series 2019-OC11 D
3.944%, 12/9/41(l)§	517,000	425,056
Series 2019-OC11 E
3.944%, 12/9/41(l)§	458,000	359,358
Series 2021-VIEW C
7.034%, 6/15/36(l)§	601,000	553,306
Series 2021-VIEW D
7.584%, 6/15/36(l)§	601,000	541,374
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	450,498
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	783,147
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	439,620
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.747%, 2/10/49(l)	504,000	437,295
Series 2016-P4 XA
1.894%, 7/10/49 IO(l)	659,954	29,661
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	299,849
Series 2019-GC41 B
3.199%, 8/10/56	276,000	220,800
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	256,782
Series 2020-420K E
3.312%, 11/10/42(l)§	350,000	247,130
Series 2020-555 F
3.503%, 12/10/41(l)§	364,000	253,201
Series 2020-555 G
3.503%, 12/10/41(l)§	364,000	229,988
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	315,698
Commercial Mortgage Trust,
Series 2013-CR10 XA
0.586%, 8/10/46 IO(l)	1,028,622	719
Series 2014-CR16 C
4.899%, 4/10/47(l)	900,000	783,842
Series 2015-CR25 B
4.517%, 8/10/48(l)	675,000	620,361
Series 2015-CR26 XA
0.898%, 10/10/48 IO(l)	1,058,981	18,228
Series 2015-DC1 C
4.297%, 2/10/48(l)	100,000	83,249
Series 2016-DC2 XA
0.931%, 2/10/49 IO(l)	721,210	15,112
Series 2020-CX D
2.683%, 11/10/46(l)§	900,000	635,360
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.809%, 4/15/50 IO(l)	1,273,158	13,142
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	431,777
CSMC Trust,
Series 2021-B33 B
3.645%, 10/10/43(l)§	679,000	547,070
Series 2021-B33 C
3.645%, 10/10/43(l)§	228,000	174,411
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
5.934%, 7/15/35(l)§	272,000	213,963
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.521%, 11/10/47(l)§	197,000	119,091
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	472,163
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.892%, 1/15/49 IO(l)	634,573	12,460
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	228,370
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.979%, 9/15/47(l)§	370,000	319,358
Series 2015-C27 D
3.796%, 2/15/48(l)§	347,000	249,745
Series 2015-C32 C
4.654%, 11/15/48(l)	91,000	64,893
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.707%, 7/15/50(l)	800,000	640,386
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	729,635
Series 2016-C2 XA
1.491%, 6/15/49 IO(l)	703,790	23,498
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	325,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.611%, 3/10/49(l)§	$72,000	$63,248
MKT Mortgage Trust,
Series 2020-525M E
2.941%, 2/12/40(l)§	275,000	155,019
Series 2020-525M F
2.941%, 2/12/40(l)§	275,000	146,706
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	736,934
Series 2017-C33 B
4.105%, 5/15/50	753,000	654,431
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.848%, 12/15/48 IO(l)	931,503	16,267
Series 2016-UB11 XA
1.440%, 8/15/49 IO(l)	750,867	28,744
Series 2019-H7 C
4.128%, 7/15/52	850,000	645,477
Series 2021-L7 XD
0.923%, 10/15/54 IO(l)§	11,180,000	698,803
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.877%, 10/10/48 IO(l)	517,979	20,937
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	430,804
Series 2021-OVA F
2.851%, 7/15/41§	603,000	399,640
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,134,292
Series 2017-C2 C
4.295%, 8/15/50(l)	800,000	656,081
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	285,509
Series 2017-C7 C
4.593%, 12/15/50(l)	1,009,000	863,147
Series 2018-C10 C
5.054%, 5/15/51(l)	640,000	520,794
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
3.885%, 3/10/46(l)§	499,000	299,399
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	513,732	439,839
Series 2019-1 M2
4.010%, 3/25/49(l)§	216,276	190,390
Series 2019-1 M3
4.120%, 3/25/49(l)§	188,128	158,146
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
0.880%, 9/15/58 IO(l)	6,433,909	109,948
Series 2015-C31 C
4.596%, 11/15/48(l)	105,000	91,923
Series 2015-P2 XA
0.925%, 12/15/48 IO(l) $	636,503	12,590
Series 2016-C35 B
3.438%, 7/15/48	533,000	460,493
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	653,822
Series 2016-NXS6 XA
1.583%, 11/15/49 IO(l)	709,138	28,741
Series 2017-RC1 XA
1.384%, 1/15/60 IO(l)	773,351	33,365
Series 2019-C50 C
4.345%, 5/15/52	412,000	313,069
Series 2020-C58 B
2.704%, 7/15/53	800,000	587,562
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
0.998%, 8/15/47 IO(l)	1,880,697	17,746
Series 2014-C23 D
4.004%, 10/15/57(l)§	517,000	417,722

Total Commercial Mortgage- Backed Securities		32,079,106

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd.
7.000%, 4/17/23 PIK(y)§	41,024	3,266

Total Communication Services		3,266

Total Convertible Bond		3,266

Corporate Bonds (22.5%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.300%, 2/15/30	500,000	485,664
2.750%, 6/1/31	225,000	193,219
3.500%, 9/15/53	984,000	712,002
3.550%, 9/15/55	527,000	372,743
Bell Canada (The)
3.650%, 8/15/52	85,000	64,893
CCO Holdings LLC
4.750%, 3/1/30§	140,000	120,925
4.750%, 2/1/32§	150,000	125,812
4.250%, 1/15/34§	115,000	88,766
Frontier Communications Holdings LLC
5.875%, 10/15/27§	45,000	41,020
5.000%, 5/1/28§	110,000	95,150
KT Corp.
2.500%, 7/18/26(m)(x)	600,000	555,000
Level 3 Financing, Inc.
10.500%, 5/15/30§	46,000	44,160
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	249,030
Sable International Finance Ltd.
5.750%, 9/7/27(m)	200,000	185,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
3.150%, 3/22/30	$500,000	$454,458
3.875%, 3/1/52(x)	115,000	92,395

		3,881,087

Entertainment (0.2%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	115,000	74,462
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	195,000	178,727
Netflix, Inc.
4.875%, 4/15/28	160,000	160,706
Warnermedia Holdings, Inc.
3.755%, 3/15/27§	375,000	352,912
4.054%, 3/15/29§	385,000	357,315

		1,124,122

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
3.850%, 8/15/32	380,000	354,531
4.450%, 8/15/52	410,000	358,209

		712,740

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	370,000	365,727
3.500%, 3/1/42	410,000	274,548
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	75,000	54,117
Comcast Corp.
3.950%, 10/15/25	220,000	217,340
3.400%, 4/1/30	390,000	362,684
Directv Financing LLC
5.875%, 8/15/27§	110,000	98,811
DISH DBS Corp.
5.750%, 12/1/28§	130,000	96,769
GCI LLC
4.750%, 10/15/28§	150,000	129,000
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	250,000	239,786
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	125,000	108,750
News Corp.
5.125%, 2/15/32§	90,000	84,172
Scripps Escrow II, Inc.
3.875%, 1/15/29§	180,000	137,250
Townsquare Media, Inc.
6.875%, 2/1/26(x)§	135,000	127,279
VTR Finance NV
6.375%, 7/15/28(m)	200,000	81,225

		2,377,458

Wireless Telecommunication Services (0.4%)
CT Trust
5.125%, 2/3/32(m)	200,000	166,560
Digicel Group Holdings Ltd.
5.000%, 4/1/25 PIK§	28,456	10,880
Millicom International Cellular SA
6.250%, 3/25/29(m)	180,000	164,621
Telefonica Moviles Chile SA
3.537%, 11/18/31§	300,000	237,244
T-Mobile USA, Inc.
2.250%, 2/15/26	365,000	339,323
3.875%, 4/15/30	300,000	280,907
2.550%, 2/15/31	500,000	423,535
3.400%, 10/15/52	390,000	280,241
VTR Comunicaciones SpA
5.125%, 1/15/28(m)	200,000	122,662

		2,025,973

Total Communication Services		10,121,380

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
Dealer Tire LLC
8.000%, 2/1/28§	85,000	76,075
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31	190,000	163,588

		239,663

Automobiles (0.3%)
Ford Motor Co.
3.250%, 2/12/32	390,000	305,662
Hyundai Capital America
2.650%, 2/10/25§	770,000	733,707
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	290,000	287,987

		1,327,356

Distributors (0.0%)†
BCPE Empire Holdings, Inc.
7.625%, 5/1/27(x)§	195,000	178,181

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC
6.500%, 5/15/29§	245,000	203,478

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
4.625%, 10/15/29§	155,000	135,927
Carnival Corp.
5.750%, 3/1/27(x)§	485,000	398,913
Cedar Fair LP
5.250%, 7/15/29	130,000	120,792
Expedia Group, Inc.
5.000%, 2/15/26	180,000	178,182
3.800%, 2/15/28	345,000	324,731
3.250%, 2/15/30	130,000	112,660
2.950%, 3/15/31	45,000	37,335
Fertitta Entertainment LLC
6.750%, 1/15/30§	255,000	208,598
Marriott International, Inc. Series II
2.750%, 10/15/33	480,000	387,663
Series R
3.125%, 6/15/26	400,000	376,415
McDonald’s Corp.
4.450%, 3/1/47	390,000	354,887
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	325,000	278,688
NCL Corp. Ltd.
5.875%, 2/15/27§	150,000	140,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Premier Entertainment Sub LLC
5.625%, 9/1/29§	$130,000	$95,914
5.875%, 9/1/31(x)§	65,000	46,214
Scientific Games Holdings LP
6.625%, 3/1/30§	215,000	189,200
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	134,764
Viking Cruises Ltd.
5.875%, 9/15/27(x)§	310,000	266,898

		3,787,884

Household Durables (0.0%)†
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	157,860
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	45,000	27,450

		185,310

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	685,000	561,573
4.100%, 1/15/52	200,000	140,153
Lowe’s Cos., Inc.
4.400%, 9/8/25	205,000	203,654
5.625%, 4/15/53	210,000	208,469
Michaels Cos., Inc. (The)
5.250%, 5/1/28(x)§	135,000	112,147
Sonic Automotive, Inc.
4.625%, 11/15/29§	265,000	221,275
SRS Distribution, Inc.
4.625%, 7/1/28§	225,000	199,287
Staples, Inc.
7.500%, 4/15/26(x)§	230,000	201,133
Victoria’s Secret & Co.
4.625%, 7/15/29§	225,000	181,687

		2,029,378

Total Consumer Discretionary		7,951,250

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	385,000	373,547
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	351,000	328,572
Constellation Brands, Inc.
3.150%, 8/1/29	315,000	287,505
2.875%, 5/1/30	90,000	78,777
PepsiCo, Inc.
3.600%, 2/18/28	220,000	215,578
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	135,238

		1,419,217

Consumer Staples Distribution & Retail (0.2%)
Dollar General Corp.
4.250%, 9/20/24	175,000	172,908
Dollar Tree, Inc.
4.000%, 5/15/25	675,000	662,144
3.375%, 12/1/51	65,000	45,280
United Natural Foods, Inc.
6.750%, 10/15/28§	165,000	153,353

		1,033,685

Food Products (0.2%)
Kraft Heinz Foods Co.
4.375%, 6/1/46	410,000	354,911
Post Holdings, Inc.
5.500%, 12/15/29§	105,000	99,487
4.625%, 4/15/30§	28,000	25,095
Smithfield Foods, Inc.
4.250%, 2/1/27§	685,000	635,235

		1,114,728

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	65,000	59,638

Personal Care Products (0.0%)†
Coty, Inc.
5.000%, 4/15/26§	150,000	144,750

Tobacco (0.1%)
BAT Capital Corp.
3.462%, 9/6/29	795,000	699,302

Total Consumer Staples		4,471,320

Energy (2.8%)
Energy Equipment & Services (0.2%)
Guara Norte Sarl
5.198%, 6/15/34(m)	364,228	314,215
Halliburton Co.
2.920%, 3/1/30	145,000	128,801
Transocean Poseidon Ltd.
6.875%, 2/1/27§	170,625	166,359
USA Compression Partners LP
6.875%, 9/1/27	115,000	109,825
Weatherford International Ltd.
6.500%, 9/15/28§	155,000	155,265

		874,465

Oil, Gas & Consumable Fuels (2.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	62,320
BP Capital Markets America, Inc.
2.939%, 6/4/51	295,000	203,783
3.001%, 3/17/52	390,000	270,655
Callon Petroleum Co.
7.500%, 6/15/30(x)§	195,000	183,300
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	209,416
CNX Resources Corp.
6.000%, 1/15/29§	175,000	164,006
7.375%, 1/15/31§	110,000	108,449
Continental Resources, Inc.
2.268%, 11/15/26§	395,000	349,648
Cosan Luxembourg SA
7.000%, 1/20/27(m)	200,000	200,300
Cosan Overseas Ltd.
8.250%, 5/5/23(m)(y)	300,000	298,500
Ecopetrol SA
4.625%, 11/2/31	150,000	114,697
5.875%, 5/28/45	100,000	68,500
5.875%, 11/2/51	700,000	466,375
EIG Pearl Holdings Sarl
3.545%, 8/31/36(m)	400,000	341,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.387%, 11/30/46(m)	$200,000	$157,663
Enbridge, Inc.
3.400%, 8/1/51	330,000	230,342
Energy Transfer LP
4.750%, 1/15/26	335,000	330,209
4.400%, 3/15/27	220,000	213,420
5.000%, 5/15/44(e)	430,000	367,019
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	235,838
Exxon Mobil Corp.
4.227%, 3/19/40	345,000	321,891
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	235,448	224,926
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,294,524	1,114,909
GNL Quintero SA
4.634%, 7/31/29(m)	382,400	367,176
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	400,000	340,575
Hess Midstream Operations LP
5.125%, 6/15/28(x)§	160,000	151,296
4.250%, 2/15/30§	260,000	231,067
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	117,813
5.750%, 2/1/29§	230,000	212,750
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, 6/1/28(m)	524,400	493,362
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	605,000	661,483
Marathon Petroleum Corp.
5.125%, 12/15/26	315,000	316,854
MC Brazil Downstream Trading Sarl
7.250%, 6/30/31(m)	579,751	450,756
NGL Energy Operating LLC
7.500%, 2/1/26§	120,000	115,800
NGPL PipeCo LLC
3.250%, 7/15/31§	160,000	135,652
Occidental Petroleum Corp.
6.125%, 1/1/31	110,000	114,171
Oleoducto Central SA
4.000%, 7/14/27(m)	400,000	343,325
ONEOK, Inc.
3.400%, 9/1/29	195,000	172,564
Parkland Corp.
4.500%, 10/1/29§	195,000	172,774
Petrobras Global Finance BV
6.750%, 6/3/50	600,000	523,800
Petroleos del Peru SA
4.750%, 6/19/32(m)	400,000	292,900
5.625%, 6/19/47(m)	200,000	126,250
Petroleos Mexicanos
6.750%, 9/21/47	200,000	129,250
Phillips 66
4.950%, 12/1/27	90,000	90,162
Pioneer Natural Resources Co.
1.900%, 8/15/30	150,000	121,132
QatarEnergy
2.250%, 7/12/31(m)	300,000	254,588
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	255,000	252,764
Southwestern Energy Co.
5.375%, 2/1/29	145,000	136,844
4.750%, 2/1/32	170,000	149,719
Sunoco LP
6.000%, 4/15/27	90,000	88,842
4.500%, 5/15/29	65,000	59,508
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	484,530
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	200,000	189,980
UEP Penonome II SA
6.500%, 10/1/38(m)	646,295	488,962

		14,024,315

Total Energy		14,898,780

Financials (5.3%)
Banks (3.0%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	465,000	358,421
Banco Continental SAECA
2.750%, 12/10/25(m)	650,000	571,675
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	150,000	138,562
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30(k)(m)	750,000	681,469
Banco Nacional de Panama
2.500%, 8/11/30(x)§	200,000	155,850
Banistmo SA
4.250%, 7/31/27(m)	500,000	457,125
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25(k)	225,000	220,724
(SOFR + 1.75%), 4.827%, 7/22/26(k)(x)	255,000	251,222
(SOFR + 1.21%), 2.572%, 10/20/32(k)	325,000	265,014
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	835,000	629,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	$555,000	$499,005
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	720,000	635,493
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 6.252%, 5/16/24(k)	600,000	599,073
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	750,000	642,369
BPCE SA
1.000%, 1/20/26§	325,000	289,518
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 5.977%, 5/17/24(k)	705,000	704,426
(SOFR + 0.69%), 2.014%, 1/25/26(k)	160,000	150,315
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	138,924
Commonwealth Bank of Australia
4.316%, 1/10/48§	300,000	231,541
Corp. Financiera de Desarrollo SA
(ICE LIBOR USD 3 Month + 5.61%), 5.250%, 7/15/29(k)(m)(x)	300,000	288,525
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 6.534%, 9/12/26(k)	900,000	892,500
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	275,000	261,501
(SOFR + 1.99%), 4.851%, 7/25/28(k)	125,000	124,594
(SOFR + 1.02%), 2.069%, 6/1/29(k)	290,000	249,512
(SOFR + 2.04%), 2.522%, 4/22/31(k)	470,000	399,246
(SOFR + 1.25%), 2.580%, 4/22/32(k)	460,000	385,752
(SOFR + 1.26%), 2.963%, 1/25/33(k)	390,000	332,045
Korea Development Bank (The)
1.000%, 9/9/26	800,000	707,776
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	725,000	660,543
Multibank, Inc.
7.750%, 2/3/28§	200,000	199,200
National Australia Bank Ltd.
2.990%, 5/21/31§	645,000	519,031
NatWest Markets plc
0.800%, 8/12/24§	475,000	444,067
PNC Financial Services Group, Inc. (The)
(SOFR + 1.09%), 4.758%, 1/26/27(k)	75,000	73,935
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)	180,000	155,255
(SOFR + 2.36%), 6.499%, 3/9/29(k)	185,000	184,099
Toronto-Dominion Bank (The)
4.693%, 9/15/27(x)	905,000	893,637
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)	310,000	301,420
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	350,000	328,786
(SOFR + 1.98%), 4.808%, 7/25/28(k)	365,000	359,022
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	400,000	346,442
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	475,000	370,686

		16,097,992

Capital Markets (0.8%)
CI Financial Corp.
4.100%, 6/15/51	285,000	172,295
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 6.034%, 5/15/26(k)	825,000	816,900
(SOFR + 0.82%), 5.663%, 9/10/27(k)	225,000	220,964
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24(m)	300,000	295,556
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33(k)§	955,000	771,638
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	290,000	286,603
(SOFR + 1.61%), 4.210%, 4/20/28(k)	295,000	285,738
(SOFR + 1.29%), 2.943%, 1/21/33(k)	105,000	88,250
(SOFR + 1.36%), 2.484%, 9/16/36(k)	855,000	643,209
Nasdaq, Inc.
3.950%, 3/7/52	70,000	53,994
Temasek Financial I Ltd.
1.000%, 10/6/30§	500,000	396,525

		4,031,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.
3.950%, 8/1/25	$700,000	$685,240
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	590,000	525,221
Capital One Financial Corp.
(SOFR + 2.16%), 4.985%, 7/24/26(k)	180,000	173,643
Discover Financial Services
4.100%, 2/9/27(x)	490,000	462,773
General Motors Financial Co., Inc.
2.400%, 10/15/28	440,000	375,579
3.100%, 1/12/32	450,000	364,971
Navient Corp.
5.000%, 3/15/27	85,000	73,844
OneMain Finance Corp.
6.625%, 1/15/28	130,000	118,826
Synchrony Financial
3.950%, 12/1/27	570,000	483,326

		3,263,423

Financial Services (0.3%)
Global Payments, Inc.
4.950%, 8/15/27	360,000	353,096
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	100,428	78,460
Inversiones La Construccion SA
4.750%, 2/7/32(m)	500,000	398,750
National Rural Utilities Cooperative Finance Corp.
5.450%, 10/30/25	100,000	101,426
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	240,000	184,200
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	280,000	222,186
Petronas Capital Ltd.
2.480%, 1/28/32§	600,000	508,987

		1,847,105

Insurance (0.6%)
Acrisure LLC
4.250%, 2/15/29§	120,000	102,000
Alliant Holdings Intermediate LLC
6.750%, 10/15/27(x)§	105,000	97,256
AmWINS Group, Inc.
4.875%, 6/30/29§	225,000	198,562
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 5.383%, 8/19/24(k)§	750,000	738,011
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	305,000	213,048
3.850%, 3/15/52	145,000	121,200
Brighthouse Financial Global Funding
1.000%, 4/12/24§	160,000	153,061
2.000%, 6/28/28§	215,000	182,245
GTCR AP Finance, Inc.
8.000%, 5/15/27§	170,000	164,050
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	370,000	236,087
MetLife, Inc.
5.250%, 1/15/54	340,000	326,406
NFP Corp.
4.875%, 8/15/28§	160,000	143,770
Willis North America, Inc.
4.500%, 9/15/28	670,000	648,081

		3,323,777

Total Financials		28,563,969

Health Care (1.3%)
Biotechnology (0.3%)
AbbVie, Inc.
4.700%, 5/14/45	771,000	719,787
Amgen, Inc.
5.250%, 3/2/30	350,000	357,340
5.650%, 3/2/53	305,000	314,767

		1,391,894

Health Care Equipment & Supplies (0.1%)
Becton Dickinson & Co.
4.693%, 2/13/28	315,000	315,237
Medline Borrower LP
5.250%, 10/1/29§	280,000	242,149

		557,386

Health Care Providers & Services (0.7%)
AdaptHealth LLC
5.125%, 3/1/30(x)§	230,000	194,584
Centene Corp.
2.500%, 3/1/31	625,000	504,125
Community Health Systems, Inc.
6.000%, 1/15/29§	170,000	142,630
CVS Health Corp.
5.125%, 2/21/30	190,000	191,723
Elevance Health, Inc.
2.375%, 1/15/25	305,000	291,604
4.550%, 5/15/52	120,000	107,763
HCA, Inc.
5.375%, 2/1/25	530,000	528,060
4.125%, 6/15/29	330,000	306,761
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	250,000	181,276
Legacy LifePoint Health LLC
4.375%, 2/15/27§	120,000	98,400
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	220,000	187,000
Owens & Minor, Inc.
6.625%, 4/1/30§	225,000	193,219
Tenet Healthcare Corp.
6.250%, 2/1/27	110,000	107,882
6.125%, 6/15/30§	270,000	265,815
UnitedHealth Group, Inc.
5.050%, 4/15/53	435,000	438,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 5/15/62	$165,000	$160,245

		3,899,206

Pharmaceuticals (0.2%)
1375209 BC Ltd.
9.000%, 1/30/28§	16,000	15,880
Bausch Health Cos., Inc.
6.125%, 2/1/27§	115,000	74,428
11.000%, 9/30/28(x)§	29,000	21,337
14.000%, 10/15/30§	5,000	2,762
Royalty Pharma plc
2.150%, 9/2/31	455,000	358,434
3.300%, 9/2/40	495,000	357,886
Viatris, Inc.
1.650%, 6/22/25	240,000	219,655

		1,050,382

Total Health Care		6,898,868

Industrials (2.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	455,000	400,442
3.750%, 2/1/50	235,000	176,161
Northrop Grumman Corp.
5.150%, 5/1/40	545,000	549,279
Raytheon Technologies Corp.
3.030%, 3/15/52	415,000	296,834
TransDigm, Inc.
5.500%, 11/15/27	190,000	179,075

		1,601,791

Building Products (0.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	290,000	284,200
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	111,000
Carrier Global Corp.
3.377%, 4/5/40	695,000	549,177
Griffon Corp.
5.750%, 3/1/28	235,000	217,892
Owens Corning
4.400%, 1/30/48	380,000	314,520

		1,476,789

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	200,000	191,650
9.750%, 7/15/27§	220,000	195,413
Garda World Security Corp.
6.000%, 6/1/29§	230,000	182,850
Madison IAQ LLC
4.125%, 6/30/28§	165,000	142,725
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	195,000	184,519

		897,157

Construction & Engineering (0.1%)
Pike Corp.
5.500%, 9/1/28§	395,000	344,637

Electrical Equipment (0.0%)†
Regal Rexnord Corp.
6.050%, 2/15/26§	165,000	165,507

Ground Transportation (0.4%)
CSX Corp.
3.800%, 11/1/46	845,000	689,370
Movida Europe SA
5.250%, 2/8/31(m)	200,000	145,800
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	370,000	352,994
Ryder System, Inc.
5.650%, 3/1/28	365,000	368,692
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	145,125
Union Pacific Corp.
3.700%, 3/1/29(x)	500,000	481,495

		2,183,476

Machinery (0.1%)
Parker-Hannifin Corp.
4.250%, 9/15/27	185,000	180,834
Weir Group plc (The)
2.200%, 5/13/26§	390,000	346,922

		527,756

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	342,600	312,109

Passenger Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	580,000	554,799

Professional Services (0.0%)†
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	255,000	254,484

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	245,000	215,937
Aviation Capital Group LLC
1.950%, 9/20/26§	585,000	506,014
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 6.259%, 9/26/23(k)§	570,000	569,595

		1,291,546

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	549,000	414,495
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	281,250	212,344
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	197,031
4.000%, 7/30/27(m)	200,000	157,625
4.375%, 7/3/29(m)	400,000	304,000
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	300,000	259,812
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36(m)	373,333	236,133
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	217,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 4/28/26§	$225,000	$215,762

		2,214,492

Total Industrials		11,824,543

Information Technology (1.1%)
Communications Equipment (0.0%)†
CommScope, Inc.
4.750%, 9/1/29(x)§	130,000	107,998

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	335,000	316,730

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
3.419%, 4/15/33§	630,000	526,143
Marvell Technology, Inc.
4.200%, 6/22/23	655,000	652,195
NXP BV
3.875%, 6/18/26	330,000	317,978
Renesas Electronics Corp.
2.170%, 11/25/26§	860,000	760,177
Texas Instruments, Inc.
5.000%, 3/14/53	105,000	108,864
TSMC Global Ltd.
1.250%, 4/23/26§	415,000	375,060

		2,740,417

Software (0.4%)
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	235,000	189,529
Clarivate Science Holdings Corp.
4.875%, 7/1/29(x)§	135,000	122,090
Fortinet, Inc.
1.000%, 3/15/26(x)	405,000	362,683
Oracle Corp.
6.250%, 11/9/32	190,000	203,169
3.800%, 11/15/37	130,000	107,444
3.600%, 4/1/50	380,000	267,830
3.850%, 4/1/60	220,000	152,780
VMware, Inc.
2.200%, 8/15/31	435,000	342,349
Workday, Inc.
3.700%, 4/1/29	160,000	149,281

		1,897,155

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
5.900%, 10/1/24	270,000	273,478
NetApp, Inc.
1.875%, 6/22/25(x)	395,000	368,307

		641,785

Total Information Technology		5,704,085

Materials (1.1%)
Chemicals (0.4%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	135,000	107,534
Braskem Idesa SAPI
6.990%, 2/20/32(m)	400,000	298,000
CF Industries, Inc.
5.375%, 3/15/44	375,000	336,038
CVR Partners LP
6.125%, 6/15/28§	150,000	132,645
LG Chem Ltd.
2.375%, 7/7/31§	200,000	164,288
MEGlobal Canada ULC
5.000%, 5/18/25(m)	200,000	197,788
Sasol Financing USA LLC
5.500%, 3/18/31	200,000	167,225
SK Invictus Intermediate II Sarl
5.000%, 10/30/29§	260,000	212,225
UPL Corp. Ltd.
4.500%, 3/8/28(m)	200,000	176,850
4.625%, 6/16/30(m)	400,000	329,950
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	140,000	118,650

		2,241,193

Construction Materials (0.0%)†
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.91%), 9.125%, 3/14/28(k)(x)(y)§	200,000	199,810

Containers & Packaging (0.3%)
Berry Global, Inc.
1.650%, 1/15/27	250,000	218,000
CCL Industries, Inc.
3.050%, 6/1/30§	315,000	267,343
Packaging Corp. of America
3.400%, 12/15/27	100,000	94,986
3.000%, 12/15/29(x)	315,000	280,033
WRKCo., Inc.
3.750%, 3/15/25	625,000	608,542

		1,468,904

Metals & Mining (0.4%)
Arconic Corp.
6.125%, 2/15/28§	230,000	225,975
CAP SA
3.900%, 4/27/31§	400,000	308,450
Freeport Indonesia PT
5.315%, 4/14/32§	200,000	188,218
Freeport-McMoRan, Inc.
4.375%, 8/1/28	100,000	94,121
5.250%, 9/1/29	200,000	197,340
4.625%, 8/1/30	200,000	189,574
Glencore Funding LLC
1.625%, 4/27/26§	355,000	320,157
3.375%, 9/23/51§	300,000	206,974
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	168,431
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	120,000
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	400,000	236,325

		2,255,565

Total Materials		6,165,472

Real Estate (1.0%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	693,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Vornado Realty LP (REIT)
2.150%, 6/1/26	$160,000	$126,653

		820,252

Health Care REITs (0.0%)†
Sabra Health Care LP (REIT)
3.200%, 12/1/31	70,000	50,917

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT) Series J
2.900%, 12/15/31	480,000	374,493
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	165,000	141,949

		516,442

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	300,000	186,062
5.150%, 4/15/53	70,000	63,677
Corporate Office Properties LP (REIT)
2.900%, 12/1/33	295,000	204,566

		454,305

Real Estate Management & Development (0.0%)†
Realogy Group LLC
5.250%, 4/15/30(x)§	145,000	104,038

Residential REITs (0.0%)†
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	320,000	244,803

Retail REITs (0.0%)†
Agree LP (REIT)
2.600%, 6/15/33	135,000	106,766

Specialized REITs (0.6%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	661,706
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	287,701
3.650%, 9/1/27	959,000	907,294
3.800%, 2/15/28	85,000	80,308
2.250%, 1/15/31	200,000	164,580
Equinix, Inc. (REIT)
1.800%, 7/15/27	390,000	337,837
2.150%, 7/15/30	750,000	609,458
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	85,655

		3,134,539

Total Real Estate		5,432,062

Utilities (3.5%)
Electric Utilities (2.5%)
Adani Electricity Mumbai Ltd.
3.949%, 2/12/30(m)	200,000	142,663
3.867%, 7/22/31(m)	200,000	138,500
AEP Transmission Co. LLC
5.400%, 3/15/53	70,000	72,354
AES Andres BV
5.700%, 5/4/28§	400,000	350,825
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§ $	1,000,000	743,000
Duke Energy Carolinas LLC
2.850%, 3/15/32	60,000	51,935
Duke Energy Corp.
3.150%, 8/15/27	300,000	281,970
4.300%, 3/15/28	185,000	181,220
3.950%, 8/15/47	615,000	485,354
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	311,510
Entergy Corp.
2.800%, 6/15/30	200,000	172,481
Exelon Corp.
5.150%, 3/15/28	215,000	217,601
4.050%, 4/15/30	750,000	711,687
4.100%, 3/15/52	105,000	84,265
Fenix Power Peru SA
4.317%, 9/20/27(m)	423,529	391,897
Georgia Power Co.
Series A
2.200%, 9/15/24	340,000	325,960
3.250%, 3/15/51	910,000	648,330
ITC Holdings Corp.
3.250%, 6/30/26	600,000	569,496
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	177,000	145,726
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	600,000	561,300
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	277,088
LLPL Capital Pte. Ltd.
6.875%, 2/4/39(m)	661,680	585,504
Mercury Chile Holdco LLC
6.500%, 1/24/27§	800,000	751,900
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	136,700	131,514
Minejesa Capital BV
5.625%, 8/10/37(m)	900,000	701,044
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	250,000	211,063
Monongahela Power Co.
5.400%, 12/15/43§	255,000	256,572
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	330,000	326,590
2.250%, 6/1/30	500,000	421,118
NRG Energy, Inc.
2.000%, 12/2/25§	240,000	216,056
3.625%, 2/15/31§	180,000	144,000
Pacific Gas and Electric Co.
2.500%, 2/1/31	430,000	347,454
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	280,000	235,285
Series A
3.700%, 4/30/30	500,000	465,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Electric Power Co.
3.250%, 11/1/51	$245,000	$167,209
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)	200,000	187,225
Transelec SA
3.875%, 1/12/29(m)	500,000	453,219
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	300,000	287,913
Series B
3.750%, 5/15/27	115,000	111,293
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	724,660

		13,590,176

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	760,000	609,220
Ferrellgas LP
5.375%, 4/1/26§	105,000	97,913
Suburban Propane Partners LP
5.000%, 6/1/31§	255,000	221,850
Superior Plus LP
4.500%, 3/15/29§	250,000	224,250

		1,153,233

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
4.625%, 2/1/29§	105,000	89,250
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	480,406
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	226,000	201,140

		770,796

Multi-Utilities (0.6%)
Ameren Corp.
3.650%, 2/15/26	550,000	529,015
Berkshire Hathaway Energy Co.
4.600%, 5/1/53	445,000	402,373
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	269,662
DTE Energy Co.
4.220%, 11/1/24(e)	310,000	306,270
2.850%, 10/1/26	300,000	279,594
2.950%, 3/1/30	300,000	262,542
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)	400,000	302,825
4.375%, 2/15/31(m)	400,000	288,200
NiSource, Inc.
3.490%, 5/15/27	500,000	473,144
San Diego Gas & Electric Co.
5.350%, 4/1/53	105,000	107,106

		3,220,731

Total Utilities		18,734,936

Total Corporate Bonds		120,766,665

Foreign Government Securities (1.5%)
Banco Latinoamericano SA
2.375%, 9/14/25(m)	500,000	460,156
Dominican Republic Government Bond
4.875%, 9/23/32§	800,000	678,150
Federative Republic of Brazil
5.625%, 2/21/47(x)	500,000	420,250
Kingdom of Saudi Arabia
2.250%, 2/2/33(m)	700,000	575,225
Republic of Chile
2.550%, 1/27/32	200,000	170,850
3.100%, 5/7/41	400,000	299,450
3.500%, 1/25/50	400,000	298,700
Republic of Colombia
3.250%, 4/22/32(x)	600,000	445,200
5.000%, 6/15/45	200,000	139,912
4.125%, 5/15/51	850,000	523,972
Republic of Indonesia
3.700%, 10/30/49	400,000	317,044
Republic of Panama
2.252%, 9/29/32	400,000	306,450
4.300%, 4/29/53	200,000	146,663
4.500%, 4/1/56	200,000	148,600
3.870%, 7/23/60	600,000	392,175
Republic of Philippines
1.648%, 6/10/31	300,000	240,408
Republic of South Africa
4.300%, 10/12/28	300,000	268,500
United Mexican States
3.750%, 1/11/28	1,040,000	998,920
2.659%, 5/24/31	700,000	584,850
4.280%, 8/14/41	950,000	776,506

Total Foreign Government Securities		8,191,981

Mortgage-Backed Securities (12.5%)
FHLMC
2.500%, 1/1/43	250,700	224,173
3.000%, 7/1/45	199,227	183,037
3.000%, 8/1/45	318,843	292,933
3.000%, 4/1/47	884,559	808,809
4.000%, 4/1/47	507,998	494,436
4.000%, 10/1/48	180,119	174,748
FHLMC UMBS
3.000%, 4/1/47	872,279	799,434
2.000%, 9/1/51	3,926,159	3,282,714
4.000%, 6/1/52	2,851,945	2,729,874
4.500%, 9/1/52	4,759,679	4,662,809
4.000%, 11/1/52	3,187,525	3,048,849
FNMA
2.460%, 4/1/32	2,157,590	1,836,671
3.000%, 4/1/45	108,273	98,351
3.000%, 10/1/46	252,785	228,594
2.225%, 12/1/50	3,385,089	2,367,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA UMBS
3.000%, 3/1/43	$1,013,867	$926,029
3.000%, 9/1/46	581,198	531,390
3.000%, 10/1/46	1,816,525	1,660,851
3.000%, 12/1/46	1,255,098	1,147,538
3.500%, 12/1/46	1,068,176	1,008,785
3.000%, 2/1/47	1,954,294	1,784,981
3.000%, 12/1/48	2,446,816	2,237,126
4.000%, 5/1/49	3,275,518	3,177,540
3.500%, 11/1/50	3,395,466	3,179,620
2.000%, 2/1/51	7,557,008	6,318,516
2.500%, 5/1/51	5,533,606	4,777,227
3.500%, 7/1/51	3,454,398	3,236,965
2.500%, 12/1/51	2,489,062	2,144,947
4.000%, 7/1/52	2,211,394	2,114,494
5.000%, 7/1/52	1,880,395	1,877,246
GNMA
2.500%, 10/20/51	4,123,846	3,608,054
2.500%, 11/20/51	2,927,266	2,561,137
3.000%, 4/20/52	3,556,654	3,218,293

Total Mortgage-Backed Securities		66,743,236

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	194,189

Total Municipal Bond		194,189

U.S. Treasury Obligations (23.2%)
U.S. Treasury Bonds
3.250%, 5/15/42	3,500,000	3,223,006
3.875%, 2/15/43(x)	505,000	508,638
3.625%, 2/15/53	69,465,000	68,667,993
U.S. Treasury Notes
4.500%, 11/30/24	4,000,000	4,013,717
4.250%, 12/31/24	260,000	260,082
4.125%, 1/31/25	105,000	104,922
4.625%, 2/28/25(x)	465,000	469,228
3.875%, 1/15/26	390,000	389,759
4.000%, 2/15/26	415,000	416,361
2.750%, 7/31/27	300,000	288,628
4.125%, 9/30/27	380,000	386,806
3.875%, 12/31/27	4,400,000	4,441,338
3.500%, 1/31/28(x)	535,000	531,697
3.500%, 1/31/30	365,000	363,195
3.625%, 3/31/30	310,000	311,216
3.500%, 2/15/33	39,810,000	39,840,924

Total U.S. Treasury Obligations		124,217,510

Total Long-Term Debt Securities (92.7%) (Cost $549,256,725)		496,687,018

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,789,354
DoubleLine Global Bond Fund , Class I‡	431,290	3,648,712

Total Investment Companies (1.6%) (Cost $9,785,319)		8,438,066

SHORT-TERM INVESTMENTS:
Investment Company (6.5%)
JPMorgan Prime Money Market Fund, IM Shares	35,001,594	35,012,095

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,182,099, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $4,266,311. (xx)	$4,180,427	4,180,427

U.S. Treasury Obligation (0.0%)†
U.S. Treasury Bills
4.64%, 7/11/23(p)	105,000	103,638

Total Short-Term Investments (7.3%) (Cost $39,298,574)		39,296,160

Total Investments in Securities (101.6%) (Cost $598,340,618)		544,421,244
Other Assets Less Liabilities (-1.6%)		(8,457,737)

Net Assets (100%)		$535,963,507

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $141,592,041 or 26.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $17,616,505 or 3.3% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $4,552,676. This was collateralized by $431,880 of various U.S. Government Treasury Securities, ranging from 0.875% - 1.750%, maturing 1/31/27 - 8/15/31 and by cash of $4,180,427 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.6%
Belgium	0.1
Bermuda	0.2
Brazil	0.5
Canada	0.8
Cayman Islands	6.6
Chile	0.9
China	0.2
Colombia	0.6
Dominican Republic	0.2
France	0.2
Germany	0.1
Guatemala	0.1
India	0.5
Indonesia	0.3
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Malaysia	0.1
Mexico	0.6
Panama	0.5
Paraguay	0.2
Peru	0.5
Philippines	0.0	#
Qatar	0.1
Saudi Arabia	0.2
Singapore	0.1
South Africa	0.1
South Korea	0.4
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.7
United States	85.5
Vietnam	0.0	#
Cash and Other	(1.6)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,735,961	—		—	53,393	4,789,354	97,963	—
DoubleLine Global Bond Fund, Class I	431,290	3,558,141	—		—	90,571	3,648,712	—	—

Total		8,294,102	—		—	143,964	8,438,066	97,963	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$79,014,485	$—	$79,014,485
Collateralized Mortgage Obligations	—	65,476,580	—	65,476,580
Commercial Mortgage-Backed Securities	—	32,079,106	—	32,079,106
Convertible Bonds
Communication Services	—	3,266	—	3,266
Corporate Bonds
Communication Services	—	10,121,380	—	10,121,380
Consumer Discretionary	—	7,951,250	—	7,951,250
Consumer Staples	—	4,471,320	—	4,471,320
Energy	—	14,898,780	—	14,898,780
Financials	—	28,563,969	—	28,563,969
Health Care	—	6,898,868	—	6,898,868
Industrials	—	11,824,543	—	11,824,543
Information Technology	—	5,704,085	—	5,704,085
Materials	—	6,165,472	—	6,165,472
Real Estate	—	5,432,062	—	5,432,062
Utilities	—	18,734,936	—	18,734,936
Foreign Government Securities	—	8,191,981	—	8,191,981
Investment Companies	8,438,066	—	—	8,438,066
Mortgage-Backed Securities	—	66,743,236	—	66,743,236
Municipal Bond	—	194,189	—	194,189
Short-Term Investments
Investment Company	35,012,095	—	—	35,012,095
Repurchase Agreement	—	4,180,427	—	4,180,427
U.S. Treasury Obligation	—	103,638	—	103,638
U.S. Treasury Obligations	—	124,217,510	—	124,217,510

Total Assets	$43,450,161	$500,971,083	$—	$544,421,244

Total Liabilities	$—	$—	$—	$—

Total	$43,450,161	$500,971,083	$—	$544,421,244

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,235,929
Aggregate gross unrealized depreciation	(60,464,491)

Net unrealized depreciation	$(55,228,562)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$599,649,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Media (2.6%)
Comcast Corp., Class A	331,273	$12,558,559

Total Communication Services		12,558,559

Consumer Staples (12.5%)
Beverages (5.3%)
Coca-Cola Europacific Partners plc(x)	292,825	17,332,312
Molson Coors Beverage Co., Class B	157,532	8,141,254

		25,473,566

Household Products (2.0%)
Procter & Gamble Co. (The)	66,392	9,871,826

Tobacco (5.2%)
Philip Morris International, Inc.	257,431	25,035,165

Total Consumer Staples		60,380,557

Energy (11.6%)
Oil, Gas & Consumable Fuels (11.6%)
Enbridge, Inc.(x)	384,951	14,685,881
Hess Corp.	127,827	16,916,625
Phillips 66	173,546	17,594,093
Valero Energy Corp.	52,173	7,283,351

Total Energy		56,479,950

Financials (19.3%)
Banks (9.6%)
JPMorgan Chase & Co.	124,213	16,186,196
M&T Bank Corp.	39,062	4,670,643
US Bancorp	275,055	9,915,733
Wells Fargo & Co.	415,354	15,525,933

		46,298,505

Capital Markets (2.5%)
Northern Trust Corp.	139,311	12,277,478

Financial Services (1.2%)
Fidelity National Information Services, Inc.	110,288	5,991,947

Insurance (6.0%)
Allstate Corp. (The)	138,837	15,384,528
Chubb Ltd.	70,693	13,727,167

		29,111,695

Total Financials		93,679,625

Health Care (24.3%)
Health Care Equipment & Supplies (4.8%)
Becton Dickinson & Co.	35,296	8,737,172
Medtronic plc	183,183	14,768,213

		23,505,385

Health Care Providers & Services (11.7%)
Cigna Group (The)	72,080	18,418,602
CVS Health Corp.	210,945	15,675,323
Humana, Inc.	12,934	6,278,940
UnitedHealth Group, Inc.	34,696	16,396,983

		56,769,848

Pharmaceuticals (7.8%)
Johnson & Johnson	44,835	6,949,425
Merck & Co., Inc.	229,621	24,429,378
Perrigo Co. plc	173,011	6,205,905

		37,584,708

Total Health Care		117,859,941

Industrials (11.1%)
Aerospace & Defense (6.3%)
General Dynamics Corp.	54,393	12,413,026
Raytheon Technologies Corp.	183,457	17,965,944

		30,378,970

Machinery (4.8%)
Deere & Co.	19,589	8,087,906
Stanley Black & Decker, Inc.	191,280	15,413,343

		23,501,249

Total Industrials		53,880,219

Information Technology (3.7%)
Software (3.7%)
Oracle Corp.	191,105	17,757,477

Total Information Technology		17,757,477

Materials (9.0%)
Chemicals (9.0%)
Air Products and Chemicals, Inc.	70,285	20,186,555
DuPont de Nemours, Inc.	185,806	13,335,296
International Flavors & Fragrances, Inc.	110,930	10,201,123

Total Materials		43,722,974

Real Estate (1.0%)
Office REITs (1.0%)
Corporate Office Properties Trust (REIT)	199,763	4,736,381

Total Real Estate		4,736,381

Utilities (4.6%)
Electric Utilities (4.6%)
Entergy Corp.	99,900	10,763,226
Pinnacle West Capital Corp.	145,652	11,541,464

Total Utilities		22,304,690

Total Common Stocks (99.7%) (Cost $417,872,052)		483,360,373

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $379,352,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $386,784.(xx)	$379,200	379,200
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $5,002,000,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $5,102,721.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23,repurchase price $1,696,165, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,869,504.(xx)	$1,695,000	$1,695,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23,repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $1,020,408.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		8,074,200

Total Short-Term Investments (1.7%) (Cost $8,074,200)		8,074,200

Total Investments in Securities (101.4%) (Cost $425,946,252)		491,434,573
Other Assets Less Liabilities (-1.4%)		(6,663,493)

Net Assets (100%)		$484,771,080

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $7,899,408. This was collateralized by cash of $8,074,200 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,558,559	$—	$—	$12,558,559
Consumer Staples	60,380,557	—	—	60,380,557
Energy	56,479,950	—	—	56,479,950
Financials	93,679,625	—	—	93,679,625
Health Care	117,859,941	—	—	117,859,941
Industrials	53,880,219	—	—	53,880,219
Information Technology	17,757,477	—	—	17,757,477
Materials	43,722,974	—	—	43,722,974
Real Estate	4,736,381	—	—	4,736,381
Utilities	22,304,690	—	—	22,304,690
Short-Term Investments
Repurchase Agreements	—	8,074,200	—	8,074,200

Total Assets	$483,360,373	$8,074,200	$—	$491,434,573

Total Liabilities	$—	$—	$—	$—

Total	$483,360,373	$8,074,200	$—	$491,434,573

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,667,297
Aggregate gross unrealized depreciation	(28,060,201)

Net unrealized appreciation	$66,607,096

Federal income tax cost of investments in securities and derivative instruments, if applicable	$424,827,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Diversified Telecommunication Services (1.5%)
Altaba, Inc.(x)*	102,200	$241,192
Koninklijke KPN NV	90,000	317,870
Liberty Global plc, Class A*	40,000	780,000
Liberty Global plc, Class C*	11,000	224,180
Lumen Technologies, Inc.	64,000	169,600
Telesat Corp.(x)*	90,342	776,941

		2,509,783

Entertainment (3.5%)
Activision Blizzard, Inc.	8,000	684,720
Liberty Media Corp.-Liberty Braves, Class A(x)*	86,000	2,973,880
Madison Square Garden Sports Corp., Class A	11,000	2,143,350
Rovio Entertainment OYJ(m)	15,000	126,960

		5,928,910

Media (6.8%)
Beasley Broadcast Group, Inc., Class A*	50,000	41,175
Clear Channel Outdoor Holdings, Inc.*	350,000	420,000
DallasNews Corp.(x)	28,500	125,970
DISH Network Corp., Class A*	118,000	1,100,940
EW Scripps Co. (The), Class A*	65,000	611,650
Fox Corp., Class B	70,000	2,191,700
Lee Enterprises, Inc.*	22,500	280,125
Shaw Communications, Inc., Class B	80,000	2,393,662
TEGNA, Inc.	90,000	1,521,900
Telenet Group Holding NV	122,000	2,778,183

		11,465,305

Wireless Telecommunication Services (2.3%)
Millicom International Cellular SA(x)*	90,000	1,702,800
Orange Belgium SA*	26,500	438,614
Telephone and Data Systems, Inc.	40,000	420,400
United States Cellular Corp.*	68,000	1,409,640

		3,971,454

Total Communication Services		23,875,452

Consumer Discretionary (6.1%)
Automobile Components (0.0%)†
Modine Manufacturing Co.*	1,000	23,050

Distributors (0.1%)
Uni-Select, Inc.*	5,000	172,401

Hotels, Restaurants & Leisure (0.1%)
Entain plc	10,000	155,630
Playtech plc*	6,000	39,093

		194,723

Household Durables (3.7%)
iRobot Corp.(x)*	27,200	1,187,008
Lennar Corp., Class B	32,500	2,902,575
Nobility Homes, Inc.	16,000	436,000
Sony Group Corp. (ADR)(x)	19,000	1,722,350

		6,247,933

Specialty Retail (2.2%)
Franchise Group, Inc.	100	2,725
Home24 SE*	8,562	68,263
Sportsman’s Warehouse Holdings, Inc.*	84,000	712,320
TravelCenters of America, Inc.(x)*	33,000	2,854,500
Yamada Holdings Co. Ltd.(x)*	12,400	42,650

		3,680,458

Total Consumer Discretionary		10,318,565

Consumer Staples (0.3%)
Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	24,000	498,720
Fresh Market, Inc. (The)(r)*	160,000	—
GrainCorp Ltd., Class A	6,000	27,830

		526,550

Food Products (0.0%)†
United Malt Group Ltd.	10,000	31,852

Total Consumer Staples		558,402

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,333	470,587
Gulf Coast Ultra Deep Royalty Trust	550,000	13,076

Total Energy		483,663

Financials (3.8%)
Banks (1.8%)
Cadence Bank	14,500	301,020
First Horizon Corp.	41,000	728,980
Flushing Financial Corp.	88,000	1,310,320
Horizon Bancorp, Inc.	11,000	121,660
SouthState Corp.	1,200	85,512
Synovus Financial Corp.	4,000	123,320
Webster Financial Corp.	9,500	374,490

		3,045,302

Capital Markets (0.3%)
BKF Capital Group, Inc.*	2,434	36,510
Focus Financial Partners, Inc., Class A*	8,000	414,960

		451,470

Financial Services (0.6%)
Aareal Bank AG*	16,500	540,672
CNFinance Holdings Ltd. (ADR)(x)*	1,765	4,360
MoneyGram International, Inc.*	52,000	541,840

		1,086,872

Insurance (1.1%)
Argo Group International Holdings Ltd.	14,000	410,060
Fanhua, Inc. (ADR)(x)	7,500	65,100
Topdanmark A/S*	1,000	53,467
Trean Insurance Group, Inc.*	230,000	1,407,600

		1,936,227

Total Financials		6,519,871

Health Care (9.0%)
Biotechnology (2.8%)
Biohaven Ltd.*	11,000	150,260
Grifols SA (ADR)*	24,000	176,880
Horizon Therapeutics plc*	15,500	1,691,670
Idorsia Ltd.(x)*	12,000	132,215
Seagen, Inc.*	12,500	2,530,875

		4,681,900

Health Care Equipment & Supplies (2.2%)
Apollo Endosurgery, Inc.*	110,000	1,091,200
Bioventus, Inc., Class A(x)*	3,000	3,210
Cardiovascular Systems, Inc.*	120,000	2,383,200
ICU Medical, Inc.*	500	82,480
Innocoll Holdings Ltd.(r)(x)*	125,000	—
QuidelOrtho Corp.*	2,500	222,725

		3,782,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (3.3%)
Oak Street Health, Inc.*	145,000	$5,608,600

Health Care Technology (0.1%)
EMIS Group plc	8,000	148,023
Teladoc Health, Inc.*	2,500	64,750

		212,773

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	46,510

Pharmaceuticals (0.6%)
Amryt Pharma plc (ADR)*	7,000	102,060
Provention Bio, Inc.*	12,000	289,200
TherapeuticsMD, Inc.*	4,000	15,000
Viatris, Inc.	60,000	577,200

		983,460

Total Health Care		15,316,058

Industrials (12.8%)
Aerospace & Defense (7.5%)
Aerojet Rocketdyne Holdings, Inc.*	140,500	7,891,885
Hexcel Corp.	13,371	912,571
Kaman Corp.	50,000	1,143,000
Maxar Technologies, Inc.	52,800	2,695,968

		12,643,424

Building Products (0.3%)
Carrier Global Corp.	6,200	283,650
Griffon Corp.	10,000	320,100

		603,750

Commercial Services & Supplies (0.2%)
Ritchie Bros Auctioneers, Inc.	6,000	337,740

Ground Transportation (0.1%)
US Xpress Enterprises, Inc., Class A*	28,000	166,320

Machinery (3.2%)
CFT SpA(r)*	25,000	118,482
CIRCOR International, Inc.*	48,000	1,493,760
Crane Holdings Co.	3,500	397,250
EnPro Industries, Inc.	8,500	883,065
Evoqua Water Technologies Corp.*	2,000	99,440
Mueller Industries, Inc.	20,400	1,498,992
Mueller Water Products, Inc., Class A	12,000	167,280
Park-Ohio Holdings Corp.	10,000	120,800
Valmet OYJ	16,384	531,860
Velan, Inc.	8,000	75,531

		5,386,460

Professional Services (0.2%)
Atlas Technical Consultants, Inc.(x)*	28,000	341,320
Ework Group AB	1,441	23,269

		364,589

Trading Companies & Distributors (1.3%)
Herc Holdings, Inc.	16,200	1,845,180
Univar Solutions, Inc.*	10,000	350,300

		2,195,480

Total Industrials		21,697,763

Information Technology (3.5%)
Communications Equipment (0.0%)†
Digi International, Inc.*	1,200	40,416

Electronic Equipment, Instruments & Components (0.9%)
CTS Corp.	3,000	148,380
Rogers Corp.*	8,700	1,421,841

		1,570,221

Semiconductors & Semiconductor Equipment (0.0%)†
Tower Semiconductor Ltd.*	200	8,494

Software (2.5%)
Black Knight, Inc.*	20,500	1,179,980
Cvent Holding Corp.*	30,000	250,800
ForgeRock, Inc., Class A(x)*	50,000	1,030,000
Gen Digital, Inc.	20,009	343,354
GK Software SE*	300	61,901
Magnet Forensics, Inc.*	1,000	32,697
Momentive Global, Inc.*	20,000	186,400
Qualtrics International, Inc., Class A*	20,000	356,600
Sumo Logic, Inc.*	10,000	119,800
VMware, Inc., Class A*	5,500	686,675

		4,248,207

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.(x)*	50,000	60,000
Stratasys Ltd.*	2,000	33,060

		93,060

Total Information Technology		5,960,398

Materials (4.6%)
Chemicals (1.7%)
Chr Hansen Holding A/S	11,000	834,803
Diversey Holdings Ltd.*	110,000	889,900
Mativ Holdings, Inc.	26,000	558,220
Valvoline, Inc.	15,000	524,100

		2,807,023

Construction Materials (1.9%)
Vulcan Materials Co.	19,000	3,259,640

Containers & Packaging (0.6%)
Myers Industries, Inc.	51,000	1,092,930

Metals & Mining (0.4%)
Endeavour Mining plc(x)	4,700	113,266
Kinross Gold Corp.	5,960	28,047
Pan American Silver Corp.	25,000	456,160
Sierra Metals, Inc.(x)*	70,000	20,580

		618,053

Total Materials		7,777,646

Real Estate (2.0%)
Hotel & Resort REITs (0.6%)
Ryman Hospitality Properties, Inc. (REIT)	11,000	987,030

Industrial REITs (1.4%)
Indus Realty Trust, Inc. (REIT)	35,000	2,320,150

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	12,000	8,392

Total Real Estate		3,315,572

Utilities (8.3%)
Electric Utilities (3.5%)
Evergy, Inc.	18,000	1,100,160
PNM Resources, Inc.	87,500	4,259,500
Portland General Electric Co.	11,000	537,790

		5,897,450

Gas Utilities (2.9%)
National Fuel Gas Co.	45,000	2,598,300
Southwest Gas Holdings, Inc.	38,000	2,373,100

		4,971,400

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA(x)	8,000	256,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.9%)
Avista Corp.	35,000	$1,485,750

Water Utilities (0.8%)
Severn Trent plc	40,000	1,420,741

Total Utilities		14,031,785

Total Common Stocks (64.8%) (Cost $112,224,803)		109,855,175

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	7,500

Total Consumer Staples		7,500

Financials (0.1%)
Financial Services (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Financials		90,000

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	21,000	7,245
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR(r)(x)*	141,148	83,630
Albireo Pharma, Inc., CVR*(r)	3,000	4,838
Ambit Biosciences Corp., CVR(r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	—
Epizyme, Inc., CVR(r)*	10,000	150
Radius Health, Inc., CVR(r)*	2,000	120
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		126,733

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
CinCor Pharma, Inc., CVR *	4,000	12,000
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Opiant Pharmaceuticals, Inc., CVR*(r)	10,000	4,875

		19,595

Total Health Care		183,078

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	36,782

Total Industrials		36,782

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR(r)*	14,000	—

Total Materials		—

Total Rights (0.2%) (Cost $207,629)		318,010

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (35.3%)
JPMorgan Prime Money Market Fund, IM Shares	59,756,683	59,774,610

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,437,186, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,465,344.(xx)	$1,436,612	1,436,612
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23,repurchase price $1,601,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,764,723.(xx)	1,600,000	1,600,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $3,061,224.(xx)	3,000,000	3,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $100,041, collateralized by various Common Stocks; total market value $111,174.(xx)	100,000	100,000

Total Repurchase Agreements		6,136,612

Total Short-Term Investments (38.9%) (Cost $65,901,162)		65,911,222

Total Investments in Securities (103.9%) (Cost $178,333,594)		176,084,407
Other Assets Less Liabilities (-3.9%)		(6,539,296)

Net Assets (100%)		$169,545,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $126,960 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $6,023,028. This was collateralized by $24,046 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $6,136,612 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ADR —     American Depositary Receipt

CVR —     Contingent Value Right

REIT —     Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,972,633	$3,902,819	$—		$23,875,452
Consumer Discretionary	9,576,929	741,636	—		10,318,565
Consumer Staples	498,720	59,682	—	(a)	558,402
Energy	483,663	—	—		483,663
Financials	5,889,222	630,649	—		6,519,871
Health Care	15,035,820	280,238	—	(a)	15,316,058
Industrials	21,024,152	555,129	118,482		21,697,763
Information Technology	5,898,497	61,901	—		5,960,398
Materials	6,942,843	834,803	—		7,777,646
Real Estate	3,307,180	8,392	—		3,315,572
Utilities	12,354,600	1,677,185	—		14,031,785
Rights
Consumer Staples	—	—	7,500		7,500
Financials	—	90,000	—		90,000
Health Care	—	54,150	128,928		183,078
Industrials	—	—	36,782		36,782
Information Technology	—	650	—		650
Materials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	59,774,610	—	—		59,774,610
Repurchase Agreements	—	6,136,612	—		6,136,612

Total Assets	$160,758,869	$15,033,846	$291,692		$176,084,407

Total Liabilities	$—	$—	$—		$—

Total	$160,758,869	$15,033,846	$291,692		$176,084,407

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,246,665
Aggregate gross unrealized depreciation	(18,824,000)

Net unrealized depreciation	$(2,577,335)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,661,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	32,000	$1,057,280
Consolidated Communications Holdings, Inc.*	30,000	77,400
EchoStar Corp., Class A*	30,000	548,700
Iridium Communications, Inc.	5,200	322,036
Liberty Global plc, Class A*	98,971	1,929,935
Liberty Global plc, Class C*	230,000	4,687,400
Liberty Latin America Ltd., Class A*	90,000	747,900
Liberty Latin America Ltd., Class C*	8,920	73,679
Telesat Corp.(x)*	387,000	3,328,200
Verizon Communications, Inc.	80,000	3,111,200

		15,883,730

Entertainment (3.4%)
IMAX Corp.*	58,000	1,112,440
Liberty Media Corp.-Liberty Braves, Class A*	400,000	13,832,000
Liberty Media Corp.-Liberty Braves, Class C*	150,000	5,053,500
Live Nation Entertainment, Inc.*	253,000	17,710,000
Madison Square Garden Entertainment Corp.*	310,007	18,312,113
Madison Square Garden Sports Corp., Class A	176,500	34,391,025
Marcus Corp. (The)(x)	565,000	9,040,000
Reading International, Inc., Class A(x)*	210,000	682,500
Reading International, Inc., Class B(x)*	14,000	298,200
Take-Two Interactive Software, Inc.*	57,000	6,800,100
Warner Bros Discovery, Inc.*	46,500	702,150
World Wrestling Entertainment, Inc., Class A	29,000	2,646,540

		110,580,568

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,500	395,650

Media (2.4%)
AMC Networks, Inc., Class A*	100,000	1,758,000
Beasley Broadcast Group, Inc., Class A*‡	463,000	381,280
Clear Channel Outdoor Holdings, Inc.*	1,000,000	1,200,000
Corus Entertainment, Inc., Class B(x)	355,000	451,794
DISH Network Corp., Class A*	35,000	326,550
EW Scripps Co. (The), Class A*	2,070,000	19,478,700
Gray Television, Inc.	319,300	2,784,296
Gray Television, Inc., Class A	46,007	391,520
Grupo Televisa SAB (ADR)(x)	395,000	2,089,550
Interpublic Group of Cos., Inc. (The)	600,000	22,344,000
Nexstar Media Group, Inc., Class A	34,600	5,974,036
Salem Media Group, Inc.*	175,000	190,750
Sinclair Broadcast Group, Inc., Class A	635,000	10,896,600
Sirius XM Holdings, Inc.(x)	1,000,000	3,970,000
Townsquare Media, Inc., Class A	190,000	1,520,000
WideOpenWest, Inc.*	515,000	5,474,450

		79,231,526

Wireless Telecommunication Services (0.6%)
Gogo, Inc.*	220,000	3,190,000
Rogers Communications, Inc., Class B	200,000	9,272,000
Shenandoah Telecommunications Co.	114,036	2,168,965
Telephone and Data Systems, Inc.	210,000	2,207,100
United States Cellular Corp.*	180,000	3,731,400

		20,569,465

Total Communication Services		226,660,939

Consumer Discretionary (15.7%)
Automobile Components (3.1%)
BorgWarner, Inc.	240,000	11,786,400
Brembo SpA	1,000,088	14,676,667
Dana, Inc.	1,185,035	17,834,777
Garrett Motion, Inc.(x)*	350,000	2,681,000
Garrett Motion, Inc. Series A(r)*	136,929	1,156,434
Gentex Corp.	190,000	5,325,700
Modine Manufacturing Co.*	1,222,000	28,167,100
Standard Motor Products, Inc.	240,123	8,862,940
Stoneridge, Inc.*	236,000	4,413,200
Strattec Security Corp.(x)*‡	230,005	5,232,613
Superior Industries International, Inc.*	70,000	346,500

		100,483,331

Automobiles (0.2%)
Thor Industries, Inc.	4,000	318,560
Winnebago Industries, Inc.	98,000	5,654,600

		5,973,160

Distributors (0.1%)
Uni-Select, Inc.*	112,000	3,861,783

Diversified Consumer Services (0.0%)†
Universal Technical Institute, Inc.*	190,000	1,402,200

Hotels, Restaurants & Leisure (3.6%)
Biglari Holdings, Inc., Class A*‡	11,659	9,688,629
Boyd Gaming Corp.	540,000	34,624,800
Canterbury Park Holding Corp.(x)‡	326,000	7,982,110
Cheesecake Factory, Inc. (The)(x)	130,000	4,556,500
Churchill Downs, Inc.	94,200	24,214,110
Cracker Barrel Old Country Store, Inc.(x)	6,000	681,600
Denny’s Corp.*	390,017	4,352,590
Full House Resorts, Inc.*	435,000	3,145,050
GAN Ltd.*	17,000	21,930
Golden Entertainment, Inc.*	116,000	5,047,160
Inspired Entertainment, Inc.*	17,000	217,430
International Game Technology plc	60,000	1,608,000
Las Vegas Sands Corp.*	78,000	4,481,100
Nathan’s Famous, Inc.	192,500	14,553,000
Rock Field Co. Ltd.(x)	208,000	2,457,163

		117,631,172

Household Durables (2.8%)
Bassett Furniture Industries, Inc.	380,000	6,764,000
Cavco Industries, Inc.*	151,400	48,105,836
Ethan Allen Interiors, Inc.	33,000	906,180
La-Z-Boy, Inc.	260,000	7,560,800
Lennar Corp., Class B	105,000	9,377,550
Lifetime Brands, Inc.	20,000	117,600
Nobility Homes, Inc.‡	174,687	4,760,221
Skyline Champion Corp.*	192,000	14,444,160

		92,036,347

Leisure Products (0.6%)
American Outdoor Brands, Inc.*	123,500	1,215,240
Brunswick Corp.	56,500	4,633,000
Johnson Outdoors, Inc., Class A	49,000	3,087,490
Marine Products Corp.	265,700	3,504,583
Universal Entertainment Corp.*	55,000	1,022,695
Vista Outdoor, Inc.*	244,000	6,761,240

		20,224,248

Specialty Retail (5.1%)
1-800-Flowers.com, Inc., Class A*	728,000	8,372,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aaron’s Co., Inc. (The)	65,500	$632,730
AutoNation, Inc.*	356,000	47,832,160
Big 5 Sporting Goods Corp.(x)	90,000	692,100
Bowlin Travel Centers, Inc.*	76,500	382,500
Lands’ End, Inc.*	190,000	1,846,800
Monro, Inc.	178,000	8,798,540
O’Reilly Automotive, Inc.*	10,000	8,489,800
Penske Automotive Group, Inc.	436,000	61,829,160
Pets at Home Group plc	255,000	1,161,036
Sally Beauty Holdings, Inc.*	680,024	10,594,774
Sportsman’s Warehouse Holdings, Inc.*	54,000	457,920
Tractor Supply Co.	61,800	14,525,472
TravelCenters of America, Inc.(x)*	18,000	1,557,000

		167,171,992

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	150,000	789,000
Movado Group, Inc.	200,500	5,768,385
Wolverine World Wide, Inc.	53,500	912,175

		7,469,560

Total Consumer Discretionary		516,253,793

Consumer Staples (4.9%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,906,460
Brown-Forman Corp., Class A	87,000	5,671,530
Crimson Wine Group Ltd.*	385,000	2,367,750
Davide Campari-Milano NV	410,000	5,000,801
Primo Water Corp.	755,000	11,589,250

		26,535,791

Consumer Staples Distribution & Retail (1.3%)
Ingles Markets, Inc., Class A‡	451,500	40,048,050
Village Super Market, Inc., Class A	147,024	3,363,909

		43,411,959

Food Products (1.2%)
Calavo Growers, Inc.	82,000	2,359,140
Farmer Bros Co.*	670,000	2,586,200
Flowers Foods, Inc.	60,000	1,644,600
Hain Celestial Group, Inc. (The)*	390,000	6,688,500
Ingredion, Inc.	19,500	1,983,735
J & J Snack Foods Corp.	45,000	6,669,900
John B Sanfilippo & Son, Inc.	17,000	1,647,640
Lifecore Biomedical, Inc.*	76,000	286,900
Lifeway Foods, Inc.*	30,000	181,200
Limoneira Co.(x)	90,000	1,499,400
Maple Leaf Foods, Inc.(x)	132,000	2,554,051
Post Holdings, Inc.*	100,000	8,987,000
Tootsie Roll Industries, Inc.	77,000	3,458,070

		40,546,336

Household Products (1.3%)
Church & Dwight Co., Inc.	100,000	8,841,000
Energizer Holdings, Inc.	165,000	5,725,500
Oil-Dri Corp. of America‡	426,200	17,734,182
Spectrum Brands Holdings, Inc.	34,000	2,251,480
WD-40 Co.	39,000	6,943,950

		41,496,112

Personal Care Products (0.3%)
BellRing Brands, Inc.*	88,000	2,992,000
Edgewell Personal Care Co.	130,000	5,514,600
United-Guardian, Inc.	140,000	1,300,600

		9,807,200

Total Consumer Staples		161,797,398

Energy (1.4%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	519,400	14,901,586
KLX Energy Services Holdings, Inc.(x)*	19,000	221,350
Oceaneering International, Inc.*	185,000	3,261,550
RPC, Inc.	1,410,000	10,842,900

		29,227,386

Oil, Gas & Consumable Fuels (0.5%)
Callon Petroleum Co.*	12,000	401,280
CNX Resources Corp.*	190,000	3,043,800
Navigator Holdings Ltd.(x)*	415,000	5,810,000
ONEOK, Inc.	137,000	8,704,980

		17,960,060

Total Energy		47,187,446

Financials (3.2%)
Banks (1.7%)
Ameris Bancorp	35,000	1,280,300
Atlantic Union Bankshares Corp.	11,500	403,075
Cadence Bank	42,000	871,920
Capitol Federal Financial, Inc.	40,000	269,200
Colony Bankcorp, Inc.	12,000	122,400
Eagle Bancorp, Inc.	105,000	3,514,350
FB Financial Corp.	12,000	372,960
First Bancorp (Nasdaq Stock Exchange)	10,000	355,200
First Bancorp (Quotrix Stock Exchange)	84,000	959,280
First Busey Corp.	28,500	579,690
First Horizon Corp.	68,000	1,209,040
Flushing Financial Corp.	677,000	10,080,530
FNB Corp.	46,000	533,600
Hanover Bancorp, Inc.(x)	5,000	90,000
Hope Bancorp, Inc.	570,000	5,597,400
Huntington Bancshares, Inc.	250,000	2,800,000
OceanFirst Financial Corp.	63,000	1,164,240
Peapack-Gladstone Financial Corp.	15,000	444,300
Primis Financial Corp.	11,000	105,930
Renasant Corp.	22,000	672,760
Sandy Spring Bancorp, Inc.	114,062	2,963,331
Seacoast Banking Corp. of Florida	37,000	876,900
ServisFirst Bancshares, Inc.	26,000	1,420,380
Southern First Bancshares, Inc.*	19,000	583,300
SouthState Corp.	19,000	1,353,940
SVB Financial Group*	3,600	3,258
Synovus Financial Corp.	82,500	2,543,475
Thomasville Bancshares, Inc.	15,960	991,116
Towne Bank	11,000	293,150
Trustmark Corp.	12,000	296,400
United Community Banks, Inc.	23,000	646,760
Webster Financial Corp.	312,000	12,299,040

		55,697,225

Capital Markets (1.3%)
BKF Capital Group, Inc.*	13,000	195,000
Charles Schwab Corp. (The)	55,000	2,880,900
Cohen & Steers, Inc.	257,000	16,437,720
Federated Hermes, Inc., Class B	79,000	3,171,060
GAM Holding AG(x)*	500,000	302,892
Janus Henderson Group plc	252,000	6,713,280
KKR & Co., Inc.	150,000	7,878,000
PJT Partners, Inc., Class A	80,000	5,775,200
Post Holdings Partnering Corp., Class A(x)*	80,000	809,600
Wright Investors’ Service Holdings, Inc.*	25,000	4,750

		44,168,402

Consumer Finance (0.1%)
Medallion Financial Corp.(x)	170,000	1,303,900
PROG Holdings, Inc.*	79,039	1,880,338

		3,184,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Financial Services (0.0%)†
Compass Diversified Holdings	36,500	$696,420
Crazy Woman Creek Bancorp, Inc.	13,800	320,988
MoneyGram International, Inc.*	10,400	108,368

		1,125,776

Insurance (0.1%)
Argo Group International Holdings Ltd.	68,000	1,991,720

Total Financials		106,167,361

Health Care (3.7%)
Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*	300	100,242
Cardiovascular Systems, Inc.*	130,000	2,581,800
CONMED Corp.	57,500	5,971,950
Cooper Cos., Inc. (The)	12,000	4,480,320
Cutera, Inc.*	691,000	16,321,420
Dexcom, Inc.*	52,000	6,041,360
Heska Corp.*	14,000	1,366,680
ICU Medical, Inc.*	21,000	3,464,160
Masimo Corp.*	85,000	15,685,900
Neogen Corp.*	40,000	740,800
Neuronetics, Inc.*	75,000	218,250
NuVasive, Inc.*	150,000	6,196,500
Orthofix Medical, Inc.*	64,000	1,072,000
QuidelOrtho Corp.*	161,000	14,343,490
STERIS plc	86,000	16,450,080
Surmodics, Inc.*	70,000	1,594,600
Zimvie, Inc.*	90,000	650,700

		97,280,252

Health Care Providers & Services (0.3%)
Chemed Corp.	2,000	1,075,500
Henry Schein, Inc.*	20,000	1,630,800
Invitae Corp.(x)*	49,500	66,825
NeoGenomics, Inc.*	4,000	69,640
OPKO Health, Inc.(x)*	200,000	292,000
Patterson Cos., Inc.	316,000	8,459,320

		11,594,085

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,596,000
Teladoc Health, Inc.*	10,000	259,000

		2,855,000

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	9,580,400

Total Health Care		121,309,737

Industrials (43.6%)
Aerospace & Defense (6.4%)
AAR Corp.*	120,000	6,546,000
Aerojet Rocketdyne Holdings, Inc.*	1,428,000	80,210,760
Astronics Corp.*	10,000	133,600
Astronics Corp., Class B(x)*	30,000	330,000
Curtiss-Wright Corp.	122,000	21,503,720
Ducommun, Inc.*	130,000	7,112,300
HEICO Corp.	120,900	20,678,736
HEICO Corp., Class A	3,000	407,700
Innovative Solutions and Support, Inc.*	107,500	789,050
Kaman Corp.	1,187,000	27,134,820
Moog, Inc., Class A	67,000	6,750,250
Moog, Inc., Class B	34,021	3,427,616
National Presto Industries, Inc.	10,000	720,900
Park Aerospace Corp.	630,000	8,473,500
Textron, Inc.	285,000	20,129,550
Woodward, Inc.	81,500	7,935,655

		212,284,157

Building Products (1.9%)
A O Smith Corp.	77,000	5,324,550
AZZ, Inc.	178,000	7,340,720
Fortune Brands Innovations, Inc.	10,000	587,300
Gibraltar Industries, Inc.*	50,000	2,425,000
Griffon Corp.	1,199,000	38,379,990
Johnson Controls International plc	112,000	6,744,640
Masterbrand, Inc.*	18,000	144,720

		60,946,920

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.	155,000	824,600
Casella Waste Systems, Inc., Class A*	112,000	9,257,920
KAR Auction Services, Inc.*	440,000	6,019,200
Kimball International, Inc., Class B	275,000	3,410,000
Loomis AB	210,000	7,188,382
Matthews International Corp., Class A	587,000	21,167,220
Pitney Bowes, Inc.	120,000	466,800
Republic Services, Inc.	325,500	44,014,110
Ritchie Bros Auctioneers, Inc.	157,300	8,854,417
Rollins, Inc.	1,311,500	49,220,595

		150,423,244

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	6,311,000
Granite Construction, Inc.	15,000	616,200
Valmont Industries, Inc.	10,000	3,192,800

		10,120,000

Electrical Equipment (2.3%)
Allied Motion Technologies, Inc.	74,000	2,860,100
AMETEK, Inc.	329,000	47,813,570
Pineapple Energy, Inc.*	21,000	33,390
Rockwell Automation, Inc.	87,000	25,530,150

		76,237,210

Machinery (20.5%)
Albany International Corp., Class A	35,500	3,172,280
Astec Industries, Inc.	505,000	20,831,250
Chart Industries, Inc.*	117,200	14,696,880
CIRCOR International, Inc.*	744,000	23,153,280
CNH Industrial NV	2,690,000	41,076,300
Commercial Vehicle Group, Inc.*	125,500	916,150
Crane Holdings Co.	545,000	61,857,500
Donaldson Co., Inc.	209,000	13,656,060
Eastern Co. (The)	266,039	5,182,440
Enerpac Tool Group Corp.	104,000	2,652,000
EnPro Industries, Inc.	391,000	40,620,990
Federal Signal Corp.	473,000	25,641,330
Flowserve Corp.	104,000	3,536,000
Franklin Electric Co., Inc.	250,000	23,525,000
Gencor Industries, Inc.*	117,000	1,798,290
Gorman-Rupp Co. (The)	442,223	11,055,575
Graco, Inc.	430,200	31,408,902
Graham Corp.*	60,332	789,143
Greenbrier Cos., Inc. (The)	131,000	4,214,270
Hyster-Yale Materials Handling, Inc.	293,000	14,617,770
IDEX Corp.	88,200	20,376,846
Interpump Group SpA	209,000	11,756,278
Iveco Group NV*	715,000	6,743,245
Kennametal, Inc.	214,000	5,902,120
L B Foster Co., Class A*	525,000	6,027,000
Lincoln Electric Holdings, Inc.	93,500	15,810,850
Lindsay Corp.	56,500	8,538,845
LS Starrett Co. (The), Class A*‡	450,046	5,049,516
Manitowoc Co., Inc. (The)*	244,400	4,176,796
Middleby Corp. (The)*	4,800	703,728
Mueller Industries, Inc.	1,339,000	98,389,720
Mueller Water Products, Inc., Class A	1,360,000	18,958,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	39,200	$8,712,592
Park-Ohio Holdings Corp.	560,000	6,764,800
Shyft Group, Inc. (The)	272,000	6,188,000
Standex International Corp.	81,000	9,917,640
Tennant Co.	409,000	28,028,770
Titan International, Inc.*	50,000	524,000
Toro Co. (The)	47,000	5,224,520
Trinity Industries, Inc.	460,000	11,205,600
Twin Disc, Inc.*	570,073	5,484,102
Watts Water Technologies, Inc., Class A	276,000	46,456,320

		675,341,098

Professional Services (0.0%)†
Steel Connect, Inc.(x)*	900,000	1,026,000

Trading Companies & Distributors (7.6%)
Distribution Solutions Group, Inc.*	100,000	4,546,000
GATX Corp.(x)	835,400	91,910,708
H&E Equipment Services, Inc.	37,000	1,636,510
Herc Holdings, Inc.	807,500	91,974,250
McGrath RentCorp	23,000	2,146,130
Rush Enterprises, Inc., Class B‡	742,500	44,468,325
Titan Machinery, Inc.*	61,000	1,857,450
United Rentals, Inc.	26,500	10,487,640

		249,027,013

Total Industrials		1,435,405,642

Information Technology (4.1%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	34,000	75,140

Electronic Equipment, Instruments & Components (3.0%)
Badger Meter, Inc.	97,000	11,816,540
Bel Fuse, Inc., Class A(x)‡	161,500	5,865,680
Bel Fuse, Inc., Class B	21,500	807,970
CTS Corp.	1,000,000	49,460,000
Daktronics, Inc.*	151,800	860,706
Itron, Inc.*	67,000	3,715,150
Landis+Gyr Group AG*	26,500	2,035,715
Littelfuse, Inc.	43,500	11,661,915
Napco Security Technologies, Inc.*	36,000	1,352,880
Rogers Corp.*	59,000	9,642,370
Trans-Lux Corp.*	120,060	61,230

		97,280,156

IT Services (0.0%)†
Alithya Group, Inc., Class A*	760,000	1,512,400

Software (1.0%)
Fortinet, Inc.*	114,500	7,609,670
Roper Technologies, Inc.	26,200	11,546,078
Tyler Technologies, Inc.*	37,000	13,121,680

		32,277,428

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.(x)*	820,000	984,000
Intevac, Inc.*	90,000	659,700
TransAct Technologies, Inc.*	80,000	495,200

		2,138,900

Total Information Technology		133,284,024

Materials (6.7%)
Chemicals (2.9%)
Ashland, Inc.	57,500	5,905,825
Chase Corp.	16,000	1,675,680
Core Molding Technologies, Inc.*	347,500	6,251,525
Element Solutions, Inc.	67,000	1,293,770
FMC Corp.	20,000	2,442,600
Hawkins, Inc.	45,000	1,970,100
HB Fuller Co.	348,000	23,820,600
Huntsman Corp.	100,000	2,736,000
Livent Corp.(x)*	52,000	1,129,440
Minerals Technologies, Inc.	200,000	12,084,000
NewMarket Corp.	14,500	5,292,210
Olin Corp.	115,000	6,382,500
Quaker Chemical Corp.	4,700	930,365
Scotts Miracle-Gro Co. (The)(x)	74,000	5,160,760
Sensient Technologies Corp.	169,000	12,938,640
Takasago International Corp.	28,500	563,977
Valvoline, Inc.	160,000	5,590,400

		96,168,392

Containers & Packaging (1.8%)
Greif, Inc., Class A	209,500	13,276,015
Myers Industries, Inc.	1,668,000	35,745,240
Sonoco Products Co.	155,000	9,455,000

		58,476,255

Metals & Mining (2.0%)
Ampco-Pittsburgh Corp.*‡	990,000	2,425,500
ATI, Inc.*	435,000	17,165,100
Barrick Gold Corp.	24,000	445,680
Haynes International, Inc.	6,000	300,540
Kinross Gold Corp.	45,000	211,950
Materion Corp.	236,500	27,434,000
TimkenSteel Corp.*	212,000	3,888,080
Tredegar Corp.	1,490,092	13,604,540

		65,475,390

Total Materials		220,120,037

Real Estate (3.5%)
Hotel & Resort REITs (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	562,500	50,473,125

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)‡	335,000	22,207,150

Real Estate Management & Development (1.3%)
Capital Properties, Inc., Class A	75,704	832,744
Gyrodyne LLC*	4,004	34,234
Seritage Growth Properties (REIT), Class A(x)*	140,000	1,101,800
St Joe Co. (The)	784,000	32,622,240
Tejon Ranch Co.*	490,094	8,954,018

		43,545,036

Total Real Estate		116,225,311

Utilities (4.4%)
Electric Utilities (1.8%)
Evergy, Inc.	148,000	9,045,760
Otter Tail Corp.(x)	260,200	18,804,654
PNM Resources, Inc.	636,500	30,984,820

		58,835,234

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	6,000	767,940
National Fuel Gas Co.	170,000	9,815,800
Northwest Natural Holding Co.	36,000	1,712,160
ONE Gas, Inc.	34,000	2,693,820
Southwest Gas Holdings, Inc.	414,000	25,854,300

		40,844,020

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	5,779,200
Ormat Technologies, Inc.	84,000	7,120,680

		12,899,880

Multi-Utilities (0.8%)
Black Hills Corp.	172,000	10,853,200
NorthWestern Corp.	264,000	15,275,040

		26,128,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.2%)
Cadiz, Inc.(x)*	9,500	$38,380
SJW Group	54,000	4,111,020
York Water Co. (The)	43,500	1,944,450

		6,093,850

Total Utilities		144,801,224

Total Common Stocks (98.1%) (Cost $1,319,267,596)		3,229,212,912

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Automobile Components (0.1%)
Garrett Motion, Inc.
11.000%(y)	305,000	2,711,450

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,711,450

PREFERRED STOCK:
Industrials (0.0%)†
Industrial Conglomerates (0.0%)†
Steel Partners Holdings LP
6.000%	38,500	891,660

Total Preferred Stock (0.0%)† (Cost $910,344)		891,660

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Financials		200,000

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	338,399

Total Industrials		338,399

Total Rights (0.0%)† (Cost $106,500)		538,399

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25* (Cost $—)	532,000	292,546

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $5,619,080, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23- 11/15/52; total market value $5,729,170.(xx)	$5,616,834	5,616,834
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $3,061,633.(xx)	3,000,000	3,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $7,805,363, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $8,603,026.(xx)	7,800,000	7,800,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $5,001,996, collateralized by various U.S. Government Agency Securities,ranging from 0.375%-5.125%,maturing 2/15/24-5/15/48; total market value $5,102,037.(xx)	5,000,000	5,000,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $200,080, collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-6.250%,maturing 4/17/23-2/15/53; total market value $204,082.(xx)	200,000	200,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $10,104,149, collateralized by various Common Stocks; total market value $11,227,401.(xx)	10,100,000	10,100,000

Total Repurchase Agreements		31,716,834

Total Short-Term Investments (1.0%) (Cost $33,716,834)		33,716,834

Total Investments in Securities (99.2%) (Cost $1,355,602,524)		3,267,363,801
Other Assets Less Liabilities (0.8%)		24,817,928

Net Assets (100%)		$3,292,181,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $38,707,475. This was collateralized by $6,027,941 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $33,716,834 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	463,000	448,138	10,772	(30,799)	(97,405)	50,574	381,280	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.(x)*	230,005	4,726,603	—	—	—	506,010	5,232,613	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,659	8,061,300	—	(35,841)	863	1,662,307	9,688,629	—	—
Canterbury Park Holding Corp.(x)	326,000	10,206,390	—	(13,460)	4,863	(2,215,683)	7,982,110	22,820	—
Household Durables
Nobility Homes, Inc.	174,687	4,143,270	14,337	—	—	602,614	4,760,221	174,687	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	451,500	44,033,990	—	(467,676)	372,807	(3,891,071)	40,048,050	75,323	—
Household Products
Oil-Dri Corp. of America	426,200	14,636,856	—	(369,578)	47,727	3,419,177	17,734,182	120,260	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	450,046	3,312,338	—	—	—	1,737,178	5,049,516	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	742,500	41,893,015	—	(121,360)	99,774	2,596,896	44,468,325	155,925	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	161,500	5,409,625	—	(39,156)	11,915	483,296	5,865,680	9,750	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	990,000	2,409,600	92,831	—	—	(76,931)	2,425,500	—	—
Real Estate
Industrial REITs
Indus Realty Trust, Inc. (REIT)(x)	335,000	21,332,640	—	(66,250)	15,629	925,131	22,207,150	60,300	—

Total		160,613,765	117,940	(1,144,120)	456,173	5,799,498	165,843,256	619,065	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$225,971,219	$689,720	$—	$226,660,939
Consumer Discretionary	480,948,448	34,148,911	1,156,434	516,253,793
Consumer Staples	156,796,597	5,000,801	—	161,797,398
Energy	47,187,446	—	—	47,187,446
Financials	103,543,015	2,624,346	—	106,167,361
Health Care	121,309,737	—	—	121,309,737
Industrials	1,405,960,121	29,445,521	—	1,435,405,642
Information Technology	125,321,399	7,962,625	—	133,284,024
Materials	219,556,060	563,977	—	220,120,037
Real Estate	115,358,333	866,978	—	116,225,311
Utilities	144,801,224	—	—	144,801,224
Convertible Preferred Stocks
Consumer Discretionary	2,711,450	—	—	2,711,450
Preferred Stocks
Industrials	891,660	—	—	891,660
Rights
Financials	—	200,000	—	200,000
Industrials	—	—	338,399	338,399
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	31,716,834	—	31,716,834
Warrants
Materials	292,546	—	—	292,546

Total Assets	$3,152,649,255	$113,219,713	$1,494,833	$3,267,363,801

Total Liabilities	$—	$—	$—	$—

Total	$3,152,649,255	$113,219,713	$1,494,833	$3,267,363,801

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,058,516,272
Aggregate gross unrealized depreciation	(149,593,735)

Net unrealized appreciation	$1,908,922,537

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,358,441,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.6%)
Communication Services (10.4%)
Diversified Telecommunication Services (3.6%)
Altice France SA
8.125%, 2/1/27§	$244,000	$225,090
CCO Holdings LLC
5.500%, 5/1/26§	150,000	145,500
5.000%, 2/1/28§	225,000	206,719
6.375%, 9/1/29§	494,000	471,770
4.750%, 3/1/30§	358,000	309,222
4.250%, 2/1/31§	400,000	330,788
4.750%, 2/1/32§	277,000	232,334
4.500%, 5/1/32	754,000	614,510
4.500%, 6/1/33(x)§	612,000	485,763
4.250%, 1/15/34§	1,125,000	868,359
Iliad Holding SASU
7.000%, 10/15/28§	375,000	354,728
Level 3 Financing, Inc.
4.625%, 9/15/27§	25,000	15,031
4.250%, 7/1/28§	520,000	291,850
3.625%, 1/15/29§	425,000	232,688
3.750%, 7/15/29§	50,000	26,567
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	298,320
5.375%, 6/15/29§	486,000	235,710
Sprint Capital Corp.
8.750%, 3/15/32	250,000	302,413
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	330,612
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,093,337
Windstream Escrow LLC
7.750%, 8/15/28(x)§	367,000	295,630
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	423,000	321,480
6.125%, 3/1/28(x)§	442,000	267,410

		7,955,831

Entertainment (2.2%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	228,375
5.250%, 7/15/28(x)§	1,650,000	1,427,662
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	570,000	369,075
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	276,000	269,445
6.500%, 5/15/27§	657,000	663,570
4.750%, 10/15/27§	900,000	824,895
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	996,000

		4,779,022

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	306,000	107,100
ZipRecruiter, Inc.
5.000%, 1/15/30§	425,000	365,126

		472,226

Media (4.2%)
CSC Holdings LLC
7.500%, 4/1/28§	250,000	159,375
5.750%, 1/15/30§	314,000	164,457
4.625%, 12/1/30§	375,000	183,750
Gray Escrow II, Inc.
5.375%, 11/15/31§	257,000	167,693
Gray Television, Inc.
5.875%, 7/15/26§	222,000	187,590
4.750%, 10/15/30§	347,000	229,308
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	564,000	451,200
Nexstar Media, Inc.
5.625%, 7/15/27§	978,000	903,555
Outfront Media Capital LLC
5.000%, 8/15/27§	1,435,000	1,295,087
4.250%, 1/15/29§	850,000	703,375
4.625%, 3/15/30§	250,000	205,000
Sinclair Television Group, Inc.
5.500%, 3/1/30(x)§	304,000	242,440
Sirius XM Radio, Inc.
3.125%, 9/1/26§	444,000	399,045
4.000%, 7/15/28§	475,000	407,016
4.125%, 7/1/30§	100,000	82,000
3.875%, 9/1/31§	657,000	509,996
Stagwell Global LLC
5.625%, 8/15/29(x)§	539,000	471,625
TEGNA, Inc.
4.750%, 3/15/26§	500,000	468,750
5.000%, 9/15/29	215,000	187,050
Univision Communications, Inc.
7.375%, 6/30/30§	418,000	393,150
Videotron Ltd.
3.625%, 6/15/29§	212,000	180,200
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	425,402
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	678,040

		9,095,104

Wireless Telecommunication Services (0.2%)
Sprint LLC
7.875%, 9/15/23	260,000	262,049
7.625%, 3/1/26	198,000	209,484

		471,533

Total Communication Services		22,773,716

Consumer Discretionary (13.6%)
Automobile Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	113,000	112,717
Icahn Enterprises LP
6.375%, 12/15/25	216,000	212,220

		324,937

Automobiles (0.1%)
Ford Motor Co.
6.625%, 10/1/28	286,000	292,641

Broadline Retail (0.5%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,084,643

Distributors (0.3%)
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	539,000	564,883
Univar Solutions USA, Inc.
5.125%, 12/1/27§	202,000	202,252

		767,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.8%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	$400,000	$388,575
Sotheby’s
7.375%, 10/15/27§	1,350,000	1,273,388

		1,661,963

Hotels, Restaurants & Leisure (7.8%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	268,335
3.875%, 1/15/28§	1,012,000	941,160
4.000%, 10/15/30§	650,000	557,375
Boyd Gaming Corp.
4.750%, 6/15/31§	450,000	408,094
Caesars Entertainment, Inc.
6.250%, 7/1/25§	650,000	651,924
8.125%, 7/1/27(x)§	575,000	586,500
4.625%, 10/15/29(x)§	795,000	697,175
7.000%, 2/15/30§	858,000	875,160
Carnival Corp.
7.625%, 3/1/26(x)§	175,000	159,250
5.750%, 3/1/27§	925,000	760,812
6.000%, 5/1/29§	659,000	522,930
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	424,000	408,164
CEC Entertainment LLC
6.750%, 5/1/26(x)§	222,000	210,900
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	290,923
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	555,889
Everi Holdings, Inc.
5.000%, 7/15/29§	800,000	716,000
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	470,000
3.625%, 2/15/32§	663,000	559,406
IRB Holding Corp.
7.000%, 6/15/25§	829,000	829,000
Life Time, Inc.
5.750%, 1/15/26§	658,000	637,641
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	434,000	321,160
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	311,404
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	546,000	487,714
11.625%, 8/15/27§	250,000	267,813
5.500%, 4/1/28(x)§	575,000	505,281
Scientific Games Holdings LP
6.625%, 3/1/30§	324,000	285,120
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	364,000
Station Casinos LLC
4.500%, 2/15/28(x)§	717,000	647,351
4.625%, 12/1/31(x)§	1,460,000	1,232,970
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	146,423
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28(x)§	419,000	384,821
Wynn Resorts Finance LLC
5.125%, 10/1/29§	475,000	430,174
Yum! Brands, Inc.
5.375%, 4/1/32(x)	523,000	506,280

		16,997,149

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	716,000	613,970
Newell Brands, Inc.
6.625%, 9/15/29(x)	194,000	195,434
5.625%, 4/1/36(e)	125,000	110,292

		919,696

Specialty Retail (2.9%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	128,880
5.000%, 2/15/32§	320,000	279,568
LBM Acquisition LLC
6.250%, 1/15/29(x)§	883,000	677,703
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	251,234
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	1,025,000	927,625
Park River Holdings, Inc.
6.750%, 8/1/29(x)§	275,000	190,438
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	187,875
4.875%, 11/15/31§	279,000	224,595
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	1,466,000	1,328,562
SRS Distribution, Inc.
4.625%, 7/1/28§	282,000	249,773
6.000%, 12/1/29(x)§	1,066,000	882,115
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	690,937
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	338,215

		6,357,520

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.
4.125%, 8/15/31§	252,000	207,900
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	1,193,000	1,221,334

		1,429,234

Total Consumer Discretionary		29,834,918

Consumer Staples (4.9%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	287,000	250,408

Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc.
3.250%, 3/15/26§	108,000	101,328
3.500%, 3/15/29§	150,000	130,500
4.875%, 2/15/30§	250,000	232,680
Performance Food Group, Inc.
6.875%, 5/1/25§	284,000	285,420
5.500%, 10/15/27§	800,000	779,816
4.250%, 8/1/29(x)§	1,075,000	968,596
United Natural Foods, Inc.
6.750%, 10/15/28§	361,000	335,517
US Foods, Inc.
6.250%, 4/15/25§	374,000	376,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 2/15/29§	$830,000	$766,712
4.625%, 6/1/30§	883,000	794,700

		4,771,734

Food Products (1.5%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	246,781
Chobani LLC
4.625%, 11/15/28(x)§	300,000	273,375
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	140,400
5.500%, 12/15/29§	500,000	473,750
4.625%, 4/15/30§	490,000	439,162
4.500%, 9/15/31§	997,000	881,348
Sigma Holdco BV
7.875%, 5/15/26§	392,000	309,680
Simmons Foods, Inc.
4.625%, 3/1/29§	720,000	585,094

		3,349,590

Household Products (0.7%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	160,296
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	357,687
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	225,000	196,313
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	365,375
5.500%, 7/15/30§	48,000	42,360
3.875%, 3/15/31(x)§	350,000	288,838

		1,410,869

Personal Care Products (0.4%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	422,000	394,570
Prestige Brands, Inc.
3.750%, 4/1/31§	589,000	506,381

		900,951

Total Consumer Staples		10,683,552

Energy (10.1%)
Energy Equipment & Services (0.3%)
Precision Drilling Corp.
7.125%, 1/15/26§	244,000	238,280
Transocean, Inc.
8.750%, 2/15/30§	400,000	408,000

		646,280

Oil, Gas & Consumable Fuels (9.8%)
Aethon United BR LP
8.250%, 2/15/26§	437,000	427,478
Antero Midstream Partners LP
5.750%, 1/15/28§	450,000	430,313
5.375%, 6/15/29§	450,000	422,487
Antero Resources Corp.
7.625%, 2/1/29(x)§	88,000	89,760
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	415,638
Blue Racer Midstream LLC
7.625%, 12/15/25§	321,000	315,784
6.625%, 7/15/26§	304,000	293,360
Buckeye Partners LP
4.500%, 3/1/28§	250,000	224,988
5.850%, 11/15/43	175,000	127,750
5.600%, 10/15/44	150,000	104,531
Callon Petroleum Co.
7.500%, 6/15/30(x)§	425,000	399,500
Chesapeake Energy Corp.
6.750%, 4/15/29§	400,000	397,104
CNX Midstream Partners LP
4.750%, 4/15/30§	425,000	365,500
CNX Resources Corp.
7.375%, 1/15/31§	325,000	320,417
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	22,781
5.875%, 1/15/30§	950,000	816,402
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	351,898
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	130,699
6.000%, 2/1/29§	638,000	607,369
7.375%, 2/1/31§	250,000	250,000
CrownRock LP
5.625%, 10/15/25§	656,000	637,960
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	624,260
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	264,250
EnLink Midstream LLC
6.500%, 9/1/30§	325,000	326,216
Enviva Partners LP
6.500%, 1/15/26§	575,000	523,250
EQM Midstream Partners LP
4.750%, 1/15/31§	325,000	268,937
Genesis Energy LP
8.000%, 1/15/27	564,000	554,835
7.750%, 2/1/28	799,000	769,038
8.875%, 4/15/30	250,000	253,437
Hess Midstream Operations LP
5.500%, 10/15/30§	250,000	230,000
Hilcorp Energy I LP
6.000%, 4/15/30§	125,000	114,585
6.000%, 2/1/31§	325,000	298,214
6.250%, 4/15/32§	375,000	342,657
Holly Energy Partners LP
6.375%, 4/15/27§	179,000	175,837
5.000%, 2/1/28§	785,000	722,200
Kinetik Holdings LP
5.875%, 6/15/30§	510,000	490,875
MEG Energy Corp.
5.875%, 2/1/29§	650,000	621,562
New Fortress Energy, Inc.
6.750%, 9/15/25§	225,000	216,724
NuStar Logistics LP
5.750%, 10/1/25	218,000	212,005
6.000%, 6/1/26	250,000	244,435
Occidental Petroleum Corp.
6.625%, 9/1/30	227,000	238,350
6.125%, 1/1/31	115,000	119,361
6.450%, 9/15/36	1,194,000	1,249,223
6.200%, 3/15/40	125,000	125,675
6.600%, 3/15/46	425,000	445,982
Permian Resources Operating LLC
5.875%, 7/1/29§	1,063,000	1,003,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Rockies Express Pipeline LLC
4.950%, 7/15/29(x)§	$375,000	$334,654
4.800%, 5/15/30§	625,000	546,000
Southwestern Energy Co.
4.750%, 2/1/32	501,000	441,231
Summit Midstream Holdings LLC
8.500%, 10/15/26§	585,000	561,600
Sunoco LP
6.000%, 4/15/27	575,000	567,600
4.500%, 4/30/30	976,000	879,307
Venture Global Calcasieu Pass LLC
6.250%, 1/15/30§	225,000	227,250
Western Midstream Operating LP
5.300%, 3/1/48	225,000	190,582

		21,335,589

Total Energy		21,981,869

Financials (11.0%)
Capital Markets (0.1%)
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29(x)§	202,000	165,135

Consumer Finance (3.7%)
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	1,108,000	986,120
7.000%, 1/15/26§	726,000	631,620
Credit Acceptance Corp.
6.625%, 3/15/26(x)	200,000	186,000
Curo Group Holdings Corp.
7.500%, 8/1/28§	532,000	211,470
Ford Motor Credit Co. LLC
2.300%, 2/10/25	326,000	301,377
4.125%, 8/17/27	750,000	686,625
3.815%, 11/2/27	200,000	179,250
2.900%, 2/16/28	250,000	214,340
5.113%, 5/3/29	200,000	187,072
7.350%, 3/6/30	361,000	370,953
4.000%, 11/13/30	1,975,000	1,681,851
OneMain Finance Corp.
6.625%, 1/15/28	675,000	616,984
4.000%, 9/15/30	1,125,000	860,141
PROG Holdings, Inc.
6.000%, 11/15/29§	925,000	786,250
VistaJet Malta Finance plc
6.375%, 2/1/30§	225,000	200,531

		8,100,584

Financial Services (3.0%)
Armor Holdco, Inc.
8.500%, 11/15/29§	243,000	196,830
Freedom Mortgage Corp.
8.250%, 4/15/25§	480,000	442,800
6.625%, 1/15/27§	419,000	320,853
Home Point Capital, Inc.
5.000%, 2/1/26(x)§	500,000	372,500
MPH Acquisition Holdings LLC
5.500%, 9/1/28§	300,000	241,875
5.750%, 11/1/28(x)§	100,000	72,750
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	525,000	450,187
Oxford Finance LLC
6.375%, 2/1/27§	825,000	771,375
PHH Mortgage Corp.
7.875%, 3/15/26§	208,000	180,960
Provident Funding Associates LP
6.375%, 6/15/25§	675,000	595,688
Rocket Mortgage LLC
2.875%, 10/15/26§	226,000	199,727
3.625%, 3/1/29§	200,000	171,250
3.875%, 3/1/31§	400,000	331,656
4.000%, 10/15/33§	75,000	59,539
Shift4 Payments LLC
4.625%, 11/1/26§	969,000	906,015
United Wholesale Mortgage LLC
5.500%, 11/15/25§	450,000	424,688
Verscend Escrow Corp.
9.750%, 8/15/26§	847,000	847,000

		6,585,693

Insurance (4.2%)
Acrisure LLC
7.000%, 11/15/25§	1,900,000	1,774,923
4.250%, 2/15/29§	275,000	233,750
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§	850,000	759,084
6.750%, 10/15/27(x)§	901,000	834,551
AmWINS Group, Inc.
4.875%, 6/30/29§	1,400,000	1,235,500
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	654,649
5.625%, 1/15/29(x)§	600,000	518,400
BroadStreet Partners, Inc.
5.875%, 4/15/29§	224,000	189,280
HUB International Ltd.
7.000%, 5/1/26§	787,000	773,228
5.625%, 12/1/29§	150,000	130,312
NFP Corp.
4.875%, 8/15/28§	600,000	539,136
6.875%, 8/15/28§	1,800,000	1,552,230

		9,195,043

Total Financials		24,046,455

Health Care (5.0%)
Biotechnology (0.1%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	230,000	188,312

Health Care Equipment & Supplies (1.0%)
Garden Spinco Corp.
8.625%, 7/20/30(x)§	913,000	972,345
Medline Borrower LP
3.875%, 4/1/29§	347,000	299,534
5.250%, 10/1/29§	554,000	479,109
Varex Imaging Corp.
7.875%, 10/15/27§	445,000	424,975

		2,175,963

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	550,000	532,813
5.000%, 4/15/29§	250,000	235,000
AdaptHealth LLC
6.125%, 8/1/28§	281,000	257,101
5.125%, 3/1/30§	298,000	252,114
Encompass Health Corp.
4.750%, 2/1/30	800,000	725,240
HealthEquity, Inc.
4.500%, 10/1/29(x)§	694,000	621,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Legacy LifePoint Health LLC
4.375%, 2/15/27§	$50,000	$41,000
Radiology Partners, Inc.
9.250%, 2/1/28(x)§	600,000	331,500
RP Escrow Issuer LLC
5.250%, 12/15/25§	600,000	453,000
Tenet Healthcare Corp.
4.875%, 1/1/26	522,000	511,748
4.625%, 6/15/28	100,000	93,000
6.125%, 10/1/28(x)	825,000	785,812
6.125%, 6/15/30§	264,000	259,908
US Acute Care Solutions LLC
6.375%, 3/1/26§	428,000	379,850

		5,479,216

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	196,068

Pharmaceuticals (1.3%)
Bausch Health Cos., Inc.
5.500%, 11/1/25(x)§	604,000	502,395
11.000%, 9/30/28(x)§	249,000	183,202
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	523,878
3.500%, 4/1/30(x)§	575,000	504,045
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	356,092
Organon & Co.
5.125%, 4/30/31(x)§	642,000	568,059
P&L Development LLC
7.750%, 11/15/25§	335,000	268,000

		2,905,671

Total Health Care		10,945,230

Industrials (10.1%)
Aerospace & Defense (1.3%)
Rolls-Royce plc
5.750%, 10/15/27§	452,000	453,026
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	220,500
TransDigm, Inc.
6.250%, 3/15/26§	750,000	751,875
6.375%, 6/15/26	50,000	49,000
7.500%, 3/15/27	400,000	398,000
5.500%, 11/15/27	300,000	282,750
6.750%, 8/15/28§	450,000	453,938
4.625%, 1/15/29	375,000	332,812

		2,941,901

Building Products (1.1%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	61,000	59,780
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	216,000	199,647
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	268,000	198,320
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	617,500
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	249,375
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	279,000	246,217
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	375,000	352,031
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	287,323
Summit Materials LLC
5.250%, 1/15/29§	218,000	206,200

		2,416,393

Commercial Services & Supplies (4.2%)
ACCO Brands Corp.
4.250%, 3/15/29§	450,000	387,324
ADT Security Corp. (The)
4.125%, 6/15/23	22,000	21,890
4.875%, 7/15/32§	491,000	427,170
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	701,439
9.750%, 7/15/27§	464,000	412,143
6.000%, 6/1/29(x)§	151,000	111,740
Aramark Services, Inc.
5.000%, 4/1/25§	428,000	422,201
6.375%, 5/1/25§	365,000	366,518
5.000%, 2/1/28§	775,000	731,329
Cimpress plc
7.000%, 6/15/26(x)	224,000	182,347
Covanta Holding Corp.
4.875%, 12/1/29§	1,200,000	1,059,036
5.000%, 9/1/30	75,000	64,515
Garda World Security Corp.
9.500%, 11/1/27§	850,000	807,755
6.000%, 6/1/29(x)§	310,000	246,450
GFL Environmental, Inc.
5.125%, 12/15/26§	356,000	347,100
4.000%, 8/1/28§	250,000	226,250
4.750%, 6/15/29§	575,000	532,232
4.375%, 8/15/29§	825,000	743,094
KAR Auction Services, Inc.
5.125%, 6/1/25(x)§	218,000	214,730
Madison IAQ LLC
5.875%, 6/30/29§	267,000	204,255
Matthews International Corp.
5.250%, 12/1/25§	688,000	653,600
Neptune Bidco US, Inc.
9.290%, 4/15/29§	289,000	267,932

		9,131,050

Construction & Engineering (0.5%)
Dycom Industries, Inc.
4.500%, 4/15/29(x)§	440,000	397,100
Pike Corp.
5.500%, 9/1/28§	500,000	436,250
Weekley Homes LLC
4.875%, 9/15/28§	242,000	204,490

		1,037,840

Ground Transportation (0.9%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	548,000	495,765
Watco Cos. LLC
6.500%, 6/15/27§	1,052,000	983,620
Williams Scotsman International, Inc.
6.125%, 6/15/25§	79,000	77,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
XPO Escrow Sub LLC
7.500%, 11/15/27§	$373,000	$388,135

		1,945,335

Machinery (0.3%)
ATS Corp.
4.125%, 12/15/28§	398,000	352,230
Chart Industries, Inc.
7.500%, 1/1/30§	299,000	308,185

		660,415

Passenger Airlines (0.8%)
Air Canada
3.875%, 8/15/26§	750,000	679,095
American Airlines, Inc.
5.500%, 4/20/26§	200,000	196,532
5.750%, 4/20/29§	325,000	310,879
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	307,733
United Airlines, Inc.
4.375%, 4/15/26§	250,000	238,750

		1,732,989

Professional Services (0.8%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	255,750
ASGN, Inc.
4.625%, 5/15/28§	575,000	536,539
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29(x)§	375,000	323,906
KBR, Inc.
4.750%, 9/30/28§	300,000	267,375
Science Applications International Corp.
4.875%, 4/1/28§	312,000	290,160

		1,673,730

Trading Companies & Distributors (0.2%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	469,000	481,569

Total Industrials		22,021,222

Information Technology (8.5%)
Communications Equipment (1.5%)
CommScope Technologies LLC
6.000%, 6/15/25(x)§	367,000	344,980
CommScope, Inc.
6.000%, 3/1/26§	576,000	554,291
8.250%, 3/1/27(x)§	724,000	576,132
7.125%, 7/1/28§	50,000	36,750
4.750%, 9/1/29§	1,172,000	973,639
Viasat, Inc.
5.625%, 9/15/25§	450,000	425,250
5.625%, 4/15/27§	400,000	374,460

		3,285,502

Electronic Equipment, Instruments & Components (0.3%)
Coherent Corp.
5.000%, 12/15/29§	217,000	196,971
Likewize Corp.
9.750%, 10/15/25§	298,000	269,884
Sensata Technologies, Inc.
3.750%, 2/15/31(x)§	274,000	239,750

		706,605

IT Services (1.1%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	354,000	292,050
Cablevision Lightpath LLC
3.875%, 9/15/27§	650,000	524,842
5.625%, 9/15/28§	200,000	138,010
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	320,000
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	197,580
Presidio Holdings, Inc.
8.250%, 2/1/28(x)§	296,000	280,460
Twilio, Inc.
3.875%, 3/15/31	450,000	380,574
Unisys Corp.
6.875%, 11/1/27§	494,000	313,853

		2,447,369

Software (5.6%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	751,766
Alteryx, Inc.
8.750%, 3/15/28§	270,000	271,747
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	606,000	488,744
Black Knight InfoServ LLC
3.625%, 9/1/28§	207,000	187,528
Boxer Parent Co., Inc.
7.125%, 10/2/25§	346,000	346,865
Camelot Finance SA
4.500%, 11/1/26§	608,000	572,280
Central Parent, Inc.
7.250%, 6/15/29§	261,000	256,433
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	400,000	357,300
4.875%, 7/1/29(x)§	1,390,000	1,257,074
Cloud Software Group Holdings, Inc.
6.500%, 3/31/29§	234,000	205,932
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	552,720
7.125%, 9/30/30§	697,000	693,515
Helios Software Holdings, Inc.
4.625%, 5/1/28§	472,000	383,425
McAfee Corp.
7.375%, 2/15/30§	624,000	521,040
NCR Corp.
5.000%, 10/1/28§	419,000	367,149
5.125%, 4/15/29§	609,000	526,078
Open Text Holdings, Inc.
4.125%, 12/1/31§	635,000	522,287
Rocket Software, Inc.
6.500%, 2/15/29§	580,000	455,844
SS&C Technologies, Inc.
5.500%, 9/30/27§	2,161,000	2,090,767
ZoomInfo Technologies LLC
3.875%, 2/1/29§	1,635,000	1,412,231

		12,220,725

Total Information Technology		18,660,201

Materials (8.1%)
Chemicals (2.6%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	275,000	219,051
Avient Corp.
5.750%, 5/15/25§	184,000	182,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
7.125%, 8/1/30(x)§	$339,000	$348,645
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	332,570
Diamond BC BV
4.625%, 10/1/29§	325,000	316,469
HB Fuller Co.
4.250%, 10/15/28	372,000	328,755
Illuminate Buyer LLC
9.000%, 7/1/28§	888,000	793,650
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	273,798
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	283,920
Minerals Technologies, Inc.
5.000%, 7/1/28§	555,000	503,639
NOVA Chemicals Corp.
4.875%, 6/1/24§	202,000	198,754
Nufarm Australia Ltd.
5.000%, 1/27/30§	418,000	367,840
Olin Corp.
5.625%, 8/1/29	356,000	342,205
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	456,165
6.250%, 10/1/29(x)§	200,000	148,000
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	627,000	531,382

		5,627,003

Containers & Packaging (4.0%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	378,200
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29(x)§	1,834,000	1,437,929
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	373,000
5.250%, 8/15/27§	200,000	156,876
Ball Corp.
6.875%, 3/15/28	355,000	363,875
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	385,000	348,879
Crown Americas LLC
5.250%, 4/1/30	514,000	494,936
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	389,580
LABL, Inc.
6.750%, 7/15/26§	355,000	341,244
10.500%, 7/15/27§	617,000	570,725
5.875%, 11/1/28§	227,000	202,030
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	366,000	364,854
9.250%, 4/15/27§	1,150,000	1,059,438
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	333,000	333,256
Sealed Air Corp.
6.125%, 2/1/28§	182,000	182,683
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,640,000	1,571,120
8.500%, 8/15/27(e)§	200,000	180,924

		8,749,549

Metals & Mining (1.5%)
Arconic Corp.
6.125%, 2/15/28§	1,350,000	1,326,375
Constellium SE
5.875%, 2/15/26§	250,000	250,275
5.625%, 6/15/28§	250,000	235,625
3.750%, 4/15/29§	325,000	281,125
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	309,488
Novelis Corp.
4.750%, 1/30/30§	250,000	228,415
3.875%, 8/15/31§	100,000	82,875
SunCoke Energy, Inc.
4.875%, 6/30/29§	750,000	647,812

		3,361,990

Total Materials		17,738,542

Real Estate (1.5%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT)
3.375%, 6/15/26§	150,000	131,739
VICI Properties LP (REIT)
4.625%, 6/15/25§	350,000	337,166

		468,905

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	356,000	326,630
4.875%, 5/15/29§	479,000	412,084
XHR LP (REIT)
6.375%, 8/15/25§	354,000	347,256
4.875%, 6/1/29§	156,000	132,210

		1,218,180

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	336,000	299,040
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	820,000	796,622
Howard Hughes Corp. (The)
4.375%, 2/1/31§	255,000	208,462

		1,304,124

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	399,185

Total Real Estate		3,390,394

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	250,000	217,500

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	618,000	594,386

Total Utilities		811,886

Total Corporate Bonds		182,887,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (3.7%)
Consumer Discretionary (0.8%)
Auto Components (0.1%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 11.590%, 11/15/29(k)	$425,000	$321,583

Automobiles (0.4%)
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.252%, 3/30/27(k)	466,489	449,287
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 13.602%, 3/30/28(k)	300,000	265,000
First Brands Group, LLC, Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.253%, 3/30/27(k)	74,813	71,820

		786,107

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 8.50%), 13.422%, 4/9/29(k)	625,000	571,875

Total Consumer Discretionary		1,679,565

Financials (1.3%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.25%), 11.090%, 11/5/29(k)	1,300,000	1,126,667

Insurance (0.8%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 10.090%, 1/31/28(k)	1,050,000	872,813
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 10.090%, 1/20/29(k)	1,100,000	904,200

		1,777,013

Total Financials		2,903,680

Health Care (0.4%)
Health Care Providers & Services (0.4%)
LifePoint Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD + 3.75%), 8.575%, 11/16/25(k)	325,000	308,953
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 7.25%), 12.248%, 3/2/29(k)	375,000	223,125
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD + 6.75%), 11.575%, 6/26/26(k)	475,000	311,917

Total Health Care		843,995

Industrials (0.1%)
Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 11.590%, 7/23/29(k)	225,000	175,687

Total Industrials		175,687

Information Technology (0.9%)
Software (0.9%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 6.75%), 11.648%, 9/17/27(k)	967,193	965,179
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 10.657%, 12/10/29(k)	100,000	85,600
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 11.500%, 11/3/27(k)	323,750	28,598
UKG, Inc., 2nd Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 10.032%, 5/3/27(k)	975,000	934,781

Total Information Technology		2,014,158

Materials (0.2%)
Chemicals (0.2%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 7.75%), 12.910%, 12/29/28(k)	750,000	412,500

Total Materials		412,500

Total Loan Participations		8,029,585

Total Long-Term Debt Securities (87.3%) (Cost $209,542,367)		190,917,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	235,030	$8,355,316
iShares iBoxx High Yield Corporate Bond ETF(x)	74,030	5,592,966
SPDR Bloomberg High Yield Bond ETF(x)	60,624	5,627,120

Total Exchange Traded Funds (8.9%) (Cost $23,079,945)		19,575,402

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	381,744	381,858

Total Investment Companies		2,381,858

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23,due 4/3/23, repurchase price $8,089,934,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $8,248,433.(xx)	$8,086,699	8,086,699
National Bank of Canada, 4.95%, dated 3/29/23,due 4/5/23, repurchase price $7,605,225,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $8,382,435.(xx)	7,600,000	7,600,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23,due 4/3/23, repurchase price $2,000,800,collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $2,040,816.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23,due 4/3/23, repurchase price $3,001,225, collateralized by various Common Stocks; total market value $3,335,225.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		20,686,699

U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
3.53%, 4/13/23(p)	2,125,000	2,122,298
4.18%, 4/27/23(p)	300,000	299,063

Total U.S. Treasury Obligations		2,421,361

Total Short-Term Investments (11.7%) (Cost $25,489,629)		25,489,918

Total Investments in Securities (107.9%) (Cost $258,111,941)		235,982,890
Other Assets Less Liabilities (-7.9%)		(17,360,033)

Net Assets (100%)		$218,622,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $161,084,126 or 73.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $24,005,260. This was collateralized by $1,577,542 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/31/23 - 5/15/52 and by cash of $22,686,699 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$22,773,716	$—	$22,773,716
Consumer Discretionary	—	29,834,918	—	29,834,918
Consumer Staples	—	10,683,552	—	10,683,552
Energy	—	21,981,869	—	21,981,869
Financials	—	24,046,455	—	24,046,455
Health Care	—	10,945,230	—	10,945,230
Industrials	—	22,021,222	—	22,021,222
Information Technology	—	18,660,201	—	18,660,201
Materials	—	17,738,542	—	17,738,542
Real Estate	—	3,390,394	—	3,390,394
Utilities	—	811,886	—	811,886
Exchange Traded Funds	19,575,402	—	—	19,575,402
Loan Participations
Consumer Discretionary	—	1,679,565	—	1,679,565
Financials	—	2,903,680	—	2,903,680
Health Care	—	843,995	—	843,995
Industrials	—	175,687	—	175,687
Information Technology	—	2,014,158	—	2,014,158
Materials	—	412,500	—	412,500
Short-Term Investments
Investment Companies	2,381,858	—	—	2,381,858
Repurchase Agreements	—	20,686,699	—	20,686,699
U.S. Treasury Obligations	—	2,421,361	—	2,421,361

Total Assets	$21,957,260	$214,025,630	$—	$235,982,890

Total Liabilities	$—	$—	$—	$—

Total	$21,957,260	$214,025,630	$—	$235,982,890

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,081,648
Aggregate gross unrealized depreciation	(23,662,300)

Net unrealized depreciation	$(22,580,652)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$258,563,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	3,038	$100,375
ATN International, Inc.	1,811	74,106
Bandwidth, Inc., Class A*	3,891	59,143
Charge Enterprises, Inc.(x)*	20,748	22,823
Consolidated Communications Holdings, Inc.*	11,910	30,728
IDT Corp., Class B*	2,545	86,734
Ooma, Inc.*	33,923	424,377

		798,286

Entertainment (0.1%)
Chicken Soup For The Soul
Entertainment, Inc.(x)*	1,358	2,716
CuriosityStream, Inc.(x)*	4,484	6,053
FG Group Holdings, Inc.*	2,491	5,007
Gaia, Inc.*	2,475	6,856
Golden Matrix Group, Inc.(x)*	2,343	6,209
Marcus Corp. (The)(x)	3,924	62,784
Mobile Global Esports, Inc.*	3,089	2,162
Playstudios, Inc.(x)*	13,109	48,372
Reading International, Inc., Class A(x)*	3,239	10,527
Reservoir Media, Inc.(x)*	3,647	23,779

		174,465

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The)(x)*	1,958	8,321
Cars.com, Inc.*	10,958	211,489
DHI Group, Inc.*	6,966	27,028
EverQuote, Inc., Class A*	3,367	46,801
fuboTV, Inc.(x)*	30,586	37,009
IZEA Worldwide, Inc.*	11,241	7,317
Leafly Holdings, Inc.(x)*	4,555	1,821
Liberty TripAdvisor Holdings, Inc., Class A(x)*	12,598	10,822
Outbrain, Inc.*	5,875	24,264
QuinStreet, Inc.*	8,403	133,355
Society Pass, Inc.*	2,686	2,740
Super League Gaming, Inc.(x)*	3,051	1,693
Travelzoo(x)*	1,116	6,741
TrueCar, Inc.*	14,339	32,980
Vinco Ventures, Inc.(x)*	38,987	12,526
Wejo Group Ltd.(x)*	10,981	5,414
Zedge, Inc., Class B(x)*	2,047	3,992

		574,313

Media (1.8%)
AdTheorent Holding Co., Inc.(x)*	6,219	10,510
Audacy, Inc.(x)*	22,077	2,974
Beasley Broadcast Group, Inc., Class A(x)*	1,845	1,519
Boston Omaha Corp., Class A*	3,611	85,472
Clear Channel Outdoor Holdings, Inc.*	61,624	73,949
comScore, Inc.*	13,728	16,885
Cumulus Media, Inc., Class A*	2,911	10,742
Daily Journal Corp.*	197	56,137
DallasNews Corp.(x)	950	4,199
Digital Media Solutions, Inc.*	1,063	1,191
Direct Digital Holdings, Inc., Class A*	353	1,144
Emerald Holding, Inc.*	3,741	13,916
Entravision Communications Corp., Class A	9,678	58,552
Fluent, Inc.*	7,451	6,110
Gambling.com Group Ltd.(x)*	1,546	15,321
Gannett Co., Inc.*	23,836	44,573
Harte Hanks, Inc.*	793	7,462
Innovid Corp.*	13,181	18,585
Integral Ad Science Holding Corp.*	99,641	1,421,877
Lee Enterprises, Inc.*	855	10,645
Marchex, Inc., Class B*	3,708	6,749
National CineMedia, Inc.(x)	11,609	1,534
Perion Network Ltd.*	18,223	721,266
Quotient Technology, Inc.*	15,112	49,567
Saga Communications, Inc., Class A(x)	617	13,716
Salem Media Group, Inc.(x)*	2,044	2,228
Stran & Co., Inc.*	1,123	1,954
Thryv Holdings, Inc.*	4,176	96,299
Townsquare Media, Inc., Class A	1,850	14,800
Treasure Global, Inc.*	1,412	2,358
Urban One, Inc.*	1,707	9,388
Urban One, Inc., Class A*	1,392	10,510

		2,792,132

Wireless Telecommunication Services (0.6%)
FingerMotion, Inc.*	5,875	8,812
Gogo, Inc.*	54,313	787,539
KORE Group Holdings, Inc.(x)*	6,256	7,632
Spok Holdings, Inc.	3,076	31,160
SurgePays, Inc.(x)*	1,219	5,473

		840,616

Total Communication Services		5,179,812

Consumer Discretionary (8.2%)
Automobile Components (0.3%)
Cooper-Standard Holdings, Inc.*	2,771	39,459
Modine Manufacturing Co.*	8,253	190,232
Motorcar Parts of America, Inc.*	3,205	23,845
Spruce Power Holding Corp.(x)*	21,175	17,364
Stoneridge, Inc.*	4,412	82,504
Strattec Security Corp.(x)*	651	14,810
Superior Industries International, Inc.*	3,804	18,830
Sypris Solutions, Inc.*	2,100	4,116

		391,160

Automobiles (0.1%)
Arcimoto, Inc.(x)*	280	392
AYRO, Inc.(x)*	5,793	3,184
Cenntro Electric Group Ltd.(x)*	31,633	14,608
Faraday Future Intelligent Electric, Inc.(x)*	83,091	29,422
Lordstown Motors Corp.(x)*	28,918	19,176
Mullen Automotive, Inc.(x)*	171,505	22,519
Volcon, Inc.*	1,741	2,611
Workhorse Group, Inc.(x)*	26,284	34,958

		126,870

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	4,102	16,285
ContextLogic, Inc., Class A(x)*	97,362	43,404
Groupon, Inc.(x)*	3,319	13,973
iMedia Brands, Inc.*	3,581	1,825

		75,487

Distributors (0.1%)
AMCON Distributing Co.	30	5,010
Educational Development Corp.*	1,194	3,510
Funko, Inc., Class A(x)*	5,282	49,809
Weyco Group, Inc.	993	25,123

		83,452

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	3,256	17,648
Beachbody Co., Inc. (The)(x)*	18,659	8,997
Carriage Services, Inc.	2,191	66,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Educational Services Corp.*	3,721	$21,061
Nerdy, Inc.(x)*	9,294	38,849
OneSpaWorld Holdings Ltd.*	10,958	131,386
Perdoceo Education Corp.*	11,148	149,718
Regis Corp.(x)*	7,902	8,771
Rover Group, Inc.(x)*	15,440	69,943
Universal Technical Institute, Inc.*	5,382	39,719
WW International, Inc.*	8,912	36,718
XWELL, Inc.(x)*	15,438	5,572

		595,251

Hotels, Restaurants & Leisure (4.4%)
Allied Gaming & Entertainment, Inc.*	3,877	4,672
Ark Restaurants Corp.	394	6,816
Biglari Holdings, Inc., Class B*	124	20,981
BJ’s Restaurants, Inc.*	3,739	108,955
Bluegreen Vacations Holding Corp.	1,598	43,753
Bowlero Corp.(x)*	73,544	1,246,571
BurgerFi International, Inc.*	2,254	2,660
Canterbury Park Holding Corp.(x)	517	12,659
Carrols Restaurant Group, Inc.*	6,313	14,078
Century Casinos, Inc.*	4,465	32,728
Chuy’s Holdings, Inc.*	2,957	106,008
Denny’s Corp.*	9,186	102,516
EBET, Inc.*	2,687	1,105
El Pollo Loco Holdings, Inc.	3,136	30,074
F45 Training Holdings, Inc.(x)*	6,451	7,483
FAT Brands, Inc., Class A(x)	858	6,040
Fiesta Restaurant Group, Inc.(x)*	2,867	23,567
First Watch Restaurant Group, Inc.*	2,495	40,070
Flanigan’s Enterprises, Inc.	177	5,005
Full House Resorts, Inc.*	5,428	39,244
GAN Ltd.*	6,598	8,511
Golden Entertainment, Inc.*	3,318	144,366
Good Times Restaurants, Inc.(x)*	1,812	4,838
Inspirato, Inc.*	3,674	3,523
Inspired Entertainment, Inc.*	3,526	45,098
Kura Sushi USA, Inc., Class A*	11,853	780,402
Lindblad Expeditions Holdings, Inc.(x)*	5,614	53,670
Lottery.com, Inc.(x)*	6,359	1,781
Monarch Casino & Resort, Inc.	2,204	163,427
Nathan’s Famous, Inc.	479	36,212
NEOGAMES SA*	2,116	32,163
Noodles & Co., Class A*	6,784	32,902
ONE Group Hospitality, Inc. (The)*	3,830	31,023
PlayAGS, Inc.*	4,815	34,427
Potbelly Corp.*	4,122	34,336
RCI Hospitality Holdings, Inc.	1,425	111,392
Red Robin Gourmet Burgers, Inc.(x)*	2,649	37,934
Ruth’s Hospitality Group, Inc.	5,214	85,614
Shake Shack, Inc., Class A*	18,871	1,047,152
Sonder Holdings, Inc.(x)*	29,635	22,437
Target Hospitality Corp.(x)*	4,888	64,228
Xponential Fitness, Inc., Class A*	66,144	2,010,116

		6,640,537

Household Durables (0.5%)
Aterian, Inc.(x)*	10,857	9,338
Bassett Furniture Industries, Inc.	1,359	24,190
Beazer Homes USA, Inc.*	4,911	77,987
Dixie Group, Inc. (The)(x)*	2,564	1,949
Ethan Allen Interiors, Inc.	3,779	103,771
Flexsteel Industries, Inc.	749	14,426
Green Brick Partners, Inc.*	4,493	157,525
Hamilton Beach Brands Holding Co., Class A	1,285	13,158
Harbor Custom Development, Inc.*	110	477
Hooker Furnishings Corp.	1,850	33,651
Hovnanian Enterprises, Inc., Class A*	810	54,950
Koss Corp.*	741	3,423
Landsea Homes Corp.*	1,681	10,187
Legacy Housing Corp.*	1,438	32,729
Lifetime Brands, Inc.	2,236	13,148
Live Ventures, Inc.*	273	8,646
Lovesac Co. (The)(x)*	2,302	66,528
Purple Innovation, Inc.(x)*	10,182	26,880
Traeger, Inc.*	5,498	22,597
Tupperware Brands Corp.*	7,557	18,892
Universal Electronics, Inc.*	1,890	19,165
VOXX International Corp.*	2,451	30,221
Vuzix Corp.(x)*	9,711	40,204

		784,042

Leisure Products (0.3%)
American Outdoor Brands, Inc.(x)*	2,272	22,356
AMMO, Inc.(x)*	14,857	29,268
Clarus Corp.	4,672	44,150
Escalade, Inc.	1,700	24,820
JAKKS Pacific, Inc.*	1,181	20,431
Johnson Outdoors, Inc., Class A	880	55,449
Marine Products Corp.	1,472	19,416
MasterCraft Boat Holdings, Inc.*	2,930	89,160
Nautilus, Inc.*	4,718	6,322
Smith & Wesson Brands, Inc.	7,479	92,067
Solo Brands, Inc., Class A(x)*	5,265	37,803

		441,242

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	4,186	48,139
Aaron’s Co., Inc. (The)	4,873	47,073
aka Brands Holding Corp.(x)*	1,993	1,086
America’s Car-Mart, Inc.*	971	76,913
BARK, Inc.(x)*	17,651	25,594
Barnes & Noble Education, Inc.*	7,748	11,777
Big 5 Sporting Goods Corp.(x)	3,680	28,299
Build-A-Bear Workshop, Inc.	2,210	51,360
Caleres, Inc.	5,661	122,447
CarParts.com, Inc.*	8,350	44,589
Cato Corp. (The), Class A	3,075	27,183
Chico’s FAS, Inc.*	20,271	111,491
Children’s Place, Inc. (The)*	1,963	79,011
Citi Trends, Inc.*	1,344	25,563
Conn’s, Inc.*	2,249	13,629
Container Store Group, Inc. (The)*	5,552	19,043
Destination XL Group, Inc.*	9,647	53,155
Duluth Holdings, Inc., Class B*	2,296	14,649
Envela Corp.(x)*	1,275	8,288
Express, Inc.(x)*	10,820	8,529
Genesco, Inc.*	1,996	73,612
GrowGeneration Corp.*	9,456	32,340
Haverty Furniture Cos., Inc.	2,418	77,158
Hibbett, Inc.	2,105	124,153
J Jill, Inc.*	637	16,588
JOANN, Inc.(x)	1,845	2,934
Kirkland’s, Inc.*	1,678	4,782
Lands’ End, Inc.*	2,406	23,386
Lazydays Holdings, Inc.(x)*	1,544	18,019
LL Flooring Holdings, Inc.*	4,922	18,704
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,885	6,866
MarineMax, Inc.*	3,553	102,149
OneWater Marine, Inc., Class A(x)*	1,929	53,954
PARTS iD, Inc.*	907	211
PetMed Express, Inc.(x)	3,352	54,436
Polished.com, Inc.(x)*	17,851	9,284
RealReal, Inc. (The)(x)*	15,175	19,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rent the Runway, Inc., Class A(x)*	7,762	$22,122
RumbleON, Inc., Class B(x)*	1,758	10,653
Shift Technologies, Inc.(x)*	1,996	2,236
Shoe Carnival, Inc.	2,810	72,077
Sportsman’s Warehouse Holdings, Inc.*	6,136	52,033
ThredUp, Inc., Class A(x)*	9,621	24,341
Tile Shop Holdings, Inc.*	4,935	23,145
Tilly’s, Inc., Class A*	3,893	30,015
Torrid Holdings, Inc.(x)*	2,475	10,791
TravelCenters of America, Inc.(x)*	2,094	181,131
Vroom, Inc.(x)*	22,098	19,859
Winmark Corp.	466	149,320
Zumiez, Inc.*	2,487	45,860

		2,099,098

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A(x)*	16,155	19,386
Charles & Colvard Ltd.(x)*	5,246	4,879
Crown Crafts, Inc.	1,260	7,283
Culp, Inc.	2,118	11,014
Delta Apparel, Inc.(x)*	1,089	11,979
Fossil Group, Inc.*	7,948	25,433
Jerash Holdings US, Inc.(x)	733	3,460
Lakeland Industries, Inc.	1,191	17,388
Movado Group, Inc.	2,508	72,155
Oxford Industries, Inc.	7,803	823,919
PLBY Group, Inc.(x)*	7,233	14,321
Rocky Brands, Inc.	1,183	27,292
Superior Group of Cos., Inc.	2,006	15,787
Unifi, Inc.*	2,397	19,583
Vera Bradley, Inc.*	4,326	25,913
Vince Holding Corp.*	647	4,484

		1,104,276

Total Consumer Discretionary		12,341,415

Consumer Staples (3.9%)
Beverages (0.6%)
Fresh Vine Wine, Inc.(x)*	954	467
Splash Beverage Group, Inc.(x)*	4,761	7,808
Vintage Wine Estates, Inc.(x)*	5,536	5,923
Vita Coco Co., Inc. (The)(x)*	46,943	921,022
Willamette Valley Vineyards, Inc.*	879	5,415
Zevia PBC, Class A*	2,366	9,109

		949,744

Consumer Staples Distribution & Retail (0.9%)
Blue Apron Holdings, Inc., Class A(x)*	4,283	2,902
Boxed, Inc.(x)*	8,836	1,677
Chefs’ Warehouse, Inc. (The)*	31,247	1,063,960
HF Foods Group, Inc.*	6,153	24,120
MedAvail Holdings, Inc.(x)*	6,828	1,957
Natural Grocers by Vitamin Cottage, Inc.	1,596	18,753
Rite Aid Corp.(x)*	9,479	21,233
SpartanNash Co.	5,799	143,815
Village Super Market, Inc., Class A	1,411	32,284

		1,310,701

Food Products (0.4%)
Alico, Inc.	1,155	27,951
AppHarvest, Inc.(x)*	16,576	10,149
Barfresh Food Group, Inc.*	949	1,310
Benson Hill, Inc.(x)*	27,139	31,210
Better Choice Co., Inc.*	3,912	1,447
Blue Star Foods Corp.(x)*	928	118
Bridgford Foods Corp.*	344	4,782
Calavo Growers, Inc.	2,860	82,282
Farmer Bros Co.*	1,920	7,411
Lifecore Biomedical, Inc.*	4,545	17,157
Lifeway Foods, Inc.*	756	4,566
Limoneira Co.(x)	2,869	47,798
Local Bounti Corp.(x)*	10,547	8,407
MamaMancini’s Holdings, Inc.*	2,704	5,138
Real Good Food Co., Inc. (The), Class A(x)*	1,137	4,798
Rocky Mountain Chocolate Factory, Inc.(x)*	843	4,510
S&W Seed Co.(x)*	4,057	5,862
Seneca Foods Corp., Class A*	853	44,586
SunOpta, Inc.*	16,182	124,601
Tattooed Chef, Inc.(x)*	8,242	11,704
Vital Farms, Inc.*	4,975	76,118
Whole Earth Brands, Inc.*	7,066	18,089

		539,994

Household Products (0.0%)†
Oil-Dri Corp. of America	805	33,496

Personal Care Products (2.0%)
Beauty Health Co. (The)(x)*	70,047	884,694
e.l.f. Beauty, Inc.*	24,157	1,989,329
Honest Co., Inc. (The)*	11,200	20,160
LifeMD, Inc.(x)*	3,312	5,630
Lifevantage Corp.(x)	2,174	7,805
Mannatech, Inc.	207	3,467
Natural Alternatives International, Inc.*	842	7,772
Natural Health Trends Corp.	1,085	5,360
Nature’s Sunshine Products, Inc.*	2,167	22,125
Thorne HealthTech, Inc.*	2,232	10,312
United-Guardian, Inc.	532	4,942
Upexi, Inc.(x)*	1,277	5,172
Veru, Inc.(x)*	11,151	12,935
Zivo Bioscience, Inc.(x)*	971	2,971

		2,982,674

Tobacco (0.0%)†
22nd Century Group, Inc.(x)*	26,399	20,301
Turning Point Brands, Inc.	2,435	51,135

		71,436

Total Consumer Staples		5,888,045

Energy (3.1%)
Energy Equipment & Services (1.1%)
Borr Drilling Ltd.*	33,386	253,066
Bristow Group, Inc.*	3,826	85,702
Dawson Geophysical Co.*	1,513	2,648
Diamond Offshore Drilling, Inc.*	16,730	201,429
DMC Global, Inc.*	3,099	68,085
Energy Services of America Corp.	1,567	3,589
ENGlobal Corp.*	4,793	2,298
Enservco Corp.(x)*	1,640	779
Forum Energy Technologies, Inc.*	693	17,623
Geospace Technologies Corp.*	2,040	14,382
Gulf Island Fabrication, Inc.*	2,292	8,480
Helix Energy Solutions Group, Inc.*	23,682	183,299
Independence Contract Drilling, Inc.(x)*	1,624	5,294
KLX Energy Services Holdings, Inc.(x)*	1,631	19,001
Mammoth Energy Services, Inc.*	3,261	13,762
National Energy Services Reunited Corp.*	6,462	33,990
Natural Gas Services Group, Inc.*	1,984	20,455
NCS Multistage Holdings, Inc.*	120	2,844
Newpark Resources, Inc.*	14,315	55,113
Nine Energy Service, Inc.(x)*	3,115	17,319
Oil States International, Inc.*	10,384	86,499
Profire Energy, Inc.*	6,676	8,278
Ranger Energy Services, Inc.(x)*	1,900	19,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Marine Holdings, Inc.*	3,842	$29,238
Select Energy Services, Inc., Class A	11,941	83,109
Smart Sand, Inc.*	3,842	6,762
Solaris Oilfield Infrastructure, Inc., Class A	5,134	43,844
Superior Drilling Products, Inc.*	1,463	1,305
TETRA Technologies, Inc.*	20,887	55,351
Tidewater, Inc.*	7,720	340,298

		1,683,203

Oil, Gas & Consumable Fuels (2.0%)
Adams Resources & Energy, Inc.	222	8,529
Aemetis, Inc.(x)*	5,088	11,804
Alto Ingredients, Inc.*	12,481	18,722
American Resources Corp.(x)*	9,683	14,525
Amplify Energy Corp.(x)*	5,817	39,963
Ardmore Shipping Corp.	6,794	101,027
Battalion Oil Corp.*	451	2,963
Berry Corp.	12,714	99,805
BitNile Metaverse, Inc.(x)*	4,258	499
Centrus Energy Corp., Class A*	1,677	53,999
Comstock, Inc.*	8,255	2,783
Dorian LPG Ltd.	5,104	101,774
Empire Petroleum Corp.(x)*	1,737	21,556
Energy Fuels, Inc.(x)*	25,883	144,427
Epsilon Energy Ltd.	2,418	12,912
Evolution Petroleum Corp.	5,304	33,468
Gevo, Inc.(x)*	32,446	49,967
Hallador Energy Co.*	3,496	32,128
Houston American Energy Corp.*	1,664	4,310
International Seaways, Inc.	8,081	336,816
Lightbridge Corp.(x)*	1,711	6,981
Mexco Energy Corp.*	190	2,163
NACCO Industries, Inc., Class A	691	24,924
NextDecade Corp.(x)*	5,977	29,706
Nordic American Tankers Ltd.	34,014	134,695
Overseas Shipholding Group, Inc., Class A*	10,770	42,003
Par Pacific Holdings, Inc.*	8,131	237,425
PEDEVCO Corp.*	4,334	4,594
PHX Minerals, Inc.(x)	5,545	14,528
PrimeEnergy Resources Corp.*	139	11,690
REX American Resources Corp.*	2,558	73,133
Riley Exploration Permian, Inc.	1,784	67,899
Ring Energy, Inc.(x)*	15,981	30,364
SandRidge Energy, Inc.*	4,895	70,537
SilverBow Resources, Inc.(x)*	1,958	44,740
Sitio Royalties Corp.	11,795	266,567
Stabilis Solutions, Inc.(x)*	522	1,926
Teekay Corp.*	11,427	70,619
Teekay Tankers Ltd., Class A*	3,793	162,833
Uranium Energy Corp.(x)*	59,304	170,796
Ur-Energy, Inc.(x)*	34,616	36,693
US Energy Corp.(x)	673	1,184
VAALCO Energy, Inc.	17,704	80,199
Vertex Energy, Inc.(x)*	8,958	88,505
Vital Energy, Inc.*	2,753	125,372
W&T Offshore, Inc.*	15,815	80,340

		2,972,393

Total Energy		4,655,596

Financials (13.9%)
Banks (6.0%)
1895 Bancorp of Wisconsin, Inc.(x)*	1,069	8,595
ACNB Corp.(x)	1,362	44,333
Affinity Bancshares, Inc.*	774	11,084
Amalgamated Financial Corp.	2,988	52,858
Amerant Bancorp, Inc.	4,596	100,009
American National Bankshares, Inc.	1,693	53,668
AmeriServ Financial, Inc.(x)	2,276	6,942
Ames National Corp.	1,398	29,078
Arrow Financial Corp.	2,395	59,659
Auburn National Bancorp, Inc.	348	7,886
Bancorp, Inc. (The)*	8,801	245,108
Bank First Corp.(x)	1,283	94,403
Bank of Marin Bancorp	2,578	56,432
Bank of South Carolina Corp.	568	8,986
Bank of the James Financial Group, Inc.	790	8,303
Bank7 Corp.	671	16,473
BankFinancial Corp.	1,791	15,671
Bankwell Financial Group, Inc.(x)	979	24,338
Bar Harbor Bankshares	2,447	64,723
BayCom Corp.	1,953	33,357
Bayfirst Financial Corp.	556	8,635
BCB Bancorp, Inc.	2,392	31,407
Blue Foundry Bancorp*	4,126	39,280
Blue Ridge Bankshares, Inc.	2,974	30,335
Bogota Financial Corp.*	939	9,521
Bridgewater Bancshares, Inc.*	3,430	37,181
Broadway Financial Corp.(x)*	6,958	7,306
Brookline Bancorp, Inc.	1	6
Business First Bancshares, Inc.	3,864	66,190
Byline Bancorp, Inc.	4,125	89,183
C&F Financial Corp.(x)	539	27,872
California Bancorp*	1,213	23,666
Cambridge Bancorp	1,141	73,948
Camden National Corp.	2,419	87,544
Capital Bancorp, Inc.	1,463	24,344
Capital City Bank Group, Inc.	2,261	66,270
Capstar Financial Holdings, Inc.	3,353	50,798
Carter Bankshares, Inc.*	3,967	55,538
Carver Bancorp, Inc.*	756	3,016
Catalyst Bancorp, Inc.(x)*	793	9,120
CB Financial Services, Inc.(x)	748	16,239
Central Pacific Financial Corp.	4,035	72,227
Central Valley Community Bancorp	1,623	33,401
CF Bankshares, Inc.	755	14,723
CFSB Bancorp, Inc.(x)*	485	3,768
Chemung Financial Corp.(x)	556	23,074
ChoiceOne Financial Services, Inc.	1,169	29,506
Citizens & Northern Corp.	2,494	53,322
Citizens Community Bancorp, Inc.(x)	1,731	18,366
Citizens Holding Co.(x)	853	10,304
Civista Bancshares, Inc.	2,600	43,888
CNB Financial Corp.	3,361	64,531
Coastal Financial Corp.*	1,765	63,558
Codorus Valley Bancorp, Inc.(x)	1,518	31,499
Colony Bankcorp, Inc.	2,853	29,101
Community Financial Corp. (The)	853	28,260
Community Trust Bancorp, Inc.	2,613	99,163
Community West Bancshares(x)	1,174	14,851
ConnectOne Bancorp, Inc.	6,137	108,502
CrossFirst Bankshares, Inc.*	7,378	77,321
Cullman Bancorp, Inc.	989	10,632
Dime Community Bancshares, Inc.	5,408	122,870
Eagle Bancorp Montana, Inc.	1,071	15,112
ECB Bancorp, Inc.(x)*	1,428	19,821
Enterprise Bancorp, Inc.	1,562	49,141
Equity Bancshares, Inc., Class A	2,527	61,583
Esquire Financial Holdings, Inc.	1,197	46,803
ESSA Bancorp, Inc.	1,374	21,599
Evans Bancorp, Inc.	938	31,484
Farmers & Merchants Bancorp, Inc.(x)	2,084	50,683
Farmers National Banc Corp.(x)	5,780	73,057
Fidelity D&D Bancorp, Inc.(x)	801	36,574
Financial Institutions, Inc.	2,504	48,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Finward Bancorp(x)	635	$18,479
Finwise Bancorp*	1,631	14,369
First Bancorp, Inc. (The)	1,626	42,097
First Bancshares, Inc. (The)	4,105	106,032
First Bank	2,653	26,795
First Business Financial Services, Inc.	1,319	40,243
First Capital, Inc.(x)	508	13,030
First Community Bankshares, Inc.	2,638	66,082
First Community Corp.(x)	1,258	25,160
First Financial Corp.	1,857	69,600
First Financial Northwest, Inc.	1,068	13,638
First Foundation, Inc.	8,464	63,057
First Guaranty Bancshares, Inc.(x)	970	15,200
First Internet Bancorp	1,437	23,926
First Mid Bancshares, Inc.	3,057	83,212
First National Corp.(x)	859	13,581
First Northwest Bancorp	1,350	15,525
First of Long Island Corp. (The)	3,600	48,600
First Savings Financial Group, Inc.	988	15,897
First Seacoast Bancorp	398	3,431
First United Corp.	1,028	17,332
First US Bancshares, Inc.	680	5,086
First Western Financial, Inc.*	1,330	26,334
Five Star Bancorp	2,076	44,302
Flushing Financial Corp.	4,672	69,566
FNCB Bancorp, Inc.	2,748	17,038
Franklin Financial Services Corp.(x)	676	20,037
FS Bancorp, Inc.	1,123	33,701
FVCBankcorp, Inc.*	2,598	27,669
German American Bancorp, Inc.	4,622	154,236
Glen Burnie Bancorp	418	3,026
Great Southern Bancorp, Inc.	1,573	79,720
Greene County Bancorp, Inc.(x)	1,117	25,334
Guaranty Bancshares, Inc.	1,358	37,847
Hanmi Financial Corp.	4,717	87,595
Hanover Bancorp, Inc.(x)	854	15,372
HarborOne Bancorp, Inc.	7,244	88,377
Hawthorn Bancshares, Inc.(x)	965	22,557
HBT Financial, Inc.	2,006	39,558
Heritage Commerce Corp.	9,804	81,667
Hingham Institution For Savings (The)(x)	242	56,492
HMN Financial, Inc.	590	11,369
Home Bancorp, Inc.	1,197	39,537
Home Federal Bancorp, Inc. of Louisiana	463	7,903
HomeStreet, Inc.	2,893	52,045
HomeTrust Bancshares, Inc.	2,412	59,311
Horizon Bancorp, Inc.	6,617	73,184
HV Bancorp, Inc.(x)*	276	8,288
Independent Bank Corp.	3,285	58,374
Investar Holding Corp.	1,518	21,191
John Marshall Bancorp, Inc.(x)	1,909	41,234
Kentucky First Federal Bancorp(x)	689	4,306
Lake Shore Bancorp, Inc.	333	3,360
Lakeland Bancorp, Inc.	10,416	162,906
Landmark Bancorp, Inc.(x)	731	15,102
LCNB Corp.(x)	1,807	29,526
Limestone Bancorp, Inc.	913	20,369
Luther Burbank Corp.	2,579	24,449
Macatawa Bank Corp.	4,349	44,447
Magyar Bancorp, Inc.	920	9,752
MainStreet Bancshares, Inc.	1,200	28,188
Malvern Bancorp, Inc.*	1,209	18,371
Mercantile Bank Corp.	2,558	78,224
Meridian Corp.	1,484	18,698
Metrocity Bankshares, Inc.	3,003	51,321
Metropolitan Bank Holding Corp.*	1,688	57,206
Mid Penn Bancorp, Inc.	2,372	60,747
Middlefield Banc Corp.(x)	968	27,119
Midland States Bancorp, Inc.	3,522	75,441
Mid-Southern Bancorp, Inc.	462	5,248
MidWestOne Financial Group, Inc.	2,377	58,046
MVB Financial Corp.	1,747	36,058
National Bankshares, Inc.	925	29,101
Nicolet Bankshares, Inc.*	2,041	128,685
Northeast Bank	1,085	36,521
Northeast Community Bancorp, Inc.(x)	2,456	32,223
Northfield Bancorp, Inc.	6,684	78,738
Northrim Bancorp, Inc.	940	44,349
Norwood Financial Corp.(x)	1,281	37,687
NSTS Bancorp, Inc.(x)*	680	6,181
Oak Valley Bancorp(x)	1,143	27,043
Oconee Federal Financial Corp.	206	3,811
Ohio Valley Banc Corp.	707	16,551
Old Point Financial Corp.	616	14,667
Old Second Bancorp, Inc.	7,042	99,011
OP Bancorp	1,996	17,784
Orange County Bancorp, Inc.(x)	832	36,608
Origin Bancorp, Inc.	3,736	120,112
Orrstown Financial Services, Inc.	1,747	34,695
Parke Bancorp, Inc.	1,705	30,315
Partners Bancorp	1,676	13,123
Pathfinder Bancorp, Inc.	565	9,758
PB Bankshares, Inc.(x)*	445	5,807
PCB Bancorp	2,028	29,386
Peapack-Gladstone Financial Corp.	2,844	84,239
Penns Woods Bancorp, Inc.(x)	1,146	26,473
Peoples Bancorp of North Carolina, Inc.	760	24,145
Peoples Bancorp, Inc.	4,643	119,557
Peoples Financial Services Corp.	1,173	50,850
Pioneer Bancorp, Inc.*	1,869	18,428
Plumas Bancorp(x)	891	30,347
Ponce Financial Group, Inc.(x)*	3,335	26,180
Preferred Bank	1,928	105,674
Premier Financial Corp.	5,870	121,685
Primis Financial Corp.	3,468	33,397
Princeton Bancorp, Inc.	927	29,404
Provident Bancorp, Inc.	2,424	16,580
Provident Financial Holdings, Inc.(x)	925	12,608
QCR Holdings, Inc.	2,637	115,791
RBB Bancorp	2,322	35,991
Red River Bancshares, Inc.	710	34,158
Republic Bancorp, Inc., Class A	1,443	61,226
Republic First Bancorp, Inc.(x)*	9,907	13,474
Rhinebeck Bancorp, Inc.*	714	5,462
Richmond Mutual Bancorp, Inc.	1,779	18,448
Riverview Bancorp, Inc.	3,597	19,208
Salisbury Bancorp, Inc.	885	21,329
SB Financial Group, Inc.	993	14,031
Shore Bancshares, Inc.	2,925	41,769
Sierra Bancorp	2,292	39,468
SmartFinancial, Inc.	2,588	59,886
Sound Financial Bancorp, Inc.	392	14,508
South Plains Financial, Inc.	1,642	35,155
Southern First Bancshares, Inc.*	1,266	38,866
Southern Missouri Bancorp, Inc.	1,276	47,735
Southern States Bancshares, Inc.	1,234	27,827
Stellar Bancorp, Inc.	7,537	185,486
Sterling Bancorp, Inc.*	3,058	17,308
Summit Financial Group, Inc.	1,839	38,159
Summit State Bank(x)	865	11,998
TC Bancshares, Inc.(x)	776	11,291
Territorial Bancorp, Inc.(x)	1,199	23,153
Texas Community Bancshares, Inc.	427	5,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Third Coast Bancshares, Inc.*	2,092	$32,865
Timberland Bancorp, Inc.	1,257	33,964
TrustCo Bank Corp.	2,961	94,574
Union Bankshares, Inc.(x)	659	14,570
United Bancorp, Inc.	780	11,310
United Security Bancshares(x)	2,271	14,489
Unity Bancorp, Inc.	1,215	27,714
Univest Financial Corp.	4,798	113,905
USCB Financial Holdings, Inc.*	1,904	18,831
Village Bank and Trust Financial Corp.	107	6,073
Virginia National Bankshares Corp.	794	28,552
Washington Trust Bancorp, Inc.	2,862	99,197
West Bancorp, Inc.	2,658	48,562
Western New England Bancorp, Inc.	3,475	28,530
William Penn Bancorp(x)	2,021	22,898

		9,063,743

Capital Markets (1.2%)
Ashford, Inc. (REIT)*	156	1,980
Associated Capital Group, Inc., Class A	304	11,233
Avantax, Inc.*	7,904	208,033
Bakkt Holdings, Inc.(x)*	9,636	16,574
Diamond Hill Investment Group, Inc.	474	78,011
Donnelley Financial Solutions, Inc.*	4,207	171,898
Greenhill & Co., Inc.	2,259	20,037
Hennessy Advisors, Inc.(x)	600	4,644
Heritage Global, Inc.*	5,492	15,762
MarketWise, Inc.(x)*	3,035	5,615
Marygold Companies, Inc. (The)(x)*	2,431	4,303
Oppenheimer Holdings, Inc., Class A	1,295	50,699
Perella Weinberg Partners	6,010	54,691
Piper Sandler Cos.	7,151	991,200
Safeguard Scientifics, Inc.(x)*	2,457	4,226
Sculptor Capital Management, Inc.	4,075	35,086
Siebert Financial Corp.*	2,598	4,975
Silvercrest Asset Management
Group, Inc., Class A	1,672	30,397
Value Line, Inc.	160	7,733
Westwood Holdings Group, Inc.(x)	1,352	15,156

		1,732,253

Consumer Finance (1.3%)
Atlanticus Holdings Corp.(x)*	728	19,751
Consumer Portfolio Services, Inc.*	1,461	15,618
Curo Group Holdings Corp.(x)	3,873	6,700
Enova International, Inc.*	5,100	226,593
EZCORP, Inc., Class A*	8,115	69,789
Katapult Holdings, Inc.(x)*	8,965	3,997
Medallion Financial Corp.(x)	3,167	24,291
Moneylion, Inc.(x)*	24,438	13,876
NerdWallet, Inc., Class A(x)*	93,692	1,515,936
Nicholas Financial, Inc.*	848	5,037
Oportun Financial Corp.*	4,800	18,528
OppFi, Inc.(x)*	2,400	4,920
Regional Management Corp.	1,311	34,204
Sunlight Financial Holdings, Inc.(x)*	4,333	1,353
World Acceptance Corp.*	644	53,639

		2,014,232

Financial Services (4.0%)
Acacia Research Corp.*	6,208	23,963
Alerus Financial Corp.	2,428	38,969
A-Mark Precious Metals, Inc.	3,045	105,509
AvidXchange Holdings, Inc.*	137,924	1,075,807
Banco Latinoamericano de Comercio
Exterior SA, Class E	4,548	79,044
BM Technologies, Inc.(x)*	1,520	5,350
Cantaloupe, Inc.*	9,510	54,207
Cass Information Systems, Inc.	2,258	97,794
Federal Agricultural Mortgage Corp., Class C	1,512	201,383
Finance of America Cos., Inc., Class A(x)*	6,921	8,582
Flywire Corp.*	58,577	1,719,821
Home Point Capital, Inc.	1,446	2,791
I3 Verticals, Inc., Class A*	3,818	93,656
International Money Express, Inc.*	5,199	134,030
Merchants Bancorp	2,615	68,095
MoneyGram International, Inc.*	15,046	156,779
Ocwen Financial Corp.*	1,235	33,493
Paysign, Inc.*	5,103	18,524
Priority Technology Holdings, Inc.(x)*	3,054	10,964
Remitly Global, Inc.*	120,251	2,038,254
Ryvyl, Inc.(x)*	3,634	1,486
Security National Financial Corp., Class A*	1,793	11,135
SWK Holdings Corp.(x)*	637	11,377
Usio, Inc.*	3,189	5,549
Velocity Financial, Inc.*	1,450	13,093
Waterstone Financial, Inc.	3,075	46,525

		6,056,180

Insurance (0.7%)
Ambac Financial Group, Inc.*	7,345	113,701
Atlantic American Corp.(x)	932	2,283
Citizens, Inc.(x)*	8,174	30,326
Crawford & Co., Class A	2,566	21,452
Donegal Group, Inc., Class A	2,598	39,697
eHealth, Inc.*	4,082	38,208
Greenlight Capital Re Ltd., Class A*	4,291	40,293
Hallmark Financial Services, Inc.(x)*	256	1,664
HCI Group, Inc.(x)	1,037	55,583
Heritage Insurance Holdings, Inc.	3,732	11,495
Hippo Holdings, Inc.(x)*	2,764	44,860
ICC Holdings, Inc.(x)*	194	3,054
Investors Title Co.	214	32,314
Kingstone Cos., Inc.	1,994	2,732
Kingsway Financial Services, Inc.*	1,856	16,351
Maiden Holdings Ltd.(x)*	7,093	14,824
MBIA, Inc.*	7,881	72,978
Midwest Holding, Inc.*	494	8,151
National Western Life Group, Inc., Class A	378	91,710
NI Holdings, Inc.*	1,332	17,316
Oxbridge Re Holdings Ltd.*	421	745
Root, Inc., Class A(x)*	1,383	6,237
Selectquote, Inc.*	22,482	48,786
Skyward Specialty Insurance Group, Inc.*	1,712	37,441
Tiptree, Inc.	4,120	60,028
Trean Insurance Group, Inc.*	3,886	23,782
United Fire Group, Inc.	3,506	93,084
United Insurance Holdings Corp.(x)*	3,803	10,725
Universal Insurance Holdings, Inc.	4,096	74,629
Vericity, Inc.*	315	2,501

		1,016,950

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)(x)*	1,382	13,433
AFC Gamma, Inc. (REIT)	2,701	32,844
AG Mortgage Investment Trust, Inc. (REIT)(x)	3,803	21,867
Angel Oak Mortgage REIT, Inc. (REIT)(x)	2,032	14,834
Ares Commercial Real Estate Corp. (REIT)(x)	8,500	77,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arlington Asset Investment
Corp. (REIT), Class A*	4,318	$12,349
ARMOUR Residential REIT, Inc. (REIT)(x)	26,655	139,939
Cherry Hill Mortgage Investment Corp. (REIT)(x)	3,234	17,852
Chicago Atlantic Real Estate Finance, Inc. (REIT)	912	12,321
Dynex Capital, Inc. (REIT)(x)	8,745	105,989
Ellington Financial, Inc. (REIT)(x)	10,462	127,741
Ellington Residential Mortgage REIT (REIT)(x)	2,033	14,841
Franklin BSP Realty Trust, Inc. (REIT)(x)	13,746	163,990
Granite Point Mortgage Trust, Inc. (REIT)	8,553	42,423
Great Ajax Corp. (REIT)	3,692	24,293
Invesco Mortgage Capital, Inc. (REIT)(x)	5,756	63,834
Lument Finance Trust, Inc. (REIT)(x)	5,530	11,171
Manhattan Bridge Capital, Inc. (REIT)(x)	1,472	7,625
Nexpoint Real Estate Finance, Inc. (REIT)(x)	1,389	21,766
Orchid Island Capital, Inc. (REIT)(x)	6,184	66,354
Sachem Capital Corp. (REIT)(x)	5,991	22,286
Western Asset Mortgage Capital Corp. (REIT)	1,038	9,477

		1,024,494

Total Financials		20,907,852

Health Care (33.1%)
Biotechnology (16.5%)
180 Life Sciences Corp.(x)*	314	565
2seventy bio, Inc.*	6,185	63,087
4D Molecular Therapeutics, Inc.*	4,973	85,486
89bio, Inc.(x)*	90,473	1,377,904
Aadi Bioscience, Inc.(x)*	2,485	17,991
Absci Corp.(x)*	9,064	15,862
ABVC BioPharma, Inc.*	1,592	1,003
Acrivon Therapeutics, Inc.*	1,498	19,010
Actinium Pharmaceuticals, Inc.*	4,330	40,919
Acumen Pharmaceuticals, Inc.*	4,539	18,428
Acurx Pharmaceuticals, Inc.(x)*	1,250	4,325
Adicet Bio, Inc.*	4,871	28,057
ADMA Biologics, Inc.*	34,692	114,831
Adverum Biotechnologies, Inc.(x)*	16,767	12,029
Aeglea BioTherapeutics, Inc.(x)*	8,492	2,463
Aerovate Therapeutics, Inc.(x)*	1,507	30,396
Affimed NV*	24,567	18,317
Agenus, Inc.(x)*	50,671	77,020
AIM ImmunoTech, Inc.(x)*	7,957	3,422
Akero Therapeutics, Inc.*	5,779	221,105
Aldeyra Therapeutics, Inc.*	7,903	78,477
Alector, Inc.*	10,213	63,218
Aligos Therapeutics, Inc.(x)*	4,751	4,152
Allakos, Inc.*	6,422	28,578
Allovir, Inc.*	5,423	21,367
Alpine Immune Sciences, Inc.*	3,914	30,216
Altimmune, Inc.(x)*	8,221	34,693
ALX Oncology Holdings, Inc.*	3,696	16,706
AnaptysBio, Inc.*	3,402	74,028
Anavex Life Sciences Corp.(x)*	11,516	98,692
Anika Therapeutics, Inc.*	2,425	69,646
Anixa Biosciences, Inc.*	4,981	21,418
Annexon, Inc.*	5,835	22,465
Annovis Bio, Inc.(x)*	1,001	15,425
Applied Molecular Transport, Inc.(x)*	4,584	1,467
Applied Therapeutics, Inc.(x)*	5,001	4,056
Aptinyx, Inc.(x)*	8,738	1,090
AquaBounty Technologies, Inc.(x)*	10,368	6,167
Aravive, Inc.*	5,094	10,188
Arbutus Biopharma Corp.*	18,613	56,397
ARCA biopharma, Inc.*	2,685	5,343
Arcellx, Inc.(x)*	69,360	2,136,982
Arcturus Therapeutics Holdings, Inc.*	3,825	91,685
Armata Pharmaceuticals, Inc.(x)*	1,996	3,333
ARS Pharmaceuticals, Inc.(x)*	4,181	27,218
Assembly Biosciences, Inc.(x)*	8,408	7,066
Astria Therapeutics, Inc.(x)*	3,612	48,040
Atara Biotherapeutics, Inc.*	15,834	45,919
Atossa Therapeutics, Inc.*	20,643	14,964
Atreca, Inc., Class A(x)*	4,903	5,589
aTyr Pharma, Inc.(x)*	7,936	16,666
Aura Biosciences, Inc.(x)*	3,891	36,108
Avid Bioservices, Inc.(x)*	10,124	189,926
Avidity Biosciences, Inc.*	10,821	166,102
Avita Medical, Inc.(x)*	3,990	55,740
Avrobio, Inc.(x)*	7,510	7,510
Axcella Health, Inc.(x)*	3,927	1,885
Aziyo Biologics, Inc., Class A(x)*	684	1,033
BELLUS Health, Inc.(x)*	96,252	693,014
Beyondspring, Inc.(x)*	4,390	4,917
BioAtla, Inc.*	6,572	17,613
Biomea Fusion, Inc.(x)*	2,692	83,479
BioVie, Inc.*	925	7,474
Bioxcel Therapeutics, Inc.(x)*	3,180	59,339
Black Diamond Therapeutics, Inc.(x)*	4,061	7,675
Bluebird Bio, Inc.*	17,058	54,244
Bolt Biotherapeutics, Inc.*	3,937	5,472
BrainStorm Cell Therapeutics, Inc.(x)*	6,047	19,955
C4 Therapeutics, Inc.*	6,902	21,672
Cabaletta Bio, Inc.*	3,467	28,672
Candel Therapeutics, Inc.(x)*	3,108	4,258
Capricor Therapeutics, Inc.(x)*	3,844	16,222
Cardiff Oncology, Inc.(x)*	6,881	11,354
Caribou Biosciences, Inc.*	9,290	49,330
Catalyst Pharmaceuticals, Inc.*	16,095	266,855
Celcuity, Inc.*	1,692	17,343
Celldex Therapeutics, Inc.*	7,596	273,304
CEL-SCI Corp.(x)*	6,017	13,959
Century Therapeutics, Inc.*	3,472	12,048
Checkpoint Therapeutics, Inc.(x)*	1,254	2,822
Chimerix, Inc.*	14,514	18,288
Chinook Therapeutics, Inc.*	8,403	194,529
Clene, Inc.*	3,826	4,323
Cogent Biosciences, Inc.*	10,605	114,428
Coherus Biosciences, Inc.*	12,182	83,325
Compass Therapeutics, Inc.(x)*	11,774	38,501
ContraFect Corp.*	85	156
Corvus Pharmaceuticals, Inc.*	5,579	5,077
Coya Therapeutics, Inc.*	510	2,009
Crinetics Pharmaceuticals, Inc.*	8,712	139,915
CTI BioPharma Corp.(x)*	16,366	68,737
Cue Biopharma, Inc.*	5,323	19,003
Cullinan Oncology, Inc.*	4,303	44,020
Curis, Inc.(x)*	15,143	9,025
Cyteir Therapeutics, Inc.*	3,840	6,989
CytomX Therapeutics, Inc.(x)*	10,875	16,421
Day One Biopharmaceuticals, Inc.(x)*	50,589	676,375
Decibel Therapeutics, Inc.(x)*	2,318	7,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Deciphera Pharmaceuticals, Inc.*	8,567	$132,360
DermTech, Inc.(x)*	4,233	15,577
Design Therapeutics, Inc.(x)*	5,492	31,689
DiaMedica Therapeutics, Inc.(x)*	3,940	6,028
Disc Medicine, Inc.(x)*	723	15,320
Dyadic International, Inc.(x)*	3,364	5,988
Dynavax Technologies Corp.*	19,812	194,356
Dyne Therapeutics, Inc.*	5,240	60,365
Eagle Pharmaceuticals, Inc.*	1,691	47,974
eFFECTOR Therapeutics, Inc.*	1,991	717
Eiger BioPharmaceuticals, Inc.*	7,180	6,440
Eledon Pharmaceuticals, Inc.(x)*	1,433	3,382
Elevation Oncology, Inc.*	2,433	4,623
Eliem Therapeutics, Inc.(x)*	1,365	3,959
Enochian Biosciences, Inc.(x)*	3,319	3,037
Entrada Therapeutics, Inc.(x)*	3,194	46,313
Equillium, Inc.(x)*	2,605	1,902
Eterna Therapeutics, Inc.(x)*	476	1,666
Evelo Biosciences, Inc.(x)*	5,374	971
Exagen, Inc.*	1,966	4,777
Fennec Pharmaceuticals, Inc.(x)*	3,046	25,343
Finch Therapeutics Group, Inc.*	4,786	1,881
Foghorn Therapeutics, Inc.*	3,518	21,812
Fortress Biotech, Inc.(x)*	13,500	11,070
Frequency Therapeutics, Inc.(x)*	4,625	2,326
G1 Therapeutics, Inc.(x)*	7,704	20,647
Gain Therapeutics, Inc.(x)*	1,925	9,279
Galectin Therapeutics, Inc.(x)*	5,343	11,220
Galera Therapeutics, Inc.(x)*	3,413	8,737
Gamida Cell Ltd.(x)*	10,878	8,811
Gelesis Holdings, Inc.(x)*	1,531	249
Genelux Corp.*	412	11,429
Generation Bio Co.*	7,911	34,017
Genprex, Inc.(x)*	8,332	7,581
Geron Corp.*	70,923	153,903
Gossamer Bio, Inc.(x)*	10,821	13,634
Graphite Bio, Inc.*	4,837	11,851
Greenwich Lifesciences, Inc.(x)*	1,004	13,845
Gritstone bio, Inc.*	13,106	36,435
GT Biopharma, Inc.*	5,278	2,903
Harpoon Therapeutics, Inc.(x)*	3,494	2,600
HCW Biologics, Inc.*	3,382	4,667
Heron Therapeutics, Inc.(x)*	17,477	26,390
HilleVax, Inc.(x)*	2,910	48,102
Homology Medicines, Inc.*	6,966	7,175
Hookipa Pharma, Inc.*	8,433	6,207
Humacyte, Inc.(x)*	9,578	29,596
Humanigen, Inc.(x)*	9,696	1,391
Icosavax, Inc.(x)*	3,707	21,501
Ideaya Biosciences, Inc.*	7,345	100,847
IGM Biosciences, Inc.(x)*	1,701	23,372
ImmuCell Corp.*	1,094	5,634
Immuneering Corp., Class A(x)*	3,311	32,150
Immunic, Inc.*	4,179	6,227
ImmunoGen, Inc.*	35,528	136,428
Immunome, Inc.*	1,622	8,094
Immunovant, Inc.*	7,369	114,293
Impel Pharmaceuticals, Inc.(x)*	1,076	1,506
IN8bio, Inc.*	1,963	2,552
Inhibrx, Inc.*	5,394	101,785
Inmune Bio, Inc.(x)*	2,040	13,178
Inovio Pharmaceuticals, Inc.(x)*	40,129	32,906
Inozyme Pharma, Inc.(x)*	2,724	15,609
Intercept Pharmaceuticals, Inc.*	3,983	53,492
Invivyd, Inc.(x)*	8,816	10,579
iTeos Therapeutics, Inc.*	3,927	53,446
IVERIC bio, Inc.*	19,304	469,666
Janux Therapeutics, Inc.*	2,881	34,860
Jasper Therapeutics, Inc.*	9,540	17,267
Jounce Therapeutics, Inc.(x)*	6,551	12,119
KalVista Pharmaceuticals, Inc.*	4,126	32,430
Karuna Therapeutics, Inc.*	4,697	853,163
Karyopharm Therapeutics, Inc.*	12,628	49,123
Keros Therapeutics, Inc.*	3,187	136,085
Kezar Life Sciences, Inc.(x)*	8,391	26,264
Kiniksa Pharmaceuticals Ltd., Class A*	5,210	56,060
Kinnate Biopharma, Inc.*	5,036	31,475
Kodiak Sciences, Inc.*	5,489	34,032
Kronos Bio, Inc.(x)*	7,253	10,589
Krystal Biotech, Inc.*	20,316	1,626,499
Lantern Pharma, Inc.*	1,310	6,327
Larimar Therapeutics, Inc.(x)*	4,419	20,018
Leap Therapeutics, Inc.(x)*	11,719	3,984
Lexicon Pharmaceuticals, Inc.*	13,610	33,072
Lineage Cell Therapeutics, Inc.(x)*	21,693	32,540
Longeveron, Inc.*	830	2,216
Lumos Pharma, Inc.(x)*	1,011	3,427
MacroGenics, Inc.*	9,958	71,399
Magenta Therapeutics, Inc.(x)*	6,850	5,444
MAIA Biotechnology, Inc.(x)*	214	740
MannKind Corp.*	42,194	172,995
MediciNova, Inc.*	8,250	17,820
MeiraGTx Holdings plc*	5,189	26,827
Merrimack Pharmaceuticals, Inc.(x)*	1,769	21,741
Mersana Therapeutics, Inc.*	15,299	62,879
MiMedx Group, Inc.*	18,338	62,533
Mineralys Therapeutics, Inc.(x)*	2,026	31,727
MiNK Therapeutics, Inc.(x)*	662	1,271
Mirum Pharmaceuticals, Inc.*	3,051	73,285
Molecular Templates, Inc.(x)*	7,146	2,715
Moleculin Biotech, Inc.*	5,198	4,990
Monte Rosa Therapeutics, Inc.(x)*	4,941	38,490
Neoleukin Therapeutics, Inc.(x)*	6,893	4,825
NeuBase Therapeutics, Inc.(x)*	5,465	1,011
NexImmune, Inc.(x)*	3,426	1,302
NextCure, Inc.*	3,646	5,396
NightHawk Biosciences, Inc.(x)*	4,585	4,010
Nkarta, Inc.(x)*	5,607	19,905
Nurix Therapeutics, Inc.*	7,568	67,204
Nuvalent, Inc., Class A*	3,339	87,115
Nuvectis Pharma, Inc.*	932	12,219
Nymox Pharmaceutical Corp.(x)*	9,318	3,168
Ocugen, Inc.*	36,881	31,463
Olema Pharmaceuticals, Inc.*	4,587	15,917
Omega Therapeutics, Inc.(x)*	3,610	21,768
Oncocyte Corp.(x)*	16,861	5,976
Oncternal Therapeutics, Inc.(x)*	7,592	5,960
Orgenesis, Inc.(x)*	3,780	4,460
ORIC Pharmaceuticals, Inc.(x)*	6,244	35,591
Outlook Therapeutics, Inc.(x)*	24,866	27,104
Ovid therapeutics, Inc.*	9,676	24,964
Pardes Biosciences, Inc.*	5,729	7,562
Passage Bio, Inc.*	7,658	7,334
PDS Biotechnology Corp.(x)*	4,509	27,730
PepGen, Inc.(x)*	2,495	30,514
PharmaCyte Biotech, Inc.(x)*	2,380	6,926
Pieris Pharmaceuticals, Inc.(x)*	11,323	11,051
PMV Pharmaceuticals, Inc.*	6,369	30,380
Point Biopharma Global, Inc.(x)*	14,373	104,492
Portage Biotech, Inc.(x)*	1,562	4,827
Poseida Therapeutics, Inc.*	6,132	18,887
Praxis Precision Medicines, Inc.(x)*	6,745	5,457
Precigen, Inc.(x)*	19,942	21,139
Precision BioSciences, Inc.(x)*	14,287	10,767
Prelude Therapeutics, Inc.(x)*	2,017	11,497
Prometheus Biosciences, Inc.*	19,781	2,122,897
Protagonist Therapeutics, Inc.*	7,706	177,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Protalix BioTherapeutics, Inc.(x)*	8,302	$17,434
Protara Therapeutics, Inc.(x)*	1,750	5,425
Prothena Corp. plc*	6,485	314,328
Puma Biotechnology, Inc.*	5,865	18,123
Pyxis Oncology, Inc.(x)*	5,297	21,241
Quince Therapeutics, Inc.(x)*	4,271	6,663
Rallybio Corp.(x)*	3,107	17,741
RAPT Therapeutics, Inc.*	4,941	90,667
Reneo Pharmaceuticals, Inc.*	1,731	10,351
Replimune Group, Inc.*	7,737	136,635
Rezolute, Inc.(x)*	5,188	9,961
Rhythm Pharmaceuticals, Inc.*	8,468	151,069
Rigel Pharmaceuticals, Inc.*	27,694	36,556
Rocket Pharmaceuticals, Inc.*	45,795	784,468
SAB Biotherapeutics, Inc.(x)*	4,054	1,784
Sangamo Therapeutics, Inc.*	22,020	38,755
Savara, Inc.*	12,440	24,258
Scholar Rock Holding Corp.*	6,741	53,928
SELLAS Life Sciences Group, Inc.(x)*	3,549	5,075
Sensei Biotherapeutics, Inc.(x)*	2,275	3,412
Sera Prognostics, Inc., Class A(x)*	3,310	12,677
Seres Therapeutics, Inc.*	11,645	66,027
Shattuck Labs, Inc.(x)*	5,545	16,302
Sigilon Therapeutics, Inc.*	2,867	2,667
Spero Therapeutics, Inc.(x)*	5,210	7,555
Spruce Biosciences, Inc.(x)*	1,810	4,000
SQZ Biotechnologies Co.(x)*	4,429	2,480
Stoke Therapeutics, Inc.*	3,611	30,080
Summit Therapeutics, Inc.(x)*	15,163	26,535
Surface Oncology, Inc.*	8,059	5,632
Surrozen, Inc.*	4,065	2,447
Sutro Biopharma, Inc.*	8,708	40,231
Synaptogenix, Inc.*	1,201	961
Syndax Pharmaceuticals, Inc.*	65,113	1,375,187
Synlogic, Inc.(x)*	11,493	7,264
Syros Pharmaceuticals, Inc.(x)*	1,865	4,980
Talaris Therapeutics, Inc.*	4,171	7,841
Tango Therapeutics, Inc.(x)*	7,694	30,391
Taysha Gene Therapies, Inc.*	4,506	3,594
TCR2 Therapeutics, Inc.*	5,751	8,626
Tenaya Therapeutics, Inc.(x)*	6,806	19,397
Tracon Pharmaceuticals, Inc.*	2,599	4,912
TransCode Therapeutics, Inc.*	1,385	469
TScan Therapeutics, Inc.(x)*	2,564	5,384
Tyra Biosciences, Inc.(x)*	2,164	34,775
uniQure NV*	34,818	701,235
UNITY Biotechnology, Inc.(x)*	1,894	3,087
UroGen Pharma Ltd.(x)*	3,363	31,074
Vaccinex, Inc.*	3,532	1,411
Vanda Pharmaceuticals, Inc.*	9,196	62,441
Vaxart, Inc.(x)*	21,041	15,922
VBI Vaccines, Inc.(x)*	32,293	9,785
Vera Therapeutics, Inc.(x)*	3,579	27,773
Verastem, Inc.(x)*	34,889	14,486
Verve Therapeutics, Inc.(x)*	7,746	111,697
Vigil Neuroscience, Inc.*	1,212	11,865
Viking Therapeutics, Inc.(x)*	50,621	842,840
Vincerx Pharma, Inc.*	3,193	3,321
Viracta Therapeutics, Inc.(x)*	4,830	7,680
Viridian Therapeutics, Inc.(x)*	6,335	161,162
Virios Therapeutics, Inc.(x)*	1,339	492
VistaGen Therapeutics, Inc.(x)*	33,603	4,190
Vor BioPharma, Inc.(x)*	4,763	25,625
Voyager Therapeutics, Inc.*	4,384	33,801
Werewolf Therapeutics, Inc.(x)*	1,096	2,850
X4 Pharmaceuticals, Inc.*	8,571	7,457
XBiotech, Inc.*	2,686	9,267
Xenon Pharmaceuticals, Inc.*	43,122	1,543,336
Xilio Therapeutics, Inc.(x)*	3,655	11,623
XOMA Corp.*	1,098	23,179
Y-mAbs Therapeutics, Inc.*	6,261	31,368

		24,876,444

Health Care Equipment & Supplies (6.8%)
Accelerate Diagnostics, Inc.*	6,320	4,424
Accuray, Inc.*	15,254	45,304
Alphatec Holdings, Inc.*	12,005	187,278
AngioDynamics, Inc.*	6,043	62,485
Apollo Endosurgery, Inc.(x)*	6,609	65,561
Apyx Medical Corp.(x)*	5,222	15,039
Artivion, Inc.*	6,443	84,403
Axogen, Inc.*	6,691	63,230
Axonics, Inc.*	14,471	789,538
Beyond Air, Inc.(x)*	4,172	28,161
Biomerica, Inc.(x)*	1,901	3,555
Bioventus, Inc., Class A(x)*	5,583	5,974
Butterfly Network, Inc.(x)*	21,904	41,180
Cardiovascular Systems, Inc.*	6,756	134,174
ClearPoint Neuro, Inc.(x)*	3,929	33,161
Co-Diagnostics, Inc.*	5,742	8,498
Cutera, Inc.*	2,763	65,262
CVRx, Inc.(x)*	1,622	15,117
CytoSorbents Corp.*	7,151	24,099
DarioHealth Corp.(x)*	3,539	14,581
Delcath Systems, Inc.*	1,107	6,365
Eargo, Inc.(x)*	2,744	12,842
Electromed, Inc.*	1,258	13,083
enVVeno Medical Corp.(x)*	1,466	6,934
FONAR Corp.*	1,030	16,686
Hyperfine, Inc.(x)*	7,801	11,233
Inogen, Inc.*	3,734	46,600
iRadimed Corp.	1,176	46,276
IRIDEX Corp.*	2,651	5,514
Kewaunee Scientific Corp.*	471	7,409
KORU Medical Systems, Inc.(x)*	5,306	22,391
Lantheus Holdings, Inc.*	7,326	604,835
LeMaitre Vascular, Inc.	3,232	166,351
LENSAR, Inc.*	1,664	4,093
Lucid Diagnostics, Inc.(x)*	1,145	1,603
Microbot Medical, Inc.*	1,126	2,342
Milestone Scientific, Inc.(x)*	9,564	8,608
Minerva Surgical, Inc.*	1,366	300
Modular Medical, Inc.*	986	1,548
Nano-X Imaging Ltd.(x)*	7,629	44,019
Nemaura Medical, Inc.(x)*	2,324	2,033
Neuronetics, Inc.*	4,530	13,182
NeuroPace, Inc.(x)*	1,447	6,714
OraSure Technologies, Inc.*	11,863	71,771
Orthofix Medical, Inc.*	5,673	95,023
OrthoPediatrics Corp.*	2,507	111,035
Owlet, Inc.(x)*	10,050	3,260
PAVmed, Inc.(x)*	12,897	4,817
PROCEPT BioRobotics Corp.*	12,352	350,797
Pro-Dex, Inc.*	392	6,488
Pulmonx Corp.*	5,641	63,066
Pulse Biosciences, Inc.(x)*	2,632	8,844
Retractable Technologies, Inc.(x)*	2,885	5,049
ReWalk Robotics Ltd.(x)*	10,215	7,355
RxSight, Inc.(x)*	43,004	717,307
Sanara Medtech, Inc.(x)*	583	24,049
Semler Scientific, Inc.*	740	19,832
Senseonics Holdings, Inc.(x)*	79,040	56,118
Sensus Healthcare, Inc.(x)*	2,400	12,504
SI-BONE, Inc.*	5,622	110,585
Sientra, Inc.(x)*	1,124	1,731
Sight Sciences, Inc.*	56,425	493,154
Silk Road Medical, Inc.*	24,789	969,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sonendo, Inc.(x)*	3,410	$6,820
Stereotaxis, Inc.(x)*	9,785	19,961
Strata Skin Sciences, Inc.*	4,539	4,993
Surmodics, Inc.*	2,254	51,346
Tactile Systems Technology, Inc.*	3,237	53,152
Tela Bio, Inc.(x)*	1,010	10,746
Tenon Medical, Inc.(x)*	343	607
TransMedics Group, Inc.*	39,079	2,959,453
Treace Medical Concepts, Inc.*	33,267	837,996
UFP Technologies, Inc.*	1,135	147,368
Utah Medical Products, Inc.	566	53,640
Vapotherm, Inc.(x)*	4,110	2,705
Venus Concept, Inc.*	4,469	980
Vicarious Surgical, Inc.(x)*	9,563	21,708
ViewRay, Inc.*	24,407	84,448
Vivani Medical, Inc.(x)*	1,212	1,212
VolitionRX Ltd.(x)*	6,713	12,822
Zimvie, Inc.*	3,266	23,613
Zynex, Inc.(x)*	3,592	43,104

		10,211,438

Health Care Providers & Services (0.9%)
Accolade, Inc.*	11,006	158,266
AirSculpt Technologies, Inc.(x)	2,207	11,123
Akumin, Inc.(x)*	9,364	6,368
ATI Physical Therapy, Inc.(x)*	13,337	3,390
Aveanna Healthcare Holdings, Inc.(x)*	7,938	8,256
Biodesix, Inc.*	4,397	8,178
CareMax, Inc.(x)*	9,604	25,643
Castle Biosciences, Inc.*	4,081	92,720
Cross Country Healthcare, Inc.*	5,926	132,268
Cryo-Cell International, Inc.	895	2,703
DocGo, Inc.*	13,660	118,159
Enzo Biochem, Inc.(x)*	7,164	17,409
GeneDx Holdings Corp.(x)*	49,133	17,934
Great Elm Group, Inc.*	1,972	4,476
Hims & Hers Health, Inc.*	20,115	199,541
InfuSystem Holdings, Inc.*	2,858	22,150
Joint Corp. (The)*	2,313	38,928
Novo Integrated Sciences, Inc.*	2,292	281
Oncology Institute, Inc. (The)(x)*	5,727	3,882
Pennant Group, Inc. (The)*	4,261	60,847
PetIQ, Inc.*	4,480	51,251
Psychemedics Corp.	874	4,589
Quipt Home Medical Corp.*	5,605	39,291
RadNet, Inc.*	8,267	206,923
Sonida Senior Living, Inc.(x)*	618	4,196
Talkspace, Inc.*	21,153	14,703
Viemed Healthcare, Inc.*	5,810	56,125
Vivos Therapeutics, Inc.*	3,409	1,163

		1,310,763

Health Care Technology (1.1%)
Augmedix, Inc.*	2,959	5,149
Babylon Holdings Ltd., Class A(x)*	775	3,945
Better Therapeutics, Inc.*	1,113	810
Biotricity, Inc.*	4,810	2,237
CareCloud, Inc.*	1,707	5,718
Computer Programs and Systems, Inc.*	2,326	70,245
Forian, Inc.(x)*	3,016	11,491
HealthStream, Inc.*	4,001	108,427
iCAD, Inc.(x)*	3,901	4,837
OptimizeRx Corp.*	2,769	40,510
Pear Therapeutics, Inc.(x)*	11,720	2,989
Phreesia, Inc.*	35,224	1,137,383
Sharecare, Inc.(x)*	49,277	69,973
Simulations Plus, Inc.	2,586	113,629
Streamline Health Solutions, Inc.(x)*	6,316	11,369
Tabula Rasa HealthCare, Inc.(x)*	4,305	24,065

		1,612,777

Life Sciences Tools & Services (2.1%)
Akoya Biosciences, Inc.*	2,715	22,209
Alpha Teknova, Inc.*	1,137	3,366
BioLife Solutions, Inc.*	5,580	121,365
Bionano Genomics, Inc.(x)*	48,498	53,833
Champions Oncology, Inc.*	1,254	5,041
ChromaDex Corp.(x)*	8,957	13,704
Codexis, Inc.*	10,257	42,464
Cytek Biosciences, Inc.*	56,415	518,454
Harvard Bioscience, Inc.*	6,428	26,998
Inotiv, Inc.(x)*	3,512	15,207
MaxCyte, Inc.(x)*	14,513	71,839
Miromatrix Medical, Inc.(x)*	2,709	4,551
Nautilus Biotechnology, Inc.*	7,731	21,415
Olink Holding AB (ADR)(x)*	35,972	810,449
Pacific Biosciences of California, Inc.*	108,348	1,254,670
Personalis, Inc.*	6,511	17,970
PhenomeX, Inc.*	11,207	13,000
Quantum-Si, Inc.*	14,690	25,854
Rapid Micro Biosystems, Inc., Class A*	3,534	4,630
Science 37 Holdings, Inc.(x)*	11,099	3,125
Seer, Inc.*	8,475	32,714
Singular Genomics Systems, Inc.(x)*	9,439	11,421
Standard BioTools, Inc.*	12,835	25,028
Telesis Bio, Inc.*	1,827	5,664

		3,124,971

Pharmaceuticals (5.7%)
Acer Therapeutics, Inc.(x)*	1,932	1,465
Aclaris Therapeutics, Inc.*	10,697	86,539
Adial Pharmaceuticals, Inc.(x)*	2,336	818
Alimera Sciences, Inc.(x)*	845	1,749
Amylyx Pharmaceuticals, Inc.(x)*	37,300	1,094,382
AN2 Therapeutics, Inc.(x)*	1,780	17,569
Anebulo Pharmaceuticals, Inc.*	602	1,782
Angion Biomedica Corp.*	4,203	2,438
ANI Pharmaceuticals, Inc.*	2,114	83,968
Aquestive Therapeutics, Inc.(x)*	4,989	5,687
Assertio Holdings, Inc.(x)*	8,107	51,642
Atea Pharmaceuticals, Inc.*	12,618	42,270
Athira Pharma, Inc.*	5,863	14,658
Biofrontera, Inc.(x)*	1,441	879
Cara Therapeutics, Inc.*	7,275	35,720
Citius Pharmaceuticals, Inc.(x)*	21,071	24,653
Clearside Biomedical, Inc.*	9,197	9,565
Clever Leaves Holdings, Inc.*	4,144	1,583
Cognition Therapeutics, Inc.(x)*	2,666	5,279
Collegium Pharmaceutical, Inc.*	5,581	133,888
CorMedix, Inc.(x)*	6,690	27,697
Cumberland Pharmaceuticals, Inc.*	1,260	2,457
Cymabay Therapeutics, Inc.*	16,072	140,148
Dare Bioscience, Inc.(x)*	14,808	15,400
DICE Therapeutics, Inc.(x)*	5,865	168,032
Edgewise Therapeutics, Inc.(x)*	6,321	42,161
Enliven Therapeutics, Inc.(x)*	606	13,271
Esperion Therapeutics, Inc.*	12,352	19,640
Eton Pharmaceuticals, Inc.(x)*	3,691	14,210
Evolus, Inc.*	5,862	49,593
Eyenovia, Inc.(x)*	4,169	14,717
EyePoint Pharmaceuticals, Inc.(x)*	4,489	13,198
Fulcrum Therapeutics, Inc.*	8,495	24,211
Harrow Health, Inc.*	3,826	80,958
Hepion Pharmaceuticals, Inc.(x)*	11,560	8,976
Ikena Oncology, Inc.*	4,132	14,255
Intra-Cellular Therapies, Inc.*	13,266	718,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Journey Medical Corp.*	682	$1,071
Landos Biopharma, Inc.(x)*	1,001	298
Lipocine, Inc.*	13,124	4,175
Liquidia Corp.*	7,910	54,658
Longboard Pharmaceuticals, Inc.(x)*	1,943	7,636
Lyra Therapeutics, Inc.*	2,924	6,053
Marinus Pharmaceuticals, Inc.*	8,230	56,787
MediWound Ltd.*	470	6,260
MyMD Pharmaceuticals, Inc.(x)*	6,144	10,568
Novan, Inc.(x)*	3,652	4,748
NRX Pharmaceuticals, Inc.(x)*	6,649	4,382
Nutriband, Inc.*	937	3,101
Ocular Therapeutix, Inc.*	12,817	67,546
Ocuphire Pharma, Inc.(x)*	3,085	11,569
Omeros Corp.(x)*	9,926	46,156
Optinose, Inc.(x)*	12,229	23,602
Oramed Pharmaceuticals, Inc.(x)*	6,489	14,146
Paratek Pharmaceuticals, Inc.(x)*	9,084	23,073
Phathom Pharmaceuticals, Inc.(x)*	4,000	28,560
Phibro Animal Health Corp., Class A	3,377	51,736
Pliant Therapeutics, Inc.*	64,689	1,720,727
PLx Pharma, Inc.(x)*	5,200	677
Processa Pharmaceuticals, Inc.*	2,103	1,114
ProPhase Labs, Inc.(x)	2,227	16,970
Provention Bio, Inc.*	10,451	251,869
Rain Oncology, Inc.(x)*	1,339	11,703
Relmada Therapeutics, Inc.*	4,709	10,642
Revance Therapeutics, Inc.*	26,738	861,231
RVL Pharmaceuticals plc(x)*	7,265	8,282
Satsuma Pharmaceuticals, Inc.*	3,350	2,340
Scilex Holding Co.(r)*	10,878	75,820
scPharmaceuticals, Inc.(x)*	3,363	30,502
SCYNEXIS, Inc.(x)*	5,668	17,004
SIGA Technologies, Inc.(x)	7,808	44,896
Societal CDMO, Inc.(x)*	12,642	15,044
Tarsus Pharmaceuticals, Inc.*	3,021	37,974
Terns Pharmaceuticals, Inc.(x)*	4,436	52,522
TFF Pharmaceuticals, Inc.(x)*	6,084	4,169
Theravance Biopharma, Inc.*	10,839	117,603
Theseus Pharmaceuticals, Inc.*	2,707	24,038
Third Harmonic Bio, Inc.(x)*	2,095	8,631
Trevi Therapeutics, Inc.(x)*	5,208	9,635
Ventyx Biosciences, Inc.(x)*	51,288	1,718,148
Verrica Pharmaceuticals, Inc.(x)*	3,100	20,150
WaVe Life Sciences Ltd.(x)*	11,135	48,215
Xeris Biopharma Holdings, Inc.(x)*	21,259	34,652
Zevra Therapeutics, Inc.(x)*	5,547	30,508
Zynerba Pharmaceuticals, Inc.(x)*	7,701	3,311

		8,588,314

Total Health Care		49,724,707

Industrials (9.9%)
Aerospace & Defense (1.2%)
AAR Corp.*	8,493	463,293
AeroVironment, Inc.*	7,293	668,476
AerSale Corp.*	4,140	71,291
Archer Aviation, Inc., Class A(x)*	23,902	68,360
Astra Space, Inc.(x)*	25,653	10,903
Astronics Corp.*	4,232	56,539
Byrna Technologies, Inc.(x)*	2,173	16,493
Cadre Holdings, Inc.(x)	3,154	67,937
Ducommun, Inc.*	1,845	100,940
Innovative Solutions and Support, Inc.*	1,891	13,880
Momentus, Inc.(x)*	9,718	5,685
National Presto Industries, Inc.	844	60,844
Park Aerospace Corp.	3,239	43,565
Redwire Corp.(x)*	3,450	10,453
Terran Orbital Corp.(x)*	6,560	12,070
V2X, Inc.*	1,994	79,202
VirTra, Inc.*	1,659	6,686

		1,756,617

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	4,332
Radiant Logistics, Inc.*	6,031	39,563

		43,895

Building Products (0.6%)
Alpha Pro Tech Ltd.(x)*	1,993	8,291
Caesarstone Ltd.	3,866	15,966
Insteel Industries, Inc.	3,093	86,047
Molekule Group, Inc.*	2,698	4,560
Quanex Building Products Corp.	5,486	118,114
Tecnoglass, Inc.(x)	15,799	662,926
View, Inc.(x)*	23,184	11,592

		907,496

Commercial Services & Supplies (1.8%)
ACCO Brands Corp.	15,003	79,816
Acme United Corp.	401	9,223
Aqua Metals, Inc.(x)*	12,830	12,830
ARC Document Solutions, Inc.	5,891	18,674
Aris Water Solutions, Inc., Class A(x)	3,691	28,753
CECO Environmental Corp.*	4,897	68,509
Charah Solutions, Inc.(x)*	284	594
CompX International, Inc.	287	5,189
Ennis, Inc.	4,268	90,012
Fuel Tech, Inc.(x)*	4,305	5,510
GEO Group, Inc. (The)(x)*	19,628	154,865
Harsco Corp.*	12,755	87,117
Heritage-Crystal Clean, Inc.*	37,448	1,333,523
Interface, Inc.	9,533	77,408
Kimball International, Inc., Class B	5,919	73,396
Liquidity Services, Inc.*	4,030	53,075
Montrose Environmental Group, Inc.*	4,550	162,299
NL Industries, Inc.	1,496	9,066
Odyssey Marine Exploration, Inc.(x)*	2,518	8,183
Performant Financial Corp.*	11,043	37,546
Perma-Fix Environmental Services, Inc.*	2,050	24,149
Quad/Graphics, Inc.*	5,324	22,840
Quest Resource Holding Corp.*	2,764	16,971
Shapeways Holdings, Inc.*	2,019	693
SP Plus Corp.*	3,340	114,529
Team, Inc.*	561	3,074
Viad Corp.*	3,361	70,043
Virco Mfg. Corp.*	1,502	5,963
VSE Corp.	1,772	79,563

		2,653,413

Construction & Engineering (0.9%)
Argan, Inc.	2,126	86,039
Bowman Consulting Group Ltd.*	1,451	41,658
Concrete Pumping Holdings, Inc.*	4,215	28,662
Great Lakes Dredge & Dock Corp.*	10,844	58,883
IES Holdings, Inc.*	1,426	61,446
INNOVATE Corp.(x)*	7,480	22,216
iSun, Inc.(x)*	1,875	1,931
Limbach Holdings, Inc.*	1,476	25,535
Matrix Service Co.*	4,307	23,258
MYR Group, Inc.*	5,302	668,105
Northwest Pipe Co.*	1,627	50,811
Orbital Infrastructure Group, Inc.*	14,904	2,175
Orion Group Holdings, Inc.*	5,210	13,494
QualTek Services, Inc.(x)*	1,799	710
Sterling Infrastructure, Inc.*	4,864	184,248
Tutor Perini Corp.*	7,018	43,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Industrial Services Group, Inc.(x)*	3,358	$3,459

		1,315,931

Electrical Equipment (0.6%)
Advent Technologies Holdings, Inc.(x)*	6,472	6,860
Allied Motion Technologies, Inc.	2,228	86,112
American Superconductor Corp.*	4,480	21,997
Babcock & Wilcox Enterprises, Inc.*	10,042	60,855
Beam Global(x)*	1,544	24,565
Blink Charging Co.(x)*	6,942	60,048
Broadwind, Inc.*	3,112	11,950
Capstone Green Energy Corp.(x)*	2,652	3,527
Energous Corp.*	13,955	7,536
Eos Energy Enterprises, Inc.(x)*	8,947	22,994
Espey Mfg. & Electronics Corp.	220	4,455
ESS Tech, Inc.(x)*	13,924	19,354
Flux Power Holdings, Inc.*	1,862	9,049
FTC Solar, Inc.(x)*	7,073	15,914
Heliogen, Inc.(x)*	15,015	3,607
Ideal Power, Inc.(x)*	1,033	10,795
KULR Technology Group, Inc.(x)*	11,651	10,221
LSI Industries, Inc.	4,350	60,596
Nuvve Holding Corp.*	4,261	2,983
Ocean Power Technologies, Inc.(x)*	9,808	5,198
Orion Energy Systems, Inc.(x)*	5,137	10,428
Pioneer Power Solutions, Inc.*	706	2,485
Polar Power, Inc.(x)*	1,469	1,939
Powell Industries, Inc.	1,516	64,566
Preformed Line Products Co.	414	53,009
Sunworks, Inc.(x)*	5,697	8,204
Thermon Group Holdings, Inc.*	5,501	137,085
TPI Composites, Inc.*	6,049	78,939
Ultralife Corp.*	1,687	6,782
Westwater Resources, Inc.(x)*	7,441	8,260

		820,313

Ground Transportation (0.2%)
Bird Global, Inc., Class A(x)*	30,562	8,554
Covenant Logistics Group, Inc.	1,552	54,972
Daseke, Inc.*	6,750	52,178
Micromobility.com, Inc.(x)*	752	2,752
PAM Transportation Services, Inc.*	1,145	32,781
Universal Logistics Holdings, Inc.	1,161	33,843
US Xpress Enterprises, Inc., Class A*	4,380	26,017
Yellow Corp.(x)*	8,802	17,868

		228,965

Machinery (1.2%)
Agrify Corp.*	373	63
Berkshire Grey, Inc.(x)*	8,702	12,009
Blue Bird Corp.*	2,897	59,186
CIRCOR International, Inc.*	3,079	95,818
Columbus McKinnon Corp.	4,622	171,754
Commercial Vehicle Group, Inc.*	5,266	38,442
Douglas Dynamics, Inc.	3,725	118,790
Eastern Co. (The)	832	16,207
Energy Recovery, Inc.*	9,118	210,170
Fathom Digital Manufacturing C(x)*	4,623	2,511
FreightCar America, Inc.*	2,584	8,062
Gencor Industries, Inc.*	1,716	26,375
Graham Corp.*	1,598	20,902
Hurco Cos., Inc.(x)	1,028	26,029
Hydrofarm Holdings Group, Inc.(x)*	7,532	13,030
Hyliion Holdings Corp.*	22,742	45,029
Hyster-Yale Materials Handling, Inc.	1,793	89,453
Hyzon Motors, Inc.(x)*	15,118	12,323
L B Foster Co., Class A*	1,663	19,091
Lightning eMotors, Inc.(x)*	6,979	1,999
LS Starrett Co. (The), Class A*	1,016	11,400
Luxfer Holdings plc	4,486	75,813
Manitex International, Inc.*	2,291	11,936
Manitowoc Co., Inc. (The)*	5,789	98,934
Markforged Holding Corp.(x)*	18,912	18,133
Mayville Engineering Co., Inc.*	1,601	23,887
Miller Industries, Inc.	1,833	64,797
NN, Inc.(x)*	7,211	7,716
Park-Ohio Holdings Corp.	1,471	17,770
Perma-Pipe International Holdings, Inc.*	1,228	13,054
REV Group, Inc.	5,425	65,046
Sarcos Technology & Robotics Corp.(x)*	18,780	8,915
Shyft Group, Inc. (The)	5,716	130,039
Titan International, Inc.*	8,482	88,891
Twin Disc, Inc.*	1,797	17,287
Urban-Gro, Inc.(x)*	1,510	4,077
Velo3D, Inc.(x)*	9,690	21,996
Wabash National Corp.	7,892	194,064
Xos, Inc.(x)*	9,756	5,122

		1,866,120

Marine Transportation (0.2%)
Eagle Bulk Shipping, Inc.(x)	2,227	101,329
Eneti, Inc.	3,769	35,240
Genco Shipping & Trading Ltd.	6,077	95,166
Navios Maritime Holdings, Inc.(x)*	3,202	5,796
Pangaea Logistics Solutions Ltd.	5,859	34,392
Safe Bulkers, Inc.	11,793	43,516

		315,439

Passenger Airlines (0.0%)†
Blade Air Mobility, Inc.(x)*	9,085	30,707
Mesa Air Group, Inc.(x)*	5,369	12,725
Wheels Up Experience, Inc.(x)*	27,445	17,367

		60,799

Professional Services (2.2%)
Atlas Technical Consultants, Inc.(x)*	3,217	39,215
Barrett Business Services, Inc.	1,142	101,227
BGSF, Inc.	1,644	17,509
BlackSky Technology, Inc.(x)*	12,983	19,475
CRA International, Inc.	1,155	124,532
DLH Holdings Corp.*	1,510	17,320
Fiverr International Ltd.*	38,455	1,342,849
Forrester Research, Inc.*	1,852	59,912
Franklin Covey Co.*	2,032	78,171
Heidrick & Struggles International, Inc.	3,199	97,122
HireQuest, Inc.(x)	832	17,946
Hudson Global, Inc.(x)*	452	10,084
IBEX Holdings Ltd.*	1,500	36,600
ICF International, Inc.	8,522	934,863
Innodata, Inc.(x)*	4,157	35,501
Kelly Services, Inc., Class A	5,519	91,560
Mastech Digital, Inc.(x)*	701	8,640
Mistras Group, Inc.*	3,216	21,804
RCM Technologies, Inc.(x)*	1,191	13,768
Red Violet, Inc.*	1,647	28,987
Resources Connection, Inc.	5,367	91,561
Skillsoft Corp.(x)*	13,127	26,254
Spire Global, Inc.(x)*	21,676	14,480
StarTek, Inc.(x)*	2,918	12,051
Steel Connect, Inc.*	5,874	6,696
Where Food Comes From, Inc.*	454	6,038
Willdan Group, Inc.*	1,902	29,709

		3,283,874

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	3,409	54,033
BlueLinx Holdings, Inc.*	1,454	98,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Distribution Solutions Group, Inc.*	812	$36,913
DXP Enterprises, Inc.*	2,519	67,811
EVI Industries, Inc.(x)*	767	15,186
H&E Equipment Services, Inc.	12,615	557,961
Hudson Technologies, Inc.*	7,214	62,978
iPower, Inc.*	833	449
Karat Packaging, Inc.	909	12,117
Mega Matrix Corp.(x)*	2,703	4,190
Titan Machinery, Inc.*	17,395	529,678
Transcat, Inc.*	1,187	106,106
Willis Lease Finance Corp.*	465	25,473

		1,571,709

Total Industrials		14,824,571

Information Technology (19.5%)
Communications Equipment (0.9%)
Airspan Networks Holdings, Inc.(x)*	3,742	2,591
Applied Optoelectronics, Inc.(x)*	4,680	10,343
Aviat Networks, Inc.*	1,751	60,339
BK Technologies Corp.(x)	2,068	5,894
CalAmp Corp.*	6,154	22,093
Calix, Inc.*	8,216	440,295
Cambium Networks Corp.*	1,903	33,721
Casa Systems, Inc.(x)*	6,101	7,748
Clearfield, Inc.*	2,120	98,750
Comtech Telecommunications Corp.	4,200	52,416
Digi International, Inc.*	5,790	195,007
DZS, Inc.*	3,331	26,281
EMCORE Corp.*	5,756	6,619
Franklin Wireless Corp.*	1,313	6,539
Genasys, Inc.*	6,127	18,075
Harmonic, Inc.*	15,277	222,891
Inseego Corp.(x)*	14,732	8,580
KVH Industries, Inc.*	3,095	35,221
Lantronix, Inc.*	4,555	19,769
NETGEAR, Inc.*	4,666	86,368
Network-1 Technologies, Inc.	2,781	5,979
Ondas Holdings, Inc.(x)*	6,220	6,718
Optical Cable Corp.*	825	3,556
PCTEL, Inc.	3,247	13,735
Ribbon Communications, Inc.*	11,972	40,944
TESSCO Technologies, Inc.*	1,254	6,019

		1,436,491

Electronic Equipment, Instruments & Components (3.2%)
908 Devices, Inc.*	3,538	30,427
Aeva Technologies, Inc.(x)*	16,798	19,990
AEye, Inc.(x)*	16,116	5,073
Airgain, Inc.*	1,576	8,463
Akoustis Technologies, Inc.(x)*	11,145	34,327
Arlo Technologies, Inc.*	14,319	86,773
Bel Fuse, Inc., Class B	1,697	63,773
Cepton, Inc.*	8,480	3,938
ClearSign Technologies Corp.(x)*	4,760	3,798
Climb Global Solutions, Inc.	685	36,504
Coda Octopus Group, Inc.(x)*	1,107	8,026
CPS Technologies Corp.(x)*	2,100	5,964
CTS Corp.	5,262	260,259
Daktronics, Inc.*	6,195	35,126
Digital Ally, Inc.(x)*	499	2,305
Evolv Technologies Holdings, Inc.*	13,858	43,237
FARO Technologies, Inc.*	3,091	76,069
Focus Universal, Inc.(x)*	4,543	11,357
Frequency Electronics, Inc.	1,200	8,268
Identiv, Inc.*	3,837	23,559
Interlink Electronics, Inc.*	127	1,166
Iteris, Inc.*	7,167	33,613
Key Tronic Corp.*	1,590	11,559
Kimball Electronics, Inc.*	3,988	96,111
LGL Group, Inc. (The)*	541	2,315
LightPath Technologies, Inc., Class A*	6,416	9,047
Luna Innovations, Inc.*	5,284	37,992
MicroVision, Inc.(x)*	27,493	73,406
M-Tron Industries, Inc.*	273	2,935
Napco Security Technologies, Inc.*	58,893	2,213,199
nLight, Inc.*	7,207	73,367
Nortech Systems, Inc.*	144	1,534
OSI Systems, Inc.*	10,541	1,078,977
Ouster, Inc.(x)*	45,875	38,384
Powerfleet, Inc.*	5,935	20,357
Red Cat Holdings, Inc.(x)*	6,006	6,246
Research Frontiers, Inc.(x)*	5,129	8,771
RF Industries Ltd.*	1,379	5,985
Richardson Electronics Ltd.	1,572	35,087
ScanSource, Inc.*	3,952	120,299
SigmaTron International, Inc.*	729	1,917
SmartRent, Inc.(x)*	20,054	51,138
Sono-Tek Corp.*	1,315	6,733
Vishay Precision Group, Inc.*	2,074	86,610
Wireless Telecom Group, Inc.(x)*	2,744	5,076
Wrap Technologies, Inc.(x)*	4,357	7,494

		4,796,554

IT Services (0.3%)
AgileThought, Inc.*	4,393	13,838
Brightcove, Inc.*	6,665	29,659
Cerberus Cyber Sentinel Corp.(x)*	7,895	2,669
Computer Task Group, Inc.*	2,522	18,285
Crexendo, Inc.(x)	1,473	2,372
CSP, Inc.	571	7,748
DecisionPoint Systems, Inc.*	944	6,287
Edgio, Inc.*	23,473	18,570
Glimpse Group, Inc. (The)(x)*	1,457	5,478
Grid Dynamics Holdings, Inc.*	8,881	101,776
Hackett Group, Inc. (The)	3,807	70,353
Information Services Group, Inc.	5,688	28,952
OMNIQ Corp.*	916	4,452
PFSweb, Inc.	2,891	12,258
Research Solutions, Inc.*	3,248	6,528
Tucows, Inc., Class A(x)*	1,630	31,704
Unisys Corp.*	10,939	42,443
WaveDancer, Inc.(x)*	2,977	862
WidePoint Corp.(x)*	1,810	3,276

		407,510

Semiconductors & Semiconductor Equipment (7.4%)
ACM Research, Inc., Class A*	7,937	92,863
Aehr Test Systems(x)*	42,141	1,307,214
Alpha & Omega Semiconductor Ltd.*	3,644	98,206
Amtech Systems, Inc.(x)*	1,949	18,593
Atomera, Inc.(x)*	3,502	22,308
AXT, Inc.*	6,986	27,804
CEVA, Inc.*	18,721	569,680
CVD Equipment Corp.*	975	12,967
Everspin Technologies, Inc.*	3,254	22,160
GSI Technology, Inc.*	3,164	5,442
Ichor Holdings Ltd.*	4,646	152,110
Impinj, Inc.*	24,496	3,319,698
indie Semiconductor, Inc., Class A(x)*	154,312	1,627,992
inTEST Corp.*	1,800	37,332
Kopin Corp.*	15,515	16,911
NVE Corp.	788	65,396
PDF Solutions, Inc.*	4,988	211,491
Peraso, Inc.(x)*	2,660	1,451
Photronics, Inc.*	9,944	164,872
Pixelworks, Inc.*	9,072	13,427
QuickLogic Corp.(x)*	2,017	12,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	62,060	$3,181,196
Rigetti Computing, Inc.(x)*	12,498	9,041
SkyWater Technology, Inc.*	1,893	21,542
SMART Global Holdings, Inc.*	8,063	139,006
Transphorm, Inc.*	3,947	15,749

		11,166,472

Software (7.4%)
A10 Networks, Inc.	10,585	163,962
Agilysys, Inc.*	37,111	3,062,029
American Software, Inc., Class A	5,105	64,374
Applied Digital Corp.(x)*	10,782	24,152
Arteris, Inc.*	3,017	12,762
Asure Software, Inc.*	3,090	44,805
AudioEye, Inc.(x)*	1,261	8,953
authID, Inc.(x)*	3,853	1,734
AvePoint, Inc.(x)*	21,713	89,458
Aware, Inc.*	2,558	4,349
Bit Digital, Inc.(x)*	14,091	21,700
Blend Labs, Inc., Class A(x)*	31,985	31,863
BTCS, Inc.*	650	890
C3.ai, Inc., Class A(x)*	44,986	1,510,180
Cerence, Inc.*	32,137	902,728
Cipher Mining, Inc.(x)*	6,966	16,231
Cleanspark, Inc.(x)*	11,949	33,218
CoreCard Corp.*	1,152	34,710
Couchbase, Inc.(x)*	4,722	66,391
CYNGN, Inc.*	728	903
DatChat, Inc.*	2,957	1,688
Digimarc Corp.(x)*	2,253	44,271
eGain Corp.*	3,632	27,567
Greenidge Generation Holdings, Inc.(x)*	1,704	770
GSE Systems, Inc.(x)*	3,847	2,674
Intellicheck, Inc.(x)*	3,165	7,912
Intrusion, Inc.(x)*	3,227	3,808
IronNet, Inc.(x)*	11,556	4,063
Issuer Direct Corp.*	457	9,608
JFrog Ltd.*	20,886	411,454
Kaleyra, Inc.(x)*	1,502	2,478
Kaltura, Inc.(x)*	11,711	22,485
Latch, Inc.(x)*	18,541	14,130
LiveVox Holdings, Inc.(x)*	3,965	12,252
Marin Software, Inc.(x)*	2,858	2,602
Mind CTI Ltd.(x)	3,324	6,582
Mitek Systems, Inc.*	7,019	67,312
NetSol Technologies, Inc.*	2,048	5,407
NextNav, Inc.(x)*	10,852	22,030
ON24, Inc.*	7,134	62,494
OneSpan, Inc.*	6,569	114,957
Park City Group, Inc.(x)	1,958	12,394
Phunware, Inc.(x)*	16,656	11,826
Porch Group, Inc.(x)*	14,012	20,037
Quantum Computing, Inc.(x)*	4,410	5,777
Rekor Systems, Inc.(x)*	7,647	9,559
Rimini Street, Inc.*	7,912	32,597
SAITECH Global Corp.*	326	401
SeaChange International, Inc.*	8,056	2,932
ShotSpotter, Inc.*	1,474	57,958
Smith Micro Software, Inc.(x)*	8,137	9,439
Soluna Holdings, Inc.*	1,547	430
SRAX, Inc.(x)*	4,308	258
Stronghold Digital Mining, Inc., Class A*	3,678	2,280
Synchronoss Technologies, Inc.*	13,054	12,271
T Stamp, Inc., Class A*	589	1,514
Telos Corp.*	8,959	22,666
Terawulf, Inc.(x)*	11,031	10,345
Upland Software, Inc.*	5,012	21,552
Veritone, Inc.(x)*	5,250	30,607
Viant Technology, Inc., Class A*	2,496	10,858
VirnetX Holding Corp.(x)*	10,647	13,948
Weave Communications, Inc.*	5,346	26,570
WM Technology, Inc.(x)*	12,795	10,865
Yext, Inc.*	181,600	1,745,176
Zeta Global Holdings Corp., Class A*	142,981	1,548,484
Zuora, Inc., Class A*	52,965	523,294

		11,085,974

Technology Hardware, Storage & Peripherals (0.3%)
AstroNova, Inc.*	1,047	14,752
Avid Technology, Inc.*	5,767	184,429
Boxlight Corp., Class A*	9,138	3,495
CompoSecure, Inc.(x)*	1,386	10,201
CPI Card Group, Inc.(x)*	703	31,642
Diebold Nixdorf, Inc.(x)*	12,750	15,300
Eastman Kodak Co.*	9,291	38,093
Immersion Corp.	5,384	48,133
Intevac, Inc.*	4,181	30,647
Movano, Inc.*	4,011	4,933
One Stop Systems, Inc.*	2,750	6,820
Quantum Corp.*	12,485	14,358
TransAct Technologies, Inc.(x)*	1,573	9,737
Turtle Beach Corp.*	2,651	26,563

		439,103

Total Information Technology		29,332,104

Materials (1.7%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.*	3,148	6,233
AdvanSix, Inc.	4,421	169,192
AgroFresh Solutions, Inc.*	5,313	15,939
American Vanguard Corp.	4,640	101,523
Aspen Aerogels, Inc.*	8,300	61,835
Core Molding Technologies, Inc.*	1,264	22,739
Danimer Scientific, Inc.(x)*	14,889	51,367
Flexible Solutions International, Inc.(x)*	1,478	4,611
Flotek Industries, Inc.*	11,575	7,987
FutureFuel Corp.	4,292	31,675
Hawkins, Inc.	3,210	140,534
Intrepid Potash, Inc.*	1,840	50,784
Koppers Holdings, Inc.	3,384	118,339
Northern Technologies International Corp.(x)	1,365	16,148
Origin Materials, Inc.*	17,238	73,606
Rayonier Advanced Materials, Inc.*	10,381	65,089
Valhi, Inc.	406	7,068

		944,669

Construction Materials (0.0%)†
Smith-Midland Corp.(x)*	747	14,014
United States Lime & Minerals, Inc.	340	51,914

		65,928

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	3,271	272
Myers Industries, Inc.	6,020	129,009
Ranpak Holdings Corp.*	7,222	37,699

		166,980

Metals & Mining (0.9%)
5E Advanced Materials, Inc.(x)*	6,445	34,932
Ampco-Pittsburgh Corp.*	2,567	6,289
Ascent Industries Co.*	1,246	11,388
Caledonia Mining Corp. plc(x)	2,385	36,252
Dakota Gold Corp.(x)*	8,843	32,011
Friedman Industries, Inc.	1,192	13,517
Gatos Silver, Inc.*	7,668	50,072
Gold Resource Corp.	14,961	15,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Haynes International, Inc.	2,043	$102,334
Hycroft Mining Holding Corp.(x)*	26,912	11,637
Idaho Strategic Resources, Inc.(x)*	1,739	8,469
Ivanhoe Electric, Inc.(x)*	7,665	93,130
Olympic Steel, Inc.	1,593	83,170
Perpetua Resources Corp.*	5,721	25,458
Piedmont Lithium, Inc.(x)*	2,875	172,644
PolyMet Mining Corp.*	4,238	9,112
Ramaco Resources, Inc.	3,741	32,958
Ryerson Holding Corp.	3,231	117,544
Schnitzer Steel Industries, Inc., Class A	4,228	131,491
SunCoke Energy, Inc.	13,916	124,966
TimkenSteel Corp.*	7,317	134,194
Tredegar Corp.	4,460	40,720
Universal Stainless & Alloy Products, Inc.*	1,548	14,474
US Gold Corp.*	1,200	6,696

		1,309,167

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,770	92,574
Glatfelter Corp.	7,207	22,990

		115,564

Total Materials		2,602,308

Real Estate (1.5%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,157	36,302
American Strategic Investment Co. (REIT)	271	2,309
CTO Realty Growth, Inc. (REIT)	3,667	63,292
Gladstone Commercial Corp. (REIT)	6,525	82,411
Modiv, Inc. (REIT), Class C	1,133	12,044
One Liberty Properties, Inc. (REIT)	2,667	61,154
Presidio Property Trust, Inc. (REIT), Class A	2,269	2,360

		259,872

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)(x)	39,873	53,828
Global Medical REIT, Inc. (REIT)	10,044	91,501
Universal Health Realty Income Trust (REIT)	2,133	102,619

		247,948

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)(x)*	5,809	18,647
Braemar Hotels & Resorts, Inc. (REIT)	10,347	39,939
Chatham Lodging Trust (REIT)	7,885	82,714
Hersha Hospitality Trust (REIT), Class A	5,175	34,776
Sotherly Hotels, Inc. (REIT)*	2,619	5,225

		181,301

Industrial REITs (0.1%)
Indus Realty Trust, Inc. (REIT)(x)	888	58,865
Plymouth Industrial REIT, Inc. (REIT)	6,260	131,523

		190,388

Office REITs (0.1%)
City Office REIT, Inc. (REIT)	6,446	44,477
Creative Media & Community Trust Corp. (REIT)	2,469	10,049
Franklin Street Properties Corp. (REIT)	15,423	24,214
Orion Office REIT, Inc. (REIT)	9,301	62,317
Postal Realty Trust, Inc. (REIT), Class A	3,005	45,736

		186,793

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	930	4,278
American Realty Investors, Inc.(x)*	257	6,764
AMREP Corp.*	422	5,904
Comstock Holding Cos., Inc.*	312	1,579
Doma Holdings, Inc.(x)*	24,414	9,949
Douglas Elliman, Inc.	12,689	39,463
Fathom Holdings, Inc.(x)*	1,435	6,099
Forestar Group, Inc.*	2,966	46,151
FRP Holdings, Inc.*	1,109	64,189
InterGroup Corp. (The)*	60	2,699
JW Mays, Inc.*	69	3,132
LuxUrban Hotels, Inc.*	860	2,365
Maui Land & Pineapple Co., Inc.*	1,077	12,881
Rafael Holdings, Inc., Class B*	2,216	3,435
RE/MAX Holdings, Inc., Class A	2,882	54,066
Stratus Properties, Inc.	1,020	20,400
Tejon Ranch Co.*	3,444	62,922
Transcontinental Realty Investors, Inc.*	224	9,495
Trinity Place Holdings, Inc.*	3,570	1,713

		357,484

Residential REITs (0.1%)
Bluerock Homes Trust, Inc. (REIT)*	615	12,189
BRT Apartments Corp. (REIT)	2,056	40,545
Clipper Realty, Inc. (REIT)	2,158	12,387
UMH Properties, Inc. (REIT)	8,761	129,575

		194,696

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)(x)	4,413	113,149
NETSTREIT Corp. (REIT)	9,167	167,573
Urstadt Biddle Properties, Inc. (REIT), Class A	4,726	83,036
Whitestone REIT (REIT)	7,775	71,530

		435,288

Specialized REITs (0.1%)
CorEnergy Infrastructure Trust, Inc. (REIT)	2,643	3,383
Farmland Partners, Inc. (REIT)(x)	8,279	88,585
Gladstone Land Corp. (REIT)	5,292	88,112
Global Self Storage, Inc. (REIT)	1,606	8,255
Power REIT (REIT)*	437	1,633

		189,968

Total Real Estate		2,243,738

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	3,304	45,661
Via Renewables, Inc.(x)	441	8,102

		53,763

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,339	31,052

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc.(x)*	15,205	83,323

Multi-Utilities (0.1%)
Unitil Corp.	2,634	150,243

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,366	75,622
Cadiz, Inc.(x)*	4,990	20,160
Consolidated Water Co. Ltd.	2,488	40,878
Global Water Resources, Inc.	2,238	27,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pure Cycle Corp.*	3,279	$30,986
York Water Co. (The)	2,377	106,252

		301,716

Total Utilities		620,097

Total Common Stocks (98.6%) (Cost $148,329,568)		148,320,245

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)(x)*	3,013	—
Disc Medicine, Inc., CVR (r)(x)*	4,122	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	819
Oncternal Therapeutics, Inc., CVR(r)*	131	—

		819

Pharmaceuticals (0.0%)
Imara, Inc., CVR(r)*	2,426	—

Total Health Care		819

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	1,209

Total Industrials		1,209

Materials (0.0%)†
Metals & Mining (0.0%)†
PolyMet Mining Corp., expiring 4/4/23*	5,126	14

Total Materials		14

Total Rights (0.0%)† (Cost $7,650)		2,042

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	67

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	323,861	323,959

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.8%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $11,392,744, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $11,622,150. (xx)	$11,388,188	11,388,188
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $4,903,369, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $5,404,465. (xx)	4,900,000	4,900,000

Total Repurchase Agreements		16,288,188

Total Short-Term Investments (11.0%) (Cost $16,612,211)		16,612,147

Total Investments in Securities (109.6%) (Cost $164,949,429)		164,934,501
Other Assets Less Liabilities (-9.6%)		(14,491,072)

Net Assets (100%)		$150,443,429

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $19,295,446. This was collateralized by $3,783,674 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $16,288,188 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	49	6/2023	USD	444,308	13,657

					13,657

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,179,812	$—	$—	$5,179,812
Consumer Discretionary	12,341,415	—	—	12,341,415
Consumer Staples	5,888,045	—	—	5,888,045
Energy	4,655,596	—	—	4,655,596
Financials	20,907,852	—	—	20,907,852
Health Care	49,648,887	—	75,820	49,724,707
Industrials	14,824,571	—	—	14,824,571
Information Technology	29,331,846	258	—	29,332,104
Materials	2,586,369	15,939	—	2,602,308
Real Estate	2,243,738	—	—	2,243,738
Utilities	620,097	—	—	620,097
Futures	13,657	—	—	13,657
Rights
Health Care	—	—	819	819
Industrials	—	—	1,209	1,209
Materials	14	—	—	14
Short-Term Investments
Investment Company	323,959	—	—	323,959
Repurchase Agreements	—	16,288,188	—	16,288,188
Warrants
Real Estate	67	—	—	67

Total Assets	$148,565,925	$16,304,385	$77,848	$164,948,158

Total Liabilities	$—	$—	$—	$—

Total	$148,565,925	$16,304,385	$77,848	$164,948,158

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,862,699
Aggregate gross unrealized depreciation	(36,930,185)

Net unrealized depreciation	$(1,067,486)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$166,015,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Materials (34.0%)
Aluminum (0.6%)
Alcoa Corp.	2,261	$96,228
Norsk Hydro ASA	17,013	127,226

		223,454

Copper (2.6%)
Antofagasta plc	4,986	97,565
First Quantum Minerals Ltd.	7,459	171,477
Freeport-McMoRan, Inc.	18,136	741,944
Lundin Mining Corp.	8,183	55,583

		1,066,569

Diversified Metals & Mining (13.9%)
Anglo American plc	16,123	533,631
BHP Group Ltd. (ASE Stock Exchange)	45,241	1,434,947
BHP Group Ltd. (London Stock Exchange)	19,035	602,335
Boliden AB	3,463	136,203
Glencore plc	130,689	751,738
IGO Ltd.	8,613	73,940
Ivanhoe Mines Ltd., Class A*	7,629	68,923
Mineral Resources Ltd.	2,180	118,127
Pilbara Minerals Ltd.	32,203	85,910
Rio Tinto Ltd.	4,710	379,237
Rio Tinto plc	14,269	967,084
South32 Ltd.	58,160	172,499
Sumitomo Metal Mining Co. Ltd.	3,154	120,604
Teck Resources Ltd., Class B	5,761	210,363

		5,655,541

Fertilizers & Agricultural Chemicals (4.5%)
CF Industries Holdings, Inc.	2,490	180,500
Corteva, Inc.	9,066	546,770
FMC Corp.	1,599	195,286
ICL Group Ltd.	8,959	60,605
Mosaic Co. (The)	4,320	198,202
Nutrien Ltd.	6,600	487,418
OCI NV	1,329	45,114
Yara International ASA	2,117	92,170

		1,806,065

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B(x)	7,656	100,685
West Fraser Timber Co. Ltd.	747	53,282

		153,967

Gold (5.6%)
Agnico Eagle Mines Ltd.	6,221	317,149
Barrick Gold Corp.	22,350	414,918
Franco-Nevada Corp.	2,432	354,732
Kinross Gold Corp.	15,854	74,607
Newcrest Mining Ltd.	11,339	203,002
Newmont Corp. (London Stock Exchange)	7,708	377,846
Newmont Corp. (Toronto Stock Exchange)	2,363	115,763
Northern Star Resources Ltd.	14,665	120,049
Wheaton Precious Metals Corp.	5,735	276,205

		2,254,271

Paper Products (1.2%)
Holmen AB, Class B(x)	1,194	46,008
Mondi plc	6,137	97,274
Oji Holdings Corp.	10,100	39,990
Stora Enso OYJ, Class R	6,960	90,571
UPM-Kymmene OYJ*	6,772	227,414

		501,257

Silver (0.2%)
Pan American Silver Corp.	4,604	84,006

Steel (5.0%)
ArcelorMittal SA	6,683	202,653
BlueScope Steel Ltd.	5,865	79,472
Cleveland-Cliffs, Inc.*	6,519	119,493
Fortescue Metals Group Ltd.	21,486	323,104
JFE Holdings, Inc.	6,212	78,953
Nippon Steel Corp.(x)	10,249	241,882
Nucor Corp.	3,255	502,800
Reliance Steel & Aluminum Co.	749	192,298
Steel Dynamics, Inc.	2,228	251,898
voestalpine AG	1,467	49,962

		2,042,515

Total Materials		13,787,645

Food, Beverage & Tobacco (2.3%)
Agricultural Products & Services (2.3%)
Archer-Daniels-Midland Co.	6,970	555,230
Bunge Ltd.	1,901	181,584
Darling Ingredients, Inc.*	2,045	119,428
Wilmar International Ltd.	24,224	76,875

		933,117

Total Food, Beverage & Tobacco		933,117

Energy (63.2%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	5,478	143,445
Washington H Soul Pattinson & Co. Ltd.	2,724	55,202

		198,647

Integrated Oil & Gas (44.9%)
BP plc	230,254	1,457,726
Cenovus Energy, Inc.	18,260	318,587
Chevron Corp.	23,308	3,802,933
Eni SpA	31,720	444,327
Equinor ASA	12,087	343,745
Exxon Mobil Corp.	52,254	5,730,174
Galp Energia SGPS SA, Class B	6,335	71,876
Imperial Oil Ltd.	2,702	137,409
Occidental Petroleum Corp.	9,226	575,979
OMV AG	1,886	86,377
Repsol SA	17,476	269,014
Shell plc	89,550	2,564,328
Suncor Energy, Inc.	17,180	533,387
TotalEnergies SE	31,571	1,862,776

		18,198,638

Oil & Gas Exploration & Production (17.8%)
Aker BP ASA	3,994	97,999
APA Corp.	4,072	146,836
ARC Resources Ltd.	7,996	90,698
Canadian Natural Resources Ltd.	14,046	777,285
Chesapeake Energy Corp.	1,454	110,562
ConocoPhillips	15,811	1,568,609
Coterra Energy, Inc.	10,004	245,498
Devon Energy Corp.	7,880	398,807
Diamondback Energy, Inc.	2,122	286,831
EOG Resources, Inc.	7,453	854,337
EQT Corp.	4,181	133,416
Hess Corp.	3,521	465,969
Inpex Corp.	13,170	140,130
Marathon Oil Corp.	8,058	193,070
Ovintiv, Inc.	3,168	114,302
Pioneer Natural Resources Co.	2,864	584,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Santos Ltd.	40,041	$184,798
Texas Pacific Land Corp.	79	134,381
Tourmaline Oil Corp.	4,070	169,606
Woodside Energy Group Ltd. (ASE Stock Exchange)	20,652	465,337
Woodside Energy Group Ltd. (London Stock Exchange)	3,440	76,886

		7,240,300

Total Energy		25,637,585

Total Common Stocks (99.5%) (Cost $34,819,430)		40,358,347

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $127,595, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $130,095. (xx)	$127,544	127,544
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $13,348, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $14,712. (xx)	13,339	13,339

Total Repurchase Agreements		140,883

Total Short-Term Investments (0.3%) (Cost $140,883)		140,883

Total Investments in Securities (99.8%) (Cost $34,960,313)		40,499,230
Other Assets Less Liabilities (0.2%)		77,002

Net Assets (100%)		$40,576,232

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $328,015. This was collateralized by $216,743 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $140,883 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	15.0%
Austria	0.6
Brazil	0.9
Canada	10.4
Chile	0.4
China	0.2
Finland	0.8
France	4.6
Israel	0.1
Italy	1.1
Japan	1.5
Luxembourg	0.5
Netherlands	6.4
Norway	1.4
Portugal	0.2
South Africa	1.3
Spain	0.7
Sweden	0.7
United Kingdom	3.6
United States	49.0
Zambia	0.4
Cash and Other	0.2

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$856,242	$76,875	$—	$933,117
Energy	17,517,064	8,120,521	—	25,637,585
Materials	6,087,691	7,699,954	—	13,787,645
Short-Term Investments
Repurchase Agreements	—	140,883	—	140,883

Total Assets	$24,460,997	$16,038,233	$—	$40,499,230

Total Liabilities	$—	$—	$—	$—

Total	$24,460,997	$16,038,233	$—	$40,499,230

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,296,877
Aggregate gross unrealized depreciation	(1,140,438)

Net unrealized appreciation	$5,156,439

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,342,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.3%)
Data Center REITs (6.2%)
Digital Realty Trust, Inc. (REIT)	6,350	$624,268
Equinix, Inc. (REIT)	2,042	1,472,364
Keppel DC REIT (REIT)	28,038	43,541

		2,140,173

Diversified REITs (6.4%)
Abacus Property Group (REIT)	11,070	19,367
Abrdn Property Income Trust Ltd. (REIT)	8,377	5,570
Activia Properties, Inc. (REIT)	16	45,648
Alexander & Baldwin, Inc. (REIT)	1,587	30,010
American Assets Trust, Inc. (REIT)	1,083	20,133
Argosy Property Ltd. (REIT)(x)	18,440	12,814
Armada Hoffler Properties, Inc. (REIT)	1,472	17,384
Artis REIT (REIT)	1,769	9,961
British Land Co. plc (The) (REIT)	20,336	97,649
Broadstone Net Lease, Inc. (REIT)	3,806	64,740
Charter Hall Long Wale REIT (REIT)	14,458	40,661
Cromwell European REIT (REIT)(m)	7,013	11,496
CT Property Trust Ltd. (REIT)	5,079	4,016
Custodian Property Income Reit plc (REIT)	8,941	9,845
Daiwa House REIT Investment Corp. (REIT)	47	96,416
Empire State Realty Trust, Inc. (REIT), Class A	2,926	18,990
Essential Properties Realty Trust, Inc. (REIT)	3,089	76,762
Global Net Lease, Inc. (REIT)	2,292	29,475
GPT Group (The) (REIT)	42,156	120,716
Growthpoint Properties Australia Ltd. (REIT)	6,105	12,468
H&R REIT (REIT)(x)	5,835	54,400
Hankyu Hanshin REIT, Inc. (REIT)	15	15,688
Heiwa Real Estate REIT, Inc. (REIT)	21	24,153
Hulic Reit, Inc. (REIT)	28	31,604
Icade (REIT)	715	33,709
iStar, Inc. (REIT)(x)	588	17,270
Land Securities Group plc (REIT)	16,207	124,569
Lar Espana Real Estate SOCIMI SA (REIT)	1,295	6,930
LXI REIT plc (REIT)(m)	33,200	40,392
Merlin Properties SOCIMI SA (REIT)	7,318	64,146
Mirvac Group (REIT)	86,679	121,602
NIPPON REIT Investment Corp. (REIT)	10	24,154
Nomura Real Estate Master Fund, Inc. (REIT)	99	111,014
NTT UD REIT Investment Corp. (REIT)	30	30,514
OUE Commercial REIT (REIT)	46,783	11,102
Schroder REIT Ltd. (REIT)	10,792	5,823
Sekisui House Reit, Inc. (REIT)	90	48,803
SK REITs Co. Ltd. (REIT)	2,450	9,391
Star Asia Investment Corp. (REIT)	38	15,711
Stockland (REIT)	52,488	140,615
Stride Property Group (REIT)	10,591	8,688
Sunlight REIT (REIT)	23,701	9,684
Suntec REIT (REIT)	46,198	49,697
Takara Leben Real Estate Investment Corp. (REIT)	13	8,790
Tokyu REIT, Inc. (REIT)	21	28,668
United Urban Investment Corp. (REIT)	66	71,208
WP Carey, Inc. (REIT)	4,618	357,664

		2,210,110

Health Care REITs (7.0%)
Aedifica SA (REIT)	871	70,212
Assura plc (REIT)	63,880	38,565
CareTrust REIT, Inc. (REIT)	2,172	42,528
Cofinimmo SA (REIT)	720	63,697
Community Healthcare Trust, Inc. (REIT)	517	18,922
Health Care & Medical Investment Corp. (REIT)	8	9,888
Healthcare Realty Trust, Inc. (REIT)	8,383	162,043
Healthpeak Properties, Inc. (REIT)	12,095	265,727
Impact Healthcare REIT plc (REIT)(m)	7,018	7,983
LTC Properties, Inc. (REIT)	877	30,809
Medical Properties Trust, Inc. (REIT)(x)	13,139	108,003
National Health Investors, Inc. (REIT)	917	47,299
NorthWest Healthcare Properties REIT (REIT)	4,705	29,487
Omega Healthcare Investors, Inc. (REIT)	5,197	142,450
Parkway Life REIT (REIT)	8,500	25,521
Physicians Realty Trust (REIT)	5,011	74,814
Primary Health Properties plc (REIT)	28,949	36,147
Sabra Health Care REIT, Inc. (REIT)	5,076	58,374
Target Healthcare REIT plc (REIT)	13,630	11,789
Universal Health Realty Income Trust (REIT)	272	13,086
Ventas, Inc. (REIT)	8,833	382,910
Vital Healthcare Property Trust (REIT)	10,701	15,658
Welltower, Inc. (REIT)	10,466	750,307

		2,406,219

Hotel & Resort REITs (2.7%)
Apple Hospitality REIT, Inc. (REIT)	4,727	73,363
CapitaLand Ascott Trust (REIT)	43,603	32,706
CDL Hospitality Trusts (REIT)	19,217	17,249
DiamondRock Hospitality Co. (REIT)	4,611	37,488
Far East Hospitality Trust (REIT)	21,389	9,423
Hoshino Resorts REIT, Inc. (REIT)	6	31,246
Host Hotels & Resorts, Inc. (REIT)	15,668	258,365
Hotel Property Investments Ltd. (REIT)	4,200	9,561
Invincible Investment Corp. (REIT)	107	45,002
Japan Hotel REIT Investment Corp. (REIT)	98	55,561
Park Hotels & Resorts, Inc. (REIT)	4,926	60,885
Pebblebrook Hotel Trust (REIT)(x)	2,848	39,986
RLJ Lodging Trust (REIT)	3,519	37,301
Ryman Hospitality Properties, Inc. (REIT)	1,180	105,882
Service Properties Trust (REIT)	3,605	35,906
Summit Hotel Properties, Inc. (REIT)	2,303	16,121
Sunstone Hotel Investors, Inc. (REIT)	4,658	46,021
Xenia Hotels & Resorts, Inc. (REIT)	2,513	32,895

		944,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (15.4%)
Advance Logistics Investment Corp. (REIT)	15	$14,955
AIMS APAC REIT (REIT)	12,313	12,229
Americold Realty Trust, Inc. (REIT)	5,946	169,164
ARGAN SA (REIT)	210	15,704
CapitaLand Ascendas REIT (REIT)	74,977	161,882
Centuria Industrial REIT (REIT)(x)	11,516	23,247
CRE Logistics REIT, Inc. (REIT)	12	15,333
Dexus Industria REIT (REIT)	4,667	8,307
Dream Industrial REIT (REIT)	5,434	59,105
EastGroup Properties, Inc. (REIT)	905	149,615
ESR Kendall Square REIT Co. Ltd. (REIT)	2,630	7,861
ESR-LOGOS REIT (REIT)	118,307	28,929
First Industrial Realty Trust, Inc. (REIT)	2,910	154,812
Frasers Logistics & Commercial Trust (REIT)(m)	62,299	61,505
GLP J-REIT (REIT)	98	105,855
Goodman Property Trust (REIT)	24,105	32,288
Granite REIT (REIT)	1,321	81,801
Industrial & Infrastructure Fund Investment Corp. (REIT)	42	45,728
Innovative Industrial Properties, Inc. (REIT)	607	46,126
Intervest Offices & Warehouses NV (REIT)	573	10,877
Japan Logistics Fund, Inc. (REIT)	20	44,435
LaSalle Logiport REIT (REIT)	40	46,451
LondonMetric Property plc (REIT)	20,855	45,328
LXP Industrial Trust (REIT)	5,980	61,654
Mapletree Industrial Trust (REIT)	41,419	73,946
Mapletree Logistics Trust (REIT)	70,456	90,916
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	11	32,460
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	42,111
Montea NV (REIT)	314	25,447
Nippon Prologis REIT, Inc. (REIT)	53	112,339
Prologis, Inc. (REIT)	20,391	2,544,185
Rexford Industrial Realty, Inc. (REIT)	4,323	257,867
Segro plc (REIT)	26,406	251,336
SOSiLA Logistics REIT, Inc. (REIT)	16	15,686
STAG Industrial, Inc. (REIT)	3,964	134,062
Terreno Realty Corp. (REIT)	1,774	114,600
Tritax Big Box REIT plc (REIT)	41,079	71,034
Urban Logistics REIT plc (REIT)	10,131	16,013
Warehouse Reit plc (REIT)(m)	8,717	10,994
Warehouses De Pauw CVA (REIT)	3,432	102,052

		5,298,239

Multi-Family Residential REITs (9.3%)
Advance Residence Investment Corp. (REIT)	29	69,224
Apartment Income REIT Corp. (REIT)	3,310	118,531
Apartment Investment and Management Co. (REIT), Class A	3,290	25,300
AvalonBay Communities, Inc. (REIT)	3,089	519,137
Boardwalk REIT (REIT)	816	33,292
Camden Property Trust (REIT)	2,294	240,503
Canadian Apartment Properties REIT (REIT)(x)	3,751	131,583
Centerspace (REIT)	322	17,591
Civitas Social Housing plc (REIT)(m)	13,434	8,911
Comforia Residential REIT, Inc. (REIT)	15	35,726
Daiwa Securities Living Investments Corp. (REIT)	46	37,772
Elme Communities (REIT)	1,922	34,327
Empiric Student Property plc (REIT)	12,895	14,335
Equity Residential (REIT)	8,190	491,400
Essex Property Trust, Inc. (REIT)	1,418	296,560
Home Invest Belgium SA (REIT)	213	4,766
Home Reit plc (REIT)(r)	17,110	7,630
Independence Realty Trust, Inc. (REIT)	4,936	79,124
Ingenia Communities Group (REIT)	8,105	20,592
InterRent REIT (REIT)	2,893	28,662
Irish Residential Properties REIT plc (REIT)	9,764	9,847
Kenedix Residential Next Investment Corp. (REIT)	24	37,085
Killam Apartment REIT (REIT)	2,513	31,908
Mid-America Apartment Communities, Inc. (REIT)	2,535	382,886
NexPoint Residential Trust, Inc. (REIT)	496	21,660
Nippon Accommodations Fund, Inc. (REIT)	11	49,596
Residential Secure Income plc (REIT)(m)	4,064	3,179
Samty Residential Investment Corp. (REIT)	10	8,424
Starts Proceed Investment Corp. (REIT)	6	10,308
Triple Point Social Housing REIT plc (REIT)(m)	8,016	4,228
UDR, Inc. (REIT)	7,255	297,890
UNITE Group plc (The) (REIT)	7,010	83,184
Veris Residential, Inc. (REIT)*	1,886	27,611
Xior Student Housing NV (REIT)(m)	609	20,531

		3,203,303

Office REITs (7.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,801	477,368
Allied Properties REIT (REIT)	2,796	50,396
Boston Properties, Inc. (REIT)	3,466	187,580
Brandywine Realty Trust (REIT)	3,733	17,657
Centuria Office REIT (REIT)	10,148	9,723
Champion REIT (REIT)	43,824	18,848
CLS Holdings plc (REIT)	3,645	6,044
Corporate Office Properties Trust (REIT)	2,469	58,540
Cousins Properties, Inc. (REIT)	3,342	71,452
Covivio SA (REIT)	1,094	63,790
Cromwell Property Group (REIT)	31,188	11,618
Daiwa Office Investment Corp. (REIT)	6	27,435
Derwent London plc (REIT)	2,441	71,129
Dexus (REIT)	23,666	119,910
Douglas Emmett, Inc. (REIT)(x)	3,738	46,090
Easterly Government Properties, Inc. (REIT)	1,996	27,425
Gecina SA (REIT)	1,134	117,870
Global One Real Estate Investment Corp. (REIT)	23	18,135
Great Portland Estates plc (REIT)	4,726	29,620
Highwoods Properties, Inc. (REIT)	2,298	53,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)	3,036	$20,189
Ichigo Office REIT Investment Corp. (REIT)	26	18,971
Inmobiliaria Colonial SOCIMI SA (REIT)	7,476	47,387
Japan Excellent, Inc. (REIT)	27	24,415
Japan Prime Realty Investment Corp. (REIT)	21	55,322
Japan Real Estate Investment Corp. (REIT)(x)	29	115,569
JBG SMITH Properties (REIT)	2,356	35,481
JR Global REIT (REIT)	2,500	8,498
Kenedix Office Investment Corp. (REIT)	17	39,318
Keppel Pacific Oak US REIT (REIT)(m)	18,612	7,064
Keppel REIT (REIT)	47,388	31,618
Kilroy Realty Corp. (REIT)	2,563	83,041
Manulife US REIT (REIT)(m)	35,207	7,586
Mirai Corp. (REIT)	36	12,231
Mori Hills REIT Investment Corp. (REIT)	35	38,969
Mori Trust Reit, Inc. (REIT)	56	28,941
Nippon Building Fund, Inc. (REIT)	34	141,373
NSI NV (REIT)	388	9,764
Office Properties Income Trust (REIT)	1,054	12,964
One REIT, Inc. (REIT)	6	10,444
Orix JREIT, Inc. (REIT)	58	73,574
Paramount Group, Inc. (REIT)	4,111	18,746
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,701	19,717
Precinct Properties New Zealand Ltd. (REIT)	29,226	23,212
Prime US REIT (REIT)(m)	14,133	4,523
Prosperity REIT (REIT)	25,739	6,569
Regional REIT Ltd. (REIT)(m)	9,663	6,468
Sankei Real Estate, Inc. (REIT)	10	6,220
SL Green Realty Corp. (REIT)(x)	1,408	33,116
Vornado Realty Trust (REIT)	3,896	59,882
Workspace Group plc (REIT)	3,137	16,930

		2,502,023

Other Specialized REITs (3.3%)
Arena REIT (REIT)	7,097	17,342
Charter Hall Social Infrastructure REIT (REIT)	7,278	14,603
EPR Properties (REIT)(x)	1,637	62,370
Four Corners Property Trust, Inc. (REIT)	1,840	49,422
Gaming and Leisure Properties, Inc. (REIT)	5,398	281,020
VICI Properties, Inc. (REIT)	22,187	723,740

		1,148,497

Retail REITs (16.5%)
Acadia Realty Trust (REIT)	2,045	28,528
AEON REIT Investment Corp. (REIT)	39	42,685
Agree Realty Corp. (REIT)(x)	1,924	132,006
Ascencio (REIT)	112	5,923
Brixmor Property Group, Inc. (REIT)	6,599	142,010
BWP Trust (REIT)	10,693	27,149
CapitaLand Integrated Commercial Trust (REIT)	111,255	166,123
Carmila SA (REIT)*	1,254	18,828
Charter Hall Retail REIT (REIT)	10,783	27,272
Choice Properties REIT (REIT)	5,667	60,884
Crombie REIT (REIT)(x)	2,273	25,631
Eurocommercial Properties NV (REIT)	1,115	25,404
Federal Realty Investment Trust (REIT)	1,771	175,028
First Capital REIT (REIT)	4,684	54,517
Fortune REIT (REIT)	30,091	24,950
Frasers Centrepoint Trust (REIT)	23,708	40,909
Frontier Real Estate Investment Corp. (REIT)	11	39,394
Fukuoka REIT Corp. (REIT)	16	19,549
Getty Realty Corp. (REIT)	921	33,184
Hamborner REIT AG (REIT)	1,564	12,400
Hammerson plc (REIT)(x)	85,345	27,534
HomeCo Daily Needs REIT (REIT)(m)	38,036	29,493
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,434	4,404
InvenTrust Properties Corp. (REIT)	1,485	34,749
Japan Metropolitan Fund Invest (REIT)	151	110,192
Kenedix Retail REIT Corp. (REIT)	14	24,793
Kimco Realty Corp. (REIT)	13,369	261,097
Kite Realty Group Trust (REIT)	4,791	100,228
Kiwi Property Group Ltd. (REIT)	34,533	19,684
Klepierre SA (REIT)	4,114	93,294
Lendlease Global Commercial REIT (REIT)	40,147	20,562
Link REIT (REIT)	55,637	356,804
LOTTE Reit Co. Ltd. (REIT)	2,660	7,560
Macerich Co. (The) (REIT)	4,732	50,159
Mapletree Pan Asia Commercial Trust (REIT)	50,316	68,342
Mercialys SA (REIT)	1,949	19,949
National Retail Properties, Inc. (REIT)	3,997	176,468
Necessity Retail REIT, Inc. (The) (REIT)	2,932	18,413
NETSTREIT Corp. (REIT)	1,210	22,119
NewRiver REIT plc (REIT)	6,684	6,516
PARAGON REIT (REIT)	23,660	16,814
Phillips Edison & Co., Inc. (REIT)	2,577	84,062
Primaris REIT (REIT)	2,154	21,532
Realty Income Corp. (REIT)	13,891	879,578
Regency Centers Corp. (REIT)	3,786	231,627
Region RE Ltd. (REIT)	25,243	39,834
Retail Estates NV (REIT)	242	17,121
Retail Opportunity Investments Corp. (REIT)	2,645	36,924
RioCan REIT (REIT)	6,621	99,891
RPT Realty (REIT)	1,851	17,603
Scentre Group (REIT)	114,118	211,738
Shaftesbury Capital plc (REIT)	29,851	42,331
Simon Property Group, Inc. (REIT)	7,216	807,975
SITE Centers Corp. (REIT)	4,217	51,785
SmartCentres REIT (REIT)(x)	2,868	56,384
Spirit Realty Capital, Inc. (REIT)	3,072	122,388
Starhill Global REIT (REIT)	31,359	12,284
Supermarket Income Reit plc (REIT)	27,242	29,184
Tanger Factory Outlet Centers, Inc. (REIT)	2,227	43,716
Unibail-Rodamco-Westfield (REIT)*	2,261	121,807
Urban Edge Properties (REIT)	2,514	37,861
Vastned Retail NV (REIT)	370	8,537
Vicinity Ltd. (REIT)	82,905	108,584
Waypoint REIT Ltd. (REIT)	14,779	25,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Wereldhave NV (REIT)	877	$13,539

		5,693,537

Self-Storage REITs (6.5%)
Big Yellow Group plc (REIT)	3,713	53,705
CubeSmart (REIT)	4,939	228,281
Extra Space Storage, Inc. (REIT)	2,926	476,733
Life Storage, Inc. (REIT)	1,857	243,434
National Storage Affiliates Trust (REIT)	1,872	78,212
National Storage REIT (REIT)	25,331	42,846
Public Storage (REIT)	3,460	1,045,405
Safestore Holdings plc (REIT)	4,646	54,478

		2,223,094

Single-Family Residential REITs (3.7%)
American Homes 4 Rent (REIT), Class A	6,810	214,175
Equity LifeStyle Properties, Inc. (REIT)	3,929	263,754
Invitation Homes, Inc. (REIT)	13,505	421,761
PRS REIT plc (The) (REIT)	11,352	11,330
Sun Communities, Inc. (REIT)	2,691	379,108

		1,290,128

Total Equity Real Estate Investment Trusts (REITs)		29,060,284

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,226	33,061

Total Health Care Equipment & Services		33,061

Consumer Durables & Apparel (0.7%)
Homebuilding (0.7%)
Sekisui House Ltd.	12,185	248,297

Total Consumer Durables & Apparel		248,297

Real Estate Management & Development (13.0%)
Diversified Real Estate Activities (4.9%)
Allreal Holding AG (Registered)	319	53,855
City Developments Ltd.	10,292	57,168
DIC Asset AG(x)	1,140	9,799
Heiwa Real Estate Co. Ltd.	699	19,999
Mitsubishi Estate Co. Ltd.	24,470	292,145
Mitsui Fudosan Co. Ltd.	19,986	375,589
New World Development Co. Ltd.	30,976	83,549
Nomura Real Estate Holdings, Inc.	2,388	52,878
Peach Property Group AG*	257	3,439
Sumitomo Realty & Development Co. Ltd.	8,678	195,746
Sun Hung Kai Properties Ltd.	31,249	439,515
Tokyo Tatemono Co. Ltd.	4,351	53,108
UOL Group Ltd.	10,834	56,655

		1,693,445

Real Estate Development (1.1%)
CK Asset Holdings Ltd.	42,944	260,169
Lifestyle Communities Ltd.	2,064	22,084
Sino Land Co. Ltd.	83,133	112,600

		394,853

Real Estate Operating Companies (7.0%)
Abrdn European Logistics Income plc (REIT)(m)	8,605	7,275
ADLER Group SA(m)(x)*	1,988	1,949
Aeon Mall Co. Ltd.	2,604	34,155
Amot Investments Ltd.	3,693	18,818
Aroundtown SA(x)	15,161	21,588
Atrium Ljungberg AB, Class B	976	15,946
Azrieli Group Ltd.	796	45,866
CA Immobilien Anlagen AG*	904	24,313
Capitaland Investment Ltd.	56,080	155,888
Castellum AB(x)	5,649	65,863
Catena AB	731	27,096
Cibus Nordic Real Estate AB	1,046	10,927
Citycon OYJ*	1,585	10,829
Corem Property Group AB, Class B	14,750	10,316
Deutsche EuroShop AG(x)	262	5,475
Deutsche Wohnen SE	1,077	21,130
Dios Fastigheter AB	1,945	12,929
Entra ASA(m)	1,198	11,609
Fabege AB	5,515	42,446
Fastighets AB Balder, Class B*	13,720	56,472
Grainger plc	16,004	46,051
Grand City Properties SA	2,080	14,739
Helical plc (REIT)	2,227	8,243
Hiag Immobilien Holding AG	69	6,011
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,075
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	24,172	106,454
Hufvudstaden AB, Class A	2,358	32,035
Hulic Co. Ltd.	9,088	74,673
Hysan Development Co. Ltd.	13,340	38,008
Intershop Holding AG	22	16,020
Kennedy-Wilson Holdings, Inc.	2,596	43,068
Kojamo OYJ	4,278	50,479
LEG Immobilien SE	1,622	88,811
Mobimo Holding AG (Registered)	151	39,353
NP3 Fastigheter AB	600	10,849
Nyfosa AB	3,994	27,803
Pandox AB*	1,931	24,150
Phoenix Spree Deutschland Ltd.	2,030	4,646
Platzer Fastigheter Holding AB, Class B	1,180	9,165
PSP Swiss Property AG (Registered)	983	111,712
Sagax AB, Class B	3,782	87,410
Samhallsbyggnadsbolaget i Norden AB(x)	24,290	33,301
Shurgard Self Storage Ltd. (REIT)	549	26,263
Sirius Real Estate Ltd.	25,285	23,971
Stendorren Fastigheter AB*	295	4,930
StorageVault Canada, Inc.(x)	5,269	23,938
Swire Properties Ltd.	23,172	59,854
Swiss Prime Site AG (Registered)	1,664	138,531
TAG Immobilien AG	3,321	22,970
Tricon Residential, Inc.	5,365	41,602
VGP NV	212	18,987
Vonovia SE	15,565	292,707
Wallenstam AB, Class B	7,329	27,813
Wharf Real Estate Investment Co. Ltd.	34,044	196,898
Wihlborgs Fastigheter AB	5,831	44,700

		2,398,110

Total Real Estate Management & Development		4,486,408

Real Estate (0.1%)
Real Estate Operating Companies (0.1%)
Tritax EuroBox plc(m)	17,742	13,248

Total Real Estate		13,248

Total Common Stocks (98.2%) (Cost $36,063,227)		33,841,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,994	$12,194
Picton Property Income Ltd. (REIT)	12,025	10,292
UK Commercial Property REIT Ltd. (REIT)	16,180	10,288

Total Closed End Funds (0.1%) (Cost $46,871)		32,774

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.8%)
iShares U.S. Real Estate ETF	1,948	165,385
Vanguard Global ex-U.S. Real Estate ETF	2,660	107,916

Total Exchange Traded Funds (0.8%) (Cost $306,428)		273,301

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.8%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $619,112,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $631,578. (xx)	$618,864	618,864

Total Short-Term Investment (1.8%) (Cost $618,864)		618,864

Total Investments in Securities (100.9%) (Cost $37,035,390)		34,766,237
Other Assets Less Liabilities (-0.9%)		(303,581)

Net Assets (100%)		$34,462,656

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $258,434 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $762,359. This was collateralized by $182,976 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $618,864 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.6%
Austria	0.1
Belgium	1.1
Canada	2.7
Finland	0.2
France	1.4
Germany	1.5
Guernsey	0.0	#
Hong Kong	5.0
Ireland	0.0	#
Israel	0.2
Italy	0.0	#
Japan	10.5
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.7
South Korea	0.1
Spain	0.3
Sweden	1.6
Switzerland	1.1
United Kingdom	3.9
United States	63.4
Cash and Other	(0.9)

	100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$32,774	$—	$32,774
Common Stocks
Consumer Discretionary	—	248,297	—	248,297
Health Care	33,061	—	—	33,061
Real Estate	21,876,252	11,676,058	7,630	33,559,940
Exchange Traded Funds	273,301	—	—	273,301
Short-Term Investment
Repurchase Agreement	—	618,864	—	618,864

Total Assets	$22,182,614	$12,575,993	$7,630	$34,766,237

Total Liabilities	$—	$—	$—	$—

Total	$22,182,614	$12,575,993	$7,630	$34,766,237

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $7,630 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,457,699
Aggregate gross unrealized depreciation	(7,446,849)

Net unrealized depreciation	$(2,989,150)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,755,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,377	$78,536
ATN International, Inc.	1,703	69,687
Bandwidth, Inc., Class A*	2,969	45,129
Cogent Communications Holdings, Inc.	3,208	204,414
Consolidated Communications Holdings, Inc.*	10,203	26,324
EchoStar Corp., Class A*	12,741	233,033
Globalstar, Inc.*	17,532	20,337
IDT Corp., Class B*	681	23,208
Liberty Latin America Ltd., Class A*	6,098	50,674
Liberty Latin America Ltd., Class C*	24,134	199,347
Radius Global Infrastructure, Inc.*	12,256	179,795

		1,130,484

Entertainment (1.9%)
Cinemark Holdings, Inc.*	3,673	54,324
IMAX Corp.*	2,990	57,348
Lions Gate Entertainment Corp., Class A*	10,511	116,357
Lions Gate Entertainment Corp., Class B*	18,459	191,604
Live Nation Entertainment, Inc.*	74,400	5,208,000
Madison Square Garden Entertainment Corp.*	11,427	674,993
Madison Square Garden Sports Corp., Class A	2,200	428,670
Marcus Corp. (The)(x)	4,495	71,920
Playstudios, Inc.(x)*	6,221	22,955
Skillz, Inc.*	48,214	28,601
Vivid Seats, Inc., Class A(x)*	2,872	21,913

		6,876,685

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	430	1,827
Bumble, Inc., Class A*	16,695	326,387
Cars.com, Inc.*	9,571	184,720
DHI Group, Inc.*	1,166	4,524
Eventbrite, Inc., Class A*	1,432	12,287
fuboTV, Inc.(x)*	32,003	38,724
Outbrain, Inc.(x)*	5,790	23,913
QuinStreet, Inc.*	7,650	121,405
TrueCar, Inc.*	16,409	37,741
Vinco Ventures, Inc.(x)*	15,769	5,067
Ziff Davis, Inc.*	6,196	483,598

		1,240,193

Media (0.5%)
Advantage Solutions, Inc.*	12,445	19,663
AMC Networks, Inc., Class A*	4,967	87,320
Audacy, Inc.(x)*	16,312	2,197
Boston Omaha Corp., Class A*	3,806	90,088
Cardlytics, Inc.(x)*	5,091	17,284
Clear Channel Outdoor Holdings, Inc.*	59,145	70,974
Cumulus Media, Inc., Class A*	2,751	10,151
Daily Journal Corp.*	185	52,718
Entravision Communications Corp., Class A	3,212	19,433
EW Scripps Co. (The), Class A*	10,298	96,904
Gannett Co., Inc.*	22,947	42,911
Gray Television, Inc.	8,359	72,891
iHeartMedia, Inc., Class A*	20,112	78,437
Innovid Corp.*	1,730	2,439
Integral Ad Science Holding Corp.*	4,342	61,960
John Wiley & Sons, Inc., Class A	563	21,828
Magnite, Inc.*	21,469	198,803
PubMatic, Inc., Class A*	640	8,845
Quotient Technology, Inc.*	12,924	42,391
Scholastic Corp.	4,979	170,381
Stagwell, Inc.*	11,229	83,319
TEGNA, Inc.	37,074	626,921
Thryv Holdings, Inc.*	3,273	75,475
Urban One, Inc.*	1,823	10,026
Urban One, Inc., Class A*	1,443	10,895
WideOpenWest, Inc.*	3,627	38,555

		2,012,809

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	7,292	105,734
KORE Group Holdings, Inc.(x)*	7,759	9,466
Shenandoah Telecommunications Co.	7,734	147,101
Telephone and Data Systems, Inc.	16,519	173,615
United States Cellular Corp.*	2,303	47,741

		483,657

Total Communication Services		11,743,828

Consumer Discretionary (15.4%)
Automobile Components (0.7%)
Adient plc*	15,903	651,387
American Axle & Manufacturing Holdings, Inc.*	17,389	135,808
Dana, Inc.	21,809	328,225
Dorman Products, Inc.*	3,000	258,780
Goodyear Tire & Rubber Co. (The)*	46,695	514,579
Modine Manufacturing Co.*	8,048	185,506
Motorcar Parts of America, Inc.*	2,929	21,792
Patrick Industries, Inc.	3,265	224,665
Solid Power, Inc.(x)*	12,558	37,799
Standard Motor Products, Inc.	3,458	127,635
Stoneridge, Inc.*	3,634	67,956

		2,554,132

Automobiles (0.1%)
Cenntro Electric Group Ltd.(x)*	26,350	12,169
Faraday Future Intelligent Electric, Inc.(x)*	44,275	15,678
Lordstown Motors Corp.(x)*	27,049	17,936
Winnebago Industries, Inc.	5,022	289,769
Workhorse Group, Inc.(x)*	1,782	2,370

		337,922

Broadline Retail (0.1%)
1stdibs.com, Inc.*	3,844	15,261
Big Lots, Inc.(x)	5,046	55,304
ContextLogic, Inc., Class A(x)*	92,856	41,395
Groupon, Inc.(x)*	3,697	15,564
Qurate Retail, Inc.*	56,276	55,590

		183,114

Distributors (0.0%)†
Weyco Group, Inc.	962	24,339

Diversified Consumer Services (0.5%)
2U, Inc.*	12,540	85,899
Adtalem Global Education, Inc.*	7,258	280,304
American Public Education, Inc.*	2,941	15,940
Beachbody Co., Inc. (The)(x)*	12,549	6,051
European Wax Center, Inc., Class A(x)	269	5,111
Frontdoor, Inc.*	13,347	372,115
Graham Holdings Co., Class B	624	371,804
Laureate Education, Inc., Class A	21,570	253,663
Perdoceo Education Corp.*	10,824	145,366
Rover Group, Inc.*	950	4,304
Strategic Education, Inc.	3,831	344,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WW International, Inc.*	8,607	$35,461

		1,920,157

Hotels, Restaurants & Leisure (2.5%)
Bally’s Corp.*	5,681	110,893
Biglari Holdings, Inc., Class B*	123	20,812
BJ’s Restaurants, Inc.*	4,050	118,017
Bloomin’ Brands, Inc.	4,201	107,756
Bluegreen Vacations Holding Corp.	1,354	37,073
Bowlero Corp.(x)*	4,611	78,156
Brinker International, Inc.*	730	27,740
Carnival Corp.(x)*	32,400	328,860
Century Casinos, Inc.*	844	6,187
Chuy’s Holdings, Inc.*	3,111	111,529
Denny’s Corp.*	2,473	27,599
Dine Brands Global, Inc.	295	19,954
El Pollo Loco Holdings, Inc.	3,034	29,096
Everi Holdings, Inc.*	6,769	116,088
First Watch Restaurant Group, Inc.*	1,763	28,314
Full House Resorts, Inc.*	3,498	25,291
Inspirato, Inc.*	3,498	3,354
Inspired Entertainment, Inc.*	1,024	13,097
International Game Technology plc	12,329	330,417
Jack in the Box, Inc.	2,889	253,047
Krispy Kreme, Inc.(x)	8,469	131,693
Life Time Group Holdings, Inc.*	6,945	110,842
Light & Wonder, Inc.*	15,640	939,182
Lindblad Expeditions Holdings, Inc.(x)*	4,884	46,691
Papa John’s International, Inc.	1,518	113,744
RCI Hospitality Holdings, Inc.	92	7,192
Red Rock Resorts, Inc., Class A	4,546	202,615
Sabre Corp.*	42,059	180,433
SeaWorld Entertainment, Inc.*	3,411	209,128
Vacasa, Inc., Class A(x)*	17,806	17,133
Wendy’s Co. (The)	248,800	5,418,864
Xponential Fitness, Inc., Class A*	2,291	69,623

		9,240,420

Household Durables (1.4%)
Aterian, Inc.(x)*	9,650	8,300
Beazer Homes USA, Inc.*	4,513	71,666
Century Communities, Inc.	4,423	282,718
Ethan Allen Interiors, Inc.	3,750	102,975
GoPro, Inc., Class A*	22,374	112,541
Green Brick Partners, Inc.*	3,049	106,898
iRobot Corp.*	508	22,169
KB Home	10,179	408,992
Landsea Homes Corp.*	1,278	7,745
La-Z-Boy, Inc.	6,946	201,990
Legacy Housing Corp.*	1,268	28,860
LGI Homes, Inc.*	3,091	352,467
Lifetime Brands, Inc.	1,765	10,378
M.D.C. Holdings, Inc.	7,374	286,627
M/I Homes, Inc.*	3,890	245,420
Meritage Homes Corp.	5,572	650,587
Purple Innovation, Inc.(x)*	9,949	26,265
Snap One Holdings Corp.(x)*	2,854	26,685
Taylor Morrison Home Corp., Class A*	14,941	571,643
Traeger, Inc.*	5,050	20,756
Tri Pointe Homes, Inc.*	71,109	1,800,480
Tupperware Brands Corp.*	6,846	17,115
Universal Electronics, Inc.*	1,946	19,732
Vuzix Corp.(x)*	1,148	4,753

		5,387,762

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,826	194,896
AMMO, Inc.(x)*	13,565	26,723
Clarus Corp.	702	6,634
Johnson Outdoors, Inc., Class A	835	52,613
Smith & Wesson Brands, Inc.	6,686	82,305
Solo Brands, Inc., Class A(x)*	3,001	21,547
Sturm Ruger & Co., Inc.	253	14,532
Topgolf Callaway Brands Corp.*	23,477	507,573
Vista Outdoor, Inc.*	9,146	253,436

		1,160,259

Specialty Retail (9.5%)
1-800-Flowers.com, Inc., Class A*	4,517	51,945
Aaron’s Co., Inc. (The)	4,914	47,469
Abercrombie & Fitch Co., Class A*	8,113	225,136
Academy Sports & Outdoors, Inc.	12,577	820,649
aka Brands Holding Corp.(x)*	508	277
American Eagle Outfitters, Inc.	25,832	347,182
America’s Car-Mart, Inc.*	955	75,646
Asbury Automotive Group, Inc.*	2,608	547,680
AutoNation, Inc.*	105,000	14,107,800
BARK, Inc.(x)*	17,986	26,080
Bed Bath & Beyond, Inc.*	3,360	1,436
Big 5 Sporting Goods Corp.(x)	4,267	32,813
Buckle, Inc. (The)	428	15,275
Build-A-Bear Workshop, Inc.	588	13,665
Cato Corp. (The), Class A	2,789	24,655
Chico’s FAS, Inc.*	5,485	30,167
Children’s Place, Inc. (The)*	708	28,497
Citi Trends, Inc.*	1,261	23,984
Conn’s, Inc.*	2,149	13,023
Container Store Group, Inc. (The)*	5,248	18,001
Designer Brands, Inc., Class A	2,452	21,430
Destination XL Group, Inc.*	4,227	23,291
Duluth Holdings, Inc., Class B*	1,230	7,847
EVgo, Inc.(x)*	9,578	74,613
Express, Inc.(x)*	9,303	7,334
Foot Locker, Inc.	13,376	530,893
Franchise Group, Inc.(x)	317	8,638
Genesco, Inc.*	2,040	75,235
Group 1 Automotive, Inc.	2,333	528,238
GrowGeneration Corp.*	9,371	32,049
Haverty Furniture Cos., Inc.	2,299	73,361
Hibbett, Inc.	436	25,715
JOANN, Inc.	1,580	2,512
Lands’ End, Inc.*	2,466	23,969
LL Flooring Holdings, Inc.*	4,527	17,203
MarineMax, Inc.*	3,103	89,211
Monro, Inc.	5,048	249,523
National Vision Holdings, Inc.*	11,946	225,063
ODP Corp. (The)*	6,499	292,325
OneWater Marine, Inc., Class A(x)*	1,625	45,451
Overstock.com, Inc.(x)*	7,092	143,755
Penske Automotive Group, Inc.	105,000	14,890,050
PetMed Express, Inc.(x)	1,120	18,189
RealReal, Inc. (The)(x)*	10,395	13,098
RumbleON, Inc., Class B(x)*	1,738	10,532
Sally Beauty Holdings, Inc.*	1,110	17,294
Shoe Carnival, Inc.	3,054	78,335
Signet Jewelers Ltd.	7,438	578,528
Sleep Number Corp.*	1,872	56,927
Sonic Automotive, Inc., Class A	2,896	157,369
Sportsman’s Warehouse Holdings, Inc.*	5,837	49,498
Stitch Fix, Inc., Class A*	9,249	47,262
ThredUp, Inc., Class A(x)*	7,413	18,755
Tile Shop Holdings, Inc.*	4,902	22,990
Tilly’s, Inc., Class A*	3,863	29,784
Torrid Holdings, Inc.(x)*	358	1,561
TravelCenters of America, Inc.(x)*	2,132	184,418
Urban Outfitters, Inc.*	10,691	296,355
Winmark Corp.	446	142,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zumiez, Inc.*	3,096	$57,090

		35,619,983

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A(x)*	10,970	13,164
Ermenegildo Zegna NV	7,269	99,149
Fossil Group, Inc.*	7,569	24,221
G-III Apparel Group Ltd.*	7,408	115,194
Movado Group, Inc.	25,455	732,340
Oxford Industries, Inc.	771	81,410
PLBY Group, Inc.(x)*	5,972	11,825
Rocky Brands, Inc.	985	22,724
Superior Group of Cos., Inc.	1,760	13,851
Unifi, Inc.*	2,153	17,590

		1,131,468

Total Consumer Discretionary		57,559,556

Consumer Staples (4.8%)
Beverages (0.4%)
Crimson Wine Group Ltd.*	152,600	938,490
Primo Water Corp.	26,163	401,602
Vintage Wine Estates, Inc.(x)*	4,469	4,782

		1,344,874

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	5,257	217,219
Boxed, Inc.(x)*	8,662	1,644
Chefs’ Warehouse, Inc. (The)*	1,605	54,650
HF Foods Group, Inc.*	6,494	25,456
Ingles Markets, Inc., Class A	2,445	216,872
Natural Grocers by Vitamin Cottage, Inc.	270	3,173
PriceSmart, Inc.	1,601	114,439
Rite Aid Corp.(x)*	4,857	10,880
SpartanNash Co.	6,028	149,494
United Natural Foods, Inc.*	9,071	239,021
Village Super Market, Inc., Class A	1,218	27,868
Weis Markets, Inc.	2,675	226,492

		1,287,208

Food Products (0.6%)
Alico, Inc.	11,434	276,703
AppHarvest, Inc.(x)*	19,792	12,119
B&G Foods, Inc.(x)	11,390	176,887
Benson Hill, Inc.(x)*	14,103	16,218
Cal-Maine Foods, Inc.	505	30,749
Fresh Del Monte Produce, Inc.	5,045	151,905
Hain Celestial Group, Inc. (The)*	15,284	262,121
Hostess Brands, Inc.*	22,141	550,868
John B Sanfilippo & Son, Inc.	606	58,733
Lancaster Colony Corp.	504	102,251
Lifecore Biomedical, Inc.*	3,740	14,118
Mission Produce, Inc.*	5,505	61,161
Seneca Foods Corp., Class A*	843	44,064
Sovos Brands, Inc.*	1,659	27,672
SunOpta, Inc.*	1,061	8,170
Tattooed Chef, Inc.(x)*	754	1,071
Tootsie Roll Industries, Inc.	321	14,410
TreeHouse Foods, Inc.(x)*	8,452	426,234
Utz Brands, Inc.	1,432	23,585
VZS Enterprises, Inc.(r)(x)*	806	—
Whole Earth Brands, Inc.*	6,062	15,519

		2,274,558

Household Products (0.1%)
Central Garden & Pet Co.*	827	33,957
Central Garden & Pet Co., Class A*	4,408	172,220

		206,177

Personal Care Products (3.3%)
Beauty Health Co. (The)(x)*	1,680	21,218
Edgewell Personal Care Co.	8,651	366,976
Herbalife Nutrition Ltd.(x)*	5,314	85,555
Honest Co., Inc. (The)*	10,426	18,767
Inter Parfums, Inc.	82,000	11,663,680
Nature’s Sunshine Products, Inc.*	2,123	21,676
Nu Skin Enterprises, Inc., Class A	5,006	196,786

		12,374,658

Tobacco (0.1%)
Universal Corp.	4,063	214,892
Vector Group Ltd.	19,957	239,684

		454,576

Total Consumer Staples		17,942,051

Energy (16.4%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	22,680	221,584
Borr Drilling Ltd.*	17,862	135,394
Bristow Group, Inc.*	4,069	91,146
Diamond Offshore Drilling, Inc.*	16,816	202,465
DMC Global, Inc.*	2,252	49,477
Dril-Quip, Inc.*	5,713	163,906
Expro Group Holdings NV*	14,634	268,680
Helix Energy Solutions Group, Inc.*	24,198	187,293
Helmerich & Payne, Inc.	17,223	615,722
Nabors Industries Ltd.*	207	25,235
National Energy Services Reunited Corp.*	6,222	32,728
Newpark Resources, Inc.*	14,046	54,077
Noble Corp. plc*	11,564	456,431
Oceaneering International, Inc.*	1,867	32,915
Oil States International, Inc.*	11,392	94,895
Patterson-UTI Energy, Inc.	11,242	131,531
ProFrac Holding Corp., Class A*	2,169	27,481
ProPetro Holding Corp.*	15,574	111,977
Select Energy Services, Inc., Class A	12,925	89,958
Subsea 7 SA (ADR)	160,000	1,894,400
Tidewater, Inc.*	7,793	343,515
US Silica Holdings, Inc.*	10,200	121,788

		5,352,598

Oil, Gas & Consumable Fuels (15.0%)
Aemetis, Inc.(x)*	6,665	15,463
Alto Ingredients, Inc.*	14,987	22,480
Amplify Energy Corp.(x)*	1,220	8,381
Ardmore Shipping Corp.	7,119	105,860
Berry Corp.	10,472	82,205
California Resources Corp.	11,506	442,981
Callon Petroleum Co.*	1,394	46,615
Centrus Energy Corp., Class A*	1,373	44,211
Chord Energy Corp.	2,655	357,362
Civitas Resources, Inc.	11,565	790,352
Clean Energy Fuels Corp.*	29,913	130,421
CNX Resources Corp.*	26,138	418,731
CONSOL Energy, Inc.	459	26,746
DHT Holdings, Inc.	22,988	248,500
Dorian LPG Ltd.	5,359	106,858
Energy Fuels, Inc.(x)*	5,589	31,187
Equitrans Midstream Corp.	53,393	308,612
Excelerate Energy, Inc., Class A	3,136	69,431
FLEX LNG Ltd.(x)	5,031	168,941
Frontline plc(x)	20,259	335,489
Gevo, Inc.(x)*	36,262	55,843
Golar LNG Ltd.*	15,740	339,984
Green Plains, Inc.*	6,611	204,875
International Seaways, Inc.	8,243	343,568
Kinetik Holdings, Inc.(x)	2,779	86,983
Murphy Oil Corp.	13,103	484,549
NACCO Industries, Inc., Class A	803	28,964
NextDecade Corp.(x)*	883	4,389
Nordic American Tankers Ltd.	33,575	132,957
Northern Oil and Gas, Inc.(x)	1,752	53,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A	15,238	$660,720
Peabody Energy Corp.*	19,335	494,976
Permian Basin Royalty Trust	25,900	631,960
Permian Resources Corp.	28,090	294,945
PrairieSky Royalty Ltd.(x)	91,300	1,445,668
REX American Resources Corp.*	2,721	77,793
Riley Exploration Permian, Inc.	600	22,836
Ring Energy, Inc.(x)*	8,118	15,424
Scorpio Tankers, Inc.	7,881	443,779
SFL Corp. Ltd.	18,635	177,032
Teekay Corp.*	12,409	76,688
Teekay Tankers Ltd., Class A*	3,762	161,503
Texas Pacific Land Corp.	26,799	45,585,635
Ur-Energy, Inc.(x)*	9,073	9,617
Vertex Energy, Inc.(x)*	1,092	10,789
W&T Offshore, Inc.*	2,615	13,284
World Fuel Services Corp.	9,949	254,197

		55,872,957

Total Energy		61,225,555

Financials (15.1%)
Banks (7.9%)
1st Source Corp.	2,865	123,625
ACNB Corp.	1,565	50,941
Amalgamated Financial Corp.	3,231	57,156
Amerant Bancorp, Inc.	4,831	105,123
American National Bankshares, Inc.	1,975	62,607
Ameris Bancorp	10,295	376,591
Arrow Financial Corp.	2,615	65,140
Associated Banc-Corp.	25,141	452,035
Atlantic Union Bankshares Corp.	12,264	429,853
Axos Financial, Inc.*	8,202	302,818
Banc of California, Inc.	8,279	103,736
BancFirst Corp.	1,398	116,174
Bancorp, Inc. (The)*	3,535	98,450
Bank First Corp.(x)	1,347	99,112
Bank of Marin Bancorp	2,872	62,868
Bank of NT Butterfield & Son Ltd. (The)	8,046	217,242
BankUnited, Inc.	10,984	248,019
Bankwell Financial Group, Inc.	1,235	30,702
Banner Corp.	5,179	281,582
Bar Harbor Bankshares	2,725	72,076
BayCom Corp.	2,179	37,217
BCB Bancorp, Inc.	2,803	36,803
Berkshire Hills Bancorp, Inc.	6,576	164,795
Blue Foundry Bancorp*	4,575	43,554
Blue Ridge Bankshares, Inc.	3,331	33,976
Bridgewater Bancshares, Inc.*	3,429	37,170
Brookline Bancorp, Inc.	12,530	131,565
Business First Bancshares, Inc.	4,228	72,426
Byline Bancorp, Inc.	4,365	94,371
Cadence Bank	24,525	509,139
Cambridge Bancorp	1,211	78,485
Camden National Corp.	2,567	92,900
Capital Bancorp, Inc.	1,828	30,418
Capital City Bank Group, Inc.	2,482	72,747
Capitol Federal Financial, Inc.	19,827	133,436
Capstar Financial Holdings, Inc.	3,812	57,752
Carter Bankshares, Inc.*	4,346	60,844
Cathay General Bancorp	11,780	406,646
Central Pacific Financial Corp.	3,611	64,637
Citizens & Northern Corp.	2,809	60,056
City Holding Co.	2,143	194,756
Civista Bancshares, Inc.	2,882	48,648
CNB Financial Corp.	3,682	70,694
Colony Bankcorp, Inc.	3,429	34,976
Columbia Financial, Inc.*	3,993	72,992
Community Bank System, Inc.	7,637	400,866
Community Trust Bancorp, Inc.	2,731	103,641
ConnectOne Bancorp, Inc.	6,375	112,710
CrossFirst Bankshares, Inc.*	7,916	82,960
Customers Bancorp, Inc.*	4,530	83,896
CVB Financial Corp.	20,946	349,379
Dime Community Bancshares, Inc.	5,293	120,257
Eagle Bancorp, Inc.	4,544	152,088
Eastern Bankshares, Inc.	20,908	263,859
Enterprise Bancorp, Inc.	1,695	53,325
Enterprise Financial Services Corp.	6,027	268,744
Equity Bancshares, Inc., Class A	2,720	66,286
Esquire Financial Holdings, Inc.	380	14,858
Farmers & Merchants Bancorp, Inc.(x)	1,733	42,147
Farmers National Banc Corp.(x)	6,335	80,074
FB Financial Corp.	6,029	187,381
Financial Institutions, Inc.	2,814	54,254
First Bancorp (Nasdaq Stock Exchange)	6,227	221,183
First Bancorp (Quotrix Stock Exchange)	25,014	285,660
First Bancorp, Inc. (The)	1,948	50,434
First Bancshares, Inc. (The)	4,342	112,154
First Bank	3,157	31,886
First Busey Corp.	8,775	178,483
First Business Financial Services, Inc.	1,457	44,453
First Commonwealth Financial Corp.	15,293	190,092
First Community Bankshares, Inc.	2,870	71,894
First Financial Bancorp	13,747	299,272
First Financial Corp.	2,020	75,710
First Foundation, Inc.	9,638	71,803
First Guaranty Bancshares, Inc.	1,443	22,612
First Internet Bancorp	1,929	32,118
First Interstate BancSystem, Inc., Class A	15,055	449,542
First Merchants Corp.	9,719	320,241
First Mid Bancshares, Inc.	3,284	89,390
First of Long Island Corp. (The)	4,051	54,688
First Western Financial, Inc.*	1,510	29,898
Five Star Bancorp	1,661	35,446
Flushing Financial Corp.	5,046	75,135
Fulton Financial Corp.	27,437	379,179
FVCBankcorp, Inc.(x)*	2,873	30,597
German American Bancorp, Inc.	4,711	157,206
Glacier Bancorp, Inc.	16,184	679,890
Great Southern Bancorp, Inc.	1,659	84,078
Guaranty Bancshares, Inc.	1,557	43,394
Hancock Whitney Corp.	14,238	518,263
Hanmi Financial Corp.	4,294	79,740
HarborOne Bancorp, Inc.	7,965	97,173
HBT Financial, Inc.	2,392	47,170
Heartland Financial USA, Inc.	7,013	269,019
Heritage Commerce Corp.	10,327	86,024
Heritage Financial Corp.	5,159	110,403
Hilltop Holdings, Inc.	8,538	253,322
Hingham Institution For Savings (The)(x)	253	59,060
Home Bancorp, Inc.	1,385	45,747
Home BancShares, Inc.	31,461	683,018
HomeStreet, Inc.	2,599	46,756
HomeTrust Bancshares, Inc.	2,140	52,623
Hope Bancorp, Inc.	17,238	169,277
Horizon Bancorp, Inc.	7,124	78,791
Independent Bank Corp.	3,254	57,824
Independent Bank Corp./MA	6,151	403,629
Independent Bank Group, Inc.	5,912	274,021
International Bancshares Corp.	9,060	387,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
John Marshall Bancorp, Inc.(x)	2,187	$47,239
Kearny Financial Corp.	10,492	85,195
Lakeland Bancorp, Inc.	10,565	165,237
Lakeland Financial Corp.	400	25,056
Live Oak Bancshares, Inc.	1,495	36,433
Luther Burbank Corp.	3,214	30,469
Macatawa Bank Corp.	5,206	53,205
Mercantile Bank Corp.	2,779	84,982
Metrocity Bankshares, Inc.	2,584	44,161
Metropolitan Bank Holding Corp.*	1,819	61,646
Mid Penn Bancorp, Inc.	2,643	67,687
Midland States Bancorp, Inc.	3,903	83,602
MidWestOne Financial Group, Inc.	2,567	62,686
MVB Financial Corp.	1,873	38,659
National Bank Holdings Corp., Class A	4,441	148,596
NBT Bancorp, Inc.	6,191	208,699
Nicolet Bankshares, Inc.*	1,875	118,219
Northeast Bank	1,197	40,291
Northfield Bancorp, Inc.	6,656	78,408
Northwest Bancshares, Inc.	17,668	212,546
OceanFirst Financial Corp.	9,790	180,919
OFG Bancorp	6,933	172,909
Old National Bancorp	49,061	707,460
Old Second Bancorp, Inc.	7,619	107,123
Origin Bancorp, Inc.	3,898	125,321
Orrstown Financial Services, Inc.	1,915	38,032
Pacific Premier Bancorp, Inc.	13,713	329,386
Park National Corp.	2,370	281,011
Parke Bancorp, Inc.	2,117	37,640
Pathward Financial, Inc.	2,662	110,446
PCB Bancorp	2,341	33,921
Peapack-Gladstone Financial Corp.	3,009	89,127
Peoples Bancorp, Inc.	4,806	123,754
Peoples Financial Services Corp.	1,299	56,312
Pioneer Bancorp, Inc.*	2,650	26,129
Preferred Bank	1,427	78,214
Premier Financial Corp.	6,137	127,220
Primis Financial Corp.	4,425	42,613
Provident Bancorp, Inc.	3,643	24,918
Provident Financial Services, Inc.	10,562	202,579
QCR Holdings, Inc.	2,742	120,401
RBB Bancorp	2,808	43,524
Red River Bancshares, Inc.	821	39,498
Renasant Corp.	8,009	244,915
Republic Bancorp, Inc., Class A	1,598	67,803
Republic First Bancorp, Inc.*	8,472	11,522
S&T Bancorp, Inc.	5,907	185,775
Sandy Spring Bancorp, Inc.	7,383	191,810
Seacoast Banking Corp. of Florida	11,694	277,148
Shore Bancshares, Inc.	3,461	49,423
Sierra Bancorp	2,704	46,563
Simmons First National Corp., Class A	17,188	300,618
SmartFinancial, Inc.	2,878	66,597
South Plains Financial, Inc.	1,933	41,386
Southern First Bancshares, Inc.*	1,527	46,879
Southern Missouri Bancorp, Inc.	1,468	54,918
Southside Bancshares, Inc.	4,719	156,671
SouthState Corp.	12,507	891,249
Stellar Bancorp, Inc.	7,841	192,967
Sterling Bancorp, Inc.*	4,177	23,642
Stock Yards Bancorp, Inc.	865	47,696
Summit Financial Group, Inc.	2,170	45,027
Texas Capital Bancshares, Inc.*	8,165	399,758
Third Coast Bancshares, Inc.*	2,545	39,982
Tompkins Financial Corp.	2,252	149,105
Towne Bank	11,741	312,898
TriCo Bancshares	5,364	223,089
Triumph Financial, Inc.*	2,207	128,138
TrustCo Bank Corp.	2,656	84,833
Trustmark Corp.	8,764	216,471
UMB Financial Corp.	7,424	428,513
United Bankshares, Inc.	21,186	745,747
United Community Banks, Inc.	17,127	481,611
Unity Bancorp, Inc.	1,488	33,941
Univest Financial Corp.	5,000	118,700
USCB Financial Holdings, Inc.*	2,473	24,458
Valley National Bancorp	74,603	689,332
Veritex Holdings, Inc.	5,735	104,721
Washington Federal, Inc.	10,625	320,025
Washington Trust Bancorp, Inc.	3,000	103,980
WesBanco, Inc.	9,464	290,545
West Bancorp, Inc.	2,414	44,104
Westamerica Bancorp	2,974	131,748
WSFS Financial Corp.	8,569	322,280

		29,397,886

Capital Markets (2.8%)
Artisan Partners Asset Management, Inc., Class A	3,652	116,791
AssetMark Financial Holdings, Inc.*	3,757	118,158
Associated Capital Group, Inc., Class A‡	146,454	5,411,475
Bakkt Holdings, Inc.(x)*	9,199	15,822
BGC Partners, Inc., Class A	51,833	271,086
Brightsphere Investment Group, Inc.	548	12,922
Donnelley Financial Solutions, Inc.*	4,007	163,726
Federated Hermes, Inc., Class B	15,300	614,142
Galaxy Digital Holdings Ltd.(x)*	60,000	229,079
GAMCO Investors, Inc., Class A	85,505	1,620,320
GCM Grosvenor, Inc., Class A	1,644	12,840
MarketWise, Inc.(x)*	2,252	4,166
Moelis & Co., Class A	5,359	206,000
Onex Corp.	8,700	404,637
Oppenheimer Holdings, Inc., Class A	1,518	59,430
OTC Markets Group, Inc., Class A	100	5,650
Perella Weinberg Partners	877	7,981
Piper Sandler Cos.	2,936	406,959
Sculptor Capital Management, Inc.	2,082	17,926
Silvercrest Asset Management Group, Inc., Class A	458	8,326
Star Holdings*	2,207	38,380
StoneX Group, Inc.*	2,713	280,877
Urbana Corp.(x)	9,000	24,972
Urbana Corp. (Non-Voting)(x)	8,600	23,162
Value Line, Inc.	23	1,112
Victory Capital Holdings, Inc., Class A	2,034	59,535
Virtus Investment Partners, Inc.	1,046	199,148

		10,334,622

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	428	11,612
Bread Financial Holdings, Inc.	6,275	190,258
Consumer Portfolio Services, Inc.(x)*	1,457	15,575
Curo Group Holdings Corp.(x)	658	1,138
Encore Capital Group, Inc.(x)*	3,943	198,924
Enova International, Inc.*	5,272	234,235
EZCORP, Inc., Class A*	8,806	75,731
FirstCash Holdings, Inc.	3,178	303,086
Green Dot Corp., Class A*	6,494	111,567
LendingClub Corp.*	17,527	126,370
Moneylion, Inc.(x)*	21,634	12,284
Navient Corp.	17,325	277,027
Nelnet, Inc., Class A	2,446	224,763
Oportun Financial Corp.*	4,369	16,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
OppFi, Inc.*	2,536	$5,199
PRA Group, Inc.*	6,531	254,448
PROG Holdings, Inc.*	6,946	165,245
Regional Management Corp.	1,598	41,692
Sunlight Financial Holdings, Inc.(x)*	3,603	1,125
World Acceptance Corp.*	189	15,742

		2,282,885

Financial Services (1.3%)
Alerus Financial Corp.	2,839	45,566
A-Mark Precious Metals, Inc.	3,006	104,158
AvidXchange Holdings, Inc.*	2,531	19,742
Banco Latinoamericano de Comercio Exterior SA, Class E	4,906	85,266
Cannae Holdings, Inc.*	11,937	240,889
Cantaloupe, Inc.*	3,859	21,996
Cass Information Systems, Inc.	2,066	89,478
Compass Diversified Holdings	10,690	203,965
Enact Holdings, Inc.(x)	5,225	119,443
Essent Group Ltd.	17,632	706,162
Federal Agricultural Mortgage Corp., Class C	1,574	209,641
Finance of America Cos., Inc., Class A*	6,040	7,490
Home Point Capital, Inc.	915	1,766
Jackson Financial, Inc., Class A	12,586	470,842
Merchants Bancorp	2,792	72,704
MoneyGram International, Inc.*	15,224	158,634
Mr Cooper Group, Inc.*	11,638	476,809
NMI Holdings, Inc., Class A*	13,035	291,072
Paysafe Ltd.*	4,592	79,304
PennyMac Financial Services, Inc.‡	4,579	272,954
Radian Group, Inc.	25,748	569,031
Repay Holdings Corp.*	14,134	92,860
StoneCo Ltd., Class A*	21,852	208,468
SWK Holdings Corp.(x)*	823	14,699
Velocity Financial, Inc.*	1,217	10,990
Walker & Dunlop, Inc.	1,625	123,776
Waterstone Financial, Inc.	3,603	54,513

		4,752,218

Insurance (1.4%)
Ambac Financial Group, Inc.*	7,682	118,917
American Equity Investment Life Holding Co.	11,943	435,800
AMERISAFE, Inc.	3,265	159,822
Argo Group International Holdings Ltd.(x)	5,262	154,124
Bright Health Group, Inc.(x)*	57,177	12,596
CNO Financial Group, Inc.	19,163	425,227
Crawford & Co., Class A	3,137	26,225
Donegal Group, Inc., Class A	2,930	44,770
eHealth, Inc.*	3,004	28,117
Employers Holdings, Inc.	3,931	163,883
Enstar Group Ltd.*	1,895	439,242
Genworth Financial, Inc., Class A*	71,301	357,931
Goosehead Insurance, Inc., Class A*	378	19,732
Greenlight Capital Re Ltd., Class A*	5,259	49,382
Hippo Holdings, Inc.(x)*	3,188	51,741
Horace Mann Educators Corp.	5,839	195,490
Investors Title Co.	238	35,938
James River Group Holdings Ltd.	5,410	111,717
Lemonade, Inc.(x)*	8,108	115,620
MBIA, Inc.*	7,869	72,867
Mercury General Corp.	4,575	145,211
National Western Life Group, Inc., Class A	409	99,232
NI Holdings, Inc.*	1,993	25,909
Oscar Health, Inc., Class A*	20,500	134,070
ProAssurance Corp.	7,537	139,284
Root, Inc., Class A(x)*	2,410	10,869
Safety Insurance Group, Inc.	2,167	161,485
Selective Insurance Group, Inc.	9,954	948,915
Selectquote, Inc.*	25,008	54,267
SiriusPoint Ltd.*	13,634	110,844
Skyward Specialty Insurance Group, Inc.(x)*	1,735	37,944
Stewart Information Services Corp.	3,891	157,002
Tiptree, Inc.	4,403	64,152
Trean Insurance Group, Inc.*	3,696	22,620
United Fire Group, Inc.	3,315	88,013
Universal Insurance Holdings, Inc.	3,150	57,393

		5,276,351

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,474	30,084
Angel Oak Mortgage REIT, Inc. (REIT)(x)	3,199	23,353
Apollo Commercial Real Estate Finance, Inc. (REIT)	23,458	218,394
Arbor Realty Trust, Inc. (REIT)(x)	26,931	309,437
Ares Commercial Real Estate Corp. (REIT)(x)	9,468	86,064
ARMOUR Residential REIT, Inc. (REIT)(x)	26,764	140,511
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	28,506	508,832
BrightSpire Capital, Inc. (REIT)	16,521	97,474
Broadmark Realty Capital, Inc. (REIT)	20,731	97,436
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,318	17,806
Chimera Investment Corp. (REIT)(x)	39,414	222,295
Claros Mortgage Trust, Inc. (REIT)	14,902	173,608
Dynex Capital, Inc. (REIT)	8,665	105,020
Ellington Financial, Inc. (REIT)(x)	10,052	122,735
Franklin BSP Realty Trust, Inc. (REIT)(x)	13,628	162,582
Granite Point Mortgage Trust, Inc. (REIT)	8,132	40,335
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	13,579	388,359
Invesco Mortgage Capital, Inc. (REIT)	6,285	69,704
KKR Real Estate Finance Trust, Inc. (REIT)	9,034	102,897
Ladder Capital Corp. (REIT)	18,095	170,998
MFA Financial, Inc. (REIT)	16,860	167,251
New York Mortgage Trust, Inc. (REIT)	14,892	148,324
Nexpoint Real Estate Finance, Inc. (REIT)	1,082	16,955
Orchid Island Capital, Inc. (REIT)(x)	6,434	69,037
PennyMac Mortgage Investment Trust (REIT)(x)‡	11,637	143,484
Ready Capital Corp. (REIT)(x)	11,406	115,999
Redwood Trust, Inc. (REIT)	18,055	121,691
TPG RE Finance Trust, Inc. (REIT)	11,019	79,998
Two Harbors Investment Corp. (REIT)	16,010	235,507

		4,186,170

Total Financials		56,230,132

Health Care (4.8%)
Biotechnology (2.5%)
2seventy bio, Inc.*	6,474	66,035
4D Molecular Therapeutics, Inc.*	4,843	83,251
Absci Corp.(x)*	8,803	15,405
Acrivon Therapeutics, Inc.*	772	9,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Adicet Bio, Inc.*	5,122	$29,503
ADMA Biologics, Inc.*	18,806	62,248
Aerovate Therapeutics, Inc.*	1,489	30,033
Affimed NV(x)*	1,287	960
Agios Pharmaceuticals, Inc.*	9,170	210,635
Akero Therapeutics, Inc.*	5,263	201,362
Allogene Therapeutics, Inc.(x)*	13,304	65,722
Allovir, Inc.*	5,044	19,873
Alpine Immune Sciences, Inc.*	1,988	15,347
ALX Oncology Holdings, Inc.*	3,389	15,318
AnaptysBio, Inc.*	3,201	69,654
Anika Therapeutics, Inc.*	2,568	73,753
Arbutus Biopharma Corp.*	7,855	23,801
Arcellx, Inc.(x)*	4,807	148,104
Arcturus Therapeutics Holdings, Inc.*	338	8,102
Arcus Biosciences, Inc.*	8,308	151,538
Atara Biotherapeutics, Inc.*	14,514	42,091
Avidity Biosciences, Inc.*	10,607	162,817
BioCryst Pharmaceuticals, Inc.*	9,497	79,205
Biohaven Ltd.*	3,821	52,195
Bioxcel Therapeutics, Inc.(x)*	3,155	58,872
Bluebird Bio, Inc.*	16,950	53,901
Bridgebio Pharma, Inc.*	6,374	105,681
C4 Therapeutics, Inc.*	6,640	20,850
Caribou Biosciences, Inc.*	9,937	52,765
Celldex Therapeutics, Inc.*	6,079	218,722
Century Therapeutics, Inc.(x)*	3,168	10,993
Chimerix, Inc.*	5,292	6,668
Chinook Therapeutics, Inc.*	8,566	198,303
Cogent Biosciences, Inc.*	10,478	113,058
Crinetics Pharmaceuticals, Inc.*	7,760	124,626
CTI BioPharma Corp.(x)*	12,946	54,373
Cullinan Oncology, Inc.*	4,224	43,211
Cytokinetics, Inc.*	1,243	43,741
Day One Biopharmaceuticals, Inc.(x)*	4,589	61,355
Deciphera Pharmaceuticals, Inc.*	6,017	92,963
Design Therapeutics, Inc.(x)*	5,520	31,850
Dyne Therapeutics, Inc.*	5,092	58,660
Editas Medicine, Inc.*	11,606	84,143
Eiger BioPharmaceuticals, Inc.*	571	512
Emergent BioSolutions, Inc.*	8,145	84,382
Enanta Pharmaceuticals, Inc.*	3,023	122,250
Enochian Biosciences, Inc.(x)*	2,749	2,516
EQRx, Inc.*	32,482	63,015
Erasca, Inc.(x)*	12,152	36,577
FibroGen, Inc.*	1,568	29,259
Generation Bio Co.*	8,527	36,666
Geron Corp.*	21,309	46,241
HilleVax, Inc.(x)*	2,161	35,721
Icosavax, Inc.(x)*	3,675	21,315
Ideaya Biosciences, Inc.*	7,215	99,062
IGM Biosciences, Inc.(x)*	439	6,032
ImmunityBio, Inc.(x)*	2,783	5,065
ImmunoGen, Inc.*	17,599	67,580
Immunovant, Inc.*	7,248	112,416
Inovio Pharmaceuticals, Inc.(x)*	39,310	32,234
Instil Bio, Inc.*	10,994	7,265
Intellia Therapeutics, Inc.*	4,882	181,952
Invivyd, Inc.(x)*	8,498	10,198
Iovance Biotherapeutics, Inc.*	24,735	151,131
iTeos Therapeutics, Inc.(x)*	3,922	53,378
Janux Therapeutics, Inc.*	2,686	32,501
Jounce Therapeutics, Inc.(x)*	6,839	12,652
KalVista Pharmaceuticals, Inc.*	3,886	30,544
Keros Therapeutics, Inc.*	156	6,661
Kezar Life Sciences, Inc.*	9,932	31,087
Kiniksa Pharmaceuticals Ltd., Class A*	210	2,260
Kinnate Biopharma, Inc.*	4,689	29,306
Kodiak Sciences, Inc.*	5,441	33,734
Kronos Bio, Inc.(x)*	6,729	9,824
Krystal Biotech, Inc.*	2,334	186,860
Kura Oncology, Inc.*	10,697	130,824
Kymera Therapeutics, Inc.*	6,168	182,758
Lexicon Pharmaceuticals, Inc.*	7,974	19,377
Lyell Immunopharma, Inc.(x)*	28,819	68,013
MacroGenics, Inc.*	9,667	69,312
MannKind Corp.(x)*	36,506	149,675
MeiraGTx Holdings plc*	4,502	23,275
Mersana Therapeutics, Inc.*	15,171	62,353
MiMedx Group, Inc.*	18,055	61,568
Mineralys Therapeutics, Inc.(x)*	1,114	17,445
Monte Rosa Therapeutics, Inc.(x)*	4,606	35,881
Morphic Holding, Inc.*	592	22,283
Myriad Genetics, Inc.*	13,235	307,449
Nkarta, Inc.(x)*	5,100	18,105
Nurix Therapeutics, Inc.*	8,116	72,070
Nuvalent, Inc., Class A(x)*	3,322	86,671
Pardes Biosciences, Inc.*	5,616	7,413
PepGen, Inc.*	1,941	23,738
PMV Pharmaceuticals, Inc.*	6,376	30,414
Point Biopharma Global, Inc.*	1,369	9,953
Praxis Precision Medicines, Inc.(x)*	5,523	4,468
Precigen, Inc.(x)*	1,719	1,822
Prime Medicine, Inc.(x)*	1,111	13,665
Protagonist Therapeutics, Inc.*	7,507	172,661
PTC Therapeutics, Inc.*	2,809	136,068
Rallybio Corp.(x)*	553	3,158
RAPT Therapeutics, Inc.(x)*	1,543	28,314
Recursion Pharmaceuticals, Inc., Class A(x)*	20,369	135,861
REGENXBIO, Inc.*	6,903	130,536
Relay Therapeutics, Inc.*	12,775	210,404
Replimune Group, Inc.*	7,879	139,143
REVOLUTION Medicines, Inc.*	12,603	272,981
Rocket Pharmaceuticals, Inc.*	9,495	162,649
Sage Therapeutics, Inc.*	8,742	366,814
Sana Biotechnology, Inc.(x)*	14,248	46,591
Sangamo Therapeutics, Inc.*	21,914	38,569
SpringWorks Therapeutics, Inc.(x)*	4,981	128,211
Stoke Therapeutics, Inc.*	3,523	29,347
Sutro Biopharma, Inc.*	8,659	40,005
Syndax Pharmaceuticals, Inc.*	7,942	167,735
Talaris Therapeutics, Inc.(x)*	3,043	5,721
Tango Therapeutics, Inc.(x)*	7,411	29,273
Tenaya Therapeutics, Inc.(x)*	7,346	20,936
Travere Therapeutics, Inc.*	834	18,757
Twist Bioscience Corp.*	3,257	49,116
Tyra Biosciences, Inc.(x)*	2,018	32,429
Vanda Pharmaceuticals, Inc.*	8,968	60,893
Vaxart, Inc.(x)*	23,324	17,649
VBI Vaccines, Inc.(x)*	26,766	8,110
Vera Therapeutics, Inc.(x)*	188	1,459
Veracyte, Inc.*	11,992	267,422
Verve Therapeutics, Inc.(x)*	6,533	94,206
Vir Biotechnology, Inc.*	11,827	275,214
Viridian Therapeutics, Inc.(x)*	1,633	41,543
VistaGen Therapeutics, Inc.(x)*	4,447	555
Xencor, Inc.*	9,607	267,939
Zentalis Pharmaceuticals, Inc.*	404	6,949

		9,477,430

Health Care Equipment & Supplies (0.5%)
Alphatec Holdings, Inc.*	1,082	16,879
AngioDynamics, Inc.*	5,961	61,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Artivion, Inc.*	888	$11,633
AtriCure, Inc.*	2,727	113,034
Avanos Medical, Inc.*	7,860	233,756
Bioventus, Inc., Class A(x)*	4,458	4,770
Butterfly Network, Inc.*	21,008	39,495
Cardiovascular Systems, Inc.*	2,963	58,845
Cue Health, Inc.*	17,155	31,222
Embecta Corp.	1,299	36,528
Figs, Inc., Class A*	3,025	18,725
Inari Medical, Inc.*	709	43,774
Inogen, Inc.(x)*	3,908	48,772
Integer Holdings Corp.*	5,490	425,475
LivaNova plc*	2,283	99,493
Merit Medical Systems, Inc.*	1,319	97,540
Nano-X Imaging Ltd.(x)*	6,592	38,036
Neogen Corp.*	3,172	58,746
OraSure Technologies, Inc.*	11,358	68,716
Orthofix Medical, Inc.*	5,952	99,696
RxSight, Inc.(x)*	255	4,253
Sight Sciences, Inc.*	3,145	27,487
Tactile Systems Technology, Inc.*	2,000	32,840
Utah Medical Products, Inc.	20	1,895
Varex Imaging Corp.*	6,380	116,052
ViewRay, Inc.*	2,882	9,972
Zimvie, Inc.*	3,333	24,098

		1,823,369

Health Care Providers & Services (0.7%)
23andMe Holding Co.(x)*	26,052	59,399
Accolade, Inc.*	11,156	160,423
AdaptHealth Corp.*	12,091	150,291
Addus HomeCare Corp.*	1,577	168,361
ATI Physical Therapy, Inc.(x)*	9,689	2,463
Aveanna Healthcare Holdings, Inc.(x)*	5,641	5,867
Brookdale Senior Living, Inc.*	29,781	87,854
CareMax, Inc.(x)*	9,366	25,007
Castle Biosciences, Inc.*	4,251	96,583
Community Health Systems, Inc.*	20,641	101,141
Cross Country Healthcare, Inc.*	5,038	112,448
Fulgent Genetics, Inc.*	3,502	109,332
GeneDx Holdings Corp.(x)*	52,491	19,159
Hims & Hers Health, Inc.*	2,965	29,413
Innovage Holding Corp.*	2,491	19,878
Invitae Corp.(x)*	40,827	55,116
LifeStance Health Group, Inc.(x)*	10,820	80,393
ModivCare, Inc.*	1,380	116,030
National HealthCare Corp.	2,058	119,508
NeoGenomics, Inc.*	20,892	363,730
OPKO Health, Inc.(x)*	69,243	101,095
Owens & Minor, Inc.*	10,581	153,954
P3 Health Partners, Inc.(x)*	1,470	1,558
Patterson Cos., Inc.	3,320	88,876
Pediatrix Medical Group, Inc.*	13,374	199,406
PetIQ, Inc.*	975	11,154
Select Medical Holdings Corp.	2,581	66,719
Surgery Partners, Inc.*	1,081	37,262

		2,542,420

Health Care Technology (0.2%)
American Well Corp., Class A*	36,297	85,661
Computer Programs and Systems, Inc.*	2,135	64,477
Health Catalyst, Inc.*	8,840	103,163
HealthStream, Inc.*	3,622	98,156
Multiplan Corp.(x)*	61,374	65,056
NextGen Healthcare, Inc.*	5,127	89,261
Pear Therapeutics, Inc.*	5,707	1,455
Phreesia, Inc.*	4,272	137,943
Sharecare, Inc.*	47,978	68,129
Veradigm, Inc.*	17,476	228,062

		941,363

Life Sciences Tools & Services (0.4%)
AbCellera Biologics, Inc.*	19,422	146,442
Adaptive Biotechnologies Corp.*	17,560	155,055
Alpha Teknova, Inc.*	1,070	3,167
BioLife Solutions, Inc.*	5,007	108,902
Bionano Genomics, Inc.(x)*	49,979	55,477
CryoPort, Inc.(x)*	1,395	33,480
Inotiv, Inc.(x)*	3,243	14,042
MaxCyte, Inc.(x)*	14,592	72,230
NanoString Technologies, Inc.*	758	7,504
Nautilus Biotechnology, Inc.*	6,569	18,196
OmniAb, Inc.(r)(x)*	806	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	10,436	38,405
Pacific Biosciences of California, Inc.*	41,137	476,366
PhenomeX, Inc.*	8,003	9,284
Quanterix Corp.*	4,766	53,713
Quantum-Si, Inc.(x)*	14,888	26,203
Seer, Inc.*	7,990	30,841
Singular Genomics Systems, Inc.(x)*	8,724	10,556
SomaLogic, Inc.*	24,244	61,822

		1,321,685

Pharmaceuticals (0.5%)
Amylyx Pharmaceuticals, Inc.*	6,795	199,365
AN2 Therapeutics, Inc.*	1,304	12,871
ANI Pharmaceuticals, Inc.*	2,176	86,431
Atea Pharmaceuticals, Inc.*	12,332	41,312
Athira Pharma, Inc.*	5,427	13,568
Cara Therapeutics, Inc.*	7,148	35,097
DICE Therapeutics, Inc.(x)*	5,758	164,967
Edgewise Therapeutics, Inc.(x)*	6,810	45,423
EyePoint Pharmaceuticals, Inc.(x)*	1,982	5,827
Fulcrum Therapeutics, Inc.*	8,664	24,692
Ligand Pharmaceuticals, Inc.*	2,175	159,993
Liquidia Corp.(x)*	2,773	19,161
Nektar Therapeutics*	29,316	20,606
NGM Biopharmaceuticals, Inc.*	3,878	15,822
Nuvation Bio, Inc.*	18,709	31,057
Phibro Animal Health Corp., Class A	123	1,884
Prestige Consumer Healthcare, Inc.*	8,279	518,514
Provention Bio, Inc.*	1,424	34,318
Reata Pharmaceuticals, Inc., Class A*	724	65,826
Relmada Therapeutics, Inc.*	1,170	2,644
Scilex Holding Co.(r)(x)*	8,559	59,656
Supernus Pharmaceuticals, Inc.*	8,397	304,223
Tarsus Pharmaceuticals, Inc.*	2,863	35,988
Theravance Biopharma, Inc.*	1,036	11,241
Theseus Pharmaceuticals, Inc.*	2,638	23,426
Third Harmonic Bio, Inc.*	1,082	4,458

		1,938,370

Total Health Care		18,044,637

Industrials (17.0%)
Aerospace & Defense (0.8%)
AAR Corp.*	5,630	307,117
Aerojet Rocketdyne Holdings, Inc.*	3,192	179,295
AerSale Corp.*	4,008	69,018
Archer Aviation, Inc., Class A*	23,195	66,338
Astra Space, Inc.(x)*	24,233	10,299
Astronics Corp.*	4,040	53,974
Ducommun, Inc.*	1,827	99,955
Kaman Corp.	4,539	103,762
Kratos Defense & Security Solutions, Inc.*	20,250	272,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Maxar Technologies, Inc.	12,181	$621,962
Momentus, Inc.(x)*	5,047	2,953
Moog, Inc., Class A	3,939	396,854
National Presto Industries, Inc.	958	69,062
Park Aerospace Corp.	3,481	46,819
Parsons Corp.*	5,735	256,584
Redwire Corp.(x)*	2,482	7,520
Terran Orbital Corp.(x)*	7,261	13,360
Triumph Group, Inc.*	10,687	123,862
V2X, Inc.*	1,884	74,833
Virgin Galactic Holdings, Inc.(x)*	22,023	89,193

		2,865,730

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,982	124,605
Hub Group, Inc., Class A*	5,331	447,484
Radiant Logistics, Inc.*	4,015	26,339

		598,428

Building Products (0.4%)
American Woodmark Corp.*	2,495	129,915
AZZ, Inc.	3,964	163,475
Caesarstone Ltd.(x)	4,791	19,787
Gibraltar Industries, Inc.*	5,268	255,498
Griffon Corp.	3,514	112,483
JELD-WEN Holding, Inc.*	9,060	114,700
Quanex Building Products Corp.	5,578	120,094
Resideo Technologies, Inc.*	24,066	439,926
UFP Industries, Inc.	1,223	97,192
View, Inc.(x)*	16,506	8,253

		1,461,323

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	11,127	500,047
ACCO Brands Corp.	16,181	86,083
ACV Auctions, Inc., Class A*	10,022	129,384
Brady Corp., Class A	1,787	96,016
BrightView Holdings, Inc.*	7,112	39,969
Civeo Corp.*	256,000	5,286,400
CompX International, Inc.	265	4,791
CoreCivic, Inc. (REIT)*	18,456	169,795
Deluxe Corp.	7,316	117,056
Ennis, Inc.	4,529	95,517
GEO Group, Inc. (The)(x)*	19,114	150,809
Harsco Corp.*	12,983	88,674
Healthcare Services Group, Inc.	6,728	93,317
Heritage-Crystal Clean, Inc.*	2,557	91,055
Interface, Inc.	1,602	13,008
KAR Auction Services, Inc.*	107,128	1,465,511
Kimball International, Inc., Class B	5,835	72,354
Li-Cycle Holdings Corp.(x)*	13,451	75,729
Liquidity Services, Inc.*	2,211	29,119
Matthews International Corp., Class A	4,878	175,901
MillerKnoll, Inc.	12,760	260,942
NL Industries, Inc.	958	5,806
Quad/Graphics, Inc.*	5,092	21,845
Ritchie Bros Auctioneers, Inc.	30,696	1,727,878
Steelcase, Inc., Class A	14,969	126,039
UniFirst Corp.	2,519	443,923
Viad Corp.*	3,600	75,024
VSE Corp.	1,810	81,269

		11,523,261

Construction & Engineering (0.6%)
API Group Corp.*	34,383	772,930
Arcosa, Inc.	8,025	506,458
Argan, Inc.	2,114	85,554
Concrete Pumping Holdings, Inc.*	3,918	26,642
Fluor Corp.*	2,102	64,973
Granite Construction, Inc.	7,444	305,800
Great Lakes Dredge & Dock Corp.*	7,605	41,295
IES Holdings, Inc.*	358	15,426
Northwest Pipe Co.*	1,188	37,101
Primoris Services Corp.	8,134	200,584
Sterling Infrastructure, Inc.*	735	27,842
Tutor Perini Corp.*	6,699	41,333

		2,125,938

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	130	5,025
Encore Wire Corp.	2,947	546,168
EnerSys	6,077	527,970
ESS Tech, Inc.(x)*	1,565	2,175
FuelCell Energy, Inc.(x)*	18,867	53,771
NEXTracker, Inc., Class A(x)*	653	23,678
NuScale Power Corp.(x)*	5,334	48,486
Powell Industries, Inc.	1,465	62,394
Preformed Line Products Co.	378	48,399
Stem, Inc.(x)*	1,138	6,452
Thermon Group Holdings, Inc.*	5,377	133,995

		1,458,513

Ground Transportation (0.2%)
ArcBest Corp.	2,746	253,785
Bird Global, Inc., Class A(x)*	32,485	9,093
Covenant Logistics Group, Inc.	1,515	53,661
Heartland Express, Inc.	7,714	122,807
Marten Transport Ltd.	2,607	54,617
TuSimple Holdings, Inc., Class A(x)*	26,018	38,246
Universal Logistics Holdings, Inc.	276	8,045
Werner Enterprises, Inc.	9,377	426,560

		966,814

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	518	10,267

Machinery (3.1%)
3D Systems Corp.*	21,590	231,445
Alamo Group, Inc.	213	39,226
Albany International Corp., Class A	4,205	375,759
Astec Industries, Inc.	3,659	150,934
Barnes Group, Inc.	8,270	333,116
CIRCOR International, Inc.*	2,284	71,078
Columbus McKinnon Corp.	4,643	172,534
Desktop Metal, Inc., Class A(x)*	42,996	98,891
EnPro Industries, Inc.	3,468	360,291
ESCO Technologies, Inc.	3,892	371,491
Fathom Digital Manufacturing C(x)*	1,678	911
Gorman-Rupp Co. (The)	2,830	70,750
Greenbrier Cos., Inc. (The)	5,187	166,866
Hillenbrand, Inc.	5,628	267,499
Hillman Solutions Corp.*	21,766	183,270
Hydrofarm Holdings Group, Inc.(x)*	6,404	11,079
Hyliion Holdings Corp.*	21,157	41,891
Hyster-Yale Materials Handling, Inc.	1,781	88,854
Kennametal, Inc.	13,777	379,970
Luxfer Holdings plc	2,316	39,140
Manitowoc Co., Inc. (The)*	5,836	99,737
Markforged Holding Corp.(x)*	15,693	15,047
Microvast Holdings, Inc.(x)*	9,956	12,345
Miller Industries, Inc.	1,687	59,635
Mueller Industries, Inc.	5,944	436,765
Nikola Corp.(x)*	3,859	4,669
Oshkosh Corp.	59,000	4,907,620
Proterra, Inc.(x)*	20,479	31,128
Proto Labs, Inc.*	3,669	121,627
RBC Bearings, Inc.*	4,057	944,186
REV Group, Inc.	5,159	61,856
SPX Technologies, Inc.*	7,300	515,234
Standex International Corp.	1,994	244,145
Tennant Co.	1,767	121,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.	5,722	$276,830
Trinity Industries, Inc.	11,294	275,122
Wabash National Corp.	1,016	24,983

		11,607,017

Marine Transportation (3.4%)
Clarkson plc	138,600	5,292,703
Costamare, Inc.	9,048	85,142
Eagle Bulk Shipping, Inc.(x)	2,340	106,470
Eneti, Inc.	3,743	34,997
Genco Shipping & Trading Ltd.	6,052	94,774
Golden Ocean Group Ltd.(x)	20,035	190,733
Matson, Inc.	6,240	372,341
Safe Bulkers, Inc.	11,245	41,494
Stolt-Nielsen Ltd.	203,800	6,496,541

		12,715,195

Passenger Airlines (0.2%)
Allegiant Travel Co.*	1,438	132,267
Blade Air Mobility, Inc.(x)*	10,642	35,970
Hawaiian Holdings, Inc.*	8,594	78,721
Joby Aviation, Inc.(x)*	3,873	16,809
SkyWest, Inc.*	8,182	181,395
Spirit Airlines, Inc.	17,676	303,497
Wheels Up Experience, Inc.(x)*	25,214	15,955

		764,614

Professional Services (3.7%)
Alight, Inc., Class A*	63,963	589,099
Atlas Technical Consultants, Inc.(x)*	782	9,533
Barrett Business Services, Inc.	187	16,576
CACI International, Inc., Class A*	32,200	9,540,216
Conduent, Inc.*	29,871	102,458
First Advantage Corp.*	8,894	124,160
Heidrick & Struggles International, Inc.	3,391	102,951
Huron Consulting Group, Inc.*	1,339	107,615
ICF International, Inc.	942	103,337
Kelly Services, Inc., Class A	5,808	96,355
Maximus, Inc.	620	48,794
Planet Labs PBC*	4,286	16,844
Resources Connection, Inc.	5,650	96,389
Science Applications International Corp.	24,000	2,579,040
Skillsoft Corp.(x)*	12,957	25,914
Spire Global, Inc.(x)*	19,172	12,807
Sterling Check Corp.*	261	2,910
TrueBlue, Inc.*	5,480	97,544
Willdan Group, Inc.*	1,828	28,553

		13,701,095

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.	2,511	39,799
Beacon Roofing Supply, Inc.*	2,533	149,067
BlueLinx Holdings, Inc.*	1,406	95,552
Boise Cascade Co.	5,258	332,568
Custom Truck One Source, Inc.(x)*	6,140	41,691
Distribution Solutions Group, Inc.*	102	4,637
DXP Enterprises, Inc.*	2,420	65,146
GATX Corp.	5,481	603,020
Global Industrial Co.	725	19,459
NOW, Inc.*	17,965	200,310
Rush Enterprises, Inc., Class A	6,961	380,071
Rush Enterprises, Inc., Class B	998	59,770
Textainer Group Holdings Ltd.	6,276	201,522
Titan Machinery, Inc.*	3,244	98,780
Triton International Ltd.	9,719	614,435

		2,905,827

Transportation Infrastructure (0.2%)
Braemar plc	172,600	643,894

Total Industrials		63,347,916

Information Technology (2.9%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	1,157	18,350
Aviat Networks, Inc.*	985	33,943
Calix, Inc.*	1,994	106,859
Comtech Telecommunications Corp.	4,314	53,839
Digi International, Inc.*	3,930	132,362
Inseego Corp.(x)*	9,513	5,540
NETGEAR, Inc.*	4,975	92,087
NetScout Systems, Inc.*	11,379	326,008
Ribbon Communications, Inc.*	11,644	39,823

		808,811

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc.(x)*	2,722	23,409
Aeva Technologies, Inc.(x)*	14,193	16,889
Belden, Inc.	3,324	288,423
Benchmark Electronics, Inc.	5,972	141,477
Cepton, Inc.*	1,341	623
ePlus, Inc.*	1,120	54,925
Evolv Technologies Holdings, Inc.(x)*	13,318	41,552
FARO Technologies, Inc.*	2,813	69,228
Insight Enterprises, Inc.*	857	122,517
Itron, Inc.*	6,954	385,599
Kimball Electronics, Inc.*	3,840	92,544
Knowles Corp.*	15,054	255,918
Methode Electronics, Inc.	5,919	259,726
Mirion Technologies, Inc.*	22,480	191,979
nLight, Inc.*	8,004	81,481
OSI Systems, Inc.*	2,300	235,428
Ouster, Inc.(x)*	45,185	37,806
PAR Technology Corp.*	2,622	89,043
PC Connection, Inc.	1,852	83,266
Plexus Corp.*	671	65,469
Sanmina Corp.*	9,420	574,526
ScanSource, Inc.*	3,959	120,512
TTM Technologies, Inc.*	16,408	221,344
Vishay Intertechnology, Inc.	21,687	490,560
Vishay Precision Group, Inc.*	1,997	83,395

		4,027,639

IT Services (0.1%)
Brightcove, Inc.*	1,680	7,476
Edgio, Inc.(x)*	1,836	1,452
Fastly, Inc., Class A*	18,923	336,073
Hackett Group, Inc. (The)	527	9,739
Information Services Group, Inc.	3,787	19,276
PFSweb, Inc.	2,651	11,240
Rackspace Technology, Inc.*	9,358	17,593
Squarespace, Inc., Class A*	3,734	118,629
Unisys Corp.*	2,740	10,631

		532,109

Semiconductors & Semiconductor Equipment (0.4%)
ACM Research, Inc., Class A*	6,927	81,046
Alpha & Omega Semiconductor Ltd.*	748	20,159
Amkor Technology, Inc.	13,216	343,880
AXT, Inc.*	6,922	27,550
Cohu, Inc.*	7,668	294,374
Diodes, Inc.*	2,079	192,848
Ichor Holdings Ltd.*	4,915	160,917
Impinj, Inc.*	329	44,586
Photronics, Inc.*	2,703	44,816
Rambus, Inc.*	2,918	149,577
Rigetti Computing, Inc.*	10,671	7,719
Ultra Clean Holdings, Inc.*	4,836	160,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Veeco Instruments, Inc.*	1,522	$32,160

		1,559,994

Software (0.9%)
A10 Networks, Inc.	2,151	33,319
Adeia, Inc.	16,945	150,133
American Software, Inc., Class A	1,496	18,865
Applied Digital Corp.(x)*	5,962	13,355
Blackbaud, Inc.*	432	29,938
Blend Labs, Inc., Class A(x)*	33,105	32,979
C3.ai, Inc., Class A(x)*	7,895	265,035
Cerence, Inc.*	6,814	191,405
Cipher Mining, Inc.(x)*	6,532	15,220
Cleanspark, Inc.(x)*	12,901	35,865
Consensus Cloud Solutions, Inc.*	1,548	52,771
Cvent Holding Corp.(x)*	7,328	61,262
Digimarc Corp.(x)*	94	1,847
E2open Parent Holdings, Inc.*	32,961	191,833
Ebix, Inc.	3,325	43,857
eGain Corp.*	1,655	12,561
EverCommerce, Inc.(x)*	3,298	34,893
ForgeRock, Inc., Class A(x)*	2,030	41,818
Greenidge Generation Holdings, Inc.(x)*	1,366	617
Instructure Holdings, Inc.*	2,334	60,451
InterDigital, Inc.	3,114	227,011
Kaleyra, Inc.(x)*	1,126	1,858
Latch, Inc.(x)*	16,657	12,694
LiveRamp Holdings, Inc.*	10,796	236,756
LiveVox Holdings, Inc.(x)*	4,021	12,425
Marathon Digital Holdings, Inc.(x)*	18,969	165,410
Matterport, Inc.(x)*	10,002	27,305
MicroStrategy, Inc., Class A(x)*	649	189,716
Mitek Systems, Inc.*	661	6,339
N-able, Inc.*	1,337	17,648
Olo, Inc., Class A*	15,422	125,843
ON24, Inc.*	7,577	66,374
OneSpan, Inc.*	4,140	72,450
Porch Group, Inc.(x)*	13,009	18,603
PowerSchool Holdings, Inc., Class A*	4,875	96,622
PROS Holdings, Inc.*	2,295	62,883
Riot Platforms, Inc.(x)*	26,010	259,840
Sapiens International Corp. NV	1,640	35,621
SecureWorks Corp., Class A*	2,089	17,903
SolarWinds Corp.*	8,558	73,599
Sumo Logic, Inc.*	7,071	84,711
Terawulf, Inc.(x)*	10,361	9,716
Upland Software, Inc.*	4,565	19,629
Verint Systems, Inc.*	1,140	42,454
WM Technology, Inc.(x)*	1,877	1,594
Xperi, Inc.*	6,619	72,346

		3,245,374

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	2,094	66,966
CompoSecure, Inc.(x)*	185	1,362
Corsair Gaming, Inc.(x)*	2,926	53,692
Diebold Nixdorf, Inc.(x)*	3,405	4,086
Eastman Kodak Co.*	8,922	36,580
IonQ, Inc.(x)*	16,623	102,232
Turtle Beach Corp.*	412	4,128
Xerox Holdings Corp.	19,445	299,453

		568,499

Total Information Technology		10,742,426

Materials (3.9%)
Chemicals (0.7%)
AdvanSix, Inc.	3,153	120,665
American Vanguard Corp.	561	12,275
Amyris, Inc.(x)*	27,409	37,276
Avient Corp.	4,030	165,875
Chase Corp.	896	93,838
Danimer Scientific, Inc.(x)*	14,082	48,583
Ecovyst, Inc.*	13,517	149,363
FutureFuel Corp.	4,933	36,406
Hawkins, Inc.	1,171	51,266
HB Fuller Co.	1,264	86,521
Innospec, Inc.	674	69,200
Intrepid Potash, Inc.*	1,912	52,771
Koppers Holdings, Inc.	3,323	116,205
Mativ Holdings, Inc.	8,245	177,020
Minerals Technologies, Inc.	5,460	329,893
Origin Materials, Inc.(x)*	6,385	27,264
Perimeter Solutions SA(x)*	19,091	154,255
PureCycle Technologies, Inc.(x)*	3,585	25,095
Quaker Chemical Corp.	762	150,838
Rayonier Advanced Materials, Inc.*	9,978	62,562
Sensient Technologies Corp.	447	34,222
Stepan Co.	3,241	333,920
Trinseo plc	6,034	125,809
Tronox Holdings plc	19,875	285,803
Valhi, Inc.	375	6,529

		2,753,454

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	19,955	568,518
United States Lime & Minerals, Inc.	78	11,910

		580,428

Containers & Packaging (0.2%)
Cryptyde, Inc.*	1,083	90
Greif, Inc., Class A	3,640	230,667
Greif, Inc., Class B	733	56,089
O-I Glass, Inc.*	4,724	107,282
Pactiv Evergreen, Inc.	7,344	58,752
Ranpak Holdings Corp.*	7,447	38,873
TriMas Corp.	6,732	187,554

		679,307

Metals & Mining (2.8%)
Arconic Corp.*	16,020	420,205
Carpenter Technology Corp.	7,775	348,009
Coeur Mining, Inc.*	45,491	181,509
Commercial Metals Co.	16,118	788,170
Constellium SE*	10,008	152,922
Haynes International, Inc.	2,000	100,180
Hecla Mining Co.(x)	92,204	583,651
Ivanhoe Electric, Inc.(x)*	3,813	46,328
Materion Corp.	209	24,244
Mesabi Trust	57,200	1,440,296
Novagold Resources, Inc.*	1,587	9,871
Olympic Steel, Inc.	1,626	84,894
Piedmont Lithium, Inc.(x)*	2,067	124,123
PolyMet Mining Corp.*	4,417	9,497
Ryerson Holding Corp.	3,113	113,251
Sandstorm Gold Ltd.	864,000	5,019,840
Schnitzer Steel Industries, Inc., Class A	3,789	117,838
SunCoke Energy, Inc.	14,777	132,697
TimkenSteel Corp.*	7,509	137,715
Tredegar Corp.	4,338	39,606
Warrior Met Coal, Inc.	7,850	288,174
Wheaton Precious Metals Corp.(x)	2,400	115,584
Worthington Industries, Inc.	5,114	330,620

		10,609,224

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,744	91,704
Glatfelter Corp.	6,919	22,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sylvamo Corp.	360	$16,653

		130,429

Total Materials		14,752,842

Real Estate (9.1%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,671	220,699
American Assets Trust, Inc. (REIT)	8,143	151,378
Armada Hoffler Properties, Inc. (REIT)	11,085	130,914
Broadstone Net Lease, Inc. (REIT)	28,215	479,937
CTO Realty Growth, Inc. (REIT)	3,486	60,168
Empire State Realty Trust, Inc. (REIT), Class A	21,976	142,624
Essential Properties Realty Trust, Inc. (REIT)	21,431	532,560
Gladstone Commercial Corp. (REIT)	507	6,404
Global Net Lease, Inc. (REIT)	17,627	226,683
iStar, Inc. (REIT)(x)	3,941	115,747
One Liberty Properties, Inc. (REIT)	2,448	56,133

		2,123,247

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	15,555	304,567
Community Healthcare Trust, Inc. (REIT)	1,443	52,814
Diversified Healthcare Trust (REIT)(x)	38,930	52,555
Global Medical REIT, Inc. (REIT)	11,105	101,167
LTC Properties, Inc. (REIT)	6,688	234,949
National Health Investors, Inc. (REIT)	7,074	364,877
Physicians Realty Trust (REIT)	38,162	569,759
Sabra Health Care REIT, Inc. (REIT)	38,952	447,948

		2,128,636

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	36,155	561,126
Ashford Hospitality Trust, Inc. (REIT)(x)*	5,466	17,546
Braemar Hotels & Resorts, Inc. (REIT)	10,932	42,197
Chatham Lodging Trust (REIT)	7,602	79,745
DiamondRock Hospitality Co. (REIT)	34,647	281,680
Hersha Hospitality Trust (REIT), Class A	4,537	30,489
Pebblebrook Hotel Trust (REIT)(x)	21,368	300,007
RLJ Lodging Trust (REIT)	27,404	290,482
Ryman Hospitality Properties, Inc. (REIT)	8,926	800,930
Service Properties Trust (REIT)	26,622	265,155
Summit Hotel Properties, Inc. (REIT)	17,282	120,974
Sunstone Hotel Investors, Inc. (REIT)	35,040	346,195
Xenia Hotels & Resorts, Inc. (REIT)	18,131	237,335

		3,373,861

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)	785	52,038
Industrial Logistics Properties Trust (REIT)	9,984	30,651
LXP Industrial Trust (REIT)	45,482	468,919
Plymouth Industrial REIT, Inc. (REIT)	6,156	129,337
STAG Industrial, Inc. (REIT)	30,041	1,015,987
Terreno Realty Corp. (REIT)	13,357	862,862

		2,559,794

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	26,350	124,636
City Office REIT, Inc. (REIT)	6,590	45,471
Corporate Office Properties Trust (REIT)	16,354	387,753
Easterly Government Properties, Inc. (REIT)	15,050	206,787
Equity Commonwealth (REIT)	16,966	351,366
Franklin Street Properties Corp. (REIT)	19,131	30,036
Office Properties Income Trust (REIT)	7,776	95,645
Orion Office REIT, Inc. (REIT)	10,226	68,514
Paramount Group, Inc. (REIT)	32,734	149,267
Piedmont Office Realty Trust, Inc. (REIT), Class A	20,837	152,110
Postal Realty Trust, Inc. (REIT), Class A	878	13,363

		1,624,948

Real Estate Management & Development (3.1%)
American Realty Investors, Inc.(x)*	237	6,238
Anywhere Real Estate, Inc.*	17,359	91,656
DigitalBridge Group, Inc.	2,868	34,387
Doma Holdings, Inc.(x)*	21,020	8,566
Douglas Elliman, Inc.	12,860	39,995
DREAM Unlimited Corp., Class A	277,200	4,859,316
Forestar Group, Inc.*	2,064	32,116
FRP Holdings, Inc.*	1,113	64,420
Howard Hughes Corp. (The)*	50,000	4,000,000
Kennedy-Wilson Holdings, Inc.(x)	19,246	319,291
Newmark Group, Inc., Class A	21,926	155,236
RE/MAX Holdings, Inc., Class A	2,899	54,385
RMR Group, Inc. (The), Class A	934	24,508
Stratus Properties, Inc.	810	16,200
Tejon Ranch Co.*	96,991	1,772,026
Transcontinental Realty Investors, Inc.*	196	8,308

		11,486,648

Residential REITs (1.3%)
Apartment Investment and Management Co. (REIT), Class A	23,882	183,653
Bluerock Homes Trust, Inc. (REIT)*	359	7,115
BRT Apartments Corp. (REIT)	1,862	36,719
Centerspace (REIT)	2,488	135,919
Clipper Realty, Inc. (REIT)	267	1,533
Elme Communities (REIT)	14,086	251,576
Equity LifeStyle Properties, Inc. (REIT)	51,600	3,463,908
Independence Realty Trust, Inc. (REIT)	37,681	604,026
NexPoint Residential Trust, Inc. (REIT)	162	7,074
UMH Properties, Inc. (REIT)	1,977	29,240
Veris Residential, Inc. (REIT)*	13,825	202,398

		4,923,161

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	13,701	191,129
Agree Realty Corp. (REIT)	14,591	1,001,088
CBL & Associates Properties, Inc. (REIT)(x)	3,568	91,484
Getty Realty Corp. (REIT)	6,274	226,052
InvenTrust Properties Corp. (REIT)	11,013	257,704
Kite Realty Group Trust (REIT)	36,419	761,885
Macerich Co. (The) (REIT)	35,148	372,569
Necessity Retail REIT, Inc. (The) (REIT)	22,767	142,977
NETSTREIT Corp. (REIT)	8,737	159,712
Retail Opportunity Investments Corp. (REIT)	20,586	287,381
RPT Realty (REIT)	13,449	127,900
Saul Centers, Inc. (REIT)	129	5,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SITE Centers Corp. (REIT)	32,487	$398,940
Urban Edge Properties (REIT)	19,526	294,062
Urstadt Biddle Properties, Inc. (REIT), Class A	4,500	79,065
Whitestone REIT (REIT)	7,689	70,739

		4,467,718

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	7,982	85,408
Four Corners Property Trust, Inc. (REIT)	12,884	346,064
Gladstone Land Corp. (REIT)	2,301	38,312
PotlatchDeltic Corp. (REIT)	12,020	594,990
Uniti Group, Inc. (REIT)	40,602	144,137

		1,208,911

Total Real Estate		33,896,924

Utilities (2.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	9,575	616,343
MGE Energy, Inc.	3,530	274,175
Otter Tail Corp.	3,722	268,989
PNM Resources, Inc.	14,095	686,145
Portland General Electric Co.	14,967	731,737
Via Renewables, Inc.(x)	38	698

		2,578,087

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	1,166	149,236
New Jersey Resources Corp.	14,794	787,041
Northwest Natural Holding Co.	5,844	277,941
ONE Gas, Inc.	8,969	710,614
Rubis SCA	18,300	489,947
Southwest Gas Holdings, Inc.	10,150	633,867
Spire, Inc.	8,474	594,366

		3,643,012

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc.(x)*	9,969	54,630
Ormat Technologies, Inc.	3,865	327,636
Sunnova Energy International, Inc.(x)*	16,145	252,185

		634,451

Multi-Utilities (0.5%)
Avista Corp.	11,047	468,945
Black Hills Corp.	10,882	686,654
NorthWestern Corp.	9,741	563,615
Unitil Corp.	2,625	149,730

		1,868,944

Water Utilities (0.3%)
American States Water Co.	3,155	280,448
Artesian Resources Corp., Class A	387	21,424
California Water Service Group	6,634	386,099
SJW Group	4,531	344,945

		1,032,916

Total Utilities		9,757,410
x
Total Common Stocks (95.1%) (Cost $267,014,447)		355,243,277

MASTER LIMITED PARTNERSHIP:
Industrials (0.6%)
Industrial Conglomerates (0.6%)
Icahn Enterprises LP (Cost $2,142,623)	45,300	2,342,463

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	237	—

Total Health Care		—

Materials (0.0%)†
Metals & Mining (0.0%)†
PolyMet Mining Corp., expiring 4/4/23*	4,417	12

Total Materials		12

Total Rights (0.0%)† (Cost $601)		12

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	12,534,401	12,538,161

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,399,950, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $3,468,412. (xx)	$3,398,591	3,398,591
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,324,769, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,460,153. (xx)	1,323,859	1,323,859
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $2,040,816. (xx)	2,000,000	2,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $2,000,817, collateralized by various Common Stocks; total market value $2,223,483. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		8,722,450

Total Short-Term Investments (5.7%) (Cost $21,261,361)		21,260,611

Total Investments in Securities (101.4%) (Cost $290,419,032)		378,846,363
Other Assets Less Liabilities (-1.4%)		(5,253,979)

Net Assets (100%)		$373,592,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $10,406,770. This was collateralized by $1,887,517 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $8,722,450 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	146,454	6,149,604	—	—	—	(738,129)	5,411,475	—	—
Financial Services
PennyMac Financial Services, Inc.	4,579	253,667	5,936	—	—	13,351	272,954	895	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)(x)	11,637	142,373	1,923	—	—	(812)	143,484	—	—

Total		6,545,644	7,859	—	—	(725,590)	5,827,913	895	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	14	6/2023	USD	1,269,450	44,873

					44,873

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,743,828	$—	$—		$11,743,828
Consumer Discretionary	57,559,556	—	—		57,559,556
Consumer Staples	17,942,051	—	—	(a)	17,942,051
Energy	61,225,555	—	—		61,225,555
Financials	56,230,132	—	—		56,230,132
Health Care	17,984,981	—	59,656		18,044,637
Industrials	50,914,778	12,433,138	—		63,347,916
Information Technology	10,742,426	—	—		10,742,426
Materials	14,752,842	—	—		14,752,842
Real Estate	33,896,924	—	—		33,896,924
Utilities	9,267,463	489,947	—		9,757,410
Futures	44,873	—	—		44,873
Master Limited Partnerships
Industrials	2,342,463	—	—		2,342,463
Rights
Health Care	—	—	—	(a)	—	(a)
Materials	12	—	—		12
Short-Term Investments
Investment Company	12,538,161	—	—		12,538,161
Repurchase Agreements	—	8,722,450	—		8,722,450

Total Assets	$357,186,045	$21,645,535	$59,656		$378,891,236

Total Liabilities	$—	$—	$—		$—

Total	$357,186,045	$21,645,535	$59,656		$378,891,236

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,712,338
Aggregate gross unrealized depreciation	(43,821,368)

Net unrealized appreciation	$87,890,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,000,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	83,700	$1,611,225
Deutsche Telekom AG (Registered)	59,869	1,450,081
Nippon Telegraph & Telephone Corp.	23,300	695,913
Singapore Telecommunications Ltd.	263,000	487,350
Swisscom AG (Registered)	926	590,846
Telstra Group Ltd.	184,009	519,802

		5,355,217

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	55,220	5,727,971

Media (1.0%)
Charter Communications, Inc., Class A*	2,655	949,454
Comcast Corp., Class A	45,100	1,709,741
Quebecor, Inc., Class B	20,600	509,246

		3,168,441

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	716,451
Rogers Communications, Inc., Class B	12,500	579,356
T-Mobile US, Inc.*	2,651	383,971

		1,679,778

Total Communication Services		15,931,407

Consumer Discretionary (4.7%)
Automobile Components (0.2%)
Bridgestone Corp.	14,600	593,107

Automobiles (0.6%)
Bayerische Motoren Werke AG	9,712	1,063,384
Mercedes-Benz Group AG	9,120	700,578
Tesla, Inc.*	1,755	364,093

		2,128,055

Broadline Retail (0.9%)
Amazon.com, Inc.*	23,660	2,443,841
Wesfarmers Ltd.	12,895	434,674

		2,878,515

Distributors (0.1%)
Pool Corp.	1,000	342,440

Hotels, Restaurants & Leisure (0.2%)
Aristocrat Leisure Ltd.	17,514	437,948
Restaurant Brands International, Inc.	6,100	409,510

		847,458

Household Durables (0.4%)
DR Horton, Inc.	3,600	351,684
Sekisui House Ltd.	41,900	853,807

		1,205,491

Specialty Retail (2.2%)
AutoZone, Inc.*	500	1,229,075
Home Depot, Inc. (The)	9,600	2,833,152
Lowe’s Cos., Inc.	6,600	1,319,802
O’Reilly Automotive, Inc.*	1,097	931,331
TJX Cos., Inc. (The)	8,500	666,060
Tractor Supply Co.	1,600	376,064

		7,355,484

Textiles, Apparel & Luxury Goods (0.1%)
Kering SA	736	480,355

Total Consumer Discretionary		15,830,905

Consumer Staples (13.0%)
Beverages (3.9%)
Brown-Forman Corp., Class B	9,400	604,138
Carlsberg A/S, Class B	2,875	444,533
Coca-Cola Co. (The)	58,600	3,634,958
Diageo plc	33,069	1,475,883
Heineken NV	10,495	1,129,837
Keurig Dr Pepper, Inc.	18,968	669,191
Monster Beverage Corp.*	8,200	442,882
PepsiCo, Inc.	21,783	3,971,041
Pernod Ricard SA	2,577	583,896

		12,956,359

Consumer Staples Distribution & Retail (2.8%)
Coles Group Ltd.	35,880	432,611
Costco Wholesale Corp.	4,987	2,477,891
Dollar General Corp.	3,600	757,656
George Weston Ltd.	3,500	463,818
Koninklijke Ahold Delhaize NV	31,924	1,091,975
Loblaw Cos. Ltd.	4,700	428,338
Metro, Inc.	7,900	434,544
Tesco plc	105,597	346,261
Walmart, Inc.	16,500	2,432,925
Woolworths Group Ltd.	19,619	497,542

		9,363,561

Food Products (3.2%)
Archer-Daniels-Midland Co.	17,200	1,370,152
Danone SA	9,011	560,197
General Mills, Inc.	20,400	1,743,384
Hershey Co. (The)	4,900	1,246,609
J M Smucker Co. (The)	2,200	346,214
Kellogg Co.	11,200	749,952
Mondelez International, Inc., Class A	28,700	2,000,964
Nestle SA (Registered)	21,803	2,661,641

		10,679,113

Household Products (2.3%)
Church & Dwight Co., Inc.	3,900	344,799
Clorox Co. (The)	2,000	316,480
Colgate-Palmolive Co.	25,400	1,908,810
Henkel AG & Co. KGaA
(Preference)(q)	5,806	453,712
Kimberly-Clark Corp.	10,800	1,449,576
Procter & Gamble Co. (The)	23,000	3,419,870

		7,893,247

Personal Care Products (0.8%)
Kao Corp.	10,100	394,373
L’Oreal SA	2,805	1,254,962
Unilever plc (Cboe Europe)	8,484	438,782
Unilever plc (London Stock Exchange)	10,307	533,984

		2,622,101

Total Consumer Staples		43,514,381

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Chevron Corp.	2,700	440,532
Enbridge, Inc.	38,500	1,467,928
ENEOS Holdings, Inc.	82,900	290,773
Equinor ASA	16,242	461,909
Exxon Mobil Corp.	16,300	1,787,458
OMV AG	6,826	312,622

Total Energy		4,761,222

Financials (18.7%)
Banks (5.7%)
Bank Hapoalim BM	84,967	707,550
Bank of America Corp.	44,400	1,269,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Montreal	11,400	$1,015,414
Bank of Nova Scotia (The)	30,000	1,510,988
Canadian Imperial Bank of Commerce	13,600	576,704
Commonwealth Bank of Australia	4,842	318,810
DBS Group Holdings Ltd.	30,600	760,478
DNB Bank ASA	17,175	308,073
Hang Seng Bank Ltd.	22,000	312,102
Israel Discount Bank Ltd., Class A	84,721	416,736
Japan Post Bank Co. Ltd.(x)	39,300	321,433
JPMorgan Chase & Co.	20,300	2,645,293
Mitsubishi UFJ Financial Group, Inc.	67,700	434,377
National Australia Bank Ltd.	16,141	299,641
National Bank of Canada	7,200	515,001
Nordea Bank Abp	70,135	748,963
Oversea-Chinese Banking Corp. Ltd.	38,600	359,930
Royal Bank of Canada	26,600	2,543,877
Sumitomo Mitsui Financial Group, Inc.	23,300	934,272
Svenska Handelsbanken AB, Class A	45,729	395,805
Toronto-Dominion Bank (The)	39,700	2,377,888
United Overseas Bank Ltd.	19,800	444,283

		19,217,458

Capital Markets (3.2%)
Ameriprise Financial, Inc.	1,000	306,500
ASX Ltd.	10,412	453,330
Bank of New York Mellon Corp. (The)	12,800	581,632
BlackRock, Inc.	1,100	736,032
Cboe Global Markets, Inc.	2,600	349,024
CME Group, Inc.	4,000	766,080
Deutsche Boerse AG	4,728	920,170
FactSet Research Systems, Inc.	900	373,581
Goldman Sachs Group, Inc. (The)	2,600	850,486
Hong Kong Exchanges & Clearing Ltd.	12,200	541,494
Intercontinental Exchange, Inc.	4,100	427,589
Moody’s Corp.	3,600	1,101,672
Morgan Stanley	4,500	395,100
Nasdaq, Inc.	13,500	738,045
Raymond James Financial, Inc.	3,600	335,772
S&P Global, Inc.	4,900	1,689,373
TMX Group Ltd.	3,100	313,097

		10,878,977

Consumer Finance (0.4%)
American Express Co.	8,000	1,319,600

Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	9,600	2,964,192
Fiserv, Inc.*	8,100	915,543
Jack Henry & Associates, Inc.	2,600	391,872
Mastercard, Inc., Class A	5,400	1,962,414
Visa, Inc., Class A	12,000	2,705,520

		8,939,541

Insurance (6.7%)
Aflac, Inc.	16,100	1,038,772
Allianz SE (Registered)	5,309	1,225,540
American Financial Group, Inc.	2,300	279,450
American International Group, Inc.	11,200	564,032
Aon plc, Class A	4,000	1,261,160
Arthur J Gallagher & Co.	6,500	1,243,515
Assicurazioni Generali SpA	45,444	907,162
Chubb Ltd.	4,700	912,646
Dai-ichi Life Holdings, Inc.	15,900	292,142
Gjensidige Forsikring ASA	24,351	399,060
Hannover Rueck SE	2,335	456,785
Hartford Financial Services Group, Inc. (The)	11,900	829,311
Intact Financial Corp.	5,700	815,756
Loews Corp.	12,300	713,646
Manulife Financial Corp.	17,500	321,125
Marsh & McLennan Cos., Inc.	12,400	2,065,220
Medibank Pvt Ltd.	185,639	418,083
MetLife, Inc.	5,800	336,052
MS&AD Insurance Group Holdings, Inc.(x)	13,800	428,529
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	4,606	1,610,908
Poste Italiane SpA(m)	33,001	337,780
Sampo OYJ, Class A	20,391	961,877
Sompo Holdings, Inc.	10,700	424,660
Sun Life Financial, Inc.	15,700	733,480
Tokio Marine Holdings, Inc.	27,100	522,520
Travelers Cos., Inc. (The)	8,900	1,525,549
Willis Towers Watson plc	2,700	627,426
Zurich Insurance Group AG	2,783	1,331,641

		22,583,827

Total Financials		62,939,403

Health Care (14.0%)
Biotechnology (0.6%)
Amgen, Inc.	2,571	621,539
CSL Ltd.	1,720	331,872
Gilead Sciences, Inc.	4,100	340,177
Vertex Pharmaceuticals, Inc.*	1,891	595,797

		1,889,385

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	23,400	2,369,484
Alcon, Inc.	5,967	423,266
Becton Dickinson & Co.	3,200	792,128
Boston Scientific Corp.*	8,400	420,252
Coloplast A/S, Class B	2,818	370,913
Edwards Lifesciences Corp.*	11,600	959,668
IDEXX Laboratories, Inc.*	1,600	800,128
Medtronic plc	24,700	1,991,314
ResMed, Inc.	3,300	722,667
Stryker Corp.	2,200	628,034

		9,477,854

Health Care Providers & Services (3.0%)
Cigna Group (The)	5,000	1,277,650
CVS Health Corp.	16,300	1,211,253
Elevance Health, Inc.	3,800	1,747,278
HCA Healthcare, Inc.	3,900	1,028,352
Laboratory Corp. of America Holdings	1,600	367,072
McKesson Corp.	3,200	1,139,360
UnitedHealth Group, Inc.	6,800	3,213,612

		9,984,577

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	9,500	1,314,230
Danaher Corp.	7,100	1,789,484
IQVIA Holdings, Inc.*	1,500	298,335
Mettler-Toledo International, Inc.*	600	918,126
Thermo Fisher Scientific, Inc.	3,900	2,247,843
Waters Corp.*	1,200	371,556
West Pharmaceutical Services, Inc.	2,500	866,175

		7,805,749

Pharmaceuticals (5.3%)
Astellas Pharma, Inc.	23,700	337,118
Bristol-Myers Squibb Co.	10,800	748,548
Eli Lilly and Co.	4,300	1,476,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	23,600	$3,658,000
Merck & Co., Inc.	21,100	2,244,829
Merck KGaA	4,054	753,721
Novartis AG (Registered)	14,984	1,375,604
Novo Nordisk A/S, Class B	10,315	1,636,914
Ono Pharmaceutical Co. Ltd.	13,000	271,212
Pfizer, Inc.	37,100	1,513,680
Roche Holding AG	4,192	1,199,698
Sanofi	7,938	864,465
Zoetis, Inc.	10,600	1,764,264

		17,844,759

Total Health Care		47,002,324

Industrials (18.3%)
Aerospace & Defense (1.7%)
Airbus SE	7,500	1,004,747
General Dynamics Corp.	7,100	1,620,291
Lockheed Martin Corp.	3,900	1,843,647
Northrop Grumman Corp.	3,000	1,385,160

		5,853,845

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	15,083	704,531
Expeditors International of
Washington, Inc.	11,800	1,299,416
United Parcel Service, Inc., Class B	5,500	1,066,945

		3,070,892

Building Products (1.2%)
Allegion plc	9,400	1,003,262
Assa Abloy AB, Class B	22,085	530,257
Carrier Global Corp.	10,300	471,225
Geberit AG (Registered)	974	544,676
Trane Technologies plc	8,100	1,490,238

		4,039,658

Commercial Services & Supplies (0.9%)
Brambles Ltd.	85,422	768,964
Cintas Corp.	1,700	786,556
Copart, Inc.*	10,200	767,142
Waste Management, Inc.	4,700	766,899

		3,089,561

Construction & Engineering (0.2%)
Vinci SA	4,716	541,159

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	10,019	343,572
Eaton Corp. plc	11,000	1,884,740
Rockwell Automation, Inc.	2,100	616,245
Schneider Electric SE	5,258	878,974

		3,723,531

Ground Transportation (2.1%)
Canadian National Railway Co.	13,800	1,628,329
Canadian Pacific Railway Ltd.	6,300	485,121
CSX Corp.	50,276	1,505,263
Hankyu Hanshin Holdings, Inc.	11,400	338,273
Old Dominion Freight Line, Inc.	2,100	715,764
Union Pacific Corp.	12,300	2,475,498

		7,148,248

Industrial Conglomerates (1.4%)
3M Co.	17,100	1,797,381
Honeywell International, Inc.	12,500	2,389,000
Siemens AG (Registered)	2,974	481,398

		4,667,779

Machinery (4.6%)
Atlas Copco AB, Class A	98,376	1,247,261
Caterpillar, Inc.	6,500	1,487,460
Cummins, Inc.	5,000	1,194,400
Deere & Co.	3,900	1,610,232
Dover Corp.	7,500	1,139,550
Epiroc AB, Class A	21,624	429,373
IDEX Corp.	1,500	346,545
Illinois Tool Works, Inc.	11,300	2,750,985
Knorr-Bremse AG	7,613	506,091
Kone OYJ, Class B	8,843	461,274
Otis Worldwide Corp.	4,000	337,600
PACCAR, Inc.	18,205	1,332,606
Pentair plc	19,100	1,055,657
Snap-on, Inc.	4,100	1,012,249
Volvo AB, Class B	27,847	574,373

		15,485,656

Marine Transportation (0.2%)
Kuehne + Nagel International AG (Registered)	1,738	515,730

Professional Services (2.3%)
Automatic Data Processing, Inc.	9,639	2,145,931
Booz Allen Hamilton Holding Corp.	5,000	463,450
Broadridge Financial Solutions, Inc.	3,500	512,995
Leidos Holdings, Inc.	3,500	322,210
Paychex, Inc.	8,500	974,015
Thomson Reuters Corp.	6,200	806,665
Verisk Analytics, Inc.	5,600	1,074,416
Wolters Kluwer NV	10,351	1,306,182

		7,605,864

Trading Companies & Distributors (1.7%)
Fastenal Co.	30,200	1,628,988
ITOCHU Corp.(x)	32,700	1,064,809
Marubeni Corp.	32,900	447,227
Mitsubishi Corp.	23,900	859,257
Mitsui & Co. Ltd.	34,500	1,075,191
WW Grainger, Inc.	900	619,929

		5,695,401

Total Industrials		61,437,324

Information Technology (15.7%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	38,244	1,999,205
Motorola Solutions, Inc.	3,900	1,115,907

		3,115,112

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	16,700	1,364,724
CDW Corp.	6,500	1,266,785
Omron Corp.	6,800	397,875

		3,029,384

IT Services (1.4%)
Accenture plc, Class A	6,900	1,972,089
Bechtle AG	11,050	527,475
CGI, Inc.*	4,700	452,960
Fujitsu Ltd.	2,800	378,462
Gartner, Inc.*	1,100	358,347
International Business Machines Corp.	2,300	301,507
VeriSign, Inc.*	3,000	633,990

		4,624,830

Semiconductors & Semiconductor Equipment (2.0%)
Applied Materials, Inc.	7,055	866,566
ASML Holding NV	1,926	1,316,026
KLA Corp.	1,900	758,423
NVIDIA Corp.	1,414	392,767
NXP Semiconductors NV	5,106	952,141
Texas Instruments, Inc.	13,100	2,436,731

		6,722,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.3%)
Adobe, Inc.*	3,469	$1,336,849
Autodesk, Inc.*	3,075	640,092
Cadence Design Systems, Inc.*	5,900	1,239,531
Microsoft Corp.	41,969	12,099,663
Nice Ltd.*	1,918	436,593
Roper Technologies, Inc.	800	352,552
SAP SE	3,760	472,997
Synopsys, Inc.*	3,000	1,158,750

		17,737,027

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	97,200	16,028,280
Canon, Inc.	19,600	439,666
FUJIFILM Holdings Corp.	7,100	360,672
HP, Inc.	26,100	766,035

		17,594,653

Total Information Technology		52,823,660

Materials (2.9%)
Chemicals (2.1%)
Air Liquide SA	3,003	503,091
Air Products and Chemicals, Inc.	2,200	631,862
Corteva, Inc.	23,000	1,387,130
Ecolab, Inc.	2,100	347,613
Evonik Industries AG	21,867	459,092
Givaudan SA (Registered)	280	912,407
Mitsubishi Chemical Group Corp.	76,600	455,771
Nitto Denko Corp.	6,600	426,523
Nutrien Ltd.	7,000	516,959
Sherwin-Williams Co. (The)	6,300	1,416,051

		7,056,499

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	304,181

Metals & Mining (0.7%)
BHP Group Ltd.	11,947	378,933
Rio Tinto Ltd.	6,629	533,750
Rio Tinto plc	6,776	459,244
Wheaton Precious Metals Corp.	20,100	968,042

		2,339,969

Total Materials		9,700,649

Real Estate (1.7%)
Diversified REITs (0.3%)
Daiwa House REIT Investment Corp. (REIT)	209	428,743
Nomura Real Estate Master Fund, Inc. (REIT)	310	347,620

		776,363

Real Estate Management & Development (0.2%)
Mitsubishi Estate Co. Ltd.	28,700	342,647
Swiss Prime Site AG (Registered)	4,939	411,179

		753,826

Residential REITs (0.5%)
AvalonBay Communities, Inc. (REIT)	1,900	319,314
Equity Residential (REIT)	9,300	558,000
Essex Property Trust, Inc. (REIT)	1,700	355,538
Mid-America Apartment Communities, Inc. (REIT)	3,300	498,432

		1,731,284

Specialized REITs (0.7%)
American Tower Corp. (REIT)	6,500	1,328,210
Crown Castle, Inc. (REIT)	7,800	1,043,952

		2,372,162

Total Real Estate		5,633,635

Utilities (4.0%)
Electric Utilities (1.4%)
Eversource Energy	18,300	1,432,158
Hydro One Ltd.(m)	20,000	569,441
Iberdrola SA	101,443	1,263,601
Red Electrica Corp. SA	31,834	559,975
Terna - Rete Elettrica Nazionale	99,482	816,482

		4,641,657

Gas Utilities (0.7%)
Atmos Energy Corp.	11,900	1,337,084
Hong Kong & China Gas Co. Ltd.	708,000	625,514
Snam SpA	59,536	316,025

		2,278,623

Multi-Utilities (1.6%)
CMS Energy Corp.	13,500	828,630
Consolidated Edison, Inc.	14,800	1,415,916
DTE Energy Co.	2,500	273,850
National Grid plc	90,171	1,223,949
Sempra Energy	7,600	1,148,816
WEC Energy Group, Inc.	5,600	530,824

		5,421,985

Water Utilities (0.3%)
American Water Works Co., Inc.	8,000	1,171,920

Total Utilities		13,514,185

Total Common Stocks (99.2%) (Cost $277,164,601)		333,089,095

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $263,390,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $268,694. (xx)	$263,285	263,285
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23,repurchase price $100,069,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $110,295. (xx)	100,000	100,000

Total Repurchase Agreements		363,285

Total Short-Term Investments (0.1%) (Cost $363,285)		363,285

Total Investments in Securities (99.3%) (Cost $277,527,886)		333,452,380
Other Assets Less Liabilities (0.7%)		2,344,116

Net Assets (100%)		$335,796,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $907,221 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $470,148. This was collateralized by $132,365 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.250%, maturing 7/15/23 - 8/15/51 and by cash of $363,285 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Austria	0.1
Brazil	0.3
Canada	5.8
China	0.3
Denmark	0.7
Finland	0.7
France	1.5
Germany	3.5
Hong Kong	0.4
Israel	0.5
Italy	0.7
Japan	4.4
Netherlands	1.4
Norway	0.4
Singapore	0.6
Spain	0.5
Sweden	0.9
Switzerland	1.9
United Kingdom	1.2
United States	71.7
Cash and Other	0.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,470,964	$4,460,443	$—	$15,931,407
Consumer Discretionary	11,267,052	4,563,853	—	15,830,905
Consumer Staples	31,214,192	12,300,189	—	43,514,381
Energy	3,695,918	1,065,304	—	4,761,222
Financials	44,945,269	17,994,134	—	62,939,403
Health Care	39,437,541	7,564,783	—	47,002,324
Industrials	46,814,005	14,623,319	—	61,437,324
Information Technology	48,493,894	4,329,766	—	52,823,660
Materials	5,571,838	4,128,811	—	9,700,649
Real Estate	4,103,446	1,530,189	—	5,633,635
Utilities	8,708,639	4,805,546	—	13,514,185
Short-Term Investments
Repurchase Agreements	—	363,285	—	363,285

Total Assets	$255,722,758	$77,729,622	$—	$333,452,380

Total Liabilities	$—	$—	$—	$—

Total	$255,722,758	$77,729,622	$—	$333,452,380

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,804,654
Aggregate gross unrealized depreciation	(8,548,148)

Net unrealized appreciation	$55,256,506

Federal income tax cost of investments in securities and derivative instruments, if applicable	$278,195,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.9%)
Liberty Global plc, Class A*	1,914	$37,323
Liberty Global plc, Class C*	2,868	58,450
Lumen Technologies, Inc.	10,645	28,209
Verizon Communications, Inc.	47,887	1,862,326

		1,986,308

Entertainment (1.3%)
Electronic Arts, Inc.	3,129	376,888
Walt Disney Co. (The)*	20,734	2,076,095
Warner Bros Discovery, Inc.*	26,276	396,768

		2,849,751

Interactive Media & Services (6.2%)
Alphabet, Inc., Class A*	68,021	7,055,818
Alphabet, Inc., Class C*	62,377	6,487,208
ZoomInfo Technologies, Inc., Class A*	3,086	76,255

		13,619,281

Media (0.2%)
Cable One, Inc.	60	42,120
John Wiley & Sons, Inc., Class A	514	19,928
New York Times Co. (The), Class A	1,836	71,384
Omnicom Group, Inc.	2,350	221,699
Scholastic Corp.	344	11,771

		366,902

Total Communication Services		18,822,242

Consumer Discretionary (10.4%)
Automobile Components (0.3%)
Aptiv plc*	3,068	344,199
Autoliv, Inc.	957	89,345
BorgWarner, Inc.	2,710	133,088

		566,632

Automobiles (3.0%)
Harley-Davidson, Inc.	1,508	57,259
Lucid Group, Inc.(x)*	4,672	37,563
Rivian Automotive, Inc., Class A(x)*	3,646	56,440
Tesla, Inc.*	30,567	6,341,430

		6,492,692

Broadline Retail (0.0%)†
Kohl’s Corp.	1,407	33,121
Nordstrom, Inc.(x)	1,304	21,216

		54,337

Distributors (0.1%)
LKQ Corp.	2,846	161,539
Pool Corp.	447	153,071

		314,610

Hotels, Restaurants & Leisure (3.0%)
Aramark	2,604	93,223
Booking Holdings, Inc.*	443	1,175,018
Choice Hotels International, Inc.	399	46,759
Darden Restaurants, Inc.	1,388	215,362
Domino’s Pizza, Inc.	392	129,309
Hilton Worldwide Holdings, Inc.	3,080	433,880
Jack in the Box, Inc.	238	20,846
Marriott International, Inc., Class A	3,074	510,407
McDonald’s Corp.	8,341	2,332,227
Royal Caribbean Cruises Ltd.*	2,607	170,237
Starbucks Corp.	13,065	1,360,458
Vail Resorts, Inc.	444	103,754

		6,591,480

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,453
Garmin Ltd.	1,771	178,729
La-Z-Boy, Inc.	547	15,907
Meritage Homes Corp.	414	48,339
Mohawk Industries, Inc.*	555	55,622
Newell Brands, Inc.	4,545	56,540
Whirlpool Corp.	607	80,136

		441,726

Leisure Products (0.1%)
Hasbro, Inc.	1,524	81,824
Mattel, Inc.*	4,134	76,107
Topgolf Callaway Brands Corp.*	1,567	33,878

		191,809

Specialty Retail (2.7%)
AutoNation, Inc.*	368	49,444
Best Buy Co., Inc.	2,327	182,134
Buckle, Inc. (The)	355	12,670
CarMax, Inc.*	1,826	117,375
Foot Locker, Inc.	1,017	40,365
GameStop Corp., Class A(x)*	2,972	68,415
Gap, Inc. (The)(x)	2,078	20,863
Home Depot, Inc. (The)	11,607	3,425,458
Lowe’s Cos., Inc.	6,875	1,374,794
ODP Corp. (The)*	473	21,276
Signet Jewelers Ltd.	506	39,357
Tractor Supply Co.	1,269	298,266
Ulta Beauty, Inc.*	582	317,580

		5,967,997

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	1,539	72,333
Columbia Sportswear Co.	394	35,555
Deckers Outdoor Corp.*	295	132,617
Hanesbrands, Inc.	3,990	20,987
NIKE, Inc., Class B	14,345	1,759,271
PVH Corp.	732	65,265
Under Armour, Inc., Class A*	2,099	19,919
Under Armour, Inc., Class C*	1,996	17,026
VF Corp.	3,790	86,829
Wolverine World Wide, Inc.	958	16,334

		2,226,136

Total Consumer Discretionary		22,847,419

Consumer Staples (8.3%)
Beverages (2.7%)
Coca-Cola Co. (The)	46,784	2,902,012
Keurig Dr Pepper, Inc.	8,916	314,556
PepsiCo, Inc.	15,676	2,857,735

		6,074,303

Consumer Staples Distribution & Retail (0.8%)
Kroger Co. (The)	7,782	384,197
Sysco Corp.	5,794	447,471
Target Corp.	5,231	866,410
United Natural Foods, Inc.*	720	18,972

		1,717,050

Food Products (1.9%)
Archer-Daniels-Midland Co.	6,277	500,026
Bunge Ltd.	1,674	159,901
Campbell Soup Co.	2,387	131,237
Conagra Brands, Inc.	5,524	207,481
Darling Ingredients, Inc.*	1,817	106,113
General Mills, Inc.	6,739	575,915
Hain Celestial Group, Inc. (The)*	1,148	19,688
Hormel Foods Corp.	3,399	135,552
Ingredion, Inc.	727	73,958
J M Smucker Co. (The)	1,203	189,316
Kellogg Co.	2,944	197,130
Kraft Heinz Co. (The)	8,388	324,364
Lamb Weston Holdings, Inc.	1,641	171,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,862	$238,147
Mondelez International, Inc., Class A	15,583	1,086,447

		4,116,792

Household Products (2.6%)
Church & Dwight Co., Inc.	2,772	245,073
Clorox Co. (The)	1,422	225,017
Colgate-Palmolive Co.	8,984	675,148
Kimberly-Clark Corp.	3,849	516,613
Procter & Gamble Co. (The)	26,986	4,012,548

		5,674,399

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,622	646,218

Total Consumer Staples		18,228,762

Energy (1.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	11,346	327,446
Core Laboratories NV	556	12,260
Halliburton Co.	10,305	326,050
NOV, Inc.	4,548	84,183
TechnipFMC plc*	4,614	62,981

		812,920

Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy, Inc.	2,573	405,505
HF Sinclair Corp.	1,720	83,214
Marathon Petroleum Corp.	5,355	722,015
ONEOK, Inc.	5,045	320,559
Phillips 66	5,400	547,452
Valero Energy Corp.	4,390	612,844
Williams Cos., Inc. (The)	13,825	412,814

		3,104,403

Total Energy		3,917,323

Financials (12.6%)
Banks (1.1%)
Bank of Hawaii Corp.	449	23,384
Cathay General Bancorp	851	29,376
Citizens Financial Group, Inc.	5,573	169,252
Comerica, Inc.	1,461	63,437
First Republic Bank	2,064	28,875
Huntington Bancshares, Inc.	16,583	185,730
International Bancshares Corp.	664	28,432
KeyCorp	10,703	134,002
M&T Bank Corp.	1,954	233,640
New York Community Bancorp, Inc.	7,801	70,521
Old National Bancorp	3,257	46,966
PNC Financial Services Group, Inc. (The)‡	4,593	583,770
Regions Financial Corp.	10,726	199,074
Truist Financial Corp.	15,046	513,069
Zions Bancorp NA	1,645	49,235

		2,358,763

Capital Markets (4.1%)
Ameriprise Financial, Inc.	1,212	371,478
Bank of New York Mellon Corp. (The)	8,786	399,236
BlackRock, Inc.‡	1,717	1,148,879
Charles Schwab Corp. (The)	16,556	867,203
CME Group, Inc.	4,080	781,402
FactSet Research Systems, Inc.	434	180,149
Franklin Resources, Inc.	3,340	89,980
Intercontinental Exchange, Inc.	6,383	665,683
Invesco Ltd.	3,811	62,500
MarketAxess Holdings, Inc.	426	166,690
Moody’s Corp.	1,869	571,951
Morgan Stanley	14,483	1,271,607
Nasdaq, Inc.	3,936	215,181
Northern Trust Corp.	2,249	198,204
S&P Global, Inc.	3,786	1,305,299
State Street Corp.	4,187	316,914
T. Rowe Price Group, Inc.	2,526	285,186

		8,897,542

Consumer Finance (0.8%)
Ally Financial, Inc.	3,261	83,123
American Express Co.	7,256	1,196,877
Discover Financial Services	3,127	309,073
Synchrony Financial	5,148	149,704

		1,738,777

Financial Services (4.2%)
Equitable Holdings, Inc.‡	4,209	106,867
Fidelity National Information Services, Inc.	6,780	368,357
Mastercard, Inc., Class A	9,776	3,552,696
PayPal Holdings, Inc.*	12,334	936,644
Visa, Inc., Class A	18,542	4,180,479
Voya Financial, Inc.(x)	1,058	75,605
Western Union Co. (The)	3,751	41,824

		9,262,472

Insurance (2.4%)
Allstate Corp. (The)	3,030	335,754
Arthur J Gallagher & Co.	2,401	459,335
Chubb Ltd.	4,749	922,161
Hartford Financial Services Group, Inc. (The)	3,602	251,023
Lincoln National Corp.	1,782	40,042
Loews Corp.	2,330	135,187
Marsh & McLennan Cos., Inc.	5,669	944,172
Principal Financial Group, Inc.	2,765	205,495
Progressive Corp. (The)	6,644	950,491
Prudential Financial, Inc.	4,169	344,943
Travelers Cos., Inc. (The)	2,678	459,036
Willis Towers Watson plc	1,230	285,827

		5,333,466

Total Financials		27,591,020

Health Care (12.1%)
Biotechnology (3.4%)
AbbVie, Inc.	20,140	3,209,712
Amgen, Inc.	6,092	1,472,741
Biogen, Inc.*	1,637	455,135
BioMarin Pharmaceutical, Inc.*	2,139	207,996
Gilead Sciences, Inc.	14,270	1,183,982
Vertex Pharmaceuticals, Inc.*	2,913	917,799

		7,447,365

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	840	280,678
Becton Dickinson & Co.	3,227	798,812
Cooper Cos., Inc. (The)	559	208,708
Dentsply Sirona, Inc.	2,438	95,765
Dexcom, Inc.*	4,413	512,702
Edwards Lifesciences Corp.*	7,018	580,599
Hologic, Inc.*	2,767	223,297
IDEXX Laboratories, Inc.*	951	475,576
Insulet Corp.*	788	251,341
ResMed, Inc.	1,669	365,494
STERIS plc	1,129	215,955

		4,008,927

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	1,779	284,836
Cardinal Health, Inc.	2,961	223,555
Centene Corp.*	6,443	407,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cigna Group (The)	3,470	$886,689
DaVita, Inc.*	597	48,423
Elevance Health, Inc.	2,719	1,250,223
HCA Healthcare, Inc.	2,423	638,897
Henry Schein, Inc.*	1,566	127,692
Humana, Inc.	1,435	696,635
Laboratory Corp. of America Holdings	1,005	230,567
Patterson Cos., Inc.	1,020	27,305
Pediatrix Medical Group, Inc.*	946	14,105
Quest Diagnostics, Inc.	1,300	183,924
Select Medical Holdings Corp.	1,242	32,106

		5,052,219

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	47,345

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	3,388	468,696
Bio-Techne Corp.	1,792	132,948
Danaher Corp.	7,881	1,986,327
Illumina, Inc.*	1,774	412,544
IQVIA Holdings, Inc.*	2,135	424,630
Mettler-Toledo International, Inc.*	253	387,143
Waters Corp.*	685	212,097
West Pharmaceutical Services, Inc.	836	289,649

		4,314,034

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	24,213	1,678,203
Jazz Pharmaceuticals plc*	699	102,285
Merck & Co., Inc.	28,873	3,071,798
Zoetis, Inc.	5,321	885,627

		5,737,913

Total Health Care		26,607,803

Industrials (9.3%)
Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,344	133,553
Expeditors International of Washington, Inc.	1,799	198,106
United Parcel Service, Inc., Class B	8,307	1,611,475

		1,943,134

Building Products (1.0%)
A O Smith Corp.	1,484	102,619
Allegion plc	999	106,623
Builders FirstSource, Inc.*	1,669	148,174
Carrier Global Corp.	9,489	434,122
Fortune Brands Innovations, Inc.	1,428	83,866
Johnson Controls International plc	7,783	468,692
Lennox International, Inc.	371	93,225
Masco Corp.	2,567	127,631
Owens Corning	1,050	100,590
Trane Technologies plc	2,618	481,660

		2,147,202

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	5,708
Copart, Inc.*	4,857	365,295
Deluxe Corp.	487	7,792
HNI Corp.	507	14,115
Interface, Inc.	734	5,960
Steelcase, Inc., Class A	1,231	10,365
Tetra Tech, Inc.	617	90,644

		499,879

Construction & Engineering (0.2%)
EMCOR Group, Inc.	543	88,286
Granite Construction, Inc.	417	17,130
MDU Resources Group, Inc.	2,339	71,293
Quanta Services, Inc.	1,620	269,957

		446,666

Electrical Equipment (0.6%)
Acuity Brands, Inc.	354	64,686
Eaton Corp. plc	4,559	781,139
Rockwell Automation, Inc.	1,321	387,648
Sensata Technologies Holding plc	1,702	85,134

		1,318,607

Ground Transportation (1.4%)
ArcBest Corp.	298	27,541
Avis Budget Group, Inc.*	261	50,843
CSX Corp.	23,942	716,824
JB Hunt Transport Services, Inc.	946	165,985
Knight-Swift Transportation Holdings, Inc.	1,787	101,108
Norfolk Southern Corp.	2,628	557,136
Ryder System, Inc.	554	49,439
U-Haul Holding Co.	1,044	54,131
Union Pacific Corp.	6,991	1,407,009

		3,130,016

Industrial Conglomerates (0.3%)
3M Co.	6,278	659,881

Machinery (3.3%)
AGCO Corp.	741	100,183
Caterpillar, Inc.	5,916	1,353,817
Cummins, Inc.	1,595	381,014
Deere & Co.	3,276	1,352,595
Dover Corp.	1,596	242,496
Flowserve Corp.	1,445	49,130
Fortive Corp.	3,840	261,773
Graco, Inc.	1,954	142,661
IDEX Corp.	859	198,455
Illinois Tool Works, Inc.	3,488	849,154
Ingersoll Rand, Inc.	4,615	268,501
Lincoln Electric Holdings, Inc.	611	103,320
Middleby Corp. (The)*	598	87,673
PACCAR, Inc.	5,901	431,953
Parker-Hannifin Corp.	1,466	492,737
Pentair plc	1,893	104,626
Snap-on, Inc.	612	151,097
Stanley Black & Decker, Inc.	1,657	133,521
Tennant Co.	204	13,980
Timken Co. (The)	750	61,290
Westinghouse Air Brake Technologies Corp.	1,958	197,875
Xylem, Inc.	2,080	217,776

		7,195,627

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.*	1,867	65,196
Southwest Airlines Co.	1,662	54,081

		119,277

Professional Services (0.7%)
ASGN, Inc.*	534	44,146
Automatic Data Processing, Inc.	4,727	1,052,372
Exponent, Inc.	588	58,618
Heidrick & Struggles International, Inc.	257	7,802
ICF International, Inc.	218	23,915
Kelly Services, Inc., Class A	381	6,321
ManpowerGroup, Inc.	559	46,134
Resources Connection, Inc.	361	6,159
Robert Half International, Inc.	1,251	100,793
TransUnion	2,191	136,149
TrueBlue, Inc.*	492	8,757

		1,491,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.7%)
Air Lease Corp.	1,260	$49,606
Applied Industrial Technologies, Inc.	454	64,527
Fastenal Co.	6,578	354,817
Ferguson plc	2,385	318,994
United Rentals, Inc.	783	309,880
WW Grainger, Inc.	513	353,360

		1,451,184

Total Industrials		20,402,639

Information Technology (29.6%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	46,783	2,445,581
CommScope Holding Co., Inc.*	2,701	17,206
F5, Inc.*	663	96,593
Motorola Solutions, Inc.	1,910	546,508

		3,105,888

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,012	99,695
Corning, Inc.	9,081	320,378
Flex Ltd.*	5,157	118,662
Itron, Inc.*	461	25,562
Keysight Technologies, Inc.*	2,052	331,357
TE Connectivity Ltd.	3,608	473,189
Trimble, Inc.*	2,799	146,724
Zebra Technologies Corp., Class A*	593	188,574

		1,704,141

IT Services (1.8%)
Accenture plc, Class A	7,175	2,050,687
Akamai Technologies, Inc.*	1,792	140,314
Cognizant Technology Solutions Corp., Class A	5,892	358,999
International Business Machines Corp.	10,289	1,348,785
Okta, Inc.*	1,759	151,696

		4,050,481

Semiconductors & Semiconductor Equipment (8.3%)
Advanced Micro Devices, Inc.*	18,338	1,797,307
Analog Devices, Inc.	5,800	1,143,876
Applied Materials, Inc.	9,794	1,202,997
First Solar, Inc.*	1,098	238,815
Intel Corp.	46,938	1,533,464
Lam Research Corp.	1,554	823,807
Microchip Technology, Inc.	6,245	523,206
NVIDIA Corp.	28,015	7,781,727
NXP Semiconductors NV	2,961	552,153
ON Semiconductor Corp.*	4,952	407,649
Skyworks Solutions, Inc.	1,847	217,909
Texas Instruments, Inc.	10,334	1,922,227

		18,145,137

Software (16.9%)
Adobe, Inc.*	5,294	2,040,149
ANSYS, Inc.*	994	330,803
Autodesk, Inc.*	2,476	515,404
Black Knight, Inc.*	1,798	103,493
Cadence Design Systems, Inc.*	3,102	651,699
Fair Isaac Corp.*	287	201,672
Fortinet, Inc.*	7,562	502,570
Gen Digital, Inc.	6,880	118,061
Guidewire Software, Inc.*	873	71,630
HubSpot, Inc.*	522	223,807
Intuit, Inc.	3,038	1,354,431
Microsoft Corp.	80,647	23,250,530
Oracle Corp.	18,411	1,710,750
Paycom Software, Inc.*	574	174,502
PTC, Inc.*	1,251	160,416
RingCentral, Inc., Class A*	945	28,983
Roper Technologies, Inc.	1,199	528,387
Salesforce, Inc.*	11,402	2,277,892
ServiceNow, Inc.*	2,304	1,070,715
Splunk, Inc.*	1,861	178,433
Synopsys, Inc.*	1,732	668,985
Teradata Corp.*	1,235	49,746
VMware, Inc., Class A*	2,398	299,390
Workday, Inc., Class A*	2,283	471,531

		36,983,979

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,960	119,021
Hewlett Packard Enterprise Co.	14,683	233,900
HP, Inc.	11,494	337,349
Seagate Technology Holdings plc	2,264	149,696
Xerox Holdings Corp.	1,274	19,620

		859,586

Total Information Technology		64,849,212

Materials (2.7%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,516	722,620
Albemarle Corp.	1,322	292,215
Axalta Coating Systems Ltd.*	2,425	73,453
Ecolab, Inc.	2,931	485,168
HB Fuller Co.	603	41,275
International Flavors & Fragrances, Inc.	2,918	268,339
Linde plc	5,624	1,998,995
Minerals Technologies, Inc.	394	23,806
Mosaic Co. (The)	3,802	174,436
PPG Industries, Inc.	2,681	358,128
Sherwin-Williams Co. (The)	2,790	627,108

		5,065,543

Containers & Packaging (0.2%)
Avery Dennison Corp.	903	161,574
Ball Corp.	3,598	198,286
Sealed Air Corp.	1,597	73,318
Sonoco Products Co.	1,157	70,577

		503,755

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	13,647
Newmont Corp.	8,995	440,935
Schnitzer Steel Industries, Inc., Class A	317	9,859

		464,441

Total Materials		6,033,739

Real Estate (3.4%)
Health Care REITs (0.3%)
Healthpeak Properties, Inc. (REIT)	6,202	136,258
Ventas, Inc. (REIT)	4,553	197,373
Welltower, Inc. (REIT)	5,399	387,054

		720,685

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	8,183	134,938

Industrial REITs (0.6%)
Prologis, Inc. (REIT)	10,516	1,312,081

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	1,658	89,731
Corporate Office Properties Trust (REIT)	1,237	29,329

		119,060

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	7,154
CBRE Group, Inc., Class A*	3,581	260,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	560	$81,474

		349,361

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,573	264,358
Equity Residential (REIT)	4,080	244,800
UDR, Inc. (REIT)	3,730	153,154

		662,312

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	818	80,843
Macerich Co. (The) (REIT)	2,450	25,970
Simon Property Group, Inc. (REIT)	3,747	419,552

		526,365

Specialized REITs (1.6%)
American Tower Corp. (REIT)	5,300	1,083,002
Crown Castle, Inc. (REIT)	4,957	663,445
Digital Realty Trust, Inc. (REIT)	3,272	321,671
Equinix, Inc. (REIT)	1,057	762,139
Iron Mountain, Inc. (REIT)	3,297	174,444
PotlatchDeltic Corp. (REIT)	852	42,174
SBA Communications Corp. (REIT)	1,215	317,200
Weyerhaeuser Co. (REIT)	8,453	254,689

		3,618,764

Total Real Estate		7,443,566

Utilities (1.2%)
Electric Utilities (0.4%)
Eversource Energy	3,977	311,240
Exelon Corp.	11,354	475,619

		786,859

Gas Utilities (0.2%)
Atmos Energy Corp.(x)	1,571	176,517
New Jersey Resources Corp.	1,085	57,722
UGI Corp.	2,446	85,023

		319,262

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	45,945

Multi-Utilities (0.4%)
Avista Corp.	768	32,602
Consolidated Edison, Inc.	4,059	388,325
Sempra Energy	3,584	541,757

		962,684

Water Utilities (0.2%)
American Water Works Co., Inc.	2,201	322,425
Essential Utilities, Inc.	2,899	126,541

		448,966

Total Utilities		2,563,716

Total Common Stocks (100.0%) (Cost $109,786,583)		219,307,441

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $171,227, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $174,675.(xx)	$171,158	171,158
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $75,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $83,675.(xx)	75,865	75,865

Total Repurchase Agreements		247,023

Total Short-Term Investments (0.1%) (Cost $247,023)		247,023

Total Investments in Securities (100.1%) (Cost $110,033,606)		219,554,464
Other Assets Less Liabilities (-0.1%)		(167,735)

Net Assets (100%)		$219,386,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $407,779. This was collateralized by $161,926 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/15/23 - 11/15/52 and by cash of $247,023 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,593	741,529	—	(14,121)	2,637	(146,275)	583,770	7,043	—
Capital Markets
BlackRock, Inc.	1,717	1,223,095	—	(6,815)	(1,031)	(66,370)	1,148,879	8,585	—
Financial Services
Equitable Holdings, Inc.	4,209	120,798	—	—	—	(13,931)	106,867	842	—

Total		2,085,422	—	(20,936)	1,606	(226,576)	1,839,516	16,470	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,822,242	$—	$—	$18,822,242
Consumer Discretionary	22,847,419	—	—	22,847,419
Consumer Staples	18,228,762	—	—	18,228,762
Energy	3,917,323	—	—	3,917,323
Financials	27,591,020	—	—	27,591,020
Health Care	26,607,803	—	—	26,607,803
Industrials	20,402,639	—	—	20,402,639
Information Technology	64,849,212	—	—	64,849,212
Materials	6,033,739	—	—	6,033,739
Real Estate	7,443,566	—	—	7,443,566
Utilities	2,563,716	—	—	2,563,716
Short-Term Investments
Repurchase Agreements	—	247,023	—	247,023

Total Assets	$219,307,441	$247,023	$—	$219,554,464

Total Liabilities	$—	$—	$—	$—

Total	$219,307,441	$247,023	$—	$219,554,464

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,499,872
Aggregate gross unrealized depreciation	(8,895,667)

Net unrealized appreciation	$109,604,205

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,950,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	496,265	$9,553,101
Verizon Communications, Inc.	292,653	11,381,275

		20,934,376

Entertainment (1.3%)
Activision Blizzard, Inc.	49,843	4,266,062
Electronic Arts, Inc.	18,140	2,184,963
Live Nation Entertainment, Inc.*	9,916	694,120
Netflix, Inc.*	31,152	10,762,393
Take-Two Interactive Software, Inc.*	11,092	1,323,276
Walt Disney Co. (The)*	127,669	12,783,497
Warner Bros Discovery, Inc.*	155,743	2,351,719

		34,366,030

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	415,705	43,121,080
Alphabet, Inc., Class C*	362,393	37,688,872
Match Group, Inc.*	19,556	750,755
Meta Platforms, Inc., Class A*	155,350	32,924,879

		114,485,586

Media (0.7%)
Charter Communications, Inc., Class A*	7,312	2,614,844
Comcast Corp., Class A	293,606	11,130,603
DISH Network Corp., Class A*	18,117	169,032
Fox Corp., Class A	20,215	688,321
Fox Corp., Class B	9,810	307,151
Interpublic Group of Cos., Inc. (The)	26,967	1,004,251
News Corp., Class A	26,549	458,501
News Corp., Class B	9,387	163,616
Omnicom Group, Inc.	14,194	1,339,062
Paramount Global, Class B(x)	35,137	783,906

		18,659,287

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	41,340	5,987,686

Total Communication Services		194,432,965

Consumer Discretionary (9.2%)
Automobile Components (0.1%)
Aptiv plc*	18,705	2,098,514
BorgWarner, Inc.	16,221	796,613

		2,895,127

Automobiles (1.7%)
Ford Motor Co.	271,804	3,424,730
General Motors Co.	97,340	3,570,431
Tesla, Inc.*	187,697	38,939,620

		45,934,781

Broadline Retail (2.5%)
Amazon.com, Inc.*	622,011	64,247,516
eBay, Inc.	37,978	1,685,084
Etsy, Inc.*	8,896	990,392

		66,922,992

Distributors (0.2%)
Genuine Parts Co.	9,820	1,642,984
LKQ Corp.	17,442	990,008
Pool Corp.	2,785	953,695

		3,586,687

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	2,714	7,198,641
Caesars Entertainment, Inc.*	14,988	731,564
Carnival Corp.(x)*	68,592	696,209
Chipotle Mexican Grill, Inc.*	1,938	3,310,666
Darden Restaurants, Inc.	8,526	1,322,894
Domino’s Pizza, Inc.	2,474	816,098
Expedia Group, Inc.*	10,219	991,549
Hilton Worldwide Holdings, Inc.	18,502	2,606,377
Las Vegas Sands Corp.*	23,106	1,327,440
Marriott International, Inc., Class A	18,817	3,124,375
McDonald’s Corp.	51,081	14,282,758
MGM Resorts International	22,009	977,640
Norwegian Cruise Line Holdings Ltd.(x)*	28,788	387,199
Royal Caribbean Cruises Ltd.*	15,521	1,013,521
Starbucks Corp.	80,367	8,368,616
Wynn Resorts Ltd.*	7,133	798,254
Yum! Brands, Inc.	19,673	2,598,410

		50,552,211

Household Durables (0.3%)
DR Horton, Inc.	21,667	2,116,649
Garmin Ltd.	10,495	1,059,155
Lennar Corp., Class A	17,903	1,881,784
Mohawk Industries, Inc.*	3,457	346,461
Newell Brands, Inc.	25,304	314,782
NVR, Inc.*	212	1,181,304
PulteGroup, Inc.	15,449	900,368
Whirlpool Corp.	3,949	521,347

		8,321,850

Leisure Products (0.0%)†
Hasbro, Inc.	8,936	479,774

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	4,220	513,194
AutoZone, Inc.*	1,304	3,205,428
Bath & Body Works, Inc.	16,243	594,169
Best Buy Co., Inc.	14,042	1,099,067
CarMax, Inc.*	11,129	715,372
Home Depot, Inc. (The)	71,135	20,993,361
Lowe’s Cos., Inc.	42,206	8,439,934
O’Reilly Automotive, Inc.*	4,318	3,665,896
Ross Stores, Inc.	24,232	2,571,742
TJX Cos., Inc. (The)	80,503	6,308,215
Tractor Supply Co.	7,802	1,833,782
Ulta Beauty, Inc.*	3,541	1,932,218

		51,872,378

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	86,943	10,662,690
Ralph Lauren Corp.(x)	2,851	332,626
Tapestry, Inc.	16,019	690,579
VF Corp.	22,712	520,332

		12,206,227

Total Consumer Discretionary		242,772,027

Consumer Staples (6.6%)
Beverages (1.6%)
Brown-Forman Corp., Class B	12,513	804,210
Coca-Cola Co. (The)	271,610	16,847,968
Constellation Brands, Inc., Class A	11,447	2,585,763
Keurig Dr Pepper, Inc.	59,985	2,116,271
Molson Coors Beverage Co., Class B	13,189	681,608
Monster Beverage Corp.*	53,382	2,883,162
PepsiCo, Inc.	96,126	17,523,770

		43,442,752

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	31,000	15,402,970
Dollar General Corp.	15,495	3,261,078
Dollar Tree, Inc.*	14,501	2,081,619
Kroger Co. (The)	45,167	2,229,895
Sysco Corp.	35,485	2,740,506
Target Corp.	32,213	5,335,439
Walgreens Boots Alliance, Inc.	50,667	1,752,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	97,878	$14,432,111

		47,235,683

Food Products (1.1%)
Archer-Daniels-Midland Co.	38,353	3,055,200
Bunge Ltd.	10,480	1,001,050
Campbell Soup Co.	14,163	778,682
Conagra Brands, Inc.	33,439	1,255,969
General Mills, Inc.	41,238	3,524,199
Hershey Co. (The)	10,236	2,604,141
Hormel Foods Corp.	20,691	825,157
J M Smucker Co. (The)	7,504	1,180,904
Kellogg Co.	17,501	1,171,867
Kraft Heinz Co. (The)	56,153	2,171,436
Lamb Weston Holdings, Inc.	10,070	1,052,516
McCormick & Co., Inc. (Non-Voting)	17,334	1,442,362
Mondelez International, Inc., Class A	94,812	6,610,293
Tyson Foods, Inc., Class A	20,136	1,194,468

		27,868,244

Household Products (1.3%)
Church & Dwight Co., Inc.	17,213	1,521,801
Clorox Co. (The)	8,470	1,340,293
Colgate-Palmolive Co.	58,454	4,392,818
Kimberly-Clark Corp.	23,620	3,170,276
Procter & Gamble Co. (The)	164,659	24,483,147

		34,908,335

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	16,158	3,982,301

Tobacco (0.6%)
Altria Group, Inc.	124,285	5,545,597
Philip Morris International, Inc.	108,014	10,504,361

		16,049,958

Total Consumer Staples		173,487,273

Energy (4.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	70,998	2,049,002
Halliburton Co.	63,082	1,995,914
Schlumberger NV	99,287	4,874,992

		8,919,908

Oil, Gas & Consumable Fuels (3.8%)
APA Corp.	22,050	795,123
Chevron Corp.#	124,164	20,258,598
ConocoPhillips	85,421	8,474,617
Coterra Energy, Inc.	54,463	1,336,522
Devon Energy Corp.	45,750	2,315,408
Diamondback Energy, Inc.	12,550	1,696,383
EOG Resources, Inc.	41,109	4,712,325
EQT Corp.	26,094	832,660
Exxon Mobil Corp.	287,420	31,518,477
Hess Corp.	19,420	2,570,043
Kinder Morgan, Inc.	138,279	2,421,265
Marathon Oil Corp.	45,083	1,080,189
Marathon Petroleum Corp.	31,688	4,272,493
Occidental Petroleum Corp.	50,794	3,171,069
ONEOK, Inc.	30,871	1,961,543
Phillips 66	32,433	3,288,058
Pioneer Natural Resources Co.	16,565	3,383,236
Targa Resources Corp.	16,024	1,168,951
Valero Energy Corp.	26,982	3,766,687
Williams Cos., Inc. (The)	85,243	2,545,356

		101,569,003

Total Energy		110,488,911

Financials (11.7%)
Banks (2.8%)
Bank of America Corp.	486,833	13,923,424
Citigroup, Inc.	135,552	6,356,033
Citizens Financial Group, Inc.	34,256	1,040,355
Comerica, Inc.	9,041	392,560
Fifth Third Bancorp	47,993	1,278,533
First Republic Bank	12,665	177,183
Huntington Bancshares, Inc.	100,978	1,130,954
JPMorgan Chase & Co.	204,727	26,677,975
KeyCorp	64,966	813,374
M&T Bank Corp.	11,815	1,412,720
PNC Financial Services Group, Inc. (The)‡	27,818	3,535,668
Regions Financial Corp.	65,456	1,214,863
Truist Financial Corp.	92,856	3,166,390
US Bancorp	97,240	3,505,502
Wells Fargo & Co.	265,468	9,923,194
Zions Bancorp NA	10,545	315,612

		74,864,340

Capital Markets (2.6%)
Ameriprise Financial, Inc.	7,387	2,264,116
Bank of New York Mellon Corp. (The)	51,477	2,339,115
BlackRock, Inc.‡	10,427	6,976,914
Cboe Global Markets, Inc.	7,282	977,536
Charles Schwab Corp. (The)	106,750	5,591,565
CME Group, Inc.	25,138	4,814,430
FactSet Research Systems, Inc.	2,705	1,122,818
Franklin Resources, Inc.	19,316	520,373
Goldman Sachs Group, Inc. (The)	23,552	7,704,095
Intercontinental Exchange, Inc.	39,097	4,077,426
Invesco Ltd.	30,774	504,694
MarketAxess Holdings, Inc.	2,641	1,033,397
Moody’s Corp.	11,018	3,371,728
Morgan Stanley	91,189	8,006,394
MSCI, Inc.	5,596	3,132,025
Nasdaq, Inc.	23,774	1,299,725
Northern Trust Corp.	14,563	1,283,437
Raymond James Financial, Inc.	13,597	1,268,192
S&P Global, Inc.	22,977	7,921,780
State Street Corp.	24,361	1,843,884
T. Rowe Price Group, Inc.	15,870	1,791,723

		67,845,367

Consumer Finance (0.5%)
American Express Co.	41,488	6,843,445
Capital One Financial Corp.	26,705	2,567,953
Discover Financial Services	18,421	1,820,732
Synchrony Financial	30,098	875,250

		12,107,380

Financial Services (3.9%)
Berkshire Hathaway, Inc., Class B*	125,753	38,828,754
Fidelity National Information Services, Inc.	41,385	2,248,447
Fiserv, Inc.*	44,443	5,023,392
FleetCor Technologies, Inc.*	5,126	1,080,817
Global Payments, Inc.	18,362	1,932,417
Jack Henry & Associates, Inc.	5,208	784,950
Mastercard, Inc., Class A	58,888	21,400,488
PayPal Holdings, Inc.*	78,957	5,995,995
Visa, Inc., Class A	113,415	25,570,546

		102,865,806

Insurance (1.9%)
Aflac, Inc.	39,322	2,537,055
Allstate Corp. (The)	18,396	2,038,461
American International Group, Inc.	51,933	2,615,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	14,287	$4,504,548
Arch Capital Group Ltd.*	25,670	1,742,223
Arthur J Gallagher & Co.	14,710	2,814,170
Assurant, Inc.	3,831	459,988
Brown & Brown, Inc.	16,809	965,173
Chubb Ltd.	29,048	5,640,541
Cincinnati Financial Corp.	10,826	1,213,378
Everest Re Group Ltd.	2,781	995,654
Globe Life, Inc.	6,367	700,497
Hartford Financial Services Group, Inc. (The)	22,130	1,542,240
Lincoln National Corp.	11,252	252,832
Loews Corp.	13,251	768,823
Marsh & McLennan Cos., Inc.	34,391	5,727,821
MetLife, Inc.	46,095	2,670,744
Principal Financial Group, Inc.	15,800	1,174,256
Progressive Corp. (The)	40,943	5,857,306
Prudential Financial, Inc.	25,943	2,146,524
Travelers Cos., Inc. (The)	16,015	2,745,131
W R Berkley Corp.	14,540	905,260
Willis Towers Watson plc	7,544	1,753,075

		51,771,046

Total Financials		309,453,939

Health Care (12.8%)
Biotechnology (2.1%)
AbbVie, Inc.	123,433	19,671,517
Amgen, Inc.	37,352	9,029,846
Biogen, Inc.*	9,978	2,774,183
Gilead Sciences, Inc.	87,031	7,220,962
Incyte Corp.*	12,969	937,270
Moderna, Inc.*	23,123	3,551,231
Regeneron Pharmaceuticals, Inc.*	7,503	6,164,990
Vertex Pharmaceuticals, Inc.*	17,974	5,663,068

		55,013,067

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	121,551	12,308,254
Align Technology, Inc.*	5,094	1,702,109
Baxter International, Inc.	34,791	1,411,123
Becton Dickinson & Co.	19,730	4,883,964
Boston Scientific Corp.*	100,241	5,015,057
Cooper Cos., Inc. (The)	3,446	1,286,599
Dentsply Sirona, Inc.	15,326	602,005
Dexcom, Inc.*	26,987	3,135,350
Edwards Lifesciences Corp.*	42,969	3,554,825
GE HealthCare Technologies, Inc.*	25,189	2,066,254
Hologic, Inc.*	17,266	1,393,366
IDEXX Laboratories, Inc.*	5,796	2,898,464
Insulet Corp.*	4,859	1,549,827
Intuitive Surgical, Inc.*	24,456	6,247,774
Medtronic plc	93,045	7,501,288
ResMed, Inc.	10,324	2,260,853
STERIS plc	6,951	1,329,587
Stryker Corp.	23,579	6,731,097
Teleflex, Inc.	3,293	834,150
Zimmer Biomet Holdings, Inc.	14,740	1,904,408

		68,616,354

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	11,331	1,814,206
Cardinal Health, Inc.	17,846	1,347,373
Centene Corp.*	38,371	2,425,431
Cigna Group (The)	20,846	5,326,778
CVS Health Corp.	89,626	6,660,108
DaVita, Inc.*	3,562	288,914
Elevance Health, Inc.	16,716	7,686,184
HCA Healthcare, Inc.	14,840	3,913,011
Henry Schein, Inc.*	9,588	781,806
Humana, Inc.	8,723	4,234,668
Laboratory Corp. of America Holdings	6,161	1,413,457
McKesson Corp.	9,558	3,403,126
Molina Healthcare, Inc.*	3,993	1,068,088
Quest Diagnostics, Inc.	7,869	1,113,306
UnitedHealth Group, Inc.	65,214	30,819,484
Universal Health Services, Inc., Class B	4,383	557,079

		72,853,019

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	20,598	2,849,527
Bio-Rad Laboratories, Inc., Class A*	1,523	729,547
Bio-Techne Corp.	10,773	799,249
Charles River Laboratories International, Inc.*	3,589	724,332
Danaher Corp.	45,665	11,509,407
Illumina, Inc.*	10,936	2,543,167
IQVIA Holdings, Inc.*	13,074	2,600,288
Mettler-Toledo International, Inc.*	1,555	2,379,476
PerkinElmer, Inc.	8,818	1,175,087
Thermo Fisher Scientific, Inc.	27,362	15,770,636
Waters Corp.*	4,092	1,267,006
West Pharmaceutical Services, Inc.	5,137	1,779,816

		44,127,538

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	148,095	10,264,464
Catalent, Inc.*	12,570	825,975
Eli Lilly and Co.	55,045	18,903,554
Johnson & Johnson	182,480	28,284,400
Merck & Co., Inc.	176,961	18,826,881
Organon & Co.	17,474	410,989
Pfizer, Inc.	391,683	15,980,666
Viatris, Inc.	86,272	829,937
Zoetis, Inc.	32,619	5,429,106

		99,755,972

Total Health Care		340,365,950

Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	39,253	8,338,515
General Dynamics Corp.	15,753	3,594,992
Howmet Aerospace, Inc.	25,697	1,088,782
Huntington Ingalls Industries, Inc.	2,760	571,375
L3Harris Technologies, Inc.	13,326	2,615,094
Lockheed Martin Corp.	15,858	7,496,552
Northrop Grumman Corp.	10,006	4,619,970
Raytheon Technologies Corp.	102,248	10,013,147
Textron, Inc.	14,374	1,015,236
TransDigm Group, Inc.	3,645	2,686,547

		42,040,210

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	8,267	821,492
Expeditors International of Washington, Inc.	11,254	1,239,290
FedEx Corp.	16,207	3,703,137
United Parcel Service, Inc., Class B	50,821	9,858,766

		15,622,685

Building Products (0.4%)
A O Smith Corp.	8,654	598,424
Allegion plc	5,911	630,881
Carrier Global Corp.	58,482	2,675,551
Johnson Controls International plc	48,168	2,900,677
Masco Corp.	15,780	784,582
Trane Technologies plc	16,092	2,960,606

		10,550,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Cintas Corp.	6,039	$2,794,124
Copart, Inc.*	30,162	2,268,484
Republic Services, Inc.	14,269	1,929,454
Rollins, Inc.	16,643	624,612
Waste Management, Inc.	25,787	4,207,665

		11,824,339

Construction & Engineering (0.1%)
Quanta Services, Inc.	9,895	1,648,903

Electrical Equipment (0.5%)
AMETEK, Inc.	15,880	2,307,841
Eaton Corp. plc	27,833	4,768,906
Emerson Electric Co.	39,881	3,475,230
Generac Holdings, Inc.*	4,319	466,495
Rockwell Automation, Inc.	7,951	2,333,221

		13,351,693

Ground Transportation (0.7%)
CSX Corp.	147,139	4,405,342
JB Hunt Transport Services, Inc.	5,890	1,033,459
Norfolk Southern Corp.	15,898	3,370,376
Old Dominion Freight Line, Inc.	6,289	2,143,543
Union Pacific Corp.	42,707	8,595,211

		19,547,931

Industrial Conglomerates (0.8%)
3M Co.	38,185	4,013,625
General Electric Co.	75,874	7,253,555
Honeywell International, Inc.	46,634	8,912,690

		20,179,870

Machinery (1.6%)
Caterpillar, Inc.	36,421	8,334,582
Cummins, Inc.	9,832	2,348,668
Deere & Co.	18,874	7,792,697
Dover Corp.	9,624	1,462,271
Fortive Corp.	25,017	1,705,409
IDEX Corp.	5,193	1,199,739
Illinois Tool Works, Inc.	19,319	4,703,211
Ingersoll Rand, Inc.	27,997	1,628,866
Nordson Corp.	3,715	825,696
Otis Worldwide Corp.	29,118	2,457,559
PACCAR, Inc.	36,453	2,668,360
Parker-Hannifin Corp.	8,983	3,019,276
Pentair plc	11,157	616,647
Snap-on, Inc.	3,778	932,750
Stanley Black & Decker, Inc.	10,611	855,034
Westinghouse Air Brake Technologies Corp.	12,500	1,263,250
Xylem, Inc.	12,399	1,298,175

		43,112,190

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	9,046	379,570
American Airlines Group, Inc.*	44,132	650,947
Delta Air Lines, Inc.*	45,010	1,571,749
Southwest Airlines Co.	41,344	1,345,334
United Airlines Holdings, Inc.*	22,958	1,015,892

		4,963,492

Professional Services (0.7%)
Automatic Data Processing, Inc.	28,803	6,412,412
Broadridge Financial Solutions, Inc.	8,144	1,193,666
CoStar Group, Inc.*	28,105	1,935,029
Equifax, Inc.	8,473	1,718,664
Jacobs Solutions, Inc.	8,681	1,020,104
Leidos Holdings, Inc.	9,421	867,297
Paychex, Inc.	22,344	2,560,399
Robert Half International, Inc.	7,509	605,000
Verisk Analytics, Inc.	11,000	2,110,460

		18,423,031

Trading Companies & Distributors (0.2%)
Fastenal Co.	39,745	2,143,845
United Rentals, Inc.	4,786	1,894,107
WW Grainger, Inc.	3,161	2,177,329

		6,215,281

Total Industrials		207,480,346

Information Technology (23.6%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	17,423	2,924,625
Cisco Systems, Inc.	286,442	14,973,755
F5, Inc.*	4,219	614,666
Juniper Networks, Inc.	22,211	764,503
Motorola Solutions, Inc.	11,702	3,348,293

		22,625,842

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	41,638	3,402,657
CDW Corp.	9,501	1,851,650
Corning, Inc.	52,940	1,867,723
Keysight Technologies, Inc.*	12,418	2,005,259
TE Connectivity Ltd.	22,226	2,914,940
Teledyne Technologies, Inc.*	3,290	1,471,814
Trimble, Inc.*	17,206	901,939
Zebra Technologies Corp., Class A*	3,605	1,146,390

		15,562,372

IT Services (1.1%)
Accenture plc, Class A	43,904	12,548,202
Akamai Technologies, Inc.*	11,103	869,365
Cognizant Technology Solutions Corp., Class A	35,549	2,166,001
DXC Technology Co.*	14,990	383,144
EPAM Systems, Inc.*	4,059	1,213,641
Gartner, Inc.*	5,544	1,806,069
International Business Machines Corp.	63,276	8,294,851
VeriSign, Inc.*	6,328	1,337,296

		28,618,569

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	112,274	11,003,975
Analog Devices, Inc.	35,377	6,977,052
Applied Materials, Inc.	58,843	7,227,686
Broadcom, Inc.	29,167	18,711,797
Enphase Energy, Inc.*	9,388	1,974,109
First Solar, Inc.*	7,038	1,530,765
Intel Corp.	289,047	9,443,166
KLA Corp.	9,665	3,857,978
Lam Research Corp.	9,414	4,990,550
Microchip Technology, Inc.	38,144	3,195,704
Micron Technology, Inc.	76,173	4,596,279
Monolithic Power Systems, Inc.	3,149	1,576,200
NVIDIA Corp.	171,698	47,692,553
NXP Semiconductors NV	18,117	3,378,368
ON Semiconductor Corp.*	30,053	2,473,963
Qorvo, Inc.*	6,945	705,404
QUALCOMM, Inc.	77,822	9,928,531
Skyworks Solutions, Inc.	11,039	1,302,381
SolarEdge Technologies, Inc.*	3,953	1,201,514
Teradyne, Inc.	10,948	1,177,019
Texas Instruments, Inc.	63,219	11,759,366

		154,704,360

Software (8.5%)
Adobe, Inc.*	31,953	12,313,728
ANSYS, Inc.*	6,097	2,029,082
Autodesk, Inc.*	15,001	3,122,608
Cadence Design Systems, Inc.*	19,198	4,033,308
Ceridian HCM Holding, Inc.*	10,577	774,448
Fair Isaac Corp.*	1,756	1,233,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	44,919	$2,985,317
Gen Digital, Inc.	39,728	681,732
Intuit, Inc.	19,586	8,732,026
Microsoft Corp.	519,549	149,785,977
Oracle Corp.	107,008	9,943,183
Paycom Software, Inc.*	3,443	1,046,706
PTC, Inc.*	7,403	949,287
Roper Technologies, Inc.	7,422	3,270,801
Salesforce, Inc.*	69,720	13,928,661
ServiceNow, Inc.*	14,159	6,579,970
Synopsys, Inc.*	10,560	4,078,800
Tyler Technologies, Inc.*	2,923	1,036,613

		226,526,171

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	1,038,050	171,174,445
Hewlett Packard Enterprise Co.	91,170	1,452,338
HP, Inc.	60,324	1,770,510
NetApp, Inc.	14,853	948,364
Seagate Technology Holdings plc	13,136	868,552
Western Digital Corp.*	21,988	828,288

		177,042,497

Total Information Technology		625,079,811

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	15,520	4,457,499
Albemarle Corp.	8,144	1,800,150
Celanese Corp.	6,890	750,252
CF Industries Holdings, Inc.	13,967	1,012,468
Corteva, Inc.	49,612	2,992,100
Dow, Inc.	49,130	2,693,307
DuPont de Nemours, Inc.	31,975	2,294,846
Eastman Chemical Co.	8,026	676,913
Ecolab, Inc.	17,331	2,868,800
FMC Corp.	8,628	1,053,738
International Flavors & Fragrances, Inc.	17,969	1,652,429
Linde plc	34,560	12,284,006
LyondellBasell Industries NV, Class A	17,626	1,654,905
Mosaic Co. (The)	23,485	1,077,492
PPG Industries, Inc.	16,449	2,197,257
Sherwin-Williams Co. (The)	16,434	3,693,870

		43,160,032

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,381	1,555,518
Vulcan Materials Co.	9,359	1,605,630

		3,161,148

Containers & Packaging (0.3%)
Amcor plc	104,777	1,192,362
Avery Dennison Corp.	5,603	1,002,545
Ball Corp.	22,371	1,232,866
International Paper Co.	24,546	885,129
Packaging Corp. of America	6,531	906,699
Sealed Air Corp.	9,841	451,800
Westrock Co.	18,417	561,166

		6,232,567

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	100,033	4,092,350
Newmont Corp.	55,360	2,713,747
Nucor Corp.	17,537	2,708,940
Steel Dynamics, Inc.	11,842	1,338,857

		10,853,894

Total Materials		63,407,641

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	36,956	811,923
Ventas, Inc. (REIT)	28,425	1,232,224
Welltower, Inc. (REIT)	32,883	2,357,382

		4,401,529

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	49,966	823,939

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	64,602	8,060,392

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	11,006	1,382,243
Boston Properties, Inc. (REIT)	10,148	549,210

		1,931,453

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	22,371	1,628,833

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	9,866	1,658,080
Camden Property Trust (REIT)	7,510	787,348
Equity Residential (REIT)	23,916	1,434,960
Essex Property Trust, Inc. (REIT)	4,586	959,116
Invitation Homes, Inc. (REIT)	41,157	1,285,333
Mid-America Apartment Communities, Inc. (REIT)	8,138	1,229,164
UDR, Inc. (REIT)	21,479	881,928

		8,235,929

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	5,266	520,439
Kimco Realty Corp. (REIT)	44,029	859,886
Realty Income Corp. (REIT)	43,422	2,749,481
Regency Centers Corp. (REIT)	10,659	652,118
Simon Property Group, Inc. (REIT)	22,881	2,561,985

		7,343,909

Specialized REITs (1.1%)
American Tower Corp. (REIT)	32,586	6,658,623
Crown Castle, Inc. (REIT)	30,219	4,044,511
Digital Realty Trust, Inc. (REIT)	19,911	1,957,450
Equinix, Inc. (REIT)	6,467	4,662,966
Extra Space Storage, Inc. (REIT)	9,227	1,503,355
Iron Mountain, Inc. (REIT)	20,582	1,088,994
Public Storage (REIT)	11,063	3,342,575
SBA Communications Corp. (REIT)	7,523	1,964,030
VICI Properties, Inc. (REIT)	70,054	2,285,161
Weyerhaeuser Co. (REIT)	50,572	1,523,734

		29,031,399

Total Real Estate		61,457,383

Utilities (2.6%)
Electric Utilities (1.7%)
Alliant Energy Corp.	17,539	936,583
American Electric Power Co., Inc.	35,963	3,272,273
Constellation Energy Corp.	22,554	1,770,489
Duke Energy Corp.	53,892	5,198,961
Edison International	26,905	1,899,224
Entergy Corp.	14,054	1,514,178
Evergy, Inc.	16,115	984,949
Eversource Energy	24,160	1,890,762
Exelon Corp.	69,435	2,908,632
FirstEnergy Corp.	37,486	1,501,689
NextEra Energy, Inc.	138,437	10,670,724
NRG Energy, Inc.	15,558	533,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.*	111,810	$1,807,968
Pinnacle West Capital Corp.	7,881	624,490
PPL Corp.	51,346	1,426,905
Southern Co. (The)	76,191	5,301,370
Xcel Energy, Inc.	38,212	2,577,017

		44,819,698

Gas Utilities (0.1%)
Atmos Energy Corp.	9,930	1,115,735

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	46,243	1,113,532

Multi-Utilities (0.7%)
Ameren Corp.	18,193	1,571,693
CenterPoint Energy, Inc.	43,384	1,278,093
CMS Energy Corp.	20,122	1,235,088
Consolidated Edison, Inc.	24,644	2,357,692
Dominion Energy, Inc.	58,318	3,260,559
DTE Energy Co.	13,322	1,459,292
NiSource, Inc.	28,196	788,360
Public Service Enterprise Group, Inc.	34,829	2,175,071
Sempra Energy	21,999	3,325,369
WEC Energy Group, Inc.	21,865	2,072,583

		19,523,800

Water Utilities (0.1%)
American Water Works Co., Inc.	13,468	1,972,927

Total Utilities		68,545,692

Total Common Stocks (90.5%) (Cost $763,664,895)		2,396,971,938

SHORT-TERM INVESTMENTS:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	53,944,102	53,960,285

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,250,988, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,275,498.(xx)	$1,250,488	1,250,488
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $300,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $330,886.(xx)	300,000	300,000

Total Repurchase Agreements		1,550,488

Total Short-Term Investments (2.1%) (Cost $55,524,075)		55,510,773

Total Investments in Securities (92.6%) (Cost $819,188,970)		2,452,482,711
Other Assets Less Liabilities (7.4%)		196,414,104

Net Assets (100%)		$2,648,896,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,142,120.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $1,801,893. This was collateralized by $274,530 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/23 - 11/15/52 and by cash of $1,550,488 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	19,182	3,150,113	—	(108,439)	73,283	(676,925)	2,438,032	29,918	—
Capital Markets
BlackRock, Inc.	7,202	5,263,704	—	(150,949)	95,439	(389,192)	4,819,002	36,385	—

Total		8,413,817	—	(259,388)	168,722	(1,066,117)	7,257,034	66,303	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,219	6/2023	USD	252,195,863	14,643,068

					14,643,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$194,432,965	$—	$—	$194,432,965
Consumer Discretionary	242,772,027	—	—	242,772,027
Consumer Staples	173,487,273	—	—	173,487,273
Energy	110,488,911	—	—	110,488,911
Financials	309,453,939	—	—	309,453,939
Health Care	340,365,950	—	—	340,365,950
Industrials	207,480,346	—	—	207,480,346
Information Technology	625,079,811	—	—	625,079,811
Materials	63,407,641	—	—	63,407,641
Real Estate	61,457,383	—	—	61,457,383
Utilities	68,545,692	—	—	68,545,692
Futures	14,643,068	—	—	14,643,068
Short-Term Investments
Investment Company	53,960,285	—	—	53,960,285
Repurchase Agreements	—	1,550,488	—	1,550,488

Total Assets	$2,465,575,291	$1,550,488	$—	$2,467,125,779

Total Liabilities	$—	$—	$—	$—

Total	$2,465,575,291	$1,550,488	$—	$2,467,125,779

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,702,220,104
Aggregate gross unrealized depreciation	(46,085,939)

Net unrealized appreciation	$1,656,134,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$810,991,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	27,244	$620,346
Iridium Communications, Inc.	15,353	950,811

		1,571,157

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	5,297	483,405

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	13,015	258,478
Ziff Davis, Inc.*	5,766	450,036

		708,514

Media (0.9%)
Cable One, Inc.	589	413,478
John Wiley & Sons, Inc., Class A	5,315	206,063
New York Times Co. (The), Class A	20,118	782,188
Nexstar Media Group, Inc., Class A	4,608	795,617
TEGNA, Inc.	27,263	461,017

		2,658,363

Total Communication Services		5,421,439

Consumer Discretionary (13.7%)
Automobile Components (1.7%)
Adient plc*	11,655	477,389
Autoliv, Inc.	9,478	884,866
Dana, Inc.	15,873	238,889
Fox Factory Holding Corp.*	5,165	626,876
Gentex Corp.	28,665	803,480
Goodyear Tire & Rubber Co. (The)*	34,564	380,895
Lear Corp.	7,226	1,007,955
Visteon Corp.*	3,439	539,338

		4,959,688

Automobiles (0.4%)
Harley-Davidson, Inc.	16,255	617,202
Thor Industries, Inc.	6,540	520,846

		1,138,048

Broadline Retail (0.5%)
Kohl’s Corp.	13,500	317,790
Macy’s, Inc.	33,129	579,426
Nordstrom, Inc.(x)	13,855	225,421
Ollie’s Bargain Outlet Holdings, Inc.*	7,072	409,752

		1,532,389

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	472	281,237
Grand Canyon Education, Inc.*	3,748	426,897
H&R Block, Inc.	18,607	655,897
Service Corp. International	18,794	1,292,651

		2,656,682

Hotels, Restaurants & Leisure (3.1%)
Aramark	31,834	1,139,657
Boyd Gaming Corp.	9,693	621,515
Choice Hotels International, Inc.	3,386	396,805
Churchill Downs, Inc.	4,022	1,033,855
Hilton Grand Vacations, Inc.*	9,700	430,971
Light & Wonder, Inc.*	11,446	687,332
Marriott Vacations Worldwide Corp.	4,683	631,549
Papa John’s International, Inc.	3,929	294,400
Penn Entertainment, Inc.*	18,955	562,205
Texas Roadhouse, Inc.	8,177	883,607
Travel + Leisure Co.	9,932	389,335
Wendy’s Co. (The)	20,825	453,569
Wingstop, Inc.	3,656	671,169
Wyndham Hotels & Resorts, Inc.	10,793	732,305

		8,928,274

Household Durables (1.4%)
Helen of Troy Ltd.*	2,931	278,943
KB Home	9,974	400,755
Leggett & Platt, Inc.	16,203	516,552
Taylor Morrison Home Corp., Class A*	13,239	506,524
Tempur Sealy International, Inc.	20,822	822,261
Toll Brothers, Inc.	12,566	754,337
TopBuild Corp.*	3,907	813,203

		4,092,575

Leisure Products (1.1%)
Brunswick Corp.	8,860	726,520
Mattel, Inc.*	43,307	797,282
Polaris, Inc.(x)	6,658	736,575
Topgolf Callaway Brands Corp.*	16,941	366,264
YETI Holdings, Inc.*	10,539	421,560

		3,048,201

Specialty Retail (2.6%)
AutoNation, Inc.*	4,180	561,625
Dick’s Sporting Goods, Inc.	7,312	1,037,500
Five Below, Inc.*	6,784	1,397,300
Foot Locker, Inc.	9,693	384,715
GameStop Corp., Class A(x)*	30,891	711,111
Gap, Inc. (The)(x)	26,194	262,988
Lithia Motors, Inc., Class A	3,341	764,855
Murphy USA, Inc.	2,445	630,932
RH*	2,283	556,025
Victoria’s Secret & Co.*	9,877	337,299
Williams-Sonoma, Inc.	8,135	989,704

		7,634,054

Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd.*	15,361	721,967
Carter’s, Inc.	4,661	335,219
Columbia Sportswear Co.	4,326	390,378
Crocs, Inc.*	7,545	953,990
Deckers Outdoor Corp.*	3,221	1,448,001
PVH Corp.	7,744	690,455
Skechers USA, Inc., Class A*	16,400	779,328
Under Armour, Inc., Class A*	23,420	222,256
Under Armour, Inc., Class C*	23,165	197,597

		5,739,191

Total Consumer Discretionary		39,729,102

Consumer Staples (3.9%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,151	378,334
Celsius Holdings, Inc.*	4,936	458,752
Coca-Cola Consolidated, Inc.	562	300,715

		1,137,801

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	16,427	1,249,602
Casey’s General Stores, Inc.	4,553	985,542
Grocery Outlet Holding Corp.*	10,817	305,688
Performance Food Group Co.*	19,080	1,151,287
Sprouts Farmers Market, Inc.*	12,934	453,078
US Foods Holding Corp.*	25,008	923,796

		5,068,993

Food Products (1.3%)
Darling Ingredients, Inc.*	19,585	1,143,764
Flowers Foods, Inc.	23,478	643,532
Ingredion, Inc.	8,027	816,587
Lancaster Colony Corp.	2,426	492,187
Pilgrim’s Pride Corp.*	5,511	127,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	6,551	$588,738

		3,812,553

Household Products (0.1%)
Energizer Holdings, Inc.	8,189	284,158

Personal Care Products (0.4%)
BellRing Brands, Inc.*	16,322	554,948
Coty, Inc., Class A*	44,746	539,637

		1,094,585

Total Consumer Staples		11,398,090

Energy (3.5%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	24,273	658,526
NOV, Inc.	48,000	888,480
Valaris Ltd.*	7,349	478,126

		2,025,132

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	40,929	429,345
Antero Resources Corp.*	33,741	779,080
Chord Energy Corp.	5,084	684,306
CNX Resources Corp.*	20,789	333,040
DT Midstream, Inc.	11,822	583,652
Equitrans Midstream Corp.	52,885	305,675
HF Sinclair Corp.	16,434	795,077
Matador Resources Co.	13,717	653,615
Murphy Oil Corp.	17,856	660,315
PBF Energy, Inc., Class A	13,966	605,566
PDC Energy, Inc.	11,259	722,603
Range Resources Corp.	29,527	781,580
Southwestern Energy Co.*	134,855	674,275

		8,008,129

Total Energy		10,033,261

Financials (13.2%)
Banks (5.5%)
Associated Banc-Corp.	18,373	330,347
Bank of Hawaii Corp.	4,856	252,900
Bank OZK	13,460	460,332
Cadence Bank	20,743	430,625
Cathay General Bancorp	8,888	306,814
Columbia Banking System, Inc.	25,413	544,346
Commerce Bancshares, Inc.	13,899	811,007
Cullen/Frost Bankers, Inc.	7,865	828,499
East West Bancorp, Inc.	17,224	955,932
First Financial Bankshares, Inc.	15,861	505,966
First Horizon Corp.	65,572	1,165,870
FNB Corp.	44,171	512,384
Fulton Financial Corp.	20,479	283,020
Glacier Bancorp, Inc.	13,536	568,647
Hancock Whitney Corp.	10,471	381,144
Home BancShares, Inc.	23,119	501,913
International Bancshares Corp.	6,452	276,275
New York Community Bancorp, Inc.	83,243	752,517
Old National Bancorp	35,791	516,106
PacWest Bancorp	14,708	143,109
Pinnacle Financial Partners, Inc.	9,347	515,581
Prosperity Bancshares, Inc.	11,158	686,440
SouthState Corp.	9,250	659,155
Synovus Financial Corp.	17,778	548,096
Texas Capital Bancshares, Inc.*	5,893	288,521
UMB Financial Corp.	5,314	306,724
United Bankshares, Inc.	16,407	577,526
Valley National Bancorp(x)	51,359	474,557
Webster Financial Corp.	21,263	838,187
Wintrust Financial Corp.	7,425	541,654

		15,964,194

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	4,604	655,702
Evercore, Inc., Class A	4,367	503,864
Federated Hermes, Inc., Class B	10,417	418,138
Interactive Brokers Group, Inc., Class A	12,570	1,037,779
Janus Henderson Group plc	16,194	431,408
Jefferies Financial Group, Inc.	22,109	701,740
SEI Investments Co.	12,459	717,015
Stifel Financial Corp.	12,873	760,666

		5,226,312

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	4,582	436,985
Navient Corp.	12,390	198,116
SLM Corp.	29,413	364,427

		999,528

Financial Services (1.4%)
Essent Group Ltd.	13,158	526,978
Euronet Worldwide, Inc.*	5,758	644,320
MGIC Investment Corp.	35,856	481,188
Voya Financial, Inc.(x)	11,853	847,015
Western Union Co. (The)	42,277	471,389
WEX, Inc.*	5,327	979,582

		3,950,472

Insurance (3.5%)
American Financial Group, Inc.	8,537	1,037,245
Brighthouse Financial, Inc.*	8,343	368,010
CNO Financial Group, Inc.	13,972	310,039
First American Financial Corp.	12,653	704,266
Hanover Insurance Group, Inc. (The)	4,351	559,103
Kemper Corp.	7,816	427,223
Kinsale Capital Group, Inc.	2,652	795,998
Old Republic International Corp.	33,707	841,664
Primerica, Inc.	4,509	776,630
Reinsurance Group of America, Inc.	8,148	1,081,728
RenaissanceRe Holdings Ltd.	5,343	1,070,417
RLI Corp.	4,945	657,240
Selective Insurance Group, Inc.	7,374	702,963
Unum Group	22,851	903,986

		10,236,512

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)(x)	57,226	1,093,589
Starwood Property Trust, Inc. (REIT)(x)	37,836	669,319

		1,762,908

Total Financials		38,139,926

Health Care (8.5%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	13,293	337,642
Exelixis, Inc.*	39,602	768,675
Halozyme Therapeutics, Inc.*	16,522	630,975
Neurocrine Biosciences, Inc.*	11,802	1,194,599
United Therapeutics Corp.*	5,570	1,247,457

		4,179,348

Health Care Equipment & Supplies (3.3%)
Enovis Corp.*	5,816	311,098
Envista Holdings Corp.*	19,942	815,229
Globus Medical, Inc., Class A*	9,514	538,873
Haemonetics Corp.*	6,165	510,154
ICU Medical, Inc.*	2,462	406,132
Inari Medical, Inc.*	5,901	364,328
Integra LifeSciences Holdings Corp.*	8,878	509,686
Lantheus Holdings, Inc.*	8,411	694,412
LivaNova plc*	6,588	287,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Masimo Corp.*	5,910	$1,090,631
Neogen Corp.*	26,413	489,169
Omnicell, Inc.*	5,493	322,274
Penumbra, Inc.*	4,641	1,293,400
QuidelOrtho Corp.*	6,537	582,381
Shockwave Medical, Inc.*	4,417	957,738
STAAR Surgical Co.*	5,891	376,730

		9,549,340

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	11,117	803,203
Amedisys, Inc.*	3,970	291,994
Chemed Corp.	1,818	977,630
Encompass Health Corp.	12,194	659,695
HealthEquity, Inc.*	10,342	607,179
Option Care Health, Inc.*	20,449	649,665
Patterson Cos., Inc.	10,556	282,584
Progyny, Inc.*	9,178	294,797
R1 RCM, Inc.(x)*	16,764	251,460
Tenet Healthcare Corp.*	13,212	785,057

		5,603,264

Life Sciences Tools & Services (1.3%)
Azenta, Inc.*	8,444	376,771
Bruker Corp.	12,221	963,504
Medpace Holdings, Inc.*	3,078	578,818
Repligen Corp.*	6,310	1,062,351
Sotera Health Co.(x)*	12,201	218,520
Syneos Health, Inc.*	12,574	447,886

		3,647,850

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	7,694	1,125,863
Perrigo Co. plc	16,453	590,169

		1,716,032

Total Health Care		24,695,834

Industrials (19.8%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	8,261	1,857,486
Curtiss-Wright Corp.	4,681	825,073
Hexcel Corp.	10,299	702,907
Mercury Systems, Inc.*	7,143	365,150
Woodward, Inc.	7,299	710,703

		4,461,319

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	14,497	731,519

Building Products (2.9%)
Advanced Drainage Systems, Inc.	7,644	643,701
Builders FirstSource, Inc.*	17,985	1,596,708
Carlisle Cos., Inc.	6,319	1,428,537
Fortune Brands Innovations, Inc.	15,671	920,358
Lennox International, Inc.	3,945	991,300
Owens Corning	11,420	1,094,036
Simpson Manufacturing Co., Inc.	5,205	570,676
Trex Co., Inc.*	13,409	652,616
UFP Industries, Inc.	7,532	598,568

		8,496,500

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	5,676	379,157
Clean Harbors, Inc.*	6,145	876,031
MSA Safety, Inc.	4,503	601,150
Ritchie Bros Auctioneers, Inc.	11	618
Stericycle, Inc.*	11,264	491,223
Tetra Tech, Inc.	6,504	955,503

		3,303,682

Construction & Engineering (1.8%)
AECOM	16,980	1,431,754
EMCOR Group, Inc.	5,824	946,924
Fluor Corp.*	17,363	536,690
MasTec, Inc.*	7,240	683,746
MDU Resources Group, Inc.	24,849	757,397
Valmont Industries, Inc.	2,607	832,363

		5,188,874

Electrical Equipment (1.9%)
Acuity Brands, Inc.	3,916	715,571
EnerSys	4,992	433,705
Hubbell, Inc.	6,550	1,593,680
nVent Electric plc	20,356	874,087
Regal Rexnord Corp.	8,083	1,137,521
SunPower Corp.(x)*	10,617	146,939
Sunrun, Inc.(x)*	26,040	524,706
Vicor Corp.*	2,758	129,460

		5,555,669

Ground Transportation (1.7%)
Avis Budget Group, Inc.*	3,041	592,387
Hertz Global Holdings, Inc.*	19,698	320,880
Knight-Swift Transportation Holdings, Inc.	19,637	1,111,061
Landstar System, Inc.	4,390	786,951
Ryder System, Inc.	6,141	548,023
Saia, Inc.*	3,234	879,907
Werner Enterprises, Inc.	7,184	326,800
XPO, Inc.*	14,053	448,291

		5,014,300

Machinery (4.3%)
AGCO Corp.	7,566	1,022,923
Chart Industries, Inc.*	5,201	652,205
Crane Holdings Co.	5,832	661,932
Donaldson Co., Inc.	14,870	971,606
Esab Corp.	6,313	372,909
Flowserve Corp.	15,970	542,980
Graco, Inc.	20,594	1,503,568
ITT, Inc.	10,106	872,148
Lincoln Electric Holdings, Inc.	7,056	1,193,170
Middleby Corp. (The)*	6,585	965,427
Oshkosh Corp.	7,991	664,691
Terex Corp.	8,329	402,957
Timken Co. (The)	8,089	661,033
Toro Co. (The)	12,791	1,421,848
Watts Water Technologies, Inc., Class A	3,338	561,852

		12,471,249

Marine Transportation (0.2%)
Kirby Corp.*	7,319	510,134

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	39,577	288,120

Professional Services (2.9%)
ASGN, Inc.*	6,098	504,122
CACI International, Inc., Class A*	2,873	851,213
Concentrix Corp.	5,218	634,248
ExlService Holdings, Inc.*	4,041	653,955
Exponent, Inc.	6,178	615,885
FTI Consulting, Inc.*	4,206	830,054
Genpact Ltd.	20,564	950,468
Insperity, Inc.	4,348	528,499
KBR, Inc.	16,764	922,858
ManpowerGroup, Inc.	6,178	509,870
Maximus, Inc.	7,426	584,426
Science Applications International Corp.	6,675	717,296

		8,302,894

Trading Companies & Distributors (1.0%)
GATX Corp.	4,302	473,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	5,782	$485,688
Univar Solutions, Inc.*	19,938	698,428
Watsco, Inc.	4,065	1,293,321

		2,950,743

Total Industrials		57,275,003

Information Technology (9.4%)
Communications Equipment (0.6%)
Calix, Inc.*	6,957	372,826
Ciena Corp.*	18,135	952,450
Lumentum Holdings, Inc.*	8,370	452,064

		1,777,340

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	7,123	889,449
Avnet, Inc.	11,166	504,703
Belden, Inc.	5,231	453,894
Cognex Corp.	21,131	1,047,041
Coherent Corp.*	16,981	646,636
IPG Photonics Corp.*	3,929	484,485
Jabil, Inc.	16,285	1,435,686
Littelfuse, Inc.	3,025	810,972
National Instruments Corp.	15,955	836,202
Novanta, Inc.*	4,361	693,792
TD SYNNEX Corp.	5,127	496,242
Vishay Intertechnology, Inc.	15,833	358,142
Vontier Corp.	19,306	527,826

		9,185,070

IT Services (0.1%)
Kyndryl Holdings, Inc.*	24,997	368,956

Semiconductors & Semiconductor Equipment (2.8%)
Allegro MicroSystems, Inc.*	7,956	381,808
Amkor Technology, Inc.	12,273	319,344
Cirrus Logic, Inc.*	6,752	738,534
Lattice Semiconductor Corp.*	16,749	1,599,530
MACOM Technology Solutions Holdings, Inc.*	6,310	447,000
MKS Instruments, Inc.	6,989	619,365
Power Integrations, Inc.	6,963	589,348
Silicon Laboratories, Inc.*	3,899	682,676
SiTime Corp.*	1,990	283,038
Synaptics, Inc.*	4,814	535,076
Universal Display Corp.	5,311	823,895
Wolfspeed, Inc.*	15,203	987,435

		8,007,049

Software (2.4%)
ACI Worldwide, Inc.*	13,725	370,301
Aspen Technology, Inc.*	3,562	815,235
Blackbaud, Inc.*	5,450	377,685
CommVault Systems, Inc.*	5,500	312,070
Dynatrace, Inc.*	26,491	1,120,569
Envestnet, Inc.*	5,899	346,094
Manhattan Associates, Inc.*	7,637	1,182,589
NCR Corp.*	16,839	397,232
Paylocity Holding Corp.*	5,043	1,002,448
Qualys, Inc.*	4,225	549,334
Teradata Corp.*	12,439	501,043

		6,974,600

Technology Hardware, Storage & Peripherals (0.3%)
Super Micro Computer, Inc.*	5,702	607,548
Xerox Holdings Corp.	13,883	213,798

		821,346

Total Information Technology		27,134,361

Materials (6.3%)
Chemicals (2.7%)
Ashland, Inc.	6,101	626,634
Avient Corp.	10,445	429,916
Axalta Coating Systems Ltd.*	26,956	816,497
Cabot Corp.	6,883	527,513
Chemours Co. (The)	18,126	542,692
Ingevity Corp.*	4,287	306,606
NewMarket Corp.	819	298,919
Olin Corp.	15,035	834,443
RPM International, Inc.	15,774	1,376,124
Scotts Miracle-Gro Co. (The)(x)	5,042	351,629
Sensient Technologies Corp.	5,137	393,289
Valvoline, Inc.	21,010	734,089
Westlake Corp.	4,208	488,044

		7,726,395

Construction Materials (0.2%)
Eagle Materials, Inc.	4,406	646,581

Containers & Packaging (0.8%)
AptarGroup, Inc.	7,978	942,920
Greif, Inc., Class A	3,179	201,453
Silgan Holdings, Inc.	10,223	548,668
Sonoco Products Co.	11,915	726,815

		2,419,856

Metals & Mining (2.4%)
Alcoa Corp.	21,625	920,360
Cleveland-Cliffs, Inc.*	62,969	1,154,222
Commercial Metals Co.	14,311	699,808
MP Materials Corp.*	11,281	318,011
Reliance Steel & Aluminum Co.	7,172	1,841,339
Royal Gold, Inc.	8,021	1,040,404
United States Steel Corp.	27,690	722,709
Worthington Industries, Inc.	3,731	241,209

		6,938,062

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	8,760	474,880

Total Materials		18,205,774

Real Estate (6.9%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT)	46,504	898,922
Medical Properties Trust, Inc. (REIT)(x)	73,194	601,655
Omega Healthcare Investors, Inc. (REIT)	28,624	784,584
Physicians Realty Trust (REIT)	27,892	416,427
Sabra Health Care REIT, Inc. (REIT)	28,210	324,415

		3,026,003

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	27,474	339,579

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	5,326	880,494
First Industrial Realty Trust, Inc. (REIT)	16,146	858,967
Rexford Industrial Realty, Inc. (REIT)	23,109	1,378,452

		3,117,913

Office REITs (0.7%)
Corporate Office Properties Trust (REIT)	13,703	324,898
Cousins Properties, Inc. (REIT)	18,517	395,893
Douglas Emmett, Inc. (REIT)	21,419	264,096
Highwoods Properties, Inc. (REIT)	12,819	297,273
Kilroy Realty Corp. (REIT)	12,877	417,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	19,650	$302,021

		2,001,396

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	5,800	843,842

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT)	18,174	650,811
Independence Realty Trust, Inc. (REIT)	27,352	438,452

		1,089,263

Retail REITs (1.4%)
Agree Realty Corp. (REIT)	10,823	742,566
Brixmor Property Group, Inc. (REIT)	36,648	788,665
Kite Realty Group Trust (REIT)	26,773	560,091
Macerich Co. (The) (REIT)	26,658	282,575
National Retail Properties, Inc. (REIT)	22,161	978,408
Spirit Realty Capital, Inc. (REIT)	17,066	679,910

		4,032,215

Specialized REITs (1.9%)
CubeSmart (REIT)	27,442	1,268,369
EPR Properties (REIT)	9,167	349,263
Lamar Advertising Co. (REIT), Class A	10,664	1,065,227
Life Storage, Inc. (REIT)	10,387	1,361,632
National Storage Affiliates Trust (REIT)	10,326	431,420
PotlatchDeltic Corp. (REIT)	9,870	488,565
Rayonier, Inc. (REIT)	17,997	598,580

		5,563,056

Total Real Estate		20,013,267

Utilities (3.4%)
Electric Utilities (1.2%)
ALLETE, Inc.	6,985	449,624
Hawaiian Electric Industries, Inc.	13,377	513,677
IDACORP, Inc.	6,178	669,263
OGE Energy Corp.	24,464	921,314
PNM Resources, Inc.	10,488	510,556
Portland General Electric Co.	10,909	533,341

		3,597,775

Gas Utilities (1.3%)
National Fuel Gas Co.	11,216	647,612
New Jersey Resources Corp.	11,827	629,196
ONE Gas, Inc.	6,616	524,186
Southwest Gas Holdings, Inc.	7,820	488,359
Spire, Inc.	6,421	450,369
UGI Corp.	25,607	890,099

		3,629,821

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	6,399	542,443

Multi-Utilities (0.3%)
Black Hills Corp.	7,952	501,771
NorthWestern Corp.	7,060	408,492

		910,263

Water Utilities (0.4%)
Essential Utilities, Inc.	29,166	1,273,096

Total Utilities		9,953,398

Total Common Stocks (90.5%) (Cost $193,265,033)		261,999,455

SHORT-TERM INVESTMENTS:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	15,069,027	15,073,548

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,426,446, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,473,986.(xx)	$2,425,476	2,425,476
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $500,344, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $551,476.(xx)	500,000	500,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $11,447, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $11,675.(xx)	11,442	11,442
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $200,082, collateralized by various Common Stocks; total market value $222,348.(xx)	200,000	200,000

Total Repurchase Agreements		3,136,918

Total Short-Term Investments (6.3%) (Cost $18,207,803)		18,210,466

Total Investments in Securities (96.8%) (Cost $211,472,836)		280,209,921
Other Assets Less Liabilities (3.2%)		9,343,662

Net Assets (100%)		$289,553,583

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $3,716,223. This was collateralized by $600,809 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $3,136,918 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	108	6/2023	USD	27,320,760	942,409

					942,409

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,421,439	$—	$—	$5,421,439
Consumer Discretionary	39,729,102	—	—	39,729,102
Consumer Staples	11,398,090	—	—	11,398,090
Energy	10,033,261	—	—	10,033,261
Financials	38,139,926	—	—	38,139,926
Health Care	24,695,834	—	—	24,695,834
Industrials	57,275,003	—	—	57,275,003
Information Technology	27,134,361	—	—	27,134,361
Materials	18,205,774	—	—	18,205,774
Real Estate	20,013,267	—	—	20,013,267
Utilities	9,953,398	—	—	9,953,398
Futures	942,409	—	—	942,409
Short-Term Investments
Investment Company	15,073,548	—	—	15,073,548
Repurchase Agreements	—	3,136,918	—	3,136,918

Total Assets	$278,015,412	$3,136,918	$—	$281,152,330

Total Liabilities	$—	$—	$—	$—

Total	$278,015,412	$3,136,918	$—	$281,152,330

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,712,728
Aggregate gross unrealized depreciation	(17,653,765)

Net unrealized appreciation	$70,058,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,093,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	6,164	$203,658
ATN International, Inc.	3,830	156,723
Bandwidth, Inc., Class A*	9,201	139,855
Charge Enterprises, Inc.(x)*	49,467	54,414
Cogent Communications Holdings, Inc.	15,956	1,016,716
Consolidated Communications Holdings, Inc.*	27,315	70,473
EchoStar Corp., Class A*	10,054	183,888
Globalstar, Inc.(x)*	245,889	285,231
IDT Corp., Class B*	5,842	199,095
Iridium Communications, Inc.	46,900	2,904,517
Liberty Latin America Ltd., Class A*	10,039	83,424
Liberty Latin America Ltd., Class C*	59,402	490,661
Ooma, Inc.*	9,713	121,510
Radius Global Infrastructure, Inc.*	26,416	387,523

		6,297,688

Entertainment (0.3%)
Cinemark Holdings, Inc.*	40,618	600,740
IMAX Corp.*	17,766	340,752
Liberty Media Corp.-Liberty Braves, Class A(x)*	4,292	148,417
Liberty Media Corp.-Liberty Braves, Class C*	12,950	436,286
Lions Gate Entertainment Corp., Class A*	18,190	201,363
Lions Gate Entertainment Corp., Class B*	43,968	456,388
Madison Square Garden Entertainment Corp.*	9,564	564,945
Marcus Corp. (The)(x)	8,563	137,008
Playstudios, Inc.*	20,864	76,988
Reservoir Media, Inc.(x)*	4,776	31,140
Skillz, Inc.(x)*	82,884	49,167
Vivid Seats, Inc., Class A(x)*	12,936	98,702

		3,141,896

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	2,770	11,772
Bumble, Inc., Class A*	35,566	695,315
Cargurus, Inc.*	38,557	720,245
Cars.com, Inc.*	25,124	484,893
DHI Group, Inc.*	10,568	41,004
Eventbrite, Inc., Class A*	26,172	224,556
EverQuote, Inc., Class A*	5,082	70,640
fuboTV, Inc.(x)*	65,551	79,317
Leafly Holdings, Inc.(x)*	1,185	474
MediaAlpha, Inc., Class A*	10,436	156,331
Outbrain, Inc.*	9,433	38,958
QuinStreet, Inc.*	18,793	298,245
Shutterstock, Inc.	8,896	645,850
TrueCar, Inc.*	34,609	79,601
Vimeo, Inc.*	53,110	203,411
Vinco Ventures, Inc.(x)*	49,521	15,911
Wejo Group Ltd.(x)*	6,228	3,070
Yelp, Inc.*	25,606	786,104
Ziff Davis, Inc.*	16,753	1,307,572
ZipRecruiter, Inc., Class A*	28,171	449,046

		6,312,315

Media (0.7%)
AdTheorent Holding Co., Inc.*	4,354	7,358
Advantage Solutions, Inc.*	31,224	49,334
AMC Networks, Inc., Class A*	12,209	214,634
Audacy, Inc.(x)*	32,876	4,428
Boston Omaha Corp., Class A*	7,380	174,685
Cardlytics, Inc.(x)*	13,278	45,079
Clear Channel Outdoor Holdings, Inc.*	135,095	162,114
Cumulus Media, Inc., Class A*	4,606	16,996
Daily Journal Corp.*	307	87,483
Entravision Communications Corp., Class A	26,873	162,582
EW Scripps Co. (The), Class A*	24,645	231,909
Gambling.com Group Ltd.(x)*	2,274	22,535
Gannett Co., Inc.*	37,685	70,471
Gray Television, Inc.	34,046	296,881
iHeartMedia, Inc., Class A*	45,413	177,111
Innovid Corp.*	11,675	16,462
Integral Ad Science Holding Corp.*	15,780	225,181
John Wiley & Sons, Inc., Class A	16,618	644,280
Magnite, Inc.*	49,283	456,361
PubMatic, Inc., Class A*	16,148	223,165
Quotient Technology, Inc.*	35,549	116,601
Scholastic Corp.	10,296	352,329
Sinclair Broadcast Group, Inc., Class A	15,173	260,369
Stagwell, Inc.(x)*	30,601	227,059
TechTarget, Inc.*	10,494	379,043
TEGNA, Inc.	85,971	1,453,770
Thryv Holdings, Inc.*	7,024	161,973
Urban One, Inc.*	3,259	17,924
Urban One, Inc., Class A*	1,461	11,031
WideOpenWest, Inc.*	19,707	209,485

		6,478,633

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	19,804	287,158
KORE Group Holdings, Inc.(x)*	8,676	10,585
Shenandoah Telecommunications Co.	19,875	378,022
Telephone and Data Systems, Inc.	38,447	404,078
United States Cellular Corp.*	6,218	128,899

		1,208,742

Total Communication Services		23,439,274

Consumer Discretionary (10.3%)
Automobile Components (1.4%)
Adient plc*	36,346	1,488,732
American Axle & Manufacturing Holdings, Inc.*	41,944	327,583
Dana, Inc.	50,681	762,749
Dorman Products, Inc.*	9,803	845,607
Fox Factory Holding Corp.*	16,289	1,976,996
Gentherm, Inc.*	12,325	744,676
Goodyear Tire & Rubber Co. (The)*	103,828	1,144,185
Holley, Inc.(x)*	18,022	49,380
LCI Industries	9,406	1,033,437
Luminar Technologies, Inc.(x)*	91,779	595,646
Modine Manufacturing Co.*	18,177	418,980
Motorcar Parts of America, Inc.*	6,603	49,126
Patrick Industries, Inc.	8,049	553,852
Solid Power, Inc.(x)*	27,162	81,758
Standard Motor Products, Inc.	7,794	287,677
Stoneridge, Inc.*	6,815	127,440
Visteon Corp.*	10,576	1,658,634
XPEL, Inc.(m)*	7,774	528,243

		12,674,701

Automobiles (0.1%)
Canoo, Inc.(x)*	44,102	28,781
Cenntro Electric Group Ltd.(x)*	49,468	22,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Faraday Future Intelligent Electric, Inc.(x)*	128,863	$45,630
Fisker, Inc.(x)*	62,748	385,273
Lordstown Motors Corp.(x)*	42,128	27,935
Mullen Automotive, Inc.(x)*	257,614	33,825
Winnebago Industries, Inc.	11,280	650,856
Workhorse Group, Inc.(x)*	42,977	57,160

		1,252,304

Broadline Retail (0.1%)
1stdibs.com, Inc.*	5,650	22,431
Big Lots, Inc.(x)	7,448	81,630
ContextLogic, Inc., Class A(x)*	220,278	98,200
Dillard’s, Inc., Class A(x)	1,530	470,750
Groupon, Inc.(x)*	9,643	40,597
Qurate Retail, Inc.*	133,180	131,555

		845,163

Distributors (0.0%)†
Funko, Inc., Class A(x)*	11,281	106,380
Weyco Group, Inc.	1,038	26,261

		132,641

Diversified Consumer Services (0.9%)
2U, Inc.*	28,108	192,540
Adtalem Global Education, Inc.*	16,612	641,555
American Public Education, Inc.*	5,785	31,355
Beachbody Co., Inc. (The)(x)*	26,773	12,910
Carriage Services, Inc.	4,994	152,417
Chegg, Inc.*	46,137	752,033
Coursera, Inc.*	41,725	480,672
Duolingo, Inc.*	8,793	1,253,794
European Wax Center, Inc., Class A	9,581	182,039
Frontdoor, Inc.*	30,754	857,421
Graham Holdings Co., Class B	1,437	856,222
Laureate Education, Inc., Class A	50,401	592,716
Nerdy, Inc.(x)*	14,131	59,068
OneSpaWorld Holdings Ltd.*	21,819	261,610
Perdoceo Education Corp.*	25,458	341,901
Rover Group, Inc.(x)*	24,813	112,403
Strategic Education, Inc.	8,391	753,763
Stride, Inc.*	16,307	640,050
Udemy, Inc.*	25,571	225,792
Universal Technical Institute, Inc.*	8,040	59,335
WW International, Inc.*	13,819	56,934

		8,516,530

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc.*	20,448	186,281
Bally’s Corp.*	13,220	258,054
Biglari Holdings, Inc., Class B*	293	49,576
BJ’s Restaurants, Inc.*	8,367	243,814
Bloomin’ Brands, Inc.(x)	35,021	898,289
Bluegreen Vacations Holding Corp.	4,385	120,061
Bowlero Corp.(x)*	7,644	129,566
Brinker International, Inc.*	16,244	617,272
Century Casinos, Inc.*	7,054	51,706
Cheesecake Factory, Inc. (The)(x)	18,372	643,939
Chuy’s Holdings, Inc.*	4,637	166,236
Cracker Barrel Old Country Store, Inc.(x)	8,424	956,966
Dave & Buster’s Entertainment, Inc.*	16,115	592,871
Denny’s Corp.*	21,715	242,339
Dine Brands Global, Inc.	6,508	440,201
El Pollo Loco Holdings, Inc.	4,960	47,566
Everi Holdings, Inc.*	35,532	609,374
F45 Training Holdings, Inc.(x)*	8,843	10,258
First Watch Restaurant Group, Inc.*	4,459	71,612
Full House Resorts, Inc.*	8,508	61,513
Golden Entertainment, Inc.*	7,206	313,533
Hilton Grand Vacations, Inc.*	32,647	1,450,506
Inspirato, Inc.*	2,786	2,671
Inspired Entertainment, Inc.*	5,681	72,660
International Game Technology plc	37,085	993,878
Jack in the Box, Inc.	7,809	683,990
Krispy Kreme, Inc.(x)	28,564	444,170
Kura Sushi USA, Inc., Class A*	1,256	82,695
Life Time Group Holdings, Inc.*	17,043	272,006
Light & Wonder, Inc.*	34,822	2,091,061
Lindblad Expeditions Holdings, Inc.(x)*	8,552	81,757
Monarch Casino & Resort, Inc.	4,985	369,638
NEOGAMES SA*	3,487	53,002
Noodles & Co., Class A*	14,235	69,040
ONE Group Hospitality, Inc. (The)*	5,707	46,227
Papa John’s International, Inc.(x)	12,420	930,631
Portillo’s, Inc., Class A*	8,121	173,546
RCI Hospitality Holdings, Inc.	3,259	254,756
Red Rock Resorts, Inc., Class A	19,201	855,789
Rush Street Interactive, Inc.*	14,519	45,154
Ruth’s Hospitality Group, Inc.	8,438	138,552
Sabre Corp.*	122,509	525,564
SeaWorld Entertainment, Inc.*	15,009	920,202
Shake Shack, Inc., Class A*	13,937	773,364
Sonder Holdings, Inc.(x)*	35,735	27,055
Sweetgreen, Inc., Class A*	31,784	249,187
Target Hospitality Corp.(x)*	12,967	170,386
Texas Roadhouse, Inc.	25,055	2,707,443
Vacasa, Inc., Class A(x)*	20,643	19,863
Wingstop, Inc.	11,524	2,115,576
Xponential Fitness, Inc., Class A*	5,194	157,846

		23,489,242

Household Durables (1.8%)
Aterian, Inc.(x)*	17,850	15,353
Beazer Homes USA, Inc.*	7,553	119,942
Cavco Industries, Inc.*	3,515	1,116,856
Century Communities, Inc.	11,180	714,626
Dream Finders Homes, Inc., Class A(x)*	6,866	90,974
Ethan Allen Interiors, Inc.	5,865	161,053
GoPro, Inc., Class A*	50,347	253,245
Green Brick Partners, Inc.*	10,118	354,737
Helen of Troy Ltd.*	9,049	861,193
Hovnanian Enterprises, Inc., Class A*	1,230	83,443
Installed Building Products, Inc.	9,453	1,077,926
iRobot Corp.(x)*	11,285	492,477
KB Home	28,193	1,132,795
Landsea Homes Corp.*	2,993	18,138
La-Z-Boy, Inc.	16,979	493,749
Legacy Housing Corp.*	4,741	107,905
LGI Homes, Inc.*	8,019	914,407
Lifetime Brands, Inc.	4,008	23,567
Lovesac Co. (The)*	3,573	103,260
M.D.C. Holdings, Inc.	22,941	891,717
M/I Homes, Inc.*	10,895	687,366
Meritage Homes Corp.	13,263	1,548,588
Purple Innovation, Inc.(x)*	18,508	48,861
Skyline Champion Corp.*	20,167	1,517,163
Snap One Holdings Corp.(x)*	5,962	55,745
Sonos, Inc.*	49,004	961,458
Taylor Morrison Home Corp., Class A*	40,012	1,530,859
Traeger, Inc.*	8,795	36,147
Tri Pointe Homes, Inc.*	40,531	1,026,245
Tupperware Brands Corp.*	17,976	44,940
Universal Electronics, Inc.*	3,736	37,883
Vizio Holding Corp., Class A(x)*	24,147	221,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vuzix Corp.(x)*	16,355	$67,710

		16,811,997

Leisure Products (0.4%)
Acushnet Holdings Corp.	13,667	696,197
AMMO, Inc.(x)*	22,874	45,062
Clarus Corp.	7,346	69,420
Johnson Outdoors, Inc., Class A	1,859	117,136
Latham Group, Inc.*	19,037	54,446
Malibu Boats, Inc., Class A*	8,667	489,252
Marine Products Corp.	4,842	63,866
MasterCraft Boat Holdings, Inc.*	4,554	138,578
Smith & Wesson Brands, Inc.	17,204	211,781
Solo Brands, Inc., Class A(x)*	4,173	29,962
Sturm Ruger & Co., Inc.	6,979	400,874
Topgolf Callaway Brands Corp.*	51,959	1,123,353
Vista Outdoor, Inc.*	21,163	586,427

		4,026,354

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	6,604	75,946
Aaron’s Co., Inc. (The)	12,340	119,204
Abercrombie & Fitch Co., Class A*	19,054	528,749
Academy Sports & Outdoors, Inc.	28,826	1,880,897
aka Brands Holding Corp.*	2,460	1,340
American Eagle Outfitters, Inc.	59,224	795,971
America’s Car-Mart, Inc.*	1,523	120,637
Arko Corp.	32,091	272,453
Asbury Automotive Group, Inc.*	8,313	1,745,730
BARK, Inc.(x)*	20,811	30,176
Bed Bath & Beyond, Inc.*	21,660	9,257
Big 5 Sporting Goods Corp.(x)	5,686	43,725
Boot Barn Holdings, Inc.*	10,707	820,584
Buckle, Inc. (The)	10,899	388,985
Build-A-Bear Workshop, Inc.	3,578	83,153
Caleres, Inc.	12,990	280,974
Camping World Holdings, Inc., Class A(x)	15,393	321,252
CarParts.com, Inc.*	12,641	67,503
Cato Corp. (The), Class A	5,041	44,562
Chico’s FAS, Inc.*	31,142	171,281
Children’s Place, Inc. (The)*	3,023	121,676
Citi Trends, Inc.*	2,098	39,904
Conn’s, Inc.*	3,425	20,756
Container Store Group, Inc. (The)*	9,390	32,208
Designer Brands, Inc., Class A	13,097	114,468
Destination XL Group, Inc.*	14,891	82,049
Duluth Holdings, Inc., Class B*	3,666	23,389
EVgo, Inc.(x)*	18,455	143,764
Express, Inc.(x)*	16,203	12,773
Foot Locker, Inc.	30,219	1,199,392
Franchise Group, Inc.(x)	10,048	273,808
Genesco, Inc.*	4,947	182,445
Group 1 Automotive, Inc.	5,319	1,204,328
GrowGeneration Corp.*	20,187	69,040
Guess?, Inc.(x)	8,026	156,186
Haverty Furniture Cos., Inc.	3,870	123,492
Hibbett, Inc.	4,783	282,101
JOANN, Inc.(x)	3,397	5,401
Lands’ End, Inc.*	6,902	67,087
LL Flooring Holdings, Inc.*	7,985	30,343
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,122	5,050
MarineMax, Inc.*	8,202	235,808
Monro, Inc.	12,846	634,978
Murphy USA, Inc.	7,621	1,966,599
National Vision Holdings, Inc.*	30,616	576,805
ODP Corp. (The)*	15,131	680,592
OneWater Marine, Inc., Class A(x)*	3,106	86,875
Overstock.com, Inc.(x)*	15,932	322,942
PetMed Express, Inc.(x)	5,133	83,360
RealReal, Inc. (The)(x)*	22,414	28,242
Rent the Runway, Inc., Class A(x)*	13,033	37,144
Revolve Group, Inc.(x)*	15,169	398,945
RumbleON, Inc., Class B(x)*	2,693	16,320
Sally Beauty Holdings, Inc.*	39,540	616,033
Shoe Carnival, Inc.	4,322	110,859
Signet Jewelers Ltd.	16,777	1,304,915
Sleep Number Corp.*	8,023	243,979
Sonic Automotive, Inc., Class A	7,151	388,585
Sportsman’s Warehouse Holdings, Inc.*	9,967	84,520
Stitch Fix, Inc., Class A*	31,884	162,927
ThredUp, Inc., Class A(x)*	15,823	40,032
Tile Shop Holdings, Inc.*	8,579	40,236
Tilly’s, Inc., Class A*	5,935	45,759
Torrid Holdings, Inc.(x)*	5,134	22,384
TravelCenters of America, Inc.(x)*	3,211	277,752
Upbound Group, Inc.	20,873	511,597
Urban Outfitters, Inc.*	24,243	672,016
Warby Parker, Inc., Class A*	31,303	331,499
Winmark Corp.	996	319,148
Zumiez, Inc.*	4,236	78,112

		22,311,002

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A*	25,097	30,116
Crocs, Inc.*	22,741	2,875,372
Ermenegildo Zegna NV(x)	15,504	211,475
Fossil Group, Inc.*	12,661	40,515
G-III Apparel Group Ltd.*	11,524	179,198
Kontoor Brands, Inc.	20,230	978,930
Movado Group, Inc.	5,949	171,153
Oxford Industries, Inc.	6,107	644,838
PLBY Group, Inc.(x)*	11,684	23,134
Rocky Brands, Inc.	1,752	40,419
Steven Madden Ltd.	29,993	1,079,748
Superior Group of Cos., Inc.	3,612	28,426
Unifi, Inc.*	5,772	47,157
Wolverine World Wide, Inc.	32,218	549,317

		6,899,798

Total Consumer Discretionary		96,959,732

Consumer Staples (3.4%)
Beverages (0.6%)
Celsius Holdings, Inc.*	20,729	1,926,553
Coca-Cola Consolidated, Inc.	1,895	1,013,977
Duckhorn Portfolio, Inc. (The)*	10,565	167,984
MGP Ingredients, Inc.	5,270	509,715
National Beverage Corp.*	10,060	530,363
Primo Water Corp.	58,778	902,242
Vintage Wine Estates, Inc.(x)*	8,275	8,854
Vita Coco Co., Inc. (The)(x)*	7,868	154,370

		5,214,058

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	11,847	489,518
Boxed, Inc.(x)*	3,139	596
Chefs’ Warehouse, Inc. (The)*	12,473	424,706
Fresh Market, Inc. (The)(r)*	14,855	—
HF Foods Group, Inc.*	11,041	43,281
Ingles Markets, Inc., Class A	5,217	462,748
Natural Grocers by Vitamin Cottage, Inc.	2,804	32,947
PriceSmart, Inc.	9,743	696,430
Rite Aid Corp.(x)*	22,508	50,418
SpartanNash Co.	13,223	327,930
Sprouts Farmers Market, Inc.*	39,451	1,381,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
United Natural Foods, Inc.*	21,661	$570,767
Village Super Market, Inc., Class A	2,872	65,711
Weis Markets, Inc.	6,009	508,782

		5,055,802

Food Products (1.1%)
Alico, Inc.	1,129	27,322
AppHarvest, Inc.(x)*	20,687	12,667
B&G Foods, Inc.(x)	25,358	393,810
Benson Hill, Inc.*	48,616	55,908
Beyond Meat, Inc.*	23,091	374,767
BRC, Inc., Class A(x)*	6,882	35,373
Calavo Growers, Inc.	5,166	148,626
Cal-Maine Foods, Inc.	14,047	855,322
Fresh Del Monte Produce, Inc.	10,406	313,325
Hain Celestial Group, Inc. (The)*	31,986	548,560
Hostess Brands, Inc.*	51,754	1,287,639
J & J Snack Foods Corp.	5,548	822,325
John B Sanfilippo & Son, Inc.	3,211	311,210
Lancaster Colony Corp.	7,150	1,450,592
Lifecore Biomedical, Inc.(x)*	8,388	31,665
Local Bounti Corp.(x)*	9,167	7,307
Mission Produce, Inc.*	12,834	142,586
Seneca Foods Corp., Class A*	1,261	65,912
Simply Good Foods Co. (The)*	32,590	1,296,104
Sovos Brands, Inc.*	14,915	248,782
SunOpta, Inc.*	26,738	205,883
Tattooed Chef, Inc.(x)*	12,568	17,847
Tootsie Roll Industries, Inc.	4,162	186,926
TreeHouse Foods, Inc.*	19,536	985,200
Utz Brands, Inc.	24,167	398,030
Vital Farms, Inc.*	6,291	96,252
VZS Enterprises, Inc.(r)(x)*	2,275	—
Whole Earth Brands, Inc.*	11,111	28,444

		10,348,384

Household Products (0.3%)
Central Garden & Pet Co.*	2,506	102,896
Central Garden & Pet Co., Class A*	16,295	636,646
Energizer Holdings, Inc.	26,735	927,705
WD-40 Co.	5,427	966,277

		2,633,524

Personal Care Products (0.8%)
Beauty Health Co. (The)(x)*	32,970	416,411
BellRing Brands, Inc.*	49,445	1,681,130
e.l.f. Beauty, Inc.*	18,207	1,499,346
Edgewell Personal Care Co.	19,506	827,445
Herbalife Nutrition Ltd.*	36,511	587,827
Honest Co., Inc. (The)*	17,066	30,719
Inter Parfums, Inc.	7,293	1,037,356
Medifast, Inc.	4,115	426,602
Nature’s Sunshine Products, Inc.*	3,375	34,459
Nu Skin Enterprises, Inc., Class A	18,801	739,067
Thorne HealthTech, Inc.*	1,888	8,723
USANA Health Sciences, Inc.*	3,513	220,968
Veru, Inc.(x)*	24,494	28,413

		7,538,466

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	45,602	35,068
Turning Point Brands, Inc.	3,779	79,359
Universal Corp.	9,858	521,390
Vector Group Ltd.	58,736	705,419

		1,341,236

Total Consumer Staples		32,131,470

Energy (5.8%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	50,839	496,697
Borr Drilling Ltd.*	75,152	569,652
Bristow Group, Inc.*	9,079	203,370
Cactus, Inc., Class A	21,858	901,205
ChampionX Corp.	75,638	2,052,059
Diamond Offshore Drilling, Inc.*	37,435	450,718
DMC Global, Inc.*	7,375	162,029
Dril-Quip, Inc.*	13,322	382,208
Expro Group Holdings NV*	31,059	570,243
Helix Energy Solutions Group, Inc.*	52,973	410,011
Helmerich & Payne, Inc.	39,547	1,413,805
Liberty Energy, Inc., Class A	50,925	652,349
Nabors Industries Ltd.*	3,354	408,886
National Energy Services Reunited Corp.*	18,081	95,106
Newpark Resources, Inc.*	34,643	133,376
NexTier Oilfield Solutions, Inc.*	69,994	556,452
Noble Corp. plc*	31,111	1,227,951
Oceaneering International, Inc.*	37,237	656,488
Oil States International, Inc.*	16,888	140,677
Patterson-UTI Energy, Inc.	79,663	932,057
ProFrac Holding Corp., Class A(x)*	6,057	76,742
ProPetro Holding Corp.*	34,028	244,661
RPC, Inc.	27,329	210,160
Select Energy Services, Inc., Class A	26,602	185,150
Solaris Oilfield Infrastructure, Inc., Class A	8,716	74,435
TETRA Technologies, Inc.*	32,673	86,584
Tidewater, Inc.*	16,744	738,076
US Silica Holdings, Inc.*	28,782	343,657
Valaris Ltd.*	22,595	1,470,031
Weatherford International plc*	26,277	1,559,540

		17,404,375

Oil, Gas & Consumable Fuels (4.0%)
Aemetis, Inc.(x)*	7,095	16,460
Alto Ingredients, Inc.*	19,930	29,895
Amplify Energy Corp.(x)*	9,497	65,244
Arch Resources, Inc.	5,677	746,298
Ardmore Shipping Corp.	9,123	135,659
Battalion Oil Corp.(x)*	681	4,474
Berry Corp.	19,377	152,109
California Resources Corp.	27,334	1,052,359
Callon Petroleum Co.*	17,617	589,112
Centrus Energy Corp., Class A*	2,784	89,645
Chord Energy Corp.	15,354	2,066,648
Civitas Resources, Inc.	27,393	1,872,038
Clean Energy Fuels Corp.*	61,794	269,422
CNX Resources Corp.*	67,365	1,079,187
Comstock Resources, Inc.	34,528	372,557
CONSOL Energy, Inc.	12,730	741,777
Crescent Energy Co., Class A(x)	9,047	102,322
CVR Energy, Inc.	11,154	365,628
Delek US Holdings, Inc.	28,229	647,856
Denbury, Inc.*	19,147	1,677,852
DHT Holdings, Inc.	50,235	543,040
Dorian LPG Ltd.	12,493	249,110
Earthstone Energy, Inc., Class A(x)*	16,899	219,856
Empire Petroleum Corp.(x)*	1,940	24,075
Energy Fuels, Inc.(x)*	57,982	323,540
Equitrans Midstream Corp.	156,470	904,397
Excelerate Energy, Inc., Class A	4,622	102,331
FLEX LNG Ltd.(x)	10,680	358,634
Frontline plc(x)	44,616	738,841
Gevo, Inc.(x)*	74,759	115,129
Golar LNG Ltd.*	37,475	809,460
Green Plains, Inc.*	17,330	537,057
Gulfport Energy Corp.*	4,236	338,880
HighPeak Energy, Inc.(x)	4,876	112,148
International Seaways, Inc.	17,774	740,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kinetik Holdings, Inc.(x)	6,416	$200,821
Kosmos Energy Ltd.*	167,337	1,244,987
Magnolia Oil & Gas Corp., Class A	63,861	1,397,279
Matador Resources Co.	42,631	2,031,367
Murphy Oil Corp.	56,088	2,074,134
NACCO Industries, Inc., Class A	1,031	37,188
NextDecade Corp.(x)*	8,579	42,638
Nordic American Tankers Ltd.	46,073	182,449
Northern Oil and Gas, Inc.(x)	23,599	716,230
Par Pacific Holdings, Inc.*	18,137	529,600
PBF Energy, Inc., Class A	43,593	1,890,192
Peabody Energy Corp.*	43,744	1,119,846
Permian Resources Corp.	82,813	869,537
Ranger Oil Corp.	7,466	304,911
REX American Resources Corp.*	5,745	164,250
Riley Exploration Permian, Inc.	2,730	103,904
Ring Energy, Inc.(x)*	23,063	43,820
SandRidge Energy, Inc.*	10,368	149,403
Scorpio Tankers, Inc.	17,763	1,000,235
SFL Corp. Ltd.	41,627	395,457
SilverBow Resources, Inc.(x)*	5,226	119,414
Sitio Royalties Corp.	26,343	595,352
SM Energy Co.	45,007	1,267,397
Talos Energy, Inc.*	25,064	371,950
Teekay Corp.*	17,855	110,344
Teekay Tankers Ltd., Class A*	8,180	351,167
Tellurian, Inc.(x)*	193,534	238,047
Uranium Energy Corp.(x)*	123,743	356,380
Ur-Energy, Inc.*	53,823	57,052
VAALCO Energy, Inc.(x)	28,297	128,185
Vertex Energy, Inc.(x)*	13,753	135,880
Vital Energy, Inc.*	5,918	269,506
W&T Offshore, Inc.*	40,470	205,588
World Fuel Services Corp.	25,072	640,590

		37,538,960

Total Energy		54,943,335

Financials (14.4%)
Banks (7.6%)
1st Source Corp.	5,714	246,559
ACNB Corp.(x)	1,612	52,471
Amalgamated Financial Corp.	4,597	81,321
Amerant Bancorp, Inc.	9,373	203,956
American National Bankshares, Inc.	3,186	100,996
Ameris Bancorp	25,253	923,755
Arrow Financial Corp.	4,702	117,127
Associated Banc-Corp.	57,154	1,027,629
Atlantic Union Bankshares Corp.	27,913	978,351
Axos Financial, Inc.*	21,277	785,547
Banc of California, Inc.	19,787	247,931
BancFirst Corp.	7,100	590,010
Bancorp, Inc. (The)*	21,328	593,985
Bank First Corp.(x)	2,101	154,592
Bank of Marin Bancorp	3,984	87,210
Bank of NT Butterfield & Son Ltd. (The)	18,744	506,088
BankUnited, Inc.	28,728	648,678
Bankwell Financial Group, Inc.(x)	963	23,940
Banner Corp.	13,495	733,723
Bar Harbor Bankshares	4,462	118,020
BayCom Corp.	2,732	46,663
BCB Bancorp, Inc.	2,957	38,825
Berkshire Hills Bancorp, Inc.	16,880	423,013
Blue Foundry Bancorp*	6,633	63,146
Blue Ridge Bankshares, Inc.	4,793	48,889
Bridgewater Bancshares, Inc.*	7,265	78,753
Brookline Bancorp, Inc.	35,015	367,658
Business First Bancshares, Inc.	6,733	115,336
Byline Bancorp, Inc.	8,462	182,948
Cadence Bank	68,400	1,419,984
Cambridge Bancorp	2,368	153,470
Camden National Corp.	4,777	172,880
Capital Bancorp, Inc.	2,822	46,958
Capital City Bank Group, Inc.	4,640	135,998
Capitol Federal Financial, Inc.	52,426	352,827
Capstar Financial Holdings, Inc.	5,864	88,840
Carter Bankshares, Inc.*	7,477	104,678
Cathay General Bancorp	26,649	919,924
Central Pacific Financial Corp.	8,369	149,805
Citizens & Northern Corp.	4,736	101,256
City Holding Co.	6,100	554,368
Civista Bancshares, Inc.	4,887	82,493
CNB Financial Corp.	5,081	97,555
Coastal Financial Corp.*	3,731	134,353
Colony Bankcorp, Inc.	3,169	32,324
Columbia Financial, Inc.*	10,139	185,341
Community Bank System, Inc.	19,887	1,043,869
Community Trust Bancorp, Inc.	5,089	193,128
ConnectOne Bancorp, Inc.	12,943	228,832
CrossFirst Bankshares, Inc.*	14,650	153,532
Customers Bancorp, Inc.*	11,812	218,758
CVB Financial Corp.	49,074	818,554
Dime Community Bancshares, Inc.	13,436	305,266
Eagle Bancorp, Inc.	11,539	386,210
Eastern Bankshares, Inc.	59,284	748,164
Enterprise Bancorp, Inc.	2,916	91,737
Enterprise Financial Services Corp.	12,734	567,809
Equity Bancshares, Inc., Class A	4,968	121,070
Esquire Financial Holdings, Inc.	1,508	58,963
Farmers & Merchants Bancorp, Inc.(x)	2,967	72,157
Farmers National Banc Corp.(x)	9,715	122,798
FB Financial Corp.	13,018	404,599
Financial Institutions, Inc.	4,409	85,006
First Bancorp (Nasdaq Stock Exchange)	13,835	491,419
First Bancorp (Quotrix Stock Exchange)	70,060	800,085
First Bancorp, Inc. (The)	3,237	83,806
First Bancshares, Inc. (The)	6,468	167,068
First Bank	6,479	65,438
First Busey Corp.	20,328	413,472
First Business Financial Services, Inc.	1,611	49,152
First Commonwealth Financial Corp.	39,836	495,161
First Community Bankshares, Inc.	5,288	132,464
First Financial Bancorp	34,945	760,753
First Financial Bankshares, Inc.	48,318	1,541,344
First Financial Corp.	3,969	148,758
First Foundation, Inc.	17,938	133,638
First Guaranty Bancshares, Inc.(x)	1,324	20,747
First Internet Bancorp	2,748	45,754
First Interstate BancSystem, Inc., Class A	33,110	988,665
First Merchants Corp.	21,359	703,779
First Mid Bancshares, Inc.	6,101	166,069
First of Long Island Corp. (The)	6,004	81,054
First Western Financial, Inc.*	1,640	32,472
Five Star Bancorp	3,473	74,114
Flushing Financial Corp.	9,770	145,475
Fulton Financial Corp.	59,862	827,293
FVCBankcorp, Inc.*	3,055	32,536
German American Bancorp, Inc.	9,187	306,570
Glacier Bancorp, Inc.	41,568	1,746,272
Great Southern Bancorp, Inc.	3,348	169,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Greene County Bancorp, Inc.(x)	1,498	$33,975
Guaranty Bancshares, Inc.	2,757	76,838
Hancock Whitney Corp.	32,849	1,195,704
Hanmi Financial Corp.	9,845	182,822
HarborOne Bancorp, Inc.	15,319	186,892
HBT Financial, Inc.	4,734	93,354
Heartland Financial USA, Inc.	15,048	577,241
Heritage Commerce Corp.	19,007	158,328
Heritage Financial Corp.	12,899	276,039
Hilltop Holdings, Inc.	20,138	597,494
Hingham Institution For Savings (The)(x)	471	109,950
Home Bancorp, Inc.	2,291	75,672
Home BancShares, Inc.	70,001	1,519,722
HomeStreet, Inc.	6,110	109,919
HomeTrust Bancshares, Inc.	3,681	90,516
Hope Bancorp, Inc.	43,092	423,163
Horizon Bancorp, Inc.	12,404	137,188
Independent Bank Corp.	5,307	94,305
Independent Bank Corp./MA	17,011	1,116,262
Independent Bank Group, Inc.	13,503	625,864
International Bancshares Corp.	19,927	853,274
John Marshall Bancorp, Inc.(x)	2,525	54,540
Kearny Financial Corp.	18,206	147,833
Lakeland Bancorp, Inc.	23,027	360,142
Lakeland Financial Corp.	9,403	589,004
Live Oak Bancshares, Inc.	12,774	311,302
Luther Burbank Corp.	7,607	72,114
Macatawa Bank Corp.	9,940	101,587
Mercantile Bank Corp.	4,985	152,441
Metrocity Bankshares, Inc.	5,432	92,833
Metropolitan Bank Holding Corp.*	2,823	95,671
Mid Penn Bancorp, Inc.	4,145	106,153
Midland States Bancorp, Inc.	6,780	145,228
MidWestOne Financial Group, Inc.	4,861	118,706
MVB Financial Corp.	2,604	53,747
National Bank Holdings Corp., Class A	10,433	349,088
NBT Bancorp, Inc.	15,301	515,797
Nicolet Bankshares, Inc.*	4,681	295,137
Northeast Bank	1,419	47,764
Northfield Bancorp, Inc.(x)	13,959	164,437
Northwest Bancshares, Inc.	48,411	582,384
OceanFirst Financial Corp.	23,582	435,795
OFG Bancorp	19,086	476,005
Old National Bancorp	109,075	1,572,862
Old Second Bancorp, Inc.	13,465	189,318
Origin Bancorp, Inc.	8,414	270,510
Orrstown Financial Services, Inc.	3,351	66,551
Pacific Premier Bancorp, Inc.	34,471	827,993
Park National Corp.	5,734	679,880
Parke Bancorp, Inc.	1,749	31,097
Pathward Financial, Inc.	10,626	440,873
PCB Bancorp	2,265	32,820
Peapack-Gladstone Financial Corp.	5,964	176,654
Peoples Bancorp, Inc.	10,012	257,809
Peoples Financial Services Corp.	2,179	94,460
Pioneer Bancorp, Inc.*	3,738	36,857
Preferred Bank	4,533	248,454
Premier Financial Corp.	14,416	298,844
Primis Financial Corp.	6,416	61,786
Provident Bancorp, Inc.	5,466	37,387
Provident Financial Services, Inc.	27,603	529,426
QCR Holdings, Inc.	5,956	261,528
RBB Bancorp	4,622	71,641
Red River Bancshares, Inc.	1,641	78,949
Renasant Corp.	21,872	668,846
Republic Bancorp, Inc., Class A	3,393	143,965
Republic First Bancorp, Inc.(x)*	20,717	28,175
S&T Bancorp, Inc.	16,282	512,069
Sandy Spring Bancorp, Inc.	16,410	426,332
Seacoast Banking Corp. of Florida	24,710	585,627
ServisFirst Bancshares, Inc.	18,661	1,019,450
Shore Bancshares, Inc.	3,773	53,878
Sierra Bancorp	4,094	70,499
Simmons First National Corp., Class A	45,209	790,705
SmartFinancial, Inc.	4,492	103,945
South Plains Financial, Inc.	3,220	68,940
Southern First Bancshares, Inc.*	2,032	62,382
Southern Missouri Bancorp, Inc.	2,096	78,411
Southside Bancshares, Inc.	13,241	439,601
SouthState Corp.	28,198	2,009,389
Stellar Bancorp, Inc.	16,917	416,327
Sterling Bancorp, Inc.*	4,928	27,892
Stock Yards Bancorp, Inc.	10,196	562,207
Summit Financial Group, Inc.	3,684	76,443
Texas Capital Bancshares, Inc.*	18,397	900,717
Third Coast Bancshares, Inc.*	3,304	51,906
Tompkins Financial Corp.	5,664	375,013
Towne Bank	25,542	680,694
TriCo Bancshares	12,230	508,646
Triumph Financial, Inc.*	9,530	553,312
TrustCo Bank Corp.	5,453	174,169
Trustmark Corp.	22,919	566,099
UMB Financial Corp.	16,462	950,187
United Bankshares, Inc.	49,686	1,748,947
United Community Banks, Inc.	39,442	1,109,109
Unity Bancorp, Inc.	1,211	27,623
Univest Financial Corp.	10,152	241,008
USCB Financial Holdings, Inc.(x)*	2,414	23,874
Valley National Bancorp(x)	160,349	1,481,625
Veritex Holdings, Inc.	20,944	382,437
Washington Federal, Inc.	24,695	743,813
Washington Trust Bancorp, Inc.	5,586	193,611
WesBanco, Inc.	21,797	669,168
West Bancorp, Inc.	5,080	92,812
Westamerica Bancorp	10,876	481,807
WSFS Financial Corp.	22,962	863,601

		71,596,851

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	24,296	776,986
AssetMark Financial Holdings, Inc.*	6,673	209,866
Associated Capital Group, Inc., Class A	1,938	71,609
Avantax, Inc.*	17,538	461,600
B Riley Financial, Inc.(x)	8,076	229,278
Bakkt Holdings, Inc.(x)*	16,640	28,621
BGC Partners, Inc., Class A	130,390	681,940
Brightsphere Investment Group, Inc.	11,435	269,637
Cohen & Steers, Inc.	10,366	663,009
Diamond Hill Investment Group, Inc.	875	144,007
Donnelley Financial Solutions, Inc.*	10,160	415,138
Federated Hermes, Inc., Class B	32,613	1,309,086
Focus Financial Partners, Inc., Class A*	22,471	1,165,571
GCM Grosvenor, Inc., Class A	10,640	83,098
Hamilton Lane, Inc., Class A	13,941	1,031,355
Houlihan Lokey, Inc.	18,647	1,631,426
MarketWise, Inc.(x)*	5,323	9,848
Moelis & Co., Class A	24,511	942,203
Open Lending Corp., Class A*	40,506	285,162
Oppenheimer Holdings, Inc., Class A	1,961	76,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Perella Weinberg Partners	14,258	$129,748
Piper Sandler Cos.	6,966	965,557
PJT Partners, Inc., Class A	8,905	642,852
Sculptor Capital Management, Inc.	10,434	89,837
Silvercrest Asset Management Group, Inc., Class A	1,844	33,524
Star Holdings*	2,851	49,584
StepStone Group, Inc., Class A	20,192	490,060
StoneX Group, Inc.*	6,785	702,451
Value Line, Inc.	1,173	56,691
Victory Capital Holdings, Inc., Class A	4,530	132,593
Virtus Investment Partners, Inc.	2,847	542,040
WisdomTree, Inc.	50,860	298,040

		14,619,190

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,241	33,668
Bread Financial Holdings, Inc.	14,928	452,617
Consumer Portfolio Services, Inc.(x)*	1,756	18,772
Curo Group Holdings Corp.(x)	6,514	11,269
Encore Capital Group, Inc.(x)*	9,415	474,987
Enova International, Inc.*	12,492	555,019
EZCORP, Inc., Class A*	16,303	140,206
FirstCash Holdings, Inc.	14,457	1,378,764
Green Dot Corp., Class A*	20,172	346,555
LendingClub Corp.*	39,043	281,500
LendingTree, Inc.*	2,710	72,249
Moneylion, Inc.(x)*	40,057	22,744
Navient Corp.	39,567	632,676
Nelnet, Inc., Class A	5,872	539,578
NerdWallet, Inc., Class A(x)*	10,331	167,156
Oportun Financial Corp.*	8,724	33,675
OppFi, Inc.(x)*	3,655	7,493
PRA Group, Inc.*	14,452	563,050
PROG Holdings, Inc.*	20,541	488,670
Regional Management Corp.	2,110	55,050
Sunlight Financial Holdings, Inc.(x)*	8,851	2,764
World Acceptance Corp.(x)*	1,492	124,269

		6,402,731

Financial Services (1.6%)
Alerus Financial Corp.	4,520	72,546
A-Mark Precious Metals, Inc.	5,848	202,633
AvidXchange Holdings, Inc.*	53,462	417,004
Banco Latinoamericano de Comercio Exterior SA, Class E	7,550	131,219
Cannae Holdings, Inc.*	27,871	562,437
Cantaloupe, Inc.*	14,541	82,884
Cass Information Systems, Inc.	4,259	184,457
Compass Diversified Holdings	22,885	436,646
Enact Holdings, Inc.(x)	9,049	206,860
Essent Group Ltd.	39,103	1,566,075
Evertec, Inc.	22,639	764,066
Federal Agricultural Mortgage Corp., Class C	3,439	458,040
Finance of America Cos., Inc., Class A(x)*	4,376	5,426
Flywire Corp.*	22,083	648,357
Home Point Capital, Inc.	1,741	3,360
I3 Verticals, Inc., Class A*	7,502	184,024
International Money Express, Inc.*	11,567	298,197
Jackson Financial, Inc., Class A	27,827	1,041,008
Marqeta, Inc., Class A*	161,118	736,309
Merchants Bancorp	5,566	144,939
MoneyGram International, Inc.*	34,773	362,335
Mr Cooper Group, Inc.*	26,610	1,090,212
NMI Holdings, Inc., Class A*	30,284	676,242
Payoneer Global, Inc.*	82,127	515,757
Paysafe Ltd.*	10,459	180,627
PennyMac Financial Services, Inc.‡	9,910	590,735
Priority Technology Holdings, Inc.(x)*	4,586	16,464
Radian Group, Inc.	61,156	1,351,548
Remitly Global, Inc.*	34,934	592,131
Repay Holdings Corp.*	32,077	210,746
StoneCo Ltd., Class A*	102,891	981,580
SWK Holdings Corp.(x)*	967	17,271
Velocity Financial, Inc.*	2,290	20,679
Walker & Dunlop, Inc.	11,307	861,254
Waterstone Financial, Inc.	5,661	85,651

		15,699,719

Insurance (1.9%)
Ambac Financial Group, Inc.*	12,358	191,302
American Equity Investment Life Holding Co.	26,382	962,679
AMERISAFE, Inc.	7,269	355,818
Argo Group International Holdings Ltd.	10,689	313,081
Bright Health Group, Inc.(x)*	85,023	18,731
BRP Group, Inc., Class A*	22,259	566,714
CNO Financial Group, Inc.	42,920	952,395
Crawford & Co., Class A	7,232	60,459
Donegal Group, Inc., Class A	7,520	114,906
eHealth, Inc.*	6,587	61,654
Employers Holdings, Inc.	10,748	448,084
Enstar Group Ltd.*	4,326	1,002,723
Genworth Financial, Inc., Class A*	184,078	924,072
Goosehead Insurance, Inc., Class A*	7,045	367,749
Greenlight Capital Re Ltd., Class A*	6,647	62,415
HCI Group, Inc.(x)	2,417	129,551
Hippo Holdings, Inc.(x)*	2,720	44,146
Horace Mann Educators Corp.	17,165	574,684
Investors Title Co.	362	54,662
James River Group Holdings Ltd.	13,951	288,088
Kinsale Capital Group, Inc.	8,105	2,432,716
Lemonade, Inc.(x)*	16,274	232,067
MBIA, Inc.*	13,823	128,001
Mercury General Corp.	9,967	316,353
National Western Life Group, Inc., Class A	767	186,089
NI Holdings, Inc.*	4,089	53,157
Oscar Health, Inc., Class A*	37,390	244,531
Palomar Holdings, Inc.*	8,971	495,199
ProAssurance Corp.	21,012	388,302
RLI Corp.	14,442	1,919,486
Root, Inc., Class A(x)*	2,072	9,345
Safety Insurance Group, Inc.	5,868	437,283
Selective Insurance Group, Inc.	22,111	2,107,842
Selectquote, Inc.*	52,399	113,706
SiriusPoint Ltd.*	30,130	244,957
Skyward Specialty Insurance Group, Inc.(x)*	2,640	57,737
Stewart Information Services Corp.	10,424	420,608
Tiptree, Inc.	7,499	109,260
Trean Insurance Group, Inc.*	5,159	31,573
Trupanion, Inc.(x)*	14,618	626,966
United Fire Group, Inc.	6,884	182,770
Universal Insurance Holdings, Inc.	6,868	125,135

		18,356,996

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)	4,164	50,634
Angel Oak Mortgage REIT, Inc. (REIT)(x)	2,672	19,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	56,999	$530,661
Arbor Realty Trust, Inc. (REIT)(x)	59,005	677,967
Ares Commercial Real Estate Corp. (REIT)(x)	14,097	128,142
ARMOUR Residential REIT, Inc. (REIT)(x)	51,649	271,157
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	63,078	1,125,942
BrightSpire Capital, Inc. (REIT)	30,530	180,127
Broadmark Realty Capital, Inc. (REIT)	35,101	164,975
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	22,562
Chimera Investment Corp. (REIT)(x)	90,743	511,790
Claros Mortgage Trust, Inc. (REIT)(x)	34,096	397,218
Dynex Capital, Inc. (REIT)	13,416	162,602
Ellington Financial, Inc. (REIT)(x)	21,306	260,146
Franklin BSP Realty Trust, Inc. (REIT)(x)	31,275	373,111
Granite Point Mortgage Trust, Inc. (REIT)	13,506	66,990
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	31,672	905,819
Invesco Mortgage Capital, Inc. (REIT)(x)	12,431	137,860
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	203,653
Ladder Capital Corp. (REIT)	43,259	408,798
MFA Financial, Inc. (REIT)	39,542	392,257
New York Mortgage Trust, Inc. (REIT)	35,519	353,769
Nexpoint Real Estate Finance, Inc. (REIT)	1,492	23,380
Orchid Island Capital, Inc. (REIT)(x)	13,310	142,816
PennyMac Mortgage Investment Trust (REIT)(x)‡	39,106	482,177
Ready Capital Corp. (REIT)(x)	25,519	259,528
Redwood Trust, Inc. (REIT)	45,807	308,739
TPG RE Finance Trust, Inc. (REIT)	23,235	168,686
Two Harbors Investment Corp. (REIT)	33,948	499,375

		9,230,387

Total Financials		135,905,874

Health Care (14.4%)
Biotechnology (5.9%)
2seventy bio, Inc.*	13,024	132,845
4D Molecular Therapeutics, Inc.*	7,552	129,819
Aadi Bioscience, Inc.(x)*	3,854	27,903
Absci Corp.(x)*	15,493	27,113
ACADIA Pharmaceuticals, Inc.*	45,775	861,485
Acrivon Therapeutics, Inc.*	2,201	27,931
Adicet Bio, Inc.*	10,979	63,239
ADMA Biologics, Inc.*	49,601	164,179
Aerovate Therapeutics, Inc.(x)*	2,410	48,610
Affimed NV(x)*	53,538	39,918
Agenus, Inc.*	104,036	158,135
Agios Pharmaceuticals, Inc.*	21,679	497,967
Akero Therapeutics, Inc.*	12,222	467,614
Alector, Inc.*	21,979	136,050
Alkermes plc*	61,766	1,741,184
Allogene Therapeutics, Inc.(x)*	28,247	139,540
Allovir, Inc.*	10,486	41,315
Alpine Immune Sciences, Inc.*	3,317	25,607
ALX Oncology Holdings, Inc.(x)*	6,441	29,113
Amicus Therapeutics, Inc.*	101,333	1,123,783
AnaptysBio, Inc.*	5,291	115,132
Anavex Life Sciences Corp.(x)*	26,786	229,556
Anika Therapeutics, Inc.*	5,207	149,545
Apellis Pharmaceuticals, Inc.*	34,449	2,272,256
Arbutus Biopharma Corp.*	23,352	70,757
Arcellx, Inc.(x)*	10,053	309,733
Arcturus Therapeutics Holdings, Inc.*	5,680	136,150
Arcus Biosciences, Inc.*	19,692	359,182
Arcutis Biotherapeutics, Inc.*	12,918	142,098
Arrowhead Pharmaceuticals, Inc.*	39,077	992,556
Atara Biotherapeutics, Inc.*	34,157	99,055
Aura Biosciences, Inc.(x)*	5,381	49,936
Aurinia Pharmaceuticals, Inc.(x)*	49,814	545,961
Avid Bioservices, Inc.*	23,707	444,743
Avidity Biosciences, Inc.*	21,901	336,180
Beam Therapeutics, Inc.(x)*	23,563	721,499
BioCryst Pharmaceuticals, Inc.*	73,704	614,691
Biohaven Ltd.*	23,616	322,595
Bioxcel Therapeutics, Inc.(x)*	6,430	119,984
Bluebird Bio, Inc.*	26,211	83,351
Blueprint Medicines Corp.*	22,596	1,016,594
Bridgebio Pharma, Inc.*	40,143	665,571
C4 Therapeutics, Inc.*	15,050	47,257
CareDx, Inc.*	20,178	184,427
Caribou Biosciences, Inc.*	23,075	122,528
Catalyst Pharmaceuticals, Inc.*	36,209	600,345
Celldex Therapeutics, Inc.*	16,654	599,211
Celularity, Inc., Class A(x)*	16,429	10,181
Century Therapeutics, Inc.(x)*	5,929	20,574
Cerevel Therapeutics Holdings, Inc.*	20,564	501,556
Chimerix, Inc.*	20,344	25,633
Chinook Therapeutics, Inc.*	18,940	438,461
Cogent Biosciences, Inc.(x)*	23,082	249,055
Coherus Biosciences, Inc.*	26,680	182,491
Crinetics Pharmaceuticals, Inc.*	18,883	303,261
CTI BioPharma Corp.*	39,175	164,535
Cullinan Oncology, Inc.*	9,759	99,835
Cytokinetics, Inc.*	30,180	1,062,034
Day One Biopharmaceuticals, Inc.*	7,166	95,809
Deciphera Pharmaceuticals, Inc.*	18,284	282,488
Denali Therapeutics, Inc.*	39,178	902,661
Design Therapeutics, Inc.(x)*	13,048	75,287
Dynavax Technologies Corp.*	45,762	448,925
Dyne Therapeutics, Inc.*	10,698	123,241
Eagle Pharmaceuticals, Inc.*	3,922	111,267
Editas Medicine, Inc.*	28,133	203,964
Eiger BioPharmaceuticals, Inc.*	11,184	10,031
Emergent BioSolutions, Inc.*	20,011	207,314
Enanta Pharmaceuticals, Inc.*	7,640	308,962
Enochian Biosciences, Inc.(x)*	5,366	4,910
EQRx, Inc.*	63,615	123,413
Erasca, Inc.(x)*	25,912	77,995
Fate Therapeutics, Inc.*	32,218	183,643
FibroGen, Inc.*	32,341	603,483
Foghorn Therapeutics, Inc.(x)*	6,475	40,145
Gelesis Holdings, Inc.(x)*	2,677	436
Generation Bio Co.*	17,068	73,392
Geron Corp.*	150,549	326,691
Gossamer Bio, Inc.(x)*	24,866	31,331
GreenLight Biosciences Holdings PBC(x)*	19,426	8,400
Halozyme Therapeutics, Inc.*	50,141	1,914,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Heron Therapeutics, Inc.(x)*	25,949	$39,183
HilleVax, Inc.(x)*	3,348	55,342
Humacyte, Inc.(x)*	15,213	47,008
Icosavax, Inc.(x)*	5,653	32,787
Ideaya Biosciences, Inc.*	16,563	227,410
IGM Biosciences, Inc.(x)*	5,982	82,193
ImmunityBio, Inc.(x)*	45,219	82,299
ImmunoGen, Inc.*	76,167	292,481
Immunovant, Inc.*	16,312	252,999
Inhibrx, Inc.*	12,610	237,951
Inovio Pharmaceuticals, Inc.(x)*	81,430	66,773
Insmed, Inc.*	51,077	870,863
Instil Bio, Inc.*	26,816	17,720
Intellia Therapeutics, Inc.*	30,781	1,147,208
Intercept Pharmaceuticals, Inc.*	10,619	142,613
Invivyd, Inc.(x)*	19,006	22,807
Iovance Biotherapeutics, Inc.*	56,622	345,960
Ironwood Pharmaceuticals, Inc.*	51,960	546,619
iTeos Therapeutics, Inc.*	10,676	145,300
IVERIC bio, Inc.*	50,022	1,217,035
Janux Therapeutics, Inc.*	4,364	52,804
Jounce Therapeutics, Inc.(x)*	9,942	18,393
KalVista Pharmaceuticals, Inc.*	8,566	67,329
Karuna Therapeutics, Inc.*	11,707	2,126,459
Karyopharm Therapeutics, Inc.*	30,575	118,937
Keros Therapeutics, Inc.*	7,079	302,273
Kezar Life Sciences, Inc.*	22,223	69,558
Kiniksa Pharmaceuticals Ltd., Class A*	13,827	148,779
Kinnate Biopharma, Inc.*	6,636	41,475
Kodiak Sciences, Inc.*	14,465	89,683
Kronos Bio, Inc.(x)*	15,612	22,793
Krystal Biotech, Inc.*	7,925	634,475
Kura Oncology, Inc.*	25,353	310,067
Kymera Therapeutics, Inc.*	13,194	390,938
Lexicon Pharmaceuticals, Inc.*	20,488	49,786
Lyell Immunopharma, Inc.(x)*	64,375	151,925
MacroGenics, Inc.(x)*	23,329	167,269
Madrigal Pharmaceuticals, Inc.*	4,738	1,147,828
MannKind Corp.*	96,536	395,798
MeiraGTx Holdings plc*	12,601	65,147
Mersana Therapeutics, Inc.*	21,047	86,503
MiMedx Group, Inc.*	44,535	151,864
Mineralys Therapeutics, Inc.(x)*	3,077	48,186
Mirum Pharmaceuticals, Inc.*	6,968	167,371
Monte Rosa Therapeutics, Inc.(x)*	8,051	62,717
Morphic Holding, Inc.*	9,144	344,180
Myriad Genetics, Inc.*	30,524	709,073
Nkarta, Inc.(x)*	12,850	45,617
Nurix Therapeutics, Inc.*	16,175	143,634
Nuvalent, Inc., Class A(x)*	6,241	162,828
Ocugen, Inc.(x)*	76,536	65,293
Organogenesis Holdings, Inc.*	34,154	72,748
Outlook Therapeutics, Inc.(x)*	31,743	34,600
Pardes Biosciences, Inc.*	7,405	9,775
PDL BioPharma, Inc.(r)(x)*	24,135	9,764
PepGen, Inc.*	3,891	47,587
PMV Pharmaceuticals, Inc.*	16,107	76,830
Point Biopharma Global, Inc.(x)*	24,153	175,592
Praxis Precision Medicines, Inc.(x)*	9,574	7,745
Precigen, Inc.(x)*	54,818	58,107
Prime Medicine, Inc.(x)*	2,686	33,038
Prometheus Biosciences, Inc.*	12,848	1,378,847
Protagonist Therapeutics, Inc.*	16,632	382,536
Prothena Corp. plc*	15,251	739,216
PTC Therapeutics, Inc.*	26,065	1,262,589
Rallybio Corp.(x)*	5,043	28,796
RAPT Therapeutics, Inc.*	9,425	172,949
Recursion Pharmaceuticals, Inc., Class A(x)*	48,916	326,270
REGENXBIO, Inc.*	15,994	302,447
Relay Therapeutics, Inc.*	31,729	522,577
Replimune Group, Inc.*	15,568	274,931
REVOLUTION Medicines, Inc.*	30,716	665,309
Rigel Pharmaceuticals, Inc.*	47,613	62,849
Rocket Pharmaceuticals, Inc.*	18,306	313,582
Sage Therapeutics, Inc.*	19,347	811,800
Sana Biotechnology, Inc.(x)*	34,535	112,929
Sangamo Therapeutics, Inc.*	49,704	87,479
Seres Therapeutics, Inc.*	25,118	142,419
SpringWorks Therapeutics, Inc.(x)*	12,659	325,843
Stoke Therapeutics, Inc.*	8,819	73,462
Sutro Biopharma, Inc.*	12,083	55,823
Syndax Pharmaceuticals, Inc.*	20,201	426,645
Talaris Therapeutics, Inc.*	5,402	10,156
Tango Therapeutics, Inc.*	12,387	48,929
Tenaya Therapeutics, Inc.(x)*	7,967	22,706
TG Therapeutics, Inc.(x)*	51,574	775,673
Travere Therapeutics, Inc.*	22,548	507,105
Twist Bioscience Corp.*	21,192	319,575
Tyra Biosciences, Inc.(x)*	2,930	47,085
Vanda Pharmaceuticals, Inc.*	20,617	139,989
Vaxart, Inc.(x)*	49,506	37,461
Vaxcyte, Inc.*	26,038	975,904
VBI Vaccines, Inc.(x)*	88,012	26,668
Vera Therapeutics, Inc.(x)*	3,813	29,589
Veracyte, Inc.*	27,323	609,303
Vericel Corp.*	19,213	563,325
Verve Therapeutics, Inc.(x)*	15,881	229,004
Vir Biotechnology, Inc.*	26,041	605,974
Viridian Therapeutics, Inc.*	14,088	358,399
VistaGen Therapeutics, Inc.(x)*	57,584	7,181
Xencor, Inc.*	22,499	627,497
Y-mAbs Therapeutics, Inc.*	13,368	66,974
Zentalis Pharmaceuticals, Inc.*	15,918	273,790

		55,959,436

Health Care Equipment & Supplies (3.6%)
Alphatec Holdings, Inc.*	26,059	406,520
AngioDynamics, Inc.*	14,468	149,599
Artivion, Inc.*	15,963	209,115
AtriCure, Inc.*	16,894	700,256
Atrion Corp.	545	342,211
Avanos Medical, Inc.*	19,466	578,919
Axogen, Inc.*	14,542	137,422
Axonics, Inc.*	18,166	991,137
Bioventus, Inc., Class A(x)*	14,812	15,849
Butterfly Network, Inc.(x)*	59,659	112,159
Cardiovascular Systems, Inc.*	15,374	305,328
Cerus Corp.*	69,963	207,790
CONMED Corp.	10,984	1,140,798
Cue Health, Inc.(x)*	41,824	76,120
Cutera, Inc.*	6,456	152,491
Embecta Corp.	21,352	600,418
Figs, Inc., Class A*	47,908	296,550
Glaukos Corp.*	17,547	879,105
Haemonetics Corp.*	19,148	1,584,497
Heska Corp.(x)*	3,734	364,513
Inari Medical, Inc.*	17,948	1,108,110
Inogen, Inc.*	7,926	98,916
Inspire Medical Systems, Inc.*	10,473	2,451,415
Integer Holdings Corp.*	12,444	964,410
iRadimed Corp.	4,340	170,779
iRhythm Technologies, Inc.*	11,172	1,385,663
Lantheus Holdings, Inc.*	25,378	2,095,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LeMaitre Vascular, Inc.	6,643	$341,915
LivaNova plc*	20,154	878,311
Merit Medical Systems, Inc.*	20,488	1,515,088
Mesa Laboratories, Inc.	2,121	370,602
Nano-X Imaging Ltd.(x)*	11,308	65,247
Neogen Corp.*	80,219	1,485,656
Nevro Corp.*	13,376	483,542
NuVasive, Inc.*	19,420	802,240
Omnicell, Inc.*	16,710	980,376
OraSure Technologies, Inc.*	18,254	110,437
Orthofix Medical, Inc.*	13,689	229,291
OrthoPediatrics Corp.*	4,926	218,173
Outset Medical, Inc.*	18,340	337,456
Owlet, Inc.(x)*	4,473	1,451
Paragon 28, Inc.*	17,550	299,578
PROCEPT BioRobotics Corp.*	8,808	250,147
Pulmonx Corp.*	11,897	133,008
RxSight, Inc.*	4,888	81,532
Senseonics Holdings, Inc.(x)*	170,980	121,396
Shockwave Medical, Inc.*	13,164	2,854,350
SI-BONE, Inc.*	12,738	250,556
Sight Sciences, Inc.*	6,224	54,398
Silk Road Medical, Inc.*	14,742	576,854
STAAR Surgical Co.*	18,296	1,170,029
Surmodics, Inc.*	4,869	110,916
Tactile Systems Technology, Inc.*	7,743	127,140
Tenon Medical, Inc.(x)*	876	1,551
TransMedics Group, Inc.*	11,083	839,316
Treace Medical Concepts, Inc.*	11,582	291,751
UFP Technologies, Inc.*	2,493	323,691
Utah Medical Products, Inc.	1,376	130,404
Varex Imaging Corp.*	14,498	263,719
Vicarious Surgical, Inc.(x)*	14,190	32,211
ViewRay, Inc.*	55,260	191,200
Zimvie, Inc.*	5,401	39,049
Zynex, Inc.(x)*	5,579	66,948

		33,554,827

Health Care Providers & Services (2.3%)
23andMe Holding Co.(x)*	91,536	208,702
Accolade, Inc.*	23,320	335,342
AdaptHealth Corp.*	29,020	360,719
Addus HomeCare Corp.*	6,300	672,588
Agiliti, Inc.*	12,719	203,250
AirSculpt Technologies, Inc.(x)	1,847	9,309
Alignment Healthcare, Inc.*	38,056	242,036
AMN Healthcare Services, Inc.*	15,989	1,326,447
Apollo Medical Holdings, Inc.*	14,675	535,197
ATI Physical Therapy, Inc.(x)*	18,300	4,652
Aveanna Healthcare Holdings, Inc.(x)*	27,084	28,167
Brookdale Senior Living, Inc.*	76,040	224,318
Cano Health, Inc.(x)*	62,368	56,755
CareMax, Inc.(x)*	15,438	41,219
Castle Biosciences, Inc.*	8,673	197,051
Clover Health Investments Corp.(x)*	147,879	124,973
Community Health Systems, Inc.*	44,166	216,413
CorVel Corp.*	3,422	651,138
Cross Country Healthcare, Inc.*	13,446	300,115
DocGo, Inc.*	31,482	272,319
Ensign Group, Inc. (The)	19,839	1,895,418
Fulgent Genetics, Inc.(x)*	8,016	250,260
GeneDx Holdings Corp.(x)*	42,200	15,403
HealthEquity, Inc.*	31,612	1,855,940
Hims & Hers Health, Inc.*	49,065	486,725
Innovage Holding Corp.(x)*	8,318	66,378
Invitae Corp.(x)*	82,475	111,341
Joint Corp. (The)*	5,592	94,113
LifeStance Health Group, Inc.(x)*	28,275	210,083
ModivCare, Inc.*	5,074	426,622
National HealthCare Corp.	4,915	285,414
National Research Corp.	5,923	257,710
NeoGenomics, Inc.*	46,199	804,325
Oncology Institute, Inc. (The)(x)*	4,746	3,217
OPKO Health, Inc.(x)*	160,873	234,875
Option Care Health, Inc.*	61,159	1,943,021
Owens & Minor, Inc.*	27,612	401,755
P3 Health Partners, Inc.(x)*	7,586	8,041
Patterson Cos., Inc.	32,169	861,164
Pediatrix Medical Group, Inc.*	30,771	458,796
Pennant Group, Inc. (The)*	10,384	148,283
PetIQ, Inc.*	10,699	122,397
Privia Health Group, Inc.*	18,025	497,670
Progyny, Inc.*	27,221	874,339
R1 RCM, Inc.*	53,919	808,785
RadNet, Inc.*	17,301	433,044
Select Medical Holdings Corp.	40,498	1,046,873
Surgery Partners, Inc.*	17,650	608,395
US Physical Therapy, Inc.	5,169	506,097

		21,727,194

Health Care Technology (0.5%)
American Well Corp., Class A*	84,068	198,401
Babylon Holdings Ltd., Class A(x)*	1,122	5,711
Computer Programs and Systems, Inc.*	6,086	183,797
Evolent Health, Inc., Class A*	30,349	984,825
Health Catalyst, Inc.*	19,788	230,926
HealthStream, Inc.*	9,456	256,258
Multiplan Corp.(x)*	140,801	149,249
NextGen Healthcare, Inc.*	20,913	364,095
Nutex Health, Inc.(x)*	84,558	85,404
OptimizeRx Corp.*	6,214	90,911
Pear Therapeutics, Inc.(x)*	17,735	4,522
Phreesia, Inc.*	18,631	601,595
Schrodinger, Inc.*	19,484	513,014
Sharecare, Inc.(x)*	109,811	155,932
Simulations Plus, Inc.	5,942	261,091
Veradigm, Inc.*	42,587	555,760

		4,641,491

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.(x)*	76,865	579,562
Adaptive Biotechnologies Corp.*	41,854	369,571
Akoya Biosciences, Inc.*	4,111	33,628
Alpha Teknova, Inc.*	1,799	5,325
BioLife Solutions, Inc.(x)*	11,672	253,866
Bionano Genomics, Inc.(x)*	113,813	126,332
Codexis, Inc.*	22,875	94,703
CryoPort, Inc.(x)*	16,080	385,920
Cytek Biosciences, Inc.*	40,469	371,910
Inotiv, Inc.(x)*	5,781	25,032
MaxCyte, Inc.(x)*	22,837	113,043
Medpace Holdings, Inc.*	9,355	1,759,208
NanoString Technologies, Inc.*	18,842	186,536
Nautilus Biotechnology, Inc.(x)*	12,585	34,860
OmniAb, Inc.(r)(x)*	2,275	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	29,414	108,244
Pacific Biosciences of California, Inc.*	89,390	1,035,136
PhenomeX, Inc.*	19,652	22,796
Quanterix Corp.*	11,949	134,665
Quantum-Si, Inc.*	24,302	42,772
Science 37 Holdings, Inc.*	16,631	4,683
Seer, Inc.*	17,640	68,090
Singular Genomics Systems, Inc.(x)*	13,127	15,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SomaLogic, Inc.(x)*	57,847	$147,510

		5,919,276

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.(x)*	24,029	194,395
Amneal Pharmaceuticals, Inc.*	48,472	67,376
Amphastar Pharmaceuticals, Inc.*	13,911	521,663
Amylyx Pharmaceuticals, Inc.*	18,609	545,988
AN2 Therapeutics, Inc.(x)*	1,259	12,426
ANI Pharmaceuticals, Inc.*	3,298	130,997
Arvinas, Inc.*	17,870	488,208
Atea Pharmaceuticals, Inc.*	28,227	94,560
Athira Pharma, Inc.*	9,815	24,537
Axsome Therapeutics, Inc.(x)*	11,450	706,236
Cara Therapeutics, Inc.*	17,868	87,732
Cassava Sciences, Inc.(x)*	14,400	347,328
Collegium Pharmaceutical, Inc.*	14,701	352,677
Corcept Therapeutics, Inc.(x)*	32,170	696,802
DICE Therapeutics, Inc.(x)*	13,760	394,224
Edgewise Therapeutics, Inc.(x)*	10,202	68,047
Esperion Therapeutics, Inc.*	19,797	31,477
Evolus, Inc.*	9,855	83,373
EyePoint Pharmaceuticals, Inc.(x)*	6,943	20,412
Fulcrum Therapeutics, Inc.*	15,870	45,230
Harmony Biosciences Holdings, Inc.(x)*	9,068	296,070
Innoviva, Inc.*	23,492	264,285
Intra-Cellular Therapies, Inc.*	33,999	1,841,046
Ligand Pharmaceuticals, Inc.*	5,646	415,320
Liquidia Corp.*	12,660	87,481
Nektar Therapeutics*	69,964	49,178
NGM Biopharmaceuticals, Inc.*	14,873	60,682
Nuvation Bio, Inc.*	51,344	85,231
Ocular Therapeutix, Inc.(x)*	24,495	129,089
Pacira BioSciences, Inc.*	16,625	678,466
Phathom Pharmaceuticals, Inc.(x)*	8,132	58,062
Phibro Animal Health Corp., Class A	7,687	117,765
Prestige Consumer Healthcare, Inc.*	18,767	1,175,377
Provention Bio, Inc.*	22,455	541,165
Reata Pharmaceuticals, Inc., Class A(x)*	10,531	957,479
Relmada Therapeutics, Inc.*	9,222	20,842
Revance Therapeutics, Inc.*	29,132	938,342
Scilex Holding Co.(r)(x)*	21,853	152,315
SIGA Technologies, Inc.	17,494	100,591
Supernus Pharmaceuticals, Inc.*	18,315	663,552
Tarsus Pharmaceuticals, Inc.*	4,912	61,744
Theravance Biopharma, Inc.(x)*	21,397	232,157
Theseus Pharmaceuticals, Inc.*	2,542	22,573
Third Harmonic Bio, Inc.(x)*	3,271	13,477
Ventyx Biosciences, Inc.*	9,530	319,255
Xeris Biopharma Holdings, Inc.(x)*	35,656	58,119

		14,253,351

Total Health Care		136,055,575

Industrials (15.4%)
Aerospace & Defense (1.0%)
AAR Corp.*	12,727	694,258
Aerojet Rocketdyne Holdings, Inc.*	29,687	1,667,519
AeroVironment, Inc.*	9,565	876,728
AerSale Corp.*	7,186	123,743
Archer Aviation, Inc., Class A(x)*	33,475	95,739
Astra Space, Inc.(x)*	38,794	16,487
Astronics Corp.*	7,056	94,268
Cadre Holdings, Inc.(x)	5,146	110,845
Ducommun, Inc.*	2,814	153,954
Kaman Corp.	8,271	189,075
Kratos Defense & Security Solutions, Inc.*	50,631	682,506
Maxar Technologies, Inc.	28,706	1,465,728
Momentus, Inc.(x)*	13,988	8,183
Moog, Inc., Class A	10,814	1,089,510
National Presto Industries, Inc.	1,304	94,005
Park Aerospace Corp.	4,983	67,021
Parsons Corp.*	12,108	541,712
Redwire Corp.(x)*	5,079	15,389
Rocket Lab USA, Inc.(x)*	79,744	322,166
Terran Orbital Corp.(x)*	5,983	11,009
Triumph Group, Inc.*	23,079	267,486
V2X, Inc.*	3,212	127,581
Virgin Galactic Holdings, Inc.(x)*	88,668	359,105

		9,074,017

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	23,596	491,505
Forward Air Corp.	10,577	1,139,777
Hub Group, Inc., Class A*	12,114	1,016,849
Radiant Logistics, Inc.*	9,584	62,871

		2,711,002

Building Products (1.3%)
AAON, Inc.	16,067	1,553,518
American Woodmark Corp.*	6,702	348,973
Apogee Enterprises, Inc.	8,292	358,629
AZZ, Inc.	10,594	436,897
Caesarstone Ltd.(x)	6,303	26,031
CSW Industrials, Inc.	5,819	808,434
Gibraltar Industries, Inc.*	11,749	569,827
Griffon Corp.	17,889	572,627
Insteel Industries, Inc.	5,545	154,262
Janus International Group, Inc.*	30,731	303,008
JELD-WEN Holding, Inc.*	32,547	412,045
Masonite International Corp.*	8,860	804,222
PGT Innovations, Inc.*	21,493	539,689
Quanex Building Products Corp.	12,310	265,034
Resideo Technologies, Inc.*	57,182	1,045,287
Simpson Manufacturing Co., Inc.	16,028	1,757,310
UFP Industries, Inc.	22,092	1,755,651
View, Inc.(x)*	27,342	13,671
Zurn Elkay Water Solutions Corp.	47,687	1,018,594

		12,743,709

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	24,848	1,116,669
ACCO Brands Corp.	33,523	178,343
ACV Auctions, Inc., Class A*	43,677	563,870
Aris Water Solutions, Inc., Class A	5,723	44,582
Brady Corp., Class A	17,066	916,956
BrightView Holdings, Inc.*	12,757	71,694
Brink’s Co. (The)	18,027	1,204,204
Casella Waste Systems, Inc., Class A*	18,499	1,529,127
Cimpress plc*	4,565	200,038
CompX International, Inc.	801	14,482
CoreCivic, Inc. (REIT)*	46,146	424,543
Deluxe Corp.	17,705	283,280
Ennis, Inc.	6,578	138,730
GEO Group, Inc. (The)(x)*	43,916	346,497
Harsco Corp.*	25,229	172,314
Healthcare Services Group, Inc.	30,524	423,368
Heritage-Crystal Clean, Inc.*	5,088	181,184
HNI Corp.	16,430	457,411
Interface, Inc.	17,664	143,432
KAR Auction Services, Inc.*	42,166	576,831
Kimball International, Inc., Class B	9,098	112,815
Li-Cycle Holdings Corp.(x)*	51,068	287,513
Liquidity Services, Inc.*	6,443	84,854
Matthews International Corp., Class A	10,564	380,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MillerKnoll, Inc.	28,164	$575,954
Montrose Environmental Group, Inc.*	10,009	357,021
NL Industries, Inc.	3,964	24,022
Pitney Bowes, Inc.	46,879	182,359
Quad/Graphics, Inc.*	8,851	37,971
SP Plus Corp.*	7,908	271,165
Steelcase, Inc., Class A	22,135	186,377
UniFirst Corp.	5,584	984,068
Viad Corp.*	6,560	136,711
VSE Corp.	2,744	123,206

		12,732,529

Construction & Engineering (1.5%)
Ameresco, Inc., Class A(x)*	12,089	595,021
API Group Corp.*	75,724	1,702,275
Arcosa, Inc.	18,021	1,137,305
Argan, Inc.	3,798	153,705
Comfort Systems USA, Inc.	13,199	1,926,526
Concrete Pumping Holdings, Inc.*	7,519	51,129
Construction Partners, Inc., Class A*	13,644	367,569
Dycom Industries, Inc.*	11,454	1,072,667
EMCOR Group, Inc.	17,646	2,869,063
Fluor Corp.*	53,003	1,638,323
Granite Construction, Inc.	17,907	735,620
Great Lakes Dredge & Dock Corp.*	17,522	95,144
IES Holdings, Inc.*	2,873	123,798
MYR Group, Inc.*	6,470	815,285
Northwest Pipe Co.*	2,485	77,607
Primoris Services Corp.	20,491	505,308
Sterling Infrastructure, Inc.*	10,748	407,134
Tutor Perini Corp.*	11,499	70,949

		14,344,428

Electrical Equipment (1.4%)
Allied Motion Technologies, Inc.	3,526	136,280
Array Technologies, Inc.*	54,546	1,193,466
Atkore, Inc.*	14,723	2,068,287
Babcock & Wilcox Enterprises, Inc.*	15,469	93,742
Blink Charging Co.(x)*	14,800	128,020
Bloom Energy Corp., Class A(x)*	66,152	1,318,409
Encore Wire Corp.	6,642	1,230,962
Energy Vault Holdings, Inc.(x)*	17,006	36,393
EnerSys	15,051	1,307,631
Enovix Corp.(x)*	39,804	593,478
ESS Tech, Inc.(x)*	21,566	29,977
Fluence Energy, Inc.(x)*	13,677	276,959
FTC Solar, Inc.(x)*	11,405	25,661
FuelCell Energy, Inc.(x)*	146,075	416,314
GrafTech International Ltd.	70,889	344,521
Heliogen, Inc.(x)*	24,362	5,852
NEXTracker, Inc., Class A(x)*	11,356	411,769
NuScale Power Corp.*	14,304	130,023
Powell Industries, Inc.	2,324	98,979
Preformed Line Products Co.	656	83,994
Shoals Technologies Group, Inc., Class A*	57,192	1,303,406
Stem, Inc.(x)*	53,357	302,534
SunPower Corp.(x)*	30,911	427,808
Thermon Group Holdings, Inc.*	12,373	308,335
TPI Composites, Inc.*	9,304	121,417
Vicor Corp.*	8,698	408,284

		12,802,501

Ground Transportation (0.6%)
ArcBest Corp.	8,955	827,621
Bird Global, Inc., Class A(x)*	57,895	16,205
Covenant Logistics Group, Inc.	2,366	83,804
Daseke, Inc.*	10,454	80,809
Heartland Express, Inc.	14,881	236,906
Marten Transport Ltd.	21,832	457,380
PAM Transportation Services, Inc.*	1,677	48,013
Saia, Inc.*	9,906	2,695,224
TuSimple Holdings, Inc., Class A(x)*	54,440	80,027
Universal Logistics Holdings, Inc.	2,659	77,510
Werner Enterprises, Inc.	23,376	1,063,374

		5,666,873

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	6,157	122,032

Machinery (3.7%)
3D Systems Corp.*	49,366	529,203
Alamo Group, Inc.	3,859	710,673
Albany International Corp., Class A	11,595	1,036,129
Astec Industries, Inc.	8,633	356,111
Barnes Group, Inc.	17,999	725,000
Berkshire Grey, Inc.*	17,500	24,150
Blue Bird Corp.*	4,443	90,770
Chart Industries, Inc.*	15,754	1,975,552
CIRCOR International, Inc.*	4,782	148,816
Columbus McKinnon Corp.	10,926	406,010
Desktop Metal, Inc., Class A(x)*	68,176	156,805
Douglas Dynamics, Inc.	8,203	261,594
Energy Recovery, Inc.*	18,897	435,576
Enerpac Tool Group Corp.	22,564	575,382
EnPro Industries, Inc.	8,325	864,884
ESCO Technologies, Inc.	9,504	907,157
Evoqua Water Technologies Corp.*	43,496	2,162,621
Fathom Digital Manufacturing C(x)*	2,742	1,489
Federal Signal Corp.	22,094	1,197,716
Franklin Electric Co., Inc.	17,389	1,636,305
Gorman-Rupp Co. (The)	6,871	171,775
Greenbrier Cos., Inc. (The)	12,565	404,216
Helios Technologies, Inc.	12,892	843,137
Hillenbrand, Inc.	26,526	1,260,781
Hillman Solutions Corp.*	50,535	425,505
Hydrofarm Holdings Group, Inc.(x)*	16,165	27,965
Hyliion Holdings Corp.*	32,259	63,873
Hyster-Yale Materials Handling, Inc.	2,784	138,894
Hyzon Motors, Inc.(x)*	23,437	19,103
John Bean Technologies Corp.	12,187	1,331,917
Kadant, Inc.	4,452	928,331
Kennametal, Inc.	30,797	849,381
Lightning eMotors, Inc.(x)*	10,404	2,981
Lindsay Corp.	4,261	643,965
Luxfer Holdings plc	7,277	122,981
Manitowoc Co., Inc. (The)*	9,193	157,108
Markforged Holding Corp.*	28,988	27,794
Microvast Holdings, Inc.(x)*	45,851	56,855
Miller Industries, Inc.	2,909	102,833
Mueller Industries, Inc.	20,797	1,528,163
Mueller Water Products, Inc., Class A	61,022	850,647
Nikola Corp.(x)*	113,719	137,600
Omega Flex, Inc.	1,165	129,828
Proterra, Inc.(x)*	83,668	127,175
Proto Labs, Inc.*	10,005	331,666
RBC Bearings, Inc.*	10,615	2,470,429
REV Group, Inc.	11,257	134,971
Sarcos Technology & Robotics Corp.(x)*	29,332	13,924
Shyft Group, Inc. (The)	14,281	324,893
SPX Technologies, Inc.*	16,837	1,188,355
Standex International Corp.	4,504	551,470
Tennant Co.	7,560	518,087
Terex Corp.	25,060	1,212,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Titan International, Inc.*	19,344	$202,725
Trinity Industries, Inc.	31,896	776,987
Velo3D, Inc.(x)*	17,111	38,842
Wabash National Corp.	17,893	439,989
Watts Water Technologies, Inc., Class A	10,140	1,706,765
Xos, Inc.(x)*	13,954	7,326

		34,473,583

Marine Transportation (0.2%)
Costamare, Inc.	13,536	127,374
Eagle Bulk Shipping, Inc.(x)	4,913	223,542
Eneti, Inc.	5,731	53,585
Genco Shipping & Trading Ltd.	12,952	202,828
Golden Ocean Group Ltd.(x)	46,075	438,634
Matson, Inc.	14,403	859,427
Safe Bulkers, Inc.	17,016	62,789

		1,968,179

Passenger Airlines (0.3%)
Allegiant Travel Co.(x)*	5,933	545,717
Blade Air Mobility, Inc.(x)*	14,856	50,213
Frontier Group Holdings, Inc.(x)*	9,488	93,362
Hawaiian Holdings, Inc.(x)*	13,292	121,755
Joby Aviation, Inc.(x)*	94,827	411,549
SkyWest, Inc.*	20,301	450,073
Spirit Airlines, Inc.	41,930	719,938
Sun Country Airlines Holdings, Inc.*	12,085	247,743
Wheels Up Experience, Inc.(x)*	41,365	26,176

		2,666,526

Professional Services (2.2%)
Alight, Inc., Class A*	137,613	1,267,416
ASGN, Inc.*	18,420	1,522,781
Atlas Technical Consultants, Inc.(x)*	3,832	46,712
Barrett Business Services, Inc.	1,741	154,322
CBIZ, Inc.*	17,727	877,309
Conduent, Inc.*	62,777	215,325
CRA International, Inc.	2,623	282,812
CSG Systems International, Inc.	11,681	627,270
ExlService Holdings, Inc.*	12,192	1,973,031
Exponent, Inc.	18,757	1,869,885
First Advantage Corp.*	21,840	304,886
Forrester Research, Inc.*	3,377	109,246
Franklin Covey Co.*	3,192	122,796
Heidrick & Struggles International, Inc.	5,858	177,849
HireRight Holdings Corp.*	10,388	110,217
Huron Consulting Group, Inc.*	8,390	674,304
IBEX Holdings Ltd.*	1,805	44,042
ICF International, Inc.	7,172	786,768
Insperity, Inc.	13,725	1,668,274
Kelly Services, Inc., Class A	10,422	172,901
Kforce, Inc.	7,632	482,648
Korn Ferry	20,516	1,061,498
Legalzoom.com, Inc.*	35,797	335,776
Maximus, Inc.	22,560	1,775,472
NV5 Global, Inc.*	5,040	524,009
Planet Labs PBC*	67,673	265,955
Red Violet, Inc.(x)*	2,299	40,463
Resources Connection, Inc.	8,162	139,244
Skillsoft Corp.(x)*	21,242	42,484
Spire Global, Inc.(x)*	31,024	20,724
Sterling Check Corp.*	7,607	84,818
TriNet Group, Inc.*	14,624	1,178,841
TrueBlue, Inc.*	11,284	200,855
TTEC Holdings, Inc.	7,380	274,757
Upwork, Inc.*	46,772	529,459
Verra Mobility Corp.(x)*	52,256	884,172
Willdan Group, Inc.*	3,350	52,327

		20,901,648

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	4,701	74,511
Applied Industrial Technologies, Inc.	14,415	2,048,804
Beacon Roofing Supply, Inc.*	18,943	1,114,795
BlueLinx Holdings, Inc.*	3,283	223,113
Boise Cascade Co.	14,648	926,486
Custom Truck One Source, Inc.(x)*	20,375	138,346
Distribution Solutions Group, Inc.*	1,694	77,009
DXP Enterprises, Inc.*	3,768	101,435
GATX Corp.	13,030	1,433,561
Global Industrial Co.	4,949	132,831
GMS, Inc.*	15,638	905,284
H&E Equipment Services, Inc.	12,615	557,961
Herc Holdings, Inc.	9,490	1,080,911
Hudson Technologies, Inc.*	11,242	98,143
Karat Packaging, Inc.	1,102	14,690
McGrath RentCorp	9,649	900,348
MRC Global, Inc.*	30,989	301,213
NOW, Inc.*	40,419	450,672
Rush Enterprises, Inc., Class A	16,388	894,785
Rush Enterprises, Inc., Class B	1,917	114,809
Textainer Group Holdings Ltd.	16,149	518,544
Titan Machinery, Inc.*	7,546	229,776
Transcat, Inc.*	1,869	167,070
Triton International Ltd.	21,525	1,360,810
Veritiv Corp.	5,124	692,457
Xometry, Inc., Class A(x)*	12,768	191,137

		14,749,501

Total Industrials		144,956,528

Information Technology (11.2%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.	26,764	424,477
Aviat Networks, Inc.*	2,333	80,395
Calix, Inc.*	21,224	1,137,394
Cambium Networks Corp.*	2,726	48,305
Casa Systems, Inc.(x)*	9,821	12,473
Clearfield, Inc.(x)*	4,492	209,237
CommScope Holding Co., Inc.*	77,086	491,038
Comtech Telecommunications Corp.	7,020	87,610
Digi International, Inc.*	13,070	440,198
DZS, Inc.*	5,068	39,986
Extreme Networks, Inc.*	49,298	942,578
Harmonic, Inc.*	34,423	502,232
Infinera Corp.(x)*	70,248	545,124
Inseego Corp.(x)*	25,491	14,846
NETGEAR, Inc.*	7,433	137,585
NetScout Systems, Inc.*	25,583	732,953
Ondas Holdings, Inc.(x)*	8,876	9,586
Ribbon Communications, Inc.*	18,389	62,890
Viavi Solutions, Inc.*	84,010	909,828

		6,828,735

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.*	5,833	50,164
Advanced Energy Industries, Inc.	14,663	1,436,974
Aeva Technologies, Inc.(x)*	48,639	57,880
AEye, Inc.(x)*	11,536	3,632
Akoustis Technologies, Inc.(x)*	13,248	40,804
Arlo Technologies, Inc.*	32,080	194,405
Badger Meter, Inc.	10,897	1,327,473
Belden, Inc.	15,949	1,383,895
Benchmark Electronics, Inc.	12,867	304,819
Cepton, Inc.*	2,112	981
CTS Corp.	12,607	623,542
ePlus, Inc.*	11,025	540,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Evolv Technologies Holdings, Inc.*	21,955	$68,500
Fabrinet*	13,793	1,638,057
FARO Technologies, Inc.*	6,469	159,202
Focus Universal, Inc.(x)*	6,880	17,200
Identiv, Inc.*	6,106	37,491
Insight Enterprises, Inc.*	11,588	1,656,620
Itron, Inc.*	18,075	1,002,259
Kimball Electronics, Inc.*	6,405	154,360
Knowles Corp.*	35,390	601,630
Lightwave Logic, Inc.(x)*	43,090	225,361
Methode Electronics, Inc.	13,837	607,168
MicroVision, Inc.(x)*	62,210	166,101
Mirion Technologies, Inc.*	50,839	434,165
Napco Security Technologies, Inc.*	11,211	421,309
nLight, Inc.*	14,247	145,034
Novanta, Inc.*	13,035	2,073,738
OSI Systems, Inc.*	5,936	607,609
Ouster, Inc.(x)*	78,190	65,422
PAR Technology Corp.(x)*	9,338	317,118
PC Connection, Inc.	3,712	166,891
Plexus Corp.*	10,436	1,018,240
Rogers Corp.*	6,971	1,139,271
Sanmina Corp.*	21,106	1,287,255
ScanSource, Inc.*	9,467	288,175
SmartRent, Inc.(x)*	41,878	106,789
TTM Technologies, Inc.*	40,814	550,581
Vishay Intertechnology, Inc.	48,333	1,093,292
Vishay Precision Group, Inc.*	3,261	136,179

		22,150,252

IT Services (0.4%)
BigCommerce Holdings, Inc.*	22,537	201,481
Brightcove, Inc.*	12,056	53,649
Cerberus Cyber Sentinel Corp.(x)*	12,401	4,191
Cyxtera Technologies, Inc.(x)*	16,712	5,104
DigitalOcean Holdings, Inc.(x)*	26,639	1,043,450
Edgio, Inc.(x)*	34,826	27,551
Fastly, Inc., Class A*	41,871	743,629
Grid Dynamics Holdings, Inc.*	17,966	205,890
Hackett Group, Inc. (The)	6,718	124,149
Information Services Group, Inc.	8,909	45,347
Perficient, Inc.*	12,490	901,653
PFSweb, Inc.	4,317	18,304
Rackspace Technology, Inc.*	23,202	43,620
Squarespace, Inc., Class A*	7,882	250,411
Tucows, Inc., Class A*	2,846	55,355
Unisys Corp.*	28,740	111,511

		3,835,295

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	17,793	208,178
Alpha & Omega Semiconductor Ltd.*	8,200	220,990
Ambarella, Inc.*	13,729	1,062,899
Amkor Technology, Inc.	39,412	1,025,500
Atomera, Inc.(x)*	5,316	33,863
Axcelis Technologies, Inc.*	12,211	1,627,116
AXT, Inc.*	12,358	49,185
CEVA, Inc.*	7,514	228,651
Cohu, Inc.*	16,714	641,651
Credo Technology Group Holding Ltd.*	36,123	340,279
Diodes, Inc.*	16,686	1,547,793
FormFactor, Inc.*	28,810	917,599
Ichor Holdings Ltd.*	10,361	339,219
Impinj, Inc.*	7,958	1,078,468
indie Semiconductor, Inc., Class A(x)*	36,796	388,198
Kulicke & Soffa Industries, Inc.	21,973	1,157,757
MACOM Technology Solutions Holdings, Inc.*	20,462	1,449,528
MaxLinear, Inc.*	27,900	982,359
Onto Innovation, Inc.*	18,322	1,610,137
PDF Solutions, Inc.*	10,991	466,018
Photronics, Inc.*	22,460	372,387
Power Integrations, Inc.	21,317	1,804,271
Rambus, Inc.*	40,085	2,054,757
Rigetti Computing, Inc.*	8,360	6,048
Semtech Corp.*	23,779	574,025
Silicon Laboratories, Inc.*	11,940	2,090,575
SiTime Corp.*	6,022	856,509
SkyWater Technology, Inc.(x)*	2,329	26,504
SMART Global Holdings, Inc.*	16,622	286,563
Synaptics, Inc.*	14,698	1,633,683
Transphorm, Inc.*	5,398	21,538
Ultra Clean Holdings, Inc.*	18,589	616,411
Veeco Instruments, Inc.*	19,015	401,787

		26,120,446

Software (4.6%)
8x8, Inc.*	28,804	120,113
A10 Networks, Inc.	23,524	364,387
ACI Worldwide, Inc.*	43,764	1,180,753
Adeia, Inc.	43,655	386,783
Agilysys, Inc.*	7,507	619,403
Alarm.com Holdings, Inc.*	18,232	916,705
Alkami Technology, Inc.*	13,923	176,265
Altair Engineering, Inc., Class A*	19,919	1,436,359
American Software, Inc., Class A	7,995	100,817
Amplitude, Inc., Class A*	20,972	260,892
Appfolio, Inc., Class A*	7,601	946,172
Appian Corp., Class A*	15,482	687,091
Applied Digital Corp.(x)*	2,190	4,906
Arteris, Inc.*	5,148	21,776
Asana, Inc., Class A*	28,461	601,381
AvePoint, Inc.(x)*	40,633	167,408
Blackbaud, Inc.*	17,533	1,215,037
Blackline, Inc.*	21,248	1,426,803
Blend Labs, Inc., Class A(x)*	49,864	49,674
Box, Inc., Class A*	52,514	1,406,850
C3.ai, Inc., Class A(x)*	21,858	733,773
Cerence, Inc.*	14,971	420,535
Cipher Mining, Inc.(x)*	9,936	23,151
Cleanspark, Inc.(x)*	11,121	30,916
Clear Secure, Inc., Class A	23,404	612,483
CommVault Systems, Inc.*	16,458	933,827
Consensus Cloud Solutions, Inc.*	6,876	234,403
Couchbase, Inc.*	8,748	122,997
CS Disco, Inc.*	9,508	63,133
Cvent Holding Corp.(x)*	19,115	159,801
Digimarc Corp.(x)*	3,342	65,670
Digital Turbine, Inc.*	36,403	449,941
Domo, Inc., Class B*	10,835	153,749
E2open Parent Holdings, Inc.*	70,568	410,706
Ebix, Inc.	9,922	130,871
eGain Corp.*	5,362	40,698
Enfusion, Inc., Class A*	11,654	122,367
EngageSmart, Inc.*	13,032	250,866
Envestnet, Inc.*	20,728	1,216,112
Everbridge, Inc.*	14,776	512,284
EverCommerce, Inc.(x)*	10,040	106,223
ForgeRock, Inc., Class A(x)*	12,661	260,817
Greenidge Generation Holdings, Inc.*	2,879	1,301
Instructure Holdings, Inc.*	6,547	169,567
Intapp, Inc.*	6,056	271,551
InterDigital, Inc.	10,929	796,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IronNet, Inc.(x)*	17,523	$6,161
Kaleyra, Inc.(x)*	3,810	6,286
Latch, Inc.(x)*	22,985	17,517
LivePerson, Inc.*	25,297	111,560
LiveRamp Holdings, Inc.*	24,001	526,342
LiveVox Holdings, Inc.(x)*	6,039	18,660
Marathon Digital Holdings, Inc.(x)*	40,098	349,655
Matterport, Inc.(x)*	82,590	225,471
MeridianLink, Inc.(x)*	8,246	142,656
MicroStrategy, Inc., Class A(x)*	3,435	1,004,119
Mitek Systems, Inc.*	11,081	106,267
Model N, Inc.*	14,389	481,600
Momentive Global, Inc.*	52,742	491,555
N-able, Inc.*	25,341	334,501
NextNav, Inc.(x)*	13,106	26,605
Olo, Inc., Class A*	33,370	272,299
ON24, Inc.*	11,203	98,138
OneSpan, Inc.*	9,618	168,315
PagerDuty, Inc.*	32,192	1,126,076
Porch Group, Inc.(x)*	28,500	40,755
PowerSchool Holdings, Inc., Class A*	19,225	381,039
Progress Software Corp.	15,988	918,511
PROS Holdings, Inc.*	17,100	468,540
Q2 Holdings, Inc.*	21,112	519,777
Qualys, Inc.*	14,409	1,873,458
Rapid7, Inc.*	21,620	992,574
Rimini Street, Inc.*	13,186	54,326
Riot Platforms, Inc.(x)*	59,234	591,748
Sapiens International Corp. NV	11,854	257,469
SecureWorks Corp., Class A*	6,223	53,331
ShotSpotter, Inc.*	2,271	89,296
SolarWinds Corp.*	18,254	156,984
Sprout Social, Inc., Class A*	17,500	1,065,400
SPS Commerce, Inc.*	13,824	2,105,395
Sumo Logic, Inc.*	40,362	483,537
Telos Corp.*	19,040	48,171
Tenable Holdings, Inc.*	41,247	1,959,645
Terawulf, Inc.(x)*	5,805	5,444
Upland Software, Inc.*	10,789	46,393
Varonis Systems, Inc.*	40,415	1,051,194
Verint Systems, Inc.*	24,009	894,095
Veritone, Inc.(x)*	7,365	42,938
Viant Technology, Inc., Class A*	3,262	14,190
Weave Communications, Inc.*	4,603	22,877
WM Technology, Inc.(x)*	19,233	16,333
Workiva, Inc.*	17,426	1,784,597
Xperi, Inc.*	14,362	156,977
Yext, Inc.*	41,711	400,843
Zeta Global Holdings Corp., Class A*	39,148	423,973
Zuora, Inc., Class A*	48,252	476,730

		43,294,364

Technology Hardware, Storage & Peripherals (0.4%)
Avid Technology, Inc.*	13,304	425,462
CompoSecure, Inc.(x)*	2,111	15,537
Corsair Gaming, Inc.(x)*	10,847	199,042
Diebold Nixdorf, Inc.*	20,055	24,066
Eastman Kodak Co.*	13,621	55,846
IonQ, Inc.(x)*	30,568	187,993
Super Micro Computer, Inc.*	17,119	1,824,029
Turtle Beach Corp.*	4,234	42,425
Xerox Holdings Corp.	42,482	654,223

		3,428,623

Total Information Technology		105,657,715

Materials (4.1%)
Chemicals (1.9%)
AdvanSix, Inc.	10,210	390,737
American Vanguard Corp.	9,054	198,101
Amyris, Inc.(x)*	47,703	64,876
Aspen Aerogels, Inc.*	12,782	95,226
Avient Corp.	35,340	1,454,594
Balchem Corp.	11,835	1,496,891
Cabot Corp.	21,245	1,628,217
Chase Corp.	2,020	211,555
Danimer Scientific, Inc.(x)*	24,985	86,198
Diversey Holdings Ltd.*	19,875	160,789
Ecovyst, Inc.*	29,695	328,130
FutureFuel Corp.	7,203	53,158
Hawkins, Inc.	7,319	320,426
HB Fuller Co.	19,875	1,360,444
Ingevity Corp.*	14,144	1,011,579
Innospec, Inc.	9,197	944,256
Intrepid Potash, Inc.*	2,775	76,590
Koppers Holdings, Inc.	5,331	186,425
Kronos Worldwide, Inc.	6,805	62,674
Livent Corp.(x)*	61,897	1,344,403
LSB Industries, Inc.*	27,628	285,397
Mativ Holdings, Inc.	20,247	434,703
Minerals Technologies, Inc.	12,086	730,236
Origin Materials, Inc.(x)*	26,718	114,086
Orion Engineered Carbons SA	23,957	625,038
Perimeter Solutions SA(x)*	44,582	360,223
PureCycle Technologies, Inc.(x)*	36,925	258,475
Quaker Chemical Corp.	5,055	1,000,637
Rayonier Advanced Materials, Inc.*	15,984	100,220
Sensient Technologies Corp.	15,831	1,212,021
Stepan Co.	7,874	811,258
Trinseo plc	14,647	305,390
Tronox Holdings plc	44,855	645,015
Valhi, Inc.	518	9,018

		18,366,986

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	45,699	1,301,965
United States Lime & Minerals, Inc.	525	80,162

		1,382,127

Containers & Packaging (0.3%)
Cryptyde, Inc.*	4,951	412
Greif, Inc., Class A	9,636	610,633
Greif, Inc., Class B	1,855	141,945
Myers Industries, Inc.	12,392	265,561
O-I Glass, Inc.*	57,633	1,308,845
Pactiv Evergreen, Inc.	15,030	120,240
Ranpak Holdings Corp.*	10,641	55,546
TriMas Corp.	18,052	502,929

		3,006,111

Metals & Mining (1.6%)
5E Advanced Materials, Inc.(x)*	8,507	46,108
Alpha Metallurgical Resources, Inc.	5,976	932,256
Arconic Corp.*	38,235	1,002,904
ATI, Inc.*	46,470	1,833,706
Carpenter Technology Corp.	18,754	839,429
Century Aluminum Co.*	13,446	134,460
Coeur Mining, Inc.*	109,821	438,186
Commercial Metals Co.	43,728	2,138,299
Compass Minerals International, Inc.	13,822	473,956
Constellium SE*	47,750	729,620
Dakota Gold Corp.(x)*	12,585	45,558
Haynes International, Inc.	3,165	158,535
Hecla Mining Co.(x)	208,169	1,317,710
Hycroft Mining Holding Corp.(x)*	39,761	17,193
Ivanhoe Electric, Inc.(x)*	11,786	143,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kaiser Aluminum Corp.	6,528	$487,185
Materion Corp.	7,529	873,364
Novagold Resources, Inc.*	97,125	604,117
Olympic Steel, Inc.	2,441	127,444
Piedmont Lithium, Inc.(x)*	6,494	389,965
PolyMet Mining Corp.*	7,814	16,800
Ramaco Resources, Inc.	6,001	52,869
Ryerson Holding Corp.	6,779	246,620
Schnitzer Steel Industries, Inc., Class A	10,141	315,385
SunCoke Energy, Inc.	31,169	279,898
TimkenSteel Corp.*	16,852	309,066
Tredegar Corp.	7,304	66,685
Warrior Met Coal, Inc.	19,397	712,064
Worthington Industries, Inc.	11,884	768,300

		15,500,882

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	148,218
Glatfelter Corp.	12,203	38,927
Sylvamo Corp.	12,780	591,203

		778,348

Total Materials		39,034,454

Real Estate (5.7%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	27,705	523,902
American Assets Trust, Inc. (REIT)	18,355	341,219
Armada Hoffler Properties, Inc. (REIT)	24,471	289,003
Broadstone Net Lease, Inc. (REIT)	64,279	1,093,386
CTO Realty Growth, Inc. (REIT)	4,881	84,246
Empire State Realty Trust, Inc. (REIT), Class A	52,538	340,972
Essential Properties Realty Trust, Inc. (REIT)	50,488	1,254,627
Gladstone Commercial Corp. (REIT)	12,099	152,810
Global Net Lease, Inc. (REIT)	40,070	515,300
iStar, Inc. (REIT)(x)	13,317	391,113
One Liberty Properties, Inc. (REIT)	4,450	102,038

		5,088,616

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	36,650	717,607
Community Healthcare Trust, Inc. (REIT)	9,830	359,778
Diversified Healthcare Trust (REIT)(x)	77,794	105,022
Global Medical REIT, Inc. (REIT)	17,396	158,477
LTC Properties, Inc. (REIT)	16,182	568,474
National Health Investors, Inc. (REIT)	15,748	812,282
Physicians Realty Trust (REIT)	84,479	1,261,271
Sabra Health Care REIT, Inc. (REIT)	85,542	983,733
Universal Health Realty Income Trust (REIT)	3,617	174,014

		5,140,658

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	81,321	1,262,102
Ashford Hospitality Trust, Inc. (REIT)*	10,114	32,466
Braemar Hotels & Resorts, Inc. (REIT)	15,923	61,463
Chatham Lodging Trust (REIT)	15,807	165,815
DiamondRock Hospitality Co. (REIT)	77,908	633,392
Hersha Hospitality Trust (REIT), Class A	8,244	55,400
Pebblebrook Hotel Trust (REIT)(x)	48,281	677,865
RLJ Lodging Trust (REIT)	60,450	640,770
Ryman Hospitality Properties, Inc. (REIT)	20,097	1,803,304
Service Properties Trust (REIT)	68,777	685,019
Summit Hotel Properties, Inc. (REIT)	39,314	275,198
Sunstone Hotel Investors, Inc. (REIT)	80,245	792,820
Xenia Hotels & Resorts, Inc. (REIT)	46,009	602,258

		7,687,872

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)	1,802	119,455
Industrial Logistics Properties Trust (REIT)	22,432	68,866
Innovative Industrial Properties, Inc. (REIT)	9,964	757,164
LXP Industrial Trust (REIT)	102,366	1,055,393
Plymouth Industrial REIT, Inc. (REIT)	13,452	282,627
STAG Industrial, Inc. (REIT)	66,689	2,255,422
Terreno Realty Corp. (REIT)	29,313	1,893,620

		6,432,547

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	64,671	305,894
City Office REIT, Inc. (REIT)	13,388	92,377
Corporate Office Properties Trust (REIT)	42,956	1,018,487
Easterly Government Properties, Inc. (REIT)	34,887	479,347
Equity Commonwealth (REIT)	41,556	860,625
Franklin Street Properties Corp. (REIT)	28,012	43,979
Office Properties Income Trust (REIT)	15,832	194,734
Orion Office REIT, Inc. (REIT)	14,969	100,292
Paramount Group, Inc. (REIT)	72,174	329,113
Piedmont Office Realty Trust, Inc. (REIT), Class A	50,866	371,322
Postal Realty Trust, Inc. (REIT), Class A	4,674	71,138

		3,867,308

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	406	10,686
Anywhere Real Estate, Inc.*	43,587	230,139
Compass, Inc., Class A*	101,878	329,066
Cushman & Wakefield plc*	56,982	600,590
DigitalBridge Group, Inc.	57,399	688,214
Doma Holdings, Inc.(x)*	36,387	14,828
Douglas Elliman, Inc.	20,632	64,165
eXp World Holdings, Inc.(x)	25,430	322,707
Forestar Group, Inc.*	7,074	110,071
FRP Holdings, Inc.*	1,704	98,628
Kennedy-Wilson Holdings, Inc.	43,939	728,948
Marcus & Millichap, Inc.	9,412	302,219
Newmark Group, Inc., Class A	57,662	408,247
Offerpad Solutions, Inc.(x)*	17,909	9,438
RE/MAX Holdings, Inc., Class A	4,521	84,814
Redfin Corp.*	39,130	354,518
RMR Group, Inc. (The), Class A	5,159	135,372
St Joe Co. (The)	14,319	595,814
Stratus Properties, Inc.	1,326	26,520
Tejon Ranch Co.*	5,286	96,575
Transcontinental Realty Investors, Inc.*	341	14,455

		5,226,014

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	56,766	436,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bluerock Homes Trust, Inc. (REIT)*	1,372	$27,193
BRT Apartments Corp. (REIT)	3,058	60,304
Centerspace (REIT)	5,599	305,873
Clipper Realty, Inc. (REIT)	3,400	19,516
Elme Communities (REIT)	35,160	627,958
Independence Realty Trust, Inc. (REIT)	83,019	1,330,795
NexPoint Residential Trust, Inc. (REIT)	8,758	382,462
UMH Properties, Inc. (REIT)	17,227	254,787
Veris Residential, Inc. (REIT)*	34,233	501,171

		3,946,589

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	34,691	483,940
Agree Realty Corp. (REIT)(x)	32,263	2,213,565
Alexander’s, Inc. (REIT)	644	124,775
CBL & Associates Properties, Inc. (REIT)(x)	7,512	192,608
Getty Realty Corp. (REIT)(x)	15,819	569,959
InvenTrust Properties Corp. (REIT)	25,135	588,159
Kite Realty Group Trust (REIT)	81,708	1,709,331
Macerich Co. (The) (REIT)	78,185	828,761
Necessity Retail REIT, Inc. (The) (REIT)	48,932	307,293
NETSTREIT Corp. (REIT)	20,144	368,232
Phillips Edison & Co., Inc. (REIT)	43,170	1,408,205
Retail Opportunity Investments Corp. (REIT)	45,873	640,387
RPT Realty (REIT)	31,669	301,172
Saul Centers, Inc. (REIT)	4,156	162,084
SITE Centers Corp. (REIT)	74,051	909,346
Tanger Factory Outlet Centers, Inc. (REIT)	39,792	781,117
Urban Edge Properties (REIT)	45,902	691,284
Urstadt Biddle Properties, Inc. (REIT), Class A	7,617	133,831
Whitestone REIT (REIT)	14,895	137,034

		12,551,083

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	12,398	132,659
Four Corners Property Trust, Inc. (REIT)	33,081	888,556
Gladstone Land Corp. (REIT)	8,197	136,480
Outfront Media, Inc. (REIT)	55,743	904,709
PotlatchDeltic Corp. (REIT)	29,495	1,460,002
Uniti Group, Inc. (REIT)	89,125	316,394

		3,838,800

Total Real Estate		53,779,487

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,133	1,360,331
MGE Energy, Inc.	13,320	1,034,564
Otter Tail Corp.	15,329	1,107,827
PNM Resources, Inc.	31,453	1,531,132
Portland General Electric Co.	32,895	1,608,237
Via Renewables, Inc.(x)	817	15,016

		6,657,107

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A(x)	36,100	1,662,766
Chesapeake Utilities Corp.	6,700	857,533
New Jersey Resources Corp.	35,533	1,890,355
Northwest Natural Holding Co.	13,284	631,787
ONE Gas, Inc.	19,877	1,574,855
Southwest Gas Holdings, Inc.	24,762	1,546,387
Spire, Inc.	18,983	1,331,468

		9,495,151

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc.(x)*	23,361	128,019
Clearway Energy, Inc., Class A	13,057	392,102
Clearway Energy, Inc., Class C	30,141	944,317
Montauk Renewables, Inc.*	18,178	143,061
Ormat Technologies, Inc.	19,221	1,629,364
Sunnova Energy International, Inc.(x)*	36,152	564,694

		3,801,557

Multi-Utilities (0.5%)
Avista Corp.	27,121	1,151,286
Black Hills Corp.	24,276	1,531,816
NorthWestern Corp.	20,997	1,214,886
Unitil Corp.	5,913	337,278

		4,235,266

Water Utilities (0.4%)
American States Water Co.	13,550	1,204,459
Artesian Resources Corp., Class A	2,090	115,702
California Water Service Group	20,023	1,165,339
Global Water Resources, Inc.	3,525	43,816
Middlesex Water Co.	6,916	540,278
Pure Cycle Corp.*	5,364	50,690
SJW Group	10,971	835,222
York Water Co. (The)	3,630	162,261

		4,117,767

Total Utilities		28,306,848

Total Common Stocks (90.2%) (Cost $691,731,945)		851,170,292

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Financials		10,800

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Aduro Biotech, Inc., CVR(r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

Total Health Care		6,624

Materials (0.0%)†
Metals & Mining (0.0%)†
PolyMet Mining Corp., expiring 4/4/23*	7,814	21

Total Materials		21

Total Rights (0.0%)† (Cost $38,783)		17,445

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	35,967,341	35,978,132

Total Investment Companies		36,978,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,369,305, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $3,435,317.(xx)	$3,367,957	$3,367,957
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $10,807,425, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $11,911,882.(xx)	10,800,000	10,800,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $7,002,876, collateralized by various Common Stocks; total market value $7,781,367.(xx)	7,000,000	7,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $10,004,108, collateralized by various Common Stocks; total market value $11,116,238.(xx)	10,000,000	10,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $3,001,225, collateralized by various Common Stocks; total market value $3,335,225.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		34,167,957

Total Short-Term Investments (7.5%) (Cost $71,133,246)		71,146,089

Total Investments in Securities (97.7%) (Cost $762,903,974)		922,333,826
Other Assets Less Liabilities (2.3%)		21,927,882

Net Assets (100%)		$944,261,708

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $528,243 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $41,948,492. This was collateralized by $7,536,640 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/20/23 – 11/15/52 and by cash of $35,167,957 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	6,810	392,654	—	(6,808)	1,738	18,360	405,944	1,386	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)(x)	23,026	285,292	—	—	—	(1,381)	283,911	—	—

Total		677,946	—	(6,808)	1,738	16,979	689,855	1,386	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,023	6/2023	USD	92,760,525	2,272,976

					2,272,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,439,274	$—	$—		$23,439,274
Consumer Discretionary	96,959,732	—	—		96,959,732
Consumer Staples	32,131,470	—	—	(a)	32,131,470
Energy	54,943,335	—	—		54,943,335
Financials	135,905,874	—	—		135,905,874
Health Care	135,893,496	—	162,079		136,055,575
Industrials	144,956,528	—	—		144,956,528
Information Technology	105,657,715	—	—		105,657,715
Materials	39,034,454	—	—		39,034,454
Real Estate	53,779,487	—	—		53,779,487
Utilities	28,306,848	—	—		28,306,848
Futures	2,272,976	—	—		2,272,976
Rights
Financials	—	10,800	—		10,800
Health Care	—	—	6,624		6,624
Materials	21	—	—		21
Short-Term Investments
Investment Companies	36,978,132	—	—		36,978,132
Repurchase Agreements	—	34,167,957	—		34,167,957

Total Assets	$890,259,342	$34,178,757	$168,703		$924,606,802

Total Liabilities	$—	$—	$—		$—

Total	$890,259,342	$34,178,757	$168,703		$924,606,802

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,572,751
Aggregate gross unrealized depreciation	(173,705,947)

Net unrealized appreciation	$163,866,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$760,739,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	18,808	$384,978
ANZ Group Holdings Ltd.	232,376	3,579,573
APA Group	91,353	619,916
Aristocrat Leisure Ltd.	45,728	1,143,455
ASX Ltd.	15,195	661,578
Aurizon Holdings Ltd.	135,527	305,112
BHP Group Ltd. (ASE Stock Exchange)	219,588	6,964,861
BHP Group Ltd. (London Stock Exchange)	174,074	5,508,319
BlueScope Steel Ltd.	36,954	500,734
Brambles Ltd.	108,384	975,667
Cochlear Ltd.	5,218	827,126
Coles Group Ltd.	105,185	1,268,233
Commonwealth Bank of Australia	132,063	8,695,363
Dexus (REIT)	83,819	424,691
EBOS Group Ltd.	12,607	367,349
Endeavour Group Ltd.	110,775	502,370
Flutter Entertainment plc*	13,004	2,365,171
Fortescue Metals Group Ltd.	131,416	1,976,219
Glencore plc	799,441	4,598,473
Goodman Group (REIT)	129,950	1,652,720
GPT Group (The) (REIT)	155,659	445,739
IDP Education Ltd.(x)	15,316	281,021
IGO Ltd.	55,115	473,144
Insurance Australia Group Ltd.	194,271	610,047
Lendlease Corp. Ltd.	53,011	258,331
Lottery Corp. Ltd. (The)	177,834	610,834
Macquarie Group Ltd.	28,532	3,361,140
Medibank Pvt Ltd.	219,350	494,004
Mineral Resources Ltd.	13,115	710,660
Mirvac Group (REIT)	296,949	416,590
National Australia Bank Ltd.	245,771	4,562,491
Newcrest Mining Ltd.	69,642	1,246,802
Northern Star Resources Ltd.	88,489	724,377
Orica Ltd.	34,084	352,219
Origin Energy Ltd.	130,389	722,512
Pilbara Minerals Ltd.	192,874	514,543
Qantas Airways Ltd.*	75,209	334,113
QBE Insurance Group Ltd.	117,083	1,143,465
Ramsay Health Care Ltd.	13,906	619,044
REA Group Ltd.	4,060	378,383
Reece Ltd.(x)	16,462	192,535
Rio Tinto Ltd.	29,090	2,342,250
Rio Tinto plc	87,383	5,922,396
Santos Ltd.	242,228	1,117,935
Scentre Group (REIT)	404,303	750,155
SEEK Ltd.	27,017	436,589
Sonic Healthcare Ltd.	35,347	826,218
South32 Ltd.	352,597	1,045,781
Stockland (REIT)	179,781	481,631
Suncorp Group Ltd.	99,301	805,158
Telstra Group Ltd.	317,261	896,221
Transurban Group	238,817	2,272,748
Treasury Wine Estates Ltd.	55,772	489,253
Vicinity Ltd. (REIT)	290,010	379,838
Washington H Soul Pattinson & Co. Ltd.	15,883	321,868
Wesfarmers Ltd.	88,078	2,968,994
Westpac Banking Corp.	272,070	3,946,586
WiseTech Global Ltd.	11,885	522,164
Woodside Energy Group Ltd. (ASE Stock Exchange)	116,097	2,615,914
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	703,120
Woolworths Group Ltd.	93,946	2,382,491

		93,001,212

Austria (0.2%)
Erste Group Bank AG	26,077	862,537
Mondi plc	37,611	596,148
OMV AG	11,817	541,203
Verbund AG	5,382	467,926
voestalpine AG	9,496	323,406

		2,791,220

Belgium (0.8%)
Ageas SA/NV	12,544	542,275
Anheuser-Busch InBev SA/NV	67,498	4,500,888
D’ieteren Group	2,028	394,497
Elia Group SA/NV	2,744	362,382
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	222,930
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	5,109	436,244
KBC Group NV	19,286	1,325,937
Sofina SA	1,251	281,760
Solvay SA	5,781	662,121
UCB SA	9,957	890,354
Umicore SA	15,897	539,830
Warehouses De Pauw CVA (REIT)	12,419	369,285

		10,528,503

Brazil (0.0%)†
Yara International ASA	13,255	577,096

Chile (0.1%)
Antofagasta plc	31,439	615,196

China (0.6%)
BOC Hong Kong Holdings Ltd.	289,017	898,204
Budweiser Brewing Co. APAC Ltd.(m)	126,276	383,470
ESR Group Ltd.(m)	158,360	282,980
Prosus NV*	62,211	4,865,056
SITC International Holdings Co. Ltd.	110,992	238,541
Wilmar International Ltd.	145,545	461,891
Xinyi Glass Holdings Ltd.	148,185	265,033

		7,395,175

Denmark (2.8%)
AP Moller - Maersk A/S, Class A	239	423,173
AP Moller - Maersk A/S, Class B	389	704,955
Carlsberg A/S, Class B	7,751	1,198,461
Chr Hansen Holding A/S	8,036	609,861
Coloplast A/S, Class B	9,073	1,194,214
Danske Bank A/S*	54,576	1,097,645
Demant A/S*	7,190	252,321
DSV A/S	14,504	2,799,511
Genmab A/S*	5,116	1,931,791
Novo Nordisk A/S, Class B	128,644	20,414,850
Novozymes A/S, Class B	15,799	809,273
Orsted A/S(m)	14,875	1,268,839
Pandora A/S	7,244	694,225
ROCKWOOL A/S, Class B	654	160,029
Tryg A/S	28,719	627,146
Vestas Wind Systems A/S	78,432	2,272,417

		36,458,711

Finland (1.1%)
Elisa OYJ	10,978	661,615
Fortum OYJ*	33,462	513,248
Kesko OYJ, Class B	21,403	460,348
Kone OYJ, Class B	26,828	1,399,419
Metso Outotec OYJ	51,111	557,466
Neste OYJ	32,597	1,607,770
Nokia OYJ	416,535	2,047,933
Nordea Bank Abp	259,861	2,773,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Orion OYJ, Class B	8,335	$372,696
Sampo OYJ, Class A	37,765	1,781,437
Stora Enso OYJ, Class R	43,026	559,899
UPM-Kymmene OYJ*	41,609	1,397,295
Wartsila OYJ Abp	35,354	334,332

		14,466,877

France (9.6%)
Accor SA*	13,665	444,626
Adevinta ASA*	21,328	151,246
Aeroports de Paris*	2,418	345,541
Air Liquide SA	40,668	6,813,086
Airbus SE	45,936	6,153,876
Alstom SA	24,948	681,637
Amundi SA(m)	4,856	306,782
Arkema SA	4,846	479,321
AXA SA	145,525	4,449,693
BioMerieux	3,188	336,354
BNP Paribas SA	86,328	5,163,255
Bollore SE	71,412	440,759
Bouygues SA	17,429	587,840
Bureau Veritas SA	22,692	652,041
Capgemini SE	12,638	2,350,745
Carrefour SA	46,694	943,957
Cie de Saint-Gobain	38,269	2,178,949
Cie Generale des Etablissements Michelin SCA	53,187	1,627,937
Covivio SA (REIT)	3,983	232,246
Credit Agricole SA	92,219	1,042,548
Danone SA	49,554	3,080,682
Dassault Aviation SA	1,831	362,678
Dassault Systemes SE	51,442	2,124,552
Edenred	19,656	1,162,980
Eiffage SA	6,392	691,934
Engie SA	141,676	2,240,564
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	964,932
EssilorLuxottica SA (Turquoise Stock Exchange)	17,274	3,118,413
Eurazeo SE	3,364	239,664
Gecina SA (REIT)	3,709	385,519
Getlink SE	33,234	548,597
Hermes International	2,462	4,987,056
Ipsen SA	3,007	331,442
Kering SA	5,819	3,797,809
Klepierre SA (REIT)	17,093	387,622
La Francaise des Jeux SAEM(m)	7,847	327,148
Legrand SA	20,693	1,892,775
L’Oreal SA	18,770	8,397,735
LVMH Moet Hennessy Louis Vuitton SE	21,510	19,713,008
Orange SA	153,186	1,820,182
Pernod Ricard SA	16,037	3,633,661
Publicis Groupe SA	17,968	1,403,762
Remy Cointreau SA	1,740	317,134
Renault SA*	15,274	623,618
Safran SA	26,561	3,944,461
Sartorius Stedim Biotech	2,161	664,034
SEB SA	2,130	243,134
Societe Generale SA	62,584	1,412,692
Sodexo SA	6,795	663,831
Teleperformance	4,652	1,123,602
Thales SA	8,130	1,201,936
TotalEnergies SE	193,355	11,408,479
Unibail-Rodamco-Westfield (REIT)*	9,070	488,629
Valeo	15,439	317,713
Veolia Environnement SA	51,998	1,606,690
Vinci SA	41,802	4,796,760
Vivendi SE	54,212	547,237
Wendel SE	2,223	235,449
Worldline SA(m)*	18,273	776,590

		127,367,143

Germany (7.7%)
adidas AG	13,277	2,344,203
Allianz SE (Registered)	31,621	7,299,457
Aroundtown SA(x)	68,965	98,199
BASF SE	71,375	3,743,337
Bayer AG (Registered)	76,344	4,862,811
Bayerische Motoren Werke AG	25,582	2,801,018
Bayerische Motoren Werke AG (Preference)(q)	4,475	457,753
Bechtle AG	6,626	316,294
Beiersdorf AG	7,960	1,035,549
Brenntag SE	12,158	912,719
Carl Zeiss Meditec AG	2,988	414,988
Commerzbank AG*	81,601	858,457
Continental AG	8,370	625,584
Covestro AG(m)	15,362	635,386
Daimler Truck Holding AG*	35,472	1,197,992
Deutsche Bank AG (Registered)	160,330	1,625,772
Deutsche Boerse AG	14,687	2,858,406
Deutsche Lufthansa AG (Registered)*	47,393	527,313
Deutsche Post AG (Registered)	77,029	3,598,045
Deutsche Telekom AG (Registered)	251,872	6,100,568
Dr Ing hc F Porsche AG (Preference)(q)*	8,921	1,141,750
E.ON SE	172,558	2,152,447
Evonik Industries AG	15,759	330,856
Fresenius Medical Care AG & Co. KGaA	15,637	663,141
Fresenius SE & Co. KGaA	32,511	876,387
GEA Group AG	11,382	517,933
Hannover Rueck SE	4,670	913,570
HeidelbergCement AG	11,564	843,483
HelloFresh SE*	13,608	324,037
Henkel AG & Co. KGaA	8,223	597,968
Henkel AG & Co. KGaA (Preference)(q)	14,079	1,100,208
Infineon Technologies AG	101,483	4,148,075
Knorr-Bremse AG	5,328	354,190
LEG Immobilien SE	5,871	321,462
Mercedes-Benz Group AG	62,353	4,789,820
Merck KGaA	10,044	1,867,384
MTU Aero Engines AG	4,255	1,064,057
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,887	3,807,631
Nemetschek SE	4,641	318,211
Porsche Automobil Holding SE (Preference)(q)	11,966	686,752
Puma SE	8,235	507,884
Rational AG	407	272,405
Rheinmetall AG	3,375	1,002,597
RWE AG	50,119	2,154,550
SAP SE	81,147	10,208,067
Sartorius AG (Preference)(q)	1,852	777,327
Scout24 SE(m)	6,039	358,276
Siemens AG (Registered)	59,448	9,622,773
Siemens Energy AG*	40,300	884,604
Siemens Healthineers AG(m)	21,881	1,258,469
Symrise AG	10,223	1,110,593
Telefonica Deutschland Holding AG	77,867	239,613
United Internet AG (Registered)	6,397	110,124
Volkswagen AG	2,388	409,211
Volkswagen AG (Preference)(q)	14,609	1,993,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vonovia SE	55,627	$1,046,090
Zalando SE(m)*	17,881	748,083

		101,837,342

Hong Kong (2.3%)
AIA Group Ltd.	924,827	9,717,510
CK Asset Holdings Ltd.	154,405	935,437
CK Infrastructure Holdings Ltd.	51,150	279,275
CLP Holdings Ltd.	125,667	908,383
Futu Holdings Ltd. (ADR)(x)*	4,479	232,236
Hang Lung Properties Ltd.	150,776	282,662
Hang Seng Bank Ltd.	58,915	835,796
Henderson Land Development Co. Ltd.	113,051	391,387
HKT Trust & HKT Ltd.	278,918	371,329
Hong Kong & China Gas Co. Ltd.	865,409	764,584
Hong Kong Exchanges & Clearing Ltd.	93,587	4,153,836
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	83,731	360,043
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,615	15,920
Jardine Matheson Holdings Ltd. (London Stock Exchange)	11,357	551,950
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	803	39,117
Link REIT (REIT)	197,833	1,268,717
MTR Corp. Ltd.	118,172	571,618
New World Development Co. Ltd.	122,802	331,225
Power Assets Holdings Ltd.	104,199	558,330
Prudential plc	213,648	2,921,914
Sino Land Co. Ltd.	261,252	353,853
Sun Hung Kai Properties Ltd.	113,531	1,596,806
Swire Pacific Ltd., Class A	35,485	273,278
Swire Properties Ltd.	95,154	245,784
Techtronic Industries Co. Ltd.	107,996	1,179,052
WH Group Ltd.(m)	668,235	397,177
Wharf Real Estate Investment Co. Ltd.	132,474	766,181

		30,303,400

Ireland (0.6%)
AerCap Holdings NV*	12,626	709,960
AIB Group plc	85,580	348,563
Bank of Ireland Group plc	82,378	833,595
CRH plc	58,350	2,948,903
Kerry Group plc (London Stock Exchange), Class A	9	902
Kerry Group plc (Turquoise Stock Exchange), Class A	12,513	1,247,037
Kingspan Group plc	12,018	825,006
Smurfit Kappa Group plc	19,147	695,115

		7,609,081

Israel (0.6%)
Azrieli Group Ltd.	3,487	200,921
Bank Hapoalim BM	98,875	823,367
Bank Leumi Le-Israel BM	119,635	904,761
Bezeq The Israeli Telecommunication Corp. Ltd.	165,184	225,189
Check Point Software Technologies Ltd.*	7,683	998,790
Elbit Systems Ltd.	2,096	356,077
First International Bank of Israel Ltd. (The)	4,294	151,933
ICL Group Ltd.	56,627	383,065
Israel Discount Bank Ltd., Class A	91,310	449,147
Mizrahi Tefahot Bank Ltd.	12,544	393,628
Nice Ltd.*	4,945	1,125,627
Teva Pharmaceutical Industries Ltd. (ADR)*	85,685	758,312
Tower Semiconductor Ltd.*	8,891	378,875
Wix.com Ltd.*	4,251	424,250

		7,573,942

Italy (1.9%)
Amplifon SpA	10,111	351,463
Assicurazioni Generali SpA	86,944	1,735,593
Coca-Cola HBC AG*	15,735	430,433
Davide Campari-Milano NV	41,098	501,275
DiaSorin SpA	2,041	215,343
Enel SpA	632,037	3,860,033
Eni SpA	193,994	2,717,429
Ferrari NV	9,764	2,644,469
FinecoBank Banca Fineco SpA	48,051	738,928
Infrastrutture Wireless Italiane SpA(m)	25,654	338,147
Intesa Sanpaolo SpA	1,285,054	3,307,265
Mediobanca Banca di Credito Finanziario SpA	47,611	479,424
Moncler SpA	15,627	1,080,127
Nexi SpA(m)*	43,571	355,247
Poste Italiane SpA(m)	41,098	420,657
Prysmian SpA	19,371	815,563
Recordati Industria Chimica e Farmaceutica SpA	8,301	351,316
Snam SpA	157,779	837,514
Telecom Italia SpA*	765,823	253,863
Terna - Rete Elettrica Nazionale	108,351	889,272
UniCredit SpA	149,091	2,823,856

		25,147,217

Japan (19.5%)
Advantest Corp.	14,376	1,331,946
Aeon Co. Ltd.	49,696	963,436
AGC, Inc.	15,403	574,159
Aisin Corp.(x)	11,285	311,002
Ajinomoto Co., Inc.	35,357	1,230,417
ANA Holdings, Inc.(x)*	11,912	258,699
Asahi Group Holdings Ltd.	35,672	1,328,069
Asahi Intecc Co. Ltd.	17,359	307,195
Asahi Kasei Corp.	99,099	695,005
Astellas Pharma, Inc.	141,460	2,012,182
Azbil Corp.	9,614	263,026
Bandai Namco Holdings, Inc.	47,115	1,014,750
BayCurrent Consulting, Inc.	10,304	427,543
Bridgestone Corp.	44,962	1,826,527
Brother Industries Ltd.	18,644	281,225
Canon, Inc.	78,822	1,768,129
Capcom Co. Ltd.	13,775	492,782
Central Japan Railway Co.	11,062	1,320,695
Chiba Bank Ltd. (The)	43,017	277,783
Chubu Electric Power Co., Inc.	48,240	509,102
Chugai Pharmaceutical Co. Ltd.	51,401	1,270,456
Concordia Financial Group Ltd.	79,812	294,584
CyberAgent, Inc.	31,756	269,210
Dai Nippon Printing Co. Ltd.	17,084	477,340
Daifuku Co. Ltd.	23,907	443,326
Dai-ichi Life Holdings, Inc.(x)	76,601	1,407,447
Daiichi Sankyo Co. Ltd.	136,154	4,969,167
Daikin Industries Ltd.	19,241	3,449,664
Daito Trust Construction Co. Ltd.	4,837	482,746
Daiwa House Industry Co. Ltd.	46,708	1,100,293
Daiwa House REIT Investment Corp. (REIT)	172	352,841
Daiwa Securities Group, Inc.	105,372	495,138
Denso Corp.	34,119	1,925,984
Dentsu Group, Inc.	15,799	556,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Disco Corp.	6,849	$796,857
East Japan Railway Co.	23,414	1,294,804
Eisai Co. Ltd.	19,197	1,092,289
ENEOS Holdings, Inc.(x)	237,915	834,490
FANUC Corp.	74,945	2,702,527
Fast Retailing Co. Ltd.	13,569	2,966,743
Fuji Electric Co. Ltd.	10,245	404,273
FUJIFILM Holdings Corp.	28,247	1,434,918
Fujitsu Ltd.	15,104	2,041,533
GLP J-REIT (REIT)	352	380,213
GMO Payment Gateway, Inc.	3,095	266,388
Hakuhodo DY Holdings, Inc.	19,660	222,803
Hamamatsu Photonics KK	10,512	567,444
Hankyu Hanshin Holdings, Inc.	18,405	546,133
Hikari Tsushin, Inc.	1,674	235,446
Hirose Electric Co. Ltd.	2,396	313,507
Hitachi Construction Machinery Co. Ltd.	8,484	197,745
Hitachi Ltd.	75,307	4,139,401
Honda Motor Co. Ltd.	126,601	3,367,680
Hoshizaki Corp.	8,266	304,886
Hoya Corp.	28,196	3,118,004
Hulic Co. Ltd.	30,598	251,414
Ibiden Co. Ltd.	8,662	347,524
Idemitsu Kosan Co. Ltd.(x)	16,281	356,049
Iida Group Holdings Co. Ltd.(x)	9,973	162,735
Inpex Corp.	82,291	875,581
Isuzu Motors Ltd.	44,627	534,124
ITOCHU Corp.(x)	92,085	2,998,562
Itochu Techno-Solutions Corp.	7,489	184,464
Japan Airlines Co. Ltd.	11,778	229,658
Japan Exchange Group, Inc.	39,639	604,796
Japan Metropolitan Fund Invest (REIT)	547	399,171
Japan Post Bank Co. Ltd.(x)	112,107	916,919
Japan Post Holdings Co. Ltd.	185,984	1,513,315
Japan Post Insurance Co. Ltd.	14,716	229,750
Japan Real Estate Investment Corp. (REIT)(x)	95	378,589
Japan Tobacco, Inc.	92,857	1,959,900
JFE Holdings, Inc.	37,834	480,860
JSR Corp.	14,493	342,579
Kajima Corp.	33,858	408,664
Kansai Electric Power Co., Inc. (The)(x)	56,697	552,318
Kao Corp.	37,246	1,454,338
KDDI Corp.	125,275	3,868,682
Keio Corp.(x)	7,777	272,713
Keisei Electric Railway Co. Ltd.	10,417	320,722
Keyence Corp.	15,076	7,391,259
Kikkoman Corp.	11,618	592,659
Kintetsu Group Holdings Co. Ltd.	13,281	427,141
Kirin Holdings Co. Ltd.	63,397	1,003,288
Kobayashi Pharmaceutical Co. Ltd.	3,778	230,794
Kobe Bussan Co. Ltd.	10,954	305,746
Koei Tecmo Holdings Co. Ltd.(x)	8,098	146,288
Koito Manufacturing Co. Ltd.	15,502	293,620
Komatsu Ltd.	71,379	1,770,839
Konami Group Corp.	6,962	319,605
Kose Corp.	2,788	331,145
Kubota Corp.	80,041	1,212,461
Kurita Water Industries Ltd.	8,385	383,735
Kyocera Corp.	24,827	1,295,116
Kyowa Kirin Co. Ltd.	20,241	441,587
Lasertec Corp.	5,982	1,060,502
Lixil Corp.	21,407	353,031
M3, Inc.	34,731	873,805
Makita Corp.(x)	16,696	415,306
Marubeni Corp.	119,852	1,629,212
MatsukiyoCocokara & Co.	8,887	470,668
Mazda Motor Corp.	45,864	427,001
McDonald’s Holdings Co. Japan Ltd.(x)	7,085	294,621
Meiji Holdings Co. Ltd.(x)	16,658	396,153
Minebea Mitsumi, Inc.(x)	27,732	529,444
MISUMI Group, Inc.	22,620	569,088
Mitsubishi Chemical Group Corp.	99,403	591,449
Mitsubishi Corp.	97,947	3,521,406
Mitsubishi Electric Corp.	151,843	1,813,529
Mitsubishi Estate Co. Ltd.	89,366	1,066,934
Mitsubishi HC Capital, Inc.	48,214	249,193
Mitsubishi Heavy Industries Ltd.	24,781	913,755
Mitsubishi UFJ Financial Group, Inc.	928,967	5,960,441
Mitsui & Co. Ltd.(x)	111,295	3,468,503
Mitsui Chemicals, Inc.	13,930	359,684
Mitsui Fudosan Co. Ltd.	69,350	1,303,266
Mitsui OSK Lines Ltd.(x)	26,223	656,210
Mizuho Financial Group, Inc.(x)	187,159	2,654,290
MonotaRO Co. Ltd.	18,722	235,367
MS&AD Insurance Group Holdings, Inc.(x)	34,039	1,057,007
Murata Manufacturing Co. Ltd.	44,982	2,746,774
NEC Corp.	19,619	757,467
Nexon Co. Ltd.	36,123	862,459
NGK Insulators Ltd.(x)	17,583	232,770
Nidec Corp.(x)	34,689	1,800,650
Nihon M&A Center Holdings, Inc.	23,167	173,616
Nintendo Co. Ltd.	85,743	3,323,868
Nippon Building Fund, Inc. (REIT)	116	482,332
Nippon Express Holdings, Inc.	5,787	348,752
Nippon Paint Holdings Co. Ltd.	62,090	583,508
Nippon Prologis REIT, Inc. (REIT)	167	353,974
Nippon Sanso Holdings Corp.	13,608	245,635
Nippon Shinyaku Co. Ltd.	4,019	177,236
Nippon Steel Corp.(x)	63,454	1,497,551
Nippon Telegraph & Telephone Corp.	92,375	2,759,010
Nippon Yusen KK(x)	37,994	887,816
Nissan Chemical Corp.	9,989	453,865
Nissan Motor Co. Ltd.	178,549	679,278
Nisshin Seifun Group, Inc.	16,085	188,225
Nissin Foods Holdings Co. Ltd.	5,048	461,688
Nitori Holdings Co. Ltd.	6,130	739,087
Nitto Denko Corp.	11,203	723,991
Nomura Holdings, Inc.	225,131	869,075
Nomura Real Estate Holdings, Inc.	9,571	211,932
Nomura Real Estate Master Fund, Inc. (REIT)	324	363,319
Nomura Research Institute Ltd.	30,172	701,626
NTT Data Corp.(x)	49,140	646,289
Obayashi Corp.	49,684	380,344
Obic Co. Ltd.	5,447	861,222
Odakyu Electric Railway Co. Ltd.	21,594	280,400
Oji Holdings Corp.	64,133	253,930
Olympus Corp.	95,296	1,673,593
Omron Corp.	14,501	848,468
Ono Pharmaceutical Co. Ltd.	29,225	609,705
Open House Group Co. Ltd.	6,588	247,047
Oracle Corp.	3,176	229,225
Oriental Land Co. Ltd.(x)	77,535	2,651,343
ORIX Corp.	93,217	1,537,391
Osaka Gas Co. Ltd.	30,314	498,432
Otsuka Corp.	9,482	337,155
Otsuka Holdings Co. Ltd.	29,857	951,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	30,833	$596,666
Panasonic Holdings Corp.	171,593	1,535,813
Persol Holdings Co. Ltd.(x)	14,193	285,359
Rakuten Group, Inc.	66,213	308,782
Recruit Holdings Co. Ltd.	112,005	3,104,509
Renesas Electronics Corp.*	90,883	1,319,501
Resona Holdings, Inc.(x)	164,391	794,670
Ricoh Co. Ltd.(x)	42,427	318,271
Rohm Co. Ltd.	6,824	568,409
SBI Holdings, Inc.	19,530	387,636
SCSK Corp.	12,787	186,856
Secom Co. Ltd.	16,289	1,002,595
Seiko Epson Corp.(x)	20,677	294,210
Sekisui Chemical Co. Ltd.	28,717	407,370
Sekisui House Ltd.	48,980	998,078
Seven & i Holdings Co. Ltd.	59,106	2,666,265
SG Holdings Co. Ltd.	22,478	333,063
Sharp Corp.(x)*	16,511	116,754
Shimadzu Corp.	18,139	569,000
Shimano, Inc.	5,771	1,001,145
Shimizu Corp.	43,770	247,974
Shin-Etsu Chemical Co. Ltd.	144,995	4,702,848
Shionogi & Co. Ltd.	20,551	929,575
Shiseido Co. Ltd.	30,859	1,448,296
Shizuoka Financial Group, Inc.(x)	32,261	231,908
SMC Corp.	4,424	2,345,591
SoftBank Corp.	225,156	2,597,252
SoftBank Group Corp.	93,757	3,690,661
Sompo Holdings, Inc.	23,696	940,444
Sony Group Corp.	98,000	8,909,594
Square Enix Holdings Co. Ltd.	7,026	337,605
Subaru Corp.	48,556	777,205
SUMCO Corp.	27,383	411,899
Sumitomo Chemical Co. Ltd.	118,182	397,536
Sumitomo Corp.(x)	87,144	1,543,436
Sumitomo Electric Industries Ltd.	55,575	714,044
Sumitomo Metal Mining Co. Ltd.	18,895	722,514
Sumitomo Mitsui Financial Group, Inc.	101,518	4,070,617
Sumitomo Mitsui Trust Holdings, Inc.	25,885	886,783
Sumitomo Realty & Development Co. Ltd.	23,924	539,645
Suntory Beverage & Food Ltd.	10,715	399,326
Suzuki Motor Corp.	28,007	1,019,395
Sysmex Corp.	13,162	864,054
T&D Holdings, Inc.(x)	41,837	519,718
Taisei Corp.	14,391	444,914
Takeda Pharmaceutical Co. Ltd.	116,807	3,836,600
TDK Corp.	30,558	1,096,654
Terumo Corp.	50,802	1,371,475
TIS, Inc.	17,939	474,176
Tobu Railway Co. Ltd.	14,262	341,200
Toho Co. Ltd.	8,338	319,282
Tokio Marine Holdings, Inc.	142,391	2,745,469
Tokyo Electric Power Co. Holdings, Inc.*	114,885	410,026
Tokyo Electron Ltd.	35,040	4,284,406
Tokyo Gas Co. Ltd.	30,673	577,586
Tokyu Corp.	40,895	543,879
Toppan, Inc.	19,363	390,062
Toray Industries, Inc.	105,903	605,453
Toshiba Corp.	30,674	1,027,841
Tosoh Corp.	21,507	292,218
TOTO Ltd.	10,844	363,306
Toyota Industries Corp.(x)	11,625	647,349
Toyota Motor Corp.(x)	824,063	11,730,713
Toyota Tsusho Corp.	16,258	692,978
Trend Micro, Inc.	10,147	497,478
Unicharm Corp.	31,024	1,275,251
USS Co. Ltd.	15,351	266,084
Welcia Holdings Co. Ltd.	7,534	161,206
West Japan Railway Co.	17,187	708,025
Yakult Honsha Co. Ltd.	9,925	721,544
Yamaha Corp.	10,559	407,538
Yamaha Motor Co. Ltd.	22,917	600,521
Yamato Holdings Co. Ltd.	23,101	396,263
Yaskawa Electric Corp.	18,314	802,449
Yokogawa Electric Corp.	16,704	271,893
Z Holdings Corp.(x)	209,567	594,652
ZOZO, Inc.	9,690	221,600

		258,369,903

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,262	274,553

Luxembourg (0.2%)
ArcelorMittal SA	41,316	1,252,850
Eurofins Scientific SE(x)	10,523	706,054

		1,958,904

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	170,782	1,135,294
Sands China Ltd.*	190,146	663,658

		1,798,952

Netherlands (5.0%)
ABN AMRO Bank NV (CVA)(m)	32,271	512,591
Adyen NV(m)*	1,702	2,698,720
Aegon NV	135,863	583,882
Akzo Nobel NV	14,368	1,121,455
Argenx SE*	4,240	1,565,714
ASM International NV	3,567	1,448,531
ASML Holding NV	31,290	21,380,300
Euronext NV(m)	6,592	504,764
EXOR NV*	8,402	692,359
Heineken Holding NV	8,029	737,523
Heineken NV	20,139	2,168,060
IMCD NV	4,461	730,105
ING Groep NV	291,801	3,471,579
JDE Peet’s NV	7,265	211,314
Koninklijke Ahold Delhaize NV	81,883	2,800,844
Koninklijke DSM NV	13,572	1,604,110
Koninklijke KPN NV	254,482	898,803
Koninklijke Philips NV	69,409	1,267,121
NN Group NV	22,110	802,205
OCI NV	8,569	290,882
Randstad NV(x)	9,207	546,579
Shell plc	547,788	15,686,297
Universal Music Group NV	55,916	1,413,502
Wolters Kluwer NV	20,373	2,570,849

		65,708,089

New Zealand (0.2%)
Auckland International Airport Ltd.*	92,851	505,477
Fisher & Paykel Healthcare Corp. Ltd.	43,350	724,033
Mercury NZ Ltd.	48,089	190,086
Meridian Energy Ltd.	97,739	321,582
Spark New Zealand Ltd.	146,744	465,384
Xero Ltd.*	10,726	649,138

		2,855,700

Norway (0.5%)
Aker BP ASA	24,278	595,700
DNB Bank ASA	73,410	1,316,777
Equinor ASA	74,191	2,109,931
Gjensidige Forsikring ASA	15,351	251,569
Kongsberg Gruppen ASA	7,266	293,465
Mowi ASA	31,783	588,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Norsk Hydro ASA	103,869	$776,746
Orkla ASA	55,273	392,629
Salmar ASA	4,909	214,258
Telenor ASA(x)	56,271	660,589

		7,200,252

Portugal (0.2%)
EDP - Energias de Portugal SA	222,890	1,214,544
Galp Energia SGPS SA, Class B	39,016	442,671
Jeronimo Martins SGPS SA	21,972	515,265

		2,172,480

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	261,665	564,958
CapitaLand Integrated Commercial Trust (REIT)	414,504	618,925
Capitaland Investment Ltd.	204,379	568,121
City Developments Ltd.	33,911	188,364
DBS Group Holdings Ltd.	140,778	3,498,645
Genting Singapore Ltd.	435,669	367,275
Grab Holdings Ltd., Class A*	105,473	317,474
Jardine Cycle & Carriage Ltd.	7,915	186,972
Keppel Corp. Ltd.	113,546	481,253
Mapletree Logistics Trust (REIT)	253,022	326,497
Mapletree Pan Asia Commercial Trust (REIT)	174,710	237,300
Oversea-Chinese Banking Corp. Ltd.	266,565	2,485,614
Sea Ltd. (ADR)*	27,836	2,409,206
Sembcorp Marine Ltd.*	3,601,105	322,528
Singapore Airlines Ltd.	103,109	444,684
Singapore Exchange Ltd.	63,689	451,628
Singapore Technologies Engineering Ltd.	126,234	348,307
Singapore Telecommunications Ltd.	641,432	1,188,601
STMicroelectronics NV	53,112	2,841,287
United Overseas Bank Ltd.	92,874	2,083,957
UOL Group Ltd.	36,764	192,252
Venture Corp. Ltd.	20,280	270,136

		20,393,984

South Africa (0.3%)
Anglo American plc	98,746	3,268,248

South Korea (0.0%)†
Delivery Hero SE(m)*	13,301	452,556

Spain (2.4%)
Acciona SA	2,011	402,958
ACS Actividades de Construccion y Servicios SA	16,362	521,371
Aena SME SA(m)*	5,950	963,402
Amadeus IT Group SA*	35,008	2,344,019
Banco Bilbao Vizcaya Argentaria SA(x)	470,621	3,362,228
Banco Santander SA	1,305,083	4,861,702
CaixaBank SA(x)	341,047	1,327,744
Cellnex Telecom SA(m)	42,309	1,646,911
Corp. ACCIONA Energias Renovables SA	5,293	205,331
EDP Renovaveis SA	21,729	498,198
Enagas SA	18,559	356,515
Endesa SA	24,662	535,526
Ferrovial SA	38,034	1,118,846
Grifols SA*	24,144	238,888
Iberdrola SA	477,503	5,947,905
Industria de Diseno Textil SA	84,190	2,827,341
Naturgy Energy Group SA(x)	11,848	356,632
Red Electrica Corp. SA	31,000	545,304
Repsol SA	105,693	1,626,970
Telefonica SA	408,318	1,761,970

		31,449,761

Sweden (2.8%)
Alfa Laval AB(x)	22,252	795,115
Assa Abloy AB, Class B	77,793	1,867,797
Atlas Copco AB, Class A	207,231	2,627,380
Atlas Copco AB, Class B	122,299	1,406,195
Boliden AB	20,943	823,708
Electrolux AB, Class B(x)	16,063	194,931
Embracer Group AB(x)*	47,022	220,603
Epiroc AB, Class A	52,111	1,034,732
Epiroc AB, Class B	30,789	524,830
EQT AB	25,266	516,781
Essity AB, Class B(x)	47,700	1,364,063
Evolution AB(m)	14,394	1,931,343
Fastighets AB Balder, Class B*	49,997	205,789
Getinge AB, Class B(x)	17,195	420,130
H & M Hennes & Mauritz AB, Class B(x)	56,306	803,979
Hexagon AB, Class B	150,012	1,726,231
Holmen AB, Class B(x)	7,643	294,504
Husqvarna AB, Class B	31,024	269,579
Industrivarden AB, Class C	12,243	330,351
Industrivarden AB, Class A	9,912	267,882
Indutrade AB	20,269	430,592
Investment AB Latour, Class B	11,422	232,775
Investor AB, Class A	38,787	791,795
Investor AB, Class B	141,581	2,820,438
Kinnevik AB, Class B*	19,527	292,613
L E Lundbergforetagen AB, Class B	6,062	274,662
Lifco AB, Class B	17,013	366,288
Nibe Industrier AB, Class B	118,624	1,352,772
Sagax AB, Class B	14,013	323,872
Sandvik AB(x)	82,461	1,752,411
Securitas AB, Class B(x)	37,630	335,516
Skandinaviska Enskilda Banken AB, Class A(x)*	126,428	1,394,327
Skanska AB, Class B(x)	26,282	402,645
SKF AB, Class B	30,395	599,782
Svenska Cellulosa AB SCA, Class B(x)	47,057	618,851
Svenska Handelsbanken AB, Class A	111,208	962,556
Swedbank AB, Class A(x)	70,812	1,162,125
Swedish Orphan Biovitrum AB*	13,749	320,453
Tele2 AB, Class B(x)	45,886	457,137
Telefonaktiebolaget LM Ericsson, Class B(x)	229,219	1,346,529
Telia Co. AB(x)	198,671	504,832
Volvo AB, Class A	14,838	319,733
Volvo AB, Class B(x)	118,004	2,433,956
Volvo Car AB, Class B(x)*	47,626	208,387

		37,330,970

Switzerland (5.4%)
ABB Ltd. (Registered)	122,144	4,188,569
Adecco Group AG (Registered)	12,338	449,062
Alcon, Inc.	38,781	2,751,564
Bachem Holding AG, Class B	2,614	262,979
Baloise Holding AG (Registered)	3,594	560,798
Banque Cantonale Vaudoise (Registered)	2,482	234,140
Barry Callebaut AG (Registered)	286	607,195
BKW AG	1,708	268,462
Chocoladefabriken Lindt & Spruengli AG	81	958,300
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	1,062,596
Cie Financiere Richemont SA (Registered)	40,565	6,502,605
Clariant AG (Registered)*	16,571	274,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Suisse Group AG (Registered)(x)	282,559	$254,585
EMS-Chemie Holding AG (Registered)	555	458,615
Geberit AG (Registered)	2,818	1,575,868
Givaudan SA (Registered)	716	2,333,152
Julius Baer Group Ltd.	16,400	1,122,898
Kuehne + Nagel International AG (Registered)	4,172	1,245,097
Logitech International SA (Registered)	13,471	782,643
Lonza Group AG (Registered)	5,787	3,480,679
Novartis AG (Registered)	168,113	15,433,593
Partners Group Holding AG	1,745	1,645,249
Schindler Holding AG	3,185	704,554
Schindler Holding AG (Registered)	1,913	403,980
SGS SA (Registered)	488	1,072,134
SIG Group AG*	23,195	596,718
Sika AG (Registered)	11,350	3,185,788
Sonova Holding AG (Registered)	4,180	1,232,613
Straumann Holding AG (Registered)	8,746	1,311,623
Swatch Group AG (The)	2,248	772,957
Swatch Group AG (The) (Registered)	4,228	267,890
Swiss Life Holding AG (Registered)	2,393	1,475,588
Swiss Prime Site AG (Registered)	5,775	480,778
Swisscom AG (Registered)	2,046	1,305,476
Temenos AG (Registered)	4,821	335,577
UBS Group AG (Registered)	260,203	5,494,487
VAT Group AG(m)	2,117	764,796
Zurich Insurance Group AG	11,693	5,594,996

		71,453,579

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.3%)
3i Group plc	74,807	1,559,855
abrdn plc(x)	163,165	410,920
Admiral Group plc	13,738	345,798
Ashtead Group plc	34,578	2,118,531
Associated British Foods plc	28,565	685,564
AstraZeneca plc	120,411	16,713,065
Auto Trader Group plc(m)	71,218	542,806
Aviva plc	217,971	1,089,518
BAE Systems plc	241,306	2,925,356
Barclays plc	1,239,559	2,238,051
Barratt Developments plc	76,425	441,303
Berkeley Group Holdings plc	8,220	426,467
BP plc	1,408,495	8,917,105
British American Tobacco plc	165,841	5,811,857
British Land Co. plc (The) (REIT)	68,701	329,887
BT Group plc	536,034	964,517
Bunzl plc	26,649	1,006,969
Burberry Group plc	30,614	979,579
CK Hutchison Holdings Ltd.	205,863	1,278,294
CNH Industrial NV	79,290	1,212,926
Coca-Cola Europacific Partners plc	16,299	964,738
Compass Group plc	136,955	3,443,589
Croda International plc	11,051	887,658
DCC plc	7,590	442,983
Diageo plc	176,861	7,893,379
Entain plc	44,755	696,521
Halma plc	30,267	835,572
Hargreaves Lansdown plc	28,326	280,332
HSBC Holdings plc	1,551,711	10,564,164
Imperial Brands plc	69,660	1,601,982
Informa plc	112,659	962,736
InterContinental Hotels Group plc	14,327	941,405
Intertek Group plc	12,920	647,565
J Sainsbury plc	138,446	476,754
JD Sports Fashion plc	198,268	436,531
Johnson Matthey plc	13,884	340,248
Just Eat Takeaway.com NV(m)*	14,343	274,171
Kingfisher plc	148,512	479,859
Land Securities Group plc (REIT)	55,403	425,836
Legal & General Group plc	456,372	1,349,875
Lloyds Banking Group plc	5,278,396	3,113,972
London Stock Exchange Group plc	29,458	2,862,854
M&G plc	195,549	478,972
Melrose Industries plc	318,444	656,350
National Grid plc	284,426	3,860,698
NatWest Group plc	405,574	1,325,166
Next plc	10,029	815,001
Ocado Group plc*	41,069	272,566
Pearson plc	50,341	525,365
Persimmon plc	25,813	401,465
Phoenix Group Holdings plc	59,092	399,185
Reckitt Benckiser Group plc	55,610	4,224,947
RELX plc (London Stock Exchange)	56,914	1,842,442
RELX plc (Turquoise Stock Exchange)	92,157	2,984,232
Rentokil Initial plc	194,650	1,423,239
Rolls-Royce Holdings plc*	660,513	1,219,916
Sage Group plc (The)	79,903	765,606
Schroders plc	58,000	330,508
Segro plc (REIT)	93,686	891,718
Severn Trent plc	19,962	709,021
Smith & Nephew plc	68,482	952,817
Smiths Group plc	27,257	577,644
Spirax-Sarco Engineering plc	5,864	860,563
SSE plc	82,777	1,843,822
St James’s Place plc	42,446	635,883
Standard Chartered plc	195,692	1,488,971
Taylor Wimpey plc	263,495	388,148
Tesco plc	571,843	1,875,122
Unilever plc (Cboe Europe)	138,922	7,184,868
Unilever plc (London Stock Exchange)	58,632	3,037,598
United Utilities Group plc	52,520	686,794
Vodafone Group plc	2,032,930	2,246,974
Whitbread plc	15,578	575,427
WPP plc	84,223	999,240

		136,401,360

United States (6.6%)
Computershare Ltd.	41,519	601,811
CSL Ltd.	37,445	7,224,956
CyberArk Software Ltd.*	3,100	458,738
Experian plc	71,276	2,346,065
GSK plc	316,072	5,637,264
Haleon plc	390,029	1,556,037
Holcim AG*	42,815	2,761,868
James Hardie Industries plc (CHDI)	34,277	735,772
Nestle SA (Registered)	213,701	26,087,936
QIAGEN NV*	18,015	818,906
Roche Holding AG	54,596	15,624,686
Roche Holding AG CHF 1	2,173	653,483
Sanofi	88,646	9,653,740
Schneider Electric SE	42,161	7,048,011
Stellantis NV (Euronext Paris)	92,875	1,689,790
Stellantis NV (Italian Stock Exchange)	78,353	1,425,707
Swiss Re AG	23,440	2,410,945
Tenaris SA	37,178	528,745

		87,264,460

Total Common Stocks (90.3%) (Cost $895,797,526)		1,194,025,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	$1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $6,121,667, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $6,241,604.(xx)	$6,119,220	6,119,220
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $10,004,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $10,205,442.(xx)	10,000,000	10,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $10,407,150, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $11,470,701.(xx)	10,400,000	10,400,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $2,000,798, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $2,040,815.(xx)	2,000,000	2,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $5,002,013, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $5,102,053.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		33,519,220

Total Short-Term Investments (2.6%) (Cost $34,519,220)		34,519,220

Total Investments in Securities (92.9%) (Cost $930,316,746)		1,228,545,086
Other Assets Less Liabilities (7.1%)		94,506,969

Net Assets (100%)		$1,323,052,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $18,149,311 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $46,676,707. This was collateralized by $14,880,757 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/27/23 – 11/15/52 and by cash of $34,519,220 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$216,387,107	16.4%
Industrials	187,096,698	14.1
Health Care	157,275,834	11.9
Consumer Discretionary	146,000,103	11.0
Consumer Staples	124,537,557	9.4
Information Technology	94,302,300	7.1
Materials	92,128,822	7.0
Communication Services	53,742,996	4.1
Energy	53,392,235	4.0
Utilities	40,697,307	3.1
Repurchase Agreements	33,519,220	2.5
Real Estate	28,464,907	2.2
Investment Company	1,000,000	0.1
Cash and Other	94,506,969	7.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,045	6/2023	EUR	48,290,019	2,608,290
FTSE 100 Index	317	6/2023	GBP	29,872,401	499,253
MSCI EAFE E-Mini Index	33	6/2023	USD	3,459,225	118,138
SPI 200 Index	100	6/2023	AUD	12,017,060	87,381
TOPIX Index	196	6/2023	JPY	29,575,297	(73,649)

					3,239,413

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,044,979	USD	10,678,319	HSBC Bank plc	6/16/2023	76,198
GBP	22,786,868	USD	27,637,964	HSBC Bank plc	6/16/2023	513,470
JPY	3,604,120,543	USD	27,200,089	HSBC Bank plc	6/16/2023	242,997
USD	999,680	JPY	129,745,453	HSBC Bank plc	6/16/2023	11,751

Total unrealized appreciation						844,416

AUD	1,650,862	USD	1,108,644	HSBC Bank plc	6/16/2023	(2,116)
EUR	2,682,849	USD	2,931,275	HSBC Bank plc	6/16/2023	(9,429)
USD	890,698	AUD	1,336,288	HSBC Bank plc	6/16/2023	(4,980)
USD	54,498,657	EUR	50,711,359	HSBC Bank plc	6/16/2023	(730,224)
USD	946,412	GBP	771,345	HSBC Bank plc	6/16/2023	(6,526)

Total unrealized depreciation						(753,275)

Net unrealized appreciation						91,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$93,001,212	$—		$93,001,212
Austria	—	2,791,220	—		2,791,220
Belgium	—	10,528,503	—		10,528,503
Brazil	—	577,096	—		577,096
Chile	—	615,196	—		615,196
China	—	7,395,175	—		7,395,175
Denmark	—	36,458,711	—		36,458,711
Finland	—	14,466,877	—		14,466,877
France	—	127,367,143	—		127,367,143
Germany	—	101,837,342	—		101,837,342
Hong Kong	1,144,229	29,159,171	—		30,303,400
Ireland	709,960	6,899,121	—		7,609,081
Israel	2,181,352	5,392,590	—		7,573,942
Italy	—	25,147,217	—		25,147,217
Japan	—	258,369,903	—		258,369,903
Jordan	—	274,553	—		274,553
Luxembourg	—	1,958,904	—		1,958,904
Macau	—	1,798,952	—		1,798,952
Netherlands	—	65,708,089	—		65,708,089
New Zealand	—	2,855,700	—		2,855,700
Norway	—	7,200,252	—		7,200,252
Portugal	—	2,172,480	—		2,172,480
Singapore	2,726,680	17,667,304	—		20,393,984
South Africa	—	3,268,248	—		3,268,248
South Korea	—	452,556	—		452,556
Spain	—	31,449,761	—		31,449,761
Sweden	—	37,330,970	—		37,330,970
Switzerland	—	71,453,579	—		71,453,579
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	964,738	135,436,622	—		136,401,360
United States	458,738	86,805,722	—		87,264,460
Forward Currency Contracts	—	844,416	—		844,416
Futures	3,313,062	—	—		3,313,062
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	33,519,220	—		33,519,220

Total Assets	$12,498,759	$1,220,203,805	$—		$1,232,702,564

Liabilities:
Forward Currency Contracts	$—	$(753,275)	$—		$(753,275)
Futures	(73,649)	—	—		(73,649)

Total Liabilities	$(73,649)	$(753,275)	$—		$(826,924)

Total	$12,425,110	$1,219,450,530	$—		$1,231,875,640

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$469,944,718
Aggregate gross unrealized depreciation	(188,578,426)

Net unrealized appreciation	$281,366,292

Federal income tax cost of investments in securities and derivative instruments, if applicable	$950,509,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,469,757	$28,292,822
Verizon Communications, Inc.	866,102	33,682,707

		61,975,529

Entertainment (1.3%)
Activision Blizzard, Inc.	146,320	12,523,529
Electronic Arts, Inc.	53,415	6,433,837
Live Nation Entertainment, Inc.*	30,028	2,101,960
Netflix, Inc.*	91,774	31,706,081
Take-Two Interactive Software, Inc.*	32,278	3,850,765
Walt Disney Co. (The)*	375,958	37,644,675
Warner Bros Discovery, Inc.*	462,119	6,977,997

		101,238,844

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	1,227,807	127,360,420
Alphabet, Inc., Class C*	1,070,344	111,315,776
Match Group, Inc.*	56,199	2,157,480
Meta Platforms, Inc., Class A*	458,833	97,245,066

		338,078,742

Media (0.7%)
Charter Communications, Inc., Class A*	22,026	7,876,718
Comcast Corp., Class A	867,177	32,874,680
DISH Network Corp., Class A(x)*	47,252	440,861
Fox Corp., Class A	61,645	2,099,012
Fox Corp., Class B	26,355	825,175
Interpublic Group of Cos., Inc. (The)	78,310	2,916,264
News Corp., Class A	76,282	1,317,390
News Corp., Class B	19,037	331,815
Omnicom Group, Inc.	41,775	3,941,054
Paramount Global, Class B(x)	100,033	2,231,736

		54,854,705

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	121,730	17,631,373

Total Communication Services		573,779,193

Consumer Discretionary (9.2%)
Automobile Components (0.1%)
Aptiv plc*	55,842	6,264,914
BorgWarner, Inc.	46,772	2,296,973

		8,561,887

Automobiles (1.7%)
Ford Motor Co.	810,243	10,209,062
General Motors Co.	287,412	10,542,272
Tesla, Inc.*	553,523	114,833,882

		135,585,216

Broadline Retail (2.5%)
Amazon.com, Inc.*	1,837,817	189,828,118
eBay, Inc.	109,731	4,868,764
Etsy, Inc.*	26,311	2,929,204

		197,626,086

Distributors (0.2%)
Genuine Parts Co.	29,521	4,939,158
LKQ Corp.	53,472	3,035,071
Pool Corp.	8,282	2,836,088

		10,810,317

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	7,999	21,216,628
Caesars Entertainment, Inc.*	43,235	2,110,300
Carnival Corp.(x)*	214,064	2,172,750
Chipotle Mexican Grill, Inc.*	5,673	9,691,129
Darden Restaurants, Inc.	25,597	3,971,631
Domino’s Pizza, Inc.	7,288	2,404,093
Expedia Group, Inc.*	29,707	2,882,470
Hilton Worldwide Holdings, Inc.	54,325	7,652,763
Las Vegas Sands Corp.*	67,508	3,878,335
Marriott International, Inc., Class A	55,486	9,212,895
McDonald’s Corp.	151,043	42,233,133
MGM Resorts International	64,682	2,873,174
Norwegian Cruise Line Holdings Ltd.(x)*	88,604	1,191,724
Royal Caribbean Cruises Ltd.*	43,851	2,863,470
Starbucks Corp.	236,724	24,650,070
Wynn Resorts Ltd.*	20,743	2,321,349
Yum! Brands, Inc.	57,893	7,646,507

		148,972,421

Household Durables (0.3%)
DR Horton, Inc.	63,943	6,246,592
Garmin Ltd.	31,846	3,213,898
Lennar Corp., Class A	52,226	5,489,475
Mohawk Industries, Inc.*	11,414	1,143,911
Newell Brands, Inc.	83,872	1,043,368
NVR, Inc.*	620	3,454,758
PulteGroup, Inc.	46,216	2,693,468
Whirlpool Corp.	11,909	1,572,226

		24,857,696

Leisure Products (0.0%)†
Hasbro, Inc.	26,762	1,436,852

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	12,306	1,496,533
AutoZone, Inc.*	3,903	9,594,160
Bath & Body Works, Inc.	48,807	1,785,360
Best Buy Co., Inc.	42,089	3,294,306
CarMax, Inc.*	34,119	2,193,169
Home Depot, Inc. (The)	210,101	62,005,007
Lowe’s Cos., Inc.	124,657	24,927,660
O’Reilly Automotive, Inc.*	12,905	10,956,087
Ross Stores, Inc.	70,738	7,507,424
TJX Cos., Inc. (The)	236,728	18,550,006
Tractor Supply Co.	22,780	5,354,211
Ulta Beauty, Inc.*	10,433	5,692,975

		153,356,898

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	256,789	31,492,603
Ralph Lauren Corp.(x)	8,364	975,828
Tapestry, Inc.	51,256	2,209,646
VF Corp.	64,246	1,471,876

		36,149,953

Total Consumer Discretionary		717,357,326

Consumer Staples (6.6%)
Beverages (1.6%)
Brown-Forman Corp., Class B	37,206	2,391,230
Coca-Cola Co. (The)	802,636	49,787,511
Constellation Brands, Inc., Class A	33,269	7,515,134
Keurig Dr Pepper, Inc.	177,735	6,270,491
Molson Coors Beverage Co., Class B	39,494	2,041,050
Monster Beverage Corp.*	156,910	8,474,709
PepsiCo, Inc.	284,116	51,794,347

		128,274,472

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	91,275	45,351,809
Dollar General Corp.	46,518	9,790,178
Dollar Tree, Inc.*	42,756	6,137,624
Kroger Co. (The)	134,331	6,631,921
Sysco Corp.	103,814	8,017,555
Target Corp.	94,917	15,721,103
Walgreens Boots Alliance, Inc.	150,058	5,189,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	289,086	$42,625,731

		139,464,927

Food Products (1.1%)
Archer-Daniels-Midland Co.	113,286	9,024,363
Bunge Ltd.	30,881	2,949,753
Campbell Soup Co.	42,201	2,320,211
Conagra Brands, Inc.	100,430	3,772,151
General Mills, Inc.	122,004	10,426,462
Hershey Co. (The)	29,858	7,596,174
Hormel Foods Corp.	60,541	2,414,375
J M Smucker Co. (The)	21,711	3,416,660
Kellogg Co.	53,361	3,573,053
Kraft Heinz Co. (The)	166,626	6,443,427
Lamb Weston Holdings, Inc.	29,015	3,032,648
McCormick & Co., Inc. (Non- Voting)	50,769	4,224,488
Mondelez International, Inc., Class A	281,623	19,634,755
Tyson Foods, Inc., Class A	57,438	3,407,222

		82,235,742

Household Products (1.3%)
Church & Dwight Co., Inc.	50,808	4,491,935
Clorox Co. (The)	25,700	4,066,768
Colgate-Palmolive Co.	171,616	12,896,943
Kimberly-Clark Corp.	68,940	9,253,127
Procter & Gamble Co. (The)	486,329	72,312,259

		103,021,032

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	47,659	11,746,037

Tobacco (0.6%)
Altria Group, Inc.	369,589	16,491,061
Philip Morris International, Inc.	319,689	31,089,755

		47,580,816

Total Consumer Staples		512,323,026

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	205,072	5,918,378
Halliburton Co.	183,755	5,814,008
Schlumberger NV	292,425	14,358,068

		26,090,454

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	64,148	2,313,177
Chevron Corp.	366,861	59,857,041
ConocoPhillips	252,293	25,029,988
Coterra Energy, Inc.	163,929	4,022,818
Devon Energy Corp.	133,184	6,740,442
Diamondback Energy, Inc.	37,885	5,120,915
EOG Resources, Inc.	121,134	13,885,590
EQT Corp.	73,727	2,352,629
Exxon Mobil Corp.	849,290	93,133,141
Hess Corp.	57,831	7,653,355
Kinder Morgan, Inc.	402,813	7,053,256
Marathon Oil Corp.	132,658	3,178,486
Marathon Petroleum Corp.	93,590	12,618,740
Occidental Petroleum Corp.	149,246	9,317,428
ONEOK, Inc.	92,117	5,853,114
Phillips 66	95,382	9,669,827
Pioneer Natural Resources Co.	48,914	9,990,195
Targa Resources Corp.	46,144	3,366,205
Valero Energy Corp.	79,474	11,094,570
Williams Cos., Inc. (The)	254,902	7,611,374

		299,862,291

Total Energy		325,952,745

Financials (11.7%)
Banks (2.8%)
Bank of America Corp.	1,439,342	41,165,181
Citigroup, Inc.	399,425	18,729,038
Citizens Financial Group, Inc.	103,683	3,148,853
Comerica, Inc.	25,835	1,121,756
Fifth Third Bancorp	142,575	3,798,198
First Republic Bank	38,222	534,726
Huntington Bancshares, Inc.	301,690	3,378,928
JPMorgan Chase & Co.	604,897	78,824,128
KeyCorp	194,348	2,433,237
M&T Bank Corp.	35,263	4,216,397
PNC Financial Services Group, Inc. (The)‡	83,174	10,571,415
Regions Financial Corp.	195,464	3,627,812
Truist Financial Corp.	272,744	9,300,570
US Bancorp	287,205	10,353,740
Wells Fargo & Co.	785,814	29,373,727
Zions Bancorp NA	30,364	908,795

		221,486,501

Capital Markets (2.6%)
Ameriprise Financial, Inc.	21,684	6,646,146
Bank of New York Mellon Corp. (The)	149,681	6,801,505
BlackRock, Inc.‡	30,974	20,725,323
Cboe Global Markets, Inc.	21,709	2,914,216
Charles Schwab Corp. (The)	314,555	16,476,391
CME Group, Inc.	74,046	14,181,290
FactSet Research Systems, Inc.	7,956	3,302,456
Franklin Resources, Inc.	55,520	1,495,709
Goldman Sachs Group, Inc. (The)	69,835	22,843,727
Intercontinental Exchange, Inc.	114,809	11,973,431
Invesco Ltd.	98,627	1,617,483
MarketAxess Holdings, Inc.	8,034	3,143,624
Moody’s Corp.	32,309	9,887,200
Morgan Stanley	269,330	23,647,174
MSCI, Inc.	16,454	9,209,139
Nasdaq, Inc.	68,165	3,726,581
Northern Trust Corp.	43,592	3,841,763
Raymond James Financial, Inc.	40,633	3,789,840
S&P Global, Inc.	67,863	23,397,126
State Street Corp.	71,950	5,445,895
T. Rowe Price Group, Inc.	46,987	5,304,832

		200,370,851

Consumer Finance (0.5%)
American Express Co.	123,278	20,334,706
Capital One Financial Corp.	78,320	7,531,251
Discover Financial Services	55,041	5,440,253
Synchrony Financial	88,027	2,559,825

		35,866,035

Financial Services (3.9%)
Berkshire Hathaway, Inc., Class B*	371,558	114,725,964
Fidelity National Information Services, Inc.	122,369	6,648,308
Fiserv, Inc.*	130,958	14,802,183
FleetCor Technologies, Inc.*	15,183	3,201,335
Global Payments, Inc.	53,428	5,622,763
Jack Henry & Associates, Inc.	15,070	2,271,350
Mastercard, Inc., Class A	173,930	63,207,901
PayPal Holdings, Inc.*	232,358	17,645,266
Visa, Inc., Class A	334,978	75,524,140

		303,649,210

Insurance (1.9%)
Aflac, Inc.	116,687	7,528,645
Allstate Corp. (The)	54,693	6,060,531
American International Group, Inc.	153,220	7,716,159
Aon plc, Class A	42,658	13,449,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	76,407	$5,185,743
Arthur J Gallagher & Co.	43,480	8,318,159
Assurant, Inc.	10,705	1,285,350
Brown & Brown, Inc.	49,041	2,815,934
Chubb Ltd.	85,593	16,620,449
Cincinnati Financial Corp.	32,415	3,633,073
Everest Re Group Ltd.	8,020	2,871,321
Globe Life, Inc.	18,462	2,031,189
Hartford Financial Services Group, Inc. (The)	64,791	4,515,285
Lincoln National Corp.	32,213	723,826
Loews Corp.	40,401	2,344,066
Marsh & McLennan Cos., Inc.	102,289	17,036,233
MetLife, Inc.	135,916	7,874,973
Principal Financial Group, Inc.	46,033	3,421,173
Progressive Corp. (The)	120,655	17,260,904
Prudential Financial, Inc.	75,636	6,258,123
Travelers Cos., Inc. (The)	47,171	8,085,581
W R Berkley Corp.	41,874	2,607,075
Willis Towers Watson plc	21,911	5,091,678

		152,735,111

Total Financials		914,107,708

Health Care (12.9%)
Biotechnology (2.1%)
AbbVie, Inc.	364,703	58,122,717
Amgen, Inc.	110,037	26,601,445
Biogen, Inc.*	29,570	8,221,347
Gilead Sciences, Inc.	256,126	21,250,774
Incyte Corp.*	38,292	2,767,363
Moderna, Inc.*	68,135	10,464,173
Regeneron Pharmaceuticals, Inc.*	22,083	18,144,939
Vertex Pharmaceuticals, Inc.*	52,936	16,678,546

		162,251,304

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	359,566	36,409,653
Align Technology, Inc.*	14,783	4,939,592
Baxter International, Inc.	105,022	4,259,692
Becton Dickinson & Co.	58,777	14,549,659
Boston Scientific Corp.*	295,069	14,762,302
Cooper Cos., Inc. (The)	10,183	3,801,925
Dentsply Sirona, Inc.	43,220	1,697,682
Dexcom, Inc.*	79,656	9,254,434
Edwards Lifesciences Corp.*	127,010	10,507,537
GE HealthCare Technologies, Inc.*	73,765	6,050,943
Hologic, Inc.*	52,224	4,214,477
IDEXX Laboratories, Inc.*	16,987	8,494,859
Insulet Corp.*	14,314	4,565,593
Intuitive Surgical, Inc.*	72,001	18,394,095
Medtronic plc	274,103	22,098,184
ResMed, Inc.	30,630	6,707,664
STERIS plc	21,105	4,036,964
Stryker Corp.	69,457	19,827,890
Teleflex, Inc.	9,538	2,416,071
Zimmer Biomet Holdings, Inc.	43,172	5,577,822

		202,567,038

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	32,729	5,240,240
Cardinal Health, Inc.	52,336	3,951,368
Centene Corp.*	113,375	7,166,434
Cigna Group (The)	61,571	15,733,238
CVS Health Corp.	264,715	19,670,972
DaVita, Inc.*	11,715	950,204
Elevance Health, Inc.	49,253	22,647,022
HCA Healthcare, Inc.	43,727	11,529,935
Henry Schein, Inc.*	28,897	2,356,261
Humana, Inc.	25,638	12,446,223
Laboratory Corp. of America Holdings	18,509	4,246,335
McKesson Corp.	28,229	10,050,935
Molina Healthcare, Inc.*	12,285	3,286,115
Quest Diagnostics, Inc.	22,881	3,237,204
UnitedHealth Group, Inc.	192,685	91,061,004
Universal Health Services, Inc., Class B	13,177	1,674,797

		215,248,287

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	61,019	8,441,368
Bio-Rad Laboratories, Inc., Class A*	4,285	2,052,601
Bio-Techne Corp.	31,836	2,361,913
Charles River Laboratories International, Inc.*	10,174	2,053,317
Danaher Corp.	135,111	34,053,376
Illumina, Inc.*	32,863	7,642,291
IQVIA Holdings, Inc.*	37,961	7,550,063
Mettler-Toledo International, Inc.*	4,569	6,991,529
PerkinElmer, Inc.	25,540	3,403,460
Thermo Fisher Scientific, Inc.	80,880	46,616,806
Waters Corp.*	12,136	3,757,670
West Pharmaceutical Services, Inc.	15,587	5,400,428

		130,324,822

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	438,465	30,390,009
Catalent, Inc.*	38,595	2,536,077
Eli Lilly and Co.	162,638	55,853,142
Johnson & Johnson	539,169	83,571,195
Merck & Co., Inc.	522,859	55,626,969
Organon & Co.	56,057	1,318,461
Pfizer, Inc.	1,157,599	47,230,039
Viatris, Inc.	245,255	2,359,353
Zoetis, Inc.	96,115	15,997,381

		294,882,626

Total Health Care		1,005,274,077

Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	115,532	24,542,463
General Dynamics Corp.	46,132	10,527,784
Howmet Aerospace, Inc.	77,946	3,302,572
Huntington Ingalls Industries, Inc.	8,596	1,779,544
L3Harris Technologies, Inc.	39,029	7,659,051
Lockheed Martin Corp.	46,839	22,142,200
Northrop Grumman Corp.	29,836	13,775,878
Raytheon Technologies Corp.	301,118	29,488,486
Textron, Inc.	43,632	3,081,728
TransDigm Group, Inc.	10,778	7,943,925

		124,243,631

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	24,274	2,412,108
Expeditors International of Washington, Inc.	33,375	3,675,255
FedEx Corp.	47,868	10,937,359
United Parcel Service, Inc., Class B	150,506	29,196,659

		46,221,381

Building Products (0.4%)
A O Smith Corp.	26,630	1,841,464
Allegion plc	17,856	1,905,771
Carrier Global Corp.	171,688	7,854,726
Johnson Controls International plc	142,026	8,552,806
Masco Corp.	44,824	2,228,649
Trane Technologies plc	47,392	8,719,180

		31,102,596

Commercial Services & Supplies (0.4%)
Cintas Corp.	17,800	8,235,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	89,494	$6,730,844
Republic Services, Inc.	42,958	5,808,781
Rollins, Inc.	48,317	1,813,337
Waste Management, Inc.	77,032	12,569,311

		35,157,977

Construction & Engineering (0.1%)
Quanta Services, Inc.	29,509	4,917,380

Electrical Equipment (0.5%)
AMETEK, Inc.	48,025	6,979,473
Eaton Corp. plc	82,015	14,052,450
Emerson Electric Co.	117,792	10,264,395
Generac Holdings, Inc.*	12,629	1,364,058
Rockwell Automation, Inc.	23,321	6,843,548

		39,503,924

Ground Transportation (0.7%)
CSX Corp.	433,567	12,980,996
JB Hunt Transport Services, Inc.	16,609	2,914,215
Norfolk Southern Corp.	46,784	9,918,208
Old Dominion Freight Line, Inc.	18,879	6,434,719
Union Pacific Corp.	125,766	25,311,665

		57,559,803

Industrial Conglomerates (0.8%)
3M Co.	113,880	11,969,927
General Electric Co.	225,334	21,541,930
Honeywell International, Inc.	137,617	26,301,361

		59,813,218

Machinery (1.6%)
Caterpillar, Inc.	107,321	24,559,338
Cummins, Inc.	29,494	7,045,527
Deere & Co.	55,745	23,015,996
Dover Corp.	28,230	4,289,266
Fortive Corp.	74,276	5,063,395
IDEX Corp.	15,832	3,657,667
Illinois Tool Works, Inc.	57,648	14,034,406
Ingersoll Rand, Inc.	84,341	4,906,959
Nordson Corp.	10,730	2,384,850
Otis Worldwide Corp.	85,486	7,215,018
PACCAR, Inc.	106,387	7,787,528
Parker-Hannifin Corp.	26,284	8,834,315
Pentair plc	32,935	1,820,318
Snap-on, Inc.	10,679	2,636,538
Stanley Black & Decker, Inc.	30,902	2,490,083
Westinghouse Air Brake Technologies Corp.	36,954	3,734,571
Xylem, Inc.	37,692	3,946,352

		127,422,127

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	24,036	1,008,550
American Airlines Group, Inc.*	139,403	2,056,194
Delta Air Lines, Inc.*	131,597	4,595,367
Southwest Airlines Co.	123,231	4,009,937
United Airlines Holdings, Inc.*	66,911	2,960,812

		14,630,860

Professional Services (0.7%)
Automatic Data Processing, Inc.	85,547	19,045,329
Broadridge Financial Solutions, Inc.	24,522	3,594,190
CoStar Group, Inc.*	82,669	5,691,761
Equifax, Inc.	25,231	5,117,856
Jacobs Solutions, Inc.	25,516	2,998,385
Leidos Holdings, Inc.	27,505	2,532,110
Paychex, Inc.	65,168	7,467,601
Robert Half International, Inc.	23,386	1,884,210
Verisk Analytics, Inc.	32,834	6,299,531

		54,630,973

Trading Companies & Distributors (0.2%)
Fastenal Co.	116,313	6,273,923
United Rentals, Inc.	14,293	5,656,598
WW Grainger, Inc.	9,175	6,319,832

		18,250,353

Total Industrials		613,454,223

Information Technology (23.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	51,043	8,568,078
Cisco Systems, Inc.	846,749	44,263,804
F5, Inc.*	12,348	1,798,980
Juniper Networks, Inc.	64,939	2,235,201
Motorola Solutions, Inc.	34,910	9,988,798

		66,854,861

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	121,825	9,955,539
CDW Corp.	27,921	5,441,524
Corning, Inc.	156,984	5,538,395
Keysight Technologies, Inc.*	36,330	5,866,568
TE Connectivity Ltd.	65,311	8,565,538
Teledyne Technologies, Inc.*	9,804	4,385,917
Trimble, Inc.*	51,761	2,713,312
Zebra Technologies Corp., Class A*	10,950	3,482,100

		45,948,893

IT Services (1.1%)
Accenture plc, Class A	129,938	37,137,580
Akamai Technologies, Inc.*	33,252	2,603,631
Cognizant Technology Solutions Corp., Class A	104,955	6,394,908
DXC Technology Co.*	44,842	1,146,161
EPAM Systems, Inc.*	12,000	3,588,000
Gartner, Inc.*	16,297	5,309,074
International Business Machines Corp.	186,452	24,441,993
VeriSign, Inc.*	18,421	3,892,910

		84,514,257

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	332,506	32,588,913
Analog Devices, Inc.	104,486	20,606,729
Applied Materials, Inc.	173,797	21,347,485
Broadcom, Inc.	86,146	55,266,105
Enphase Energy, Inc.*	28,336	5,958,494
First Solar, Inc.*	20,869	4,539,007
Intel Corp.	851,086	27,804,980
KLA Corp.	28,547	11,395,106
Lam Research Corp.	27,705	14,686,975
Microchip Technology, Inc.	113,128	9,477,864
Micron Technology, Inc.	224,200	13,528,228
Monolithic Power Systems, Inc.	9,262	4,636,001
NVIDIA Corp.	507,120	140,862,722
NXP Semiconductors NV	53,440	9,965,224
ON Semiconductor Corp.*	89,928	7,402,873
Qorvo, Inc.*	20,882	2,120,985
QUALCOMM, Inc.	229,436	29,271,445
Skyworks Solutions, Inc.	32,894	3,880,834
SolarEdge Technologies, Inc.*	11,638	3,537,370
Teradyne, Inc.	31,701	3,408,175
Texas Instruments, Inc.	186,017	34,601,022

		456,886,537

Software (8.6%)
Adobe, Inc.*	94,374	36,368,908
ANSYS, Inc.*	18,180	6,050,304
Autodesk, Inc.*	44,440	9,250,630
Cadence Design Systems, Inc.*	56,253	11,818,193
Ceridian HCM Holding, Inc.*	33,210	2,431,636
Fair Isaac Corp.*	5,186	3,644,150
Fortinet, Inc.*	133,563	8,876,597
Gen Digital, Inc.	123,326	2,116,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	58,128	$25,915,206
Microsoft Corp.	1,534,512	442,399,810
Oracle Corp.	316,928	29,448,950
Paycom Software, Inc.*	9,679	2,942,513
PTC, Inc.*	21,108	2,706,679
Roper Technologies, Inc.	21,689	9,558,125
Salesforce, Inc.*	206,224	41,199,431
ServiceNow, Inc.*	41,657	19,358,841
Synopsys, Inc.*	31,439	12,143,314
Tyler Technologies, Inc.*	8,420	2,986,069

		669,215,630

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	3,065,936	505,572,847
Hewlett Packard Enterprise Co.	266,783	4,249,853
HP, Inc.	175,270	5,144,175
NetApp, Inc.	45,540	2,907,729
Seagate Technology Holdings plc	38,476	2,544,033
Western Digital Corp.*	64,490	2,429,338

		522,847,975

Total Information Technology		1,846,268,153

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	45,685	13,121,189
Albemarle Corp.	24,502	5,415,922
Celanese Corp.	19,860	2,162,555
CF Industries Holdings, Inc.	39,552	2,867,125
Corteva, Inc.	147,000	8,865,570
Dow, Inc.	144,465	7,919,571
DuPont de Nemours, Inc.	94,441	6,778,031
Eastman Chemical Co.	25,197	2,125,115
Ecolab, Inc.	50,572	8,371,183
FMC Corp.	25,461	3,109,552
International Flavors & Fragrances, Inc.	52,569	4,834,245
Linde plc	101,959	36,240,307
LyondellBasell Industries NV, Class A	52,722	4,950,069
Mosaic Co. (The)	71,122	3,263,077
PPG Industries, Inc.	49,046	6,551,565
Sherwin-Williams Co. (The)	48,398	10,878,418

		127,453,494

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,867	4,568,557
Vulcan Materials Co.	26,910	4,616,680

		9,185,237

Containers & Packaging (0.3%)
Amcor plc	312,710	3,558,640
Avery Dennison Corp.	16,998	3,041,452
Ball Corp.	64,027	3,528,528
International Paper Co.	72,982	2,631,731
Packaging Corp. of America	18,657	2,590,151
Sealed Air Corp.	29,201	1,340,618
Westrock Co.	53,343	1,625,361

		18,316,481

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	294,041	12,029,217
Newmont Corp.	161,614	7,922,318
Nucor Corp.	51,623	7,974,205
Steel Dynamics, Inc.	35,117	3,970,328

		31,896,068

Total Materials		186,851,280

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	112,568	2,473,119
Ventas, Inc. (REIT)	81,129	3,516,942
Welltower, Inc. (REIT)	97,371	6,980,527

		12,970,588

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	146,406	2,414,235

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	190,360	23,751,217

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	32,470	4,077,907
Boston Properties, Inc. (REIT)	30,156	1,632,043

		5,709,950

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	65,156	4,744,008

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	29,251	4,915,923
Camden Property Trust (REIT)	21,647	2,269,471
Equity Residential (REIT)	68,999	4,139,940
Essex Property Trust, Inc. (REIT)	12,964	2,711,291
Invitation Homes, Inc. (REIT)	119,290	3,725,427
Mid-America Apartment Communities, Inc. (REIT)	23,968	3,620,127
UDR, Inc. (REIT)	62,283	2,557,340

		23,939,519

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	14,392	1,422,361
Kimco Realty Corp. (REIT)	129,379	2,526,772
Realty Income Corp. (REIT)	129,258	8,184,617
Regency Centers Corp. (REIT)	31,082	1,901,597
Simon Property Group, Inc. (REIT)	66,761	7,475,229

		21,510,576

Specialized REITs (1.1%)
American Tower Corp. (REIT)	96,019	19,620,522
Crown Castle, Inc. (REIT)	88,997	11,911,359
Digital Realty Trust, Inc. (REIT)	60,122	5,910,594
Equinix, Inc. (REIT)	19,084	13,760,327
Extra Space Storage, Inc. (REIT)	27,059	4,408,723
Iron Mountain, Inc. (REIT)	60,793	3,216,558
Public Storage (REIT)	32,362	9,777,855
SBA Communications Corp. (REIT)	22,563	5,890,522
VICI Properties, Inc. (REIT)	207,324	6,762,909
Weyerhaeuser Co. (REIT)	152,380	4,591,209

		85,850,578

Total Real Estate		180,890,671

Utilities (2.6%)
Electric Utilities (1.7%)
Alliant Energy Corp.	50,074	2,673,952
American Electric Power Co., Inc.	105,152	9,567,780
Constellation Energy Corp.	68,372	5,367,202
Duke Energy Corp.	158,805	15,319,918
Edison International	78,648	5,551,762
Entergy Corp.	42,069	4,532,514
Evergy, Inc.	47,434	2,899,166
Eversource Energy	71,595	5,603,025
Exelon Corp.	207,464	8,690,667
FirstEnergy Corp.	112,396	4,502,584
NextEra Energy, Inc.	409,801	31,587,461
NRG Energy, Inc.	49,190	1,686,725
PG&E Corp.*	335,703	5,428,318
Pinnacle West Capital Corp.	22,056	1,747,717
PPL Corp.	150,270	4,176,003
Southern Co. (The)	224,510	15,621,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	111,349	$7,509,377

		132,465,577

Gas Utilities (0.0%)†
Atmos Energy Corp.	28,581	3,211,361

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	139,096	3,349,432

Multi-Utilities (0.7%)
Ameren Corp.	54,048	4,669,207
CenterPoint Energy, Inc.	128,329	3,780,572
CMS Energy Corp.	59,601	3,658,309
Consolidated Edison, Inc.	74,174	7,096,227
Dominion Energy, Inc.	170,475	9,531,257
DTE Energy Co.	39,110	4,284,109
NiSource, Inc.	80,189	2,242,085
Public Service Enterprise Group, Inc.	104,273	6,511,849
Sempra Energy	64,359	9,728,506
WEC Energy Group, Inc.	64,935	6,155,189

		57,657,310

Water Utilities (0.1%)
American Water Works Co., Inc.	39,779	5,827,226

Total Utilities		202,510,906

Total Common Stocks (90.6%) (Cost $2,746,472,719)		7,078,769,308

SHORT-TERM INVESTMENTS:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	204,996,806	205,058,305

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)†
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,603,231, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,634,642.(xx)	$1,602,590	1,602,590
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $500,344, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $551,476.(xx)	500,000	500,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $1,020,408.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,102,590

Total Short-Term Investments (2.6%) (Cost $208,175,664)		208,160,895

Total Investments in Securities (93.2%) (Cost $2,954,648,383)		7,286,930,203
Other Assets Less Liabilities (6.8%)		527,938,175

Net Assets (100%)		$7,814,868,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $5,906,198. This was collateralized by $2,882,010 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.763%, maturing 7/15/23 – 11/15/51 and by cash of $3,102,590 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	83,174	13,550,146	—	(361,057)	174,873	(2,792,547)	10,571,415	128,690	—
Capital Markets
BlackRock, Inc.	30,974	22,350,191	—	(368,618)	13,878	(1,270,128)	20,725,323	157,700	—

Total		35,900,337	—	(729,675)	188,751	(4,062,675)	31,296,738	286,390	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,570	6/2023	USD	738,588,375	43,730,901

					43,730,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$573,779,193	$—	$—	$573,779,193
Consumer Discretionary	717,357,326	—	—	717,357,326
Consumer Staples	512,323,026	—	—	512,323,026
Energy	325,952,745	—	—	325,952,745
Financials	914,107,708	—	—	914,107,708
Health Care	1,005,274,077	—	—	1,005,274,077
Industrials	613,454,223	—	—	613,454,223
Information Technology	1,846,268,153	—	—	1,846,268,153
Materials	186,851,280	—	—	186,851,280
Real Estate	180,890,671	—	—	180,890,671
Utilities	202,510,906	—	—	202,510,906
Futures	43,730,901	—	—	43,730,901
Short-Term Investments
Investment Company	205,058,305	—	—	205,058,305
Repurchase Agreements	—	3,102,590	—	3,102,590

Total Assets	$7,327,558,514	$3,102,590	$—	$7,330,661,104

Total Liabilities	$—	$—	$—	$—

Total	$7,327,558,514	$3,102,590	$—	$7,330,661,104

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,618,294,602
Aggregate gross unrealized depreciation	(213,549,333)

Net unrealized appreciation	$4,404,745,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,925,915,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	80,229	$1,826,815
Iridium Communications, Inc.	45,212	2,799,979

		4,626,794

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	15,598	1,423,473

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	37,584	746,418
Ziff Davis, Inc.*	16,982	1,325,445

		2,071,863

Media (0.9%)
Cable One, Inc.	1,735	1,217,970
John Wiley & Sons, Inc., Class A	15,799	612,527
New York Times Co. (The), Class A	59,244	2,303,407
Nexstar Media Group, Inc., Class A	13,569	2,342,824
TEGNA, Inc.	80,286	1,357,636

		7,834,364

Total Communication Services		15,956,494

Consumer Discretionary (13.7%)
Automobile Components (1.7%)
Adient plc*	34,314	1,405,502
Autoliv, Inc.	27,913	2,605,958
Dana, Inc.	45,885	690,569
Fox Factory Holding Corp.*	15,210	1,846,038
Gentex Corp.	84,414	2,366,124
Goodyear Tire & Rubber Co. (The)*	103,088	1,136,030
Lear Corp.	21,278	2,968,068
Visteon Corp.*	10,127	1,588,217

		14,606,506

Automobiles (0.4%)
Harley-Davidson, Inc.	47,870	1,817,624
Thor Industries, Inc.	19,259	1,533,787

		3,351,411

Broadline Retail (0.5%)
Kohl’s Corp.	39,757	935,880
Macy’s, Inc.	97,559	1,706,307
Nordstrom, Inc.(x)	40,482	658,642
Ollie’s Bargain Outlet Holdings, Inc.*	20,829	1,206,832

		4,507,661

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	1,412	841,326
Grand Canyon Education, Inc.*	11,037	1,257,114
H&R Block, Inc.	54,796	1,931,559
Service Corp. International	55,347	3,806,767

		7,836,766

Hotels, Restaurants & Leisure (3.1%)
Aramark	93,745	3,356,071
Boyd Gaming Corp.	28,545	1,830,305
Choice Hotels International, Inc.	9,973	1,168,736
Churchill Downs, Inc.	11,844	3,044,500
Hilton Grand Vacations, Inc.*	28,568	1,269,276
Light & Wonder, Inc.*	33,708	2,024,165
Marriott Vacations Worldwide Corp.	13,789	1,859,584
Papa John’s International, Inc.	11,700	876,681
Penn Entertainment, Inc.*	55,819	1,655,592
Texas Roadhouse, Inc.	24,079	2,601,977
Travel + Leisure Co.	29,249	1,146,561
Wendy’s Co. (The)	61,326	1,335,680
Wingstop, Inc.	10,765	1,976,239
Wyndham Hotels & Resorts, Inc.	31,783	2,156,477

		26,301,844

Household Durables (1.4%)
Helen of Troy Ltd.*	8,633	821,602
KB Home	29,373	1,180,207
Leggett & Platt, Inc.	47,716	1,521,186
Taylor Morrison Home Corp., Class A*	38,988	1,491,681
Tempur Sealy International, Inc.	61,318	2,421,448
Toll Brothers, Inc.	37,003	2,221,290
TopBuild Corp.*	11,505	2,394,651

		12,052,065

Leisure Products (1.1%)
Brunswick Corp.	26,091	2,139,462
Mattel, Inc.*	127,530	2,347,827
Polaris, Inc.	19,605	2,168,901
Topgolf Callaway Brands Corp.*	50,488	1,091,551
YETI Holdings, Inc.*	31,036	1,241,440

		8,989,181

Specialty Retail (2.6%)
AutoNation, Inc.*	12,308	1,653,703
Dick’s Sporting Goods, Inc.	21,534	3,055,459
Five Below, Inc.*	19,977	4,114,663
Foot Locker, Inc.	28,544	1,132,911
GameStop Corp., Class A(x)*	90,969	2,094,106
Gap, Inc. (The)(x)	77,615	779,255
Lithia Motors, Inc., Class A	9,837	2,251,984
Murphy USA, Inc.	7,201	1,858,218
RH*	6,723	1,637,387
Victoria’s Secret & Co.*	29,085	993,253
Williams-Sonoma, Inc.	23,954	2,914,244

		22,485,183

Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd.*	45,236	2,126,092
Carter’s, Inc.	13,721	986,814
Columbia Sportswear Co.	12,904	1,164,457
Crocs, Inc.*	22,219	2,809,370
Deckers Outdoor Corp.*	9,485	4,263,982
PVH Corp.	22,804	2,033,205
Skechers USA, Inc., Class A*	48,296	2,295,026
Under Armour, Inc., Class A*	69,305	657,704
Under Armour, Inc., Class C*	68,217	581,891

		16,918,541

Total Consumer Discretionary		117,049,158

Consumer Staples (3.9%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,392	1,114,950
Celsius Holdings, Inc.*	14,538	1,351,162
Coca-Cola Consolidated, Inc.	1,656	886,092

		3,352,204

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	48,376	3,679,962
Casey’s General Stores, Inc.	13,408	2,902,296
Grocery Outlet Holding Corp.*	31,855	900,222
Performance Food Group Co.*	56,186	3,390,263
Sprouts Farmers Market, Inc.*	38,091	1,334,328
US Foods Holding Corp.*	73,643	2,720,373

		14,927,444

Food Products (1.3%)
Darling Ingredients, Inc.*	57,673	3,368,103
Flowers Foods, Inc.	69,138	1,895,073
Ingredion, Inc.	23,640	2,404,897
Lancaster Colony Corp.	7,143	1,449,172
Pilgrim’s Pride Corp.*	16,501	382,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	19,294	$1,733,952

		11,233,690

Household Products (0.1%)
Energizer Holdings, Inc.	23,904	829,469

Personal Care Products (0.4%)
BellRing Brands, Inc.*	48,066	1,634,244
Coty, Inc., Class A*	131,926	1,591,027

		3,225,271

Total Consumer Staples		33,568,078

Energy (3.5%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	71,479	1,939,225
NOV, Inc.	141,350	2,616,388
Valaris Ltd.*	21,642	1,408,029

		5,963,642

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	120,527	1,264,328
Antero Resources Corp.*	99,363	2,294,292
Chord Energy Corp.	14,972	2,015,231
CNX Resources Corp.*	61,220	980,744
DT Midstream, Inc.	34,816	1,718,866
Equitrans Midstream Corp.	157,826	912,234
HF Sinclair Corp.	48,396	2,341,399
Matador Resources Co.	40,394	1,924,774
Murphy Oil Corp.	52,584	1,944,556
PBF Energy, Inc., Class A	41,129	1,783,353
PDC Energy, Inc.	33,158	2,128,081
Range Resources Corp.	86,952	2,301,620
Southwestern Energy Co.*	397,119	1,985,595

		23,595,073

Total Energy		29,558,715

Financials (13.2%)
Banks (5.5%)
Associated Banc-Corp.	54,106	972,826
Bank of Hawaii Corp.	14,649	762,920
Bank OZK	39,636	1,355,551
Cadence Bank	59,106	1,227,041
Cathay General Bancorp	26,176	903,596
Columbia Banking System, Inc.	74,836	1,602,987
Commerce Bancshares, Inc.	40,932	2,388,382
Cullen/Frost Bankers, Inc.	23,160	2,439,674
East West Bancorp, Inc.	50,719	2,814,904
First Financial Bankshares, Inc.	46,710	1,490,049
First Horizon Corp.	193,098	3,433,282
FNB Corp.	130,462	1,513,359
Fulton Financial Corp.	60,310	833,484
Glacier Bancorp, Inc.	39,863	1,674,645
Hancock Whitney Corp.	30,837	1,122,467
Home BancShares, Inc.	68,081	1,478,039
International Bancshares Corp.	18,914	809,897
New York Community Bancorp, Inc.	245,134	2,216,011
Old National Bancorp	105,400	1,519,868
PacWest Bancorp	43,824	426,408
Pinnacle Financial Partners, Inc.	27,528	1,518,444
Prosperity Bancshares, Inc.	32,859	2,021,486
SouthState Corp.	27,239	1,941,051
Synovus Financial Corp.	52,353	1,614,043
Texas Capital Bancshares, Inc.*	17,355	849,701
UMB Financial Corp.	15,649	903,260
United Bankshares, Inc.	48,316	1,700,723
Valley National Bancorp	151,240	1,397,458
Webster Financial Corp.	62,616	2,468,323
Wintrust Financial Corp.	21,866	1,595,125

		46,995,004

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	13,555	1,930,503
Evercore, Inc., Class A	12,858	1,483,556
Federated Hermes, Inc., Class B	30,859	1,238,680
Interactive Brokers Group, Inc., Class A	37,018	3,056,206
Janus Henderson Group plc	47,689	1,270,435
Jefferies Financial Group, Inc.	65,107	2,066,496
SEI Investments Co.	36,691	2,111,567
Stifel Financial Corp.	37,909	2,240,043

		15,397,486

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	13,493	1,286,828
Navient Corp.	36,488	583,443
SLM Corp.	86,616	1,073,172

		2,943,443

Financial Services (1.4%)
Essent Group Ltd.	38,749	1,551,898
Euronet Worldwide, Inc.*	16,954	1,897,153
MGIC Investment Corp.	105,591	1,417,031
Voya Financial, Inc.	34,905	2,494,311
Western Union Co. (The)	120,188	1,340,096
WEX, Inc.*	15,687	2,884,682

		11,585,171

Insurance (3.5%)
American Financial Group, Inc.	25,140	3,054,510
Brighthouse Financial, Inc.*	24,570	1,083,783
CNO Financial Group, Inc.	41,146	913,030
First American Financial Corp.	37,260	2,073,892
Hanover Insurance Group, Inc. (The)	12,811	1,646,213
Kemper Corp.	23,016	1,258,055
Kinsale Capital Group, Inc.	7,807	2,343,271
Old Republic International Corp.	99,261	2,478,547
Primerica, Inc.	13,278	2,287,003
Reinsurance Group of America, Inc.	23,993	3,185,311
RenaissanceRe Holdings Ltd.	15,733	3,151,949
RLI Corp.	14,562	1,935,435
Selective Insurance Group, Inc.	21,713	2,069,900
Unum Group	67,293	2,662,111

		30,143,010

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)(x)	171,550	3,278,321
Starwood Property Trust, Inc. (REIT)(x)	111,600	1,974,204

		5,252,525

Total Financials		112,316,639

Health Care (8.5%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	39,387	1,000,430
Exelixis, Inc.*	116,622	2,263,633
Halozyme Therapeutics, Inc.*	48,656	1,858,173
Neurocrine Biosciences, Inc.*	34,757	3,518,103
United Therapeutics Corp.*	16,401	3,673,168

		12,313,507

Health Care Equipment & Supplies (3.3%)
Enovis Corp.*	17,301	925,430
Envista Holdings Corp.*	58,727	2,400,760
Globus Medical, Inc., Class A*	28,017	1,586,883
Haemonetics Corp.*	18,154	1,502,243
ICU Medical, Inc.*	7,249	1,195,795
Inari Medical, Inc.*	17,376	1,072,794
Integra LifeSciences Holdings Corp.*	26,147	1,501,099
Lantheus Holdings, Inc.*	24,769	2,044,929
LivaNova plc*	19,503	849,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Masimo Corp.*	17,402	$3,211,365
Neogen Corp.*	77,782	1,440,523
Omnicell, Inc.*	16,054	941,888
Penumbra, Inc.*	13,667	3,808,856
QuidelOrtho Corp.*	19,251	1,715,072
Shockwave Medical, Inc.*	13,006	2,820,091
STAAR Surgical Co.*	17,347	1,109,341

		28,127,010

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	32,738	2,365,321
Amedisys, Inc.*	11,692	859,947
Chemed Corp.	5,351	2,877,500
Encompass Health Corp.	35,908	1,942,623
HealthEquity, Inc.*	30,457	1,788,130
Option Care Health, Inc.*	60,220	1,913,189
Patterson Cos., Inc.	31,025	830,539
Progyny, Inc.*	27,047	868,750
R1 RCM, Inc.(x)*	49,426	741,390
Tenet Healthcare Corp.*	38,908	2,311,913

		16,499,302

Life Sciences Tools & Services (1.3%)
Azenta, Inc.*	24,866	1,109,521
Bruker Corp.	35,991	2,837,530
Medpace Holdings, Inc.*	9,065	1,704,673
Repligen Corp.*	18,582	3,128,466
Sotera Health Co.(x)*	35,531	636,360
Syneos Health, Inc.*	37,030	1,319,009

		10,735,559

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	22,658	3,315,545
Perrigo Co. plc	48,450	1,737,902

		5,053,447

Total Health Care		72,728,825

Industrials (19.8%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	24,328	5,470,151
Curtiss-Wright Corp.	13,785	2,429,744
Hexcel Corp.	30,330	2,070,023
Mercury Systems, Inc.*	20,872	1,066,977
Woodward, Inc.	21,493	2,092,773

		13,129,668

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	42,692	2,154,238

Building Products (2.9%)
Advanced Drainage Systems, Inc.	22,508	1,895,399
Builders FirstSource, Inc.*	52,961	4,701,877
Carlisle Cos., Inc.	18,610	4,207,163
Fortune Brands Innovations, Inc.	46,148	2,710,272
Lennox International, Inc.	11,615	2,918,617
Owens Corning	33,630	3,221,754
Simpson Manufacturing Co., Inc.	15,329	1,680,671
Trex Co., Inc.*	39,489	1,921,930
UFP Industries, Inc.	22,180	1,762,645

		25,020,328

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	16,715	1,116,562
Clean Harbors, Inc.*	18,096	2,579,766
MSA Safety, Inc.	13,259	1,770,077
Ritchie Bros Auctioneers, Inc.	11	594
Stericycle, Inc.*	33,172	1,446,631
Tetra Tech, Inc.	19,153	2,813,767

		9,727,397

Construction & Engineering (1.8%)
AECOM	50,001	4,216,084
EMCOR Group, Inc.	17,149	2,788,256
Fluor Corp.*	51,130	1,580,428
MasTec, Inc.*	21,321	2,013,555
MDU Resources Group, Inc.	73,175	2,230,374
Valmont Industries, Inc.	7,677	2,451,113

		15,279,810

Electrical Equipment (1.9%)
Acuity Brands, Inc.	11,533	2,107,425
EnerSys	14,700	1,277,136
Hubbell, Inc.	19,288	4,692,963
nVent Electric plc	59,946	2,574,081
Regal Rexnord Corp.	23,804	3,349,937
SunPower Corp.(x)*	31,271	432,791
Sunrun, Inc.*	76,685	1,545,203
Vicor Corp.*	8,202	385,002

		16,364,538

Ground Transportation (1.7%)
Avis Budget Group, Inc.*	8,953	1,744,044
Hertz Global Holdings, Inc.*	58,009	944,967
Knight-Swift Transportation Holdings, Inc.	57,826	3,271,795
Landstar System, Inc.	12,928	2,317,473
Ryder System, Inc.	18,083	1,613,727
Saia, Inc.*	9,522	2,590,746
Werner Enterprises, Inc.	21,125	960,976
XPO, Inc.*	41,382	1,320,086

		14,763,814

Machinery (4.3%)
AGCO Corp.	22,280	3,012,256
Chart Industries, Inc.*	15,314	1,920,376
Crane Holdings Co.	17,173	1,949,136
Donaldson Co., Inc.	43,789	2,861,173
Esab Corp.	18,592	1,098,229
Flowserve Corp.	47,031	1,599,054
Graco, Inc.	60,645	4,427,691
ITT, Inc.	29,759	2,568,202
Lincoln Electric Holdings, Inc.	20,777	3,513,391
Middleby Corp. (The)*	19,390	2,842,768
Oshkosh Corp.	23,532	1,957,392
Terex Corp.	24,253	1,173,360
Timken Co. (The)	23,821	1,946,652
Toro Co. (The)	37,668	4,187,175
Watts Water Technologies, Inc., Class A	9,829	1,654,417

		36,711,272

Marine Transportation (0.2%)
Kirby Corp.*	21,553	1,502,244

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	116,040	844,771

Professional Services (2.9%)
ASGN, Inc.*	17,956	1,484,423
CACI International, Inc., Class A*	8,459	2,506,233
Concentrix Corp.	15,364	1,867,494
ExlService Holdings, Inc.*	11,898	1,925,453
Exponent, Inc.	18,180	1,812,364
FTI Consulting, Inc.*	12,387	2,444,574
Genpact Ltd.	60,559	2,799,037
Insperity, Inc.	12,804	1,556,326
KBR, Inc.	49,370	2,717,819
ManpowerGroup, Inc.	18,193	1,501,468
Maximus, Inc.	21,869	1,721,090
Science Applications International Corp.	19,658	2,112,449

		24,448,730

Trading Companies & Distributors (1.0%)
GATX Corp.	12,667	1,393,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	17,027	$1,430,268
Univar Solutions, Inc.*	58,715	2,056,787
Watsco, Inc.	11,970	3,808,375

		8,689,053

Total Industrials		168,635,863

Information Technology (9.3%)
Communications Equipment (0.6%)
Calix, Inc.*	20,487	1,097,898
Ciena Corp.*	53,407	2,804,936
Lumentum Holdings, Inc.*	24,650	1,331,347

		5,234,181

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	20,973	2,618,899
Avnet, Inc.	32,882	1,486,266
Belden, Inc.	15,404	1,336,605
Cognex Corp.	62,228	3,083,397
Coherent Corp.*	50,005	1,904,190
IPG Photonics Corp.*	11,570	1,426,697
Jabil, Inc.	47,959	4,228,065
Littelfuse, Inc.	8,908	2,388,146
National Instruments Corp.	46,985	2,462,484
Novanta, Inc.*	12,843	2,043,193
TD SYNNEX Corp.	15,100	1,461,529
Vishay Intertechnology, Inc.	46,546	1,052,871
Vontier Corp.	56,853	1,554,361

		27,046,703

IT Services (0.1%)
Kyndryl Holdings, Inc.*	73,680	1,087,517

Semiconductors & Semiconductor Equipment (2.7%)
Allegro MicroSystems, Inc.*	23,420	1,123,926
Amkor Technology, Inc.	36,069	938,515
Cirrus Logic, Inc.*	19,884	2,174,912
Lattice Semiconductor Corp.*	49,320	4,710,060
MACOM Technology Solutions Holdings, Inc.*	18,581	1,316,278
MKS Instruments, Inc.	20,582	1,823,977
Power Integrations, Inc.	20,507	1,735,713
Silicon Laboratories, Inc.*	11,479	2,009,858
SiTime Corp.*	5,770	820,667
Synaptics, Inc.*	14,177	1,575,774
Universal Display Corp.	15,638	2,425,923
Wolfspeed, Inc.*	44,771	2,907,876

		23,563,479

Software (2.4%)
ACI Worldwide, Inc.*	40,382	1,089,506
Aspen Technology, Inc.*	10,488	2,400,388
Blackbaud, Inc.*	16,050	1,112,265
CommVault Systems, Inc.*	16,308	925,316
Dynatrace, Inc.*	78,011	3,299,865
Envestnet, Inc.*	16,383	961,191
Manhattan Associates, Inc.*	22,489	3,482,422
NCR Corp.*	49,528	1,168,365
Paylocity Holding Corp.*	14,851	2,952,082
Qualys, Inc.*	12,440	1,617,449
Teradata Corp.*	36,632	1,475,537

		20,484,386

Technology Hardware, Storage & Peripherals (0.3%)
Super Micro Computer, Inc.*	16,792	1,789,187
Xerox Holdings Corp.	41,222	634,819

		2,424,006

Total Information Technology		79,840,272

Materials (6.3%)
Chemicals (2.7%)
Ashland, Inc.	17,967	1,845,391
Avient Corp.	30,762	1,266,164
Axalta Coating Systems Ltd.*	79,382	2,404,481
Cabot Corp.	20,268	1,553,339
Chemours Co. (The)	53,378	1,598,137
Ingevity Corp.*	12,608	901,724
NewMarket Corp.	2,409	879,237
Olin Corp.	44,275	2,457,262
RPM International, Inc.	46,453	4,052,560
Scotts Miracle-Gro Co. (The)(x)	14,838	1,034,802
Sensient Technologies Corp.	15,328	1,173,512
Valvoline, Inc.	61,871	2,161,773
Westlake Corp.	12,391	1,437,108

		22,765,490

Construction Materials (0.2%)
Eagle Materials, Inc.	12,973	1,903,788

Containers & Packaging (0.8%)
AptarGroup, Inc.	23,492	2,776,520
Greif, Inc., Class A	9,422	597,072
Silgan Holdings, Inc.	30,105	1,615,735
Sonoco Products Co.	35,089	2,140,429

		7,129,756

Metals & Mining (2.4%)
Alcoa Corp.	63,682	2,710,306
Cleveland-Cliffs, Inc.*	185,430	3,398,932
Commercial Metals Co.	42,146	2,060,939
MP Materials Corp.*	33,222	936,528
Reliance Steel & Aluminum Co.	21,120	5,422,349
Royal Gold, Inc.	23,622	3,064,010
United States Steel Corp.	81,543	2,128,272
Worthington Industries, Inc.	11,157	721,300

		20,442,636

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	25,799	1,398,564

Total Materials		53,640,234

Real Estate (6.9%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT)	136,948	2,647,205
Medical Properties Trust, Inc. (REIT)(x)	215,542	1,771,755
Omega Healthcare Investors, Inc. (REIT)	84,295	2,310,526
Physicians Realty Trust (REIT)	82,139	1,226,335
Sabra Health Care REIT, Inc. (REIT)	83,116	955,834

		8,911,655

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	80,909	1,000,035

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	15,681	2,592,383
First Industrial Realty Trust, Inc. (REIT)	47,548	2,529,553
Rexford Industrial Realty, Inc. (REIT)	68,052	4,059,302

		9,181,238

Office REITs (0.7%)
Corporate Office Properties Trust (REIT)	40,925	970,332
Cousins Properties, Inc. (REIT)	54,528	1,165,808
Douglas Emmett, Inc. (REIT)	63,257	779,959
Highwoods Properties, Inc. (REIT)	38,336	889,012
Kilroy Realty Corp. (REIT)	37,845	1,226,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	57,879	$889,600

		5,920,889

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	17,079	2,484,824

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT)	53,521	1,916,587
Independence Realty Trust, Inc. (REIT)	80,548	1,291,185

		3,207,772

Retail REITs (1.4%)
Agree Realty Corp. (REIT)	31,873	2,186,806
Brixmor Property Group, Inc. (REIT)	107,923	2,322,503
Kite Realty Group Trust (REIT)	78,842	1,649,375
Macerich Co. (The) (REIT)	77,454	821,012
National Retail Properties, Inc. (REIT)	65,298	2,882,907
Spirit Realty Capital, Inc. (REIT)	50,256	2,002,199

		11,864,802

Specialized REITs (1.9%)
CubeSmart (REIT)	80,813	3,735,177
EPR Properties (REIT)(x)	27,340	1,041,654
Lamar Advertising Co. (REIT), Class A	31,401	3,136,646
Life Storage, Inc. (REIT)	30,586	4,009,519
National Storage Affiliates Trust (REIT)	30,409	1,270,488
PotlatchDeltic Corp. (REIT)	29,067	1,438,816
Rayonier, Inc. (REIT)	52,999	1,762,747

		16,395,047

Total Real Estate		58,966,262

Utilities (3.4%)
Electric Utilities (1.2%)
ALLETE, Inc.	20,570	1,324,091
Hawaiian Electric Industries, Inc.	39,392	1,512,653
IDACORP, Inc.	18,195	1,971,064
OGE Energy Corp.	72,042	2,713,102
PNM Resources, Inc.	30,887	1,503,579
Portland General Electric Co.	32,125	1,570,591

		10,595,080

Gas Utilities (1.3%)
National Fuel Gas Co.	33,032	1,907,268
New Jersey Resources Corp.	34,865	1,854,818
ONE Gas, Inc.	19,482	1,543,559
Southwest Gas Holdings, Inc.	23,387	1,460,518
Spire, Inc.	18,909	1,326,277
UGI Corp.	75,408	2,621,182

		10,713,622

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.(x)	19,450	1,648,776

Multi-Utilities (0.3%)
Black Hills Corp.	23,418	1,477,676
NorthWestern Corp.	20,792	1,203,025

		2,680,701

Water Utilities (0.4%)
Essential Utilities, Inc.	85,890	3,749,099

Total Utilities		29,387,278

Total Common Stocks (90.4%) (Cost $591,142,231)		771,647,818

SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	38,596,818	38,608,396

Total Investment Companies		39,608,396

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $6,060,412, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $6,179,149.(xx)	$6,057,989	6,057,989
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $934,360, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $953,175.(xx)	933,987	933,987
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,501,031, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,654,428.(xx)	1,500,000	1,500,000

Total Repurchase Agreements		8,491,976

Total Short-Term Investments (5.6%) (Cost $48,101,251)		48,100,372

Total Investments in Securities (96.0%) (Cost $639,243,482)		819,748,190
Other Assets Less Liabilities (4.0%)		33,945,157

Net Assets (100%)		$853,693,347

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $12,276,255. This was collateralized by $2,930,103 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/27/23 – 11/15/52 and by cash of $9,491,976 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	326	6/2023	USD	82,468,220	2,870,874

					2,870,874

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,956,494	$—	$—	$15,956,494
Consumer Discretionary	117,049,158	—	—	117,049,158
Consumer Staples	33,568,078	—	—	33,568,078
Energy	29,558,715	—	—	29,558,715
Financials	112,316,639	—	—	112,316,639
Health Care	72,728,825	—	—	72,728,825
Industrials	168,635,863	—	—	168,635,863
Information Technology	79,840,272	—	—	79,840,272
Materials	53,640,234	—	—	53,640,234
Real Estate	58,966,262	—	—	58,966,262
Utilities	29,387,278	—	—	29,387,278
Futures	2,870,874	—	—	2,870,874
Short-Term Investments
Investment Companies	39,608,396	—	—	39,608,396
Repurchase Agreements	—	8,491,976	—	8,491,976

Total Assets	$814,127,088	$8,491,976	$—	$822,619,064

Total Liabilities	$—	$—	$—	$—

Total	$814,127,088	$8,491,976	$—	$822,619,064

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,524,834
Aggregate gross unrealized depreciation	(54,478,193)

Net unrealized appreciation	$185,046,641

Federal income tax cost of investments in securities and derivative instruments, if applicable	$637,572,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	23,235	$767,684
ATN International, Inc.	14,178	580,164
Bandwidth, Inc., Class A*	31,051	471,975
Charge Enterprises, Inc.(x)*	149,102	164,012
Cogent Communications Holdings, Inc.	53,050	3,380,346
Consolidated Communications Holdings, Inc.*	97,265	250,944
EchoStar Corp., Class A*	42,153	770,978
Globalstar, Inc.(x)*	877,809	1,018,259
IDT Corp., Class B*	19,287	657,301
Iridium Communications, Inc.	152,804	9,463,152
Liberty Latin America Ltd., Class A*	42,918	356,649
Liberty Latin America Ltd., Class C*	180,032	1,487,064
Ooma, Inc.*	28,867	361,126
Radius Global Infrastructure, Inc.*	94,639	1,388,354

		21,118,008

Entertainment (0.3%)
Cinemark Holdings, Inc.*	134,409	1,987,909
IMAX Corp.*	60,371	1,157,916
Liberty Media Corp.-Liberty Braves, Class A*	13,323	460,709
Liberty Media Corp.-Liberty Braves, Class C*	46,460	1,565,237
Lions Gate Entertainment Corp., Class A*	78,083	864,379
Lions Gate Entertainment Corp., Class B*	133,561	1,386,363
Madison Square Garden Entertainment Corp.*	33,040	1,951,673
Marcus Corp. (The)(x)	26,010	416,160
Playstudios, Inc.(x)*	101,675	375,181
Reservoir Media, Inc.(x)*	31,117	202,883
Skillz, Inc.(x)*	395,363	234,529
Vivid Seats, Inc., Class A(x)*	29,832	227,618

		10,830,557

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	12,712	54,026
Bumble, Inc., Class A*	124,088	2,425,920
Cargurus, Inc.*	124,165	2,319,402
Cars.com, Inc.*	81,593	1,574,745
DHI Group, Inc.*	59,977	232,711
Eventbrite, Inc., Class A*	98,917	848,708
EverQuote, Inc., Class A*	24,642	342,524
fuboTV, Inc.(x)*	203,858	246,668
Leafly Holdings, Inc.(x)*	5,655	2,261
MediaAlpha, Inc., Class A*	29,978	449,070
Outbrain, Inc.(x)*	49,597	204,836
QuinStreet, Inc.*	62,523	992,240
Shutterstock, Inc.	29,558	2,145,911
TrueCar, Inc.*	107,732	247,784
Vimeo, Inc.*	183,696	703,556
Vinco Ventures, Inc.(x)*	235,931	75,805
Wejo Group Ltd.(x)*	29,725	14,654
Yelp, Inc.*	85,289	2,618,372
Ziff Davis, Inc.*	56,347	4,397,883
ZipRecruiter, Inc., Class A*	92,036	1,467,054

		21,364,130

Media (0.7%)
AdTheorent Holding Co., Inc.(x)*	20,784	35,125
Advantage Solutions, Inc.(x)*	105,877	167,286
AMC Networks, Inc., Class A*	37,307	655,857
Audacy, Inc.(x)*	169,230	22,795
Boston Omaha Corp., Class A*	28,086	664,796
Cardlytics, Inc.(x)*	43,871	148,942
Clear Channel Outdoor Holdings, Inc.*	454,830	545,796
Cumulus Media, Inc., Class A*	22,425	82,748
Daily Journal Corp.*	1,491	424,875
Entravision Communications Corp., Class A	73,253	443,181
EW Scripps Co. (The), Class A*	75,040	706,126
Gambling.com Group Ltd.(x)*	15,149	150,127
Gannett Co., Inc.*	187,132	349,937
Gray Television, Inc.	104,799	913,847
iHeartMedia, Inc., Class A*	154,682	603,260
Innovid Corp.*	62,666	88,359
Integral Ad Science Holding Corp.*	47,093	672,017
John Wiley & Sons, Inc., Class A	52,974	2,053,802
Magnite, Inc.*	167,933	1,555,060
PubMatic, Inc., Class A*	51,079	705,912
Quotient Technology, Inc.*	104,373	342,344
Scholastic Corp.	37,228	1,273,942
Sinclair Broadcast Group, Inc., Class A(x)	50,420	865,207
Stagwell, Inc.*	94,608	701,991
TechTarget, Inc.*	33,324	1,203,663
TEGNA, Inc.	274,807	4,646,986
Thryv Holdings, Inc.*	32,608	751,941
Urban One, Inc.*	15,556	85,558
Urban One, Inc., Class A*	10,622	80,196
WideOpenWest, Inc.*	60,645	644,656

		21,586,332

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	62,449	905,510
KORE Group Holdings, Inc.(x)*	41,394	50,501
Shenandoah Telecommunications Co.	62,143	1,181,960
Telephone and Data Systems, Inc.	129,394	1,359,931
United States Cellular Corp.*	18,120	375,628

		3,873,530

Total Communication Services		78,772,557

Consumer Discretionary (10.3%)
Automobile Components (1.4%)
Adient plc*	117,086	4,795,843
American Axle & Manufacturing Holdings, Inc.*	145,021	1,132,614
Dana, Inc.	159,223	2,396,306
Dorman Products, Inc.*	32,743	2,824,411
Fox Factory Holding Corp.*	52,319	6,349,957
Gentherm, Inc.*	41,227	2,490,935
Goodyear Tire & Rubber Co. (The)*	351,370	3,872,097
Holley, Inc.(x)*	69,316	189,926
LCI Industries	30,643	3,366,747
Luminar Technologies, Inc.(x)*	308,849	2,004,430
Modine Manufacturing Co.*	61,369	1,414,556
Motorcar Parts of America, Inc.*	25,166	187,235
Patrick Industries, Inc.	26,677	1,835,644
Solid Power, Inc.(x)*	147,997	445,471
Standard Motor Products, Inc.	25,877	955,120
Stoneridge, Inc.*	31,050	580,635
Visteon Corp.*	34,311	5,380,994
XPEL, Inc.(m)*	26,558	1,804,616

		42,027,537

Automobiles (0.2%)
Canoo, Inc.(x)*	145,638	95,043
Cenntro Electric Group Ltd.(x)*	234,560	108,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Faraday Future Intelligent Electric, Inc.(x)*	624,880	$221,270
Fisker, Inc.(x)*	208,583	1,280,700
Lordstown Motors Corp.(x)*	208,095	137,988
Mullen Automotive, Inc.(x)*	1,249,217	164,022
Winnebago Industries, Inc.	36,759	2,120,994
Workhorse Group, Inc.(x)*	205,080	272,757

		4,401,094

Broadline Retail (0.1%)
1stdibs.com, Inc.(x)*	26,962	107,039
Big Lots, Inc.(x)	36,405	398,999
ContextLogic, Inc., Class A(x)*	769,451	343,021
Dillard’s, Inc., Class A(x)	4,907	1,509,786
Groupon, Inc.(x)*	31,108	130,965
Qurate Retail, Inc.*	449,260	443,779

		2,933,589

Distributors (0.0%)†
Funko, Inc., Class A(x)*	41,876	394,891
Weyco Group, Inc.	7,955	201,261

		596,152

Diversified Consumer Services (0.9%)
2U, Inc.*	95,810	656,298
Adtalem Global Education, Inc.*	55,561	2,145,766
American Public Education, Inc.*	24,740	134,091
Beachbody Co., Inc. (The)(x)*	122,978	59,300
Carriage Services, Inc.	14,623	446,294
Chegg, Inc.*	156,452	2,550,168
Coursera, Inc.*	140,728	1,621,186
Duolingo, Inc.*	29,669	4,230,503
European Wax Center, Inc., Class A(x)	26,871	510,549
Frontdoor, Inc.*	102,468	2,856,808
Graham Holdings Co., Class B	4,546	2,708,689
Laureate Education, Inc., Class A	167,460	1,969,330
Nerdy, Inc.(x)*	65,877	275,366
OneSpaWorld Holdings Ltd.*	79,662	955,147
Perdoceo Education Corp.*	80,694	1,083,720
Rover Group, Inc.(x)*	118,986	539,006
Strategic Education, Inc.	28,003	2,515,509
Stride, Inc.*	52,087	2,044,415
Udemy, Inc.*	92,587	817,543
Universal Technical Institute, Inc.*	45,157	333,259
WW International, Inc.*	69,984	288,334

		28,741,281

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc.*	68,845	627,178
Bally’s Corp.*	43,026	839,868
Biglari Holdings, Inc., Class B*	909	153,803
BJ’s Restaurants, Inc.*	29,096	847,857
Bloomin’ Brands, Inc.	107,754	2,763,890
Bluegreen Vacations Holding Corp.	8,536	233,716
Bowlero Corp.(x)*	37,279	631,879
Brinker International, Inc.(x)*	52,720	2,003,360
Century Casinos, Inc.*	36,515	267,655
Cheesecake Factory, Inc. (The)(x)	59,781	2,095,324
Chuy’s Holdings, Inc.*	22,095	792,106
Cracker Barrel Old Country Store, Inc.(x)	27,302	3,101,507
Dave & Buster’s Entertainment, Inc.*	52,963	1,948,509
Denny’s Corp.*	71,928	802,716
Dine Brands Global, Inc.	18,228	1,232,942
El Pollo Loco Holdings, Inc.	25,025	239,990
Everi Holdings, Inc.*	106,410	1,824,932
F45 Training Holdings, Inc.(x)*	42,200	48,952
First Watch Restaurant Group, Inc.*	19,078	306,393
Full House Resorts, Inc.*	42,180	304,961
Golden Entertainment, Inc.*	25,722	1,119,164
Hilton Grand Vacations, Inc.*	105,938	4,706,825
Inspirato, Inc.*	13,298	12,751
Inspired Entertainment, Inc.*	27,686	354,104
International Game Technology plc	122,233	3,275,844
Jack in the Box, Inc.	26,127	2,288,464
Krispy Kreme, Inc.(x)	92,160	1,433,088
Kura Sushi USA, Inc., Class A(x)*	5,935	390,760
Life Time Group Holdings, Inc.*	48,313	771,075
Light & Wonder, Inc.*	116,486	6,994,984
Lindblad Expeditions Holdings, Inc.(x)*	41,743	399,063
Monarch Casino & Resort, Inc.	17,077	1,266,260
NEOGAMES SA*	16,691	253,703
Noodles & Co., Class A*	52,475	254,504
ONE Group Hospitality, Inc. (The)*	28,283	229,092
Papa John’s International, Inc.	40,744	3,052,948
Portillo’s, Inc., Class A(x)*	35,139	750,920
RCI Hospitality Holdings, Inc.	11,043	863,231
Red Rock Resorts, Inc., Class A	62,557	2,788,166
Rush Street Interactive, Inc.*	81,871	254,619
Ruth’s Hospitality Group, Inc.	41,246	677,259
Sabre Corp.(x)*	399,468	1,713,718
SeaWorld Entertainment, Inc.*	49,019	3,005,355
Shake Shack, Inc., Class A*	46,248	2,566,302
Sonder Holdings, Inc.(x)*	197,180	149,285
Sweetgreen, Inc., Class A*	110,608	867,167
Target Hospitality Corp.*	36,092	474,249
Texas Roadhouse, Inc.	81,469	8,803,540
Vacasa, Inc., Class A(x)*	116,045	111,659
Wingstop, Inc.	36,795	6,754,826
Xponential Fitness, Inc., Class A*	23,893	726,108

		78,376,571

Household Durables (1.7%)
Aterian, Inc.(x)*	97,115	83,529
Beazer Homes USA, Inc.*	37,827	600,693
Cavco Industries, Inc.*	10,739	3,412,210
Century Communities, Inc.	34,797	2,224,224
Dream Finders Homes, Inc., Class A(x)*	28,248	374,286
Ethan Allen Interiors, Inc.	27,157	745,731
GoPro, Inc., Class A*	149,106	750,003
Green Brick Partners, Inc.*	33,815	1,185,554
Helen of Troy Ltd.*	29,483	2,805,897
Hovnanian Enterprises, Inc., Class A*	5,966	404,733
Installed Building Products, Inc.	29,353	3,347,123
iRobot Corp.(x)*	33,106	1,444,746
KB Home	93,557	3,759,120
Landsea Homes Corp.*	14,399	87,258
La-Z-Boy, Inc.	53,019	1,541,792
Legacy Housing Corp.*	10,782	245,398
LGI Homes, Inc.*	25,697	2,930,229
Lifetime Brands, Inc.	16,995	99,931
Lovesac Co. (The)(x)*	15,294	441,997
M.D.C. Holdings, Inc.	70,513	2,740,840
M/I Homes, Inc.*	32,427	2,045,819
Meritage Homes Corp.	44,797	5,230,498
Purple Innovation, Inc.(x)*	72,687	191,894
Skyline Champion Corp.*	65,787	4,949,156
Snap One Holdings Corp.(x)*	23,676	221,371
Sonos, Inc.*	157,400	3,088,188
Taylor Morrison Home Corp., Class A*	129,047	4,937,338
Traeger, Inc.*	41,969	172,493
Tri Pointe Homes, Inc.*	124,426	3,150,466
Tupperware Brands Corp.*	56,062	140,155
Universal Electronics, Inc.*	17,079	173,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vizio Holding Corp., Class A(x)*	87,006	$798,715
Vuzix Corp.(x)*	78,677	325,723

		54,650,291

Leisure Products (0.4%)
Acushnet Holdings Corp.	41,059	2,091,545
AMMO, Inc.(x)*	112,111	220,859
Clarus Corp.	35,111	331,799
Johnson Outdoors, Inc., Class A	7,018	442,204
Latham Group, Inc.*	56,960	162,906
Malibu Boats, Inc., Class A*	25,097	1,416,726
Marine Products Corp.	12,209	161,037
MasterCraft Boat Holdings, Inc.*	22,880	696,238
Smith & Wesson Brands, Inc.	56,247	692,400
Solo Brands, Inc., Class A(x)*	29,624	212,700
Sturm Ruger & Co., Inc.	22,123	1,270,745
Topgolf Callaway Brands Corp.*	172,550	3,730,531
Vista Outdoor, Inc.*	68,311	1,892,898

		13,322,588

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	33,407	384,181
Aaron’s Co., Inc. (The)	37,356	360,859
Abercrombie & Fitch Co., Class A*	60,040	1,666,110
Academy Sports & Outdoors, Inc.(x)	93,715	6,114,904
aka Brands Holding Corp.(x)*	12,787	6,965
American Eagle Outfitters, Inc.	189,909	2,552,377
America’s Car-Mart, Inc.*	7,257	574,827
Arko Corp.	98,516	836,401
Asbury Automotive Group, Inc.*	27,320	5,737,200
BARK, Inc.(x)*	99,289	143,969
Bed Bath & Beyond, Inc.*	107,431	45,916
Big 5 Sporting Goods Corp.(x)	27,195	209,130
Boot Barn Holdings, Inc.*	36,232	2,776,820
Buckle, Inc. (The)	37,249	1,329,417
Build-A-Bear Workshop, Inc.	16,453	382,368
Caleres, Inc.	42,139	911,467
Camping World Holdings, Inc., Class A(x)	49,386	1,030,686
CarParts.com, Inc.*	68,578	366,207
Cato Corp. (The), Class A	23,024	203,532
Chico’s FAS, Inc.*	151,013	830,571
Children’s Place, Inc. (The)*	14,660	590,065
Citi Trends, Inc.*	11,516	219,034
Conn’s, Inc.*	16,744	101,469
Container Store Group, Inc. (The)*	42,623	146,197
Designer Brands, Inc., Class A	61,742	539,625
Destination XL Group, Inc.*	74,702	411,608
Duluth Holdings, Inc., Class B*	17,338	110,616
EVgo, Inc.(x)*	87,937	685,029
Express, Inc.(x)*	76,472	60,283
Foot Locker, Inc.	99,498	3,949,076
Franchise Group, Inc.(x)	32,152	876,142
Genesco, Inc.*	15,665	577,725
Group 1 Automotive, Inc.	17,418	3,943,784
GrowGeneration Corp.*	78,304	267,800
Guess?, Inc.(x)	38,244	744,228
Haverty Furniture Cos., Inc.	18,918	603,673
Hibbett, Inc.	14,999	884,641
JOANN, Inc.(x)	16,795	26,704
Lands’ End, Inc.(x)*	20,766	201,846
LL Flooring Holdings, Inc.*	40,219	152,832
Lulu’s Fashion Lounge Holdings, Inc.(x)*	7,785	18,528
MarineMax, Inc.*	25,235	725,506
Monro, Inc.	39,445	1,949,766
Murphy USA, Inc.	24,835	6,408,672
National Vision Holdings, Inc.*	98,304	1,852,047
ODP Corp. (The)*	47,270	2,126,205
OneWater Marine, Inc., Class A(x)*	14,466	404,614
Overstock.com, Inc.(x)*	54,650	1,107,756
PetMed Express, Inc.(x)	22,927	372,334
RealReal, Inc. (The)(x)*	120,000	151,200
Rent the Runway, Inc., Class A(x)*	66,735	190,195
Revolve Group, Inc.(x)*	52,398	1,378,067
RumbleON, Inc., Class B(x)*	12,627	76,520
Sally Beauty Holdings, Inc.*	132,090	2,057,962
Shoe Carnival, Inc.	22,143	567,968
Signet Jewelers Ltd.	55,168	4,290,967
Sleep Number Corp.*	27,361	832,048
Sonic Automotive, Inc., Class A	22,682	1,232,540
Sportsman’s Warehouse Holdings, Inc.*	46,059	390,580
Stitch Fix, Inc., Class A*	109,183	557,925
ThredUp, Inc., Class A(x)*	74,937	189,591
Tile Shop Holdings, Inc.(x)*	40,933	191,976
Tilly’s, Inc., Class A*	30,389	234,299
Torrid Holdings, Inc.(x)*	24,499	106,816
TravelCenters of America, Inc.(x)*	15,053	1,302,084
Upbound Group, Inc.	61,626	1,510,453
Urban Outfitters, Inc.*	78,676	2,180,899
Warby Parker, Inc., Class A(x)*	100,594	1,065,290
Winmark Corp.	3,552	1,138,167
Zumiez, Inc.*	17,218	317,500

		76,484,759

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A*	132,446	158,935
Crocs, Inc.*	73,829	9,334,939
Ermenegildo Zegna NV	75,614	1,031,375
Fossil Group, Inc.*	42,366	135,571
G-III Apparel Group Ltd.*	55,986	870,582
Kontoor Brands, Inc.	68,863	3,332,281
Movado Group, Inc.	18,664	536,963
Oxford Industries, Inc.	18,789	1,983,930
PLBY Group, Inc.(x)*	38,637	76,501
Rocky Brands, Inc.	6,208	143,219
Steven Madden Ltd.	94,926	3,417,336
Superior Group of Cos., Inc.	16,655	131,075
Unifi, Inc.*	18,714	152,893
Wolverine World Wide, Inc.	95,471	1,627,781

		22,933,381

Total Consumer Discretionary		324,467,243

Consumer Staples (3.4%)
Beverages (0.6%)
Celsius Holdings, Inc.*	68,512	6,367,505
Coca-Cola Consolidated, Inc.	5,842	3,125,937
Duckhorn Portfolio, Inc. (The)*	47,403	753,708
MGP Ingredients, Inc.	17,312	1,674,417
National Beverage Corp.*	29,759	1,568,894
Primo Water Corp.	195,739	3,004,594
Vintage Wine Estates, Inc.(x)*	45,632	48,826
Vita Coco Co., Inc. (The)(x)*	35,771	701,827

		17,245,708

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	39,507	1,632,429
Boxed, Inc.(x)*	14,982	2,844
Chefs’ Warehouse, Inc. (The)*	43,755	1,489,858
Fresh Market, Inc. (The)(r)*	62,407	—
HF Foods Group, Inc.(x)*	48,544	190,292
Ingles Markets, Inc., Class A	17,831	1,581,610
Natural Grocers by Vitamin Cottage, Inc.	12,264	144,102
PriceSmart, Inc.	30,332	2,168,131
Rite Aid Corp.(x)*	74,004	165,769
SpartanNash Co.	42,994	1,066,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sprouts Farmers Market, Inc.*	130,688	$4,578,001
United Natural Foods, Inc.*	72,620	1,913,537
Village Super Market, Inc., Class A	11,321	259,024
Weis Markets, Inc.	20,270	1,716,261

		16,908,109

Food Products (1.1%)
Alico, Inc.	8,450	204,490
AppHarvest, Inc.(x)*	98,314	60,198
B&G Foods, Inc.(x)	87,272	1,355,334
Benson Hill, Inc.(x)*	219,670	252,621
Beyond Meat, Inc.(x)*	78,782	1,278,632
BRC, Inc., Class A(x)*	32,550	167,307
Calavo Growers, Inc.	21,279	612,197
Cal-Maine Foods, Inc.	47,168	2,872,060
Fresh Del Monte Produce, Inc.	36,083	1,086,459
Hain Celestial Group, Inc. (The)*	113,082	1,939,356
Hostess Brands, Inc.*	159,843	3,976,894
J & J Snack Foods Corp.	18,749	2,778,977
John B Sanfilippo & Son, Inc.	11,457	1,110,412
Lancaster Colony Corp.	23,981	4,865,265
Lifecore Biomedical, Inc.(x)*	34,777	131,283
Local Bounti Corp.(x)*	81,656	65,088
Mission Produce, Inc.*	49,428	549,145
Seneca Foods Corp., Class A*	6,282	328,360
Simply Good Foods Co. (The)*	109,545	4,356,605
Sovos Brands, Inc.*	48,359	806,628
SunOpta, Inc.*	117,069	901,431
Tattooed Chef, Inc.(x)*	63,332	89,931
Tootsie Roll Industries, Inc.	19,599	880,184
TreeHouse Foods, Inc.(x)*	63,425	3,198,523
Utz Brands, Inc.	79,026	1,301,558
Vital Farms, Inc.*	36,835	563,576
VZS Enterprises, Inc.(r)(x)*	7,357	—
Whole Earth Brands, Inc.*	54,091	138,473

		35,870,987

Household Products (0.3%)
Central Garden & Pet Co.*	11,566	474,900
Central Garden & Pet Co., Class A*	50,737	1,982,295
Energizer Holdings, Inc.	87,942	3,051,587
WD-40 Co.	16,991	3,025,247

		8,534,029

Personal Care Products (0.8%)
Beauty Health Co. (The)(x)*	107,991	1,363,926
BellRing Brands, Inc.*	165,774	5,636,316
e.l.f. Beauty, Inc.*	60,646	4,994,198
Edgewell Personal Care Co.	63,938	2,712,250
Herbalife Nutrition Ltd.(x)*	120,225	1,935,623
Honest Co., Inc. (The)*	83,424	150,163
Inter Parfums, Inc.	22,140	3,149,194
Medifast, Inc.	13,423	1,391,562
Nature’s Sunshine Products, Inc.*	20,349	207,763
Nu Skin Enterprises, Inc., Class A	60,619	2,382,933
Thorne HealthTech, Inc.*	22,524	104,061
USANA Health Sciences, Inc.*	13,853	871,354
Veru, Inc.(x)*	83,379	96,720

		24,996,063

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	218,530	168,049
Turning Point Brands, Inc.	19,287	405,027
Universal Corp.	29,422	1,556,130
Vector Group Ltd.	178,086	2,138,813

		4,268,019

Total Consumer Staples		107,822,915

Energy (5.8%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	166,957	1,631,170
Borr Drilling Ltd.(x)*	254,354	1,928,003
Bristow Group, Inc.*	29,974	671,418
Cactus, Inc., Class A	77,122	3,179,740
ChampionX Corp.	242,796	6,587,056
Diamond Offshore Drilling, Inc.*	124,794	1,502,520
DMC Global, Inc.*	23,156	508,737
Dril-Quip, Inc.*	41,326	1,185,643
Expro Group Holdings NV*	107,048	1,965,401
Helix Energy Solutions Group, Inc.*	170,433	1,319,151
Helmerich & Payne, Inc.	126,794	4,532,886
Liberty Energy, Inc., Class A	165,962	2,125,973
Nabors Industries Ltd.*	11,177	1,362,588
National Energy Services Reunited Corp.*	53,289	280,300
Newpark Resources, Inc.*	110,675	426,099
NexTier Oilfield Solutions, Inc.*	216,609	1,722,042
Noble Corp. plc*	104,005	4,105,077
Oceaneering International, Inc.*	123,351	2,174,678
Oil States International, Inc.*	81,404	678,095
Patterson-UTI Energy, Inc.	264,582	3,095,609
ProFrac Holding Corp., Class A(x)*	29,543	374,310
ProPetro Holding Corp.*	107,725	774,543
RPC, Inc.	95,396	733,595
Select Energy Services, Inc., Class A(x)	88,056	612,870
Solaris Oilfield Infrastructure, Inc., Class A	41,591	355,187
TETRA Technologies, Inc.*	163,202	432,485
Tidewater, Inc.*	57,436	2,531,779
US Silica Holdings, Inc.*	91,988	1,098,337
Valaris Ltd.*	75,136	4,888,348
Weatherford International plc*	87,173	5,173,718

		57,957,358

Oil, Gas & Consumable Fuels (4.0%)
Aemetis, Inc.(x)*	33,588	77,924
Alto Ingredients, Inc.*	95,106	142,659
Amplify Energy Corp.(x)*	45,043	309,445
Arch Resources, Inc.	18,314	2,407,558
Ardmore Shipping Corp.	44,728	665,105
Battalion Oil Corp.*	3,251	21,359
Berry Corp.	100,296	787,324
California Resources Corp.	88,465	3,405,902
Callon Petroleum Co.*	60,699	2,029,775
Centrus Energy Corp., Class A*	13,664	439,981
Chord Energy Corp.	51,241	6,897,039
Civitas Resources, Inc.	88,980	6,080,893
Clean Energy Fuels Corp.*	217,519	948,383
CNX Resources Corp.*	207,376	3,322,164
Comstock Resources, Inc.(x)	112,802	1,217,134
CONSOL Energy, Inc.	42,602	2,482,419
Crescent Energy Co., Class A(x)	49,440	559,166
CVR Energy, Inc.	37,945	1,243,837
Delek US Holdings, Inc.	85,639	1,965,415
Denbury, Inc.*	61,813	5,416,673
DHT Holdings, Inc.	166,709	1,802,124
Dorian LPG Ltd.	39,407	785,776
Earthstone Energy, Inc., Class A(x)*	56,404	733,816
Empire Petroleum Corp.(x)*	9,254	114,842
Energy Fuels, Inc.(x)*	200,203	1,117,133
Equitrans Midstream Corp.	516,570	2,985,775
Excelerate Energy, Inc., Class A	22,878	506,519
FLEX LNG Ltd.(x)	36,586	1,228,558
Frontline plc	153,796	2,546,862
Gevo, Inc.(x)*	256,338	394,761
Golar LNG Ltd.*	126,106	2,723,890
Green Plains, Inc.*	53,568	1,660,072
Gulfport Energy Corp.*	13,572	1,085,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HighPeak Energy, Inc.(x)	9,418	$216,614
International Seaways, Inc.	56,915	2,372,217
Kinetik Holdings, Inc.(x)	20,442	639,835
Kosmos Energy Ltd.*	556,866	4,143,083
Magnolia Oil & Gas Corp., Class A	215,112	4,706,651
Matador Resources Co.	136,842	6,520,521
Murphy Oil Corp.	181,787	6,722,483
NACCO Industries, Inc., Class A	4,787	172,667
NextDecade Corp.(x)*	39,617	196,896
Nordic American Tankers Ltd.	232,922	922,371
Northern Oil and Gas, Inc.	83,389	2,530,856
Par Pacific Holdings, Inc.*	60,307	1,760,964
PBF Energy, Inc., Class A	146,015	6,331,210
Peabody Energy Corp.*	145,204	3,717,222
Permian Resources Corp.	290,042	3,045,441
Ranger Oil Corp.	23,662	966,356
REX American Resources Corp.*	19,130	546,927
Riley Exploration Permian, Inc.	14,071	535,542
Ring Energy, Inc.(x)*	109,479	208,010
SandRidge Energy, Inc.*	27,542	396,880
Scorpio Tankers, Inc.	56,101	3,159,047
SFL Corp. Ltd.	138,904	1,319,588
SilverBow Resources, Inc.(x)*	14,827	338,797
Sitio Royalties Corp.(x)	89,570	2,024,282
SM Energy Co.	149,386	4,206,710
Talos Energy, Inc.*	80,411	1,193,299
Teekay Corp.*	89,550	553,419
Teekay Tankers Ltd., Class A*	28,190	1,210,197
Tellurian, Inc.(x)*	621,733	764,732
Uranium Energy Corp.(x)*	445,495	1,283,026
Ur-Energy, Inc.(x)*	261,890	277,603
VAALCO Energy, Inc.	136,347	617,652
Vertex Energy, Inc.(x)*	69,389	685,563
Vital Energy, Inc.*	21,647	985,804
W&T Offshore, Inc.*	120,419	611,729
World Fuel Services Corp.	75,629	1,932,321

		125,922,558

Total Energy		183,879,916

Financials (14.4%)
Banks (7.6%)
1st Source Corp.	20,691	892,817
ACNB Corp.(x)	11,388	370,679
Amalgamated Financial Corp.	22,290	394,310
Amerant Bancorp, Inc.	35,584	774,308
American National Bankshares, Inc.	14,008	444,054
Ameris Bancorp	81,626	2,985,879
Arrow Financial Corp.	18,183	452,939
Associated Banc-Corp.	184,044	3,309,111
Atlantic Union Bankshares Corp.	87,901	3,080,930
Axos Financial, Inc.*	71,336	2,633,725
Banc of California, Inc.	67,622	847,304
BancFirst Corp.	24,360	2,024,316
Bancorp, Inc. (The)*	67,320	1,874,862
Bank First Corp.(x)	9,758	717,994
Bank of Marin Bancorp	19,321	422,937
Bank of NT Butterfield & Son Ltd. (The)	60,992	1,646,784
BankUnited, Inc.	94,713	2,138,620
Bankwell Financial Group, Inc.	4,748	118,035
Banner Corp.	42,664	2,319,642
Bar Harbor Bankshares	18,959	501,466
BayCom Corp.	14,946	255,278
BCB Bancorp, Inc.	19,372	254,354
Berkshire Hills Bancorp, Inc.	52,759	1,322,141
Blue Foundry Bancorp*	33,641	320,262
Blue Ridge Bankshares, Inc.	21,840	222,768
Bridgewater Bancshares, Inc.*	26,101	282,935
Brookline Bancorp, Inc.	104,355	1,095,727
Business First Bancshares, Inc.	24,927	427,000
Byline Bancorp, Inc.	29,312	633,725
Cadence Bank	223,709	4,644,199
Cambridge Bancorp	8,766	568,124
Camden National Corp.	18,461	668,104
Capital Bancorp, Inc.	11,538	191,992
Capital City Bank Group, Inc.	17,355	508,675
Capitol Federal Financial, Inc.	161,914	1,089,681
Capstar Financial Holdings, Inc.	22,790	345,268
Carter Bankshares, Inc.*	26,442	370,188
Cathay General Bancorp	86,046	2,970,308
Central Pacific Financial Corp.	32,457	580,980
Citizens & Northern Corp.	18,603	397,732
City Holding Co.	17,185	1,561,773
Civista Bancshares, Inc.	19,906	336,013
CNB Financial Corp.	20,668	396,826
Coastal Financial Corp.*	12,192	439,034
Colony Bankcorp, Inc.	22,063	225,043
Columbia Financial, Inc.*	41,409	756,957
Community Bank System, Inc.	65,854	3,456,676
Community Trust Bancorp, Inc.	18,571	704,769
ConnectOne Bancorp, Inc.	47,628	842,063
CrossFirst Bankshares, Inc.*	58,470	612,766
Customers Bancorp, Inc.*	37,763	699,371
CVB Financial Corp.	166,842	2,782,925
Dime Community Bancshares, Inc.	41,156	935,064
Eagle Bancorp, Inc.	38,160	1,277,215
Eastern Bankshares, Inc.	190,008	2,397,901
Enterprise Bancorp, Inc.	11,976	376,765
Enterprise Financial Services Corp.	43,582	1,943,321
Equity Bancshares, Inc., Class A	19,488	474,923
Esquire Financial Holdings, Inc.	9,333	364,920
Farmers & Merchants Bancorp, Inc.(x)	16,326	397,048
Farmers National Banc Corp.	40,387	510,492
FB Financial Corp.	44,136	1,371,747
Financial Institutions, Inc.	19,381	373,666
First Bancorp (Nasdaq Stock Exchange)	42,977	1,526,543
First Bancorp (Quotrix Stock Exchange)	227,942	2,603,098
First Bancorp, Inc. (The)	11,994	310,525
First Bancshares, Inc. (The)	25,263	652,543
First Bank	20,896	211,050
First Busey Corp.	66,232	1,347,159
First Business Financial Services, Inc.	10,811	329,844
First Commonwealth Financial Corp.	119,829	1,489,474
First Community Bankshares, Inc.	20,471	512,799
First Financial Bancorp	106,759	2,324,143
First Financial Bankshares, Inc.	160,302	5,113,634
First Financial Corp.	12,619	472,960
First Foundation, Inc.	65,629	488,936
First Guaranty Bancshares, Inc.(x)	8,210	128,651
First Internet Bancorp	11,309	188,295
First Interstate BancSystem, Inc., Class A	106,451	3,178,627
First Merchants Corp.	71,480	2,355,266
First Mid Bancshares, Inc.	22,983	625,597
First of Long Island Corp. (The)	25,304	341,604
First Western Financial, Inc.*	10,642	210,712
Five Star Bancorp	16,708	356,549
Flushing Financial Corp.	36,480	543,187
Fulton Financial Corp.	200,084	2,765,161
FVCBankcorp, Inc.*	20,131	214,395
German American Bancorp, Inc.	34,145	1,139,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Glacier Bancorp, Inc.	137,106	$5,759,823
Great Southern Bancorp, Inc.	11,478	581,705
Greene County Bancorp, Inc.(x)	9,128	207,023
Guaranty Bancshares, Inc.	10,439	290,935
Hancock Whitney Corp.	106,315	3,869,866
Hanmi Financial Corp.	38,839	721,240
HarborOne Bancorp, Inc.	50,914	621,151
HBT Financial, Inc.	13,026	256,873
Heartland Financial USA, Inc.	50,665	1,943,509
Heritage Commerce Corp.	75,388	627,982
Heritage Financial Corp.	44,391	949,967
Hilltop Holdings, Inc.	61,499	1,824,675
Hingham Institution For Savings (The)(x)	1,873	437,233
Home Bancorp, Inc.	10,031	331,324
Home BancShares, Inc.	227,732	4,944,062
HomeStreet, Inc.	22,850	411,072
HomeTrust Bancshares, Inc.	18,249	448,743
Hope Bancorp, Inc.	146,651	1,440,113
Horizon Bancorp, Inc.	46,142	510,331
Independent Bank Corp.	24,810	440,874
Independent Bank Corp./MA	56,513	3,708,383
Independent Bank Group, Inc.	44,550	2,064,892
International Bancshares Corp.	67,103	2,873,350
John Marshall Bancorp, Inc.(x)	15,360	331,776
Kearny Financial Corp.	73,343	595,545
Lakeland Bancorp, Inc.	76,747	1,200,323
Lakeland Financial Corp.	30,263	1,895,674
Live Oak Bancshares, Inc.	42,008	1,023,735
Luther Burbank Corp.	20,719	196,416
Macatawa Bank Corp.	33,702	344,434
Mercantile Bank Corp.	19,756	604,138
Metrocity Bankshares, Inc.	23,954	409,374
Metropolitan Bank Holding Corp.*	13,229	448,331
Mid Penn Bancorp, Inc.	18,390	470,968
Midland States Bancorp, Inc.	23,212	497,201
MidWestOne Financial Group, Inc.	17,446	426,031
MVB Financial Corp.	14,241	293,934
National Bank Holdings Corp., Class A	37,500	1,254,750
NBT Bancorp, Inc.	50,393	1,698,748
Nicolet Bankshares, Inc.*	15,770	994,298
Northeast Bank	8,067	271,535
Northfield Bancorp, Inc.	52,664	620,382
Northwest Bancshares, Inc.	148,805	1,790,124
OceanFirst Financial Corp.	70,751	1,307,478
OFG Bancorp	57,467	1,433,227
Old National Bancorp	361,733	5,216,190
Old Second Bancorp, Inc.	51,905	729,784
Origin Bancorp, Inc.	27,703	890,651
Orrstown Financial Services, Inc.	14,497	287,910
Pacific Premier Bancorp, Inc.	115,640	2,777,673
Park National Corp.	17,698	2,098,452
Parke Bancorp, Inc.(x)	13,624	242,235
Pathward Financial, Inc.	33,583	1,393,359
PCB Bancorp	15,686	227,290
Peapack-Gladstone Financial Corp.	21,103	625,071
Peoples Bancorp, Inc.	32,752	843,364
Peoples Financial Services Corp.	8,977	389,153
Pioneer Bancorp, Inc.*	14,314	141,136
Preferred Bank	13,351	731,768
Premier Financial Corp.	45,453	942,241
Primis Financial Corp.	30,488	293,599
Provident Bancorp, Inc.	20,588	140,822
Provident Financial Services, Inc.	90,180	1,729,652
QCR Holdings, Inc.	20,529	901,428
RBB Bancorp	18,763	290,827
Red River Bancshares, Inc.	6,076	292,316
Renasant Corp.	61,331	1,875,502
Republic Bancorp, Inc., Class A	11,164	473,689
Republic First Bancorp, Inc.(x)*	72,334	98,374
S&T Bancorp, Inc.	47,713	1,500,574
Sandy Spring Bancorp, Inc.	53,548	1,391,177
Seacoast Banking Corp. of Florida	88,459	2,096,478
ServisFirst Bancshares, Inc.	61,878	3,380,395
Shore Bancshares, Inc.	23,985	342,506
Sierra Bancorp	18,826	324,184
Simmons First National Corp., Class A	149,987	2,623,273
SmartFinancial, Inc.	18,291	423,254
South Plains Financial, Inc.	11,235	240,541
Southern First Bancshares, Inc.*	9,723	298,496
Southern Missouri Bancorp, Inc.	10,089	377,429
Southside Bancshares, Inc.	37,040	1,229,728
SouthState Corp.	90,774	6,468,555
Stellar Bancorp, Inc.	55,954	1,377,028
Sterling Bancorp, Inc.*	23,512	133,078
Stock Yards Bancorp, Inc.	35,568	1,961,220
Summit Financial Group, Inc.	14,280	296,310
Texas Capital Bancshares, Inc.*	59,632	2,919,583
Third Coast Bancshares, Inc.*	18,188	285,733
Tompkins Financial Corp.	17,809	1,179,134
Towne Bank	84,602	2,254,643
TriCo Bancshares	38,473	1,600,092
Triumph Financial, Inc.*	28,761	1,669,864
TrustCo Bank Corp.	24,061	768,508
Trustmark Corp.	75,554	1,866,184
UMB Financial Corp.	54,306	3,134,542
United Bankshares, Inc.	161,043	5,668,714
United Community Banks, Inc.	131,121	3,687,123
Unity Bancorp, Inc.	9,490	216,467
Univest Financial Corp.	35,970	853,928
USCB Financial Holdings, Inc.(x)*	13,831	136,789
Valley National Bancorp	518,121	4,787,438
Veritex Holdings, Inc.	63,262	1,155,164
Washington Federal, Inc.	79,979	2,408,967
Washington Trust Bancorp, Inc.	21,930	760,094
WesBanco, Inc.	70,666	2,169,446
West Bancorp, Inc.	20,785	379,742
Westamerica Bancorp	32,054	1,419,992
WSFS Financial Corp.	73,184	2,752,450

		241,312,459

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	75,254	2,406,623
AssetMark Financial Holdings, Inc.*	26,574	835,752
Associated Capital Group, Inc., Class A	2,176	80,403
Avantax, Inc.*	57,437	1,511,742
B Riley Financial, Inc.(x)	25,072	711,794
Bakkt Holdings, Inc.(x)*	85,349	146,800
BGC Partners, Inc., Class A	387,390	2,026,050
Brightsphere Investment Group, Inc.	38,337	903,987
Cohen & Steers, Inc.	31,497	2,014,548
Diamond Hill Investment Group, Inc.	3,542	582,942
Donnelley Financial Solutions, Inc.*	31,090	1,270,337
Federated Hermes, Inc., Class B	105,291	4,226,381
Focus Financial Partners, Inc., Class A*	71,549	3,711,247
GCM Grosvenor, Inc., Class A	52,748	411,962
Hamilton Lane, Inc., Class A	44,327	3,279,312
Houlihan Lokey, Inc.	62,890	5,502,246
MarketWise, Inc.(x)*	22,063	40,817
Moelis & Co., Class A	79,593	3,059,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Open Lending Corp., Class A*	125,795	$885,597
Oppenheimer Holdings, Inc., Class A	10,476	410,135
Perella Weinberg Partners	45,543	414,441
Piper Sandler Cos.	21,527	2,983,858
PJT Partners, Inc., Class A	29,134	2,103,183
Sculptor Capital Management, Inc.	32,923	283,467
Silvercrest Asset Management Group, Inc., Class A	13,367	243,012
Star Holdings*	13,663	237,598
StepStone Group, Inc., Class A	68,366	1,659,243
StoneX Group, Inc.*	22,228	2,301,265
Value Line, Inc.	1,697	82,016
Victory Capital Holdings, Inc., Class A	19,931	583,380
Virtus Investment Partners, Inc.	8,485	1,615,459
WisdomTree, Inc.	163,663	959,065

		47,484,217

Consumer Finance (0.6%)
Atlanticus Holdings Corp.(x)*	6,639	180,116
Bread Financial Holdings, Inc.	41,520	1,258,886
Consumer Portfolio Services, Inc.(x)*	11,897	127,179
Curo Group Holdings Corp.(x)	28,331	49,013
Encore Capital Group, Inc.(x)*	28,569	1,441,306
Enova International, Inc.*	38,181	1,696,382
EZCORP, Inc., Class A*	64,124	551,466
FirstCash Holdings, Inc.	46,455	4,430,413
Green Dot Corp., Class A*	57,997	996,389
LendingClub Corp.*	131,721	949,708
LendingTree, Inc.*	14,227	379,292
Moneylion, Inc.(x)*	159,882	90,781
Navient Corp.	125,339	2,004,171
Nelnet, Inc., Class A	18,137	1,666,609
NerdWallet, Inc., Class A(x)*	32,110	519,540
Oportun Financial Corp.*	37,574	145,036
OppFi, Inc.(x)*	17,445	35,762
PRA Group, Inc.*	47,420	1,847,483
PROG Holdings, Inc.*	60,556	1,440,627
Regional Management Corp.	10,278	268,153
Sunlight Financial Holdings, Inc.(x)*	42,226	13,187
World Acceptance Corp.*	4,895	407,705

		20,499,204

Financial Services (1.7%)
Alerus Financial Corp.	21,004	337,114
A-Mark Precious Metals, Inc.	23,846	826,264
AvidXchange Holdings, Inc.*	180,790	1,410,162
Banco Latinoamericano de Comercio Exterior SA, Class E	35,299	613,497
Cannae Holdings, Inc.*	85,630	1,728,013
Cantaloupe, Inc.*	70,514	401,930
Cass Information Systems, Inc.	17,251	747,141
Compass Diversified Holdings	76,369	1,457,121
Enact Holdings, Inc.(x)	35,995	822,846
Essent Group Ltd.	129,970	5,205,299
Evertec, Inc.	75,352	2,543,130
Federal Agricultural Mortgage Corp., Class C	11,305	1,505,713
Finance of America Cos., Inc., Class A(x)*	59,046	73,217
Flywire Corp.*	71,750	2,106,580
Home Point Capital, Inc.(x)	11,260	21,732
I3 Verticals, Inc., Class A*	29,880	732,956
International Money Express, Inc.*	38,635	996,010
Jackson Financial, Inc., Class A	92,265	3,451,634
Marqeta, Inc., Class A*	543,290	2,482,835
Merchants Bancorp	20,185	525,617
MoneyGram International, Inc.*	120,335	1,253,891
Mr Cooper Group, Inc.*	85,496	3,502,771
NMI Holdings, Inc., Class A*	102,737	2,294,117
Payoneer Global, Inc.*	265,148	1,665,129
Paysafe Ltd.*	34,755	600,219
PennyMac Financial Services, Inc.‡	33,023	1,968,501
Priority Technology Holdings, Inc.(x)*	26,978	96,851
Radian Group, Inc.	194,212	4,292,085
Remitly Global, Inc.*	120,705	2,045,950
Repay Holdings Corp.*	112,420	738,599
StoneCo Ltd., Class A*	347,230	3,312,574
SWK Holdings Corp.(x)*	4,613	82,388
Velocity Financial, Inc.*	12,412	112,080
Walker & Dunlop, Inc.	38,266	2,914,721
Waterstone Financial, Inc.	24,742	374,347

		53,243,034

Insurance (2.0%)
Ambac Financial Group, Inc.*	50,387	779,991
American Equity Investment Life Holding Co.	87,325	3,186,489
AMERISAFE, Inc.	24,520	1,200,254
Argo Group International Holdings Ltd.	39,184	1,147,699
Bright Health Group, Inc.(x)*	253,992	55,955
BRP Group, Inc., Class A*	76,731	1,953,571
CNO Financial Group, Inc.	141,653	3,143,280
Crawford & Co., Class A	21,826	182,465
Donegal Group, Inc., Class A	21,080	322,102
eHealth, Inc.*	33,108	309,891
Employers Holdings, Inc.	32,527	1,356,051
Enstar Group Ltd.*	13,860	3,212,609
Genworth Financial, Inc., Class A*	610,406	3,064,238
Goosehead Insurance, Inc., Class A*	24,443	1,275,925
Greenlight Capital Re Ltd., Class A*	35,234	330,847
HCI Group, Inc.(x)	8,281	443,862
Hippo Holdings, Inc.(x)*	16,590	269,256
Horace Mann Educators Corp.	52,198	1,747,589
Investors Title Co.	1,741	262,891
James River Group Holdings Ltd.	45,344	936,354
Kinsale Capital Group, Inc.	26,266	7,883,740
Lemonade, Inc.(x)*	55,092	785,612
MBIA, Inc.*	56,926	527,135
Mercury General Corp.	31,856	1,011,110
National Western Life Group, Inc., Class A	2,912	706,509
NI Holdings, Inc.*	11,494	149,422
Oscar Health, Inc., Class A*	151,580	991,333
Palomar Holdings, Inc.*	29,946	1,653,019
ProAssurance Corp.	69,181	1,278,465
RLI Corp.	48,160	6,400,946
Root, Inc., Class A(x)*	9,749	43,967
Safety Insurance Group, Inc.	17,220	1,283,234
Selective Insurance Group, Inc.	73,606	7,016,860
Selectquote, Inc.*	181,470	393,790
SiriusPoint Ltd.*	117,478	955,096
Skyward Specialty Insurance Group, Inc.(x)*	12,801	279,958
Stewart Information Services Corp.	33,744	1,361,570
Tiptree, Inc.	32,864	478,829
Trean Insurance Group, Inc.*	25,536	156,280
Trupanion, Inc.(x)*	48,217	2,068,027
United Fire Group, Inc.	25,744	683,503
Universal Insurance Holdings, Inc.	27,620	503,236

		61,792,960

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)	15,710	191,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Angel Oak Mortgage REIT, Inc. (REIT)(x)	16,079	$117,377
Apollo Commercial Real Estate Finance, Inc. (REIT)	173,536	1,615,620
Arbor Realty Trust, Inc. (REIT)(x)	203,356	2,336,560
Ares Commercial Real Estate Corp. (REIT)(x)	60,304	548,163
ARMOUR Residential REIT, Inc. (REIT)(x)	200,024	1,050,126
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	213,525	3,811,421
BrightSpire Capital, Inc. (REIT)	120,238	709,404
Broadmark Realty Capital, Inc. (REIT)	160,581	754,731
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	107,648
Chimera Investment Corp. (REIT)(x)	286,796	1,617,529
Claros Mortgage Trust, Inc. (REIT)(x)	113,450	1,321,692
Dynex Capital, Inc. (REIT)	57,542	697,409
Ellington Financial, Inc. (REIT)(x)	72,941	890,610
Franklin BSP Realty Trust, Inc. (REIT)(x)	102,326	1,220,749
Granite Point Mortgage Trust, Inc. (REIT)	66,624	330,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	107,425	3,072,355
Invesco Mortgage Capital, Inc. (REIT)(x)	41,761	463,129
KKR Real Estate Finance Trust, Inc. (REIT)	69,751	794,464
Ladder Capital Corp. (REIT)	137,771	1,301,936
MFA Financial, Inc. (REIT)	126,591	1,255,783
New York Mortgage Trust, Inc. (REIT)(x)	113,655	1,132,004
Nexpoint Real Estate Finance, Inc. (REIT)	10,569	165,616
Orchid Island Capital, Inc. (REIT)(x)	47,209	506,553
PennyMac Mortgage Investment Trust (REIT)(x)‡	93,038	1,147,159
Ready Capital Corp. (REIT)(x)	88,264	897,645
Redwood Trust, Inc. (REIT)	109,078	735,186
TPG RE Finance Trust, Inc. (REIT)	88,455	642,183
Two Harbors Investment Corp. (REIT)	119,543	1,758,477

		31,193,018

Total Financials		455,524,892

Health Care (14.5%)
Biotechnology (6.0%)
2seventy bio, Inc.*	47,968	489,274
4D Molecular Therapeutics, Inc.*	37,442	643,628
Aadi Bioscience, Inc.(x)*	17,549	127,055
Absci Corp.(x)*	73,933	129,383
ACADIA Pharmaceuticals, Inc.*	148,261	2,790,272
Acrivon Therapeutics, Inc.*	10,673	135,440
Adicet Bio, Inc.*	31,902	183,755
ADMA Biologics, Inc.*	238,452	789,276
Aerovate Therapeutics, Inc.(x)*	11,795	237,905
Affimed NV(x)*	191,691	142,925
Agenus, Inc.*	384,498	584,437
Agios Pharmaceuticals, Inc.*	67,300	1,545,881
Akero Therapeutics, Inc.*	44,003	1,683,555
Alector, Inc.*	79,789	493,894
Alkermes plc*	201,076	5,668,332
Allogene Therapeutics, Inc.(x)*	102,250	505,115
Allovir, Inc.(x)*	37,671	148,424
Alpine Immune Sciences, Inc.*	23,561	181,891
ALX Oncology Holdings, Inc.*	27,522	124,399
Amicus Therapeutics, Inc.*	340,089	3,771,587
AnaptysBio, Inc.*	25,999	565,738
Anavex Life Sciences Corp.(x)*	89,859	770,092
Anika Therapeutics, Inc.*	17,976	516,271
Apellis Pharmaceuticals, Inc.*	113,801	7,506,314
Arbutus Biopharma Corp.*	145,568	441,071
Arcellx, Inc.(x)*	37,327	1,150,045
Arcturus Therapeutics Holdings, Inc.*	27,074	648,964
Arcus Biosciences, Inc.*	65,896	1,201,943
Arcutis Biotherapeutics, Inc.*	52,388	576,268
Arrowhead Pharmaceuticals, Inc.*	126,935	3,224,149
Atara Biotherapeutics, Inc.*	123,729	358,814
Aura Biosciences, Inc.(x)*	23,511	218,182
Aurinia Pharmaceuticals, Inc.(x)*	165,425	1,813,058
Avid Bioservices, Inc.*	78,364	1,470,109
Avidity Biosciences, Inc.*	80,500	1,235,675
Beam Therapeutics, Inc.(x)*	79,273	2,427,339
BioCryst Pharmaceuticals, Inc.*	230,653	1,923,646
Biohaven Ltd.*	79,818	1,090,314
Bioxcel Therapeutics, Inc.(x)*	23,584	440,077
Bluebird Bio, Inc.*	104,800	333,264
Blueprint Medicines Corp.*	74,571	3,354,949
Bridgebio Pharma, Inc.*	134,222	2,225,401
C4 Therapeutics, Inc.*	53,968	169,460
CareDx, Inc.*	65,328	597,098
Caribou Biosciences, Inc.*	71,962	382,118
Catalyst Pharmaceuticals, Inc.*	122,933	2,038,229
Celldex Therapeutics, Inc.*	56,513	2,033,338
Celularity, Inc., Class A(x)*	20,196	12,515
Century Therapeutics, Inc.(x)*	25,837	89,654
Cerevel Therapeutics Holdings, Inc.(x)*	72,310	1,763,641
Chimerix, Inc.*	123,706	155,870
Chinook Therapeutics, Inc.*	63,988	1,481,322
Cogent Biosciences, Inc.*	77,935	840,919
Coherus Biosciences, Inc.*	87,011	595,155
Crinetics Pharmaceuticals, Inc.*	64,552	1,036,705
CTI BioPharma Corp.(x)*	127,531	535,630
Cullinan Oncology, Inc.*	32,289	330,316
Cytokinetics, Inc.(x)*	101,249	3,562,952
Day One Biopharmaceuticals, Inc.(x)*	34,107	456,011
Deciphera Pharmaceuticals, Inc.*	57,799	892,995
Denali Therapeutics, Inc.*	134,217	3,092,360
Design Therapeutics, Inc.(x)*	39,341	226,998
Dynavax Technologies Corp.*	151,840	1,489,550
Dyne Therapeutics, Inc.*	40,643	468,207
Eagle Pharmaceuticals, Inc.*	13,307	377,520
Editas Medicine, Inc.*	84,125	609,906
Eiger BioPharmaceuticals, Inc.*	56,473	50,651
Emergent BioSolutions, Inc.*	64,609	669,349
Enanta Pharmaceuticals, Inc.*	24,720	999,677
Enochian Biosciences, Inc.(x)*	25,611	23,437
EQRx, Inc.(x)*	242,923	471,271
Erasca, Inc.(x)*	84,996	255,838
Fate Therapeutics, Inc.*	106,651	607,911
FibroGen, Inc.*	107,849	2,012,462
Foghorn Therapeutics, Inc.(x)*	28,310	175,522
Gelesis Holdings, Inc.(x)*	12,779	2,079
Generation Bio Co.(x)*	66,114	284,290
Geron Corp.*	527,829	1,145,389
Gossamer Bio, Inc.(x)*	83,357	105,030
GreenLight Biosciences Holdings PBC(x)*	96,329	41,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Halozyme Therapeutics, Inc.*	163,298	$6,236,351
Heron Therapeutics, Inc.(x)*	132,039	199,379
HilleVax, Inc.(x)*	15,973	264,034
Humacyte, Inc.(x)*	74,197	229,269
Icosavax, Inc.(x)*	32,152	186,482
Ideaya Biosciences, Inc.*	55,906	767,589
IGM Biosciences, Inc.(x)*	14,714	202,170
ImmunityBio, Inc.(x)*	90,563	164,825
ImmunoGen, Inc.*	259,388	996,050
Immunovant, Inc.*	56,108	870,235
Inhibrx, Inc.*	41,121	775,953
Inovio Pharmaceuticals, Inc.(x)*	302,929	248,402
Insmed, Inc.*	166,701	2,842,252
Instil Bio, Inc.*	89,280	58,996
Intellia Therapeutics, Inc.*	100,049	3,728,826
Intercept Pharmaceuticals, Inc.*	30,158	405,022
Invivyd, Inc.(x)*	65,862	79,034
Iovance Biotherapeutics, Inc.*	193,454	1,182,004
Ironwood Pharmaceuticals, Inc.*	168,555	1,773,199
iTeos Therapeutics, Inc.*	30,188	410,859
IVERIC bio, Inc.*	169,846	4,132,353
Janux Therapeutics, Inc.*	23,604	285,608
Jounce Therapeutics, Inc.(x)*	47,712	88,267
KalVista Pharmaceuticals, Inc.*	35,092	275,823
Karuna Therapeutics, Inc.*	39,347	7,146,989
Karyopharm Therapeutics, Inc.*	97,753	380,259
Keros Therapeutics, Inc.*	22,648	967,070
Kezar Life Sciences, Inc.*	70,444	220,490
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	445,399
Kinnate Biopharma, Inc.(x)*	39,389	246,181
Kodiak Sciences, Inc.*	45,217	280,345
Kronos Bio, Inc.(x)*	52,041	75,980
Krystal Biotech, Inc.*	26,308	2,106,218
Kura Oncology, Inc.*	81,406	995,595
Kymera Therapeutics, Inc.*	46,628	1,381,588
Lexicon Pharmaceuticals, Inc.*	98,251	238,750
Lyell Immunopharma, Inc.(x)*	221,994	523,906
MacroGenics, Inc.*	80,494	577,142
Madrigal Pharmaceuticals, Inc.(x)*	15,185	3,678,718
MannKind Corp.*	319,335	1,309,273
MeiraGTx Holdings plc*	38,771	200,446
Mersana Therapeutics, Inc.*	118,128	485,506
MiMedx Group, Inc.*	145,090	494,757
Mineralys Therapeutics, Inc.(x)*	14,921	233,663
Mirum Pharmaceuticals, Inc.*	22,630	543,573
Monte Rosa Therapeutics, Inc.(x)*	38,417	299,268
Morphic Holding, Inc.*	31,734	1,194,468
Myriad Genetics, Inc.*	100,380	2,331,827
Nkarta, Inc.(x)*	41,956	148,944
Nurix Therapeutics, Inc.*	57,219	508,105
Nuvalent, Inc., Class A(x)*	25,407	662,869
Ocugen, Inc.*	288,526	246,142
Organogenesis Holdings, Inc.*	92,358	196,723
Outlook Therapeutics, Inc.(x)*	151,981	165,659
Pardes Biosciences, Inc.*	33,053	43,630
PepGen, Inc.*	12,443	152,178
PMV Pharmaceuticals, Inc.*	40,075	191,158
Point Biopharma Global, Inc.(x)*	95,015	690,759
Praxis Precision Medicines, Inc.(x)*	45,485	36,797
Precigen, Inc.(x)*	137,273	145,509
Prime Medicine, Inc.(x)*	13,101	161,142
Prometheus Biosciences, Inc.*	42,907	4,604,779
Protagonist Therapeutics, Inc.*	57,376	1,319,648
Prothena Corp. plc*	46,281	2,243,240
PTC Therapeutics, Inc.*	87,694	4,247,897
Rallybio Corp.(x)*	20,467	116,867
RAPT Therapeutics, Inc.(x)*	36,776	674,840
Recursion Pharmaceuticals, Inc., Class A*	175,337	1,169,498
REGENXBIO, Inc.*	51,530	974,432
Relay Therapeutics, Inc.*	107,437	1,769,487
Replimune Group, Inc.*	51,266	905,358
REVOLUTION Medicines, Inc.*	107,246	2,322,948
Rigel Pharmaceuticals, Inc.*	212,809	280,908
Rocket Pharmaceuticals, Inc.*	67,824	1,161,825
Sage Therapeutics, Inc.*	64,239	2,695,468
Sana Biotechnology, Inc.(x)*	114,203	373,444
Sangamo Therapeutics, Inc.*	167,455	294,721
Seres Therapeutics, Inc.*	81,221	460,523
SpringWorks Therapeutics, Inc.(x)*	44,544	1,146,563
Stoke Therapeutics, Inc.*	30,255	252,024
Sutro Biopharma, Inc.*	58,128	268,551
Syndax Pharmaceuticals, Inc.*	74,196	1,567,020
Talaris Therapeutics, Inc.*	28,574	53,719
Tango Therapeutics, Inc.(x)*	59,834	236,344
Tenaya Therapeutics, Inc.(x)*	38,019	108,354
TG Therapeutics, Inc.(x)*	164,261	2,470,485
Travere Therapeutics, Inc.*	75,881	1,706,564
Twist Bioscience Corp.*	69,951	1,054,861
Tyra Biosciences, Inc.(x)*	16,300	261,941
Vanda Pharmaceuticals, Inc.*	64,110	435,307
Vaxart, Inc.(x)*	162,755	123,157
Vaxcyte, Inc.*	88,439	3,314,694
VBI Vaccines, Inc.(x)*	269,493	81,656
Vera Therapeutics, Inc.(x)*	18,196	141,201
Veracyte, Inc.*	88,365	1,970,539
Vericel Corp.(x)*	58,194	1,706,248
Verve Therapeutics, Inc.(x)*	57,628	830,996
Vir Biotechnology, Inc.*	89,726	2,087,924
Viridian Therapeutics, Inc.(x)*	47,737	1,214,429
VistaGen Therapeutics, Inc.(x)*	276,890	34,528
Xencor, Inc.*	70,793	1,974,417
Y-mAbs Therapeutics, Inc.*	50,074	250,871
Zentalis Pharmaceuticals, Inc.*	58,429	1,004,979

		189,974,402

Health Care Equipment & Supplies (3.5%)
Alphatec Holdings, Inc.*	89,384	1,394,390
AngioDynamics, Inc.*	45,894	474,544
Artivion, Inc.*	49,967	654,568
AtriCure, Inc.*	56,280	2,332,806
Atrion Corp.	1,675	1,051,749
Avanos Medical, Inc.*	56,455	1,678,972
Axogen, Inc.*	51,831	489,803
Axonics, Inc.*	60,450	3,298,152
Bioventus, Inc., Class A(x)*	40,545	43,383
Butterfly Network, Inc.(x)*	170,534	320,604
Cardiovascular Systems, Inc.*	52,112	1,034,944
Cerus Corp.*	221,419	657,614
CONMED Corp.	35,901	3,728,678
Cue Health, Inc.(x)*	139,698	254,250
Cutera, Inc.*	21,291	502,893
Embecta Corp.	71,050	1,997,926
Figs, Inc., Class A*	163,640	1,012,932
Glaukos Corp.*	56,957	2,853,546
Haemonetics Corp.*	61,819	5,115,522
Heska Corp.*	12,384	1,208,926
Inari Medical, Inc.*	59,499	3,673,468
Inogen, Inc.*	29,495	368,098
Inspire Medical Systems, Inc.*	35,268	8,255,181
Integer Holdings Corp.*	41,298	3,200,595
iRadimed Corp.	9,057	356,393
iRhythm Technologies, Inc.*	37,397	4,638,350
Lantheus Holdings, Inc.*	84,270	6,957,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LeMaitre Vascular, Inc.	24,097	$1,240,273
LivaNova plc*	66,209	2,885,388
Merit Medical Systems, Inc.*	68,934	5,097,669
Mesa Laboratories, Inc.	6,160	1,076,337
Nano-X Imaging Ltd.(x)*	58,796	339,253
Neogen Corp.*	267,577	4,955,526
Nevro Corp.*	42,602	1,540,062
NuVasive, Inc.*	65,638	2,711,506
Omnicell, Inc.*	54,743	3,211,772
OraSure Technologies, Inc.*	91,654	554,507
Orthofix Medical, Inc.*	44,524	745,777
OrthoPediatrics Corp.*	19,494	863,389
Outset Medical, Inc.*	61,507	1,131,729
Owlet, Inc.(x)*	21,348	6,925
Paragon 28, Inc.*	59,160	1,009,861
PROCEPT BioRobotics Corp.(x)*	32,848	932,883
Pulmonx Corp.*	44,791	500,763
RxSight, Inc.(x)*	27,756	462,970
Senseonics Holdings, Inc.(x)*	587,749	417,302
Shockwave Medical, Inc.*	43,299	9,388,522
SI-BONE, Inc.*	43,859	862,707
Sight Sciences, Inc.*	29,698	259,561
Silk Road Medical, Inc.*	47,362	1,853,275
STAAR Surgical Co.*	56,842	3,635,046
Surmodics, Inc.*	17,986	409,721
Tactile Systems Technology, Inc.*	25,497	418,661
Tenon Medical, Inc.(x)*	4,182	7,402
TransMedics Group, Inc.*	37,413	2,833,287
Treace Medical Concepts, Inc.*	42,790	1,077,880
UFP Technologies, Inc.*	7,992	1,037,681
Utah Medical Products, Inc.	4,592	435,184
Varex Imaging Corp.*	49,561	901,515
Vicarious Surgical, Inc.(x)*	65,669	149,069
ViewRay, Inc.*	182,577	631,716
Zimvie, Inc.*	29,357	212,251
Zynex, Inc.(x)*	28,364	340,368

		111,693,356

Health Care Providers & Services (2.3%)
23andMe Holding Co.(x)*	306,016	697,717
Accolade, Inc.*	78,718	1,131,965
AdaptHealth Corp.*	89,679	1,114,710
Addus HomeCare Corp.*	19,017	2,030,255
Agiliti, Inc.(x)*	31,161	497,953
AirSculpt Technologies, Inc.(x)	18,447	92,973
Alignment Healthcare, Inc.*	124,155	789,626
AMN Healthcare Services, Inc.*	53,374	4,427,907
Apollo Medical Holdings, Inc.(x)*	48,007	1,750,815
ATI Physical Therapy, Inc.(x)*	83,784	21,298
Aveanna Healthcare Holdings, Inc.(x)*	55,852	58,086
Brookdale Senior Living, Inc.*	228,330	673,574
Cano Health, Inc.(x)*	192,474	175,151
CareMax, Inc.(x)*	76,514	204,292
Castle Biosciences, Inc.*	27,296	620,165
Clover Health Investments Corp.(x)*	517,150	437,043
Community Health Systems, Inc.*	154,223	755,693
CorVel Corp.*	10,774	2,050,077
Cross Country Healthcare, Inc.*	44,375	990,450
DocGo, Inc.*	103,316	893,683
Ensign Group, Inc. (The)	66,438	6,347,487
Fulgent Genetics, Inc.(x)*	25,805	805,632
GeneDx Holdings Corp.(x)*	199,544	72,834
HealthEquity, Inc.*	102,374	6,010,378
Hims & Hers Health, Inc.*	155,720	1,544,742
Innovage Holding Corp.(x)*	26,530	211,709
Invitae Corp.(x)*	310,300	418,905
Joint Corp. (The)*	17,642	296,915
LifeStance Health Group, Inc.(x)*	89,104	662,043
ModivCare, Inc.*	16,230	1,364,618
National HealthCare Corp.	15,240	884,987
National Research Corp.	17,353	755,029
NeoGenomics, Inc.*	151,648	2,640,192
Oncology Institute, Inc. (The)(x)*	22,642	15,349
OPKO Health, Inc.(x)*	497,877	726,900
Option Care Health, Inc.*	206,132	6,548,814
Owens & Minor, Inc.*	91,419	1,330,146
P3 Health Partners, Inc.(x)*	36,194	38,366
Patterson Cos., Inc.	109,298	2,925,907
Pediatrix Medical Group, Inc.*	102,404	1,526,844
Pennant Group, Inc. (The)*	34,087	486,762
PetIQ, Inc.*	35,786	409,392
Privia Health Group, Inc.*	63,643	1,757,183
Progyny, Inc.*	93,708	3,009,901
R1 RCM, Inc.*	185,329	2,779,935
RadNet, Inc.*	60,314	1,509,659
Select Medical Holdings Corp.	129,596	3,350,057
Surgery Partners, Inc.*	63,437	2,186,673
US Physical Therapy, Inc.	15,851	1,551,971

		71,582,763

Health Care Technology (0.5%)
American Well Corp., Class A*	294,318	694,590
Babylon Holdings Ltd., Class A(x)*	5,139	26,158
Computer Programs and Systems, Inc.*	17,290	522,158
Evolent Health, Inc., Class A*	101,423	3,291,176
Health Catalyst, Inc.*	69,238	808,007
HealthStream, Inc.*	31,012	840,425
Multiplan Corp.(x)*	435,396	461,520
NextGen Healthcare, Inc.*	70,084	1,220,162
Nutex Health, Inc.(x)*	316,321	319,484
OptimizeRx Corp.*	22,839	334,135
Pear Therapeutics, Inc.(x)*	86,497	22,057
Phreesia, Inc.*	61,251	1,977,795
Schrodinger, Inc.*	66,554	1,752,367
Sharecare, Inc.(x)*	376,280	534,318
Simulations Plus, Inc.	18,921	831,389
Veradigm, Inc.*	132,879	1,734,071

		15,369,812

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc.(x)*	258,422	1,948,502
Adaptive Biotechnologies Corp.*	137,487	1,214,010
Akoya Biosciences, Inc.*	21,257	173,882
Alpha Teknova, Inc.*	8,508	25,184
BioLife Solutions, Inc.*	43,246	940,600
Bionano Genomics, Inc.(x)*	374,546	415,746
Codexis, Inc.*	80,701	334,102
CryoPort, Inc.(x)*	56,118	1,346,832
Cytek Biosciences, Inc.*	146,504	1,346,372
Inotiv, Inc.(x)*	27,499	119,071
MaxCyte, Inc.(x)*	111,634	552,588
Medpace Holdings, Inc.*	31,300	5,885,965
NanoString Technologies, Inc.*	59,591	589,951
Nautilus Biotechnology, Inc.(x)*	56,589	156,752
OmniAb, Inc.(r)(x)*	7,357	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	95,075	349,876
Pacific Biosciences of California, Inc.*	305,447	3,537,076
PhenomeX, Inc.*	48,074	55,766
Quanterix Corp.*	36,653	413,079
Quantum-Si, Inc.(x)*	114,173	200,944
Science 37 Holdings, Inc.(x)*	77,735	21,890
Seer, Inc.*	56,867	219,507
Singular Genomics Systems, Inc.(x)*	76,759	92,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SomaLogic, Inc.*	169,743	$432,845

		20,373,418

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	80,812	653,769
Amneal Pharmaceuticals, Inc.*	147,014	204,350
Amphastar Pharmaceuticals, Inc.*	46,091	1,728,413
Amylyx Pharmaceuticals, Inc.(x)*	63,651	1,867,520
AN2 Therapeutics, Inc.(x)*	6,010	59,319
ANI Pharmaceuticals, Inc.*	15,717	624,279
Arvinas, Inc.*	60,301	1,647,423
Atea Pharmaceuticals, Inc.*	97,896	327,952
Athira Pharma, Inc.*	46,677	116,693
Axsome Therapeutics, Inc.(x)*	39,519	2,437,532
Cara Therapeutics, Inc.*	60,255	295,852
Cassava Sciences, Inc.(x)*	48,937	1,180,360
Collegium Pharmaceutical, Inc.*	41,426	993,810
Corcept Therapeutics, Inc.(x)*	105,899	2,293,772
DICE Therapeutics, Inc.(x)*	44,673	1,279,881
Edgewise Therapeutics, Inc.(x)*	39,896	266,106
Esperion Therapeutics, Inc.*	86,474	137,494
Evolus, Inc.*	46,685	394,955
EyePoint Pharmaceuticals, Inc.(x)*	38,512	113,225
Fulcrum Therapeutics, Inc.*	47,245	134,648
Harmony Biosciences Holdings, Inc.(x)*	32,335	1,055,738
Innoviva, Inc.*	81,185	913,331
Intra-Cellular Therapies, Inc.*	112,980	6,117,867
Ligand Pharmaceuticals, Inc.*	19,403	1,427,285
Liquidia Corp.(x)*	58,586	404,829
Nektar Therapeutics*	232,829	163,656
NGM Biopharmaceuticals, Inc.*	52,865	215,689
Nuvation Bio, Inc.*	158,817	263,636
Ocular Therapeutix, Inc.*	101,935	537,197
Pacira BioSciences, Inc.*	55,404	2,261,037
Phathom Pharmaceuticals, Inc.(x)*	29,312	209,288
Phibro Animal Health Corp., Class A	25,151	385,313
Prestige Consumer Healthcare, Inc.*	61,792	3,870,033
Provention Bio, Inc.*	73,306	1,766,675
Reata Pharmaceuticals, Inc., Class A(x)*	34,096	3,100,008
Relmada Therapeutics, Inc.*	36,919	83,437
Revance Therapeutics, Inc.*	99,564	3,206,956
Scilex Holding Co.(r)(x)*	68,788	479,452
SIGA Technologies, Inc.	63,495	365,096
Supernus Pharmaceuticals, Inc.*	61,172	2,216,262
Tarsus Pharmaceuticals, Inc.*	22,902	287,878
Theravance Biopharma, Inc.(x)*	78,897	856,033
Theseus Pharmaceuticals, Inc.*	24,561	218,102
Third Harmonic Bio, Inc.(x)*	15,953	65,726
Ventyx Biosciences, Inc.(x)*	31,475	1,054,413
Xeris Biopharma Holdings, Inc.(x)*	164,558	268,230

		48,550,520

Total Health Care		457,544,271

Industrials (15.3%)
Aerospace & Defense (1.0%)
AAR Corp.*	40,828	2,227,167
Aerojet Rocketdyne Holdings, Inc.*	97,892	5,498,594
AeroVironment, Inc.*	30,421	2,788,389
AerSale Corp.*	26,270	452,369
Archer Aviation, Inc., Class A(x)*	158,488	453,276
Astra Space, Inc.(x)*	183,542	78,005
Astronics Corp.*	33,173	443,191
Cadre Holdings, Inc.(x)	23,467	505,479
Ducommun, Inc.*	13,197	722,008
Kaman Corp.	32,855	751,065
Kratos Defense & Security Solutions, Inc.*	152,413	2,054,527
Maxar Technologies, Inc.	88,892	4,538,826
Momentus, Inc.(x)*	64,911	37,973
Moog, Inc., Class A	35,731	3,599,898
National Presto Industries, Inc.	6,577	474,136
Park Aerospace Corp.	26,194	352,309
Parsons Corp.*	41,493	1,856,397
Redwire Corp.(x)*	24,827	75,226
Rocket Lab USA, Inc.(x)*	276,698	1,117,860
Terran Orbital Corp.(x)*	27,570	50,729
Triumph Group, Inc.*	82,191	952,594
V2X, Inc.*	15,226	604,777
Virgin Galactic Holdings, Inc.(x)*	305,921	1,238,980

		30,873,775

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	73,627	1,533,650
Forward Air Corp.	33,156	3,572,891
Hub Group, Inc., Class A*	37,527	3,150,016
Radiant Logistics, Inc.*	49,616	325,481

		8,582,038

Building Products (1.3%)
AAON, Inc.	54,092	5,230,156
American Woodmark Corp.*	20,375	1,060,926
Apogee Enterprises, Inc.	26,604	1,150,623
AZZ, Inc.	29,289	1,207,878
Caesarstone Ltd.(x)	30,869	127,489
CSW Industrials, Inc.	18,021	2,503,658
Gibraltar Industries, Inc.*	38,354	1,860,169
Griffon Corp.	53,770	1,721,178
Insteel Industries, Inc.	21,665	602,720
Janus International Group, Inc.*	104,798	1,033,308
JELD-WEN Holding, Inc.*	102,876	1,302,410
Masonite International Corp.*	27,838	2,526,855
PGT Innovations, Inc.*	70,654	1,774,122
Quanex Building Products Corp.	40,717	876,637
Resideo Technologies, Inc.*	178,364	3,260,494
Simpson Manufacturing Co., Inc.	52,776	5,786,361
UFP Industries, Inc.	73,752	5,861,071
View, Inc.(x)*	88,822	44,411
Zurn Elkay Water Solutions Corp.	155,445	3,320,305

		41,250,771

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	81,808	3,676,451
ACCO Brands Corp.	113,460	603,607
ACV Auctions, Inc., Class A*	140,835	1,818,180
Aris Water Solutions, Inc., Class A(x)	29,755	231,791
Brady Corp., Class A	55,694	2,992,439
BrightView Holdings, Inc.*	56,983	320,244
Brink’s Co. (The)	53,735	3,589,498
Casella Waste Systems, Inc., Class A*	61,580	5,090,203
Cimpress plc*	22,630	991,647
CompX International, Inc.	2,589	46,809
CoreCivic, Inc. (REIT)*	140,786	1,295,231
Deluxe Corp.	50,949	815,184
Ennis, Inc.	28,794	607,265
GEO Group, Inc. (The)(x)*	146,794	1,158,205
Harsco Corp.*	96,867	661,602
Healthcare Services Group, Inc.	95,108	1,319,148
Heritage-Crystal Clean, Inc.*	20,200	719,322
HNI Corp.	52,852	1,471,400
Interface, Inc.	70,825	575,099
KAR Auction Services, Inc.*	133,256	1,822,942
Kimball International, Inc., Class B	44,119	547,076
Li-Cycle Holdings Corp.(x)*	168,550	948,936
Liquidity Services, Inc.*	32,010	421,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A	38,338	$1,382,468
MillerKnoll, Inc.	93,338	1,908,762
Montrose Environmental Group, Inc.*	35,244	1,257,153
NL Industries, Inc.	13,377	81,065
Pitney Bowes, Inc.	191,189	743,725
Quad/Graphics, Inc.*	42,226	181,150
SP Plus Corp.*	25,402	871,035
Steelcase, Inc., Class A	107,338	903,786
UniFirst Corp.	18,740	3,302,550
Viad Corp.*	24,051	501,223
VSE Corp.	12,417	557,523

		43,414,291

Construction & Engineering (1.5%)
Ameresco, Inc., Class A(x)*	39,224	1,930,605
API Group Corp.*	255,184	5,736,536
Arcosa, Inc.	60,620	3,825,728
Argan, Inc.	15,796	639,264
Comfort Systems USA, Inc.	43,717	6,380,933
Concrete Pumping Holdings, Inc.*	33,685	229,058
Construction Partners, Inc., Class A*	49,192	1,325,232
Dycom Industries, Inc.*	35,616	3,335,438
EMCOR Group, Inc.	57,486	9,346,649
Fluor Corp.*	175,553	5,426,343
Granite Construction, Inc.	54,182	2,225,797
Great Lakes Dredge & Dock Corp.*	74,225	403,042
IES Holdings, Inc.*	11,154	480,626
MYR Group, Inc.*	20,219	2,547,796
Northwest Pipe Co.*	12,872	401,993
Primoris Services Corp.	65,421	1,613,282
Sterling Infrastructure, Inc.*	34,927	1,323,035
Tutor Perini Corp.*	46,280	285,548

		47,456,905

Electrical Equipment (1.4%)
Allied Motion Technologies, Inc.	17,473	675,332
Array Technologies, Inc.*	188,999	4,135,298
Atkore, Inc.*	48,603	6,827,749
Babcock & Wilcox Enterprises, Inc.*	74,934	454,100
Blink Charging Co.(x)*	45,948	397,450
Bloom Energy Corp., Class A*	221,860	4,421,670
Encore Wire Corp.	21,834	4,046,495
Energy Vault Holdings, Inc.(x)*	103,494	221,477
EnerSys	50,317	4,371,541
Enovix Corp.(x)*	134,162	2,000,355
ESS Tech, Inc.(x)*	101,851	141,573
Fluence Energy, Inc.(x)*	46,098	933,485
FTC Solar, Inc.(x)*	54,425	122,456
FuelCell Energy, Inc.(x)*	495,712	1,412,779
GrafTech International Ltd.	248,674	1,208,556
Heliogen, Inc.(x)*	120,807	29,018
NEXTracker, Inc., Class A(x)*	38,035	1,379,149
NuScale Power Corp.(x)*	41,675	378,826
Powell Industries, Inc.	11,270	479,989
Preformed Line Products Co.	3,208	410,752
Shoals Technologies Group, Inc., Class A*	200,715	4,574,295
Stem, Inc.(x)*	177,555	1,006,737
SunPower Corp.(x)*	100,504	1,390,975
Thermon Group Holdings, Inc.*	40,849	1,017,957
TPI Composites, Inc.*	39,541	516,010
Vicor Corp.*	26,458	1,241,939

		43,795,963

Ground Transportation (0.6%)
ArcBest Corp.	28,419	2,626,484
Bird Global, Inc., Class A(x)*	276,218	77,313
Covenant Logistics Group, Inc.	12,573	445,336
Daseke, Inc.*	53,839	416,175
Heartland Express, Inc.	53,885	857,849
Marten Transport Ltd.	74,222	1,554,951
PAM Transportation Services, Inc.*	9,222	264,026
Saia, Inc.*	32,347	8,800,972
TuSimple Holdings, Inc., Class A(x)*	179,533	263,914
Universal Logistics Holdings, Inc.	9,217	268,676
Werner Enterprises, Inc.	78,278	3,560,866

		19,136,562

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	32,034	634,914

Machinery (3.6%)
3D Systems Corp.*	156,265	1,675,161
Alamo Group, Inc.	12,409	2,285,241
Albany International Corp., Class A	38,458	3,436,607
Astec Industries, Inc.	29,297	1,208,501
Barnes Group, Inc.	60,544	2,438,712
Berkshire Grey, Inc.(x)*	83,493	115,220
Blue Bird Corp.*	21,187	432,850
Chart Industries, Inc.*	51,495	6,457,473
CIRCOR International, Inc.*	23,708	737,793
Columbus McKinnon Corp.	34,554	1,284,027
Desktop Metal, Inc., Class A(x)*	339,264	780,307
Douglas Dynamics, Inc.	26,568	847,254
Energy Recovery, Inc.*	67,873	1,564,473
Enerpac Tool Group Corp.	65,556	1,671,678
EnPro Industries, Inc.	25,672	2,667,064
ESCO Technologies, Inc.	32,072	3,061,272
Evoqua Water Technologies Corp.*	142,674	7,093,751
Fathom Digital Manufacturing C(x)*	13,088	7,108
Federal Signal Corp.	74,771	4,053,336
Franklin Electric Co., Inc.	56,858	5,350,338
Gorman-Rupp Co. (The)	28,054	701,350
Greenbrier Cos., Inc. (The)	40,856	1,314,338
Helios Technologies, Inc.	40,130	2,624,502
Hillenbrand, Inc.	85,447	4,061,296
Hillman Solutions Corp.*	172,694	1,454,084
Hydrofarm Holdings Group, Inc.(x)*	53,882	93,216
Hyliion Holdings Corp.*	178,886	354,194
Hyster-Yale Materials Handling, Inc.	13,365	666,780
Hyzon Motors, Inc.(x)*	111,011	90,485
John Bean Technologies Corp.	39,012	4,263,622
Kadant, Inc.	14,313	2,984,547
Kennametal, Inc.	100,361	2,767,956
Lightning eMotors, Inc.(x)*	48,072	13,773
Lindsay Corp.	13,596	2,054,764
Luxfer Holdings plc	33,460	565,474
Manitowoc Co., Inc. (The)*	42,800	731,452
Markforged Holding Corp.(x)*	135,560	129,975
Microvast Holdings, Inc.(x)*	217,909	270,207
Miller Industries, Inc.	14,740	521,059
Mueller Industries, Inc.	69,692	5,120,968
Mueller Water Products, Inc., Class A	192,220	2,679,547
Nikola Corp.(x)*	424,483	513,624
Omega Flex, Inc.	4,127	459,913
Proterra, Inc.(x)*	283,699	431,222
Proto Labs, Inc.*	33,483	1,109,961
RBC Bearings, Inc.*	34,647	8,063,396
REV Group, Inc.	43,295	519,107
Sarcos Technology & Robotics Corp.(x)*	112,346	53,331
Shyft Group, Inc. (The)	42,393	964,441
SPX Technologies, Inc.*	54,490	3,845,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Standex International Corp.	14,442	$1,768,279
Tennant Co.	22,853	1,566,116
Terex Corp.	82,243	3,978,916
Titan International, Inc.*	61,964	649,383
Trinity Industries, Inc.	102,364	2,493,587
Velo3D, Inc.(x)*	42,350	96,135
Wabash National Corp.	58,643	1,442,031
Watts Water Technologies, Inc., Class A	33,751	5,680,968
Xos, Inc.(x)*	64,088	33,646

		114,301,715

Marine Transportation (0.2%)
Costamare, Inc.	67,785	637,857
Eagle Bulk Shipping, Inc.(x)	17,220	783,510
Eneti, Inc.	26,291	245,821
Genco Shipping & Trading Ltd.	47,045	736,724
Golden Ocean Group Ltd.(x)	151,404	1,441,366
Matson, Inc.	46,082	2,749,713
Safe Bulkers, Inc.	88,310	325,864

		6,920,855

Passenger Airlines (0.3%)
Allegiant Travel Co.*	18,987	1,746,424
Blade Air Mobility, Inc.(x)*	69,831	236,029
Frontier Group Holdings, Inc.(x)*	47,871	471,051
Hawaiian Holdings, Inc.(x)*	62,449	572,033
Joby Aviation, Inc.(x)*	322,263	1,398,621
SkyWest, Inc.*	64,046	1,419,900
Spirit Airlines, Inc.	135,844	2,332,441
Sun Country Airlines Holdings, Inc.*	38,801	795,421
Wheels Up Experience, Inc.(x)*	204,226	129,234

		9,101,154

Professional Services (2.2%)
Alight, Inc., Class A*	474,796	4,372,871
ASGN, Inc.*	60,515	5,002,775
Atlas Technical Consultants, Inc.(x)*	19,486	237,534
Barrett Business Services, Inc.	8,942	792,619
CBIZ, Inc.*	58,319	2,886,207
Conduent, Inc.*	217,837	747,181
CRA International, Inc.	8,912	960,892
CSG Systems International, Inc.	39,115	2,100,475
ExlService Holdings, Inc.*	39,937	6,463,005
Exponent, Inc.	62,717	6,252,258
First Advantage Corp.*	75,337	1,051,705
Forrester Research, Inc.*	13,950	451,283
Franklin Covey Co.*	15,604	600,286
Heidrick & Struggles International, Inc.	25,476	773,451
HireRight Holdings Corp.*	27,206	288,656
Huron Consulting Group, Inc.*	24,314	1,954,116
IBEX Holdings Ltd.*	8,546	208,522
ICF International, Inc.	22,759	2,496,662
Insperity, Inc.	43,319	5,265,424
Kelly Services, Inc., Class A	43,303	718,397
Kforce, Inc.	24,769	1,566,392
Korn Ferry	62,734	3,245,857
Legalzoom.com, Inc.*	123,087	1,154,556
Maximus, Inc.	74,696	5,878,575
NV5 Global, Inc.*	16,679	1,734,116
Planet Labs PBC*	239,905	942,827
Red Violet, Inc.*	13,440	236,544
Resources Connection, Inc.	36,461	622,025
Skillsoft Corp.(x)*	115,706	231,412
Spire Global, Inc.(x)*	146,113	97,603
Sterling Check Corp.*	31,230	348,215
TriNet Group, Inc.*	46,756	3,769,001
TrueBlue, Inc.*	41,005	729,889
TTEC Holdings, Inc.	24,190	900,594
Upwork, Inc.*	153,841	1,741,480
Verra Mobility Corp.(x)*	172,901	2,925,485
Willdan Group, Inc.*	15,865	247,811

		69,996,701

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.	26,661	422,577
Applied Industrial Technologies, Inc.	47,212	6,710,242
Beacon Roofing Supply, Inc.*	64,352	3,787,115
BlueLinx Holdings, Inc.*	10,804	734,240
Boise Cascade Co.	49,264	3,115,948
Custom Truck One Source, Inc.(x)*	77,903	528,961
Distribution Solutions Group, Inc.*	6,065	275,715
DXP Enterprises, Inc.*	18,778	505,504
GATX Corp.	43,301	4,763,976
Global Industrial Co.	16,685	447,825
GMS, Inc.*	51,587	2,986,371
H&E Equipment Services, Inc.	38,768	1,714,709
Herc Holdings, Inc.	29,821	3,396,612
Hudson Technologies, Inc.*	55,342	483,136
Karat Packaging, Inc.	6,635	88,445
McGrath RentCorp	29,882	2,788,289
MRC Global, Inc.*	102,393	995,260
NOW, Inc.*	134,374	1,498,270
Rush Enterprises, Inc., Class A	51,347	2,803,546
Rush Enterprises, Inc., Class B	8,411	503,735
Textainer Group Holdings Ltd.	53,602	1,721,160
Titan Machinery, Inc.*	25,977	791,000
Transcat, Inc.*	9,136	816,667
Triton International Ltd.	71,887	4,544,696
Veritiv Corp.	16,118	2,178,187
Xometry, Inc., Class A(x)*	43,351	648,964

		49,251,150

Total Industrials		484,716,794

Information Technology (11.2%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	96,836	1,535,819
Aviat Networks, Inc.*	10,493	361,589
Calix, Inc.*	70,912	3,800,174
Cambium Networks Corp.*	14,165	251,004
Casa Systems, Inc.(x)*	52,655	66,872
Clearfield, Inc.*	14,833	690,921
CommScope Holding Co., Inc.*	253,330	1,613,712
Comtech Telecommunications Corp.	34,571	431,446
Digi International, Inc.*	43,847	1,476,767
DZS, Inc.*	17,982	141,878
Extreme Networks, Inc.*	145,835	2,788,365
Harmonic, Inc.*	111,557	1,627,617
Infinera Corp.(x)*	242,888	1,884,811
Inseego Corp.(x)*	120,649	70,266
NETGEAR, Inc.*	36,332	672,505
NetScout Systems, Inc.*	85,135	2,439,118
Ondas Holdings, Inc.(x)*	42,115	45,484
Ribbon Communications, Inc.*	97,891	334,787
Viavi Solutions, Inc.*	276,936	2,999,217

		23,232,352

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.(x)*	22,294	191,728
Advanced Energy Industries, Inc.	46,343	4,541,614
Aeva Technologies, Inc.(x)*	124,308	147,927
AEye, Inc.(x)*	55,037	17,326
Akoustis Technologies, Inc.(x)*	62,915	193,778
Arlo Technologies, Inc.*	113,212	686,065
Badger Meter, Inc.	36,090	4,396,484
Belden, Inc.	52,385	4,545,447
Benchmark Electronics, Inc.	44,814	1,061,644
Cepton, Inc.*	10,082	4,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CTS Corp.	38,557	$1,907,029
ePlus, Inc.*	32,205	1,579,333
Evolv Technologies Holdings, Inc.(x)*	107,851	336,495
Fabrinet*	45,546	5,409,043
FARO Technologies, Inc.*	24,385	600,115
Focus Universal, Inc.(x)*	34,068	85,170
Identiv, Inc.*	29,902	183,598
Insight Enterprises, Inc.*	38,731	5,536,984
Itron, Inc.*	55,644	3,085,460
Kimball Electronics, Inc.*	30,758	741,268
Knowles Corp.*	110,499	1,878,483
Lightwave Logic, Inc.(x)*	143,423	750,102
Methode Electronics, Inc.	44,530	1,953,977
MicroVision, Inc.(x)*	218,588	583,630
Mirion Technologies, Inc.*	172,921	1,476,745
Napco Security Technologies, Inc.*	37,695	1,416,578
nLight, Inc.*	56,762	577,837
Novanta, Inc.*	43,813	6,970,210
OSI Systems, Inc.*	20,090	2,056,412
Ouster, Inc.(x)*	371,915	311,181
PAR Technology Corp.(x)*	34,020	1,155,319
PC Connection, Inc.	13,094	588,706
Plexus Corp.*	34,404	3,356,798
Rogers Corp.*	22,248	3,635,991
Sanmina Corp.*	70,340	4,290,037
ScanSource, Inc.*	30,719	935,086
SmartRent, Inc.(x)*	129,267	329,631
TTM Technologies, Inc.*	124,986	1,686,061
Vishay Intertechnology, Inc.	160,182	3,623,317
Vishay Precision Group, Inc.*	15,320	639,763

		73,467,054

IT Services (0.4%)
BigCommerce Holdings, Inc.*	82,289	735,664
Brightcove, Inc.*	52,795	234,938
Cerberus Cyber Sentinel Corp.(x)*	60,109	20,317
Cyxtera Technologies, Inc.(x)*	56,188	17,160
DigitalOcean Holdings, Inc.(x)*	86,276	3,379,431
Edgio, Inc.(x)*	176,183	139,378
Fastly, Inc., Class A*	143,171	2,542,717
Grid Dynamics Holdings, Inc.*	67,699	775,831
Hackett Group, Inc. (The)	28,211	521,339
Information Services Group, Inc.	45,416	231,167
Perficient, Inc.*	42,141	3,042,159
PFSweb, Inc.	21,111	89,511
Rackspace Technology, Inc.(x)*	73,899	138,930
Squarespace, Inc., Class A*	37,556	1,193,154
Tucows, Inc., Class A(x)*	12,713	247,268
Unisys Corp.*	88,429	343,104

		13,652,068

Semiconductors & Semiconductor Equipment (2.7%)
ACM Research, Inc., Class A*	59,127	691,786
Alpha & Omega Semiconductor Ltd.*	25,604	690,028
Ambarella, Inc.*	45,135	3,494,352
Amkor Technology, Inc.	125,167	3,256,845
Atomera, Inc.(x)*	28,326	180,437
Axcelis Technologies, Inc.*	40,697	5,422,875
AXT, Inc.*	41,203	163,988
CEVA, Inc.*	28,178	857,456
Cohu, Inc.*	58,023	2,227,503
Credo Technology Group Holding Ltd.*	116,076	1,093,436
Diodes, Inc.*	54,904	5,092,895
FormFactor, Inc.*	96,087	3,060,371
Ichor Holdings Ltd.*	33,965	1,112,014
Impinj, Inc.*	26,138	3,542,222
indie Semiconductor, Inc., Class A(x)*	124,165	1,309,941
Kulicke & Soffa Industries, Inc.	68,726	3,621,173
MACOM Technology Solutions Holdings, Inc.*	66,897	4,738,983
MaxLinear, Inc.*	89,709	3,158,654
Onto Innovation, Inc.*	61,146	5,373,510
PDF Solutions, Inc.*	35,835	1,519,404
Photronics, Inc.*	76,903	1,275,052
Power Integrations, Inc.	69,948	5,920,399
Rambus, Inc.*	130,506	6,689,738
Rigetti Computing, Inc.*	39,193	28,352
Semtech Corp.*	78,061	1,884,393
Silicon Laboratories, Inc.*	39,040	6,835,514
SiTime Corp.*	19,987	2,842,751
SkyWater Technology, Inc.*	11,379	129,493
SMART Global Holdings, Inc.*	59,898	1,032,641
Synaptics, Inc.*	48,927	5,438,236
Transphorm, Inc.*	24,559	97,990
Ultra Clean Holdings, Inc.*	55,698	1,846,946
Veeco Instruments, Inc.*	62,571	1,322,125

		85,951,503

Software (4.6%)
8x8, Inc.*	138,918	579,288
A10 Networks, Inc.	78,736	1,219,621
ACI Worldwide, Inc.*	134,921	3,640,169
Adeia, Inc.	133,722	1,184,777
Agilysys, Inc.*	24,437	2,016,297
Alarm.com Holdings, Inc.*	59,916	3,012,576
Alkami Technology, Inc.*	46,019	582,601
Altair Engineering, Inc., Class A(x)*	62,303	4,492,669
American Software, Inc., Class A	38,767	488,852
Amplitude, Inc., Class A*	71,747	892,533
Appfolio, Inc., Class A*	23,687	2,948,558
Appian Corp., Class A*	49,374	2,191,218
Applied Digital Corp.(x)*	10,455	23,419
Arteris, Inc.*	25,604	108,305
Asana, Inc., Class A*	89,129	1,883,296
AvePoint, Inc.(x)*	165,256	680,855
Blackbaud, Inc.*	58,077	4,024,736
Blackline, Inc.*	68,122	4,574,392
Blend Labs, Inc., Class A(x)*	237,373	236,471
Box, Inc., Class A*	174,043	4,662,612
C3.ai, Inc., Class A(x)*	73,926	2,481,696
Cerence, Inc.*	47,499	1,334,247
Cipher Mining, Inc.(x)*	50,130	116,803
Cleanspark, Inc.(x)*	47,382	131,722
Clear Secure, Inc., Class A	79,834	2,089,256
CommVault Systems, Inc.*	55,756	3,163,595
Consensus Cloud Solutions, Inc.*	23,727	808,853
Couchbase, Inc.(x)*	35,719	502,209
CS Disco, Inc.*	29,143	193,509
Cvent Holding Corp.(x)*	61,731	516,071
Digimarc Corp.(x)*	17,542	344,700
Digital Turbine, Inc.*	120,484	1,489,182
Domo, Inc., Class B*	38,982	553,155
E2open Parent Holdings, Inc.*	255,630	1,487,767
Ebix, Inc.	32,504	428,728
eGain Corp.*	29,588	224,573
Enfusion, Inc., Class A*	34,754	364,917
EngageSmart, Inc.*	45,641	878,589
Envestnet, Inc.*	67,624	3,967,500
Everbridge, Inc.*	47,604	1,650,431
EverCommerce, Inc.(x)*	32,122	339,851
ForgeRock, Inc., Class A(x)*	48,092	990,695
Greenidge Generation Holdings, Inc.(x)*	13,286	6,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Instructure Holdings, Inc.*	22,202	$575,032
Intapp, Inc.*	18,399	825,011
InterDigital, Inc.	36,408	2,654,143
IronNet, Inc.(x)*	82,108	28,869
Kaleyra, Inc.(x)*	18,175	29,989
Latch, Inc.(x)*	109,663	83,574
LivePerson, Inc.*	90,259	398,042
LiveRamp Holdings, Inc.*	78,525	1,722,053
LiveVox Holdings, Inc.(x)*	28,826	89,072
Marathon Digital Holdings, Inc.(x)*	136,126	1,187,019
Matterport, Inc.(x)*	283,855	774,924
MeridianLink, Inc.(x)*	30,153	521,647
MicroStrategy, Inc., Class A(x)*	12,073	3,529,179
Mitek Systems, Inc.*	52,063	499,284
Model N, Inc.*	47,043	1,574,529
Momentive Global, Inc.*	167,209	1,558,388
N-able, Inc.*	87,487	1,154,828
NextNav, Inc.(x)*	62,531	126,938
Olo, Inc., Class A*	115,383	941,525
ON24, Inc.*	53,376	467,574
OneSpan, Inc.*	50,847	889,822
PagerDuty, Inc.(x)*	106,643	3,730,372
Porch Group, Inc.(x)*	106,904	152,873
PowerSchool Holdings, Inc., Class A*	58,514	1,159,747
Progress Software Corp.	52,971	3,043,184
PROS Holdings, Inc.*	52,549	1,439,843
Q2 Holdings, Inc.*	68,900	1,696,318
Qualys, Inc.*	47,566	6,184,531
Rapid7, Inc.*	72,833	3,343,763
Rimini Street, Inc.*	62,434	257,228
Riot Platforms, Inc.(x)*	200,130	1,999,299
Sapiens International Corp. NV	36,279	787,980
SecureWorks Corp., Class A*	14,823	127,033
ShotSpotter, Inc.*	11,012	432,992
SolarWinds Corp.*	59,551	512,139
Sprout Social, Inc., Class A*	57,371	3,492,746
SPS Commerce, Inc.*	44,728	6,812,074
Sumo Logic, Inc.*	146,619	1,756,496
Telos Corp.*	69,120	174,874
Tenable Holdings, Inc.*	137,943	6,553,672
Terawulf, Inc.(x)*	27,706	25,983
Upland Software, Inc.*	40,008	172,034
Varonis Systems, Inc.*	131,971	3,432,566
Verint Systems, Inc.*	79,917	2,976,109
Veritone, Inc.(x)*	38,079	222,001
Viant Technology, Inc., Class A*	16,523	71,875
Weave Communications, Inc.(x)*	21,670	107,700
WM Technology, Inc.(x)*	91,105	77,366
Workiva, Inc.*	58,801	6,021,810
Xperi, Inc.*	47,706	521,427
Yext, Inc.*	138,742	1,333,311
Zeta Global Holdings Corp., Class A*	127,731	1,383,327
Zuora, Inc., Class A*	149,468	1,476,744

		144,618,158

Technology Hardware, Storage & Peripherals (0.4%)
Avid Technology, Inc.*	42,902	1,372,006
CompoSecure, Inc.(x)*	10,074	74,145
Corsair Gaming, Inc.(x)*	49,161	902,104
Diebold Nixdorf, Inc.(x)*	96,480	115,776
Eastman Kodak Co.*	77,903	319,402
IonQ, Inc.(x)*	152,460	937,629
Super Micro Computer, Inc.*	58,443	6,227,102
Turtle Beach Corp.*	20,447	204,879
Xerox Holdings Corp.	141,026	2,171,800

		12,324,843

Total Information Technology		353,245,978

Materials (4.1%)
Chemicals (2.0%)
AdvanSix, Inc.	32,926	1,260,078
American Vanguard Corp.	35,542	777,659
Amyris, Inc.(x)*	252,610	343,550
Aspen Aerogels, Inc.*	61,983	461,773
Avient Corp.	112,274	4,621,198
Balchem Corp.	39,296	4,970,158
Cabot Corp.	68,593	5,256,967
Chase Corp.	8,748	916,178
Danimer Scientific, Inc.(x)*	121,418	418,892
Diversey Holdings Ltd.*	100,272	811,200
Ecovyst, Inc.*	104,234	1,151,786
FutureFuel Corp.	34,370	253,651
Hawkins, Inc.	23,913	1,046,911
HB Fuller Co.	66,404	4,545,354
Ingevity Corp.*	45,057	3,222,477
Innospec, Inc.	30,537	3,135,234
Intrepid Potash, Inc.*	14,694	405,554
Koppers Holdings, Inc.	22,843	798,820
Kronos Worldwide, Inc.	20,568	189,431
Livent Corp.(x)*	199,891	4,341,633
LSB Industries, Inc.*	93,291	963,696
Mativ Holdings, Inc.	67,106	1,440,766
Minerals Technologies, Inc.	40,533	2,449,004
Origin Materials, Inc.(x)*	134,796	575,579
Orion Engineered Carbons SA	74,604	1,946,418
Perimeter Solutions SA(x)*	144,770	1,169,742
PureCycle Technologies, Inc.(x)*	136,346	954,422
Quaker Chemical Corp.	16,898	3,344,959
Rayonier Advanced Materials, Inc.*	76,160	477,523
Sensient Technologies Corp.	51,741	3,961,291
Stepan Co.	26,343	2,714,119
Trinseo plc	45,153	941,440
Tronox Holdings plc	144,286	2,074,833
Valhi, Inc.	3,234	56,304

		61,998,600

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	146,645	4,177,916
United States Lime & Minerals, Inc.	2,603	397,452

		4,575,368

Containers & Packaging (0.3%)
Cryptyde, Inc.(x)*	23,592	1,963
Greif, Inc., Class A	30,665	1,943,241
Greif, Inc., Class B	6,915	529,136
Myers Industries, Inc.	44,752	959,035
O-I Glass, Inc.*	189,763	4,309,518
Pactiv Evergreen, Inc.	56,058	448,464
Ranpak Holdings Corp.(x)*	44,714	233,407
TriMas Corp.	51,655	1,439,108

		9,863,872

Metals & Mining (1.6%)
5E Advanced Materials, Inc.(x)*	37,498	203,239
Alpha Metallurgical Resources, Inc.	18,794	2,931,864
Arconic Corp.*	124,695	3,270,750
ATI, Inc.*	153,087	6,040,813
Carpenter Technology Corp.	58,937	2,638,020
Century Aluminum Co.*	64,067	640,670
Coeur Mining, Inc.*	357,478	1,426,337
Commercial Metals Co.	143,783	7,030,989
Compass Minerals International, Inc.	41,795	1,433,151
Constellium SE*	155,902	2,382,183
Dakota Gold Corp.(x)*	65,939	238,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Haynes International, Inc.	10,748	$538,367
Hecla Mining Co.	690,992	4,373,979
Hycroft Mining Holding Corp.(x)*	185,675	80,286
Ivanhoe Electric, Inc.(x)*	57,152	694,397
Kaiser Aluminum Corp.	19,532	1,457,673
Materion Corp.	25,183	2,921,228
Novagold Resources, Inc.*	294,953	1,834,608
Olympic Steel, Inc.	11,835	617,905
Piedmont Lithium, Inc.(x)*	22,280	1,337,914
PolyMet Mining Corp.*	41,785	89,838
Ramaco Resources, Inc.	28,665	252,539
Ryerson Holding Corp.	23,132	841,542
Schnitzer Steel Industries, Inc., Class A	33,260	1,034,386
SunCoke Energy, Inc.	102,776	922,928
TimkenSteel Corp.*	54,567	1,000,759
Tredegar Corp.	35,136	320,792
Warrior Met Coal, Inc.	63,510	2,331,452
Worthington Industries, Inc.	39,333	2,542,878

		51,430,186

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,162	640,394
Glatfelter Corp.	57,584	183,693
Sylvamo Corp.	42,092	1,947,176

		2,771,263

Total Materials		130,639,289

Real Estate (5.7%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	77,441	1,464,409
American Assets Trust, Inc. (REIT)	63,366	1,177,974
Armada Hoffler Properties, Inc. (REIT)	65,396	772,327
Broadstone Net Lease, Inc. (REIT)	213,452	3,630,818
CTO Realty Growth, Inc. (REIT)	22,683	391,509
Empire State Realty Trust, Inc. (REIT), Class A	169,705	1,101,385
Essential Properties Realty Trust, Inc. (REIT)	173,374	4,308,344
Gladstone Commercial Corp. (REIT)	50,263	634,822
Global Net Lease, Inc. (REIT)	126,835	1,631,098
iStar, Inc. (REIT)(x)	47,473	1,394,282
One Liberty Properties, Inc. (REIT)	21,598	495,242

		17,002,210

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	123,916	2,426,275
Community Healthcare Trust, Inc. (REIT)	29,241	1,070,221
Diversified Healthcare Trust (REIT)(x)	308,709	416,757
Global Medical REIT, Inc. (REIT)	78,311	713,413
LTC Properties, Inc. (REIT)	49,430	1,736,476
National Health Investors, Inc. (REIT)	51,513	2,657,041
Physicians Realty Trust (REIT)	281,220	4,198,615
Sabra Health Care REIT, Inc. (REIT)	289,142	3,325,133
Universal Health Realty Income Trust (REIT)	15,804	760,330

		17,304,261

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	268,731	4,170,705
Ashford Hospitality Trust, Inc. (REIT)*	44,230	141,978
Braemar Hotels & Resorts, Inc. (REIT)	87,832	339,032
Chatham Lodging Trust (REIT)	59,119	620,158
DiamondRock Hospitality Co. (REIT)	258,869	2,104,605
Hersha Hospitality Trust (REIT), Class A	40,301	270,823
Pebblebrook Hotel Trust (REIT)(x)	160,205	2,249,278
RLJ Lodging Trust (REIT)	197,825	2,096,945
Ryman Hospitality Properties, Inc. (REIT)	66,374	5,955,739
Service Properties Trust (REIT)	202,581	2,017,707
Summit Hotel Properties, Inc. (REIT)	98,450	689,150
Sunstone Hotel Investors, Inc. (REIT)	261,636	2,584,964
Xenia Hotels & Resorts, Inc. (REIT)	144,683	1,893,900

		25,134,984

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)	6,854	454,352
Industrial Logistics Properties Trust (REIT)	66,090	202,896
Innovative Industrial Properties, Inc. (REIT)	34,253	2,602,885
LXP Industrial Trust (REIT)	335,639	3,460,438
Plymouth Industrial REIT, Inc. (REIT)	46,358	973,982
STAG Industrial, Inc. (REIT)	222,523	7,525,728
Terreno Realty Corp. (REIT)	99,056	6,399,018

		21,619,299

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	217,805	1,030,218
City Office REIT, Inc. (REIT)	52,288	360,787
Corporate Office Properties Trust (REIT)	139,483	3,307,142
Easterly Government Properties, Inc. (REIT)	97,473	1,339,279
Equity Commonwealth (REIT)	129,258	2,676,933
Franklin Street Properties Corp. (REIT)(x)	134,320	210,882
Office Properties Income Trust (REIT)	61,499	756,438
Orion Office REIT, Inc. (REIT)	73,216	490,547
Paramount Group, Inc. (REIT)	232,723	1,061,217
Piedmont Office Realty Trust, Inc. (REIT), Class A	151,613	1,106,775
Postal Realty Trust, Inc. (REIT), Class A	22,303	339,452

		12,679,670

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	50,982
Anywhere Real Estate, Inc.*	132,399	699,067
Compass, Inc., Class A*	357,374	1,154,318
Cushman & Wakefield plc*	199,200	2,099,568
DigitalBridge Group, Inc.	199,284	2,389,415
Doma Holdings, Inc.(x)*	168,144	68,519
Douglas Elliman, Inc.	96,987	301,630
eXp World Holdings, Inc.(x)	84,712	1,074,995
Forestar Group, Inc.*	25,290	393,512
FRP Holdings, Inc.*	8,958	518,489
Kennedy-Wilson Holdings, Inc.	145,656	2,416,433
Marcus & Millichap, Inc.	30,949	993,772
Newmark Group, Inc., Class A	166,667	1,180,002
Offerpad Solutions, Inc.(x)*	84,690	44,632
RE/MAX Holdings, Inc., Class A	21,921	411,238
Redfin Corp.(x)*	136,373	1,235,539
RMR Group, Inc. (The), Class A	19,637	515,275
St Joe Co. (The)	42,499	1,768,383
Stratus Properties, Inc.	7,948	158,960
Tejon Ranch Co.*	26,978	492,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Transcontinental Realty Investors, Inc.*	1,627	$68,969

		18,036,586

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	180,216	1,385,861
Bluerock Homes Trust, Inc. (REIT)*	4,891	96,940
BRT Apartments Corp. (REIT)	16,207	319,602
Centerspace (REIT)	18,576	1,014,807
Clipper Realty, Inc. (REIT)	16,358	93,895
Elme Communities (REIT)	107,433	1,918,753
Independence Realty Trust, Inc. (REIT)	277,009	4,440,454
NexPoint Residential Trust, Inc. (REIT)	29,043	1,268,308
UMH Properties, Inc. (REIT)	63,544	939,816
Veris Residential, Inc. (REIT)*	106,239	1,555,339

		13,033,775

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	114,890	1,602,716
Agree Realty Corp. (REIT)	107,958	7,406,998
Alexander’s, Inc. (REIT)	2,790	540,562
CBL & Associates Properties, Inc. (REIT)(x)	34,165	875,991
Getty Realty Corp. (REIT)(x)	52,027	1,874,533
InvenTrust Properties Corp. (REIT)	83,483	1,953,502
Kite Realty Group Trust (REIT)	268,727	5,621,769
Macerich Co. (The) (REIT)	268,957	2,850,944
Necessity Retail REIT, Inc. (The) (REIT)	171,482	1,076,907
NETSTREIT Corp. (REIT)	64,880	1,186,006
Phillips Edison & Co., Inc. (REIT)	145,671	4,751,788
Retail Opportunity Investments Corp. (REIT)	148,740	2,076,410
RPT Realty (REIT)	104,201	990,952
Saul Centers, Inc. (REIT)	14,562	567,918
SITE Centers Corp. (REIT)	236,888	2,908,985
Tanger Factory Outlet Centers, Inc. (REIT)	125,068	2,455,085
Urban Edge Properties (REIT)	140,784	2,120,207
Urstadt Biddle Properties, Inc. (REIT), Class A	35,218	618,780
Whitestone REIT (REIT)	57,681	530,665

		42,010,718

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	61,731	660,522
Four Corners Property Trust, Inc. (REIT)	103,196	2,771,845
Gladstone Land Corp. (REIT)	41,355	688,561
Outfront Media, Inc. (REIT)	182,679	2,964,880
PotlatchDeltic Corp. (REIT)	96,325	4,768,087
Uniti Group, Inc. (REIT)	304,517	1,081,035

		12,934,930

Total Real Estate		179,756,433

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	70,697	4,550,766
MGE Energy, Inc.	44,900	3,487,383
Otter Tail Corp.(x)	50,729	3,666,185
PNM Resources, Inc.	103,994	5,062,428
Portland General Electric Co.	110,362	5,395,598
Via Renewables, Inc.(x)	3,432	63,076

		22,225,436

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A(x)	120,789	5,563,542
Chesapeake Utilities Corp.	21,474	2,748,457
New Jersey Resources Corp.	116,021	6,172,317
Northwest Natural Holding Co.	42,597	2,025,913
ONE Gas, Inc.	66,324	5,254,851
Southwest Gas Holdings, Inc.	82,636	5,160,618
Spire, Inc.	63,335	4,442,317

		31,368,015

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc.(x)*	113,281	620,780
Clearway Energy, Inc., Class A	44,684	1,341,860
Clearway Energy, Inc., Class C	102,221	3,202,584
Montauk Renewables, Inc.*	82,632	650,314
Ormat Technologies, Inc.	63,582	5,389,846
Sunnova Energy International, Inc.(x)*	122,450	1,912,669

		13,118,053

Multi-Utilities (0.5%)
Avista Corp.	91,033	3,864,351
Black Hills Corp.	80,180	5,059,358
NorthWestern Corp.	71,556	4,140,230
Unitil Corp.	20,390	1,163,046

		14,226,985

Water Utilities (0.4%)
American States Water Co.	45,529	4,047,073
Artesian Resources Corp., Class A	10,913	604,143
California Water Service Group	63,034	3,668,579
Global Water Resources, Inc.	18,972	235,822
Middlesex Water Co.	21,414	1,672,862
Pure Cycle Corp.*	25,805	243,857
SJW Group	33,445	2,546,168
York Water Co. (The)	17,159	767,007

		13,785,511

Total Utilities		94,724,000

Total Common Stocks (90.2%) (Cost $2,446,216,378)		2,851,094,288

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	23,102	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

Total Health Care		—

Materials (0.0%)†
Metals & Mining (0.0%)†
PolyMet Mining Corp., expiring 4/4/23*	41,785	113

Total Materials		113

Total Rights (0.0%)† (Cost $58,656)		113

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	122,223,308	122,259,975

Total Investment Companies		127,259,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (3.4%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $16,505,939, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $16,829,326.(xx)	$16,499,339	$16,499,339
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $34,423,650, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $37,941,550.(xx)	34,400,000	34,400,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $10,003,992, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $10,204,073.(xx)	10,000,000	10,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $9,003,623, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $9,183,695.(xx)	9,000,000	9,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $22,518,075, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $22,950,001.(xx)	22,500,000	22,500,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $1,000,411, collateralized by various Common Stocks; total market value $1,111,624.(xx)	1,000,000	1,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $15,006,163, collateralized by various Common Stocks; total market value $16,674,358.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		108,399,339

Total Short-Term Investments (7.4%) (Cost $235,621,085)		235,659,314

Total Investments in Securities (97.6%) (Cost $2,681,896,119)		3,086,753,715
Other Assets Less Liabilities (2.4%)		75,664,703

Net Assets (100%)		$3,162,418,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,804,616 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $165,475,954. This was collateralized by $54,791,858 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $113,402,427 of which $113,399,339 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	33,023	2,039,363	—	(168,522)	43,025	54,635	1,968,501	7,199	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)(x)	93,038	1,440,462	—	(284,121)	67,074	(76,256)	1,147,159	—	—

Total		3,479,825	—	(452,643)	110,099	(21,621)	3,115,660	7,199	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,448	6/2023	USD	312,647,400	6,393,055

					6,393,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$78,772,557	$—	$—		$78,772,557
Consumer Discretionary	324,467,243	—	—		324,467,243
Consumer Staples	107,822,915	—	—	(a)	107,822,915
Energy	183,879,916	—	—		183,879,916
Financials	455,524,892	—	—		455,524,892
Health Care	457,064,819	—	479,452		457,544,271
Industrials	484,716,794	—	—		484,716,794
Information Technology	353,245,978	—	—		353,245,978
Materials	130,639,289	—	—		130,639,289
Real Estate	179,756,433	—	—		179,756,433
Utilities	94,724,000	—	—		94,724,000
Futures	6,393,055	—	—		6,393,055
Rights
Health Care	—	—	—	(a)	—	(a)
Materials	113	—	—		113
Short-Term Investments
Investment Companies	127,259,975	—	—		127,259,975
Repurchase Agreements	—	108,399,339	—		108,399,339

Total Assets	$2,984,267,979	$108,399,339	$479,452		$3,093,146,770

Total Liabilities	$—	$—	$—		$—

Total	$2,984,267,979	$108,399,339	$479,452		$3,093,146,770

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,072,721,648
Aggregate gross unrealized depreciation	(646,436,240)

Net unrealized appreciation	$426,285,408

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,666,861,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Ampol Ltd.	28,680	$587,046
ANZ Group Holdings Ltd.	357,135	5,501,389
APA Group	145,837	989,641
Aristocrat Leisure Ltd.	69,542	1,738,937
ASX Ltd.	22,757	990,822
Aurizon Holdings Ltd.	220,504	496,420
BHP Group Ltd. (ASE Stock Exchange)	339,422	10,765,738
BHP Group Ltd. (London Stock Exchange)	265,671	8,406,774
BlueScope Steel Ltd.	58,975	799,122
Brambles Ltd.	165,377	1,488,714
Cochlear Ltd.	8,169	1,294,901
Coles Group Ltd.	160,634	1,936,791
Commonwealth Bank of Australia	201,771	13,285,115
Dexus (REIT)	116,718	591,383
EBOS Group Ltd.	19,323	563,043
Endeavour Group Ltd.	165,078	748,636
Flutter Entertainment plc*	19,659	3,575,584
Fortescue Metals Group Ltd.	202,274	3,041,774
Glencore plc	1,228,250	7,065,029
Goodman Group (REIT)	202,153	2,571,006
GPT Group (The) (REIT)	215,347	616,660
IDP Education Ltd.(x)	26,203	480,778
IGO Ltd.	85,283	732,126
Insurance Australia Group Ltd.	300,295	942,982
Lendlease Corp. Ltd.	85,624	417,260
Lottery Corp. Ltd. (The)	271,973	934,188
Macquarie Group Ltd.	43,855	5,166,228
Medibank Pvt Ltd.	330,611	744,578
Mineral Resources Ltd.	20,823	1,128,332
Mirvac Group (REIT)	464,275	651,332
National Australia Bank Ltd.	373,350	6,930,866
Newcrest Mining Ltd.	105,986	1,897,469
Northern Star Resources Ltd.	138,621	1,134,761
Orica Ltd.	52,979	547,478
Origin Energy Ltd.	196,801	1,090,514
Pilbara Minerals Ltd.	287,086	765,879
Qantas Airways Ltd.*	105,752	469,798
QBE Insurance Group Ltd.	175,506	1,714,041
Ramsay Health Care Ltd.	21,388	952,115
REA Group Ltd.	6,309	587,985
Reece Ltd.(x)	28,159	329,340
Rio Tinto Ltd.	43,961	3,539,623
Rio Tinto plc	134,311	9,102,948
Santos Ltd.	382,279	1,764,302
Scentre Group (REIT)	645,289	1,197,287
SEEK Ltd.	38,005	614,153
Sonic Healthcare Ltd.	54,889	1,283,003
South32 Ltd.	554,159	1,643,602
Stockland (REIT)	294,244	788,275
Suncorp Group Ltd.	154,553	1,253,155
Telstra Group Ltd.	473,245	1,336,856
Transurban Group	362,860	3,453,227
Treasury Wine Estates Ltd.	82,819	726,519
Vicinity Ltd. (REIT)	475,722	623,072
Washington H Soul Pattinson & Co. Ltd.	23,296	472,092
Wesfarmers Ltd.	135,008	4,550,943
Westpac Banking Corp.	418,197	6,066,271
WiseTech Global Ltd.	18,259	802,203
Woodside Energy Group Ltd. (ASE Stock Exchange)	178,792	4,028,581
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,073,099
Woolworths Group Ltd.	143,599	3,641,703

		142,633,489

Austria (0.2%)
Erste Group Bank AG	42,287	1,398,708
Mondi plc	60,646	961,260
OMV AG	16,814	770,060
Verbund AG	7,840	681,631
voestalpine AG	14,333	488,141

		4,299,800

Belgium (0.8%)
Ageas SA/NV	18,427	796,596
Anheuser-Busch InBev SA/NV	103,750	6,918,236
D’ieteren Group	3,099	602,833
Elia Group SA/NV	4,231	558,760
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	550,872
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	4,991	426,168
KBC Group NV	30,244	2,079,313
Sofina SA	1,780	400,906
Solvay SA	8,549	979,152
UCB SA	14,816	1,324,846
Umicore SA	24,191	821,478
Warehouses De Pauw CVA (REIT)	18,525	550,850

		16,010,010

Brazil (0.0%)†
Yara International ASA	19,902	866,492

Chile (0.0%)†
Antofagasta plc	45,355	887,503

China (0.6%)
BOC Hong Kong Holdings Ltd.	425,500	1,322,365
Budweiser Brewing Co. APAC Ltd.(m)	209,800	637,113
ESR Group Ltd.(m)	243,800	435,655
Prosus NV*	95,579	7,474,518
SITC International Holdings Co. Ltd.	172,000	369,658
Wilmar International Ltd.	214,500	680,721
Xinyi Glass Holdings Ltd.	230,000	411,361

		11,331,391

Denmark (2.8%)
AP Moller - Maersk A/S, Class A	382	676,369
AP Moller - Maersk A/S, Class B	581	1,052,902
Carlsberg A/S, Class B	11,837	1,830,239
Chr Hansen Holding A/S	12,366	938,470
Coloplast A/S, Class B	14,194	1,868,255
Danske Bank A/S*	83,369	1,676,736
Demant A/S*	10,197	357,846
DSV A/S	22,159	4,277,052
Genmab A/S*	7,946	3,000,392
Novo Nordisk A/S, Class B	197,036	31,268,154
Novozymes A/S, Class B	25,210	1,291,334
Orsted A/S(m)	22,598	1,927,612
Pandora A/S	10,796	1,034,629
ROCKWOOL A/S, Class B	1,141	279,194
Tryg A/S	45,315	989,558
Vestas Wind Systems A/S	120,625	3,494,878

		55,963,620

Finland (1.1%)
Elisa OYJ	17,323	1,044,011
Fortum OYJ*	55,188	846,487
Kesko OYJ, Class B	34,715	746,671
Kone OYJ, Class B	41,329	2,155,829
Metso Outotec OYJ	79,081	862,535
Neste OYJ	50,534	2,492,470
Nokia OYJ	648,818	3,189,975
Nordea Bank Abp	392,392	4,187,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Orion OYJ, Class B	11,938	$533,802
Sampo OYJ, Class A	56,379	2,659,490
Stora Enso OYJ, Class R	63,949	832,170
UPM-Kymmene OYJ*	62,831	2,109,963
Wartsila OYJ Abp	55,498	524,827

		22,186,103

France (9.7%)
Accor SA*	20,875	679,222
Adevinta ASA*	29,558	209,608
Aeroports de Paris*	3,476	496,733
Air Liquide SA	62,507	10,471,761
Airbus SE	70,605	9,458,690
Alstom SA	39,764	1,086,444
Amundi SA(m)	6,565	414,750
Arkema SA	7,325	724,521
AXA SA	223,259	6,826,553
BioMerieux	4,520	476,888
BNP Paribas SA	132,693	7,936,334
Bollore SE	104,213	643,209
Bouygues SA	26,229	884,644
Bureau Veritas SA	34,306	985,763
Capgemini SE	19,914	3,704,126
Carrefour SA	69,970	1,414,500
Cie de Saint-Gobain	58,337	3,321,575
Cie Generale des Etablissements Michelin SCA	81,931	2,507,728
Covivio SA (REIT)	6,038	352,072
Credit Agricole SA	147,024	1,662,125
Danone SA	77,808	4,837,181
Dassault Aviation SA	2,970	588,287
Dassault Systemes SE	78,585	3,245,557
Edenred	30,741	1,818,843
Eiffage SA	9,577	1,036,710
Engie SA	220,988	3,494,859
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,051,431
EssilorLuxottica SA (Turquoise Stock Exchange)	23,414	4,226,845
Eurazeo SE	4,772	339,974
Gecina SA (REIT)	5,317	552,656
Getlink SE	54,567	900,744
Hermes International	3,783	7,662,889
Ipsen SA	4,385	483,329
Kering SA	8,941	5,835,403
Klepierre SA (REIT)	24,294	550,920
La Francaise des Jeux SAEM(m)	13,552	564,995
Legrand SA	31,284	2,861,527
L’Oreal SA	28,850	12,907,546
LVMH Moet Hennessy Louis Vuitton SE	32,945	30,192,704
Orange SA	236,100	2,805,381
Pernod Ricard SA	24,596	5,572,957
Publicis Groupe SA	27,289	2,131,971
Remy Cointreau SA	2,513	458,022
Renault SA*	23,400	955,393
Safran SA	40,826	6,062,895
Sartorius Stedim Biotech	3,199	982,991
SEB SA	3,082	351,803
Societe Generale SA	95,708	2,160,391
Sodexo SA	10,952	1,069,945
Teleperformance	6,819	1,647,000
Thales SA	12,561	1,857,014
TotalEnergies SE	297,203	17,535,798
Unibail-Rodamco-Westfield (REIT)*	14,933	804,486
Valeo	22,879	470,818
Veolia Environnement SA	78,447	2,423,939
Vinci SA	64,239	7,371,395
Vivendi SE	83,381	841,681
Wendel SE	3,045	322,511
Worldline SA(m)*	28,004	1,190,151

		195,426,188

Germany (7.7%)
adidas AG	19,318	3,410,809
Allianz SE (Registered)	48,094	11,102,118
Aroundtown SA(x)	118,122	168,194
BASF SE	109,709	5,753,804
Bayer AG (Registered)	117,347	7,474,539
Bayerische Motoren Werke AG	39,299	4,302,917
Bayerische Motoren Werke AG (Preference)(q)	6,767	692,204
Bechtle AG	10,218	487,759
Beiersdorf AG	12,456	1,620,452
Brenntag SE	18,188	1,365,400
Carl Zeiss Meditec AG	4,428	614,981
Commerzbank AG*	123,166	1,295,728
Continental AG	12,783	955,418
Covestro AG(m)	24,229	1,002,133
Daimler Truck Holding AG*	53,387	1,803,034
Deutsche Bank AG (Registered)	243,198	2,466,066
Deutsche Boerse AG	22,541	4,386,963
Deutsche Lufthansa AG (Registered)*	72,330	804,771
Deutsche Post AG (Registered)	118,281	5,524,937
Deutsche Telekom AG (Registered)	387,149	9,377,099
Dr Ing hc F Porsche AG (Preference)(q)*	13,083	1,674,422
E.ON SE	271,861	3,391,128
Evonik Industries AG	24,597	516,407
Fresenius Medical Care AG & Co. KGaA(x)	25,333	1,074,333
Fresenius SE & Co. KGaA	49,695	1,339,610
GEA Group AG	16,791	764,067
Hannover Rueck SE	7,354	1,438,627
HeidelbergCement AG	17,115	1,248,375
HelloFresh SE*	19,689	468,840
Henkel AG & Co. KGaA	12,390	900,988
Henkel AG & Co. KGaA (Preference)(q)	20,920	1,634,800
Infineon Technologies AG	155,987	6,375,904
Knorr-Bremse AG	7,904	525,435
LEG Immobilien SE	9,264	507,243
Mercedes-Benz Group AG	95,841	7,362,294
Merck KGaA	15,715	2,921,739
MTU Aero Engines AG	6,352	1,588,459
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,734	5,852,568
Nemetschek SE	5,978	409,882
Porsche Automobil Holding SE (Preference)(q)	17,999	1,032,998
Puma SE	12,970	799,910
Rational AG	634	424,336
Rheinmetall AG	5,425	1,611,582
RWE AG	77,671	3,338,974
SAP SE	124,729	15,690,561
Sartorius AG (Preference)(q)	2,975	1,248,676
Scout24 SE(m)	10,145	601,873
Siemens AG (Registered)	90,729	14,686,190
Siemens Energy AG*	61,127	1,341,767
Siemens Healthineers AG(m)	33,028	1,899,580
Symrise AG	16,075	1,746,335
Telefonica Deutschland Holding AG	110,250	339,262
United Internet AG (Registered)	12,524	215,601
Volkswagen AG	3,804	651,858
Volkswagen AG (Preference)(q)	21,853	2,981,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vonovia SE	86,279	$1,622,514
Zalando SE(m)*	26,753	1,119,256

		155,957,659

Hong Kong (2.3%)
AIA Group Ltd.	1,410,012	14,815,533
CK Asset Holdings Ltd.	245,152	1,485,213
CK Infrastructure Holdings Ltd.	68,000	371,274
CLP Holdings Ltd.	188,500	1,362,570
Futu Holdings Ltd. (ADR)(x)*	6,388	331,218
Hang Lung Properties Ltd.	240,000	449,931
Hang Seng Bank Ltd.	89,900	1,275,363
Henderson Land Development Co. Ltd.	159,025	550,550
HKT Trust & HKT Ltd.	459,013	611,094
Hong Kong & China Gas Co. Ltd.	1,364,722	1,205,724
Hong Kong Exchanges & Clearing Ltd.	143,858	6,385,102
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	528,900
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,642
Jardine Matheson Holdings Ltd.	17,900	869,940
Link REIT (REIT)	307,080	1,969,327
MTR Corp. Ltd.	187,500	906,969
New World Development Co. Ltd.	188,621	508,754
Power Assets Holdings Ltd.	170,500	913,592
Prudential plc	327,897	4,484,418
Sino Land Co. Ltd.	405,172	548,785
Sun Hung Kai Properties Ltd.	173,500	2,440,266
Swire Pacific Ltd., Class A	60,000	462,073
Swire Properties Ltd.	138,800	358,522
Techtronic Industries Co. Ltd.	164,500	1,795,938
WH Group Ltd.(m)	967,103	574,815
Wharf Real Estate Investment Co. Ltd.	205,900	1,190,850

		46,399,363

Ireland (0.6%)
AerCap Holdings NV*	20,164	1,133,822
AIB Group plc	133,813	545,014
Bank of Ireland Group plc	124,168	1,256,474
CRH plc	89,083	4,502,092
Kerry Group plc, Class A	19,445	1,937,876
Kingspan Group plc	17,799	1,221,857
Smurfit Kappa Group plc	29,760	1,080,411

		11,677,546

Israel (0.6%)
Azrieli Group Ltd.	4,926	283,836
Bank Hapoalim BM	146,650	1,221,206
Bank Leumi Le-Israel BM	180,615	1,365,934
Bezeq The Israeli Telecommunication Corp. Ltd.	258,355	352,205
Check Point Software Technologies Ltd.*	12,060	1,567,800
Elbit Systems Ltd.	3,155	535,984
First International Bank of Israel Ltd. (The)	6,580	232,818
ICL Group Ltd.	81,138	548,874
Israel Discount Bank Ltd., Class A	153,744	756,255
Mizrahi Tefahot Bank Ltd.	19,694	617,994
Nice Ltd.*	7,516	1,710,862
Teva Pharmaceutical Industries Ltd. (ADR)*	131,313	1,162,120
Tower Semiconductor Ltd.*	13,585	578,902
Wix.com Ltd.*	7,243	722,851

		11,657,641

Italy (1.9%)
Amplifon SpA	15,662	544,418
Assicurazioni Generali SpA	134,485	2,684,616
Coca-Cola HBC AG*	25,890	708,224
Davide Campari-Milano NV	60,150	733,654
DiaSorin SpA	3,041	320,852
Enel SpA	971,497	5,933,214
Eni SpA	297,268	4,164,070
Ferrari NV	14,946	4,047,956
FinecoBank Banca Fineco SpA	70,390	1,082,456
Infrastrutture Wireless Italiane SpA(m)	36,130	476,232
Intesa Sanpaolo SpA	1,924,689	4,953,454
Mediobanca Banca di Credito Finanziario SpA	70,133	706,212
Moncler SpA	24,959	1,725,149
Nexi SpA(m)*	69,067	563,123
Poste Italiane SpA(m)	66,421	679,849
Prysmian SpA	31,222	1,314,517
Recordati Industria Chimica e Farmaceutica SpA	11,564	489,413
Snam SpA	230,608	1,224,100
Telecom Italia SpA(x)*	1,086,535	360,176
Terna - Rete Elettrica Nazionale	173,416	1,423,282
UniCredit SpA	228,476	4,327,447

		38,462,414

Japan (19.6%)
Advantest Corp.	21,300	1,973,459
Aeon Co. Ltd.	78,900	1,529,602
AGC, Inc.	23,000	857,343
Aisin Corp.(x)	17,500	482,281
Ajinomoto Co., Inc.	55,200	1,920,950
ANA Holdings, Inc.(x)*	21,200	460,411
Asahi Group Holdings Ltd.	55,000	2,047,650
Asahi Intecc Co. Ltd.	26,300	465,421
Asahi Kasei Corp.	155,600	1,091,261
Astellas Pharma, Inc.	216,300	3,076,736
Azbil Corp.	15,100	413,115
Bandai Namco Holdings, Inc.	71,700	1,544,255
BayCurrent Consulting, Inc.	15,800	655,588
Bridgestone Corp.	66,700	2,709,607
Brother Industries Ltd.	28,000	422,350
Canon, Inc.(x)	120,700	2,707,534
Capcom Co. Ltd.	21,600	772,711
Central Japan Railway Co.	16,700	1,993,817
Chiba Bank Ltd. (The)	58,900	380,347
Chubu Electric Power Co., Inc.	74,100	782,017
Chugai Pharmaceutical Co. Ltd.	77,800	1,922,949
Concordia Financial Group Ltd.	138,600	511,569
CyberAgent, Inc.	54,400	461,174
Dai Nippon Printing Co. Ltd.	26,700	746,018
Daifuku Co. Ltd.	36,900	684,265
Dai-ichi Life Holdings, Inc.(x)	118,800	2,182,800
Daiichi Sankyo Co. Ltd.	209,300	7,638,752
Daikin Industries Ltd.	29,700	5,324,829
Daito Trust Construction Co. Ltd.	6,900	688,640
Daiwa House Industry Co. Ltd.	70,300	1,656,047
Daiwa House REIT Investment Corp. (REIT)	264	541,569
Daiwa Securities Group, Inc.(x)	157,400	739,616
Denso Corp.	51,400	2,901,480
Dentsu Group, Inc.	24,681	869,274
Disco Corp.	9,900	1,151,830
East Japan Railway Co.	36,109	1,996,842
Eisai Co. Ltd.	29,600	1,684,209
ENEOS Holdings, Inc.(x)	374,390	1,313,177
FANUC Corp.	113,500	4,092,825
Fast Retailing Co. Ltd.	21,000	4,591,466
Fuji Electric Co. Ltd.	15,800	623,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
FUJIFILM Holdings Corp.	43,300	$2,199,595
Fujitsu Ltd.	23,700	3,203,412
GLP J-REIT (REIT)	495	534,674
GMO Payment Gateway, Inc.	5,100	438,960
Hakuhodo DY Holdings, Inc.	27,200	308,252
Hamamatsu Photonics KK	17,500	944,660
Hankyu Hanshin Holdings, Inc.	26,900	798,205
Hikari Tsushin, Inc.	2,600	365,687
Hirose Electric Co. Ltd.	3,224	421,847
Hitachi Construction Machinery Co. Ltd.	12,300	286,688
Hitachi Ltd.	115,700	6,359,684
Honda Motor Co. Ltd.	194,100	5,163,203
Hoshizaki Corp.	13,800	509,004
Hoya Corp.	42,900	4,744,019
Hulic Co. Ltd.	46,900	385,363
Ibiden Co. Ltd.	13,000	521,567
Idemitsu Kosan Co. Ltd.(x)	24,377	533,100
Iida Group Holdings Co. Ltd.(x)	14,800	241,500
Inpex Corp.	121,300	1,290,638
Isuzu Motors Ltd.	71,200	852,167
ITOCHU Corp.(x)	141,200	4,597,893
Itochu Techno-Solutions Corp.	11,100	273,408
Japan Airlines Co. Ltd.	16,538	322,473
Japan Exchange Group, Inc.	58,500	892,570
Japan Metropolitan Fund Invest (REIT)	799	583,067
Japan Post Bank Co. Ltd.(x)	178,300	1,458,309
Japan Post Holdings Co. Ltd.	286,000	2,327,125
Japan Post Insurance Co. Ltd.	20,500	320,052
Japan Real Estate Investment Corp. (REIT)(x)	158	629,653
Japan Tobacco, Inc.	140,900	2,973,926
JFE Holdings, Inc.	60,500	768,939
JSR Corp.	22,500	531,844
Kajima Corp.	51,400	620,395
Kansai Electric Power Co., Inc. (The)(x)	79,300	772,507
Kao Corp.	55,800	2,178,814
KDDI Corp.	192,700	5,950,869
Keio Corp.(x)	11,100	389,240
Keisei Electric Railway Co. Ltd.	14,300	440,273
Keyence Corp.	23,240	11,393,795
Kikkoman Corp.	17,500	892,712
Kintetsu Group Holdings Co. Ltd.	20,300	652,885
Kirin Holdings Co. Ltd.	99,400	1,573,052
Kobayashi Pharmaceutical Co. Ltd.	6,200	378,751
Kobe Bussan Co. Ltd.	16,600	463,336
Koei Tecmo Holdings Co. Ltd.(x)	10,940	197,628
Koito Manufacturing Co. Ltd.	27,600	522,766
Komatsu Ltd.	110,800	2,748,834
Konami Group Corp.	11,800	541,704
Kose Corp.	4,000	475,101
Kubota Corp.	122,800	1,860,175
Kurita Water Industries Ltd.	12,000	549,173
Kyocera Corp.	38,600	2,013,593
Kyowa Kirin Co. Ltd.	29,700	647,949
Lasertec Corp.	8,900	1,577,811
Lixil Corp.	34,000	560,707
M3, Inc.	52,500	1,320,859
Makita Corp.(x)	27,500	684,051
Marubeni Corp.	184,500	2,508,007
MatsukiyoCocokara & Co.	13,600	720,275
Mazda Motor Corp.	71,600	666,607
McDonald’s Holdings Co. Japan Ltd.(x)	10,676	443,949
Meiji Holdings Co. Ltd.	26,044	619,366
Minebea Mitsumi, Inc.(x)	42,700	815,204
MISUMI Group, Inc.	33,500	842,814
Mitsubishi Chemical Group Corp.(x)	156,100	928,797
Mitsubishi Corp.	147,800	5,313,729
Mitsubishi Electric Corp.	231,800	2,768,491
Mitsubishi Estate Co. Ltd.	131,900	1,574,745
Mitsubishi HC Capital, Inc.	87,200	450,691
Mitsubishi Heavy Industries Ltd.	38,699	1,426,956
Mitsubishi UFJ Financial Group, Inc.	1,427,800	9,161,055
Mitsui & Co. Ltd.(x)	170,900	5,326,090
Mitsui Chemicals, Inc.	19,900	513,834
Mitsui Fudosan Co. Ltd.	108,500	2,038,995
Mitsui OSK Lines Ltd.(x)	42,000	1,051,016
Mizuho Financial Group, Inc.	286,943	4,069,428
MonotaRO Co. Ltd.	32,400	407,322
MS&AD Insurance Group Holdings, Inc.(x)	52,380	1,626,547
Murata Manufacturing Co. Ltd.	67,900	4,146,236
NEC Corp.	28,900	1,115,796
Nexon Co. Ltd.	55,000	1,313,160
NGK Insulators Ltd.(x)	24,200	320,368
Nidec Corp.	52,600	2,730,381
Nihon M&A Center Holdings, Inc.	39,400	295,267
Nintendo Co. Ltd.	131,800	5,109,289
Nippon Building Fund, Inc. (REIT)	190	790,026
Nippon Express Holdings, Inc.	9,900	596,620
Nippon Paint Holdings Co. Ltd.	93,800	881,511
Nippon Prologis REIT, Inc. (REIT)	259	548,978
Nippon Sanso Holdings Corp.	22,600	407,948
Nippon Shinyaku Co. Ltd.	6,800	299,876
Nippon Steel Corp.	95,708	2,258,763
Nippon Telegraph & Telephone Corp.	141,796	4,235,092
Nippon Yusen KK(x)	58,800	1,373,995
Nissan Chemical Corp.	15,500	704,265
Nissan Motor Co. Ltd.	285,100	1,084,644
Nisshin Seifun Group, Inc.	23,015	269,319
Nissin Foods Holdings Co. Ltd.	6,800	621,925
Nitori Holdings Co. Ltd.	9,700	1,169,517
Nitto Denko Corp.	16,700	1,079,233
Nomura Holdings, Inc.(x)	338,100	1,305,170
Nomura Real Estate Holdings, Inc.	14,100	312,218
Nomura Real Estate Master Fund, Inc. (REIT)	539	604,411
Nomura Research Institute Ltd.	44,498	1,034,766
NTT Data Corp.(x)	73,400	965,356
Obayashi Corp.	83,800	641,510
Obic Co. Ltd.	8,500	1,343,930
Odakyu Electric Railway Co. Ltd.	39,100	507,717
Oji Holdings Corp.	84,700	335,363
Olympus Corp.	148,300	2,604,452
Omron Corp.	22,400	1,310,646
Ono Pharmaceutical Co. Ltd.	44,600	930,465
Open House Group Co. Ltd.	10,300	386,246
Oracle Corp.	4,900	353,654
Oriental Land Co. Ltd.(x)	118,000	4,035,061
ORIX Corp.	143,300	2,363,390
Osaka Gas Co. Ltd.	45,600	749,769
Otsuka Corp.	13,200	469,357
Otsuka Holdings Co. Ltd.	45,900	1,463,410
Pan Pacific International Holdings Corp.	44,800	866,950
Panasonic Holdings Corp.	264,300	2,365,571
Persol Holdings Co. Ltd.(x)	21,000	422,218
Rakuten Group, Inc.	106,700	497,592
Recruit Holdings Co. Ltd.	172,200	4,772,970
Renesas Electronics Corp.*	142,900	2,074,719
Resona Holdings, Inc.(x)	266,705	1,289,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ricoh Co. Ltd.(x)	58,500	$438,844
Rohm Co. Ltd.	10,700	891,263
SBI Holdings, Inc.	30,220	599,813
SCSK Corp.	18,600	271,801
Secom Co. Ltd.	24,200	1,489,521
Seiko Epson Corp.(x)	36,600	520,776
Sekisui Chemical Co. Ltd.	40,800	578,775
Sekisui House Ltd.	71,800	1,463,087
Seven & i Holdings Co. Ltd.	89,300	4,028,313
SG Holdings Co. Ltd.	35,900	531,941
Sharp Corp.(x)*	30,400	214,966
Shimadzu Corp.	26,500	831,276
Shimano, Inc.	8,400	1,457,220
Shimizu Corp.	69,900	396,011
Shin-Etsu Chemical Co. Ltd.	220,000	7,135,602
Shionogi & Co. Ltd.	31,900	1,442,919
Shiseido Co. Ltd.	48,300	2,266,848
Shizuoka Financial Group, Inc.(x)	52,600	378,115
SMC Corp.	6,800	3,605,338
SoftBank Corp.	340,700	3,930,092
SoftBank Group Corp.	144,100	5,672,369
Sompo Holdings, Inc.	36,725	1,457,537
Sony Group Corp.	150,600	13,691,682
Square Enix Holdings Co. Ltd.	9,700	466,092
Subaru Corp.	75,800	1,213,282
SUMCO Corp.	42,100	633,274
Sumitomo Chemical Co. Ltd.	183,400	616,914
Sumitomo Corp.	134,300	2,378,631
Sumitomo Electric Industries Ltd.	83,600	1,074,117
Sumitomo Metal Mining Co. Ltd.	30,099	1,150,936
Sumitomo Mitsui Financial Group, Inc.	155,997	6,255,088
Sumitomo Mitsui Trust Holdings, Inc.	38,668	1,324,711
Sumitomo Realty & Development Co. Ltd.	38,600	870,686
Suntory Beverage & Food Ltd.	16,300	607,468
Suzuki Motor Corp.	44,200	1,608,786
Sysmex Corp.	20,200	1,326,082
T&D Holdings, Inc.(x)	64,800	804,975
Taisei Corp.(x)	20,300	627,598
Takeda Pharmaceutical Co. Ltd.	179,563	5,897,861
TDK Corp.	45,100	1,618,531
Terumo Corp.	78,000	2,105,725
TIS, Inc.	25,400	671,390
Tobu Railway Co. Ltd.	20,700	495,221
Toho Co. Ltd.	13,900	532,264
Tokio Marine Holdings, Inc.	218,300	4,209,085
Tokyo Electric Power Co. Holdings, Inc.*	192,700	687,749
Tokyo Electron Ltd.	53,400	6,529,317
Tokyo Gas Co. Ltd.	47,500	894,446
Tokyu Corp.	62,900	836,533
Toppan, Inc.	32,200	648,660
Toray Industries, Inc.	172,000	983,333
Toshiba Corp.	44,500	1,491,131
Tosoh Corp.	32,200	437,505
TOTO Ltd.	17,100	572,901
Toyota Industries Corp.(x)	16,900	941,092
Toyota Motor Corp.(x)	1,266,650	18,031,034
Toyota Tsusho Corp.	26,300	1,121,007
Trend Micro, Inc.	16,700	818,753
Unicharm Corp.	47,300	1,944,281
USS Co. Ltd.	25,800	447,201
Welcia Holdings Co. Ltd.	13,200	282,441
West Japan Railway Co.	25,600	1,054,602
Yakult Honsha Co. Ltd.	14,600	1,061,415
Yamaha Corp.	16,800	648,418
Yamaha Motor Co. Ltd.	33,600	880,461
Yamato Holdings Co. Ltd.	33,700	578,074
Yaskawa Electric Corp.	29,300	1,283,813
Yokogawa Electric Corp.	28,100	457,386
Z Holdings Corp.(x)	322,700	915,669
ZOZO, Inc.	14,300	327,026

		396,087,096

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	364,070

Luxembourg (0.1%)
ArcelorMittal SA	62,199	1,886,098
Eurofins Scientific SE(x)	15,639	1,049,319

		2,935,417

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	265,000	1,761,620
Sands China Ltd.*	295,200	1,030,323

		2,791,943

Netherlands (5.0%)
ABN AMRO Bank NV (CVA)(m)	50,430	801,027
Adyen NV(m)*	2,574	4,081,378
Aegon NV	220,517	947,689
Akzo Nobel NV	21,660	1,690,612
Argenx SE*	6,577	2,428,704
ASM International NV	5,676	2,304,980
ASML Holding NV	48,072	32,847,356
Euronext NV(m)	10,755	823,534
EXOR NV*	13,376	1,102,237
Heineken Holding NV	12,555	1,153,270
Heineken NV	30,492	3,282,609
IMCD NV	6,556	1,072,981
ING Groep NV	442,742	5,267,335
JDE Peet’s NV	10,624	309,016
Koninklijke Ahold Delhaize NV	127,155	4,349,393
Koninklijke DSM NV	20,708	2,447,532
Koninklijke KPN NV	405,758	1,433,093
Koninklijke Philips NV	104,794	1,913,105
NN Group NV	33,028	1,198,337
OCI NV	13,121	445,404
Randstad NV(x)	13,711	813,962
Shell plc	841,613	24,100,184
Universal Music Group NV	85,237	2,154,708
Wolters Kluwer NV	30,821	3,889,272

		100,857,718

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	833,683
Fisher & Paykel Healthcare Corp. Ltd.	72,402	1,209,260
Mercury NZ Ltd.	88,765	350,870
Meridian Energy Ltd.	149,621	492,286
Spark New Zealand Ltd.	226,432	718,106
Xero Ltd.*	16,176	978,972

		4,583,177

Norway (0.6%)
Aker BP ASA	39,315	964,656
DNB Bank ASA	111,974	2,008,510
Equinor ASA	112,369	3,195,682
Gjensidige Forsikring ASA(x)	24,944	408,778
Kongsberg Gruppen ASA	11,136	449,770
Mowi ASA	51,522	954,134
Norsk Hydro ASA	156,702	1,171,839
Orkla ASA	92,310	655,719
Salmar ASA	7,336	320,187
Telenor ASA	80,575	945,904

		11,075,179

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,822,753
Galp Energia SGPS SA, Class B	63,649	722,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Jeronimo Martins SGPS SA	35,393	$830,000

		3,374,908

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	385,966	833,335
CapitaLand Integrated Commercial Trust (REIT)	617,305	921,742
Capitaland Investment Ltd.	294,200	817,800
City Developments Ltd.	47,700	264,957
DBS Group Holdings Ltd.	216,400	5,378,019
Genting Singapore Ltd.	744,641	627,742
Grab Holdings Ltd., Class A*	161,714	486,759
Jardine Cycle & Carriage Ltd.	12,400	292,919
Keppel Corp. Ltd.	167,900	711,627
Mapletree Logistics Trust (REIT)	386,051	498,156
Mapletree Pan Asia Commercial Trust (REIT)	245,400	333,314
Oversea-Chinese Banking Corp. Ltd.	404,506	3,771,860
Sea Ltd. (ADR)*	43,162	3,735,671
Sembcorp Marine Ltd.*	5,522,177	494,586
Singapore Airlines Ltd.	164,400	709,018
Singapore Exchange Ltd.	98,100	695,641
Singapore Technologies Engineering Ltd.	178,900	493,624
Singapore Telecommunications Ltd.	1,014,800	1,880,468
STMicroelectronics NV	81,039	4,335,275
United Overseas Bank Ltd.	144,675	3,246,296
UOL Group Ltd.	52,911	276,690
Venture Corp. Ltd.	36,400	484,860

		31,290,359

South Africa (0.3%)
Anglo American plc	151,780	5,023,542

South Korea (0.0%)†
Delivery Hero SE(m)*	20,487	697,055

Spain (2.4%)
Acciona SA	3,074	615,959
ACS Actividades de Construccion y Servicios SA	27,337	871,087
Aena SME SA(m)*	8,878	1,437,493
Amadeus IT Group SA*	53,208	3,562,630
Banco Bilbao Vizcaya Argentaria SA	710,541	5,076,273
Banco Santander SA	2,006,028	7,472,867
CaixaBank SA(x)	529,343	2,060,807
Cellnex Telecom SA(m)	64,915	2,526,868
Corp. ACCIONA Energias Renovables SA	8,240	319,653
EDP Renovaveis SA	32,917	754,714
Enagas SA	30,951	594,563
Endesa SA	34,902	757,884
Ferrovial SA	58,857	1,731,397
Grifols SA*	36,105	357,233
Iberdrola SA	733,964	9,142,452
Industria de Diseno Textil SA	129,382	4,345,018
Naturgy Energy Group SA(x)	18,114	545,242
Red Electrica Corp. SA	50,343	885,556
Repsol SA	167,775	2,582,620
Telefonica SA	612,678	2,643,822

		48,284,138

Sweden (2.8%)
Alfa Laval AB	35,219	1,258,455
Assa Abloy AB, Class B	117,827	2,829,007
Atlas Copco AB, Class A	318,300	4,035,569
Atlas Copco AB, Class B	191,951	2,207,054
Boliden AB	32,427	1,275,385
Electrolux AB, Class B(x)	26,592	322,704
Embracer Group AB(x)*	74,507	349,549
Epiroc AB, Class A	77,356	1,536,005
Epiroc AB, Class B	43,088	734,479
EQT AB	35,627	728,701
Essity AB, Class B(x)	71,123	2,033,883
Evolution AB(m)	21,977	2,948,807
Fastighets AB Balder, Class B*	77,838	320,384
Getinge AB, Class B(x)	28,766	702,847
H & M Hennes & Mauritz AB, Class B	90,067	1,286,043
Hexagon AB, Class B	233,637	2,688,528
Holmen AB, Class B(x)	11,684	450,213
Husqvarna AB, Class B	52,123	452,916
Industrivarden AB, Class A	14,864	401,715
Industrivarden AB, Class C(x)	17,064	460,436
Indutrade AB	34,017	722,653
Investment AB Latour, Class B	18,533	377,694
Investor AB, Class A	59,157	1,207,627
Investor AB, Class B	216,371	4,310,331
Kinnevik AB, Class B*	30,063	450,495
L E Lundbergforetagen AB, Class B	9,254	419,287
Lifco AB, Class B(x)	29,260	629,964
Nibe Industrier AB, Class B	180,891	2,062,857
Sagax AB, Class B	23,672	547,113
Sandvik AB	127,962	2,719,371
Securitas AB, Class B(x)	52,381	467,038
Skandinaviska Enskilda Banken AB, Class A*	193,760	2,136,906
Skanska AB, Class B(x)	37,174	569,512
SKF AB, Class B	43,844	865,170
Svenska Cellulosa AB SCA, Class B(x)	73,697	969,197
Svenska Handelsbanken AB, Class A	172,300	1,491,335
Swedbank AB, Class A(x)	105,078	1,724,479
Swedish Orphan Biovitrum AB*	21,037	490,318
Tele2 AB, Class B(x)	70,702	704,365
Telefonaktiebolaget LM Ericsson, Class B(x)	341,027	2,003,337
Telia Co. AB(x)	317,739	807,389
Volvo AB, Class A	26,124	562,926
Volvo AB, Class B	182,801	3,770,462
Volvo Car AB, Class B*	74,215	324,727

		57,357,233

Switzerland (5.4%)
ABB Ltd. (Registered)	187,745	6,438,163
Adecco Group AG (Registered)	19,946	725,969
Alcon, Inc.	59,430	4,216,639
Bachem Holding AG, Class B	3,890	391,350
Baloise Holding AG (Registered)	5,472	853,836
Banque Cantonale Vaudoise (Registered)	3,769	355,549
Barry Callebaut AG (Registered)	429	910,793
BKW AG	2,643	415,424
Chocoladefabriken Lindt & Spruengli AG	120	1,419,703
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,416,795
Cie Financiere Richemont SA (Registered)	62,351	9,994,920
Clariant AG (Registered)*	24,093	399,793
Credit Suisse Group AG (Registered)(x)	420,157	378,560
EMS-Chemie Holding AG (Registered)	795	656,934
Geberit AG (Registered)	4,335	2,424,197
Givaudan SA (Registered)	1,090	3,551,866
Julius Baer Group Ltd.	25,961	1,777,534
Kuehne + Nagel International AG (Registered)	6,543	1,952,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Logitech International SA (Registered)	20,283	$1,178,409
Lonza Group AG (Registered)	8,888	5,345,822
Novartis AG (Registered)	257,244	23,616,254
Partners Group Holding AG	2,760	2,602,227
Schindler Holding AG	5,049	1,116,889
Schindler Holding AG (Registered)	2,528	533,854
SGS SA (Registered)	763	1,676,308
SIG Group AG*	38,092	979,960
Sika AG (Registered)	17,410	4,886,746
Sonova Holding AG (Registered)	6,234	1,838,303
Straumann Holding AG (Registered)	13,165	1,974,333
Swatch Group AG (The)	3,541	1,217,544
Swatch Group AG (The) (Registered)	6,356	402,722
Swiss Life Holding AG (Registered)	3,701	2,282,136
Swiss Prime Site AG (Registered)	8,921	742,687
Swisscom AG (Registered)	3,111	1,985,013
Temenos AG (Registered)	7,912	550,733
UBS Group AG (Registered)	399,954	8,445,491
VAT Group AG(m)	3,107	1,122,448
Zurich Insurance Group AG	17,972	8,599,442

		109,378,047

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.4%)
3i Group plc	115,930	2,417,340
abrdn plc(x)	262,441	660,939
Admiral Group plc	20,089	505,658
Ashtead Group plc	52,049	3,188,948
Associated British Foods plc	42,525	1,020,606
AstraZeneca plc	185,081	25,689,271
Auto Trader Group plc(m)	105,579	804,696
Aviva plc	335,493	1,676,946
BAE Systems plc	368,354	4,465,561
Barclays plc	1,910,525	3,449,496
Barratt Developments plc	113,544	655,641
Berkeley Group Holdings plc	13,072	678,197
BP plc	2,163,992	13,700,115
British American Tobacco plc	252,682	8,855,178
British Land Co. plc (The) (REIT)	109,910	527,763
BT Group plc	865,378	1,557,125
Bunzl plc	39,584	1,495,736
Burberry Group plc	46,189	1,477,944
CK Hutchison Holdings Ltd.	325,152	2,019,012
CNH Industrial NV	124,656	1,906,905
Coca-Cola Europacific Partners plc	25,431	1,505,261
Compass Group plc	210,311	5,288,048
Croda International plc	16,272	1,307,029
DCC plc	12,254	715,193
Diageo plc	271,979	12,138,534
Entain plc	68,715	1,069,410
Halma plc	44,220	1,220,768
Hargreaves Lansdown plc	42,558	421,181
HSBC Holdings plc	2,385,107	16,237,986
Imperial Brands plc	108,374	2,492,294
Informa plc	170,825	1,459,799
InterContinental Hotels Group plc	21,881	1,437,766
Intertek Group plc	19,816	993,201
J Sainsbury plc	213,509	735,242
JD Sports Fashion plc	289,119	636,559
Johnson Matthey plc	20,891	511,965
Just Eat Takeaway.com NV(m)*	21,345	408,016
Kingfisher plc	234,124	756,481
Land Securities Group plc (REIT)	78,087	600,188
Legal & General Group plc	709,512	2,098,622
Lloyds Banking Group plc	7,977,309	4,706,187
London Stock Exchange Group plc	46,026	4,473,003
M&G plc	265,973	651,466
Melrose Industries plc	479,703	988,724
National Grid plc	437,007	5,931,778
NatWest Group plc	642,354	2,098,818
Next plc	15,521	1,261,305
Ocado Group plc*	71,902	477,199
Pearson plc	80,459	839,680
Persimmon plc	38,842	604,102
Phoenix Group Holdings plc	90,768	613,166
Reckitt Benckiser Group plc	85,475	6,493,928
RELX plc (London Stock Exchange)	99,238	3,212,570
RELX plc (Turquoise Stock Exchange)	130,049	4,211,253
Rentokil Initial plc	296,616	2,168,792
Rolls-Royce Holdings plc*	968,660	1,789,039
Sage Group plc (The)	126,916	1,216,070
Schroders plc	78,548	447,599
Segro plc (REIT)	140,839	1,340,527
Severn Trent plc	30,252	1,074,507
Smith & Nephew plc	100,668	1,400,634
Smiths Group plc	43,135	914,139
Spirax-Sarco Engineering plc	8,716	1,279,104
SSE plc	128,507	2,862,438
St James’s Place plc	63,196	946,739
Standard Chartered plc	293,116	2,230,245
Taylor Wimpey plc	440,342	648,657
Tesco plc	873,915	2,865,641
Unilever plc (Cboe Europe)	207,162	10,714,153
Unilever plc (London Stock Exchange)	94,883	4,915,685
United Utilities Group plc	78,462	1,026,033
Vodafone Group plc	3,107,809	3,435,026
Whitbread plc	23,130	854,387
WPP plc	124,076	1,472,065

		208,951,279

United States (6.7%)
Computershare Ltd.	67,508	978,517
CSL Ltd.	57,538	11,101,869
CyberArk Software Ltd.*	5,030	744,339
Experian plc	109,961	3,619,391
GSK plc	485,830	8,664,963
Haleon plc	607,079	2,421,968
Holcim AG*	65,670	4,236,175
James Hardie Industries plc (CHDI)	53,236	1,142,736
Nestle SA (Registered)	328,477	40,099,424
QIAGEN NV*	28,002	1,272,884
Roche Holding AG	83,918	24,016,273
Roche Holding AG CHF 1	3,322	999,020
Sanofi	136,256	14,838,572
Schneider Electric SE	64,804	10,833,217
Stellantis NV (Euronext Paris)	146,873	2,672,242
Stellantis NV (Italian Stock Exchange)	120,049	2,184,405
Swiss Re AG	35,692	3,671,137
Tenaris SA	58,253	828,474

		134,325,606

Total Common Stocks (90.8%) (Cost $1,457,101,199)		1,831,135,986

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,980,464, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $3,038,858.(xx)	$2,979,272	$2,979,272
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $15,006,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $15,308,163.(xx)	15,000,000	15,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $15,010,313, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $16,544,280.(xx)	15,000,000	15,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $6,002,415, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $6,122,463.(xx)	6,000,000	6,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $4,001,643, collateralized by various Common Stocks; total market value $4,446,495.(xx)	4,000,000	4,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $3,001,233, collateralized by various Common Stocks; total market value $3,334,872.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		45,979,272

Total Short-Term Investments (2.4%) (Cost $48,979,272)		48,979,272

Total Investments in Securities (93.2%) (Cost $1,506,080,471)		1,880,115,258
Other Assets Less Liabilities (6.8%)		137,569,335

Net Assets (100%)		$2,017,684,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $27,738,459 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $63,795,401. This was collateralized by $18,870,705 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/27/23 – 11/15/52 and by cash of $48,979,272 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$331,401,634	16.4%
Industrials	286,967,514	14.2
Health Care	241,210,829	11.9
Consumer Discretionary	223,961,739	11.1
Consumer Staples	190,862,644	9.5
Information Technology	144,755,056	7.2
Materials	141,200,405	7.0
Communication Services	82,437,703	4.1
Energy	82,118,319	4.1
Utilities	62,655,901	3.1
Repurchase Agreements	45,979,272	2.3
Real Estate	43,564,242	2.2
Investment Company	3,000,000	0.1
Cash and Other	137,569,335	6.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,565	6/2023	EUR	72,319,503	3,890,777
FTSE 100 Index	474	6/2023	GBP	44,667,250	742,084
SPI 200 Index	148	6/2023	AUD	17,785,249	132,980
TOPIX Index	294	6/2023	JPY	44,362,945	(89,789)

					4,676,052

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	21,730,892	USD	14,462,430	HSBC Bank plc	6/16/2023	103,201
GBP	33,251,977	USD	40,371,126	HSBC Bank plc	6/16/2023	709,151
JPY	4,930,517,773	USD	37,210,332	HSBC Bank plc	6/16/2023	332,426

Total unrealized appreciation						1,144,778

JPY	143,458,343	USD	1,094,904	HSBC Bank plc	6/16/2023	(2,560)
USD	71,757,966	EUR	66,735,562	HSBC Bank plc	6/16/2023	(922,603)
USD	1,692,554	JPY	223,124,879	HSBC Bank plc	6/16/2023	(6,400)

Total unrealized depreciation						(931,563)

Net unrealized appreciation						213,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$142,633,489	$—		$142,633,489
Austria	—	4,299,800	—		4,299,800
Belgium	—	16,010,010	—		16,010,010
Brazil	—	866,492	—		866,492
Chile	—	887,503	—		887,503
China	—	11,331,391	—		11,331,391
Denmark	—	55,963,620	—		55,963,620
Finland	—	22,186,103	—		22,186,103
France	—	195,426,188	—		195,426,188
Germany	—	155,957,659	—		155,957,659
Hong Kong	1,730,058	44,669,305	—		46,399,363
Ireland	1,133,822	10,543,724	—		11,677,546
Israel	3,452,771	8,204,870	—		11,657,641
Italy	—	38,462,414	—		38,462,414
Japan	—	396,087,096	—		396,087,096
Jordan	—	364,070	—		364,070
Luxembourg	—	2,935,417	—		2,935,417
Macau	—	2,791,943	—		2,791,943
Netherlands	—	100,857,718	—		100,857,718
New Zealand	—	4,583,177	—		4,583,177
Norway	—	11,075,179	—		11,075,179
Portugal	—	3,374,908	—		3,374,908
Singapore	4,222,430	27,067,929	—		31,290,359
South Africa	—	5,023,542	—		5,023,542
South Korea	—	697,055	—		697,055
Spain	—	48,284,138	—		48,284,138
Sweden	—	57,357,233	—		57,357,233
Switzerland	—	109,378,047	—		109,378,047
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,505,261	207,446,018	—		208,951,279
United States	744,339	133,581,267	—		134,325,606
Forward Currency Contracts	—	1,144,778	—		1,144,778
Futures	4,765,841	—	—		4,765,841
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	45,979,272	—		45,979,272

Total Assets	$20,554,522	$1,865,471,355	$—		$1,886,025,877

Liabilities:
Forward Currency Contracts	$—	$(931,563)	$—		$(931,563)
Futures	(89,789)	—	—		(89,789)

Total Liabilities	$(89,789)	$(931,563)	$—		$(1,021,352)

Total	$20,464,733	$1,864,539,792	$—		$1,885,004,525

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$577,424,155
Aggregate gross unrealized depreciation	(225,927,769)

Net unrealized appreciation	$351,496,386

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,533,508,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	36,909	$710,498
Bezeq The Israeli Telecommunication Corp. Ltd.	12,433	16,949
BT Group plc	40,865	73,531
Cellnex Telecom SA(m)	3,474	135,228
Deutsche Telekom AG (Registered)	19,554	473,616
Elisa OYJ	919	55,386
HKT Trust & HKT Ltd.	21,918	29,180
Infrastrutture Wireless Italiane SpA(m)	1,944	25,624
Koninklijke KPN NV	19,802	69,938
Nippon Telegraph & Telephone Corp.	7,252	216,599
Orange SA	12,021	142,836
Singapore Telecommunications Ltd.	47,781	88,540
Spark New Zealand Ltd.	10,804	34,264
Swisscom AG (Registered)	158	100,814
Telecom Italia SpA(x)*	57,658	19,113
Telefonica Deutschland Holding AG	6,024	18,537
Telefonica SA	30,183	130,245
Telenor ASA	4,049	47,533
Telia Co. AB(x)	15,382	39,086
Telstra Group Ltd.	22,297	62,986
United Internet AG (Registered)	561	9,658
Verizon Communications, Inc.	21,747	845,741

		3,345,902

Entertainment (0.8%)
Activision Blizzard, Inc.	3,688	315,656
Bollore SE	5,116	31,576
Capcom Co. Ltd.	1,019	36,454
Electronic Arts, Inc.	1,349	162,487
Embracer Group AB*	3,237	15,186
Koei Tecmo Holdings Co. Ltd.(x)	680	12,284
Konami Group Corp.	539	24,744
Live Nation Entertainment, Inc.*	738	51,660
Netflix, Inc.*	2,306	796,677
Nexon Co. Ltd.	2,855	68,165
Nintendo Co. Ltd.	6,719	260,465
Sea Ltd. (ADR)*	2,194	189,891
Square Enix Holdings Co. Ltd.	496	23,833
Take-Two Interactive Software, Inc.*	821	97,945
Toho Co. Ltd.	647	24,775
Universal Music Group NV	4,413	111,556
Walt Disney Co. (The)*	9,459	947,130
Warner Bros Discovery, Inc.*	11,442	172,774

		3,343,258

Interactive Media & Services (2.1%)
Adevinta ASA*	1,486	10,538
Alphabet, Inc., Class A*	30,840	3,199,033
Alphabet, Inc., Class C*	26,884	2,795,936
Auto Trader Group plc(m)	4,951	37,735
Match Group, Inc.*	1,446	55,512
Meta Platforms, Inc., Class A*	11,525	2,442,609
REA Group Ltd.	366	34,110
Scout24 SE(m)	506	30,019
SEEK Ltd.	1,943	31,399
Z Holdings Corp.(x)	15,506	43,999

		8,680,890

Media (0.4%)
Charter Communications, Inc., Class A*	545	194,897
Comcast Corp., Class A	21,782	825,756
CyberAgent, Inc.	2,341	19,846
Dentsu Group, Inc.	1,251	44,061
DISH Network Corp., Class A*	1,302	12,148
Fox Corp., Class A	1,537	52,335
Fox Corp., Class B	714	22,355
Hakuhodo DY Holdings, Inc.(x)	1,352	15,322
Informa plc	8,013	68,476
Interpublic Group of Cos., Inc. (The)	2,012	74,927
News Corp., Class A	1,980	34,195
News Corp., Class B	610	10,632
Omnicom Group, Inc.	1,050	99,057
Paramount Global, Class B(x)	2,615	58,341
Publicis Groupe SA	1,410	110,157
Vivendi SE	4,064	41,023
WPP plc	6,140	72,846

		1,756,374

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,653	298,099
SoftBank Corp.	17,218	198,616
SoftBank Group Corp.(x)	7,234	284,760
Tele2 AB, Class B(x)	3,338	33,255
T-Mobile US, Inc.*	3,067	444,224
Vodafone Group plc	152,910	169,010

		1,427,964

Total Communication Services		18,554,388

Consumer Discretionary (7.1%)
Automobile Components (0.2%)
Aisin Corp.(x)	852	23,480
Aptiv plc*	1,403	157,403
BorgWarner, Inc.	1,212	59,521
Bridgestone Corp.	3,431	139,380
Cie Generale des Etablissements Michelin SCA	4,076	124,757
Continental AG	721	53,889
Denso Corp.	2,592	146,316
Koito Manufacturing Co. Ltd.	1,208	22,881
Sumitomo Electric Industries Ltd.	3,913	50,275
Valeo	1,095	22,534

		800,436

Automobiles (1.5%)
Bayerische Motoren Werke AG	2,033	222,597
Bayerische Motoren Werke AG (Preference)(q)	351	35,904
Dr Ing hc F Porsche AG (Preference)(q)*	722	92,405
Ferrari NV	775	209,900
Ford Motor Co.	20,273	255,440
General Motors Co.	7,221	264,866
Honda Motor Co. Ltd.	9,845	261,884
Isuzu Motors Ltd.	3,374	40,382
Mazda Motor Corp.	3,290	30,630
Mercedes-Benz Group AG	4,873	374,333
Nissan Motor Co. Ltd.(x)	13,433	51,105
Porsche Automobil Holding SE (Preference)(q)	950	54,522
Renault SA*	1,229	50,178
Stellantis NV	13,554	246,628
Subaru Corp.	3,560	56,983
Suzuki Motor Corp.	2,276	82,842
Tesla, Inc.*	13,926	2,889,088
Toyota Motor Corp.(x)	63,571	904,947
Volkswagen AG	187	32,044
Volkswagen AG (Preference)(q)	1,140	155,558
Volvo Car AB, Class B(x)*	3,504	15,332
Yamaha Motor Co. Ltd.	1,722	45,124

		6,372,692

Broadline Retail (1.4%)
Amazon.com, Inc.*	46,161	4,767,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.	2,810	$124,680
Etsy, Inc.*	651	72,476
Next plc	769	62,492
Pan Pacific International Holdings Corp.	2,290	44,315
Prosus NV*	4,830	377,718
Rakuten Group, Inc.	5,024	23,429
Wesfarmers Ltd.(x)	6,870	231,579

		5,704,659

Distributors (0.1%)
D’ieteren Group	174	33,847
Genuine Parts Co.	730	122,136
LKQ Corp.	1,314	74,583
Pool Corp.	202	69,173

		299,739

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	1,208	22,165
Pearson plc	3,853	40,210

		62,375

Hotels, Restaurants & Leisure (1.3%)
Accor SA*	984	32,017
Amadeus IT Group SA*	2,769	185,403
Aristocrat Leisure Ltd.	3,487	87,194
Booking Holdings, Inc.*	201	533,134
Caesars Entertainment, Inc.*	1,111	54,228
Carnival Corp.(x)*	5,189	52,668
Chipotle Mexican Grill, Inc.*	143	244,286
Compass Group plc	10,548	265,218
Darden Restaurants, Inc.	630	97,751
Delivery Hero SE(m)*	1,050	35,725
Domino’s Pizza, Inc.	183	60,366
Entain plc	3,388	52,727
Evolution AB(m)	1,139	152,828
Expedia Group, Inc.*	765	74,228
Flutter Entertainment plc*	1,007	183,153
Galaxy Entertainment Group Ltd.*	12,592	83,707
Genting Singapore Ltd.	34,991	29,498
Hilton Worldwide Holdings, Inc.	1,380	194,401
InterContinental Hotels Group plc	1,057	69,454
Just Eat Takeaway.com NV(m)*	1,043	19,937
La Francaise des Jeux SAEM(m)	686	28,600
Las Vegas Sands Corp.*	1,702	97,780
Lottery Corp. Ltd. (The)	12,855	44,155
Marriott International, Inc., Class A	1,393	231,294
McDonald’s Corp.	3,792	1,060,281
McDonald’s Holdings Co. Japan Ltd.(x)	587	24,410
MGM Resorts International	1,629	72,360
Norwegian Cruise Line Holdings Ltd.(x)*	2,182	29,348
Oriental Land Co. Ltd.(x)	6,100	208,592
Royal Caribbean Cruises Ltd.*	1,137	74,246
Sands China Ltd.*	14,049	49,035
Sodexo SA	574	56,076
Starbucks Corp.	5,951	619,678
Whitbread plc	1,303	48,131
Wynn Resorts Ltd.*	534	59,760
Yum! Brands, Inc.	1,450	191,516

		5,403,185

Household Durables (0.4%)
Barratt Developments plc	5,898	34,057
Berkeley Group Holdings plc	650	33,723
DR Horton, Inc.	1,618	158,062
Electrolux AB, Class B(x)	1,305	15,837
Garmin Ltd.	794	80,131
Iida Group Holdings Co. Ltd.	851	13,886
Lennar Corp., Class A	1,313	138,009
Mohawk Industries, Inc.*	273	27,360
Newell Brands, Inc.	1,949	24,246
NVR, Inc.*	16	89,155
Open House Group Co. Ltd.	474	17,775
Panasonic Holdings Corp.	12,779	114,376
Persimmon plc	1,846	28,711
PulteGroup, Inc.	1,168	68,071
SEB SA	160	18,264
Sekisui Chemical Co. Ltd.	2,182	30,953
Sekisui House Ltd.	3,565	72,645
Sharp Corp.(x)*	1,239	8,761
Sony Group Corp.	7,621	692,857
Taylor Wimpey plc	21,101	31,083
Whirlpool Corp.	282	37,230

		1,735,192

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	3,669	79,022
Hasbro, Inc.	672	36,080
Shimano, Inc.	458	79,453
Yamaha Corp.	900	34,736

		229,291

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	307	37,334
AutoZone, Inc.*	97	238,441
Bath & Body Works, Inc.	1,183	43,274
Best Buy Co., Inc.	1,020	79,835
CarMax, Inc.*	818	52,581
Fast Retailing Co. Ltd.	1,068	233,509
H & M Hennes & Mauritz AB, Class B	4,226	60,342
Hikari Tsushin, Inc.	121	17,018
Home Depot, Inc. (The)	5,277	1,557,348
Industria de Diseno Textil SA	6,535	219,464
JD Sports Fashion plc	14,924	32,858
Kingfisher plc	10,937	35,339
Lowe’s Cos., Inc.	3,131	626,106
Nitori Holdings Co. Ltd.	514	61,972
O’Reilly Automotive, Inc.*	323	274,221
Ross Stores, Inc.	1,783	189,230
TJX Cos., Inc. (The)	5,983	468,828
Tractor Supply Co.	572	134,443
Ulta Beauty, Inc.*	263	143,511
USS Co. Ltd.	1,268	21,979
Zalando SE(m)*	1,412	59,091
ZOZO, Inc.	721	16,489

		4,603,213

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	977	172,500
Burberry Group plc	2,342	74,939
Cie Financiere Richemont SA (Registered)	3,150	504,948
Hermes International	192	388,917
Kering SA	453	295,653
LVMH Moet Hennessy Louis Vuitton SE	1,668	1,528,652
Moncler SpA	1,219	84,256
NIKE, Inc., Class B	6,450	791,028
Pandora A/S	578	55,392
Puma SE	690	42,555
Ralph Lauren Corp.(x)	213	24,851
Swatch Group AG (The)	174	59,829
Swatch Group AG (The) (Registered)	304	19,262
Tapestry, Inc.	1,222	52,680
VF Corp.	1,711	39,199

		4,134,661

Total Consumer Discretionary		29,345,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.4%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	5,220	$348,079
Asahi Group Holdings Ltd.	2,793	103,983
Brown-Forman Corp., Class B	947	60,864
Budweiser Brewing Co. APAC Ltd.(m)	9,962	30,252
Carlsberg A/S, Class B	618	95,555
Coca-Cola Co. (The)	20,153	1,250,091
Coca-Cola Europacific Partners plc	1,294	76,592
Coca-Cola HBC AG*	1,161	31,759
Constellation Brands, Inc., Class A	841	189,974
Davide Campari-Milano NV	3,024	36,884
Diageo plc	13,711	611,928
Heineken Holding NV	695	63,841
Heineken NV	1,599	172,140
Keurig Dr Pepper, Inc.	4,400	155,232
Kirin Holdings Co. Ltd.	4,760	75,329
Molson Coors Beverage Co., Class B	973	50,285
Monster Beverage Corp.*	3,944	213,015
PepsiCo, Inc.	7,131	1,299,981
Pernod Ricard SA	1,260	285,491
Remy Cointreau SA	160	29,162
Suntory Beverage & Food Ltd.	804	29,963
Treasury Wine Estates Ltd.	4,177	36,642

		5,247,042

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	3,784	73,359
Carrefour SA	3,618	73,141
Coles Group Ltd.	7,719	93,069
Costco Wholesale Corp.	2,298	1,141,807
Dollar General Corp.	1,158	243,713
Dollar Tree, Inc.*	1,077	154,603
Endeavour Group Ltd.	7,793	35,342
HelloFresh SE*	955	22,741
J Sainsbury plc	10,119	34,846
Jeronimo Martins SGPS SA	1,638	38,413
Kesko OYJ, Class B	1,580	33,984
Kobe Bussan Co. Ltd.	992	27,689
Koninklijke Ahold Delhaize NV	6,235	213,271
Kroger Co. (The)	3,373	166,525
MatsukiyoCocokara & Co.	689	36,490
Ocado Group plc*	2,824	18,742
Seven & i Holdings Co. Ltd.	4,595	207,280
Sysco Corp.	2,628	202,960
Target Corp.	2,383	394,696
Tesco plc	43,393	142,289
Walgreens Boots Alliance, Inc.	3,707	128,188
Walmart, Inc.	7,261	1,070,634
Welcia Holdings Co. Ltd.	545	11,661
Woolworths Group Ltd.	7,233	183,431

		4,748,874

Food Products (1.2%)
Ajinomoto Co., Inc.	2,701	93,994
Archer-Daniels-Midland Co.	2,833	225,677
Associated British Foods plc	2,061	49,464
Barry Callebaut AG (Registered)	23	48,830
Bunge Ltd.	776	74,124
Campbell Soup Co.	1,039	57,124
Chocoladefabriken Lindt & Spruengli AG	7	82,816
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118,066
Conagra Brands, Inc.	2,468	92,698
Danone SA	3,866	240,342
General Mills, Inc.	3,053	260,909
Hershey Co. (The)	761	193,606
Hormel Foods Corp.	1,500	59,820
J M Smucker Co. (The)	552	86,868
JDE Peet’s NV	581	16,899
Kellogg Co.	1,325	88,722
Kerry Group plc, Class A	969	96,570
Kikkoman Corp.	928	47,339
Kraft Heinz Co. (The)	4,123	159,436
Lamb Weston Holdings, Inc.	745	77,867
McCormick & Co., Inc. (Non-Voting)	1,298	108,007
Meiji Holdings Co. Ltd.	1,412	33,580
Mondelez International, Inc., Class A	7,059	492,154
Mowi ASA	2,350	43,520
Nestle SA (Registered)	16,571	2,022,935
Nisshin Seifun Group, Inc.	1,144	13,387
Nissin Foods Holdings Co. Ltd.	367	33,566
Orkla ASA	4,346	30,872
Salmar ASA	475	20,732
Tyson Foods, Inc., Class A	1,479	87,734
WH Group Ltd.(m)	48,258	28,683
Wilmar International Ltd.	11,116	35,277
Yakult Honsha Co. Ltd.	831	60,414

		5,182,032

Household Products (0.8%)
Church & Dwight Co., Inc.	1,263	111,662
Clorox Co. (The)	640	101,274
Colgate-Palmolive Co.	4,325	325,024
Essity AB, Class B(x)	3,726	106,551
Henkel AG & Co. KGaA	676	49,158
Henkel AG & Co. KGaA (Preference)(q)	1,106	86,429
Kimberly-Clark Corp.	1,748	234,616
Procter & Gamble Co. (The)	12,215	1,816,248
Reckitt Benckiser Group plc	4,336	329,426
Unicharm Corp.	2,486	102,188

		3,262,576

Personal Care Products (0.5%)
Beiersdorf AG	633	82,350
Estee Lauder Cos., Inc. (The), Class A	1,200	295,752
Haleon plc	29,897	119,275
Kao Corp.	2,875	112,260
Kobayashi Pharmaceutical Co. Ltd.	308	18,815
Kose Corp.	196	23,280
L’Oreal SA	1,461	653,654
Shiseido Co. Ltd.	2,452	115,079
Unilever plc	15,305	792,919

		2,213,384

Tobacco (0.5%)
Altria Group, Inc.	9,245	412,512
British American Tobacco plc	12,804	448,713
Imperial Brands plc	5,448	125,288
Japan Tobacco, Inc.	7,193	151,820
Philip Morris International, Inc.	8,027	780,626

		1,918,959

Total Consumer Staples		22,572,867

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	5,209	150,332
Halliburton Co.	4,681	148,107
Schlumberger NV	7,354	361,081
Tenaris SA	2,732	38,855

		698,375

Oil, Gas & Consumable Fuels (2.8%)
Aker BP ASA	1,980	48,582
Ampol Ltd.	1,379	28,226
APA Corp.	1,665	60,040
BP plc	109,351	692,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Chevron Corp.	9,211	$1,502,867
ConocoPhillips	6,337	628,694
Coterra Energy, Inc.	4,083	100,197
Devon Energy Corp.	3,385	171,315
Diamondback Energy, Inc.	952	128,682
ENEOS Holdings, Inc.	17,757	62,283
Eni SpA	14,986	209,921
EOG Resources, Inc.	3,041	348,590
EQT Corp.	1,901	60,661
Equinor ASA	5,791	164,691
Exxon Mobil Corp.	21,323	2,338,280
Galp Energia SGPS SA, Class B	2,900	32,903
Hess Corp.	1,437	190,173
Idemitsu Kosan Co. Ltd.(x)	1,206	26,374
Inpex Corp.	5,923	63,021
Kinder Morgan, Inc.	10,243	179,355
Marathon Oil Corp.	3,288	78,780
Marathon Petroleum Corp.	2,351	316,985
Neste OYJ	2,558	126,167
Occidental Petroleum Corp.	3,765	235,049
OMV AG	951	43,555
ONEOK, Inc.	2,314	147,032
Phillips 66	2,413	244,630
Pioneer Natural Resources Co.	1,230	251,215
Repsol SA	8,061	124,086
Santos Ltd.	18,618	85,926
Shell plc	42,529	1,217,848
Targa Resources Corp.	1,172	85,497
TotalEnergies SE	14,998	884,923
Valero Energy Corp.	1,996	278,642
Washington H Soul Pattinson & Co. Ltd.	1,253	25,392
Williams Cos., Inc. (The)	6,307	188,327
Woodside Energy Group Ltd.	11,362	256,011

		11,627,215

Total Energy		12,325,590

Financials (9.6%)
Banks (3.4%)
ABN AMRO Bank NV (CVA)(m)	2,433	38,646
AIB Group plc	6,425	26,169
ANZ Group Holdings Ltd.	17,923	276,090
Banco Bilbao Vizcaya Argentaria SA(x)	35,696	255,021
Banco Santander SA	100,101	372,897
Bank Hapoalim BM	7,467	62,180
Bank Leumi Le-Israel BM	9,166	69,320
Bank of America Corp.	36,140	1,033,604
Bank of Ireland Group plc	6,431	65,076
Banque Cantonale Vaudoise (Registered)	181	17,075
Barclays plc	93,466	168,755
BNP Paribas SA	6,689	400,067
BOC Hong Kong Holdings Ltd.	21,413	66,547
CaixaBank SA(x)	25,654	99,875
Chiba Bank Ltd. (The)	3,067	19,805
Citigroup, Inc.	10,029	470,260
Citizens Financial Group, Inc.	2,550	77,443
Comerica, Inc.	678	29,439
Commerzbank AG*	6,414	67,476
Commonwealth Bank of Australia	10,202	671,726
Concordia Financial Group Ltd.	6,299	23,249
Credit Agricole SA	7,157	80,911
Danske Bank A/S*	4,212	84,713
DBS Group Holdings Ltd.	10,903	270,964
DNB Bank ASA	5,647	101,292
Erste Group Bank AG	2,127	70,354
Fifth Third Bancorp	3,539	94,279
FinecoBank Banca Fineco SpA	3,529	54,269
First International Bank of Israel Ltd. (The)	333	11,782
First Republic Bank	962	13,458
Hang Seng Bank Ltd.	4,425	62,775
HSBC Holdings plc	120,323	819,168
Huntington Bancshares, Inc.	7,472	83,686
ING Groep NV	22,216	264,305
Intesa Sanpaolo SpA	97,258	250,307
Israel Discount Bank Ltd., Class A	6,735	33,129
Japan Post Bank Co. Ltd.(x)	9,043	73,962
JPMorgan Chase & Co.	15,188	1,979,148
KBC Group NV	1,526	104,914
KeyCorp	4,833	60,509
Lloyds Banking Group plc	401,657	236,956
M&T Bank Corp.	877	104,863
Mediobanca Banca di Credito Finanziario SpA	3,145	31,669
Mitsubishi UFJ Financial Group, Inc.	71,658	459,772
Mizrahi Tefahot Bank Ltd.	969	30,407
Mizuho Financial Group, Inc.(x)	14,460	205,072
National Australia Bank Ltd.	19,019	353,069
NatWest Group plc	31,780	103,837
Nordea Bank Abp	19,768	210,974
Oversea-Chinese Banking Corp. Ltd.	20,298	189,271
PNC Financial Services Group, Inc. (The)	2,076	263,860
Regions Financial Corp.	4,836	89,756
Resona Holdings, Inc.(x)	13,020	62,939
Shizuoka Financial Group, Inc.(x)	2,582	18,561
Skandinaviska Enskilda Banken AB, Class A*	9,417	103,857
Societe Generale SA	4,892	110,426
Standard Chartered plc	14,606	111,133
Sumitomo Mitsui Financial Group, Inc.	7,865	315,367
Sumitomo Mitsui Trust Holdings, Inc.	1,972	67,558
Svenska Handelsbanken AB, Class A	8,440	73,052
Swedbank AB, Class A(x)	5,487	90,049
Truist Financial Corp.	6,870	234,267
UniCredit SpA	11,516	218,119
United Overseas Bank Ltd.	7,088	159,044
US Bancorp	7,214	260,065
Wells Fargo & Co.	19,730	737,507
Westpac Banking Corp.	20,988	304,447
Zions Bancorp NA	775	23,196

		13,993,738

Capital Markets (1.8%)
3i Group plc	5,889	122,796
abrdn plc(x)	10,634	26,781
Ameriprise Financial, Inc.	545	167,042
Amundi SA(m)	430	27,166
ASX Ltd.	1,224	53,292
Bank of New York Mellon Corp. (The)	3,809	173,081
BlackRock, Inc.	775	518,568
Cboe Global Markets, Inc.	549	73,698
Charles Schwab Corp. (The)	7,898	413,697
CME Group, Inc.	1,863	356,802
Credit Suisse Group AG (Registered)	21,704	19,555
Daiwa Securities Group, Inc.(x)	7,324	34,415
Deutsche Bank AG (Registered)	12,453	126,275
Deutsche Boerse AG	1,155	224,788
EQT AB	2,142	43,812
Euronext NV(m)	568	43,493
FactSet Research Systems, Inc.	198	82,188
Franklin Resources, Inc.	1,477	39,790
Futu Holdings Ltd. (ADR)(x)*	416	21,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	1,753	$573,424
Hargreaves Lansdown plc	2,058	20,367
Hong Kong Exchanges & Clearing Ltd.	7,223	320,591
Intercontinental Exchange, Inc.	2,894	301,815
Invesco Ltd.	2,355	38,622
Japan Exchange Group, Inc.	2,948	44,979
Julius Baer Group Ltd.	1,282	87,778
London Stock Exchange Group plc	2,297	223,232
Macquarie Group Ltd.	2,230	262,699
MarketAxess Holdings, Inc.	195	76,302
Moody’s Corp.	816	249,712
Morgan Stanley	6,765	593,967
MSCI, Inc.	414	231,712
Nasdaq, Inc.	1,755	95,946
Nomura Holdings, Inc.(x)	16,486	63,641
Northern Trust Corp.	1,079	95,092
Partners Group Holding AG	141	132,940
Raymond James Financial, Inc.	1,004	93,643
S&P Global, Inc.	1,705	587,833
SBI Holdings, Inc.	1,415	28,085
Schroders plc	5,342	30,441
Singapore Exchange Ltd.	4,650	32,974
St James’s Place plc	3,123	46,786
State Street Corp.	1,807	136,772
T. Rowe Price Group, Inc.	1,161	131,077
UBS Group AG (Registered)	20,072	423,843

		7,493,082

Consumer Finance (0.2%)
American Express Co.	3,083	508,541
Capital One Financial Corp.	1,974	189,820
Discover Financial Services	1,383	136,696
Synchrony Financial	2,263	65,808

		900,865

Financial Services (2.1%)
Adyen NV(m)*	132	209,301
Berkshire Hathaway, Inc., Class B*	9,329	2,880,515
Edenred	1,543	91,294
Eurazeo SE	294	20,946
EXOR NV*	701	57,765
Fidelity National Information Services, Inc.	3,072	166,902
Fiserv, Inc.*	3,288	371,643
FleetCor Technologies, Inc.*	382	80,545
Global Payments, Inc.	1,362	143,337
GMO Payment Gateway, Inc.	300	25,821
Groupe Bruxelles Lambert NV	598	51,062
Industrivarden AB, Class A	760	20,540
Industrivarden AB, Class C	924	24,932
Investor AB, Class A	2,885	58,894
Investor AB, Class B	10,859	216,323
Jack Henry & Associates, Inc.	378	56,972
Kinnevik AB, Class B*	1,401	20,994
L E Lundbergforetagen AB, Class B	439	19,891
M&G plc	13,062	31,994
Mastercard, Inc., Class A	4,369	1,587,738
Mitsubishi HC Capital, Inc.	3,819	19,738
Nexi SpA(m)*	3,538	28,846
ORIX Corp.	7,068	116,570
PayPal Holdings, Inc.*	5,858	444,856
Sofina SA	111	25,000
Visa, Inc., Class A	8,414	1,897,020
Wendel SE	155	16,417
Worldline SA(m)*	1,496	63,579

		8,749,435

Insurance (2.1%)
Admiral Group plc	1,117	28,116
Aegon NV	10,342	44,446
Aflac, Inc.	2,899	187,043
Ageas SA/NV	1,018	44,008
AIA Group Ltd.	71,146	747,558
Allianz SE (Registered)	2,431	561,177
Allstate Corp. (The)	1,362	150,923
American International Group, Inc.	3,847	193,735
Aon plc, Class A	1,064	335,469
Arch Capital Group Ltd.*	1,915	129,971
Arthur J Gallagher & Co.	1,098	210,058
Assicurazioni Generali SpA	6,692	133,587
Assurant, Inc.	274	32,899
Aviva plc	16,500	82,474
AXA SA	11,276	344,784
Baloise Holding AG (Registered)	303	47,279
Brown & Brown, Inc.	1,217	69,880
Chubb Ltd.	2,149	417,293
Cincinnati Financial Corp.	814	91,233
Dai-ichi Life Holdings, Inc.(x)	5,817	106,880
Everest Re Group Ltd.	203	72,678
Gjensidige Forsikring ASA	1,157	18,961
Globe Life, Inc.	468	51,489
Hannover Rueck SE	383	74,924
Hartford Financial Services Group, Inc. (The)	1,632	113,734
Insurance Australia Group Ltd.	14,264	44,792
Japan Post Holdings Co. Ltd.	14,252	115,966
Japan Post Insurance Co. Ltd.	1,156	18,048
Legal & General Group plc	34,545	102,179
Lincoln National Corp.	797	17,909
Loews Corp.	1,010	58,600
Marsh & McLennan Cos., Inc.	2,563	426,868
Medibank Pvt Ltd.	15,936	35,890
MetLife, Inc.	3,413	197,749
MS&AD Insurance Group Holdings, Inc.(x)	2,584	80,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	850	297,280
NN Group NV	1,683	61,063
Phoenix Group Holdings plc	4,048	27,346
Poste Italiane SpA(m)	3,023	30,942
Principal Financial Group, Inc.	1,178	87,549
Progressive Corp. (The)	3,029	433,329
Prudential Financial, Inc.	1,905	157,620
Prudential plc	16,481	225,399
QBE Insurance Group Ltd.	8,536	83,365
Sampo OYJ, Class A	2,945	138,921
Sompo Holdings, Inc.	1,953	77,510
Suncorp Group Ltd.	7,425	60,204
Swiss Life Holding AG (Registered)	192	118,392
Swiss Re AG	1,855	190,798
T&D Holdings, Inc.(x)	3,194	39,677
Tokio Marine Holdings, Inc.	11,125	214,503
Travelers Cos., Inc. (The)	1,197	205,178
Tryg A/S	2,083	45,487
W R Berkley Corp.	1,055	65,684
Willis Towers Watson plc	553	128,506
Zurich Insurance Group AG	916	438,298

		8,515,892

Total Financials		39,653,012

Health Care (9.0%)
Biotechnology (1.2%)
AbbVie, Inc.	9,157	1,459,351
Amgen, Inc.	2,765	668,439
Argenx SE*	340	125,553
Biogen, Inc.*	746	207,410
CSL Ltd.	2,913	562,059
Genmab A/S*	405	152,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	6,457	$535,737
Grifols SA*	1,726	17,078
Incyte Corp.*	958	69,235
Moderna, Inc.*	1,711	262,775
Regeneron Pharmaceuticals, Inc.*	557	457,670
Swedish Orphan Biovitrum AB*	993	23,144
Vertex Pharmaceuticals, Inc.*	1,331	419,358

		4,960,736

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	9,028	914,175
Alcon, Inc.	3,034	215,266
Align Technology, Inc.*	376	125,637
Asahi Intecc Co. Ltd.	1,254	22,192
Baxter International, Inc.	2,613	105,983
Becton Dickinson & Co.	1,470	363,884
BioMerieux	247	26,060
Boston Scientific Corp.*	7,416	371,023
Carl Zeiss Meditec AG	241	33,471
Cochlear Ltd.	413	65,466
Coloplast A/S, Class B	731	96,216
Cooper Cos., Inc. (The)	256	95,580
Demant A/S*	625	21,933
Dentsply Sirona, Inc.	1,113	43,719
Dexcom, Inc.*	2,001	232,476
DiaSorin SpA	184	19,414
Edwards Lifesciences Corp.*	3,201	264,819
EssilorLuxottica SA	1,777	320,795
Fisher & Paykel Healthcare Corp. Ltd.	3,336	55,718
GE HealthCare Technologies, Inc.*	1,880	154,216
Getinge AB, Class B(x)	1,323	32,325
Hologic, Inc.*	1,277	103,054
Hoya Corp.	2,182	241,293
IDEXX Laboratories, Inc.*	429	214,534
Insulet Corp.*	360	114,826
Intuitive Surgical, Inc.*	1,814	463,423
Koninklijke Philips NV	5,253	95,898
Medtronic plc	6,888	555,311
Olympus Corp.	7,259	127,483
ResMed, Inc.	761	166,651
Siemens Healthineers AG(m)	1,718	98,809
Smith & Nephew plc	5,087	70,778
Sonova Holding AG (Registered)	314	92,593
STERIS plc	514	98,318
Straumann Holding AG (Registered)	674	101,079
Stryker Corp.	1,746	498,431
Sysmex Corp.	1,058	69,455
Teleflex, Inc.	243	61,554
Terumo Corp.	3,899	105,259
Zimmer Biomet Holdings, Inc.	1,087	140,440

		6,999,557

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	838	134,172
Amplifon SpA	720	25,028
Cardinal Health, Inc.	1,334	100,717
Centene Corp.*	2,852	180,275
Cigna Group (The)	1,547	395,305
CVS Health Corp.	6,649	494,087
DaVita, Inc.*	285	23,116
EBOS Group Ltd.	976	28,439
Elevance Health, Inc.	1,237	568,785
Fresenius Medical Care AG & Co. KGaA(x)	1,269	53,816
Fresenius SE & Co. KGaA	2,610	70,357
HCA Healthcare, Inc.	1,098	289,521
Henry Schein, Inc.*	702	57,241
Humana, Inc.	647	314,093
Laboratory Corp. of America Holdings	459	105,304
McKesson Corp.	709	252,439
Molina Healthcare, Inc.*	302	80,782
Quest Diagnostics, Inc.	575	81,351
Ramsay Health Care Ltd.	1,175	52,307
Sonic Healthcare Ltd.	2,629	61,452
UnitedHealth Group, Inc.	4,838	2,286,390
Universal Health Services, Inc., Class B	332	42,197

		5,697,174

Health Care Technology (0.0%)†
M3, Inc.	2,715	68,308

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	1,532	211,937
Bachem Holding AG, Class B	220	22,133
Bio-Rad Laboratories, Inc., Class A*	111	53,171
Bio-Techne Corp.	814	60,391
Charles River Laboratories International, Inc.*	263	53,079
Danaher Corp.	3,394	855,424
Eurofins Scientific SE(x)	827	55,489
Illumina, Inc.*	814	189,296
IQVIA Holdings, Inc.*	962	191,332
Lonza Group AG (Registered)	457	274,869
Mettler-Toledo International, Inc.*	114	174,444
PerkinElmer, Inc.	654	87,152
QIAGEN NV*	1,431	65,049
Sartorius AG (Preference)(q)	157	65,896
Sartorius Stedim Biotech	172	52,852
Thermo Fisher Scientific, Inc.	2,031	1,170,607
Waters Corp.*	308	95,366
West Pharmaceutical Services, Inc.	383	132,698

		3,811,185

Pharmaceuticals (3.8%)
Astellas Pharma, Inc.	10,773	153,239
AstraZeneca plc	9,337	1,295,977
Bayer AG (Registered)	5,913	376,635
Bristol-Myers Squibb Co.	11,009	763,034
Catalent, Inc.*	933	61,307
Chugai Pharmaceutical Co. Ltd.	4,089	101,066
Daiichi Sankyo Co. Ltd.	10,493	382,960
Eisai Co. Ltd.	1,566	89,104
Eli Lilly and Co.	4,084	1,402,527
GSK plc	24,382	434,862
Hikma Pharmaceuticals plc	1,004	20,785
Ipsen SA	262	28,879
Johnson & Johnson	13,538	2,098,390
Kyowa Kirin Co. Ltd.	1,562	34,077
Merck & Co., Inc.	13,128	1,396,688
Merck KGaA	800	148,736
Nippon Shinyaku Co. Ltd.	284	12,524
Novartis AG (Registered)	13,036	1,196,768
Novo Nordisk A/S, Class B	9,976	1,583,117
Ono Pharmaceutical Co. Ltd.	2,140	44,646
Organon & Co.	1,317	30,976
Orion OYJ, Class B	663	29,646
Otsuka Holdings Co. Ltd.	2,417	77,060
Pfizer, Inc.	29,065	1,185,852
Recordati Industria Chimica e Farmaceutica SpA	605	25,605
Roche Holding AG	4,234	1,211,717
Roche Holding AG CHF 1	170	51,124
Sanofi	6,892	750,554
Shionogi & Co. Ltd.	1,626	73,548
Takeda Pharmaceutical Co. Ltd.	9,025	296,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	$56,454
UCB SA	788	70,463
Viatris, Inc.	6,279	60,404
Zoetis, Inc.	2,413	401,620

		15,946,776

Total Health Care		37,483,736

Industrials (7.2%)
Aerospace & Defense (1.1%)
Airbus SE	3,592	481,207
BAE Systems plc	18,282	221,633
Boeing Co. (The)*	2,912	618,596
Dassault Aviation SA	151	29,910
Elbit Systems Ltd.	179	30,409
General Dynamics Corp.	1,165	265,865
Howmet Aerospace, Inc.	1,907	80,800
Huntington Ingalls Industries, Inc.	206	42,646
Kongsberg Gruppen ASA	526	21,245
L3Harris Technologies, Inc.	986	193,493
Lockheed Martin Corp.	1,177	556,403
MTU Aero Engines AG	335	83,774
Northrop Grumman Corp.	745	343,981
Raytheon Technologies Corp.	7,585	742,799
Rheinmetall AG	263	78,128
Rolls-Royce Holdings plc*	48,419	89,426
Safran SA	2,073	307,852
Singapore Technologies Engineering Ltd.	9,034	24,927
Textron, Inc.	1,081	76,351
Thales SA	657	97,131
TransDigm Group, Inc.	269	198,266

		4,584,842

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	609	60,516
Deutsche Post AG (Registered)	5,987	279,654
DSV A/S	1,130	218,109
Expeditors International of Washington, Inc.	824	90,739
FedEx Corp.	1,202	274,645
Nippon Express Holdings, Inc.	444	26,758
SG Holdings Co. Ltd.	1,558	23,085
United Parcel Service, Inc., Class B	3,779	733,088
Yamato Holdings Co. Ltd.	1,686	28,921

		1,735,515

Building Products (0.4%)
A O Smith Corp.	657	45,432
AGC, Inc.	1,118	41,674
Allegion plc	455	48,562
Assa Abloy AB, Class B	6,043	145,092
Carrier Global Corp.	4,319	197,594
Cie de Saint-Gobain	2,951	168,023
Daikin Industries Ltd.	1,499	268,752
Geberit AG (Registered)	225	125,823
Johnson Controls International plc	3,558	214,263
Kingspan Group plc	955	65,558
Lixil Corp.	1,469	24,226
Masco Corp.	1,166	57,974
Nibe Industrier AB, Class B	8,912	101,631
ROCKWOOL A/S, Class B	67	16,394
TOTO Ltd.	819	27,439
Trane Technologies plc	1,186	218,200
Xinyi Glass Holdings Ltd.	8,662	15,492

		1,782,129

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,367	75,319
Cintas Corp.	447	206,818
Copart, Inc.*	2,220	166,966
Dai Nippon Printing Co. Ltd.	1,285	35,904
Rentokil Initial plc	15,040	109,969
Republic Services, Inc.	1,064	143,874
Rollins, Inc.	1,199	44,999
Secom Co. Ltd.	1,291	79,462
Securitas AB, Class B	2,846	25,375
Toppan, Inc.	1,517	30,560
Waste Management, Inc.	1,923	313,776

		1,233,022

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,336	42,571
Bouygues SA	1,323	44,622
Eiffage SA	532	57,589
Ferrovial SA	2,900	85,309
Kajima Corp.	2,140	25,830
Obayashi Corp.	3,757	28,761
Quanta Services, Inc.	740	123,314
Shimizu Corp.	3,194	18,095
Skanska AB, Class B	1,968	30,150
Taisei Corp.	1,104	34,131
Vinci SA	3,269	375,116

		865,488

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,422	323,100
AMETEK, Inc.	1,189	172,798
Eaton Corp. plc	2,059	352,789
Emerson Electric Co.	2,959	257,847
Fuji Electric Co. Ltd.	734	28,964
Generac Holdings, Inc.*	328	35,427
Legrand SA	1,605	146,808
Mitsubishi Electric Corp.	11,365	135,737
Nidec Corp.	2,766	143,579
Prysmian SpA	1,607	67,659
Rockwell Automation, Inc.	594	174,309
Schneider Electric SE	3,274	547,311
Siemens Energy AG*	2,579	56,610
Vestas Wind Systems A/S	6,071	175,896

		2,618,834

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	10,651	23,978
Central Japan Railway Co.	873	104,228
CSX Corp.	10,886	325,927
East Japan Railway Co.	1,844	101,974
Grab Holdings Ltd., Class A*	6,285	18,918
Hankyu Hanshin Holdings, Inc.	1,324	39,287
JB Hunt Transport Services, Inc.	430	75,448
Keio Corp.(x)	595	20,865
Keisei Electric Railway Co. Ltd.	748	23,030
Kintetsu Group Holdings Co. Ltd.	993	31,937
MTR Corp. Ltd.	8,957	43,326
Norfolk Southern Corp.	1,179	249,948
Odakyu Electric Railway Co. Ltd.	1,705	22,139
Old Dominion Freight Line, Inc.	469	159,854
Tobu Railway Co. Ltd.	1,092	26,125
Tokyu Corp.	2,892	38,462
Union Pacific Corp.	3,168	637,592
West Japan Railway Co.	1,374	56,602

		1,999,640

Industrial Conglomerates (0.7%)
3M Co.	2,850	299,563
CK Hutchison Holdings Ltd.	15,601	96,873
DCC plc	661	38,579
General Electric Co.	5,640	539,184
Hitachi Ltd.	5,906	324,635
Honeywell International, Inc.	3,460	661,275
Investment AB Latour, Class B	856	17,445
Jardine Cycle & Carriage Ltd.	592	13,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Jardine Matheson Holdings Ltd.	946	$46,083
Keppel Corp. Ltd.	8,427	35,717
Lifco AB, Class B(x)	1,349	29,044
Melrose Industries plc	22,104	45,559
Siemens AG (Registered)	4,625	748,643
Smiths Group plc	2,032	43,063
Toshiba Corp.	2,353	78,846

		3,018,494

Machinery (1.5%)
Alfa Laval AB	1,805	64,497
Alstom SA	2,009	54,890
Atlas Copco AB, Class A	16,101	204,137
Atlas Copco AB, Class B	9,032	103,850
Caterpillar, Inc.	2,695	616,724
CNH Industrial NV	5,921	90,576
Cummins, Inc.	732	174,860
Daifuku Co. Ltd.	2,040	37,829
Daimler Truck Holding AG*	2,662	89,903
Deere & Co.	1,400	578,032
Dover Corp.	723	109,853
Epiroc AB, Class A	3,813	75,712
Epiroc AB, Class B	2,256	38,456
FANUC Corp.	5,865	211,493
Fortive Corp.	1,827	124,547
GEA Group AG	887	40,363
Hitachi Construction Machinery Co. Ltd.	622	14,498
Hoshizaki Corp.	628	23,163
Husqvarna AB, Class B	2,421	21,037
IDEX Corp.	391	90,333
Illinois Tool Works, Inc.	1,437	349,838
Indutrade AB	1,606	34,118
Ingersoll Rand, Inc.	2,097	122,003
Knorr-Bremse AG	491	32,640
Komatsu Ltd.	5,646	140,071
Kone OYJ, Class B	1,969	102,708
Kubota Corp.	5,944	90,040
Kurita Water Industries Ltd.	596	27,276
Makita Corp.(x)	1,296	32,237
Metso Outotec OYJ	3,996	43,584
Minebea Mitsumi, Inc.(x)	2,100	40,092
MISUMI Group, Inc.	1,645	41,386
Mitsubishi Heavy Industries Ltd.	1,995	73,562
NGK Insulators Ltd.(x)	1,160	15,356
Nordson Corp.	278	61,788
Otis Worldwide Corp.	2,148	181,291
PACCAR, Inc.	2,703	197,860
Parker-Hannifin Corp.	664	223,177
Pentair plc	852	47,090
Rational AG	36	24,095
Sandvik AB(x)	6,270	133,246
Schindler Holding AG	260	57,515
Schindler Holding AG (Registered)	141	29,776
Sembcorp Marine Ltd.*	160,829	14,404
SKF AB, Class B	2,211	43,629
SMC Corp.	351	186,099
Snap-on, Inc.	275	67,895
Spirax-Sarco Engineering plc	465	68,240
Stanley Black & Decker, Inc.	766	61,724
Techtronic Industries Co. Ltd.	7,959	86,893
Toyota Industries Corp.(x)	945	52,623
VAT Group AG(m)	170	61,415
Volvo AB, Class A	1,158	24,953
Volvo AB, Class B(x)	9,131	188,336
Wartsila OYJ Abp	2,739	25,902
Westinghouse Air Brake Technologies Corp.	942	95,199
Xylem, Inc.	933	97,685
Yaskawa Electric Corp.	1,524	66,776

		6,007,275

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	20	35,412
AP Moller - Maersk A/S, Class B	32	57,991
Kuehne + Nagel International AG (Registered)	333	99,381
Mitsui OSK Lines Ltd.(x)	1,992	49,848
Nippon Yusen KK(x)	2,982	69,681
SITC International Holdings Co. Ltd.	7,760	16,678

		328,991

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	660	27,694
American Airlines Group, Inc.*	3,369	49,693
ANA Holdings, Inc.(x)*	924	20,067
Delta Air Lines, Inc.*	3,320	115,934
Deutsche Lufthansa AG (Registered)*	3,458	38,475
Japan Airlines Co. Ltd.	834	16,262
Qantas Airways Ltd.*	5,347	23,754
Singapore Airlines Ltd.	7,753	33,437
Southwest Airlines Co.	3,077	100,125
United Airlines Holdings, Inc.*	1,693	74,915

		500,356

Professional Services (0.7%)
Adecco Group AG (Registered)	1,031	37,525
Automatic Data Processing, Inc.	2,146	477,764
BayCurrent Consulting, Inc.	796	33,028
Broadridge Financial Solutions, Inc.	609	89,261
Bureau Veritas SA	1,701	48,877
Computershare Ltd.	3,144	45,572
CoStar Group, Inc.*	2,106	144,998
Equifax, Inc.	634	128,601
Experian plc	5,635	185,477
Intertek Group plc	1,037	51,976
Jacobs Solutions, Inc.	656	77,087
Leidos Holdings, Inc.	708	65,178
Nihon M&A Center Holdings, Inc.	1,752	13,130
Paychex, Inc.	1,661	190,334
Persol Holdings Co. Ltd.(x)	1,027	20,648
Randstad NV(x)	778	46,186
Recruit Holdings Co. Ltd.	8,641	239,508
RELX plc	11,550	373,901
Robert Half International, Inc.	558	44,958
SGS SA (Registered)	41	90,077
Teleperformance	365	88,159
Verisk Analytics, Inc.	810	155,407
Wolters Kluwer NV	1,552	195,845

		2,843,497

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	865	48,639
Ashtead Group plc	2,705	165,730
Brenntag SE	959	71,994
Bunzl plc	2,086	78,822
Fastenal Co.	2,956	159,447
IMCD NV	364	59,574
ITOCHU Corp.(x)	7,212	234,844
Marubeni Corp.	9,053	123,062
Mitsubishi Corp.	7,601	273,272
Mitsui & Co. Ltd.(x)	8,592	267,769
MonotaRO Co. Ltd.	1,450	18,229
Reece Ltd.(x)	1,211	14,164
Sumitomo Corp.(x)	6,806	120,543
Toyota Tsusho Corp.	1,353	57,670
United Rentals, Inc.	359	142,078
WW Grainger, Inc.	233	160,493

		1,996,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.1%)
Aena SME SA(m)*	467	$75,615
Aeroports de Paris*	205	29,295
Auckland International Airport Ltd.*	7,243	39,431
Getlink SE	2,546	42,027
Transurban Group	18,233	173,518

		359,886

Total Industrials		29,874,299

Information Technology (13.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	1,282	215,196
Cisco Systems, Inc.	21,272	1,111,994
F5, Inc.*	311	45,310
Juniper Networks, Inc.	1,677	57,722
Motorola Solutions, Inc.	866	247,789
Nokia OYJ	32,439	159,489
Telefonaktiebolaget LM Ericsson, Class B(x)	16,889	99,213

		1,936,713

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,079	251,616
Azbil Corp.	714	19,534
CDW Corp.	701	136,618
Corning, Inc.	3,942	139,074
Halma plc	2,196	60,624
Hamamatsu Photonics KK	908	49,014
Hexagon AB, Class B	11,447	131,724
Hirose Electric Co. Ltd.	187	24,468
Ibiden Co. Ltd.	736	29,529
Keyence Corp.	1,176	576,554
Keysight Technologies, Inc.*	923	149,046
Kyocera Corp.	1,946	101,514
Murata Manufacturing Co. Ltd.	3,497	213,540
Omron Corp.	1,178	68,926
Shimadzu Corp.	1,370	42,975
TDK Corp.	2,393	85,879
TE Connectivity Ltd.	1,639	214,955
Teledyne Technologies, Inc.*	243	108,709
Trimble, Inc.*	1,277	66,940
Venture Corp. Ltd.	1,602	21,339
Yokogawa Electric Corp.	1,321	21,502
Zebra Technologies Corp., Class A*	267	84,906

		2,598,986

IT Services (0.7%)
Accenture plc, Class A	3,261	932,026
Akamai Technologies, Inc.*	814	63,736
Bechtle AG	474	22,627
Capgemini SE	1,007	187,308
Cognizant Technology Solutions Corp., Class A	2,636	160,612
DXC Technology Co.*	1,179	30,135
EPAM Systems, Inc.*	298	89,102
Fujitsu Ltd.	1,220	164,901
Gartner, Inc.*	409	133,240
International Business Machines Corp.	4,682	613,763
Itochu Techno-Solutions Corp.	555	13,670
NEC Corp.	1,563	60,346
Nomura Research Institute Ltd.	2,394	55,671
NTT Data Corp.(x)	3,652	48,031
Obic Co. Ltd.	437	69,094
Otsuka Corp.	659	23,432
SCSK Corp.	904	13,210
TIS, Inc.	1,329	35,129
VeriSign, Inc.*	474	100,171
Wix.com Ltd.*	392	39,122

		2,855,326

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	8,349	818,286
Advantest Corp.(x)	1,091	101,082
Analog Devices, Inc.	2,624	517,505
Applied Materials, Inc.	4,365	536,153
ASM International NV	285	115,736
ASML Holding NV	2,437	1,665,190
Broadcom, Inc.	2,164	1,388,293
Disco Corp.	561	65,270
Enphase Energy, Inc.*	704	148,037
First Solar, Inc.*	513	111,578
Infineon Technologies AG	7,882	322,173
Intel Corp.	21,421	699,824
KLA Corp.	717	286,205
Lam Research Corp.	699	370,554
Lasertec Corp.	474	84,032
Microchip Technology, Inc.	2,836	237,600
Micron Technology, Inc.	5,650	340,921
Monolithic Power Systems, Inc.	232	116,125
NVIDIA Corp.	12,738	3,538,234
NXP Semiconductors NV	1,342	250,249
ON Semiconductor Corp.*	2,237	184,150
Qorvo, Inc.*	517	52,512
QUALCOMM, Inc.	5,773	736,519
Renesas Electronics Corp.*	6,719	97,551
Rohm Co. Ltd.	575	47,895
Skyworks Solutions, Inc.	823	97,098
SolarEdge Technologies, Inc.*	289	87,842
STMicroelectronics NV	4,187	223,988
SUMCO Corp.	1,925	28,956
Teradyne, Inc.	807	86,761
Texas Instruments, Inc.	4,692	872,759
Tokyo Electron Ltd.	2,709	331,234
Tower Semiconductor Ltd.*	642	27,358

		14,587,670

Software (4.4%)
Adobe, Inc.*	2,370	913,327
ANSYS, Inc.*	451	150,093
Autodesk, Inc.*	1,117	232,515
Cadence Design Systems, Inc.*	1,420	298,328
Ceridian HCM Holding, Inc.*	797	58,356
Check Point Software Technologies Ltd.*	614	79,820
CyberArk Software Ltd.*	267	39,511
Dassault Systemes SE	4,099	169,288
Fair Isaac Corp.*	130	91,350
Fortinet, Inc.*	3,358	223,173
Gen Digital, Inc.	2,945	50,536
Intuit, Inc.	1,455	648,683
Microsoft Corp.	38,543	11,111,947
Nemetschek SE	334	22,901
Nice Ltd.*	391	89,003
Oracle Corp.	222	16,023
Oracle Corp. (Moscow Stock Exchange)	7,958	739,457
Paycom Software, Inc.*	250	76,002
PTC, Inc.*	551	70,655
Roper Technologies, Inc.	549	241,939
Sage Group plc (The)	6,107	58,515
Salesforce, Inc.*	5,178	1,034,461
SAP SE	6,305	793,151
ServiceNow, Inc.*	1,051	488,421
Synopsys, Inc.*	789	304,751
Temenos AG (Registered)	388	27,008
Trend Micro, Inc.	863	42,310
Tyler Technologies, Inc.*	216	76,602
WiseTech Global Ltd.	964	42,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xero Ltd.*	854	$51,684

		18,242,163

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	77,009	12,698,784
Brother Industries Ltd.	1,365	20,590
Canon, Inc.	6,005	134,704
FUJIFILM Holdings Corp.	2,178	110,640
Hewlett Packard Enterprise Co.	6,637	105,727
HP, Inc.	4,475	131,341
Logitech International SA (Registered)	1,111	64,547
NetApp, Inc.	1,116	71,257
Ricoh Co. Ltd.(x)	3,256	24,425
Seagate Technology Holdings plc	994	65,723
Seiko Epson Corp.(x)	1,618	23,022
Western Digital Corp.*	1,653	62,269

		13,513,029

Total Information Technology		53,733,887

Materials (2.9%)
Chemicals (1.5%)
Air Liquide SA	3,154	528,388
Air Products and Chemicals, Inc.	1,150	330,291
Akzo Nobel NV	1,084	84,609
Albemarle Corp.	607	134,171
Arkema SA	405	40,059
Asahi Kasei Corp.	7,259	50,909
BASF SE	5,527	289,869
Celanese Corp.	517	56,296
CF Industries Holdings, Inc.	1,016	73,650
Chr Hansen Holding A/S	691	52,441
Clariant AG (Registered)*	1,248	20,709
Corteva, Inc.	3,691	222,604
Covestro AG(m)	1,236	51,122
Croda International plc	866	69,560
Dow, Inc.	3,650	200,093
DuPont de Nemours, Inc.	2,372	170,238
Eastman Chemical Co.	615	51,869
Ecolab, Inc.	1,283	212,375
EMS-Chemie Holding AG (Registered)	46	38,011
Evonik Industries AG	1,213	25,467
FMC Corp.	652	79,629
Givaudan SA (Registered)	57	185,740
ICL Group Ltd.	3,643	24,644
International Flavors & Fragrances, Inc.	1,320	121,387
Johnson Matthey plc	1,120	27,447
JSR Corp.	1,010	23,874
Koninklijke DSM NV	1,078	127,412
Linde plc	2,550	906,372
LyondellBasell Industries NV, Class A	1,315	123,465
Mitsubishi Chemical Group Corp.	7,408	44,078
Mitsui Chemicals, Inc.	1,065	27,499
Mosaic Co. (The)	1,763	80,886
Nippon Paint Holdings Co. Ltd.	4,801	45,119
Nippon Sanso Holdings Corp.	877	15,831
Nissan Chemical Corp.	792	35,986
Nitto Denko Corp.(x)	894	57,775
Novozymes A/S, Class B	1,270	65,053
OCI NV	620	21,046
Orica Ltd.	2,358	24,367
PPG Industries, Inc.	1,217	162,567
Sherwin-Williams Co. (The)	1,221	274,444
Shin-Etsu Chemical Co. Ltd.	11,255	365,051
Sika AG (Registered)	880	247,004
Solvay SA	480	54,976
Sumitomo Chemical Co. Ltd.	8,621	28,999
Symrise AG	832	90,386
Toray Industries, Inc.	8,024	45,874
Tosoh Corp.	1,504	20,435
Umicore SA	1,252	42,515
Yara International ASA	1,065	46,368

		6,118,960

Construction Materials (0.2%)
CRH plc	4,507	227,776
HeidelbergCement AG	861	62,802
Holcim AG*	3,369	217,324
James Hardie Industries plc (CHDI)	2,575	55,274
Martin Marietta Materials, Inc.	322	114,329
Vulcan Materials Co.	688	118,033

		795,538

Containers & Packaging (0.1%)
Amcor plc	7,693	87,546
Avery Dennison Corp.	419	74,972
Ball Corp.	1,625	89,554
International Paper Co.	1,842	66,422
Packaging Corp. of America	479	66,499
Sealed Air Corp.	749	34,387
SIG Group AG*	1,797	46,230
Smurfit Kappa Group plc	1,561	56,671
Westrock Co.	1,319	40,190

		562,471

Metals & Mining (1.0%)
Anglo American plc	7,621	252,236
Antofagasta plc	2,282	44,654
ArcelorMittal SA	3,127	94,822
BHP Group Ltd.	30,530	968,346
BlueScope Steel Ltd.	2,410	32,656
Boliden AB	1,726	67,885
Fortescue Metals Group Ltd.	10,204	153,447
Freeport-McMoRan, Inc.	7,401	302,775
Glencore plc	62,066	357,010
IGO Ltd.	4,085	35,068
JFE Holdings, Inc.	2,844	36,147
Mineral Resources Ltd.	1,076	58,305
Newcrest Mining Ltd.	5,172	92,594
Newmont Corp.	4,110	201,472
Nippon Steel Corp.(x)	4,873	115,006
Norsk Hydro ASA	7,782	58,195
Northern Star Resources Ltd.	6,400	52,391
Nucor Corp.	1,310	202,356
Pilbara Minerals Ltd.	15,208	40,571
Rio Tinto Ltd.	2,275	183,177
Rio Tinto plc	6,802	461,007
South32 Ltd.	27,097	80,368
Steel Dynamics, Inc.	864	97,684
Sumitomo Metal Mining Co. Ltd.	1,564	59,805
voestalpine AG	671	22,852

		4,070,829

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	21,270
Mondi plc	2,809	44,524
Oji Holdings Corp.	4,695	18,589
Stora Enso OYJ, Class R	3,114	40,522
Svenska Cellulosa AB SCA, Class B(x)	3,506	46,108
UPM-Kymmene OYJ*	3,231	108,502

		279,515

Total Materials		11,827,313

Real Estate (1.6%)
Diversified REITs (0.1%)
British Land Co. plc (The) (REIT)	5,094	24,460
Daiwa House REIT Investment Corp. (REIT)	14	28,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
GPT Group (The) (REIT)	11,084	$31,740
Land Securities Group plc (REIT)	4,076	31,329
Mirvac Group (REIT)	22,814	32,006
Nomura Real Estate Master Fund, Inc. (REIT)	28	31,398
Stockland (REIT)	13,813	37,005

		216,657

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	2,831	62,197
Ventas, Inc. (REIT)	2,071	89,778
Welltower, Inc. (REIT)	2,447	175,425

		327,400

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,702	61,046

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	19,419	41,927
GLP J-REIT (REIT)	28	30,244
Goodman Group (REIT)	10,145	129,025
Mapletree Logistics Trust (REIT)	18,047	23,288
Nippon Prologis REIT, Inc. (REIT)	14	29,674
Prologis, Inc. (REIT)	4,780	596,401
Segro plc (REIT)	6,945	66,104
Warehouses De Pauw CVA (REIT)	1,059	31,490

		948,153

Office REITs (0.1%)
Alexandria Real Estate Equities,
Inc. (REIT)	816	102,481
Boston Properties, Inc. (REIT)	739	39,995
Covivio SA (REIT)	301	17,551
Dexus (REIT)	6,223	31,531
Gecina SA (REIT)	315	32,742
Japan Real Estate Investment Corp. (REIT)	8	31,881
Nippon Building Fund, Inc. (REIT)	10	41,580

		297,761

Real Estate Management & Development (0.3%)
Aroundtown SA	5,781	8,232
Azrieli Group Ltd.	245	14,117
Capitaland Investment Ltd.	15,267	42,438
CBRE Group, Inc., Class A*	1,636	119,117
City Developments Ltd.	2,367	13,148
CK Asset Holdings Ltd.	11,596	70,253
Daito Trust Construction Co. Ltd.	378	37,726
Daiwa House Industry Co. Ltd.	3,526	83,062
ESR Group Ltd.(m)	11,510	20,568
Fastighets AB Balder, Class B*	3,648	15,015
Hang Lung Properties Ltd.	11,715	21,962
Henderson Land Development Co. Ltd.	8,404	29,095
Hongkong Land Holdings Ltd.	5,854	25,781
Hulic Co. Ltd.	2,195	18,036
LEG Immobilien SE	472	25,844
Lendlease Corp. Ltd.	3,984	19,415
Mitsubishi Estate Co. Ltd.	6,432	76,791
Mitsui Fudosan Co. Ltd.	5,307	99,732
New World Development Co. Ltd.	7,602	20,504
Nomura Real Estate Holdings, Inc.	686	15,190
Sagax AB, Class B	1,121	25,909
Sino Land Co. Ltd.	19,259	26,085
Sumitomo Realty & Development Co. Ltd.	1,790	40,376
Sun Hung Kai Properties Ltd.	8,521	119,847
Swire Pacific Ltd., Class A	2,881	22,187
Swire Properties Ltd.	6,770	17,487
Swiss Prime Site AG (Registered)	488	40,627
UOL Group Ltd.	2,687	14,051
Vonovia SE	4,316	81,164
Wharf Real Estate Investment Co. Ltd.	9,663	55,887

		1,219,646

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	724	121,675
Camden Property Trust (REIT)	570	59,759
Equity Residential (REIT)	1,764	105,840
Essex Property Trust, Inc. (REIT)	335	70,062
Invitation Homes, Inc. (REIT)	3,008	93,940
Mid-America Apartment Communities, Inc. (REIT)	598	90,322
UDR, Inc. (REIT)	1,601	65,737

		607,335

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	31,805	47,490
Federal Realty Investment Trust (REIT)	379	37,457
Japan Metropolitan Fund Invest (REIT)	48	35,028
Kimco Realty Corp. (REIT)	3,203	62,555
Klepierre SA (REIT)	1,381	31,317
Link REIT (REIT)	15,239	97,729
Mapletree Pan Asia Commercial Trust (REIT)	12,492	16,967
Realty Income Corp. (REIT)	3,247	205,600
Regency Centers Corp. (REIT)	797	48,760
Scentre Group (REIT)	30,034	55,726
Simon Property Group, Inc. (REIT)	1,693	189,565
Unibail-Rodamco-Westfield (REIT)*	721	38,843
Vicinity Ltd. (REIT)	22,390	29,325

		896,362

Specialized REITs (0.5%)
American Tower Corp. (REIT)	2,411	492,664
Crown Castle, Inc. (REIT)	2,242	300,069
Digital Realty Trust, Inc. (REIT)	1,489	146,384
Equinix, Inc. (REIT)	479	345,378
Extra Space Storage, Inc. (REIT)	693	112,910
Iron Mountain, Inc. (REIT)	1,505	79,630
Public Storage (REIT)	819	247,453
SBA Communications Corp. (REIT)	559	145,938
VICI Properties, Inc. (REIT)	5,197	169,526
Weyerhaeuser Co. (REIT)	3,794	114,313

		2,154,265

Total Real Estate		6,728,625

Utilities (2.0%)
Electric Utilities (1.2%)
Acciona SA	147	29,455
Alliant Energy Corp.	1,300	69,420
American Electric Power Co., Inc.	2,661	242,124
BKW AG	127	19,962
Chubu Electric Power Co., Inc.	3,728	39,344
CK Infrastructure Holdings Ltd.	3,085	16,844
CLP Holdings Ltd.	9,502	68,685
Constellation Energy Corp.	1,693	132,901
Duke Energy Corp.	3,987	384,626
Edison International	1,977	139,556
EDP - Energias de Portugal SA	16,063	87,528
Elia Group SA/NV	222	29,318
Endesa SA	1,838	39,912
Enel SpA	49,009	299,312
Entergy Corp.	1,054	113,558
Evergy, Inc.	1,189	72,672
Eversource Energy	1,804	141,181
Exelon Corp.	5,146	215,566
FirstEnergy Corp.	2,812	112,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fortum OYJ*	2,570	$39,419
Iberdrola SA	36,834	458,814
Kansai Electric Power Co., Inc. (The)	4,074	39,687
Mercury NZ Ltd.	3,941	15,578
NextEra Energy, Inc.	10,289	793,076
NRG Energy, Inc.	1,193	40,908
Origin Energy Ltd.	10,233	56,703
Orsted A/S(m)	1,139	97,157
PG&E Corp.*	8,337	134,809
Pinnacle West Capital Corp.	586	46,435
Power Assets Holdings Ltd.	8,027	43,011
PPL Corp.	3,813	105,963
Red Electrica Corp. SA	2,268	39,895
Southern Co. (The)	5,637	392,223
SSE plc	6,513	145,074
Terna - Rete Elettrica Nazionale	8,141	66,816
Tokyo Electric Power Co. Holdings, Inc.*	8,834	31,529
Verbund AG	450	39,124
Xcel Energy, Inc.	2,834	191,125

		5,031,959

Gas Utilities (0.1%)
APA Group	6,827	46,328
Atmos Energy Corp.	741	83,259
Enagas SA	1,440	27,662
Hong Kong & China Gas Co. Ltd.	64,786	57,238
Naturgy Energy Group SA(x)	855	25,736
Osaka Gas Co. Ltd.	2,170	35,680
Snam SpA	11,668	61,935
Tokyo Gas Co. Ltd.	2,411	45,400

		383,238

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,459	83,293
Corp. ACCIONA Energias Renovables SA	395	15,323
EDP Renovaveis SA	1,667	38,221
Meridian Energy Ltd.	7,413	24,390
RWE AG	3,948	169,719

		330,946

Multi-Utilities (0.5%)
Ameren Corp.	1,339	115,676
CenterPoint Energy, Inc.	3,260	96,039
CMS Energy Corp.	1,508	92,561
Consolidated Edison, Inc.	1,837	175,746
Dominion Energy, Inc.	4,315	241,252
DTE Energy Co.	1,003	109,869
E.ON SE	13,528	168,745
Engie SA	10,949	173,155
National Grid plc	22,055	299,367
NiSource, Inc.	2,103	58,800
Public Service Enterprise Group, Inc.	2,584	161,371
Sempra Energy	1,628	246,088
Veolia Environnement SA	3,970	122,669
WEC Energy Group, Inc.	1,633	154,792

		2,216,130

Water Utilities (0.1%)
American Water Works Co., Inc.	999	146,344
Severn Trent plc	1,599	56,794
United Utilities Group plc	3,945	51,588

		254,726

Total Utilities		8,216,999

Total Common Stocks (65.3%) (Cost $258,021,017)		270,316,159

EXCHANGE TRADED FUND (ETF):
Equity (4.4%)
SPDR S&P MidCap 400 ETF Trust(x)	40,109	18,386,367

Total Exchange Traded Fund (4.4%) (Cost $15,672,164)		18,386,367

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (17.5%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	907,028
6.125%, 11/15/27	1,896,100	2,093,032
5.250%, 11/15/28	665,600	719,621
U.S. Treasury Notes
2.750%, 11/15/23	667,500	659,201
2.500%, 1/31/24	1,880,800	1,846,891
2.750%, 2/15/24	2,534,200	2,491,219
2.125%, 3/31/24	1,521,400	1,484,428
2.250%, 11/15/24	2,916,800	2,824,018
1.500%, 11/30/24	1,030,300	985,107
2.000%, 2/15/25	745,400	716,292
0.500%, 3/31/25	623,600	581,362
2.125%, 5/15/25	1,120,900	1,076,960
0.250%, 6/30/25	2,607,300	2,401,489
2.000%, 8/15/25	2,684,200	2,566,936
0.250%, 8/31/25	1,567,100	1,434,492
0.250%, 9/30/25	829,000	758,128
2.250%, 11/15/25	338,700	324,833
0.375%, 12/31/25	966,500	880,256
0.375%, 1/31/26	1,504,700	1,365,008
1.625%, 2/15/26	1,602,600	1,506,008
0.500%, 2/28/26	656,000	595,716
0.750%, 4/30/26	321,000	292,380
0.750%, 5/31/26	2,393,400	2,174,962
1.500%, 8/15/26	2,167,700	2,010,259
0.750%, 8/31/26	660,100	595,988
0.875%, 9/30/26	1,851,600	1,675,584
2.000%, 11/15/26	3,908,200	3,672,479
1.250%, 12/31/26	827,900	755,671
1.500%, 1/31/27	990,600	911,050
2.250%, 2/15/27	1,962,300	1,856,985
1.875%, 2/28/27	497,800	464,111
2.375%, 5/15/27	2,289,900	2,173,112
2.250%, 8/15/27	5,527,100	5,210,069
2.250%, 11/15/27	3,255,500	3,059,218
3.875%, 12/31/27	994,200	1,003,541
2.750%, 2/15/28	911,000	873,988
3.625%, 3/31/28	1,138,000	1,138,704
2.875%, 5/15/28	881,000	848,857
2.875%, 8/15/28	137,000	131,809
3.125%, 11/15/28	2,244,400	2,185,331
2.625%, 2/15/29	693,400	656,832
2.375%, 5/15/29	704,000	656,451
1.625%, 8/15/29	522,700	465,651
1.500%, 2/15/30	473,100	414,281
0.625%, 5/15/30	1,183,500	967,489
0.625%, 8/15/30	1,464,800	1,192,358
0.875%, 11/15/30	1,636,700	1,353,276
1.625%, 5/15/31	1,207,500	1,048,511
1.250%, 8/15/31	1,243,400	1,042,038
1.375%, 11/15/31	801,300	675,653
1.875%, 2/15/32	2,363,100	2,072,495
2.875%, 5/15/32	860,100	817,807
2.750%, 8/15/32	945,400	888,737
4.125%, 11/15/32	887,100	931,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 2/15/33	$181,000	$181,141

Total U.S. Treasury Obligations		72,616,341

Total Long-Term Debt Securities (17.5%) (Cost $77,698,228)		72,616,341

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (11.4%)
JPMorgan Prime Money Market Fund, IM Shares	47,131,663	47,145,803

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,978,558, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $3,036,915.(xx)	$2,977,368	2,977,368

Total Short-Term Investments (12.1%) (Cost $50,126,636)		50,123,171

Total Investments in Securities (99.3%) (Cost $401,518,045)		411,442,038
Other Assets Less Liabilities (0.7%)		2,769,849

Net Assets (100%)		$414,211,887

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,430,381 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $19,867,489. This was collateralized by $17,269,546 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $2,977,368 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.3
France	2.4
Germany	1.9
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Kingdom	2.5
United States	78.6
Cash and Other	0.7

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	54	6/2023	EUR	2,495,369	91,289
FTSE 100 Index	17	6/2023	GBP	1,601,990	23,903
MSCI EAFE E-Mini Index	3	6/2023	USD	314,475	6,191
Russell 2000 E-Mini Index	198	6/2023	USD	17,953,650	529,657
S&P 500 E-Mini Index	40	6/2023	USD	8,275,500	476,106
S&P 500 Micro E-Mini Index	4	6/2023	USD	82,755	4,934
TOPIX Index	10	6/2023	JPY	1,508,944	(6,069)
U.S. Treasury 2 Year Note	13	6/2023	USD	2,683,891	3,085
U.S. Treasury 5 Year Note	4	6/2023	USD	438,031	1,901
U.S. Treasury 10 Year Note	24	6/2023	USD	2,758,125	16,092

					1,147,089

Short Contracts
SPI 200 Index	(41)	6/2023	AUD	(4,926,995)	(114,478)

					(114,478)

					1,032,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	215,634	NZD	333,896	JPMorgan Chase Bank	4/20/2023	6,840
NOK	19,098,052	USD	1,816,485	JPMorgan Chase Bank	4/21/2023	9,070
SEK	28,924,448	USD	2,740,042	HSBC Bank plc	4/21/2023	49,468
SEK	2,042,271	USD	193,610	JPMorgan Chase Bank	4/21/2023	3,348
SEK	37,153,552	USD	3,575,001	Morgan Stanley	4/21/2023	8,134
USD	248,619	NOK	2,524,765	JPMorgan Chase Bank	4/21/2023	7,281
USD	655,360	NOK	6,650,235	Morgan Stanley	4/21/2023	19,674
USD	3,018,265	SEK	31,167,383	BNP Paribas	4/21/2023	12,444
USD	8,086,008	JPY	1,066,021,305	Citibank NA	4/28/2023	25,962
EUR	11,641,133	USD	12,395,560	Citibank NA	5/11/2023	255,850
EUR	10,021,115	USD	10,823,927	Goldman Sachs International	5/11/2023	66,871
GBP	6,217,565	USD	7,622,845	JPMorgan Chase Bank	5/24/2023	55,158

Total unrealized appreciation						520,100

AUD	15,789,419	USD	10,882,168	Morgan Stanley	4/13/2023	(324,311)
USD	3,200,027	AUD	4,800,975	Citibank NA	4/13/2023	(10,224)
NOK	6,650,235	USD	669,597	JPMorgan Chase Bank	4/21/2023	(33,911)
USD	369,688	NOK	3,916,822	JPMorgan Chase Bank	4/21/2023	(4,716)
USD	6,366,059	SEK	66,078,000	Morgan Stanley	4/21/2023	(6,584)
JPY	507,948,637	USD	3,851,234	BNP Paribas	4/28/2023	(10,702)
JPY	805,424,238	USD	6,201,433	Citibank NA	4/28/2023	(111,727)
USD	755,726	JPY	102,861,191	Bank of America	4/28/2023	(21,994)
USD	4,605,783	JPY	611,438,092	Morgan Stanley	4/28/2023	(17,220)
USD	11,410,518	EUR	10,637,887	Bank of America	5/11/2023	(150,579)
CHF	5,611,728	USD	6,198,249	Goldman Sachs International	5/24/2023	(30,820)
USD	3,144,339	CHF	2,881,092	Goldman Sachs International	5/24/2023	(22,053)
USD	9,160,501	CHF	8,513,550	Morgan Stanley	5/24/2023	(196,101)

Total unrealized depreciation						(940,942)

Net unrealized depreciation						(420,842)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,612,416	$3,941,972	$—	$18,554,388
Consumer Discretionary	18,015,915	11,329,528	—	29,345,443
Consumer Staples	12,941,620	9,631,247	—	22,572,867
Energy	8,194,531	4,131,059	—	12,325,590
Financials	22,973,483	16,679,529	—	39,653,012
Health Care	25,305,953	12,177,783	—	37,483,736
Industrials	15,473,344	14,400,955	—	29,874,299
Information Technology	46,534,015	7,199,872	—	53,733,887
Materials	4,696,556	7,130,757	—	11,827,313
Real Estate	4,551,977	2,176,648	—	6,728,625
Utilities	5,093,882	3,123,117	—	8,216,999
Exchange Traded Fund	18,386,367	—	—	18,386,367
Forward Currency Contracts	—	520,100	—	520,100
Futures	1,153,158	—	—	1,153,158
Short-Term Investments
Investment Company	47,145,803	—	—	47,145,803
Repurchase Agreement	—	2,977,368	—	2,977,368
U.S. Treasury Obligations	—	72,616,341	—	72,616,341

Total Assets	$245,079,020	$168,036,276	$—	$413,115,296

Liabilities:
Forward Currency Contracts	$—	$(940,942)	$—	$(940,942)
Futures	(120,547)	—	—	(120,547)

Total Liabilities	$(120,547)	$(940,942)	$—	$(1,061,489)

Total	$244,958,473	$167,095,334	$—	$412,053,807

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,932,010
Aggregate gross unrealized depreciation	(28,534,696)

Net unrealized appreciation	$10,397,314

Federal income tax cost of investments in securities and derivative instruments, if applicable	$401,656,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	66,525	$1,280,606
Bezeq The Israeli Telecommunication Corp. Ltd.	23,591	32,161
BT Group plc	78,200	140,710
Cellnex Telecom SA(m)	6,540	254,575
Deutsche Telekom AG (Registered)	37,502	908,332
Elisa OYJ	1,656	99,803
HKT Trust & HKT Ltd.	41,715	55,536
Infrastrutture Wireless Italiane SpA(m)	3,708	48,875
Koninklijke KPN NV	37,106	131,054
Nippon Telegraph & Telephone Corp.	13,777	411,484
Orange SA	23,083	274,276
Singapore Telecommunications Ltd.	93,936	174,406
Spark New Zealand Ltd.	20,606	65,350
Swisscom AG (Registered)	305	194,609
Telecom Italia SpA(x)*	109,967	36,453
Telefonica Deutschland Holding AG	11,489	35,354
Telefonica SA	60,139	259,511
Telenor ASA	7,722	90,652
Telia Co. AB(x)	29,337	74,547
Telstra Group Ltd.	44,688	126,238
United Internet AG (Registered)	1,070	18,420
Verizon Communications, Inc.	39,202	1,524,566

		6,237,518

Entertainment (0.8%)
Activision Blizzard, Inc.	6,648	569,002
Bollore SE	9,758	60,227
Capcom Co. Ltd.	2,099	75,089
Electronic Arts, Inc.	2,448	294,862
Embracer Group AB*	7,189	33,727
Koei Tecmo Holdings Co. Ltd.(x)	1,382	24,965
Konami Group Corp.	1,102	50,590
Live Nation Entertainment, Inc.*	1,333	93,310
Netflix, Inc.*	4,154	1,435,124
Nexon Co. Ltd.	5,406	129,072
Nintendo Co. Ltd.	12,837	497,632
Sea Ltd. (ADR)*	4,215	364,808
Square Enix Holdings Co. Ltd.	1,054	50,646
Take-Two Interactive Software, Inc.*	1,472	175,610
Toho Co. Ltd.	1,366	52,307
Universal Music Group NV	8,445	213,481
Walt Disney Co. (The)*	17,017	1,703,912
Warner Bros Discovery, Inc.*	20,627	311,468

		6,135,832

Interactive Media & Services (2.0%)
Adevinta ASA*	2,834	20,097
Alphabet, Inc., Class A*	55,754	5,783,362
Alphabet, Inc., Class C*	49,423	5,139,992
Auto Trader Group plc(m)	10,728	81,766
Match Group, Inc.*	2,607	100,083
Meta Platforms, Inc., Class A*	20,990	4,448,621
REA Group Ltd.	647	60,299
Scout24 SE(m)	966	57,310
SEEK Ltd.	3,706	59,888
Z Holdings Corp.(x)	29,574	83,917

		15,835,335

Media (0.4%)
Charter Communications, Inc., Class A*	1,003	358,683
Comcast Corp., Class A	40,267	1,526,522
CyberAgent, Inc.	4,464	37,843
Dentsu Group, Inc.	2,345	82,592
DISH Network Corp., Class A(x)*	2,346	21,888
Fox Corp., Class A	2,823	96,123
Fox Corp., Class B	1,301	40,735
Hakuhodo DY Holdings, Inc.	2,579	29,227
Informa plc	15,960	136,388
Interpublic Group of Cos., Inc. (The)	3,627	135,070
News Corp., Class A	3,569	61,637
News Corp., Class B	1,100	19,173
Omnicom Group, Inc.	1,903	179,529
Paramount Global, Class B(x)	4,714	105,169
Publicis Groupe SA	2,675	208,986
Vivendi SE	8,109	81,855
WPP plc	12,225	145,040

		3,266,460

Wireless Telecommunication Services (0.3%)
KDDI Corp.	18,704	577,608
SoftBank Corp.	33,004	380,713
SoftBank Group Corp.	13,981	550,350
Tele2 AB, Class B	6,388	63,640
T-Mobile US, Inc.*	5,574	807,338
Vodafone Group plc	298,080	329,464

		2,709,113

Total Communication Services		34,184,258

Consumer Discretionary (6.8%)
Automobile Components (0.2%)
Aisin Corp.	1,808	49,826
Aptiv plc*	2,529	283,729
BorgWarner, Inc.	2,186	107,354
Bridgestone Corp.	6,579	267,264
Cie Generale des Etablissements Michelin SCA	7,808	238,986
Continental AG	1,281	95,744
Denso Corp.	5,031	283,995
Koito Manufacturing Co. Ltd.	2,306	43,678
Sumitomo Electric Industries Ltd.	8,279	106,371
Valeo	2,301	47,351

		1,524,298

Automobiles (1.5%)
Bayerische Motoren Werke AG	3,873	424,062
Bayerische Motoren Werke AG (Preference)(q)	720	73,650
Dr Ing hc F Porsche AG (Preference)(q)*	1,341	171,627
Ferrari NV	1,464	396,508
Ford Motor Co.	36,867	464,524
General Motors Co.	13,261	486,413
Honda Motor Co. Ltd.	18,804	500,200
Isuzu Motors Ltd.	6,435	77,018
Mazda Motor Corp.	6,275	58,421
Mercedes-Benz Group AG	9,286	713,330
Nissan Motor Co. Ltd.	25,619	97,466
Porsche Automobil Holding SE (Preference)(q)	1,840	105,601
Renault SA*	2,277	92,967
Stellantis NV (Euronext Paris)	9,499	172,827
Stellantis NV (Italian Stock Exchange)	16,527	300,724
Subaru Corp.	7,074	113,229
Suzuki Motor Corp.	4,239	154,291
Tesla, Inc.*	25,054	5,197,703
Toyota Motor Corp.(x)	122,700	1,746,661
Volkswagen AG	359	61,519
Volkswagen AG (Preference)(q)	2,179	297,334
Volvo Car AB, Class B(x)*	6,706	29,342
Yamaha Motor Co. Ltd.	3,492	91,505

		11,826,922

Broadline Retail (1.3%)
Amazon.com, Inc.*	82,846	8,557,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.	5,065	$224,734
Etsy, Inc.*	1,173	130,590
Next plc	1,522	123,684
Pan Pacific International Holdings Corp.	4,462	86,347
Prosus NV*	9,274	725,250
Rakuten Group, Inc.	9,581	44,681
Wesfarmers Ltd.	13,130	442,595

		10,335,044

Distributors (0.1%)
D’ieteren Group	308	59,914
Genuine Parts Co.	1,316	220,180
LKQ Corp.	2,369	134,464
Pool Corp.	365	124,991

		539,549

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	2,303	42,256
Pearson plc	7,154	74,660

		116,916

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	2,028	65,986
Amadeus IT Group SA*	5,225	349,849
Aristocrat Leisure Ltd.	6,860	171,538
Booking Holdings, Inc.*	362	960,172
Caesars Entertainment, Inc.*	2,003	97,766
Carnival Corp.(x)*	9,348	94,882
Chipotle Mexican Grill, Inc.*	259	442,447
Compass Group plc	20,380	512,434
Darden Restaurants, Inc.	1,142	177,193
Delivery Hero SE(m)*	2,022	68,797
Domino’s Pizza, Inc.	330	108,857
Entain plc	6,765	105,284
Evolution AB(m)	2,121	284,589
Expedia Group, Inc.*	1,405	136,327
Flutter Entertainment plc*	1,953	355,212
Galaxy Entertainment Group Ltd.*	25,065	166,623
Genting Singapore Ltd.	66,727	56,252
Hilton Worldwide Holdings, Inc.	2,525	355,697
InterContinental Hotels Group plc	2,024	132,994
Just Eat Takeaway.com NV(m)*	2,229	42,608
La Francaise des Jeux SAEM(m)	1,188	49,529
Las Vegas Sands Corp.*	3,067	176,199
Lottery Corp. Ltd. (The)	24,518	84,216
Marriott International, Inc., Class A	2,511	416,926
McDonald’s Corp.	6,837	1,911,694
McDonald’s Holdings Co. Japan Ltd.(x)	1,006	41,833
MGM Resorts International	2,975	132,149
Norwegian Cruise Line Holdings Ltd.(x)*	3,933	52,899
Oriental Land Co. Ltd.(x)	11,695	399,916
Royal Caribbean Cruises Ltd.*	2,048	133,734
Sands China Ltd.*	26,793	93,514
Sodexo SA	1,043	101,895
Starbucks Corp.	10,715	1,115,753
Whitbread plc	2,396	88,505
Wynn Resorts Ltd.*	963	107,769
Yum! Brands, Inc.	2,629	347,238

		9,939,276

Household Durables (0.4%)
Barratt Developments plc	11,249	64,956
Berkeley Group Holdings plc	1,240	64,333
DR Horton, Inc.	2,922	285,450
Electrolux AB, Class B(x)	2,489	30,205
Garmin Ltd.	1,431	144,417
Iida Group Holdings Co. Ltd.	1,624	26,500
Lennar Corp., Class A	2,378	249,952
Mohawk Industries, Inc.*	492	49,308
Newell Brands, Inc.	3,513	43,702
NVR, Inc.*	28	156,021
Open House Group Co. Ltd.	904	33,900
Panasonic Holdings Corp.	25,123	224,859
Persimmon plc	3,521	54,761
PulteGroup, Inc.	2,127	123,962
SEB SA	306	34,929
Sekisui Chemical Co. Ltd.	4,162	59,041
Sekisui House Ltd.	7,086	144,393
Sharp Corp.(x)*	2,363	16,709
Sony Group Corp.	14,591	1,326,529
Taylor Wimpey plc	40,244	59,282
Whirlpool Corp.	509	67,198

		3,260,407

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,071	152,293
Hasbro, Inc.	1,212	65,072
Shimano, Inc.	847	146,936
Yamaha Corp.	1,604	61,909

		426,210

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	561	68,223
AutoZone, Inc.*	177	435,092
Bath & Body Works, Inc.	2,132	77,989
Best Buy Co., Inc.	1,870	146,365
CarMax, Inc.*	1,475	94,813
Fast Retailing Co. Ltd.	2,049	447,996
H & M Hennes & Mauritz AB, Class B	8,319	118,785
Hikari Tsushin, Inc.	246	34,600
Home Depot, Inc. (The)	9,556	2,820,167
Industria de Diseno Textil SA	12,668	425,428
JD Sports Fashion plc	28,463	62,668
Kingfisher plc	22,022	71,156
Lowe’s Cos., Inc.	5,794	1,158,626
Nitori Holdings Co. Ltd.	934	112,611
O’Reilly Automotive, Inc.*	584	495,804
Ross Stores, Inc.	3,240	343,861
TJX Cos., Inc. (The)	10,838	849,266
Tractor Supply Co.	1,031	242,326
Ulta Beauty, Inc.*	478	260,830
USS Co. Ltd.	2,419	41,929
Zalando SE(m)*	2,579	107,906
ZOZO, Inc.	1,375	31,445

		8,447,886

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	1,875	331,052
Burberry Group plc	4,468	142,966
Cie Financiere Richemont SA (Registered)	6,040	968,217
Hermes International	367	743,400
Kering SA	875	571,075
LVMH Moet Hennessy Louis Vuitton SE	3,203	2,935,415
Moncler SpA	2,376	164,228
NIKE, Inc., Class B	11,758	1,442,001
Pandora A/S	1,069	102,447
Puma SE	1,232	75,982
Ralph Lauren Corp.(x)	384	44,801
Swatch Group AG (The)	340	116,906
Swatch Group AG (The) (Registered)	613	38,840
Tapestry, Inc.	2,249	96,954
VF Corp.	3,083	70,632

		7,844,916

Total Consumer Discretionary		54,261,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.2%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	10,072	$671,619
Asahi Group Holdings Ltd.	5,328	198,361
Brown-Forman Corp., Class B	1,707	109,709
Budweiser Brewing Co. APAC Ltd.(m)	19,000	57,699
Carlsberg A/S, Class B	1,143	176,731
Coca-Cola Co. (The)	36,329	2,253,488
Coca-Cola Europacific Partners plc	2,448	144,897
Coca-Cola HBC AG*	2,256	61,713
Constellation Brands, Inc., Class A	1,515	342,223
Davide Campari-Milano NV	5,768	70,353
Diageo plc	26,304	1,173,958
Heineken Holding NV	1,333	122,446
Heineken NV	3,023	325,440
Keurig Dr Pepper, Inc.	7,932	279,841
Kirin Holdings Co. Ltd.	9,402	148,791
Molson Coors Beverage Co., Class B	1,755	90,698
Monster Beverage Corp.*	7,110	384,011
PepsiCo, Inc.	12,860	2,344,378
Pernod Ricard SA	2,390	541,526
Remy Cointreau SA	283	51,580
Suntory Beverage & Food Ltd.	1,676	62,461
Treasury Wine Estates Ltd.	7,966	69,881

		9,681,804

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	7,483	145,070
Carrefour SA	6,898	139,449
Coles Group Ltd.	15,200	183,269
Costco Wholesale Corp.	4,131	2,052,570
Dollar General Corp.	2,106	443,229
Dollar Tree, Inc.*	1,965	282,076
Endeavour Group Ltd.	16,577	75,177
HelloFresh SE*	1,823	43,410
J Sainsbury plc	19,299	66,458
Jeronimo Martins SGPS SA	3,350	78,561
Kesko OYJ, Class B	3,250	69,903
Kobe Bussan Co. Ltd.	1,728	48,232
Koninklijke Ahold Delhaize NV	12,068	412,791
Kroger Co. (The)	6,080	300,169
MatsukiyoCocokara & Co.	1,324	70,121
Ocado Group plc*	6,566	43,577
Seven & i Holdings Co. Ltd.	8,784	396,245
Sysco Corp.	4,730	365,298
Target Corp.	4,296	711,546
Tesco plc	84,074	275,686
Walgreens Boots Alliance, Inc.	6,700	231,686
Walmart, Inc.	13,174	1,942,506
Welcia Holdings Co. Ltd.	1,041	22,274
Woolworths Group Ltd.	14,041	356,083

		8,755,386

Food Products (1.2%)
Ajinomoto Co., Inc.	5,312	184,857
Archer-Daniels-Midland Co.	5,128	408,497
Associated British Foods plc	4,147	99,529
Barry Callebaut AG (Registered)	43	91,292
Bunge Ltd.	1,397	133,441
Campbell Soup Co.	1,875	103,088
Chocoladefabriken Lindt & Spruengli AG	13	153,801
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118,066
Conagra Brands, Inc.	4,473	168,006
Danone SA	7,468	464,272
General Mills, Inc.	5,540	473,448
Hershey Co. (The)	1,372	349,051
Hormel Foods Corp.	2,702	107,756
J M Smucker Co. (The)	995	156,583
JDE Peet’s NV	1,112	32,344
Kellogg Co.	2,389	159,967
Kerry Group plc (London Stock Exchange), Class A	1,404	140,665
Kerry Group plc (Turquoise Stock Exchange), Class A	452	45,046
Kikkoman Corp.	1,702	86,823
Kraft Heinz Co. (The)	7,432	287,395
Lamb Weston Holdings, Inc.	1,343	140,370
McCormick & Co., Inc. (Non-Voting)	2,339	194,628
Meiji Holdings Co. Ltd.(x)	2,696	64,115
Mondelez International, Inc., Class A	12,747	888,721
Mowi ASA	4,656	86,224
Nestle SA (Registered)	31,819	3,884,362
Nisshin Seifun Group, Inc.	2,183	25,545
Nissin Foods Holdings Co. Ltd.	710	64,936
Orkla ASA	8,289	58,880
Salmar ASA	811	35,397
Tyson Foods, Inc., Class A	2,703	160,342
WH Group Ltd.(m)	92,015	54,691
Wilmar International Ltd.	21,161	67,155
Yakult Honsha Co. Ltd.	1,509	109,704

		9,598,997

Household Products (0.8%)
Church & Dwight Co., Inc.	2,276	201,221
Clorox Co. (The)	1,152	182,293
Colgate-Palmolive Co.	7,796	585,870
Essity AB, Class B(x)	7,098	202,979
Henkel AG & Co. KGaA	1,223	88,935
Henkel AG & Co. KGaA (Preference)(q)	2,114	165,199
Kimberly-Clark Corp.	3,150	422,793
Procter & Gamble Co. (The)	22,119	3,288,874
Reckitt Benckiser Group plc	8,296	630,285
Unicharm Corp.	4,736	194,675

		5,963,124

Personal Care Products (0.5%)
Beiersdorf AG	1,164	151,430
Estee Lauder Cos., Inc. (The), Class A	2,159	532,107
Haleon plc	58,765	234,445
Kao Corp.	5,484	214,133
Kobayashi Pharmaceutical Co. Ltd.	587	35,859
Kose Corp.	418	49,648
L’Oreal SA	2,795	1,250,489
Shiseido Co. Ltd.	4,644	217,955
Unilever plc (Cboe Europe)	13,364	691,169
Unilever plc (London Stock Exchange)	15,984	828,097

		4,205,332

Tobacco (0.4%)
Altria Group, Inc.	16,729	746,448
British American Tobacco plc	24,626	863,012
Imperial Brands plc	10,375	238,595
Japan Tobacco, Inc.	13,789	291,040
Philip Morris International, Inc.	14,470	1,407,208

		3,546,303

Total Consumer Staples		41,750,946

Energy (2.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,348	269,783
Halliburton Co.	8,476	268,181
Schlumberger NV	13,236	649,888
Tenaris SA	5,514	78,420

		1,266,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.7%)
Aker BP ASA	3,592	$88,136
Ampol Ltd.	2,855	58,439
APA Corp.	3,001	108,216
BP plc	209,969	1,329,302
Chevron Corp.	16,605	2,709,272
ConocoPhillips	11,631	1,153,912
Coterra Energy, Inc.	7,360	180,614
Devon Energy Corp.	6,102	308,822
Diamondback Energy, Inc.	1,643	222,084
ENEOS Holdings, Inc.(x)	35,506	124,538
Eni SpA	28,749	402,710
EOG Resources, Inc.	5,483	628,516
EQT Corp.	3,426	109,324
Equinor ASA	11,109	315,931
Exxon Mobil Corp.	38,441	4,215,440
Galp Energia SGPS SA, Class B	5,532	62,766
Hess Corp.	2,590	342,761
Idemitsu Kosan Co. Ltd.(x)	2,301	50,320
Inpex Corp.	11,831	125,882
Kinder Morgan, Inc.	18,463	323,287
Marathon Oil Corp.	5,928	142,035
Marathon Petroleum Corp.	4,375	589,881
Neste OYJ	4,895	241,434
Occidental Petroleum Corp.	6,787	423,712
OMV AG	1,713	78,453
ONEOK, Inc.	4,172	265,089
Phillips 66	4,412	447,289
Pioneer Natural Resources Co.	2,218	453,004
Repsol SA	15,854	244,046
Santos Ltd.	35,541	164,030
Shell plc	81,661	2,338,421
Targa Resources Corp.	2,113	154,143
TotalEnergies SE	28,789	1,698,631
Valero Energy Corp.	3,599	502,420
Washington H Soul Pattinson & Co. Ltd.	2,389	48,413
Williams Cos., Inc. (The)	11,369	339,478
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,821	401,551
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	94,150

		21,486,452

Total Energy		22,752,724

Financials (9.2%)
Banks (3.3%)
ABN AMRO Bank NV (CVA)(m)	4,673	74,226
AIB Group plc	12,287	50,044
ANZ Group Holdings Ltd.	34,657	533,864
Banco Bilbao Vizcaya Argentaria SA(x)	69,717	498,075
Banco Santander SA	194,316	723,867
Bank Hapoalim BM	14,289	118,990
Bank Leumi Le-Israel BM	17,562	132,816
Bank of America Corp.	65,148	1,863,233
Bank of Ireland Group plc	12,298	124,445
Banque Cantonale Vaudoise (Registered)	346	32,640
Barclays plc	182,253	329,062
BNP Paribas SA	12,854	768,794
BOC Hong Kong Holdings Ltd.	42,520	132,143
CaixaBank SA(x)	50,434	196,347
Chiba Bank Ltd. (The)	5,850	37,776
Citigroup, Inc.	18,079	847,724
Citizens Financial Group, Inc.	4,597	139,611
Comerica, Inc.	1,222	53,059
Commerzbank AG*	11,980	126,032
Commonwealth Bank of Australia	19,626	1,292,226
Concordia Financial Group Ltd.	12,014	44,343
Credit Agricole SA	14,081	159,187
Danske Bank A/S*	7,925	159,389
DBS Group Holdings Ltd.	21,010	522,145
DNB Bank ASA	10,782	193,400
Erste Group Bank AG	3,954	130,785
Fifth Third Bancorp	6,407	170,682
FinecoBank Banca Fineco SpA	7,048	108,384
First International Bank of Israel Ltd. (The)	639	22,609
First Republic Bank	1,707	23,881
Hang Seng Bank Ltd.	8,759	124,259
HSBC Holdings plc	231,039	1,572,931
Huntington Bancshares, Inc.	13,467	150,830
ING Groep NV	42,920	510,623
Intesa Sanpaolo SpA	186,750	480,627
Israel Discount Bank Ltd., Class A	13,801	67,886
Japan Post Bank Co. Ltd.(x)	17,269	141,243
JPMorgan Chase & Co.	27,379	3,567,757
KBC Group NV	2,926	201,166
KeyCorp	8,709	109,037
Lloyds Banking Group plc	775,037	457,230
M&T Bank Corp.	1,611	192,627
Mediobanca Banca di Credito Finanziario SpA	6,472	65,171
Mitsubishi UFJ Financial Group, Inc.	138,309	887,419
Mizrahi Tefahot Bank Ltd.	1,732	54,350
Mizuho Financial Group, Inc.(x)	27,718	393,097
National Australia Bank Ltd.	36,548	678,477
NatWest Group plc	60,888	198,945
Nordea Bank Abp	38,316	408,932
Oversea-Chinese Banking Corp. Ltd.	38,908	362,802
PNC Financial Services Group, Inc. (The)	3,765	478,531
Regions Financial Corp.	8,722	161,880
Resona Holdings, Inc.(x)	24,319	117,559
Shizuoka Financial Group, Inc.(x)	4,926	35,411
Skandinaviska Enskilda Banken AB, Class A*	18,514	204,184
Societe Generale SA	9,356	211,190
Standard Chartered plc	27,930	212,512
Sumitomo Mitsui Financial Group, Inc.	15,169	608,239
Sumitomo Mitsui Trust Holdings, Inc.	3,893	133,369
Svenska Handelsbanken AB, Class A	16,759	145,057
Swedbank AB, Class A(x)	10,348	169,825
Truist Financial Corp.	12,384	422,294
UniCredit SpA	22,335	423,036
United Overseas Bank Ltd.	13,743	308,373
US Bancorp	12,621	454,987
Wells Fargo & Co.	35,568	1,329,532
Westpac Banking Corp.	40,559	588,340
Zions Bancorp NA	1,397	41,812

		26,281,319

Capital Markets (1.7%)
3i Group plc	11,308	235,791
abrdn plc(x)	22,082	55,612
Ameriprise Financial, Inc.	993	304,355
Amundi SA(m)	763	48,203
ASX Ltd.	2,219	96,614
Bank of New York Mellon Corp. (The)	6,866	311,991
BlackRock, Inc.	1,402	938,106
Cboe Global Markets, Inc.	990	132,898
Charles Schwab Corp. (The)	14,238	745,786
CME Group, Inc.	3,358	643,124
Credit Suisse Group AG (Registered)	41,675	37,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Securities Group, Inc.(x)	14,907	$70,047
Deutsche Bank AG (Registered)	23,748	240,809
Deutsche Boerse AG	2,215	431,087
EQT AB	4,113	84,126
Euronext NV(m)	1,006	77,032
FactSet Research Systems, Inc.	356	147,772
Franklin Resources, Inc.	2,652	71,445
Futu Holdings Ltd. (ADR)(x)*	738	38,265
Goldman Sachs Group, Inc. (The)	3,161	1,033,995
Hargreaves Lansdown plc	3,926	38,854
Hong Kong Exchanges & Clearing Ltd.	13,966	619,878
Intercontinental Exchange, Inc.	5,214	543,768
Invesco Ltd.	4,245	69,618
Japan Exchange Group, Inc.	5,623	85,794
Julius Baer Group Ltd.	2,529	173,159
London Stock Exchange Group plc	4,413	428,874
Macquarie Group Ltd.	4,259	501,721
MarketAxess Holdings, Inc.	351	137,343
Moody’s Corp.	1,471	450,155
Morgan Stanley	12,305	1,080,379
MSCI, Inc.	746	417,529
Nasdaq, Inc.	3,164	172,976
Nomura Holdings, Inc.	32,613	125,896
Northern Trust Corp.	1,945	171,413
Partners Group Holding AG	266	250,794
Raymond James Financial, Inc.	1,807	168,539
S&P Global, Inc.	3,108	1,071,545
SBI Holdings, Inc.	2,933	58,215
Schroders plc	10,258	58,454
Singapore Exchange Ltd.	9,648	68,415
St James’s Place plc	6,301	94,395
State Street Corp.	3,425	259,238
T. Rowe Price Group, Inc.	2,086	235,509
UBS Group AG (Registered)	38,742	818,082

		13,845,150

Consumer Finance (0.2%)
American Express Co.	5,580	920,421
Capital One Financial Corp.	3,563	342,618
Discover Financial Services	2,550	252,042
Synchrony Financial	4,205	122,282

		1,637,363

Financial Services (2.0%)
Adyen NV(m)*	252	399,575
Berkshire Hathaway, Inc., Class B*	16,818	5,192,894
Edenred	2,943	174,127
Eurazeo SE	502	35,764
EXOR NV*	1,265	104,241
Fidelity National Information Services, Inc.	5,539	300,934
Fiserv, Inc.*	5,927	669,929
FleetCor Technologies, Inc.*	688	145,065
Global Payments, Inc.	2,524	265,626
GMO Payment Gateway, Inc.	538	46,306
Groupe Bruxelles Lambert NV	1,144	97,683
Industrivarden AB, Class A	1,473	39,809
Industrivarden AB, Class C	1,762	47,544
Investor AB, Class A	5,763	117,645
Investor AB, Class B	20,998	418,302
Jack Henry & Associates, Inc.	681	102,640
Kinnevik AB, Class B*	2,672	40,040
L E Lundbergforetagen AB, Class B	862	39,056
M&G plc	25,807	63,211
Mastercard, Inc., Class A	7,924	2,879,661
Mitsubishi HC Capital, Inc.	7,285	37,652
Nexi SpA(m)*	6,782	55,296
ORIX Corp.	13,792	227,466
PayPal Holdings, Inc.*	10,641	808,078
Sofina SA	188	42,343
Visa, Inc., Class A	15,262	3,440,970
Wendel SE	305	32,304
Worldline SA(m)*	2,749	116,831

		15,940,992

Insurance (2.0%)
Admiral Group plc	2,143	53,941
Aegon NV	20,745	89,153
Aflac, Inc.	5,282	340,795
Ageas SA/NV	1,844	79,716
AIA Group Ltd.	136,541	1,434,688
Allianz SE (Registered)	4,667	1,077,340
Allstate Corp. (The)	2,476	274,366
American International Group, Inc.	6,935	349,247
Aon plc, Class A	1,931	608,825
Arch Capital Group Ltd.*	3,452	234,287
Arthur J Gallagher & Co.	1,968	376,498
Assicurazioni Generali SpA	12,770	254,917
Assurant, Inc.	493	59,195
Aviva plc	32,185	160,875
AXA SA	21,764	665,474
Baloise Holding AG (Registered)	541	84,416
Brown & Brown, Inc.	2,194	125,979
Chubb Ltd.	3,874	752,253
Cincinnati Financial Corp.	1,467	164,421
Dai-ichi Life Holdings, Inc.(x)	11,329	208,156
Everest Re Group Ltd.	366	131,035
Gjensidige Forsikring ASA(x)	2,207	36,168
Globe Life, Inc.	844	92,857
Hannover Rueck SE	699	136,742
Hartford Financial Services Group, Inc. (The)	2,969	206,910
Insurance Australia Group Ltd.	27,205	85,429
Japan Post Holdings Co. Ltd.	27,029	219,930
Japan Post Insurance Co. Ltd.	2,205	34,425
Legal & General Group plc	67,921	200,899
Lincoln National Corp.	1,437	32,289
Loews Corp.	1,839	106,699
Marsh & McLennan Cos., Inc.	4,630	771,126
Medibank Pvt Ltd.	30,393	68,449
MetLife, Inc.	6,152	356,447
MS&AD Insurance Group Holdings, Inc.(x)	4,923	152,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,624	567,980
NN Group NV	3,220	116,830
Phoenix Group Holdings plc	8,436	56,988
Poste Italiane SpA(m)	5,765	59,007
Principal Financial Group, Inc.	2,124	157,856
Progressive Corp. (The)	5,461	781,251
Prudential Financial, Inc.	3,435	284,212
Prudential plc	31,591	432,048
QBE Insurance Group Ltd.	17,043	166,447
Sampo OYJ, Class A	5,549	261,755
Sompo Holdings, Inc.	3,620	143,670
Suncorp Group Ltd.	14,209	115,210
Swiss Life Holding AG (Registered)	364	224,452
Swiss Re AG	3,498	359,790
T&D Holdings, Inc.	6,091	75,665
Tokio Marine Holdings, Inc.	21,127	407,354
Travelers Cos., Inc. (The)	2,187	374,874
Tryg A/S	4,197	91,651
W R Berkley Corp.	1,908	118,792
Willis Towers Watson plc	1,010	234,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zurich Insurance Group AG	1,741	$833,053

		15,890,409

Total Financials		73,595,233

Health Care (8.7%)
Biotechnology (1.2%)
AbbVie, Inc.	16,507	2,630,721
Amgen, Inc.	4,981	1,204,157
Argenx SE*	640	236,334
Biogen, Inc.*	1,344	373,672
CSL Ltd.	5,580	1,076,652
Genmab A/S*	767	289,618
Gilead Sciences, Inc.	11,707	971,330
Grifols SA*	3,292	32,572
Incyte Corp.*	1,724	124,593
Moderna, Inc.*	3,084	473,641
Regeneron Pharmaceuticals, Inc.*	1,000	821,670
Swedish Orphan Biovitrum AB*	1,901	44,307
Vertex Pharmaceuticals, Inc.*	2,396	754,908

		9,034,175

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	16,275	1,648,006
Alcon, Inc.	5,802	411,660
Align Technology, Inc.*	678	226,547
Asahi Intecc Co. Ltd.	2,392	42,330
Baxter International, Inc.	4,706	190,875
Becton Dickinson & Co.	2,662	658,951
BioMerieux	508	53,597
Boston Scientific Corp.*	13,370	668,901
Carl Zeiss Meditec AG	484	67,220
Cochlear Ltd.	791	125,385
Coloplast A/S, Class B	1,391	183,087
Cooper Cos., Inc. (The)	461	172,119
Demant A/S*	1,068	37,480
Dentsply Sirona, Inc.	2,006	78,796
Dexcom, Inc.*	3,605	418,829
DiaSorin SpA	321	33,868
Edwards Lifesciences Corp.*	5,771	477,435
EssilorLuxottica SA	3,371	608,554
Fisher & Paykel Healthcare Corp. Ltd.	6,682	111,603
GE HealthCare Technologies, Inc.*	3,400	278,902
Getinge AB, Class B(x)	2,524	61,669
Hologic, Inc.*	2,330	188,031
Hoya Corp.	4,168	460,911
IDEXX Laboratories, Inc.*	773	386,562
Insulet Corp.*	648	206,686
Intuitive Surgical, Inc.*	3,299	842,795
Koninklijke Philips NV	10,289	187,835
Medtronic plc	12,407	1,000,252
Olympus Corp.	14,130	248,152
ResMed, Inc.	1,367	299,359
Siemens Healthineers AG(m)	3,302	189,912
Smith & Nephew plc	10,074	140,163
Sonova Holding AG (Registered)	602	177,520
STERIS plc	932	178,273
Straumann Holding AG (Registered)	1,307	196,009
Stryker Corp.	3,144	897,518
Sysmex Corp.	1,928	126,569
Teleflex, Inc.	438	110,950
Terumo Corp.	7,465	201,529
Zimmer Biomet Holdings, Inc.	1,959	253,103

		12,847,943

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	1,512	242,086
Amplifon SpA	1,374	47,761
Cardinal Health, Inc.	2,447	184,749
Centene Corp.*	5,286	334,128
Cigna Group (The)	2,854	729,283
CVS Health Corp.	12,265	911,412
DaVita, Inc.*	513	41,609
EBOS Group Ltd.	1,875	54,635
Elevance Health, Inc.	2,229	1,024,916
Fresenius Medical Care AG & Co. KGaA(x)	2,342	99,321
Fresenius SE & Co. KGaA	4,949	133,408
HCA Healthcare, Inc.	1,979	521,823
Henry Schein, Inc.*	1,265	103,148
Humana, Inc.	1,182	573,814
Laboratory Corp. of America Holdings	827	189,730
McKesson Corp.	1,324	471,410
Molina Healthcare, Inc.*	545	145,782
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	1,063	150,393
Ramsay Health Care Ltd.	2,111	93,974
Sonic Healthcare Ltd.	5,209	121,758
UnitedHealth Group, Inc.	8,721	4,121,457
Universal Health Services, Inc., Class B	599	76,133

		10,372,730

Health Care Technology (0.0%)†
M3, Inc.	5,041	126,828

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,763	382,233
Bachem Holding AG, Class B	382	38,431
Bio-Rad Laboratories, Inc., Class A*	201	96,283
Bio-Techne Corp.	1,465	108,688
Charles River Laboratories International, Inc.*	475	95,865
Danaher Corp.	6,115	1,541,225
Eurofins Scientific SE(x)	1,598	107,220
Illumina, Inc.*	1,468	341,383
IQVIA Holdings, Inc.*	1,734	344,875
Lonza Group AG (Registered)	868	522,072
Mettler-Toledo International, Inc.*	208	318,284
PerkinElmer, Inc.	1,178	156,980
QIAGEN NV*	2,629	119,506
Sartorius AG (Preference)(q)	287	120,460
Sartorius Stedim Biotech	322	98,944
Thermo Fisher Scientific, Inc.	3,661	2,110,091
Waters Corp.*	555	171,845
West Pharmaceutical Services, Inc.	691	239,411

		6,913,796

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	21,095	300,063
AstraZeneca plc	17,929	2,488,548
Bayer AG (Registered)	11,370	724,224
Bristol-Myers Squibb Co.	19,846	1,375,526
Catalent, Inc.*	1,680	110,393
Chugai Pharmaceutical Co. Ltd.	7,770	192,048
Daiichi Sankyo Co. Ltd.	20,293	740,627
Eisai Co. Ltd.	2,910	165,576
Eli Lilly and Co.	7,361	2,527,915
GSK plc	47,061	839,351
Hikma Pharmaceuticals plc	1,915	39,645
Ipsen SA	465	51,254
Johnson & Johnson	24,404	3,782,620
Kyowa Kirin Co. Ltd.	3,193	69,660
Merck & Co., Inc.	23,666	2,517,826
Merck KGaA	1,511	280,926
Nippon Shinyaku Co. Ltd.	559	24,652
Novartis AG (Registered)	25,031	2,297,968
Novo Nordisk A/S, Class B	19,154	3,039,598
Ono Pharmaceutical Co. Ltd.	4,081	85,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Organon & Co.	2,374	$55,836
Orion OYJ, Class B	1,285	57,458
Otsuka Holdings Co. Ltd.	4,621	147,329
Pfizer, Inc.	52,396	2,137,757
Recordati Industria Chimica e Farmaceutica SpA	1,274	53,918
Roche Holding AG	8,129	2,326,417
Roche Holding AG CHF 1	314	94,429
Sanofi	13,199	1,437,399
Shionogi & Co. Ltd.	3,112	140,764
Takeda Pharmaceutical Co. Ltd.	17,437	572,729
Teva Pharmaceutical Industries Ltd. (ADR)*	12,761	112,935
UCB SA	1,502	134,309
Viatris, Inc.	11,320	108,898
Zoetis, Inc.	4,350	724,014

		29,757,752

Total Health Care		69,053,224

Industrials (7.0%)
Aerospace & Defense (1.0%)
Airbus SE	6,840	916,329
BAE Systems plc	35,446	429,712
Boeing Co. (The)*	5,229	1,110,797
Dassault Aviation SA	304	60,215
Elbit Systems Ltd.	317	53,853
General Dynamics Corp.	2,101	479,469
Howmet Aerospace, Inc.	3,437	145,626
Huntington Ingalls Industries, Inc.	372	77,011
Kongsberg Gruppen ASA	1,006	40,631
L3Harris Technologies, Inc.	1,777	348,719
Lockheed Martin Corp.	2,177	1,029,133
MTU Aero Engines AG	636	159,046
Northrop Grumman Corp.	1,350	623,322
Raytheon Technologies Corp.	13,722	1,343,796
Rheinmetall AG	520	154,474
Rolls-Royce Holdings plc*	96,815	178,810
Safran SA	3,955	587,340
Singapore Technologies Engineering Ltd.	17,170	47,376
Textron, Inc.	1,949	137,658
Thales SA	1,256	185,687
TransDigm Group, Inc.	482	355,258

		8,464,262

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,099	109,208
Deutsche Post AG (Registered)	11,444	534,552
DSV A/S	2,189	422,513
Expeditors International of Washington, Inc.	1,485	163,528
FedEx Corp.	2,235	510,675
Nippon Express Holdings, Inc.	951	57,312
SG Holdings Co. Ltd.	3,239	47,993
United Parcel Service, Inc., Class B	6,812	1,321,460
Yamato Holdings Co. Ltd.	3,216	55,166

		3,222,407

Building Products (0.4%)
A O Smith Corp.	1,184	81,874
AGC, Inc.	2,283	85,101
Allegion plc	820	87,519
Assa Abloy AB, Class B	11,517	276,521
Carrier Global Corp.	7,806	357,124
Cie de Saint-Gobain	5,708	325,000
Daikin Industries Ltd.	2,903	520,471
Geberit AG (Registered)	416	232,633
Johnson Controls International plc	6,428	387,094
Kingspan Group plc	1,843	126,517
Lixil Corp.	3,350	55,246
Masco Corp.	2,105	104,661
Nibe Industrier AB, Class B	17,534	199,955
ROCKWOOL A/S, Class B	117	28,629
TOTO Ltd.	1,709	57,257
Trane Technologies plc	2,150	395,557
Xinyi Glass Holdings Ltd.	20,000	35,771

		3,356,930

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,067	144,634
Cintas Corp.	806	372,920
Copart, Inc.*	4,000	300,840
Dai Nippon Printing Co. Ltd.	2,638	73,708
Rentokil Initial plc	28,829	210,791
Republic Services, Inc.	1,917	259,217
Rollins, Inc.	2,161	81,102
Secom Co. Ltd.	2,471	152,091
Securitas AB, Class B	5,428	48,397
Toppan, Inc.	2,894	58,299
Waste Management, Inc.	3,487	568,974

		2,270,973

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,529	80,586
Bouygues SA	2,666	89,918
Eiffage SA	970	105,002
Ferrovial SA	5,702	167,736
Kajima Corp.	4,499	54,303
Obayashi Corp.	7,166	54,858
Quanta Services, Inc.	1,334	222,298
Shimizu Corp.	6,091	34,508
Skanska AB, Class B(x)	4,032	61,771
Taisei Corp.	2,106	65,109
Vinci SA	6,227	714,545

		1,650,634

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	18,213	624,561
AMETEK, Inc.	2,144	311,587
Eaton Corp. plc	3,712	636,014
Emerson Electric Co.	5,519	480,926
Fuji Electric Co. Ltd.	1,525	60,177
Generac Holdings, Inc.*	591	63,834
Legrand SA	3,135	286,756
Mitsubishi Electric Corp.	22,359	267,044
Nidec Corp.	5,155	267,588
Prysmian SpA	2,968	124,960
Rockwell Automation, Inc.	1,072	314,578
Schneider Electric SE	6,278	1,049,487
Siemens Energy AG*	4,907	107,711
Vestas Wind Systems A/S	11,754	340,550

		4,935,773

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	20,314	45,733
Central Japan Railway Co.	1,674	199,859
CSX Corp.	19,624	587,542
East Japan Railway Co.	3,522	194,768
Grab Holdings Ltd., Class A*	14,769	44,455
Hankyu Hanshin Holdings, Inc.	2,689	79,791
JB Hunt Transport Services, Inc.	773	135,631
Keio Corp.(x)	1,273	44,640
Keisei Electric Railway Co. Ltd.	1,436	44,212
Kintetsu Group Holdings Co. Ltd.	2,039	65,578
MTR Corp. Ltd.	17,024	82,348
Norfolk Southern Corp.	2,161	458,132
Odakyu Electric Railway Co. Ltd.	3,253	42,240
Old Dominion Freight Line, Inc.	846	288,351
Tobu Railway Co. Ltd.	2,084	49,857
Tokyu Corp.	5,977	79,490
Union Pacific Corp.	5,739	1,155,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	2,503	$103,112

		3,700,770

Industrial Conglomerates (0.7%)
3M Co.	5,159	542,262
CK Hutchison Holdings Ltd.	30,535	189,605
DCC plc	1,153	67,294
General Electric Co.	10,199	975,024
Hitachi Ltd.	11,230	617,280
Honeywell International, Inc.	6,276	1,199,469
Investment AB Latour, Class B	1,634	33,300
Jardine Cycle & Carriage Ltd.	1,135	26,812
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	63,180
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	612	29,813
Keppel Corp. Ltd.	15,985	67,751
Lifco AB, Class B(x)	2,572	55,375
Melrose Industries plc	45,058	92,870
Siemens AG (Registered)	8,852	1,432,862
Smiths Group plc	4,083	86,529
Toshiba Corp.	4,591	153,838

		5,633,264

Machinery (1.4%)
Alfa Laval AB(x)	3,416	122,061
Alstom SA	3,698	101,038
Atlas Copco AB, Class A	30,864	391,309
Atlas Copco AB, Class B	17,756	204,159
Caterpillar, Inc.	4,858	1,111,705
CNH Industrial NV	11,758	179,866
Cummins, Inc.	1,316	314,366
Daifuku Co. Ltd.	3,591	66,591
Daimler Truck Holding AG*	5,251	177,342
Deere & Co.	2,564	1,058,624
Dover Corp.	1,310	199,041
Epiroc AB, Class A	7,572	150,352
Epiroc AB, Class B	4,303	73,349
FANUC Corp.	11,215	404,414
Fortive Corp.	3,303	225,166
GEA Group AG	1,816	82,636
Hitachi Construction Machinery Co. Ltd.	1,187	27,667
Hoshizaki Corp.	1,343	49,536
Husqvarna AB, Class B	4,617	40,119
IDEX Corp.	704	162,645
Illinois Tool Works, Inc.	2,609	635,161
Indutrade AB	3,074	65,304
Ingersoll Rand, Inc.	3,780	219,920
Knorr-Bremse AG	876	58,234
Komatsu Ltd.	10,625	263,595
Kone OYJ, Class B	3,791	197,748
Kubota Corp.	11,668	176,747
Kurita Water Industries Ltd.	1,225	56,061
Makita Corp.(x)	2,678	66,614
Metso Outotec OYJ	7,673	83,689
Minebea Mitsumi, Inc.(x)	4,293	81,960
MISUMI Group, Inc.	3,333	83,854
Mitsubishi Heavy Industries Ltd.	3,668	135,251
NGK Insulators Ltd.(x)	2,513	33,268
Nordson Corp.	502	111,575
Otis Worldwide Corp.	3,889	328,232
PACCAR, Inc.	4,869	356,411
Parker-Hannifin Corp.	1,199	402,996
Pentair plc	1,535	84,839
Rational AG	67	44,843
Sandvik AB(x)	12,275	260,861
Schindler Holding AG	477	105,517
Schindler Holding AG (Registered)	274	57,862
Sembcorp Marine Ltd.*	305,074	27,323
SKF AB, Class B	4,484	88,482
SMC Corp.	663	351,520
Snap-on, Inc.	496	122,457
Spirax-Sarco Engineering plc	849	124,594
Stanley Black & Decker, Inc.	1,381	111,281
Techtronic Industries Co. Ltd.	15,652	170,882
Toyota Industries Corp.(x)	1,700	94,666
VAT Group AG(m)	313	113,076
Volvo AB, Class A	2,209	47,600
Volvo AB, Class B(x)	17,340	357,656
Wartsila OYJ Abp	5,224	49,402
Westinghouse Air Brake Technologies Corp.	1,698	171,600
Xylem, Inc.	1,682	176,105
Yaskawa Electric Corp.	2,808	123,036

		11,182,208

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	37	65,512
AP Moller - Maersk A/S, Class B	61	110,546
Kuehne + Nagel International AG (Registered)	641	191,301
Mitsui OSK Lines Ltd.(x)	4,024	100,697
Nippon Yusen KK(x)	5,550	129,688
SITC International Holdings Co. Ltd.	14,800	31,808

		629,552

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,184	49,681
American Airlines Group, Inc.*	6,066	89,473
ANA Holdings, Inc.(x)*	1,763	38,288
Delta Air Lines, Inc.*	5,985	208,996
Deutsche Lufthansa AG (Registered)*	6,596	73,389
Japan Airlines Co. Ltd.	1,685	32,856
Qantas Airways Ltd.*	10,199	45,309
Singapore Airlines Ltd.	14,766	63,682
Southwest Airlines Co.	5,542	180,337
United Airlines Holdings, Inc.*	3,052	135,051

		917,062

Professional Services (0.7%)
Adecco Group AG (Registered)	1,818	66,169
Automatic Data Processing, Inc.	3,872	862,023
BayCurrent Consulting, Inc.	1,529	63,443
Broadridge Financial Solutions, Inc.	1,098	160,934
Bureau Veritas SA	3,450	99,134
Computershare Ltd.	6,148	89,114
CoStar Group, Inc.*	3,796	261,355
Equifax, Inc.	1,143	231,846
Experian plc	10,628	349,823
Intertek Group plc	1,861	93,275
Jacobs Solutions, Inc.	1,191	139,954
Leidos Holdings, Inc.	1,276	117,469
Nihon M&A Center Holdings, Inc.	3,342	25,045
Paychex, Inc.	2,994	343,082
Persol Holdings Co. Ltd.(x)	1,959	39,387
Randstad NV(x)	1,411	83,765
Recruit Holdings Co. Ltd.	16,750	464,270
RELX plc (London Stock Exchange)	13,652	441,948
RELX plc (Turquoise Stock Exchange)	8,483	274,697
Robert Half International, Inc.	1,013	81,617
SGS SA (Registered)	75	164,775
Teleperformance	701	169,313
Verisk Analytics, Inc.	1,460	280,116
Wolters Kluwer NV	2,980	376,043

		5,278,597

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	1,606	90,306
Ashtead Group plc	5,117	313,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Brenntag SE	1,838	$137,982
Bunzl plc	4,001	151,183
Fastenal Co.	5,346	288,363
IMCD NV	663	108,509
ITOCHU Corp.(x)	13,826	450,216
Marubeni Corp.	17,768	241,530
Mitsubishi Corp.	14,549	523,068
Mitsui & Co. Ltd.(x)	16,646	518,772
MonotaRO Co. Ltd.	2,766	34,773
Reece Ltd.(x)	2,544	29,754
Sumitomo Corp.(x)	13,101	232,036
Toyota Tsusho Corp.	2,490	106,133
United Rentals, Inc.	647	256,057
WW Grainger, Inc.	420	289,300

		3,771,491

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	897	145,239
Aeroports de Paris*	363	51,874
Auckland International Airport Ltd.*	13,814	75,203
Getlink SE	5,155	85,094
Transurban Group	35,578	338,585

		695,995

Total Industrials		55,709,918

Information Technology (12.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,310	387,756
Cisco Systems, Inc.	38,326	2,003,492
F5, Inc.*	559	81,441
Juniper Networks, Inc.	3,029	104,258
Motorola Solutions, Inc.	1,561	446,649
Nokia OYJ	62,180	305,714
Telefonaktiebolaget LM Ericsson, Class B(x)	33,771	198,385

		3,527,695

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,555	453,955
Azbil Corp.	1,362	37,262
CDW Corp.	1,264	246,341
Corning, Inc.	7,106	250,700
Halma plc	4,370	120,641
Hamamatsu Photonics KK	1,663	89,770
Hexagon AB, Class B	22,365	257,361
Hirose Electric Co. Ltd.	363	47,497
Ibiden Co. Ltd.	1,307	52,438
Keyence Corp.	2,252	1,104,080
Keysight Technologies, Inc.*	1,669	269,510
Kyocera Corp.	3,738	194,995
Murata Manufacturing Co. Ltd.	6,689	408,456
Omron Corp.	2,134	124,862
Shimadzu Corp.	2,752	86,327
TDK Corp.	4,588	164,652
TE Connectivity Ltd.	2,969	389,384
Teledyne Technologies, Inc.*	438	195,944
Trimble, Inc.*	2,302	120,671
Venture Corp. Ltd.	3,000	39,961
Yokogawa Electric Corp.	2,519	41,002
Zebra Technologies Corp., Class A*	482	153,276

		4,849,085

IT Services (0.7%)
Accenture plc, Class A	5,881	1,680,849
Akamai Technologies, Inc.*	1,468	114,944
Bechtle AG	1,023	48,833
Capgemini SE	1,919	356,946
Cognizant Technology Solutions Corp., Class A	4,797	292,281
DXC Technology Co.*	2,147	54,877
EPAM Systems, Inc.*	537	160,563
Fujitsu Ltd.	2,279	308,041
Gartner, Inc.*	738	240,418
International Business Machines Corp.	8,439	1,106,268
Itochu Techno-Solutions Corp.	1,059	26,085
NEC Corp.	2,835	109,456
Nomura Research Institute Ltd.	4,598	106,923
NTT Data Corp.(x)	7,294	95,931
Obic Co. Ltd.	839	132,654
Otsuka Corp.	1,407	50,029
SCSK Corp.	1,724	25,193
TIS, Inc.	2,639	69,756
VeriSign, Inc.*	861	181,955
Wix.com Ltd.*	676	67,465

		5,229,467

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	15,050	1,475,051
Advantest Corp.	2,106	195,122
Analog Devices, Inc.	4,801	946,853
Applied Materials, Inc.	8,030	986,325
ASM International NV	555	225,381
ASML Holding NV	4,671	3,191,671
Broadcom, Inc.	3,780	2,425,021
Disco Corp.	1,020	118,673
Enphase Energy, Inc.*	1,269	266,845
First Solar, Inc.*	925	201,188
Infineon Technologies AG	15,110	617,615
Intel Corp.	38,522	1,258,514
KLA Corp.	1,323	528,102
Lam Research Corp.	1,273	674,843
Lasertec Corp.	899	159,377
Microchip Technology, Inc.	5,134	430,127
Micron Technology, Inc.	10,148	612,330
Monolithic Power Systems, Inc.	416	208,225
NVIDIA Corp.	23,242	6,455,930
NXP Semiconductors NV	2,419	451,083
ON Semiconductor Corp.*	4,036	332,244
Qorvo, Inc.*	946	96,085
QUALCOMM, Inc.	10,464	1,334,997
Renesas Electronics Corp.*	13,267	192,619
Rohm Co. Ltd.	1,029	85,711
Skyworks Solutions, Inc.	1,498	176,734
SolarEdge Technologies, Inc.*	522	158,662
STMicroelectronics NV	7,919	423,636
SUMCO Corp.	3,992	60,048
Teradyne, Inc.	1,454	156,320
Texas Instruments, Inc.	8,471	1,575,691
Tokyo Electron Ltd.	5,199	635,691
Tower Semiconductor Ltd.*	1,350	57,528

		26,714,242

Software (4.1%)
Adobe, Inc.*	4,339	1,672,120
ANSYS, Inc.*	813	270,566
Autodesk, Inc.*	2,015	419,442
Cadence Design Systems, Inc.*	2,561	538,040
Ceridian HCM Holding, Inc.*	1,434	104,997
Check Point Software Technologies Ltd.*	1,162	151,060
CyberArk Software Ltd.*	471	69,699
Dassault Systemes SE	7,710	318,423
Fair Isaac Corp.*	235	165,132
Fortinet, Inc.*	6,053	402,282
Gen Digital, Inc.	5,411	92,853
Intuit, Inc.	2,631	1,172,979
Microsoft Corp.	69,582	20,060,491
Nemetschek SE	727	49,847
Nice Ltd.*	745	169,584
Oracle Corp.	471	33,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp. (Moscow Stock Exchange)	14,345	$1,332,937
Paycom Software, Inc.*	454	138,021
PTC, Inc.*	987	126,563
Roper Technologies, Inc.	990	436,283
Sage Group plc (The)	11,706	112,163
Salesforce, Inc.*	9,334	1,864,747
SAP SE	12,082	1,519,882
ServiceNow, Inc.*	1,886	876,462
Synopsys, Inc.*	1,427	551,179
Temenos AG (Registered)	728	50,674
Trend Micro, Inc.	1,561	76,531
Tyler Technologies, Inc.*	389	137,955
WiseTech Global Ltd.	1,747	76,754
Xero Ltd.*	1,553	93,988

		33,085,648

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	139,581	23,016,907
Brother Industries Ltd.	2,604	39,279
Canon, Inc.	11,561	259,335
FUJIFILM Holdings Corp.	4,172	211,933
Hewlett Packard Enterprise Co.	12,010	191,319
HP, Inc.	8,263	242,519
Logitech International SA (Registered)	1,989	115,558
NetApp, Inc.	2,029	129,552
Ricoh Co. Ltd.	5,813	43,607
Seagate Technology Holdings plc	1,792	118,487
Seiko Epson Corp.	3,087	43,924
Western Digital Corp.*	2,965	111,692

		24,524,112

Total Information Technology		97,930,249

Materials (2.8%)
Chemicals (1.4%)
Air Liquide SA	6,056	1,014,558
Air Products and Chemicals, Inc.	2,070	594,525
Akzo Nobel NV	2,128	166,095
Albemarle Corp.	1,094	241,818
Arkema SA	727	71,908
Asahi Kasei Corp.	13,845	97,098
BASF SE	10,623	557,134
Celanese Corp.	931	101,377
CF Industries Holdings, Inc.	1,831	132,729
Chr Hansen Holding A/S	1,229	93,270
Clariant AG (Registered)*	2,381	39,510
Corteva, Inc.	6,669	402,207
Covestro AG(m)	2,244	92,814
Croda International plc	1,655	132,936
Dow, Inc.	6,569	360,113
DuPont de Nemours, Inc.	4,637	332,797
Eastman Chemical Co.	1,120	94,461
Ecolab, Inc.	2,313	382,871
EMS-Chemie Holding AG (Registered)	84	69,412
Evonik Industries AG	2,314	48,582
FMC Corp.	1,176	143,625
Givaudan SA (Registered)	108	351,928
ICL Group Ltd.	7,794	52,724
International Flavors & Fragrances, Inc.	2,380	218,865
Johnson Matthey plc	2,135	52,321
JSR Corp.	2,036	48,126
Koninklijke DSM NV	2,031	240,049
Linde plc	4,592	1,632,180
LyondellBasell Industries NV, Class A	2,371	222,613
Mitsubishi Chemical Group Corp.	14,130	84,074
Mitsui Chemicals, Inc.	2,032	52,468
Mosaic Co. (The)	3,178	145,807
Nippon Paint Holdings Co. Ltd.	9,191	86,375
Nippon Sanso Holdings Corp.	1,949	35,181
Nissan Chemical Corp.	1,449	65,837
Nitto Denko Corp.(x)	1,645	106,308
Novozymes A/S, Class B	2,444	125,189
OCI NV	1,186	40,260
Orica Ltd.	5,113	52,837
PPG Industries, Inc.	2,194	293,074
Sherwin-Williams Co. (The)	2,201	494,719
Shin-Etsu Chemical Co. Ltd.	21,545	698,802
Sika AG (Registered)	1,700	477,166
Solvay SA	871	99,759
Sumitomo Chemical Co. Ltd.	16,442	55,307
Symrise AG	1,559	169,365
Toray Industries, Inc.	15,304	87,494
Tosoh Corp.	2,870	38,995
Umicore SA	2,499	84,861
Yara International ASA	1,925	83,811

		11,366,335

Construction Materials (0.2%)
CRH plc	8,630	436,144
HeidelbergCement AG	1,734	126,479
Holcim AG*	6,438	415,296
James Hardie Industries plc (CHDI)	5,110	109,689
Martin Marietta Materials, Inc.	580	205,935
Vulcan Materials Co.	1,241	212,906

		1,506,449

Containers & Packaging (0.1%)
Amcor plc	13,899	158,171
Avery Dennison Corp.	756	135,271
Ball Corp.	2,930	161,472
International Paper Co.	3,320	119,719
Packaging Corp. of America	864	119,949
Sealed Air Corp.	1,350	61,979
SIG Group AG*	3,440	88,498
Smurfit Kappa Group plc	2,841	103,140
Westrock Co.	2,374	72,336

		1,020,535

Metals & Mining (1.0%)
Anglo American plc	14,666	485,408
Antofagasta plc	4,624	90,482
ArcelorMittal SA	6,163	186,884
BHP Group Ltd. (ASE Stock Exchange)	35,304	1,119,767
BHP Group Ltd. (London Stock Exchange)	23,309	737,580
BlueScope Steel Ltd.	5,191	70,339
Boliden AB	3,145	123,696
Fortescue Metals Group Ltd.	19,458	292,607
Freeport-McMoRan, Inc.	13,342	545,821
Glencore plc	119,175	685,508
IGO Ltd.	7,831	67,226
JFE Holdings, Inc.	5,424	68,938
Mineral Resources Ltd.	1,996	108,157
Newcrest Mining Ltd.	10,340	185,117
Newmont Corp.	7,409	363,189
Nippon Steel Corp.(x)	9,346	220,571
Norsk Hydro ASA	15,560	116,360
Northern Star Resources Ltd.	13,112	107,336
Nucor Corp.	2,395	369,956
Pilbara Minerals Ltd.	29,151	77,768
Rio Tinto Ltd.	4,295	345,822
Rio Tinto plc	13,012	881,890
South32 Ltd.	51,589	153,010
Steel Dynamics, Inc.	1,557	176,034
Sumitomo Metal Mining Co. Ltd.	2,848	108,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
voestalpine AG	1,420	$48,361

		7,736,730

Paper & Forest Products (0.1%)
Holmen AB, Class B(x)	1,056	40,690
Mondi plc	5,626	89,174
Oji Holdings Corp.	8,955	35,457
Stora Enso OYJ, Class R	6,168	80,265
Svenska Cellulosa AB SCA, Class B(x)	7,055	92,781
UPM-Kymmene OYJ*	6,177	207,433

		545,800

Total Materials		22,175,849

Real Estate (1.5%)
Diversified REITs (0.0%)†
British Land Co. plc (The) (REIT)	9,716	46,654
Daiwa House REIT Investment Corp. (REIT)	28	57,439
GPT Group (The) (REIT)	21,140	60,536
Land Securities Group plc (REIT)	7,773	59,744
Mirvac Group (REIT)	43,512	61,043
Nomura Real Estate Master Fund, Inc. (REIT)	53	59,432
Stockland (REIT)	26,345	70,578

		415,426

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	5,018	110,245
Ventas, Inc. (REIT)	3,731	161,739
Welltower, Inc. (REIT)	4,411	316,225

		588,209

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,674	110,054

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	37,018	79,925
GLP J-REIT (REIT)	53	57,248
Goodman Group (REIT)	19,447	247,329
Mapletree Logistics Trust (REIT)	38,953	50,265
Nippon Prologis REIT, Inc. (REIT)	25	52,990
Prologis, Inc. (REIT)	8,616	1,075,018
Segro plc (REIT)	13,744	130,818
Warehouses De Pauw CVA (REIT)	1,858	55,249

		1,748,842

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,394	175,072
Boston Properties, Inc. (REIT)	1,332	72,088
Covivio SA (REIT)	574	33,470
Dexus (REIT)	11,870	60,142
Gecina SA (REIT)	552	57,376
Japan Real Estate Investment Corp. (REIT)	15	59,777
Nippon Building Fund, Inc. (REIT)	18	74,845

		532,770

Real Estate Management & Development (0.3%)
Aroundtown SA(x)	11,025	15,699
Azrieli Group Ltd.	535	30,827
Capitaland Investment Ltd.	29,042	80,729
CBRE Group, Inc., Class A*	2,949	214,717
City Developments Ltd.	4,506	25,029
CK Asset Holdings Ltd.	22,190	134,434
Daito Trust Construction Co. Ltd.	723	72,157
Daiwa House Industry Co. Ltd.	6,966	164,097
ESR Group Ltd.(m)	21,900	39,134
Fastighets AB Balder, Class B*	6,966	28,672
Hang Lung Properties Ltd.	22,269	41,748
Henderson Land Development Co. Ltd.	15,985	55,341
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	29,670
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	22,209
Hulic Co. Ltd.	4,186	34,395
LEG Immobilien SE	854	46,760
Lendlease Corp. Ltd.	7,599	37,031
Mitsubishi Estate Co. Ltd.	13,024	155,493
Mitsui Fudosan Co. Ltd.	10,347	194,447
New World Development Co. Ltd.	16,993	45,834
Nomura Real Estate Holdings, Inc.	1,336	29,583
Sagax AB, Class B	2,142	49,506
Sino Land Co. Ltd.	36,700	49,708
Sumitomo Realty & Development Co. Ltd.	3,615	81,542
Sun Hung Kai Properties Ltd.	16,764	235,785
Swire Pacific Ltd., Class A	5,457	42,026
Swire Properties Ltd.	12,896	33,311
Swiss Prime Site AG (Registered)	890	74,094
UOL Group Ltd.	5,226	27,329
Vonovia SE	8,348	156,988
Wharf Real Estate Investment Co. Ltd.	18,412	106,488

		2,354,783

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,306	219,486
Camden Property Trust (REIT)	994	104,211
Equity Residential (REIT)	3,175	190,500
Essex Property Trust, Inc. (REIT)	604	126,321
Invitation Homes, Inc. (REIT)	5,422	169,329
Mid-America Apartment Communities, Inc. (REIT)	1,078	162,821
UDR, Inc. (REIT)	2,856	117,267

		1,089,935

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	59,500	88,844
Federal Realty Investment Trust (REIT)	682	67,402
Japan Metropolitan Fund Invest (REIT)	85	62,028
Kimco Realty Corp. (REIT)	5,773	112,747
Klepierre SA (REIT)	2,454	55,650
Link REIT (REIT)	29,261	187,653
Mapletree Pan Asia Commercial Trust (REIT)	23,800	32,326
Realty Income Corp. (REIT)	5,854	370,675
Regency Centers Corp. (REIT)	1,438	87,977
Scentre Group (REIT)	60,054	111,426
Simon Property Group, Inc. (REIT)	3,052	341,732
Unibail-Rodamco-Westfield (REIT)(x)*	1,419	76,446
Vicinity Ltd. (REIT)	42,704	55,931

		1,650,837

Specialized REITs (0.5%)
American Tower Corp. (REIT)	4,346	888,062
Crown Castle, Inc. (REIT)	4,042	540,981
Digital Realty Trust, Inc. (REIT)	2,684	263,864
Equinix, Inc. (REIT)	864	622,978
Extra Space Storage, Inc. (REIT)	1,250	203,662
Iron Mountain, Inc. (REIT)	2,714	143,598
Public Storage (REIT)	1,476	445,959
SBA Communications Corp. (REIT)	1,008	263,159
VICI Properties, Inc. (REIT)	8,990	293,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	6,869	$206,963

		3,872,480

Total Real Estate		12,363,336

Utilities (1.9%)
Electric Utilities (1.2%)
Acciona SA	303	60,714
Alliant Energy Corp.	2,343	125,116
American Electric Power Co., Inc.	4,797	436,479
BKW AG	243	38,195
Chubu Electric Power Co., Inc.	7,110	75,036
CK Infrastructure Holdings Ltd.	6,519	35,593
CLP Holdings Ltd.	18,681	135,035
Constellation Energy Corp.	3,052	239,582
Duke Energy Corp.	7,188	693,426
Edison International	3,565	251,653
EDP - Energias de Portugal SA	31,897	173,809
Elia Group SA/NV	391	51,637
Endesa SA	3,760	81,647
Enel SpA	93,456	570,763
Entergy Corp.	1,899	204,598
Evergy, Inc.	2,143	130,980
Eversource Energy	3,251	254,423
Exelon Corp.	9,276	388,572
FirstEnergy Corp.	5,070	203,104
Fortum OYJ*	5,236	80,311
Iberdrola SA	71,096	885,591
Kansai Electric Power Co., Inc. (The)(x)	7,770	75,692
Mercury NZ Ltd.	7,517	29,713
NextEra Energy, Inc.	18,549	1,429,757
NRG Energy, Inc.	2,150	73,724
Origin Energy Ltd.	19,650	108,885
Orsted A/S(m)	2,185	186,381
PG&E Corp.*	15,029	243,019
Pinnacle West Capital Corp.	1,056	83,677
Power Assets Holdings Ltd.	15,292	81,939
PPL Corp.	6,873	191,001
Red Electrica Corp. SA	4,541	79,878
Southern Co. (The)	10,162	707,072
SSE plc	12,513	278,722
Terna - Rete Elettrica Nazionale	16,279	133,607
Tokyo Electric Power Co. Holdings, Inc.*	16,848	60,131
Verbund AG	799	69,467
Xcel Energy, Inc.	5,108	344,484

		9,293,413

Gas Utilities (0.1%)
APA Group	13,021	88,360
Atmos Energy Corp.	1,306	146,742
Enagas SA	2,746	52,750
Hong Kong & China Gas Co. Ltd.	129,540	114,448
Naturgy Energy Group SA(x)	1,637	49,275
Osaka Gas Co. Ltd.	4,138	68,038
Snam SpA	23,331	123,844
Tokyo Gas Co. Ltd.	4,467	84,116

		727,573

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,235	150,139
Corp. ACCIONA Energias Renovables SA	757	29,366
EDP Renovaveis SA	3,385	77,610
Meridian Energy Ltd.	14,138	46,517
RWE AG	7,448	320,180

		623,812

Multi-Utilities (0.5%)
Ameren Corp.	2,413	208,459
CenterPoint Energy, Inc.	5,876	173,107
CMS Energy Corp.	2,709	166,278
Consolidated Edison, Inc.	3,312	316,859
Dominion Energy, Inc.	7,778	434,868
DTE Energy Co.	1,808	198,048
E.ON SE	25,797	321,786
Engie SA	20,987	331,903
National Grid plc	42,056	570,853
NiSource, Inc.	3,791	105,996
Public Service Enterprise Group, Inc.	4,657	290,830
Sempra Energy	2,934	443,504
Veolia Environnement SA	7,638	236,007
WEC Energy Group, Inc.	2,944	279,062

		4,077,560

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,801	263,828
Severn Trent plc	2,927	103,963
United Utilities Group plc	7,525	98,403

		466,194

Total Utilities		15,188,552

Total Common Stocks (62.5%) (Cost $339,510,622)		498,965,713

EXCHANGE TRADED FUND (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	68,347	31,330,948

Total Exchange Traded Fund (3.9%) (Cost $23,350,052)		31,330,948

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$295,000	289,384
3.250%, 11/16/28	745,000	724,483
FHLMC
2.750%, 6/19/23	1,485,000	1,478,356
FNMA
2.875%, 9/12/23	1,692,000	1,677,692
1.875%, 9/24/26	1,297,000	1,213,265

Total U.S. Government Agency Securities		5,383,180

U.S. Treasury Obligations (30.3%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,891,431
5.250%, 11/15/28	3,940,200	4,259,991
U.S. Treasury Notes
2.750%, 11/15/23	1,029,600	1,016,800
2.500%, 1/31/24	989,100	971,268
2.250%, 4/30/24	1,313,000	1,280,077
2.000%, 5/31/24	2,576,200	2,503,674
2.375%, 8/15/24	5,477,000	5,330,564
2.250%, 11/15/24	2,629,300	2,545,663
2.000%, 2/15/25	11,889,500	11,425,219
0.500%, 3/31/25	2,907,000	2,710,100
2.125%, 5/15/25	6,405,600	6,154,497
0.250%, 7/31/25	5,820,700	5,340,997
0.250%, 8/31/25	4,564,000	4,177,794
0.250%, 9/30/25	2,489,600	2,276,763
2.250%, 11/15/25	1,027,500	985,431
0.375%, 12/31/25	2,383,100	2,170,448
0.375%, 1/31/26	4,578,300	4,153,263
1.625%, 2/15/26	5,790,500	5,441,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 2/28/26	$2,080,300	$1,889,129
0.750%, 4/30/26	2,137,700	1,947,108
0.750%, 5/31/26	4,226,400	3,840,670
0.750%, 8/31/26	4,529,600	4,089,663
0.875%, 9/30/26	46,067,500	41,688,245
2.000%, 11/15/26	12,962,400	12,180,578
1.250%, 12/31/26	4,064,300	3,709,713
1.500%, 1/31/27	3,846,200	3,537,331
2.250%, 2/15/27	4,750,400	4,495,449
1.875%, 2/28/27	3,489,800	3,253,623
2.375%, 5/15/27	10,030,500	9,518,929
3.250%, 6/30/27	7,648,500	7,509,677
2.250%, 8/15/27	5,434,100	5,122,404
4.125%, 10/31/27	2,266,200	2,307,777
2.250%, 11/15/27#	12,465,600	11,714,018
3.875%, 12/31/27	4,047,600	4,085,627
2.750%, 2/15/28	1,064,000	1,020,772
4.000%, 2/29/28	4,072,800	4,142,499
2.875%, 5/15/28	1,186,000	1,142,729
3.125%, 11/15/28	1,160,900	1,130,347
2.625%, 2/15/29	1,585,100	1,501,506
2.375%, 5/15/29	4,216,300	3,931,525
1.625%, 8/15/29	2,150,000	1,915,343
1.750%, 11/15/29	1,913,800	1,716,762
1.500%, 2/15/30	1,323,900	1,159,303
0.625%, 5/15/30	2,574,800	2,104,850
0.625%, 8/15/30	2,614,600	2,128,304
1.625%, 5/15/31	3,247,100	2,819,562
1.250%, 8/15/31	15,571,900	13,050,110
1.375%, 11/15/31	2,185,600	1,842,890
1.875%, 2/15/32	4,910,800	4,306,887
2.875%, 5/15/32	4,634,000	4,406,135
2.750%, 8/15/32	2,982,400	2,803,649
4.125%, 11/15/32	2,182,600	2,291,837

Total U.S. Treasury Obligations		241,940,427

Total Long-Term Debt Securities (31.0%) (Cost $264,209,378)		247,323,607

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $379,318, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $386,750.(xx)	379,166	379,166
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $6,749,440, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $7,439,194.(xx)	6,744,803	6,744,803

Total Repurchase Agreements		7,123,969

U.S. Treasury Obligations (1.5%)
U.S. Treasury Bills
4.36%, 5/11/23(p)	11,553,600	11,496,467

Total Short-Term Investments (2.4%) (Cost $18,617,453)		18,620,436

Total Investments in Securities (99.8%) (Cost $645,687,505)		796,240,704
Other Assets Less Liabilities (0.2%)		1,762,780

Net Assets (100%)		$798,003,484

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,141,777.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $2,705,071 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $11,951,274. This was collateralized by $5,274,013 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $7,123,969 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.3
France	2.4
Germany	1.9
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.5
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	79.1
Cash and Other	0.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	8	6/2023	USD	838,600	19,318
Russell 2000 E-Mini Index	343	6/2023	USD	31,101,525	917,493

					936,811

Short Contracts
EURO STOXX 50 Index	(144)	6/2023	EUR	(6,654,318)	(244,310)
FTSE 100 Index	(4)	6/2023	GBP	(376,939)	(14,316)
S&P 500 E-Mini Index	(28)	6/2023	USD	(5,792,850)	(208,820)
SPI 200 Index	(90)	6/2023	AUD	(10,815,354)	(251,439)
TOPIX Index	(13)	6/2023	JPY	(1,961,627)	(55,199)
U.S. Treasury 2 Year Note	(55)	6/2023	USD	(11,354,922)	(125,107)
U.S. Treasury 5 Year Note	(16)	6/2023	USD	(1,752,125)	(49,395)
U.S. Treasury 10 Year Note	(104)	6/2023	USD	(11,951,875)	(334,613)

					(1,283,199)

					(346,388)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	404,443	NZD	626,256	JPMorgan Chase Bank	4/20/2023	12,829
NOK	32,561,956	USD	3,097,086	JPMorgan Chase Bank	4/21/2023	15,463
SEK	51,611,906	USD	4,889,247	HSBC Bank plc	4/21/2023	88,269
SEK	58,077,456	USD	5,588,347	Morgan Stanley	4/21/2023	12,715
USD	1,454,158	NOK	14,756,000	Morgan Stanley	4/21/2023	43,653
USD	4,694,201	SEK	48,473,527	BNP Paribas	4/21/2023	19,354
USD	14,208,764	JPY	1,873,216,728	Citibank NA	4/28/2023	45,620
EUR	14,478,905	USD	15,413,777	Bank of America	5/11/2023	321,680
EUR	15,846,187	USD	17,115,657	Goldman Sachs Bank USA	5/11/2023	105,743
CHF	730,000	USD	785,053	Bank of America	5/24/2023	17,235
GBP	7,618,138	USD	9,339,973	JPMorgan Chase Bank	5/24/2023	67,583

Total unrealized appreciation						750,144

AUD	25,325,736	USD	17,443,879	Morgan Stanley	4/13/2023	(509,406)
USD	5,567,514	AUD	8,352,895	Citibank NA	4/13/2023	(17,788)
NOK	7,468,444	USD	751,980	JPMorgan Chase Bank	4/21/2023	(38,083)
USD	753,022	NOK	7,978,425	Bank of America	4/21/2023	(9,623)
USD	10,893,439	SEK	113,071,000	Morgan Stanley	4/21/2023	(11,268)
JPY	898,169,704	USD	6,809,865	BNP Paribas	4/28/2023	(18,923)
JPY	885,738,056	USD	6,819,816	Citibank NA	4/28/2023	(122,868)
USD	1,376,532	JPY	187,548,447	Bank of America	4/28/2023	(41,496)
USD	7,766,018	JPY	1,030,973,313	Morgan Stanley	4/28/2023	(29,035)
USD	17,790,061	EUR	16,561,499	Bank of America	5/11/2023	(208,729)
CHF	8,931,504	USD	9,864,997	Goldman Sachs Bank USA	5/24/2023	(49,053)
USD	5,387,044	CHF	4,936,036	Goldman Sachs Bank USA	5/24/2023	(37,782)
USD	17,580,292	CHF	16,338,701	Morgan Stanley	5/24/2023	(376,346)

Total unrealized depreciation						(1,470,400)

Net unrealized depreciation						(720,256)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,577,193	$7,607,065	$—		$34,184,258
Consumer Discretionary	32,532,379	21,729,045	—		54,261,424
Consumer Staples	23,376,432	18,374,514	—		41,750,946
Energy	14,807,151	7,945,573	—		22,752,724
Financials	41,531,304	32,063,929	—		73,595,233
Health Care	45,720,338	23,332,886	—	(a)	69,053,224
Industrials	28,088,940	27,620,978	—		55,709,918
Information Technology	84,148,451	13,781,798	—		97,930,249
Materials	8,496,519	13,679,330	—		22,175,849
Real Estate	8,207,776	4,155,560	—		12,363,336
Utilities	9,178,387	6,010,165	—		15,188,552
Exchange Traded Fund	31,330,948	—	—		31,330,948
Forward Currency Contracts	—	750,144	—		750,144
Futures	936,811	—	—		936,811
Short-Term Investments
Repurchase Agreements	—	7,123,969	—		7,123,969
U.S. Treasury Obligations	—	11,496,467	—		11,496,467
U.S. Government Agency Securities	—	5,383,180	—		5,383,180
U.S. Treasury Obligations	—	241,940,427	—		241,940,427

Total Assets	$354,932,629	$442,995,030	$—		$797,927,659

Liabilities:
Forward Currency Contracts	$—	$(1,470,400)	$—		$(1,470,400)
Futures	(1,283,199)	—	—		(1,283,199)

Total Liabilities	$(1,283,199)	$(1,470,400)	$—		$(2,753,599)

Total	$353,649,430	$441,524,630	$—		$795,174,060

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,993,589
Aggregate gross unrealized depreciation	(49,265,519)

Net unrealized appreciation	$147,728,070

Federal income tax cost of investments in securities and derivative instruments, if applicable	$647,445,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	114,014	$2,194,770
Bezeq The Israeli Telecommunication Corp. Ltd.	52,275	71,264
BT Group plc	175,161	315,178
Cellnex Telecom SA(m)	14,346	558,429
Deutsche Telekom AG (Registered)	82,270	1,992,654
Elisa OYJ	3,648	219,855
HKT Trust & HKT Ltd.	96,197	128,069
Infrastrutture Wireless Italiane SpA(m)	8,190	107,953
Koninklijke KPN NV	83,847	296,139
Nippon Telegraph & Telephone Corp.	30,339	906,150
Orange SA	50,281	597,448
Singapore Telecommunications Ltd.	208,109	386,034
Spark New Zealand Ltd.	47,169	149,592
Swisscom AG (Registered)	661	421,759
Telecom Italia SpA*	242,840	80,499
Telefonica Deutschland Holding AG	25,372	78,075
Telefonica SA	131,931	569,307
Telenor ASA	17,635	207,025
Telia Co. AB(x)	66,279	168,418
Telstra Group Ltd.	99,211	280,258
United Internet AG (Registered)	2,364	40,696
Verizon Communications, Inc.	67,178	2,612,552

		12,382,124

Entertainment (0.7%)
Activision Blizzard, Inc.	11,391	974,956
Bollore SE	21,550	133,008
Capcom Co. Ltd.	4,382	156,760
Electronic Arts, Inc.	4,167	501,915
Embracer Group AB(x)*	15,584	73,112
Koei Tecmo Holdings Co. Ltd.(x)	2,966	53,580
Konami Group Corp.	2,403	110,315
Live Nation Entertainment, Inc.*	2,280	159,600
Netflix, Inc.*	7,124	2,461,199
Nexon Co. Ltd.	11,996	286,412
Nintendo Co. Ltd.	28,020	1,086,209
Sea Ltd. (ADR)*	9,191	795,481
Square Enix Holdings Co. Ltd.	2,229	107,105
Take-Two Interactive Software, Inc.*	2,536	302,545
Toho Co. Ltd.	2,817	107,869
Universal Music Group NV	18,382	464,679
Walt Disney Co. (The)*	29,220	2,925,799
Warner Bros Discovery, Inc.*	35,346	533,725

		11,234,269

Interactive Media & Services (1.7%)
Adevinta ASA*	7,102	50,363
Alphabet, Inc., Class A*	95,267	9,882,046
Alphabet, Inc., Class C*	83,049	8,637,096
Auto Trader Group plc(m)	23,170	176,596
Match Group, Inc.*	4,467	171,488
Meta Platforms, Inc., Class A*	35,602	7,545,488
REA Group Ltd.	1,351	125,910
Scout24 SE(m)	2,037	120,849
SEEK Ltd.	8,535	137,924
Z Holdings Corp.(x)	67,305	190,980

		27,038,740

Media (0.4%)
Charter Communications, Inc., Class A*	1,685	602,573
Comcast Corp., Class A	67,285	2,550,774
CyberAgent, Inc.	10,603	89,887
Dentsu Group, Inc.	5,143	181,138
DISH Network Corp., Class A*	4,020	37,507
Fox Corp., Class A	4,749	161,704
Fox Corp., Class B	2,204	69,007
Hakuhodo DY Holdings, Inc.	5,646	63,985
Informa plc	35,918	306,940
Interpublic Group of Cos., Inc. (The)	6,214	231,410
News Corp., Class A	6,115	105,606
News Corp., Class B	1,885	32,856
Omnicom Group, Inc.	3,242	305,850
Paramount Global, Class B(x)	8,078	180,220
Publicis Groupe SA	5,812	454,066
Vivendi SE	18,289	184,616
WPP plc	26,823	318,234

		5,876,373

Wireless Telecommunication Services (0.3%)
KDDI Corp.	40,914	1,263,486
SoftBank Corp.	72,906	840,996
SoftBank Group Corp.	30,613	1,205,054
Tele2 AB, Class B(x)	14,001	139,484
T-Mobile US, Inc.*	9,474	1,372,214
Vodafone Group plc	657,422	726,641

		5,547,875

Total Communication Services		62,079,381

Consumer Discretionary (6.5%)
Automobile Components (0.2%)
Aisin Corp.(x)	3,716	102,409
Aptiv plc*	4,333	486,119
BorgWarner, Inc.	3,744	183,868
Bridgestone Corp.	14,521	589,898
Cie Generale des Etablissements Michelin SCA	17,290	529,209
Continental AG	2,832	211,667
Denso Corp.	11,018	621,955
Koito Manufacturing Co. Ltd.	5,332	100,993
Sumitomo Electric Industries Ltd.	18,137	233,030
Valeo	5,334	109,766

		3,168,914

Automobiles (1.4%)
Bayerische Motoren Werke AG	8,405	920,278
Bayerische Motoren Werke AG (Preference)(q)	1,543	157,835
Dr Ing hc F Porsche AG (Preference)(q)*	2,926	374,483
Ferrari NV	3,200	866,684
Ford Motor Co.	62,626	789,088
General Motors Co.	22,307	818,221
Honda Motor Co. Ltd.	41,381	1,100,765
Isuzu Motors Ltd.	14,538	174,000
Mazda Motor Corp.	14,433	134,373
Mercedes-Benz Group AG	20,367	1,564,548
Nissan Motor Co. Ltd.	57,880	220,201
Porsche Automobil Holding SE (Preference)(q)	3,868	221,992
Renault SA*	4,863	198,550
Stellantis NV (Euronext Paris)	44,032	801,129
Stellantis NV (Italian Stock Exchange)	13,063	237,694
Subaru Corp.	15,653	250,547
Suzuki Motor Corp.	9,373	341,157
Tesla, Inc.*	43,019	8,924,722
Toyota Motor Corp.(x)	269,176	3,831,778
Volkswagen AG	763	130,749
Volkswagen AG (Preference)(q)	4,716	643,519
Volvo Car AB, Class B(x)*	14,699	64,315
Yamaha Motor Co. Ltd.	7,478	195,955

		22,962,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Broadline Retail (1.2%)
Amazon.com, Inc.*	142,599	$14,729,051
eBay, Inc.	8,679	385,087
Etsy, Inc.*	2,010	223,773
Next plc	3,282	266,710
Pan Pacific International Holdings Corp.	9,674	187,207
Prosus NV*	20,345	1,591,030
Rakuten Group, Inc.	22,188	103,473
Wesfarmers Ltd.	28,797	970,709

		18,457,040

Distributors (0.1%)
D’ieteren Group	647	125,857
Genuine Parts Co.	2,254	377,117
LKQ Corp.	4,059	230,389
Pool Corp.	625	214,025

		947,388

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	5,341	97,998
Pearson plc	16,325	170,369

		268,367

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	4,362	141,929
Amadeus IT Group SA*	11,438	765,850
Aristocrat Leisure Ltd.	15,112	377,884
Booking Holdings, Inc.*	621	1,647,147
Caesars Entertainment, Inc.*	3,432	167,516
Carnival Corp.(x)*	16,029	162,694
Chipotle Mexican Grill, Inc.*	442	755,064
Compass Group plc	44,479	1,118,377
Darden Restaurants, Inc.	1,946	301,941
Delivery Hero SE(m)*	4,413	150,149
Domino’s Pizza, Inc.	566	186,706
Entain plc	14,871	231,437
Evolution AB(m)	4,667	626,204
Expedia Group, Inc.*	2,364	229,379
Flutter Entertainment plc*	4,243	771,718
Galaxy Entertainment Group Ltd.*	54,977	365,467
Genting Singapore Ltd.	153,489	129,393
Hilton Worldwide Holdings, Inc.	4,262	600,388
InterContinental Hotels Group plc	4,451	292,468
Just Eat Takeaway.com NV(m)*	4,627	88,447
La Francaise des Jeux SAEM(m)	2,720	113,399
Las Vegas Sands Corp.*	5,256	301,957
Lottery Corp. Ltd. (The)	54,665	187,767
Marriott International, Inc., Class A	4,303	714,470
McDonald’s Corp.	11,715	3,275,631
McDonald’s Holdings Co. Japan Ltd.(x)	2,267	94,271
MGM Resorts International	5,032	223,522
Norwegian Cruise Line Holdings Ltd.(x)*	6,740	90,653
Oriental Land Co. Ltd.(x)	25,390	868,222
Royal Caribbean Cruises Ltd.*	3,511	229,268
Sands China Ltd.*	61,628	215,097
Sodexo SA	2,275	222,254
Starbucks Corp.	18,383	1,914,222
Whitbread plc	5,203	192,191
Wynn Resorts Ltd.*	1,649	184,540
Yum! Brands, Inc.	4,478	591,454

		18,529,076

Household Durables (0.4%)
Barratt Developments plc	24,915	143,868
Berkeley Group Holdings plc	2,830	146,825
DR Horton, Inc.	4,998	488,255
Electrolux AB, Class B(x)	5,496	66,696
Garmin Ltd.	2,452	247,456
Iida Group Holdings Co. Ltd.(x)	3,556	58,025
Lennar Corp., Class A	4,055	426,221
Mohawk Industries, Inc.*	843	84,486
Newell Brands, Inc.	6,020	74,889
NVR, Inc.*	49	273,037
Open House Group Co. Ltd.	2,025	75,937
Panasonic Holdings Corp.	55,664	498,211
Persimmon plc	7,954	123,707
PulteGroup, Inc.	3,608	210,274
SEB SA	632	72,141
Sekisui Chemical Co. Ltd.	9,101	129,104
Sekisui House Ltd.	15,530	316,459
Sharp Corp.(x)*	5,320	37,619
Sony Group Corp.	32,010	2,910,164
Taylor Wimpey plc	89,016	131,127
Whirlpool Corp.	871	114,989

		6,629,490

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	15,237	328,170
Hasbro, Inc.	2,076	111,460
Shimano, Inc.	1,859	322,497
Yamaha Corp.	3,600	138,947

		901,074

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	947	115,165
AutoZone, Inc.*	301	739,903
Bath & Body Works, Inc.	3,653	133,627
Best Buy Co., Inc.	3,149	246,472
CarMax, Inc.*	2,527	162,436
Fast Retailing Co. Ltd.	4,443	971,423
H & M Hennes & Mauritz AB, Class B(x)	18,406	262,814
Hikari Tsushin, Inc.	545	76,654
Home Depot, Inc. (The)	16,302	4,811,046
Industria de Diseno Textil SA	27,688	929,842
JD Sports Fashion plc	65,463	144,131
Kingfisher plc	49,385	159,569
Lowe’s Cos., Inc.	9,672	1,934,110
Nitori Holdings Co. Ltd.	2,035	245,357
O’Reilly Automotive, Inc.*	998	847,282
Ross Stores, Inc.	5,508	584,564
TJX Cos., Inc. (The)	18,482	1,448,250
Tractor Supply Co.	1,767	415,316
Ulta Beauty, Inc.*	814	444,175
USS Co. Ltd.	5,182	89,822
Zalando SE(m)*	5,720	239,377
ZOZO, Inc.	3,225	73,752

		15,075,087

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	4,112	726,020
Burberry Group plc	9,854	315,306
Cie Financiere Richemont SA (Registered)	13,250	2,123,987
Hermes International	804	1,628,592
Kering SA	1,901	1,240,700
LVMH Moet Hennessy Louis Vuitton SE	7,026	6,439,033
Moncler SpA	5,215	360,457
NIKE, Inc., Class B	19,924	2,443,479
Pandora A/S	2,329	223,199
Puma SE	2,725	168,061
Ralph Lauren Corp.(x)	657	76,652
Swatch Group AG (The)	747	256,850
Swatch Group AG (The) (Registered)	1,399	88,642
Tapestry, Inc.	3,776	162,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	5,284	$121,056

		16,374,817

Total Consumer Discretionary		103,313,836

Consumer Staples (5.0%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	22,048	1,470,200
Asahi Group Holdings Ltd.	11,570	430,751
Brown-Forman Corp., Class B	2,925	187,990
Budweiser Brewing Co. APAC Ltd.(m)	43,699	132,703
Carlsberg A/S, Class B	2,503	387,014
Coca-Cola Co. (The)	62,254	3,861,616
Coca-Cola Europacific Partners plc	5,202	307,906
Coca-Cola HBC AG*	5,122	140,113
Constellation Brands, Inc., Class A	2,597	586,636
Davide Campari-Milano NV	13,268	161,831
Diageo plc	57,706	2,575,442
Heineken Holding NV	2,925	268,683
Heineken NV	6,582	708,584
Keurig Dr Pepper, Inc.	13,591	479,490
Kirin Holdings Co. Ltd.	20,625	326,400
Molson Coors Beverage Co., Class B	3,007	155,402
Monster Beverage Corp.*	12,184	658,058
PepsiCo, Inc.	22,029	4,015,887
Pernod Ricard SA	5,248	1,189,091
Remy Cointreau SA	612	111,544
Suntory Beverage & Food Ltd.	3,596	134,016
Treasury Wine Estates Ltd.	18,192	159,587

		18,448,944

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	16,666	323,097
Carrefour SA	15,053	304,309
Coles Group Ltd.	33,971	409,594
Costco Wholesale Corp.	7,098	3,526,783
Dollar General Corp.	3,576	752,605
Dollar Tree, Inc.*	3,325	477,304
Endeavour Group Ltd.	36,367	164,926
HelloFresh SE*	4,161	99,083
J Sainsbury plc	44,640	153,723
Jeronimo Martins SGPS SA	7,130	167,205
Kesko OYJ, Class B	6,899	148,388
Kobe Bussan Co. Ltd.	3,896	108,744
Koninklijke Ahold Delhaize NV	26,543	907,915
Kroger Co. (The)	10,419	514,386
MatsukiyoCocokara & Co.	2,903	153,747
Ocado Group plc*	14,392	95,517
Seven & i Holdings Co. Ltd.	19,125	862,727
Sysco Corp.	8,119	627,030
Target Corp.	7,363	1,219,534
Tesco plc	187,358	614,363
Walgreens Boots Alliance, Inc.	11,450	395,941
Walmart, Inc.	22,430	3,307,303
Welcia Holdings Co. Ltd.	2,468	52,808
Woolworths Group Ltd.	30,877	783,047

		16,170,079

Food Products (1.2%)
Ajinomoto Co., Inc.	11,542	401,659
Archer-Daniels-Midland Co.	8,750	697,025
Associated British Foods plc	8,970	215,281
Barry Callebaut AG (Registered)	93	197,445
Bunge Ltd.	2,396	228,866
Campbell Soup Co.	3,209	176,431
Chocoladefabriken Lindt & Spruengli AG	27	319,433
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	354,199
Conagra Brands, Inc.	7,623	286,320
Danone SA	16,297	1,013,155
General Mills, Inc.	9,430	805,888
Hershey Co. (The)	2,351	598,118
Hormel Foods Corp.	4,632	184,724
J M Smucker Co. (The)	1,705	268,316
JDE Peet’s NV	2,610	75,916
Kellogg Co.	4,094	274,134
Kerry Group plc (London Stock Exchange), Class A	1,182	118,423
Kerry Group plc (Turquoise Stock Exchange), Class A	2,901	289,112
Kikkoman Corp.	3,672	187,316
Kraft Heinz Co. (The)	12,735	492,462
Lamb Weston Holdings, Inc.	2,301	240,500
McCormick & Co., Inc. (Non-Voting)	4,010	333,672
Meiji Holdings Co. Ltd.	5,650	134,366
Mondelez International, Inc., Class A	21,806	1,520,314
Mowi ASA	10,507	194,579
Nestle SA (Registered)	69,803	8,521,328
Nisshin Seifun Group, Inc.	4,803	56,204
Nissin Foods Holdings Co. Ltd.	1,616	147,799
Orkla ASA	19,064	135,420
Salmar ASA	1,681	73,369
Tyson Foods, Inc., Class A	4,568	270,974
WH Group Ltd.(m)	211,682	125,817
Wilmar International Ltd.	48,415	153,646
Yakult Honsha Co. Ltd.	3,254	236,565

		19,328,776

Household Products (0.7%)
Church & Dwight Co., Inc.	3,900	344,799
Clorox Co. (The)	1,976	312,682
Colgate-Palmolive Co.	13,359	1,003,929
Essity AB, Class B(x)	15,458	442,048
Henkel AG & Co. KGaA	2,681	194,960
Henkel AG & Co. KGaA (Preference)(q)	4,568	356,968
Kimberly-Clark Corp.	5,398	724,519
Procter & Gamble Co. (The)	37,735	5,610,817
Reckitt Benckiser Group plc	18,166	1,380,154
Unicharm Corp.	10,225	420,302

		10,791,178

Personal Care Products (0.6%)
Beiersdorf AG	2,556	332,520
Estee Lauder Cos., Inc. (The), Class A	3,706	913,381
Haleon plc	128,006	510,685
Kao Corp.	11,826	461,768
Kobayashi Pharmaceutical Co. Ltd.	1,279	78,133
Kose Corp.	878	104,285
L’Oreal SA	6,131	2,743,021
Shiseido Co. Ltd.	10,132	475,522
Unilever plc (Cboe Europe)	59,243	3,063,972
Unilever plc (London Stock Exchange)	5,101	264,272

		8,947,559

Tobacco (0.4%)
Altria Group, Inc.	28,560	1,274,347
British American Tobacco plc	53,998	1,892,347
Imperial Brands plc	22,756	523,323
Japan Tobacco, Inc.	30,488	643,500
Philip Morris International, Inc.	24,796	2,411,411

		6,744,928

Total Consumer Staples		80,431,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	16,091	$464,386
Halliburton Co.	14,461	457,546
Schlumberger NV	22,716	1,115,356
Tenaris SA	11,874	168,872

		2,206,160

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	8,123	199,311
Ampol Ltd.	6,032	123,468
APA Corp.	5,142	185,420
BP plc	460,626	2,916,198
Chevron Corp.	28,454	4,642,555
ConocoPhillips	19,575	1,942,036
Coterra Energy, Inc.	12,611	309,474
Devon Energy Corp.	10,456	529,178
Diamondback Energy, Inc.	2,939	397,265
ENEOS Holdings, Inc.(x)	76,514	268,374
Eni SpA	63,457	888,893
EOG Resources, Inc.	9,395	1,076,949
EQT Corp.	5,870	187,312
Equinor ASA	24,181	687,688
Exxon Mobil Corp.	65,868	7,223,085
Galp Energia SGPS SA, Class B	12,636	143,367
Hess Corp.	4,438	587,325
Idemitsu Kosan Co. Ltd.(x)	5,224	114,243
Inpex Corp.	26,211	278,886
Kinder Morgan, Inc.	31,642	554,051
Marathon Oil Corp.	10,158	243,386
Marathon Petroleum Corp.	7,261	979,001
Neste OYJ	10,770	531,205
Occidental Petroleum Corp.	11,630	726,061
OMV AG	3,776	172,936
ONEOK, Inc.	7,149	454,247
Phillips 66	7,453	755,585
Pioneer Natural Resources Co.	3,800	776,112
Repsol SA	34,774	535,288
Santos Ltd.	79,367	366,296
Shell plc	179,145	5,129,944
Targa Resources Corp.	3,620	264,079
TotalEnergies SE	63,157	3,726,437
Valero Energy Corp.	6,166	860,774
Washington H Soul Pattinson & Co. Ltd.	5,545	112,369
Williams Cos., Inc. (The)	19,482	581,732
Woodside Energy Group Ltd. (ASE Stock Exchange)	38,946	877,531
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	206,754

		40,554,815

Total Energy		42,760,975

Financials (8.9%)
Banks (3.3%)
ABN AMRO Bank NV (CVA)(m)	10,251	162,826
AIB Group plc	26,951	109,770
ANZ Group Holdings Ltd.	75,925	1,169,566
Banco Bilbao Vizcaya Argentaria SA(x)	152,915	1,092,461
Banco Santander SA	426,286	1,588,003
Bank Hapoalim BM	32,235	268,432
Bank Leumi Le-Israel BM	39,185	296,344
Bank of America Corp.	111,639	3,192,875
Bank of Ireland Group plc	26,975	272,964
Banque Cantonale Vaudoise (Registered)	760	71,695
Barclays plc	402,445	726,623
BNP Paribas SA	28,198	1,686,515
BOC Hong Kong Holdings Ltd.	93,263	289,842
CaixaBank SA(x)	112,530	438,095
Chiba Bank Ltd. (The)	12,903	83,321
Citigroup, Inc.	30,980	1,452,652
Citizens Financial Group, Inc.	7,877	239,225
Comerica, Inc.	2,094	90,922
Commerzbank AG*	27,019	284,245
Commonwealth Bank of Australia	43,012	2,832,019
Concordia Financial Group Ltd.	27,632	101,989
Credit Agricole SA	30,891	349,227
Danske Bank A/S*	17,508	352,125
DBS Group Holdings Ltd.	45,976	1,142,605
DNB Bank ASA	23,488	421,311
Erste Group Bank AG	8,704	287,898
Fifth Third Bancorp	10,930	291,175
FinecoBank Banca Fineco SpA	15,377	236,467
First International Bank of Israel Ltd. (The)	1,401	49,571
First Republic Bank	2,971	41,564
Hang Seng Bank Ltd.	19,187	272,196
HSBC Holdings plc	506,848	3,450,659
Huntington Bancshares, Inc.	23,082	258,518
ING Groep NV	94,578	1,125,202
Intesa Sanpaolo SpA	409,688	1,054,389
Israel Discount Bank Ltd., Class A	30,513	150,091
Japan Post Bank Co. Ltd.(x)	37,985	310,678
JPMorgan Chase & Co.	46,917	6,113,754
KBC Group NV	6,373	438,152
KeyCorp	14,928	186,899
Lloyds Banking Group plc	1,707,706	1,007,455
M&T Bank Corp.	2,707	323,676
Mediobanca Banca di Credito Finanziario SpA	14,772	148,748
Mitsubishi UFJ Financial Group, Inc.	303,419	1,946,798
Mizrahi Tefahot Bank Ltd.	3,920	123,009
Mizuho Financial Group, Inc.	61,230	868,364
National Australia Bank Ltd.	80,046	1,485,973
NatWest Group plc	133,451	436,036
Nordea Bank Abp	83,973	896,222
Oversea-Chinese Banking Corp. Ltd.	85,948	801,431
PNC Financial Services Group, Inc. (The)	6,414	815,219
Regions Financial Corp.	14,939	277,268
Resona Holdings, Inc.(x)	54,460	263,261
Shizuoka Financial Group, Inc.(x)	10,861	78,074
Skandinaviska Enskilda Banken AB, Class A*	40,726	449,152
Societe Generale SA	20,529	463,396
Standard Chartered plc	62,355	474,443
Sumitomo Mitsui Financial Group, Inc.	33,149	1,329,192
Sumitomo Mitsui Trust Holdings, Inc.	8,407	288,012
Svenska Handelsbanken AB, Class A	37,022	320,442
Swedbank AB, Class A(x)	23,071	378,628
Truist Financial Corp.	21,222	723,670
UniCredit SpA	48,763	923,595
United Overseas Bank Ltd.	29,969	672,461
US Bancorp	22,284	803,338
Wells Fargo & Co.	60,949	2,278,274
Westpac Banking Corp.	88,868	1,289,099
Zions Bancorp NA	2,393	71,623

		52,919,724

Capital Markets (1.6%)
3i Group plc	24,705	515,142
abrdn plc(x)	51,162	128,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	1,684	$516,146
Amundi SA(m)	1,573	99,376
ASX Ltd.	4,904	213,516
Bank of New York Mellon Corp. (The)	11,765	534,602
BlackRock, Inc.	2,396	1,603,211
Cboe Global Markets, Inc.	1,696	227,671
Charles Schwab Corp. (The)	24,397	1,277,915
CME Group, Inc.	5,754	1,102,006
Credit Suisse Group AG (Registered)(x)	91,426	82,375
Daiwa Securities Group, Inc.(x)	33,620	157,979
Deutsche Bank AG (Registered)	52,088	528,181
Deutsche Boerse AG	4,823	938,659
EQT AB	9,024	184,573
Euronext NV(m)	2,216	169,684
FactSet Research Systems, Inc.	612	254,035
Franklin Resources, Inc.	4,561	122,873
Futu Holdings Ltd. (ADR)(x)*	1,559	80,834
Goldman Sachs Group, Inc. (The)	5,417	1,771,955
Hargreaves Lansdown plc	8,669	85,794
Hong Kong Exchanges & Clearing Ltd.	30,572	1,356,931
Intercontinental Exchange, Inc.	8,938	932,144
Invesco Ltd.	7,274	119,294
Japan Exchange Group, Inc.	12,754	194,596
Julius Baer Group Ltd.	5,465	374,185
London Stock Exchange Group plc	9,671	939,869
Macquarie Group Ltd.	9,320	1,097,919
MarketAxess Holdings, Inc.	602	235,557
Moody’s Corp.	2,520	771,170
Morgan Stanley	20,897	1,834,757
MSCI, Inc.	1,279	715,843
Nasdaq, Inc.	5,422	296,421
Nomura Holdings, Inc.	73,345	283,134
Northern Trust Corp.	3,333	293,737
Partners Group Holding AG	578	544,959
Raymond James Financial, Inc.	3,100	289,137
S&P Global, Inc.	5,266	1,815,559
SBI Holdings, Inc.	6,116	121,392
Schroders plc	22,505	128,243
Singapore Exchange Ltd.	21,147	149,956
St James’s Place plc	13,558	203,112
State Street Corp.	5,582	422,502
T. Rowe Price Group, Inc.	3,587	404,972
UBS Group AG (Registered)	84,991	1,794,683

		25,915,447

Consumer Finance (0.2%)
American Express Co.	9,523	1,570,819
Capital One Financial Corp.	6,098	586,384
Discover Financial Services	4,270	422,047
Synchrony Financial	6,990	203,269

		2,782,519

Financial Services (1.8%)
Adyen NV(m)*	551	873,675
Berkshire Hathaway, Inc., Class B*	28,819	8,898,442
Edenred	6,372	377,010
Eurazeo SE	1,150	81,930
EXOR NV*	2,776	228,754
Fidelity National Information Services, Inc.	9,491	515,646
Fiserv, Inc.*	10,157	1,148,046
FleetCor Technologies, Inc.*	1,180	248,803
Global Payments, Inc.	4,208	442,850
GMO Payment Gateway, Inc.	1,106	95,194
Groupe Bruxelles Lambert NV	2,568	219,275
Industrivarden AB, Class A	3,376	91,240
Industrivarden AB, Class C	3,958	106,798
Investor AB, Class A	12,669	258,624
Investor AB, Class B	46,245	921,248
Jack Henry & Associates, Inc.	1,167	175,890
Kinnevik AB, Class B*	5,901	88,427
L E Lundbergforetagen AB, Class B	1,978	89,621
M&G plc	56,614	138,668
Mastercard, Inc., Class A	13,496	4,904,581
Mitsubishi HC Capital, Inc.	16,009	82,742
Nexi SpA(m)*	14,875	121,280
ORIX Corp.	30,412	501,573
PayPal Holdings, Inc.*	18,096	1,374,210
Sofina SA	398	89,641
Visa, Inc., Class A	25,991	5,859,931
Wendel SE	705	74,670
Worldline SA(m)*	6,044	256,866

		28,265,635

Insurance (2.0%)
Admiral Group plc	4,639	116,768
Aegon NV	45,031	193,524
Aflac, Inc.	8,955	577,777
Ageas SA/NV	4,150	179,404
AIA Group Ltd.	299,837	3,150,502
Allianz SE (Registered)	10,238	2,363,361
Allstate Corp. (The)	4,206	466,067
American International Group, Inc.	11,884	598,478
Aon plc, Class A	3,286	1,036,043
Arch Capital Group Ltd.*	5,916	401,519
Arthur J Gallagher & Co.	3,392	648,924
Assicurazioni Generali SpA	28,257	564,072
Assurant, Inc.	845	101,459
Aviva plc	70,541	352,596
AXA SA	47,745	1,459,891
Baloise Holding AG (Registered)	1,179	183,968
Brown & Brown, Inc.	3,759	215,842
Chubb Ltd.	6,639	1,289,161
Cincinnati Financial Corp.	2,514	281,769
Dai-ichi Life Holdings, Inc.	24,949	458,406
Everest Re Group Ltd.	627	224,479
Gjensidige Forsikring ASA	5,036	82,529
Globe Life, Inc.	1,446	159,089
Hannover Rueck SE	1,530	299,306
Hartford Financial Services Group, Inc. (The)	5,040	351,238
Insurance Australia Group Ltd.	62,127	195,090
Japan Post Holdings Co. Ltd.	60,349	491,048
Japan Post Insurance Co. Ltd.	5,115	79,857
Legal & General Group plc	150,530	445,243
Lincoln National Corp.	2,463	55,344
Loews Corp.	3,119	180,964
Marsh & McLennan Cos., Inc.	7,917	1,318,576
Medibank Pvt Ltd.	69,903	157,430
MetLife, Inc.	10,541	610,746
MS&AD Insurance Group Holdings, Inc.(x)	10,884	337,979
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,557	1,244,029
NN Group NV	7,052	255,864
Phoenix Group Holdings plc	18,491	124,912
Poste Italiane SpA(m)	13,261	135,732
Principal Financial Group, Inc.	3,639	270,450
Progressive Corp. (The)	9,355	1,338,326
Prudential Financial, Inc.	5,886	487,008
Prudential plc	69,785	954,401
QBE Insurance Group Ltd.	37,685	368,042
Sampo OYJ, Class A	12,196	575,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sompo Holdings, Inc.	7,958	$315,836
Suncorp Group Ltd.	32,085	260,153
Swiss Life Holding AG (Registered)	786	484,669
Swiss Re AG	7,656	787,466
T&D Holdings, Inc.	13,360	165,964
Tokio Marine Holdings, Inc.	46,603	898,562
Travelers Cos., Inc. (The)	3,696	633,531
Tryg A/S	9,219	201,318
W R Berkley Corp.	3,258	202,843
Willis Towers Watson plc	1,708	396,905
Zurich Insurance Group AG	3,820	1,827,836

		31,557,601

Total Financials		141,440,926

Health Care (8.1%)
Biotechnology (1.0%)
AbbVie, Inc.	28,287	4,508,099
Amgen, Inc.	8,541	2,064,787
Argenx SE*	1,405	518,827
Biogen, Inc.*	2,303	640,303
CSL Ltd.	12,240	2,361,689
Genmab A/S*	1,673	631,721
Gilead Sciences, Inc.	19,946	1,654,920
Grifols SA*	7,269	71,922
Incyte Corp.*	2,960	213,919
Moderna, Inc.*	5,284	811,517
Regeneron Pharmaceuticals, Inc.*	1,720	1,413,272
Swedish Orphan Biovitrum AB*	4,387	102,250
Vertex Pharmaceuticals, Inc.*	4,112	1,295,568

		16,288,794

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	27,888	2,823,939
Alcon, Inc.	12,684	899,947
Align Technology, Inc.*	1,162	388,271
Asahi Intecc Co. Ltd.	5,494	97,225
Baxter International, Inc.	8,072	327,400
Becton Dickinson & Co.	4,541	1,124,079
BioMerieux	1,060	111,837
Boston Scientific Corp.*	22,910	1,146,187
Carl Zeiss Meditec AG	1,020	141,663
Cochlear Ltd.	1,672	265,035
Coloplast A/S, Class B	3,023	397,896
Cooper Cos., Inc. (The)	790	294,955
Demant A/S*	2,370	83,171
Dentsply Sirona, Inc.	3,437	135,005
Dexcom, Inc.*	6,180	717,992
DiaSorin SpA	653	68,897
Edwards Lifesciences Corp.*	9,889	818,117
EssilorLuxottica SA	7,382	1,332,646
Fisher & Paykel Healthcare Corp. Ltd.	14,551	243,031
GE HealthCare Technologies, Inc.*	5,807	476,348
Getinge AB, Class B(x)	5,833	142,519
Hologic, Inc.*	3,943	318,200
Hoya Corp.	9,061	1,001,994
IDEXX Laboratories, Inc.*	1,325	662,606
Insulet Corp.*	1,111	354,365
Intuitive Surgical, Inc.*	5,605	1,431,909
Koninklijke Philips NV	22,438	409,625
Medtronic plc	21,276	1,715,271
Olympus Corp.	31,076	545,758
ResMed, Inc.	2,350	514,627
Siemens Healthineers AG(m)	7,157	411,629
Smith & Nephew plc	22,100	307,486
Sonova Holding AG (Registered)	1,320	389,246
STERIS plc	1,588	303,753
Straumann Holding AG (Registered)	2,839	425,760
Stryker Corp.	5,393	1,539,540
Sysmex Corp.	4,241	278,412
Teleflex, Inc.	750	189,983
Terumo Corp.	16,458	444,308
Zimmer Biomet Holdings, Inc.	3,356	433,595

		23,714,227

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	2,588	414,365
Amplifon SpA	3,230	112,276
Cardinal Health, Inc.	4,121	311,135
Centene Corp.*	8,809	556,817
Cigna Group (The)	4,777	1,220,667
CVS Health Corp.	20,539	1,526,253
DaVita, Inc.*	879	71,296
EBOS Group Ltd.	4,113	119,846
Elevance Health, Inc.	3,820	1,756,474
Fresenius Medical Care AG & Co. KGaA	5,243	222,347
Fresenius SE & Co. KGaA	10,741	289,541
HCA Healthcare, Inc.	3,392	894,403
Henry Schein, Inc.*	2,168	176,779
Humana, Inc.	1,999	970,434
Laboratory Corp. of America Holdings	1,417	325,088
McKesson Corp.	2,191	780,106
Molina Healthcare, Inc.*	934	249,836
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,775	251,127
Ramsay Health Care Ltd.	4,670	207,891
Sonic Healthcare Ltd.	11,536	269,648
UnitedHealth Group, Inc.	14,945	7,062,858
Universal Health Services, Inc., Class B	1,026	130,405

		17,919,592

Health Care Technology (0.0%)†
M3, Inc.	11,292	284,098

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	4,732	654,625
Bachem Holding AG, Class B	837	84,206
Bio-Rad Laboratories, Inc., Class A*	345	165,262
Bio-Techne Corp.	2,515	186,588
Charles River Laboratories International, Inc.*	814	164,281
Danaher Corp.	10,484	2,642,387
Eurofins Scientific SE(x)	3,478	233,361
Illumina, Inc.*	2,516	585,096
IQVIA Holdings, Inc.*	2,970	590,703
Lonza Group AG (Registered)	1,891	1,137,371
Mettler-Toledo International, Inc.*	354	541,694
PerkinElmer, Inc.	2,020	269,185
QIAGEN NV*	5,844	265,650
Sartorius AG (Preference)(q)	625	262,327
Sartorius Stedim Biotech	705	216,633
Thermo Fisher Scientific, Inc.	6,274	3,616,145
Waters Corp.*	950	294,149
West Pharmaceutical Services, Inc.	1,184	410,220

		12,319,883

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	46,627	663,241
AstraZeneca plc	39,331	5,459,149
Bayer AG (Registered)	24,937	1,588,388
Bristol-Myers Squibb Co.	34,008	2,357,094
Catalent, Inc.*	2,880	189,245
Chugai Pharmaceutical Co. Ltd.	16,958	419,144
Daiichi Sankyo Co. Ltd.	44,479	1,623,335
Eisai Co. Ltd.	6,435	366,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	12,615	$4,332,243
GSK plc	103,241	1,841,343
Hikma Pharmaceuticals plc	4,231	87,591
Ipsen SA	968	106,696
Johnson & Johnson	41,819	6,481,945
Kyowa Kirin Co. Ltd.	6,769	147,676
Merck & Co., Inc.	40,554	4,314,540
Merck KGaA	3,285	610,749
Nippon Shinyaku Co. Ltd.	1,231	54,286
Novartis AG (Registered)	54,912	5,041,189
Novo Nordisk A/S, Class B	42,020	6,668,263
Ono Pharmaceutical Co. Ltd.	9,149	190,871
Organon & Co.	4,068	95,679
Orion OYJ, Class B	2,711	121,221
Otsuka Holdings Co. Ltd.	9,968	317,805
Pfizer, Inc.	89,786	3,663,269
Recordati Industria Chimica e Farmaceutica SpA	2,660	112,577
Roche Holding AG	17,833	5,103,580
Roche Holding AG CHF 1	679	204,195
Sanofi	28,955	3,153,262
Shionogi & Co. Ltd.	6,737	304,732
Takeda Pharmaceutical Co. Ltd.	38,155	1,253,225
Teva Pharmaceutical Industries Ltd. (ADR)*	28,191	249,490
UCB SA	3,211	287,127
Viatris, Inc.	19,397	186,599
Zoetis, Inc.	7,455	1,240,810

		58,836,704

Total Health Care		129,363,298

Industrials (6.8%)
Aerospace & Defense (1.0%)
Airbus SE	15,005	2,010,164
BAE Systems plc	78,233	948,420
Boeing Co. (The)*	8,995	1,910,808
Dassault Aviation SA	640	126,769
Elbit Systems Ltd.	702	119,259
General Dynamics Corp.	3,599	821,328
Howmet Aerospace, Inc.	5,889	249,517
Huntington Ingalls Industries, Inc.	637	131,872
Kongsberg Gruppen ASA	2,326	93,944
L3Harris Technologies, Inc.	3,045	597,551
Lockheed Martin Corp.	3,635	1,718,373
MTU Aero Engines AG	1,358	339,598
Northrop Grumman Corp.	2,301	1,062,418
Raytheon Technologies Corp.	23,432	2,294,696
Rheinmetall AG	1,108	329,149
Rolls-Royce Holdings plc*	210,888	389,493
Safran SA	8,676	1,288,436
Singapore Technologies Engineering Ltd.	39,348	108,570
Textron, Inc.	3,339	235,833
Thales SA	2,722	402,419
TransDigm Group, Inc.	830	611,751

		15,790,368

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,882	187,014
Deutsche Post AG (Registered)	25,161	1,175,277
DSV A/S	4,752	917,214
Expeditors International of Washington, Inc.	2,545	280,256
FedEx Corp.	3,714	848,612
Nippon Express Holdings, Inc.	1,957	117,938
SG Holdings Co. Ltd.	7,108	105,321
United Parcel Service, Inc., Class B	11,674	2,264,639
Yamato Holdings Co. Ltd.	7,081	121,464

		6,017,735

Building Products (0.4%)
A O Smith Corp.	2,029	140,305
AGC, Inc.	4,946	184,366
Allegion plc	1,405	149,956
Assa Abloy AB, Class B	25,468	611,483
Carrier Global Corp.	13,343	610,442
Cie de Saint-Gobain	12,457	709,273
Daikin Industries Ltd.	6,324	1,133,812
Geberit AG (Registered)	915	511,682
Johnson Controls International plc	10,992	661,938
Kingspan Group plc	3,908	268,275
Lixil Corp.	7,335	120,964
Masco Corp.	3,602	179,091
Nibe Industrier AB, Class B	38,195	435,571
ROCKWOOL A/S, Class B	244	59,705
TOTO Ltd.	3,578	119,874
Trane Technologies plc	3,664	674,103
Xinyi Glass Holdings Ltd.	46,897	83,876

		6,654,716

Commercial Services & Supplies (0.3%)
Brambles Ltd.	34,953	314,645
Cintas Corp.	1,382	639,424
Copart, Inc.*	6,856	515,640
Dai Nippon Printing Co. Ltd.	5,559	155,322
Rentokil Initial plc	63,233	462,346
Republic Services, Inc.	3,285	444,198
Rollins, Inc.	3,702	138,936
Secom Co. Ltd.	5,345	328,987
Securitas AB, Class B(x)	11,990	106,905
Toppan, Inc.	6,640	133,761
Waste Management, Inc.	5,941	969,393

		4,209,557

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	5,549	176,818
Bouygues SA	5,735	193,428
Eiffage SA	2,131	230,681
Ferrovial SA	12,356	363,476
Kajima Corp.	10,420	125,769
Obayashi Corp.	16,482	126,174
Quanta Services, Inc.	2,285	380,772
Shimizu Corp.	13,426	76,064
Skanska AB, Class B(x)	8,598	131,723
Taisei Corp.	4,662	144,131
Vinci SA	13,661	1,567,593

		3,516,629

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	39,897	1,368,150
AMETEK, Inc.	3,673	533,797
Eaton Corp. plc	6,361	1,089,894
Emerson Electric Co.	9,139	796,372
Fuji Electric Co. Ltd.	3,267	128,918
Generac Holdings, Inc.*	1,013	109,414
Legrand SA	6,786	620,711
Mitsubishi Electric Corp.	48,704	581,694
Nidec Corp.	11,371	590,250
Prysmian SpA	6,508	274,002
Rockwell Automation, Inc.	1,836	538,774
Schneider Electric SE	13,771	2,302,084
Siemens Energy AG*	11,061	242,794
Vestas Wind Systems A/S	25,633	742,667

		9,919,521

Ground Transportation (0.4%)
Aurizon Holdings Ltd.	44,860	100,993
Central Japan Railway Co.	3,690	440,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CSX Corp.	33,628	$1,006,822
East Japan Railway Co.	7,750	428,578
Grab Holdings Ltd., Class A*	32,370	97,434
Hankyu Hanshin Holdings, Inc.	5,742	170,383
JB Hunt Transport Services, Inc.	1,327	232,835
Keio Corp.(x)	2,611	91,559
Keisei Electric Railway Co. Ltd.	3,208	98,769
Kintetsu Group Holdings Co. Ltd.	4,312	138,682
MTR Corp. Ltd.	39,356	190,371
Norfolk Southern Corp.	3,643	772,316
Odakyu Electric Railway Co. Ltd.	7,126	92,532
Old Dominion Freight Line, Inc.	1,449	493,877
Tobu Railway Co. Ltd.	4,748	113,590
Tokyu Corp.	13,101	174,236
Union Pacific Corp.	9,787	1,969,732
West Japan Railway Co.	5,553	228,758

		6,842,017

Industrial Conglomerates (0.7%)
3M Co.	8,805	925,494
CK Hutchison Holdings Ltd.	67,648	420,056
DCC plc	2,565	149,704
General Electric Co.	17,423	1,665,639
Hitachi Ltd.	24,585	1,351,364
Honeywell International, Inc.	10,687	2,042,499
Investment AB Latour, Class B	3,845	78,359
Jardine Cycle & Carriage Ltd.	2,490	58,820
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	133,213
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,334	64,984
Keppel Corp. Ltd.	35,925	152,265
Lifco AB, Class B(x)	5,933	127,737
Melrose Industries plc	102,183	210,611
Siemens AG (Registered)	19,418	3,143,167
Smiths Group plc	9,092	192,682
Toshiba Corp.	9,904	331,869

		11,048,463

Machinery (1.4%)
Alfa Laval AB(x)	7,398	264,347
Alstom SA	8,118	221,803
Atlas Copco AB, Class A	68,179	864,408
Atlas Copco AB, Class B	39,619	455,540
Caterpillar, Inc.	8,324	1,904,864
CNH Industrial NV	25,790	394,518
Cummins, Inc.	2,260	539,869
Daifuku Co. Ltd.	7,773	144,141
Daimler Truck Holding AG*	11,527	389,300
Deere & Co.	4,326	1,786,119
Dover Corp.	2,234	339,434
Epiroc AB, Class A	16,609	329,794
Epiroc AB, Class B	9,828	167,528
FANUC Corp.	24,345	877,884
Fortive Corp.	5,644	384,751
GEA Group AG	3,864	175,830
Hitachi Construction Machinery Co. Ltd.	2,769	64,540
Hoshizaki Corp.	2,760	101,801
Husqvarna AB, Class B	10,201	88,640
IDEX Corp.	1,206	278,622
Illinois Tool Works, Inc.	4,440	1,080,918
Indutrade AB	6,974	148,155
Ingersoll Rand, Inc.	6,476	376,774
Knorr-Bremse AG	1,842	122,451
Komatsu Ltd.	23,509	583,234
Kone OYJ, Class B	8,317	433,836
Kubota Corp.	25,712	389,485
Kurita Water Industries Ltd.	2,688	123,015
Makita Corp.(x)	5,753	143,103
Metso Outotec OYJ	16,833	183,597
Minebea Mitsumi, Inc.(x)	9,090	173,541
MISUMI Group, Inc.	7,113	178,953
Mitsubishi Heavy Industries Ltd.	8,179	301,586
NGK Insulators Ltd.(x)	5,752	76,147
Nordson Corp.	860	191,144
Otis Worldwide Corp.	6,635	559,994
PACCAR, Inc.	8,349	611,147
Parker-Hannifin Corp.	2,052	689,698
Pentair plc	2,631	145,415
Rational AG	134	89,686
Sandvik AB(x)	27,156	577,103
Schindler Holding AG	1,044	230,943
Schindler Holding AG (Registered)	610	128,818
Sembcorp Marine Ltd.*	685,629	61,407
SKF AB, Class B	9,666	190,738
SMC Corp.	1,455	771,436
Snap-on, Inc.	850	209,857
Spirax-Sarco Engineering plc	1,874	275,016
Stanley Black & Decker, Inc.	2,366	190,652
Techtronic Industries Co. Ltd.	34,926	381,307
Toyota Industries Corp.(x)	3,712	206,706
VAT Group AG(m)	696	251,440
Volvo AB, Class A	5,141	110,779
Volvo AB, Class B(x)	38,303	790,040
Wartsila OYJ Abp	11,536	109,092
Westinghouse Air Brake Technologies Corp.	2,909	293,984
Xylem, Inc.	2,883	301,850
Yaskawa Electric Corp.	6,118	268,067

		21,724,847

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	80	141,648
AP Moller - Maersk A/S, Class B	129	233,777
Kuehne + Nagel International AG (Registered)	1,388	414,236
Mitsui OSK Lines Ltd.(x)	8,685	217,335
Nippon Yusen KK(x)	12,355	288,702
SITC International Holdings Co. Ltd.	32,000	68,774

		1,364,472

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	2,039	85,556
American Airlines Group, Inc.*	10,407	153,503
ANA Holdings, Inc.(x)*	4,090	88,825
Delta Air Lines, Inc.*	10,256	358,140
Deutsche Lufthansa AG (Registered)*	15,172	168,809
Japan Airlines Co. Ltd.	3,715	72,439
Qantas Airways Ltd.*	22,523	100,057
Singapore Airlines Ltd.	33,408	144,081
Southwest Airlines Co.	9,505	309,293
United Airlines Holdings, Inc.*	5,229	231,383

		1,712,086

Professional Services (0.6%)
Adecco Group AG (Registered)	4,029	146,642
Automatic Data Processing, Inc.	6,628	1,475,592
BayCurrent Consulting, Inc.	3,353	139,126
Broadridge Financial Solutions, Inc.	1,882	275,845
Bureau Veritas SA	7,521	216,112
Computershare Ltd.	13,856	200,840
CoStar Group, Inc.*	6,505	447,869
Equifax, Inc.	1,959	397,364
Experian plc	23,383	769,657
Intertek Group plc	4,123	206,649
Jacobs Solutions, Inc.	2,026	238,075
Leidos Holdings, Inc.	2,186	201,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon M&A Center Holdings, Inc.	7,670	$57,480
Paychex, Inc.	5,131	587,961
Persol Holdings Co. Ltd.(x)	4,539	91,259
Randstad NV(x)	3,088	183,321
Recruit Holdings Co. Ltd.	36,591	1,014,215
RELX plc (London Stock Exchange)	11,310	366,132
RELX plc (Turquoise Stock Exchange)	37,306	1,208,045
Robert Half International, Inc.	1,722	138,741
SGS SA (Registered)	164	360,307
Teleperformance	1,509	364,470
Verisk Analytics, Inc.	2,501	479,842
Wolters Kluwer NV	6,537	824,898

		10,391,685

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	3,472	195,231
Ashtead Group plc	11,159	683,692
Brenntag SE	3,973	298,259
Bunzl plc	8,655	327,041
Fastenal Co.	9,130	492,472
IMCD NV	1,458	238,622
ITOCHU Corp.(x)	30,172	982,490
Marubeni Corp.	38,973	529,781
Mitsubishi Corp.	31,828	1,144,285
Mitsui & Co. Ltd.	36,379	1,133,750
MonotaRO Co. Ltd.	6,336	79,654
Reece Ltd.(x)	5,577	65,227
Sumitomo Corp.	28,458	504,029
Toyota Tsusho Corp.	5,389	229,700
United Rentals, Inc.	1,110	439,294
WW Grainger, Inc.	720	495,943

		7,839,470

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	1,903	308,127
Aeroports de Paris*	757	108,178
Auckland International Airport Ltd.*	31,548	171,746
Getlink SE	11,004	181,644
Transurban Group	78,050	742,778

		1,512,473

Total Industrials		108,544,039

Information Technology (10.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	3,959	664,558
Cisco Systems, Inc.	65,710	3,434,990
F5, Inc.*	961	140,008
Juniper Networks, Inc.	5,181	178,330
Motorola Solutions, Inc.	2,674	765,112
Nokia OYJ	136,384	670,545
Telefonaktiebolaget LM Ericsson, Class B(x)	74,086	435,212

		6,288,755

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	9,485	775,114
Azbil Corp.	2,983	81,611
CDW Corp.	2,165	421,937
Corning, Inc.	12,176	429,569
Halma plc	9,615	265,438
Hamamatsu Photonics KK	3,583	193,412
Hexagon AB, Class B	49,055	564,490
Hirose Electric Co. Ltd.	758	99,181
Ibiden Co. Ltd.	2,905	116,550
Keyence Corp.	4,939	2,421,427
Keysight Technologies, Inc.*	2,852	460,541
Kyocera Corp.	8,212	428,384
Murata Manufacturing Co. Ltd.	14,581	890,372
Omron Corp.	4,778	279,566
Shimadzu Corp.	6,018	188,778
TDK Corp.	9,875	354,390
TE Connectivity Ltd.	5,061	663,750
Teledyne Technologies, Inc.*	750	335,520
Trimble, Inc.*	3,944	206,745
Venture Corp. Ltd.	6,833	91,018
Yokogawa Electric Corp.	5,810	94,570
Zebra Technologies Corp., Class A*	826	262,668

		9,625,031

IT Services (0.6%)
Accenture plc, Class A	10,073	2,878,964
Akamai Technologies, Inc.*	2,515	196,925
Bechtle AG	2,129	101,629
Capgemini SE	4,157	773,227
Cognizant Technology Solutions Corp., Class A	8,141	496,031
DXC Technology Co.*	3,641	93,064
EPAM Systems, Inc.*	920	275,080
Fujitsu Ltd.	4,997	675,420
Gartner, Inc.*	1,264	411,773
International Business Machines Corp.	14,461	1,895,693
Itochu Techno-Solutions Corp.	2,491	61,357
NEC Corp.	6,204	239,529
Nomura Research Institute Ltd.	10,087	234,565
NTT Data Corp.(x)	16,021	210,708
Obic Co. Ltd.	1,791	283,174
Otsuka Corp.	2,886	102,619
SCSK Corp.	3,800	55,529
TIS, Inc.	5,750	151,988
VeriSign, Inc.*	1,465	309,598
Wix.com Ltd.*	1,466	146,307

		9,593,180

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	25,790	2,527,678
Advantest Corp.	4,619	427,953
Analog Devices, Inc.	8,107	1,598,862
Applied Materials, Inc.	13,485	1,656,363
ASM International NV	1,198	486,499
ASML Holding NV	10,233	6,992,157
Broadcom, Inc.	6,684	4,288,053
Disco Corp.	2,205	256,544
Enphase Energy, Inc.*	2,174	457,149
First Solar, Inc.*	1,586	344,955
Infineon Technologies AG	33,148	1,354,911
Intel Corp.	66,172	2,161,839
KLA Corp.	2,215	884,162
Lam Research Corp.	2,159	1,144,529
Lasertec Corp.	1,926	341,445
Microchip Technology, Inc.	8,762	734,080
Micron Technology, Inc.	17,453	1,053,114
Monolithic Power Systems, Inc.	716	358,387
NVIDIA Corp.	39,348	10,929,694
NXP Semiconductors NV	4,145	772,939
ON Semiconductor Corp.*	6,909	568,749
Qorvo, Inc.*	1,597	162,207
QUALCOMM, Inc.	17,834	2,275,262
Renesas Electronics Corp.*	29,826	433,034
Rohm Co. Ltd.	2,228	185,583
Skyworks Solutions, Inc.	2,542	299,905
SolarEdge Technologies, Inc.*	894	271,731
STMicroelectronics NV	17,348	928,051
SUMCO Corp.	8,638	129,934
Teradyne, Inc.	2,491	267,807
Texas Instruments, Inc.	14,495	2,696,215
Tokyo Electron Ltd.	11,373	1,390,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tower Semiconductor Ltd.*	2,802	$119,403

		48,499,792

Software (3.6%)
Adobe, Inc.*	7,323	2,822,065
ANSYS, Inc.*	1,393	463,590
Autodesk, Inc.*	3,451	718,360
Cadence Design Systems, Inc.*	4,388	921,875
Ceridian HCM Holding, Inc.*	2,460	180,121
Check Point Software Technologies Ltd.*	2,570	334,100
CyberArk Software Ltd.*	1,043	154,343
Dassault Systemes SE	16,928	699,126
Fair Isaac Corp.*	403	283,184
Fortinet, Inc.*	10,371	689,257
Gen Digital, Inc.	9,098	156,122
Intuit, Inc.	4,494	2,003,560
Microsoft Corp.	119,066	34,326,728
Nemetschek SE	1,478	101,339
Nice Ltd.*	1,616	367,849
Oracle Corp.	1,031	74,412
Oracle Corp. (Moscow Stock Exchange)	24,582	2,284,159
Paycom Software, Inc.*	771	234,392
PTC, Inc.*	1,702	218,247
Roper Technologies, Inc.	1,697	747,851
Sage Group plc (The)	25,676	246,020
Salesforce, Inc.*	15,995	3,195,481
SAP SE	26,506	3,334,381
ServiceNow, Inc.*	3,247	1,508,946
Synopsys, Inc.*	2,438	941,677
Temenos AG (Registered)	1,630	113,460
Trend Micro, Inc.	3,388	166,104
Tyler Technologies, Inc.*	666	236,190
WiseTech Global Ltd.	3,811	167,435
Xero Ltd.*	3,452	208,915

		57,899,289

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	237,891	39,228,226
Brother Industries Ltd.	5,652	85,254
Canon, Inc.(x)	25,443	570,735
FUJIFILM Holdings Corp.	9,189	466,792
Hewlett Packard Enterprise Co.	20,502	326,597
HP, Inc.	13,824	405,734
Logitech International SA (Registered)	4,391	255,110
NetApp, Inc.	3,448	220,155
Ricoh Co. Ltd.	13,508	101,332
Seagate Technology Holdings plc	3,071	203,054
Seiko Epson Corp.	6,817	96,998
Western Digital Corp.*	5,107	192,381

		42,152,368

Total Information Technology		174,058,415

Materials (2.8%)
Chemicals (1.4%)
Air Liquide SA	13,286	2,225,796
Air Products and Chemicals, Inc.	3,552	1,020,170
Akzo Nobel NV	4,632	361,538
Albemarle Corp.	1,874	414,229
Arkema SA	1,546	152,916
Asahi Kasei Corp.	31,279	219,367
BASF SE	23,314	1,222,727
Celanese Corp.	1,595	173,680
CF Industries Holdings, Inc.	3,138	227,474
Chr Hansen Holding A/S	2,719	206,348
Clariant AG (Registered)*	5,258	87,250
Corteva, Inc.	11,401	687,594
Covestro AG(m)	4,950	204,736
Croda International plc	3,587	288,122
Dow, Inc.	11,274	618,041
DuPont de Nemours, Inc.	7,327	525,859
Eastman Chemical Co.	1,900	160,246
Ecolab, Inc.	3,950	653,844
EMS-Chemie Holding AG (Registered)	178	147,087
Evonik Industries AG	5,368	112,700
FMC Corp.	2,014	245,970
Givaudan SA (Registered)	235	765,769
ICL Group Ltd.	16,950	114,662
International Flavors & Fragrances, Inc.	4,078	375,013
Johnson Matthey plc	4,687	114,862
JSR Corp.	4,462	105,471
Koninklijke DSM NV	4,447	525,602
Linde plc	7,878	2,800,156
LyondellBasell Industries NV, Class A	4,062	381,381
Mitsubishi Chemical Group Corp.	32,268	191,995
Mitsui Chemicals, Inc.	4,657	120,247
Mosaic Co. (The)	5,446	249,862
Nippon Paint Holdings Co. Ltd.	20,910	196,507
Nippon Sanso Holdings Corp.	4,273	77,131
Nissan Chemical Corp.	3,278	148,941
Nitto Denko Corp.	3,676	237,561
Novozymes A/S, Class B	5,175	265,079
OCI NV	2,719	92,299
Orica Ltd.	11,206	115,801
PPG Industries, Inc.	3,759	502,127
Sherwin-Williams Co. (The)	3,772	847,832
Shin-Etsu Chemical Co. Ltd.	46,940	1,522,478
Sika AG (Registered)	3,708	1,040,784
Solvay SA	1,908	218,531
Sumitomo Chemical Co. Ltd.	37,827	127,241
Symrise AG	3,375	366,649
Toray Industries, Inc.	34,950	199,811
Tosoh Corp.	6,322	85,898
Umicore SA	5,331	181,030
Yara International ASA	4,240	184,601

		22,111,015

Construction Materials (0.2%)
CRH plc	18,962	958,305
HeidelbergCement AG	3,718	271,192
Holcim AG*	14,071	907,678
James Hardie Industries plc (CHDI)	11,298	242,517
Martin Marietta Materials, Inc.	993	352,575
Vulcan Materials Co.	2,126	364,736

		3,097,003

Containers & Packaging (0.1%)
Amcor plc	23,765	270,446
Avery Dennison Corp.	1,295	231,715
Ball Corp.	5,021	276,707
International Paper Co.	5,689	205,145
Packaging Corp. of America	1,480	205,469
Sealed Air Corp.	2,313	106,190
SIG Group AG*	7,752	199,429
Smurfit Kappa Group plc	6,261	227,300
Westrock Co.	4,073	124,104

		1,846,505

Metals & Mining (1.0%)
Anglo American plc	32,254	1,067,527
Antofagasta plc	9,938	194,466
ArcelorMittal SA	13,323	404,001
BHP Group Ltd. (ASE Stock Exchange)	77,397	2,454,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BHP Group Ltd. (London Stock Exchange)	51,187	$1,619,738
BlueScope Steel Ltd.	11,585	156,979
Boliden AB	6,936	272,799
Fortescue Metals Group Ltd.	43,011	646,795
Freeport-McMoRan, Inc.	22,862	935,284
Glencore plc	261,444	1,503,855
IGO Ltd.	17,176	147,450
JFE Holdings, Inc.	12,388	157,448
Mineral Resources Ltd.	4,352	235,821
Newcrest Mining Ltd.	22,509	402,979
Newmont Corp.	12,696	622,358
Nippon Steel Corp.	20,503	483,883
Norsk Hydro ASA	33,894	253,464
Northern Star Resources Ltd.	28,739	235,259
Nucor Corp.	4,046	624,986
Pilbara Minerals Ltd.	63,940	170,577
Rio Tinto Ltd.	9,423	758,715
Rio Tinto plc	28,545	1,934,642
South32 Ltd.	115,797	343,447
Steel Dynamics, Inc.	2,667	301,531
Sumitomo Metal Mining Co. Ltd.	6,287	240,405
voestalpine AG	3,015	102,682

		16,271,958

Paper & Forest Products (0.1%)
Holmen AB, Class B(x)	2,438	93,942
Mondi plc	12,390	196,386
Oji Holdings Corp.	19,684	77,937
Stora Enso OYJ, Class R	13,945	181,467
Svenska Cellulosa AB SCA, Class B(x)	15,406	202,606
UPM-Kymmene OYJ*	13,603	456,810

		1,209,148

Total Materials		44,535,629

Real Estate (1.5%)
Diversified REITs (0.1%)
British Land Co. plc (The) (REIT)	21,458	103,037
Daiwa House REIT Investment Corp. (REIT)	58	118,981
GPT Group (The) (REIT)	48,622	139,232
Land Securities Group plc (REIT)	17,881	137,436
Mirvac Group (REIT)	100,156	140,509
Nomura Real Estate Master Fund, Inc. (REIT)	110	123,349
Stockland (REIT)	60,163	161,176

		923,720

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	8,745	192,128
Ventas, Inc. (REIT)	6,398	277,353
Welltower, Inc. (REIT)	7,558	541,833

		1,011,314

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	11,437	188,596

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	83,734	180,789
GLP J-REIT (REIT)	116	125,298
Goodman Group (REIT)	42,654	542,479
Mapletree Logistics Trust (REIT)	85,454	110,269
Nippon Prologis REIT, Inc. (REIT)	56	118,698
Prologis, Inc. (REIT)	14,764	1,842,104
Segro plc (REIT)	30,696	292,169
Warehouses De Pauw CVA (REIT)	4,238	126,019

		3,337,825

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,519	316,361
Boston Properties, Inc. (REIT)	2,281	123,448
Covivio SA (REIT)	1,252	73,003
Dexus (REIT)	27,300	138,323
Gecina SA (REIT)	1,163	120,884
Japan Real Estate Investment Corp. (REIT)(x)	33	131,510
Nippon Building Fund, Inc. (REIT)	40	166,321

		1,069,850

Real Estate Management & Development (0.3%)
Aroundtown SA(x)	24,348	34,669
Azrieli Group Ltd.	1,101	63,440
Capitaland Investment Ltd.	66,035	183,560
CBRE Group, Inc., Class A*	5,053	367,909
City Developments Ltd.	10,312	57,280
CK Asset Holdings Ltd.	49,620	300,614
Daito Trust Construction Co. Ltd.	1,618	161,481
Daiwa House Industry Co. Ltd.	15,242	359,053
ESR Group Ltd.(m)	49,958	89,272
Fastighets AB Balder, Class B*	15,372	63,272
Hang Lung Properties Ltd.	48,886	91,647
Henderson Land Development Co. Ltd.	36,605	126,728
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	104,142
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	13,186
Hulic Co. Ltd.	9,269	76,160
LEG Immobilien SE	1,902	104,143
Lendlease Corp. Ltd.	16,787	81,806
Mitsubishi Estate Co. Ltd.	28,571	341,107
Mitsui Fudosan Co. Ltd.	22,838	429,185
New World Development Co. Ltd.	37,648	101,545
Nomura Real Estate Holdings, Inc.	3,072	68,024
Sagax AB, Class B	4,905	113,366
Sino Land Co. Ltd.	86,597	117,291
Sumitomo Realty & Development Co. Ltd.	7,858	177,250
Sun Hung Kai Properties Ltd.	36,776	517,252
Swire Pacific Ltd., Class A	11,672	89,889
Swire Properties Ltd.	28,335	73,190
Swiss Prime Site AG (Registered)	1,960	163,173
UOL Group Ltd.	11,792	61,664
Vonovia SE	18,260	343,387
Wharf Real Estate Investment Co. Ltd.	41,636	240,807

		5,115,492

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,237	375,950
Camden Property Trust (REIT)	1,761	184,623
Equity Residential (REIT)	5,447	326,820
Essex Property Trust, Inc. (REIT)	1,033	216,041
Invitation Homes, Inc. (REIT)	9,290	290,127
Mid-America Apartment Communities, Inc. (REIT)	1,847	278,971
UDR, Inc. (REIT)	4,946	203,083

		1,875,615

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	134,733	201,179
Federal Realty Investment Trust (REIT)	1,171	115,730
Japan Metropolitan Fund Invest (REIT)	180	131,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kimco Realty Corp. (REIT)	9,892	$193,191
Klepierre SA (REIT)	5,524	125,269
Link REIT (REIT)	64,192	411,668
Mapletree Pan Asia Commercial Trust (REIT)	57,386	77,945
Realty Income Corp. (REIT)	10,031	635,163
Regency Centers Corp. (REIT)	2,463	150,686
Scentre Group (REIT)	129,413	240,116
Simon Property Group, Inc. (REIT)	5,229	585,491
Unibail-Rodamco-Westfield (REIT)*	3,006	161,942
Vicinity Ltd. (REIT)	98,216	128,638

		3,158,372

Specialized REITs (0.4%)
American Tower Corp. (REIT)	7,447	1,521,720
Crown Castle, Inc. (REIT)	6,926	926,976
Digital Realty Trust, Inc. (REIT)	4,598	452,029
Equinix, Inc. (REIT)	1,480	1,067,139
Extra Space Storage, Inc. (REIT)	2,142	348,996
Iron Mountain, Inc. (REIT)	4,650	246,032
Public Storage (REIT)	2,529	764,112
SBA Communications Corp. (REIT)	1,727	450,868
VICI Properties, Inc. (REIT)	16,054	523,681
Weyerhaeuser Co. (REIT)	11,721	353,154

		6,654,707

Total Real Estate		23,335,491

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	635	127,239
Alliant Energy Corp.	4,015	214,401
American Electric Power Co., Inc.	8,219	747,847
BKW AG	568	89,278
Chubu Electric Power Co., Inc.	16,238	171,368
CK Infrastructure Holdings Ltd.	15,061	82,232
CLP Holdings Ltd.	41,683	301,305
Constellation Energy Corp.	5,230	410,555
Duke Energy Corp.	12,316	1,188,124
Edison International	6,108	431,164
EDP - Energias de Portugal SA	70,461	383,947
Elia Group SA/NV	837	110,537
Endesa SA	8,037	174,521
Enel SpA	206,446	1,260,826
Entergy Corp.	3,254	350,586
Evergy, Inc.	3,671	224,371
Eversource Energy	5,571	435,986
Exelon Corp.	15,895	665,842
FirstEnergy Corp.	8,688	348,041
Fortum OYJ*	11,194	171,696
Iberdrola SA	155,969	1,942,792
Kansai Electric Power Co., Inc. (The)(x)	17,744	172,854
Mercury NZ Ltd.	16,603	65,628
NextEra Energy, Inc.	31,785	2,449,988
NRG Energy, Inc.	3,685	126,359
Origin Energy Ltd.	42,923	237,845
Orsted A/S(m)	4,837	412,597
PG&E Corp.*	25,752	416,410
Pinnacle West Capital Corp.	1,809	143,345
Power Assets Holdings Ltd.	35,160	188,398
PPL Corp.	11,777	327,283
Red Electrica Corp. SA	10,290	181,006
Southern Co. (The)	17,413	1,211,597
SSE plc	27,436	611,125
Terna - Rete Elettrica Nazionale	35,081	287,921
Tokyo Electric Power Co. Holdings, Inc.*	38,750	138,299
Verbund AG	1,770	153,889
Xcel Energy, Inc.	8,753	590,302

		17,547,504

Gas Utilities (0.1%)
APA Group	29,736	201,787
Atmos Energy Corp.	2,289	257,192
Enagas SA	6,340	121,790
Hong Kong & China Gas Co. Ltd.	279,152	246,629
Naturgy Energy Group SA(x)	3,769	113,449
Osaka Gas Co. Ltd.	9,325	153,324
Snam SpA	50,278	266,883
Tokyo Gas Co. Ltd.	9,790	184,350

		1,545,404

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,684	257,271
Corp. ACCIONA Energias Renovables SA	1,660	64,396
EDP Renovaveis SA	7,258	166,410
Meridian Energy Ltd.	31,379	103,244
RWE AG	16,310	701,145

		1,292,466

Multi-Utilities (0.5%)
Ameren Corp.	4,135	357,223
CenterPoint Energy, Inc.	10,069	296,633
CMS Energy Corp.	4,658	285,908
Consolidated Edison, Inc.	5,676	543,023
Dominion Energy, Inc.	13,328	745,168
DTE Energy Co.	3,098	339,355
E.ON SE	56,583	705,803
Engie SA	46,371	733,343
National Grid plc	92,907	1,261,087
NiSource, Inc.	6,496	181,628
Public Service Enterprise Group, Inc.	7,980	498,351
Sempra Energy	5,028	760,032
Veolia Environnement SA	16,993	525,068
WEC Energy Group, Inc.	5,045	478,216

		7,710,838

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,086	452,068
Severn Trent plc	6,407	227,567
United Utilities Group plc	17,026	222,646

		902,281

Total Utilities		28,998,493

Total Common Stocks (58.9%) (Cost $550,488,821)		938,861,947

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.7%)
FHLB
2.500%, 2/13/24	$2,250,000	2,207,166
3.250%, 11/16/28	5,940,000	5,776,418
FHLMC
2.750%, 6/19/23	11,568,000	11,516,240
FNMA
2.875%, 9/12/23	15,892,000	15,757,616
1.875%, 9/24/26	8,398,000	7,855,819

Total U.S. Government Agency Securities		43,113,259

U.S. Treasury Obligations (36.5%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	9,220,558
6.125%, 11/15/27	18,708,100	20,651,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 11/15/28	$15,054,100	$16,275,909
U.S. Treasury Notes
2.500%, 1/31/24	11,740,200	11,528,538
2.750%, 2/15/24	25,955,900	25,515,678
2.000%, 2/15/25	7,633,400	7,335,318
0.500%, 3/31/25	6,451,700	6,014,707
2.125%, 5/15/25	11,422,700	10,974,925
0.250%, 6/30/25	26,854,400	24,734,613
2.000%, 8/15/25#	28,925,400	27,661,745
0.250%, 8/31/25	16,111,000	14,747,687
0.250%, 9/30/25	8,586,100	7,852,070
2.250%, 11/15/25	3,495,500	3,352,382
0.375%, 12/31/25	9,925,800	9,040,087
0.375%, 1/31/26	14,152,800	12,838,892
1.625%, 2/15/26	12,939,100	12,159,237
0.500%, 2/28/26	6,797,400	6,172,746
0.750%, 4/30/26	3,326,000	3,029,462
0.750%, 5/31/26	24,585,400	22,341,567
1.500%, 8/15/26	22,287,200	20,668,470
0.750%, 8/31/26	6,812,400	6,150,746
0.875%, 9/30/26	6,837,700	6,187,697
2.000%, 11/15/26	45,228,500	42,500,561
1.250%, 12/31/26	8,201,200	7,485,692
1.500%, 1/31/27	6,580,200	6,051,776
2.250%, 2/15/27	12,890,700	12,198,865
1.875%, 2/28/27	6,847,700	6,384,273
2.375%, 5/15/27	26,341,100	24,997,664
2.250%, 8/15/27	24,314,100	22,919,460
2.250%, 11/15/27	24,429,600	22,956,678
3.875%, 12/31/27	9,807,700	9,899,843
2.750%, 2/15/28	7,595,100	7,286,531
4.000%, 2/29/28	9,855,300	10,023,957
2.875%, 5/15/28	8,942,200	8,615,949
2.875%, 8/15/28	1,412,600	1,359,079
3.125%, 11/15/28	3,406,400	3,316,749
2.625%, 2/15/29	7,103,500	6,728,882
2.375%, 5/15/29	7,176,400	6,691,695
1.625%, 8/15/29	5,349,800	4,765,908
1.500%, 2/15/30	4,863,300	4,258,658
0.625%, 5/15/30	12,203,000	9,975,722
0.625%, 8/15/30	15,094,900	12,287,362
1.625%, 5/15/31	13,136,200	11,406,588
1.250%, 8/15/31	12,066,000	10,111,973
1.375%, 11/15/31	9,648,000	8,135,158
1.875%, 2/15/32	13,963,100	12,245,968
2.875%, 5/15/32	11,419,200	10,857,691
2.750%, 8/15/32	8,043,500	7,561,410
4.125%, 11/15/32	6,754,400	7,092,450

Total U.S. Treasury Obligations		582,570,725

Total Long-Term Debt Securities (39.2%) (Cost $669,378,014)		625,683,984

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $6,079,827, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $6,198,944.(xx)	$6,077,396	6,077,396
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $3,302,269, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $3,639,742.(xx)	3,300,000	3,300,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $727,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $741,574.(xx)	726,743	726,743

Total Repurchase Agreements		10,104,139

Total Short-Term Investments (0.7%) (Cost $11,104,139)		11,104,139

Total Investments in Securities (98.8%) (Cost $1,230,970,974)		1,575,650,070
Other Assets Less Liabilities (1.2%)		18,678,711

Net Assets (100%)		$1,594,328,781

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,275,800.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $5,937,163 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $13,743,200. This was collateralized by $3,420,173 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $11,104,139 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.9%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.3
France	2.6
Germany	2.1
Hong Kong	0.6
Ireland	0.2
Israel	0.2
Italy	0.5
Japan	5.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.4
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.8
Switzerland	1.5
United Arab Emirates	0.0	#
United Kingdom	2.8
United States	76.1
Cash and Other	1.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	11	6/2023	USD	1,153,075	15,924
Russell 2000 E-Mini Index	688	6/2023	USD	62,384,400	1,768,387
S&P Midcap 400 E-Mini Index	246	6/2023	USD	62,230,620	2,555,936

					4,340,247

Short Contracts
EURO STOXX 50 Index	(1,246)	6/2023	EUR	(57,578,339)	(2,482,618)
FTSE 100 Index	(159)	6/2023	GBP	(14,983,318)	(130,574)
S&P 500 E-Mini Index	(94)	6/2023	USD	(19,447,425)	(819,125)
SPI 200 Index	(243)	6/2023	AUD	(29,201,456)	(683,100)
TOPIX Index	(148)	6/2023	JPY	(22,332,367)	(825,524)
U.S. Treasury 2 Year Note	(10)	6/2023	USD	(2,064,531)	(35,637)
U.S. Treasury 5 Year Note	(3)	6/2023	USD	(328,523)	(1,176)
U.S. Treasury 10 Year Note	(19)	6/2023	USD	(2,183,516)	(74,245)

					(5,051,999)

					(711,752)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	886,180	NZD	1,373,986	JPMorgan Chase Bank	4/20/2023	26,990
NOK	56,441,874	USD	5,368,392	JPMorgan Chase Bank	4/21/2023	26,804
SEK	105,457,326	USD	9,990,077	HSBC Bank plc	4/21/2023	180,358
SEK	73,772,093	USD	7,098,522	Morgan Stanley	4/21/2023	16,150
USD	2,342,656	NOK	23,772,000	Morgan Stanley	4/21/2023	70,325
USD	7,874,080	SEK	81,309,778	BNP Paribas	4/21/2023	32,465
USD	29,262,482	JPY	3,849,416,783	Citibank NA	4/28/2023	157,549
EUR	2,586,666	USD	2,753,682	Bank of America	5/11/2023	57,469
EUR	28,485,546	USD	30,767,580	Goldman Sachs Bank USA	5/11/2023	190,086
CHF	1,501,000	USD	1,614,199	Bank of America	5/24/2023	35,438
GBP	3,571,854	USD	4,379,156	JPMorgan Chase Bank	5/24/2023	31,687

Total unrealized appreciation						825,321

AUD	35,435,708	USD	24,328,569	Morgan Stanley	4/13/2023	(633,896)
USD	10,193,030	AUD	15,292,520	Citibank NA	4/13/2023	(32,566)
NOK	12,986,468	USD	1,307,578	JPMorgan Chase Bank	4/21/2023	(66,221)
USD	1,540,664	NOK	16,323,643	Bank of America	4/21/2023	(19,689)
USD	20,516,668	SEK	212,957,556	Morgan Stanley	4/21/2023	(21,222)
JPY	1,635,344,953	USD	12,399,081	BNP Paribas	4/28/2023	(34,454)
USD	4,388,983	JPY	597,380,727	Bank of America	4/28/2023	(127,734)
USD	13,463,428	JPY	1,787,329,680	Morgan Stanley	4/28/2023	(50,335)
USD	33,631,999	EUR	31,344,250	Bank of America	5/11/2023	(432,464)
CHF	15,719,001	USD	17,361,903	Goldman Sachs Bank USA	5/24/2023	(86,331)
USD	9,444,946	CHF	8,654,206	Goldman Sachs Bank USA	5/24/2023	(66,241)
USD	38,556,788	CHF	35,833,753	Morgan Stanley	5/24/2023	(825,396)

Total unrealized depreciation						(2,396,549)

Net unrealized depreciation						(1,571,228)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$45,348,381	$16,731,000	$—		$62,079,381
Consumer Discretionary	55,655,395	47,658,441	—		103,313,836
Consumer Staples	40,047,500	40,383,964	—		80,431,464
Energy	25,312,915	17,448,060	—		42,760,975
Financials	70,980,449	70,460,477	—		141,440,926
Health Care	78,247,819	51,115,479	—	(a)	129,363,298
Industrials	48,015,417	60,528,622	—		108,544,039
Information Technology	143,892,352	30,166,063	—		174,058,415
Materials	14,504,724	30,030,905	—		44,535,629
Real Estate	14,164,457	9,171,034	—		23,335,491
Utilities	15,734,269	13,264,224	—		28,998,493
Forward Currency Contracts	—	825,321	—		825,321
Futures	4,340,247	—	—		4,340,247
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	10,104,139	—		10,104,139
U.S. Government Agency Securities	—	43,113,259	—		43,113,259
U.S. Treasury Obligations	—	582,570,725	—		582,570,725

Total Assets	$557,243,925	$1,023,571,713	$—		$1,580,815,638

Liabilities:
Forward Currency Contracts	$—	$(2,396,549)	$—		$(2,396,549)
Futures	(5,051,999)	—	—		(5,051,999)

Total Liabilities	$(5,051,999)	$(2,396,549)	$—		$(7,448,548)

Total	$552,191,926	$1,021,175,164	$—		$1,573,367,090

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,180,721
Aggregate gross unrealized depreciation	(126,282,721)

Net unrealized appreciation	$337,898,000

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,235,469,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.5%)
Affirm Asset Securitization Trust,
Series 2021-Z1 A
1.070%, 8/15/25§	$412,140	$402,413
Series 2022-X1 A
1.750%, 2/15/27§	699,195	680,729
AGL CLO 12 Ltd.,
Series 2021-12A A1
5.968%, 7/20/34(l)§	3,900,765	3,814,191
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	863,000	859,457
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	4,500,000	4,369,590
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	265,222	254,109
Brex Commercial Charge Card Master Trust,
Series 2022-1 A
4.630%, 7/15/25§	2,436,000	2,367,707
CarMax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,070,805
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	1,237,239	1,137,021
Series 2021-N2 B
0.750%, 3/10/28	250,387	229,773
Series 2021-N3 C
1.020%, 6/12/28	905,802	861,329
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	1,419,977	1,375,929
Series 2021-2 B
0.889%, 12/26/28§	1,243,218	1,200,404
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26	2,513,000	2,521,363
CPS Auto Receivables Trust,
Series 2021-A C
0.830%, 9/15/26§	1,706,364	1,690,749
Series 2022-A B
1.700%, 4/16/29§	2,195,000	2,131,451
Series 2023-A A
5.540%, 3/16/26§	1,119,841	1,122,727
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,047,478
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,582,411
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	946,292	928,848
Dryden 78 CLO Ltd.,
Series 2020-78A C
6.742%, 4/17/33(l)§	2,120,000	1,995,929
Series 2020-78A D
7.792%, 4/17/33(l)§	850,000	785,673
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,007,529
Series 2023-1A A
5.480%, 4/15/27§	2,247,530	2,246,285
Elevation CLO Ltd.,
Series 2020-11A C
6.992%, 4/15/33(l)§	1,870,000	1,718,115
Exeter Automobile Receivables Trust,
Series 2021-1A C
0.740%, 1/15/26	1,917,643	1,883,867
Series 2022-6A A2
5.730%, 11/17/25	989,827	989,074
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	694,238	669,318
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,604,791
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,654,617
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	992,868
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,357,272
Go Mortgage LLC,
1.433%, 8/15/26(l)	1,016,803	956,838
2.435%, 8/15/26(l)	876,000	831,474
2.638%, 8/15/26(l)	98,000	90,644
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
5.878%, 4/20/34(l)§	2,550,000	2,475,596
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,347,174	1,262,823
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,320,489
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	2,920,000	2,791,795
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	2,630,000	2,627,129
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	1,486,309	1,475,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Lendbuzz Securitization Trust,
Series 2023-1A A1
5.383%, 3/15/24§	$998,546	$998,376
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§	808,000	792,931
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	1,311,212	1,087,498
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	2,089,823	1,882,428
NMEF Funding LLC,
Series 2022-B A2
6.070%, 6/15/29§	931,000	935,615
OCP CLO Ltd.,
Series 2020-18A AR
5.898%, 7/20/32(l)§	3,424,000	3,356,427
Post Road Equipment Finance,
Series 2021-1A B
1.210%, 2/16/27§	900,000	876,026
Rad CLO 2 Ltd.,
Series 2018-2A AR
5.872%, 10/15/31(l)§	3,513,691	3,460,652
Rad CLO 7 Ltd.,
Series 2020-7A C
6.792%, 4/17/33(l)§	970,000	921,206
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	1,876,830	1,841,777
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	1,644,855	1,635,106
Series 2022-C B
6.451%, 12/15/32§	1,433,105	1,432,128
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	1,206,835	1,189,242
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	993,632	989,787
Voya CLO Ltd.,
Series 2019-1A DR
7.642%, 4/15/31(l)§	800,000	702,362
Westlake Automobile Receivables Trust,
Series 2023-1A A2A
5.510%, 6/15/26§	2,726,000	2,726,478
Series 2023-2A A2A
5.870%, 7/15/26§	2,323,000	2,334,317
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	3,200,000	3,189,261

Total Asset-Backed Securities		94,737,511

Collateralized Mortgage Obligations (2.2%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.945%, 4/25/47(l)§	294,419	277,858
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
6.460%, 4/25/42(l)§	648,675	647,359
Series 2023-R02 1M1
6.868%, 1/25/43(l)§	1,164,060	1,162,769
FHLMC,
Series 3305 FT
5.084%, 7/15/34(l)	46,030	45,316
Series 3349 FE
5.174%, 7/15/37(l)	859,013	847,579
Series 3807 FM
5.184%, 2/15/41(l)	28,691	28,290
Series 3927 FH
5.134%, 9/15/41(l)	28,445	27,812
Series 4029 LD
1.750%, 1/15/27	725,837	701,714
Series 4087 FB
5.154%, 7/15/42(l)	819,028	800,974
Series 4286 VF
5.134%, 12/15/43(l)	610,126	595,324
Series 4350 KF
4.037%, 1/15/39(l)	283,094	271,871
Series 4457 BA
3.000%, 7/15/39	2,655,448	2,468,011
Series 4459 CA
5.000%, 12/15/34	382,807	383,220
Series 4483 A
3.000%, 12/15/29	166,969	161,932
Series 4486 JN
2.000%, 11/15/24	651,071	636,637
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M1A
6.710%, 9/25/42(l)§	994,938	997,543
Series 2022-DNA7 M1A
7.060%, 3/25/52(l)§	2,800,416	2,821,288
Series 2023-DNA1 M1A
6.658%, 3/25/43(l)§	1,442,866	1,444,861
FNMA,
Series 2006-42 CF
5.295%, 6/25/36(l)	41,216	40,790
Series 2007-109 GF
5.525%, 12/25/37(l)	64,174	63,686
Series 2010-39 FT
5.795%, 10/25/35(l)	1,585,178	1,598,662
Series 2011-53 FT
5.425%, 6/25/41(l)	146,678	144,818
Series 2011-86 KF
5.395%, 9/25/41(l)	149,206	146,726
Series 2011-86 NF
5.395%, 9/25/41(l)	62,147	61,484
Series 2012-65 FA
5.295%, 6/25/42(l)	25,724	25,125
Series 2013-121 FA
5.245%, 12/25/43(l)	462,133	453,932
Series 2014-49 AF
3.758%, 8/25/44(l)	1,515,574	1,480,369
Series 2014-C04 1M2
9.745%, 11/25/24(l)	671,736	699,812
Series 2014-C04 2M2
9.845%, 11/25/24(l)	57,343	57,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C01 1M2
9.145%, 2/25/25(l)	$215,712	$222,437
Series 2015-C02 1M2
8.845%, 5/25/25(l)	56,866	58,759
Series 2016-C02 1M2
10.845%, 9/25/28(l)	363,073	382,084
PMT Credit Risk Transfer Trust,
Series 2019-2R A
7.602%, 5/27/23(l)§	510,541	498,709
Series 2019-3R A
8.552%, 11/27/31(l)§	95,180	91,844
Radnor RE Ltd.,
Series 2019-1 M1B
6.795%, 2/25/29(l)§	1,277,057	1,276,585

Total Collateralized Mortgage Obligations		21,623,949

Commercial Mortgage-Backed Securities (2.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§	1,250,000	1,042,508
BBCMS Mortgage Trust,
Series 2020-BID A
6.824%, 10/15/37(l)§	3,190,000	3,071,825
BFLD Trust,
Series 2021-FPM A
6.285%, 6/15/38(l)§	4,795,000	4,652,468
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	1,387,668	1,385,037
CLNY Trust,
Series 2019-IKPR D
6.966%, 11/15/38(l)§	2,400,000	2,201,990
GCT Commercial Mortgage Trust,
Series 2021-GCT B
5.934%, 2/15/38(l)§	2,996,618	2,474,093
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.154%, 8/10/44(l)§	2,655,193	2,615,978
Series 2011-GC5 D
5.154%, 8/10/44(l)§	49,051	17,276
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.082%, 7/15/49(l)§	222,441	220,099
Series 2019-BPR C
7.984%, 5/15/36(l)§	2,220,000	2,154,601
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,504,307	1,460,251

Total Commercial Mortgage-Backed Securities		21,296,126

Corporate Bonds (5.2%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25§	1,728,000	1,671,931

Total Communication Services		1,671,931

Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,399,454
2.900%, 6/25/25	2,462,000	2,336,348

Total Consumer Discretionary		3,735,802

Consumer Staples (0.3%)
Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,519,405
4.875%, 2/13/26	1,517,000	1,524,482

Total Consumer Staples		3,043,887

Financials (3.3%)
Banks (2.1%)
AIB Group plc
(SOFR + 3.46%),
7.583%, 10/14/26(k)§	2,071,000	2,121,921
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,583,629
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	561,839
Bank of America Corp.
(SOFR + 1.58%),
4.376%, 4/27/28(k)	2,279,000	2,200,078
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	422,985
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	1,506,000	1,542,524
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26(k)§	919,000	918,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Holdings plc
(SOFR + 1.43%),
2.999%, 3/10/26(k)	$2,908,000	$2,752,810
(SOFR + 2.61%),
5.210%, 8/11/28(k)	1,051,000	1,036,639
Intesa Sanpaolo SpA
7.000%, 11/21/25§	278,000	282,031
JPMorgan Chase & Co.
(SOFR + 1.99%),
4.851%, 7/25/28(k)	2,091,000	2,084,214
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	814,157
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	520,000	542,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	691,000	691,801
Santander UK Group Holdings plc
(SOFR + 2.75%),
6.833%, 11/21/26(k)	1,509,000	1,525,932
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§	1,039,000	1,060,949
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	892,000	856,061

		20,998,483

Capital Markets (0.7%)
Credit Suisse AG
6.500%, 8/8/23§	1,698,000	1,621,590
Credit Suisse Group AG
(SOFR + 3.34%),
6.373%, 7/15/26(k)§	910,000	883,837
Deutsche Bank AG
(SOFR + 3.19%),
6.119%, 7/14/26(k)	739,000	711,672
Morgan Stanley
(SOFR + 1.61%),
4.210%, 4/20/28(k)(x)	853,000	826,219
(SOFR + 2.24%),
6.296%, 10/18/28(k)	1,716,000	1,797,967
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	912,881
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	574,400

		7,328,566

Consumer Finance (0.4%)
American Express Co.
4.900%, 2/13/26	687,000	690,150
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	564,186
6.500%, 3/10/28§	768,000	781,114
Synchrony Financial
4.875%, 6/13/25	853,000	788,902
3.950%, 12/1/27	895,000	758,906

		3,583,258

Financial Services (0.1%)
Nationwide Building Society
(SOFR + 1.29%),
2.972%, 2/16/28(k)§	1,611,000	1,449,539

Total Financials		33,359,846

Industrials (0.6%)
Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,636,057
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,612,531

		3,248,588

Trading Companies & Distributors (0.3%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	383,417
1.950%, 1/30/26§	1,884,000	1,673,375
1.950%, 9/20/26§	623,000	538,883

		2,595,675

Total Industrials		5,844,263

Information Technology (0.4%)
IT Services (0.3%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	4,060,000	3,541,527

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp.
3.875%, 4/22/27	931,000	909,634

Total Information Technology		4,451,161

Total Corporate Bonds		52,106,890

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	780,385	736,385
3.500%, 11/1/49	3,611,963	3,406,191

Total Mortgage-Backed Securities		4,142,576

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	18,397
Bay Area Toll Authority
6.263%, 4/1/49	7,000	8,487
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	$8,000	$8,871
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	7,116
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,910
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	7,275
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	6,204
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,947
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,525
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	7,722
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	6,335
5.750%, 7/1/34	7,000	7,586
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,987
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	40,552
Los Angeles Community College District
6.600%, 8/1/42	31,000	38,587
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	40,000	40,541
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,616
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,401
6.648%, 11/15/39	6,000	6,426
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	11,686
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	35,963
North Texas Tollway Authority
6.718%, 1/1/49	8,000	10,037
Ohio State University (The)
4.910%, 6/1/40	6,000	6,127
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,871
5.561%, 12/1/49	7,000	7,732
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,955
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,000	1,066
6.918%, 4/1/40	6,000	7,144
7.043%, 4/1/50	6,000	7,777
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,482
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	999
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,171
5.600%, 3/15/40	6,000	6,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	$8,000	$8,378
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	6,359
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,176
5.140%, 8/1/40	6,000	6,166
Tobacco Settlement Finance Authority
3.000%, 6/1/35	1,505,137	1,506,111

Total Municipal Bonds		1,914,624

U.S. Government Agency Securities (41.6%)
FFCB
0.125%, 4/13/23	50,000,000	49,935,085
0.250%, 6/28/23	35,000,000	34,621,521
0.900%, 1/18/24	20,000,000	19,380,680
3.625%, 3/6/24	40,000,000	39,528,728
1.125%, 1/6/25	7,000,000	6,627,553
4.000%, 1/13/26	50,000,000	49,843,155
FHLB
0.125%, 8/28/23	24,165,000	23,697,927
0.500%, 11/9/23	22,000,000	21,395,220
4.500%, 10/3/24	45,000,000	45,076,365
1.875%, 9/11/26	20,000,000	18,547,784
5.500%, 7/15/36	12,000	13,670
FHLMC
2.750%, 6/19/23	2,717,000	2,704,843
0.250%, 8/24/23	13,000,000	12,769,201
0.250%, 11/6/23	50,000,000	48,755,210
1.500%, 2/12/25	25,500,000	24,238,999
0.375%, 7/21/25	12,900,000	11,850,121
FNMA
2.500%, 2/5/24	5,000,000	4,907,551

Total U.S. Government Agency Securities		413,893,613

U.S. Treasury Obligations (34.5%)
U.S. Treasury Notes
0.125%, 5/31/23	27,722,000	27,520,494
0.250%, 9/30/23	9,213,500	9,015,977
2.875%, 9/30/23	50,691,300	50,256,029
0.750%, 12/31/23	20,295,700	19,699,964
1.500%, 2/29/24	29,937,600	29,087,764
2.250%, 3/31/24	40,703,500	39,747,562
3.000%, 6/30/24	29,738,900	29,192,115
4.375%, 10/31/24	16,335,300	16,346,279
4.250%, 12/31/24	58,524,200	58,542,559
4.125%, 1/31/25	10,621,500	10,613,609
3.250%, 6/30/27	51,994,900	51,051,172
4.000%, 2/29/28	2,224,200	2,262,264

Total U.S. Treasury Obligations		343,335,788

Total Long-Term Debt Securities (95.8%) (Cost $974,684,265)		953,051,077

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $99,287, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $101,232.(xx)	99,248	99,248

U.S. Treasury Obligations (3.0%)
U.S. Treasury Bills
4.08%, 4/25/23(p)	15,975,000	15,929,904
4.72%, 8/24/23(p)	5,165,000	5,067,962
4.59%, 11/2/23(p)	9,051,500	8,808,711

Total U.S. Treasury Obligations		29,806,577

Total Short-Term Investments (3.0%) (Cost $29,904,547)		29,905,825

Total Investments in Securities (98.8%) (Cost $1,004,588,812)		982,956,902
Other Assets Less Liabilities (1.2%)		11,585,141

Net Assets (100%)		$994,542,043

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $122,190,034 or 12.3% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $96,934. This was collateralized by cash of $99,248 which was subsequently invested in joint repurchase agreements.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	254	6/2023	USD	52,439,094	350,529

					350,529

Short Contracts
U.S. Treasury 5 Year Note	(812)	6/2023	USD	(88,920,344)	(1,834,351)
U.S. Treasury 10 Year Note	(70)	6/2023	USD	(8,044,531)	(173,379)
U.S. Treasury Ultra Bond	(4)	6/2023	USD	(564,500)	(23,756)

					(2,031,486)

					(1,680,957)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$94,737,511	$—	$94,737,511
Collateralized Mortgage Obligations	—	21,623,949	—	21,623,949
Commercial Mortgage-Backed Securities	—	21,296,126	—	21,296,126
Corporate Bonds
Communication Services	—	1,671,931	—	1,671,931
Consumer Discretionary	—	3,735,802	—	3,735,802
Consumer Staples	—	3,043,887	—	3,043,887
Financials	—	33,359,846	—	33,359,846
Industrials	—	5,844,263	—	5,844,263
Information Technology	—	4,451,161	—	4,451,161
Futures	350,529	—	—	350,529
Mortgage-Backed Securities	—	4,142,576	—	4,142,576
Municipal Bonds	—	1,914,624	—	1,914,624
Short-Term Investments
Repurchase Agreement	—	99,248	—	99,248
U.S. Treasury Obligations	—	29,806,577	—	29,806,577
U.S. Government Agency Securities	—	413,893,613	—	413,893,613
U.S. Treasury Obligations	—	343,335,788	—	343,335,788

Total Assets	$350,529	$982,956,902	$—	$983,307,431

Liabilities:
Futures	$(2,031,486)	$—	$—	$(2,031,486)

Total Liabilities	$(2,031,486)	$—	$—	$(2,031,486)

Total	$(1,680,957)	$982,956,902	$—	$981,275,945

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,230,406
Aggregate gross unrealized depreciation	(24,902,744)

Net unrealized depreciation	$(23,672,338)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,004,948,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	3,400	$112,336
ATN International, Inc.	4,300	175,956
Bandwidth, Inc., Class A*	22,500	342,000
Charge Enterprises, Inc.(x)*	52,600	57,860
Cogent Communications Holdings, Inc.	15,982	1,018,373
Consolidated Communications Holdings, Inc.*	28,822	74,361
EchoStar Corp., Class A*	16,600	303,614
Globalstar, Inc.*	243,100	281,996
IDT Corp., Class B*	8,000	272,640
Iridium Communications, Inc.	49,700	3,077,921
Liberty Latin America Ltd., Class A*	13,900	115,509
Liberty Latin America Ltd., Class C*	73,533	607,382
Ooma, Inc.*	300	3,753
Radius Global Infrastructure, Inc.*	22,800	334,476

		6,778,177

Entertainment (0.2%)
Cinemark Holdings, Inc.*	53,300	788,307
IMAX Corp.*	26,000	498,680
Liberty Media Corp.-Liberty Braves, Class A*	4,800	165,984
Liberty Media Corp.-Liberty Braves, Class C*	16,500	555,885
Lions Gate Entertainment Corp., Class A*	34,400	380,808
Lions Gate Entertainment Corp., Class B*	46,100	478,518
Madison Square Garden Entertainment Corp.*	10,111	597,257
Marcus Corp. (The)(x)	2,900	46,400
Playstudios, Inc.(x)*	9,200	33,948
Reservoir Media, Inc.(x)*	600	3,912
Skillz, Inc.(x)*	107,000	63,472
Vivid Seats, Inc., Class A*	9,900	75,537

		3,688,708

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	300	1,275
Bumble, Inc., Class A*	31,400	613,870
Cargurus, Inc.*	35,774	668,258
Cars.com, Inc.*	35,000	675,500
DHI Group, Inc.*	1,700	6,596
Eventbrite, Inc., Class A*	32,100	275,418
fuboTV, Inc.(x)*	31,200	37,752
Leafly Holdings, Inc.(x)*	5,900	2,360
MediaAlpha, Inc., Class A*	8,400	125,832
Outbrain, Inc.*	2,000	8,260
QuinStreet, Inc.*	14,500	230,115
Shutterstock, Inc.	9,700	704,220
TrueCar, Inc.*	39,300	90,390
Vimeo, Inc.*	52,100	199,543
Vinco Ventures, Inc.(x)*	60,800	19,535
Yelp, Inc.*	27,700	850,390
Ziff Davis, Inc.*	16,800	1,311,240
ZipRecruiter, Inc., Class A*	29,100	463,854

		6,284,408

Media (0.3%)
AdTheorent Holding Co., Inc.*	1,000	1,690
Advantage Solutions, Inc.*	17,800	28,124
AMC Networks, Inc., Class A*	12,900	226,782
Audacy, Inc.(x)*	29,400	3,960
Boston Omaha Corp., Class A*	3,700	87,579
Cardlytics, Inc.(x)*	25,300	85,893
Clear Channel Outdoor Holdings, Inc.*	167,500	201,000
Cumulus Media, Inc., Class A*	1,200	4,428
Entravision Communications Corp., Class A	1,700	10,285
EW Scripps Co. (The), Class A*	21,965	206,691
Gambling.com Group Ltd.(x)*	400	3,964
Gannett Co., Inc.*	58,700	109,769
Gray Television, Inc.	41,800	364,496
iHeartMedia, Inc., Class A*	44,800	174,720
Innovid Corp.*	3,100	4,371
Integral Ad Science Holding Corp.*	15,200	216,904
John Wiley & Sons, Inc., Class A	17,300	670,721
Magnite, Inc.*	48,238	446,684
PubMatic, Inc., Class A*	15,200	210,064
Quotient Technology, Inc.*	29,100	95,448
Scholastic Corp.	13,300	455,126
Sinclair Broadcast Group, Inc., Class A	25,900	444,444
Stagwell, Inc.*	10,700	79,394
TechTarget, Inc.*	12,000	433,440
TEGNA, Inc.	84,800	1,433,968
Thryv Holdings, Inc.*	5,800	133,748
Urban One, Inc.*	500	2,750
Urban One, Inc., Class A*	400	3,020
WideOpenWest, Inc.*	20,100	213,663

		6,353,126

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	363,950
KORE Group Holdings, Inc.(x)*	600	732
Shenandoah Telecommunications Co.	24,728	470,327
Telephone and Data Systems, Inc.	40,500	425,655
United States Cellular Corp.*	6,100	126,453

		1,387,117

Total Communication Services		24,491,536

Consumer Discretionary (12.0%)
Automobile Components (0.7%)
Adient plc*	40,700	1,667,072
American Axle & Manufacturing Holdings, Inc.*	47,100	367,851
Dana, Inc.	47,000	707,350
Dorman Products, Inc.*	10,600	914,356
Fox Factory Holding Corp.*	16,800	2,039,016
Gentherm, Inc.*	14,300	864,006
Goodyear Tire & Rubber Co. (The)*	110,686	1,219,760
LCI Industries	9,900	1,087,713
Luminar Technologies, Inc.(x)*	86,900	563,981
Modine Manufacturing Co.*	19,300	444,865
Motorcar Parts of America, Inc.*	2,500	18,600
Patrick Industries, Inc.	9,900	681,219
Standard Motor Products, Inc.	9,700	358,027
Stoneridge, Inc.*	8,000	149,600
Visteon Corp.*	10,100	1,583,983
XPEL, Inc.(m)*	7,900	536,805

		13,204,204

Automobiles (0.1%)
Fisker, Inc.(x)*	63,600	390,504
Lordstown Motors Corp.(x)*	44,900	29,773
Winnebago Industries, Inc.	16,200	934,740
Workhorse Group, Inc.(x)*	40,000	53,200

		1,408,217

Broadline Retail (0.1%)
Big Lots, Inc.(x)	17,100	187,416
ContextLogic, Inc., Class A(x)*	207,200	92,370
Dillard’s, Inc., Class A(x)	1,600	492,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Groupon, Inc.(x)*	100	$421
Qurate Retail, Inc.*	127,500	125,944

		898,439

Distributors (0.7%)
Funko, Inc., Class A(x)*	25,800	243,294
Pool Corp.	38,946	13,336,668

		13,579,962

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	196,595
Adtalem Global Education, Inc.*	18,553	716,517
Chegg, Inc.(x)*	45,300	738,390
Coursera, Inc.*	41,100	473,472
Duolingo, Inc.*	8,600	1,226,274
European Wax Center, Inc., Class A	14,900	283,100
Frontdoor, Inc.*	30,100	839,188
Graham Holdings Co., Class B	1,600	953,344
Laureate Education, Inc., Class A	48,800	573,888
OneSpaWorld Holdings Ltd.*	1,800	21,582
Perdoceo Education Corp.*	29,300	393,499
Rover Group, Inc.*	5,100	23,103
Strategic Education, Inc.	10,531	946,000
Stride, Inc.*	17,700	694,725
Udemy, Inc.*	26,300	232,229
WW International, Inc.*	8,800	36,256

		8,348,162

Hotels, Restaurants & Leisure (3.8%)
Accel Entertainment, Inc.*	3,100	28,241
Bally’s Corp.*	10,000	195,200
BJ’s Restaurants, Inc.*	10,700	311,798
Bloomin’ Brands, Inc.	37,500	961,875
Bluegreen Vacations Holding Corp.	2,231	61,085
Bowlero Corp.(x)*	13,300	225,435
Brinker International, Inc.*	22,200	843,600
Cheesecake Factory, Inc. (The)(x)	22,000	771,100
Chuy’s Holdings, Inc.*	6,700	240,195
Cracker Barrel Old Country Store, Inc.(x)	8,485	963,896
Dave & Buster’s Entertainment, Inc.*	19,800	728,442
Denny’s Corp.*	22,112	246,770
Dine Brands Global, Inc.	8,000	541,120
El Pollo Loco Holdings, Inc.	1,600	15,344
Everi Holdings, Inc.*	26,600	456,190
First Watch Restaurant Group, Inc.*	800	12,848
Golden Entertainment, Inc.*	6,400	278,464
Hilton Grand Vacations, Inc.*	33,100	1,470,633
International Game Technology plc	37,468	1,004,142
Jack in the Box, Inc.	9,900	867,141
Krispy Kreme, Inc.(x)	32,583	506,666
Life Time Group Holdings, Inc.*	13,300	212,268
Light & Wonder, Inc.*	38,500	2,311,925
Lindblad Expeditions Holdings, Inc.(x)*	4,300	41,108
Monarch Casino & Resort, Inc.	4,900	363,335
NEOGAMES SA*	3,400	51,680
Noodles & Co., Class A*	800	3,880
Papa John’s International, Inc.	13,066	979,035
Planet Fitness, Inc., Class A*	212,319	16,490,817
Portillo’s, Inc., Class A*	9,600	205,152
RCI Hospitality Holdings, Inc.	3,300	257,961
Red Rock Resorts, Inc., Class A	24,500	1,091,965
Rush Street Interactive, Inc.*	20,800	64,688
Ruth’s Hospitality Group, Inc.	7,400	121,508
Sabre Corp.*	118,700	509,223
SeaWorld Entertainment, Inc.*	19,700	1,207,807
Shake Shack, Inc., Class A*	17,500	971,075
Sonder Holdings, Inc.(x)*	12,100	9,161
Sweetgreen, Inc., Class A*	32,211	252,534
Target Hospitality Corp.*	13,200	173,448
Texas Roadhouse, Inc.	24,900	2,690,694
Vacasa, Inc., Class A(x)*	25,800	24,825
Vail Resorts, Inc.	55,322	12,927,645
Wingstop, Inc.	97,328	17,867,474

		69,559,393

Household Durables (1.7%)
Cavco Industries, Inc.*	3,500	1,112,090
Century Communities, Inc.	12,500	799,000
Ethan Allen Interiors, Inc.	400	10,984
GoPro, Inc., Class A*	62,600	314,878
Green Brick Partners, Inc.*	9,200	322,552
Helen of Troy Ltd.*	9,033	859,671
Installed Building Products, Inc.	10,400	1,185,912
iRobot Corp.(x)*	14,119	616,153
KB Home	29,779	1,196,520
La-Z-Boy, Inc.	25,600	744,448
Legacy Housing Corp.*	100	2,276
LGI Homes, Inc.*	8,900	1,014,867
M.D.C. Holdings, Inc.	25,502	991,263
M/I Homes, Inc.*	12,800	807,552
Meritage Homes Corp.	14,500	1,693,020
NVR, Inc.*	2,225	12,398,123
Purple Innovation, Inc.(x)*	16,100	42,504
Skyline Champion Corp.*	23,400	1,760,382
Sonos, Inc.*	52,188	1,023,929
Taylor Morrison Home Corp., Class A*	47,140	1,803,576
Traeger, Inc.*	3,300	13,563
Tri Pointe Homes, Inc.*	41,360	1,047,235
Tupperware Brands Corp.*	17,600	44,000
Vizio Holding Corp., Class A(x)*	26,400	242,352
Vuzix Corp.(x)*	13,100	54,234

		30,101,084

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	743,724
Johnson Outdoors, Inc., Class A	300	18,903
Latham Group, Inc.*	5,900	16,874
Malibu Boats, Inc., Class A*	9,700	547,565
Marine Products Corp.	100	1,319
Smith & Wesson Brands, Inc.	16,000	196,960
Sturm Ruger & Co., Inc.	8,300	476,752
Topgolf Callaway Brands Corp.*	54,400	1,176,128
Vista Outdoor, Inc.*	21,126	585,401

		3,763,626

Specialty Retail (3.8%)
1-800-Flowers.com, Inc., Class A*	5,900	67,850
Aaron’s Co., Inc. (The)	10,700	103,362
Abercrombie & Fitch Co., Class A*	27,200	754,800
Academy Sports & Outdoors, Inc.	30,000	1,957,500
American Eagle Outfitters, Inc.	69,100	928,704
America’s Car-Mart, Inc.*	2,100	166,341
Arko Corp.	44,400	376,956
Asbury Automotive Group, Inc.*	8,900	1,869,000
Boot Barn Holdings, Inc.*	13,000	996,320
Buckle, Inc. (The)	11,600	414,004
Burlington Stores, Inc.*	64,060	12,946,526
Caleres, Inc.	15,400	333,102
Camping World Holdings, Inc., Class A(x)	16,900	352,703
CarParts.com, Inc.*	11,700	62,478
Cato Corp. (The), Class A	1,900	16,796
Chico’s FAS, Inc.*	47,600	261,800
Children’s Place, Inc. (The)*	6,400	257,600
Designer Brands, Inc., Class A	26,900	235,106
Destination XL Group, Inc.*	1,400	7,714
EVgo, Inc.(x)*	35,600	277,324
Five Below, Inc.*	93,739	19,307,422
Foot Locker, Inc.	30,200	1,198,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Franchise Group, Inc.(x)	11,300	$307,925
Genesco, Inc.*	5,800	213,904
Group 1 Automotive, Inc.	6,237	1,412,182
GrowGeneration Corp.*	21,700	74,214
Guess?, Inc.(x)	12,900	251,034
Haverty Furniture Cos., Inc.	600	19,146
Hibbett, Inc.	7,600	448,248
Lands’ End, Inc.*	1,700	16,524
Lithia Motors, Inc., Class A	43,758	10,017,519
MarineMax, Inc.*	6,500	186,875
Monro, Inc.	14,850	734,035
Murphy USA, Inc.	8,200	2,116,010
National Vision Holdings, Inc.*	176,014	3,316,104
ODP Corp. (The)*	19,590	881,158
OneWater Marine, Inc., Class A(x)*	100	2,797
Overstock.com, Inc.(x)*	16,500	334,455
PetMed Express, Inc.(x)	400	6,496
RealReal, Inc. (The)(x)*	32,000	40,320
Revolve Group, Inc.(x)*	14,400	378,720
Sally Beauty Holdings, Inc.*	57,800	900,524
Shoe Carnival, Inc.	6,400	164,160
Signet Jewelers Ltd.	17,000	1,322,260
Sleep Number Corp.*	9,200	279,772
Sonic Automotive, Inc., Class A	12,200	662,948
Stitch Fix, Inc., Class A*	28,000	143,080
TravelCenters of America, Inc.(x)*	800	69,200
Upbound Group, Inc.	26,400	647,064
Urban Outfitters, Inc.*	34,400	953,568
Warby Parker, Inc., Class A(x)*	30,400	321,936
Winmark Corp.	1,100	352,473
Zumiez, Inc.*	10,600	195,464

		69,662,161

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	23,700	2,996,628
Ermenegildo Zegna NV	6,600	90,024
G-III Apparel Group Ltd.*	17,500	272,125
Kontoor Brands, Inc.	24,900	1,204,911
Oxford Industries, Inc.	7,600	802,484
Steven Madden Ltd.	34,293	1,234,548
Wolverine World Wide, Inc.	32,200	549,010

		7,149,730

Total Consumer Discretionary		217,674,978

Consumer Staples (3.2%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,800	1,933,152
Coca-Cola Consolidated, Inc.	1,800	963,144
Duckhorn Portfolio, Inc. (The)*	13,400	213,060
MGP Ingredients, Inc.	5,400	522,288
National Beverage Corp.*	10,800	569,376
Primo Water Corp.	58,934	904,637
Vintage Wine Estates, Inc.(x)*	3,300	3,531
Vita Coco Co., Inc. (The)*	5,300	103,986

		5,213,174

Consumer Staples Distribution & Retail (1.1%)
Andersons, Inc. (The)	13,600	561,952
Chefs’ Warehouse, Inc. (The)*	14,200	483,510
Grocery Outlet Holding Corp.*	491,588	13,892,277
HF Foods Group, Inc.*	4,900	19,208
Ingles Markets, Inc., Class A	6,200	549,940
Natural Grocers by Vitamin Cottage, Inc.	600	7,050
PriceSmart, Inc.	9,000	643,320
SpartanNash Co.	13,800	342,240
Sprouts Farmers Market, Inc.*	47,500	1,663,925
United Natural Foods, Inc.*	24,500	645,575
Village Super Market, Inc., Class A	300	6,864
Weis Markets, Inc.	5,800	491,086

		19,306,947

Food Products (1.1%)
AppHarvest, Inc.(x)*	14,800	9,062
B&G Foods, Inc.(x)	25,300	392,909
Benson Hill, Inc.*	5,900	6,785
Beyond Meat, Inc.*	22,400	363,552
Calavo Growers, Inc.	5,000	143,850
Cal-Maine Foods, Inc.	18,200	1,108,198
Fresh Del Monte Produce, Inc.	12,400	373,364
Freshpet, Inc.(x)*	147,550	9,766,335
Hain Celestial Group, Inc. (The)*	27,400	469,910
Hostess Brands, Inc.*	57,800	1,438,064
J & J Snack Foods Corp.	6,900	1,022,718
John B Sanfilippo & Son, Inc.	3,000	290,760
Lancaster Colony Corp.	7,800	1,582,464
Lifecore Biomedical, Inc.*	2,100	7,927
Local Bounti Corp.(x)*	2,500	1,993
Simply Good Foods Co. (The)*	39,203	1,559,103
Sovos Brands, Inc.*	2,400	40,032
SunOpta, Inc.*	35,600	274,120
Tattooed Chef, Inc.(x)*	900	1,278
Tootsie Roll Industries, Inc.	3,651	163,982
TreeHouse Foods, Inc.*	20,800	1,048,944
Utz Brands, Inc.	23,600	388,692
VZS Enterprises, Inc.(r)(x)*	2,483	—
Whole Earth Brands, Inc.*	3,100	7,936

		20,461,978

Household Products (0.1%)
Central Garden & Pet Co.*	200	8,212
Central Garden & Pet Co., Class A*	19,300	754,051
Energizer Holdings, Inc.	27,300	947,310
WD-40 Co.	5,600	997,080

		2,706,653

Personal Care Products (0.5%)
Beauty Health Co. (The)(x)*	33,700	425,631
BellRing Brands, Inc.*	51,304	1,744,336
e.l.f. Beauty, Inc.*	18,800	1,548,180
Edgewell Personal Care Co.	25,400	1,077,468
Herbalife Nutrition Ltd.(x)*	36,100	581,210
Honest Co., Inc. (The)*	11,700	21,060
Inter Parfums, Inc.	8,400	1,194,816
Medifast, Inc.	5,100	528,717
Nature’s Sunshine Products, Inc.*	2,800	28,588
Nu Skin Enterprises, Inc., Class A	19,900	782,269
Thorne HealthTech, Inc.*	600	2,772
USANA Health Sciences, Inc.*	7,400	465,460
Veru, Inc.(x)*	23,700	27,492

		8,427,999

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	8,100	6,229
Turning Point Brands, Inc.	200	4,200
Universal Corp.	12,000	634,680
Vector Group Ltd.	60,794	730,136

		1,375,245

Total Consumer Staples		57,491,996

Energy (6.2%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	62,200	607,694
Borr Drilling Ltd.*	107,000	811,060
Bristow Group, Inc.*	9,133	204,579
Cactus, Inc., Class A	207,460	8,553,576
ChampionX Corp.	77,400	2,099,862
Diamond Offshore Drilling, Inc.*	36,400	438,256
DMC Global, Inc.*	4,800	105,456
Dril-Quip, Inc.*	15,700	450,433
Expro Group Holdings NV*	30,183	554,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	55,600	$430,344
Helmerich & Payne, Inc.	42,200	1,508,650
Liberty Energy, Inc., Class A	52,000	666,120
Nabors Industries Ltd.*	3,300	402,303
National Energy Services Reunited Corp.*	14,500	76,270
Newpark Resources, Inc.*	6,300	24,255
NexTier Oilfield Solutions, Inc.*	66,592	529,406
Noble Corp. plc*	32,461	1,281,236
NOV, Inc.	465,913	8,624,050
Oceaneering International, Inc.*	46,600	821,558
Oil States International, Inc.*	3,500	29,155
Patterson-UTI Energy, Inc.	643,193	7,525,358
ProFrac Holding Corp., Class A(x)*	4,000	50,680
ProPetro Holding Corp.*	33,200	238,708
RPC, Inc.	22,315	171,602
Select Energy Services, Inc., Class A	20,200	140,592
Solaris Oilfield Infrastructure, Inc., Class A	19,800	169,092
TETRA Technologies, Inc.*	7,200	19,080
Tidewater, Inc.*	21,850	963,148
US Silica Holdings, Inc.*	23,500	280,590
Valaris Ltd.*	22,200	1,444,332
Weatherford International plc*	25,700	1,525,295

		40,746,900

Oil, Gas & Consumable Fuels (4.0%)
Aemetis, Inc.(x)*	7,900	18,328
Alto Ingredients, Inc.*	7,900	11,850
Amplify Energy Corp.(x)*	5,700	39,159
Arch Resources, Inc.	6,600	867,636
Ardmore Shipping Corp.	2,300	34,201
Berry Corp.	11,600	91,060
California Resources Corp.	33,700	1,297,450
Callon Petroleum Co.*	22,400	749,056
Centrus Energy Corp., Class A*	2,000	64,400
Chord Energy Corp.	17,223	2,318,205
Civitas Resources, Inc.	30,946	2,114,850
Clean Energy Fuels Corp.*	76,500	333,540
CNX Resources Corp.*	83,000	1,329,660
Comstock Resources, Inc.	35,700	385,203
CONSOL Energy, Inc.	12,800	745,856
Crescent Energy Co., Class A(x)	13,180	149,066
CVR Energy, Inc.	10,800	354,024
Delek US Holdings, Inc.	25,680	589,356
Denbury, Inc.*	20,200	1,770,126
DHT Holdings, Inc.	51,900	561,039
Dorian LPG Ltd.	14,715	293,417
Earthstone Energy, Inc., Class A*	16,500	214,665
Empire Petroleum Corp.*	400	4,964
Energy Fuels, Inc.(x)*	57,100	318,618
Equitrans Midstream Corp.	163,800	946,764
Excelerate Energy, Inc., Class A	9,300	205,902
FLEX LNG Ltd.(x)	10,400	349,232
Frontline plc	58,800	973,728
Gevo, Inc.(x)*	95,100	146,454
Golar LNG Ltd.*	46,400	1,002,240
Green Plains, Inc.*	17,900	554,721
Gulfport Energy Corp.*	4,300	344,000
HighPeak Energy, Inc.(x)	8,700	200,100
International Seaways, Inc.	17,955	748,364
Kinetik Holdings, Inc.(x)	6,400	200,320
Kosmos Energy Ltd.*	200,900	1,494,696
Magnolia Oil & Gas Corp., Class A	61,800	1,352,184
Matador Resources Co.	262,687	12,517,036
Murphy Oil Corp.	58,700	2,170,726
NACCO Industries, Inc., Class A	200	7,214
NextDecade Corp.(x)*	15,600	77,532
Nordic American Tankers Ltd.	14,700	58,212
Northern Oil and Gas, Inc.(x)	23,900	725,365
Par Pacific Holdings, Inc.*	14,200	414,640
PBF Energy, Inc., Class A	45,614	1,977,823
Peabody Energy Corp.*	42,900	1,098,240
Permian Resources Corp.	815,639	8,564,209
Ranger Oil Corp.	7,700	314,468
REX American Resources Corp.*	6,800	194,412
Riley Exploration Permian, Inc.	500	19,030
Ring Energy, Inc.(x)*	24,600	46,740
SandRidge Energy, Inc.*	13,000	187,330
Scorpio Tankers, Inc.	22,100	1,244,451
SFL Corp. Ltd.	47,800	454,100
SilverBow Resources, Inc.*	3,300	75,405
Sitio Royalties Corp.(x)	25,627	579,170
SM Energy Co.	50,400	1,419,264
Southwestern Energy Co.*	1,186,640	5,933,200
Talos Energy, Inc.*	24,100	357,644
Targa Resources Corp.	112,181	8,183,604
Teekay Corp.*	9,800	60,564
Teekay Tankers Ltd., Class A*	1,100	47,223
Tellurian, Inc.(x)*	185,800	228,534
Uranium Energy Corp.(x)*	124,800	359,424
Ur-Energy, Inc.*	11,700	12,402
VAALCO Energy, Inc.	19,400	87,882
Vertex Energy, Inc.(x)*	21,300	210,444
Vital Energy, Inc.*	5,000	227,700
W&T Offshore, Inc.*	23,100	117,348
World Fuel Services Corp.	31,600	807,380

		71,953,150

Total Energy		112,700,050

Financials (12.4%)
Banks (4.0%)
1st Source Corp.	6,535	281,985
ACNB Corp.(x)	100	3,255
Amalgamated Financial Corp.	7,600	134,444
Amerant Bancorp, Inc.	10,400	226,304
American National Bankshares, Inc.	3,700	117,290
Ameris Bancorp	24,920	911,574
Arrow Financial Corp.	3,254	81,057
Associated Banc-Corp.	60,600	1,089,588
Atlantic Union Bankshares Corp.	31,544	1,105,617
Axos Financial, Inc.*	21,380	789,350
Banc of California, Inc.	21,000	263,130
BancFirst Corp.	8,200	681,420
Bancorp, Inc. (The)*	23,500	654,475
Bank First Corp.(x)	1,100	80,938
Bank of Marin Bancorp	400	8,756
Bank of NT Butterfield & Son Ltd. (The)	26,100	704,700
BankUnited, Inc.	29,700	670,626
Bankwell Financial Group, Inc.(x)	200	4,972
Banner Corp.	13,700	744,869
Bar Harbor Bankshares	500	13,225
BayCom Corp.	200	3,416
BCB Bancorp, Inc.	200	2,626
Berkshire Hills Bancorp, Inc.	20,400	511,224
Blue Foundry Bancorp*	400	3,808
Bridgewater Bancshares, Inc.*	2,000	21,680
Brookline Bancorp, Inc.	35,832	376,236
Business First Bancshares, Inc.	1,000	17,130
Byline Bancorp, Inc.	5,800	125,396
Cadence Bank	67,753	1,406,552
Cambridge Bancorp	700	45,367
Camden National Corp.	4,325	156,522
Capital City Bank Group, Inc.	5,100	149,481
Capitol Federal Financial, Inc.	60,600	407,838
Capstar Financial Holdings, Inc.	1,200	18,180
Carter Bankshares, Inc.*	2,000	28,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cathay General Bancorp	29,001	$1,001,115
Central Pacific Financial Corp.	10,500	187,950
Citizens & Northern Corp.	4,300	91,934
City Holding Co.	7,300	663,424
Civista Bancshares, Inc.	2,900	48,952
CNB Financial Corp.	3,540	67,968
Coastal Financial Corp.*	700	25,207
Colony Bankcorp, Inc.	200	2,040
Columbia Financial, Inc.*	15,100	276,028
Community Bank System, Inc.	22,596	1,186,064
Community Trust Bancorp, Inc.	6,100	231,495
ConnectOne Bancorp, Inc.	16,200	286,416
CrossFirst Bankshares, Inc.*	7,900	82,792
Customers Bancorp, Inc.*	10,800	200,016
CVB Financial Corp.	51,335	856,268
Dime Community Bancshares, Inc.	15,719	357,136
Eagle Bancorp, Inc.	12,230	409,338
Eastern Bankshares, Inc.	64,370	812,349
Enterprise Bancorp, Inc.	900	28,314
Enterprise Financial Services Corp.	16,084	717,186
Equity Bancshares, Inc., Class A	3,100	75,547
Esquire Financial Holdings, Inc.	200	7,820
Farmers & Merchants Bancorp, Inc.(x)	700	17,024
Farmers National Banc Corp.(x)	5,100	64,464
FB Financial Corp.	16,444	511,080
Financial Institutions, Inc.	900	17,352
First Bancorp (Nasdaq Stock Exchange)	17,188	610,518
First Bancorp (Quotrix Stock Exchange)	78,100	891,902
First Bancorp, Inc. (The)	3,240	83,884
First Bancshares, Inc. (The)	1,700	43,911
First Bank	300	3,030
First Busey Corp.	26,331	535,573
First Commonwealth Financial Corp.	36,600	454,938
First Community Bankshares, Inc.	4,100	102,705
First Financial Bancorp	35,765	778,604
First Financial Bankshares, Inc.	54,800	1,748,120
First Financial Corp.	500	18,740
First Foundation, Inc.	18,800	140,060
First Internet Bancorp	1,500	24,975
First Interstate BancSystem, Inc., Class A	39,134	1,168,541
First Merchants Corp.	26,420	870,539
First Mid Bancshares, Inc.	6,800	185,096
First of Long Island Corp. (The)	1,600	21,600
Five Star Bancorp	400	8,536
Flushing Financial Corp.	2,300	34,247
Fulton Financial Corp.	61,300	847,166
FVCBankcorp, Inc.*	125	1,331
German American Bancorp, Inc.	15,650	522,240
Glacier Bancorp, Inc.	46,430	1,950,524
Great Southern Bancorp, Inc.	2,500	126,700
Greene County Bancorp, Inc.(x)	600	13,608
Guaranty Bancshares, Inc.	1,390	38,739
Hancock Whitney Corp.	35,902	1,306,833
Hanmi Financial Corp.	11,800	219,126
HarborOne Bancorp, Inc.	9,200	112,240
HBT Financial, Inc.	1,500	29,580
Heartland Financial USA, Inc.	17,055	654,230
Heritage Commerce Corp.	22,800	189,924
Heritage Financial Corp.	15,266	326,692
Hilltop Holdings, Inc.	24,399	723,918
Hingham Institution For Savings (The)	300	70,032
Home Bancorp, Inc.	900	29,727
Home BancShares, Inc.	80,175	1,740,599
HomeStreet, Inc.	6,300	113,337
HomeTrust Bancshares, Inc.	3,600	88,524
Hope Bancorp, Inc.	44,585	437,825
Horizon Bancorp, Inc.	15,400	170,324
Independent Bank Corp.	1,000	17,770
Independent Bank Corp./MA	19,045	1,249,733
Independent Bank Group, Inc.	13,962	647,139
International Bancshares Corp.	20,600	882,092
John Marshall Bancorp, Inc.	100	2,160
Kearny Financial Corp.	22,945	186,313
Lakeland Bancorp, Inc.	32,010	500,636
Lakeland Financial Corp.	10,455	654,901
Live Oak Bancshares, Inc.	12,400	302,188
Luther Burbank Corp.	11,100	105,228
Macatawa Bank Corp.	3,600	36,792
Mercantile Bank Corp.	1,500	45,870
Metrocity Bankshares, Inc.	2,100	35,889
Metropolitan Bank Holding Corp.*	3,800	128,782
Mid Penn Bancorp, Inc.	300	7,683
Midland States Bancorp, Inc.	900	19,278
MidWestOne Financial Group, Inc.	800	19,536
MVB Financial Corp.	100	2,064
National Bank Holdings Corp., Class A	11,300	378,098
NBT Bancorp, Inc.	16,295	549,304
Nicolet Bankshares, Inc.*	4,800	302,640
Northfield Bancorp, Inc.	4,100	48,298
Northwest Bancshares, Inc.	55,870	672,116
OceanFirst Financial Corp.	24,343	449,859
OFG Bancorp	26,100	650,934
Old National Bancorp	119,906	1,729,045
Old Second Bancorp, Inc.	12,500	175,750
Origin Bancorp, Inc.	7,700	247,555
Orrstown Financial Services, Inc.	900	17,874
Pacific Premier Bancorp, Inc.	38,550	925,971
Park National Corp.	6,450	764,777
Pathward Financial, Inc.	11,000	456,390
PCB Bancorp	100	1,449
Peapack-Gladstone Financial Corp.	4,600	136,252
Peoples Bancorp, Inc.	9,734	250,651
Peoples Financial Services Corp.	400	17,340
Pioneer Bancorp, Inc.*	200	1,972
Preferred Bank	4,900	268,569
Premier Financial Corp.	14,994	310,826
Primis Financial Corp.	1,500	14,445
Provident Bancorp, Inc.	608	4,159
Provident Financial Services, Inc.(x)	36,756	704,980
QCR Holdings, Inc.	5,800	254,678
RBB Bancorp	1,100	17,050
Red River Bancshares, Inc.	400	19,244
Renasant Corp.	26,500	810,370
Republic Bancorp, Inc., Class A	2,800	118,804
S&T Bancorp, Inc.	21,059	662,306
Sandy Spring Bancorp, Inc.	16,589	430,982
Seacoast Banking Corp. of Florida	27,445	650,447
ServisFirst Bancshares, Inc.	19,300	1,054,359
Sierra Bancorp	2,800	48,216
Simmons First National Corp., Class A	49,819	871,334
SmartFinancial, Inc.	1,000	23,140
South Plains Financial, Inc.	1,100	23,551
Southern First Bancshares, Inc.*	500	15,350
Southern Missouri Bancorp, Inc.	1,100	41,151
Southside Bancshares, Inc.	14,736	489,235
SouthState Corp.	29,150	2,077,229
Stellar Bancorp, Inc.	15,654	385,245
Sterling Bancorp, Inc.*	100	566
Stock Yards Bancorp, Inc.	12,150	669,951
Summit Financial Group, Inc.	1,300	26,975
Texas Capital Bancshares, Inc.*	19,400	949,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Third Coast Bancshares, Inc.*	700	$10,997
Tompkins Financial Corp.	7,351	486,710
Towne Bank	29,009	773,090
TriCo Bancshares	10,782	448,423
Triumph Financial, Inc.*	9,000	522,540
TrustCo Bank Corp.	1,500	47,910
Trustmark Corp.	23,320	576,004
UMB Financial Corp.	19,360	1,117,459
United Bankshares, Inc.	51,502	1,812,870
United Community Banks, Inc.	41,300	1,161,356
Univest Financial Corp.	11,100	263,514
USCB Financial Holdings, Inc.*	400	3,956
Valley National Bancorp	167,509	1,547,783
Veritex Holdings, Inc.	17,824	325,466
Washington Federal, Inc.	25,000	753,000
Washington Trust Bancorp, Inc.	6,100	211,426
WesBanco, Inc.	22,675	696,122
West Bancorp, Inc.	4,300	78,561
Westamerica Bancorp	13,500	598,050
WSFS Financial Corp.	29,381	1,105,019

		73,608,619

Capital Markets (2.8%)
Ares Management Corp.	100,563	8,390,977
Artisan Partners Asset Management, Inc., Class A	27,100	866,658
AssetMark Financial Holdings, Inc.*	5,200	163,540
Associated Capital Group, Inc., Class A	3,030	111,959
Avantax, Inc.*	18,200	479,024
B Riley Financial, Inc.(x)	8,600	244,154
Bakkt Holdings, Inc.(x)*	16,800	28,896
BGC Partners, Inc., Class A	151,900	794,437
Brightsphere Investment Group, Inc.	12,108	285,507
Cohen & Steers, Inc.	11,366	726,969
Diamond Hill Investment Group, Inc.	100	16,458
Donnelley Financial Solutions, Inc.*	12,400	506,664
Federated Hermes, Inc., Class B	35,900	1,441,026
Focus Financial Partners, Inc., Class A*	23,027	1,194,411
GCM Grosvenor, Inc., Class A	500	3,905
Hamilton Lane, Inc., Class A	14,800	1,094,904
Houlihan Lokey, Inc.	20,700	1,811,043
LPL Financial Holdings, Inc.	77,684	15,723,242
MarketWise, Inc.(x)*	6,100	11,285
Moelis & Co., Class A	25,500	980,220
Open Lending Corp., Class A*	41,800	294,272
Oppenheimer Holdings, Inc., Class A	300	11,745
Perella Weinberg Partners	13,700	124,670
Piper Sandler Cos.	8,000	1,108,880
PJT Partners, Inc., Class A	169,849	12,261,399
Sculptor Capital Management, Inc.	3,500	30,135
Star Holdings*	4,896	85,141
StepStone Group, Inc., Class A	20,700	502,389
StoneX Group, Inc.*	6,446	667,354
Value Line, Inc.	100	4,833
Victory Capital Holdings, Inc., Class A	7,200	210,744
Virtus Investment Partners, Inc.	3,395	646,374
WisdomTree, Inc.	53,000	310,580

		51,133,795

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,100	29,843
Bread Financial Holdings, Inc.	18,200	551,824
Consumer Portfolio Services, Inc.*	1,100	11,759
Curo Group Holdings Corp.(x)	800	1,384
Encore Capital Group, Inc.(x)*	11,250	567,563
Enova International, Inc.*	16,700	741,981
FirstCash Holdings, Inc.	16,004	1,526,301
Green Dot Corp., Class A*	25,200	432,936
LendingClub Corp.*	38,200	275,422
LendingTree, Inc.*	7,800	207,948
Moneylion, Inc.(x)*	6,000	3,407
Navient Corp.	56,657	905,945
Nelnet, Inc., Class A	6,550	601,879
NerdWallet, Inc., Class A(x)*	8,200	132,676
Oportun Financial Corp.*	1,900	7,334
OppFi, Inc.*	900	1,845
PRA Group, Inc.*	17,960	699,722
PROG Holdings, Inc.*	26,800	637,572
Regional Management Corp.	100	2,609
Sunlight Financial Holdings, Inc.(x)*	10,000	3,123
World Acceptance Corp.(x)*	2,700	224,883

		7,567,956

Financial Services (2.4%)
Alerus Financial Corp.	100	1,605
A-Mark Precious Metals, Inc.	6,400	221,760
AvidXchange Holdings, Inc.*	53,400	416,520
Banco Latinoamericano de Comercio Exterior SA, Class E	1,820	31,632
Cannae Holdings, Inc.*	27,500	554,950
Cantaloupe, Inc.*	6,800	38,760
Cass Information Systems, Inc.	1,733	75,056
Compass Diversified Holdings	22,100	421,668
Enact Holdings, Inc.(x)	8,500	194,310
Essent Group Ltd.	44,300	1,774,215
Evertec, Inc.	22,696	765,990
Federal Agricultural Mortgage Corp., Class C	4,000	532,760
Finance of America Cos., Inc., Class A*	1,300	1,612
Flywire Corp.*	486,251	14,276,329
I3 Verticals, Inc., Class A*	2,800	68,684
International Money Express, Inc.*	11,900	306,782
Jackson Financial, Inc., Class A	27,500	1,028,775
Marqeta, Inc., Class A*	158,100	722,517
Merchants Bancorp	3,400	88,536
MoneyGram International, Inc.*	34,500	359,490
Mr Cooper Group, Inc.*	26,761	1,096,398
NMI Holdings, Inc., Class A*	40,300	899,899
Payoneer Global, Inc.*	78,800	494,864
Paysafe Ltd.*	12,684	219,053
PennyMac Financial Services, Inc.	12,000	715,320
Priority Technology Holdings, Inc.(x)*	400	1,436
Radian Group, Inc.	67,566	1,493,209
Remitly Global, Inc.*	30,600	518,670
Repay Holdings Corp.*	29,100	191,187
Shift4 Payments, Inc., Class A*	192,898	14,621,668
StoneCo Ltd., Class A*	100,900	962,586
Velocity Financial, Inc.*	100	903
Walker & Dunlop, Inc.	11,300	860,721
Waterstone Financial, Inc.	1,200	18,156

		43,976,021

Insurance (2.2%)
Ambac Financial Group, Inc.*	9,900	153,252
American Equity Investment Life Holding Co.	27,280	995,447
AMERISAFE, Inc.	8,790	430,271
Argo Group International Holdings Ltd.	16,910	495,294
Bright Health Group, Inc.(x)*	97,300	21,435
BRP Group, Inc., Class A*	23,200	590,672
CNO Financial Group, Inc.	52,600	1,167,194
Crawford & Co., Class A	2,500	20,900
Donegal Group, Inc., Class A	5,700	87,096
eHealth, Inc.*	14,700	137,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Employers Holdings, Inc.	10,481	$436,953
Enstar Group Ltd.*	4,750	1,101,003
Genworth Financial, Inc., Class A*	189,998	953,790
Goosehead Insurance, Inc., Class A*	4,500	234,900
Greenlight Capital Re Ltd., Class A*	4,216	39,588
HCI Group, Inc.(x)	4,100	219,760
Hippo Holdings, Inc.(x)*	1,375	22,316
Horace Mann Educators Corp.	18,310	613,019
James River Group Holdings Ltd.	14,500	299,425
Kinsale Capital Group, Inc.	62,348	18,713,752
Lemonade, Inc.(x)*	14,700	209,622
MBIA, Inc.*	17,300	160,198
Mercury General Corp.	9,700	307,878
National Western Life Group, Inc., Class A	600	145,572
NI Holdings, Inc.*	3,900	50,700
Oscar Health, Inc., Class A*	67,900	444,066
Palomar Holdings, Inc.*	11,600	640,320
ProAssurance Corp.	25,000	462,000
RLI Corp.	16,000	2,126,560
Root, Inc., Class A(x)*	100	451
Safety Insurance Group, Inc.	5,424	404,196
Selective Insurance Group, Inc.	23,840	2,272,667
Selectquote, Inc.*	64,379	139,702
SiriusPoint Ltd.*	36,000	292,680
Stewart Information Services Corp.	12,600	508,410
Tiptree, Inc.	100	1,457
Trupanion, Inc.(x)*	99,286	4,258,377
United Fire Group, Inc.	7,800	207,090
Universal Insurance Holdings, Inc.	100	1,822

		39,367,427

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	656,802
Arbor Realty Trust, Inc. (REIT)(x)	64,200	737,658
Ares Commercial Real Estate Corp. (REIT)(x)	19,900	180,891
ARMOUR Residential REIT, Inc. (REIT)(x)	34,300	180,075
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	66,200	1,181,670
BrightSpire Capital, Inc. (REIT)	32,500	191,750
Broadmark Realty Capital, Inc. (REIT)	51,600	242,520
Chimera Investment Corp. (REIT)	95,600	539,184
Claros Mortgage Trust, Inc. (REIT)(x)	33,500	390,275
Dynex Capital, Inc. (REIT)	11,800	143,016
Ellington Financial, Inc. (REIT)(x)	20,700	252,747
Franklin BSP Realty Trust, Inc. (REIT)(x)	30,600	365,058
Granite Point Mortgage Trust, Inc. (REIT)	4,200	20,832
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	34,100	975,260
Invesco Mortgage Capital, Inc. (REIT)	17,469	193,731
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	214,132
Ladder Capital Corp. (REIT)	54,887	518,682
MFA Financial, Inc. (REIT)	56,525	560,728
New York Mortgage Trust, Inc. (REIT)	42,650	424,794
Nexpoint Real Estate Finance, Inc. (REIT)	200	3,134
Orchid Island Capital, Inc. (REIT)(x)	16,020	171,894
PennyMac Mortgage Investment Trust (REIT)(x)	40,863	503,841
Ready Capital Corp. (REIT)(x)	42,600	433,242
Redwood Trust, Inc. (REIT)	57,300	386,202
TPG RE Finance Trust, Inc. (REIT)	17,100	124,146
Two Harbors Investment Corp. (REIT)	34,125	501,979

		10,094,243

Total Financials		225,748,061

Health Care (16.8%)
Biotechnology (6.6%)
2seventy bio, Inc.*	13,000	132,600
4D Molecular Therapeutics, Inc.*	3,500	60,165
Aadi Bioscience, Inc.(x)*	1,000	7,240
Absci Corp.(x)*	2,100	3,675
ACADIA Pharmaceuticals, Inc.*	47,900	901,478
Adicet Bio, Inc.*	9,700	55,872
ADMA Biologics, Inc.*	28,000	92,680
Aerovate Therapeutics, Inc.(x)*	700	14,119
Affimed NV(x)*	67,700	50,477
Agenus, Inc.*	120,400	183,008
Agios Pharmaceuticals, Inc.*	24,700	567,359
Akero Therapeutics, Inc.*	10,900	417,034
Alector, Inc.*	22,900	141,751
Alkermes plc*	64,200	1,809,798
Allogene Therapeutics, Inc.(x)*	24,177	119,434
Allovir, Inc.*	12,100	47,674
Alpine Immune Sciences, Inc.*	1,200	9,264
ALX Oncology Holdings, Inc.*	6,100	27,572
Amicus Therapeutics, Inc.*	98,529	1,092,687
AnaptysBio, Inc.*	7,700	167,552
Anavex Life Sciences Corp.(x)*	24,300	208,251
Anika Therapeutics, Inc.*	6,200	178,064
Apellis Pharmaceuticals, Inc.*	36,500	2,407,540
Arbutus Biopharma Corp.*	10,000	30,300
Arcellx, Inc.*	11,700	360,477
Arcturus Therapeutics Holdings, Inc.*	10,200	244,494
Arcus Biosciences, Inc.*	181,168	3,304,504
Arcutis Biotherapeutics, Inc.*	12,800	140,800
Arrowhead Pharmaceuticals, Inc.*	40,600	1,031,240
Ascendis Pharma A/S (ADR)*	38,089	4,083,903
Atara Biotherapeutics, Inc.*	42,100	122,090
Aura Biosciences, Inc.(x)*	1,000	9,280
Aurinia Pharmaceuticals, Inc.(x)*	48,800	534,848
Avid Bioservices, Inc.*	24,500	459,620
Avidity Biosciences, Inc.*	14,400	221,040
Beam Therapeutics, Inc.(x)*	23,100	707,322
BioCryst Pharmaceuticals, Inc.*	77,400	645,516
Biohaven Ltd.*	24,350	332,621
Bioxcel Therapeutics, Inc.(x)*	6,000	111,960
Bluebird Bio, Inc.*	47,600	151,368
Blueprint Medicines Corp.*	136,586	6,145,004
Bridgebio Pharma, Inc.*	43,076	714,200
C4 Therapeutics, Inc.*	18,100	56,834
CareDx, Inc.*	23,500	214,790
Caribou Biosciences, Inc.*	5,500	29,205
Catalyst Pharmaceuticals, Inc.*	42,700	707,966
Celldex Therapeutics, Inc.*	15,700	564,886
Celularity, Inc., Class A(x)*	7,300	4,524
Century Therapeutics, Inc.*	1,900	6,593
Cerevel Therapeutics Holdings, Inc.*	19,900	485,361
Chimerix, Inc.*	40,300	50,778
Chinook Therapeutics, Inc.*	19,340	447,721
Cogent Biosciences, Inc.*	24,900	268,671
Coherus Biosciences, Inc.*	466,339	3,189,759
Crinetics Pharmaceuticals, Inc.*	19,200	308,352
CTI BioPharma Corp.*	41,400	173,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cullinan Oncology, Inc.*	10,300	$105,369
Cytokinetics, Inc.*	32,500	1,143,675
Day One Biopharmaceuticals, Inc.*	15,400	205,898
Deciphera Pharmaceuticals, Inc.*	18,600	287,370
Denali Therapeutics, Inc.*	41,900	965,376
Design Therapeutics, Inc.(x)*	9,300	53,661
Dynavax Technologies Corp.*	47,500	465,975
Dyne Therapeutics, Inc.*	5,000	57,600
Eagle Pharmaceuticals, Inc.*	5,500	156,035
Editas Medicine, Inc.*	27,600	200,100
Eiger BioPharmaceuticals, Inc.(x)*	22,700	20,360
Emergent BioSolutions, Inc.*	20,700	214,452
Enanta Pharmaceuticals, Inc.*	7,900	319,476
EQRx, Inc.*	78,200	151,708
Erasca, Inc.(x)*	24,500	73,745
Fate Therapeutics, Inc.*	34,500	196,650
FibroGen, Inc.*	42,600	794,916
Foghorn Therapeutics, Inc.(x)*	2,100	13,020
Generation Bio Co.*	19,078	82,035
Geron Corp.*	131,700	285,789
Gossamer Bio, Inc.(x)*	23,300	29,358
GreenLight Biosciences Holdings PBC(x)*	2,500	1,081
Halozyme Therapeutics, Inc.*	52,800	2,016,432
Heron Therapeutics, Inc.(x)*	65,900	99,509
HilleVax, Inc.(x)*	900	14,877
Humacyte, Inc.(x)*	3,000	9,270
Icosavax, Inc.*	900	5,220
Ideaya Biosciences, Inc.*	13,600	186,728
IGM Biosciences, Inc.(x)*	9,600	131,904
ImmunityBio, Inc.(x)*	44,500	80,990
ImmunoGen, Inc.*	106,300	408,192
Immunovant, Inc.*	25,800	400,158
Inhibrx, Inc.*	10,800	203,796
Inovio Pharmaceuticals, Inc.(x)*	137,900	113,078
Insmed, Inc.*	50,400	859,320
Instil Bio, Inc.*	35,600	23,525
Intellia Therapeutics, Inc.*	147,412	5,494,045
Intercept Pharmaceuticals, Inc.*	10,900	146,387
Invivyd, Inc.(x)*	2,700	3,240
Iovance Biotherapeutics, Inc.*	54,900	335,439
Ironwood Pharmaceuticals, Inc.*	49,800	523,896
iTeos Therapeutics, Inc.*	9,400	127,934
IVERIC bio, Inc.*	305,438	7,431,307
Janux Therapeutics, Inc.*	2,200	26,620
Jounce Therapeutics, Inc.(x)*	32,800	60,680
KalVista Pharmaceuticals, Inc.*	4,300	33,798
Karuna Therapeutics, Inc.*	50,484	9,169,914
Karyopharm Therapeutics, Inc.*	49,400	192,166
Keros Therapeutics, Inc.*	6,500	277,550
Kezar Life Sciences, Inc.*	21,088	66,005
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	138,804
Kinnate Biopharma, Inc.*	2,500	15,625
Kodiak Sciences, Inc.*	18,400	114,080
Kronos Bio, Inc.(x)*	17,000	24,820
Krystal Biotech, Inc.*	7,500	600,450
Kura Oncology, Inc.*	26,400	322,872
Kymera Therapeutics, Inc.*	11,600	343,708
Legend Biotech Corp. (ADR)(x)*	101,699	4,903,926
Lexicon Pharmaceuticals, Inc.*	4,800	11,664
Lyell Immunopharma, Inc.(x)*	56,772	133,982
MacroGenics, Inc.*	37,400	268,158
Madrigal Pharmaceuticals, Inc.*	4,500	1,090,170
MannKind Corp.*	96,800	396,880
MeiraGTx Holdings plc*	13,300	68,761
Mersana Therapeutics, Inc.*	32,700	134,397
MiMedx Group, Inc.*	49,500	168,795
Mirum Pharmaceuticals, Inc.*	11,000	264,220
Monte Rosa Therapeutics, Inc.(x)*	2,900	22,591
Morphic Holding, Inc.*	15,600	587,184
Myriad Genetics, Inc.*	38,100	885,063
Natera, Inc.*	118,530	6,580,786
Nkarta, Inc.*	19,700	69,935
Nurix Therapeutics, Inc.*	12,500	111,000
Nuvalent, Inc., Class A*	6,900	180,021
Ocugen, Inc.*	122,300	104,334
Organogenesis Holdings, Inc.*	31,700	67,521
Outlook Therapeutics, Inc.(x)*	5,000	5,450
Pardes Biosciences, Inc.*	1,900	2,508
PDL BioPharma, Inc.(r)(x)*	73,900	29,896
PepGen, Inc.*	800	9,784
PMV Pharmaceuticals, Inc.*	18,000	85,860
Point Biopharma Global, Inc.(x)*	22,900	166,483
Praxis Precision Medicines, Inc.(x)*	10,300	8,333
Precigen, Inc.(x)*	41,700	44,202
Prometheus Biosciences, Inc.*	13,400	1,438,088
Protagonist Therapeutics, Inc.*	20,800	478,400
Prothena Corp. plc*	13,600	659,192
PTC Therapeutics, Inc.*	30,800	1,491,952
Rallybio Corp.(x)*	700	3,997
RAPT Therapeutics, Inc.(x)*	9,200	168,820
Recursion Pharmaceuticals, Inc., Class A*	43,815	292,246
REGENXBIO, Inc.*	18,700	353,617
Relay Therapeutics, Inc.*	37,500	617,625
Replimune Group, Inc.*	15,600	275,496
REVOLUTION Medicines, Inc.*	29,000	628,140
Rigel Pharmaceuticals, Inc.*	71,700	94,644
Rocket Pharmaceuticals, Inc.*	15,900	272,367
Sage Therapeutics, Inc.*	19,000	797,240
Sana Biotechnology, Inc.(x)*	33,400	109,218
Sangamo Therapeutics, Inc.*	47,800	84,128
Sarepta Therapeutics, Inc.*	71,556	9,862,563
Seres Therapeutics, Inc.*	33,500	189,945
SpringWorks Therapeutics, Inc.(x)*	10,600	272,844
Stoke Therapeutics, Inc.*	10,900	90,797
Sutro Biopharma, Inc.*	13,600	62,832
Syndax Pharmaceuticals, Inc.*	18,800	397,056
Talaris Therapeutics, Inc.*	5,500	10,340
Tango Therapeutics, Inc.(x)*	2,500	9,875
Tenaya Therapeutics, Inc.(x)*	1,500	4,275
TG Therapeutics, Inc.(x)*	54,400	818,176
Travere Therapeutics, Inc.*	24,000	539,760
Twist Bioscience Corp.*	20,373	307,225
Tyra Biosciences, Inc.(x)*	600	9,642
Ultragenyx Pharmaceutical, Inc.*	112,450	4,509,245
Vanda Pharmaceuticals, Inc.*	21,603	146,684
Vaxart, Inc.(x)*	73,800	55,844
Vaxcyte, Inc.*	26,200	981,976
VBI Vaccines, Inc.(x)*	6,400	1,939
Vera Therapeutics, Inc.(x)*	1,100	8,536
Veracyte, Inc.*	28,100	626,630
Vericel Corp.*	20,300	595,196
Verve Therapeutics, Inc.(x)*	13,700	197,554
Vir Biotechnology, Inc.*	211,795	4,928,470
Viridian Therapeutics, Inc.(x)*	14,600	371,424
VistaGen Therapeutics, Inc.(x)*	40,900	5,100
Xencor, Inc.*	27,600	769,764
Y-mAbs Therapeutics, Inc.*	24,500	122,745
Zentalis Pharmaceuticals, Inc.*	13,510	232,372

		120,677,072

Health Care Equipment & Supplies (5.3%)
Alphatec Holdings, Inc.*	24,600	383,760
AngioDynamics, Inc.*	14,600	150,964
Artivion, Inc.*	16,300	213,530
AtriCure, Inc.*	260,231	10,786,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Atrion Corp.	700	$439,537
Avanos Medical, Inc.*	25,500	758,370
Axogen, Inc.*	15,700	148,365
Axonics, Inc.*	17,700	965,712
Bioventus, Inc., Class A(x)*	23,707	25,366
Butterfly Network, Inc.(x)*	58,100	109,228
Cardiovascular Systems, Inc.*	19,100	379,326
Cerus Corp.*	72,400	215,028
CONMED Corp.	10,881	1,130,101
Cue Health, Inc.*	14,000	25,480
Cutera, Inc.*	6,600	155,892
Embecta Corp.	20,900	587,708
Figs, Inc., Class A*	46,400	287,216
Glaukos Corp.*	21,076	1,055,908
Haemonetics Corp.*	20,200	1,671,550
Heska Corp.*	3,300	322,146
Inari Medical, Inc.*	165,437	10,214,080
Inogen, Inc.*	9,200	114,816
Inspire Medical Systems, Inc.*	10,900	2,551,363
Insulet Corp.*	29,997	9,567,843
Integer Holdings Corp.*	15,100	1,170,250
iRadimed Corp.	5,000	196,750
iRhythm Technologies, Inc.*	89,929	11,153,894
Lantheus Holdings, Inc.*	222,857	18,399,074
LeMaitre Vascular, Inc.	7,200	370,584
LivaNova plc*	20,032	872,995
Merit Medical Systems, Inc.*	20,575	1,521,521
Mesa Laboratories, Inc.	2,300	401,879
Nano-X Imaging Ltd.(x)*	7,800	45,006
Neogen Corp.*	84,112	1,557,754
Nevro Corp.*	14,200	513,330
NuVasive, Inc.*	21,400	884,034
Omnicell, Inc.*	18,100	1,061,927
OraSure Technologies, Inc.*	29,400	177,870
Orthofix Medical, Inc.*	17,685	296,224
OrthoPediatrics Corp.*	5,500	243,595
Outset Medical, Inc.*	18,300	336,720
Paragon 28, Inc.*	16,800	286,776
PROCEPT BioRobotics Corp.*	9,300	264,120
Pulmonx Corp.*	20,300	226,954
RxSight, Inc.*	700	11,676
Senseonics Holdings, Inc.(x)*	166,300	118,073
Shockwave Medical, Inc.*	13,556	2,939,347
SI-BONE, Inc.*	11,700	230,139
Sight Sciences, Inc.*	3,000	26,220
Silk Road Medical, Inc.*	202,323	7,916,899
STAAR Surgical Co.*	19,100	1,221,445
Surmodics, Inc.*	4,900	111,622
Tactile Systems Technology, Inc.*	10,200	167,484
TransMedics Group, Inc.*	11,900	901,187
Treace Medical Concepts, Inc.*	20,100	506,319
UFP Technologies, Inc.*	2,700	350,568
Utah Medical Products, Inc.	1,600	151,632
Varex Imaging Corp.*	11,400	207,366
Vicarious Surgical, Inc.(x)*	1,800	4,086
ViewRay, Inc.*	39,500	136,670
Zimvie, Inc.*	4,400	31,812
Zynex, Inc.(x)*	2,200	26,400

		97,300,066

Health Care Providers & Services (1.6%)
23andMe Holding Co.(x)*	100,400	228,912
Accolade, Inc.*	20,192	290,361
AdaptHealth Corp.*	32,575	404,907
Addus HomeCare Corp.*	6,900	736,644
Agiliti, Inc.(x)*	9,300	148,614
AirSculpt Technologies, Inc.(x)	2,400	12,096
Alignment Healthcare, Inc.*	29,700	188,892
AMN Healthcare Services, Inc.*	16,300	1,352,248
Apollo Medical Holdings, Inc.*	14,500	528,815
ATI Physical Therapy, Inc.(x)*	7,000	1,779
Aveanna Healthcare Holdings, Inc.(x)*	13,800	14,352
Brookdale Senior Living, Inc.*	71,500	210,925
Cano Health, Inc.*	188,500	171,535
CareMax, Inc.(x)*	6,200	16,554
Castle Biosciences, Inc.*	8,500	193,120
Clover Health Investments Corp.(x)*	138,900	117,384
Community Health Systems, Inc.*	81,700	400,330
CorVel Corp.*	3,500	665,980
Cross Country Healthcare, Inc.*	14,700	328,104
DocGo, Inc.*	24,700	213,655
Ensign Group, Inc. (The)	21,500	2,054,110
Fulgent Genetics, Inc.*	6,200	193,564
GeneDx Holdings Corp.(x)*	47,500	17,338
Guardant Health, Inc.*	295,459	6,925,559
HealthEquity, Inc.*	32,800	1,925,688
Hims & Hers Health, Inc.*	48,800	484,096
Innovage Holding Corp.(x)*	3,900	31,122
Invitae Corp.(x)*	80,200	108,270
Joint Corp. (The)*	7,600	127,908
LifeStance Health Group, Inc.(x)*	34,000	252,620
ModivCare, Inc.*	4,900	411,992
National HealthCare Corp.	6,100	354,227
National Research Corp.	4,700	204,497
NeoGenomics, Inc.*	43,800	762,558
Oncology Institute, Inc. (The)(x)*	1,700	1,152
OPKO Health, Inc.(x)*	204,200	298,132
Option Care Health, Inc.*	57,850	1,837,895
Owens & Minor, Inc.*	32,050	466,328
P3 Health Partners, Inc.(x)*	600	636
Patterson Cos., Inc.	38,700	1,035,999
Pediatrix Medical Group, Inc.*	30,200	450,282
Pennant Group, Inc. (The)*	11,300	161,364
PetIQ, Inc.*	13,600	155,584
Privia Health Group, Inc.*	15,700	433,477
Progyny, Inc.*	29,100	934,692
R1 RCM, Inc.*	47,200	708,000
RadNet, Inc.*	18,500	463,055
Select Medical Holdings Corp.	39,319	1,016,396
Surgery Partners, Inc.*	19,300	665,271
US Physical Therapy, Inc.	6,200	607,042

		29,314,061

Health Care Technology (0.3%)
American Well Corp., Class A*	77,900	183,844
Babylon Holdings Ltd., Class A(x)*	467	2,377
Computer Programs and Systems, Inc.*	6,500	196,300
Evolent Health, Inc., Class A*	27,900	905,355
Health Catalyst, Inc.*	19,400	226,398
HealthStream, Inc.*	8,300	224,930
Multiplan Corp.*	146,700	155,502
NextGen Healthcare, Inc.*	23,900	416,099
Nutex Health, Inc.(x)*	93,400	94,334
OptimizeRx Corp.*	8,800	128,744
Pear Therapeutics, Inc.(x)*	1,800	459
Phreesia, Inc.*	18,900	610,281
Schrodinger, Inc.*	18,110	476,836
Sharecare, Inc.*	56,700	80,514
Simulations Plus, Inc.	6,300	276,822
Veradigm, Inc.*	46,800	610,740

		4,589,535

Life Sciences Tools & Services (1.5%)
AbCellera Biologics, Inc.(x)*	75,400	568,516
Adaptive Biotechnologies Corp.*	40,600	358,498
Akoya Biosciences, Inc.*	2,900	23,722
Alpha Teknova, Inc.*	900	2,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BioLife Solutions, Inc.*	12,300	$267,525
Bionano Genomics, Inc.(x)*	112,600	124,986
Codexis, Inc.*	31,700	131,238
CryoPort, Inc.(x)*	16,700	400,800
Cytek Biosciences, Inc.*	37,342	343,173
ICON plc*	41,361	8,834,296
Inotiv, Inc.(x)*	2,500	10,825
MaxCyte, Inc.*	6,700	33,165
Medpace Holdings, Inc.*	9,800	1,842,890
NanoString Technologies, Inc.*	35,300	349,470
Nautilus Biotechnology, Inc.*	1,400	3,878
OmniAb, Inc.(r)(x)*	2,483	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	32,094	118,106
Pacific Biosciences of California, Inc.*	81,700	946,086
PhenomeX, Inc.*	34,000	39,440
Quanterix Corp.*	16,600	187,082
Quantum-Si, Inc.*	6,500	11,440
Repligen Corp.*	75,026	12,631,378
Science 37 Holdings, Inc.*	2,700	760
Seer, Inc.*	19,700	76,042
Singular Genomics Systems, Inc.(x)*	1,700	2,057
SomaLogic, Inc.(x)*	65,600	167,280

		27,475,317

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	19,100	154,519
Amneal Pharmaceuticals, Inc.*	30,400	42,256
Amphastar Pharmaceuticals, Inc.*	16,400	615,000
Amylyx Pharmaceuticals, Inc.*	19,400	569,196
AN2 Therapeutics, Inc.*	400	3,948
ANI Pharmaceuticals, Inc.*	6,100	242,292
Arvinas, Inc.*	17,500	478,100
Atea Pharmaceuticals, Inc.*	31,100	104,185
Athira Pharma, Inc.*	27,600	69,000
Axsome Therapeutics, Inc.(x)*	12,500	771,000
Cara Therapeutics, Inc.*	16,000	78,560
Cassava Sciences, Inc.(x)*	14,600	352,152
Collegium Pharmaceutical, Inc.*	10,700	256,693
Corcept Therapeutics, Inc.(x)*	40,500	877,230
DICE Therapeutics, Inc.(x)*	13,600	389,640
Edgewise Therapeutics, Inc.(x)*	4,500	30,015
Esperion Therapeutics, Inc.*	24,100	38,319
Evolus, Inc.*	18,700	158,202
EyePoint Pharmaceuticals, Inc.(x)*	1,000	2,940
Fulcrum Therapeutics, Inc.*	13,400	38,190
Harmony Biosciences Holdings, Inc.(x)*	8,600	280,790
Innoviva, Inc.*	20,000	225,000
Intra-Cellular Therapies, Inc.*	162,335	8,790,440
Ligand Pharmaceuticals, Inc.*	6,550	481,818
Liquidia Corp.*	5,500	38,005
Nektar Therapeutics*	66,100	46,462
NGM Biopharmaceuticals, Inc.*	34,400	140,352
Nuvation Bio, Inc.*	67,829	112,596
Ocular Therapeutix, Inc.*	38,100	200,787
Pacira BioSciences, Inc.*	16,500	673,365
Phathom Pharmaceuticals, Inc.(x)*	2,900	20,706
Phibro Animal Health Corp., Class A	8,900	136,348
Prestige Consumer Healthcare, Inc.*	22,700	1,421,701
Provention Bio, Inc.*	33,500	807,350
Reata Pharmaceuticals, Inc., Class A*	11,000	1,000,120
Relmada Therapeutics, Inc.*	18,900	42,714
Revance Therapeutics, Inc.*	159,730	5,144,903
Scilex Holding Co.(r)(x)*	15,285	106,537
SIGA Technologies, Inc.	28,900	166,175
Supernus Pharmaceuticals, Inc.*	24,500	887,635
Tarsus Pharmaceuticals, Inc.*	1,600	20,112
Theravance Biopharma, Inc.*	23,300	252,805
Theseus Pharmaceuticals, Inc.*	1,500	13,320
Ventyx Biosciences, Inc.(x)*	10,700	358,450
Xeris Biopharma Holdings, Inc.(x)*	8,500	13,855

		26,653,783

Total Health Care		306,009,834

Industrials (20.3%)
Aerospace & Defense (3.5%)
AAR Corp.*	17,100	932,805
Aerojet Rocketdyne Holdings, Inc.*	34,400	1,932,248
AeroVironment, Inc.*	10,000	916,600
AerSale Corp.*	400	6,888
Astronics Corp.*	1,100	14,696
Axon Enterprise, Inc.*	81,455	18,315,157
Curtiss-Wright Corp.	69,061	12,172,692
Ducommun, Inc.*	500	27,355
Hexcel Corp.	164,269	11,211,359
Howmet Aerospace, Inc.	311,282	13,189,018
Kaman Corp.	12,800	292,608
Kratos Defense & Security Solutions, Inc.*	59,500	802,060
Maxar Technologies, Inc.	28,100	1,434,786
Momentus, Inc.(x)*	2,600	1,521
Moog, Inc., Class A	10,800	1,088,100
National Presto Industries, Inc.	200	14,418
Park Aerospace Corp.	600	8,070
Parsons Corp.*	13,100	586,094
Redwire Corp.(x)*	1,400	4,242
Rocket Lab USA, Inc.(x)*	77,600	313,504
Terran Orbital Corp.(x)*	17,700	32,568
Triumph Group, Inc.*	15,500	179,645
V2X, Inc.*	300	11,916
Virgin Galactic Holdings, Inc.(x)*	83,100	336,555

		63,824,905

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	576,991
Forward Air Corp.	12,200	1,314,672
Hub Group, Inc., Class A*	15,000	1,259,100
Radiant Logistics, Inc.*	200	1,312

		3,152,075

Building Products (2.0%)
AAON, Inc.	19,315	1,867,568
American Woodmark Corp.*	7,200	374,904
Apogee Enterprises, Inc.	12,300	531,975
Armstrong World Industries, Inc.	113,802	8,107,255
AZZ, Inc.	13,300	548,492
Caesarstone Ltd.(x)	400	1,652
Carlisle Cos., Inc.	59,288	13,403,238
CSW Industrials, Inc.	6,700	930,831
Gibraltar Industries, Inc.*	13,000	630,500
Griffon Corp.	23,400	749,034
Janus International Group, Inc.*	29,700	292,842
JELD-WEN Holding, Inc.*	31,717	401,537
Masonite International Corp.*	10,800	980,316
PGT Innovations, Inc.*	22,700	569,997
Quanex Building Products Corp.	12,100	260,513
Resideo Technologies, Inc.*	61,700	1,127,876
Simpson Manufacturing Co., Inc.	17,900	1,962,556
UFP Industries, Inc.	22,564	1,793,161
View, Inc.(x)*	26,500	13,250
Zurn Elkay Water Solutions Corp.	51,600	1,102,176

		35,649,673

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	28,300	1,271,802
ACCO Brands Corp.	17,300	92,036
ACV Auctions, Inc., Class A*	41,000	529,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aris Water Solutions, Inc., Class A(x)	4,000	$31,160
Brady Corp., Class A	18,000	967,140
BrightView Holdings, Inc.*	2,000	11,240
Brink’s Co. (The)	18,016	1,203,469
Casella Waste Systems, Inc., Class A*	18,437	1,524,002
Cimpress plc*	6,700	293,594
CoreCivic, Inc. (REIT)*	53,500	492,200
Deluxe Corp.	16,600	265,600
Driven Brands Holdings, Inc.*	491,861	14,908,307
Ennis, Inc.	900	18,981
GEO Group, Inc. (The)(x)*	46,000	362,940
Harsco Corp.*	37,100	253,393
Healthcare Services Group, Inc.	34,500	478,515
Heritage-Crystal Clean, Inc.*	400	14,244
HNI Corp.	22,100	615,264
Interface, Inc.	18,700	151,844
KAR Auction Services, Inc.*	45,284	619,485
Li-Cycle Holdings Corp.(x)*	48,100	270,803
Matthews International Corp., Class A	17,344	625,425
MillerKnoll, Inc.	29,440	602,048
Montrose Environmental Group, Inc.*	9,200	328,164
Pitney Bowes, Inc.	88,500	344,265
SP Plus Corp.*	7,700	264,033
Steelcase, Inc., Class A	38,000	319,960
Tetra Tech, Inc.	106,590	15,659,137
UniFirst Corp.	5,700	1,004,511
Viad Corp.*	5,000	104,200
VSE Corp.	400	17,960

		43,645,032

Construction & Engineering (0.8%)
Ameresco, Inc., Class A*	14,800	728,456
API Group Corp.*	77,700	1,746,696
Arcosa, Inc.	22,600	1,426,286
Argan, Inc.	600	24,282
Comfort Systems USA, Inc.	15,700	2,291,572
Concrete Pumping Holdings, Inc.*	3,000	20,400
Construction Partners, Inc., Class A*	15,500	417,570
Dycom Industries, Inc.*	11,300	1,058,245
EMCOR Group, Inc.	19,974	3,247,573
Fluor Corp.*	54,700	1,690,777
Granite Construction, Inc.	21,421	879,975
Great Lakes Dredge & Dock Corp.*	24,300	131,949
IES Holdings, Inc.*	300	12,927
MYR Group, Inc.*	5,600	705,656
Northwest Pipe Co.*	400	12,492
Primoris Services Corp.	22,900	564,714
Sterling Infrastructure, Inc.*	11,400	431,832
Tutor Perini Corp.*	1,300	8,021

		15,399,423

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	600	23,190
Array Technologies, Inc.*	58,600	1,282,168
Atkore, Inc.*	17,800	2,500,544
Babcock & Wilcox Enterprises, Inc.*	4,400	26,664
Blink Charging Co.(x)*	1,900	16,435
Bloom Energy Corp., Class A(x)*	68,400	1,363,212
Encore Wire Corp.	8,000	1,482,640
EnerSys	17,600	1,529,088
Enovix Corp.(x)*	39,600	590,436
Fluence Energy, Inc.(x)*	25,900	524,475
FTC Solar, Inc.*	13,400	30,150
FuelCell Energy, Inc.(x)*	133,800	381,330
GrafTech International Ltd.	68,300	331,938
Heliogen, Inc.(x)*	12,200	2,931
NEXTracker, Inc., Class A(x)*	11,882	430,841
NuScale Power Corp.(x)*	14,600	132,714
Powell Industries, Inc.	500	21,295
Preformed Line Products Co.	200	25,608
Shoals Technologies Group, Inc., Class A*	525,808	11,983,164
Stem, Inc.(x)*	56,048	317,792
SunPower Corp.(x)*	38,800	536,992
TPI Composites, Inc.*	6,000	78,300
Vicor Corp.*	7,600	356,744

		23,968,651

Ground Transportation (1.9%)
ArcBest Corp.	9,485	876,604
Covenant Logistics Group, Inc.	700	24,794
Daseke, Inc.*	1,000	7,730
Heartland Express, Inc.	18,000	286,560
Marten Transport Ltd.	26,949	564,582
PAM Transportation Services, Inc.*	400	11,452
Saia, Inc.*	65,527	17,828,586
TFI International, Inc.	110,157	13,140,628
TuSimple Holdings, Inc., Class A*	86,900	127,743
Universal Logistics Holdings, Inc.	600	17,490
Werner Enterprises, Inc.	22,747	1,034,761

		33,920,930

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	2,200	43,604

Machinery (4.4%)
3D Systems Corp.*	56,000	600,320
Alamo Group, Inc.	5,100	939,216
Albany International Corp., Class A	13,400	1,197,424
Astec Industries, Inc.	11,400	470,250
Barnes Group, Inc.	17,742	714,648
Berkshire Grey, Inc.(x)*	5,500	7,590
Chart Industries, Inc.*	16,400	2,056,560
CIRCOR International, Inc.*	800	24,896
Columbus McKinnon Corp.	9,300	345,588
Desktop Metal, Inc., Class A(x)*	59,400	136,620
Douglas Dynamics, Inc.	7,700	245,553
Energy Recovery, Inc.*	29,800	686,890
Enerpac Tool Group Corp.	31,200	795,600
EnPro Industries, Inc.	9,700	1,007,733
ESCO Technologies, Inc.	9,584	914,793
Evoqua Water Technologies Corp.*	44,027	2,189,022
Fathom Digital Manufacturing C(x)*	800	435
Federal Signal Corp.	27,900	1,512,459
Franklin Electric Co., Inc.	17,500	1,646,750
Gorman-Rupp Co. (The)	8,100	202,500
Greenbrier Cos., Inc. (The)	11,947	384,335
Helios Technologies, Inc.	12,000	784,800
Hillenbrand, Inc.	27,341	1,299,518
Hillman Solutions Corp.*	49,000	412,580
Hydrofarm Holdings Group, Inc.(x)*	24,800	42,904
Hyliion Holdings Corp.*	30,000	59,400
Hyster-Yale Materials Handling, Inc.	200	9,978
Hyzon Motors, Inc.(x)*	22,200	18,095
IDEX Corp.	36,860	8,515,766
Ingersoll Rand, Inc.	205,520	11,957,154
ITT, Inc.	133,607	11,530,284
John Bean Technologies Corp.	12,500	1,366,125
Kadant, Inc.	4,316	899,972
Kennametal, Inc.	31,600	871,528
Lindsay Corp.	5,100	770,763
Luxfer Holdings plc	800	13,520
Manitowoc Co., Inc. (The)*	1,800	30,762
Microvast Holdings, Inc.*	67,600	83,824
Middleby Corp. (The)*	72,630	10,648,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Miller Industries, Inc.	300	$10,605
Mueller Industries, Inc.	23,900	1,756,172
Mueller Water Products, Inc., Class A	75,800	1,056,652
Nikola Corp.(x)*	106,300	128,623
Omega Flex, Inc.	200	22,288
Proterra, Inc.(x)*	80,500	122,360
Proto Labs, Inc.*	13,100	434,265
RBC Bearings, Inc.*	11,800	2,746,214
REV Group, Inc.	200	2,398
Shyft Group, Inc. (The)	13,300	302,575
SPX Technologies, Inc.*	16,100	1,136,338
Standex International Corp.	6,600	808,104
Tennant Co.	9,200	630,476
Terex Corp.	29,400	1,422,372
Titan International, Inc.*	18,600	194,928
Trinity Industries, Inc.	34,700	845,292
Velo3D, Inc.(x)*	13,000	29,510
Wabash National Corp.	19,000	467,210
Watts Water Technologies, Inc., Class A	10,892	1,833,341
Xos, Inc.(x)*	3,000	1,575

		79,345,737

Marine Transportation (0.1%)
Costamare, Inc.	13,800	129,858
Eagle Bulk Shipping, Inc.(x)	4,900	222,950
Eneti, Inc.	2,900	27,115
Genco Shipping & Trading Ltd.	5,200	81,432
Golden Ocean Group Ltd.(x)	44,700	425,544
Matson, Inc.	17,500	1,044,225
Safe Bulkers, Inc.	1,600	5,904

		1,937,028

Passenger Airlines (0.1%)
Allegiant Travel Co.*	6,490	596,950
Frontier Group Holdings, Inc.(x)*	15,900	156,456
Hawaiian Holdings, Inc.*	15,300	140,148
Joby Aviation, Inc.(x)*	91,400	396,676
SkyWest, Inc.*	23,800	527,646
Spirit Airlines, Inc.	43,100	740,027
Sun Country Airlines Holdings, Inc.*	9,300	190,650
Wheels Up Experience, Inc.(x)*	15,000	9,492

		2,758,045

Professional Services (2.0%)
Alight, Inc., Class A*	123,600	1,138,356
ASGN, Inc.*	19,073	1,576,765
CBIZ, Inc.*	18,366	908,933
Conduent, Inc.*	59,900	205,457
CRA International, Inc.	2,700	291,114
CSG Systems International, Inc.	12,052	647,192
ExlService Holdings, Inc.*	12,600	2,039,058
Exponent, Inc.	21,500	2,143,335
First Advantage Corp.*	21,200	295,952
Forrester Research, Inc.*	500	16,175
FTI Consulting, Inc.*	80,788	15,943,512
Heidrick & Struggles International, Inc.	6,500	197,340
HireRight Holdings Corp.*	6,400	67,904
Huron Consulting Group, Inc.*	7,669	616,358
IBEX Holdings Ltd.*	400	9,760
ICF International, Inc.	8,000	877,600
Insperity, Inc.	14,700	1,786,785
Kelly Services, Inc., Class A	11,600	192,444
Kforce, Inc.	9,700	613,428
Korn Ferry	21,400	1,107,236
Legalzoom.com, Inc.*	35,700	334,866
Maximus, Inc.	22,983	1,808,762
NV5 Global, Inc.*	5,000	519,850
Planet Labs PBC*	56,600	222,438
Red Violet, Inc.*	400	7,040
Skillsoft Corp.(x)*	4,200	8,400
Spire Global, Inc.(x)*	4,400	2,939
Sterling Check Corp.*	7,900	88,085
TriNet Group, Inc.*	13,600	1,096,296
TrueBlue, Inc.*	13,900	247,420
TTEC Holdings, Inc.	9,300	346,239
Upwork, Inc.*	46,700	528,644
Verra Mobility Corp.*	58,600	991,512
Willdan Group, Inc.*	600	9,372

		36,886,567

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	600	9,510
Applied Industrial Technologies, Inc.	14,900	2,117,737
Beacon Roofing Supply, Inc.*	23,900	1,406,515
Boise Cascade Co.	17,900	1,132,175
Custom Truck One Source, Inc.(x)*	13,300	90,307
Distribution Solutions Group, Inc.*	600	27,276
DXP Enterprises, Inc.*	700	18,844
GATX Corp.	13,700	1,507,274
Global Industrial Co.	1,300	34,892
GMS, Inc.*	18,200	1,053,598
H&E Equipment Services, Inc.	15,100	667,873
Herc Holdings, Inc.	9,600	1,093,440
Hudson Technologies, Inc.*	1,000	8,730
Karat Packaging, Inc.	200	2,666
McGrath RentCorp	10,300	961,093
MRC Global, Inc.*	30,200	293,544
NOW, Inc.*	37,300	415,895
Rush Enterprises, Inc., Class A	19,950	1,089,270
Rush Enterprises, Inc., Class B	200	11,978
SiteOne Landscape Supply, Inc.*	96,565	13,216,851
Textainer Group Holdings Ltd.	24,200	777,062
Titan Machinery, Inc.*	7,800	237,510
Triton International Ltd.	25,012	1,581,259
Veritiv Corp.	6,200	837,868
Xometry, Inc., Class A(x)*	13,100	196,107

		28,789,274

Total Industrials		369,320,944

Information Technology (18.9%)
Communications Equipment (1.0%)
ADTRAN Holdings, Inc.	26,000	412,360
Aviat Networks, Inc.*	800	27,568
Calix, Inc.*	25,500	1,366,545
Cambium Networks Corp.*	1,700	30,124
Casa Systems, Inc.*	1,700	2,159
Ciena Corp.*	195,728	10,279,635
Clearfield, Inc.*	4,200	195,636
CommScope Holding Co., Inc.*	74,700	475,839
Comtech Telecommunications Corp.	1,200	14,976
Digi International, Inc.*	12,400	417,632
DZS, Inc.*	2,800	22,092
Extreme Networks, Inc.*	55,900	1,068,808
Harmonic, Inc.*	35,400	516,486
Infinera Corp.*	75,000	582,000
NETGEAR, Inc.*	12,900	238,779
NetScout Systems, Inc.*	32,000	916,800
Ondas Holdings, Inc.(x)*	2,500	2,700
Ribbon Communications, Inc.*	9,800	33,516
Viavi Solutions, Inc.*	99,800	1,080,834

		17,684,489

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.*	8,100	69,660
Advanced Energy Industries, Inc.	15,800	1,548,400
Aeva Technologies, Inc.(x)*	33,300	39,627
AEye, Inc.(x)*	5,100	1,606
Akoustis Technologies, Inc.(x)*	4,400	13,552
Arlo Technologies, Inc.*	20,700	125,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Badger Meter, Inc.	11,600	$1,413,112
Belden, Inc.	16,578	1,438,473
Benchmark Electronics, Inc.	13,189	312,447
Cepton, Inc.*	2,600	1,207
CTS Corp.	11,962	591,641
ePlus, Inc.*	13,200	647,328
Evolv Technologies Holdings, Inc.*	17,400	54,288
Fabrinet*	14,800	1,757,648
FARO Technologies, Inc.*	7,695	189,374
Focus Universal, Inc.(x)*	3,450	8,625
Identiv, Inc.*	1,900	11,666
Insight Enterprises, Inc.*	12,925	1,847,758
Itron, Inc.*	20,000	1,109,000
Kimball Electronics, Inc.*	1,500	36,150
Knowles Corp.*	33,000	561,000
Lightwave Logic, Inc.(x)*	40,700	212,861
Littelfuse, Inc.	47,437	12,717,385
Methode Electronics, Inc.	18,800	824,944
MicroVision, Inc.(x)*	45,300	120,951
Mirion Technologies, Inc.*	49,900	426,146
Napco Security Technologies, Inc.*	10,900	409,622
nLight, Inc.*	17,900	182,222
Novanta, Inc.*	107,383	17,083,562
OSI Systems, Inc.*	7,700	788,172
Ouster, Inc.(x)*	44,039	36,847
PAR Technology Corp.*	8,700	295,452
PC Connection, Inc.	1,800	80,928
Plexus Corp.*	9,995	975,212
Rogers Corp.*	7,200	1,176,696
Sanmina Corp.*	23,500	1,433,265
ScanSource, Inc.*	9,400	286,136
SmartRent, Inc.(x)*	39,000	99,450
TTM Technologies, Inc.*	53,300	719,017
Vishay Intertechnology, Inc.	61,200	1,384,344
Vishay Precision Group, Inc.*	500	20,880

		51,052,096

IT Services (0.6%)
BigCommerce Holdings, Inc.*	21,200	189,528
Brightcove, Inc.*	8,300	36,935
Cerberus Cyber Sentinel Corp.(x)*	10,800	3,650
Cyxtera Technologies, Inc.(x)*	20,000	6,108
DigitalOcean Holdings, Inc.(x)*	204,326	8,003,450
Edgio, Inc.*	12,500	9,889
Fastly, Inc., Class A*	40,600	721,056
Grid Dynamics Holdings, Inc.*	12,100	138,666
Hackett Group, Inc. (The)	4,000	73,920
Information Services Group, Inc.	1,500	7,635
Perficient, Inc.*	13,900	1,003,441
PFSweb, Inc.	700	2,968
Rackspace Technology, Inc.*	41,600	78,208
Squarespace, Inc., Class A*	12,100	384,417
Tucows, Inc., Class A*	1,500	29,175
Unisys Corp.*	37,200	144,336

		10,833,382

Semiconductors & Semiconductor Equipment (4.8%)
ACM Research, Inc., Class A*	23,400	273,780
Alpha & Omega Semiconductor Ltd.*	8,200	220,990
Ambarella, Inc.*	13,900	1,076,138
Amkor Technology, Inc.	39,500	1,027,790
Atomera, Inc.(x)*	1,800	11,466
Axcelis Technologies, Inc.*	14,600	1,945,450
AXT, Inc.*	2,900	11,542
CEVA, Inc.*	7,800	237,354
Cohu, Inc.*	23,577	905,121
Credo Technology Group Holding Ltd.*	35,434	333,788
Diodes, Inc.*	17,300	1,604,748
FormFactor, Inc.*	29,140	928,109
Ichor Holdings Ltd.*	10,300	337,222
Impinj, Inc.*	7,700	1,043,504
indie Semiconductor, Inc., Class A(x)*	59,500	627,725
Kulicke & Soffa Industries, Inc.	24,500	1,290,905
Lattice Semiconductor Corp.*	191,589	18,296,750
MACOM Technology Solutions Holdings, Inc.*	186,828	13,234,896
MaxLinear, Inc.*	27,656	973,768
Monolithic Power Systems, Inc.	14,686	7,350,930
ON Semiconductor Corp.*	69,136	5,691,276
Onto Innovation, Inc.*	21,075	1,852,071
PDF Solutions, Inc.*	11,600	491,840
Photronics, Inc.*	18,400	305,072
Power Integrations, Inc.	24,200	2,048,288
Rambus, Inc.*	40,648	2,083,616
Rigetti Computing, Inc.*	17,800	12,877
Semtech Corp.*	26,900	649,366
Silicon Laboratories, Inc.*	13,264	2,322,394
SiTime Corp.*	6,100	867,603
SkyWater Technology, Inc.(x)*	2,500	28,450
SMART Global Holdings, Inc.*	31,100	536,164
Synaptics, Inc.*	14,902	1,656,357
Transphorm, Inc.*	600	2,394
Ultra Clean Holdings, Inc.*	18,200	603,512
Universal Display Corp.	108,010	16,755,591
Veeco Instruments, Inc.*	17,049	360,245

		87,999,092

Software (9.5%)
8x8, Inc.*	37,600	156,792
A10 Networks, Inc.	23,000	356,270
ACI Worldwide, Inc.*	49,081	1,324,205
Adeia, Inc.	39,331	348,473
Agilysys, Inc.*	10,650	878,731
Alarm.com Holdings, Inc.*	17,719	890,911
Alkami Technology, Inc.*	8,900	112,674
Altair Engineering, Inc., Class A(x)*	19,500	1,406,145
American Software, Inc., Class A	10,500	132,405
Amplitude, Inc., Class A*	20,400	253,776
Appfolio, Inc., Class A*	7,900	983,392
Appian Corp., Class A*	16,800	745,584
Arteris, Inc.*	900	3,807
Asana, Inc., Class A*	29,600	625,448
AvePoint, Inc.(x)*	22,400	92,288
Blackbaud, Inc.*	20,300	1,406,790
Blackline, Inc.*	20,900	1,403,435
Blend Labs, Inc., Class A(x)*	54,600	54,393
Box, Inc., Class A*	54,400	1,457,376
C3.ai, Inc., Class A(x)*	25,100	842,607
Cerence, Inc.*	15,100	424,159
Cipher Mining, Inc.(x)*	5,300	12,349
Cleanspark, Inc.(x)*	33,600	93,408
Clear Secure, Inc., Class A	22,700	594,059
CommVault Systems, Inc.*	16,300	924,862
Consensus Cloud Solutions, Inc.*	5,600	190,904
Couchbase, Inc.*	6,900	97,014
CS Disco, Inc.*	11,300	75,032
Cvent Holding Corp.*	25,200	210,672
Digimarc Corp.(x)*	1,600	31,440
Digital Turbine, Inc.*	37,600	464,736
Domo, Inc., Class B*	17,100	242,649
Dynatrace, Inc.*	328,941	13,914,204
E2open Parent Holdings, Inc.*	62,700	364,914
Ebix, Inc.	7,100	93,649
eGain Corp.*	700	5,313
Enfusion, Inc., Class A*	9,300	97,650
EngageSmart, Inc.*	12,700	244,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Envestnet, Inc.*	21,900	$1,284,873
Everbridge, Inc.*	14,400	499,248
EverCommerce, Inc.(x)*	13,200	139,656
Fair Isaac Corp.*	24,056	16,903,911
Five9, Inc.*	176,929	12,790,197
ForgeRock, Inc., Class A(x)*	19,900	409,940
Freshworks, Inc., Class A*	637,092	9,785,733
Greenidge Generation Holdings, Inc.(x)*	5,200	2,350
HubSpot, Inc.*	32,187	13,800,176
Instructure Holdings, Inc.*	8,900	230,510
Intapp, Inc.*	3,000	134,520
InterDigital, Inc.	11,900	867,510
Kaleyra, Inc.(x)*	1,028	1,696
Latch, Inc.*	4,500	3,429
LivePerson, Inc.*	25,500	112,455
LiveRamp Holdings, Inc.*	24,757	542,921
LiveVox Holdings, Inc.(x)*	800	2,472
Manhattan Associates, Inc.*	108,456	16,794,412
Marathon Digital Holdings, Inc.(x)*	38,200	333,104
Matterport, Inc.(x)*	79,700	217,581
MeridianLink, Inc.(x)*	4,900	84,770
MicroStrategy, Inc., Class A(x)*	3,300	964,656
Mitek Systems, Inc.*	14,300	137,137
Model N, Inc.*	15,100	505,397
Momentive Global, Inc.*	59,400	553,608
Monday.com Ltd.(x)*	70,367	10,044,889
N-able, Inc.*	24,800	327,360
NextNav, Inc.*	2,400	4,872
Olo, Inc., Class A*	32,700	266,832
ON24, Inc.*	7,100	62,196
OneSpan, Inc.*	9,500	166,250
PagerDuty, Inc.*	32,300	1,129,854
Porch Group, Inc.(x)*	29,800	42,614
PowerSchool Holdings, Inc., Class A*	16,600	329,012
Progress Software Corp.	15,950	916,328
PROS Holdings, Inc.*	19,550	535,670
PTC, Inc.*	150,859	19,344,650
Q2 Holdings, Inc.*	22,500	553,950
Qualys, Inc.*	15,000	1,950,300
Rapid7, Inc.*	23,800	1,092,658
Rimini Street, Inc.*	10,500	43,260
Riot Platforms, Inc.(x)*	85,900	858,141
Sapiens International Corp. NV	7,600	165,072
SecureWorks Corp., Class A*	3,300	28,281
ShotSpotter, Inc.*	500	19,660
Smartsheet, Inc., Class A*	308,131	14,728,662
SolarWinds Corp.*	20,200	173,720
Sprout Social, Inc., Class A*	17,700	1,077,576
SPS Commerce, Inc.*	14,300	2,177,890
Sumo Logic, Inc.*	32,700	391,746
Telos Corp.*	26,300	66,539
Tenable Holdings, Inc.*	47,400	2,251,974
Upland Software, Inc.*	13,800	59,340
Varonis Systems, Inc.*	43,200	1,123,632
Verint Systems, Inc.*	23,121	861,026
Veritone, Inc.(x)*	2,600	15,158
Viant Technology, Inc., Class A*	700	3,045
Weave Communications, Inc.*	2,200	10,934
WM Technology, Inc.(x)*	12,700	10,785
Workiva, Inc.*	17,700	1,812,657
Xperi, Inc.*	17,532	191,625
Yext, Inc.*	56,900	546,809
Zeta Global Holdings Corp., Class A*	59,800	647,634
Zuora, Inc., Class A*	42,700	421,876

		173,113,730

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	13,500	431,730
CompoSecure, Inc.(x)*	700	5,152
Corsair Gaming, Inc.(x)*	14,500	266,075
Diebold Nixdorf, Inc.(x)*	31,800	38,160
Eastman Kodak Co.*	12,200	50,020
IonQ, Inc.(x)*	49,500	304,425
Super Micro Computer, Inc.*	16,800	1,790,040
Turtle Beach Corp.*	3,000	30,060
Xerox Holdings Corp.	41,600	640,640

		3,556,302

Total Information Technology		344,239,091

Materials (2.9%)
Chemicals (1.8%)
AdvanSix, Inc.	8,300	317,641
American Vanguard Corp.	3,600	78,768
Amyris, Inc.(x)*	65,300	88,808
Aspen Aerogels, Inc.*	7,200	53,640
Avient Corp.	36,084	1,485,217
Balchem Corp.	12,083	1,528,258
Cabot Corp.	22,500	1,724,400
Chase Corp.	2,000	209,460
Danimer Scientific, Inc.(x)*	40,100	138,345
Diversey Holdings Ltd.*	28,800	232,992
Ecovyst, Inc.*	29,600	327,080
FMC Corp.	110,161	13,453,963
FutureFuel Corp.	1,400	10,332
Hawkins, Inc.	7,200	315,216
HB Fuller Co.	21,800	1,492,210
Ingevity Corp.*	14,891	1,065,004
Innospec, Inc.	9,192	943,743
Intrepid Potash, Inc.*	700	19,320
Koppers Holdings, Inc.	800	27,976
Kronos Worldwide, Inc.	10,900	100,389
Livent Corp.*	69,100	1,500,852
LSB Industries, Inc.*	24,400	252,052
Mativ Holdings, Inc.	25,098	538,854
Minerals Technologies, Inc.	16,000	966,720
Origin Materials, Inc.*	8,900	38,003
Orion Engineered Carbons SA	27,600	720,084
Perimeter Solutions SA(x)*	44,400	358,752
PureCycle Technologies, Inc.(x)*	38,700	270,900
Quaker Chemical Corp.	5,500	1,088,725
Rayonier Advanced Materials, Inc.*	4,800	30,096
Sensient Technologies Corp.	17,700	1,355,112
Stepan Co.	8,200	844,846
Trinseo plc	16,300	339,855
Tronox Holdings plc	41,000	589,580
Valhi, Inc.	1,800	31,338

		32,538,531

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	53,439	1,522,477
United States Lime & Minerals, Inc.	100	15,269

		1,537,746

Containers & Packaging (0.2%)
Cryptyde, Inc.*	3,700	308
Greif, Inc., Class A	11,500	728,755
Greif, Inc., Class B	1,400	107,128
Myers Industries, Inc.	20,900	447,887
O-I Glass, Inc.*	56,700	1,287,657
Pactiv Evergreen, Inc.	10,000	80,000
Ranpak Holdings Corp.*	17,900	93,438
TriMas Corp.	21,100	587,846

		3,333,019

Metals & Mining (0.8%)
5E Advanced Materials, Inc.(x)*	1,500	8,130
Alpha Metallurgical Resources, Inc.	6,500	1,014,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arconic Corp.*	38,500	$1,009,855
ATI, Inc.*	45,200	1,783,592
Carpenter Technology Corp.	21,800	975,768
Century Aluminum Co.*	23,600	236,000
Coeur Mining, Inc.*	122,870	490,251
Commercial Metals Co.	45,005	2,200,745
Compass Minerals International, Inc.	12,817	439,495
Constellium SE*	49,200	751,776
Dakota Gold Corp.(x)*	2,000	7,240
Haynes International, Inc.	800	40,072
Hecla Mining Co.	219,421	1,388,935
Hycroft Mining Holding Corp.(x)*	5,800	2,508
Ivanhoe Electric, Inc.(x)*	1,000	12,150
Kaiser Aluminum Corp.	8,100	604,503
Materion Corp.	7,700	893,200
Novagold Resources, Inc.*	125,900	783,098
Olympic Steel, Inc.	400	20,884
Piedmont Lithium, Inc.(x)*	6,300	378,315
Ramaco Resources, Inc.	5,900	51,979
Ryerson Holding Corp.	4,100	149,158
Schnitzer Steel Industries, Inc., Class A	12,200	379,420
SunCoke Energy, Inc.	32,100	288,258
TimkenSteel Corp.*	17,200	315,448
Tredegar Corp.	1,100	10,043
Warrior Met Coal, Inc.	19,700	723,187
Worthington Industries, Inc.	11,699	756,340

		15,714,350

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	1,500	50,130
Glatfelter Corp.	12,000	38,280
Sylvamo Corp.	12,900	596,754

		685,164

Total Materials		53,808,810

Real Estate (3.1%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	513,482
American Assets Trust, Inc. (REIT)	19,996	371,726
Armada Hoffler Properties, Inc. (REIT)	23,300	275,173
Broadstone Net Lease, Inc. (REIT)	73,000	1,241,730
Empire State Realty Trust, Inc. (REIT), Class A	57,300	371,877
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,359,295
Gladstone Commercial Corp. (REIT)	22,500	284,175
Global Net Lease, Inc. (REIT)	39,200	504,112
iStar, Inc. (REIT)(x)	16,169	474,883
One Liberty Properties, Inc. (REIT)	1,100	25,223

		5,421,676

Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	44,300	867,394
Community Healthcare Trust, Inc. (REIT)	8,200	300,120
Diversified Healthcare Trust (REIT)(x)	33,300	44,955
Global Medical REIT, Inc. (REIT)	22,500	204,975
LTC Properties, Inc. (REIT)	14,589	512,512
National Health Investors, Inc. (REIT)	20,200	1,041,916
Physicians Realty Trust (REIT)	89,500	1,336,235
Sabra Health Care REIT, Inc. (REIT)	84,943	976,845
Universal Health Realty Income Trust (REIT)	3,050	146,735

		5,431,687

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,305,232
Chatham Lodging Trust (REIT)	400	4,196
DiamondRock Hospitality Co. (REIT)	94,508	768,350
Hersha Hospitality Trust (REIT), Class A	100	672
Pebblebrook Hotel Trust (REIT)(x)	52,028	730,473
RLJ Lodging Trust (REIT)	58,587	621,022
Ryman Hospitality Properties, Inc. (REIT)	23,116	2,074,199
Service Properties Trust (REIT)	81,700	813,732
Summit Hotel Properties, Inc. (REIT)	34,200	239,400
Sunstone Hotel Investors, Inc. (REIT)	81,314	803,382
Xenia Hotels & Resorts, Inc. (REIT)	42,701	558,956

		7,919,614

Industrial REITs (0.4%)
Indus Realty Trust, Inc. (REIT)(x)	500	33,145
Industrial Logistics Properties Trust (REIT)	34,806	106,854
Innovative Industrial Properties, Inc. (REIT)	10,200	775,098
LXP Industrial Trust (REIT)	113,945	1,174,773
Plymouth Industrial REIT, Inc. (REIT)	12,000	252,120
STAG Industrial, Inc. (REIT)	68,000	2,299,760
Terreno Realty Corp. (REIT)	28,200	1,821,720

		6,463,470

Office REITs (0.2%)
Brandywine Realty Trust (REIT)	68,000	321,640
City Office REIT, Inc. (REIT)	1,700	11,730
Corporate Office Properties Trust (REIT)	45,200	1,071,692
Easterly Government Properties, Inc. (REIT)	36,600	502,884
Equity Commonwealth (REIT)	47,000	973,370
Franklin Street Properties Corp. (REIT)	2,300	3,611
Office Properties Income Trust (REIT)	26,912	331,018
Orion Office REIT, Inc. (REIT)	6,100	40,870
Paramount Group, Inc. (REIT)	74,800	341,088
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	310,250

		3,908,153

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	52,800	278,784
Compass, Inc., Class A*	94,900	306,527
Cushman & Wakefield plc*	78,400	826,336
DigitalBridge Group, Inc.	74,725	895,953
Doma Holdings, Inc.(x)*	300	122
Douglas Elliman, Inc.	20,697	64,368
eXp World Holdings, Inc.(x)	22,000	279,180
Forestar Group, Inc.*	2,800	43,568
FRP Holdings, Inc.*	200	11,576
Kennedy-Wilson Holdings, Inc.	44,526	738,686
Marcus & Millichap, Inc.	10,000	321,100
Newmark Group, Inc., Class A	72,640	514,291
Offerpad Solutions, Inc.(x)*	34,100	17,971
RE/MAX Holdings, Inc., Class A	400	7,504
Redfin Corp.(x)*	73,373	664,759
RMR Group, Inc. (The), Class A	1,900	49,856
St Joe Co. (The)	16,000	665,760
Stratus Properties, Inc.	100	2,000
Tejon Ranch Co.*	100	1,827

		5,690,168

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	59,600	458,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bluerock Homes Trust, Inc. (REIT)*	1,100	$21,802
Centerspace (REIT)	5,632	307,676
Elme Communities (REIT)	32,300	576,878
Independence Realty Trust, Inc. (REIT)	84,588	1,355,946
NexPoint Residential Trust, Inc. (REIT)	8,700	379,929
UMH Properties, Inc. (REIT)	16,100	238,119
Veris Residential, Inc. (REIT)*	46,100	674,904

		4,013,578

Retail REITs (0.7%)
Acadia Realty Trust (REIT)	38,586	538,275
Agree Realty Corp. (REIT)(x)	33,700	2,312,157
Alexander’s, Inc. (REIT)	500	96,875
CBL & Associates Properties, Inc. (REIT)(x)	9,700	248,708
Getty Realty Corp. (REIT)	22,264	802,172
InvenTrust Properties Corp. (REIT)	24,700	577,980
Kite Realty Group Trust (REIT)	94,340	1,973,593
Macerich Co. (The) (REIT)	82,700	876,620
Necessity Retail REIT, Inc. (The) (REIT)	49,600	311,488
NETSTREIT Corp. (REIT)	23,700	433,236
Phillips Edison & Co., Inc. (REIT)	43,678	1,424,776
Retail Opportunity Investments Corp. (REIT)	51,500	718,940
RPT Realty (REIT)	35,260	335,322
Saul Centers, Inc. (REIT)	1,100	42,900
SITE Centers Corp. (REIT)	76,300	936,964
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	857,831
Urban Edge Properties (REIT)	48,300	727,398
Urstadt Biddle Properties, Inc. (REIT), Class A	100	1,757
Whitestone REIT (REIT)	4,700	43,240

		13,260,232

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	16,400	175,480
Four Corners Property Trust, Inc. (REIT)	31,500	846,090
Gladstone Land Corp. (REIT)	12,100	201,465
Outfront Media, Inc. (REIT)	58,300	946,209
PotlatchDeltic Corp. (REIT)	30,673	1,518,314
Uniti Group, Inc. (REIT)	85,300	302,815

		3,990,373

Total Real Estate		56,098,951

Utilities (1.6%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,429,014
MGE Energy, Inc.	12,900	1,001,943
Otter Tail Corp.	18,200	1,315,314
PNM Resources, Inc.	33,200	1,616,176
Portland General Electric Co.	38,000	1,857,820
Via Renewables, Inc.(x)	19	349

		7,220,616

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A(x)	35,734	1,645,908
Chesapeake Utilities Corp.	8,340	1,067,437
New Jersey Resources Corp.	41,000	2,181,200
Northwest Natural Holding Co.	12,600	599,256
ONE Gas, Inc.	21,500	1,703,445
Southwest Gas Holdings, Inc.	28,300	1,767,335
Spire, Inc.	20,300	1,423,842

		10,388,423

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc.(x)*	5,400	29,592
Clearway Energy, Inc., Class A	12,700	381,381
Clearway Energy, Inc., Class C	36,192	1,133,895
Montauk Renewables, Inc.*	23,400	184,158
Ormat Technologies, Inc.	19,200	1,627,584
Sunnova Energy International, Inc.(x)*	34,500	538,890

		3,895,500

Multi-Utilities (0.2%)
Avista Corp.	27,300	1,158,885
Black Hills Corp.	24,800	1,564,880
NorthWestern Corp.	24,791	1,434,407
Unitil Corp.	5,800	330,832

		4,489,004

Water Utilities (0.2%)
American States Water Co.	13,500	1,200,015
Artesian Resources Corp., Class A	100	5,536
California Water Service Group	20,300	1,181,460
Middlesex Water Co.	6,000	468,720
Pure Cycle Corp.*	300	2,835
SJW Group	11,900	905,947
York Water Co. (The)	400	17,880

		3,782,393

Total Utilities		29,775,936

Total Common Stocks (98.7%) (Cost $1,489,789,986)		1,797,360,187

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Financials		53,000

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	22,529
Aduro Biotech, Inc., CVR(r)(x)*	10,640	—

Total Health Care		22,529

Total Rights (0.0%)† (Cost $77,766)		75,529

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $9,840,356, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $10,033,150.(xx)	$9,836,421	9,836,421
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $3,061,633.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $13,409,213, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $14,779,557.(xx)	$13,400,000	$13,400,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $1,020,408.(xx)	1,000,000	1,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $5,004,017, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $8,568,137, collateralized by various Common Stocks; total market value $9,520,634.(xx)	8,564,618	8,564,618
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $4,001,643, collateralized by various Common Stocks; total market value $4,446,495.(xx)	4,000,000	4,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $2,000,817, collateralized by various Common Stocks; total market value $2,223,483.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		46,801,039

Total Short-Term Investments (2.6%) (Cost $46,801,039)		46,801,039

Total Investments in Securities (101.3%) (Cost $1,536,668,791)		1,844,236,755
Other Assets Less Liabilities (-1.3%)		(24,453,631)

Net Assets (100%)		$1,819,783,124

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $536,805 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $54,405,235. This was collateralized by $7,934,041 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $46,801,039 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	114	6/2023	USD	10,336,950	291,637

					291,637

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,491,536	$—	$—		$24,491,536
Consumer Discretionary	217,674,978	—	—		217,674,978
Consumer Staples	57,491,996	—	—	(a)	57,491,996
Energy	112,700,050	—	—		112,700,050
Financials	225,748,061	—	—		225,748,061
Health Care	305,873,401	—	136,433		306,009,834
Industrials	369,320,944	—	—		369,320,944
Information Technology	344,239,091	—	—		344,239,091
Materials	53,808,810	—	—		53,808,810
Real Estate	56,098,951	—	—		56,098,951
Utilities	29,775,936	—	—		29,775,936
Futures	291,637	—	—		291,637
Rights
Financials	—	53,000	—		53,000
Health Care	—	—	22,529		22,529
Short-Term Investments
Repurchase Agreements	—	46,801,039	—		46,801,039

Total Assets	$1,797,515,391	$46,854,039	$158,962		$1,844,528,392

Total Liabilities	$—	$—	$—		$—

Total	$1,797,515,391	$46,854,039	$158,962		$1,844,528,392

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,849,620
Aggregate gross unrealized depreciation	(235,816,942)

Net unrealized appreciation	$295,032,678

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,549,495,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Automobile Components (1.9%)
Aptiv plc*	1,746	$195,884

Household Durables (1.6%)
TopBuild Corp.*	784	163,182

Specialty Retail (1.7%)
Home Depot, Inc. (The)	601	177,367

Total Consumer Discretionary		536,433

Consumer Staples (6.8%)
Household Products (2.6%)
Procter & Gamble Co. (The)	1,807	268,683

Personal Care Products (4.2%)
Haleon plc (ADR)(x)	18,549	150,989
Unilever plc (ADR)	5,375	279,123

		430,112

Total Consumer Staples		698,795

Financials (10.6%)
Capital Markets (4.9%)
Intercontinental Exchange, Inc.	2,021	210,770
MSCI, Inc.	531	297,196

		507,966

Financial Services (3.1%)
Visa, Inc., Class A	1,400	315,644

Insurance (2.6%)
Aflac, Inc.	4,143	267,306

Total Financials		1,090,916

Health Care (22.5%)
Health Care Equipment & Supplies (6.3%)
Alcon, Inc.	2,683	189,259
Becton Dickinson & Co.	942	233,183
STERIS plc	1,158	221,502

		643,944

Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings	689	158,070
UnitedHealth Group, Inc.	468	221,172

		379,242

Life Sciences Tools & Services (10.4%)
Bio-Rad Laboratories, Inc., Class A*	391	187,297
Bruker Corp.	2,168	170,925
Danaher Corp.	1,102	277,748
ICON plc*	1,010	215,726
West Pharmaceutical Services, Inc.	625	216,544

		1,068,240

Pharmaceuticals (2.1%)
Johnson & Johnson	1,429	221,495

Total Health Care		2,312,921

Industrials (15.3%)
Aerospace & Defense (1.8%)
Hexcel Corp.	2,728	186,186

Building Products (1.5%)
Owens Corning	1,561	149,544

Commercial Services & Supplies (4.7%)
Tetra Tech, Inc.	1,342	197,153
Waste Management, Inc.	1,737	283,427

		480,580

Electrical Equipment (1.6%)
Rockwell Automation, Inc.	560	164,332

Machinery (4.2%)
Deere & Co.	766	316,266
Xylem, Inc.	1,102	115,379

		431,645

Professional Services (1.5%)
Maximus, Inc.	1,944	152,993

Total Industrials		1,565,280

Information Technology (32.8%)
Communications Equipment (3.2%)
Ciena Corp.*	4,344	228,147
Lumentum Holdings, Inc.*	1,864	100,675

		328,822

Electronic Equipment, Instruments & Components (8.1%)
Flex Ltd.*	13,433	309,093
Keysight Technologies, Inc.*	1,748	282,267
TE Connectivity Ltd.	1,880	246,562

		837,922

IT Services (2.4%)
Accenture plc, Class A	856	244,653

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices, Inc.*	1,927	188,865
Monolithic Power Systems, Inc.	468	234,253
NVIDIA Corp.	580	161,107
NXP Semiconductors NV	971	181,067
ON Semiconductor Corp.*	3,012	247,948

		1,013,240

Software (9.2%)
Adobe, Inc.*	542	208,870
Intuit, Inc.	531	236,736
Microsoft Corp.	1,196	344,807
Palo Alto Networks, Inc.*	777	155,198

		945,611

Total Information Technology		3,370,248

Real Estate (1.5%)
Specialized REITs (1.5%)
SBA Communications Corp. (REIT)	593	154,814

Total Real Estate		154,814

Utilities (1.7%)
Water Utilities (1.7%)
American Water Works Co., Inc.	1,197	175,348

Total Utilities		175,348

Total Common Stocks (96.4%) (Cost $10,058,280)		9,904,755

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	100,690	100,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $137,591, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $140,286.(xx)	$137,536	$137,536

Total Short-Term Investments (2.3%) (Cost $238,262)		238,256

Total Investments in Securities (98.7%) (Cost $10,296,542)		10,143,011
Other Assets Less Liabilities (1.3%)		136,796

Net Assets (100%)		$10,279,807

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $135,702. This was collateralized by cash of $137,536 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$536,433	$—	$—	$536,433
Consumer Staples	698,795	—	—	698,795
Financials	1,090,916	—	—	1,090,916
Health Care	2,312,921	—	—	2,312,921
Industrials	1,565,280	—	—	1,565,280
Information Technology	3,370,248	—	—	3,370,248
Real Estate	154,814	—	—	154,814
Utilities	175,348	—	—	175,348
Short-Term Investments
Investment Company	100,720	—	—	100,720
Repurchase Agreement	—	137,536	—	137,536

Total Assets	$10,005,475	$137,536	$—	$10,143,011

Total Liabilities	$—	$—	$—	$—

Total	$10,005,475	$137,536	$—	$10,143,011

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$423,663
Aggregate gross unrealized depreciation	(577,385)

Net unrealized depreciation	$(153,722)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,296,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Entertainment (0.5%)
Electronic Arts, Inc.	25,875	$3,116,644

Media (1.9%)
Fox Corp., Class B	230,763	7,225,190
Omnicom Group, Inc.	44,636	4,210,960

		11,436,150

Total Communication Services		14,552,794

Consumer Discretionary (4.0%)
Automobile Components (2.2%)
BorgWarner, Inc.	181,234	8,900,402
Cie Generale des Etablissements Michelin SCA	140,084	4,287,663

		13,188,065

Hotels, Restaurants & Leisure (0.9%)
Sodexo SA	52,023	5,082,335

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	46,310	5,631,759

Total Consumer Discretionary		23,902,159

Consumer Staples (9.1%)
Consumer Staples Distribution & Retail (3.7%)
Dollar Tree, Inc.*	70,091	10,061,563
Koninklijke Ahold Delhaize NV	359,287	12,289,571

		22,351,134

Food Products (2.9%)
Conagra Brands, Inc.	320,170	12,025,585
J M Smucker Co. (The)	32,728	5,150,406

		17,175,991

Household Products (2.5%)
Henkel AG & Co. KGaA (Preference)(q)	80,207	6,267,802
Kimberly-Clark Corp.	63,606	8,537,197

		14,804,999

Total Consumer Staples		54,332,124

Energy (3.6%)
Energy Equipment & Services (1.1%)
Baker Hughes Co.	215,349	6,214,972

Oil, Gas & Consumable Fuels (2.5%)
Devon Energy Corp.	80,015	4,049,559
Diamondback Energy, Inc.	34,311	4,637,818
EQT Corp.	140,986	4,498,863
Phillips 66	17,297	1,753,570

		14,939,810

Total Energy		21,154,782

Financials (18.0%)
Banks (5.0%)
Capitol Federal Financial, Inc.	265,462	1,786,559
First Hawaiian, Inc.	336,702	6,946,162
Prosperity Bancshares, Inc.	105,877	6,513,553
Truist Financial Corp.	244,670	8,343,247
US Bancorp	120,793	4,354,588
Westamerica Bancorp	43,974	1,948,048

		29,892,157

Capital Markets (6.9%)
Ameriprise Financial, Inc.	6,502	1,992,863
Bank of New York Mellon Corp. (The)	283,118	12,864,882
Northern Trust Corp.	193,913	17,089,553
T. Rowe Price Group, Inc.	79,046	8,924,293

		40,871,591

Insurance (6.1%)
Aflac, Inc.	70,800	4,568,016
Allstate Corp. (The)	114,966	12,739,383
Chubb Ltd.	4,467	867,402
Hanover Insurance Group, Inc. (The)	38,325	4,924,763
Reinsurance Group of America, Inc.	44,336	5,886,047
Willis Towers Watson plc	30,277	7,035,769

		36,021,380

Total Financials		106,785,128

Health Care (14.4%)
Health Care Equipment & Supplies (6.1%)
Baxter International, Inc.	39,266	1,592,629
Becton Dickinson & Co.	10,836	2,682,343
Dentsply Sirona, Inc.	111,145	4,365,776
Embecta Corp.	139,731	3,929,236
Envista Holdings Corp.*	97,237	3,975,048
Hologic, Inc.*	19,499	1,573,569
Zimmer Biomet Holdings, Inc.	138,075	17,839,290

		35,957,891

Health Care Providers & Services (8.3%)
AmerisourceBergen Corp.	48,980	7,842,188
Cardinal Health, Inc.	52,542	3,966,921
Centene Corp.*	48,414	3,060,249
Henry Schein, Inc.*	130,501	10,641,052
Laboratory Corp. of America Holdings	30,225	6,934,219
Quest Diagnostics, Inc.	59,925	8,478,189
Universal Health Services, Inc., Class B	66,609	8,466,004

		49,388,822

Total Health Care		85,346,713

Industrials (14.1%)
Aerospace & Defense (1.2%)
Huntington Ingalls Industries, Inc.	35,754	7,401,793

Building Products (1.2%)
Cie de Saint-Gobain	124,429	7,084,702

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	20,174	2,727,928

Construction & Engineering (0.9%)
Vinci SA	47,419	5,441,308

Electrical Equipment (2.7%)
Emerson Electric Co.	110,378	9,618,339
Legrand SA	28,997	2,652,337
nVent Electric plc	91,194	3,915,870

		16,186,546

Ground Transportation (0.6%)
Heartland Express, Inc.	231,945	3,692,564

Machinery (3.0%)
Cummins, Inc.	13,742	3,282,689
IMI plc	223,493	4,231,609
Oshkosh Corp.	121,911	10,140,557

		17,654,855

Passenger Airlines (1.6%)
Southwest Airlines Co.	293,607	9,553,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (2.4%)
Beacon Roofing Supply, Inc.*	77,055	$4,534,687
MSC Industrial Direct Co., Inc., Class A	112,643	9,462,012

		13,996,699

Total Industrials		83,740,367

Information Technology (6.0%)
Communications Equipment (1.9%)
F5, Inc.*	45,422	6,617,531
Juniper Networks, Inc.	134,485	4,628,974

		11,246,505

Electronic Equipment, Instruments & Components (1.6%)
Corning, Inc.	86,097	3,037,502
TE Connectivity Ltd.	49,375	6,475,531

		9,513,033

IT Services (1.1%)
Amdocs Ltd.	71,941	6,908,494

Semiconductors & Semiconductor Equipment (0.5%)
Applied Materials, Inc.	10,954	1,345,480
Teradyne, Inc.	15,817	1,700,486

		3,045,966

Technology Hardware, Storage & Peripherals (0.9%)
HP, Inc.	178,506	5,239,151

Total Information Technology		35,953,149

Materials (5.4%)
Chemicals (2.1%)
Akzo Nobel NV	93,501	7,297,963
Axalta Coating Systems Ltd.*	170,005	5,149,451

		12,447,414

Containers & Packaging (3.3%)
Amcor plc	549,115	6,248,929
Packaging Corp. of America	74,544	10,348,943
Sonoco Products Co.	50,197	3,062,017

		19,659,889

Total Materials		32,107,303

Real Estate (7.7%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	41,876	3,243,296

Health Care REITs (1.3%)
Healthpeak Properties, Inc. (REIT)	340,719	7,485,596

Residential REITs (1.0%)
Essex Property Trust, Inc. (REIT)	29,583	6,186,989

Retail REITs (2.7%)
Realty Income Corp. (REIT)	134,620	8,524,138
Regency Centers Corp. (REIT)	121,304	7,421,379

		15,945,517

Specialized REITs (2.2%)
Equinix, Inc. (REIT)	6,522	4,702,623
Public Storage (REIT)	19,272	5,822,842
VICI Properties, Inc. (REIT)	21,624	705,375
Weyerhaeuser Co. (REIT)	51,176	1,541,933

		12,772,773

Total Real Estate		45,634,171

Utilities (9.2%)
Electric Utilities (5.1%)
Duke Energy Corp.	65,740	6,341,938
Edison International	188,831	13,329,580
Evergy, Inc.	51,991	3,177,690
Eversource Energy	34,148	2,672,422
Pinnacle West Capital Corp.	59,482	4,713,354

		30,234,984

Gas Utilities (2.5%)
Atmos Energy Corp.	27,548	3,095,293
Spire, Inc.	166,428	11,673,260

		14,768,553

Multi-Utilities (1.6%)
NorthWestern Corp.	164,311	9,507,035

Total Utilities		54,510,572

Total Common Stocks (93.9%) (Cost $534,942,744)		558,019,262

EXCHANGE TRADED FUND (ETF):
Equity (2.4%)
iShares Russell Mid-Cap Value ETF(x)	135,190	14,357,178

Total Exchange Traded Fund (2.4%) (Cost $14,307,273)		14,357,178

MASTER LIMITED PARTNERSHIP:
Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Enterprise Products Partners LP (Cost $7,698,802)	312,526	8,094,423

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	4,593,613	4,594,991

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,947,692, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $3,005,444.(xx)	$2,946,514	2,946,514

Total Short-Term Investments (1.3%) (Cost $7,541,643)		7,541,505

Total Investments in Securities (99.0%) (Cost $564,490,462)		588,012,368
Other Assets Less Liabilities (1.0%)		6,076,449

Net Assets (100%)		$594,088,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $2,931,332. This was collateralized by cash of $2,946,514 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,672,680	USD	1,815,050	JPMorgan Chase Bank	6/30/2023	8,048
USD	98,748	GBP	79,787	Bank of America	6/30/2023	154

Total unrealized appreciation						8,202

USD	43,099,635	EUR	39,895,987	JPMorgan Chase Bank	6/30/2023	(384,051)
USD	3,496,528	GBP	2,845,736	Bank of America	6/30/2023	(20,007)

Total unrealized depreciation						(404,058)

Net unrealized depreciation						(395,856)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,552,794	$—	$—	$14,552,794
Consumer Discretionary	14,532,161	9,369,998	—	23,902,159
Consumer Staples	35,774,751	18,557,373	—	54,332,124
Energy	21,154,782	—	—	21,154,782
Financials	106,785,128	—	—	106,785,128
Health Care	85,346,713	—	—	85,346,713
Industrials	64,330,411	19,409,956	—	83,740,367
Information Technology	35,953,149	—	—	35,953,149
Materials	24,809,340	7,297,963	—	32,107,303
Real Estate	45,634,171	—	—	45,634,171
Utilities	54,510,572	—	—	54,510,572
Exchange Traded Fund	14,357,178	—	—	14,357,178
Forward Currency Contracts	—	8,202	—	8,202
Master Limited Partnership
Energy	8,094,423	—	—	8,094,423
Short-Term Investments
Investment Company	4,594,991	—	—	4,594,991
Repurchase Agreement	—	2,946,514	—	2,946,514

Total Assets	$530,430,564	$57,590,006	$—	$588,020,570

Liabilities:
Forward Currency Contracts	$—	$(404,058)	$—	$(404,058)

Total Liabilities	$—	$(404,058)	$—	$(404,058)

Total	$530,430,564	$57,185,948	$—	$587,616,512

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,523,819
Aggregate gross unrealized depreciation	(31,945,109)

Net unrealized appreciation	$22,578,710

Federal income tax cost of investments in securities and derivative instruments, if applicable	$565,037,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (61.4%)
iShares Core MSCI EAFE ETF	351,200	$23,477,720
iShares Core S&P 500 ETF	22,300	9,167,084
iShares Core S&P Mid-Cap ETF	9,600	2,401,536
iShares Russell 2000 ETF(x)	14,700	2,622,480
SPDR Portfolio S&P 500 ETF(x)	190,800	9,187,020
Vanguard S&P 500 ETF	24,400	9,176,108

Total Equity		56,031,948

Fixed Income (38.2%)
Vanguard Intermediate-Term Corporate Bond ETF	433,600	34,783,392

Total Exchange Traded Funds (99.6%) (Cost $91,185,463)		90,815,340

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	273,728	273,811

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $612,744, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $624,749.(xx)	$612,499	612,499
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $2,041,088.(xx)	2,000,000	2,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $1,000,803, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,612,499

Total Short-Term Investments (4.3%) (Cost $3,886,355)		3,886,310

Total Investments in Securities (103.9%) (Cost $95,071,818)		94,701,650
Other Assets Less Liabilities (-3.9%)		(3,541,682)

Net Assets (100%)		$91,159,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $3,738,915. This was collateralized by $141,771 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.763%, maturing 7/15/23 - 8/15/49 and by cash of $3,612,499 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$90,815,340	$—	$—	$90,815,340
Short-Term Investments
Investment Company	273,811	—	—	273,811
Repurchase Agreements	—	3,612,499	—	3,612,499

Total Assets	$91,089,151	$3,612,499	$—	$94,701,650

Total Liabilities	$—	$—	$—	$—

Total	$91,089,151	$3,612,499	$—	$94,701,650

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,813,775
Aggregate gross unrealized depreciation	(5,765,473)

Net unrealized depreciation	$(1,951,698)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,653,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Entertainment (2.2%)
Netflix, Inc.*	17,133	$5,919,109
Take-Two Interactive Software, Inc.*	45,695	5,451,413

		11,370,522

Interactive Media & Services (4.5%)
Alphabet, Inc., Class C*	113,841	11,839,464
Meta Platforms, Inc., Class A*	36,685	7,775,019
Pinterest, Inc., Class A*	100,395	2,737,772
Snap, Inc., Class A*	106,439	1,193,181

		23,545,436

Media (1.6%)
Charter Communications, Inc., Class A*	8,999	3,218,133
Comcast Corp., Class A	133,122	5,046,655

		8,264,788

Total Communication Services		43,180,746

Consumer Discretionary (9.5%)
Automobile Components (0.8%)
Aptiv plc*	37,944	4,256,937

Hotels, Restaurants & Leisure (6.2%)
Aramark	213,532	7,644,446
Chipotle Mexican Grill, Inc.*	6,006	10,259,990
Norwegian Cruise Line Holdings Ltd.(x)*	419,390	5,640,796
Royal Caribbean Cruises Ltd.*	56,618	3,697,155
Yum! Brands, Inc.	37,240	4,918,659

		32,161,046

Household Durables (0.6%)
DR Horton, Inc.	32,025	3,128,522

Specialty Retail (0.9%)
Burlington Stores, Inc.*	21,992	4,444,583

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	41,662	5,109,428

Total Consumer Discretionary		49,100,516

Consumer Staples (8.4%)
Beverages (2.1%)
Constellation Brands, Inc., Class A	27,409	6,191,419
Molson Coors Beverage Co., Class B	91,969	4,752,958

		10,944,377

Consumer Staples Distribution & Retail (2.2%)
Dollar General Corp.	30,016	6,317,167
Dollar Tree, Inc.*	37,716	5,414,132

		11,731,299

Food Products (1.2%)
Kraft Heinz Co. (The)	160,239	6,196,442

Household Products (0.9%)
Church & Dwight Co., Inc.	50,881	4,498,389

Personal Care Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	16,394	4,040,465

Tobacco (1.2%)
Philip Morris International, Inc.	62,026	6,032,029

Total Consumer Staples		43,443,001

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
ConocoPhillips	37,778	3,747,955
Equitrans Midstream Corp.	411,779	2,380,083

Total Energy		6,128,038

Financials (13.8%)
Banks (2.5%)
JPMorgan Chase & Co.	73,920	9,632,515
Western Alliance Bancorp	100,557	3,573,796

		13,206,311

Capital Markets (2.6%)
Brookfield Asset Management Ltd., Class A	22,755	744,544
KKR & Co., Inc.	84,021	4,412,783
MSCI, Inc.	14,845	8,308,598

		13,465,925

Financial Services (4.9%)
Block, Inc., Class A*	70,572	4,844,768
Mastercard, Inc., Class A	27,078	9,840,416
Toast, Inc., Class A*	156,170	2,772,017
Visa, Inc., Class A	34,765	7,838,117

		25,295,318

Insurance (3.8%)
Chubb Ltd.	31,378	6,092,980
Marsh & McLennan Cos., Inc.	47,015	7,830,348
Progressive Corp. (The)	41,236	5,899,222

		19,822,550

Total Financials		71,790,104

Health Care (11.3%)
Biotechnology (2.9%)
Regeneron Pharmaceuticals, Inc.*	7,162	5,884,800
Seagen, Inc.*	46,714	9,458,184

		15,342,984

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	38,843	3,933,242
Edwards Lifesciences Corp.*	60,289	4,987,709

		8,920,951

Health Care Providers & Services (2.6%)
Centene Corp.*	21,500	1,359,015
Elevance Health, Inc.	10,669	4,905,713
UnitedHealth Group, Inc.	15,670	7,405,485

		13,670,213

Life Sciences Tools & Services (2.3%)
Danaher Corp.	23,741	5,983,682
Mettler-Toledo International, Inc.*	3,772	5,771,952

		11,755,634

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	76,661	5,313,374
Pfizer, Inc.	93,930	3,832,344

		9,145,718

Total Health Care		58,835,500

Industrials (12.1%)
Aerospace & Defense (3.3%)
Axon Enterprise, Inc.*	34,246	7,700,213
TransDigm Group, Inc.	12,635	9,312,627

		17,012,840

Building Products (2.1%)
Armstrong World Industries, Inc.	77,503	5,521,314
Carrier Global Corp.	116,990	5,352,292

		10,873,606

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	34,291	4,768,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.0%)
AMETEK, Inc.	36,469	$5,300,040

Ground Transportation (2.1%)
Saia, Inc.*	21,191	5,765,647
Union Pacific Corp.	25,427	5,117,438

		10,883,085

Industrial Conglomerates (1.5%)
General Electric Co.	82,433	7,880,595

Passenger Airlines (0.7%)
United Airlines Holdings, Inc.*	80,814	3,576,020

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.	189,738	2,227,524

Total Industrials		62,522,559

Information Technology (19.6%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	100,011	5,242,577

IT Services (0.6%)
GoDaddy, Inc., Class A*	39,172	3,044,448

Semiconductors & Semiconductor Equipment (7.9%)
ASML Holding NV (Registered) (ADR)	21,075	14,345,963
Broadcom, Inc.	17,140	10,995,996
Enphase Energy, Inc.*	8,765	1,843,104
KLA Corp.	15,460	6,171,168
Micron Technology, Inc.	85,312	5,147,726
Wolfspeed, Inc.(x)*	39,848	2,588,128

		41,092,085

Software (8.7%)
Adobe, Inc.*	7,836	3,019,759
Atlassian Corp., Class A*	24,185	4,139,746
Ceridian HCM Holding, Inc.*	79,381	5,812,277
DocuSign, Inc.*	34,556	2,014,615
Microsoft Corp.	74,723	21,542,641
ServiceNow, Inc.*	18,314	8,510,882

		45,039,920

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	44,046	7,263,185

Total Information Technology		101,682,215

Materials (6.0%)
Chemicals (3.2%)
Albemarle Corp.	21,404	4,731,140
Corteva, Inc.	61,895	3,732,887
Linde plc	22,679	8,061,024

		16,525,051

Metals & Mining (2.8%)
ATI, Inc.(x)*	363,824	14,356,495

Total Materials		30,881,546

Real Estate (1.5%)
Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	20,932	2,801,539
Equinix, Inc. (REIT)	6,652	4,796,358

Total Real Estate		7,597,897

Utilities (4.8%)
Electric Utilities (1.9%)
PG&E Corp.*	622,137	10,059,955

Independent Power and Renewable Electricity Producers (1.4%)
AES Corp. (The)	298,933	7,198,307

Multi-Utilities (1.5%)
CenterPoint Energy, Inc.	260,987	7,688,677

Total Utilities		24,946,939

Total Common Stocks (96.5%) (Cost $342,286,452)		500,109,061

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,155,004	7,157,150

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $8,652,452, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $8,821,972.(xx)	$8,648,993	8,648,993
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $532,713, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $543,440.(xx)	532,500	532,500
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,901,306, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $2,095,609.(xx)	1,900,000	1,900,000

Total Repurchase Agreements		11,081,493

Total Short-Term Investments (3.5%) (Cost $18,239,352)		18,238,643

Total Investments in Securities (100.0%) (Cost $360,525,804)		518,347,704
Other Assets Less Liabilities (0.0%)†		(217,109)

Net Assets (100%)		$518,130,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $10,943,171. This was collateralized by cash of $11,081,493 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,180,746	$—	$—	$43,180,746
Consumer Discretionary	49,100,516	—	—	49,100,516
Consumer Staples	43,443,001	—	—	43,443,001
Energy	6,128,038	—	—	6,128,038
Financials	71,790,104	—	—	71,790,104
Health Care	58,835,500	—	—	58,835,500
Industrials	62,522,559	—	—	62,522,559
Information Technology	101,682,215	—	—	101,682,215
Materials	30,881,546	—	—	30,881,546
Real Estate	7,597,897	—	—	7,597,897
Utilities	24,946,939	—	—	24,946,939
Short-Term Investments
Investment Company	7,157,150	—	—	7,157,150
Repurchase Agreements	—	11,081,493	—	11,081,493

Total Assets	$507,266,211	$11,081,493	$—	$518,347,704

Total Liabilities	$—	$—	$—	$—

Total	$507,266,211	$11,081,493	$—	$518,347,704

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,837,682
Aggregate gross unrealized depreciation	(29,016,372)

Net unrealized appreciation	$157,821,310

Federal income tax cost of investments in securities and derivative instruments, if applicable	$360,526,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Entertainment (4.0%)
Netflix, Inc.*	30,400	$10,502,592
Sea Ltd. (ADR)*	41,970	3,632,503

		14,135,095

Interactive Media & Services (3.7%)
Meta Platforms, Inc., Class A*	61,103	12,950,170

Total Communication Services		27,085,265

Consumer Discretionary (11.0%)
Automobile Components (1.5%)
Aptiv plc*	45,099	5,059,657

Automobiles (0.8%)
Tesla, Inc.*	12,800	2,655,488

Broadline Retail (6.3%)
Amazon.com, Inc.*	214,320	22,137,113

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	69,800	8,560,272

Total Consumer Discretionary		38,412,530

Consumer Staples (4.4%)
Beverages (2.7%)
Monster Beverage Corp.*	177,520	9,587,855

Personal Care Products (1.7%)
Estee Lauder Cos., Inc. (The), Class A	23,300	5,742,518

Total Consumer Staples		15,330,373

Financials (11.5%)
Capital Markets (2.5%)
S&P Global, Inc.	25,632	8,837,144

Financial Services (7.0%)
PayPal Holdings, Inc.*	71,800	5,452,492
Visa, Inc., Class A	84,061	18,952,393

		24,404,885

Insurance (2.0%)
Marsh & McLennan Cos., Inc.	42,096	7,011,089

Total Financials		40,253,118

Health Care (17.7%)
Health Care Equipment & Supplies (7.7%)
Alcon, Inc.(x)	92,530	6,527,066
Dexcom, Inc.*	51,100	5,936,798
Intuitive Surgical, Inc.*	22,800	5,824,716
Stryker Corp.	29,600	8,449,912

		26,738,492

Health Care Providers & Services (4.0%)
UnitedHealth Group, Inc.	29,845	14,104,449

Life Sciences Tools & Services (2.8%)
Thermo Fisher Scientific, Inc.	16,897	9,738,924

Pharmaceuticals (3.2%)
Eli Lilly and Co.	8,500	2,919,070
Zoetis, Inc.	50,300	8,371,932

		11,291,002

Total Health Care		61,872,867

Industrials (9.8%)
Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	35,948	6,973,553

Electrical Equipment (2.4%)
Eaton Corp. plc	49,960	8,560,146

Ground Transportation (1.5%)
Uber Technologies, Inc.*	165,780	5,255,226

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	20,500	3,917,960

Trading Companies & Distributors (2.8%)
WW Grainger, Inc.	14,140	9,739,773

Total Industrials		34,446,658

Information Technology (32.4%)
Semiconductors & Semiconductor Equipment (8.3%)
ASML Holding NV (Registered) (ADR)	10,140	6,902,399
Intel Corp.	80,300	2,623,401
NVIDIA Corp.	70,440	19,566,119

		29,091,919

Software (19.2%)
Adobe, Inc.*	14,829	5,714,652
Atlassian Corp., Class A*	25,570	4,376,817
Microsoft Corp.	100,427	28,953,104
Palo Alto Networks, Inc.*	46,250	9,237,975
Salesforce, Inc.*	43,460	8,682,439
Splunk, Inc.*	48,295	4,630,524
Unity Software, Inc.(x)*	34,400	1,115,936
Workday, Inc., Class A*	22,290	4,603,777

		67,315,224

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	103,134	17,006,797

Total Information Technology		113,413,940

Materials (1.4%)
Chemicals (1.4%)
Sherwin-Williams Co. (The)	21,600	4,855,032

Total Materials		4,855,032

Real Estate (1.7%)
Specialized REITs (1.7%)
Equinix, Inc. (REIT)	8,500	6,128,840

Total Real Estate		6,128,840

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	47,100	3,630,468

Total Utilities		3,630,468

Total Common Stocks (98.6%) (Cost $213,302,950)		345,429,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $678,645, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $691,941.(xx)	$678,373	$678,373
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $300,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $330,886.(xx)	300,000	300,000

Total Repurchase Agreements		978,373

Total Short-Term Investments (0.3%) (Cost $978,373)		978,373

Total Investments in Securities (98.9%) (Cost $214,281,323)		346,407,464
Other Assets Less Liabilities (1.1%)		3,857,703

Net Assets (100%)		$350,265,167

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $1,041,297. This was collateralized by $1,990 of various U.S. Government Treasury Securities, ranging from 0.000% - 0.000%, maturing 4/20/23 - 8/3/23 and by cash of $978,373 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,085,265	$—	$—	$27,085,265
Consumer Discretionary	38,412,530	—	—	38,412,530
Consumer Staples	15,330,373	—	—	15,330,373
Financials	40,253,118	—	—	40,253,118
Health Care	61,872,867	—	—	61,872,867
Industrials	34,446,658	—	—	34,446,658
Information Technology	113,413,940	—	—	113,413,940
Materials	4,855,032	—	—	4,855,032
Real Estate	6,128,840	—	—	6,128,840
Utilities	3,630,468	—	—	3,630,468
Short-Term Investments
Repurchase Agreements	—	978,373	—	978,373

Total Assets	$345,429,091	$978,373	$—	$346,407,464

Total Liabilities	$—	$—	$—	$—

Total	$345,429,091	$978,373	$—	$346,407,464

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,015,191
Aggregate gross unrealized depreciation	(24,916,089)

Net unrealized appreciation	$132,099,102

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,308,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	52,418	$1,009,047
Verizon Communications, Inc.	30,889	1,201,273

		2,210,320

Entertainment (1.5%)
Activision Blizzard, Inc.	5,238	448,321
Electronic Arts, Inc.	1,947	234,516
Endeavor Group Holdings, Inc., Class A*	176,890	4,232,978
Live Nation Entertainment, Inc.*	20,562	1,439,340
Netflix, Inc.*	3,273	1,130,756
Take-Two Interactive Software, Inc.*	1,126	134,332
Walt Disney Co. (The)*	13,408	1,342,543
Warner Bros Discovery, Inc.*	16,253	245,420

		9,208,206

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	43,930	4,556,859
Alphabet, Inc., Class C*	38,271	3,980,184
Match Group, Inc.*	2,065	79,275
Meta Platforms, Inc., Class A*	16,399	3,475,604

		12,091,922

Media (0.3%)
Charter Communications, Inc., Class A*	787	281,439
Comcast Corp., Class A	30,987	1,174,717
DISH Network Corp., Class A(x)*	1,923	17,942
Fox Corp., Class A	2,265	77,123
Fox Corp., Class B	1,130	35,381
Interpublic Group of Cos., Inc. (The)	2,848	106,059
News Corp., Class A	2,837	48,995
News Corp., Class B	775	13,508
Omnicom Group, Inc.	1,475	139,151
Paramount Global, Class B(x)	3,718	82,949

		1,977,264

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,392	636,137

Total Communication Services		26,123,849

Consumer Discretionary (10.1%)
Automobile Components (0.4%)
Aptiv plc*	1,993	223,595
BorgWarner, Inc.	1,651	81,080
Fox Factory Holding Corp.*	17,438	2,116,450

		2,421,125

Automobiles (0.8%)
Ford Motor Co.	29,049	366,017
General Motors Co.	10,249	375,933
Tesla, Inc.*	19,812	4,110,198

		4,852,148

Broadline Retail (3.5%)
Amazon.com, Inc.*	65,651	6,781,092
eBay, Inc.	3,985	176,814
Etsy, Inc.*	14,982	1,667,946
Global-e Online Ltd.*	59,717	1,924,679
Klaviyo, Inc.(r)*	20,574	464,793
MercadoLibre, Inc.*	8,045	10,603,793

		21,619,117

Distributors (0.1%)
Genuine Parts Co.	1,031	172,497
LKQ Corp.	1,829	103,814
Pool Corp.	294	100,677

		376,988

Hotels, Restaurants & Leisure (1.2%)
Booking Holdings, Inc.*	285	755,937
Caesars Entertainment, Inc.*	1,551	75,704
Carnival Corp.(x)*	7,205	73,131
Chipotle Mexican Grill, Inc.*	204	348,491
Darden Restaurants, Inc.	916	142,127
Domino’s Pizza, Inc.	266	87,745
Expedia Group, Inc.*	23,139	2,245,177
Hilton Worldwide Holdings, Inc.	1,978	278,641
Las Vegas Sands Corp.*	2,352	135,122
Marriott International, Inc., Class A	1,979	328,593
McDonald’s Corp.	5,387	1,506,259
MGM Resorts International	2,421	107,541
Norwegian Cruise Line Holdings Ltd.(x)*	3,309	44,506
Royal Caribbean Cruises Ltd.*	1,635	106,766
Starbucks Corp.	8,443	879,170
Wynn Resorts Ltd.*	789	88,297
Yum! Brands, Inc.	2,046	270,236

		7,473,443

Household Durables (0.1%)
DR Horton, Inc.	2,316	226,250
Garmin Ltd.	1,114	112,425
Lennar Corp., Class A	1,845	193,928
Mohawk Industries, Inc.*	356	35,678
Newell Brands, Inc.	2,808	34,932
NVR, Inc.*	23	128,160
PulteGroup, Inc.	1,626	94,763
Whirlpool Corp.	385	50,828

		876,964

Leisure Products (0.0%)†
Hasbro, Inc.	992	53,261

Specialty Retail (2.5%)
Advance Auto Parts, Inc.	461	56,062
AutoZone, Inc.*	140	344,141
Bath & Body Works, Inc.	1,636	59,845
Best Buy Co., Inc.	1,499	117,327
Burlington Stores, Inc.*	21,700	4,385,570
CarMax, Inc.*	1,174	75,465
Home Depot, Inc. (The)	7,504	2,214,580
Lowe’s Cos., Inc.	31,898	6,378,643
O’Reilly Automotive, Inc.*	460	390,531
Ross Stores, Inc.	2,526	268,084
TJX Cos., Inc. (The)	8,539	669,116
Tractor Supply Co.	810	190,382
Ulta Beauty, Inc.*	377	205,718

		15,355,464

Textiles, Apparel & Luxury Goods (1.5%)
Crocs, Inc.*	52,085	6,585,628
Kering SA	2,522	1,646,000
NIKE, Inc., Class B	9,174	1,125,099
Ralph Lauren Corp.(x)	333	38,851
Tapestry, Inc.	1,701	73,330
VF Corp.	2,497	57,206

		9,526,114

Total Consumer Discretionary		62,554,624

Consumer Staples (8.1%)
Beverages (3.4%)
Brown-Forman Corp., Class B	1,390	89,335
Coca-Cola Co. (The)	28,625	1,775,609
Constellation Brands, Inc., Class A	29,607	6,687,925
Keurig Dr Pepper, Inc.	6,250	220,500
Molson Coors Beverage Co., Class B	1,431	73,954
Monster Beverage Corp.*	190,792	10,304,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	10,133	$1,847,246

		20,999,245

Consumer Staples Distribution & Retail (3.0%)
Casey’s General Stores, Inc.	22,760	4,926,630
Costco Wholesale Corp.	3,271	1,625,262
Dollar General Corp.	1,659	349,153
Dollar Tree, Inc.*	1,548	222,215
Kroger Co. (The)	4,791	236,532
Performance Food Group Co.*	147,277	8,886,694
Sysco Corp.	3,682	284,361
Target Corp.	3,385	560,657
Walgreens Boots Alliance, Inc.	5,238	181,130
Walmart, Inc.	10,328	1,522,864

		18,795,498

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,040	321,826
Bunge Ltd.	1,102	105,263
Campbell Soup Co.	1,540	84,669
Conagra Brands, Inc.	3,446	129,432
General Mills, Inc.	4,350	371,751
Hershey Co. (The)	1,081	275,017
Hormel Foods Corp.	2,200	87,736
J M Smucker Co. (The)	805	126,683
Kellogg Co.	1,906	127,626
Kraft Heinz Co. (The)	5,856	226,452
Lamb Weston Holdings, Inc.	1,052	109,955
McCormick & Co., Inc. (Non-Voting)	1,878	156,268
Mondelez International, Inc., Class A	10,044	700,268
Tyson Foods, Inc., Class A	2,076	123,148

		2,946,094

Household Products (0.6%)
Church & Dwight Co., Inc.	1,762	155,778
Clorox Co. (The)	920	145,581
Colgate-Palmolive Co.	6,143	461,647
Kimberly-Clark Corp.	2,482	333,134
Procter & Gamble Co. (The)	17,376	2,583,637

		3,679,777

Personal Care Products (0.3%)
Coty, Inc., Class A*	139,700	1,684,782
Estee Lauder Cos., Inc. (The), Class A	1,700	418,982

		2,103,764

Tobacco (0.3%)
Altria Group, Inc.	13,181	588,136
Philip Morris International, Inc.	11,401	1,108,748

		1,696,884

Total Consumer Staples		50,221,262

Energy (4.0%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	133,608	3,855,927
Halliburton Co.	6,679	211,323
Schlumberger NV	10,429	512,064

		4,579,314

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	2,283	82,325
Chesapeake Energy Corp.	40,296	3,064,108
Chevron Corp.	13,084	2,134,785
ConocoPhillips	9,014	894,279
Coterra Energy, Inc.	5,758	141,301
Devon Energy Corp.	4,808	243,333
Diamondback Energy, Inc.	1,354	183,020
EOG Resources, Inc.	4,320	495,202
EQT Corp.	2,812	89,731
Exxon Mobil Corp.	30,289	3,321,492
Hess Corp.	2,062	272,885
Kinder Morgan, Inc.	14,548	254,735
Marathon Oil Corp.	4,781	114,553
Marathon Petroleum Corp.	3,347	451,276
Occidental Petroleum Corp.	5,348	333,876
ONEOK, Inc.	3,286	208,792
Phillips 66	3,476	352,397
Pioneer Natural Resources Co.	33,728	6,888,607
Targa Resources Corp.	1,625	118,544
Valero Energy Corp.	2,902	405,119
Williams Cos., Inc. (The)	8,958	267,486

		20,317,846

Total Energy		24,897,160

Financials (7.5%)
Banks (1.3%)
Bank of America Corp.	51,462	1,471,813
Citigroup, Inc.	14,245	667,948
Citizens Financial Group, Inc.	3,561	108,147
Comerica, Inc.	931	40,424
Fifth Third Bancorp	5,217	138,981
First Republic Bank	1,389	19,432
Huntington Bancshares, Inc.	10,964	122,797
JPMorgan Chase & Co.	21,628	2,818,345
KeyCorp	7,090	88,767
M&T Bank Corp.	1,283	153,408
PNC Financial Services Group, Inc. (The)‡	2,966	376,979
Regions Financial Corp.	6,751	125,298
Truist Financial Corp.	9,758	332,748
US Bancorp	10,107	364,357
Wells Fargo & Co.	28,026	1,047,612
Zions Bancorp NA	1,102	32,983

		7,910,039

Capital Markets (2.8%)
Ameriprise Financial, Inc.	774	237,231
Bank of New York Mellon Corp. (The)	5,423	246,421
BlackRock, Inc.‡	1,105	739,378
Cboe Global Markets, Inc.	806	108,197
Charles Schwab Corp. (The)	11,237	588,594
CME Group, Inc.	27,546	5,275,610
FactSet Research Systems, Inc.	289	119,961
Franklin Resources, Inc.	2,102	56,628
Goldman Sachs Group, Inc. (The)	2,491	814,831
Intercontinental Exchange, Inc.	4,098	427,380
Invesco Ltd.	3,309	54,268
KKR & Co., Inc.	100,286	5,267,021
MarketAxess Holdings, Inc.	271	106,040
Moody’s Corp.	1,148	351,311
Morgan Stanley	9,615	844,197
MSCI, Inc.	583	326,299
Nasdaq, Inc.	2,431	132,903
Northern Trust Corp.	1,558	137,306
Raymond James Financial, Inc.	1,401	130,671
S&P Global, Inc.	2,425	836,067
State Street Corp.	2,572	194,675
T. Rowe Price Group, Inc.	1,654	186,737

		17,181,726

Consumer Finance (0.2%)
American Express Co.	4,397	725,285
Capital One Financial Corp.	2,841	273,191
Discover Financial Services	2,007	198,372
Synchrony Financial	3,387	98,494

		1,295,342

Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	13,251	4,091,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	4,342	$235,901
Fiserv, Inc.*	4,671	527,963
FleetCor Technologies, Inc.*	533	112,383
Global Payments, Inc.	1,958	206,060
Jack Henry & Associates, Inc.	554	83,499
Mastercard, Inc., Class A	6,215	2,258,593
Paymentus Holdings, Inc., Class A(x)*	72,604	643,272
PayPal Holdings, Inc.*	8,385	636,757
Visa, Inc., Class A	11,974	2,699,658

		11,495,597

Insurance (1.3%)
Aflac, Inc.	4,148	267,629
Allstate Corp. (The)	1,935	214,417
American Equity Investment Life Holding Co.	79,840	2,913,362
American International Group, Inc.	5,458	274,865
Aon plc, Class A	1,521	479,556
Arch Capital Group Ltd.*	2,698	183,113
Arthur J Gallagher & Co.	1,551	296,722
Assurant, Inc.	391	46,947
Brown & Brown, Inc.	1,782	102,322
Chubb Ltd.	3,053	592,832
Cincinnati Financial Corp.	1,146	128,444
Everest Re Group Ltd.	280	100,246
Globe Life, Inc.	660	72,613
Hartford Financial Services Group, Inc. (The)	2,355	164,120
Lincoln National Corp.	1,185	26,627
Loews Corp.	1,395	80,938
Marsh & McLennan Cos., Inc.	3,648	607,574
MetLife, Inc.	4,847	280,835
Principal Financial Group, Inc.	1,677	124,635
Progressive Corp. (The)	4,303	615,587
Prudential Financial, Inc.	2,674	221,247
Travelers Cos., Inc. (The)	1,722	295,168
W R Berkley Corp.	1,529	95,195
Willis Towers Watson plc	805	187,066

		8,372,060

Total Financials		46,254,764

Health Care (12.2%)
Biotechnology (2.1%)
AbbVie, Inc.	13,007	2,072,926
Alnylam Pharmaceuticals, Inc.*	8,172	1,637,015
Amgen, Inc.	3,924	948,627
Biogen, Inc.*	1,048	291,375
Caris Life Sciences, Inc.(r)*	69,480	115,841
Gilead Sciences, Inc.	9,225	765,398
Horizon Therapeutics plc*	35,034	3,823,611
Incyte Corp.*	1,376	99,444
Moderna, Inc.*	8,180	1,256,284
Regeneron Pharmaceuticals, Inc.*	788	647,476
Ultragenyx Pharmaceutical, Inc.*	13,470	540,147
Vertex Pharmaceuticals, Inc.*	1,888	594,852

		12,792,996

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	12,824	1,298,558
Align Technology, Inc.*	528	176,426
Baxter International, Inc.	3,641	147,679
Becton Dickinson & Co.	2,098	519,339
Boston Scientific Corp.*	10,534	527,016
Cooper Cos., Inc. (The)	368	137,397
Dentsply Sirona, Inc.	1,638	64,341
Dexcom, Inc.*	2,841	330,067
Edwards Lifesciences Corp.*	4,516	373,609
GE HealthCare Technologies, Inc.*	2,646	217,051
Hologic, Inc.*	1,806	145,744
IDEXX Laboratories, Inc.*	615	307,549
Insulet Corp.*	27,343	8,721,323
Intuitive Surgical, Inc.*	2,599	663,967
Medtronic plc	9,776	788,141
ResMed, Inc.	1,077	235,852
STERIS plc	747	142,886
Stryker Corp.	2,477	707,109
Teleflex, Inc.	332	84,099
Zimmer Biomet Holdings, Inc.	1,537	198,581

		15,786,734

Health Care Providers & Services (3.2%)
AmerisourceBergen Corp.	1,182	189,250
Cardinal Health, Inc.	1,973	148,962
Centene Corp.*	4,143	261,879
Cigna Group (The)	2,203	562,933
CVS Health Corp.	9,457	702,750
DaVita, Inc.*	354	28,713
Elevance Health, Inc.	1,757	807,886
HCA Healthcare, Inc.	1,560	411,341
HealthEquity, Inc.*	63,557	3,731,431
Henry Schein, Inc.*	991	80,806
Humana, Inc.	931	451,963
Laboratory Corp. of America Holdings	646	148,205
McKesson Corp.	1,009	359,254
Molina Healthcare, Inc.*	442	118,231
Progyny, Inc.*	67,784	2,177,222
Quest Diagnostics, Inc.	835	118,136
Surgery Partners, Inc.*	182,122	6,277,745
UnitedHealth Group, Inc.	6,872	3,247,639
Universal Health Services, Inc., Class B	500	63,550

		19,887,896

Health Care Technology (0.2%)
Doximity, Inc., Class A(x)*	40,399	1,308,119

Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	2,169	300,059
Bio-Rad Laboratories, Inc., Class A*	158	75,685
Bio-Techne Corp.	1,192	88,435
Charles River Laboratories International, Inc.*	23,776	4,798,472
Danaher Corp.	4,819	1,214,581
Illumina, Inc.*	1,157	269,060
IQVIA Holdings, Inc.*	1,382	274,866
Mettler-Toledo International, Inc.*	165	252,485
PerkinElmer, Inc.	10,700	1,425,882
Syneos Health, Inc.*	118,080	4,206,010
Thermo Fisher Scientific, Inc.	2,885	1,662,827
Waters Corp.*	431	133,451
West Pharmaceutical Services, Inc.	539	186,747

		14,888,560

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	15,638	1,083,870
Catalent, Inc.*	1,274	83,715
Eli Lilly and Co.	5,800	1,991,836
Johnson & Johnson	19,229	2,980,495
Merck & Co., Inc.	18,647	1,983,854
Organon & Co.	1,920	45,158
Pfizer, Inc.	41,285	1,684,428
Viatris, Inc.	9,218	88,677
Zoetis, Inc.	3,428	570,556

		10,512,589

Total Health Care		75,176,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.7%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	4,120	$875,212
General Dynamics Corp.	1,656	377,916
Howmet Aerospace, Inc.	2,636	111,687
Huntington Ingalls Industries, Inc.	304	62,934
L3Harris Technologies, Inc.	24,874	4,881,274
Lockheed Martin Corp.	1,674	791,350
Northrop Grumman Corp.	1,064	491,270
Raytheon Technologies Corp.	10,812	1,058,819
Textron, Inc.	1,529	107,993
TransDigm Group, Inc.	380	280,079

		9,038,534

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	862	85,657
Expeditors International of Washington, Inc.	1,176	129,501
FedEx Corp.	1,711	390,947
GXO Logistics, Inc.*	46,630	2,352,950
United Parcel Service, Inc., Class B	5,368	1,041,338

		4,000,393

Building Products (0.6%)
A O Smith Corp.	980	67,767
Allegion plc	668	71,296
Carrier Global Corp.	6,226	284,840
Johnson Controls International plc	5,065	305,014
Masco Corp.	1,627	80,894
Trane Technologies plc	1,679	308,902
Trex Co., Inc.*	55,288	2,690,867

		3,809,580

Commercial Services & Supplies (1.5%)
Cintas Corp.	635	293,802
Copart, Inc.*	108,605	8,168,182
Republic Services, Inc.	1,504	203,371
Rollins, Inc.	1,759	66,015
Waste Management, Inc.	2,747	448,228

		9,179,598

Construction & Engineering (1.6%)
Quanta Services, Inc.	1,041	173,472
WillScot Mobile Mini Holdings Corp.*	210,349	9,861,161

		10,034,633

Electrical Equipment (1.7%)
AMETEK, Inc.	1,689	245,462
Atkore, Inc.*	3,336	468,641
Eaton Corp. plc	2,925	501,170
Emerson Electric Co.	4,208	366,685
Generac Holdings, Inc.*	497	53,681
NEXTracker, Inc., Class A(x)*	16,340	592,489
nVent Electric plc	77,150	3,312,821
Rockwell Automation, Inc.	845	247,965
Shoals Technologies Group, Inc., Class A*	132,950	3,029,931
Vertiv Holdings Co.(x)	100,562	1,439,042

		10,257,887

Ground Transportation (0.6%)
CSX Corp.	15,463	462,962
JB Hunt Transport Services, Inc.	626	109,838
Lyft, Inc., Class A*	61,000	565,470
Norfolk Southern Corp.	1,703	361,036
Old Dominion Freight Line, Inc.	672	229,044
Union Pacific Corp.	4,522	910,098
XPO, Inc.*	28,330	903,727

		3,542,175

Industrial Conglomerates (0.3%)
3M Co.	4,065	427,272
General Electric Co.	8,036	768,242
Honeywell International, Inc.	4,945	945,088

		2,140,602

Machinery (0.8%)
Brain Corp.(r)*	52,300	188,319
Caterpillar, Inc.	3,828	876,000
Cummins, Inc.	1,037	247,719
Deere & Co.	1,993	822,870
Dover Corp.	1,032	156,802
Fortive Corp.	2,593	176,765
IDEX Corp.	541	124,987
Illinois Tool Works, Inc.	2,056	500,533
Ingersoll Rand, Inc.	2,937	170,875
Nordson Corp.	411	91,349
Otis Worldwide Corp.	3,101	261,724
PACCAR, Inc.	3,837	280,868
Parker-Hannifin Corp.	944	317,288
Pentair plc	1,245	68,811
Snap-on, Inc.	405	99,990
Stanley Black & Decker, Inc.	1,124	90,572
Westinghouse Air Brake Technologies Corp.	1,311	132,490
Xylem, Inc.	1,292	135,272

		4,743,234

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	957	40,156
American Airlines Group, Inc.*	4,940	72,865
Delta Air Lines, Inc.*	4,667	162,972
Southwest Airlines Co.	4,293	139,694
United Airlines Holdings, Inc.*	2,344	103,722

		519,409

Professional Services (0.3%)
Automatic Data Processing, Inc.	3,051	679,244
Broadridge Financial Solutions, Inc.	891	130,594
CoStar Group, Inc.*	3,010	207,239
Equifax, Inc.	894	181,339
Jacobs Solutions, Inc.	970	113,985
Leidos Holdings, Inc.	1,038	95,558
Paychex, Inc.	2,359	270,318
Robert Half International, Inc.	769	61,958
Verisk Analytics, Inc.	1,150	220,639

		1,960,874

Trading Companies & Distributors (1.1%)
Fastenal Co.	4,213	227,249
H&E Equipment Services, Inc.	49,760	2,200,885
MSC Industrial Direct Co., Inc., Class A	46,438	3,900,792
United Rentals, Inc.	511	202,233
WW Grainger, Inc.	331	227,996

		6,759,155

Total Industrials		65,986,074

Information Technology (23.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,820	305,505
Cisco Systems, Inc.	30,199	1,578,653
F5, Inc.*	453	65,998
Juniper Networks, Inc.	2,275	78,305
Motorola Solutions, Inc.	1,230	351,940

		2,380,401

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,377	357,688
CDW Corp.	990	192,941
Corning, Inc.	5,569	196,474
Keysight Technologies, Inc.*	1,326	214,122
TE Connectivity Ltd.	2,370	310,826
Teledyne Technologies, Inc.*	353	157,918
Trimble, Inc.*	1,868	97,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*	367	$116,706

		1,644,596

IT Services (1.3%)
Accenture plc, Class A	4,634	1,324,444
Akamai Technologies, Inc.*	1,108	86,756
Cognizant Technology Solutions Corp., Class A	3,807	231,961
DXC Technology Co.*	1,592	40,692
EPAM Systems, Inc.*	436	130,364
Gartner, Inc.*	578	188,295
International Business Machines Corp.	6,650	871,748
Shopify, Inc., Class A*	76,547	3,669,663
Snowflake, Inc., Class A*	11,000	1,697,190
VeriSign, Inc.*	694	146,663

		8,387,776

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	11,859	1,162,301
Analog Devices, Inc.	3,735	736,617
Applied Materials, Inc.	6,216	763,511
Broadcom, Inc.	3,077	1,974,019
Enphase Energy, Inc.*	996	209,439
First Solar, Inc.*	746	162,255
Intel Corp.	30,353	991,633
KLA Corp.	1,019	406,754
Lam Research Corp.	1,003	531,710
Marvell Technology, Inc.	29,938	1,296,315
Microchip Technology, Inc.	4,013	336,209
Micron Technology, Inc.	7,996	482,479
Monolithic Power Systems, Inc.	323	161,674
NVIDIA Corp.	38,876	10,798,587
NXP Semiconductors NV	1,906	355,421
ON Semiconductor Corp.*	46,642	3,839,569
Qorvo, Inc.*	779	79,123
QUALCOMM, Inc.	8,245	1,051,897
Skyworks Solutions, Inc.	1,155	136,267
SolarEdge Technologies, Inc.*	5,100	1,550,145
Teradyne, Inc.	1,140	122,561
Texas Instruments, Inc.	6,675	1,241,617

		28,390,103

Software (11.7%)
Adobe, Inc.*	9,731	3,750,035
ANSYS, Inc.*	637	211,994
Autodesk, Inc.*	1,577	328,268
Avaya Holdings Corp.*	131	—
Cadence Design Systems, Inc.*	2,018	423,962
Ceridian HCM Holding, Inc.*	1,161	85,008
Clear Secure, Inc., Class A	38,363	1,003,960
Datadog, Inc., Class A*	7,246	526,494
DocuSign, Inc.*	58,531	3,412,357
Everbridge, Inc.*	65,500	2,270,885
Fair Isaac Corp.*	185	129,998
Fortinet, Inc.*	124,448	8,270,814
Gen Digital, Inc.	4,071	69,858
Gitlab, Inc., Class A(x)*	58,386	2,002,056
HubSpot, Inc.*	12,955	5,554,456
Intuit, Inc.	2,073	924,206
Microsoft Corp.	54,826	15,806,336
New Relic, Inc.*	35,450	2,669,031
Oracle Corp.	11,303	1,050,275
Paycom Software, Inc.*	370	112,484
Paycor HCM, Inc.*	63,016	1,671,184
PTC, Inc.*	804	103,097
Roper Technologies, Inc.	780	343,738
Salesforce, Inc.*	7,355	1,469,382
SentinelOne, Inc., Class A*	56,557	925,273
ServiceNow, Inc.*	26,016	12,090,156
Sprout Social, Inc., Class A*	33,966	2,067,850
Synopsys, Inc.*	1,125	434,531
Tyler Technologies, Inc.*	305	108,165
Varonis Systems, Inc.*	50,300	1,308,303
Workday, Inc., Class A*	16,582	3,424,846

		72,549,002

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	186,468	30,748,573
Hewlett Packard Enterprise Co.	9,368	149,232
HP, Inc.	6,394	187,664
NetApp, Inc.	1,555	99,287
Seagate Technology Holdings plc	1,429	94,486
Western Digital Corp.*	2,381	89,692

		31,368,934

Total Information Technology		144,720,812

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	1,631	468,440
Albemarle Corp.	858	189,652
Celanese Corp.	727	79,163
CF Industries Holdings, Inc.	1,437	104,168
Corteva, Inc.	5,219	314,758
Dow, Inc.	5,165	283,145
DuPont de Nemours, Inc.	3,374	242,152
Eastman Chemical Co.	876	73,882
Ecolab, Inc.	1,823	301,761
FMC Corp.	955	116,634
International Flavors & Fragrances, Inc.	1,853	170,402
Linde plc	3,637	1,292,735
LyondellBasell Industries NV, Class A	1,853	173,978
Mosaic Co. (The)	2,479	113,737
PPG Industries, Inc.	1,729	230,960
Sherwin-Williams Co. (The)	1,729	388,627

		4,544,194

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	453	160,842
Summit Materials, Inc., Class A*	140,897	4,014,156
Vulcan Materials Co.	967	165,898

		4,340,896

Containers & Packaging (0.1%)
Amcor plc	10,760	122,449
Avery Dennison Corp.	610	109,147
Ball Corp.	2,332	128,517
International Paper Co.	2,698	97,290
Packaging Corp. of America	682	94,682
Sealed Air Corp.	1,006	46,185
Westrock Co.	1,859	56,644

		654,914

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	10,488	429,064
Newmont Corp.	5,838	286,179
Nucor Corp.	1,886	291,331
Steel Dynamics, Inc.	1,256	142,003

		1,148,577

Total Materials		10,688,581

Real Estate (4.0%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,769	82,805
Ventas, Inc. (REIT)	2,975	128,966
Welltower, Inc. (REIT)	3,523	252,564

		464,335

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,435	89,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (0.2%)
Prologis, Inc. (REIT)	6,789	$847,064

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	1,123	141,038
Boston Properties, Inc. (REIT)	990	53,579

		194,617

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	57,836	4,211,039

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,019	171,253
Camden Property Trust (REIT)	810	84,920
Equity Residential (REIT)	2,451	147,060
Essex Property Trust, Inc. (REIT)	461	96,414
Invitation Homes, Inc. (REIT)	4,172	130,292
Mid-America Apartment Communities, Inc. (REIT)	830	125,363
UDR, Inc. (REIT)	2,188	89,839

		845,141

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	537	53,071
Kimco Realty Corp. (REIT)	4,447	86,850
Realty Income Corp. (REIT)	4,578	289,879
Regency Centers Corp. (REIT)	1,171	71,642
Simon Property Group, Inc. (REIT)	2,405	269,288

		770,730

Specialized REITs (2.8%)
American Tower Corp. (REIT)	3,424	699,660
Crown Castle, Inc. (REIT)	3,182	425,879
Digital Realty Trust, Inc. (REIT)	2,115	207,926
Equinix, Inc. (REIT)	681	491,028
Extra Space Storage, Inc. (REIT)	971	158,205
Iron Mountain, Inc. (REIT)	2,210	116,931
Lamar Advertising Co. (REIT), Class A	59,570	5,950,447
Public Storage (REIT)	1,163	351,389
SBA Communications Corp. (REIT)	32,144	8,391,834
VICI Properties, Inc. (REIT)	7,391	241,094
Weyerhaeuser Co. (REIT)	5,397	162,612

		17,197,005

Total Real Estate		24,619,554

Utilities (1.2%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,837	98,096
American Electric Power Co., Inc.	3,779	343,851
Constellation Energy Corp.	2,393	187,851
Duke Energy Corp.	5,664	546,406
Edison International	2,792	197,087
Entergy Corp.	1,475	158,917
Evergy, Inc.	1,686	103,048
Eversource Energy	2,536	198,467
Exelon Corp.	7,309	306,174
FirstEnergy Corp.	3,939	157,796
NextEra Energy, Inc.	14,615	1,126,524
NRG Energy, Inc.	1,750	60,008
PG&E Corp.*	11,789	190,628
Pinnacle West Capital Corp.	859	68,067
PPL Corp.	5,325	147,982
Southern Co. (The)	8,007	557,127
Xcel Energy, Inc.	4,025	271,446

		4,719,475

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,062	119,326

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	5,060	121,845

Multi-Utilities (0.3%)
Ameren Corp.	1,876	162,068
CenterPoint Energy, Inc.	4,527	133,365
CMS Energy Corp.	2,083	127,855
Consolidated Edison, Inc.	2,610	249,699
Dominion Energy, Inc.	6,129	342,672
DTE Energy Co.	1,404	153,794
NiSource, Inc.	3,042	85,054
Public Service Enterprise Group, Inc.	3,665	228,879
Sempra Energy	2,312	349,482
WEC Energy Group, Inc.	2,316	219,534

		2,052,402

Water Utilities (0.1%)
American Water Works Co., Inc.	1,382	202,449

Total Utilities		7,215,497

Total Common Stocks (87.1%) (Cost $511,096,366)		538,459,071

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc.
0.000%(r)*	22,891	87,510

Total Preferred Stock (0.0%)† (Cost $300,833)		87,510

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc.
3.125%, 1/15/29§	$1,955,000	1,916,877

Total Communication Services		1,916,877

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		1,916,877

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (11.0%)
JPMorgan Prime Money Market Fund, IM Shares	67,356,338	67,376,545

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $658,739, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $671,645.(xx)	$658,476	658,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $100,069, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $110,295.(xx)	$100,000	$100,000

Total Repurchase Agreements		758,476

Total Short-Term Investments (11.1%) (Cost $68,137,185)		68,135,021

Total Investments in Securities (98.5%) (Cost $581,581,928)		608,598,479
Other Assets Less Liabilities (1.5%)		9,576,800

Net Assets (100%)		$618,175,279

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $1,916,877 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $1,450,591. This was collateralized by $723,252 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $758,476 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,966	479,506	—	(9,104)	375	(93,798)	376,979	4,554	—
Capital Markets
BlackRock, Inc.	1,105	801,460	—	(16,269)	3,316	(49,129)	739,378	5,655	—

Total		1,280,966	—	(25,373)	3,691	(142,927)	1,116,357	10,209	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	297	6/2023	USD	61,445,588	3,644,935

					3,644,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,123,849	$—	$—	$26,123,849
Consumer Discretionary	60,443,831	1,646,000	464,793	62,554,624
Consumer Staples	50,221,262	—	—	50,221,262
Energy	24,897,160	—	—	24,897,160
Financials	46,254,764	—	—	46,254,764
Health Care	75,061,053	—	115,841	75,176,894
Industrials	65,797,755	—	188,319	65,986,074
Information Technology	144,720,812	—	—	144,720,812
Materials	10,688,581	—	—	10,688,581
Real Estate	24,619,554	—	—	24,619,554
Utilities	7,215,497	—	—	7,215,497
Convertible Bond
Communication Services	—	1,916,877	—	1,916,877
Futures	3,644,935	—	—	3,644,935
Preferred Stock
Information Technology	—	—	87,510	87,510
Short-Term Investments
Investment Company	67,376,545	—	—	67,376,545
Repurchase Agreements	—	758,476	—	758,476

Total Assets	$607,065,598	$4,321,353	$856,463	$612,243,414

Total Liabilities	$—	$—	$—	$—

Total	$607,065,598	$4,321,353	$856,463	$612,243,414

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,262,314
Aggregate gross unrealized depreciation	(56,217,170)

Net unrealized appreciation	$32,045,144

Federal income tax cost of investments in securities and derivative instruments, if applicable	$580,198,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,096,478	$21,107,201
Bandwidth, Inc., Class A*	3,300	50,160
Cogent Communications Holdings, Inc.	4,300	273,996
EchoStar Corp., Class A*	2,300	42,067
Frontier Communications Parent, Inc.*	37,900	862,983
Iridium Communications, Inc.	18,800	1,164,284
Liberty Latin America Ltd., Class C*	3,934	32,495
Lumen Technologies, Inc.	161,457	427,861
Verizon Communications, Inc.	637,594	24,796,031

		48,757,078

Entertainment (1.5%)
Activision Blizzard, Inc.	118,900	10,176,651
AMC Entertainment Holdings, Inc., Class A(x)*	83,300	417,333
Electronic Arts, Inc.	45,200	5,444,340
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	256,162
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,348,090
Lions Gate Entertainment Corp., Class B*	3,900	40,482
Live Nation Entertainment, Inc.*	25,200	1,764,000
Madison Square Garden Entertainment Corp.*	400	23,628
Madison Square Garden Sports Corp., Class A	2,229	434,321
Netflix, Inc.*	67,000	23,147,160
Playtika Holding Corp.*	34,142	384,439
ROBLOX Corp., Class A*	68,100	3,063,138
Roku, Inc.*	18,500	1,217,670
Spotify Technology SA*	21,860	2,920,933
Take-Two Interactive Software, Inc.*	25,011	2,983,834
Walt Disney Co. (The)*	276,439	27,679,837
Warner Bros Discovery, Inc.*	362,546	5,474,445
World Wrestling Entertainment, Inc., Class A	6,600	602,316

		88,378,779

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	905,840	93,962,783
Alphabet, Inc., Class C*	803,300	83,543,200
Cargurus, Inc.*	15,000	280,200
IAC, Inc.*	14,850	766,260
Match Group, Inc.*	44,698	1,715,956
MediaAlpha, Inc., Class A*	3,000	44,940
Meta Platforms, Inc., Class A*	341,087	72,289,979
Pinterest, Inc., Class A*	90,600	2,470,662
Shutterstock, Inc.	3,680	267,168
TripAdvisor, Inc.*	17,100	339,606
Vimeo, Inc.*	10,308	39,480
Yelp, Inc.*	8,100	248,670
Ziff Davis, Inc.*	9,200	718,060
ZoomInfo Technologies, Inc., Class A*	42,500	1,050,175

		257,737,139

Media (0.9%)
Advantage Solutions, Inc.*	4,700	7,426
Altice USA, Inc., Class A*	37,700	128,934
Cable One, Inc.	900	631,800
Cardlytics, Inc.(x)*	200	679
Charter Communications, Inc., Class A*	16,279	5,821,533
Comcast Corp., Class A	650,748	24,669,857
Fox Corp., Class A	57,308	1,951,337
Fox Corp., Class B	23,485	735,315
iHeartMedia, Inc., Class A*	100	390
Integral Ad Science Holding Corp.*	2,200	31,394
Interpublic Group of Cos., Inc. (The)	61,700	2,297,708
John Wiley & Sons, Inc., Class A	5,500	213,235
Liberty Broadband Corp., Class A*	2,900	238,148
Liberty Broadband Corp., Class C*	22,328	1,824,198
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,997	168,456
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	961,876
Magnite, Inc.*	3,100	28,706
New York Times Co. (The), Class A	31,600	1,228,608
News Corp., Class A	66,861	1,154,689
News Corp., Class B	13,800	240,534
Nexstar Media Group, Inc., Class A	6,272	1,082,924
Omnicom Group, Inc.	33,700	3,179,258
Paramount Global, Class B(x)	95,316	2,126,500
TechTarget, Inc.*	400	14,448
TEGNA, Inc.	38,500	651,035
Trade Desk, Inc. (The), Class A*	68,760	4,188,172

		53,577,160

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	38,040
T-Mobile US, Inc.*	92,803	13,441,586
United States Cellular Corp.*	6,900	143,037

		13,622,663

Total Communication Services		462,072,819

Consumer Discretionary (10.3%)
Automobile Components (0.2%)
Adient plc*	15,253	624,763
Aptiv plc*	43,900	4,925,141
BorgWarner, Inc.	35,360	1,736,529
Dana, Inc.	19,100	287,455
Dorman Products, Inc.*	2,600	224,276
Fox Factory Holding Corp.*	6,900	837,453
Gentex Corp.	38,800	1,087,564
Gentherm, Inc.*	2,600	157,092
Goodyear Tire & Rubber Co. (The)*	39,400	434,188
LCI Industries	3,100	340,597
Lear Corp.	10,600	1,478,594
QuantumScape Corp.(x)*	33,400	273,212
Visteon Corp.*	4,100	643,003

		13,049,867

Automobiles (1.7%)
Ford Motor Co.	606,736	7,644,874
General Motors Co.	214,900	7,882,532
Harley-Davidson, Inc.	20,850	791,675
Lucid Group, Inc.(x)*	82,300	661,692
Rivian Automotive, Inc., Class A(x)*	79,984	1,238,152
Tesla, Inc.*	389,227	80,749,033
Thor Industries, Inc.	10,700	852,148

		99,820,106

Broadline Retail (2.4%)
Amazon.com, Inc.*	1,338,460	138,249,533
Dillard’s, Inc., Class A(x)	1,200	369,216
eBay, Inc.	86,670	3,845,548
Etsy, Inc.*	20,900	2,326,797
Kohl’s Corp.	26,810	631,108
Macy’s, Inc.	50,700	886,743
Nordstrom, Inc.(x)	19,800	322,146
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	585,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Qurate Retail, Inc.*	57,283	$56,584

		147,272,869

Distributors (0.1%)
Genuine Parts Co.	21,500	3,597,165
LKQ Corp.	37,900	2,151,204
Pool Corp.	6,400	2,191,616

		7,939,985

Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	81,515
ADT, Inc.	55,314	399,920
Bright Horizons Family Solutions, Inc.*	12,000	923,880
Chegg, Inc.*	20,100	327,630
Coursera, Inc.*	13,100	150,912
Duolingo, Inc.*	4,800	684,432
Frontdoor, Inc.*	15,900	443,292
Graham Holdings Co., Class B	900	536,256
Grand Canyon Education, Inc.*	4,900	558,110
H&R Block, Inc.	25,450	897,113
Mister Car Wash, Inc.(x)*	23,900	206,018
Service Corp. International	23,900	1,643,842
Strategic Education, Inc.	2,600	233,558

		7,086,478

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	58,000	7,215,200
Aramark	35,100	1,256,580
Booking Holdings, Inc.*	5,880	15,596,171
Boyd Gaming Corp.	15,000	961,800
Brinker International, Inc.(x)*	7,600	288,800
Caesars Entertainment, Inc.*	33,000	1,610,730
Carnival Corp.(x)*	141,160	1,432,774
Chipotle Mexican Grill, Inc.*	4,300	7,345,647
Choice Hotels International, Inc.	7,400	867,206
Churchill Downs, Inc.	6,600	1,696,530
Cracker Barrel Old Country Store, Inc.	3,500	397,600
Darden Restaurants, Inc.	18,750	2,909,250
Domino’s Pizza, Inc.	6,400	2,111,168
DoorDash, Inc., Class A*	38,698	2,459,645
DraftKings, Inc., Class A*	50,300	973,808
Expedia Group, Inc.*	23,787	2,308,052
Hilton Grand Vacations, Inc.*	11,340	503,836
Hilton Worldwide Holdings, Inc.	40,087	5,647,056
Hyatt Hotels Corp., Class A*	7,100	793,709
International Game Technology plc	11,100	297,480
Las Vegas Sands Corp.*	57,000	3,274,650
Life Time Group Holdings, Inc.*	5,700	90,972
Light & Wonder, Inc.*	15,800	948,790
Marriott International, Inc., Class A	40,205	6,675,638
Marriott Vacations Worldwide Corp.	8,171	1,101,941
McDonald’s Corp.	112,521	31,461,997
MGM Resorts International	50,200	2,229,884
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	743,785
Papa John’s International, Inc.	5,200	389,636
Penn Entertainment, Inc.*	27,000	800,820
Planet Fitness, Inc., Class A*	12,600	978,642
Red Rock Resorts, Inc., Class A	10,100	450,157
Royal Caribbean Cruises Ltd.*	33,350	2,177,755
Sabre Corp.*	48,600	208,494
SeaWorld Entertainment, Inc.*	7,200	441,432
Six Flags Entertainment Corp.*	2,584	69,019
Starbucks Corp.	175,600	18,285,228
Texas Roadhouse, Inc.	11,500	1,242,690
Travel + Leisure Co.	10,070	394,744
Vail Resorts, Inc.	6,500	1,518,920
Wendy’s Co. (The)	25,900	564,102
Wingstop, Inc.	5,500	1,009,690
Wyndham Hotels & Resorts, Inc.	14,570	988,574
Wynn Resorts Ltd.*	15,800	1,768,178
Yum! Brands, Inc.	45,840	6,054,547

		140,543,327

Household Durables (0.5%)
DR Horton, Inc.	52,600	5,138,494
Garmin Ltd.	26,100	2,634,012
Helen of Troy Ltd.*	1,700	161,789
Installed Building Products, Inc.	2,700	307,881
KB Home	18,600	747,348
Leggett & Platt, Inc.	22,400	714,112
Lennar Corp., Class A	39,089	4,108,645
Lennar Corp., Class B	1,000	89,310
LGI Homes, Inc.*	1,600	182,448
M.D.C. Holdings, Inc.	3,312	128,737
Meritage Homes Corp.	5,500	642,180
Mohawk Industries, Inc.*	11,400	1,142,508
Newell Brands, Inc.	66,190	823,404
NVR, Inc.*	500	2,786,095
PulteGroup, Inc.	36,600	2,133,048
Skyline Champion Corp.*	8,400	631,932
Sonos, Inc.*	13,700	268,794
Taylor Morrison Home Corp., Class A*	14,900	570,074
Tempur Sealy International, Inc.	25,500	1,006,995
Toll Brothers, Inc.	20,800	1,248,624
TopBuild Corp.*	7,011	1,459,270
Whirlpool Corp.	11,020	1,454,860

		28,380,560

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	285,264
Brunswick Corp.	14,900	1,221,800
Hasbro, Inc.	22,600	1,213,394
Mattel, Inc.*	54,800	1,008,868
Peloton Interactive, Inc., Class A*	44,903	509,200
Polaris, Inc.	12,300	1,360,749
Topgolf Callaway Brands Corp.*	16,300	352,406
YETI Holdings, Inc.(x)*	12,900	516,000

		6,467,681

Specialty Retail (2.2%)
Aaron’s Co., Inc. (The)	4,500	43,470
Academy Sports & Outdoors, Inc.	12,400	809,100
Advance Auto Parts, Inc.	11,350	1,380,273
Asbury Automotive Group, Inc.*	3,300	693,000
AutoNation, Inc.*	6,500	873,340
AutoZone, Inc.*	2,890	7,104,053
Bath & Body Works, Inc.	41,190	1,506,730
Bed Bath & Beyond, Inc.*	22,400	9,574
Best Buy Co., Inc.	31,110	2,434,980
Burlington Stores, Inc.*	10,000	2,021,000
Camping World Holdings, Inc., Class A(x)	3,200	66,784
CarMax, Inc.*	26,850	1,725,918
Carvana Co.(x)*	12,800	125,312
Dick’s Sporting Goods, Inc.	8,300	1,177,687
Five Below, Inc.*	8,200	1,688,954
Floor & Decor Holdings, Inc., Class A*	16,700	1,640,274
Foot Locker, Inc.	12,100	480,249
GameStop Corp., Class A(x)*	39,200	902,384
Gap, Inc. (The)(x)	32,090	322,184
Group 1 Automotive, Inc.	1,900	430,198
Home Depot, Inc. (The)	156,740	46,257,109
Leslie’s, Inc.*	19,354	213,087
Lithia Motors, Inc., Class A	4,300	984,399
Lowe’s Cos., Inc.	94,163	18,829,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Monro, Inc.	5,300	$261,979
Murphy USA, Inc.	3,855	994,783
National Vision Holdings, Inc.*	4,900	92,316
O’Reilly Automotive, Inc.*	9,650	8,192,657
Overstock.com, Inc.(x)*	7,200	145,944
Penske Automotive Group, Inc.	4,900	694,869
Petco Health & Wellness Co., Inc.(x)*	35,300	317,700
RH(x)*	2,769	674,390
Ross Stores, Inc.	51,720	5,489,044
Signet Jewelers Ltd.	8,600	668,908
Sleep Number Corp.*	4,600	139,886
TJX Cos., Inc. (The)	180,800	14,167,488
Tractor Supply Co.	16,700	3,925,168
Ulta Beauty, Inc.*	8,300	4,529,061
Upbound Group, Inc.	9,600	235,296
Urban Outfitters, Inc.*	14,600	404,712
Victoria’s Secret & Co.*	13,730	468,879
Wayfair, Inc., Class A(x)*	11,600	398,344
Williams-Sonoma, Inc.	13,300	1,618,078

		135,139,336

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	25,200	1,184,400
Carter’s, Inc.	4,180	300,626
Columbia Sportswear Co.	5,200	469,248
Crocs, Inc.*	9,300	1,175,892
Deckers Outdoor Corp.*	5,000	2,247,750
Hanesbrands, Inc.	13,700	72,062
Kontoor Brands, Inc.	1,642	79,456
Lululemon Athletica, Inc.*	17,200	6,264,068
NIKE, Inc., Class B	185,920	22,801,229
PVH Corp.	11,881	1,059,310
Ralph Lauren Corp.(x)	6,470	754,855
Skechers USA, Inc., Class A*	20,300	964,656
Steven Madden Ltd.	103	3,708
Tapestry, Inc.	41,827	1,803,162
Under Armour, Inc., Class A*	44,900	426,101
VF Corp.	60,000	1,374,600

		40,981,123

Total Consumer Discretionary		626,681,332

Consumer Staples (6.6%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	525,920
Brown-Forman Corp., Class A	12,200	795,318
Brown-Forman Corp., Class B	33,475	2,151,438
Celsius Holdings, Inc.*	8,300	771,402
Coca-Cola Co. (The)	594,340	36,866,910
Coca-Cola Consolidated, Inc.	300	160,524
Constellation Brands, Inc., Class A	24,000	5,421,360
Duckhorn Portfolio, Inc. (The)*	4,000	63,600
Keurig Dr Pepper, Inc.	132,810	4,685,537
Molson Coors Beverage Co., Class B	30,150	1,558,152
Monster Beverage Corp.*	110,200	5,951,902
National Beverage Corp.*	5,600	295,232
PepsiCo, Inc.	210,490	38,372,327
Primo Water Corp.	8,800	135,080

		97,754,702

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	25,400	527,812
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,574,649
Casey’s General Stores, Inc.	7,100	1,536,866
Costco Wholesale Corp.	67,350	33,464,195
Dollar General Corp.	35,400	7,450,284
Dollar Tree, Inc.*	32,523	4,668,677
Grocery Outlet Holding Corp.(x)*	2,200	62,172
Kroger Co. (The)	101,520	5,012,042
Performance Food Group Co.*	23,132	1,395,785
PriceSmart, Inc.	1,200	85,776
Sprouts Farmers Market, Inc.*	16,300	570,989
Sysco Corp.	78,650	6,074,139
Target Corp.	71,760	11,885,609
United Natural Foods, Inc.*	2,700	71,145
US Foods Holding Corp.*	30,600	1,130,364
Walgreens Boots Alliance, Inc.	114,980	3,976,008
Walmart, Inc.	215,620	31,793,169

		111,279,681

Food Products (1.1%)
Archer-Daniels-Midland Co.	87,660	6,982,996
Beyond Meat, Inc.*	9,000	146,070
Bunge Ltd.	22,080	2,109,082
Campbell Soup Co.	31,300	1,720,874
Conagra Brands, Inc.	77,592	2,914,356
Darling Ingredients, Inc.*	28,800	1,681,920
Flowers Foods, Inc.	28,800	789,408
Freshpet, Inc.(x)*	6,400	423,616
General Mills, Inc.	92,700	7,922,142
Hain Celestial Group, Inc. (The)*	13,600	233,240
Hershey Co. (The)	21,950	5,584,299
Hormel Foods Corp.	44,500	1,774,660
Hostess Brands, Inc.*	13,200	328,416
Ingredion, Inc.	12,200	1,241,106
J & J Snack Foods Corp.	1,100	163,042
J M Smucker Co. (The)	16,927	2,663,802
Kellogg Co.	39,100	2,618,136
Kraft Heinz Co. (The)	109,336	4,228,023
Lamb Weston Holdings, Inc.	22,050	2,304,666
Lancaster Colony Corp.	2,200	446,336
McCormick & Co., Inc. (Non-Voting)	39,700	3,303,437
Mondelez International, Inc., Class A	205,310	14,314,213
Pilgrim’s Pride Corp.*	6,900	159,942
Post Holdings, Inc.*	9,400	844,778
Simply Good Foods Co. (The)*	8,000	318,160
Tootsie Roll Industries, Inc.	1,442	64,760
TreeHouse Foods, Inc.*	3,700	186,591
Tyson Foods, Inc., Class A	48,700	2,888,884
VZS Enterprises, Inc.(r)*	872	—

		68,356,955

Household Products (1.3%)
Church & Dwight Co., Inc.	39,100	3,456,831
Clorox Co. (The)	19,950	3,156,888
Colgate-Palmolive Co.	128,220	9,635,733
Kimberly-Clark Corp.	53,100	7,127,082
Procter & Gamble Co. (The)	358,145	53,252,580
Reynolds Consumer Products, Inc.	6,043	166,183
WD-40 Co.	1,000	178,050

		76,973,347

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	670,378
Coty, Inc., Class A*	53,200	641,592
e.l.f. Beauty, Inc.*	7,400	609,390
Estee Lauder Cos., Inc. (The), Class A	34,800	8,576,808
Inter Parfums, Inc.	1,400	199,136
Medifast, Inc.	1,900	196,973
Nu Skin Enterprises, Inc., Class A(x)	4,100	161,171
Olaplex Holdings, Inc.*	19,600	83,692

		11,139,140

Tobacco (0.6%)
Altria Group, Inc.	269,990	12,046,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Philip Morris International, Inc.	235,030	$22,856,667

		34,903,621

Total Consumer Staples		400,407,446

Energy (4.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	143,384	4,138,062
Cactus, Inc., Class A	10,400	428,792
ChampionX Corp.	31,995	868,024
Dril-Quip, Inc.*	3,100	88,939
Expro Group Holdings NV*	3,683	67,620
Halliburton Co.	141,130	4,465,353
Helmerich & Payne, Inc.	16,200	579,150
Liberty Energy, Inc., Class A	21,863	280,065
NexTier Oilfield Solutions, Inc.*	22,224	176,681
Noble Corp. plc*	13,200	521,004
NOV, Inc.	59,880	1,108,379
Oceaneering International, Inc.*	14,000	246,820
Patterson-UTI Energy, Inc.	33,000	386,100
ProPetro Holding Corp.*	3,000	21,570
RPC, Inc.	16,700	128,423
Schlumberger NV	214,255	10,519,921
US Silica Holdings, Inc.*	7,700	91,938
Valaris Ltd.*	9,900	644,094
Weatherford International plc*	7,900	468,865

		25,229,800

Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	54,300	569,607
Antero Resources Corp.*	51,000	1,177,590
APA Corp.	58,080	2,094,365
Arch Resources, Inc.	3,000	394,380
California Resources Corp.	8,300	319,550
Callon Petroleum Co.*	10,300	344,432
Cheniere Energy, Inc.	39,200	6,177,920
Chesapeake Energy Corp.	19,700	1,497,988
Chevron Corp.	293,366	47,865,597
Chord Energy Corp.	7,345	988,637
Civitas Resources, Inc.	12,000	820,080
Clean Energy Fuels Corp.*	52,500	228,900
CNX Resources Corp.*	26,300	421,326
Comstock Resources, Inc.	7,700	83,083
ConocoPhillips	189,112	18,761,802
Coterra Energy, Inc.	129,335	3,173,881
Crescent Energy Co., Class A(x)	3,100	35,061
CVR Energy, Inc.(x)	10,000	327,800
Denbury, Inc.*	8,100	709,803
Devon Energy Corp.	101,194	5,121,428
Diamondback Energy, Inc.	27,041	3,655,132
DT Midstream, Inc.	17,200	849,164
Enviva, Inc.(x)	5,500	158,840
EOG Resources, Inc.	89,600	10,270,848
EQT Corp.	57,000	1,818,870
Equitrans Midstream Corp.	42,801	247,390
Excelerate Energy, Inc., Class A	9,300	205,902
Exxon Mobil Corp.#	620,565	68,051,158
Frontline plc(x)	1,400	23,184
Golar LNG Ltd.*	20,000	432,000
Green Plains, Inc.*	600	18,594
Hess Corp.	44,120	5,838,841
HF Sinclair Corp.	23,686	1,145,929
HighPeak Energy, Inc.(x)	4,100	94,300
Kinder Morgan, Inc.	308,071	5,394,323
Kosmos Energy Ltd.*	91,600	681,504
Magnolia Oil & Gas Corp., Class A	28,400	621,392
Marathon Oil Corp.	109,190	2,616,192
Marathon Petroleum Corp.	70,933	9,563,896
Matador Resources Co.	18,200	867,230
Murphy Oil Corp.	24,100	891,218
New Fortress Energy, Inc.(x)	8,293	244,063
Occidental Petroleum Corp.	125,935	7,862,122
ONEOK, Inc.	68,413	4,346,962
Ovintiv, Inc.	45,700	1,648,856
PBF Energy, Inc., Class A	14,700	637,392
PDC Energy, Inc.	16,979	1,089,712
Peabody Energy Corp.*	14,200	363,520
Permian Resources Corp.	46,900	492,450
Phillips 66	74,888	7,592,145
Pioneer Natural Resources Co.	37,322	7,622,645
Range Resources Corp.	38,900	1,029,683
SFL Corp. Ltd.	9,800	93,100
SM Energy Co.	19,000	535,040
Southwestern Energy Co.*	159,700	798,500
Targa Resources Corp.	35,900	2,618,905
Tellurian, Inc.(x)*	20,700	25,461
Texas Pacific Land Corp.	1,000	1,701,020
Valero Energy Corp.	60,130	8,394,148
Vitesse Energy, Inc.(x)	4,188	79,698
Williams Cos., Inc. (The)	192,379	5,744,437
World Fuel Services Corp.	10,700	273,385

		257,752,381

Total Energy		282,982,181

Financials (13.3%)
Banks (3.3%)
Ameris Bancorp	6,000	219,480
Associated Banc-Corp.	22,706	408,254
Atlantic Union Bankshares Corp.	7,400	259,370
Axos Financial, Inc.*	8,300	306,436
BancFirst Corp.	2,600	216,060
Bank of America Corp.	1,069,146	30,577,576
Bank of Hawaii Corp.	7,400	385,392
Bank of NT Butterfield & Son Ltd. (The)	3,700	99,900
Bank OZK	17,300	591,660
BankUnited, Inc.	15,200	343,216
Banner Corp.	5,000	271,850
Berkshire Hills Bancorp, Inc.	300	7,518
BOK Financial Corp.	4,050	341,860
Brookline Bancorp, Inc.	15,400	161,700
Cadence Bank	29,750	617,610
Capitol Federal Financial, Inc.	9,386	63,168
Cathay General Bancorp	14,930	515,384
Citigroup, Inc.	294,684	13,817,733
Citizens Financial Group, Inc.	79,178	2,404,636
City Holding Co.	2,130	193,574
Columbia Banking System, Inc.	42,826	917,333
Columbia Financial, Inc.*	7,600	138,928
Comerica, Inc.	23,900	1,037,738
Commerce Bancshares, Inc.	17,594	1,026,610
Community Bank System, Inc.	8,900	467,161
Cullen/Frost Bankers, Inc.	12,200	1,285,148
CVB Financial Corp.	20,700	345,276
Dime Community Bancshares, Inc.	4,197	95,356
East West Bancorp, Inc.	24,200	1,343,100
Eastern Bankshares, Inc.	32,000	403,840
Enterprise Financial Services Corp.	100	4,459
FB Financial Corp.	2,000	62,160
Fifth Third Bancorp	109,145	2,907,623
First Bancorp	38,100	435,102
First Busey Corp.	4,733	96,269
First Citizens BancShares, Inc., Class A	1,972	1,918,953
First Commonwealth Financial Corp.	8,100	100,683
First Financial Bancorp	11,100	241,647
First Financial Bankshares, Inc.	22,500	717,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Financial Corp.	7,100	$266,108
First Hawaiian, Inc.	21,800	449,734
First Horizon Corp.	92,350	1,641,983
First Interstate BancSystem, Inc., Class A	10,696	319,382
First Merchants Corp.	6,900	227,355
First Republic Bank	30,200	422,498
FNB Corp.	46,456	538,890
Fulton Financial Corp.	28,500	393,870
Glacier Bancorp, Inc.	20,100	844,401
Hancock Whitney Corp.	12,024	437,674
Heartland Financial USA, Inc.	2,500	95,900
Hilltop Holdings, Inc.	8,700	258,129
Home BancShares, Inc.	27,800	603,538
HomeStreet, Inc.	900	16,191
Hope Bancorp, Inc.	9,683	95,087
Huntington Bancshares, Inc.	238,224	2,668,109
Independent Bank Corp.	7,200	472,464
Independent Bank Group, Inc.	4,700	217,845
International Bancshares Corp.	6,800	291,176
JPMorgan Chase & Co.	442,525	57,665,433
Kearny Financial Corp.	16,032	130,180
KeyCorp	147,802	1,850,481
Lakeland Financial Corp.	1,000	62,640
Live Oak Bancshares, Inc.	5,300	129,161
M&T Bank Corp.	27,512	3,289,610
NBT Bancorp, Inc.	4,800	161,808
New York Community Bancorp, Inc.	118,186	1,068,401
OceanFirst Financial Corp.	3,200	59,136
Old National Bancorp	46,300	667,646
Pacific Premier Bancorp, Inc.	14,300	343,486
PacWest Bancorp	20,196	196,507
Park National Corp.	1,200	142,284
Pinnacle Financial Partners, Inc.	16,056	885,649
PNC Financial Services Group, Inc. (The)	60,618	7,704,548
Popular, Inc.	14,350	823,833
Prosperity Bancshares, Inc.	13,412	825,106
Regions Financial Corp.	144,700	2,685,632
Renasant Corp.	2,200	67,276
S&T Bancorp, Inc.	6,200	194,990
Seacoast Banking Corp. of Florida	2,400	56,880
ServisFirst Bancshares, Inc.	5,300	289,539
Simmons First National Corp., Class A	14,600	255,354
SouthState Corp.	12,098	862,103
Synovus Financial Corp.	23,113	712,574
Texas Capital Bancshares, Inc.*	9,000	440,640
Tompkins Financial Corp.	3,539	234,317
Towne Bank	8,479	225,965
Truist Financial Corp.	210,160	7,166,456
Trustmark Corp.	6,450	159,315
UMB Financial Corp.	7,700	444,444
United Bankshares, Inc.	20,400	718,080
United Community Banks, Inc.	10,000	281,200
US Bancorp	211,390	7,620,609
Valley National Bancorp	75,029	693,268
Washington Federal, Inc.	7,500	225,900
Webster Financial Corp.	34,188	1,347,691
Wells Fargo & Co.	575,373	21,507,443
WesBanco, Inc.	6,400	196,480
Westamerica Bancorp	2,700	119,610
Western Alliance Bancorp	20,800	739,232
Wintrust Financial Corp.	11,500	838,925
WSFS Financial Corp.	5,890	221,523
Zions Bancorp NA	28,300	847,019

		200,766,221

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	8,140	1,159,299
Ameriprise Financial, Inc.	16,460	5,044,990
Ares Management Corp.	22,481	1,875,815
Artisan Partners Asset Management, Inc., Class A	10,705	342,346
Associated Capital Group, Inc., Class A	6,600	243,870
Bank of New York Mellon Corp. (The)	116,650	5,300,576
BGC Partners, Inc., Class A	15,400	80,542
BlackRock, Inc.	22,963	15,365,003
Blackstone, Inc., Class A	107,800	9,469,152
Blue Owl Capital, Inc.	62,400	691,392
Brightsphere Investment Group, Inc.	7,200	169,776
Carlyle Group, Inc. (The)	32,000	993,920
Cboe Global Markets, Inc.	17,600	2,362,624
Charles Schwab Corp. (The)	231,375	12,119,423
CME Group, Inc.	55,165	10,565,201
Cohen & Steers, Inc.	5,200	332,592
Coinbase Global, Inc., Class A(x)*	24,000	1,621,680
Evercore, Inc., Class A	7,000	807,660
FactSet Research Systems, Inc.	6,200	2,573,558
Federated Hermes, Inc., Class B	16,800	674,352
Focus Financial Partners, Inc., Class A*	7,400	383,838
Franklin Resources, Inc.	54,890	1,478,737
Goldman Sachs Group, Inc. (The)	49,400	16,159,234
Hamilton Lane, Inc., Class A	4,300	318,114
Houlihan Lokey, Inc.	6,600	577,434
Interactive Brokers Group, Inc., Class A	14,040	1,159,142
Intercontinental Exchange, Inc.	83,716	8,730,742
Invesco Ltd.	66,200	1,085,680
Janus Henderson Group plc	28,300	753,912
Jefferies Financial Group, Inc.	35,588	1,129,563
KKR & Co., Inc.	88,091	4,626,539
Lazard Ltd., Class A	12,500	413,875
LPL Financial Holdings, Inc.	12,900	2,610,960
MarketAxess Holdings, Inc.	5,660	2,214,701
Moelis & Co., Class A	5,900	226,796
Moody’s Corp.	25,650	7,849,413
Morgan Stanley	185,687	16,303,319
Morningstar, Inc.	3,200	649,696
MSCI, Inc.	12,134	6,791,278
Nasdaq, Inc.	52,300	2,859,241
Northern Trust Corp.	33,350	2,939,135
Piper Sandler Cos.	2,600	360,386
Raymond James Financial, Inc.	30,000	2,798,100
Robinhood Markets, Inc., Class A(x)*	86,000	835,060
S&P Global, Inc.	49,434	17,043,360
SEI Investments Co.	16,150	929,432
State Street Corp.	56,150	4,249,993
StepStone Group, Inc., Class A	7,000	169,890
Stifel Financial Corp.	15,508	916,368
T. Rowe Price Group, Inc.	36,280	4,096,012
Tradeweb Markets, Inc., Class A	15,000	1,185,300
Victory Capital Holdings, Inc., Class A	2,400	70,248
Virtu Financial, Inc., Class A	15,500	292,950

		184,002,219

Consumer Finance (0.6%)
Ally Financial, Inc.	53,469	1,362,925
American Express Co.	93,256	15,382,577
Capital One Financial Corp.	61,270	5,891,723
Credit Acceptance Corp.(x)*	1,100	479,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Discover Financial Services	41,770	$4,128,547
FirstCash Holdings, Inc.	7,272	693,531
Navient Corp.	25,584	409,088
Nelnet, Inc., Class A	4,000	367,560
OneMain Holdings, Inc.	17,900	663,732
PROG Holdings, Inc.*	3,290	78,269
SLM Corp.	37,884	469,383
SoFi Technologies, Inc.(x)*	123,000	746,610
Synchrony Financial	68,052	1,978,952
Upstart Holdings, Inc.(x)*	19,700	313,033

		32,965,574

Financial Services (4.0%)
Affirm Holdings, Inc.(x)*	27,200	306,544
Apollo Global Management, Inc.	71,086	4,489,792
Berkshire Hathaway, Inc., Class B*	271,636	83,873,048
Block, Inc., Class A*	80,124	5,500,513
Cannae Holdings, Inc.*	4,760	96,057
Corebridge Financial, Inc.	13,900	222,678
Enact Holdings, Inc.(x)	8,200	187,452
Essent Group Ltd.	17,600	704,880
Euronet Worldwide, Inc.*	10,000	1,119,000
Evertec, Inc.	2,700	91,125
Fidelity National Information Services, Inc.	89,869	4,882,583
Fiserv, Inc.*	89,602	10,127,714
FleetCor Technologies, Inc.*	12,600	2,656,710
Global Payments, Inc.	43,276	4,554,366
Jack Henry & Associates, Inc.	11,430	1,722,730
Jackson Financial, Inc., Class A	7,900	295,539
Marqeta, Inc., Class A*	66,800	305,276
Mastercard, Inc., Class A	129,100	46,916,231
MGIC Investment Corp.	75,800	1,017,236
Mr Cooper Group, Inc.*	10,400	426,088
PayPal Holdings, Inc.*	172,853	13,126,457
Paysafe Ltd.(x)*	4,317	74,554
PennyMac Financial Services, Inc.	10,833	645,755
Radian Group, Inc.	26,500	585,650
Rocket Cos., Inc., Class A(x)*	52,000	471,120
Shift4 Payments, Inc., Class A*	7,700	583,660
TFS Financial Corp.	19,700	248,811
Toast, Inc., Class A(x)*	35,000	621,250
Visa, Inc., Class A	249,712	56,300,067
Voya Financial, Inc.	14,900	1,064,754
Walker & Dunlop, Inc.	3,700	281,829
Western Union Co. (The)	59,560	664,094
WEX, Inc.*	7,600	1,397,564

		245,561,127

Insurance (2.3%)
Aflac, Inc.	93,500	6,032,620
Allstate Corp. (The)	40,040	4,436,832
American Equity Investment Life Holding Co.	12,700	463,423
American Financial Group, Inc.	12,030	1,461,645
American International Group, Inc.	116,436	5,863,717
Aon plc, Class A	31,119	9,811,510
Arch Capital Group Ltd.*	53,900	3,658,193
Argo Group International Holdings Ltd.	2,875	84,209
Arthur J Gallagher & Co.	31,800	6,083,658
Assurant, Inc.	9,000	1,080,630
Assured Guaranty Ltd.	10,000	502,700
Axis Capital Holdings Ltd.	17,270	941,560
Brighthouse Financial, Inc.*	16,532	729,227
Brown & Brown, Inc.	39,900	2,291,058
BRP Group, Inc., Class A*	7,300	185,858
Chubb Ltd.	63,051	12,243,243
Cincinnati Financial Corp.	24,720	2,770,618
CNA Financial Corp.	6,900	269,307
CNO Financial Group, Inc.	14,100	312,879
Employers Holdings, Inc.	1,800	75,042
Enstar Group Ltd.*	1,400	324,506
Erie Indemnity Co., Class A	3,800	880,308
Everest Re Group Ltd.	6,100	2,183,922
F&G Annuities & Life, Inc.	4,936	89,440
Fidelity National Financial, Inc.	43,180	1,508,277
First American Financial Corp.	17,600	979,616
Genworth Financial, Inc., Class A*	71,100	356,922
Globe Life, Inc.	15,905	1,749,868
Hanover Insurance Group, Inc. (The)	6,190	795,415
Hartford Financial Services Group, Inc. (The)	47,810	3,331,879
Kemper Corp.	9,282	507,354
Kinsale Capital Group, Inc.	3,800	1,140,570
Lincoln National Corp.	30,350	681,964
Loews Corp.	33,092	1,919,998
Markel Corp.*	2,160	2,759,206
Marsh & McLennan Cos., Inc.	76,750	12,782,713
MBIA, Inc.*	7,600	70,376
MetLife, Inc.	105,560	6,116,146
Old Republic International Corp.	47,894	1,195,913
Palomar Holdings, Inc.*	1,900	104,880
Primerica, Inc.	5,900	1,016,216
Principal Financial Group, Inc.	37,700	2,801,864
ProAssurance Corp.	600	11,088
Progressive Corp. (The)	87,900	12,574,974
Prudential Financial, Inc.	60,231	4,983,513
Reinsurance Group of America, Inc.	12,610	1,674,104
RenaissanceRe Holdings Ltd.	6,560	1,314,230
RLI Corp.	8,880	1,180,241
Ryan Specialty Holdings, Inc., Class A*	12,600	507,024
Selective Insurance Group, Inc.	13,700	1,306,021
SiriusPoint Ltd.*	4,700	38,211
Travelers Cos., Inc. (The)	36,270	6,217,041
Trupanion, Inc.(x)*	6,900	295,941
Unum Group	32,000	1,265,920
W R Berkley Corp.	33,600	2,091,936
White Mountains Insurance Group Ltd.	500	688,745
Willis Towers Watson plc	17,200	3,996,936

		140,741,207

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	1,047,312
Annaly Capital Management, Inc. (REIT)(x)	69,288	1,324,094
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	81,928
Arbor Realty Trust, Inc. (REIT)(x)	24,800	284,952
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	374,850
Chimera Investment Corp. (REIT)	27,440	154,761
Claros Mortgage Trust, Inc. (REIT)(x)	7,300	85,045
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,700	363,220
Rithm Capital Corp. (REIT)	66,550	532,400
Starwood Property Trust, Inc. (REIT)(x)	57,200	1,011,868

		5,260,430

Total Financials		809,296,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care (14.0%)
Biotechnology (2.6%)
AbbVie, Inc.	266,130	$42,413,138
ACADIA Pharmaceuticals, Inc.*	20,900	393,338
Agios Pharmaceuticals, Inc.*	8,400	192,948
Alector, Inc.*	1,800	11,142
Alkermes plc*	25,200	710,388
Allogene Therapeutics, Inc.(x)*	24,600	121,524
Allovir, Inc.*	1,600	6,304
Alnylam Pharmaceuticals, Inc.*	20,100	4,026,432
ALX Oncology Holdings, Inc.*	2,700	12,204
Amgen, Inc.	80,368	19,428,964
Amicus Therapeutics, Inc.*	26,600	294,994
AnaptysBio, Inc.*	6,600	143,616
Anavex Life Sciences Corp.(x)*	23,900	204,823
Apellis Pharmaceuticals, Inc.*	14,000	923,440
Arcturus Therapeutics Holdings, Inc.*	400	9,588
Arcus Biosciences, Inc.*	14,800	269,952
Arrowhead Pharmaceuticals, Inc.*	9,700	246,380
Beam Therapeutics, Inc.(x)*	6,900	211,278
BioCryst Pharmaceuticals, Inc.*	35,300	294,402
Biogen, Inc.*	22,560	6,272,357
Biohaven Ltd.*	4,800	65,568
BioMarin Pharmaceutical, Inc.*	28,200	2,742,168
Blueprint Medicines Corp.*	9,200	413,908
Bridgebio Pharma, Inc.*	16,344	270,984
C4 Therapeutics, Inc.*	2,900	9,106
CareDx, Inc.*	4,800	43,872
Cerevel Therapeutics Holdings, Inc.*	12,800	312,192
Cytokinetics, Inc.(x)*	12,600	443,394
Denali Therapeutics, Inc.*	14,300	329,472
Editas Medicine, Inc.*	11,500	83,375
Emergent BioSolutions, Inc.*	8,400	87,024
EQRx, Inc.*	29,000	56,260
Exact Sciences Corp.*	26,700	1,810,527
Exelixis, Inc.*	63,800	1,238,358
Fate Therapeutics, Inc.*	12,600	71,820
FibroGen, Inc.*	7,200	134,352
Gilead Sciences, Inc.	191,091	15,854,820
Halozyme Therapeutics, Inc.*	17,900	683,601
Heron Therapeutics, Inc.(x)*	24,300	36,693
Horizon Therapeutics plc*	35,600	3,885,384
IGM Biosciences, Inc.(x)*	2,700	37,098
ImmunityBio, Inc.(x)*	29,500	53,690
ImmunoGen, Inc.*	32,100	123,264
Incyte Corp.*	27,700	2,001,879
Inovio Pharmaceuticals, Inc.(x)*	47,300	38,786
Insmed, Inc.*	16,100	274,505
Instil Bio, Inc.*	1,500	991
Intellia Therapeutics, Inc.*	10,500	391,335
Ionis Pharmaceuticals, Inc.*	24,800	886,352
Iovance Biotherapeutics, Inc.*	21,800	133,198
Ironwood Pharmaceuticals, Inc.*	4,000	42,080
IVERIC bio, Inc.*	20,100	489,033
Karuna Therapeutics, Inc.*	4,500	817,380
Karyopharm Therapeutics, Inc.*	32,000	124,480
Kodiak Sciences, Inc.*	3,500	21,700
Krystal Biotech, Inc.*	2,100	168,126
Kura Oncology, Inc.*	12,500	152,875
Kymera Therapeutics, Inc.*	6,500	192,595
MacroGenics, Inc.*	6,700	48,039
Madrigal Pharmaceuticals, Inc.*	1,900	460,294
Mersana Therapeutics, Inc.*	20,500	84,255
Mirati Therapeutics, Inc.*	7,300	271,414
Moderna, Inc.*	50,317	7,727,685
Myriad Genetics, Inc.*	11,500	267,145
Natera, Inc.*	13,400	743,968
Neurocrine Biosciences, Inc.*	14,500	1,467,690
Nkarta, Inc.*	800	2,840
Novavax, Inc.(x)*	12,200	84,546
Organogenesis Holdings, Inc.*	25,100	53,463
PDL BioPharma, Inc.(r)(x)*	46,000	18,609
Prometheus Biosciences, Inc.*	5,200	558,064
Prothena Corp. plc*	7,800	378,066
PTC Therapeutics, Inc.*	8,000	387,520
Recursion Pharmaceuticals, Inc., Class A*	1,000	6,670
Regeneron Pharmaceuticals, Inc.*	16,200	13,311,054
REGENXBIO, Inc.*	7,400	139,934
Relay Therapeutics, Inc.*	22,001	362,356
Replimune Group, Inc.*	1,100	19,426
REVOLUTION Medicines, Inc.*	9,200	199,272
Rocket Pharmaceuticals, Inc.*	8,900	152,457
Sage Therapeutics, Inc.*	8,600	360,856
Sana Biotechnology, Inc.(x)*	14,595	47,726
Sangamo Therapeutics, Inc.*	29,200	51,392
Sarepta Therapeutics, Inc.*	12,700	1,750,441
Seagen, Inc.*	21,374	4,327,594
SpringWorks Therapeutics, Inc.(x)*	5,000	128,700
Stoke Therapeutics, Inc.*	500	4,165
TG Therapeutics, Inc.(x)*	20,700	311,328
Twist Bioscience Corp.*	6,900	104,052
Ultragenyx Pharmaceutical, Inc.*	10,800	433,080
United Therapeutics Corp.*	7,100	1,590,116
Vaxcyte, Inc.*	10,800	404,784
Veracyte, Inc.*	7,600	169,480
Vericel Corp.*	3,600	105,552
Vertex Pharmaceuticals, Inc.*	39,600	12,476,772
Vir Biotechnology, Inc.*	10,700	248,989
Xencor, Inc.*	8,900	248,221
Y-mAbs Therapeutics, Inc.*	200	1,002
Zentalis Pharmaceuticals, Inc.*	6,900	118,680

		160,337,154

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	261,012	26,430,075
Align Technology, Inc.*	12,900	4,310,406
AtriCure, Inc.*	6,800	281,860
Avanos Medical, Inc.*	7,975	237,177
Baxter International, Inc.	80,080	3,248,045
Becton Dickinson & Co.	44,013	10,894,978
Boston Scientific Corp.*	218,500	10,931,555
Butterfly Network, Inc.(x)*	35,700	67,116
CONMED Corp.	4,500	467,370
Cooper Cos., Inc. (The)	8,400	3,136,224
Dentsply Sirona, Inc.	34,405	1,351,428
Dexcom, Inc.*	59,600	6,924,328
Edwards Lifesciences Corp.*	95,700	7,917,261
Embecta Corp.	2,602	73,168
Enovis Corp.*	4,333	231,772
Envista Holdings Corp.*	21,763	889,671
Figs, Inc., Class A*	12,900	79,851
GE HealthCare Technologies, Inc.*	55,915	4,586,707
Glaukos Corp.*	6,800	340,680
Globus Medical, Inc., Class A*	14,100	798,624
Haemonetics Corp.*	8,200	678,550
Hologic, Inc.*	38,100	3,074,670
ICU Medical, Inc.*	3,200	527,872
IDEXX Laboratories, Inc.*	12,500	6,251,000
Inari Medical, Inc.*	7,400	456,876
Inogen, Inc.*	3,600	44,928
Inspire Medical Systems, Inc.*	4,500	1,053,315
Insulet Corp.*	11,300	3,604,248
Integer Holdings Corp.*	3,500	271,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Integra LifeSciences Holdings Corp.*	14,600	$838,186
Intuitive Surgical, Inc.*	54,800	13,999,756
iRhythm Technologies, Inc.*	4,100	508,523
Lantheus Holdings, Inc.(x)*	8,700	718,272
LivaNova plc*	5,100	222,258
Masimo Corp.*	9,200	1,697,768
Medtronic plc	207,085	16,695,193
Merit Medical Systems, Inc.*	7,800	576,810
Neogen Corp.*	32,700	605,604
Nevro Corp.*	1,700	61,455
Novocure Ltd.*	17,900	1,076,506
NuVasive, Inc.*	7,650	316,022
Omnicell, Inc.*	7,900	463,493
Outset Medical, Inc.*	7,368	135,571
Penumbra, Inc.*	6,300	1,755,747
QuidelOrtho Corp.*	7,797	694,635
ResMed, Inc.	23,800	5,211,962
Shockwave Medical, Inc.*	5,400	1,170,882
Silk Road Medical, Inc.*	6,800	266,084
STAAR Surgical Co.*	1,400	89,530
STERIS plc	15,309	2,928,306
Stryker Corp.	53,470	15,264,081
Tandem Diabetes Care, Inc.*	10,300	418,283
Teleflex, Inc.	7,700	1,950,487
Treace Medical Concepts, Inc.*	1,300	32,747
Varex Imaging Corp.*	8,924	162,328
Zimmer Biomet Holdings, Inc.	32,100	4,147,320
Zimvie, Inc.*	1,480	10,700

		171,179,514

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	14,500	1,047,625
Accolade, Inc.*	9,200	132,296
AdaptHealth Corp.*	16,900	210,067
Addus HomeCare Corp.*	200	21,352
Agiliti, Inc.*	1,900	30,362
agilon health, Inc.(x)*	26,700	634,125
Amedisys, Inc.*	2,100	154,455
AmerisourceBergen Corp.	23,400	3,746,574
AMN Healthcare Services, Inc.*	5,600	464,576
Apollo Medical Holdings, Inc.(x)*	9,200	335,524
Aveanna Healthcare Holdings, Inc.(x)*	7,400	7,696
Brookdale Senior Living, Inc.*	36,435	107,483
Cardinal Health, Inc.	45,200	3,412,600
Castle Biosciences, Inc.*	200	4,544
Centene Corp.*	91,600	5,790,036
Chemed Corp.	3,000	1,613,250
Cigna Group (The)	45,876	11,722,694
CorVel Corp.*	1,700	323,476
CVS Health Corp.	203,134	15,094,888
DaVita, Inc.*	13,300	1,078,763
Elevance Health, Inc.	36,280	16,681,907
Encompass Health Corp.	18,500	1,000,850
Enhabit, Inc.*	9,250	128,668
Ensign Group, Inc. (The)	5,800	554,132
Fulgent Genetics, Inc.*	300	9,366
Guardant Health, Inc.*	13,500	316,440
HCA Healthcare, Inc.	32,700	8,622,336
HealthEquity, Inc.*	13,100	769,101
Henry Schein, Inc.*	25,900	2,111,886
Humana, Inc.	19,600	9,515,016
Innovage Holding Corp.(x)*	1,200	9,576
Invitae Corp.(x)*	33,000	44,550
Laboratory Corp. of America Holdings	14,335	3,288,736
LifeStance Health Group, Inc.(x)*	18,700	138,941
McKesson Corp.	22,480	8,004,004
ModivCare, Inc.*	200	16,816
Molina Healthcare, Inc.*	8,900	2,380,661
National Research Corp.	100	4,351
NeoGenomics, Inc.*	17,900	311,639
Oak Street Health, Inc.*	16,100	622,748
OPKO Health, Inc.(x)*	104,600	152,716
Option Care Health, Inc.*	23,425	744,212
Owens & Minor, Inc.*	12,400	180,420
Patterson Cos., Inc.	12,600	337,302
Pediatrix Medical Group, Inc.*	10,340	154,169
Pennant Group, Inc. (The)*	2,100	29,988
Premier, Inc., Class A(x)	21,200	686,244
Privia Health Group, Inc.*	8,900	245,729
Progyny, Inc.*	8,900	285,868
Quest Diagnostics, Inc.	19,830	2,805,548
R1 RCM, Inc.*	26,100	391,500
RadNet, Inc.*	1,000	25,030
Select Medical Holdings Corp.	13,600	351,560
Surgery Partners, Inc.*	11,598	399,783
Tenet Healthcare Corp.*	19,600	1,164,632
UnitedHealth Group, Inc.	140,857	66,567,610
Universal Health Services, Inc., Class B	11,280	1,433,688

		176,420,109

Health Care Technology (0.1%)
American Well Corp., Class A*	33,300	78,588
Certara, Inc.*	16,330	393,716
Definitive Healthcare Corp.*	12,000	123,960
Doximity, Inc., Class A*	14,800	479,224
Evolent Health, Inc., Class A*	4,000	129,800
Multiplan Corp.(x)*	65,700	69,642
NextGen Healthcare, Inc.*	11,200	194,992
Nutex Health, Inc.(x)*	19,600	19,796
Phreesia, Inc.*	6,100	196,969
Schrodinger, Inc.*	14,100	371,253
Teladoc Health, Inc.*	24,260	628,334
Veeva Systems, Inc., Class A*	22,700	4,172,033
Veradigm, Inc.*	22,950	299,498

		7,157,805

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	13,900	775,481
AbCellera Biologics, Inc.(x)*	29,100	219,414
Adaptive Biotechnologies Corp.*	13,507	119,267
Agilent Technologies, Inc.	45,930	6,353,956
Avantor, Inc.*	96,094	2,031,427
Azenta, Inc.*	11,587	517,012
Bionano Genomics, Inc.(x)*	80,000	88,800
Bio-Rad Laboratories, Inc., Class A*	4,000	1,916,080
Bio-Techne Corp.	25,800	1,914,102
Bruker Corp.	18,000	1,419,120
Charles River Laboratories International, Inc.*	9,050	1,826,471
Codexis, Inc.*	600	2,484
CryoPort, Inc.(x)*	3,300	79,200
Danaher Corp.	97,460	24,563,818
Illumina, Inc.*	24,100	5,604,455
IQVIA Holdings, Inc.*	29,180	5,803,610
Maravai LifeSciences Holdings, Inc., Class A*	11,581	162,250
Medpace Holdings, Inc.*	4,500	846,225
Mettler-Toledo International, Inc.*	3,300	5,049,693
NanoString Technologies, Inc.*	7,600	75,240
OmniAb, Inc.(r)*	872	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	41,474
PerkinElmer, Inc.	18,600	2,478,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
QIAGEN NV*	35,932	$1,650,357
Repligen Corp.*	9,700	1,633,092
Seer, Inc.*	12,500	48,250
Sotera Health Co.(x)*	15,731	281,742
Syneos Health, Inc.*	14,000	498,680
Thermo Fisher Scientific, Inc.	59,550	34,322,833
Waters Corp.*	9,500	2,941,485
West Pharmaceutical Services, Inc.	12,200	4,226,934

		107,491,588

Pharmaceuticals (3.8%)
Amneal Pharmaceuticals, Inc.*	20,200	28,078
Arvinas, Inc.*	5,200	142,064
Atea Pharmaceuticals, Inc.*	12,500	41,875
Axsome Therapeutics, Inc.(x)*	5,400	333,072
Bristol-Myers Squibb Co.	323,044	22,390,180
Catalent, Inc.*	27,600	1,813,596
Corcept Therapeutics, Inc.*	16,500	357,390
Elanco Animal Health, Inc.*	74,632	701,541
Eli Lilly and Co.	126,910	43,583,432
Harmony Biosciences Holdings, Inc.(x)*	4,500	146,925
Innoviva, Inc.*	6,818	76,702
Intra-Cellular Therapies, Inc.*	12,000	649,800
Jazz Pharmaceuticals plc*	12,100	1,770,593
Johnson & Johnson	399,260	61,885,300
Ligand Pharmaceuticals, Inc.*	2,300	169,188
Merck & Co., Inc.	385,090	40,969,725
Nektar Therapeutics*	31,600	22,212
NGM Biopharmaceuticals, Inc.*	500	2,040
Organon & Co.	43,109	1,013,924
Pacira BioSciences, Inc.*	7,400	301,994
Perrigo Co. plc	28,300	1,015,121
Pfizer, Inc.	851,117	34,725,573
Phibro Animal Health Corp., Class A	1,200	18,384
Prestige Consumer Healthcare, Inc.*	6,000	375,780
Reata Pharmaceuticals, Inc., Class A*	3,800	345,496
Revance Therapeutics, Inc.*	9,300	299,553
Royalty Pharma plc, Class A	54,600	1,967,238
Theravance Biopharma, Inc.*	13,700	148,645
Viatris, Inc.	184,274	1,772,716
Zoetis, Inc.	73,000	12,150,120

		229,218,257

Total Health Care		851,804,427

Industrials (9.9%)
Aerospace & Defense (1.7%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	685,274
AeroVironment, Inc.*	2,100	192,486
Axon Enterprise, Inc.*	11,900	2,675,715
Boeing Co. (The)*	83,400	17,716,662
BWX Technologies, Inc.	17,800	1,122,112
Curtiss-Wright Corp.	5,900	1,039,934
General Dynamics Corp.	37,270	8,505,387
HEICO Corp.	6,941	1,187,189
HEICO Corp., Class A	14,845	2,017,435
Hexcel Corp.	12,900	880,425
Howmet Aerospace, Inc.	60,229	2,551,903
Huntington Ingalls Industries, Inc.	6,200	1,283,524
Kratos Defense & Security Solutions, Inc.*	10,200	137,496
L3Harris Technologies, Inc.	28,591	5,610,698
Lockheed Martin Corp.	35,460	16,763,006
Maxar Technologies, Inc.	11,100	566,766
Mercury Systems, Inc.*	5,400	276,048
Moog, Inc., Class A	5,500	554,125
Northrop Grumman Corp.	22,050	10,180,926
Parsons Corp.*	5,739	256,763
Raytheon Technologies Corp.	222,967	21,835,158
Spirit AeroSystems Holdings, Inc., Class A	15,800	545,574
Textron, Inc.	32,300	2,281,349
TransDigm Group, Inc.	7,750	5,712,137
Woodward, Inc.	10,430	1,015,569

		105,593,661

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	20,430	2,030,129
Expeditors International of Washington, Inc.	24,000	2,642,880
FedEx Corp.	36,450	8,328,461
GXO Logistics, Inc.*	17,800	898,188
Hub Group, Inc., Class A*	3,000	251,820
United Parcel Service, Inc., Class B	110,650	21,464,993

		35,616,471

Building Products (0.6%)
A O Smith Corp.	21,900	1,514,385
AAON, Inc.	5,800	560,802
Advanced Drainage Systems, Inc.	9,900	833,679
Allegion plc	14,212	1,516,847
Armstrong World Industries, Inc.	10,400	740,896
AZEK Co., Inc. (The)*	19,900	468,446
Builders FirstSource, Inc.*	21,990	1,952,272
Carlisle Cos., Inc.	9,500	2,147,665
Carrier Global Corp.	135,571	6,202,373
Fortune Brands Innovations, Inc.	23,350	1,371,345
Johnson Controls International plc	103,671	6,243,068
Lennox International, Inc.	4,910	1,233,785
Masco Corp.	40,000	1,988,800
Masterbrand, Inc.*	23,350	187,734
Owens Corning	14,070	1,347,906
Resideo Technologies, Inc.*	17,050	311,674
Simpson Manufacturing Co., Inc.	6,100	668,804
Trane Technologies plc	36,912	6,791,070
Trex Co., Inc.*	20,500	997,735
UFP Industries, Inc.	11,500	913,905
Zurn Elkay Water Solutions Corp.	14,900	318,264

		38,311,455

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	9,900	444,906
Brady Corp., Class A	7,200	386,856
Brink’s Co. (The)	7,200	480,960
Casella Waste Systems, Inc., Class A*	6,200	512,492
Cintas Corp.	13,700	6,338,716
Clean Harbors, Inc.*	10,000	1,425,600
Copart, Inc.*	65,200	4,903,692
CoreCivic, Inc. (REIT)*	18,400	169,280
Deluxe Corp.	6,100	97,600
Driven Brands Holdings, Inc.*	9,831	297,978
Healthcare Services Group, Inc.	10,700	148,409
HNI Corp.	5,200	144,768
KAR Auction Services, Inc.*	27,700	378,936
Matthews International Corp., Class A	7,100	256,026
MSA Safety, Inc.	5,900	787,650
Republic Services, Inc.	31,935	4,318,251
Ritchie Bros Auctioneers, Inc.	14,548	818,907
Rollins, Inc.	35,450	1,330,438
Stericycle, Inc.*	21,800	950,698
Tetra Tech, Inc.	9,300	1,366,263
UniFirst Corp.	2,000	352,460
Waste Management, Inc.	63,550	10,369,453

		36,280,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Construction & Engineering (0.3%)
AECOM	24,002	$2,023,848
Ameresco, Inc., Class A(x)*	5,000	246,100
API Group Corp.*	29,700	667,656
Arcosa, Inc.	4,080	257,489
Comfort Systems USA, Inc.	5,400	788,184
Dycom Industries, Inc.*	4,400	412,060
EMCOR Group, Inc.	9,500	1,544,605
Fluor Corp.*	22,300	689,293
MasTec, Inc.*	11,000	1,038,840
MDU Resources Group, Inc.	31,050	946,404
Quanta Services, Inc.	21,450	3,574,428
Valmont Industries, Inc.	3,100	989,768
WillScot Mobile Mini Holdings Corp.*	28,803	1,350,285

		14,528,960

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,114,653
AMETEK, Inc.	34,675	5,039,318
Array Technologies, Inc.*	22,800	498,864
Atkore, Inc.*	8,100	1,137,888
Bloom Energy Corp., Class A(x)*	26,900	536,117
ChargePoint Holdings, Inc.(x)*	36,100	377,967
Eaton Corp. plc	61,097	10,468,360
Emerson Electric Co.	88,910	7,747,618
Encore Wire Corp.	2,600	481,858
EnerSys	4,900	425,712
FuelCell Energy, Inc.(x)*	49,900	142,215
Generac Holdings, Inc.*	11,100	1,198,911
Hubbell, Inc.	8,700	2,116,797
nVent Electric plc	26,353	1,131,598
Plug Power, Inc.(x)*	82,900	971,588
Regal Rexnord Corp.	11,922	1,677,783
Rockwell Automation, Inc.	17,900	5,252,755
Sensata Technologies Holding plc	27,100	1,355,542
Shoals Technologies Group, Inc., Class A*	15,322	349,188
Stem, Inc.(x)*	16,300	92,421
SunPower Corp.(x)*	25,400	351,536
Sunrun, Inc.*	33,000	664,950
Vertiv Holdings Co.	48,500	694,035
Vicor Corp.*	1,800	84,492

		43,912,166

Ground Transportation (1.0%)
Avis Budget Group, Inc.*	3,900	759,720
CSX Corp.	318,550	9,537,387
Heartland Express, Inc.	11,700	186,264
Hertz Global Holdings, Inc.*	36,100	588,069
JB Hunt Transport Services, Inc.	12,450	2,184,477
Knight-Swift Transportation Holdings, Inc.	30,935	1,750,302
Landstar System, Inc.	6,250	1,120,375
Lyft, Inc., Class A*	43,400	402,318
Norfolk Southern Corp.	36,870	7,816,440
Old Dominion Freight Line, Inc.	15,025	5,121,121
RXO, Inc.*	17,800	349,592
Ryder System, Inc.	9,200	821,008
Saia, Inc.*	4,800	1,305,984
Schneider National, Inc., Class B	15,595	417,166
Uber Technologies, Inc.*	292,789	9,281,412
U-Haul Holding Co.	12,600	653,310
Union Pacific Corp.	93,220	18,761,457
Werner Enterprises, Inc.	5,700	259,293
XPO, Inc.*	17,800	567,820

		61,883,515

Industrial Conglomerates (0.7%)
3M Co.	83,630	8,790,349
General Electric Co.	167,745	16,036,422
Honeywell International, Inc.	102,600	19,608,912

		44,435,683

Machinery (2.0%)
AGCO Corp.	12,400	1,676,480
Albany International Corp., Class A	4,700	419,992
Allison Transmission Holdings, Inc.	10,500	475,020
Barnes Group, Inc.	9,800	394,744
Caterpillar, Inc.	78,410	17,943,344
Chart Industries, Inc.*	6,500	815,100
Crane Holdings Co.	7,900	896,650
Cummins, Inc.	22,560	5,389,133
Deere & Co.	41,840	17,274,899
Desktop Metal, Inc., Class A(x)*	10,700	24,610
Donaldson Co., Inc.	18,700	1,221,858
Dover Corp.	21,190	3,219,609
Esab Corp.	6,033	356,369
Evoqua Water Technologies Corp.*	17,300	860,156
Federal Signal Corp.	8,900	482,469
Flowserve Corp.	26,640	905,760
Fortive Corp.	55,530	3,785,480
Franklin Electric Co., Inc.	7,500	705,750
Gates Industrial Corp. plc*	24,100	334,749
Graco, Inc.	29,480	2,152,335
Hillenbrand, Inc.	9,000	427,770
IDEX Corp.	12,240	2,827,807
Illinois Tool Works, Inc.	47,110	11,468,930
Ingersoll Rand, Inc.	61,666	3,587,728
ITT, Inc.	12,825	1,106,798
John Bean Technologies Corp.	4,400	480,876
Lincoln Electric Holdings, Inc.	9,660	1,633,506
Middleby Corp. (The)*	9,700	1,422,117
Mueller Industries, Inc.	8,500	624,580
Mueller Water Products, Inc., Class A	20,800	289,952
Nordson Corp.	8,660	1,924,772
Oshkosh Corp.	11,600	964,888
Otis Worldwide Corp.	67,374	5,686,366
PACCAR, Inc.	79,245	5,800,734
Parker-Hannifin Corp.	19,210	6,456,673
Pentair plc	27,287	1,508,152
RBC Bearings, Inc.*	3,900	907,647
Snap-on, Inc.	9,200	2,271,388
SPX Technologies, Inc.*	1,200	84,696
Stanley Black & Decker, Inc.	27,235	2,194,596
Terex Corp.	10,000	483,800
Timken Co. (The)	12,640	1,032,941
Toro Co. (The)	15,880	1,765,221
Trinity Industries, Inc.	13,740	334,706
Watts Water Technologies, Inc., Class A	4,000	673,280
Westinghouse Air Brake Technologies Corp.	28,387	2,868,790
Xylem, Inc.	27,550	2,884,485

		121,047,706

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	519,265
Matson, Inc.	6,900	411,723

		930,988

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,128,724
Allegiant Travel Co.*	2,200	202,356
American Airlines Group, Inc.*	105,200	1,551,700
Copa Holdings SA, Class A*	4,000	369,400
Delta Air Lines, Inc.*	100,550	3,511,206
JetBlue Airways Corp.*	55,800	406,224
SkyWest, Inc.*	7,700	170,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Southwest Airlines Co.	94,100	$3,062,014
Spirit Airlines, Inc.	13,100	224,927
United Airlines Holdings, Inc.*	52,840	2,338,170

		12,965,430

Professional Services (1.1%)
Alight, Inc., Class A*	57,600	530,496
ASGN, Inc.*	8,400	694,428
Automatic Data Processing, Inc.	64,250	14,303,977
Booz Allen Hamilton Holding Corp.	20,300	1,881,607
Broadridge Financial Solutions, Inc.	18,309	2,683,550
CACI International, Inc., Class A*	3,800	1,125,864
CBIZ, Inc.*	9,120	451,349
Clarivate plc*	68,300	641,337
Concentrix Corp.	8,766	1,065,507
Conduent, Inc.*	19,786	67,866
CoStar Group, Inc.*	60,150	4,141,328
Dun & Bradstreet Holdings, Inc.	32,600	382,724
Equifax, Inc.	20,520	4,162,277
ExlService Holdings, Inc.*	4,500	728,235
Exponent, Inc.	10,600	1,056,714
FTI Consulting, Inc.*	7,200	1,420,920
Genpact Ltd.	30,000	1,386,600
Huron Consulting Group, Inc.*	2,400	192,888
Insperity, Inc.	6,400	777,920
Jacobs Solutions, Inc.	22,800	2,679,228
KBR, Inc.	27,600	1,519,380
Korn Ferry	5,600	289,744
Leidos Holdings, Inc.	22,348	2,057,357
ManpowerGroup, Inc.	9,780	807,143
Maximus, Inc.	10,400	818,480
Paychex, Inc.	51,910	5,948,367
Resources Connection, Inc.	16,950	289,167
Robert Half International, Inc.	19,260	1,551,778
Science Applications International Corp.	9,001	967,247
SS&C Technologies Holdings, Inc.	39,200	2,213,624
TransUnion	30,305	1,883,153
TriNet Group, Inc.*	4,100	330,501
TTEC Holdings, Inc.	2,907	108,228
Upwork, Inc.*	16,300	184,516
Verisk Analytics, Inc.	25,800	4,949,988
Verra Mobility Corp.*	6,900	116,748

		64,410,236

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,000	826,770
Applied Industrial Technologies, Inc.	4,300	611,159
Beacon Roofing Supply, Inc.*	7,600	447,260
Boise Cascade Co.	6,200	392,150
Core & Main, Inc., Class A(x)*	14,200	328,020
Fastenal Co.	87,500	4,719,750
GATX Corp.	5,000	550,100
Herc Holdings, Inc.	3,200	364,480
MSC Industrial Direct Co., Inc., Class A	7,100	596,400
SiteOne Landscape Supply, Inc.*	6,700	917,029
Triton International Ltd.	7,200	455,184
United Rentals, Inc.	10,722	4,243,339
Univar Solutions, Inc.*	22,900	802,187
Watsco, Inc.	5,210	1,657,614
WESCO International, Inc.	8,586	1,326,880
WW Grainger, Inc.	7,050	4,856,110

		23,094,432

Total Industrials		603,011,042

Information Technology (24.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	39,600	6,647,256
Calix, Inc.*	8,800	471,592
Ciena Corp.*	31,400	1,649,128
Cisco Systems, Inc.	618,870	32,351,429
F5, Inc.*	10,600	1,544,314
Juniper Networks, Inc.	51,600	1,776,072
Lumentum Holdings, Inc.*	14,146	764,025
Motorola Solutions, Inc.	25,221	7,216,485
NetScout Systems, Inc.*	1,300	37,245
Ubiquiti, Inc.	1,017	276,309
Viavi Solutions, Inc.*	33,650	364,430

		53,098,285

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	529,200
Aeva Technologies, Inc.(x)*	11,100	13,209
Amphenol Corp., Class A	88,780	7,255,102
Arrow Electronics, Inc.*	9,300	1,161,291
Avnet, Inc.	17,920	809,984
Badger Meter, Inc.	4,400	536,008
Belden, Inc.	6,500	564,005
CDW Corp.	21,451	4,180,585
Cognex Corp.	30,400	1,506,320
Coherent Corp.*	21,857	832,315
Corning, Inc.	121,190	4,275,583
Fabrinet*	5,100	605,676
Insight Enterprises, Inc.*	3,300	471,768
IPG Photonics Corp.*	4,500	554,895
Itron, Inc.*	7,110	394,249
Jabil, Inc.	22,000	1,939,520
Keysight Technologies, Inc.*	29,715	4,798,378
Littelfuse, Inc.	4,200	1,125,978
MicroVision, Inc.(x)*	33,100	88,377
National Instruments Corp.	23,000	1,205,430
Novanta, Inc.*	4,100	652,269
Plexus Corp.*	2,500	243,925
Rogers Corp.*	3,000	490,290
Sanmina Corp.*	6,800	414,732
TD SYNNEX Corp.	8,766	848,461
Teledyne Technologies, Inc.*	7,746	3,465,251
Trimble, Inc.*	41,500	2,175,430
Vontier Corp.	23,452	641,178
Zebra Technologies Corp., Class A*	9,000	2,862,000

		44,641,409

IT Services (1.4%)
Accenture plc, Class A	96,500	27,580,665
Akamai Technologies, Inc.*	26,600	2,082,780
Amdocs Ltd.	22,610	2,171,238
Cloudflare, Inc., Class A*	41,600	2,565,056
Cognizant Technology Solutions Corp., Class A	79,600	4,850,028
DigitalOcean Holdings, Inc.(x)*	8,000	313,360
DXC Technology Co.*	37,896	968,622
EPAM Systems, Inc.*	8,800	2,631,200
Fastly, Inc., Class A*	13,300	236,208
Gartner, Inc.*	11,678	3,804,342
Globant SA*	6,398	1,049,336
GoDaddy, Inc., Class A*	26,900	2,090,668
International Business Machines Corp.	135,531	17,766,759
MongoDB, Inc.*	10,100	2,354,512
Okta, Inc.*	22,800	1,966,272
Perficient, Inc.*	5,100	368,169
Rackspace Technology, Inc.*	9,900	18,612
Snowflake, Inc., Class A*	47,222	7,285,882
Thoughtworks Holding, Inc.*	9,400	69,184
Twilio, Inc., Class A*	26,800	1,785,684
VeriSign, Inc.*	14,050	2,969,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wix.com Ltd.*	8,800	$878,240

		85,806,004

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	243,253	23,841,227
Allegro MicroSystems, Inc.*	7,354	352,918
Ambarella, Inc.*	5,700	441,294
Amkor Technology, Inc.	5,400	140,508
Analog Devices, Inc.	79,434	15,665,973
Applied Materials, Inc.	133,020	16,338,847
Axcelis Technologies, Inc.*	4,900	652,925
Broadcom, Inc.	59,480	38,158,799
Cirrus Logic, Inc.*	12,300	1,345,374
Diodes, Inc.*	5,900	547,284
Enphase Energy, Inc.*	20,100	4,226,628
Entegris, Inc.	27,373	2,244,860
First Solar, Inc.*	17,400	3,784,500
FormFactor, Inc.*	10,300	328,055
GLOBALFOUNDRIES, Inc.(x)*	10,300	743,454
Impinj, Inc.*	3,500	474,320
Intel Corp.	626,690	20,473,962
KLA Corp.	21,580	8,614,089
Kulicke & Soffa Industries, Inc.	7,500	395,175
Lam Research Corp.	21,475	11,384,327
Lattice Semiconductor Corp.*	23,300	2,225,150
MACOM Technology Solutions Holdings, Inc.*	7,600	538,384
Marvell Technology, Inc.	133,561	5,783,191
Microchip Technology, Inc.	80,640	6,756,019
Micron Technology, Inc.	171,750	10,363,395
MKS Instruments, Inc.	9,500	841,890
Monolithic Power Systems, Inc.	6,800	3,403,672
NVIDIA Corp.	362,640	100,730,513
ON Semiconductor Corp.*	65,300	5,375,496
Onto Innovation, Inc.*	7,900	694,252
Power Integrations, Inc.	11,000	931,040
Qorvo, Inc.*	17,127	1,739,589
QUALCOMM, Inc.	168,705	21,523,384
Rambus, Inc.*	16,700	856,042
Semtech Corp.*	3,800	91,732
Silicon Laboratories, Inc.*	5,140	899,963
Skyworks Solutions, Inc.	24,900	2,937,702
Synaptics, Inc.*	6,100	678,015
Teradyne, Inc.	26,110	2,807,086
Texas Instruments, Inc.	137,690	25,611,717
Universal Display Corp.	7,600	1,178,988
Wolfspeed, Inc.(x)*	20,400	1,324,980

		347,446,719

Software (9.4%)
8x8, Inc.*	18,300	76,311
ACI Worldwide, Inc.*	17,400	469,452
Adobe, Inc.*	70,420	27,137,755
Alarm.com Holdings, Inc.*	5,800	291,624
Alkami Technology, Inc.*	1,500	18,990
Altair Engineering, Inc., Class A*	5,900	425,449
Alteryx, Inc., Class A*	8,900	523,676
ANSYS, Inc.*	13,200	4,392,960
Appfolio, Inc., Class A*	1,000	124,480
Appian Corp., Class A*	6,600	292,908
AppLovin Corp., Class A(x)*	34,800	548,100
Aspen Technology, Inc.*	4,872	1,115,055
Atlassian Corp., Class A*	22,400	3,834,208
Autodesk, Inc.*	33,350	6,942,136
Bentley Systems, Inc., Class B	22,300	958,677
BILL Holdings, Inc.(x)*	14,700	1,192,758
Black Knight, Inc.*	27,142	1,562,294
Blackbaud, Inc.*	900	62,370
Blackline, Inc.*	8,500	570,775
Box, Inc., Class A*	22,100	592,059
C3.ai, Inc., Class A(x)*	9,400	315,558
Cadence Design Systems, Inc.*	41,030	8,619,993
CCC Intelligent Solutions Holdings, Inc.*	9,200	82,524
Cerence, Inc.*	1,600	44,944
Ceridian HCM Holding, Inc.*	20,100	1,471,722
CommVault Systems, Inc.*	400	22,696
Confluent, Inc., Class A*	21,400	515,098
Consensus Cloud Solutions, Inc.*	2,166	73,839
Crowdstrike Holdings, Inc., Class A*	32,000	4,392,320
Datadog, Inc., Class A*	40,700	2,957,262
DocuSign, Inc.*	32,100	1,871,430
Dolby Laboratories, Inc., Class A	12,700	1,084,834
Domo, Inc., Class B*	800	11,352
DoubleVerify Holdings, Inc.*	11,900	358,785
Dropbox, Inc., Class A*	41,200	890,744
Dynatrace, Inc.*	31,400	1,328,220
Elastic NV*	10,000	579,000
EngageSmart, Inc.*	2,700	51,975
Envestnet, Inc.*	8,800	516,296
Fair Isaac Corp.*	3,700	2,599,953
Five9, Inc.*	11,500	831,335
Fortinet, Inc.*	100,900	6,705,814
Gen Digital, Inc.	87,016	1,493,195
Guidewire Software, Inc.*	17,000	1,394,850
HubSpot, Inc.*	7,400	3,172,750
Informatica, Inc., Class A(x)*	16,900	277,160
Instructure Holdings, Inc.(x)*	2,200	56,980
InterDigital, Inc.	1,800	131,220
Intuit, Inc.	42,550	18,970,066
Jamf Holding Corp.*	2,000	38,840
LivePerson, Inc.*	1,000	4,410
LiveRamp Holdings, Inc.*	1,900	41,667
Manhattan Associates, Inc.*	12,400	1,920,140
Marathon Digital Holdings, Inc.(x)*	15,400	134,288
Microsoft Corp.	1,126,778	324,850,097
MicroStrategy, Inc., Class A(x)*	1,500	438,480
Momentive Global, Inc.*	2,900	27,028
N-able, Inc.*	9,750	128,700
nCino, Inc.*	12,900	319,662
NCR Corp.*	15,200	358,568
New Relic, Inc.*	9,000	677,610
Nutanix, Inc., Class A*	28,000	727,720
Oracle Corp.	234,421	21,782,399
PagerDuty, Inc.*	12,100	423,258
Palantir Technologies, Inc., Class A*	269,200	2,274,740
Palo Alto Networks, Inc.*	45,000	8,988,300
Paycom Software, Inc.*	8,700	2,644,887
Paycor HCM, Inc.*	14,100	373,932
Paylocity Holding Corp.*	5,700	1,133,046
Pegasystems, Inc.	5,300	256,944
PowerSchool Holdings, Inc., Class A*	4,600	91,172
Procore Technologies, Inc.*	9,500	594,985
PTC, Inc.*	16,150	2,070,915
Q2 Holdings, Inc.*	1,100	27,082
Qualys, Inc.*	5,500	715,110
Rapid7, Inc.*	7,100	325,961
Roper Technologies, Inc.	16,050	7,073,074
Salesforce, Inc.*	144,951	28,958,311
SentinelOne, Inc., Class A*	26,500	433,540
ServiceNow, Inc.*	30,500	14,173,960
Smartsheet, Inc., Class A*	16,600	793,480
SolarWinds Corp.*	9,750	83,850
Splunk, Inc.*	29,100	2,790,108
Sprout Social, Inc., Class A*	7,100	432,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SPS Commerce, Inc.*	6,400	$974,720
Synopsys, Inc.*	23,120	8,930,100
Tenable Holdings, Inc.*	16,900	802,919
Teradata Corp.*	18,660	751,625
Tyler Technologies, Inc.*	7,300	2,588,872
UiPath, Inc., Class A*	57,700	1,013,212
Unity Software, Inc.(x)*	32,196	1,044,438
Varonis Systems, Inc.*	16,200	421,362
Verint Systems, Inc.*	9,300	346,332
VMware, Inc., Class A*	33,974	4,241,654
Workday, Inc., Class A*	30,380	6,274,685
Workiva, Inc.*	7,200	737,352
Yext, Inc.*	7,100	68,231
Zoom Video Communications, Inc., Class A*	39,100	2,887,144
Zscaler, Inc.*	12,100	1,413,643

		570,558,753

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	2,263,225	373,205,802
Corsair Gaming, Inc.(x)*	4,303	78,960
Dell Technologies, Inc., Class C	44,879	1,804,585
Diebold Nixdorf, Inc.(x)*	550	660
Hewlett Packard Enterprise Co.	221,332	3,525,819
HP, Inc.	152,568	4,477,871
NetApp, Inc.	37,750	2,410,337
Pure Storage, Inc., Class A*	43,200	1,102,032
Super Micro Computer, Inc.*	6,900	735,195
Western Digital Corp.*	52,478	1,976,846

		389,318,107

Total Information Technology		1,490,869,277

Materials (2.9%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	33,380	9,587,070
Albemarle Corp.	18,276	4,039,727
Amyris, Inc.(x)*	31,900	43,384
Ashland, Inc.	10,264	1,054,215
Avient Corp.	16,100	662,676
Axalta Coating Systems Ltd.*	32,258	977,095
Balchem Corp.	5,700	720,936
Cabot Corp.	8,900	682,096
Celanese Corp.	17,400	1,894,686
CF Industries Holdings, Inc.	30,410	2,204,421
Chemours Co. (The)	31,328	937,960
Corteva, Inc.	107,690	6,494,784
Dow, Inc.	106,756	5,852,364
DuPont de Nemours, Inc.	76,732	5,507,056
Eastman Chemical Co.	23,228	1,959,049
Ecolab, Inc.	39,388	6,519,896
Element Solutions, Inc.	38,300	739,573
FMC Corp.	20,200	2,467,026
HB Fuller Co.	6,400	438,080
Huntsman Corp.	40,900	1,119,024
Ingevity Corp.*	3,000	214,560
International Flavors & Fragrances, Inc.	39,447	3,627,546
Linde plc	74,900	26,622,456
Livent Corp.(x)*	26,200	569,064
LyondellBasell Industries NV, Class A	39,300	3,689,877
Mosaic Co. (The)	56,130	2,575,244
NewMarket Corp.	500	182,490
Olin Corp.	25,200	1,398,600
PPG Industries, Inc.	37,900	5,062,682
Quaker Chemical Corp.	600	118,770
RPM International, Inc.	23,050	2,010,882
Scotts Miracle-Gro Co. (The)(x)	7,800	543,972
Sensient Technologies Corp.	4,300	329,208
Sherwin-Williams Co. (The)	36,400	8,181,628
Valvoline, Inc.	29,388	1,026,817
Westlake Corp.	5,200	603,096

		110,658,010

Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	895,175
Martin Marietta Materials, Inc.	10,630	3,774,288
Summit Materials, Inc., Class A*	12,509	356,381
Vulcan Materials Co.	22,400	3,842,944

		8,868,788

Containers & Packaging (0.4%)
Amcor plc	239,529	2,725,840
AptarGroup, Inc.	10,000	1,181,900
Avery Dennison Corp.	14,050	2,513,967
Ball Corp.	54,400	2,997,984
Berry Global Group, Inc.	19,000	1,119,100
Crown Holdings, Inc.	17,450	1,443,289
Graphic Packaging Holding Co.	56,100	1,429,989
International Paper Co.	53,850	1,941,831
O-I Glass, Inc.*	23,300	529,143
Packaging Corp. of America	16,700	2,318,461
Sealed Air Corp.	25,160	1,155,096
Silgan Holdings, Inc.	9,500	509,865
Sonoco Products Co.	15,460	943,060
Westrock Co.	44,132	1,344,702

		22,154,227

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,400,224
Arconic Corp.*	16,800	440,664
ATI, Inc.*	19,000	749,740
Carpenter Technology Corp.	1,900	85,044
Cleveland-Cliffs, Inc.*	72,400	1,327,092
Commercial Metals Co.	21,300	1,041,570
Freeport-McMoRan, Inc.	223,894	9,159,504
Hecla Mining Co.	83,300	527,289
Newmont Corp.	126,911	6,221,177
Novagold Resources, Inc.*	17,500	108,850
Nucor Corp.	39,820	6,150,995
Reliance Steel & Aluminum Co.	9,500	2,439,030
Royal Gold, Inc.	12,900	1,673,259
Southern Copper Corp.	12,944	986,980
SSR Mining, Inc.(x)	14,600	220,752
Steel Dynamics, Inc.	25,200	2,849,112
United States Steel Corp.	38,200	997,020

		36,378,302

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	829,413
Sylvamo Corp.	2,186	101,125

		930,538

Total Materials		178,989,865

Real Estate (3.1%)
Diversified REITs (0.1%)
American Assets Trust, Inc. (REIT)	3,100	57,629
Broadstone Net Lease, Inc. (REIT)	17,900	304,479
Essential Properties Realty Trust, Inc. (REIT)	12,300	305,655
iStar, Inc. (REIT)(x)	8,600	252,582
WP Carey, Inc. (REIT)	29,921	2,317,381

		3,237,726

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	12,100	236,918
Diversified Healthcare Trust (REIT)(x)	22,690	30,631
Healthcare Realty Trust, Inc. (REIT)	58,041	1,121,933
Healthpeak Properties, Inc. (REIT)	96,297	2,115,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
LTC Properties, Inc. (REIT)	2,400	$84,312
Medical Properties Trust, Inc. (REIT)(x)	96,900	796,518
National Health Investors, Inc. (REIT)	6,600	340,428
Omega Healthcare Investors, Inc. (REIT)	44,440	1,218,100
Physicians Realty Trust (REIT)	38,100	568,833
Sabra Health Care REIT, Inc. (REIT)	34,657	398,555
Ventas, Inc. (REIT)	61,779	2,678,120
Welltower, Inc. (REIT)	71,217	5,105,547

		14,695,540

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	26,500	411,280
DiamondRock Hospitality Co. (REIT)	14,300	116,259
Host Hotels & Resorts, Inc. (REIT)	115,813	1,909,756
Park Hotels & Resorts, Inc. (REIT)	12,535	154,933
Pebblebrook Hotel Trust (REIT)(x)	36,000	505,440
RLJ Lodging Trust (REIT)	15,000	159,000
Ryman Hospitality Properties, Inc. (REIT)	10,751	964,687
Service Properties Trust (REIT)	11,300	112,548
Sunstone Hotel Investors, Inc. (REIT)	8,400	82,992
Xenia Hotels & Resorts, Inc. (REIT)	5,100	66,759

		4,483,654

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	37,100	1,055,495
EastGroup Properties, Inc. (REIT)	6,800	1,124,176
First Industrial Realty Trust, Inc. (REIT)	20,000	1,064,000
Innovative Industrial Properties, Inc. (REIT)	3,700	281,163
LXP Industrial Trust (REIT)	34,200	352,602
Prologis, Inc. (REIT)	139,663	17,425,753
Rexford Industrial Realty, Inc. (REIT)	24,300	1,449,495
STAG Industrial, Inc. (REIT)	27,800	940,196
Terreno Realty Corp. (REIT)	11,600	749,360

		24,442,240

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,149,797
Boston Properties, Inc. (REIT)	28,870	1,562,445
Brandywine Realty Trust (REIT)	11,500	54,395
Corporate Office Properties Trust (REIT)	14,809	351,121
Cousins Properties, Inc. (REIT)	23,461	501,596
Douglas Emmett, Inc. (REIT)	18,500	228,105
Easterly Government Properties, Inc. (REIT)	8,200	112,668
Equity Commonwealth (REIT)	17,700	366,567
Highwoods Properties, Inc. (REIT)	19,530	452,901
Hudson Pacific Properties, Inc. (REIT)	24,500	162,925
JBG SMITH Properties (REIT)	9,600	144,576
Kilroy Realty Corp. (REIT)	21,800	706,320
Orion Office REIT, Inc. (REIT)	5,069	33,962
Paramount Group, Inc. (REIT)	22,800	103,968
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	183,230
SL Green Realty Corp. (REIT)(x)	11,563	271,962
Vornado Realty Trust (REIT)	33,847	520,228

		8,906,766

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	3,695,108
Compass, Inc., Class A*	26,000	83,980
Cushman & Wakefield plc*	1,700	17,918
DigitalBridge Group, Inc.	33,975	407,360
eXp World Holdings, Inc.(x)	20,570	261,033
Howard Hughes Corp. (The)*	4,700	376,000
Jones Lang LaSalle, Inc.*	9,500	1,382,155
Kennedy-Wilson Holdings, Inc.	25,100	416,409
Marcus & Millichap, Inc.	1,100	35,321
Newmark Group, Inc., Class A	27,319	193,419
Opendoor Technologies, Inc.(x)*	73,000	128,480
Redfin Corp.*	16,700	151,302
RMR Group, Inc. (The), Class A	271	7,111
St Joe Co. (The)	5,300	220,533
WeWork, Inc.(x)*	17,200	13,370
Zillow Group, Inc., Class A*	10,600	463,220
Zillow Group, Inc., Class C*	27,124	1,206,204

		9,058,923

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,493,875
Apartment Income REIT Corp. (REIT)	31,828	1,139,761
AvalonBay Communities, Inc. (REIT)	23,149	3,890,421
Camden Property Trust (REIT)	15,680	1,643,891
Elme Communities (REIT)	11,170	199,496
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,846,075
Equity Residential (REIT)	58,287	3,497,220
Essex Property Trust, Inc. (REIT)	10,777	2,253,902
Independence Realty Trust, Inc. (REIT)	34,700	556,241
Invitation Homes, Inc. (REIT)	94,496	2,951,110
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,830,188
Sun Communities, Inc. (REIT)	18,600	2,620,368
UDR, Inc. (REIT)	52,936	2,173,552
Veris Residential, Inc. (REIT)*	5,300	77,592

		27,173,692

Retail REITs (0.4%)
Acadia Realty Trust (REIT)	9,000	125,550
Agree Realty Corp. (REIT)	13,200	905,652
Brixmor Property Group, Inc. (REIT)	45,300	974,856
Federal Realty Investment Trust (REIT)	12,380	1,223,515
Getty Realty Corp. (REIT)(x)	3,100	111,693
InvenTrust Properties Corp. (REIT)	1,900	44,460
Kimco Realty Corp. (REIT)	99,485	1,942,942
Kite Realty Group Trust (REIT)	34,998	732,158
Macerich Co. (The) (REIT)	36,322	385,013
National Retail Properties, Inc. (REIT)	27,190	1,200,439
Phillips Edison & Co., Inc. (REIT)	17,900	583,898
Realty Income Corp. (REIT)	93,191	5,900,854
Regency Centers Corp. (REIT)	26,006	1,591,047
Retail Opportunity Investments Corp. (REIT)	8,200	114,472
Simon Property Group, Inc. (REIT)	49,659	5,560,318
SITE Centers Corp. (REIT)	27,900	342,612
Spirit Realty Capital, Inc. (REIT)	20,933	833,971
Tanger Factory Outlet Centers, Inc. (REIT)	5,300	104,039
Urban Edge Properties (REIT)	8,910	134,185

		22,811,674

Specialized REITs (1.2%)
American Tower Corp. (REIT)	70,400	14,385,536
Crown Castle, Inc. (REIT)	67,850	9,081,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CubeSmart (REIT)(x)	39,700	$1,834,934
Digital Realty Trust, Inc. (REIT)	44,972	4,421,197
EPR Properties (REIT)	7,800	297,180
Equinix, Inc. (REIT)	14,161	10,210,647
Extra Space Storage, Inc. (REIT)	21,000	3,421,530
Four Corners Property Trust, Inc. (REIT)	8,600	230,996
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,920,285
Iron Mountain, Inc. (REIT)	45,355	2,399,733
Lamar Advertising Co. (REIT), Class A	13,639	1,362,400
Life Storage, Inc. (REIT)	12,896	1,690,537
National Storage Affiliates Trust (REIT)	11,600	484,648
Outfront Media, Inc. (REIT)	24,670	400,394
PotlatchDeltic Corp. (REIT)	10,151	502,475
Public Storage (REIT)	23,902	7,221,750
Rayonier, Inc. (REIT)	27,025	898,851
SBA Communications Corp. (REIT)	17,400	4,542,618
Uniti Group, Inc. (REIT)	33,900	120,345
VICI Properties, Inc. (REIT)	148,900	4,857,118
Weyerhaeuser Co. (REIT)	111,535	3,360,550

		73,644,768

Total Real Estate		188,454,983

Utilities (2.7%)
Electric Utilities (1.7%)
ALLETE, Inc.	8,200	527,834
Alliant Energy Corp.	43,900	2,344,260
American Electric Power Co., Inc.	78,770	7,167,282
Constellation Energy Corp.	47,252	3,709,282
Duke Energy Corp.	116,785	11,266,249
Edison International	58,760	4,147,868
Entergy Corp.	33,200	3,576,968
Evergy, Inc.	36,209	2,213,094
Eversource Energy	54,358	4,254,057
Exelon Corp.	148,556	6,223,011
FirstEnergy Corp.	86,104	3,449,326
Hawaiian Electric Industries, Inc.	20,500	787,200
IDACORP, Inc.	6,850	742,061
NextEra Energy, Inc.	302,300	23,301,284
NRG Energy, Inc.	40,921	1,403,181
OGE Energy Corp.	36,900	1,389,654
PG&E Corp.*	240,100	3,882,417
Pinnacle West Capital Corp.	21,300	1,687,812
PNM Resources, Inc.	15,200	739,936
Portland General Electric Co.	11,100	542,679
PPL Corp.	120,450	3,347,306
Southern Co. (The)	163,150	11,351,977
Xcel Energy, Inc.	85,780	5,785,003

		103,839,741

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,370,796
Brookfield Infrastructure Corp., Class A	14,700	677,082
National Fuel Gas Co.	13,700	791,038
New Jersey Resources Corp.	11,900	633,080
ONE Gas, Inc.	6,725	532,822
Southwest Gas Holdings, Inc.	9,900	618,255
Spire, Inc.	7,900	554,106
UGI Corp.	39,575	1,375,627

		7,552,806

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,496,976
Brookfield Renewable Corp.	18,450	644,827
Ormat Technologies, Inc.	7,100	601,867
Vistra Corp.	57,915	1,389,960

		5,133,630

Multi-Utilities (0.7%)
Ameren Corp.	40,500	3,498,795
Black Hills Corp.	8,900	561,590
CenterPoint Energy, Inc.	99,950	2,944,527
CMS Energy Corp.	45,600	2,798,928
Consolidated Edison, Inc.	55,700	5,328,819
Dominion Energy, Inc.	126,854	7,092,407
DTE Energy Co.	30,400	3,330,016
NiSource, Inc.	61,600	1,722,336
NorthWestern Corp.	8,500	491,810
Public Service Enterprise Group, Inc.	75,900	4,739,955
Sempra Energy	48,690	7,359,980
WEC Energy Group, Inc.	46,898	4,445,462

		44,314,625

Water Utilities (0.1%)
American States Water Co.	4,100	364,449
American Water Works Co., Inc.	27,900	4,087,071
California Water Service Group	6,300	366,660
Essential Utilities, Inc.	42,062	1,836,006

		6,654,186

Total Utilities		167,494,988

Total Common Stocks (99.5%) (Cost $1,953,366,502)		6,062,065,138

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)* (Cost $8,142)	23,600	8,142

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $9,408,163, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $9,592,489.(xx)	$9,404,401	9,404,401
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $8,003,200, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $8,164,354.(xx)	8,000,000	8,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $7,104,881, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $7,830,959.(xx)	$7,100,000	$7,100,000

Total Repurchase Agreements		24,504,401

Total Short-Term Investments (0.4%) (Cost $26,504,401)		26,504,401

Total Investments in Securities (99.9%) (Cost $1,979,879,045)		6,088,577,681
Other Assets Less Liabilities (0.1%)		8,686,426

Net Assets (100%)		$6,097,264,107

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $33,555,960.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $31,061,769. This was collateralized by $4,477,705 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $26,504,401 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	21	6/2023	USD	1,904,175	56,928
S&P 500 E-Mini Index	142	6/2023	USD	29,378,025	1,754,496

					1,811,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$462,072,819	$—	$—		$462,072,819
Consumer Discretionary	626,681,332	—	—		626,681,332
Consumer Staples	400,407,446	—	—	(a)	400,407,446
Energy	282,982,181	—	—		282,982,181
Financials	809,296,778	—	—		809,296,778
Health Care	851,785,818	—	18,609		851,804,427
Industrials	603,011,042	—	—		603,011,042
Information Technology	1,490,869,277	—	—		1,490,869,277
Materials	178,989,865	—	—		178,989,865
Real Estate	188,454,983	—	—		188,454,983
Utilities	167,494,988	—	—		167,494,988
Futures	1,811,424	—	—		1,811,424
Rights
Health Care	—	—	8,142		8,142
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	24,504,401	—		24,504,401

Total Assets	$6,065,857,953	$24,504,401	$26,751		$6,090,389,105

Total Liabilities	$—	$—	$—		$—

Total	$6,065,857,953	$24,504,401	$26,751		$6,090,389,105

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,431,460,381
Aggregate gross unrealized depreciation	(336,288,411)

Net unrealized appreciation	$4,095,171,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,995,217,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$264,757	$235,965
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	146,235
Series 2020-1 AA
2.000%, 6/10/28	425,258	370,789
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	481,999
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	3,617,987	3,581,808
Series 2020-1 B
4.875%, 1/15/26	86,820	82,479

Total Asset-Backed Securities		4,899,275

Corporate Bonds (34.3%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.539%, 2/20/26	600,000	601,845
3.800%, 2/15/27	1,000,000	967,532
2.300%, 6/1/27	500,000	458,042
1.650%, 2/1/28	185,000	161,929
4.100%, 2/15/28	453,000	441,321
4.350%, 3/1/29	1,665,000	1,622,511
4.300%, 2/15/30	5,159,000	5,011,078
British Telecommunications plc
5.125%, 12/4/28	500,000	503,683
9.625%, 12/15/30(e)	2,000,000	2,487,500
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,052,925
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	424,579
TELUS Corp.
2.800%, 2/16/27	400,000	373,965
Verizon Communications, Inc.
1.450%, 3/20/26	790,000	723,745
3.000%, 3/22/27(x)	375,000	355,279
2.100%, 3/22/28	750,000	666,201
4.329%, 9/21/28	7,238,000	7,132,301
3.875%, 2/8/29	140,000	134,857
4.016%, 12/3/29	1,500,000	1,435,341
3.150%, 3/22/30	375,000	340,843
1.500%, 9/18/30(x)	600,000	482,458
1.680%, 10/30/30	1,957,000	1,573,356
2.550%, 3/21/31	1,220,000	1,035,730

		29,987,021

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26(x)	600,000	577,888
3.400%, 6/15/27	310,000	295,272
1.350%, 9/15/30(x)	180,000	145,577
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	599,202
1.850%, 2/15/31	295,000	242,091
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	181,926
2.000%, 9/3/30	215,000	170,025
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	483,379
1.850%, 7/30/26(x)	465,000	428,426
2.950%, 6/15/27	1,000,000	946,484
Walt Disney Co. (The)
1.750%, 8/30/24(x)	750,000	720,777
3.700%, 10/15/25	1,040,000	1,021,914
1.750%, 1/13/26	1,070,000	1,001,259
3.375%, 11/15/26(x)	300,000	289,654
2.200%, 1/13/28	700,000	640,601
2.000%, 9/1/29	500,000	431,679
2.650%, 1/13/31	2,500,000	2,202,624
Warnermedia Holdings, Inc.
3.638%, 3/15/25§	800,000	772,570
3.755%, 3/15/27§	1,840,000	1,731,623
4.054%, 3/15/29§	555,000	515,090
4.279%, 3/15/32§	1,145,000	1,018,656

		14,416,717

Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25	435,000	397,660
1.998%, 8/15/26(x)	500,000	467,459
0.800%, 8/15/27(x)	1,000,000	874,559
1.100%, 8/15/30	650,000	529,755
Baidu, Inc.
4.125%, 6/30/25	695,000	680,516
1.720%, 4/9/26	200,000	180,716
1.625%, 2/23/27	290,000	255,658
4.375%, 3/29/28	290,000	281,627
4.875%, 11/14/28	315,000	312,401
2.375%, 10/9/30	200,000	166,378
2.375%, 8/23/31	500,000	411,155
Weibo Corp.
3.375%, 7/8/30	500,000	405,719

		4,963,603

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,793,982
2.250%, 1/15/29	585,000	486,647
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,096,928
3.950%, 10/15/25	1,750,000	1,728,842
3.150%, 3/1/26	2,000,000	1,934,530
4.150%, 10/15/28	5,025,000	4,949,812
3.400%, 4/1/30	2,500,000	2,324,898
4.650%, 2/15/33(x)	750,000	750,133
Discovery Communications LLC
3.900%, 11/15/24	800,000	777,959
3.950%, 6/15/25	500,000	482,553
4.900%, 3/11/26	500,000	495,585
4.125%, 5/15/29	455,000	422,121
3.625%, 5/15/30	1,310,000	1,162,810
Fox Corp.
4.709%, 1/25/29	730,000	721,598
3.500%, 4/8/30(x)	2,000,000	1,819,076
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	244,225
2.400%, 3/1/31	1,750,000	1,448,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Omnicom Group, Inc.
3.650%, 11/1/24	$750,000	$733,851
Paramount Global
3.375%, 2/15/28(x)	570,000	512,833

		26,887,219

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	464,469
2.875%, 5/7/30	1,450,000	1,273,553
4.700%, 7/21/32	405,000	397,341
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	206,736
3.625%, 12/15/25	500,000	480,779
2.900%, 11/15/26	500,000	467,749
3.200%, 3/15/27§	500,000	469,366
3.800%, 3/15/32§	625,000	559,772
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,425,522
1.500%, 2/15/26	1,000,000	910,479
3.750%, 4/15/27	2,500,000	2,397,237
2.050%, 2/15/28	700,000	619,426
4.950%, 3/15/28(x)	305,000	307,789
2.400%, 3/15/29	340,000	295,190
3.875%, 4/15/30	3,000,000	2,809,068
5.200%, 1/15/33(x)	2,610,000	2,649,513
Vodafone Group plc
4.125%, 5/30/25	500,000	493,799

		17,227,788

Total Communication Services		93,482,348

Consumer Discretionary (1.6%)
Automobile Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	357,433
4.350%, 3/15/29	105,000	101,168
BorgWarner, Inc.
3.375%, 3/15/25	800,000	775,743
2.650%, 7/1/27	300,000	274,871
Lear Corp.
4.250%, 5/15/29	125,000	117,916
Magna International, Inc.
4.150%, 10/1/25	250,000	248,202
5.980%, 3/21/26	500,000	502,452
2.450%, 6/15/30	300,000	254,091
5.500%, 3/21/33	500,000	517,895

		3,149,771

Automobiles (0.1%)
General Motors Co.
6.800%, 10/1/27	405,000	426,037
5.000%, 10/1/28	750,000	737,367
5.400%, 10/15/29	500,000	494,367
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	380,813
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	157,854
2.534%, 3/10/27(x)	165,000	154,094
2.967%, 3/10/32	200,000	179,592
Toyota Motor Corp.
2.358%, 7/2/24(x)	250,000	242,794
3.669%, 7/20/28(x)	355,000	345,165
2.760%, 7/2/29	250,000	227,713
2.362%, 3/25/31	600,000	522,636

		3,868,432

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,672,399
2.125%, 2/9/31(x)	490,000	402,697
Amazon.com, Inc.
2.730%, 4/13/24	500,000	489,860
0.450%, 5/12/24	580,000	555,369
2.800%, 8/22/24	375,000	366,508
3.000%, 4/13/25	750,000	731,164
0.800%, 6/3/25(x)	500,000	464,417
4.600%, 12/1/25	1,000,000	1,005,914
5.200%, 12/3/25	500,000	509,663
1.000%, 5/12/26	1,300,000	1,175,355
3.300%, 4/13/27	1,300,000	1,255,387
1.200%, 6/3/27	340,000	301,184
3.150%, 8/22/27	4,000,000	3,830,540
4.550%, 12/1/27(x)	1,000,000	1,014,240
3.600%, 4/13/32(x)	1,650,000	1,553,469
4.700%, 12/1/32	1,000,000	1,023,641
eBay, Inc.
1.900%, 3/11/25(x)	525,000	495,521
1.400%, 5/10/26	1,000,000	905,357
3.600%, 6/5/27(x)	750,000	715,555
2.700%, 3/11/30(x)	700,000	610,800
2.600%, 5/10/31	1,000,000	847,838
JD.com, Inc.
3.875%, 4/29/26	500,000	483,905
3.375%, 1/14/30	320,000	289,400

		20,700,183

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	122,288
1.875%, 11/1/30	285,000	226,935

		349,223

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	31,388
Yale University
Series 2020
0.873%, 4/15/25	500,000	465,106
1.482%, 4/15/30	500,000	418,332

		914,826

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	587,218
3.600%, 6/1/26	500,000	485,049
4.625%, 4/13/30	1,500,000	1,491,722
Expedia Group, Inc.
4.625%, 8/1/27	840,000	822,784
3.250%, 2/15/30	1,500,000	1,299,925
2.950%, 3/15/31	185,000	153,487
Hyatt Hotels Corp.
1.800%, 10/1/24	235,000	222,267
4.850%, 3/15/26	250,000	246,245
4.375%, 9/15/28	950,000	908,952
Marriott International, Inc.
3.600%, 4/15/24	350,000	343,938
5.000%, 10/15/27	165,000	164,770
4.900%, 4/15/29	185,000	182,942
Series AA
4.650%, 12/1/28	500,000	495,365
Series FF
4.625%, 6/15/30	725,000	702,807
Series R
3.125%, 6/15/26	500,000	470,519
Series X
4.000%, 4/15/28	500,000	480,833
McDonald’s Corp.
3.250%, 6/10/24	1,000,000	981,565
3.375%, 5/26/25	750,000	731,292
1.450%, 9/1/25	200,000	185,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.500%, 3/1/27	$775,000	$747,808
3.800%, 4/1/28	1,100,000	1,076,976
2.625%, 9/1/29(x)	290,000	262,763
2.125%, 3/1/30	220,000	189,646
4.600%, 9/9/32(x)	350,000	353,822
Starbucks Corp.
3.800%, 8/15/25(x)	700,000	688,668
4.750%, 2/15/26	185,000	185,983
2.450%, 6/15/26	500,000	467,876
2.000%, 3/12/27	350,000	317,456
3.500%, 3/1/28(x)	750,000	715,747
4.000%, 11/15/28	800,000	778,076
2.250%, 3/12/30(x)	350,000	299,946
3.000%, 2/14/32	220,000	194,641
4.800%, 2/15/33	355,000	357,772

		17,594,744

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,203,459
2.600%, 10/15/25	350,000	327,512
1.300%, 10/15/26(x)	275,000	242,054
1.400%, 10/15/27	750,000	644,550
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	293,755
3.500%, 11/15/27	500,000	465,935
4.400%, 3/15/29	350,000	338,188
Mohawk Industries, Inc.
3.625%, 5/15/30(x)	350,000	312,387
NVR, Inc.
3.000%, 5/15/30(x)	1,320,000	1,160,781
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	990,504
Whirlpool Corp.
3.700%, 5/1/25	500,000	488,398
4.750%, 2/26/29	150,000	148,114
4.700%, 5/14/32(x)	285,000	270,710
5.500%, 3/1/33	100,000	100,451

		6,986,798

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24	350,000	338,199
3.550%, 11/19/26	250,000	234,577
3.500%, 9/15/27	290,000	272,445
3.900%, 11/19/29	500,000	454,032

		1,299,253

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	64,633
5.950%, 3/9/28	275,000	283,641
3.500%, 3/15/32(x)	205,000	173,881
AutoNation, Inc.
3.500%, 11/15/24	400,000	386,846
4.500%, 10/1/25	215,000	210,017
3.800%, 11/15/27(x)	500,000	461,563
1.950%, 8/1/28	225,000	185,992
2.400%, 8/1/31(x)	150,000	115,195
3.850%, 3/1/32	300,000	255,056
AutoZone, Inc.
3.125%, 4/18/24	500,000	491,654
3.250%, 4/15/25	333,000	321,453
3.125%, 4/21/26	125,000	119,255
4.500%, 2/1/28	280,000	277,642
3.750%, 4/18/29	500,000	468,553
4.750%, 8/1/32(x)	330,000	325,386
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	986,212
1.950%, 10/1/30(x)	375,000	304,918
Home Depot, Inc. (The)
2.700%, 4/15/25(x)	270,000	261,032
3.350%, 9/15/25	490,000	478,976
4.000%, 9/15/25	145,000	143,904
3.000%, 4/1/26	750,000	725,254
2.125%, 9/15/26	625,000	584,978
2.875%, 4/15/27	335,000	317,765
2.800%, 9/14/27	750,000	709,922
0.900%, 3/15/28(x)	700,000	596,694
3.900%, 12/6/28(x)	290,000	285,090
2.950%, 6/15/29	455,000	419,815
3.250%, 4/15/32	435,000	395,239
4.500%, 9/15/32	440,000	441,557
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	487,207
4.400%, 9/8/25	140,000	139,080
3.375%, 9/15/25	510,000	493,991
4.800%, 4/1/26	200,000	200,631
2.500%, 4/15/26	750,000	705,858
3.350%, 4/1/27	180,000	172,335
3.100%, 5/3/27	750,000	711,290
1.300%, 4/15/28(x)	655,000	559,490
1.700%, 9/15/28(x)	250,000	215,435
3.650%, 4/5/29	680,000	640,717
1.700%, 10/15/30(x)	655,000	529,462
2.625%, 4/1/31	1,750,000	1,491,627
3.750%, 4/1/32	500,000	460,024
5.000%, 4/15/33(x)	415,000	412,735
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	484,911
4.350%, 6/1/28	800,000	791,299
4.700%, 6/15/32(x)	250,000	245,808
Ross Stores, Inc.
0.875%, 4/15/26(x)	1,400,000	1,246,460
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	469,817
1.150%, 5/15/28	300,000	259,313
Tractor Supply Co.
1.750%, 11/1/30	280,000	222,154

		21,731,767

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	937,862
2.850%, 3/27/30	1,000,000	918,587
PVH Corp.
4.625%, 7/10/25	145,000	141,934
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	342,090
2.950%, 6/15/30	130,000	116,845
VF Corp.
2.950%, 4/23/30(x)	2,000,000	1,678,659

		4,135,977

Total Consumer Discretionary		80,730,974

Consumer Staples (2.1%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,320,697
4.750%, 1/23/29	3,470,000	3,527,238
Brown-Forman Corp.
3.500%, 4/15/25	210,000	205,655
4.750%, 4/15/33	800,000	807,413
Coca-Cola Co. (The)
1.750%, 9/6/24(x)	750,000	724,297
2.900%, 5/25/27	500,000	477,012
1.450%, 6/1/27(x)	300,000	271,946
1.500%, 3/5/28(x)	730,000	646,268
1.000%, 3/15/28	440,000	380,247
2.125%, 9/6/29(x)	750,000	671,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.650%, 6/1/30	$1,010,000	$853,970
2.000%, 3/5/31	835,000	712,923
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	247,096
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,143,890
Constellation Brands, Inc.
3.600%, 5/9/24	250,000	245,653
4.400%, 11/15/25	335,000	330,212
5.000%, 2/2/26	85,000	85,030
3.700%, 12/6/26	750,000	724,274
3.500%, 5/9/27	300,000	287,383
4.350%, 5/9/27	500,000	492,649
4.650%, 11/15/28	310,000	307,901
3.150%, 8/1/29	750,000	684,535
2.250%, 8/1/31	475,000	388,974
4.750%, 5/9/32(x)	500,000	491,233
Diageo Capital plc
2.125%, 10/24/24	500,000	480,477
1.375%, 9/29/25	245,000	226,102
3.875%, 5/18/28	400,000	390,483
2.375%, 10/24/29	410,000	358,273
2.000%, 4/29/30	245,000	208,419
Keurig Dr Pepper, Inc.
4.417%, 5/25/25	1,100,000	1,084,919
2.550%, 9/15/26	200,000	185,095
3.950%, 4/15/29	500,000	477,765
2.250%, 3/15/31	210,000	175,481
4.050%, 4/15/32(x)	335,000	316,100
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	641,704
PepsiCo, Inc.
2.250%, 3/19/25(x)	350,000	337,179
3.500%, 7/17/25	750,000	738,508
4.550%, 2/13/26(x)	195,000	197,803
2.850%, 2/24/26	300,000	289,320
2.375%, 10/6/26	670,000	631,214
2.625%, 3/19/27(x)	350,000	329,987
3.600%, 2/18/28	500,000	489,951
4.450%, 5/15/28(x)	300,000	305,796
2.625%, 7/29/29(x)	375,000	343,131
2.750%, 3/19/30	350,000	318,562
1.625%, 5/1/30	190,000	160,655
1.950%, 10/21/31(x)	3,130,000	2,637,087
3.900%, 7/18/32	200,000	194,864
4.450%, 2/15/33(x)	300,000	307,360

		27,854,428

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.
3.000%, 5/18/27(x)	2,500,000	2,402,292
Dollar General Corp.
4.250%, 9/20/24	175,000	172,908
4.150%, 11/1/25	125,000	122,967
3.875%, 4/15/27(x)	500,000	486,831
4.625%, 11/1/27	400,000	398,125
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	1,961,907
2.650%, 12/1/31(x)	500,000	417,187
Kroger Co. (The)
2.650%, 10/15/26(x)	600,000	563,254
4.500%, 1/15/29	350,000	347,203
1.700%, 1/15/31	625,000	497,658
Sysco Corp.
2.400%, 2/15/30	115,000	100,014
5.950%, 4/1/30	2,000,000	2,123,225
2.450%, 12/14/31	180,000	149,665
Target Corp.
2.500%, 4/15/26	2,000,000	1,915,324
1.950%, 1/15/27	400,000	368,910
3.375%, 4/15/29(x)	750,000	716,635
4.500%, 9/15/32	500,000	498,816
4.400%, 1/15/33	85,000	84,093
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	1,500,000	1,430,795
Walmart, Inc.
3.300%, 4/22/24	2,000,000	1,971,844
2.850%, 7/8/24(x)	585,000	572,927
2.650%, 12/15/24	975,000	947,230
3.900%, 9/9/25	450,000	448,194
3.050%, 7/8/26(x)	415,000	401,230
1.050%, 9/17/26(x)	500,000	450,208
3.950%, 9/9/27(x)	440,000	437,648
1.500%, 9/22/28(x)	475,000	415,746
2.375%, 9/24/29	19,000	17,025
1.800%, 9/22/31	210,000	176,459
4.150%, 9/9/32(x)	470,000	471,502

		21,067,822

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26(x)	500,000	469,526
2.900%, 3/1/32	340,000	300,849
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	461,869
3.250%, 8/15/26	215,000	203,286
3.750%, 9/25/27	225,000	215,604
2.750%, 5/14/31	750,000	636,821
Campbell Soup Co.
3.950%, 3/15/25	750,000	736,113
3.300%, 3/19/25(x)	450,000	436,394
Conagra Brands, Inc.
4.300%, 5/1/24	300,000	296,846
4.600%, 11/1/25	535,000	528,373
4.850%, 11/1/28	885,000	881,211
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	510,945
2.400%, 3/15/31	160,000	133,383
General Mills, Inc.
4.000%, 4/17/25	500,000	493,005
4.200%, 4/17/28	375,000	369,842
2.250%, 10/14/31	875,000	725,904
4.950%, 3/29/33	180,000	181,671
Hershey Co. (The)
2.050%, 11/15/24	200,000	192,726
0.900%, 6/1/25	215,000	199,338
3.200%, 8/21/25(x)	300,000	291,226
2.300%, 8/15/26(x)	500,000	472,774
2.450%, 11/15/29	200,000	177,315
1.700%, 6/1/30(x)	390,000	324,474
Hormel Foods Corp.
0.650%, 6/3/24	260,000	247,200
1.700%, 6/3/28	535,000	471,460
1.800%, 6/11/30	415,000	345,974
Ingredion, Inc.
3.200%, 10/1/26	200,000	190,770
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	702,026
3.375%, 12/15/27	850,000	805,113
2.375%, 3/15/30	185,000	159,475
JBS USA LUX SA
5.125%, 2/1/28§	2,500,000	2,415,390
Kellogg Co.
3.400%, 11/15/27(x)	650,000	618,194
4.300%, 5/15/28	500,000	493,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
5.250%, 3/1/33	$180,000	$184,050
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	487,879
0.900%, 2/15/26(x)	235,000	210,355
3.400%, 8/15/27(x)	750,000	710,542
1.850%, 2/15/31	165,000	132,122
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	601,764
Mondelez International, Inc.
1.500%, 5/4/25	290,000	271,193
2.625%, 3/17/27(x)	400,000	372,039
2.750%, 4/13/30	835,000	740,005
3.000%, 3/17/32(x)	400,000	350,819
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	244,775
3.550%, 6/2/27	975,000	928,840
4.350%, 3/1/29(x)	325,000	315,135
Unilever Capital Corp.
2.600%, 5/5/24	930,000	909,162
0.626%, 8/12/24	240,000	227,428
3.375%, 3/22/25	500,000	487,522
3.100%, 7/30/25	300,000	289,812
2.000%, 7/28/26(x)	250,000	233,373
3.500%, 3/22/28(x)	1,000,000	964,205
2.125%, 9/6/29	500,000	435,211
1.375%, 9/14/30	210,000	170,198
1.750%, 8/12/31(x)	345,000	282,757

		25,237,763

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31(x)	210,000	174,377
Clorox Co. (The)
3.100%, 10/1/27	500,000	471,466
3.900%, 5/15/28	500,000	486,011
4.400%, 5/1/29(x)	500,000	493,226
1.800%, 5/15/30	140,000	115,552
4.600%, 5/1/32	500,000	495,668
Colgate-Palmolive Co.
3.100%, 8/15/25(x)	125,000	121,773
3.100%, 8/15/27(x)	250,000	240,599
4.600%, 3/1/28(x)	355,000	362,490
Kimberly-Clark Corp.
3.050%, 8/15/25(x)	300,000	291,004
2.750%, 2/15/26	250,000	240,718
1.050%, 9/15/27	250,000	218,838
3.950%, 11/1/28	375,000	370,961
3.200%, 4/25/29(x)	750,000	707,237
2.000%, 11/2/31(x)	750,000	629,358
4.500%, 2/16/33	100,000	101,184
Procter & Gamble Co. (The)
0.550%, 10/29/25(x)	500,000	457,721
4.100%, 1/26/26	125,000	125,597
1.000%, 4/23/26(x)	350,000	319,566
2.450%, 11/3/26(x)	500,000	472,984
1.900%, 2/1/27	600,000	557,566
2.850%, 8/11/27(x)	1,000,000	951,828
3.950%, 1/26/28	250,000	250,445
1.200%, 10/29/30	500,000	407,950
1.950%, 4/23/31(x)	1,000,000	862,049
2.300%, 2/1/32(x)	600,000	529,382
4.050%, 1/26/33	250,000	251,237

		10,706,787

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24(x)	150,000	143,749
3.150%, 3/15/27(x)	500,000	481,995
1.950%, 3/15/31	585,000	490,168
Haleon UK Capital plc
3.125%, 3/24/25	750,000	723,918
Haleon US Capital LLC
3.375%, 3/24/27	550,000	520,658
3.375%, 3/24/29	500,000	459,778
3.625%, 3/24/32	610,000	553,742

		3,374,008

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	365,591
4.400%, 2/14/26	195,000	193,559
2.625%, 9/16/26	430,000	401,010
3.400%, 5/6/30	2,240,000	1,990,713
BAT Capital Corp.
2.789%, 9/6/24	525,000	506,059
3.215%, 9/6/26	750,000	704,592
3.557%, 8/15/27	1,250,000	1,161,062
2.259%, 3/25/28	350,000	299,582
3.462%, 9/6/29	750,000	659,719
4.906%, 4/2/30	1,500,000	1,441,433
4.742%, 3/16/32	500,000	462,480
7.750%, 10/19/32	110,000	121,610
BAT International Finance plc
1.668%, 3/25/26	350,000	318,126
4.448%, 3/16/28	500,000	474,473
Philip Morris International, Inc.
2.875%, 5/1/24	500,000	489,012
3.250%, 11/10/24(x)	500,000	487,825
1.500%, 5/1/25(x)	205,000	191,466
3.375%, 8/11/25(x)	250,000	242,001
4.875%, 2/13/26	1,000,000	1,004,932
0.875%, 5/1/26(x)	300,000	268,601
3.125%, 8/17/27	1,000,000	939,986
4.875%, 2/15/28	1,000,000	1,008,328
5.125%, 2/15/30	1,000,000	1,008,709
2.100%, 5/1/30	120,000	100,189
1.750%, 11/1/30	300,000	239,831
5.375%, 2/15/33	1,000,000	1,018,863
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	1,994,708

		18,094,460

Total Consumer Staples		106,335,268

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	450,983
3.337%, 12/15/27	1,250,000	1,170,442
3.138%, 11/7/29	215,000	192,769
4.486%, 5/1/30	145,000	140,448
Halliburton Co.
3.800%, 11/15/25	38,000	37,232
2.920%, 3/1/30	2,000,000	1,776,564
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	86,697
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	115,580
Schlumberger Investment SA
2.650%, 6/26/30	1,350,000	1,188,248

		5,158,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Oil, Gas & Consumable Fuels (1.8%)
Boardwalk Pipelines LP
4.950%, 12/15/24	$500,000	$495,020
5.950%, 6/1/26	250,000	253,273
4.800%, 5/3/29	415,000	405,410
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	729,152
3.119%, 5/4/26	500,000	480,078
4.234%, 11/6/28	1,250,000	1,236,239
1.749%, 8/10/30	3,300,000	2,715,499
2.721%, 1/12/32	625,000	541,071
4.812%, 2/13/33	215,000	218,102
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,198,802
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	63,031
2.050%, 7/15/25	350,000	326,436
3.850%, 6/1/27	1,300,000	1,241,699
2.950%, 7/15/30	350,000	302,988
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,500,390
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,440,810
1.995%, 5/11/27	250,000	228,461
2.236%, 5/11/30	1,325,000	1,166,733
Chevron USA, Inc.
0.687%, 8/12/25	665,000	609,133
1.018%, 8/12/27(x)	310,000	271,240
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	546,822
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,091,090
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,556,300
4.375%, 5/2/28	200,000	199,172
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	394,984
ConocoPhillips Co.
2.400%, 3/7/25	1,800,000	1,726,773
Coterra Energy, Inc.
4.375%, 3/15/29(x)	350,000	331,975
Devon Energy Corp.
5.850%, 12/15/25	500,000	507,483
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	724,459
Enbridge, Inc.
3.500%, 6/10/24	1,000,000	978,357
2.500%, 1/15/25	350,000	335,496
2.500%, 2/14/25	205,000	196,105
5.969%, 3/8/26	365,000	365,807
1.600%, 10/4/26	270,000	241,764
4.250%, 12/1/26	500,000	489,747
3.125%, 11/15/29	750,000	673,740
5.700%, 3/8/33	275,000	285,695
Energy Transfer LP
4.500%, 4/15/24	250,000	247,996
3.900%, 5/15/24(e)	750,000	734,899
2.900%, 5/15/25	770,000	733,503
5.950%, 12/1/25	250,000	253,753
4.750%, 1/15/26	1,250,000	1,232,123
3.900%, 7/15/26	500,000	478,750
4.950%, 5/15/28	300,000	295,623
4.950%, 6/15/28	375,000	370,951
5.250%, 4/15/29	1,000,000	990,928
4.150%, 9/15/29(x)	750,000	698,808
Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,390,771
5.050%, 1/10/26	115,000	116,271
4.150%, 10/16/28	600,000	581,858
3.125%, 7/31/29	750,000	681,761
2.800%, 1/31/30	755,000	667,184
5.350%, 1/31/33	500,000	516,688
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	401,492
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	641,270
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,935,885
4.150%, 1/15/26	500,000	495,870
EQT Corp.
5.678%, 10/1/25	240,000	238,683
5.700%, 4/1/28	375,000	373,560
Equinor ASA
3.250%, 11/10/24	600,000	588,456
1.750%, 1/22/26	415,000	386,138
3.625%, 9/10/28(x)	600,000	580,887
2.375%, 5/22/30(x)	375,000	329,394
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	970,085
3.043%, 3/1/26	2,025,000	1,962,617
2.275%, 8/16/26	500,000	468,611
HF Sinclair Corp.
5.875%, 4/1/26	250,000	252,521
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	750,000	741,332
Kinder Morgan, Inc.
1.750%, 11/15/26(x)	1,715,000	1,542,402
4.300%, 3/1/28	1,250,000	1,225,847
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	251,754
3.250%, 6/1/30(x)	250,000	225,222
Marathon Oil Corp.
4.400%, 7/15/27	750,000	724,522
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	995,518
5.125%, 12/15/26	2,000,000	2,011,769
3.800%, 4/1/28	300,000	286,976
MPLX LP
4.875%, 12/1/24	1,000,000	992,675
4.000%, 2/15/25(x)	300,000	293,366
4.875%, 6/1/25	1,500,000	1,489,523
1.750%, 3/1/26	350,000	318,895
4.125%, 3/1/27	2,085,000	2,016,712
2.650%, 8/15/30	455,000	384,982
ONEOK, Inc.
2.750%, 9/1/24	350,000	338,590
2.200%, 9/15/25	350,000	324,503
5.850%, 1/15/26	160,000	162,025
4.000%, 7/13/27	225,000	214,522
4.350%, 3/15/29	500,000	471,929
3.400%, 9/1/29	500,000	442,473
3.100%, 3/15/30	350,000	301,334
Phillips 66
3.850%, 4/9/25	500,000	488,942
1.300%, 2/15/26	140,000	126,449
4.950%, 12/1/27	500,000	500,903
3.900%, 3/15/28	500,000	479,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Phillips 66 Co.
3.550%, 10/1/26§	$300,000	$285,601
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	317,579
5.100%, 3/29/26	160,000	160,534
1.900%, 8/15/30	1,000,000	807,550
2.150%, 1/15/31	260,000	212,740
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	486,253
3.550%, 12/15/29	2,500,000	2,213,288
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,221,874
5.000%, 3/15/27	3,000,000	2,973,690
4.500%, 5/15/30	1,225,000	1,176,740
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	968,557
3.375%, 10/15/26	315,000	298,743
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,028,324
TC PipeLines LP
3.900%, 5/25/27	200,000	192,155
TotalEnergies Capital International SA
3.750%, 4/10/24	2,000,000	1,981,960
2.434%, 1/10/25(x)	500,000	482,972
3.455%, 2/19/29	750,000	711,983
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	245,780
TransCanada PipeLines Ltd.
1.000%, 10/12/24	455,000	426,631
4.875%, 1/15/26	550,000	547,942
6.203%, 3/9/26	500,000	503,415
4.250%, 5/15/28	1,750,000	1,695,855
2.500%, 10/12/31	625,000	509,700
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	476,248
3.250%, 5/15/30	250,000	225,213
Valero Energy Corp.
2.150%, 9/15/27(x)	750,000	674,935
4.350%, 6/1/28	240,000	234,375
4.000%, 4/1/29	765,000	735,460
Valero Energy Partners LP
4.500%, 3/15/28	500,000	493,716
Western Midstream Operating LP
6.150%, 4/1/33	415,000	419,648
Williams Cos., Inc. (The)
4.550%, 6/24/24	1,270,000	1,260,283
5.400%, 3/2/26	175,000	177,851
3.750%, 6/15/27	500,000	478,615
2.600%, 3/15/31	1,165,000	970,676
4.650%, 8/15/32	750,000	720,074
5.650%, 3/15/33	500,000	514,161

		90,870,955

Total Energy		96,029,918

Financials (14.5%)
Banks (8.3%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	973,392
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	719,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	600,000	593,861
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	609,975
Banco Santander SA
3.892%, 5/24/24	600,000	587,513
2.706%, 6/27/24	800,000	771,155
3.496%, 3/24/25	600,000	576,098
2.746%, 5/28/25	200,000	188,147
5.147%, 8/18/25	460,000	453,819
1.849%, 3/25/26	600,000	537,110
4.250%, 4/11/27	1,000,000	954,679
5.294%, 8/18/27	435,000	427,975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	422,287
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	187,279
4.379%, 4/12/28	1,200,000	1,132,741
3.306%, 6/27/29	800,000	711,247
3.490%, 5/28/30	200,000	174,059
2.749%, 12/3/30	1,745,000	1,361,172
2.958%, 3/25/31(x)	480,000	394,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	470,060
Bank of America Corp.
4.200%, 8/26/24	625,000	614,649
4.000%, 1/22/25	1,000,000	976,927
(SOFR + 0.69%), 0.976%, 4/22/25(k)	1,500,000	1,428,608
(SOFR + 1.11%), 3.841%, 4/25/25(k)	1,000,000	980,994
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	700,251
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)(x)	1,150,000	1,106,631
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	951,080
(SOFR + 0.65%), 1.530%, 12/6/25(k)(x)	2,500,000	2,341,230
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	750,000	721,257
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	936,271
4.450%, 3/3/26	655,000	640,067
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	719,206
(SOFR + 1.75%), 4.827%, 7/22/26(k)(x)	1,000,000	985,185
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,347,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(SOFR + 1.29%), 5.080%, 1/20/27(k)	$500,000	$498,505
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,428,576
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,149,777
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	951,942
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	727,223
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,413,790
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,206,712
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,119,835
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	1,891,090
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,837,933
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,162,197
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,156,914
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	2,500,000	2,114,324
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	798,416
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,193,700
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,666,562
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,201,026
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,100,826
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	409,388
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	943,562
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	979,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,319,715
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,198,375
Series L
3.950%, 4/21/25	2,450,000	2,366,708
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	674,915
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	416,343
Bank of Montreal
2.500%, 6/28/24	500,000	483,364
0.625%, 7/9/24	535,000	504,780
5.200%, 12/12/24	380,000	379,659
1.500%, 1/10/25(x)	435,000	408,449
3.700%, 6/7/25	405,000	393,330
1.250%, 9/15/26	500,000	441,489
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,069,269
2.650%, 3/8/27	265,000	243,629
5.203%, 2/1/28	500,000	503,405
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	594,709
Series H
4.250%, 9/14/24	500,000	493,050
4.700%, 9/14/27	500,000	494,326
Bank of Nova Scotia (The)
0.700%, 4/15/24	500,000	477,378
0.650%, 7/31/24	340,000	321,429
1.450%, 1/10/25(x)	185,000	173,317
2.200%, 2/3/25	750,000	711,760
3.450%, 4/11/25	300,000	290,684
1.300%, 6/11/25	750,000	691,119
4.750%, 2/2/26	120,000	119,159
1.050%, 3/2/26	750,000	670,333
1.350%, 6/24/26	500,000	445,595
2.700%, 8/3/26	750,000	697,241
1.300%, 9/15/26(x)	500,000	442,417
1.950%, 2/2/27	175,000	157,550
2.951%, 3/11/27	500,000	467,137
4.850%, 2/1/30	125,000	123,102
2.150%, 8/1/31	500,000	404,590
2.450%, 2/2/32(x)	250,000	204,339
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,642,500
BankUnited, Inc.
5.125%, 6/11/30	750,000	672,029
Barclays plc
3.650%, 3/16/25	1,750,000	1,660,313
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	730,160
4.375%, 1/12/26	1,500,000	1,450,819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	925,000	904,359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	645,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	677,925
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	952,808
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	1,847,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	$1,000,000	$789,974
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	532,170
BNP Paribas SA
4.250%, 10/15/24	1,000,000	973,718
BPCE SA
4.000%, 4/15/24	1,250,000	1,218,778
3.375%, 12/2/26	500,000	465,132
Canadian Imperial Bank of Commerce
3.100%, 4/2/24(x)	750,000	732,630
1.000%, 10/18/24	570,000	534,726
2.250%, 1/28/25	750,000	712,627
3.300%, 4/7/25	175,000	169,170
3.945%, 8/4/25	500,000	488,199
0.950%, 10/23/25(x)	130,000	117,794
1.250%, 6/22/26	750,000	669,595
3.450%, 4/7/27(x)	225,000	213,135
3.600%, 4/7/32	225,000	203,713
Citigroup, Inc.
3.750%, 6/16/24	500,000	491,442
3.875%, 3/26/25	500,000	483,214
(CME Term SOFR 3 Month + 1.16%), 3.352%, 4/24/25(k)	1,500,000	1,459,049
3.300%, 4/27/25	1,000,000	964,765
(SOFR + 0.67%), 0.981%, 5/1/25(k)	750,000	713,382
(SOFR + 1.37%), 4.140%, 5/24/25(k)	645,000	632,516
4.400%, 6/10/25	650,000	633,848
(SOFR + 0.53%), 1.281%, 11/3/25(k)	375,000	350,201
(SOFR + 0.69%), 2.014%, 1/25/26(k)	855,000	803,244
4.600%, 3/9/26	595,000	582,693
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,500,000	1,439,431
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,388,025
3.400%, 5/1/26	2,500,000	2,384,675
(SOFR + 1.55%), 5.610%, 9/29/26(k)	750,000	751,657
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,109,270
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,220,533
4.450%, 9/29/27	1,250,000	1,208,495
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	926,161
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	703,093
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,327,662
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)	2,000,000	1,888,866
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)	1,750,000	1,627,617
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,090,907
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,281,073
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,681,659
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	687,849
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	727,489
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	678,143
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,338,887
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	487,849
Citizens Bank NA
2.250%, 4/28/25	400,000	357,804
(SOFR + 1.40%), 4.119%, 5/23/25(k)	500,000	471,357
(SOFR + 1.45%), 6.064%, 10/24/25(k)	500,000	471,425
3.750%, 2/18/26	500,000	457,408
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	453,335
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	428,807
2.500%, 2/6/30	150,000	117,722
3.250%, 4/30/30	470,000	387,601
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	458,210
Comerica Bank
2.500%, 7/23/24	300,000	272,305
4.000%, 7/27/25	250,000	201,670
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	211,089
Comerica, Inc.
4.000%, 2/1/29	450,000	355,654
Cooperatieve Rabobank UA
3.875%, 8/22/24	500,000	491,823
1.375%, 1/10/25	500,000	469,481
5.000%, 1/13/25	250,000	249,865
3.375%, 5/21/25	1,000,000	965,976
4.375%, 8/4/25	500,000	483,694
3.750%, 7/21/26	815,000	768,040
Discover Bank
2.450%, 9/12/24	750,000	710,022
3.450%, 7/27/26	840,000	775,082
4.650%, 9/13/28(x)	625,000	590,228
2.700%, 2/6/30	250,000	201,177
Fifth Third Bancorp
2.375%, 1/28/25	250,000	231,703
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	261,529
3.950%, 3/14/28	750,000	674,921
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	266,064
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	459,231
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	217,474
Fifth Third Bank NA
3.950%, 7/28/25	645,000	606,263
3.850%, 3/15/26	600,000	547,020
2.250%, 2/1/27	300,000	262,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
First Horizon Corp.
4.000%, 5/26/25	$500,000	$465,102
HSBC Holdings plc
(SOFR + 0.71%), 0.976%, 5/24/25(k)	335,000	315,346
4.250%, 8/18/25	1,600,000	1,526,722
(SOFR + 1.40%), 2.633%, 11/7/25(k)	830,000	783,250
(SOFR + 1.51%), 4.180%, 12/9/25(k)	1,000,000	970,436
(SOFR + 1.43%), 2.999%, 3/10/26(k)	875,000	828,304
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	1,939,936
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	758,005
4.375%, 11/23/26	1,815,000	1,729,260
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	720,283
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	687,240
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,171,089
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	964,426
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	488,236
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	388,622
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,061,523
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	376,867
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,052,065
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	4,758,451
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	484,979
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	638,388
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	379,183
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	479,558
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	782,588
HSBC USA, Inc.
3.500%, 6/23/24	900,000	874,682
5.625%, 3/17/25(x)	500,000	501,355
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	467,380
4.000%, 5/15/25	350,000	330,145
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	230,557
2.550%, 2/4/30	500,000	397,812
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	380,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	351,599
Huntington National Bank (The)
(SOFR + 1.21%), 4.008%, 5/16/25(k)	250,000	239,387
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	234,899
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	482,135
ING Groep NV
3.550%, 4/9/24	750,000	734,865
(SOFR + 1.64%), 3.869%, 3/28/26(k)	500,000	482,829
3.950%, 3/29/27	1,250,000	1,198,401
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	332,480
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	474,511
4.050%, 4/9/29	560,000	517,194
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	217,568
JPMorgan Chase & Co.
(SOFR + 0.54%), 0.824%, 6/1/25(k)	1,345,000	1,273,867
(SOFR + 0.98%), 3.845%, 6/14/25(k)	800,000	787,069
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)	1,750,000	1,655,221
(SOFR + 0.49%), 0.768%, 8/9/25(k)	2,665,000	2,503,129
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,433,346
(SOFR + 0.61%), 1.561%, 12/10/25(k)	2,000,000	1,876,255
(SOFR + 1.07%), 5.546%, 12/15/25(k)	1,250,000	1,254,756
(SOFR + 0.92%), 2.595%, 2/24/26(k)	500,000	475,456
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	555,000	522,581
3.300%, 4/1/26	2,000,000	1,924,532
(SOFR + 1.32%), 4.080%, 4/26/26(k)	1,000,000	979,164
3.200%, 6/15/26	1,750,000	1,673,634
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,117,209
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,112,438
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,060,738
(SOFR + 0.77%), 1.470%, 9/22/27(k)(x)	925,000	813,334
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	277,685
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	971,518
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,603,845
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,562,965
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	6,545,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	$1,500,000	$1,431,022
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	955,030
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,446,552
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	965,248
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	578,875
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	539,025
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,504,734
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	701,622
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	992,050
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	598,917
(SOFR + 1.25%), 2.580%, 4/22/32(k)	1,155,000	968,571
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,263,240
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	595,978
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	804,510
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	976,916
KeyBank NA
3.300%, 6/1/25	250,000	233,827
4.150%, 8/8/25	535,000	507,032
4.700%, 1/26/26	250,000	240,898
3.400%, 5/20/26	1,000,000	896,043
4.390%, 12/14/27	100,000	91,006
4.900%, 8/8/32	500,000	436,701
5.000%, 1/26/33	500,000	460,450
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25(k)	215,000	206,966
4.150%, 10/29/25	310,000	290,883
2.250%, 4/6/27	750,000	636,899
Korea Development Bank (The)
0.400%, 6/19/24(x)	425,000	403,444
2.125%, 10/1/24	390,000	375,422
0.750%, 1/25/25	500,000	466,235
1.750%, 2/18/25	250,000	236,985
2.000%, 2/24/25	850,000	809,225
4.000%, 9/8/25	465,000	457,630
0.800%, 4/27/26	300,000	267,081
0.800%, 7/19/26	500,000	441,705
1.000%, 9/9/26	400,000	353,888
2.250%, 2/24/27	700,000	645,799
1.375%, 4/25/27	500,000	442,438
4.375%, 2/15/28	525,000	524,601
1.625%, 1/19/31	500,000	407,090
2.000%, 10/25/31	500,000	412,281
4.250%, 9/8/32	500,000	490,155
Kreditanstalt fuer Wiederaufbau
1.375%, 8/5/24	2,250,000	2,162,913
3.375%, 8/23/24	625,000	616,116
0.500%, 9/20/24(x)	2,000,000	1,890,829
2.500%, 11/20/24	2,000,000	1,943,383
1.250%, 1/31/25	3,500,000	3,318,010
3.125%, 6/10/25	1,500,000	1,469,145
0.375%, 7/18/25	920,000	846,451
0.625%, 1/22/26(x)	3,600,000	3,284,842
3.000%, 5/20/27	1,575,000	1,526,185
3.750%, 2/15/28	1,420,000	1,421,275
2.875%, 4/3/28	1,750,000	1,680,982
1.750%, 9/14/29	525,000	467,948
0.750%, 9/30/30(x)	400,000	324,401
Landwirtschaftliche Rentenbank
2.000%, 1/13/25(x)	3,000,000	2,884,296
0.875%, 3/30/26	600,000	548,193
1.750%, 7/27/26	500,000	466,178
0.875%, 9/3/30	750,000	612,071
Series 40
0.500%, 5/27/25	730,000	675,780
Lloyds Banking Group plc
4.450%, 5/8/25	575,000	559,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	972,011
4.582%, 12/10/25	1,000,000	949,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	500,000	475,761
4.650%, 3/24/26	1,750,000	1,654,195
3.750%, 1/11/27(x)	1,385,000	1,291,423
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	370,502
4.375%, 3/22/28	1,350,000	1,276,878
4.550%, 8/16/28	850,000	805,343
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,594,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	502,566
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	309,649
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	932,320
5.400%, 11/21/25	250,000	241,162
3.400%, 8/17/27	330,000	284,703
4.700%, 1/27/28	500,000	467,527
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24	1,000,000	964,796
2.193%, 2/25/25	1,000,000	941,154
3.777%, 3/2/25(x)	1,000,000	971,573
1.412%, 7/17/25	430,000	394,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25(k)	400,000	395,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25(k)	$500,000	$469,890
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25(k)	400,000	396,577
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25(k)	760,000	708,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)	200,000	200,201
3.850%, 3/1/26	216,000	207,341
2.757%, 9/13/26(x)	1,250,000	1,155,725
3.677%, 2/22/27	1,000,000	963,758
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	442,023
3.287%, 7/25/27	1,000,000	942,719
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,311,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	538,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	394,399
4.050%, 9/11/28	1,000,000	975,286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	400,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	206,303
3.741%, 3/7/29(x)	750,000	708,032
3.195%, 7/18/29	1,000,000	892,173
2.559%, 2/25/30(x)	1,000,000	850,661
2.048%, 7/17/30	460,000	374,649
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	412,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	393,158
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	602,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	201,615
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	206,076
Mizuho Financial Group, Inc.
(SOFR + 1.24%), 2.839%, 7/16/25(k)	750,000	722,392
(SOFR + 1.36%), 2.555%, 9/13/25(k)	500,000	477,591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)(x)	500,000	470,624
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	279,839
2.839%, 9/13/26	850,000	788,073
3.663%, 2/28/27	1,000,000	949,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	438,458
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	666,401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	505,136
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	948,499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	444,563
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	657,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	505,209
(SOFR + 1.77%), 2.201%, 7/10/31(k)	500,000	402,591
(SOFR + 1.53%), 1.979%, 9/8/31(k)	300,000	236,158
2.564%, 9/13/31	310,000	243,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	$750,000	$590,413
National Australia Bank Ltd.
3.500%, 6/9/25(x)	250,000	243,527
4.966%, 1/12/26	250,000	251,647
3.375%, 1/14/26	750,000	723,360
2.500%, 7/12/26	1,500,000	1,399,838
3.905%, 6/9/27	500,000	485,106
4.944%, 1/12/28	300,000	303,163
National Bank of Canada
0.750%, 8/6/24	300,000	281,945
5.250%, 1/17/25	500,000	498,498
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,699,734
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	200,000	200,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	924,393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	265,883
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	198,107
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	2,927,695
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	699,963
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	205,445
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	356,471
2.875%, 5/23/25	1,000,000	973,008
0.375%, 9/17/25	910,000	832,098
4.125%, 1/20/26	235,000	235,591
0.500%, 2/2/26	935,000	846,983
3.625%, 9/9/27	409,000	404,977
4.250%, 3/1/28	545,000	556,411
PNC Bank NA
2.500%, 8/27/24	500,000	479,903
2.950%, 2/23/25	250,000	239,575
3.875%, 4/10/25	1,000,000	965,720
3.250%, 6/1/25	500,000	477,684
3.100%, 10/25/27	500,000	465,460
2.700%, 10/22/29	395,000	338,424
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	500,000	489,769
2.200%, 11/1/24	500,000	476,732
2.600%, 7/23/26	350,000	323,978
1.150%, 8/13/26	500,000	440,211
(SOFR + 1.09%), 4.758%, 1/26/27(k)	225,000	221,805
3.150%, 5/19/27	750,000	698,881
3.450%, 4/23/29	750,000	694,393
2.550%, 1/22/30	750,000	637,989
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	815,223
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	462,088
(SOFR + 1.93%), 5.068%, 1/24/34(k)(x)	210,000	206,184
Regions Financial Corp.
2.250%, 5/18/25	300,000	275,423
1.800%, 8/12/28(x)	500,000	408,766
Royal Bank of Canada
2.550%, 7/16/24	750,000	724,990
3.970%, 7/26/24(x)	375,000	369,361
0.650%, 7/29/24	500,000	471,417
0.750%, 10/7/24(x)	500,000	468,334
2.250%, 11/1/24	750,000	717,351
1.600%, 1/21/25	500,000	469,953
3.375%, 4/14/25	500,000	483,588
1.150%, 6/10/25	530,000	486,141
4.875%, 1/12/26	500,000	500,321
0.875%, 1/20/26(x)	750,000	672,570
4.650%, 1/27/26(x)	2,000,000	1,968,502
1.200%, 4/27/26	750,000	670,187
1.150%, 7/14/26(x)	750,000	671,515
1.400%, 11/2/26	500,000	443,767
2.050%, 1/21/27	500,000	451,665
3.625%, 5/4/27(x)	500,000	476,889
4.240%, 8/3/27	500,000	487,419
4.900%, 1/12/28(x)	500,000	498,313
2.300%, 11/3/31(x)	500,000	411,637
Santander Holdings USA, Inc.
3.500%, 6/7/24	350,000	339,807
3.450%, 6/2/25	500,000	467,238
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)	370,000	357,845
4.500%, 7/17/25	1,500,000	1,430,831
(SOFR + 2.33%), 5.807%, 9/9/26(k)	295,000	290,290
4.400%, 7/13/27	485,000	455,630
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	224,257
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	124,391
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	895,865
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	869,345
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	438,433
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	683,821
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	238,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(SOFR + 1.48%), 2.896%, 3/15/32(k)	$500,000	$404,732
Sumitomo Mitsui Banking Corp.
3.400%, 7/11/24	1,000,000	979,208
3.650%, 7/23/25	750,000	723,867
Sumitomo Mitsui Financial Group, Inc.
2.696%, 7/16/24	1,000,000	968,376
2.448%, 9/27/24	350,000	335,967
2.348%, 1/15/25	400,000	378,740
1.474%, 7/8/25	925,000	847,023
0.948%, 1/12/26	500,000	443,775
5.464%, 1/13/26	500,000	503,339
1.402%, 9/17/26	1,000,000	875,663
3.010%, 10/19/26	1,000,000	927,922
2.174%, 1/14/27	220,000	196,669
3.364%, 7/12/27(x)	750,000	702,271
3.352%, 10/18/27	750,000	698,983
1.902%, 9/17/28	1,000,000	847,424
4.306%, 10/16/28	750,000	719,337
2.472%, 1/14/29	500,000	428,460
3.040%, 7/16/29	1,000,000	883,643
3.202%, 9/17/29(x)	350,000	305,789
2.724%, 9/27/29(x)	350,000	301,938
5.710%, 1/13/30	320,000	331,982
2.750%, 1/15/30	400,000	343,259
2.130%, 7/8/30	750,000	609,300
1.710%, 1/12/31	500,000	387,382
2.222%, 9/17/31(x)	1,000,000	793,975
5.766%, 1/13/33	1,500,000	1,560,722
Synovus Bank
5.625%, 2/15/28	250,000	229,352
Toronto-Dominion Bank (The)
2.650%, 6/12/24	750,000	728,075
0.700%, 9/10/24	750,000	703,317
4.285%, 9/13/24	400,000	394,642
1.250%, 12/13/24	195,000	183,041
1.450%, 1/10/25	500,000	468,825
3.766%, 6/6/25	500,000	485,886
1.150%, 6/12/25(x)	750,000	688,698
0.750%, 9/11/25	1,000,000	899,649
0.750%, 1/6/26	1,000,000	889,920
1.200%, 6/3/26(x)	1,025,000	910,526
1.250%, 9/10/26	750,000	662,098
1.950%, 1/12/27(x)	500,000	447,977
2.800%, 3/10/27	500,000	460,763
4.108%, 6/8/27(x)	500,000	483,402
4.693%, 9/15/27	400,000	394,978
2.000%, 9/10/31(x)	500,000	398,702
(USD Swap Semi 5 Year +2.21%), 3.625%, 9/15/31(k)	1,000,000	945,159
2.450%, 1/12/32	500,000	412,322
3.200%, 3/10/32(x)	500,000	437,665
4.456%, 6/8/32	265,000	254,808
Truist Bank
3.200%, 4/1/24	750,000	731,012
2.150%, 12/6/24	600,000	566,889
1.500%, 3/10/25	750,000	688,369
4.050%, 11/3/25	185,000	177,040
3.800%, 10/30/26	300,000	279,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	329,045
2.250%, 3/11/30	535,000	438,073
Truist Financial Corp.
2.500%, 8/1/24	750,000	721,358
2.850%, 10/26/24	500,000	477,717
4.000%, 5/1/25	600,000	578,491
3.700%, 6/5/25	750,000	719,778
1.200%, 8/5/25	500,000	449,630
(SOFR + 1.46%), 4.260%, 7/28/26(k)(x)	500,000	481,441
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	837,473
(SOFR + 1.37%), 4.123%, 6/6/28(k)(x)	315,000	298,712
(SOFR + 1.44%), 4.873%, 1/26/29(k)	205,000	199,326
3.875%, 3/19/29	750,000	673,632
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	313,358
1.950%, 6/5/30	335,000	269,561
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	465,929
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	199,244
US Bancorp
2.400%, 7/30/24	750,000	721,574
3.600%, 9/11/24	1,000,000	969,033
1.450%, 5/12/25	600,000	553,746
3.950%, 11/17/25	500,000	484,615
3.100%, 4/27/26	1,415,000	1,310,990
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	358,788
3.900%, 4/26/28	650,000	622,957
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	486,995
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	486,636
1.375%, 7/22/30	600,000	468,269
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	329,658
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	329,872
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	481,699
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	766,178
US Bank NA
2.050%, 1/21/25	1,000,000	943,056
2.800%, 1/27/25	1,000,000	955,450
Webster Financial Corp.
4.100%, 3/25/29(x)	500,000	456,684
Wells Fargo & Co.
(SOFR + 0.51%), 0.805%, 5/19/25(k)	180,000	170,609
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	1,105,000	1,051,015
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,178,267
3.000%, 4/22/26	4,000,000	3,765,796
(SOFR + 1.32%), 3.908%, 4/25/26(k)	1,470,000	1,424,499
(SOFR + 1.56%), 4.540%, 8/15/26(k)	375,000	368,507
3.000%, 10/23/26	1,500,000	1,400,888
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,042,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
(SOFR + 1.51%), 3.526%, 3/24/28(k)	$710,000	$668,808
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	7,564,055
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	907,683
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	654,108
4.150%, 1/24/29	1,350,000	1,286,619
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,082,632
(SOFR + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,220,719
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,846,380
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	605,937
Westpac Banking Corp.
1.019%, 11/18/24	335,000	314,967
3.735%, 8/26/25	1,500,000	1,472,732
2.850%, 5/13/26	750,000	709,932
1.150%, 6/3/26	500,000	451,282
3.350%, 3/8/27	1,250,000	1,194,058
4.043%, 8/26/27	1,500,000	1,475,097
1.953%, 11/20/28	500,000	432,357
2.650%, 1/16/30	350,000	316,631
2.150%, 6/3/31(x)	500,000	420,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,560,755
Wintrust Financial Corp.
4.850%, 6/6/29(x)	250,000	231,932
Zions Bancorp NA
3.250%, 10/29/29(x)	500,000	350,000

		425,094,593

Capital Markets (3.0%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	182,060
Ameriprise Financial, Inc.
3.700%, 10/15/24	750,000	729,438
2.875%, 9/15/26(x)	500,000	467,229
4.500%, 5/13/32	90,000	86,108
Ares Capital Corp.
4.200%, 6/10/24	560,000	541,106
4.250%, 3/1/25	500,000	473,782
3.250%, 7/15/25	500,000	458,630
3.875%, 1/15/26(x)	1,000,000	921,071
2.150%, 7/15/26	285,000	243,239
2.875%, 6/15/27	500,000	427,080
2.875%, 6/15/28(x)	500,000	411,429
3.200%, 11/15/31	500,000	378,120
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	352,784
2.550%, 10/13/26	500,000	422,944
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	675,000	645,190
3.350%, 4/25/25(x)	500,000	482,889
(SOFR + 0.57%), 3.430%, 6/13/25(k)	500,000	489,281
0.750%, 1/28/26	500,000	444,607
2.800%, 5/4/26	750,000	703,452
(SOFR + 1.35%), 4.414%, 7/24/26(k)	240,000	237,837
1.050%, 10/15/26(x)	1,000,000	873,689
2.050%, 1/26/27(x)	400,000	359,550
3.250%, 5/16/27	700,000	661,431
3.850%, 4/28/28(x)	850,000	820,486
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	484,685
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	246,439
3.850%, 4/26/29	500,000	474,466
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	142,233
1.650%, 1/28/31(x)	500,000	390,255
1.800%, 7/28/31	750,000	587,093
2.500%, 1/26/32	200,000	164,512
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	474,578
Series J
0.850%, 10/25/24(x)	500,000	468,040
1.900%, 1/25/29	500,000	427,524
BGC Partners, Inc.
3.750%, 10/1/24	200,000	192,086
BlackRock, Inc.
3.200%, 3/15/27(x)	347,000	333,737
3.250%, 4/30/29(x)	445,000	421,821
Blackstone Private Credit Fund
2.350%, 11/22/24	500,000	465,052
2.700%, 1/15/25	190,000	175,764
4.700%, 3/24/25	250,000	239,801
2.625%, 12/15/26	1,000,000	838,753
3.250%, 3/15/27	500,000	423,586
4.000%, 1/15/29	250,000	209,662
Blackstone Secured Lending Fund
3.625%, 1/15/26(x)	250,000	226,456
2.750%, 9/16/26	1,000,000	862,213
2.125%, 2/15/27(x)	500,000	417,224
2.850%, 9/30/28	500,000	405,211
Brookfield Corp.
4.000%, 1/15/25	600,000	589,179
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	743,127
3.900%, 1/25/28	500,000	462,623
4.350%, 4/15/30(x)	2,000,000	1,857,622
2.724%, 4/15/31(x)	230,000	192,083
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	625,650
3.000%, 3/16/32	500,000	432,879
Charles Schwab Corp. (The)
3.750%, 4/1/24	750,000	736,947
3.000%, 3/10/25	150,000	142,334
3.625%, 4/1/25	1,000,000	960,798
3.850%, 5/21/25	750,000	721,649
0.900%, 3/11/26	1,335,000	1,167,149
1.150%, 5/13/26	375,000	328,897
3.200%, 3/2/27	500,000	461,394
2.450%, 3/3/27	210,000	187,682
3.300%, 4/1/27(x)	455,000	420,998
2.000%, 3/20/28	1,200,000	1,026,274
3.250%, 5/22/29	500,000	449,827
2.300%, 5/13/31	750,000	606,156
2.900%, 3/3/32	280,000	233,213
CI Financial Corp.
3.200%, 12/17/30	565,000	436,277
CME Group, Inc.
3.000%, 3/15/25(x)	1,000,000	967,475
3.750%, 6/15/28	350,000	341,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
2.650%, 3/15/32	$355,000	$306,631
Credit Suisse AG
4.750%, 8/9/24	500,000	482,500
7.950%, 1/9/25	400,000	406,000
3.700%, 2/21/25	375,000	354,375
2.950%, 4/9/25	1,000,000	930,000
1.250%, 8/7/26	600,000	506,250
5.000%, 7/9/27	500,000	480,000
7.500%, 2/15/28	400,000	424,000
Credit Suisse Group AG
3.750%, 3/26/25	750,000	690,000
4.550%, 4/17/26	2,000,000	1,830,000
Deutsche Bank AG
0.898%, 5/28/24	375,000	352,316
3.700%, 5/30/24	1,500,000	1,423,297
4.162%, 5/13/25	315,000	300,462
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	710,256
4.100%, 1/13/26	1,000,000	908,068
1.686%, 3/19/26	180,000	159,260
(SOFR + 3.19%), 6.119%, 7/14/26(k)	335,000	322,612
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	907,721
5.371%, 9/9/27	500,000	489,638
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	428,955
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	847,539
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	149,149
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	1,921,117
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	207,862
Eaton Vance Corp.
3.500%, 4/6/27	250,000	237,601
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,182,819
1.600%, 10/30/30(x)	600,000	469,830
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	243,124
1.650%, 10/12/24	300,000	275,918
4.125%, 2/1/25	500,000	475,253
3.400%, 1/15/26	500,000	449,047
2.625%, 1/15/27	500,000	420,449
3.250%, 7/15/27	500,000	423,892
3.125%, 10/12/28	300,000	243,804
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	238,147
2.875%, 1/15/26	250,000	226,518
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,000,000	1,964,748
3.500%, 1/23/25	3,250,000	3,167,977
3.750%, 5/22/25	2,400,000	2,338,790
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,770,238
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	836,594
3.750%, 2/25/26	580,000	563,750
3.500%, 11/16/26	1,815,000	1,725,703
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	895,501
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	890,978
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,094,658
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	943,078
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	414,479
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	945,235
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	942,987
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	1,901,121
2.600%, 2/7/30	6,515,000	5,576,314
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	453,710
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	884,552
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,733,162
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	589,251
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	850,345
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	240,220
2.500%, 8/24/26	910,000	781,948
2.050%, 2/15/27	500,000	410,195
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	287,202
Intercontinental Exchange, Inc.
3.650%, 5/23/25	290,000	283,247
3.750%, 12/1/25	610,000	592,860
4.000%, 9/15/27	600,000	591,627
3.750%, 9/21/28	535,000	511,545
4.350%, 6/15/29	250,000	246,278
Jefferies Financial Group, Inc.
4.850%, 1/15/27(x)	665,000	648,868
2.625%, 10/15/31	1,500,000	1,194,189
Lazard Group LLC
4.500%, 9/19/28	350,000	336,421
4.375%, 3/11/29	500,000	472,434
Legg Mason, Inc.
4.750%, 3/15/26	250,000	246,774
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	983,246
Moody’s Corp.
2.000%, 8/19/31(x)	1,250,000	1,020,204
4.250%, 8/8/32	250,000	240,567
Morgan Stanley
(SOFR + 1.16%), 3.620%, 4/17/25(k)	750,000	735,795
(SOFR + 0.53%), 0.790%, 5/30/25(k)	1,500,000	1,417,044
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	481,952
4.000%, 7/23/25	505,000	494,391
(SOFR + 0.56%), 1.164%, 10/21/25(k)	930,000	867,369
(SOFR + 0.94%), 2.630%, 2/18/26(k)	750,000	709,365
(SOFR + 1.67%), 4.679%, 7/17/26(k)	460,000	454,611
3.125%, 7/27/26	3,000,000	2,837,301
(SOFR + 1.77%), 6.138%, 10/16/26(k)	1,000,000	1,021,353
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,444,329
3.625%, 1/20/27	4,000,000	3,838,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.30%), 5.050%, 1/28/27(k)(x)	$300,000	$298,290
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,527,034
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,767,588
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	942,296
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	842,686
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,047,766
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	1,800,000	1,696,741
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	501,122
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	908,586
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,554,584
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,817,124
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,602,950
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	754,102
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	689,187
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	731,085
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	1,009,574
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	940,364
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	737,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	494,040
Series I (SOFR + 0.75%), 0.864%, 10/21/25(k)(x)	345,000	320,724
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27(x)	250,000	239,171
4.500%, 6/20/28	350,000	343,323
Nasdaq, Inc.
3.850%, 6/30/26	145,000	141,384
1.650%, 1/15/31(x)	750,000	591,004
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	360,256
5.099%, 7/3/25	750,000	739,653
1.851%, 7/16/25	1,500,000	1,376,198
5.709%, 1/9/26	200,000	200,193
2.329%, 1/22/27	500,000	440,965
5.386%, 7/6/27	500,000	492,098
5.842%, 1/18/28	200,000	201,919
2.172%, 7/14/28	670,000	556,918
2.710%, 1/22/29	500,000	423,032
3.103%, 1/16/30	750,000	633,175
2.679%, 7/16/30	1,000,000	808,782
2.608%, 7/14/31	685,000	536,700
2.999%, 1/22/32(x)	500,000	400,436
6.181%, 1/18/33	200,000	201,503
Northern Trust Corp.
4.000%, 5/10/27(x)	335,000	324,690
3.650%, 8/3/28	500,000	474,581
3.150%, 5/3/29(x)	500,000	456,644
1.950%, 5/1/30	560,000	465,894
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	421,472
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	75,710
2.700%, 1/15/27	500,000	424,159
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	292,360
4.000%, 3/30/25	250,000	233,897
3.750%, 7/22/25	350,000	322,033
4.250%, 1/15/26	250,000	230,938
3.400%, 7/15/26	500,000	442,812
2.625%, 1/15/27(x)	500,000	423,236
2.875%, 6/11/28	750,000	606,016
OWL Rock Core Income Corp.
5.500%, 3/21/25	250,000	243,230
4.700%, 2/8/27	300,000	271,173
Prospect Capital Corp.
3.706%, 1/22/26	250,000	221,864
3.364%, 11/15/26	270,000	225,390
3.437%, 10/15/28(x)	500,000	381,691
S&P Global, Inc.
2.450%, 3/1/27	235,000	219,362
2.700%, 3/1/29	500,000	453,066
1.250%, 8/15/30(x)	975,000	778,333
2.900%, 3/1/32	350,000	311,451
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	477,638
2.500%, 8/1/26	310,000	272,024
Stifel Financial Corp.
4.250%, 7/18/24	700,000	692,468
4.000%, 5/15/30	500,000	437,407

		151,323,440

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
2.875%, 8/14/24	350,000	334,675
1.650%, 10/29/24	1,300,000	1,213,995
3.500%, 1/15/25	600,000	572,482
6.500%, 7/15/25	1,290,000	1,297,777
4.450%, 10/1/25	350,000	338,726
1.750%, 1/30/26	655,000	584,829
4.450%, 4/3/26	500,000	478,669
2.450%, 10/29/26	795,000	713,199
3.650%, 7/21/27	1,000,000	910,016
4.625%, 10/15/27	500,000	482,116
3.875%, 1/23/28	500,000	462,136
3.000%, 10/29/28	390,000	339,200
Series 3NC1
1.750%, 10/29/24	645,000	602,159
Ally Financial, Inc.
5.800%, 5/1/25	1,000,000	969,908
4.750%, 6/9/27	500,000	465,657
2.200%, 11/2/28	250,000	198,413
American Express Co.
3.375%, 5/3/24	275,000	269,734
2.500%, 7/30/24	500,000	483,307
3.000%, 10/30/24	750,000	726,553
2.250%, 3/4/25	200,000	189,980
3.950%, 8/1/25	750,000	734,186
4.200%, 11/6/25	1,075,000	1,059,251
4.900%, 2/13/26	170,000	170,779
3.125%, 5/20/26(x)	500,000	477,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.650%, 11/4/26	$1,460,000	$1,313,736
2.550%, 3/4/27(x)	335,000	309,214
3.300%, 5/3/27(x)	1,150,000	1,090,095
4.050%, 5/3/29	335,000	325,867
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	260,547
American Honda Finance Corp.
2.400%, 6/27/24(x)	500,000	484,943
0.550%, 7/12/24(x)	350,000	331,481
2.150%, 9/10/24	350,000	336,850
1.500%, 1/13/25	500,000	472,979
1.000%, 9/10/25(x)	500,000	458,312
1.300%, 9/9/26(x)	415,000	371,284
2.300%, 9/9/26	720,000	666,737
2.350%, 1/8/27(x)	500,000	461,670
4.700%, 1/12/28	350,000	352,851
1.800%, 1/13/31	350,000	287,796
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	263,753
Capital One Financial Corp.
3.750%, 4/24/24	1,000,000	971,776
3.300%, 10/30/24	350,000	333,840
4.250%, 4/30/25	850,000	812,522
(SOFR + 1.37%), 4.166%, 5/9/25(k)	500,000	483,986
4.200%, 10/29/25	750,000	701,389
(SOFR + 1.29%), 2.636%, 3/3/26(k)	435,000	403,221
(SOFR + 2.16%), 4.985%, 7/24/26(k)	500,000	482,343
3.750%, 3/9/27	1,150,000	1,039,111
3.650%, 5/11/27	500,000	455,625
3.800%, 1/31/28	1,000,000	914,634
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	479,741
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	424,983
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	472,822
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	709,061
(SOFR + 1.27%), 2.618%, 11/2/32(k)(x)	1,000,000	761,765
(SOFR + 2.37%), 5.268%, 5/10/33(k)(x)	500,000	471,823
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	487,782
Caterpillar Financial Services Corp.
0.450%, 5/17/24	350,000	333,931
2.850%, 5/17/24(x)	350,000	343,015
0.600%, 9/13/24	400,000	377,885
3.250%, 12/1/24	500,000	488,402
5.400%, 3/10/25	400,000	407,212
3.400%, 5/13/25	500,000	488,960
1.450%, 5/15/25	750,000	703,373
3.650%, 8/12/25	500,000	490,165
0.800%, 11/13/25	350,000	317,555
4.800%, 1/6/26	250,000	253,519
2.400%, 8/9/26	250,000	233,791
1.150%, 9/14/26	400,000	358,545
1.700%, 1/8/27(x)	355,000	323,970
3.600%, 8/12/27(x)	500,000	487,026
Discover Financial Services
3.950%, 11/6/24	250,000	239,578
3.750%, 3/4/25	350,000	329,801
4.500%, 1/30/26(x)	500,000	483,805
4.100%, 2/9/27	565,000	533,605
General Motors Financial Co., Inc.
1.200%, 10/15/24	235,000	221,313
3.800%, 4/7/25	185,000	179,035
4.350%, 4/9/25	575,000	562,679
2.750%, 6/20/25(x)	1,250,000	1,180,823
4.300%, 7/13/25	1,250,000	1,220,634
6.050%, 10/10/25	500,000	506,984
1.250%, 1/8/26	750,000	672,605
5.250%, 3/1/26	700,000	698,185
1.500%, 6/10/26	750,000	666,950
4.000%, 10/6/26	750,000	715,556
4.350%, 1/17/27	835,000	808,769
2.350%, 2/26/27	500,000	446,168
5.000%, 4/9/27	450,000	444,246
3.850%, 1/5/28	500,000	463,436
6.000%, 1/9/28(x)	200,000	204,226
2.400%, 4/10/28	600,000	522,068
2.400%, 10/15/28	500,000	426,794
5.650%, 1/17/29	350,000	353,332
4.300%, 4/6/29	500,000	465,107
2.350%, 1/8/31	500,000	392,643
2.700%, 6/10/31	750,000	600,500
6.400%, 1/9/33	200,000	204,889
John Deere Capital Corp.
0.450%, 6/7/24(x)	490,000	465,935
3.350%, 6/12/24	650,000	639,511
2.650%, 6/24/24(x)	660,000	643,643
0.625%, 9/10/24(x)	140,000	132,433
4.550%, 10/11/24(x)	280,000	281,803
2.050%, 1/9/25(x)	350,000	337,049
1.250%, 1/10/25	295,000	279,758
5.150%, 3/3/25	300,000	303,394
2.125%, 3/7/25	125,000	119,144
3.400%, 6/6/25	280,000	273,976
4.050%, 9/8/25(x)	400,000	396,998
3.400%, 9/11/25(x)	350,000	340,589
0.700%, 1/15/26(x)	500,000	450,936
5.050%, 3/3/26	300,000	305,018
2.650%, 6/10/26(x)	500,000	474,440
2.350%, 3/8/27	250,000	231,881
1.750%, 3/9/27(x)	175,000	160,101
2.800%, 9/8/27(x)	400,000	374,222
3.050%, 1/6/28	500,000	472,573
4.750%, 1/20/28(x)	530,000	540,382
4.900%, 3/3/28	300,000	307,373
3.450%, 3/7/29	270,000	256,364
2.800%, 7/18/29(x)	325,000	296,220
4.850%, 10/11/29(x)	500,000	513,826
2.450%, 1/9/30(x)	290,000	257,719
4.350%, 9/15/32	375,000	372,753
PACCAR Financial Corp.
0.500%, 8/9/24	140,000	132,500
2.150%, 8/15/24(x)	250,000	242,216
0.900%, 11/8/24	250,000	235,647
1.800%, 2/6/25	175,000	166,275
2.850%, 4/7/25(x)	500,000	482,486
3.550%, 8/11/25	250,000	246,122
4.950%, 10/3/25	250,000	251,580
4.450%, 3/30/26	100,000	99,987
1.100%, 5/11/26	350,000	314,695
2.000%, 2/4/27	350,000	319,867
4.600%, 1/10/28	100,000	100,172
Synchrony Financial
4.250%, 8/15/24	750,000	695,403
4.875%, 6/13/25	325,000	300,578
4.500%, 7/23/25	500,000	454,021
3.700%, 8/4/26	500,000	437,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 12/1/27(x)	$1,500,000	$1,271,910
5.150%, 3/19/29	250,000	221,027
2.875%, 10/28/31(x)	250,000	177,898
Toyota Motor Credit Corp.
2.900%, 4/17/24	500,000	489,218
0.500%, 6/18/24(x)	500,000	475,616
0.625%, 9/13/24	375,000	354,145
4.400%, 9/20/24(x)	500,000	498,189
2.000%, 10/7/24(x)	500,000	479,801
4.800%, 1/10/25	500,000	502,699
1.450%, 1/13/25(x)	500,000	473,290
3.400%, 4/14/25	750,000	731,512
3.950%, 6/30/25	435,000	428,861
3.650%, 8/18/25	145,000	141,779
0.800%, 1/9/26	500,000	452,088
1.150%, 8/13/27	590,000	511,981
3.050%, 1/11/28(x)	500,000	470,403
4.625%, 1/12/28	320,000	322,939
1.900%, 4/6/28	600,000	532,067
3.650%, 1/8/29	500,000	480,855
4.450%, 6/29/29	500,000	502,188
2.150%, 2/13/30(x)	500,000	438,415
1.650%, 1/10/31	550,000	449,855
2.400%, 1/13/32	500,000	423,963
4.700%, 1/12/33	350,000	353,861

		76,312,294

Financial Services (0.8%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,353,695
Block Financial LLC
5.250%, 10/1/25	500,000	500,136
2.500%, 7/15/28	350,000	301,437
3.875%, 8/15/30	230,000	199,890
Fidelity National Information Services, Inc.
4.500%, 7/15/25	280,000	276,300
1.150%, 3/1/26	325,000	288,864
4.700%, 7/15/27	500,000	491,267
1.650%, 3/1/28(x)	215,000	183,201
2.250%, 3/1/31	600,000	478,651
5.100%, 7/15/32	500,000	485,642
Fiserv, Inc.
3.850%, 6/1/25(x)	1,500,000	1,463,607
3.200%, 7/1/26	250,000	236,910
2.250%, 6/1/27	1,000,000	902,132
4.200%, 10/1/28	465,000	449,751
3.500%, 7/1/29	890,000	822,827
2.650%, 6/1/30	1,500,000	1,285,266
5.600%, 3/2/33	225,000	232,753
Global Payments, Inc.
1.500%, 11/15/24	275,000	258,517
2.650%, 2/15/25	750,000	712,238
1.200%, 3/1/26(x)	560,000	497,149
4.800%, 4/1/26	1,000,000	979,392
2.150%, 1/15/27	500,000	441,965
4.950%, 8/15/27	315,000	308,959
4.450%, 6/1/28	500,000	473,268
5.300%, 8/15/29	300,000	294,618
2.900%, 5/15/30	235,000	198,080
2.900%, 11/15/31	500,000	407,014
5.400%, 8/15/32	500,000	487,802
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	278,961
5.670%, 6/8/32	250,000	244,425
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	988,208
2.000%, 3/3/25	500,000	478,136
2.950%, 11/21/26	1,150,000	1,099,192
3.500%, 2/26/28	140,000	135,291
4.875%, 3/9/28(x)	355,000	364,746
2.950%, 6/1/29	700,000	647,839
2.000%, 11/18/31	500,000	421,425
National Rural Utilities Cooperative Finance Corp.
1.875%, 2/7/25	250,000	236,802
3.450%, 6/15/25	285,000	276,940
3.250%, 11/1/25	250,000	240,198
1.000%, 6/15/26	500,000	442,969
3.050%, 4/25/27	350,000	329,770
3.400%, 2/7/28(x)	500,000	473,825
4.800%, 3/15/28	145,000	145,399
3.900%, 11/1/28(x)	250,000	240,545
5.800%, 1/15/33	165,000	175,302
Series D
1.000%, 10/18/24	310,000	292,644
ORIX Corp.
3.250%, 12/4/24	750,000	724,035
3.700%, 7/18/27	400,000	379,119
5.000%, 9/13/27	200,000	199,380
2.250%, 3/9/31	350,000	284,229
4.000%, 4/13/32(x)	250,000	229,486
5.200%, 9/13/32	200,000	200,615
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	518,306
1.650%, 6/1/25	1,000,000	938,107
2.650%, 10/1/26	335,000	315,520
3.900%, 6/1/27	180,000	176,552
2.300%, 6/1/30(x)	1,000,000	854,525
4.400%, 6/1/32	500,000	488,985
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	720,486
Shell International Finance BV
2.000%, 11/7/24(x)	750,000	720,851
3.250%, 5/11/25	2,500,000	2,440,923
2.875%, 5/10/26	1,250,000	1,195,043
2.500%, 9/12/26(x)	1,000,000	940,634
2.750%, 4/6/30	415,000	376,256
Synchrony Bank
5.400%, 8/22/25	315,000	295,035
5.625%, 8/23/27	250,000	230,418
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,345,046
0.750%, 8/15/27(x)	465,000	403,702
2.750%, 9/15/27(x)	300,000	283,600
Voya Financial, Inc.
3.650%, 6/15/26	625,000	589,315
Western Union Co. (The)
2.850%, 1/10/25	125,000	119,473
1.350%, 3/15/26(x)	350,000	308,814
2.750%, 3/15/31	350,000	277,812

		40,080,215

Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	205,000	185,434
Alleghany Corp.
3.625%, 5/15/30(x)	500,000	468,720
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	242,330
Allstate Corp. (The)
0.750%, 12/15/25	185,000	165,240
3.280%, 12/15/26	500,000	475,008
1.450%, 12/15/30	300,000	233,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 3/30/33	$390,000	$392,424
American International Group, Inc.
2.500%, 6/30/25	500,000	471,790
5.125%, 3/27/33(x)	665,000	657,438
Aon Corp.
2.850%, 5/28/27	180,000	166,992
4.500%, 12/15/28	650,000	637,864
3.750%, 5/2/29	350,000	332,877
2.800%, 5/15/30	500,000	440,545
2.050%, 8/23/31(x)	750,000	600,470
2.600%, 12/2/31	355,000	296,622
5.000%, 9/12/32	500,000	502,276
Aon Global Ltd.
3.500%, 6/14/24	350,000	344,849
3.875%, 12/15/25	600,000	584,102
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	489,948
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	319,791
Assurant, Inc.
4.900%, 3/27/28	250,000	243,760
2.650%, 1/15/32(x)	500,000	395,874
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	484,000	485,708
Athene Holding Ltd.
4.125%, 1/12/28	750,000	679,337
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	231,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	160,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	484,873
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	466,601
1.850%, 3/12/30(x)	165,000	141,144
1.450%, 10/15/30(x)	395,000	323,772
2.875%, 3/15/32(x)	500,000	449,221
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,828,755
5.625%, 5/15/30	145,000	141,160
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	343,516
4.500%, 3/15/29	300,000	288,506
4.200%, 3/17/32	325,000	292,488
Chubb INA Holdings, Inc.
3.350%, 5/15/24(x)	600,000	588,670
3.150%, 3/15/25	1,000,000	974,194
3.350%, 5/3/26	410,000	396,028
1.375%, 9/15/30	1,665,000	1,330,722
CNA Financial Corp.
4.500%, 3/1/26	500,000	493,616
3.450%, 8/15/27	500,000	469,632
3.900%, 5/1/29	210,000	196,956
2.050%, 8/15/30	170,000	137,688
Enstar Group Ltd.
4.950%, 6/1/29	350,000	326,987
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	243,500
4.625%, 4/29/30	750,000	704,128
3.375%, 3/3/31	355,000	298,192
5.625%, 8/16/32§	250,000	245,313
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	461,572
3.400%, 6/15/30	300,000	260,710
First American Financial Corp.
4.600%, 11/15/24	500,000	493,128
4.000%, 5/15/30	180,000	159,219
2.400%, 8/15/31	315,000	242,352
Globe Life, Inc.
4.550%, 9/15/28	500,000	499,588
2.150%, 8/15/30	500,000	405,038
4.800%, 6/15/32(x)	150,000	145,043
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	743,866
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	469,848
Kemper Corp.
4.350%, 2/15/25	355,000	350,075
2.400%, 9/30/30	500,000	398,225
3.800%, 2/23/32	500,000	430,103
Lincoln National Corp.
3.625%, 12/12/26	500,000	458,687
3.400%, 3/1/32(x)	750,000	599,511
Loews Corp.
3.750%, 4/1/26(x)	300,000	291,781
3.200%, 5/15/30	60,000	53,973
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	982,652
2.484%, 5/19/27	350,000	322,176
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	730,034
3.703%, 3/16/32	500,000	456,614
Markel Corp.
3.500%, 11/1/27	350,000	331,873
3.350%, 9/17/29	90,000	81,191
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	1,000,000	980,571
4.375%, 3/15/29	700,000	688,028
2.375%, 12/15/31	340,000	280,455
Mercury General Corp.
4.400%, 3/15/27	300,000	288,548
MetLife, Inc.
3.000%, 3/1/25	500,000	482,016
3.600%, 11/13/25	1,300,000	1,265,915
Old Republic International Corp.
4.875%, 10/1/24	400,000	396,813
3.875%, 8/26/26	500,000	477,555
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	323,030
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	333,369
3.700%, 5/15/29(x)	375,000	353,200
2.125%, 6/15/30	750,000	621,862
5.375%, 3/15/33	140,000	139,691
Progressive Corp. (The)
2.500%, 3/15/27	290,000	268,817
3.000%, 3/15/32	350,000	311,963
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	227,564
3.878%, 3/27/28	650,000	629,622
2.100%, 3/10/30(x)	235,000	200,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	$1,075,000	$956,750
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,500,000	2,334,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	154,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	323,690
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,322,156
3.625%, 3/24/32	500,000	455,406
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	161,341
3.150%, 6/15/30	175,000	151,725
RenaissanceRe Finance, Inc.
3.700%, 4/1/25(x)	250,000	244,022
3.450%, 7/1/27	195,000	185,282
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	460,790
Trinity Acquisition plc
4.400%, 3/15/26	250,000	244,152
Unum Group
4.000%, 6/15/29	180,000	168,144
Willis North America, Inc.
3.600%, 5/15/24	550,000	538,991
4.650%, 6/15/27	200,000	196,147
4.500%, 9/15/28	500,000	483,642
2.950%, 9/15/29	540,000	470,704

		47,858,084

Total Financials		740,668,626

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.
3.850%, 6/15/24	1,250,000	1,234,449
2.600%, 11/21/24	2,790,000	2,688,023
3.800%, 3/15/25	1,125,000	1,106,011
3.200%, 5/14/26	1,500,000	1,445,318
2.950%, 11/21/26	1,430,000	1,356,803
3.200%, 11/21/29	1,790,000	1,657,030
Amgen, Inc.
3.625%, 5/22/24	750,000	739,080
1.900%, 2/21/25	265,000	250,568
5.250%, 3/2/25(x)	215,000	216,819
3.125%, 5/1/25(x)	250,000	242,209
5.507%, 3/2/26	335,000	336,390
2.600%, 8/19/26	1,150,000	1,068,364
2.200%, 2/21/27(x)	705,000	648,546
3.200%, 11/2/27	1,250,000	1,179,554
5.150%, 3/2/28	800,000	815,968
1.650%, 8/15/28	600,000	519,349
3.000%, 2/22/29	290,000	265,635
4.050%, 8/18/29(x)	500,000	480,980
2.450%, 2/21/30	950,000	826,672
5.250%, 3/2/30	600,000	612,582
3.350%, 2/22/32	290,000	260,687
4.200%, 3/1/33	500,000	478,440
5.250%, 3/2/33	730,000	749,148
Baxalta, Inc.
4.000%, 6/23/25	239,000	233,446
Biogen, Inc.
4.050%, 9/15/25	570,000	556,788
2.250%, 5/1/30	735,000	617,033
Gilead Sciences, Inc.
3.700%, 4/1/24	1,000,000	984,943
1.200%, 10/1/27(x)	235,000	204,677
1.650%, 10/1/30	2,790,000	2,290,923
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	686,085

		24,752,520

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	976,164
3.875%, 9/15/25	490,000	483,882
3.750%, 11/30/26	978,000	968,022
1.150%, 1/30/28	170,000	147,776
1.400%, 6/30/30(x)	160,000	133,233
Baxter International, Inc.
1.322%, 11/29/24(x)	500,000	470,265
2.600%, 8/15/26	500,000	465,316
1.915%, 2/1/27	500,000	446,756
2.272%, 12/1/28	500,000	432,626
Becton Dickinson & Co.
3.363%, 6/6/24	454,000	445,729
3.734%, 12/15/24	508,000	496,761
3.700%, 6/6/27	1,467,000	1,414,732
4.693%, 2/13/28	375,000	375,282
2.823%, 5/20/30	355,000	312,295
1.957%, 2/11/31	665,000	542,191
4.298%, 8/22/32	105,000	101,297
Boston Scientific Corp.
1.900%, 6/1/25	310,000	292,567
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	479,580
2.600%, 11/15/29	315,000	280,197
Edwards Lifesciences Corp.
4.300%, 6/15/28(x)	750,000	746,232
Smith & Nephew plc
2.032%, 10/14/30	500,000	403,694
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	359,538
Stryker Corp.
1.150%, 6/15/25	500,000	460,866
3.375%, 11/1/25	2,000,000	1,923,820
3.500%, 3/15/26(x)	375,000	362,972
3.650%, 3/7/28(x)	600,000	575,681
1.950%, 6/15/30(x)	500,000	421,563
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	335,525
2.600%, 11/24/31	500,000	417,008

		15,271,570

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	219,871
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	96,330
Series 2020
2.211%, 6/15/30(x)	150,000	126,732
Aetna, Inc.
3.500%, 11/15/24	500,000	487,224
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	588,573
3.450%, 12/15/27	400,000	378,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 5/15/30	$750,000	$655,590
2.700%, 3/15/31	600,000	512,602
Banner Health
2.338%, 1/1/30	190,000	163,550
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30(x)	50,000	40,995
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	119,523
Cardinal Health, Inc.
3.079%, 6/15/24	500,000	488,395
3.410%, 6/15/27	1,250,000	1,195,383
Cigna Group (The)
4.125%, 11/15/25	525,000	516,337
4.500%, 2/25/26	1,000,000	993,792
1.250%, 3/15/26	500,000	452,046
5.685%, 3/15/26	500,000	502,834
4.375%, 10/15/28	1,340,000	1,315,448
2.400%, 3/15/30	2,350,000	2,025,405
2.375%, 3/15/31	450,000	378,916
5.400%, 3/15/33	500,000	518,565
CommonSpirit Health
2.760%, 10/1/24	150,000	145,148
1.547%, 10/1/25	330,000	303,991
6.073%, 11/1/27	390,000	400,648
3.347%, 10/1/29	185,000	166,051
2.782%, 10/1/30	340,000	289,751
CVS Health Corp.
2.625%, 8/15/24	235,000	228,328
4.100%, 3/25/25(x)	961,000	952,052
5.000%, 2/20/26	275,000	277,292
2.875%, 6/1/26	1,500,000	1,422,698
3.000%, 8/15/26	250,000	237,966
1.300%, 8/21/27	1,500,000	1,301,367
4.300%, 3/25/28	2,587,000	2,533,263
3.250%, 8/15/29	335,000	305,533
5.125%, 2/21/30	400,000	403,628
1.750%, 8/21/30	2,000,000	1,622,538
5.250%, 2/21/33	400,000	406,568
Elevance Health, Inc.
3.350%, 12/1/24	500,000	487,328
2.375%, 1/15/25	555,000	530,623
4.900%, 2/8/26	180,000	179,215
1.500%, 3/15/26	750,000	681,626
3.650%, 12/1/27	715,000	689,300
2.875%, 9/15/29(x)	200,000	180,333
2.250%, 5/15/30	165,000	141,261
2.550%, 3/15/31	750,000	643,714
4.100%, 5/15/32	1,000,000	952,466
4.750%, 2/15/33	500,000	501,330
HCA, Inc.
5.250%, 4/15/25	945,000	942,637
5.250%, 6/15/26	1,000,000	999,310
4.500%, 2/15/27	820,000	795,931
3.125%, 3/15/27§	235,000	217,754
3.375%, 3/15/29§	335,000	300,590
4.125%, 6/15/29	525,000	488,029
2.375%, 7/15/31	750,000	597,885
3.625%, 3/15/32§	500,000	436,998
Humana, Inc.
5.700%, 3/13/26	375,000	376,899
1.350%, 2/3/27(x)	540,000	473,289
3.950%, 3/15/27	375,000	362,111
5.750%, 3/1/28	200,000	207,242
3.700%, 3/23/29	625,000	584,062
3.125%, 8/15/29	625,000	564,056
5.875%, 3/1/33	200,000	214,814
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	358,785
Laboratory Corp. of America Holdings
3.250%, 9/1/24	750,000	735,046
2.300%, 12/1/24	250,000	240,650
1.550%, 6/1/26(x)	1,070,000	954,483
McKesson Corp.
0.900%, 12/3/25(x)	295,000	266,697
5.250%, 2/15/26	125,000	125,067
1.300%, 8/15/26	1,665,000	1,488,942
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	112,017
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	374,890
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	387,979
3.450%, 6/1/26	775,000	740,987
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	323,471
2.294%, 8/15/30	415,000	348,621
UnitedHealth Group, Inc.
0.550%, 5/15/24(x)	665,000	634,295
2.375%, 8/15/24	250,000	243,305
3.750%, 7/15/25	1,000,000	987,740
3.700%, 12/15/25(x)	200,000	195,800
1.250%, 1/15/26(x)	265,000	242,634
3.100%, 3/15/26(x)	500,000	482,650
1.150%, 5/15/26(x)	750,000	679,636
3.450%, 1/15/27(x)	750,000	729,026
3.700%, 5/15/27(x)	350,000	341,781
2.950%, 10/15/27	1,000,000	942,549
5.250%, 2/15/28	715,000	742,865
3.875%, 12/15/28	250,000	243,830
4.250%, 1/15/29	500,000	495,680
4.000%, 5/15/29	390,000	380,517
2.875%, 8/15/29	770,000	703,482
2.000%, 5/15/30	395,000	336,357
2.300%, 5/15/31	750,000	639,409
4.200%, 5/15/32	315,000	307,571
4.500%, 4/15/33	500,000	496,635
Universal Health Services, Inc.
1.650%, 9/1/26(x)	625,000	546,214

		52,152,019

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	156,133
2.100%, 6/4/30	290,000	242,070
2.300%, 3/12/31	750,000	624,855
Danaher Corp.
3.350%, 9/15/25	310,000	300,718
Illumina, Inc.
2.550%, 3/23/31	225,000	184,933
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	278,078
3.300%, 9/15/29	625,000	557,533
2.550%, 3/15/31	415,000	341,086
2.250%, 9/15/31	355,000	283,121
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	1,500,000	1,419,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 10/15/28	$890,000	$779,745

		5,167,747

Pharmaceuticals (0.8%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	381,782
1.200%, 5/28/26	250,000	227,183
4.875%, 3/3/28	500,000	513,845
1.750%, 5/28/28(x)	400,000	353,523
4.900%, 3/3/30	500,000	509,127
2.250%, 5/28/31	325,000	278,821
4.875%, 3/3/33	500,000	514,398
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,460,804
Bristol-Myers Squibb Co.
2.900%, 7/26/24	708,000	692,757
0.750%, 11/13/25	600,000	547,769
3.200%, 6/15/26	600,000	579,290
1.125%, 11/13/27	600,000	524,720
3.900%, 2/20/28	2,750,000	2,690,623
3.400%, 7/26/29	773,000	733,309
1.450%, 11/13/30(x)	355,000	288,549
Eli Lilly and Co.
2.750%, 6/1/25	707,000	679,848
5.000%, 2/27/26	220,000	220,626
3.375%, 3/15/29	258,000	246,268
GlaxoSmithKline Capital plc
3.000%, 6/1/24	875,000	861,978
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	275,390
3.875%, 5/15/28	500,000	489,241
Johnson & Johnson
2.625%, 1/15/25	750,000	729,186
0.550%, 9/1/25(x)	500,000	457,125
2.450%, 3/1/26	750,000	718,152
2.950%, 3/3/27	500,000	482,106
0.950%, 9/1/27	625,000	550,560
1.300%, 9/1/30	705,000	589,037
Merck & Co., Inc.
2.750%, 2/10/25	1,000,000	974,106
0.750%, 2/24/26	440,000	400,257
1.700%, 6/10/27	600,000	544,107
1.900%, 12/10/28	300,000	265,455
3.400%, 3/7/29	750,000	718,495
1.450%, 6/24/30	895,000	738,155
2.150%, 12/10/31	570,000	479,609
Novartis Capital Corp.
1.750%, 2/14/25	750,000	717,444
2.000%, 2/14/27	750,000	691,785
3.100%, 5/17/27	1,000,000	958,098
Pfizer, Inc.
0.800%, 5/28/25(x)	315,000	292,048
2.750%, 6/3/26	1,000,000	955,797
3.600%, 9/15/28(x)	1,350,000	1,320,676
3.450%, 3/15/29	1,000,000	962,506
1.700%, 5/28/30	250,000	210,099
1.750%, 8/18/31	490,000	402,671
Royalty Pharma plc
1.200%, 9/2/25	715,000	645,276
1.750%, 9/2/27	455,000	397,463
2.200%, 9/2/30	415,000	335,611
Sanofi
3.625%, 6/19/28	750,000	732,104
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,326,925
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,005,612
2.050%, 3/31/30	470,000	395,087
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,663,132
Viatris, Inc.
1.650%, 6/22/25	535,000	489,647
2.300%, 6/22/27	375,000	328,456
2.700%, 6/22/30	885,000	718,726
Zoetis, Inc.
4.500%, 11/13/25	750,000	745,272
3.000%, 9/12/27(x)	500,000	470,155
3.900%, 8/20/28	350,000	339,761
2.000%, 5/15/30	500,000	420,566

		38,241,118

Total Health Care		135,584,974

Industrials (2.1%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.850%, 10/30/24	300,000	290,277
4.875%, 5/1/25	1,430,000	1,426,518
2.600%, 10/30/25(x)	650,000	609,962
2.750%, 2/1/26	600,000	565,769
2.196%, 2/4/26	1,250,000	1,160,025
3.100%, 5/1/26	500,000	470,136
2.250%, 6/15/26	300,000	273,698
2.700%, 2/1/27	365,000	334,676
5.040%, 5/1/27	1,500,000	1,508,049
3.250%, 2/1/28	600,000	557,204
3.450%, 11/1/28(x)	300,000	276,321
3.200%, 3/1/29	500,000	452,850
2.950%, 2/1/30	750,000	660,070
5.150%, 5/1/30	1,000,000	1,002,290
General Dynamics Corp.
2.375%, 11/15/24	500,000	483,414
3.500%, 5/15/25	750,000	734,892
1.150%, 6/1/26	415,000	371,574
2.125%, 8/15/26	750,000	696,160
3.750%, 5/15/28(x)	805,000	768,165
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	850,905
L3Harris Technologies, Inc.
3.950%, 5/28/24	206,000	202,772
3.832%, 4/27/25	200,000	194,751
3.850%, 12/15/26(x)	245,000	238,748
4.400%, 6/15/28	1,750,000	1,715,261
Leidos, Inc.
3.625%, 5/15/25(x)	120,000	116,635
4.375%, 5/15/30	95,000	89,317
5.750%, 3/15/33(x)	375,000	382,804
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	617,642
Northrop Grumman Corp.
2.930%, 1/15/25	1,000,000	968,273
3.250%, 1/15/28	1,500,000	1,418,099
Precision Castparts Corp.
3.250%, 6/15/25	750,000	726,936
Raytheon Technologies Corp.
3.950%, 8/16/25	375,000	370,336
3.500%, 3/15/27	715,000	686,594
3.125%, 5/4/27(x)	1,250,000	1,181,747
1.900%, 9/1/31	1,520,000	1,232,917
2.375%, 3/15/32	750,000	629,574
5.150%, 2/27/33	290,000	300,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Textron, Inc.
3.875%, 3/1/25	$285,000	$279,587
4.000%, 3/15/26	175,000	172,195
3.650%, 3/15/27	250,000	238,229

		25,256,358

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28(x)	500,000	480,717
FedEx Corp.
3.250%, 4/1/26	500,000	484,092
3.400%, 2/15/28	500,000	472,676
4.200%, 10/17/28(x)	500,000	489,168
3.100%, 8/5/29	750,000	686,112
United Parcel Service, Inc.
2.200%, 9/1/24(x)	150,000	145,734
2.800%, 11/15/24	500,000	485,293
3.050%, 11/15/27(x)	750,000	711,181
3.400%, 3/15/29	310,000	294,582
2.500%, 9/1/29(x)	150,000	134,325
4.875%, 3/3/33	290,000	296,891

		4,680,771

Building Products (0.2%)
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	516,832
Carrier Global Corp.
2.242%, 2/15/25	750,000	715,161
2.493%, 2/15/27	830,000	767,895
2.722%, 2/15/30	1,570,000	1,373,665
Fortune Brands Innovations, Inc.
4.000%, 6/15/25	350,000	342,682
3.250%, 9/15/29	350,000	308,637
4.000%, 3/25/32	500,000	447,818
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	197,164
1.750%, 9/15/30(x)	265,000	217,266
2.000%, 9/16/31(x)	585,000	476,315
Lennox International, Inc.
1.350%, 8/1/25	135,000	123,566
1.700%, 8/1/27	100,000	87,776
Masco Corp.
1.500%, 2/15/28	375,000	318,970
2.000%, 10/1/30	500,000	404,537
2.000%, 2/15/31	500,000	396,164
Owens Corning
4.200%, 12/1/24	300,000	297,910
3.400%, 8/15/26	285,000	269,955
3.950%, 8/15/29	250,000	233,903
Trane Technologies Financing Ltd.
5.250%, 3/3/33	135,000	139,022
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	484,554
3.800%, 3/21/29	500,000	473,381

		8,593,173

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	112,346
3.700%, 4/1/27(x)	600,000	581,615
4.000%, 5/1/32(x)	500,000	477,790
RELX Capital, Inc.
4.000%, 3/18/29	750,000	720,802
3.000%, 5/22/30	250,000	221,990
4.750%, 5/20/32	105,000	103,558
Republic Services, Inc.
2.500%, 8/15/24	235,000	227,610
0.875%, 11/15/25(x)	200,000	180,389
3.375%, 11/15/27	275,000	260,493
3.950%, 5/15/28	750,000	726,717
4.875%, 4/1/29	555,000	560,026
Waste Connections, Inc.
3.500%, 5/1/29	750,000	698,451
Waste Management, Inc.
0.750%, 11/15/25	135,000	122,589
3.150%, 11/15/27(x)	750,000	705,586
1.150%, 3/15/28	195,000	166,563
2.000%, 6/1/29(x)	250,000	215,746
4.625%, 2/15/30	500,000	497,807
4.150%, 4/15/32	1,000,000	961,565
4.625%, 2/15/33	500,000	499,072

		8,040,715

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24(x)	160,000	149,260
2.900%, 10/1/30	1,000,000	860,584

		1,009,844

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	468,509
Emerson Electric Co.
3.150%, 6/1/25	350,000	339,336
0.875%, 10/15/26(x)	665,000	590,179
1.800%, 10/15/27	235,000	209,897
2.000%, 12/21/28	600,000	530,783
2.200%, 12/21/31	600,000	505,637
Hubbell, Inc.
3.350%, 3/1/26	750,000	723,206
3.150%, 8/15/27	150,000	141,438
3.500%, 2/15/28	500,000	471,499
2.300%, 3/15/31	290,000	240,379
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	484,684
3.500%, 3/1/29	300,000	286,258
1.750%, 8/15/31	200,000	163,144

		5,154,949

Ground Transportation (0.3%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	250,000	246,507
3.400%, 9/1/24	500,000	490,841
3.000%, 4/1/25	750,000	730,629
3.650%, 9/1/25	500,000	487,961
3.250%, 6/15/27(x)	400,000	385,679
Canadian National Railway Co.
2.950%, 11/21/24	250,000	242,658
3.850%, 8/5/32	500,000	473,835
Canadian Pacific Railway Co.
1.350%, 12/2/24(x)	570,000	537,408
2.900%, 2/1/25	1,000,000	962,449
1.750%, 12/2/26	290,000	262,463
2.050%, 3/5/30(x)	180,000	152,980
2.450%, 12/2/31	335,000	288,235
CSX Corp.
3.350%, 11/1/25	500,000	484,363
2.600%, 11/1/26(x)	750,000	701,595
3.250%, 6/1/27	550,000	524,209
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	487,342
Kansas City Southern
2.875%, 11/15/29	310,000	277,689
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	473,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 6/1/27(x)	$365,000	$342,945
2.550%, 11/1/29	500,000	438,801
Ryder System, Inc.
2.500%, 9/1/24	385,000	372,726
3.350%, 9/1/25(x)	500,000	476,712
1.750%, 9/1/26	310,000	277,187
2.900%, 12/1/26	220,000	202,867
2.850%, 3/1/27	145,000	133,286
4.300%, 6/15/27	250,000	243,912
5.650%, 3/1/28	750,000	757,586
Union Pacific Corp.
3.750%, 7/15/25(x)	625,000	614,146
3.250%, 8/15/25	250,000	242,850
4.750%, 2/21/26	125,000	126,450
2.750%, 3/1/26	250,000	238,605
2.150%, 2/5/27	500,000	460,607
3.700%, 3/1/29	530,000	510,384
2.400%, 2/5/30	430,000	377,296
2.375%, 5/20/31(x)	470,000	404,431
2.800%, 2/14/32	350,000	306,714

		14,737,983

Industrial Conglomerates (0.2%)
3M Co.
2.000%, 2/14/25(x)	500,000	474,850
3.000%, 8/7/25	750,000	719,476
2.250%, 9/19/26(x)	500,000	458,804
2.875%, 10/15/27(x)	500,000	467,830
3.625%, 9/14/28(x)	500,000	475,402
2.375%, 8/26/29(x)	750,000	660,813
Honeywell International, Inc.
2.300%, 8/15/24(x)	500,000	485,605
1.350%, 6/1/25	500,000	470,408
2.500%, 11/1/26(x)	1,000,000	946,417
2.700%, 8/15/29(x)	295,000	269,605
1.950%, 6/1/30(x)	1,000,000	846,218
1.750%, 9/1/31	960,000	784,702
Pentair Finance Sarl
4.500%, 7/1/29	250,000	237,582
5.900%, 7/15/32	500,000	516,600

		7,814,312

Machinery (0.3%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	705,169
2.600%, 9/19/29	350,000	316,790
1.900%, 3/12/31(x)	350,000	292,780
CNH Industrial Capital LLC
3.950%, 5/23/25	120,000	116,861
5.450%, 10/14/25	85,000	85,790
1.875%, 1/15/26	875,000	811,740
1.450%, 7/15/26	500,000	446,935
CNH Industrial NV
3.850%, 11/15/27	655,000	628,498
Cummins, Inc.
0.750%, 9/1/25(x)	165,000	149,907
Dover Corp.
3.150%, 11/15/25	250,000	241,410
2.950%, 11/4/29	105,000	93,495
Fortive Corp.
3.150%, 6/15/26(x)	1,500,000	1,425,186
IDEX Corp.
3.000%, 5/1/30	250,000	219,647
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	900,252
Kennametal, Inc.
4.625%, 6/15/28	250,000	240,996
nVent Finance Sarl
2.750%, 11/15/31	500,000	406,104
Oshkosh Corp.
4.600%, 5/15/28	250,000	245,767
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	972,737
2.293%, 4/5/27	800,000	727,526
2.565%, 2/15/30	925,000	809,614
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	160,353
3.650%, 6/15/24	715,000	702,596
3.300%, 11/21/24	600,000	582,403
4.250%, 9/15/27	355,000	347,006
3.250%, 6/14/29	270,000	248,134
4.500%, 9/15/29	250,000	246,721
Stanley Black & Decker, Inc.
2.300%, 2/24/25(x)	265,000	253,129
3.400%, 3/1/26	355,000	338,709
6.272%, 3/6/26(x)	500,000	505,737
6.000%, 3/6/28	500,000	514,488
4.250%, 11/15/28	350,000	337,637
3.000%, 5/15/32(x)	285,000	238,437
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	243,968
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	180,000	171,653
3.450%, 11/15/26	500,000	467,777
4.950%, 9/15/28(e)	750,000	734,316
Xylem, Inc.
3.250%, 11/1/26	570,000	539,716
1.950%, 1/30/28	350,000	309,194

		16,779,178

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	762,491
3.000%, 11/15/26(x)	250,000	231,785
5.125%, 6/15/27	850,000	844,084
3.450%, 11/16/27(x)	250,000	233,084
2.625%, 2/10/30	350,000	296,205

		2,367,649

Professional Services (0.1%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	489,606
1.700%, 5/15/28	485,000	430,579
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	334,300
2.900%, 12/1/29	500,000	435,785
2.600%, 5/1/31	1,000,000	832,769
Equifax, Inc.
2.600%, 12/1/24	250,000	239,188
5.100%, 12/15/27	565,000	567,465
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	545,152
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	390,712
4.125%, 3/15/29(x)	500,000	477,521

		4,743,077

Trading Companies & Distributors (0.1%)
Air Lease Corp.
0.800%, 8/18/24	415,000	386,673
4.250%, 9/15/24	1,000,000	978,911
2.300%, 2/1/25	350,000	330,512
3.375%, 7/1/25	235,000	223,933
2.875%, 1/15/26	790,000	732,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 6/1/26	$375,000	$353,937
1.875%, 8/15/26	375,000	330,515
2.200%, 1/15/27	750,000	665,151
5.850%, 12/15/27	500,000	501,761
5.300%, 2/1/28	250,000	246,022
2.100%, 9/1/28	455,000	378,763
3.000%, 2/1/30	250,000	210,515
3.125%, 12/1/30	350,000	296,386
2.875%, 1/15/32(x)	750,000	613,016
Aircastle Ltd.
4.125%, 5/1/24	465,000	455,526
4.250%, 6/15/26	235,000	221,699
GATX Corp.
3.250%, 3/30/25(x)	400,000	383,273
WW Grainger, Inc.
1.850%, 2/15/25	350,000	332,341

		7,641,157

Total Industrials		106,819,166

Information Technology (2.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	416,374
2.950%, 2/28/26	750,000	724,898
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	190,100
3.750%, 8/15/29(x)	500,000	463,222
2.000%, 12/10/30	320,000	253,557
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	538,256
4.600%, 5/23/29	350,000	339,818
2.750%, 5/24/31	1,500,000	1,226,309
5.600%, 6/1/32	500,000	500,384

		4,652,918

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	483,825
3.550%, 10/1/27	500,000	467,365
5.411%, 7/1/32	200,000	200,314
Amphenol Corp.
3.200%, 4/1/24	250,000	245,561
2.050%, 3/1/25	1,000,000	951,128
4.750%, 3/30/26	65,000	65,203
2.200%, 9/15/31(x)	440,000	364,083
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	291,090
6.125%, 3/1/26	375,000	375,488
Avnet, Inc.
4.625%, 4/15/26	500,000	493,705
6.250%, 3/15/28	500,000	506,855
3.000%, 5/15/31	500,000	403,942
5.500%, 6/1/32	100,000	97,068
CDW LLC
2.670%, 12/1/26	715,000	641,302
3.276%, 12/1/28	535,000	470,613
3.569%, 12/1/31(x)	750,000	642,960
Flex Ltd.
4.750%, 6/15/25	800,000	783,650
3.750%, 2/1/26	500,000	479,625
4.875%, 6/15/29	350,000	335,811
4.875%, 5/12/30	665,000	646,421
Jabil, Inc.
1.700%, 4/15/26	185,000	165,777
4.250%, 5/15/27(x)	375,000	360,191
3.950%, 1/12/28	270,000	253,834
3.600%, 1/15/30	150,000	134,926
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	593,648
4.600%, 4/6/27	465,000	457,528
3.000%, 10/30/29	250,000	222,045
Teledyne Technologies, Inc.
0.950%, 4/1/24	500,000	479,864
1.600%, 4/1/26	500,000	454,248
2.250%, 4/1/28(x)	500,000	444,806
Trimble, Inc.
4.750%, 12/1/24	350,000	347,352
4.900%, 6/15/28	450,000	442,321
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	328,792
4.500%, 2/13/26(x)	300,000	299,611
3.700%, 2/15/26	250,000	244,560
3.125%, 8/15/27	365,000	343,395
2.500%, 2/4/32	85,000	72,505
Vontier Corp.
1.800%, 4/1/26	310,000	272,800
2.400%, 4/1/28	500,000	418,550

		15,282,762

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	418,553
DXC Technology Co.
1.800%, 9/15/26	750,000	653,261
2.375%, 9/15/28(x)	750,000	633,612
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	240,045
1.750%, 4/10/26	200,000	182,756
International Business Machines Corp.
3.000%, 5/15/24	2,750,000	2,699,229
4.000%, 7/27/25	500,000	492,835
4.500%, 2/6/26	500,000	497,906
3.300%, 5/15/26	1,500,000	1,442,287
3.300%, 1/27/27(x)	1,095,000	1,046,855
2.200%, 2/9/27	185,000	170,622
1.700%, 5/15/27(x)	405,000	361,032
4.150%, 7/27/27	500,000	492,641
4.500%, 2/6/28	500,000	498,400
1.950%, 5/15/30(x)	220,000	182,490
2.720%, 2/9/32(x)	380,000	326,585
4.400%, 7/27/32(x)	500,000	484,798
4.750%, 2/6/33	500,000	496,033

		11,319,940

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	62,127
Analog Devices, Inc.
3.500%, 12/5/26	500,000	483,780
3.450%, 6/15/27§	500,000	480,878
1.700%, 10/1/28(x)	340,000	294,917
2.100%, 10/1/31	435,000	366,182
Applied Materials, Inc.
1.750%, 6/1/30(x)	585,000	490,415
Broadcom, Inc.
3.459%, 9/15/26	260,000	247,712
1.950%, 2/15/28§	515,000	446,157
4.110%, 9/15/28	1,942,000	1,847,862
4.000%, 4/15/29§	250,000	233,645
5.000%, 4/15/30(x)	4,500,000	4,440,199
2.450%, 2/15/31§	1,250,000	1,018,053
4.150%, 4/15/32§	200,000	181,578
Intel Corp.
3.700%, 7/29/25	1,795,000	1,763,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 2/10/26	$115,000	$116,331
2.600%, 5/19/26(x)	500,000	474,005
3.150%, 5/11/27	1,000,000	954,311
3.750%, 8/5/27(x)	500,000	486,928
4.875%, 2/10/28	375,000	380,554
2.450%, 11/15/29	1,605,000	1,407,736
5.125%, 2/10/30	355,000	361,363
3.900%, 3/25/30	1,000,000	951,277
2.000%, 8/12/31	750,000	614,718
4.150%, 8/5/32(x)	500,000	479,456
5.200%, 2/10/33	335,000	339,671
KLA Corp.
4.100%, 3/15/29(x)	625,000	614,050
4.650%, 7/15/32	440,000	441,115
Lam Research Corp.
3.800%, 3/15/25	350,000	343,509
3.750%, 3/15/26	750,000	736,708
4.000%, 3/15/29	530,000	517,430
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	303,349
2.450%, 4/15/28(x)	335,000	292,532
4.875%, 6/22/28	350,000	342,989
2.950%, 4/15/31	290,000	237,728
Micron Technology, Inc.
4.975%, 2/6/26	350,000	348,496
4.185%, 2/15/27	375,000	361,709
5.327%, 2/6/29	350,000	349,956
6.750%, 11/1/29	500,000	528,899
2.703%, 4/15/32	220,000	175,142
5.875%, 2/9/33	315,000	315,559
NVIDIA Corp.
0.584%, 6/14/24(x)	760,000	725,554
3.200%, 9/16/26	850,000	824,952
1.550%, 6/15/28(x)	1,000,000	879,343
2.000%, 6/15/31	1,000,000	836,095
NXP BV
2.700%, 5/1/25	100,000	94,769
5.350%, 3/1/26	500,000	501,406
3.875%, 6/18/26	500,000	481,785
3.150%, 5/1/27	165,000	152,604
4.400%, 6/1/27	115,000	113,001
5.550%, 12/1/28	335,000	341,700
4.300%, 6/18/29	750,000	713,438
3.400%, 5/1/30	1,215,000	1,088,792
2.500%, 5/11/31	500,000	411,525
Qorvo, Inc.
1.750%, 12/15/24§	220,000	204,127
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	981,406
3.250%, 5/20/27	1,500,000	1,449,990
2.150%, 5/20/30(x)	500,000	436,621
4.250%, 5/20/32(x)	260,000	256,929
Texas Instruments, Inc.
2.625%, 5/15/24	216,000	210,572
1.375%, 3/12/25	105,000	99,124
1.125%, 9/15/26(x)	335,000	301,686
2.900%, 11/3/27(x)	355,000	336,540
2.250%, 9/4/29(x)	320,000	284,746
1.900%, 9/15/31(x)	600,000	501,255
3.650%, 8/16/32	140,000	132,645
4.900%, 3/14/33	500,000	519,525
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	449,443
4.125%, 4/22/29	500,000	488,340
4.250%, 4/22/32(x)	345,000	338,524
Xilinx, Inc.
2.950%, 6/1/24	650,000	635,812

		39,624,984

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25	470,000	449,456
2.150%, 2/1/27	465,000	430,424
Autodesk, Inc.
4.375%, 6/15/25	600,000	593,254
3.500%, 6/15/27	1,000,000	952,229
2.850%, 1/15/30	195,000	171,771
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	173,131
Fortinet, Inc.
1.000%, 3/15/26(x)	185,000	165,670
2.200%, 3/15/31	125,000	103,656
Intuit, Inc.
0.950%, 7/15/25	250,000	230,413
1.350%, 7/15/27	165,000	146,222
Microsoft Corp.
2.700%, 2/12/25	1,500,000	1,460,505
2.400%, 8/8/26	3,260,000	3,094,943
3.300%, 2/6/27	1,000,000	979,184
Oracle Corp.
2.950%, 11/15/24	750,000	728,151
5.800%, 11/10/25	145,000	148,293
1.650%, 3/25/26	680,000	623,504
2.650%, 7/15/26	2,805,000	2,618,419
3.250%, 11/15/27	1,000,000	937,117
4.500%, 5/6/28(x)	610,000	601,182
6.150%, 11/9/29	295,000	313,479
2.950%, 4/1/30	5,000,000	4,396,636
4.650%, 5/6/30	1,000,000	970,197
4.900%, 2/6/33	525,000	512,264
Roper Technologies, Inc.
2.350%, 9/15/24(x)	165,000	160,019
1.000%, 9/15/25	310,000	283,249
3.850%, 12/15/25	125,000	122,523
3.800%, 12/15/26	285,000	275,160
1.400%, 9/15/27	375,000	324,781
2.950%, 9/15/29	210,000	187,613
2.000%, 6/30/30(x)	440,000	362,458
Salesforce, Inc.
0.625%, 7/15/24	415,000	394,422
3.700%, 4/11/28	375,000	366,956
1.500%, 7/15/28	650,000	571,684
1.950%, 7/15/31	1,200,000	996,764
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,601,420
VMware, Inc.
1.000%, 8/15/24	470,000	443,924
1.400%, 8/15/26	310,000	273,183
3.900%, 8/21/27	2,050,000	1,953,799
1.800%, 8/15/28	405,000	341,456

		29,459,511

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
3.450%, 5/6/24	1,500,000	1,480,904
2.850%, 5/11/24	750,000	736,748
1.800%, 9/11/24	750,000	722,555
2.750%, 1/13/25	750,000	729,336
2.500%, 2/9/25	1,000,000	969,058
1.125%, 5/11/25	500,000	468,325
0.550%, 8/20/25(x)	1,000,000	920,132
0.700%, 2/8/26(x)	1,000,000	907,421
2.450%, 8/4/26	1,675,000	1,593,827
2.050%, 9/11/26	750,000	699,875
3.350%, 2/9/27	1,500,000	1,460,383
3.200%, 5/11/27(x)	923,000	893,659
3.000%, 6/20/27(x)	2,060,000	1,987,944
1.200%, 2/8/28	1,000,000	878,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.400%, 8/5/28	$1,000,000	$874,042
3.250%, 8/8/29	750,000	715,970
2.200%, 9/11/29	750,000	669,291
1.650%, 5/11/30(x)	440,000	374,196
3.350%, 8/8/32	750,000	703,993
Dell International LLC
4.000%, 7/15/24	500,000	493,185
5.850%, 7/15/25	1,000,000	1,015,194
6.020%, 6/15/26	445,000	455,488
4.900%, 10/1/26	1,300,000	1,292,545
5.250%, 2/1/28	250,000	252,197
5.300%, 10/1/29	1,500,000	1,502,407
Hewlett Packard Enterprise Co.
1.450%, 4/1/24(x)	600,000	577,532
4.900%, 10/15/25(e)	1,500,000	1,492,304
1.750%, 4/1/26(x)	600,000	550,948
6.102%, 4/1/26	500,000	504,343
HP, Inc.
2.200%, 6/17/25	750,000	705,076
1.450%, 6/17/26	750,000	674,094
3.000%, 6/17/27	750,000	695,945
4.750%, 1/15/28	500,000	492,831
4.000%, 4/15/29	500,000	471,796
3.400%, 6/17/30(x)	750,000	663,155
2.650%, 6/17/31	750,000	608,714
4.200%, 4/15/32	500,000	449,980
NetApp, Inc.
3.300%, 9/29/24(x)	500,000	485,874
1.875%, 6/22/25	215,000	200,471
2.375%, 6/22/27(x)	300,000	276,209
2.700%, 6/22/30(x)	300,000	256,838
Teledyne FLIR LLC
2.500%, 8/1/30(x)	250,000	210,021
Western Digital Corp.
2.850%, 2/1/29	500,000	398,206

		32,511,442

Total Information Technology		132,851,557

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24	750,000	737,432
1.500%, 10/15/25(x)	130,000	120,628
1.850%, 5/15/27	195,000	175,663
2.050%, 5/15/30	125,000	107,652
4.800%, 3/3/33	500,000	513,107
Albemarle Corp.
4.650%, 6/1/27(x)	250,000	244,008
5.050%, 6/1/32(x)	250,000	242,881
Cabot Corp.
4.000%, 7/1/29(x)	500,000	467,625
5.000%, 6/30/32	200,000	194,819
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	295,480
5.900%, 7/5/24	500,000	499,840
6.050%, 3/15/25	500,000	501,776
1.400%, 8/5/26	250,000	217,564
6.165%, 7/15/27	500,000	504,264
6.330%, 7/15/29	500,000	505,317
6.379%, 7/15/32(x)	500,000	504,443
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	501,867
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,145,049
4.725%, 11/15/28	2,000,000	2,013,717
Eastman Chemical Co.
5.750%, 3/8/33	750,000	757,993
Ecolab, Inc.
2.700%, 11/1/26(x)	215,000	203,047
1.650%, 2/1/27(x)	1,000,000	903,868
EIDP, Inc.
1.700%, 7/15/25	145,000	135,788
FMC Corp.
3.200%, 10/1/26	350,000	330,181
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	365,434
Linde, Inc.
4.700%, 12/5/25(x)	500,000	501,943
3.200%, 1/30/26	350,000	341,790
1.100%, 8/10/30	500,000	397,657
LYB International Finance III LLC
1.250%, 10/1/25(x)	241,000	218,505
2.250%, 10/1/30	270,000	222,461
Mosaic Co. (The)
4.050%, 11/15/27	750,000	722,786
NewMarket Corp.
2.700%, 3/18/31	500,000	415,109
Nutrien Ltd.
4.000%, 12/15/26(x)	500,000	482,514
4.900%, 3/27/28	235,000	234,501
4.200%, 4/1/29	280,000	269,956
2.950%, 5/13/30	500,000	437,481
PPG Industries, Inc.
2.400%, 8/15/24	250,000	242,531
1.200%, 3/15/26	510,000	456,499
2.800%, 8/15/29	250,000	222,622
RPM International, Inc.
3.750%, 3/15/27	350,000	336,579
4.550%, 3/1/29(x)	500,000	473,200
2.950%, 1/15/32	470,000	379,725
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	561,993
4.050%, 8/8/24(x)	175,000	173,105
4.250%, 8/8/25	175,000	173,729
3.950%, 1/15/26(x)	500,000	487,800
3.450%, 6/1/27	750,000	713,076
2.950%, 8/15/29	500,000	448,292
Westlake Corp.
0.875%, 8/15/24	135,000	128,155
3.600%, 8/15/26	500,000	476,660
3.375%, 6/15/30	280,000	247,801

		21,955,913

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	306,087
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	281,866
3.450%, 6/1/27	321,000	304,616
3.500%, 12/15/27(x)	500,000	479,263
2.400%, 7/15/31	250,000	204,146
Series CB
2.500%, 3/15/30	235,000	199,405
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,238,564
5.800%, 3/1/26	335,000	335,254
3.900%, 4/1/27	130,000	127,234

		3,476,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	$165,000	$160,912
3.100%, 9/15/26	500,000	469,540
2.630%, 6/19/30	220,000	184,022
2.690%, 5/25/31	490,000	404,917
Avery Dennison Corp.
0.850%, 8/15/24	290,000	274,836
4.875%, 12/6/28	300,000	298,345
5.750%, 3/15/33	250,000	259,065
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,018,372
1.650%, 1/15/27	500,000	436,000
5.500%, 4/15/28§	250,000	249,064
Packaging Corp. of America
3.400%, 12/15/27	360,000	341,949
Sonoco Products Co.
1.800%, 2/1/25	395,000	375,258
2.250%, 2/1/27	415,000	381,302
WRKCo., Inc.
3.000%, 9/15/24	500,000	487,226
3.750%, 3/15/25	500,000	486,833
4.650%, 3/15/26	550,000	544,370
4.000%, 3/15/28	500,000	477,098
3.900%, 6/1/28(x)	175,000	166,348

		7,015,457

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	341,038
3.750%, 10/1/30	200,000	173,850
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	502,725
4.750%, 2/28/28	500,000	505,703
4.900%, 2/28/33	530,000	538,642
Freeport-McMoRan, Inc.
4.550%, 11/14/24	1,500,000	1,491,570
4.625%, 8/1/30	1,500,000	1,421,804
Nucor Corp.
3.950%, 5/23/25	140,000	138,420
2.000%, 6/1/25	100,000	94,383
4.300%, 5/23/27	500,000	490,366
3.950%, 5/1/28	1,350,000	1,299,520
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	285,837
2.150%, 8/15/30	275,000	231,182
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	767,003
Southern Copper Corp.
3.875%, 4/23/25	300,000	290,494
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	476,615
2.400%, 6/15/25	465,000	438,202
1.650%, 10/15/27	190,000	162,957
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,062,373

		10,712,684

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	459,469
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)	625,000	624,726
Suzano Austria GmbH
2.500%, 9/15/28	210,000	179,261
6.000%, 1/15/29	1,000,000	1,004,375
5.000%, 1/15/30	2,000,000	1,904,750

		4,172,581

Total Materials		47,333,070

Real Estate (1.6%)
Diversified REITs (0.3%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,387,198
5.550%, 1/15/28	500,000	496,482
GLP Capital LP (REIT)
3.350%, 9/1/24	570,000	540,787
5.250%, 6/1/25	505,000	492,274
5.375%, 4/15/26	750,000	726,570
5.750%, 6/1/28	385,000	374,155
3.250%, 1/15/32	250,000	202,840
Simon Property Group LP (REIT)
2.000%, 9/13/24(x)	500,000	477,791
3.500%, 9/1/25	820,000	789,125
3.250%, 11/30/26(x)	500,000	472,655
3.375%, 6/15/27(x)	1,750,000	1,638,518
3.375%, 12/1/27(x)	750,000	698,158
1.750%, 2/1/28	500,000	429,177
2.450%, 9/13/29	750,000	638,382
2.650%, 7/15/30(x)	500,000	421,125
STORE Capital Corp. (REIT)
4.500%, 3/15/28(x)	275,000	248,706
4.625%, 3/15/29	250,000	221,306
2.750%, 11/18/30	250,000	184,890
2.700%, 12/1/31	500,000	356,127
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	495,236
2.150%, 6/1/26(x)	90,000	71,242
3.400%, 6/1/31	135,000	94,694
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	296,442
4.000%, 2/1/25	300,000	293,445
4.250%, 10/1/26	400,000	389,410
3.850%, 7/15/29	250,000	230,227

		12,666,962

Health Care REITs (0.2%)
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	396,321
Healthpeak OP LLC (REIT)
3.400%, 2/1/25	31,000	29,956
3.250%, 7/15/26	175,000	165,715
1.350%, 2/1/27(x)	1,000,000	877,262
2.125%, 12/1/28(x)	795,000	687,530
3.500%, 7/15/29	200,000	182,190
5.250%, 12/15/32	125,000	125,109
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	115,163
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	437,928
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	241,125
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	614,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Ventas Realty LP (REIT)
3.500%, 4/15/24	$750,000	$737,150
3.750%, 5/1/24	50,000	48,956
2.650%, 1/15/25	1,000,000	954,708
3.250%, 10/15/26	800,000	748,373
Welltower OP LLC (REIT)
2.700%, 2/15/27(x)	250,000	226,911
4.250%, 4/15/28	1,225,000	1,170,496
2.050%, 1/15/29	1,165,000	971,926

		8,730,981

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	976,354
Series E
4.000%, 6/15/25	310,000	298,510

		1,274,864

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	720,538
3.250%, 10/1/26(x)	300,000	287,193
2.125%, 4/15/27	500,000	454,629
3.375%, 12/15/27	680,000	644,090
4.000%, 9/15/28(x)	300,000	292,140
4.375%, 2/1/29	155,000	151,770
2.875%, 11/15/29	185,000	164,551
1.750%, 7/1/30	200,000	162,533
2.250%, 1/15/32(x)	500,000	407,669
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	200,310
2.150%, 9/1/31	200,000	160,203

		3,645,626

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	719,290
3.800%, 4/15/26	250,000	239,644
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,622,379
3.400%, 6/21/29	750,000	608,899
3.250%, 1/30/31	1,500,000	1,177,214
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24(x)	250,000	231,374
3.950%, 11/15/27	300,000	229,524
4.550%, 10/1/29	250,000	182,782
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	239,873
2.000%, 1/15/29	425,000	325,913
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	450,701
Kilroy Realty LP (REIT)
3.450%, 12/15/24	350,000	332,770
4.375%, 10/1/25	400,000	375,517
4.750%, 12/15/28	350,000	295,751
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	500,000	373,475

		7,405,106

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,470,047
2.500%, 4/1/31(x)	250,000	198,410

		1,668,457

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28(x)	500,000	469,386
2.375%, 7/15/31	160,000	127,296
3.625%, 4/15/32	350,000	302,690
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25(x)	250,000	240,564
2.950%, 5/11/26(x)	1,000,000	944,002
2.900%, 10/15/26	250,000	234,853
3.350%, 5/15/27(x)	175,000	163,831
1.900%, 12/1/28	1,250,000	1,073,999
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	207,580
ERP Operating LP (REIT)
3.375%, 6/1/25	1,000,000	964,762
3.250%, 8/1/27	355,000	333,220
4.150%, 12/1/28	300,000	288,723
1.850%, 8/1/31	200,000	160,039
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	625,810
3.375%, 4/15/26	250,000	238,791
1.700%, 3/1/28	625,000	536,486
4.000%, 3/1/29	500,000	470,084
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	312,891
4.150%, 4/15/32	250,000	223,786
Mid-America Apartments LP (REIT)
3.750%, 6/15/24	450,000	443,220
4.000%, 11/15/25	350,000	340,524
1.100%, 9/15/26	165,000	144,627
3.600%, 6/1/27	500,000	476,368
3.950%, 3/15/29	750,000	718,537
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	455,165
2.100%, 3/15/28(x)	500,000	418,722
4.000%, 7/15/29	225,000	201,417
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	264,015
2.700%, 7/15/31	185,000	148,994
4.200%, 4/15/32	250,000	223,190
5.700%, 1/15/33	250,000	250,014
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	453,863
2.750%, 9/1/31	200,000	143,369
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	117,143
3.500%, 7/1/27	350,000	332,087
3.200%, 1/15/30	1,000,000	894,414
3.000%, 8/15/31	150,000	127,860

		14,072,322

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	270,368
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	291,088
3.850%, 2/1/25	355,000	340,447
4.125%, 6/15/26	275,000	260,508
3.900%, 3/15/27	250,000	232,464
2.250%, 4/1/28	175,000	149,307
4.125%, 5/15/29	375,000	341,984
4.050%, 7/1/30	375,000	332,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/16/31(x)	$250,000	$194,663
Federal Realty Investment Trust (REIT)
1.250%, 2/15/26	250,000	225,472
3.250%, 7/15/27	500,000	461,573
3.200%, 6/15/29	500,000	444,926
Kimco Realty OP LLC (REIT)
3.300%, 2/1/25	610,000	586,272
1.900%, 3/1/28	200,000	171,978
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	231,362
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	489,985
4.000%, 11/15/25	200,000	193,968
3.600%, 12/15/26	250,000	236,149
4.300%, 10/15/28(x)	665,000	621,412
Realty Income Corp. (REIT)
3.875%, 4/15/25	750,000	731,381
4.625%, 11/1/25	500,000	493,749
5.050%, 1/13/26	55,000	54,859
0.750%, 3/15/26	390,000	341,997
4.875%, 6/1/26	485,000	480,889
4.125%, 10/15/26(x)	725,000	701,118
3.950%, 8/15/27	320,000	306,738
2.200%, 6/15/28	500,000	440,089
3.250%, 6/15/29	350,000	318,946
4.850%, 3/15/30	155,000	152,323
5.625%, 10/13/32	250,000	257,973
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	342,054
4.125%, 3/15/28(x)	500,000	476,846
2.950%, 9/15/29	250,000	216,300
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	205,821
4.700%, 6/1/27	165,000	153,588

		11,751,165

Specialized REITs (0.4%)
American Tower Corp. (REIT)
3.375%, 5/15/24	500,000	489,154
2.400%, 3/15/25(x)	500,000	473,957
1.300%, 9/15/25	350,000	320,302
1.600%, 4/15/26	600,000	542,388
1.450%, 9/15/26	500,000	443,301
2.750%, 1/15/27	350,000	321,715
3.650%, 3/15/27	400,000	378,285
1.500%, 1/31/28(x)	350,000	296,574
5.500%, 3/15/28	500,000	508,760
3.950%, 3/15/29	500,000	467,200
2.900%, 1/15/30(x)	240,000	207,313
2.100%, 6/15/30	250,000	203,584
1.875%, 10/15/30	1,000,000	794,003
2.700%, 4/15/31	600,000	500,503
2.300%, 9/15/31	355,000	283,476
5.650%, 3/15/33	250,000	256,270
Crown Castle, Inc. (REIT)
3.200%, 9/1/24	500,000	485,730
1.350%, 7/15/25	100,000	91,984
4.450%, 2/15/26	2,165,000	2,132,512
3.700%, 6/15/26	165,000	158,236
1.050%, 7/15/26	750,000	659,180
2.900%, 3/15/27	970,000	898,222
3.650%, 9/1/27	750,000	709,562
5.000%, 1/11/28(x)	180,000	180,903
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	235,417
2.250%, 12/15/28	500,000	428,991
4.375%, 2/15/29	150,000	143,091
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	608,165
1.250%, 7/15/25	265,000	242,554
1.000%, 9/15/25	750,000	676,852
1.450%, 5/15/26	350,000	314,439
2.900%, 11/18/26(x)	455,000	421,203
1.800%, 7/15/27	215,000	186,244
1.550%, 3/15/28(x)	375,000	314,749
2.000%, 5/15/28	350,000	299,011
3.200%, 11/18/29	455,000	402,766
2.150%, 7/15/30	1,000,000	812,610
2.500%, 5/15/31	750,000	613,434
3.900%, 4/15/32(x)	500,000	454,025
Extra Space Storage LP (REIT)
5.700%, 4/1/28	330,000	331,691
3.900%, 4/1/29	165,000	152,090
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	377,691
4.000%, 6/15/29	500,000	465,812
2.400%, 10/15/31	350,000	282,152
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	473,956
Public Storage (REIT)
0.875%, 2/15/26	250,000	224,484
1.500%, 11/9/26	250,000	223,671
3.094%, 9/15/27	300,000	282,494
1.850%, 5/1/28	280,000	244,822
1.950%, 11/9/28	415,000	361,129
3.385%, 5/1/29	320,000	297,207
2.300%, 5/1/31(x)	280,000	232,622
2.250%, 11/9/31	310,000	253,531

		22,160,017

Total Real Estate		83,375,500

Utilities (2.5%)
Electric Utilities (1.8%)
AEP Texas, Inc.
4.700%, 5/15/32(x)	250,000	242,628
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	236,552
Alabama Power Co.
3.750%, 9/1/27	500,000	485,179
Series 20-A
1.450%, 9/15/30	500,000	399,755
American Electric Power Co., Inc.
3.200%, 11/13/27(x)	400,000	373,996
2.300%, 3/1/30	150,000	126,284
5.625%, 3/1/33	190,000	196,313
Series J
4.300%, 12/1/28(x)	500,000	486,795
Series N
1.000%, 11/1/25	315,000	285,913
Appalachian Power Co.
3.400%, 6/1/25	350,000	338,536
Series AA
2.700%, 4/1/31	500,000	422,687
Series BB
4.500%, 8/1/32	85,000	81,503
Arizona Public Service Co.
3.150%, 5/15/25	200,000	192,123
2.950%, 9/15/27	350,000	323,439
2.600%, 8/15/29(x)	250,000	216,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Atlantic City Electric Co.
4.000%, 10/15/28	$350,000	$338,052
2.300%, 3/15/31	250,000	210,766
Avangrid, Inc.
3.150%, 12/1/24	500,000	484,215
3.800%, 6/1/29	750,000	703,973
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	651,309
2.250%, 6/15/31(x)	500,000	419,637
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	203,888
Series AE
2.350%, 4/1/31	275,000	234,210
Series AG
3.000%, 3/1/32	200,000	176,175
Series Z
2.400%, 9/1/26	250,000	227,532
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	707,754
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	210,997
Series 122
2.950%, 8/15/27	500,000	467,172
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	225,717
3.200%, 3/15/27	250,000	239,601
2.050%, 7/1/31	500,000	413,710
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	282,011
3.000%, 3/1/32	250,000	219,215
Duke Energy Carolinas LLC
2.950%, 12/1/26	1,000,000	941,864
3.950%, 11/15/28	500,000	489,188
2.450%, 8/15/29	300,000	261,150
2.550%, 4/15/31(x)	375,000	320,945
2.850%, 3/15/32	220,000	190,429
4.950%, 1/15/33	500,000	512,681
Duke Energy Corp.
3.750%, 4/15/24	350,000	345,919
0.900%, 9/15/25	310,000	281,140
3.150%, 8/15/27	750,000	704,925
4.300%, 3/15/28	375,000	367,337
3.400%, 6/15/29	310,000	284,956
2.450%, 6/1/30	250,000	211,781
2.550%, 6/15/31	750,000	625,470
4.500%, 8/15/32	355,000	342,601
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	209,044
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	618,143
3.800%, 7/15/28	750,000	731,793
1.750%, 6/15/30	215,000	176,085
2.400%, 12/15/31	390,000	326,352
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	35,925
Duke Energy Progress LLC
3.700%, 9/1/28	1,000,000	962,034
3.450%, 3/15/29	350,000	325,488
2.000%, 8/15/31	500,000	406,657
Edison International
3.550%, 11/15/24	200,000	194,622
4.700%, 8/15/25	500,000	495,786
5.750%, 6/15/27	40,000	40,880
4.125%, 3/15/28	500,000	474,337
6.950%, 11/15/29	100,000	107,677
Emera US Finance LP
0.833%, 6/15/24(x)	250,000	236,522
3.550%, 6/15/26	665,000	633,268
2.639%, 6/15/31	335,000	268,993
Enel Americas SA
4.000%, 10/25/26(x)	165,000	158,276
Enel Chile SA
4.875%, 6/12/28	750,000	725,963
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	986,398
3.500%, 4/1/26	300,000	291,142
Entergy Corp.
0.900%, 9/15/25(x)	950,000	854,864
2.950%, 9/1/26	300,000	281,143
1.900%, 6/15/28	1,165,000	1,013,734
Entergy Louisiana LLC
0.950%, 10/1/24	960,000	905,194
2.400%, 10/1/26	500,000	459,315
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	326,933
Evergy, Inc.
2.450%, 9/15/24	335,000	321,556
2.900%, 9/15/29	500,000	447,125
Eversource Energy
4.200%, 6/27/24	280,000	276,103
2.900%, 3/1/27	200,000	182,666
4.600%, 7/1/27	350,000	349,559
5.450%, 3/1/28	225,000	232,736
2.550%, 3/15/31	500,000	424,361
3.375%, 3/1/32	200,000	178,618
Series H
3.150%, 1/15/25	150,000	145,673
Series L
2.900%, 10/1/24(x)	500,000	480,741
Series M
3.300%, 1/15/28	500,000	467,909
Series Q
0.800%, 8/15/25(x)	150,000	136,184
Series R
1.650%, 8/15/30(x)	250,000	200,165
Series U
1.400%, 8/15/26	250,000	223,757
Exelon Corp.
3.400%, 4/15/26	500,000	479,421
2.750%, 3/15/27(x)	500,000	466,059
5.150%, 3/15/28	150,000	151,814
3.350%, 3/15/32(x)	500,000	443,302
5.300%, 3/15/33	300,000	303,693
Florida Power & Light Co.
5.050%, 4/1/28	585,000	603,755
Fortis, Inc.
3.055%, 10/4/26(x)	750,000	701,012
Georgia Power Co.
3.250%, 4/1/26	350,000	333,388
3.250%, 3/30/27	500,000	471,853
4.700%, 5/15/32	250,000	246,745
Series A
2.200%, 9/15/24	350,000	335,547
Series B
2.650%, 9/15/29	350,000	307,299
Gulf Power Co.
Series A
3.300%, 5/30/27(x)	250,000	239,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Indiana Michigan Power Co.
3.850%, 5/15/28	$1,250,000	$1,201,158
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	485,692
4.100%, 9/26/28(x)	450,000	439,678
3.600%, 4/1/29	500,000	466,156
2.300%, 6/1/30	125,000	104,640
ITC Holdings Corp.
3.650%, 6/15/24	325,000	318,920
3.250%, 6/30/26	300,000	284,748
3.350%, 11/15/27	400,000	376,109
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	293,367
3.100%, 5/1/27	1,000,000	946,310
3.650%, 4/15/29	850,000	811,420
Mississippi Power Co.
3.950%, 3/30/28	250,000	240,262
NextEra Energy Capital Holdings, Inc.
4.200%, 6/20/24	335,000	330,864
4.255%, 9/1/24	375,000	371,126
6.051%, 3/1/25	175,000	177,762
4.450%, 6/20/25(x)	295,000	292,018
1.875%, 1/15/27	400,000	360,773
3.550%, 5/1/27	1,500,000	1,429,810
4.625%, 7/15/27	500,000	496,741
4.900%, 2/28/28(x)	500,000	501,925
1.900%, 6/15/28	750,000	656,739
3.500%, 4/1/29	500,000	468,284
5.000%, 2/28/30	500,000	504,869
2.250%, 6/1/30	2,500,000	2,105,589
2.440%, 1/15/32	400,000	329,524
5.000%, 7/15/32	150,000	150,380
5.050%, 2/28/33	500,000	499,598
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	431,540
Northern States Power Co.
2.250%, 4/1/31(x)	300,000	253,875
NSTAR Electric Co.
3.200%, 5/15/27	500,000	472,976
3.250%, 5/15/29	500,000	463,152
1.950%, 8/15/31	500,000	412,614
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	186,387
Oklahoma Gas & Electric Co.
3.800%, 8/15/28(x)	350,000	336,358
5.400%, 1/15/33	350,000	360,049
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	484,546
0.550%, 10/1/25(x)	525,000	473,665
3.700%, 11/15/28(x)	1,250,000	1,207,572
2.750%, 5/15/30	185,000	164,658
4.150%, 6/1/32	95,000	91,708
4.550%, 9/15/32	180,000	178,260
Pacific Gas and Electric Co.
3.450%, 7/1/25	500,000	477,131
5.450%, 6/15/27	500,000	494,086
2.100%, 8/1/27	750,000	651,213
3.000%, 6/15/28	520,000	460,640
4.200%, 3/1/29	350,000	323,992
4.550%, 7/1/30	5,500,000	5,116,639
3.250%, 6/1/31	1,085,000	918,637
6.150%, 1/15/33(x)	85,000	87,142
PacifiCorp
3.600%, 4/1/24	600,000	593,630
PECO Energy Co.
3.150%, 10/15/25	700,000	678,960
Pinnacle West Capital Corp.
1.300%, 6/15/25(x)	300,000	275,655
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	472,391
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	337,481
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	244,544
Public Service Co. of Oklahoma
5.250%, 1/15/33(x)	200,000	203,319
Series J
2.200%, 8/15/31	250,000	204,007
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	316,357
2.250%, 9/15/26	450,000	413,839
3.700%, 5/1/28	500,000	480,963
3.650%, 9/1/28	300,000	286,647
3.200%, 5/15/29	250,000	228,416
2.450%, 1/15/30(x)	165,000	144,019
1.900%, 8/15/31	235,000	191,094
Southern California Edison Co.
1.100%, 4/1/24	230,000	220,983
5.300%, 3/1/28	310,000	316,438
2.850%, 8/1/29(x)	660,000	589,877
2.250%, 6/1/30	655,000	553,087
2.750%, 2/1/32	315,000	269,426
Series 20C
1.200%, 2/1/26	440,000	395,619
Series A
4.200%, 3/1/29	500,000	482,760
Series B
3.650%, 3/1/28	750,000	708,635
Series C
4.200%, 6/1/25	310,000	305,789
Series D
4.700%, 6/1/27	500,000	500,374
Series E
3.700%, 8/1/25	300,000	292,177
Series G
2.500%, 6/1/31	500,000	423,468
Series K
0.975%, 8/1/24	125,000	118,460
Southern Co. (The)
4.475%, 8/1/24(e)	280,000	276,999
5.150%, 10/6/25(x)	195,000	197,149
5.113%, 8/1/27(e)	500,000	499,676
5.700%, 10/15/32	310,000	324,885
Series 21-B
1.750%, 3/15/28	210,000	181,012
Series A
3.700%, 4/30/30	2,000,000	1,861,580
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	463,346
Series M
4.100%, 9/15/28	750,000	723,755
Series N
1.650%, 3/15/26(x)	500,000	455,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Public
Service Co.
3.300%, 6/15/24(x)	$300,000	$294,442
Tampa Electric Co.
3.875%, 7/12/24	125,000	123,207
2.400%, 3/15/31	140,000	116,464
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	581,371
1.500%, 8/1/30	225,000	178,892
Union Electric Co.
3.500%, 4/15/24	500,000	492,021
2.950%, 6/15/27(x)	500,000	472,691
3.500%, 3/15/29	500,000	470,959
Virginia Electric and Power Co.
2.300%, 11/15/31(x)	500,000	414,273
5.000%, 4/1/33	500,000	500,314
Series A
3.150%, 1/15/26	715,000	691,490
3.500%, 3/15/27	750,000	719,782
3.800%, 4/1/28	500,000	480,010
2.875%, 7/15/29	175,000	157,862
Series B
2.950%, 11/15/26	500,000	459,061
3.750%, 5/15/27	390,000	377,427
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	190,015
1.700%, 6/15/28	310,000	269,534
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	328,064
1.950%, 9/16/31	250,000	201,772
Xcel Energy, Inc.
3.300%, 6/1/25	500,000	483,106
3.350%, 12/1/26	500,000	476,449
1.750%, 3/15/27	415,000	370,085
4.000%, 6/15/28(x)	500,000	486,064
2.600%, 12/1/29	350,000	304,758
2.350%, 11/15/31(x)	500,000	408,229

		92,073,658

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27(x)	310,000	292,519
2.625%, 9/15/29(x)	800,000	712,781
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	500,000	511,382
4.000%, 4/1/28	500,000	488,207
4.400%, 7/1/32	100,000	96,688
5.400%, 3/1/33	500,000	516,359
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	996,989
3.950%, 9/15/27	300,000	281,664
4.750%, 9/1/28	300,000	287,444
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29(x)	500,000	462,897
2.500%, 3/15/31	380,000	316,363
Southern California Gas Co.
3.150%, 9/15/24	550,000	534,702
2.950%, 4/15/27	280,000	261,488
Series TT
2.600%, 6/15/26	500,000	469,188
Southwest Gas Corp.
5.450%, 3/23/28	335,000	336,950
2.200%, 6/15/30	500,000	410,664
4.050%, 3/15/32(x)	150,000	137,901

		7,114,186

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,384,218
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	198,070
5.600%, 3/1/28	310,000	317,636
5.800%, 3/1/33	355,000	366,295
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	392,700
Southern Power Co.
4.150%, 12/1/25	500,000	490,390
0.900%, 1/15/26	155,000	139,261

		3,288,570

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	153,582
1.950%, 3/15/27(x)	500,000	447,836
1.750%, 3/15/28	375,000	325,187
Ameren Illinois Co.
3.800%, 5/15/28	350,000	339,559
1.550%, 11/15/30	210,000	169,268
Black Hills Corp.
1.037%, 8/23/24	270,000	250,782
3.950%, 1/15/26	350,000	339,332
5.950%, 3/15/28	200,000	206,733
3.050%, 10/15/29	250,000	218,175
2.500%, 6/15/30	315,000	261,471
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	239,741
1.450%, 6/1/26	315,000	284,864
CMS Energy Corp.
3.000%, 5/15/26	210,000	199,139
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	531,395
2.400%, 6/15/31	750,000	633,374
5.200%, 3/1/33	500,000	512,229
Series B
3.125%, 11/15/27	300,000	280,500
Series D
4.000%, 12/1/28	500,000	487,171
Consumers Energy Co.
4.650%, 3/1/28	500,000	503,158
3.800%, 11/15/28	750,000	723,892
3.600%, 8/15/32	335,000	309,538
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	174,555
4.250%, 6/1/28	500,000	485,582
Series A
1.450%, 4/15/26	305,000	275,081
4.350%, 8/15/32	250,000	237,630
Series C
2.250%, 8/15/31	455,000	373,113
Series D
2.850%, 8/15/26	450,000	418,164
DTE Energy Co.
4.220%, 11/1/24(e)	375,000	370,487
2.850%, 10/1/26	750,000	698,986
2.950%, 3/1/30	250,000	218,785
Series C
2.529%, 10/1/24(e)	375,000	362,108
3.400%, 6/15/29	164,000	149,353
Series F
1.050%, 6/1/25	525,000	482,777
NiSource, Inc.
0.950%, 8/15/25	580,000	528,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.490%, 5/15/27	$1,250,000	$1,182,861
5.250%, 3/30/28	250,000	253,687
2.950%, 9/1/29	350,000	309,680
Public Service Enterprise Group, Inc.
2.875%, 6/15/24	700,000	680,777
0.800%, 8/15/25(x)	500,000	457,076
1.600%, 8/15/30(x)	500,000	398,800
2.450%, 11/15/31	500,000	411,694
Puget Energy, Inc.
2.379%, 6/15/28	625,000	549,550
4.224%, 3/15/32	355,000	324,540
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	461,944
Series VVV
1.700%, 10/1/30	235,000	191,330
Series XXX
3.000%, 3/15/32	500,000	434,882
Sempra Energy
3.300%, 4/1/25	350,000	338,095
3.250%, 6/15/27	500,000	466,351
3.700%, 4/1/29	445,000	411,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	31,450
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	507,433
5.150%, 9/15/32	250,000	251,452
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	334,746
5.150%, 10/1/27	355,000	360,627
1.375%, 10/15/27	500,000	433,643
4.750%, 1/15/28	250,000	249,263
2.200%, 12/15/28	500,000	434,757
1.800%, 10/15/30	500,000	403,694

		22,072,125

Water Utilities (0.1%)
American Water Capital Corp.
3.400%, 3/1/25	400,000	389,062
3.750%, 9/1/28	750,000	716,709
3.450%, 6/1/29	500,000	467,198
2.300%, 6/1/31	400,000	336,089
Essential Utilities, Inc.
3.566%, 5/1/29(x)	300,000	274,764

		2,183,822

Total Utilities		126,732,361

Total Corporate Bonds		1,749,943,762

Foreign Government Securities (2.4%)
Canada Government Bond
1.625%, 1/22/25	2,000,000	1,912,302
2.875%, 4/28/25	2,475,000	2,415,560
Export Development Canada
3.375%, 8/26/25	905,000	891,410
3.000%, 5/25/27	1,000,000	969,281
3.875%, 2/14/28	750,000	752,845
Export-Import Bank of Korea
2.375%, 6/25/24	350,000	340,386
0.625%, 6/29/24	357,000	339,663
4.000%, 9/15/24	238,000	235,392
1.250%, 1/18/25	417,000	392,910
2.875%, 1/21/25	1,500,000	1,452,660
1.875%, 2/12/25	200,000	190,166
3.250%, 11/10/25	1,000,000	963,000
4.875%, 1/11/26	200,000	202,080
0.625%, 2/9/26	355,000	317,281
1.125%, 12/29/26	550,000	484,104
1.625%, 1/18/27	364,000	328,630
2.375%, 4/21/27	1,500,000	1,386,240
4.250%, 9/15/27(x)	323,000	320,481
5.000%, 1/11/28	220,000	225,452
1.375%, 2/9/31	750,000	596,437
2.125%, 1/18/32	356,000	294,675
5.125%, 1/11/33	260,000	272,275
Italian Republic Government Bond
0.875%, 5/6/24	1,485,000	1,414,125
2.375%, 10/17/24	1,000,000	957,124
1.250%, 2/17/26	2,045,000	1,830,334
2.875%, 10/17/29	1,000,000	852,142
Japan Bank for International Cooperation
0.500%, 4/15/24	205,000	196,282
2.500%, 5/23/24	780,000	760,355
1.750%, 10/17/24	440,000	422,683
2.125%, 2/10/25	1,500,000	1,437,706
0.625%, 7/15/25	1,130,000	1,038,430
3.875%, 9/16/25	536,000	530,525
2.750%, 1/21/26	1,000,000	958,990
4.250%, 1/26/26	870,000	868,443
1.875%, 7/21/26	1,500,000	1,385,890
2.250%, 11/4/26	1,000,000	930,145
2.750%, 11/16/27	475,000	447,156
3.250%, 7/20/28	1,500,000	1,425,518
3.500%, 10/31/28	2,000,000	1,926,416
2.125%, 2/16/29	750,000	669,150
2.000%, 10/17/29	430,000	376,187
1.250%, 1/21/31	600,000	485,446
1.875%, 4/15/31	1,200,000	1,013,831
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	649,318
3.250%, 5/25/27	750,000	717,147
3.375%, 6/12/28	500,000	482,555
1.750%, 4/28/31	595,000	496,193
Oriental Republic of Uruguay
4.500%, 8/14/24	333,333	332,833
4.375%, 10/27/27	2,500,000	2,507,500
Province of Alberta
1.875%, 11/13/24	1,500,000	1,439,805
3.300%, 3/15/28	1,250,000	1,212,259
1.300%, 7/22/30(x)	1,100,000	913,061
Province of British Columbia
1.750%, 9/27/24	300,000	288,400
2.250%, 6/2/26	1,000,000	947,153
0.900%, 7/20/26	500,000	452,839
1.300%, 1/29/31	400,000	332,914
Province of Manitoba
2.600%, 4/16/24(x)	500,000	489,947
3.050%, 5/14/24	1,000,000	983,555
2.125%, 6/22/26	1,000,000	940,678
1.500%, 10/25/28	585,000	509,863
Province of New Brunswick
3.625%, 2/24/28	600,000	587,783
Province of Ontario
3.200%, 5/16/24	2,500,000	2,462,296
0.625%, 1/21/26	3,770,000	3,427,332
1.050%, 4/14/26	1,600,000	1,461,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 4/27/26	$2,000,000	$1,907,212
2.300%, 6/15/26	1,750,000	1,657,109
3.100%, 5/19/27	400,000	386,896
2.000%, 10/2/29	1,250,000	1,108,382
1.125%, 10/7/30	1,000,000	816,378
1.600%, 2/25/31	1,000,000	840,882
1.800%, 10/14/31	1,500,000	1,264,701
Province of Quebec
2.500%, 4/9/24	500,000	489,191
2.875%, 10/16/24	1,000,000	976,344
1.500%, 2/11/25	2,000,000	1,899,955
0.600%, 7/23/25	1,400,000	1,290,804
2.500%, 4/20/26	1,000,000	955,818
2.750%, 4/12/27	1,750,000	1,671,464
1.350%, 5/28/30(x)	1,000,000	841,194
1.900%, 4/21/31(x)	1,250,000	1,073,394
Republic of Chile
3.125%, 1/21/26	3,512,000	3,400,713
2.750%, 1/31/27	200,000	188,350
2.450%, 1/31/31	325,000	280,272
Republic of Indonesia
4.150%, 9/20/27	200,000	196,772
3.500%, 1/11/28	1,000,000	958,000
4.550%, 1/11/28	400,000	400,044
4.100%, 4/24/28	800,000	784,900
4.750%, 2/11/29	2,500,000	2,525,275
2.150%, 7/28/31	1,250,000	1,036,075
3.550%, 3/31/32	200,000	183,772
4.650%, 9/20/32	200,000	199,272
4.850%, 1/11/33	400,000	402,544
Republic of Korea
2.000%, 6/19/24	350,000	339,734
2.750%, 1/19/27	1,750,000	1,667,203
3.500%, 9/20/28	1,000,000	970,188
2.500%, 6/19/29	505,000	464,852
1.750%, 10/15/31	210,000	177,656
Republic of Panama
3.750%, 3/16/25	3,000,000	2,923,688
3.160%, 1/23/30	1,500,000	1,314,656
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	979,875
2.844%, 6/20/30	1,000,000	873,938
2.783%, 1/23/31	2,240,000	1,912,120
Republic of Philippines
5.170%, 10/13/27	200,000	205,522
3.000%, 2/1/28	1,150,000	1,081,127
4.625%, 7/17/28	240,000	242,126
3.750%, 1/14/29	975,000	937,326
2.457%, 5/5/30	3,360,000	2,902,570
Republic of Poland
3.250%, 4/6/26	1,500,000	1,457,156
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,417,781
3.250%, 1/17/28	750,000	706,078
2.500%, 1/15/30	515,000	458,608
4.500%, 1/17/33	220,000	218,735
Svensk Exportkredit AB
0.375%, 7/30/24	2,000,000	1,900,181
3.625%, 9/3/24	286,000	282,118
0.625%, 10/7/24	584,000	551,207
0.500%, 8/26/25	1,000,000	915,514
4.375%, 2/13/26	355,000	357,145
2.250%, 3/22/27	500,000	468,929
United Mexican States
4.125%, 1/21/26	1,865,000	1,839,822
4.150%, 3/28/27	2,745,000	2,703,825
3.750%, 1/11/28	855,000	821,228
4.500%, 4/22/29	455,000	444,535
3.250%, 4/16/30(x)	5,000,000	4,475,938

Total Foreign Government Securities		120,591,842

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,044
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	4,382
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,744
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,607
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,315
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,136
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,237
Commonwealth of Massachusetts 4.110%, 7/15/31	235,000	232,572
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	5,148
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	237,550
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	464,907
2.154%, 7/1/30	500,000	424,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	$3,000	$3,107
Los Angeles Community College District
1.606%, 8/1/28	200,000	176,807
1.806%, 8/1/30	200,000	169,698
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	981,451
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,091,532
Ohio State University (The) 4.910%, 6/1/40	4,000	4,085
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,097
5.561%, 12/1/49	3,000	3,314
Regents of the University of California Medical Center Pooled Revenue, Series 2022 4.132%, 5/15/32	250,000	240,107
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,636
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,264
7.043%, 4/1/50	4,000	5,185
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	445,784
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	186,406
3.500%, 4/1/28	250,000	240,642
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,094
State of Wisconsin 3.154%, 5/1/27	1,300,000	1,243,414
University of California
0.883%, 5/15/25	165,000	153,766
3.063%, 7/1/25	500,000	487,456
1.316%, 5/15/27	250,000	222,498
1.614%, 5/15/30	125,000	103,917

Total Municipal Bonds		7,165,915

Supranational (2.9%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,328,235
0.875%, 3/23/26(x)	1,300,000	1,186,387
0.875%, 7/22/26	1,159,000	1,049,493
4.375%, 3/14/28	800,000	821,705
Asian Development Bank
0.375%, 6/11/24	1,800,000	1,714,205
4.125%, 9/27/24	850,000	846,569
0.625%, 10/8/24	1,273,000	1,203,161
1.500%, 10/18/24	2,000,000	1,916,081
2.875%, 5/6/25	1,350,000	1,315,920
0.375%, 9/3/25	2,250,000	2,060,778
4.250%, 1/9/26	400,000	403,229
0.500%, 2/4/26	4,000,000	3,632,771
1.000%, 4/14/26	1,300,000	1,191,666
2.000%, 4/24/26	1,000,000	944,184
1.750%, 8/14/26	1,000,000	935,358
2.625%, 1/12/27	2,500,000	2,392,667
1.500%, 1/20/27	2,000,000	1,836,973
2.500%, 11/2/27	2,500,000	2,366,799
2.750%, 1/19/28	1,000,000	957,415
1.250%, 6/9/28	500,000	440,913
3.125%, 9/26/28	400,000	388,726
1.875%, 3/15/29	1,000,000	902,963
1.750%, 9/19/29	500,000	443,694
1.875%, 1/24/30	1,000,000	890,059
0.750%, 10/8/30	1,000,000	807,619
1.500%, 3/4/31	600,000	510,196
3.125%, 4/27/32	500,000	476,916
3.875%, 9/28/32	400,000	405,298
4.000%, 1/12/33	85,000	86,945
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,316,990
0.500%, 5/28/25	2,000,000	1,850,220
3.375%, 6/29/25	1,750,000	1,717,292
0.500%, 1/27/26	2,500,000	2,258,311
3.750%, 9/14/27	400,000	395,990
Corp. Andina de Fomento
1.250%, 10/26/24	511,000	481,480
1.625%, 9/23/25(x)	750,000	694,594
4.750%, 4/1/26	180,000	179,710
2.250%, 2/8/27	650,000	595,681
Council of Europe Development Bank
0.375%, 6/10/24	500,000	475,837
1.375%, 2/27/25	750,000	711,895
3.000%, 6/16/25	143,000	139,783
0.875%, 9/22/26	750,000	676,482
3.625%, 1/26/28	500,000	496,426
European Bank for Reconstruction & Development
1.625%, 9/27/24	350,000	336,493
1.500%, 2/13/25(x)	290,000	276,098
0.500%, 11/25/25	600,000	546,324
0.500%, 1/28/26	750,000	681,527
4.375%, 3/9/28	1,400,000	1,439,149
European Investment Bank
2.250%, 6/24/24	2,000,000	1,950,284
2.500%, 10/15/24	1,000,000	974,064
1.875%, 2/10/25	3,000,000	2,879,185
1.625%, 3/14/25(x)	1,300,000	1,239,787
0.375%, 12/15/25	2,000,000	1,820,761
0.375%, 3/26/26	3,375,000	3,045,606
2.125%, 4/13/26	2,000,000	1,898,134
0.750%, 10/26/26	1,111,000	997,504
1.375%, 3/15/27	2,500,000	2,261,863
2.375%, 5/24/27	1,000,000	949,635
0.625%, 10/21/27	980,000	853,880
3.875%, 3/15/28(x)	800,000	805,457
1.750%, 3/15/29	800,000	717,078
1.625%, 10/9/29	410,000	362,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 9/23/30(x)	$750,000	$604,685
1.250%, 2/14/31	1,475,000	1,243,316
1.625%, 5/13/31	750,000	646,722
3.750%, 2/14/33	815,000	823,829
Inter-American Development Bank
3.250%, 7/1/24	500,000	492,819
0.500%, 9/23/24	2,000,000	1,887,788
2.125%, 1/15/25	2,000,000	1,928,862
0.625%, 7/15/25	5,000,000	4,628,617
0.875%, 4/20/26(x)	2,000,000	1,826,438
2.000%, 6/2/26	1,050,000	987,095
2.000%, 7/23/26	1,000,000	937,578
1.500%, 1/13/27	1,500,000	1,378,186
0.625%, 9/16/27	1,000,000	872,332
4.000%, 1/12/28	800,000	809,047
1.125%, 7/20/28	1,250,000	1,092,062
3.125%, 9/18/28	750,000	726,410
2.250%, 6/18/29	1,000,000	918,758
3.500%, 9/14/29	800,000	791,239
1.125%, 1/13/31	3,800,000	3,146,791
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	755,463
International Bank for Reconstruction & Development
1.500%, 8/28/24	2,000,000	1,921,510
2.500%, 11/25/24	3,500,000	3,401,715
1.625%, 1/15/25	2,500,000	2,389,865
2.125%, 3/3/25	450,000	433,648
0.750%, 3/11/25	2,000,000	1,874,802
0.375%, 7/28/25	3,000,000	2,760,511
2.500%, 7/29/25	3,000,000	2,900,013
0.500%, 10/28/25	1,600,000	1,465,114
3.125%, 11/20/25(x)	350,000	341,757
1.875%, 10/27/26	2,000,000	1,865,990
3.125%, 6/15/27(x)	1,200,000	1,170,717
0.750%, 11/24/27	1,855,000	1,618,745
1.375%, 4/20/28	2,000,000	1,784,540
1.125%, 9/13/28	2,400,000	2,092,686
1.750%, 10/23/29	1,350,000	1,193,829
3.875%, 2/14/30	1,030,000	1,039,677
0.750%, 8/26/30	1,685,000	1,360,409
1.250%, 2/10/31(x)	8,500,000	7,114,177
1.625%, 11/3/31	1,667,000	1,415,990
2.500%, 3/29/32	2,000,000	1,823,978
International Finance Corp.
1.375%, 10/16/24	1,125,000	1,078,144
0.375%, 7/16/25	735,000	676,970
3.625%, 9/15/25	533,000	528,400
2.125%, 4/7/26	2,000,000	1,898,670
0.750%, 10/8/26	1,000,000	889,454
0.750%, 8/27/30	750,000	608,472
Nordic Investment Bank
2.250%, 5/21/24	585,000	570,709
0.375%, 9/20/24	415,000	391,621
2.625%, 4/4/25	500,000	486,649
0.375%, 9/11/25	1,100,000	1,006,681
0.500%, 1/21/26	1,000,000	908,804
3.375%, 9/8/27	643,000	631,707
4.375%, 3/14/28	400,000	411,216

Total Supranational		146,037,947

U.S. Government Agency Securities (3.5%)
FFCB
1.040%, 1/25/29	10,000,000	8,399,476
1.380%, 1/14/31	15,000,000	12,080,995
FHLB
1.500%, 8/15/24	3,785,000	3,636,068
2.875%, 9/13/24	2,000,000	1,945,734
0.375%, 9/4/25	6,000,000	5,490,995
3.250%, 11/16/28	5,000,000	4,862,304
5.500%, 7/15/36	3,000	3,418
FHLMC
0.375%, 9/23/25	9,245,000	8,472,116
0.600%, 10/20/25	10,000,000	9,104,793
FNMA
2.625%, 9/6/24	2,500,000	2,439,023
0.625%, 4/22/25	17,105,000	15,928,174
0.500%, 6/17/25	10,000,000	9,235,768
0.375%, 8/25/25	9,500,000	8,697,053
2.125%, 4/24/26	8,165,000	7,745,397
1.875%, 9/24/26	7,000,000	6,548,075
0.875%, 12/18/26	10,000,000	8,880,229
0.750%, 10/8/27	40,000,000	35,007,608
0.875%, 8/5/30(x)	20,000,000	16,271,106
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,844,269
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,337,834
0.750%, 5/15/25	5,000,000	4,637,030
Series A
2.875%, 2/1/27	1,000,000	959,539

Total U.S. Government Agency Securities		177,527,004

U.S. Treasury Obligations (47.5%)
U.S. Treasury Notes
2.000%, 4/30/24	11,500,000	11,182,896
2.500%, 5/15/24	30,000,000	29,343,078
2.000%, 5/31/24	23,000,000	22,352,499
1.750%, 6/30/24	14,000,000	13,546,919
1.750%, 7/31/24	20,000,000	19,311,876
2.125%, 7/31/24	35,000,000	33,963,247
0.375%, 8/15/24	30,000,000	28,404,063
2.375%, 8/15/24	15,000,000	14,598,951
1.250%, 8/31/24	17,000,000	16,275,479
1.875%, 8/31/24	30,000,000	28,975,701
1.500%, 9/30/24	10,000,000	9,591,660
2.125%, 9/30/24	35,000,000	33,885,908
1.500%, 10/31/24	16,000,000	15,322,189
2.250%, 10/31/24	25,000,000	24,218,605
1.500%, 11/30/24	6,000,000	5,736,817
4.500%, 11/30/24	15,000,000	15,051,439
4.250%, 12/31/24	15,000,000	15,004,706
4.125%, 1/31/25(x)	10,000,000	9,992,571
2.000%, 2/15/25	35,000,000	33,633,260
1.125%, 2/28/25	16,000,000	15,120,170
4.625%, 2/28/25(x)	15,000,000	15,136,393
2.125%, 5/15/25	12,000,000	11,529,594
2.000%, 8/15/25	10,000,000	9,563,133
0.250%, 8/31/25	35,000,000	32,038,300
0.250%, 10/31/25	15,000,000	13,665,937
2.250%, 11/15/25	115,000,000	110,291,497
0.375%, 11/30/25	12,000,000	10,937,766
4.000%, 12/15/25	15,000,000	15,045,675
0.375%, 12/31/25	35,000,000	31,876,831
1.625%, 2/15/26	150,000,000	140,959,230
0.500%, 2/28/26	35,000,000	31,783,640
4.625%, 3/15/26	15,000,000	15,329,836
0.750%, 4/30/26	50,000,000	45,542,120
2.375%, 4/30/26(x)	20,000,000	19,169,708
1.625%, 5/15/26	64,000,000	59,868,122
0.750%, 5/31/26	76,000,000	69,063,716
2.125%, 5/31/26	10,000,000	9,496,880
0.875%, 6/30/26	20,000,000	18,219,822
0.625%, 7/31/26	50,000,000	45,062,080
1.500%, 8/15/26	129,000,000	119,630,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 8/31/26	$35,000,000	$31,600,628
0.875%, 9/30/26	15,000,000	13,574,075
2.000%, 11/15/26	48,000,000	45,104,899
2.250%, 2/15/27	39,000,000	36,906,897
2.250%, 8/15/27	25,000,000	23,566,018
0.375%, 9/30/27	17,000,000	14,681,324
2.250%, 11/15/27	14,000,000	13,155,905
0.625%, 11/30/27	44,000,000	38,297,068
3.875%, 11/30/27	10,000,000	10,093,715
0.625%, 12/31/27	50,000,000	43,420,915
3.875%, 12/31/27	15,000,000	15,140,925
3.500%, 1/31/28(x)	15,000,000	14,907,383
2.750%, 2/15/28	23,500,000	22,545,256
4.000%, 2/29/28(x)	15,000,000	15,256,699
3.625%, 3/31/28	10,000,000	10,006,189
2.875%, 5/15/28	60,000,000	57,810,936
1.250%, 5/31/28	81,000,000	71,935,679
2.875%, 8/15/28	49,000,000	47,143,454
1.125%, 8/31/28	10,000,000	8,771,426
3.125%, 11/15/28	77,500,000	75,460,332
2.625%, 2/15/29	74,000,000	70,097,455
2.375%, 5/15/29	69,000,000	64,339,636
3.875%, 12/31/29	15,000,000	15,258,270
3.500%, 1/31/30	15,000,000	14,925,818
1.500%, 2/15/30	17,500,000	15,324,269
3.625%, 3/31/30	15,000,000	15,058,843
0.625%, 8/15/30	35,000,000	28,490,262
0.875%, 11/15/30	15,000,000	12,402,483
1.125%, 2/15/31	23,000,000	19,344,297
1.625%, 5/15/31	55,000,000	47,758,282
1.250%, 8/15/31	45,000,000	37,712,479
1.375%, 11/15/31	99,000,000	83,476,434
1.875%, 2/15/32	88,000,000	77,178,077
2.875%, 5/15/32	22,000,000	20,918,207
2.750%, 8/15/32	40,000,000	37,602,584
4.125%, 11/15/32	17,000,000	17,850,831
3.500%, 2/15/33	12,000,000	12,009,322

Total U.S. Treasury Obligations		2,418,850,252

Total Long-Term Debt Securities (90.8%) (Cost $4,968,379,408)		4,625,015,997

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(x)(y)*	17,000	27,030
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(x)(y)*	22,000	37,840

Total Preferred Stocks (0.0%)† (Cost $18,166)		64,870

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.7%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	25,215,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	29,274,000
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	173,884,000
Vanguard Short-Term Treasury ETF	3,600,000	210,744,000

Total Exchange Traded Funds (8.7%) (Cost $452,509,280)		439,117,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $14,457,410, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $14,740,661.(xx)	$14,451,629	14,451,629
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $32,609,581, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/ 51; total market value $35,942,094.(xx)	32,587,178	32,587,178
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $20,007,983, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $20,408,146.(xx)	20,000,000	20,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $2,000,805, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $2,040,821.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $30,024,100, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $30,600,001.(xx)	$30,000,000	$30,000,000

Total Repurchase Agreements		99,038,807

Total Short-Term Investments (1.9%) (Cost $99,038,807)		99,038,807

Total Investments in Securities (101.4%) (Cost $5,519,945,661)		5,163,236,674
Other Assets Less Liabilities (-1.4%)		(69,660,649)

Net Assets (100%)		$5,093,576,025

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $11,988,961 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $150,351,861. This was collateralized by $54,093,142 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $99,038,807 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,899,275	$—	$4,899,275
Corporate Bonds
Communication Services	—	93,482,348	—	93,482,348
Consumer Discretionary	—	80,730,974	—	80,730,974
Consumer Staples	—	106,335,268	—	106,335,268
Energy	—	96,029,918	—	96,029,918
Financials	—	740,668,626	—	740,668,626
Health Care	—	135,584,974	—	135,584,974
Industrials	—	106,819,166	—	106,819,166
Information Technology	—	132,851,557	—	132,851,557
Materials	—	47,333,070	—	47,333,070
Real Estate	—	83,375,500	—	83,375,500
Utilities	—	126,732,361	—	126,732,361
Exchange Traded Funds	439,117,000	—	—	439,117,000
Foreign Government Securities	—	120,591,842	—	120,591,842
Municipal Bonds	—	7,165,915	—	7,165,915
Preferred Stocks
Financials	64,870	—	—	64,870
Short-Term Investments
Repurchase Agreements	—	99,038,807	—	99,038,807
Supranational	—	146,037,947	—	146,037,947
U.S. Government Agency Securities	—	177,527,004	—	177,527,004
U.S. Treasury Obligations	—	2,418,850,252	—	2,418,850,252

Total Assets	$439,181,870	$4,724,054,804	$—	$5,163,236,674

Total Liabilities	$—	$—	$—	$—

Total	$439,181,870	$4,724,054,804	$—	$5,163,236,674

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,800,301
Aggregate gross unrealized depreciation	(361,940,558)

Net unrealized depreciation	$(357,140,257)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,520,376,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
AngloGold Ashanti Ltd.	4,104	$99,454

Brazil (6.2%)
Ambev SA*	253,491	718,694
Atacadao SA	6,331	15,526
B3 SA - Brasil Bolsa Balcao	52,265	106,521
Banco Bradesco SA*	15,196	35,558
Banco Bradesco SA (Preference)(q)*	45,704	119,119
Banco Bradesco SA (ADR)(x)*	147,622	386,770
Banco BTG Pactual SA*	11,079	42,843
Banco do Brasil SA	7,794	60,188
Banco Santander Brasil SA	3,124	16,562
BB Seguridade Participacoes SA	7,812	50,092
CCR SA	9,110	22,863
Centrais Eletricas Brasileiras SA	10,350	67,898
Centrais Eletricas Brasileiras SA (Preference), Class B(q)	2,830	20,235
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	25,826
Cia Energetica de Minas Gerais (Preference)(q)	10,489	23,737
Cia Siderurgica Nacional SA	5,126	15,615
Cosan SA	9,832	29,350
CPFL Energia SA	2,283	14,279
Energisa SA	2,213	17,596
Eneva SA*	7,478	15,477
Engie Brasil Energia SA	2,350	18,574
Equatorial Energia SA	9,398	49,971
Gerdau SA (Preference)(q)	10,719	53,506
Hapvida Participacoes e Investimentos SA(m)*	39,784	20,644
Hypera SA	3,296	24,646
Itau Unibanco Holding SA (Preference)(q)*	41,527	203,602
Itau Unibanco Holding SA (ADR)*	73,481	357,853
Itausa SA (Preference)(q)*	43,350	70,305
Klabin SA	8,000	28,569
Localiza Rent a Car SA	5,975	62,774
Lojas Renner SA*	9,515	31,163
Magazine Luiza SA*	21,875	14,286
Natura & Co. Holding SA	6,494	16,913
Petro Rio SA*	5,854	36,070
Petroleo Brasileiro SA	31,898	167,028
Petroleo Brasileiro SA (Preference)(q)	41,593	192,026
Petroleo Brasileiro SA (ADR)	41,473	432,563
Raia Drogasil SA	9,202	44,281
Rede D’Or Sao Luiz SA(m)*	4,997	21,029
Rumo SA	12,965	48,218
Sendas Distribuidora SA	10,605	32,473
Suzano SA	7,853	64,563
Telefonica Brasil SA	4,815	36,774
TIM SA*	6,959	17,245
TOTVS SA*	3,956	21,948
Ultrapar Participacoes SA	6,680	18,412
Vale SA	33,395	527,763
Vibra Energia SA	8,391	24,055
WEG SA	14,388	114,969
XP, Inc., Class A*	37,584	446,122

		5,003,094

Chile (1.4%)
Banco de Chile	462,284	44,897
Banco de Credito e Inversiones SA	506	14,833
Banco Santander Chile	707,561	31,377
Cencosud SA	11,427	22,081
Cia Cervecerias Unidas SA	160	1,232
Cia Sud Americana de Vapores SA	170,169	16,921
Empresas CMPC SA	15,051	25,153
Empresas Copec SA	4,090	28,865
Enel Americas SA	173,391	22,838
Falabella SA	6,082	13,987
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,224	98,242
Sociedad Quimica y Minera de Chile SA (ADR)	10,016	811,897

		1,132,323

China (31.4%)
360 DigiTech, Inc. (ADR)	726	14,084
360 Security Technology, Inc., Class A	6,600	16,745
37 Interactive Entertainment Network Technology Group Co. Ltd.	3,900	16,178
3SBio, Inc.(m)	16,774	16,685
AAC Technologies Holdings, Inc.(x)*	8,075	19,816
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	17,286
AECC Aviation Power Co. Ltd., Class A	1,700	10,698
Agricultural Bank of China Ltd., Class H	242,452	89,858
Agricultural Bank of China Ltd., Class A	31,100	14,093
Aier Eye Hospital Group Co. Ltd., Class A	3,247	14,738
Air China Ltd., Class A*	9,800	15,292
Air China Ltd., Class H*	19,469	17,460
Airtac International Group	1,516	59,505
Akeso, Inc.(m)*	3,970	20,397
Alibaba Group Holding Ltd.*	129,506	1,647,020
Alibaba Health Information Technology Ltd.*	40,386	29,294
Aluminum Corp. of China Ltd., Class A	13,700	11,062
Aluminum Corp. of China Ltd., Class H	27,304	13,772
Anhui Conch Cement Co. Ltd., Class H	10,537	36,651
Anhui Conch Cement Co. Ltd., Class A	2,300	9,482
Anhui Gujing Distillery Co. Ltd., Class A	300	12,954
ANTA Sports Products Ltd.	10,667	155,170
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,453
Autohome, Inc. (ADR)	529	17,706
Avary Holding Shenzhen Co. Ltd., Class A	2,200	9,941
AviChina Industry & Technology Co. Ltd., Class H	20,991	10,975
Baidu, Inc., Class A*	18,897	358,286
Baidu, Inc. (ADR)*	3,757	567,006
Bank of Beijing Co. Ltd., Class A	20,300	13,016
Bank of Chengdu Co. Ltd., Class A	6,200	12,271
Bank of China Ltd., Class A	29,700	14,603
Bank of China Ltd., Class H	680,772	260,581
Bank of Communications Co. Ltd., Class A	19,500	14,524
Bank of Communications Co. Ltd., Class H	71,634	44,957
Bank of Hangzhou Co. Ltd., Class A	5,900	9,992
Bank of Jiangsu Co. Ltd., Class A	14,100	14,436
Bank of Nanjing Co. Ltd., Class A	9,600	12,539
Bank of Ningbo Co. Ltd., Class A	2,700	10,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Shanghai Co. Ltd., Class A	12,700	$11,085
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,335
BeiGene Ltd.*	5,273	87,163
Beijing Capital International Airport Co. Ltd., Class H*	34,249	25,225
Beijing Enterprises Holdings Ltd.	4,062	14,647
Beijing Enterprises Water Group Ltd.	36,959	9,258
Beijing Kingsoft Office Software, Inc., Class A	346	23,875
Beijing Tongrentang Co. Ltd., Class A	2,200	17,664
Beijing United Information Technology Co. Ltd., Class A	700	8,468
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,335	22,532
Bilibili, Inc., Class Z*	1,500	35,214
Bloomage Biotechnology Corp. Ltd., Class A	643	10,653
BOC Aviation Ltd.(m)	75,016	578,804
BOE Technology Group Co. Ltd., Class A	18,300	11,861
Bosideng International Holdings Ltd.	26,968	15,100
BYD Co. Ltd., Class H	24,557	721,556
BYD Co. Ltd., Class A	801	30,040
BYD Electronic International Co. Ltd.	4,680	14,618
C&D International Investment Group Ltd.	5,493	17,977
CGN Power Co. Ltd., Class H(m)	115,031	27,597
Changchun High & New Technology Industry Group, Inc., Class A	900	21,471
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	14,921
China Cinda Asset Management Co. Ltd., Class H	82,280	10,425
China CITIC Bank Corp. Ltd., Class H	77,354	38,960
China Coal Energy Co. Ltd., Class H	24,399	18,541
China Conch Venture Holdings Ltd.	11,048	19,202
China Construction Bank Corp., Class H	840,012	543,364
China CSSC Holdings Ltd., Class A	3,800	12,983
China Eastern Airlines Corp. Ltd., Class A*	18,500	13,855
China Energy Engineering Corp. Ltd., Class A	32,000	11,242
China Everbright Bank Co. Ltd., Class A	27,100	11,859
China Everbright Bank Co. Ltd., Class H	38,342	11,656
China Everbright Environment Group Ltd.	42,700	18,414
China Evergrande Group*	69,583	98
China Feihe Ltd.(m)	25,661	19,421
China Galaxy Securities Co. Ltd., Class A	10,500	15,328
China Galaxy Securities Co. Ltd., Class H	25,162	12,714
China Gas Holdings Ltd.	20,606	29,139
China Hongqiao Group Ltd.	15,787	15,198
China International Capital Corp. Ltd., Class A	1,900	10,734
China International Capital Corp. Ltd., Class H(m)	12,618	25,459
China Jinmao Holdings Group Ltd.	42,537	8,318
China Jushi Co. Ltd., Class A	7,600	16,202
China Lesso Group Holdings Ltd.	7,961	7,141
China Life Insurance Co. Ltd., Class A	3,100	15,073
China Life Insurance Co. Ltd., Class H	60,133	99,049
China Literature Ltd.(m)*	2,830	14,460
China Longyuan Power Group Corp. Ltd., Class H	27,731	31,753
China Medical System Holdings Ltd.	9,408	14,906
China Meidong Auto Holdings Ltd.(x)	6,782	14,697
China Mengniu Dairy Co. Ltd.*	27,275	111,853
China Merchants Bank Co. Ltd., Class H	33,441	170,387
China Merchants Bank Co. Ltd., Class A	10,000	49,737
China Merchants Energy Shipping Co. Ltd., Class A	13,300	13,603
China Merchants Port Holdings Co. Ltd.	10,365	15,930
China Merchants Securities Co. Ltd., Class A	5,400	10,871
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	13,845
China Minsheng Banking Corp. Ltd., Class A	23,300	11,713
China Minsheng Banking Corp. Ltd., Class H	40,320	13,823
China National Building Material Co. Ltd., Class H	28,033	22,992
China National Chemical Engineering Co. Ltd., Class A	10,500	14,220
China National Nuclear Power Co. Ltd., Class A	12,300	11,460
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	16,009
China Oilfield Services Ltd., Class H	14,287	14,662
China Overseas Land & Investment Ltd.	30,956	74,976
China Overseas Property Holdings Ltd.	13,420	16,468
China Pacific Insurance Group Co. Ltd., Class A	3,300	12,424
China Pacific Insurance Group Co. Ltd., Class H	21,306	56,941
China Petroleum & Chemical Corp., Class A	21,700	17,788
China Petroleum & Chemical Corp., Class H	222,383	131,054
China Power International Development Ltd.	56,184	22,268
China Railway Group Ltd., Class A	15,300	15,360
China Railway Group Ltd., Class H	27,671	16,963
China Resources Beer Holdings Co. Ltd.	13,811	111,206
China Resources Cement Holdings Ltd.	17,641	8,697
China Resources Gas Group Ltd.	6,220	22,999
China Resources Land Ltd.	27,662	126,758
China Resources Microelectronics Ltd., Class A	1,732	15,287
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	29,503
China Resources Pharmaceutical Group Ltd.(m)	1,242	987
China Resources Power Holdings Co. Ltd.	16,587	35,219
China Ruyi Holdings Ltd.*	48,798	12,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
China Shenhua Energy Co. Ltd., Class A	4,100	$16,835
China Shenhua Energy Co. Ltd., Class H	27,294	86,084
China Southern Airlines Co. Ltd., Class A*	12,300	14,106
China Southern Airlines Co. Ltd., Class H(x)*	22,322	15,987
China State Construction Engineering Corp. Ltd., Class A	18,400	15,568
China State Construction International Holdings Ltd.	13,950	15,759
China Taiping Insurance Holdings Co. Ltd.	11,196	11,938
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	9,746
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)*	602	14,822
China Tourism Group Duty Free Corp. Ltd., Class A	800	21,482
China Tower Corp. Ltd., Class H(m)	362,798	43,887
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	10,538
China United Network Communications Ltd., Class A	23,100	18,238
China Vanke Co. Ltd., Class A	4,400	9,766
China Vanke Co. Ltd., Class H	14,016	22,141
China Yangtze Power Co. Ltd., Class A	9,400	29,112
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	10,499
Chinasoft International Ltd.*	28,121	17,687
Chongqing Brewery Co. Ltd., Class A	800	14,611
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,749
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	9,574
Chow Tai Fook Jewellery Group Ltd.	17,069	33,731
CITIC Ltd.	47,016	55,158
CITIC Securities Co. Ltd., Class A	5,200	15,577
CITIC Securities Co. Ltd., Class H	17,607	37,719
CMOC Group Ltd., Class A	16,500	14,459
CMOC Group Ltd., Class H	27,294	16,614
CNGR Advanced Material Co. Ltd., Class A	400	4,194
Contemporary Amperex Technology Co. Ltd., Class A	1,144	68,139
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	6,000	11,864
COSCO SHIPPING Holdings Co. Ltd., Class A	15,800	25,417
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	25,410
COSCO SHIPPING Ports Ltd.	17,157	11,474
Country Garden Holdings Co. Ltd.(x)	88,275	24,626
Country Garden Services Holdings Co. Ltd.	18,910	33,019
CRRC Corp. Ltd., Class A	15,200	13,564
CRRC Corp. Ltd., Class H	32,579	17,780
CSC Financial Co. Ltd., Class A	3,200	12,002
CSPC Pharmaceutical Group Ltd.	76,349	75,003
Dali Foods Group Co. Ltd.(m)	25,914	10,795
Daqin Railway Co. Ltd., Class A	12,800	13,391
Daqo New Energy Corp. (ADR)*	407	19,064
Dongfang Electric Corp. Ltd., Class A	4,300	11,875
Dongfeng Motor Group Co. Ltd., Class H	18,781	8,842
Dongyue Group Ltd.	10,715	11,113
East Buy Holding Ltd.(m)*	3,428	14,697
East Money Information Co. Ltd., Class A	5,040	14,782
ENN Energy Holdings Ltd.	6,393	87,329
ENN Natural Gas Co. Ltd., Class A	5,100	15,490
Eve Energy Co. Ltd., Class A	2,400	24,413
Everbright Securities Co. Ltd., Class A	6,500	14,445
Far East Horizon Ltd.	16,103	14,514
Flat Glass Group Co. Ltd., Class A	1,700	8,512
Flat Glass Group Co. Ltd., Class H	3,225	9,210
Focus Media Information Technology Co. Ltd., Class A	11,600	11,650
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,540	17,152
Fosun International Ltd.	17,382	12,694
Foxconn Industrial Internet Co. Ltd., Class A	8,000	20,017
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,131
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	18,243
Ganfeng Lithium Group Co. Ltd.(m)	3,218	20,089
Ganfeng Lithium Group Co. Ltd., Class A	980	9,510
GCL Technology Holdings Ltd.*	173,521	45,128
GD Power Development Co. Ltd., Class A*	22,100	12,224
GDS Holdings Ltd., Class A*	6,522	15,366
Geely Automobile Holdings Ltd.	48,576	62,504
Genscript Biotech Corp.*	8,779	18,687
GF Securities Co. Ltd., Class H	8,192	11,561
GF Securities Co. Ltd., Class A	4,200	9,686
GigaDevice Semiconductor, Inc., Class A	1,600	28,566
Ginlong Technologies Co. Ltd., Class A*	400	7,807
GoerTek, Inc., Class A	5,500	17,159
Gotion High-tech Co. Ltd., Class A	2,900	12,609
Great Wall Motor Co. Ltd., Class A	6,100	24,865
Great Wall Motor Co. Ltd., Class H	20,829	25,937
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,282
Greentown China Holdings Ltd.	8,932	11,634
Greentown Service Group Co. Ltd.(m)(x)	16,196	10,158
Guangdong Haid Group Co. Ltd., Class A	1,300	11,046
Guangdong Investment Ltd.	27,094	27,778
Guanghui Energy Co. Ltd., Class A	8,100	10,936
Guangzhou Automobile Group Co. Ltd., Class H	20,379	12,922
Guangzhou Automobile Group Co. Ltd., Class A	5,800	9,442
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	9,794
Guosen Securities Co. Ltd., Class A	8,100	11,032
Guotai Junan Securities Co. Ltd., Class A	5,300	11,113
H World Group Ltd. (ADR)*	1,648	80,719
Haidilao International Holding Ltd.(m)(x)*	7,558	20,286
Haier Smart Home Co. Ltd., Class A	3,200	10,542
Haier Smart Home Co. Ltd., Class H	19,657	61,644
Haitian International Holdings Ltd.	5,159	13,400
Haitong Securities Co. Ltd., Class A	7,600	9,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Haitong Securities Co. Ltd., Class H	18,883	$11,823
Hangzhou First Applied Material Co. Ltd., Class A	980	8,390
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	8,116
Hangzhou Tigermed Consulting Co. Ltd., Class H(m)	1,229	11,578
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	13,972
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	14,308
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,346
Hengan International Group Co. Ltd.	6,606	30,525
Hengli Petrochemical Co. Ltd., Class A	3,800	8,982
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	29,637
Hoshine Silicon Industry Co. Ltd., Class A	700	8,474
Hua Hong Semiconductor Ltd.(m)*	3,601	16,075
Huadian Power International Corp. Ltd., Class A	13,900	11,715
Huadong Medicine Co. Ltd., Class A	2,300	15,552
Huaneng Power International, Inc., Class H*	26,775	14,106
Huaneng Power International, Inc., Class A*	10,000	12,475
Huatai Securities Co. Ltd., Class H(m)	10,711	12,262
Huatai Securities Co. Ltd., Class A	5,300	9,837
Huaxia Bank Co. Ltd., Class A	15,400	12,075
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,523
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	11,287
Hundsun Technologies, Inc., Class A	2,800	21,760
Hygeia Healthcare Holdings Co. Ltd.(m)(x)*	2,409	17,222
Iflytek Co. Ltd., Class A	1,900	17,719
Imeik Technology Development Co. Ltd., Class A	300	24,474
Industrial & Commercial Bank of China Ltd., Class A	26,100	16,960
Industrial & Commercial Bank of China Ltd., Class H	897,459	477,797
Industrial Bank Co. Ltd., Class A	8,600	21,206
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	9,901
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	11,005
Innovent Biologics, Inc.(m)*	7,841	35,014
iQIYI, Inc. (ADR)(x)*	2,971	21,629
JA Solar Technology Co. Ltd., Class A	1,400	11,685
JD Health International, Inc.(m)*	9,566	70,669
JD.com, Inc., Class A	18,889	413,984
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	9,308
Jiangsu Expressway Co. Ltd., Class H	13,780	12,850
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	10,582
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	16,231
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	19,786
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	14,422
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	10,213
Jiangxi Copper Co. Ltd., Class H	310,350	523,417
Jiumaojiu International Holdings Ltd.(m)(x)	7,515	17,739
JOYY, Inc. (ADR)	387	12,067
Kanzhun Ltd. (ADR)*	1,386	26,376
KE Holdings, Inc. (ADR)*	5,454	102,753
Kingboard Holdings Ltd.	7,213	22,206
Kingdee International Software Group Co. Ltd.*	22,327	35,862
Kingsoft Corp. Ltd.	8,075	39,598
Kuaishou Technology(m)*	15,205	116,140
Kunlun Energy Co. Ltd.	35,918	28,150
Kweichow Moutai Co. Ltd., Class A	600	158,606
Lenovo Group Ltd.	58,386	63,247
Lens Technology Co. Ltd., Class A	4,400	8,724
Li Auto, Inc., Class A*	9,790	122,612
Li Ning Co. Ltd.	20,187	159,118
Longfor Group Holdings Ltd.§	14,732	41,476
LONGi Green Energy Technology Co. Ltd., Class A	3,080	18,152
Lufax Holding Ltd. (ADR)	6,204	12,656
Luxshare Precision Industry Co. Ltd., Class A	2,900	12,820
Luzhou Laojiao Co. Ltd., Class A	600	22,196
Mango Excellent Media Co. Ltd., Class A	2,200	11,969
Maxscend Microelectronics Co. Ltd., Class A	480	8,727
Meituan, Class B(m)*	43,098	782,816
Metallurgical Corp. of China Ltd., Class A	31,200	17,682
Microport Scientific Corp.(x)*	4,410	10,468
Ming Yang Smart Energy Group Ltd., Class A	3,700	12,110
Minth Group Ltd.	8,199	24,679
Montage Technology Co. Ltd., Class A	1,153	11,690
Muyuan Foods Co. Ltd., Class A	2,100	15,001
NARI Technology Co. Ltd., Class A	2,880	11,379
NAURA Technology Group Co. Ltd., Class A	600	23,327
NetEase, Inc.	17,765	313,999
New China Life Insurance Co. Ltd., Class A	3,400	15,159
New China Life Insurance Co. Ltd., Class H	6,085	14,564
New Hope Liuhe Co. Ltd., Class A*	6,100	11,761
New Oriental Education & Technology Group, Inc.*	12,047	46,592
Ninestar Corp., Class A	2,200	14,379
Ningbo Deye Technology Co. Ltd., Class A	600	22,552
Ningbo Tuopu Group Co. Ltd., Class A	2,800	26,304
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	12,049
NIO, Inc. (ADR)(x)*	11,965	125,752
Nongfu Spring Co. Ltd., Class H(m)	14,421	82,803
Oppein Home Group, Inc., Class A	700	12,314
Orient Securities Co. Ltd., Class A	9,300	13,327
PDD Holdings, Inc. (ADR)*	4,334	328,951
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	14,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	$19,214
PetroChina Co. Ltd., Class H	177,786	105,464
PetroChina Co. Ltd., Class A	17,200	14,861
Pharmaron Beijing Co. Ltd., Class A	900	6,430
Pharmaron Beijing Co. Ltd., Class H(m)	1,488	6,199
PICC Property & Casualty Co. Ltd., Class H	55,754	56,951
Ping An Bank Co. Ltd., Class A	8,000	14,544
Ping An Healthcare and Technology Co. Ltd.(m)(x)*	4,122	10,431
Ping An Insurance Group Co. of China Ltd., Class H	54,249	351,607
Ping An Insurance Group Co. of China Ltd., Class A	5,600	37,053
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	12,141
Poly Property Services Co. Ltd., Class H(m)	103,400	636,806
Pop Mart International Group Ltd.(m)(x)	4,180	11,507
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,268
Postal Savings Bank of China Co. Ltd., Class H(m)(x)	68,063	40,568
Power Construction Corp. of China Ltd., Class A	11,500	11,939
Pylon Technologies Co. Ltd., Class A	244	8,766
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	12,080
Rongsheng Petrochemical Co. Ltd., Class A	4,900	10,821
SAIC Motor Corp. Ltd., Class A	4,500	9,434
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	15,287
Sany Heavy Industry Co. Ltd., Class A	3,900	9,727
Satellite Chemical Co. Ltd., Class A	4,505	10,503
SF Holding Co. Ltd., Class A	2,000	16,100
SG Micro Corp., Class A	900	20,412
Shaanxi Coal Industry Co. Ltd., Class A	7,400	21,948
Shandong Gold Mining Co. Ltd., Class H(m)(x)	8,605	17,457
Shandong Gold Mining Co. Ltd., Class A	4,600	14,722
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	16,949
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	44,008
Shanghai Baosight Software Co. Ltd., Class A	2,400	20,348
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	8,517
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,439	204,209
Shanghai International Airport Co. Ltd., Class A*	1,900	15,457
Shanghai International Port Group Co. Ltd., Class A	15,900	12,839
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	13,366
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	12,690
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	8,750
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	15,597
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	11,207
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	19,790
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,075
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	14,347
Shenzhen International Holdings Ltd.	13,340	11,808
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	22,788
Shenzhen Transsion Holdings Co. Ltd., Class A	1,020	14,992
Shenzhou International Group Holdings Ltd.	70,385	735,041
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	12,300
Shimao Group Holdings Ltd.*(r)	23,338	5,853
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	14,431
Sichuan Road and Bridge Group Co. Ltd., Class A	9,100	18,308
Silergy Corp.	2,576	41,359
Sinopharm Group Co. Ltd., Class H	133,376	403,089
Smoore International Holdings Ltd.(m)	12,083	15,657
StarPower Semiconductor Ltd., Class A	200	8,004
Sunac China Holdings Ltd.(r)*	24,305	12,054
Sungrow Power Supply Co. Ltd., Class A	700	10,705
Sunny Optical Technology Group Co. Ltd.	6,110	74,236
Suzhou Maxwell Technologies Co. Ltd., Class A	300	13,341
TAL Education Group (ADR)*	4,182	26,807
TBEA Co. Ltd., Class A	4,000	12,680
TCL Technology Group Corp., Class A	23,900	15,432
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,200	15,538
Tencent Holdings Ltd.	77,801	3,801,617
Tencent Music Entertainment Group (ADR)*	5,401	44,720
Tianqi Lithium Corp., Class A*	900	9,950
Tingyi Cayman Islands Holding Corp.	16,474	27,529
Tongcheng Travel Holdings Ltd.(m)*	7,983	17,452
Tongwei Co. Ltd., Class A	2,200	12,514
Topsports International Holdings Ltd.(m)	14,871	13,493
TravelSky Technology Ltd., Class H	401,983	751,884
Trina Solar Co. Ltd., Class A	1,157	8,783
Trip.com Group Ltd. (ADR)*	4,702	177,124
Tsingtao Brewery Co. Ltd., Class A	1,000	17,609
Tsingtao Brewery Co. Ltd., Class H	5,436	59,370
Unigroup Guoxin Microelectronics Co. Ltd., Class A	559	9,074
Uni-President China Holdings Ltd.	15,030	15,177
Unisplendour Corp. Ltd., Class A	4,600	19,634
Vipshop Holdings Ltd. (ADR)*	3,654	55,468
Walvax Biotechnology Co. Ltd., Class A	1,800	9,049
Wanhua Chemical Group Co. Ltd., Class A	1,300	18,122
Want Want China Holdings Ltd.	36,211	23,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Weibo Corp. (ADR)*	19,553	$392,233
Weichai Power Co. Ltd., Class H	289,768	467,354
Weichai Power Co. Ltd., Class A	5,400	9,945
Wens Foodstuffs Group Co. Ltd., Class A	4,700	14,024
Will Semiconductor Co. Ltd., Class A	1,505	20,009
Wingtech Technology Co. Ltd., Class A	2,400	19,335
Wuliangye Yibin Co. Ltd., Class A	1,900	54,326
WuXi AppTec Co. Ltd., Class A	1,000	11,549
WuXi AppTec Co. Ltd., Class H(m)	3,043	32,112
Wuxi Biologics Cayman, Inc.(m)*	30,728	190,061
Wuxi Shangji Automation Co. Ltd., Class A	600	8,945
XCMG Construction Machinery Co. Ltd., Class A	19,500	19,684
Xiaomi Corp., Class B(m)*	131,042	201,443
Xinyi Solar Holdings Ltd.	39,532	47,453
XPeng, Inc., Class A(x)*	7,351	41,161
Xtep International Holdings Ltd.	9,813	12,561
Yadea Group Holdings Ltd.(m)	9,032	23,198
Yankuang Energy Group Co. Ltd., Class H	10,780	38,547
Yankuang Energy Group Co. Ltd., Class A	2,600	13,488
Yealink Network Technology Corp. Ltd., Class A	1,100	12,189
Yihai International Holding Ltd.*	3,573	10,412
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	8,772
YongXing Special Materials Technology Co. Ltd., Class A	600	7,350
Yonyou Network Technology Co. Ltd., Class A	7,500	27,482
YTO Express Group Co. Ltd., Class A	4,500	12,023
Yuexiu Property Co. Ltd.	15,295	23,177
Yum China Holdings, Inc.	3,611	228,901
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,043
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	9,318
Yunnan Energy New Material Co. Ltd.	900	14,995
Zai Lab Ltd. (ADR)*	632	21,020
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	12,447
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	22,052
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	16,164
Zhejiang Expressway Co. Ltd., Class H	16,432	13,076
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	8,368
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,391
Zhejiang NHU Co. Ltd., Class A	3,120	8,158
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)(x)*	3,854	12,238
Zhongsheng Group Holdings Ltd.	4,459	22,115
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	16,519
Zijin Mining Group Co. Ltd., Class A	9,400	16,913
Zijin Mining Group Co. Ltd., Class H	46,361	77,327
ZTE Corp., Class H	5,230	15,229
ZTE Corp., Class A	2,600	12,358
ZTO Express Cayman, Inc. (ADR)	3,415	97,874

		25,549,504

Colombia (1.0%)
Bancolombia SA	2,059	15,470
Bancolombia SA (Preference)(q)	3,654	22,896
Bancolombia SA (ADR)	18,878	474,404
Ecopetrol SA	534,795	281,350
Interconexion Electrica SA ESP	3,634	11,822

		805,942

Czech Republic (1.0%)
CEZ A/S	1,304	63,349
Komercni Banka A/S	22,644	750,911
Moneta Money Bank A/S(m)	4,651	18,707

		832,967

Egypt (0.1%)
Commercial International Bank Egypt SAE	20,487	33,930
Eastern Co. SAE	27,018	15,351

		49,281

Greece (0.3%)
Alpha Services and Holdings SA*	18,515	22,726
Eurobank Ergasias Services and Holdings SA*	20,982	27,793
Hellenic Telecommunications Organization SA	1,630	23,863
JUMBO SA	1,066	22,582
Motor Oil Hellas Corinth Refineries SA	633	16,262
Mytilineos SA	987	28,060
National Bank of Greece SA*	4,492	21,804
OPAP SA	1,568	25,194
Public Power Corp. SA*	3,212	27,896

		216,180

Hong Kong (0.1%)
Kingboard Laminates Holdings Ltd.	8,240	8,623
Nine Dragons Paper Holdings Ltd.	13,664	10,195
Orient Overseas International Ltd.	986	18,860
Sino Biopharmaceutical Ltd.	84,712	47,356
Vinda International Holdings Ltd.	6,126	14,805

		99,839

Hungary (0.1%)
MOL Hungarian Oil & Gas plc	3,311	24,231
OTP Bank Nyrt.	1,810	51,594
Richter Gedeon Nyrt.	1,130	23,625

		99,450

India (10.7%)
ABB India Ltd.	452	18,535
ACC Ltd.	607	12,384
Adani Enterprises Ltd.	1,467	31,625
Adani Green Energy Ltd.*	2,560	27,556
Adani Ports & Special Economic Zone Ltd.	4,268	32,962
Adani Power Ltd.*	6,234	14,591
Adani Total Gas Ltd.	2,528	26,760
Adani Transmission Ltd.*	2,607	31,621
Ambuja Cements Ltd.*	4,814	21,513
Apollo Hospitals Enterprise Ltd.	813	42,738
Asian Paints Ltd.	3,435	115,743
AU Small Finance Bank Ltd.(m)	1,720	12,146
Aurobindo Pharma Ltd.	2,672	16,855
Avenue Supermarts Ltd.(m)*	1,309	54,248
Axis Bank Ltd.	19,707	206,210
Bajaj Auto Ltd.	561	26,557
Bajaj Finance Ltd.	2,352	161,198
Bajaj Finserv Ltd.	3,086	47,603
Bajaj Holdings & Investment Ltd.	228	16,438
Balkrishna Industries Ltd.	625	14,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bandhan Bank Ltd.(m)*	5,207	$12,456
Bank of Baroda	8,875	18,259
Berger Paints India Ltd.	1,962	13,922
Bharat Electronics Ltd.	29,911	35,548
Bharat Forge Ltd.	2,069	19,420
Bharat Petroleum Corp. Ltd.	7,012	29,397
Bharti Airtel Ltd.	19,152	174,777
Britannia Industries Ltd.	876	46,154
CG Power & Industrial Solutions Ltd.	5,242	19,167
Cholamandalam Investment and Finance Co. Ltd.	3,318	30,797
Cipla Ltd.	3,912	42,888
Coal India Ltd.	12,450	32,366
Colgate-Palmolive India Ltd.	989	18,163
Container Corp. of India Ltd.	2,216	15,673
Dabur India Ltd.	5,000	33,174
Divi’s Laboratories Ltd.	1,073	36,951
DLF Ltd.	5,001	21,787
Dr Reddy’s Laboratories Ltd.	941	52,946
Eicher Motors Ltd.	1,105	39,697
GAIL India Ltd.	18,839	24,176
Godrej Consumer Products Ltd.*	3,305	38,998
Godrej Properties Ltd.*	1,011	12,744
Grasim Industries Ltd.	2,123	42,238
Havells India Ltd.	2,025	29,322
HCL Technologies Ltd.	8,150	108,113
HDFC Bank Ltd. (ADR)	10,451	696,768
HDFC Life Insurance Co. Ltd.(m)	9,843	59,905
Hero MotoCorp Ltd.	888	25,398
Hindalco Industries Ltd.	10,862	53,832
Hindustan Petroleum Corp. Ltd.	5,159	14,872
Hindustan Unilever Ltd.	7,065	220,649
Housing Development Finance Corp. Ltd.	15,097	483,741
ICICI Bank Ltd.	45,079	483,437
ICICI Bank Ltd. (ADR)	27,352	590,256
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	25,363
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	15,402
Indian Hotels Co. Ltd.	7,274	28,732
Indian Oil Corp. Ltd.	22,823	21,671
Indian Railway Catering & Tourism Corp. Ltd.	1,939	13,547
Indraprastha Gas Ltd.	3,168	16,558
Indus Towers Ltd.	14,736	25,665
Info Edge India Ltd.	573	26,049
Infosys Ltd.	29,405	513,444
InterGlobe Aviation Ltd.(m)*	778	18,108
ITC Ltd.	27,117	126,637
Jindal Steel & Power Ltd.	3,297	22,009
JSW Steel Ltd.	5,842	48,974
Jubilant Foodworks Ltd.	3,199	17,160
Kotak Mahindra Bank Ltd.	5,105	107,720
Larsen & Toubro Ltd.	6,137	161,721
LTIMindtree Ltd.(m)	765	44,521
Lupin Ltd.	3,526	27,847
Mahindra & Mahindra Ltd.	7,894	111,523
Marico Ltd.	4,174	24,424
Maruti Suzuki India Ltd.	1,101	111,178
Mphasis Ltd.	683	15,008
MRF Ltd.	15	15,337
Muthoot Finance Ltd.	1,105	13,202
Nestle India Ltd.	273	65,497
NTPC Ltd.	39,087	83,475
Oil & Natural Gas Corp. Ltd.	20,333	37,514
Page Industries Ltd.	50	23,070
Petronet LNG Ltd.	6,061	16,885
PI Industries Ltd.	613	22,605
Pidilite Industries Ltd.	1,232	35,315
Power Grid Corp. of India Ltd.	31,379	86,221
Reliance Industries Ltd.	26,609	756,400
Samvardhana Motherson International Ltd.	31,247	25,554
SBI Cards & Payment Services Ltd.	1,906	17,170
SBI Life Insurance Co. Ltd.(m)	3,638	48,839
Shree Cement Ltd.	87	27,765
Shriram Finance Ltd.	2,076	31,878
Siemens Ltd.	576	23,347
SRF Ltd.	1,198	35,189
State Bank of India	16,309	104,204
Sun Pharmaceutical Industries Ltd.	8,901	106,635
Tata Consultancy Services Ltd.	8,165	319,789
Tata Consumer Products Ltd.	4,468	38,560
Tata Elxsi Ltd.	277	20,155
Tata Motors Ltd.*	16,096	82,777
Tata Power Co. Ltd. (The)	11,620	26,961
Tata Steel Ltd.	70,152	89,519
Tech Mahindra Ltd.	5,928	79,905
Titan Co. Ltd.	3,297	101,181
Torrent Pharmaceuticals Ltd.	821	15,375
Trent Ltd.	1,465	24,538
Tube Investments of India Ltd.	906	28,099
TVS Motor Co. Ltd.	1,825	23,939
UltraTech Cement Ltd.	984	91,453
United Spirits Ltd.*	2,349	21,637
UPL Ltd.	3,943	34,487
Varun Beverages Ltd.	1,940	32,768
Vedanta Ltd.	6,008	20,147
Wipro Ltd.	11,040	49,255
Yes Bank Ltd.*	91,112	16,671
Zomato Ltd.*	19,088	11,927

		8,738,673

Indonesia (2.7%)
Adaro Energy Indonesia Tbk. PT	127,572	24,722
Aneka Tambang Tbk.	117,063	16,341
Astra International Tbk. PT	183,159	73,527
Bank Central Asia Tbk. PT	475,383	277,766
Bank Mandiri Persero Tbk. PT	164,048	112,784
Bank Negara Indonesia Persero Tbk. PT	60,070	37,582
Bank Rakyat Indonesia Persero Tbk. PT	2,693,736	851,123
Barito Pacific Tbk. PT	278,094	15,311
Charoen Pokphand Indonesia Tbk. PT	64,683	21,536
Indah Kiat Pulp & Paper Tbk. PT	22,387	11,219
Indofood CBP Sukses Makmur Tbk. PT	22,879	15,219
Indofood Sukses Makmur Tbk. PT	1,166,188	482,325
Kalbe Farma Tbk. PT	184,272	25,822
Merdeka Copper Gold Tbk. PT*	99,426	27,880
Sarana Menara Nusantara Tbk. PT	236,208	14,617
Sumber Alfaria Trijaya Tbk. PT	177,863	34,216
Telkom Indonesia Persero Tbk. PT	432,651	117,296
Unilever Indonesia Tbk. PT	67,686	19,646
United Tractors Tbk. PT	14,428	28,027
Vale Indonesia Tbk. PT*	38,244	16,996

		2,223,955

Kuwait (0.6%)
Agility Public Warehousing Co. KSC	11,894	24,228
Boubyan Bank KSCP	10,574	22,194
Gulf Bank KSCP	13,396	13,037
Kuwait Finance House KSCP	66,470	179,694
Mabanee Co. KPSC	5,081	12,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mobile Telecommunications Co. KSCP	17,706	$31,216
National Bank of Kuwait SAKP	61,484	211,837

		494,307

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	22,707

Malaysia (1.0%)
Axiata Group Bhd.	25,967	17,721
Celcomdigi Bhd.	39,934	39,284
CIMB Group Holdings Bhd.	56,596	68,170
Dialog Group Bhd.	30,371	16,260
Genting Bhd.	16,499	17,461
Genting Malaysia Bhd.	23,476	14,136
HAP Seng Consolidated Bhd.	8,729	10,091
Hong Leong Bank Bhd.	7,591	34,838
Hong Leong Financial Group Bhd.	4,011	16,346
IHH Healthcare Bhd.	21,971	28,652
Inari Amertron Bhd.	22,380	12,546
IOI Corp. Bhd.	19,549	16,928
Kuala Lumpur Kepong Bhd.	3,372	15,898
Malayan Banking Bhd.	39,853	77,436
Malaysia Airports Holdings Bhd.*	10,965	16,892
Maxis Bhd.	18,034	16,906
MISC Bhd.	10,465	17,151
MR DIY Group M Bhd.(m)	33,669	11,846
Nestle Malaysia Bhd.	550	17,081
Petronas Chemicals Group Bhd.	23,324	37,463
Petronas Dagangan Bhd.	3,152	15,229
Petronas Gas Bhd.	9,344	34,927
PPB Group Bhd.	4,905	18,398
Press Metal Aluminium Holdings Bhd.	30,517	33,762
Public Bank Bhd.	124,755	113,252
RHB Bank Bhd.	14,181	17,949
Sime Darby Bhd.	29,543	14,418
Sime Darby Plantation Bhd.	17,851	17,311
Telekom Malaysia Bhd.	3,452	3,835
Tenaga Nasional Bhd.	23,207	48,556
Top Glove Corp. Bhd.*	40,036	8,554

		829,297

Mexico (2.7%)
Alfa SAB de CV, Class A	26,520	16,851
America Movil SAB de CV	239,220	252,230
Arca Continental SAB de CV	3,727	33,791
Banco del Bajio SA(m)	6,601	24,012
Cemex SAB de CV*	136,177	74,965
Coca-Cola Femsa SAB de CV(x)	4,244	34,110
Fibra Uno Administracion SA de CV (REIT)	24,588	34,426
Fomento Economico Mexicano SAB de CV	16,668	158,679
Gruma SAB de CV, Class B	1,820	26,962
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	64,024
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	49,798
Grupo Bimbo SAB de CV	12,149	61,069
Grupo Carso SAB de CV	2,613	12,995
Grupo Financiero Banorte SAB de CV, Class O	100,639	847,333
Grupo Financiero Inbursa SAB de CV, Class O(x)*	19,184	41,221
Grupo Mexico SAB de CV	27,201	128,669
Grupo Televisa SAB	25,835	27,369
Industrias Penoles SAB de CV(x)*	1,546	23,010
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	28,280
Operadora De Sites Mexicanos SAB de CV, Class A-1(x)	13,565	13,527
Orbia Advance Corp. SAB de CV	8,999	19,571
Promotora y Operadora de Infraestructura SAB de CV(x)	1,954	19,492
Southern Copper Corp.	687	52,384
Wal-Mart de Mexico SAB de CV	44,891	179,365

		2,224,133

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)(x)	2,366	19,354
Credicorp Ltd.	578	76,521

		95,875

Philippines (0.5%)
ACEN Corp.*	9,291	1,048
Ayala Corp.	3,097	37,205
Ayala Land, Inc.	63,229	30,870
Bank of the Philippine Islands	16,724	31,465
BDO Unibank, Inc.	18,767	44,539
International Container Terminal Services, Inc.	11,430	44,905
JG Summit Holdings, Inc.	38,365	33,837
Jollibee Foods Corp.	4,563	18,838
Metropolitan Bank & Trust Co.	15,354	16,521
PLDT, Inc.	859	22,354
SM Investments Corp.	2,687	44,010
SM Prime Holdings, Inc.	98,339	59,411
Universal Robina Corp.	8,243	21,854

		406,857

Poland (0.5%)
Allegro.eu SA(m)*	2,532	17,276
Bank Polska Kasa Opieki SA	2,082	41,403
CD Projekt SA	561	14,502
Dino Polska SA(m)*	396	35,885
KGHM Polska Miedz SA	1,393	39,712
LPP SA	9	19,971
PGE Polska Grupa Energetyczna SA*	11,666	17,008
Polski Koncern Naftowy ORLEN SA	5,334	72,210
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	51,944
Powszechny Zaklad Ubezpieczen SA	6,965	56,615
Santander Bank Polska SA	306	20,690

		387,216

Qatar (0.6%)
Barwa Real Estate Co.	9,728	6,970
Commercial Bank PSQC (The)	25,888	41,329
Industries Qatar QSC	13,744	49,129
Masraf Al Rayan QSC	50,968	41,441
Mesaieed Petrochemical Holding Co.	46,863	24,784
Ooredoo QPSC	4,608	11,892
Qatar Electricity & Water Co. QSC	5,127	23,775
Qatar Fuel QSC	5,099	24,324
Qatar Gas Transport Co. Ltd.	27,866	26,516
Qatar International Islamic Bank QSC	8,410	22,947
Qatar Islamic Bank SAQ	13,912	68,080
Qatar National Bank QPSC	39,576	174,926

		516,113

Romania (0.0%)†
NEPI Rockcastle NV	3,393	19,580

Russia (0.0%)
Gazprom PJSC(r)	80,604	—
LUKOIL PJSC(r)	2,799	—
Magnit PJSC(r)*	1,475	—
Magnit PJSC (GDR)(m)(r)*	3	—
MMC Norilsk Nickel PJSC (ADR)(r)*	4,277	—
Mobile TeleSystems PJSC(r)	26,722	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Novatek PJSC (GDR)(m)(r)*	780	$—
Novolipetsk Steel PJSC (GDR)(m)(r)*	1,309	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	110,628,000	—
Yandex NV, Class A(r)*	2,060	—

		—

South Africa (3.5%)
Absa Group Ltd.	7,635	78,089
African Rainbow Minerals Ltd.	940	12,205
Anglo American Platinum Ltd.(x)	507	27,245
Aspen Pharmacare Holdings Ltd.	4,119	42,450
Bid Corp. Ltd.	3,037	67,991
Bidvest Group Ltd. (The)	2,243	31,990
Capitec Bank Holdings Ltd.	746	70,805
Clicks Group Ltd.	1,829	26,416
Discovery Ltd.*	3,986	31,265
Exxaro Resources Ltd.	2,006	21,065
FirstRand Ltd.(x)	218,036	740,369
Foschini Group Ltd. (The)	3,038	15,550
Gold Fields Ltd.	7,581	100,672
Growthpoint Properties Ltd. (REIT)	26,720	19,561
Harmony Gold Mining Co. Ltd.	4,617	18,989
Impala Platinum Holdings Ltd.	7,991	73,500
Kumba Iron Ore Ltd.	596	15,081
Mr Price Group Ltd.	2,007	16,262
MTN Group Ltd.*	14,080	100,610
MultiChoice Group	2,988	20,700
Naspers Ltd., Class N	1,954	359,828
Nedbank Group Ltd.	4,331	52,761
Ninety One Ltd.	165,139	376,074
Northam Platinum Holdings Ltd.*	2,662	21,664
Old Mutual Ltd.	35,801	23,758
OUTsurance Group Ltd.	8,227	16,189
Pepkor Holdings Ltd.(m)	21,971	21,302
Remgro Ltd.	3,981	30,051
Sanlam Ltd.	13,653	43,215
Sasol Ltd.	4,588	62,058
Shoprite Holdings Ltd.	4,620	57,674
Sibanye Stillwater Ltd.	27,853	57,402
Standard Bank Group Ltd.	11,505	111,688
Vodacom Group Ltd.	6,142	42,118
Woolworths Holdings Ltd.	7,787	27,955

		2,834,552

South Korea (10.9%)
Amorepacific Corp.	217	22,816
BGF retail Co. Ltd.	118	16,492
Celltrion Healthcare Co. Ltd.	775	36,145
Celltrion Pharm, Inc.*	359	23,064
Celltrion, Inc.	878	101,703
Cheil Worldwide, Inc.	727	10,433
CJ CheilJedang Corp.	56	14,074
CJ Corp.	3,210	257,510
Cosmax, Inc.*	11,777	732,832
Coway Co. Ltd.	373	15,079
DB Insurance Co. Ltd.	311	17,905
Doosan Bobcat, Inc.	386	13,033
Doosan Enerbility Co. Ltd.*	4,199	55,178
Ecopro BM Co. Ltd.	452	78,877
E-MART, Inc.	132	10,738
F&F Co. Ltd.	115	12,415
GS Holdings Corp.	417	12,992
Hana Financial Group, Inc.	2,776	87,293
Hankook Tire & Technology Co. Ltd.	502	13,497
Hanmi Pharm Co. Ltd.	62	12,231
Hanon Systems	3,857	26,159
Hanwha Galleria Co. Ltd.*	850	1,391
Hanwha Solutions Corp.*	754	31,415
HD Hyundai Co. Ltd.	320	14,343
HLB, Inc.*	1,067	28,692
HMM Co. Ltd.	2,351	37,052
Hotel Shilla Co. Ltd.	215	13,461
HYBE Co. Ltd.*	224	32,507
Hyundai Engineering & Construction Co. Ltd.	526	14,840
Hyundai Glovis Co. Ltd.	127	15,530
Hyundai Heavy Industries Co. Ltd.*	144	11,131
Hyundai Mipo Dockyard Co. Ltd.*	237	12,837
Hyundai Mobis Co. Ltd.	515	85,909
Hyundai Motor Co.	1,190	169,799
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	18,189
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	12,080
Hyundai Steel Co.	585	15,665
Industrial Bank of Korea	1,761	13,722
Kakao Corp.	2,876	136,904
Kakao Games Corp.*	591	19,154
KakaoBank Corp.	1,644	30,944
Kakaopay Corp.*	365	15,703
Kangwon Land, Inc.	688	10,573
KB Financial Group, Inc.	3,562	130,832
Kia Corp.	2,302	144,188
Korea Aerospace Industries Ltd.	507	18,562
Korea Electric Power Corp.*	2,726	37,726
Korea Investment Holdings Co. Ltd.	282	12,005
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	15,746
Korea Zinc Co. Ltd.	73	31,148
Korean Air Lines Co. Ltd.	1,982	35,558
Krafton, Inc.*	251	35,699
KT&G Corp.	899	58,006
Kumho Petrochemical Co. Ltd.	123	13,659
L&F Co. Ltd.	200	48,850
LG Chem Ltd.	423	233,588
LG Chem Ltd. (Preference)(q)	55	13,205
LG Corp.	944	60,183
LG Display Co. Ltd.*	1,567	19,943
LG Electronics, Inc.	850	75,882
LG Energy Solution Ltd.*	300	135,667
LG H&H Co. Ltd.	80	37,038
LG Innotek Co. Ltd.	96	20,141
LG Uplus Corp.	1,446	12,063
Lotte Chemical Corp.	200	29,345
Lotte Energy Materials Corp.	450	24,039
Lotte Shopping Co. Ltd.	189	11,922
Meritz Financial Group, Inc.	560	16,649
Meritz Securities Co. Ltd.	3,119	14,708
Mirae Asset Securities Co. Ltd.	1,943	9,696
NAVER Corp.	1,125	177,091
NCSoft Corp.	147	42,276
Netmarble Corp.(m)*	467	23,958
NH Investment & Securities Co. Ltd.	1,358	9,218
Orion Corp.	161	16,912
Pan Ocean Co. Ltd.	2,941	13,214
Pearl Abyss Corp.*	482	17,279
POSCO Future M Co. Ltd.	209	44,142
POSCO Holdings, Inc.	651	185,598
S-1 Corp.	228	9,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Biologics Co. Ltd.(m)*	146	$88,767
Samsung C&T Corp.	707	59,043
Samsung Electro-Mechanics Co. Ltd.	486	57,454
Samsung Electronics Co. Ltd.	62,041	3,076,508
Samsung Electronics Co. Ltd. (Preference)(q)	7,052	294,480
Samsung Engineering Co. Ltd.*	1,058	25,925
Samsung Fire & Marine Insurance Co. Ltd.	264	41,868
Samsung Heavy Industries Co. Ltd.*	4,245	16,946
Samsung Life Insurance Co. Ltd.	603	29,118
Samsung SDI Co. Ltd.	471	268,442
Samsung SDS Co. Ltd.	235	21,045
Samsung Securities Co. Ltd.	423	10,360
SD Biosensor, Inc.	910	14,798
Shinhan Financial Group Co. Ltd.	4,230	115,179
SK Biopharmaceuticals Co. Ltd.*	528	25,745
SK Bioscience Co. Ltd.*	456	25,426
SK Hynix, Inc.	4,679	322,715
SK IE Technology Co. Ltd.(m)*	254	14,045
SK Innovation Co. Ltd.*	557	77,406
SK Square Co. Ltd.*	912	28,056
SK, Inc.	283	37,730
SKC Co. Ltd.	141	12,501
S-Oil Corp.	304	18,816
Woori Financial Group, Inc.	4,526	39,890
Yuhan Corp.	364	14,175

		8,884,175

Taiwan (17.6%)
Accton Technology Corp.	5,128	54,271
Acer, Inc.	20,895	19,380
Advantech Co. Ltd.	3,316	40,685
ASE Technology Holding Co. Ltd.	295,765	1,094,483
Asia Cement Corp.	15,725	22,450
Asustek Computer, Inc.	6,027	54,177
AUO Corp.	66,949	40,745
Catcher Technology Co. Ltd.	4,883	30,490
Cathay Financial Holding Co. Ltd.	70,612	97,364
Chailease Holding Co. Ltd.	12,159	89,963
Chang Hwa Commercial Bank Ltd.	31,080	17,753
Cheng Shin Rubber Industry Co. Ltd.	13,228	15,943
China Airlines Ltd.	22,757	14,659
China Development Financial Holding Corp.	126,364	52,302
China Steel Corp.	107,475	109,358
Chunghwa Telecom Co. Ltd.	33,116	130,296
Compal Electronics, Inc.	29,953	24,916
CTBC Financial Holding Co. Ltd.	161,946	116,721
Delta Electronics, Inc.	16,695	165,822
E Ink Holdings, Inc.	6,440	39,444
E.Sun Financial Holding Co. Ltd.	121,132	100,833
Eclat Textile Co. Ltd.	1,360	22,227
eMemory Technology, Inc.	708	43,797
Eva Airways Corp.	20,580	18,235
Evergreen Marine Corp. Taiwan Ltd.	7,982	41,835
Far Eastern New Century Corp.	34,411	35,473
Far EasTone Telecommunications Co. Ltd.	11,429	28,276
Feng TAY Enterprise Co. Ltd.	79,152	505,439
First Financial Holding Co. Ltd.	96,792	84,402
Formosa Chemicals & Fibre Corp.	33,062	75,182
Formosa Petrochemical Corp.	8,146	22,845
Formosa Plastics Corp.	39,010	118,032
Fubon Financial Holding Co. Ltd.	63,691	118,837
Giant Manufacturing Co. Ltd.	2,145	12,468
Globalwafers Co. Ltd.	2,457	42,216
Hon Hai Precision Industry Co. Ltd.	265,383	910,364
Hotai Motor Co. Ltd.	2,839	60,125
Hua Nan Financial Holdings Co. Ltd.	78,642	57,887
Innolux Corp.	84,159	40,367
Inventec Corp.	19,884	20,941
Largan Precision Co. Ltd.	926	66,579
Lite-On Technology Corp.	14,911	36,099
MediaTek, Inc.	46,042	1,201,860
Mega Financial Holding Co. Ltd.	95,566	103,968
Micro-Star International Co. Ltd.	155,817	741,338
momo.com, Inc.	1,075	32,143
Nan Ya Plastics Corp.	39,721	101,604
Nan Ya Printed Circuit Board Corp.	1,596	15,025
Nanya Technology Corp.	8,913	19,621
Nien Made Enterprise Co. Ltd.	1,191	12,836
Novatek Microelectronics Corp.	4,946	70,377
Pegatron Corp.	21,877	50,291
PharmaEssentia Corp.*	1,651	23,214
Pou Chen Corp.	17,200	17,709
Powerchip Semiconductor Manufacturing Corp.	20,672	22,651
President Chain Store Corp.	5,487	48,821
Quanta Computer, Inc.	23,573	69,296
Realtek Semiconductor Corp.	4,073	52,351
Ruentex Development Co. Ltd.	19,142	22,347
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	52,750
Shin Kong Financial Holding Co. Ltd.	136,202	37,782
SinoPac Financial Holdings Co. Ltd.	96,511	52,802
Synnex Technology International Corp.	9,642	19,502
Taishin Financial Holding Co. Ltd.	90,621	49,623
Taiwan Business Bank	51,398	22,771
Taiwan Cement Corp.	60,564	72,658
Taiwan Cooperative Financial Holding Co. Ltd.	81,746	70,323
Taiwan High Speed Rail Corp.	14,761	14,700
Taiwan Mobile Co. Ltd.	15,213	50,557
Taiwan Semiconductor Manufacturing Co. Ltd.	301,175	5,335,578
Unimicron Technology Corp.	9,856	48,306
Uni-President Enterprises Corp.	258,482	612,293
United Microelectronics Corp.*	101,617	178,230
Vanguard International Semiconductor Corp.	6,358	20,290
Voltronic Power Technology Corp.	748	42,554
Walsin Lihwa Corp.	28,451	45,920
Wan Hai Lines Ltd.	4,982	11,254
Win Semiconductors Corp.	2,395	14,519
Winbond Electronics Corp.	21,485	18,802
Wiwynn Corp.	1,014	37,697
WPG Holdings Ltd.	11,581	19,138
Yageo Corp.	3,172	55,616
Yang Ming Marine Transport Corp.	15,133	32,141
Yuanta Financial Holding Co. Ltd.	86,023	63,312
Zhen Ding Technology Holding Ltd.	4,897	18,445

		14,296,696

Thailand (3.1%)
Advanced Info Service PCL	10,392	64,470
Airports of Thailand PCL*	37,435	77,841
Asset World Corp. PCL	98,830	16,758
B Grimm Power PCL	13,665	16,159
Bangkok Dusit Medical Services PCL, Class F	90,230	77,845
Bangkok Expressway & Metro PCL	66,757	17,275
Banpu PCL	70,154	22,157
Berli Jucker PCL	14,375	16,125
BTS Group Holdings PCL	76,868	16,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bumrungrad Hospital PCL	5,207	$34,393
Carabao Group PCL, Class F(x)	5,590	15,651
Central Pattana PCL	17,641	35,561
Central Retail Corp. PCL	15,804	20,712
Charoen Pokphand Foods PCL	33,848	21,020
CP ALL PCL	51,003	92,475
Delta Electronics Thailand PCL	2,724	91,551
Energy Absolute PCL	14,662	32,618
Global Power Synergy PCL, Class F	8,050	16,003
Gulf Energy Development PCL	25,622	39,585
Home Product Center PCL	51,694	21,811
Indorama Ventures PCL	15,813	15,983
Intouch Holdings PCL, Class F	9,804	21,257
Kasikornbank PCL	107,674	418,270
Krung Thai Bank PCL	32,748	15,802
Krungthai Card PCL	10,202	16,209
Land & Houses PCL	73,066	21,065
Minor International PCL*	27,646	26,083
Osotspa PCL	17,431	15,686
PTT Exploration & Production PCL	152,440	673,408
PTT Global Chemical PCL	188,592	253,227
PTT Oil & Retail Business PCL	26,355	16,430
PTT PCL	87,324	80,442
Ratch Group PCL	14,283	16,109
SCB X PCL	7,353	22,093
SCG Packaging PCL	11,838	16,059
Siam Cement PCL (The)	6,813	62,887
Thai Oil PCL	10,747	16,576
True Corp. PCL	105,634	25,949

		2,479,554

Turkey (0.4%)
Akbank TAS	25,213	22,159
Aselsan Elektronik Sanayi ve Ticaret A/S	5,896	15,894
BIM Birlesik Magazalar A/S	5,030	38,887
Eregli Demir ve Celik Fabrikalari TAS*	11,314	20,810
Ford Otomotiv Sanayi A/S	709	21,544
Haci Omer Sabanci Holding A/S	8,743	17,969
Hektas Ticaret TAS*	9,732	13,741
KOC Holding A/S	10,285	40,850
Koza Altin Isletmeleri A/S	11,614	13,034
Sasa Polyester Sanayi A/S*	3,828	20,038
Turk Hava Yollari AO*	4,461	27,455
Turkcell Iletisim Hizmetleri A/S	11,528	19,143
Turkiye Is Bankasi A/S, Class C*	28,283	19,026
Turkiye Petrol Rafinerileri A/S	1,025	28,217
Turkiye Sise ve Cam Fabrikalari A/S	11,139	24,478
Yapi ve Kredi Bankasi A/S	30,053	14,916

		358,161

United Arab Emirates (0.9%)
Abu Dhabi Commercial Bank PJSC	25,126	56,772
Abu Dhabi Islamic Bank PJSC	12,467	33,890
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	30,519
Aldar Properties PJSC	33,061	41,941
Dubai Islamic Bank PJSC	24,854	35,482
Emaar Properties PJSC	56,887	86,793
Emirates NBD Bank PJSC	16,262	58,233
Emirates Telecommunications Group Co. PJSC	29,852	179,354
First Abu Dhabi Bank PJSC	37,922	133,170
Multiply Group PJSC*	28,833	25,458
Q Holding PJSC*	40,521	28,030

		709,642

United Kingdom (0.0%)†
Pepco Group NV(m)*	1,720	16,561

United States (0.1%)
JBS SA	6,207	21,799
Legend Biotech Corp. (ADR)*	349	16,829
Parade Technologies Ltd.	539	18,761

		57,389

Total Common Stocks (97.6%) (Cost $86,761,279)		79,483,477

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA,expiring 5/11/23* (Cost $—)	26	67

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	231,868	231,938

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $980,149, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $999,885.(xx)	$979,757	979,757
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $400,275, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $441,181.(xx)	400,000	400,000

Total Repurchase Agreements		1,379,757

Total Short-Term Investments (2.0%) (Cost $1,611,719)		1,611,695

Total Investments in Securities (99.6%) (Cost $88,372,998)		81,095,239
Other Assets Less Liabilities (0.4%)		313,100

Net Assets (100%)		$81,408,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $41,476 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,896,558 or 4.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $1,437,456. This was collateralized by $135,772 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $1,379,757 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$17,583,514	21.6%
Information Technology	17,486,385	21.5
Consumer Discretionary	10,199,723	12.5
Communication Services	7,953,016	9.8
Materials	5,955,274	7.3
Consumer Staples	5,856,695	7.2
Industrials	4,849,044	6.0
Energy	3,844,707	4.7
Health Care	2,628,655	3.2
Real Estate	1,658,704	2.0
Utilities	1,467,827	1.8
Repurchase Agreements	1,379,757	1.7
Investment Company	231,938	0.3
Cash and Other	313,100	0.4

		100.0%

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	23	6/2023	USD	1,144,825	50,436

					50,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$99,454	$—		$99,454
Brazil	5,003,094	—	—		5,003,094
Chile	811,897	320,426	—		1,132,323
China	2,372,910	23,158,687	17,907		25,549,504
Colombia	805,942	—	—		805,942
Czech Republic	—	832,967	—		832,967
Egypt	—	49,281	—		49,281
Greece	—	216,180	—		216,180
Hong Kong	—	99,839	—		99,839
Hungary	—	99,450	—		99,450
India	1,287,024	7,451,649	—		8,738,673
Indonesia	—	2,223,955	—		2,223,955
Kuwait	—	494,307	—		494,307
Luxembourg	—	22,707	—		22,707
Malaysia	—	829,297	—		829,297
Mexico	2,224,133	—	—		2,224,133
Peru	95,875	—	—		95,875
Philippines	—	406,857	—		406,857
Poland	—	387,216	—		387,216
Qatar	—	516,113	—		516,113
Romania	—	19,580	—		19,580
Russia	—	—	—	(a)	—	(a)
South Africa	—	2,834,552	—		2,834,552
South Korea	—	8,884,175	—		8,884,175
Taiwan	—	14,296,696	—		14,296,696
Thailand	—	2,479,554	—		2,479,554
Turkey	—	358,161	—		358,161
United Arab Emirates	—	709,642	—		709,642
United Kingdom	—	16,561	—		16,561
United States	38,628	18,761	—		57,389
Futures	50,436	—	—		50,436
Rights
Brazil	67	—	—		67
Short-Term Investments
Investment Company	231,938	—	—		231,938
Repurchase Agreements	—	1,379,757	—		1,379,757

Total Assets	$12,921,944	$68,205,824	$17,907		$81,145,675

Total Liabilities	$—	$—	$—		$—

Total	$12,921,944	$68,205,824	$17,907		$81,145,675

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,673,469
Aggregate gross unrealized depreciation	(13,088,330)

Net unrealized depreciation	$(7,414,861)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,560,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,589,288	$30,593,794
Verizon Communications, Inc.	936,423	36,417,491

		67,011,285

Entertainment (1.4%)
Activision Blizzard, Inc.	158,793	13,591,093
Electronic Arts, Inc.	58,086	6,996,459
Live Nation Entertainment, Inc.*	31,785	2,224,950
Netflix, Inc.*	99,296	34,304,782
Take-Two Interactive Software, Inc.*	35,352	4,217,494
Walt Disney Co. (The)*	407,312	40,784,150
Warner Bros Discovery, Inc.*	492,715	7,439,996

		109,558,924

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	1,327,974	137,750,743
Alphabet, Inc., Class C*	1,157,665	120,397,160
Match Group, Inc.*	62,275	2,390,737
Meta Platforms, Inc., Class A*	496,265	105,178,404

		365,717,044

Media (0.8%)
Charter Communications, Inc., Class A*	23,485	8,398,471
Comcast Corp., Class A	937,923	35,556,661
DISH Network Corp., Class A*	56,043	522,881
Fox Corp., Class A	66,202	2,254,178
Fox Corp., Class B	30,732	962,219
Interpublic Group of Cos., Inc. (The)	86,627	3,225,990
News Corp., Class A	85,253	1,472,319
News Corp., Class B	26,283	458,113
Omnicom Group, Inc.	45,198	4,263,979
Paramount Global, Class B(x)	112,604	2,512,195

		59,627,006

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	132,062	19,127,860

Total Communication Services		621,042,119

Consumer Discretionary (10.0%)
Automobile Components (0.1%)
Aptiv plc*	60,412	6,777,622
BorgWarner, Inc.	52,203	2,563,690

		9,341,312

Automobiles (1.9%)
Ford Motor Co.	872,978	10,999,523
General Motors Co.	310,954	11,405,793
Tesla, Inc.*	599,659	124,405,256

		146,810,572

Broadline Retail (2.8%)
Amazon.com, Inc.*	1,987,751	205,314,801
eBay, Inc.	120,993	5,368,459
Etsy, Inc.*	28,024	3,119,912

		213,803,172

Distributors (0.2%)
Genuine Parts Co.	31,429	5,258,386
LKQ Corp.	56,592	3,212,162
Pool Corp.	8,707	2,981,625

		11,452,173

Hotels, Restaurants & Leisure (2.1%)
Booking Holdings, Inc.*	8,649	22,940,694
Caesars Entertainment, Inc.*	47,841	2,335,119
Carnival Corp.(x)*	223,440	2,267,916
Chipotle Mexican Grill, Inc.*	6,159	10,521,358
Darden Restaurants, Inc.	27,136	4,210,422
Domino’s Pizza, Inc.	7,893	2,603,664
Expedia Group, Inc.*	32,960	3,198,109
Hilton Worldwide Holdings, Inc.	59,409	8,368,946
Las Vegas Sands Corp.*	73,274	4,209,591
Marriott International, Inc., Class A	59,990	9,960,740
McDonald’s Corp.	163,304	45,661,431
MGM Resorts International	70,154	3,116,241
Norwegian Cruise Line Holdings Ltd.(x)*	93,956	1,263,708
Royal Caribbean Cruises Ltd.*	48,942	3,195,913
Starbucks Corp.	256,253	26,683,625
Wynn Resorts Ltd.*	22,991	2,572,923
Yum! Brands, Inc.	62,430	8,245,754

		161,356,154

Household Durables (0.3%)
DR Horton, Inc.	69,674	6,806,453
Garmin Ltd.	34,187	3,450,152
Lennar Corp., Class A	56,530	5,941,868
Mohawk Industries, Inc.*	11,758	1,178,387
Newell Brands, Inc.	83,918	1,043,940
NVR, Inc.*	675	3,761,228
PulteGroup, Inc.	50,300	2,931,484
Whirlpool Corp.	12,152	1,604,307

		26,717,819

Leisure Products (0.0%)†
Hasbro, Inc.	28,947	1,554,164

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	13,212	1,606,711
AutoZone, Inc.*	4,184	10,284,900
Bath & Body Works, Inc.	50,928	1,862,946
Best Buy Co., Inc.	43,907	3,436,601
CarMax, Inc.*	35,233	2,264,777
Home Depot, Inc. (The)	227,242	67,063,659
Lowe’s Cos., Inc.	134,827	26,961,355
O’Reilly Automotive, Inc.*	13,902	11,802,520
Ross Stores, Inc.	76,782	8,148,874
TJX Cos., Inc. (The)	257,636	20,188,357
Tractor Supply Co.	24,629	5,788,800
Ulta Beauty, Inc.*	11,345	6,190,626

		165,600,126

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	277,739	34,061,911
Ralph Lauren Corp.(x)	9,163	1,069,047
Tapestry, Inc.	52,636	2,269,138
VF Corp.	73,658	1,687,505

		39,087,601

Total Consumer Discretionary		775,723,093

Consumer Staples (7.2%)
Beverages (1.8%)
Brown-Forman Corp., Class B	40,774	2,620,545
Coca-Cola Co. (The)	867,790	53,829,014
Constellation Brands, Inc., Class A	36,200	8,177,218
Keurig Dr Pepper, Inc.	189,464	6,684,290
Molson Coors Beverage Co., Class B	41,916	2,166,219
Monster Beverage Corp.*	169,842	9,173,166
PepsiCo, Inc.	307,077	55,980,137

		138,630,589

Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp.	98,936	49,158,330
Dollar General Corp.	49,849	10,491,220
Dollar Tree, Inc.*	46,357	6,654,547
Kroger Co. (The)	145,238	7,170,400
Sysco Corp.	113,177	8,740,660
Target Corp.	102,633	16,999,104
Walgreens Boots Alliance, Inc.	159,615	5,519,487
Walmart, Inc.	312,671	46,103,339

		150,837,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.1%)
Archer-Daniels-Midland Co.	121,977	$9,716,688
Bunge Ltd.	33,400	3,190,368
Campbell Soup Co.	44,736	2,459,585
Conagra Brands, Inc.	106,270	3,991,501
General Mills, Inc.	131,462	11,234,743
Hershey Co. (The)	32,769	8,336,761
Hormel Foods Corp.	64,571	2,575,091
J M Smucker Co. (The)	23,777	3,741,787
Kellogg Co.	57,070	3,821,407
Kraft Heinz Co. (The)	177,525	6,864,892
Lamb Weston Holdings, Inc.	32,078	3,352,793
McCormick & Co., Inc. (Non- Voting)	55,902	4,651,605
Mondelez International, Inc., Class A	303,968	21,192,649
Tyson Foods, Inc., Class A	63,682	3,777,616

		88,907,486

Household Products (1.4%)
Church & Dwight Co., Inc.	54,374	4,807,205
Clorox Co. (The)	27,542	4,358,246
Colgate-Palmolive Co.	186,223	13,994,659
Kimberly-Clark Corp.	75,252	10,100,323
Procter & Gamble Co. (The)	526,004	78,211,535

		111,471,968

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,656	12,731,138

Tobacco (0.7%)
Altria Group, Inc.	398,110	17,763,668
Philip Morris International, Inc.	345,646	33,614,074

		51,377,742

Total Consumer Staples		553,956,010

Energy (4.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	224,302	6,473,356
Halliburton Co.	201,578	6,377,928
Schlumberger NV	316,651	15,547,564

		28,398,848

Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	71,686	2,584,997
Chevron Corp.	396,641	64,715,945
ConocoPhillips	272,876	27,072,028
Coterra Energy, Inc.	175,800	4,314,132
Devon Energy Corp.	145,752	7,376,509
Diamondback Energy, Inc.	40,976	5,538,726
EOG Resources, Inc.	130,967	15,012,747
EQT Corp.	81,838	2,611,451
Exxon Mobil Corp.#	918,166	100,686,084
Hess Corp.	61,867	8,187,479
Kinder Morgan, Inc.	441,077	7,723,258
Marathon Oil Corp.	141,597	3,392,664
Marathon Petroleum Corp.	101,226	13,648,302
Occidental Petroleum Corp.	162,124	10,121,401
ONEOK, Inc.	99,655	6,332,079
Phillips 66	103,901	10,533,483
Pioneer Natural Resources Co.	52,976	10,819,818
Targa Resources Corp.	50,474	3,682,078
Valero Energy Corp.	85,958	11,999,737
Williams Cos., Inc. (The)	271,570	8,109,080

		324,461,998

Total Energy		352,860,846

Financials (12.8%)
Banks (3.1%)
Bank of America Corp.	1,556,181	44,506,777
Citigroup, Inc.	431,849	20,249,400
Citizens Financial Group, Inc.	109,808	3,334,869
Comerica, Inc.	29,201	1,267,907
Fifth Third Bancorp	152,371	4,059,163
First Republic Bank	41,423	579,508
Huntington Bancshares, Inc.	321,752	3,603,622
JPMorgan Chase & Co.	653,999	85,222,610
KeyCorp	208,098	2,605,387
M&T Bank Corp.	37,744	4,513,050
PNC Financial Services Group, Inc. (The)	89,409	11,363,884
Regions Financial Corp.	208,248	3,865,083
Truist Financial Corp.	295,835	10,087,973
US Bancorp	310,636	11,198,428
Wells Fargo & Co.	849,603	31,758,160
Zions Bancorp NA	33,359	998,435

		239,214,256

Capital Markets (2.8%)
Ameriprise Financial, Inc.	23,478	7,196,007
Bank of New York Mellon Corp. (The)	163,998	7,452,069
BlackRock, Inc.	33,390	22,341,917
Cboe Global Markets, Inc.	23,652	3,175,044
Charles Schwab Corp. (The)	340,090	17,813,914
CME Group, Inc.	80,206	15,361,053
FactSet Research Systems, Inc.	8,529	3,540,303
Franklin Resources, Inc.	63,590	1,713,115
Goldman Sachs Group, Inc. (The)	75,503	24,697,786
Intercontinental Exchange, Inc.	124,604	12,994,951
Invesco Ltd.	101,404	1,663,026
MarketAxess Holdings, Inc.	8,392	3,283,706
Moody’s Corp.	35,128	10,749,871
Morgan Stanley	291,303	25,576,403
MSCI, Inc.	17,828	9,978,153
Nasdaq, Inc.	75,581	4,132,013
Northern Trust Corp.	46,472	4,095,577
Raymond James Financial, Inc.	43,214	4,030,570
S&P Global, Inc.	73,400	25,306,118
State Street Corp.	77,820	5,890,196
T. Rowe Price Group, Inc.	50,011	5,646,242

		216,638,034

Consumer Finance (0.5%)
American Express Co.	132,743	21,895,958
Capital One Financial Corp.	85,016	8,175,139
Discover Financial Services	59,531	5,884,044
Synchrony Financial	97,443	2,833,642

		38,788,783

Financial Services (4.3%)
Berkshire Hathaway, Inc., Class B*	401,719	124,038,775
Fidelity National Information Services, Inc.	132,302	7,187,968
Fiserv, Inc.*	141,588	16,003,692
FleetCor Technologies, Inc.*	16,444	3,467,217
Global Payments, Inc.	58,658	6,173,168
Jack Henry & Associates, Inc.	16,274	2,452,817
Mastercard, Inc., Class A	188,119	68,364,326
PayPal Holdings, Inc.*	252,256	19,156,321
Visa, Inc., Class A	362,306	81,685,511

		328,529,795

Insurance (2.1%)
Aflac, Inc.	124,834	8,054,290
Allstate Corp. (The)	58,640	6,497,898
American International Group, Inc.	165,658	8,342,537
Aon plc, Class A	45,797	14,439,336
Arch Capital Group Ltd.*	82,468	5,597,103
Arthur J Gallagher & Co.	47,289	9,046,858
Assurant, Inc.	11,779	1,414,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	52,409	$3,009,325
Chubb Ltd.	92,541	17,969,611
Cincinnati Financial Corp.	35,046	3,927,956
Everest Re Group Ltd.	8,732	3,126,231
Globe Life, Inc.	20,170	2,219,103
Hartford Financial Services Group, Inc. (The)	70,256	4,896,141
Lincoln National Corp.	34,333	771,462
Loews Corp.	43,489	2,523,232
Marsh & McLennan Cos., Inc.	110,367	18,381,624
MetLife, Inc.	146,949	8,514,225
Principal Financial Group, Inc.	50,737	3,770,774
Progressive Corp. (The)	130,412	18,656,741
Prudential Financial, Inc.	82,051	6,788,900
Travelers Cos., Inc. (The)	51,527	8,832,243
W R Berkley Corp.	45,418	2,827,725
Willis Towers Watson plc	23,803	5,531,341

		165,138,960

Total Financials		988,309,828

Health Care (14.0%)
Biotechnology (2.3%)
AbbVie, Inc.	394,308	62,840,866
Amgen, Inc.	119,057	28,782,030
Biogen, Inc.*	32,107	8,926,709
Gilead Sciences, Inc.	278,036	23,068,647
Incyte Corp.*	41,262	2,982,005
Moderna, Inc.*	73,666	11,313,624
Regeneron Pharmaceuticals, Inc.*	23,970	19,695,430
Vertex Pharmaceuticals, Inc.*	57,322	18,060,442

		175,669,753

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	388,754	39,365,230
Align Technology, Inc.*	16,197	5,412,066
Baxter International, Inc.	112,524	4,563,973
Becton Dickinson & Co.	63,300	15,669,282
Boston Scientific Corp.*	319,354	15,977,281
Cooper Cos., Inc. (The)	11,004	4,108,453
Dentsply Sirona, Inc.	47,918	1,882,219
Dexcom, Inc.*	86,156	10,009,604
Edwards Lifesciences Corp.*	137,850	11,404,331
GE HealthCare Technologies, Inc.*	80,957	6,640,903
Hologic, Inc.*	54,973	4,436,321
IDEXX Laboratories, Inc.*	18,465	9,233,977
Insulet Corp.*	15,485	4,939,096
Intuitive Surgical, Inc.*	78,124	19,958,338
Medtronic plc	296,582	23,910,441
ResMed, Inc.	32,755	7,173,017
STERIS plc	22,137	4,234,365
Stryker Corp.	75,174	21,459,922
Teleflex, Inc.	10,458	2,649,116
Zimmer Biomet Holdings, Inc.	46,789	6,045,139

		219,073,074

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	36,077	5,776,288
Cardinal Health, Inc.	57,444	4,337,022
Centene Corp.*	122,798	7,762,062
Cigna Group (The)	66,594	17,016,765
CVS Health Corp.	286,311	21,275,770
DaVita, Inc.*	12,254	993,922
Elevance Health, Inc.	53,250	24,484,882
HCA Healthcare, Inc.	47,277	12,465,999
Henry Schein, Inc.*	30,222	2,464,302
Humana, Inc.	27,865	13,527,343
Laboratory Corp. of America Holdings	19,755	4,532,192
McKesson Corp.	30,532	10,870,919
Molina Healthcare, Inc.*	13,021	3,482,987
Quest Diagnostics, Inc.	24,749	3,501,489
UnitedHealth Group, Inc.	208,326	98,452,784
Universal Health Services, Inc., Class B	14,305	1,818,166

		232,762,892

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	65,966	9,125,736
Bio-Rad Laboratories, Inc., Class A*	4,801	2,299,775
Bio-Techne Corp.	35,067	2,601,621
Charles River Laboratories International, Inc.*	11,344	2,289,446
Danaher Corp.	146,146	36,834,638
Illumina, Inc.*	35,072	8,155,994
IQVIA Holdings, Inc.*	41,404	8,234,841
Mettler-Toledo International, Inc.*	4,929	7,542,405
PerkinElmer, Inc.	28,164	3,753,135
Thermo Fisher Scientific, Inc.	87,446	50,401,251
Waters Corp.*	13,246	4,101,359
West Pharmaceutical Services, Inc.	16,507	5,719,180

		141,059,381

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	474,057	32,856,891
Catalent, Inc.*	40,154	2,638,519
Eli Lilly and Co.	175,840	60,386,973
Johnson & Johnson	582,936	90,355,080
Merck & Co., Inc.	565,302	60,142,480
Organon & Co.	56,714	1,333,913
Pfizer, Inc.	1,251,568	51,063,974
Viatris, Inc.	270,385	2,601,104
Zoetis, Inc.	103,917	17,295,946

		318,674,880

Total Health Care		1,087,239,980

Industrials (8.6%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	125,383	26,635,111
General Dynamics Corp.	50,174	11,450,209
Howmet Aerospace, Inc.	82,096	3,478,407
Huntington Ingalls Industries, Inc.	8,886	1,839,580
L3Harris Technologies, Inc.	42,453	8,330,977
Lockheed Martin Corp.	50,661	23,948,974
Northrop Grumman Corp.	32,078	14,811,054
Raytheon Technologies Corp.	326,632	31,987,072
Textron, Inc.	46,548	3,287,685
TransDigm Group, Inc.	11,565	8,523,983

		134,293,052

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	26,245	2,607,965
Expeditors International of Washington, Inc.	35,482	3,907,278
FedEx Corp.	51,773	11,829,613
United Parcel Service, Inc., Class B	162,724	31,566,829

		49,911,685

Building Products (0.4%)
A O Smith Corp.	28,287	1,956,046
Allegion plc	19,586	2,090,414
Carrier Global Corp.	185,994	8,509,226
Johnson Controls International plc	153,228	9,227,390
Masco Corp.	50,212	2,496,541
Trane Technologies plc	51,075	9,396,778

		33,676,395

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,259	8,910,754
Copart, Inc.*	95,578	7,188,422
Republic Services, Inc.	45,797	6,192,670
Rollins, Inc.	51,608	1,936,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	82,813	$13,512,597

		37,741,291

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,862	5,309,484

Electrical Equipment (0.6%)
AMETEK, Inc.	51,205	7,441,623
Eaton Corp. plc	88,673	15,193,232
Emerson Electric Co.	127,402	11,101,810
Generac Holdings, Inc.*	14,126	1,525,749
Rockwell Automation, Inc.	25,592	7,509,972

		42,772,386

Ground Transportation (0.8%)
CSX Corp.	468,762	14,034,734
JB Hunt Transport Services, Inc.	18,505	3,246,888
Norfolk Southern Corp.	50,787	10,766,844
Old Dominion Freight Line, Inc.	20,199	6,884,627
Union Pacific Corp.	136,426	27,457,097

		62,390,190

Industrial Conglomerates (0.8%)
3M Co.	122,742	12,901,412
General Electric Co.	242,872	23,218,563
Honeywell International, Inc.	148,971	28,471,337

		64,591,312

Machinery (1.8%)
Caterpillar, Inc.	116,032	26,552,763
Cummins, Inc.	31,505	7,525,914
Deere & Co.	60,292	24,893,361
Dover Corp.	31,151	4,733,083
Fortive Corp.	78,684	5,363,888
IDEX Corp.	16,816	3,885,001
Illinois Tool Works, Inc.	61,897	15,068,825
Ingersoll Rand, Inc.	90,284	5,252,723
Nordson Corp.	11,984	2,663,564
Otis Worldwide Corp.	92,501	7,807,084
PACCAR, Inc.	116,387	8,519,528
Parker-Hannifin Corp.	28,599	9,612,410
Pentair plc	36,677	2,027,138
Snap-on, Inc.	11,843	2,923,918
Stanley Black & Decker, Inc.	32,986	2,658,012
Westinghouse Air Brake Technologies Corp.	40,550	4,097,983
Xylem, Inc.	40,191	4,207,998

		137,793,193

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	28,435	1,193,133
American Airlines Group, Inc.*	145,070	2,139,782
Delta Air Lines, Inc.*	142,973	4,992,617
Southwest Airlines Co.	132,505	4,311,713
United Airlines Holdings, Inc.*	72,893	3,225,515

		15,862,760

Professional Services (0.8%)
Automatic Data Processing, Inc.	92,386	20,567,895
Broadridge Financial Solutions, Inc.	26,241	3,846,143
CoStar Group, Inc.*	90,677	6,243,112
Equifax, Inc.	27,313	5,540,169
Jacobs Solutions, Inc.	28,253	3,320,010
Leidos Holdings, Inc.	30,477	2,805,713
Paychex, Inc.	71,530	8,196,623
Robert Half International, Inc.	24,013	1,934,727
Verisk Analytics, Inc.	34,869	6,689,966

		59,144,358

Trading Companies & Distributors (0.3%)
Fastenal Co.	127,275	6,865,214
United Rentals, Inc.	15,465	6,120,428
WW Grainger, Inc.	10,027	6,906,698

		19,892,340

Total Industrials		663,378,446

Information Technology (25.8%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	55,187	9,263,690
Cisco Systems, Inc.	915,959	47,881,757
F5, Inc.*	13,405	1,952,974
Juniper Networks, Inc.	72,231	2,486,191
Motorola Solutions, Inc.	37,280	10,666,926

		72,251,538

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	132,576	10,834,111
CDW Corp.	30,187	5,883,144
Corning, Inc.	169,727	5,987,969
Keysight Technologies, Inc.*	39,764	6,421,091
TE Connectivity Ltd.	70,559	9,253,813
Teledyne Technologies, Inc.*	10,451	4,675,359
Trimble, Inc.*	54,989	2,882,523
Zebra Technologies Corp., Class A*	11,512	3,660,816

		49,598,826

IT Services (1.2%)
Accenture plc, Class A	140,409	40,130,296
Akamai Technologies, Inc.*	35,059	2,745,120
Cognizant Technology Solutions Corp., Class A	113,489	6,914,885
DXC Technology Co.*	50,765	1,297,553
EPAM Systems, Inc.*	12,823	3,834,077
Gartner, Inc.*	17,620	5,740,067
International Business Machines Corp.	201,588	26,426,171
VeriSign, Inc.*	20,426	4,316,627

		91,404,796

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	359,497	35,234,301
Analog Devices, Inc.	113,011	22,288,029
Applied Materials, Inc.	187,976	23,089,092
Broadcom, Inc.	93,174	59,774,848
Enphase Energy, Inc.*	30,306	6,372,746
First Solar, Inc.*	22,105	4,807,838
Intel Corp.	922,402	30,134,873
KLA Corp.	30,876	12,324,773
Lam Research Corp.	30,086	15,949,190
Microchip Technology, Inc.	122,139	10,232,805
Micron Technology, Inc.	243,293	14,680,300
Monolithic Power Systems, Inc.	9,978	4,994,388
NVIDIA Corp.	548,492	152,354,623
NXP Semiconductors NV	57,778	10,774,153
ON Semiconductor Corp.*	96,313	7,928,486
Qorvo, Inc.*	22,272	2,262,167
QUALCOMM, Inc.	248,605	31,717,026
Skyworks Solutions, Inc.	35,445	4,181,801
SolarEdge Technologies, Inc.*	12,463	3,788,129
Teradyne, Inc.	34,728	3,733,607
Texas Instruments, Inc.	202,051	37,583,507

		494,206,682

Software (9.4%)
Adobe, Inc.*	102,073	39,335,872
ANSYS, Inc.*	19,423	6,463,974
Autodesk, Inc.*	48,108	10,014,161
Cadence Design Systems, Inc.*	61,163	12,849,735
Ceridian HCM Holding, Inc.*	34,305	2,511,812
Fair Isaac Corp.*	5,609	3,941,388
Fortinet, Inc.*	144,576	9,608,521
Gen Digital, Inc.	126,828	2,176,368
Intuit, Inc.	62,636	27,925,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	1,659,701	$478,491,798
Oracle Corp.	342,665	31,840,432
Paycom Software, Inc.*	10,751	3,268,412
PTC, Inc.*	23,732	3,043,154
Roper Technologies, Inc.	23,646	10,420,556
Salesforce, Inc.*	222,964	44,543,748
ServiceNow, Inc.*	45,262	21,034,157
Synopsys, Inc.*	33,984	13,126,320
Tyler Technologies, Inc.*	9,284	3,292,478

		723,887,894

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	3,316,062	546,818,624
Hewlett Packard Enterprise Co.	285,799	4,552,778
HP, Inc.	192,705	5,655,892
NetApp, Inc.	48,065	3,068,950
Seagate Technology Holdings plc	42,816	2,830,994
Western Digital Corp.*	71,197	2,681,991

		565,609,229

Total Information Technology		1,996,958,965

Materials (2.6%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	49,517	14,221,778
Albemarle Corp.	26,121	5,773,786
Celanese Corp.	22,242	2,421,931
CF Industries Holdings, Inc.	43,743	3,170,930
Corteva, Inc.	158,934	9,585,309
Dow, Inc.	157,163	8,615,676
DuPont de Nemours, Inc.	102,145	7,330,947
Eastman Chemical Co.	26,488	2,233,998
Ecolab, Inc.	55,251	9,145,698
FMC Corp.	28,086	3,430,143
International Flavors & Fragrances, Inc.	56,847	5,227,650
Linde plc	109,817	39,033,354
LyondellBasell Industries NV, Class A	56,630	5,316,991
Mosaic Co. (The)	75,915	3,482,980
PPG Industries, Inc.	52,403	6,999,993
Sherwin-Williams Co. (The)	52,579	11,818,182

		137,809,346

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,844	4,915,451
Vulcan Materials Co.	29,633	5,083,837

		9,999,288

Containers & Packaging (0.3%)
Amcor plc	331,276	3,769,921
Avery Dennison Corp.	18,053	3,230,223
Ball Corp.	69,993	3,857,314
International Paper Co.	79,302	2,859,630
Packaging Corp. of America	20,632	2,864,341
Sealed Air Corp.	32,254	1,480,781
Westrock Co.	56,778	1,730,026

		19,792,236

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	318,689	13,037,567
Newmont Corp.	176,975	8,675,315
Nucor Corp.	56,410	8,713,653
Steel Dynamics, Inc.	37,189	4,204,588

		34,631,123

Total Materials		202,231,993

Real Estate (2.5%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	121,913	2,678,429
Ventas, Inc. (REIT)	89,184	3,866,126
Welltower, Inc. (REIT)	105,355	7,552,900

		14,097,455

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	159,426	2,628,935

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	205,813	25,679,288

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	35,119	4,410,595
Boston Properties, Inc. (REIT)	31,806	1,721,341

		6,131,936

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	70,445	5,129,100

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,192	5,242,128
Camden Property Trust (REIT)	24,556	2,574,451
Equity Residential (REIT)	75,939	4,556,340
Essex Property Trust, Inc. (REIT)	14,405	3,012,662
Invitation Homes, Inc. (REIT)	129,506	4,044,472
Mid-America Apartment Communities, Inc. (REIT)	25,748	3,888,978
UDR, Inc. (REIT)	68,952	2,831,169

		26,150,200

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,325	1,613,400
Kimco Realty Corp. (REIT)	137,900	2,693,187
Realty Income Corp. (REIT)	139,833	8,854,225
Regency Centers Corp. (REIT)	34,339	2,100,860
Simon Property Group, Inc. (REIT)	72,897	8,162,277

		23,423,949

Specialized REITs (1.2%)
American Tower Corp. (REIT)	103,813	21,213,149
Crown Castle, Inc. (REIT)	96,543	12,921,315
Digital Realty Trust, Inc. (REIT)	64,107	6,302,359
Equinix, Inc. (REIT)	20,633	14,877,219
Extra Space Storage, Inc. (REIT)	29,860	4,865,090
Iron Mountain, Inc. (REIT)	64,819	3,429,573
Public Storage (REIT)	35,245	10,648,924
SBA Communications Corp. (REIT)	24,073	6,284,738
VICI Properties, Inc. (REIT)	223,787	7,299,932
Weyerhaeuser Co. (REIT)	163,387	4,922,850

		92,765,149

Total Real Estate		196,006,012

Utilities (2.8%)
Electric Utilities (1.9%)
Alliant Energy Corp.	55,969	2,988,745
American Electric Power Co., Inc.	114,573	10,424,997
Constellation Energy Corp.	72,913	5,723,671
Duke Energy Corp.	171,682	16,562,163
Edison International	85,144	6,010,315
Entergy Corp.	45,370	4,888,164
Evergy, Inc.	51,178	3,127,999
Eversource Energy	77,660	6,077,672
Exelon Corp.	221,569	9,281,525
FirstEnergy Corp.	121,106	4,851,506
NextEra Energy, Inc.	443,066	34,151,527
NRG Energy, Inc.	51,367	1,761,374
PG&E Corp.*	358,980	5,804,707
Pinnacle West Capital Corp.	25,226	1,998,908
PPL Corp.	164,172	4,562,340
Southern Co. (The)	242,735	16,889,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	122,017	$8,228,827

		143,333,941

Gas Utilities (0.0%)†
Atmos Energy Corp.	31,920	3,586,531

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	148,929	3,586,211

Multi-Utilities (0.8%)
Ameren Corp.	57,641	4,979,606
CenterPoint Energy, Inc.	140,364	4,135,123
CMS Energy Corp.	64,941	3,986,078
Consolidated Edison, Inc.	79,122	7,569,602
Dominion Energy, Inc.	185,790	10,387,519
DTE Energy Co.	43,198	4,731,909
NiSource, Inc.	90,553	2,531,862
Public Service Enterprise Group, Inc.	111,248	6,947,438
Sempra Energy	70,085	10,594,049
WEC Energy Group, Inc.	70,331	6,666,675

		62,529,861

Water Utilities (0.1%)
American Water Works Co., Inc.	43,025	6,302,732

Total Utilities		219,339,276

Total Common Stocks (98.9%) (Cost $2,534,902,379)		7,657,046,568

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	200,000	200,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,022,655, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,062,283.(xx)	$2,021,846	2,021,846
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,100,756, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,213,247.(xx)	1,100,000	1,100,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $1,020,408.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,121,846

Total Short-Term Investments (0.1%) (Cost $4,321,846)		4,321,846

Total Investments in Securities (99.0%) (Cost $2,539,224,225)		7,661,368,414
Other Assets Less Liabilities (1.0%)		73,764,605

Net Assets (100%)		$7,735,133,019

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,182,620.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $4,290,748. This was collateralized by cash of $4,321,846 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	355	6/2023	USD	73,445,063	4,126,405

					4,126,405

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$621,042,119	$—	$—	$621,042,119
Consumer Discretionary	775,723,093	—	—	775,723,093
Consumer Staples	553,956,010	—	—	553,956,010
Energy	352,860,846	—	—	352,860,846
Financials	988,309,828	—	—	988,309,828
Health Care	1,087,239,980	—	—	1,087,239,980
Industrials	663,378,446	—	—	663,378,446
Information Technology	1,996,958,965	—	—	1,996,958,965
Materials	202,231,993	—	—	202,231,993
Real Estate	196,006,012	—	—	196,006,012
Utilities	219,339,276	—	—	219,339,276
Futures	4,126,405	—	—	4,126,405
Short-Term Investments
Investment Company	200,000	—	—	200,000
Repurchase Agreements	—	4,121,846	—	4,121,846

Total Assets	$7,661,372,973	$4,121,846	$—	$7,665,494,819

Total Liabilities	$—	$—	$—	$—

Total	$7,661,372,973	$4,121,846	$—	$7,665,494,819

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,354,629,116
Aggregate gross unrealized depreciation	(233,750,263)

Net unrealized appreciation	$5,120,878,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,544,615,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	3,100	$59,675
Cellnex Telecom SA(m)	3,000	116,778
Liberty Global plc, Class C*	26,993	550,117

		726,570

Entertainment (2.0%)
Activision Blizzard, Inc.	46,571	3,986,012
Cinemark Holdings, Inc.*	32,342	478,338
Netflix, Inc.*	22,102	7,635,799
Sea Ltd. (ADR)*	18,305	1,584,298
Take-Two Interactive Software, Inc.*	11,748	1,401,536
Walt Disney Co. (The)*	35,445	3,549,108
Warner Bros Discovery, Inc.*	1,748	26,395
World Wrestling Entertainment, Inc., Class A	8,300	757,458

		19,418,944

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	178,100	18,474,313
Alphabet, Inc., Class C*	137,820	14,333,280
Meta Platforms, Inc., Class A*	90,329	19,144,328
Snap, Inc., Class A*	166,094	1,861,914

		53,813,835

Media (0.8%)
Altice USA, Inc., Class A*	39,739	135,907
Charter Communications, Inc., Class A*	4,500	1,609,245
Comcast Corp., Class A	99,432	3,769,467
Liberty Broadband Corp., Class A*	15,300	1,256,436
Liberty Broadband Corp., Class C*	13,500	1,102,950

		7,874,005

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	24,839	3,597,681

Total Communication Services		85,431,035

Consumer Discretionary (10.2%)
Automobile Components (0.2%)
Aptiv plc*	12,400	1,391,156

Automobiles (1.6%)
Tesla, Inc.*	76,700	15,912,182

Broadline Retail (2.9%)
Amazon.com, Inc.*	275,600	28,466,724

Hotels, Restaurants & Leisure (2.1%)
Booking Holdings, Inc.*	1,370	3,633,802
Caesars Entertainment, Inc.*	27,800	1,356,918
Chipotle Mexican Grill, Inc.*	1,400	2,391,606
Flutter Entertainment plc*	1,800	327,296
Marriott International, Inc., Class A	18,100	3,005,324
McDonald’s Corp.	10,100	2,824,061
Planet Fitness, Inc., Class A*	11,300	877,671
Starbucks Corp.	40,900	4,258,917
Sweetgreen, Inc., Class A*	5,900	46,256
Wingstop, Inc.	6,700	1,229,986

		19,951,837

Household Durables (0.2%)
DR Horton, Inc.	19,400	1,895,186

Leisure Products (0.0%)†
Peloton Interactive, Inc., Class A*	12,700	144,018
YETI Holdings, Inc.*	5,200	208,000

		352,018

Specialty Retail (1.8%)
Aritzia, Inc.*	19,900	638,596
Home Depot, Inc. (The)	14,800	4,367,776
O’Reilly Automotive, Inc.*	2,530	2,147,920
RH*	2,200	535,810
Signet Jewelers Ltd.	13,700	1,065,586
TJX Cos., Inc. (The)	87,500	6,856,500
Ulta Beauty, Inc.*	3,100	1,691,577
Victoria’s Secret & Co.*	10,200	348,330
Warby Parker, Inc., Class A(x)*	25,700	272,163

		17,924,258

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	7,453	350,291
Crocs, Inc.*	13,000	1,643,720
LVMH Moet Hennessy Louis Vuitton SE	3,828	3,508,201
NIKE, Inc., Class B	42,200	5,175,408
Ralph Lauren Corp.(x)	15,300	1,785,051
Tapestry, Inc.	19,500	840,645
Wolverine World Wide, Inc.	11,900	202,895

		13,506,211

Total Consumer Discretionary		99,399,572

Consumer Staples (6.9%)
Beverages (2.7%)
Boston Beer Co., Inc. (The), Class A*	1,190	391,153
Celsius Holdings, Inc.*	6,900	641,286
Coca-Cola Co. (The)	132,931	8,245,710
Constellation Brands, Inc., Class A	14,944	3,375,700
Duckhorn Portfolio, Inc. (The)*	21,550	342,645
Keurig Dr Pepper, Inc.	46,651	1,645,847
Monster Beverage Corp.*	55,922	3,020,347
PepsiCo, Inc.	40,807	7,439,116
Pernod Ricard SA	4,649	1,053,370

		26,155,174

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	26,400	548,592
Costco Wholesale Corp.	14,257	7,083,876
Dollar Tree, Inc.*	15,100	2,167,605
Target Corp.	10,800	1,788,804
Walmart, Inc.	37,721	5,561,961

		17,150,838

Food Products (1.0%)
Freshpet, Inc.(x)*	14,901	986,297
Hershey Co. (The)	7,177	1,825,901
Lamb Weston Holdings, Inc.	8,800	919,776
McCormick & Co., Inc. (Non-Voting)	14,465	1,203,633
Mondelez International, Inc., Class A	56,499	3,939,110
Sovos Brands, Inc.*	31,859	531,408
TreeHouse Foods, Inc.*	6,400	322,752

		9,728,877

Household Products (1.3%)
Procter & Gamble Co. (The)	82,922	12,329,672

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	9,537	2,350,489
Olaplex Holdings, Inc.*	21,900	93,513

		2,444,002

Total Consumer Staples		67,808,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.6%)
Energy Equipment & Services (0.5%)
Expro Group Holdings NV*	67,120	$1,232,323
Schlumberger NV	41,000	2,013,100
Weatherford International plc*	24,390	1,447,547

		4,692,970

Oil, Gas & Consumable Fuels (4.1%)
Africa Oil Corp.(x)	332,560	745,584
Canadian Natural Resources Ltd.	32,795	1,814,826
Eco Atlantic Oil & Gas Ltd.(x)*	307,370	78,463
Exxon Mobil Corp.	193,450	21,213,727
Hess Corp.	27,623	3,655,628
Imperial Oil Ltd.	71,070	3,614,237
Kosmos Energy Ltd.*	157,683	1,173,161
MEG Energy Corp.*	123,317	1,980,919
Phillips 66	30,565	3,098,680
Valero Energy Corp.	23,290	3,251,284

		40,626,509

Total Energy		45,319,479

Financials (13.0%)
Banks (5.5%)
AIB Group plc	88,000	358,420
Bank of America Corp.	382,647	10,943,704
BNP Paribas SA	51,424	3,075,656
Citigroup, Inc.	131,297	6,156,516
Citizens Financial Group, Inc.	30,448	924,706
Comerica, Inc.	8,265	358,866
DNB Bank ASA	45,200	810,765
Eurobank Ergasias Services and Holdings SA*	860,413	1,139,717
JPMorgan Chase & Co.	36,502	4,756,576
KBC Group NV	13,200	907,517
KeyCorp	94,374	1,181,563
M&T Bank Corp.	10,522	1,258,116
NatWest Group plc	346,770	1,133,031
Piraeus Financial Holdings SA*	157,695	343,994
Standard Chartered plc	70,194	534,088
Sumitomo Mitsui Financial Group, Inc.	25,900	1,038,525
Truist Financial Corp.	67,790	2,311,639
UniCredit SpA	82,607	1,564,617
US Bancorp	107,489	3,874,978
Wells Fargo & Co.	280,409	10,481,688
Zions Bancorp NA	23,954	716,943

		53,871,625

Capital Markets (1.5%)
Bank of New York Mellon Corp. (The)	100,203	4,553,224
BlackRock, Inc.	1,502	1,005,018
Cboe Global Markets, Inc.	4,691	629,720
Intercontinental Exchange, Inc.	14,720	1,535,149
State Street Corp.	49,691	3,761,112
StepStone Group, Inc., Class A	25,669	622,987
UBS Group AG (Registered)	93,900	2,003,826
Virtu Financial, Inc., Class A	30,227	571,290

		14,682,326

Consumer Finance (0.3%)
American Express Co.	1,739	286,848
Capital One Financial Corp.	11,531	1,108,821
OneMain Holdings, Inc.	29,792	1,104,687
Shriram Finance Ltd.	24,000	368,530

		2,868,886

Financial Services (3.1%)
Apollo Global Management, Inc.	55,361	3,496,601
Berkshire Hathaway, Inc., Class A*	4	1,862,400
Berkshire Hathaway, Inc., Class B*	5,345	1,650,376
Block, Inc., Class A*	30,700	2,107,555
Dlocal Ltd.*	53,700	871,014
Fiserv, Inc.*	25,837	2,920,356
PayPal Holdings, Inc.*	50,172	3,810,062
UWM Holdings Corp.	29,298	143,853
Visa, Inc., Class A	52,140	11,755,484
Worldline SA(m)*	26,898	1,143,147

		29,760,848

Insurance (2.6%)
Arthur J Gallagher & Co.	8,558	1,637,231
Chubb Ltd.	13,108	2,545,311
Direct Line Insurance Group plc	314,140	534,849
Fairfax Financial Holdings Ltd.	1,680	1,117,302
Globe Life, Inc.	13,631	1,499,683
Hartford Financial Services Group, Inc. (The)	36,055	2,512,673
Marsh & McLennan Cos., Inc.	17,060	2,841,343
Progressive Corp. (The)	29,603	4,235,005
Prudential plc	51,589	705,547
Travelers Cos., Inc. (The)	38,460	6,592,429
Unum Group	27,971	1,106,533

		25,327,906

Total Financials		126,511,591

Health Care (14.1%)
Biotechnology (2.5%)
Biogen, Inc.*	9,391	2,610,980
Gilead Sciences, Inc.	104,305	8,654,186
Legend Biotech Corp. (ADR)*	25,341	1,221,943
PTC Therapeutics, Inc.*	8,428	408,252
Regeneron Pharmaceuticals, Inc.*	2,551	2,096,080
Sarepta Therapeutics, Inc.*	6,700	923,461
Vertex Pharmaceuticals, Inc.*	25,447	8,017,586

		23,932,488

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	48,322	4,893,086
Boston Scientific Corp.*	213,141	10,663,444
Intuitive Surgical, Inc.*	11,012	2,813,236
Masimo Corp.*	12,000	2,214,480
ResMed, Inc.	7,874	1,724,327
Stryker Corp.	29,363	8,382,256

		30,690,829

Health Care Providers & Services (3.8%)
agilon health, Inc.(x)*	85,078	2,020,602
AmerisourceBergen Corp.	43,310	6,934,364
Humana, Inc.	9,054	4,395,355
Option Care Health, Inc.*	88,892	2,824,099
Surgery Partners, Inc.*	112,992	3,894,834
UnitedHealth Group, Inc.	36,489	17,244,337

		37,313,591

Life Sciences Tools & Services (1.7%)
Gerresheimer AG	7,100	701,966
IQVIA Holdings, Inc.*	16,946	3,370,390
Thermo Fisher Scientific, Inc.	21,254	12,250,168

		16,322,524

Pharmaceuticals (3.0%)
AstraZeneca plc (ADR)	81,445	5,653,097
Bristol-Myers Squibb Co.	9,498	658,306
Eli Lilly and Co.	35,809	12,297,527
Merck & Co., Inc.	48,900	5,202,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Royalty Pharma plc, Class A	147,483	$5,313,813

		29,125,214

Total Health Care		137,384,646

Industrials (8.9%)
Aerospace & Defense (2.0%)
Boeing Co. (The)*	25,165	5,345,801
Howmet Aerospace, Inc.	37,940	1,607,518
Lockheed Martin Corp.	14,365	6,790,766
Northrop Grumman Corp.	4,439	2,049,575
Raytheon Technologies Corp.	15,089	1,477,666
TransDigm Group, Inc.	3,370	2,483,859

		19,755,185

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	7,160	1,388,968

Building Products (0.6%)
Trane Technologies plc	31,279	5,754,710

Electrical Equipment (1.0%)
AMETEK, Inc.	47,337	6,879,486
Eaton Corp. plc	14,440	2,474,150

		9,353,636

Ground Transportation (1.2%)
CSX Corp.	124,090	3,715,255
Old Dominion Freight Line, Inc.	13,490	4,597,932
Uber Technologies, Inc.*	101,155	3,206,613

		11,519,800

Industrial Conglomerates (0.8%)
General Electric Co.	56,153	5,368,227
Honeywell International, Inc.	12,597	2,407,538

		7,775,765

Machinery (3.0%)
Caterpillar, Inc.	19,276	4,411,120
Deere & Co.	6,870	2,836,486
Dover Corp.	31,650	4,808,901
Fortive Corp.	84,462	5,757,774
Ingersoll Rand, Inc.	81,510	4,742,252
Parker-Hannifin Corp.	18,984	6,380,712

		28,937,245

Passenger Airlines (0.1%)
Delta Air Lines, Inc.*	41,980	1,465,942

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	60,799	713,780

Total Industrials		86,665,031

Information Technology (24.8%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	39,400	3,219,768

IT Services (1.2%)
Accenture plc, Class A	10,100	2,886,681
Capgemini SE	11,000	2,046,067
EPAM Systems, Inc.*	5,100	1,524,900
MongoDB, Inc.*	9,200	2,144,704
Snowflake, Inc., Class A*	6,200	956,598
Twilio, Inc., Class A(x)*	16,400	1,092,732
Wix.com Ltd.*	12,900	1,287,420

		11,939,102

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	32,000	3,136,320
ASML Holding NV	3,400	2,323,203
Lam Research Corp.	8,124	4,306,695
Marvell Technology, Inc.	46,200	2,000,460
MediaTek, Inc.	51,000	1,331,282
Microchip Technology, Inc.	14,000	1,172,920
Micron Technology, Inc.	87,000	5,249,580
NVIDIA Corp.	82,800	22,999,356
NXP Semiconductors NV	17,300	3,226,017
Renesas Electronics Corp.*	180,200	2,616,265
Silergy Corp.	36,000	577,997
SolarEdge Technologies, Inc.*	8,000	2,431,600
Taiwan Semiconductor Manufacturing Co. Ltd.	288,000	5,102,171

		56,473,866

Software (11.3%)
Adobe, Inc.*	23,900	9,210,343
Autodesk, Inc.*	16,600	3,455,456
Elastic NV*	15,500	897,450
Five9, Inc.*	18,100	1,308,449
HubSpot, Inc.*	7,100	3,044,125
Intuit, Inc.	13,500	6,018,705
Microsoft Corp.	251,500	72,507,450
Salesforce, Inc.*	42,700	8,530,606
Synopsys, Inc.*	7,500	2,896,875
Workday, Inc., Class A*	10,600	2,189,324

		110,058,783

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	363,900	60,007,110

Total Information Technology		241,698,629

Materials (2.6%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	7,012	2,013,917
Cabot Corp.	7,300	559,472
Celanese Corp.	9,383	1,021,715
CF Industries Holdings, Inc.	1,670	121,058
Chemours Co. (The)	19,475	583,081
Chemtrade Logistics Income Fund(x)	50,376	292,602
Corteva, Inc.	28,993	1,748,568
DuPont de Nemours, Inc.	16,713	1,199,492
Linde plc	17,074	6,068,783
LyondellBasell Industries NV, Class A	15,562	1,461,116
Olin Corp.	10,202	566,211
Tronox Holdings plc	39,622	569,764
Westlake Corp.	2,680	310,826

		16,516,605

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,003	711,185
Vulcan Materials Co.	4,249	728,959

		1,440,144

Containers & Packaging (0.1%)
AptarGroup, Inc.	5,005	591,541
Greif, Inc., Class A	7,993	506,516

		1,098,057

Metals & Mining (0.7%)
Alcoa Corp.	5,491	233,697
First Quantum Minerals Ltd.	61,260	1,408,323
Freeport-McMoRan, Inc.	61,436	2,513,347
Glencore plc	84,521	486,174
Major Drilling Group International, Inc.*	17,880	140,632
Newmont Corp.	15,070	738,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Reliance Steel & Aluminum Co.	3,287	$843,904

		6,364,809

Total Materials		25,419,615

Real Estate (2.4%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	29,664	1,285,934
Welltower, Inc. (REIT)	28,387	2,035,064

		3,320,998

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts, Inc. (REIT)	116,106	1,914,588

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	29,065	3,626,440

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	325	40,817
Corporate Office Properties Trust (REIT)	21,720	514,981

		555,798

Real Estate Management & Development (0.0%)†
Cushman & Wakefield plc*	26,696	281,376

Residential REITs (0.6%)
Elme Communities (REIT)	13,068	233,395
Equity LifeStyle Properties, Inc. (REIT)	25,984	1,744,306
Essex Property Trust, Inc. (REIT)	7,216	1,509,154
Invitation Homes, Inc. (REIT)	55,331	1,727,987
Mid-America Apartment Communities, Inc. (REIT)	6,543	988,255

		6,203,097

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,586	177,584

Specialized REITs (0.8%)
American Tower Corp. (REIT)	13,945	2,849,521
Crown Castle, Inc. (REIT)	12,352	1,653,192
CubeSmart (REIT)	4,598	212,520
Equinix, Inc. (REIT)	4,400	3,172,576
Life Storage, Inc. (REIT)	422	55,320

		7,943,129

Total Real Estate		24,023,010

Utilities (2.7%)
Electric Utilities (1.9%)
Constellation Energy Corp.	28,366	2,226,731
Edison International	16,300	1,150,617
Exelon Corp.	43,200	1,809,648
FirstEnergy Corp.	15,000	600,900
NextEra Energy, Inc.	69,200	5,333,936
PG&E Corp.*	147,600	2,386,692
PPL Corp.	40,200	1,117,158
Southern Co. (The)	60,800	4,230,464

		18,856,146

Multi-Utilities (0.7%)
Dominion Energy, Inc.	37,760	2,111,162
NiSource, Inc.	42,100	1,177,116
Sempra Energy	19,100	2,887,156

		6,175,434

Water Utilities (0.1%)
American Water Works Co., Inc.	8,800	1,289,112

Total Utilities		26,320,692

Total Common Stocks (98.9%) (Cost $789,467,559)		965,981,863

EXCHANGE TRADED FUND (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	14,700	6,042,876

Total Exchange Traded Fund (0.6%) (Cost $5,978,402)		6,042,876

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,160,269, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $4,241,777.(xx)	$4,158,605	4,158,605
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $300,123, collateralized by various Common Stocks; total market value $333,522.(xx)	300,000	300,000

Total Repurchase Agreements		4,458,605

Total Short-Term Investments (0.5%) (Cost $4,458,605)		4,458,605

Total Investments in Securities (100.0%) (Cost $799,904,566)		976,483,344
Other Assets Less Liabilities (0.0%)†		(484,790)

Net Assets (100%)		$975,998,554

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,259,925 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $4,580,038. This was collateralized by $184,441 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $4,458,605 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$85,314,257	$116,778	$—	$85,431,035
Consumer Discretionary	95,564,075	3,835,497	—	99,399,572
Consumer Staples	66,755,193	1,053,370	—	67,808,563
Energy	45,319,479	—	—	45,319,479
Financials	112,853,188	13,658,403	—	126,511,591
Health Care	136,682,680	701,966	—	137,384,646
Industrials	86,665,031	—	—	86,665,031
Information Technology	227,701,644	13,996,985	—	241,698,629
Materials	24,933,441	486,174	—	25,419,615
Real Estate	24,023,010	—	—	24,023,010
Utilities	26,320,692	—	—	26,320,692
Exchange Traded Fund	6,042,876	—	—	6,042,876
Short-Term Investments
Repurchase Agreements	—	4,458,605	—	4,458,605

Total Assets	$938,175,566	$38,307,778	$—	$976,483,344

Total Liabilities	$—	$—	$—	$—

Total	$938,175,566	$38,307,778	$—	$976,483,344

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,162,518
Aggregate gross unrealized depreciation	(45,375,614)

Net unrealized appreciation	$174,786,904

Federal income tax cost of investments in securities and derivative instruments, if applicable	$801,696,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,368	$199,584
Verizon Communications, Inc.	6,099	237,190

		436,774

Entertainment (0.3%)
Activision Blizzard, Inc.	1,031	88,243
Electronic Arts, Inc.	372	44,807
Live Nation Entertainment, Inc.*	202	14,140
Netflix, Inc.*	649	224,217
Take-Two Interactive Software, Inc.*	241	28,751
Walt Disney Co. (The)*	2,659	266,246
Warner Bros Discovery, Inc.*	3,276	49,468

		715,872

Interactive Media & Services (1.1%)
Alphabet, Inc., Class A*	8,665	898,820
Alphabet, Inc., Class C*	7,555	785,720
Match Group, Inc.*	401	15,394
Meta Platforms, Inc., Class A*	3,238	686,262

		2,386,196

Media (0.2%)
Charter Communications, Inc., Class A*	156	55,787
Comcast Corp., Class A	6,131	232,426
DISH Network Corp., Class A*	337	3,144
Fox Corp., Class A	431	14,676
Fox Corp., Class B	201	6,293
Interpublic Group of Cos., Inc. (The)	564	21,003
News Corp., Class A	547	9,447
News Corp., Class B	172	2,998
Omnicom Group, Inc.	288	27,170
Paramount Global, Class B(x)	711	15,863

		388,807

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	864	125,142

Total Communication Services		4,052,791

Consumer Discretionary (2.2%)
Automobile Components (0.0%)†
Aptiv plc*	405	45,437
BorgWarner, Inc.	345	16,943

		62,380

Automobiles (0.4%)
Ford Motor Co.	5,734	72,248
General Motors Co.	2,044	74,974
Tesla, Inc.*	3,912	811,584

		958,806

Broadline Retail (0.6%)
Amazon.com, Inc.*	12,968	1,339,465
eBay, Inc.	774	34,342
Etsy, Inc.*	176	19,594

		1,393,401

Distributors (0.0%)†
Genuine Parts Co.	199	33,295
LKQ Corp.	377	21,398
Pool Corp.	55	18,834

		73,527

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	57	151,187
Caesars Entertainment, Inc.*	297	14,497
Carnival Corp.(x)*	1,389	14,098
Chipotle Mexican Grill, Inc.*	41	70,040
Darden Restaurants, Inc.	173	26,843
Domino’s Pizza, Inc.	50	16,493
Expedia Group, Inc.*	211	20,473
Hilton Worldwide Holdings, Inc.	382	53,812
Las Vegas Sands Corp.*	462	26,542
Marriott International, Inc., Class A	388	64,424
McDonald’s Corp.	1,065	297,785
MGM Resorts International	461	20,478
Norwegian Cruise Line Holdings Ltd.(x)*	593	7,976
Royal Caribbean Cruises Ltd.*	311	20,308
Starbucks Corp.	1,676	174,522
Wynn Resorts Ltd.*	146	16,339
Yum! Brands, Inc.	400	52,832

		1,048,649

Household Durables (0.1%)
DR Horton, Inc.	470	45,914
Garmin Ltd.	217	21,900
Lennar Corp., Class A	365	38,365
Mohawk Industries, Inc.*	74	7,416
Newell Brands, Inc.	535	6,656
NVR, Inc.*	4	22,289
PulteGroup, Inc.	326	18,999
Whirlpool Corp.	80	10,562

		172,101

Leisure Products (0.0%)†
Hasbro, Inc.	188	10,094

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	84	10,215
AutoZone, Inc.*	27	66,370
Bath & Body Works, Inc.	330	12,071
Best Buy Co., Inc.	282	22,072
CarMax, Inc.*	227	14,591
Home Depot, Inc. (The)	1,480	436,778
Lowe’s Cos., Inc.	877	175,374
O’Reilly Automotive, Inc.*	90	76,408
Ross Stores, Inc.	513	54,445
TJX Cos., Inc. (The)	1,684	131,958
Tractor Supply Co.	166	39,017
Ulta Beauty, Inc.*	73	39,834

		1,079,133

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,811	222,101
Ralph Lauren Corp.	58	6,767
Tapestry, Inc.	348	15,002
VF Corp.	478	10,951

		254,821

Total Consumer Discretionary		5,052,912

Consumer Staples (1.6%)
Beverages (0.4%)
Brown-Forman Corp., Class B	261	16,775
Coca-Cola Co. (The)	5,636	349,601
Constellation Brands, Inc., Class A	233	52,632
Keurig Dr Pepper, Inc.	1,266	44,665
Molson Coors Beverage Co., Class B	271	14,005
Monster Beverage Corp.*	1,129	60,977
PepsiCo, Inc.	1,993	363,324

		901,979

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	644	319,984
Dollar General Corp.	321	67,558
Dollar Tree, Inc.*	297	42,634
Kroger Co. (The)	961	47,444
Sysco Corp.	744	57,459
Target Corp.	671	111,138
Walgreens Boots Alliance, Inc.	1,078	37,277
Walmart, Inc.	2,037	300,356

		983,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.	786	$62,613
Bunge Ltd.	214	20,441
Campbell Soup Co.	282	15,504
Conagra Brands, Inc.	730	27,419
General Mills, Inc.	861	73,581
Hershey Co. (The)	216	54,953
Hormel Foods Corp.	410	16,351
J M Smucker Co. (The)	150	23,605
Kellogg Co.	390	26,114
Kraft Heinz Co. (The)	1,183	45,747
Lamb Weston Holdings, Inc.	203	21,218
McCormick & Co., Inc. (Non-Voting)	383	31,869
Mondelez International, Inc., Class A	1,967	137,139
Tyson Foods, Inc., Class A	408	24,203

		580,757

Household Products (0.3%)
Church & Dwight Co., Inc.	370	32,712
Clorox Co. (The)	188	29,749
Colgate-Palmolive Co.	1,205	90,556
Kimberly-Clark Corp.	497	66,707
Procter & Gamble Co. (The)	3,420	508,520

		728,244

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	335	82,564

Tobacco (0.2%)
Altria Group, Inc.	2,580	115,120
Philip Morris International, Inc.	2,250	218,812

		333,932

Total Consumer Staples		3,611,326

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,427	41,183
Halliburton Co.	1,339	42,366
Schlumberger NV	2,059	101,097

		184,646

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	452	16,299
Chevron Corp.	2,585	421,769
ConocoPhillips	1,780	176,594
Coterra Energy, Inc.	1,127	27,656
Devon Energy Corp.	971	49,142
Diamondback Energy, Inc.	277	37,442
EOG Resources, Inc.	854	97,894
EQT Corp.	523	16,689
Exxon Mobil Corp.	5,989	656,754
Hess Corp.	394	52,142
Kinder Morgan, Inc.	2,915	51,042
Marathon Oil Corp.	971	23,265
Marathon Petroleum Corp.	667	89,932
Occidental Petroleum Corp.	1,048	65,427
ONEOK, Inc.	671	42,635
Phillips 66	673	68,229
Pioneer Natural Resources Co.	347	70,871
Targa Resources Corp.	321	23,417
Valero Energy Corp.	555	77,478
Williams Cos., Inc. (The)	1,786	53,330

		2,118,007

Total Energy		2,302,653

Financials (2.9%)
Banks (0.7%)
Bank of America Corp.	10,162	290,633
Citigroup, Inc.	2,827	132,558
Citizens Financial Group, Inc.	690	20,955
Comerica, Inc.	187	8,120
Fifth Third Bancorp	974	25,947
First Republic Bank	257	3,595
Huntington Bancshares, Inc.	2,035	22,792
JPMorgan Chase & Co.	4,268	556,163
KeyCorp	1,309	16,389
M&T Bank Corp.	247	29,534
PNC Financial Services Group, Inc. (The)	575	73,083
Regions Financial Corp.	1,448	26,875
Signature Bank	89	16
SVB Financial Group*	84	76
Truist Financial Corp.	1,949	66,461
US Bancorp	2,053	74,011
Wells Fargo & Co.	5,556	207,683
Zions Bancorp NA	213	6,375

		1,561,266

Capital Markets (0.6%)
Ameriprise Financial, Inc.	152	46,588
Bank of New York Mellon Corp. (The)	1,100	49,984
BlackRock, Inc.	217	145,199
Cboe Global Markets, Inc.	151	20,270
Charles Schwab Corp. (The)	2,227	116,650
CME Group, Inc.	520	99,590
FactSet Research Systems, Inc.	54	22,415
Goldman Sachs Group, Inc. (The)	493	161,265
Intercontinental Exchange, Inc.	813	84,788
Invesco Ltd.	653	10,709
MarketAxess Holdings, Inc.	53	20,738
Moody’s Corp.	230	70,385
Morgan Stanley	1,905	167,259
MSCI, Inc.	117	65,484
Nasdaq, Inc.	480	26,242
Northern Trust Corp.	299	26,351
Raymond James Financial, Inc.	300	27,981
S&P Global, Inc.	479	165,145
State Street Corp.	518	39,207
T. Rowe Price Group, Inc.	342	38,612

		1,404,862

Consumer Finance (0.1%)
American Express Co.	865	142,682
Capital One Financial Corp.	567	54,523
Discover Financial Services	384	37,954
Synchrony Financial	683	19,862

		255,021

Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	2,616	807,742
Fidelity National Information Services, Inc.	854	46,398
Fiserv, Inc.*	923	104,327
FleetCor Technologies, Inc.*	106	22,350
Global Payments, Inc.	389	40,938
Jack Henry & Associates, Inc.	101	15,223
Mastercard, Inc., Class A	1,227	445,904
PayPal Holdings, Inc.*	1,663	126,288
Visa, Inc., Class A	2,362	532,537

		2,141,707

Insurance (0.5%)
Aflac, Inc.	809	52,197
Allstate Corp. (The)	380	42,108
American International Group, Inc.	1,069	53,835
Aon plc, Class A	296	93,326
Arch Capital Group Ltd.*	559	37,939
Arthur J Gallagher & Co.	310	59,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	72	$8,645
Brown & Brown, Inc.	334	19,178
Chubb Ltd.	602	116,896
Cincinnati Financial Corp.	227	25,442
Everest Re Group Ltd.	55	19,691
Globe Life, Inc.	134	14,743
Hartford Financial Services Group, Inc. (The)	454	31,639
Lincoln National Corp.	229	5,146
Loews Corp.	282	16,362
Marsh & McLennan Cos., Inc.	715	119,083
MetLife, Inc.	942	54,579
Principal Financial Group, Inc.	330	24,526
Progressive Corp. (The)	855	122,316
Prudential Financial, Inc.	553	45,755
Travelers Cos., Inc. (The)	337	57,765
W R Berkley Corp.	287	17,869
Willis Towers Watson plc	153	35,554

		1,073,900

Total Financials		6,436,756

Health Care (3.2%)
Biotechnology (0.5%)
AbbVie, Inc.	2,568	409,262
Amgen, Inc.	773	186,873
Biogen, Inc.*	214	59,499
Gilead Sciences, Inc.	1,810	150,176
Incyte Corp.*	265	19,152
Moderna, Inc.*	473	72,643
Regeneron Pharmaceuticals, Inc.*	157	129,002
Vertex Pharmaceuticals, Inc.*	376	118,466

		1,145,073

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	2,533	256,492
Align Technology, Inc.*	104	34,751
Baxter International, Inc.	762	30,907
Becton Dickinson & Co.	412	101,986
Boston Scientific Corp.*	2,067	103,412
Cooper Cos., Inc. (The)	70	26,135
Dentsply Sirona, Inc.	308	12,098
Dexcom, Inc.*	572	66,455
Edwards Lifesciences Corp.*	898	74,291
GE HealthCare Technologies, Inc.*	543	44,542
Hologic, Inc.*	351	28,326
IDEXX Laboratories, Inc.*	122	61,010
Insulet Corp.*	99	31,577
Intuitive Surgical, Inc.*	512	130,801
Medtronic plc	1,934	155,919
ResMed, Inc.	215	47,083
STERIS plc	141	26,970
Stryker Corp.	493	140,737
Teleflex, Inc.	65	16,465
Zimmer Biomet Holdings, Inc.	315	40,698

		1,430,655

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	232	37,145
Cardinal Health, Inc.	382	28,841
Centene Corp.*	805	50,884
Cigna Group (The)	436	111,411
CVS Health Corp.	1,871	139,034
DaVita, Inc.*	74	6,002
Elevance Health, Inc.	347	159,554
HCA Healthcare, Inc.	313	82,532
Henry Schein, Inc.*	190	15,493
Humana, Inc.	182	88,354
Laboratory Corp. of America Holdings	128	29,366
McKesson Corp.	203	72,278
Molina Healthcare, Inc.*	82	21,934
Quest Diagnostics, Inc.	166	23,486
UnitedHealth Group, Inc.	1,356	640,832
Universal Health Services, Inc., Class B	93	11,820

		1,518,966

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	438	60,593
Bio-Rad Laboratories, Inc., Class A*	30	14,371
Bio-Techne Corp.	216	16,025
Charles River Laboratories International, Inc.*	71	14,329
Danaher Corp.	952	239,942
Illumina, Inc.*	231	53,719
IQVIA Holdings, Inc.*	277	55,092
Mettler-Toledo International, Inc.*	32	48,967
PerkinElmer, Inc.	180	23,987
Thermo Fisher Scientific, Inc.	569	327,954
Waters Corp.*	84	26,009
West Pharmaceutical Services, Inc.	110	38,112

		919,100

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	3,089	214,099
Catalent, Inc.*	247	16,230
Eli Lilly and Co.	1,147	393,903
Johnson & Johnson	3,795	588,225
Merck & Co., Inc.	3,685	392,047
Organon & Co.	374	8,796
Pfizer, Inc.	8,155	332,724
Viatris, Inc.	1,750	16,835
Zoetis, Inc.	686	114,178

		2,077,037

Total Health Care		7,090,831

Industrials (1.9%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	821	174,405
General Dynamics Corp.	327	74,625
Howmet Aerospace, Inc.	530	22,456
Huntington Ingalls Industries, Inc.	56	11,593
L3Harris Technologies, Inc.	284	55,732
Lockheed Martin Corp.	330	156,001
Northrop Grumman Corp.	209	96,499
Raytheon Technologies Corp.	2,133	208,885
Textron, Inc.	301	21,260
TransDigm Group, Inc.	76	56,016

		877,472

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	177	17,589
Expeditors International of Washington, Inc.	228	25,107
FedEx Corp.	338	77,230
United Parcel Service, Inc., Class B	1,060	205,629

		325,555

Building Products (0.1%)
A O Smith Corp.	181	12,516
Allegion plc	125	13,341
Carrier Global Corp.	1,237	56,593
Johnson Controls International plc	1,005	60,521
Masco Corp.	359	17,850
Trane Technologies plc	337	62,001

		222,822

Commercial Services & Supplies (0.1%)
Cintas Corp.	126	58,298
Copart, Inc.*	633	47,608
Republic Services, Inc.	307	41,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	319	$11,972
Waste Management, Inc.	543	88,601

		247,992

Construction & Engineering (0.0%)†
Quanta Services, Inc.	214	35,661

Electrical Equipment (0.1%)
AMETEK, Inc.	342	49,703
Eaton Corp. plc	579	99,206
Emerson Electric Co.	824	71,803
Generac Holdings, Inc.*	90	9,721
Rockwell Automation, Inc.	172	50,473

		280,906

Ground Transportation (0.2%)
CSX Corp.	3,094	92,634
JB Hunt Transport Services, Inc.	116	20,353
Norfolk Southern Corp.	329	69,748
Old Dominion Freight Line, Inc.	129	43,968
Union Pacific Corp.	890	179,122

		405,825

Industrial Conglomerates (0.2%)
3M Co.	803	84,403
General Electric Co.	1,590	152,004
Honeywell International, Inc.	973	185,960

		422,367

Machinery (0.4%)
Caterpillar, Inc.	757	173,232
Cummins, Inc.	207	49,448
Deere & Co.	391	161,436
Dover Corp.	201	30,540
Fortive Corp.	501	34,153
IDEX Corp.	106	24,489
Illinois Tool Works, Inc.	405	98,597
Ingersoll Rand, Inc.	611	35,548
Nordson Corp.	75	16,669
Otis Worldwide Corp.	620	52,328
PACCAR, Inc.	769	56,291
Parker-Hannifin Corp.	188	63,189
Pentair plc	231	12,767
Snap-on, Inc.	74	18,270
Stanley Black & Decker, Inc.	208	16,761
Westinghouse Air Brake Technologies Corp.	262	26,478
Xylem, Inc.	274	28,688

		898,884

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	177	7,427
American Airlines Group, Inc.*	942	13,894
Delta Air Lines, Inc.*	972	33,942
Southwest Airlines Co.	911	29,644
United Airlines Holdings, Inc.*	458	20,267

		105,174

Professional Services (0.2%)
Automatic Data Processing, Inc.	603	134,246
Broadridge Financial Solutions, Inc.	179	26,236
CoStar Group, Inc.*	586	40,346
Equifax, Inc.	174	35,294
Jacobs Solutions, Inc.	178	20,917
Leidos Holdings, Inc.	192	17,676
Paychex, Inc.	474	54,316
Robert Half International, Inc.	160	12,891
Verisk Analytics, Inc.	233	44,703

		386,625

Trading Companies & Distributors (0.1%)
Fastenal Co.	850	45,849
United Rentals, Inc.	99	39,180
WW Grainger, Inc.	68	46,839

		131,868

Total Industrials		4,341,151

Information Technology (5.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	362	60,765
Cisco Systems, Inc.	5,949	310,984
F5, Inc.*	86	12,529
Juniper Networks, Inc.	468	16,109
Motorola Solutions, Inc.	244	69,816

		470,203

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	862	70,443
CDW Corp.	202	39,368
Corning, Inc.	1,144	40,360
Keysight Technologies, Inc.*	254	41,016
TE Connectivity Ltd.	469	61,509
Teledyne Technologies, Inc.*	71	31,762
Trimble, Inc.*	349	18,295
Zebra Technologies Corp., Class A*	73	23,214

		325,967

IT Services (0.3%)
Accenture plc, Class A	914	261,230
Akamai Technologies, Inc.*	220	17,226
Cognizant Technology Solutions Corp., Class A	734	44,723
DXC Technology Co.*	334	8,537
EPAM Systems, Inc.*	81	24,219
Gartner, Inc.*	112	36,486
International Business Machines Corp.	1,309	171,597
VeriSign, Inc.*	131	27,684

		591,702

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.(x)*	2,348	230,128
Analog Devices, Inc.	742	146,337
Applied Materials, Inc.	1,228	150,835
Broadcom, Inc.	607	389,415
Enphase Energy, Inc.*	197	41,425
First Solar, Inc.*	146	31,755
Intel Corp.	6,021	196,706
KLA Corp.	199	79,435
Lam Research Corp.	197	104,434
Microchip Technology, Inc.	807	67,610
Micron Technology, Inc.	1,601	96,604
Monolithic Power Systems, Inc.	63	31,534
NVIDIA Corp.	3,578	993,861
NXP Semiconductors NV	368	68,623
ON Semiconductor Corp.*	616	50,709
Qorvo, Inc.*	149	15,134
QUALCOMM, Inc.	1,621	206,807
Skyworks Solutions, Inc.	224	26,428
SolarEdge Technologies, Inc.*	79	24,012
Teradyne, Inc.	221	23,760
Texas Instruments, Inc.	1,315	244,603

		3,220,155

Software (2.1%)
Adobe, Inc.*	666	256,656
ANSYS, Inc.*	130	43,264
Autodesk, Inc.*	316	65,779
Cadence Design Systems, Inc.*	395	82,985
Ceridian HCM Holding, Inc.*	218	15,962
Fair Isaac Corp.*	37	25,999
Fortinet, Inc.*	950	63,137
Gen Digital, Inc.	850	14,586
Intuit, Inc.	409	182,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	10,824	$3,120,559
Oracle Corp.	2,233	207,490
Paycom Software, Inc.*	68	20,673
PTC, Inc.*	166	21,286
Roper Technologies, Inc.	153	67,426
Salesforce, Inc.*	1,456	290,880
ServiceNow, Inc.*	298	138,487
Synopsys, Inc.*	223	86,134
Tyler Technologies, Inc.*	59	20,924

		4,724,571

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	21,626	3,566,127
Hewlett Packard Enterprise Co.	1,834	29,216
HP, Inc.	1,284	37,685
NetApp, Inc.	305	19,474
Seagate Technology Holdings plc	275	18,183
Western Digital Corp.*	435	16,387

		3,687,072

Total Information Technology		13,019,670

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	321	92,194
Albemarle Corp.	175	38,682
Celanese Corp.	140	15,245
CF Industries Holdings, Inc.	281	20,370
Corteva, Inc.	1,049	63,265
Dow, Inc.	1,019	55,861
DuPont de Nemours, Inc.	667	47,870
Eastman Chemical Co.	173	14,591
Ecolab, Inc.	363	60,087
FMC Corp.	193	23,571
International Flavors & Fragrances, Inc.	385	35,405
Linde plc	713	253,429
LyondellBasell Industries NV, Class A	380	35,678
Mosaic Co. (The)	495	22,711
PPG Industries, Inc.	350	46,753
Sherwin-Williams Co. (The)	340	76,422

		902,134

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	88	31,245
Vulcan Materials Co.	201	34,484

		65,729

Containers & Packaging (0.1%)
Amcor plc	2,140	24,353
Avery Dennison Corp.	115	20,577
Ball Corp.	480	26,453
International Paper Co.	518	18,679
Packaging Corp. of America	132	18,326
Sealed Air Corp.	206	9,457
Westrock Co.	349	10,634

		128,479

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,068	84,602
Newmont Corp.	1,157	56,716
Nucor Corp.(x)	365	56,382
Steel Dynamics, Inc.	240	27,134

		224,834

Total Materials		1,321,176

Real Estate (0.6%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	764	16,785
Ventas, Inc. (REIT)	607	26,313
Welltower, Inc. (REIT)	692	49,610

		92,708

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,004	16,556

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,341	167,317

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	245	30,769
Boston Properties, Inc. (REIT)	198	10,716

		41,485

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	452	32,910

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	210	35,293
Camden Property Trust (REIT)	153	16,040
Equity Residential (REIT)	522	31,320
Essex Property Trust, Inc. (REIT)	92	19,241
Invitation Homes, Inc. (REIT)	896	27,982
Mid-America Apartment Communities, Inc. (REIT)	162	24,468
UDR, Inc. (REIT)	431	17,697

		172,041

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	99	9,784
Kimco Realty Corp. (REIT)	885	17,284
Realty Income Corp. (REIT)	904	57,241
Regency Centers Corp. (REIT)	217	13,276
Simon Property Group, Inc. (REIT)	483	54,082

		151,667

Specialized REITs (0.3%)
American Tower Corp. (REIT)	678	138,543
Crown Castle, Inc. (REIT)	629	84,185
Digital Realty Trust, Inc. (REIT)	429	42,175
Equinix, Inc. (REIT)	133	95,898
Extra Space Storage, Inc. (REIT)	189	30,794
Iron Mountain, Inc. (REIT)	416	22,011
Public Storage (REIT)	230	69,492
SBA Communications Corp. (REIT)	162	42,293
VICI Properties, Inc. (REIT)	1,493	48,702
Weyerhaeuser Co. (REIT)	1,052	31,697

		605,790

Total Real Estate		1,280,474

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	353	18,850
American Electric Power Co., Inc.	752	68,424
Constellation Energy Corp.	463	36,346
Duke Energy Corp.	1,131	109,108
Edison International	572	40,377
Entergy Corp.	287	30,921
Evergy, Inc.	323	19,742
Eversource Energy	517	40,460
Exelon Corp.	1,451	60,782
FirstEnergy Corp.	763	30,566
NextEra Energy, Inc.	2,882	222,145
NRG Energy, Inc.	329	11,281
PG&E Corp.*	2,275	36,787
Pinnacle West Capital Corp.	165	13,075
PPL Corp.	1,036	28,790
Southern Co. (The)	1,566	108,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	808	$54,492

		931,108

Gas Utilities (0.0%)†
Atmos Energy Corp.	198	22,247

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	932	22,443

Multi-Utilities (0.2%)
Ameren Corp.	368	31,791
CenterPoint Energy, Inc.	964	28,399
CMS Energy Corp.	405	24,859
Consolidated Edison, Inc.	527	50,418
Dominion Energy, Inc.	1,212	67,763
DTE Energy Co.(x)	272	29,795
NiSource, Inc.	586	16,385
Public Service Enterprise Group, Inc.	734	45,838
Sempra Energy	460	69,534
WEC Energy Group, Inc.	468	44,362

		409,144

Water Utilities (0.0%)†
American Water Works Co., Inc.	287	42,043

Total Utilities		1,426,985

Total Common Stocks (22.2%) (Cost $38,114,721)		49,936,725

EXCHANGE TRADED FUNDS (ETF):
Equity (33.3%)
iShares Core MSCI EAFE ETF	848,981	56,754,380
iShares Core S&P Mid-Cap ETF	36,506	9,132,341
iShares Russell 2000 ETF(x)	50,804	9,063,433

Total Exchange Traded Funds (33.3%) (Cost $66,508,336)		74,950,154

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.6%)
U.S. Treasury Notes
0.750%, 4/30/26	$11,123,500	10,131,756
0.750%, 8/31/26	10,767,000	9,721,256
2.250%, 2/15/27	14,337,500	13,568,016
2.375%, 5/15/27	13,650,500	12,954,304
1.000%, 7/31/28	6,425,500	5,608,178
2.875%, 8/15/28	15,346,500	14,765,041
1.125%, 8/31/28	10,182,000	8,931,066
1.375%, 10/31/28	6,163,000	5,462,468
2.625%, 2/15/29	5,779,500	5,474,706
2.375%, 5/15/29	7,825,500	7,296,954
3.875%, 11/30/29	4,207,000	4,276,376

Total U.S. Treasury Obligations		98,190,121

Total Long-Term Debt Securities (43.6%) (Cost $100,965,293)		98,190,121

SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $6,339,903, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $6,464,115.(xx)	6,337,368	6,337,368
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $2,101,444, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $2,316,199.(xx)	2,100,000	2,100,000

Total Repurchase Agreements		8,437,368

Total Short-Term Investments (3.7%) (Cost $8,437,368)		8,437,368

Total Investments in Securities (102.8%) (Cost $214,025,718)		231,514,368
Other Assets Less Liabilities (-2.8%)		(6,366,600)

Net Assets (100%)		$225,147,768

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $8,442,947. This was collateralized by $25,773 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.763%, maturing 5/31/23 - 2/15/52 and by cash of $8,437,368 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	6/2023	USD	206,888	9,309

					9,309

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,052,791	$—	$—	$4,052,791
Consumer Discretionary	5,052,912	—	—	5,052,912
Consumer Staples	3,611,326	—	—	3,611,326
Energy	2,302,653	—	—	2,302,653
Financials	6,436,756	—	—	6,436,756
Health Care	7,090,831	—	—	7,090,831
Industrials	4,341,151	—	—	4,341,151
Information Technology	13,019,670	—	—	13,019,670
Materials	1,321,176	—	—	1,321,176
Real Estate	1,280,474	—	—	1,280,474
Utilities	1,426,985	—	—	1,426,985
Exchange Traded Funds	74,950,154	—	—	74,950,154
Futures	9,309	—	—	9,309
Short-Term Investments
Repurchase Agreements	—	8,437,368	—	8,437,368
U.S. Treasury Obligation	—	98,190,121	—	98,190,121

Total Assets	$124,896,188	$106,627,489	$—	$231,523,677

Total Liabilities	$—	$—	$—	$—

Total	$124,896,188	$106,627,489	$—	$231,523,677

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,821,956
Aggregate gross unrealized depreciation	(5,554,596)

Net unrealized appreciation	$17,267,360

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,256,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Hotels, Restaurants & Leisure (2.6%)
McDonald’s Corp.	22,659	$6,335,683
Starbucks Corp.	15,781	1,643,275

		7,978,958

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	29,831	5,965,305
Ross Stores, Inc.	42,319	4,491,316

		10,456,621

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	49,348	6,052,039

Total Consumer Discretionary		24,487,618

Consumer Staples (10.7%)
Beverages (2.0%)
PepsiCo, Inc.	33,312	6,072,777

Consumer Staples Distribution & Retail (3.4%)
Target Corp.	37,204	6,162,098
Walmart, Inc.	30,559	4,505,925

		10,668,023

Food Products (2.5%)
McCormick & Co., Inc. (Non-Voting)	51,765	4,307,366
Mondelez International, Inc., Class A	50,825	3,543,519

		7,850,885

Household Products (2.8%)
Colgate-Palmolive Co.	43,476	3,267,222
Procter & Gamble Co. (The)	35,773	5,319,087

		8,586,309

Total Consumer Staples		33,177,994

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp.	26,945	4,396,346
EOG Resources, Inc.	25,412	2,912,978
Exxon Mobil Corp.	23,332	2,558,587

Total Energy		9,867,911

Financials (5.8%)
Banks (1.3%)
JPMorgan Chase & Co.	30,544	3,980,189

Capital Markets (1.2%)
Nasdaq, Inc.	65,591	3,585,860

Financial Services (2.5%)
Visa, Inc., Class A	34,935	7,876,445

Insurance (0.8%)
Erie Indemnity Co., Class A	11,229	2,601,310

Total Financials		18,043,804

Health Care (19.0%)
Biotechnology (1.6%)
AbbVie, Inc.	31,737	5,057,926

Health Care Equipment & Supplies (9.4%)
Abbott Laboratories	53,766	5,444,345
Becton Dickinson & Co.	28,914	7,157,372
Medtronic plc	62,439	5,033,832
Stryker Corp.	39,908	11,392,537

		29,028,086

Health Care Providers & Services (3.1%)
CVS Health Corp.	15,838	1,176,922
UnitedHealth Group, Inc.	17,606	8,320,419

		9,497,341

Life Sciences Tools & Services (2.4%)
Danaher Corp.	4,692	1,182,572
West Pharmaceutical Services, Inc.	18,351	6,358,071

		7,540,643

Pharmaceuticals (2.5%)
Johnson & Johnson	34,163	5,295,265
Pfizer, Inc.	59,207	2,415,645

		7,710,910

Total Health Care		58,834,906

Industrials (19.2%)
Aerospace & Defense (4.1%)
General Dynamics Corp.	19,072	4,352,421
Raytheon Technologies Corp.	84,999	8,323,952

		12,676,373

Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	35,340	6,855,607

Building Products (2.5%)
Carlisle Cos., Inc.	13,321	3,011,479
Johnson Controls International plc	80,201	4,829,704

		7,841,183

Commercial Services & Supplies (1.7%)
Cintas Corp.	11,240	5,200,523

Electrical Equipment (0.8%)
nVent Electric plc	60,087	2,580,136

Ground Transportation (2.0%)
JB Hunt Transport Services, Inc.	14,255	2,501,182
Norfolk Southern Corp.	16,543	3,507,116

		6,008,298

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	36,633	7,001,299

Machinery (2.1%)
Donaldson Co., Inc.	29,936	1,956,018
Dover Corp.	30,368	4,614,114

		6,570,132

Trading Companies & Distributors (1.5%)
WW Grainger, Inc.	6,842	4,712,838

Total Industrials		59,446,389

Information Technology (21.5%)
IT Services (2.6%)
Accenture plc, Class A	27,705	7,918,366

Semiconductors & Semiconductor Equipment (5.9%)
Analog Devices, Inc.	49,214	9,705,985
Texas Instruments, Inc.	46,696	8,685,923

		18,391,908

Software (12.7%)
Microsoft Corp.	96,789	27,904,269
Roper Technologies, Inc.	26,141	11,520,077

		39,424,346

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	5,285	871,497

Total Information Technology		66,606,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (9.2%)
Chemicals (9.2%)
Air Products and Chemicals, Inc.	27,982	$8,036,710
Albemarle Corp.	17,224	3,807,193
Ecolab, Inc.	22,323	3,695,126
Linde plc	31,182	11,083,330
Sherwin-Williams Co. (The)	7,700	1,730,729

Total Materials		28,353,088

Total Common Stocks (96.5%) (Cost $211,888,374)		298,817,827

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	6,932,927	6,935,007

Total Short-Term Investment (2.2%) (Cost $6,935,262)		6,935,007

Total Investments in Securities (98.7%) (Cost $218,823,636)		305,752,834
Other Assets Less Liabilities (1.3%)		4,033,882

Net Assets (100%)		$309,786,716

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,487,618	$—	$—	$24,487,618
Consumer Staples	33,177,994	—	—	33,177,994
Energy	9,867,911	—	—	9,867,911
Financials	18,043,804	—	—	18,043,804
Health Care	58,834,906	—	—	58,834,906
Industrials	59,446,389	—	—	59,446,389
Information Technology	66,606,117	—	—	66,606,117
Materials	28,353,088	—	—	28,353,088
Short-Term Investment
Investment Company	6,935,007	—	—	6,935,007

Total Assets	$305,752,834	$—	$—	$305,752,834

Total Liabilities	$—	$—	$—	$—

Total	$305,752,834	$—	$—	$305,752,834

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,677,211
Aggregate gross unrealized depreciation	(1,755,033)

Net unrealized appreciation	$86,922,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,830,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	796	$26,300
ATN International, Inc.	479	19,601
Bandwidth, Inc., Class A*	1,015	15,428
Charge Enterprises, Inc.(x)*	6,352	6,987
Cogent Communications Holdings, Inc.	1,981	126,229
Consolidated Communications Holdings, Inc.*	3,093	7,980
EchoStar Corp., Class A*	1,567	28,660
Globalstar, Inc.*	30,846	35,781
IDT Corp., Class B*	695	23,686
Iridium Communications, Inc.	5,663	350,710
Liberty Latin America Ltd., Class A*	1,746	14,509
Liberty Latin America Ltd., Class C*	6,391	52,790
Ooma, Inc.*	1,003	12,548
Radius Global Infrastructure, Inc.*	3,448	50,582

		771,791

Entertainment (0.1%)
Cinemark Holdings, Inc.*	4,841	71,598
IMAX Corp.*	2,144	41,122
Liberty Media Corp.-Liberty Braves, Class A*	480	16,598
Liberty Media Corp.-Liberty Braves, Class C*	1,647	55,488
Lions Gate Entertainment Corp., Class A*	2,552	28,251
Lions Gate Entertainment Corp., Class B*	5,210	54,080
Madison Square Garden Entertainment Corp.*	1,158	68,403
Marcus Corp. (The)(x)	1,042	16,672
Playstudios, Inc.(x)*	3,467	12,793
Reservoir Media, Inc.(x)*	816	5,320
Skillz, Inc.*	13,621	8,080
Vivid Seats, Inc., Class A*	1,085	8,279

		386,684

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	475	2,019
Bumble, Inc., Class A*	4,621	90,341
Cargurus, Inc.*	4,830	90,224
Cars.com, Inc.*	3,204	61,837
DHI Group, Inc.*	1,792	6,953
Eventbrite, Inc., Class A*	3,272	28,074
EverQuote, Inc., Class A*	983	13,664
fuboTV, Inc.(x)*	8,207	9,930
Leafly Holdings, Inc.(x)*	196	78
MediaAlpha, Inc., Class A*	995	14,905
Outbrain, Inc.*	1,596	6,591
QuinStreet, Inc.*	2,219	35,216
Shutterstock, Inc.	1,081	78,481
TrueCar, Inc.*	3,824	8,795
Vimeo, Inc.*	6,380	24,435
Vinco Ventures, Inc.(x)*	11,074	3,558
Wejo Group Ltd.*	1,032	509
Yelp, Inc.*	3,144	96,521
Ziff Davis, Inc.*	2,072	161,720
ZipRecruiter, Inc., Class A*	3,192	50,880

		784,731

Media (0.3%)
AdTheorent Holding Co., Inc.*	722	1,220
Advantage Solutions, Inc.*	3,397	5,367
AMC Networks, Inc., Class A*	1,313	23,083
Audacy, Inc.(x)*	6,135	826
Boston Omaha Corp., Class A*	977	23,126
Cardlytics, Inc.(x)*	1,525	5,177
Clear Channel Outdoor Holdings, Inc.*	16,289	19,547
Cumulus Media, Inc., Class A*	808	2,982
Daily Journal Corp.*	64	18,237
Entravision Communications Corp., Class A	2,600	15,730
EW Scripps Co. (The), Class A*	2,891	27,204
Gambling.com Group Ltd.(x)*	526	5,213
Gannett Co., Inc.*	6,243	11,674
Gray Television, Inc.	3,594	31,340
iHeartMedia, Inc., Class A*	5,367	20,931
Innovid Corp.*	3,392	4,783
Integral Ad Science Holding Corp.*	1,544	22,033
John Wiley & Sons, Inc., Class A	2,024	78,471
Magnite, Inc.*	6,227	57,662
PubMatic, Inc., Class A*	1,859	25,691
Quotient Technology, Inc.*	3,966	13,009
Scholastic Corp.	1,269	43,425
Sinclair Broadcast Group, Inc., Class A	1,830	31,403
Stagwell, Inc.*	3,470	25,747
TechTarget, Inc.*	1,183	42,730
TEGNA, Inc.	10,146	171,569
Thryv Holdings, Inc.*	1,101	25,389
Urban One, Inc.*	540	2,970
Urban One, Inc., Class A*	373	2,816
WideOpenWest, Inc.*	2,459	26,139

		785,494

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,166	31,407
KORE Group Holdings, Inc.(x)*	1,438	1,754
Shenandoah Telecommunications Co.	2,416	45,952
Telephone and Data Systems, Inc.	4,454	46,812
United States Cellular Corp.*	792	16,418

		142,343

Total Communication Services		2,871,043

Consumer Discretionary (11.0%)
Automobile Components (1.5%)
Adient plc*	48,888	2,002,452
American Axle & Manufacturing Holdings, Inc.*	5,006	39,097
Dana, Inc.	5,990	90,150
Dorman Products, Inc.*	1,160	100,062
Fox Factory Holding Corp.*	1,924	233,516
Gentherm, Inc.*	1,463	88,394
Goodyear Tire & Rubber Co. (The)*	12,796	141,012
Holley, Inc.(x)*	2,154	5,902
LCI Industries	7,585	833,364
Luminar Technologies, Inc.(x)*	11,049	71,708
Modine Manufacturing Co.*	2,226	51,309
Motorcar Parts of America, Inc.*	976	7,261
Patrick Industries, Inc.	1,028	70,737
Solid Power, Inc.(x)*	5,834	17,560
Standard Motor Products, Inc.	821	30,303
Stoneridge, Inc.*	1,153	21,561
Visteon Corp.*	1,258	197,292
XPEL, Inc.(m)*	1,024	69,581

		4,071,261

Automobiles (0.1%)
Canoo, Inc.(x)*	6,476	4,226
Cenntro Electric Group Ltd.(x)*	7,822	3,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Faraday Future Intelligent Electric, Inc.(x)*	18,264	$6,467
Fisker, Inc.(x)*	8,273	50,796
Lordstown Motors Corp.(x)*	7,468	4,952
Mullen Automotive, Inc.(x)*	45,698	6,000
Winnebago Industries, Inc.	1,305	75,299
Workhorse Group, Inc.(x)*	7,389	9,828

		161,180

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	971	3,855
Big Lots, Inc.(x)	1,206	13,218
ContextLogic, Inc., Class A*	25,365	11,308
Dillard’s, Inc., Class A(x)	174	53,536
Groupon, Inc.(x)*	1,130	4,757
Qurate Retail, Inc.*	15,606	15,416

		102,090

Distributors (0.0%)†
Funko, Inc., Class A(x)*	1,386	13,070
Weyco Group, Inc.	214	5,414

		18,484

Diversified Consumer Services (0.4%)
2U, Inc.*	3,555	24,352
Adtalem Global Education, Inc.*	2,103	81,218
American Public Education, Inc.*	932	5,052
Beachbody Co., Inc. (The)(x)*	4,360	2,102
Carriage Services, Inc.	643	19,624
Chegg, Inc.(x)*	5,626	91,704
Coursera, Inc.*	5,057	58,257
Duolingo, Inc.*	1,100	156,849
European Wax Center, Inc., Class A	1,085	20,615
Frontdoor, Inc.*	3,864	107,728
Graham Holdings Co., Class B	169	100,697
Laureate Education, Inc., Class A	5,991	70,454
Nerdy, Inc.*	2,299	9,610
OneSpaWorld Holdings Ltd.*	2,974	35,658
Perdoceo Education Corp.*	2,988	40,129
Rover Group, Inc.*	4,040	18,301
Strategic Education, Inc.	994	89,291
Stride, Inc.*	1,840	72,220
Udemy, Inc.*	3,235	28,565
Universal Technical Institute, Inc.*	1,369	10,103
WW International, Inc.*	2,500	10,300

		1,052,829

Hotels, Restaurants & Leisure (4.2%)
Accel Entertainment, Inc.*	2,444	22,265
Bally’s Corp.*	1,637	31,954
Biglari Holdings, Inc., Class B*	42	7,106
BJ’s Restaurants, Inc.*	1,033	30,102
Bloomin’ Brands, Inc.	4,101	105,191
Bluegreen Vacations Holding Corp.	312	8,543
Bowlero Corp.(x)*	1,332	22,577
Boyd Gaming Corp.	9,928	636,583
Brinker International, Inc.*	82,458	3,133,404
Century Casinos, Inc.*	1,112	8,151
Cheesecake Factory, Inc. (The)(x)	2,122	74,376
Chuy’s Holdings, Inc.*	784	28,106
Cracker Barrel Old Country Store, Inc.	1,028	116,781
Dalata Hotel Group plc*	232,503	1,056,722
Dave & Buster’s Entertainment, Inc.*	1,880	69,165
Denny’s Corp.*	33,213	370,657
Dine Brands Global, Inc.	644	43,560
El Pollo Loco Holdings, Inc.	991	9,504
Everi Holdings, Inc.*	3,791	65,016
F45 Training Holdings, Inc.(x)*	1,521	1,764
First Watch Restaurant Group, Inc.*	528	8,480
Full House Resorts, Inc.*	1,439	10,404
Golden Entertainment, Inc.*	881	38,332
Hilton Grand Vacations, Inc.*	37,313	1,657,817
Inspirato, Inc.*	462	443
Inspired Entertainment, Inc.*	947	12,112
International Game Technology plc	4,513	120,948
Jack in the Box, Inc.	21,646	1,895,973
Krispy Kreme, Inc.(x)	3,222	50,102
Kura Sushi USA, Inc., Class A*	202	13,300
Life Time Group Holdings, Inc.*	1,872	29,877
Light & Wonder, Inc.*	4,299	258,155
Lindblad Expeditions Holdings, Inc.(x)*	1,458	13,938
Monarch Casino & Resort, Inc.	626	46,418
NEOGAMES SA*	881	13,391
Noodles & Co., Class A*	2,115	10,258
ONE Group Hospitality, Inc. (The)*	1,016	8,230
Papa John’s International, Inc.	1,488	111,496
Portillo’s, Inc., Class A*	1,365	29,170
RCI Hospitality Holdings, Inc.	377	29,470
Red Rock Resorts, Inc., Class A	2,340	104,294
Rush Street Interactive, Inc.*	2,295	7,137
Ruth’s Hospitality Group, Inc.	1,383	22,709
Sabre Corp.*	15,110	64,822
SeaWorld Entertainment, Inc.*	1,740	106,679
Shake Shack, Inc., Class A*	1,642	91,115
Sonder Holdings, Inc.(x)*	8,429	6,382
Sweetgreen, Inc., Class A*	3,915	30,694
Target Hospitality Corp.*	1,297	17,043
Texas Roadhouse, Inc.	3,024	326,773
Vacasa, Inc., Class A(x)*	5,071	4,879
Wingstop, Inc.	1,357	249,118
Xponential Fitness, Inc., Class A*	845	25,680

		11,257,166

Household Durables (1.2%)
Aterian, Inc.(x)*	3,000	2,580
Beazer Homes USA, Inc.*	1,535	24,376
Cavco Industries, Inc.*	393	124,872
Century Communities, Inc.	6,060	387,355
Dream Finders Homes, Inc., Class A(x)*	934	12,376
Ethan Allen Interiors, Inc.	991	27,213
GoPro, Inc., Class A*	5,715	28,746
Green Brick Partners, Inc.*	1,143	40,074
Helen of Troy Ltd.*	1,100	104,687
Hovnanian Enterprises, Inc., Class A*	283	19,199
Installed Building Products, Inc.	1,096	124,977
iRobot Corp.(x)*	1,175	51,277
KB Home	3,384	135,969
Landsea Homes Corp.*	515	3,121
La-Z-Boy, Inc.	1,940	56,415
Legacy Housing Corp.*	382	8,694
LGI Homes, Inc.*	898	102,399
Lifetime Brands, Inc.	653	3,840
Lovesac Co. (The)(x)*	610	17,629
M.D.C. Holdings, Inc.	2,559	99,468
M/I Homes, Inc.*	8,903	561,690
Meritage Homes Corp.	3,661	427,458
Purple Innovation, Inc.(x)*	2,560	6,758
Skyline Champion Corp.*	2,429	182,734
Snap One Holdings Corp.(x)*	712	6,657
Sonos, Inc.*	5,872	115,209
Taylor Morrison Home Corp., Class A*	6,818	260,857
Traeger, Inc.*	1,512	6,214
Tri Pointe Homes, Inc.*	4,417	111,838
Tupperware Brands Corp.*	1,938	4,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Electronics, Inc.*	578	$5,861
Vizio Holding Corp., Class A(x)*	2,993	27,476
Vuzix Corp.(x)*	2,706	11,203

		3,104,067

Leisure Products (0.7%)
Acushnet Holdings Corp.	1,458	74,271
AMMO, Inc.(x)*	4,554	8,971
Brunswick Corp.	17,677	1,449,514
Clarus Corp.	1,149	10,858
Johnson Outdoors, Inc., Class A	186	11,720
Latham Group, Inc.*	2,052	5,869
Malibu Boats, Inc., Class A*	891	50,297
Marine Products Corp.	412	5,434
MasterCraft Boat Holdings, Inc.*	770	23,431
Smith & Wesson Brands, Inc.	1,902	23,414
Solo Brands, Inc., Class A(x)*	564	4,049
Sturm Ruger & Co., Inc.	745	42,793
Topgolf Callaway Brands Corp.*	6,437	139,168
Vista Outdoor, Inc.*	2,673	74,069

		1,923,858

Specialty Retail (1.6%)
1-800-Flowers.com, Inc., Class A*	1,217	13,996
Aaron’s Co., Inc. (The)	1,327	12,819
Abercrombie & Fitch Co., Class A*	2,361	65,518
Academy Sports & Outdoors, Inc.	3,503	228,571
aka Brands Holding Corp.(x)*	703	383
American Eagle Outfitters, Inc.	7,093	95,330
America’s Car-Mart, Inc.*	252	19,961
Arko Corp.	3,652	31,005
Asbury Automotive Group, Inc.*	1,006	211,260
BARK, Inc.(x)*	5,208	7,552
Bed Bath & Beyond, Inc.*	3,507	1,499
Big 5 Sporting Goods Corp.(x)	908	6,983
Boot Barn Holdings, Inc.*	1,292	99,019
Buckle, Inc. (The)	1,322	47,182
Build-A-Bear Workshop, Inc.	608	14,130
Caleres, Inc.	1,574	34,046
Camping World Holdings, Inc., Class A(x)	1,716	35,813
CarParts.com, Inc.*	2,390	12,763
Cato Corp. (The), Class A	881	7,788
Chico’s FAS, Inc.*	5,361	29,486
Children’s Place, Inc. (The)*	31,777	1,279,024
Citi Trends, Inc.*	374	7,113
Conn’s, Inc.*	516	3,127
Container Store Group, Inc. (The)*	1,421	4,874
Designer Brands, Inc., Class A	2,215	19,359
Destination XL Group, Inc.*	2,531	13,946
Duluth Holdings, Inc., Class B*	496	3,164
EVgo, Inc.(x)*	3,012	23,463
Express, Inc.(x)*	2,752	2,169
Foot Locker, Inc.	3,678	145,980
Franchise Group, Inc.(x)	1,141	31,092
Genesco, Inc.*	552	20,358
Group 1 Automotive, Inc.	1,493	338,045
GrowGeneration Corp.*	2,513	8,594
Guess?, Inc.(x)	1,440	28,022
Haverty Furniture Cos., Inc.	665	21,220
Hibbett, Inc.	555	32,734
JOANN, Inc.(x)	603	959
Lands’ End, Inc.*	640	6,221
LL Flooring Holdings, Inc.*	1,373	5,217
Lulu’s Fashion Lounge Holdings, Inc.(x)*	796	1,894
MarineMax, Inc.*	926	26,623
Monro, Inc.	1,481	73,206
Murphy USA, Inc.	908	234,309
National Vision Holdings, Inc.*	3,578	67,410
ODP Corp. (The)*	1,866	83,933
OneWater Marine, Inc., Class A*	475	13,286
Overstock.com, Inc.(x)*	1,915	38,817
PetMed Express, Inc.(x)	884	14,356
RealReal, Inc. (The)(x)*	3,788	4,773
Rent the Runway, Inc., Class A(x)*	2,344	6,680
Revolve Group, Inc.(x)*	1,788	47,024
RumbleON, Inc., Class B(x)*	447	2,709
Sally Beauty Holdings, Inc.*	5,094	79,365
Shoe Carnival, Inc.	755	19,366
Signet Jewelers Ltd.	2,084	162,094
Sleep Number Corp.*	952	28,950
Sonic Automotive, Inc., Class A	787	42,766
Sportsman’s Warehouse Holdings, Inc.*	1,686	14,297
Stitch Fix, Inc., Class A*	3,918	20,021
ThredUp, Inc., Class A(x)*	2,599	6,575
Tile Shop Holdings, Inc.*	1,422	6,669
Tilly’s, Inc., Class A*	1,147	8,843
Torrid Holdings, Inc.(x)*	883	3,850
TravelCenters of America, Inc.(x)*	568	49,132
Upbound Group, Inc.	2,408	59,020
Urban Outfitters, Inc.*	2,800	77,616
Warby Parker, Inc., Class A*	3,654	38,696
Winmark Corp.	122	39,092
Zumiez, Inc.*	671	12,373

		4,253,530

Textiles, Apparel & Luxury Goods (1.3%)
Allbirds, Inc., Class A(x)*	4,145	4,974
Capri Holdings Ltd.*	15,637	734,939
Carter’s, Inc.	23,162	1,665,811
Crocs, Inc.*	2,756	348,469
Dr Martens plc	190,980	336,458
Ermenegildo Zegna NV	2,622	35,764
Fossil Group, Inc.*	2,371	7,587
G-III Apparel Group Ltd.*	1,882	29,265
Kontoor Brands, Inc.	2,432	117,685
Movado Group, Inc.	676	19,449
Oxford Industries, Inc.	672	70,956
PLBY Group, Inc.(x)*	2,799	5,542
Rocky Brands, Inc.	317	7,313
Steven Madden Ltd.	3,600	129,600
Superior Group of Cos., Inc.	360	2,833
Unifi, Inc.*	649	5,302
Wolverine World Wide, Inc.	3,548	60,493

		3,582,440

Total Consumer Discretionary		29,526,905

Consumer Staples (3.8%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,510	233,280
Coca-Cola Consolidated, Inc.	216	115,577
Duckhorn Portfolio, Inc. (The)*	2,025	32,198
MGP Ingredients, Inc.	621	60,063
National Beverage Corp.*	1,120	59,046
Primo Water Corp.	6,998	107,419
Vintage Wine Estates, Inc.*	1,396	1,494
Vita Coco Co., Inc. (The)(x)*	1,221	23,956

		633,033

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,402	57,931
Boxed, Inc.(x)*	520	99
Chefs’ Warehouse, Inc. (The)*	1,493	50,837
Fresh Market, Inc. (The)(r)*	2,815	—
HF Foods Group, Inc.*	1,470	5,762
Ingles Markets, Inc., Class A	675	59,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Natural Grocers by Vitamin Cottage, Inc.	543	$6,380
PriceSmart, Inc.	1,086	77,627
Rite Aid Corp.(x)*	2,508	5,618
SpartanNash Co.	1,549	38,415
Sprouts Farmers Market, Inc.*	4,788	167,724
United Natural Foods, Inc.*	2,671	70,381
Village Super Market, Inc., Class A	443	10,136
Weis Markets, Inc.	782	66,212

		616,994

Food Products (2.8%)
Alico, Inc.	217	5,251
AppHarvest, Inc.(x)*	3,533	2,163
B&G Foods, Inc.(x)	3,445	53,501
Benson Hill, Inc.*	7,647	8,794
Beyond Meat, Inc.(x)*	2,750	44,632
BRC, Inc., Class A(x)*	1,118	5,747
Calavo Growers, Inc.	802	23,074
Cal-Maine Foods, Inc.	1,686	102,661
Fresh Del Monte Produce, Inc.	1,336	40,227
Glanbia plc (London Stock Exchange)	31,500	461,065
Glanbia plc (Turquoise Stock Exchange)	257,020	3,724,039
Hain Celestial Group, Inc. (The)*	3,922	67,262
Hostess Brands, Inc.*	6,061	150,798
J & J Snack Foods Corp.	695	103,013
John B Sanfilippo & Son, Inc.	363	35,182
Lancaster Colony Corp.	879	178,332
Lifecore Biomedical, Inc.*	1,144	4,319
Local Bounti Corp.(x)*	4,110	3,276
Maple Leaf Foods, Inc.(x)	106,058	2,052,103
Mission Produce, Inc.*	1,860	20,665
Seneca Foods Corp., Class A*	231	12,074
Simply Good Foods Co. (The)*	4,022	159,955
Sovos Brands, Inc.*	1,675	27,939
SunOpta, Inc.*	4,326	33,310
Tattooed Chef, Inc.(x)*	2,432	3,453
Tootsie Roll Industries, Inc.	660	29,651
TreeHouse Foods, Inc.(x)*	2,336	117,804
Utz Brands, Inc.	3,145	51,798
Vital Farms, Inc.*	1,351	20,670
VZS Enterprises, Inc.(r)*	265	—
Whole Earth Brands, Inc.*	1,577	4,037

		7,546,795

Household Products (0.1%)
Central Garden & Pet Co.*	411	16,875
Central Garden & Pet Co., Class A*	1,810	70,717
Energizer Holdings, Inc.	3,217	111,630
WD-40 Co.	607	108,076

		307,298

Personal Care Products (0.4%)
Beauty Health Co. (The)(x)*	3,950	49,889
BellRing Brands, Inc.*	5,977	203,218
e.l.f. Beauty, Inc.*	2,158	177,711
Edgewell Personal Care Co.	2,293	97,269
Herbalife Nutrition Ltd.(x)*	4,644	74,768
Honest Co., Inc. (The)*	2,860	5,148
Inter Parfums, Inc.	798	113,508
Medifast, Inc.	519	53,805
Nature’s Sunshine Products, Inc.*	420	4,288
Nu Skin Enterprises, Inc., Class A	2,281	89,666
Thorne HealthTech, Inc.*	322	1,488
USANA Health Sciences, Inc.*	499	31,387
Veru, Inc.(x)*	2,895	3,358

		905,503

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	7,852	6,038
Turning Point Brands, Inc.	637	13,377
Universal Corp.	1,153	60,982
Vector Group Ltd.	6,294	75,591

		155,988

Total Consumer Staples		10,165,611

Energy (6.8%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	5,927	57,907
Borr Drilling Ltd.*	8,779	66,545
Bristow Group, Inc.*	1,023	22,915
Cactus, Inc., Class A	2,696	111,156
ChampionX Corp.	9,115	247,290
Diamond Offshore Drilling, Inc.*	4,527	54,505
DMC Global, Inc.*	848	18,631
Dril-Quip, Inc.*	1,476	42,347
Expro Group Holdings NV*	3,916	71,898
Helix Energy Solutions Group, Inc.*	7,062	54,660
Helmerich & Payne, Inc.	4,683	167,417
Hunting plc	249,295	725,899
Liberty Energy, Inc., Class A	6,415	82,176
Nabors Industries Ltd.*	397	48,398
National Energy Services Reunited Corp.*	1,670	8,784
Newpark Resources, Inc.*	4,586	17,656
NexTier Oilfield Solutions, Inc.*	7,780	61,851
Noble Corp. plc*	3,837	151,446
Oceaneering International, Inc.*	4,724	83,284
Oil States International, Inc.*	2,883	24,015
Patterson-UTI Energy, Inc.	9,706	113,560
ProFrac Holding Corp., Class A*	1,025	12,987
ProPetro Holding Corp.*	4,304	30,946
RPC, Inc.	3,106	23,885
Select Energy Services, Inc., Class A(x)	3,057	21,277
Solaris Oilfield Infrastructure, Inc., Class A	1,417	12,101
TechnipFMC plc*	179,105	2,444,783
TETRA Technologies, Inc.*	5,358	14,199
Tidewater, Inc.*	2,039	89,879
US Silica Holdings, Inc.*	3,245	38,745
Valaris Ltd.*	2,755	179,240
Weatherford International plc*	3,206	190,276

		5,290,658

Oil, Gas & Consumable Fuels (4.8%)
Aemetis, Inc.(x)*	1,207	2,800
Alto Ingredients, Inc.*	3,719	5,578
Amplify Energy Corp.(x)*	1,561	10,724
Arch Resources, Inc.	685	90,050
Ardmore Shipping Corp.	1,943	28,892
Battalion Oil Corp.*	113	742
Berry Corp.	3,335	26,180
California Resources Corp.	3,358	129,283
Callon Petroleum Co.*	2,191	73,267
Centrus Energy Corp., Class A*	491	15,810
Chord Energy Corp.	1,878	252,779
Civitas Resources, Inc.	3,351	229,007
Clean Energy Fuels Corp.*	8,292	36,153
CNX Resources Corp.*	7,586	121,528
Comstock Resources, Inc.	4,117	44,422
CONSOL Energy, Inc.	1,575	91,775
Crescent Energy Co., Class A(x)	1,618	18,300
Crescent Point Energy Corp.	691,607	4,881,932
CVR Energy, Inc.	1,464	47,990
Delek US Holdings, Inc.	3,250	74,587
Denbury, Inc.*	2,265	198,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
DHT Holdings, Inc.	6,175	$66,752
Dorian LPG Ltd.	1,239	24,706
Earthstone Energy, Inc., Class A(x)*	1,945	25,304
Empire Petroleum Corp.*	321	3,984
Energy Fuels, Inc.(x)*	6,894	38,469
Equitrans Midstream Corp.	18,744	108,340
Excelerate Energy, Inc., Class A	977	21,631
FLEX LNG Ltd.(x)	1,248	41,908
Frontline plc	5,754	95,286
Gevo, Inc.(x)*	11,105	17,102
Golar LNG Ltd.*	4,420	95,472
Green Plains, Inc.*	108,599	3,365,483
Gulfport Energy Corp.*	500	40,000
HighPeak Energy, Inc.(x)	251	5,773
International Seaways, Inc.	2,269	94,572
Kinetik Holdings, Inc.(x)	761	23,819
Kosmos Energy Ltd.*	20,633	153,510
Magnolia Oil & Gas Corp., Class A	7,924	173,377
Matador Resources Co.	5,116	243,777
Murphy Oil Corp.	6,698	247,692
NACCO Industries, Inc., Class A	181	6,529
NextDecade Corp.(x)*	1,444	7,177
Nordic American Tankers Ltd.	8,979	35,557
Northern Oil and Gas, Inc.	3,050	92,568
Par Pacific Holdings, Inc.*	2,387	69,700
PBF Energy, Inc., Class A	5,341	231,586
Peabody Energy Corp.*	5,330	136,448
Permian Resources Corp.	10,902	114,471
Ranger Oil Corp.	840	34,306
REX American Resources Corp.*	694	19,841
Riley Exploration Permian, Inc.	507	19,296
Ring Energy, Inc.(x)*	3,862	7,338
SandRidge Energy, Inc.*	1,082	15,592
Scorpio Tankers, Inc.	2,148	120,954
SFL Corp. Ltd.	5,116	48,602
SilverBow Resources, Inc.(x)*	523	11,951
Sitio Royalties Corp.	3,289	74,331
SM Energy Co.	5,525	155,584
Talos Energy, Inc.*	2,974	44,134
Teekay Corp.*	3,020	18,664
Teekay Tankers Ltd., Class A*	1,124	48,253
Tellurian, Inc.(x)*	22,991	28,279
Uranium Energy Corp.(x)*	16,166	46,558
Ur-Energy, Inc.*	9,410	9,975
VAALCO Energy, Inc.	4,734	21,445
Vertex Energy, Inc.(x)*	2,455	24,255
Vital Energy, Inc.*	726	33,062
W&T Offshore, Inc.*	5,010	25,451
World Fuel Services Corp.	2,685	68,602

		12,837,747

Total Energy		18,128,405

Financials (15.4%)
Banks (9.3%)
1st Source Corp.	699	30,162
ACNB Corp.(x)	300	9,765
Amalgamated Financial Corp.	717	12,684
Amerant Bancorp, Inc.	1,412	30,725
American National Bankshares, Inc.	454	14,392
Ameris Bancorp	2,898	106,009
Arrow Financial Corp.	620	15,444
Associated Banc-Corp.	6,866	123,451
Atlantic Union Bankshares Corp.	32,664	1,144,873
Axos Financial, Inc.*	2,510	92,669
Banc of California, Inc.	2,360	29,571
BancFirst Corp.	858	71,300
Bancorp, Inc. (The)*	2,390	66,562
Bank First Corp.(x)	393	28,917
Bank of Marin Bancorp	847	18,541
Bank of NT Butterfield & Son Ltd. (The)	2,165	58,455
BankUnited, Inc.	3,308	74,695
Bankwell Financial Group, Inc.	361	8,974
Banner Corp.	1,497	81,392
Bar Harbor Bankshares	647	17,113
BayCom Corp.	490	8,369
BCB Bancorp, Inc.	549	7,208
Berkshire Hills Bancorp, Inc.	1,901	47,639
Blue Foundry Bancorp*	1,112	10,586
Blue Ridge Bankshares, Inc.	902	9,200
Bridgewater Bancshares, Inc.*	891	9,658
Brookline Bancorp, Inc.	3,663	38,462
Business First Bancshares, Inc.	1,063	18,209
Byline Bancorp, Inc.	1,076	23,263
Cadence Bank	8,023	166,557
Cambridge Bancorp	294	19,054
Camden National Corp.	25,958	939,420
Capital Bancorp, Inc.	398	6,623
Capital City Bank Group, Inc.	592	17,352
Capitol Federal Financial, Inc.	5,715	38,462
Capstar Financial Holdings, Inc.	1,086	16,453
Carter Bankshares, Inc.*	1,137	15,918
Cathay General Bancorp	3,148	108,669
Central Pacific Financial Corp.	1,189	21,283
Citizens & Northern Corp.	660	14,111
City Holding Co.	589	53,528
Civista Bancshares, Inc.	703	11,867
CNB Financial Corp.	1,166	22,387
Coastal Financial Corp.*	492	17,717
Colony Bankcorp, Inc.	628	6,406
Columbia Banking System, Inc.	119,076	2,550,608
Columbia Financial, Inc.*	1,777	32,484
Community Bank System, Inc.	2,360	123,876
Community Trust Bancorp, Inc.	799	30,322
ConnectOne Bancorp, Inc.	1,641	29,013
CrossFirst Bankshares, Inc.*	2,286	23,957
Customers Bancorp, Inc.*	1,336	24,743
CVB Financial Corp.	5,838	97,378
Dime Community Bancshares, Inc.	1,432	32,535
Eagle Bancorp, Inc.	1,373	45,954
Eastern Bankshares, Inc.	7,119	89,842
Enterprise Bancorp, Inc.	461	14,503
Enterprise Financial Services Corp.	1,592	70,987
Equity Bancshares, Inc., Class A	651	15,865
Esquire Financial Holdings, Inc.	384	15,014
Farmers & Merchants Bancorp, Inc.(x)	504	12,257
Farmers National Banc Corp.	1,404	17,747
FB Financial Corp.	1,615	50,194
Financial Institutions, Inc.	674	12,995
First Bancorp (Nasdaq Stock Exchange)	14,898	529,177
First Bancorp (Quotrix Stock Exchange)	7,777	88,813
First Bancorp, Inc. (The)	426	11,029
First Bancshares, Inc. (The)	971	25,081
First Bank	634	6,403
First Busey Corp.	2,329	47,372
First Business Financial Services, Inc.	442	13,485
First Commonwealth Financial Corp.	4,038	50,192
First Community Bankshares, Inc.	691	17,310
First Financial Bancorp	4,087	88,974
First Financial Bankshares, Inc.	5,894	188,019
First Financial Corp.	500	18,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
First Foundation, Inc.	2,239	$16,681
First Guaranty Bancshares, Inc.(x)	240	3,761
First Internet Bancorp	337	5,611
First Interstate BancSystem, Inc., Class A	82,424	2,461,181
First Merchants Corp.	2,640	86,988
First Mid Bancshares, Inc.	826	22,484
First of Long Island Corp. (The)	5,782	78,057
First Western Financial, Inc.*	305	6,039
Five Star Bancorp	600	12,804
Flushing Financial Corp.	1,245	18,538
Fulton Financial Corp.	7,539	104,189
FVCBankcorp, Inc.*	548	5,836
German American Bancorp, Inc.	26,108	871,224
Glacier Bancorp, Inc.	5,049	212,108
Great Southern Bancorp, Inc.	408	20,677
Greene County Bancorp, Inc.(x)	410	9,299
Guaranty Bancshares, Inc.	317	8,835
Hancock Whitney Corp.	3,900	141,960
Hanmi Financial Corp.	1,363	25,311
HarborOne Bancorp, Inc.	1,916	23,375
HBT Financial, Inc.	612	12,069
Heartland Financial USA, Inc.	1,853	71,081
Heritage Commerce Corp.	2,572	21,425
Heritage Financial Corp.	1,554	33,256
Hilltop Holdings, Inc.	2,217	65,778
Hingham Institution For Savings (The)(x)	69	16,107
Home Bancorp, Inc.	320	10,570
Home BancShares, Inc.	8,626	187,270
HomeStreet, Inc.	815	14,662
HomeTrust Bancshares, Inc.	760	18,688
Hope Bancorp, Inc.	5,214	51,201
Horizon Bancorp, Inc.	2,075	22,950
Independent Bank Corp.	881	15,655
Independent Bank Corp./MA	2,031	133,274
Independent Bank Group, Inc.	1,567	72,630
International Bancshares Corp.	2,476	106,022
John Marshall Bancorp, Inc.(x)	449	9,698
Kearny Financial Corp.	2,604	21,144
Lakeland Bancorp, Inc.	2,808	43,917
Lakeland Financial Corp.	1,082	67,776
Live Oak Bancshares, Inc.	1,609	39,211
Luther Burbank Corp.	812	7,698
Macatawa Bank Corp.	1,333	13,623
Mercantile Bank Corp.	674	20,611
Metrocity Bankshares, Inc.	817	13,963
Metropolitan Bank Holding Corp.*	475	16,098
Mid Penn Bancorp, Inc.	683	17,492
Midland States Bancorp, Inc.	927	19,856
MidWestOne Financial Group, Inc.	681	16,630
MVB Financial Corp.	435	8,978
National Bank Holdings Corp., Class A	1,239	41,457
NBT Bancorp, Inc.	1,869	63,004
Nicolet Bankshares, Inc.*	531	33,480
Northeast Bank	264	8,886
Northfield Bancorp, Inc.	1,870	22,029
Northwest Bancshares, Inc.	5,320	64,000
OceanFirst Financial Corp.	2,619	48,399
OFG Bancorp	2,040	50,878
Old National Bancorp	13,252	191,094
Old Second Bancorp, Inc.	1,855	26,081
Origin Bancorp, Inc.	1,013	32,568
Orrstown Financial Services, Inc.	498	9,890
Pacific Premier Bancorp, Inc.	4,143	99,515
Park National Corp.	628	74,462
Parke Bancorp, Inc.	354	6,294
Pathward Financial, Inc.	1,257	52,153
PCB Bancorp	419	6,071
Peapack-Gladstone Financial Corp.	773	22,896
Peoples Bancorp, Inc.	38,897	1,001,598
Peoples Financial Services Corp.	336	14,566
Pioneer Bancorp, Inc.*	663	6,537
Preferred Bank	517	28,337
Premier Financial Corp.	1,598	33,127
Primis Financial Corp.	828	7,974
Provident Bancorp, Inc.	1,158	7,921
Provident Financial Services, Inc.	3,201	61,395
QCR Holdings, Inc.	790	34,689
RBB Bancorp	640	9,920
Red River Bancshares, Inc.	191	9,189
Renasant Corp.	2,317	70,854
Republic Bancorp, Inc., Class A	381	16,166
Republic First Bancorp, Inc.(x)*	2,438	3,316
S&T Bancorp, Inc.	1,700	53,465
Sandy Spring Bancorp, Inc.	2,101	54,584
Seacoast Banking Corp. of Florida	16,862	399,629
ServisFirst Bancshares, Inc.	2,197	120,022
Shore Bancshares, Inc.	929	13,266
Sierra Bancorp	601	10,349
Simmons First National Corp., Class A	5,324	93,117
SmartFinancial, Inc.	712	16,476
South Plains Financial, Inc.	428	9,163
Southern First Bancshares, Inc.*	332	10,192
Southern Missouri Bancorp, Inc.	384	14,365
Southside Bancshares, Inc.	1,398	46,414
SouthState Corp.	46,411	3,307,248
Stellar Bancorp, Inc.	1,962	48,285
Sterling Bancorp, Inc.*	817	4,624
Stock Yards Bancorp, Inc.	1,316	72,564
Summit Financial Group, Inc.	487	10,105
Texas Capital Bancshares, Inc.*	2,181	106,782
Third Coast Bancshares, Inc.*	538	8,452
Tompkins Financial Corp.	610	40,388
Towne Bank	3,147	83,868
TriCo Bancshares	30,503	1,268,620
Triumph Financial, Inc.*	1,023	59,395
TrustCo Bank Corp.	821	26,223
Trustmark Corp.	2,709	66,912
UMB Financial Corp.	2,009	115,959
United Bankshares, Inc.	5,908	207,962
United Community Banks, Inc.	4,655	130,899
Unity Bancorp, Inc.	433	9,877
Univest Financial Corp.	1,301	30,886
USCB Financial Holdings, Inc.*	400	3,956
Valley National Bancorp	19,825	183,183
Veritex Holdings, Inc.	2,280	41,633
Washington Federal, Inc.	2,990	90,059
Washington Trust Bancorp, Inc.	748	25,926
WesBanco, Inc.	2,509	77,026
West Bancorp, Inc.	709	12,953
Westamerica Bancorp	1,098	48,641
WSFS Financial Corp.	61,856	2,326,404

		24,771,873

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	2,631	84,139
AssetMark Financial Holdings, Inc.*	943	29,657
Associated Capital Group, Inc., Class A	81	2,993
Avantax, Inc.*	2,085	54,877
B Riley Financial, Inc.(x)	1,040	29,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bakkt Holdings, Inc.(x)*	2,626	$4,517
BGC Partners, Inc., Class A	13,804	72,195
Brightsphere Investment Group, Inc.	1,415	33,366
Cohen & Steers, Inc.	1,112	71,124
Diamond Hill Investment Group, Inc.	126	20,737
Donnelley Financial Solutions, Inc.*	1,155	47,193
Federated Hermes, Inc., Class B	3,738	150,043
Focus Financial Partners, Inc., Class A*	2,617	135,744
GCM Grosvenor, Inc., Class A	1,800	14,058
Hamilton Lane, Inc., Class A	1,655	122,437
Houlihan Lokey, Inc.	2,273	198,865
MarketWise, Inc.(x)*	766	1,417
Moelis & Co., Class A	2,963	113,898
Open Lending Corp., Class A*	4,629	32,588
Oppenheimer Holdings, Inc., Class A	345	13,507
Perella Weinberg Partners	1,617	14,715
Piper Sandler Cos.	804	111,442
PJT Partners, Inc., Class A	1,047	75,583
Sculptor Capital Management, Inc.	1,211	10,427
Silvercrest Asset Management Group, Inc., Class A	360	6,545
Star Holdings*	492	8,562
StepStone Group, Inc., Class A	2,571	62,398
StoneX Group, Inc.*	762	78,890
Value Line, Inc.	34	1,643
Victory Capital Holdings, Inc., Class A	708	20,723
Virtus Investment Partners, Inc.	334	63,590
WisdomTree, Inc.	5,997	35,142

		1,722,541

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	220	5,969
Bread Financial Holdings, Inc.	14,202	430,605
Consumer Portfolio Services, Inc.*	337	3,603
Curo Group Holdings Corp.(x)	1,035	1,791
Encore Capital Group, Inc.(x)*	1,014	51,156
Enova International, Inc.*	1,480	65,756
EZCORP, Inc., Class A*	2,172	18,679
FirstCash Holdings, Inc.	1,705	162,606
Green Dot Corp., Class A*	2,059	35,374
LendingClub Corp.*	4,624	33,339
LendingTree, Inc.*	474	12,637
Moneylion, Inc.(x)*	6,534	3,710
Navient Corp.	4,663	74,561
Nelnet, Inc., Class A	631	57,983
NerdWallet, Inc., Class A(x)*	1,108	17,927
Oportun Financial Corp.*	941	3,632
OppFi, Inc.(x)*	606	1,242
PRA Group, Inc.*	1,687	65,725
PROG Holdings, Inc.*	2,220	52,814
Regional Management Corp.	354	9,236
Sunlight Financial Holdings, Inc.(x)*	1,467	458
World Acceptance Corp.(x)*	172	14,326

		1,123,129

Financial Services (0.7%)
Alerus Financial Corp.	722	11,588
A-Mark Precious Metals, Inc.	898	31,116
AvidXchange Holdings, Inc.*	6,537	50,989
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	20,734
Cannae Holdings, Inc.*	3,334	67,280
Cantaloupe, Inc.*	2,931	16,707
Cass Information Systems, Inc.	589	25,510
Compass Diversified Holdings	2,960	56,477
Enact Holdings, Inc.(x)	1,522	34,793
Essent Group Ltd.	4,829	193,401
Evertec, Inc.	2,703	91,226
Federal Agricultural Mortgage Corp., Class C	399	53,143
Finance of America Cos., Inc., Class A*	3,952	4,900
Flywire Corp.*	2,516	73,870
Home Point Capital, Inc.	743	1,434
I3 Verticals, Inc., Class A*	972	23,843
International Money Express, Inc.*	1,371	35,344
Jackson Financial, Inc., Class A	3,423	128,054
Marqeta, Inc., Class A*	19,831	90,628
Merchants Bancorp	742	19,322
MoneyGram International, Inc.*	4,514	47,036
Mr Cooper Group, Inc.*	3,158	129,383
NMI Holdings, Inc., Class A*	3,846	85,881
Payoneer Global, Inc.*	9,831	61,739
Paysafe Ltd.*	1,275	22,019
PennyMac Financial Services, Inc.‡	1,172	69,863
Priority Technology Holdings, Inc.(x)*	1,212	4,351
Radian Group, Inc.	7,219	159,540
Remitly Global, Inc.*	4,413	74,800
Repay Holdings Corp.*	3,836	25,202
StoneCo Ltd., Class A*	12,690	121,063
SWK Holdings Corp.(x)*	160	2,858
Velocity Financial, Inc.*	446	4,027
Walker & Dunlop, Inc.	1,416	107,857
Waterstone Financial, Inc.	828	12,528

		1,958,506

Insurance (3.9%)
Ambac Financial Group, Inc.*	1,953	30,232
American Equity Investment Life Holding Co.	3,228	117,790
AMERISAFE, Inc.	924	45,230
Argo Group International Holdings Ltd.	1,444	42,295
Bright Health Group, Inc.(x)*	8,828	1,945
BRP Group, Inc., Class A*	2,808	71,492
CNO Financial Group, Inc.	79,028	1,753,631
Crawford & Co., Class A	1,133	9,472
Donegal Group, Inc., Class A	520	7,946
eHealth, Inc.*	1,302	12,187
Employers Holdings, Inc.	1,190	49,611
Enstar Group Ltd.*	515	119,372
Genworth Financial, Inc., Class A*	21,668	108,773
Goosehead Insurance, Inc., Class A*	846	44,161
Greenlight Capital Re Ltd., Class A*	1,144	10,742
Hanover Insurance Group, Inc. (The)	29,986	3,853,201
HCI Group, Inc.(x)	281	15,062
Hippo Holdings, Inc.(x)*	701	11,377
Horace Mann Educators Corp.	60,864	2,037,727
Investors Title Co.	68	10,268
James River Group Holdings Ltd.	1,688	34,857
Kinsale Capital Group, Inc.	976	292,946
Lemonade, Inc.(x)*	2,064	29,433
MBIA, Inc.*	2,199	20,363
Mercury General Corp.	1,171	37,167
National Western Life Group, Inc., Class A	103	24,990
NI Holdings, Inc.*	446	5,798
Oscar Health, Inc., Class A*	5,278	34,518
Palomar Holdings, Inc.*	1,063	58,678
ProAssurance Corp.	2,407	44,481
RLI Corp.	1,749	232,460
Root, Inc., Class A(x)*	328	1,479
Safety Insurance Group, Inc.	623	46,426
Selective Insurance Group, Inc.	9,009	858,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Selectquote, Inc.*	6,174	$13,397
SiriusPoint Ltd.*	4,242	34,487
Skyward Specialty Insurance Group, Inc.(x)*	468	10,235
Stewart Information Services Corp.	1,176	47,452
Tiptree, Inc.	1,181	17,207
Trean Insurance Group, Inc.*	918	5,618
Trupanion, Inc.(x)*	1,807	77,502
United Fire Group, Inc.	1,007	26,736
Universal Insurance Holdings, Inc.	1,130	20,589

		10,328,161

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AFC Gamma, Inc. (REIT)	711	8,646
Angel Oak Mortgage REIT, Inc. (REIT)(x)	418	3,051
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	58,318
Arbor Realty Trust, Inc. (REIT)(x)	7,533	86,554
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	20,425
ARMOUR Residential REIT, Inc. (REIT)(x)	6,754	35,459
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,696	137,374
BrightSpire Capital, Inc. (REIT)	4,102	24,202
Broadmark Realty Capital, Inc. (REIT)	5,700	26,790
Chicago Atlantic Real Estate Finance, Inc. (REIT)	287	3,877
Chimera Investment Corp. (REIT)	10,437	58,865
Claros Mortgage Trust, Inc. (REIT)(x)	4,116	47,951
Dynex Capital, Inc. (REIT)	2,379	28,834
Ellington Financial, Inc. (REIT)(x)	2,591	31,636
Franklin BSP Realty Trust, Inc. (REIT)(x)	3,632	43,330
Granite Point Mortgage Trust, Inc. (REIT)	2,040	10,118
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	3,994	114,228
Invesco Mortgage Capital, Inc. (REIT)	1,504	16,679
KKR Real Estate Finance Trust, Inc. (REIT)	2,348	26,744
Ladder Capital Corp. (REIT)	5,592	52,844
MFA Financial, Inc. (REIT)	4,954	49,144
New York Mortgage Trust, Inc. (REIT)	4,092	40,756
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,516
Orchid Island Capital, Inc. (REIT)(x)	1,470	15,773
PennyMac Mortgage Investment Trust (REIT)(x)‡	3,895	48,025
Ready Capital Corp. (REIT)(x)	3,224	32,788
Redwood Trust, Inc. (REIT)	4,960	33,431
TPG RE Finance Trust, Inc. (REIT)	3,546	25,744
Two Harbors Investment Corp. (REIT)	4,373	64,327

		1,151,429

Total Financials		41,055,639

Health Care (8.6%)
Biotechnology (2.6%)
2seventy bio, Inc.*	1,675	17,085
4D Molecular Therapeutics, Inc.*	1,344	23,103
Aadi Bioscience, Inc.(x)*	628	4,547
Absci Corp.(x)*	2,664	4,662
ACADIA Pharmaceuticals, Inc.*	5,588	105,166
Acrivon Therapeutics, Inc.*	390	4,949
Adicet Bio, Inc.*	1,278	7,361
ADMA Biologics, Inc.*	9,445	31,263
Aerovate Therapeutics, Inc.(x)*	447	9,016
Affimed NV(x)*	5,766	4,299
Agenus, Inc.*	13,356	20,301
Agios Pharmaceuticals, Inc.*	2,441	56,070
Akero Therapeutics, Inc.*	1,526	58,385
Alector, Inc.*	2,785	17,239
Alkermes plc*	7,378	207,986
Allogene Therapeutics, Inc.(x)*	3,696	18,258
Allovir, Inc.*	1,465	5,772
Alpine Immune Sciences, Inc.*	1,337	10,322
ALX Oncology Holdings, Inc.*	878	3,969
Amicus Therapeutics, Inc.*	12,485	138,459
AnaptysBio, Inc.*	857	18,648
Anavex Life Sciences Corp.(x)*	3,227	27,655
Anika Therapeutics, Inc.*	595	17,088
Apellis Pharmaceuticals, Inc.*	4,243	279,868
Arbutus Biopharma Corp.*	5,907	17,898
Arcellx, Inc.(x)*	1,309	40,330
Arcturus Therapeutics Holdings, Inc.*	957	22,939
Arcus Biosciences, Inc.*	2,410	43,958
Arcutis Biotherapeutics, Inc.*	1,802	19,822
Arrowhead Pharmaceuticals, Inc.*	4,705	119,507
Atara Biotherapeutics, Inc.*	4,399	12,757
Aura Biosciences, Inc.(x)*	812	7,535
Aurinia Pharmaceuticals, Inc.(x)*	6,020	65,979
Avid Bioservices, Inc.*	2,580	48,401
Avidity Biosciences, Inc.*	2,945	45,206
Beam Therapeutics, Inc.(x)*	2,900	88,798
BioCryst Pharmaceuticals, Inc.*	8,577	71,532
Biohaven Ltd.*	2,768	37,811
Bioxcel Therapeutics, Inc.(x)*	988	18,436
Bluebird Bio, Inc.*	4,162	13,235
Blueprint Medicines Corp.*	2,727	122,688
Bridgebio Pharma, Inc.*	4,650	77,097
C4 Therapeutics, Inc.*	1,943	6,101
CareDx, Inc.*	2,173	19,861
Caribou Biosciences, Inc.*	2,437	12,940
Catalyst Pharmaceuticals, Inc.*	4,323	71,675
Celldex Therapeutics, Inc.*	2,006	72,176
Celularity, Inc., Class A*	2,718	1,684
Century Therapeutics, Inc.*	830	2,880
Cerevel Therapeutics Holdings, Inc.*	2,640	64,390
Chimerix, Inc.*	3,326	4,191
Chinook Therapeutics, Inc.*	2,220	51,393
Cogent Biosciences, Inc.*	2,875	31,021
Coherus Biosciences, Inc.*	3,363	23,003
Crinetics Pharmaceuticals, Inc.*	2,376	38,159
CTI BioPharma Corp.*	4,636	19,471
Cullinan Oncology, Inc.*	1,263	12,921
Cytokinetics, Inc.*	3,716	130,766
Day One Biopharmaceuticals, Inc.(x)*	1,231	16,458
Deciphera Pharmaceuticals, Inc.*	2,331	36,014
Denali Therapeutics, Inc.*	4,957	114,209
Design Therapeutics, Inc.(x)*	1,620	9,347
Dynavax Technologies Corp.*	5,344	52,425
Dyne Therapeutics, Inc.*	1,387	15,978
Eagle Pharmaceuticals, Inc.*	428	12,142
Editas Medicine, Inc.*	3,056	22,156
Eiger BioPharmaceuticals, Inc.*	1,700	1,525
Emergent BioSolutions, Inc.*	2,321	24,046
Enanta Pharmaceuticals, Inc.*	867	35,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Enochian Biosciences, Inc.(x)*	889	$814
EQRx, Inc.*	8,924	17,313
Erasca, Inc.(x)*	3,063	9,220
Fate Therapeutics, Inc.*	3,704	21,113
FibroGen, Inc.*	3,828	71,431
Foghorn Therapeutics, Inc.(x)*	1,017	6,305
Gelesis Holdings, Inc.(x)*	444	72
Generation Bio Co.(x)*	2,252	9,684
Geron Corp.*	17,874	38,787
Gossamer Bio, Inc.(x)*	2,844	3,583
GreenLight Biosciences Holdings PBC(x)*	2,696	1,166
Halozyme Therapeutics, Inc.*	6,013	229,636
Heron Therapeutics, Inc.(x)*	4,710	7,112
HilleVax, Inc.(x)*	937	15,489
Humacyte, Inc.(x)*	3,426	10,586
Icosavax, Inc.(x)*	1,158	6,716
Ideaya Biosciences, Inc.*	1,939	26,622
IGM Biosciences, Inc.(x)*	420	5,771
ImmunityBio, Inc.(x)*	3,478	6,330
ImmunoGen, Inc.*	10,399	39,932
Immunovant, Inc.*	2,032	31,516
Inhibrx, Inc.*	1,530	28,871
Inovio Pharmaceuticals, Inc.(x)*	11,220	9,200
Insmed, Inc.*	6,180	105,369
Instil Bio, Inc.*	3,153	2,084
Intellia Therapeutics, Inc.*	3,740	139,390
Intercept Pharmaceuticals, Inc.*	1,071	14,384
Invivyd, Inc.(x)*	2,821	3,385
Iovance Biotherapeutics, Inc.*	6,778	41,414
Ironwood Pharmaceuticals, Inc.*	6,397	67,296
iTeos Therapeutics, Inc.*	1,003	13,651
IVERIC bio, Inc.*	6,161	149,897
Janux Therapeutics, Inc.*	850	10,285
Jounce Therapeutics, Inc.*	1,321	2,444
KalVista Pharmaceuticals, Inc.*	967	7,601
Karuna Therapeutics, Inc.*	1,467	266,466
Karyopharm Therapeutics, Inc.*	3,401	13,230
Keros Therapeutics, Inc.*	886	37,832
Kezar Life Sciences, Inc.*	2,494	7,806
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	14,117
Kinnate Biopharma, Inc.*	1,155	7,219
Kodiak Sciences, Inc.*	1,618	10,032
Kronos Bio, Inc.(x)*	2,019	2,948
Krystal Biotech, Inc.*	956	76,537
Kura Oncology, Inc.*	3,135	38,341
Kymera Therapeutics, Inc.*	1,838	54,460
Lexicon Pharmaceuticals, Inc.*	3,530	8,578
Lyell Immunopharma, Inc.(x)*	7,999	18,878
MacroGenics, Inc.*	2,811	20,155
Madrigal Pharmaceuticals, Inc.*	557	134,939
MannKind Corp.*	11,884	48,724
MeiraGTx Holdings plc*	1,213	6,271
Mersana Therapeutics, Inc.*	4,031	16,567
MiMedx Group, Inc.*	5,323	18,151
Mineralys Therapeutics, Inc.(x)*	546	8,550
Mirum Pharmaceuticals, Inc.*	854	20,513
Monte Rosa Therapeutics, Inc.(x)*	1,384	10,781
Morphic Holding, Inc.*	1,127	42,420
Myriad Genetics, Inc.*	3,555	82,583
Nkarta, Inc.(x)*	1,445	5,130
Nurix Therapeutics, Inc.*	1,995	17,716
Nuvalent, Inc., Class A(x)*	878	22,907
Ocugen, Inc.(x)*	9,173	7,826
Organogenesis Holdings, Inc.*	3,327	7,087
Outlook Therapeutics, Inc.(x)*	4,554	4,964
Pardes Biosciences, Inc.*	1,248	1,647
PepGen, Inc.*	784	9,588
PMV Pharmaceuticals, Inc.*	1,661	7,923
Point Biopharma Global, Inc.(x)*	4,041	29,378
Praxis Precision Medicines, Inc.(x)*	1,634	1,322
Precigen, Inc.(x)*	4,932	5,228
Prime Medicine, Inc.(x)*	454	5,584
Prometheus Biosciences, Inc.*	1,572	168,707
Protagonist Therapeutics, Inc.*	2,149	49,427
Prothena Corp. plc*	1,693	82,060
PTC Therapeutics, Inc.*	3,116	150,939
Rallybio Corp.(x)*	710	4,054
RAPT Therapeutics, Inc.(x)*	1,229	22,552
Recursion Pharmaceuticals, Inc., Class A*	6,575	43,855
REGENXBIO, Inc.*	1,819	34,397
Relay Therapeutics, Inc.*	3,906	64,332
Replimune Group, Inc.*	2,105	37,174
REVOLUTION Medicines, Inc.*	3,815	82,633
Rigel Pharmaceuticals, Inc.*	8,187	10,807
Rocket Pharmaceuticals, Inc.*	2,577	44,144
Sage Therapeutics, Inc.*	2,404	100,872
Sana Biotechnology, Inc.(x)*	4,177	13,659
Sangamo Therapeutics, Inc.*	5,898	10,380
Seres Therapeutics, Inc.*	3,335	18,909
SpringWorks Therapeutics, Inc.(x)*	1,569	40,386
Stoke Therapeutics, Inc.*	993	8,272
Sutro Biopharma, Inc.*	2,154	9,952
Syndax Pharmaceuticals, Inc.*	2,714	57,320
Talaris Therapeutics, Inc.*	1,026	1,929
Tango Therapeutics, Inc.*	2,052	8,105
Tenaya Therapeutics, Inc.(x)*	1,370	3,905
TG Therapeutics, Inc.(x)*	6,009	90,375
Travere Therapeutics, Inc.*	2,742	61,668
Twist Bioscience Corp.*	2,462	37,127
Tyra Biosciences, Inc.(x)*	585	9,401
Vanda Pharmaceuticals, Inc.*	2,430	16,500
Vaxart, Inc.(x)*	6,212	4,701
Vaxcyte, Inc.*	3,248	121,735
VBI Vaccines, Inc.(x)*	9,684	2,934
Vera Therapeutics, Inc.(x)*	600	4,656
Veracyte, Inc.*	3,319	74,014
Vericel Corp.*	2,012	58,992
Verve Therapeutics, Inc.(x)*	2,044	29,474
Vir Biotechnology, Inc.*	3,174	73,859
Viridian Therapeutics, Inc.(x)*	1,656	42,129
VistaGen Therapeutics, Inc.(x)*	9,949	1,241
Xencor, Inc.*	2,695	75,164
Y-mAbs Therapeutics, Inc.*	1,785	8,943
Zentalis Pharmaceuticals, Inc.*	2,091	35,965

		6,931,908

Health Care Equipment & Supplies (3.9%)
Alphatec Holdings, Inc.*	3,181	49,624
AngioDynamics, Inc.*	1,726	17,847
Artivion, Inc.*	1,705	22,336
AtriCure, Inc.*	2,027	84,019
Atrion Corp.	59	37,047
Avanos Medical, Inc.*	2,219	65,993
Axogen, Inc.*	1,775	16,774
Axonics, Inc.*	2,146	117,086
Bioventus, Inc., Class A(x)*	1,343	1,437
Butterfly Network, Inc.(x)*	6,008	11,295
Cardiovascular Systems, Inc.*	1,786	35,470
Cerus Corp.*	7,555	22,438
CONMED Corp.	1,348	140,003
Cue Health, Inc.(x)*	4,778	8,696
Cutera, Inc.*	745	17,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Embecta Corp.	2,565	$72,128
Envista Holdings Corp.*	80,457	3,289,082
Figs, Inc., Class A*	5,678	35,147
Glaukos Corp.*	2,139	107,164
Haemonetics Corp.*	2,299	190,242
Heska Corp.*	414	40,415
Inari Medical, Inc.*	2,204	136,075
Inogen, Inc.*	950	11,856
Inspire Medical Systems, Inc.*	1,278	299,141
Integer Holdings Corp.*	42,040	3,258,100
iRadimed Corp.	315	12,395
iRhythm Technologies, Inc.*	1,374	170,417
Lantheus Holdings, Inc.*	3,097	255,688
LeMaitre Vascular, Inc.	853	43,904
LivaNova plc*	2,463	107,338
Merit Medical Systems, Inc.*	2,537	187,611
Mesa Laboratories, Inc.	223	38,965
Nano-X Imaging Ltd.(x)*	2,131	12,296
Neogen Corp.*	9,920	183,718
Nevro Corp.*	1,547	55,924
NuVasive, Inc.*	2,416	99,805
Omnicell, Inc.*	1,975	115,873
OraSure Technologies, Inc.*	3,262	19,735
Orthofix Medical, Inc.*	1,594	26,699
OrthoPediatrics Corp.*	645	28,567
Outset Medical, Inc.*	2,319	42,670
Owlet, Inc.(x)*	741	240
Paragon 28, Inc.*	2,054	35,062
PROCEPT BioRobotics Corp.*	1,146	32,546
Pulmonx Corp.*	1,522	17,016
RxSight, Inc.(x)*	841	14,028
Senseonics Holdings, Inc.(x)*	21,923	15,565
Shockwave Medical, Inc.*	1,613	349,747
SI-BONE, Inc.*	1,581	31,098
Sight Sciences, Inc.*	954	8,338
Silk Road Medical, Inc.*	1,736	67,930
STAAR Surgical Co.*	2,191	140,114
Surmodics, Inc.*	597	13,600
Tactile Systems Technology, Inc.*	997	16,371
Tenon Medical, Inc.(x)*	145	257
TransMedics Group, Inc.*	1,336	101,175
Treace Medical Concepts, Inc.*	1,659	41,790
UFP Technologies, Inc.*	289	37,524
Utah Medical Products, Inc.	162	15,353
Varex Imaging Corp.*	1,648	29,977
Vicarious Surgical, Inc.(x)*	2,363	5,364
ViewRay, Inc.*	6,481	22,424
Zimvie, Inc.*	926	6,695
Zynex, Inc.(x)*	955	11,460

		10,502,291

Health Care Providers & Services (1.0%)
23andMe Holding Co.(x)*	11,396	25,983
Accolade, Inc.*	2,882	41,443
AdaptHealth Corp.*	3,162	39,304
Addus HomeCare Corp.*	677	72,277
Agiliti, Inc.(x)*	1,233	19,703
AirSculpt Technologies, Inc.(x)	315	1,588
Alignment Healthcare, Inc.*	4,306	27,386
AMN Healthcare Services, Inc.*	1,963	162,850
Apollo Medical Holdings, Inc.*	1,883	68,673
ATI Physical Therapy, Inc.(x)*	2,975	756
Aveanna Healthcare Holdings, Inc.(x)*	2,007	2,087
Brookdale Senior Living, Inc.*	8,165	24,087
Cano Health, Inc.*	7,185	6,538
CareMax, Inc.(x)*	2,545	6,795
Castle Biosciences, Inc.*	1,126	25,583
Clover Health Investments Corp.(x)*	17,036	14,397
Community Health Systems, Inc.*	5,954	29,175
CorVel Corp.*	393	74,780
Cross Country Healthcare, Inc.*	1,564	34,908
DocGo, Inc.*	3,491	30,197
Ensign Group, Inc. (The)	2,435	232,640
Fulgent Genetics, Inc.*	916	28,598
GeneDx Holdings Corp.(x)*	6,876	2,510
HealthEquity, Inc.*	3,761	220,808
Hims & Hers Health, Inc.*	5,326	52,834
Innovage Holding Corp.(x)*	953	7,605
Invitae Corp.(x)*	10,535	14,222
Joint Corp. (The)*	682	11,478
LifeStance Health Group, Inc.(x)*	3,444	25,589
ModivCare, Inc.*	609	51,205
National HealthCare Corp.	629	36,526
National Research Corp.	621	27,020
NeoGenomics, Inc.*	5,951	103,607
Oncology Institute, Inc. (The)(x)*	1,468	995
OPKO Health, Inc.(x)*	17,174	25,074
Option Care Health, Inc.*	7,575	240,658
Owens & Minor, Inc.*	3,263	47,477
P3 Health Partners, Inc.(x)*	1,257	1,332
Patterson Cos., Inc.	3,816	102,154
Pediatrix Medical Group, Inc.*	3,581	53,393
Pennant Group, Inc. (The)*	1,228	17,536
PetIQ, Inc.*	1,280	14,643
Privia Health Group, Inc.*	2,328	64,276
Progyny, Inc.*	3,466	111,328
R1 RCM, Inc.(x)*	6,579	98,685
RadNet, Inc.*	2,338	58,520
Select Medical Holdings Corp.	4,785	123,692
Surgery Partners, Inc.*	2,208	76,110
US Physical Therapy, Inc.	563	55,123

		2,614,148

Health Care Technology (0.2%)
American Well Corp., Class A*	10,204	24,081
Babylon Holdings Ltd., Class A(x)*	187	952
Computer Programs and Systems, Inc.*	676	20,415
Evolent Health, Inc., Class A*	3,771	122,369
Health Catalyst, Inc.*	2,561	29,887
HealthStream, Inc.*	1,058	28,672
Multiplan Corp.(x)*	17,086	18,111
NextGen Healthcare, Inc.*	2,478	43,142
Nutex Health, Inc.(x)*	10,970	11,080
OptimizeRx Corp.*	821	12,011
Pear Therapeutics, Inc.(x)*	2,661	679
Phreesia, Inc.*	2,200	71,038
Schrodinger, Inc.*	2,407	63,376
Sharecare, Inc.*	13,168	18,699
Simulations Plus, Inc.	726	31,900
Veradigm, Inc.*	4,717	61,557

		557,969

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc.(x)*	9,556	72,052
Adaptive Biotechnologies Corp.*	4,956	43,761
Akoya Biosciences, Inc.*	657	5,374
Alpha Teknova, Inc.*	306	906
BioLife Solutions, Inc.*	1,491	32,429
Bionano Genomics, Inc.(x)*	13,098	14,539
Codexis, Inc.(x)*	2,907	12,035
CryoPort, Inc.(x)*	1,953	46,872
Cytek Biosciences, Inc.*	4,999	45,941
Inotiv, Inc.(x)*	746	3,230
MaxCyte, Inc.(x)*	3,928	19,444
Medpace Holdings, Inc.*	1,151	216,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NanoString Technologies, Inc.*	2,253	$22,305
Nautilus Biotechnology, Inc.(x)*	2,090	5,789
OmniAb, Inc.(r)*	265	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	3,430	12,622
Pacific Biosciences of California, Inc.*	11,174	129,395
PhenomeX, Inc.*	2,304	2,673
Quanterix Corp.*	1,502	16,928
Quantum-Si, Inc.*	3,948	6,948
Science 37 Holdings, Inc.(x)*	2,652	747
Seer, Inc.*	2,289	8,836
Singular Genomics Systems, Inc.(x)*	2,257	2,731
SomaLogic, Inc.*	6,659	16,980

		738,983

Pharmaceuticals (0.6%)
Aclaris Therapeutics, Inc.*	2,867	23,194
Amneal Pharmaceuticals, Inc.*	4,953	6,885
Amphastar Pharmaceuticals, Inc.*	1,686	63,225
Amylyx Pharmaceuticals, Inc.*	2,347	68,861
AN2 Therapeutics, Inc.(x)*	720	7,106
ANI Pharmaceuticals, Inc.*	556	22,084
Arvinas, Inc.*	2,133	58,274
Atea Pharmaceuticals, Inc.*	3,426	11,477
Athira Pharma, Inc.*	1,677	4,192
Axsome Therapeutics, Inc.(x)*	1,467	90,485
Cara Therapeutics, Inc.*	1,961	9,629
Cassava Sciences, Inc.(x)*	1,697	40,932
Collegium Pharmaceutical, Inc.*	1,472	35,313
Corcept Therapeutics, Inc.*	4,042	87,550
DICE Therapeutics, Inc.(x)*	1,549	44,379
Edgewise Therapeutics, Inc.(x)*	1,849	12,333
Esperion Therapeutics, Inc.*	3,582	5,695
Evolus, Inc.*	1,674	14,162
EyePoint Pharmaceuticals, Inc.(x)*	1,099	3,231
Fulcrum Therapeutics, Inc.*	2,257	6,432
Harmony Biosciences Holdings, Inc.(x)*	1,148	37,482
Innoviva, Inc.*	2,846	32,017
Intra-Cellular Therapies, Inc.*	4,147	224,560
Ligand Pharmaceuticals, Inc.*	662	48,697
Liquidia Corp.(x)*	2,099	14,504
Nektar Therapeutics*	7,950	5,588
NGM Biopharmaceuticals, Inc.*	1,734	7,075
Nuvation Bio, Inc.*	5,307	8,810
Ocular Therapeutix, Inc.*	3,589	18,914
Pacira BioSciences, Inc.*	1,967	80,273
Phathom Pharmaceuticals, Inc.(x)*	1,053	7,518
Phibro Animal Health Corp., Class A	893	13,681
Prestige Consumer Healthcare, Inc.*	2,268	142,045
Provention Bio, Inc.*	2,846	68,589
Reata Pharmaceuticals, Inc., Class A(x)*	1,247	113,377
Relmada Therapeutics, Inc.*	1,190	2,689
Revance Therapeutics, Inc.*	3,775	121,593
Scilex Holding Co.(r)*	3,124	21,774
SIGA Technologies, Inc.	2,069	11,897
Supernus Pharmaceuticals, Inc.*	2,150	77,895
Tarsus Pharmaceuticals, Inc.*	803	10,094
Theravance Biopharma, Inc.(x)*	3,228	35,024
Theseus Pharmaceuticals, Inc.*	601	5,337
Third Harmonic Bio, Inc.*	553	2,278
Ventyx Biosciences, Inc.(x)*	1,153	38,625
Xeris Biopharma Holdings, Inc.(x)*	5,890	9,601

		1,775,376

Total Health Care		23,120,675

Industrials (16.3%)
Aerospace & Defense (1.1%)
AAR Corp.*	1,491	81,334
Aerojet Rocketdyne Holdings, Inc.*	3,566	200,302
AeroVironment, Inc.*	1,141	104,584
AerSale Corp.*	1,097	18,890
Archer Aviation, Inc., Class A*	6,510	18,619
Astra Space, Inc.(x)*	6,347	2,697
Astronics Corp.*	1,248	16,673
Cadre Holdings, Inc.(x)	862	18,568
Ducommun, Inc.*	521	28,504
Kaman Corp.	1,172	26,792
Kratos Defense & Security Solutions, Inc.*	5,481	73,884
Maxar Technologies, Inc.	3,366	171,868
Momentus, Inc.(x)*	2,392	1,399
Moog, Inc., Class A	1,254	126,341
National Presto Industries, Inc.	214	15,427
Park Aerospace Corp.	971	13,060
Parsons Corp.*	1,580	70,689
QinetiQ Group plc	333,158	1,335,940
Redwire Corp.(x)*	1,387	4,203
Rocket Lab USA, Inc.(x)*	9,570	38,663
Senior plc	194,290	376,983
Terran Orbital Corp.(x)*	1,006	1,851
Triumph Group, Inc.*	2,830	32,800
V2X, Inc.*	552	21,925
Virgin Galactic Holdings, Inc.(x)*	11,453	46,385

		2,848,381

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,530	52,700
Forward Air Corp.	1,239	133,515
Hub Group, Inc., Class A*	1,413	118,607
Radiant Logistics, Inc.*	1,881	12,339

		317,161

Building Products (2.9%)
AAON, Inc.	1,987	192,123
American Woodmark Corp.*	712	37,074
Apogee Enterprises, Inc.	3,870	167,377
AZZ, Inc.	1,107	45,653
Caesarstone Ltd.(x)	1,105	4,564
CSW Industrials, Inc.	640	88,915
Gibraltar Industries, Inc.*	1,362	66,057
Griffon Corp.	1,967	62,964
Insteel Industries, Inc.	4,219	117,373
Janus International Group, Inc.*	3,599	35,486
JELD-WEN Holding, Inc.*	3,656	46,285
Masonite International Corp.*	16,906	1,534,558
PGT Innovations, Inc.*	2,577	64,708
Quanex Building Products Corp.	1,573	33,867
Resideo Technologies, Inc.*	6,634	121,270
Simpson Manufacturing Co., Inc.	1,938	212,482
UFP Industries, Inc.	49,613	3,942,745
View, Inc.(x)*	4,701	2,350
Zurn Elkay Water Solutions Corp.	40,698	869,309

		7,645,160

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	3,024	135,899
ACCO Brands Corp.	4,252	22,621
ACV Auctions, Inc., Class A*	5,619	72,541
Aris Water Solutions, Inc., Class A	936	7,291
Brady Corp., Class A	1,998	107,353
BrightView Holdings, Inc.*	1,914	10,757
Brink’s Co. (The)	1,984	132,531
Casella Waste Systems, Inc., Class A*	2,247	185,737
Cimpress plc*	801	35,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CompX International, Inc.	100	$1,808
CoreCivic, Inc. (REIT)*	4,998	45,982
Deluxe Corp.	1,895	30,320
Ennis, Inc.	1,285	27,101
GEO Group, Inc. (The)*	5,243	41,367
Harsco Corp.*	4,123	28,160
Healthcare Services Group, Inc.	3,376	46,825
Heritage-Crystal Clean, Inc.*	750	26,707
HNI Corp.	1,858	51,727
Interface, Inc.	2,514	20,414
KAR Auction Services, Inc.*	5,104	69,823
Kimball International, Inc., Class B	1,878	23,287
Li-Cycle Holdings Corp.(x)*	6,873	38,695
Liquidity Services, Inc.*	1,108	14,592
Matthews International Corp., Class A	1,316	47,455
MillerKnoll, Inc.	3,598	73,579
Montrose Environmental Group, Inc.*	1,202	42,875
NL Industries, Inc.	460	2,788
Pitney Bowes, Inc.	6,870	26,724
Quad/Graphics, Inc.*	1,515	6,499
Ritchie Bros Auctioneers, Inc.	26,467	1,489,827
SP Plus Corp.*	881	30,209
Steelcase, Inc., Class A	4,036	33,983
UniFirst Corp.	685	120,718
Viad Corp.*	890	18,548
VSE Corp.	476	21,372

		3,091,215

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	1,475	72,600
API Group Corp.*	9,388	211,042
Arcosa, Inc.	2,213	139,662
Argan, Inc.	580	23,473
Comfort Systems USA, Inc.	1,595	232,806
Concrete Pumping Holdings, Inc.*	1,282	8,718
Construction Partners, Inc., Class A*	1,746	47,037
Dycom Industries, Inc.*	1,321	123,712
EMCOR Group, Inc.	2,135	347,130
Fluor Corp.*	6,447	199,277
Granite Construction, Inc.	1,937	79,572
Great Lakes Dredge & Dock Corp.*	3,030	16,453
IES Holdings, Inc.*	430	18,529
MYR Group, Inc.*	731	92,113
Northwest Pipe Co.*	454	14,178
Primoris Services Corp.	55,240	1,362,218
Stantec, Inc.	29,284	1,711,971
Sterling Infrastructure, Inc.*	1,290	48,865
Tutor Perini Corp.*	1,841	11,359
WillScot Mobile Mini Holdings Corp.*	1,600	75,008

		4,835,723

Electrical Equipment (1.4%)
Allied Motion Technologies, Inc.	578	22,340
Array Technologies, Inc.*	6,831	149,462
Atkore, Inc.*	1,778	249,773
Babcock & Wilcox Enterprises, Inc.*	2,660	16,120
Blink Charging Co.(x)*	1,602	13,857
Bloom Energy Corp., Class A(x)*	8,157	162,569
Encore Wire Corp.	811	150,303
Energy Vault Holdings, Inc.(x)*	4,458	9,540
EnerSys	1,862	161,771
Enovix Corp.(x)*	4,847	72,269
ESS Tech, Inc.(x)*	3,526	4,901
Fluence Energy, Inc.(x)*	1,574	31,873
FTC Solar, Inc.(x)*	1,961	4,412
FuelCell Energy, Inc.(x)*	18,853	53,731
GrafTech International Ltd.	8,706	42,311
Heliogen, Inc.(x)*	3,875	931
NEXTracker, Inc., Class A(x)*	1,391	50,438
NuScale Power Corp.*	1,402	12,744
Powell Industries, Inc.	400	17,036
Preformed Line Products Co.	148	18,950
Regal Rexnord Corp.	15,010	2,112,357
Shoals Technologies Group, Inc., Class A*	7,367	167,894
Stem, Inc.(x)*	6,445	36,543
SunPower Corp.(x)*	3,818	52,841
Thermon Group Holdings, Inc.*	1,606	40,021
TPI Composites, Inc.*	1,651	21,546
Vicor Corp.*	1,058	49,663

		3,726,196

Ground Transportation (0.7%)
ArcBest Corp.	1,089	100,646
Bird Global, Inc., Class A(x)*	9,596	2,686
Covenant Logistics Group, Inc.	445	15,762
Daseke, Inc.*	1,924	14,873
Heartland Express, Inc.	2,071	32,970
Marten Transport Ltd.	2,553	53,485
PAM Transportation Services, Inc.*	340	9,734
Saia, Inc.*	5,088	1,384,343
TuSimple Holdings, Inc., Class A(x)*	6,262	9,205
Universal Logistics Holdings, Inc.	314	9,153
Werner Enterprises, Inc.	2,779	126,417

		1,759,274

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	1,103	21,861

Machinery (2.5%)
3D Systems Corp.*	5,547	59,464
Alamo Group, Inc.	477	87,844
Albany International Corp., Class A	1,383	123,585
Astec Industries, Inc.	1,000	41,250
Barnes Group, Inc.	2,144	86,360
Berkshire Grey, Inc.*	2,900	4,002
Blue Bird Corp.*	823	16,814
Chart Industries, Inc.*	1,934	242,524
CIRCOR International, Inc.*	809	25,176
Columbus McKinnon Corp.	22,387	831,901
Desktop Metal, Inc., Class A(x)*	11,644	26,781
Douglas Dynamics, Inc.	1,026	32,719
Energy Recovery, Inc.*	2,638	60,806
Enerpac Tool Group Corp.	2,539	64,744
EnPro Industries, Inc.	926	96,202
ESCO Technologies, Inc.	1,186	113,204
Evoqua Water Technologies Corp.*	5,321	264,560
Fathom Digital Manufacturing C(x)*	454	247
Federal Signal Corp.	2,729	147,939
Franklin Electric Co., Inc.	2,082	195,916
Gorman-Rupp Co. (The)	1,032	25,800
Greenbrier Cos., Inc. (The)	30,862	992,831
Helios Technologies, Inc.	1,425	93,195
Hillenbrand, Inc.	3,056	145,252
Hillman Solutions Corp.*	5,960	50,183
Hydrofarm Holdings Group, Inc.(x)*	1,814	3,138
Hyliion Holdings Corp.*	5,445	10,781
Hyster-Yale Materials Handling, Inc.	526	26,242
Hyzon Motors, Inc.(x)*	3,842	3,132
John Bean Technologies Corp.	1,447	158,143
Kadant, Inc.	511	106,554
Kennametal, Inc.	3,671	101,246
Lightning eMotors, Inc.(x)*	1,684	482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lindsay Corp.	510	$77,076
Luxfer Holdings plc	1,188	20,077
Manitowoc Co., Inc. (The)*	1,705	29,138
Markforged Holding Corp.*	4,762	4,566
Microvast Holdings, Inc.(x)*	7,547	9,358
Miller Industries, Inc.	551	19,478
Mueller Industries, Inc.	2,532	186,051
Mueller Water Products, Inc., Class A	6,874	95,824
Nikola Corp.(x)*	16,053	19,424
Omega Flex, Inc.	149	16,605
Proterra, Inc.(x)*	10,813	16,436
Proto Labs, Inc.*	1,376	45,614
RBC Bearings, Inc.*	1,293	300,920
REV Group, Inc.	24,557	294,438
Sarcos Technology & Robotics Corp.(x)*	4,838	2,297
Shyft Group, Inc. (The)	1,512	34,398
SPX Technologies, Inc.*	1,917	135,302
Standex International Corp.	533	65,261
Tennant Co.	913	62,568
Terex Corp.	3,039	147,027
Timken Co. (The)	5,471	447,090
Titan International, Inc.*	2,240	23,475
Trinity Industries, Inc.	3,597	87,623
Velo3D, Inc.(x)*	2,836	6,438
Wabash National Corp.	2,298	56,508
Watts Water Technologies, Inc., Class A	1,238	208,380
Xos, Inc.(x)*	2,210	1,160

		6,651,549

Marine Transportation (0.1%)
Costamare, Inc.	2,793	26,282
Eagle Bulk Shipping, Inc.(x)	601	27,346
Eneti, Inc.	966	9,032
Genco Shipping & Trading Ltd.	1,539	24,101
Golden Ocean Group Ltd.(x)	5,516	52,512
Matson, Inc.	1,718	102,513
Safe Bulkers, Inc.	2,881	10,631

		252,417

Passenger Airlines (0.1%)
Allegiant Travel Co.*	682	62,730
Blade Air Mobility, Inc.(x)*	2,500	8,450
Frontier Group Holdings, Inc.(x)*	1,633	16,069
Hawaiian Holdings, Inc.*	2,280	20,885
Joby Aviation, Inc.(x)*	11,274	48,929
SkyWest, Inc.*	2,476	54,893
Spirit Airlines, Inc.	4,864	83,515
Sun Country Airlines Holdings, Inc.*	1,616	33,128
Wheels Up Experience, Inc.(x)*	6,663	4,216

		332,815

Professional Services (1.2%)
Alight, Inc., Class A*	17,531	161,461
ASGN, Inc.*	2,245	185,594
Atlas Technical Consultants, Inc.(x)*	700	8,533
Barrett Business Services, Inc.	307	27,212
CBIZ, Inc.*	2,201	108,928
Conduent, Inc.*	7,297	25,029
CRA International, Inc.	304	32,777
CSG Systems International, Inc.	1,362	73,139
ExlService Holdings, Inc.*	1,465	237,081
Exponent, Inc.	2,297	228,988
First Advantage Corp.*	2,648	36,966
Forrester Research, Inc.*	541	17,501
Franklin Covey Co.*	533	20,505
Heidrick & Struggles International, Inc.	894	27,142
HireRight Holdings Corp.*	928	9,846
Huron Consulting Group, Inc.*	863	69,359
IBEX Holdings Ltd.*	303	7,393
ICF International, Inc.	7,781	853,576
Insperity, Inc.	1,648	200,314
Kelly Services, Inc., Class A	1,454	24,122
Kforce, Inc.	866	54,766
Korn Ferry	2,448	126,660
Legalzoom.com, Inc.*	4,200	39,396
Maximus, Inc.	2,732	215,008
NV5 Global, Inc.*	633	65,813
Planet Labs PBC*	8,776	34,490
Red Violet, Inc.*	592	10,419
Resources Connection, Inc.	1,405	23,969
Skillsoft Corp.*	3,613	7,226
Spire Global, Inc.(x)*	5,119	3,420
Sterling Check Corp.*	1,111	12,388
TriNet Group, Inc.*	1,722	138,810
TrueBlue, Inc.*	1,478	26,308
TTEC Holdings, Inc.	825	30,715
Upwork, Inc.*	5,388	60,992
Verra Mobility Corp.*	6,496	109,912
Willdan Group, Inc.*	459	7,170

		3,322,928

Trading Companies & Distributors (3.3%)
Alta Equipment Group, Inc.	939	14,883
Applied Industrial Technologies, Inc.	1,732	246,169
Beacon Roofing Supply, Inc.*	2,249	132,354
BlueLinx Holdings, Inc.*	402	27,320
Boise Cascade Co.	1,730	109,422
Custom Truck One Source, Inc.(x)*	2,807	19,060
Distribution Solutions Group, Inc.*	252	11,456
DXP Enterprises, Inc.*	654	17,606
GATX Corp.	1,585	174,382
Global Industrial Co.	569	15,272
GMS, Inc.*	1,961	113,522
H&E Equipment Services, Inc.	1,414	62,541
Herc Holdings, Inc.	19,674	2,240,869
Hudson Technologies, Inc.*	2,392	20,882
Karat Packaging, Inc.	238	3,173
McGrath RentCorp	35,607	3,322,489
MRC Global, Inc.*	4,070	39,560
NOW, Inc.*	4,962	55,326
Rush Enterprises, Inc., Class A	1,923	104,996
Rush Enterprises, Inc., Class B	287	17,188
Textainer Group Holdings Ltd.	1,903	61,105
Titan Machinery, Inc.*	928	28,258
Transcat, Inc.*	312	27,890
Triton International Ltd.	2,634	166,521
Univar Solutions, Inc.*	49,267	1,725,823
Veritiv Corp.	609	82,300
Xometry, Inc., Class A(x)*	1,667	24,955

		8,865,322

Total Industrials		43,670,002

Information Technology (11.5%)
Communications Equipment (1.0%)
ADTRAN Holdings, Inc.	3,543	56,192
Aviat Networks, Inc.*	434	14,956
Calix, Inc.*	2,605	139,602
Cambium Networks Corp.*	453	8,027
Casa Systems, Inc.*	1,818	2,309
Clearfield, Inc.*	510	23,756
CommScope Holding Co., Inc.*	9,137	58,203
Comtech Telecommunications Corp.	1,177	14,689
Digi International, Inc.*	1,496	50,385
DZS, Inc.*	866	6,833
Extreme Networks, Inc.*	5,663	108,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Harmonic, Inc.*	4,399	$64,181
Infinera Corp.(x)*	8,896	69,033
Inseego Corp.(x)*	4,006	2,333
NETGEAR, Inc.*	1,246	23,063
NetScout Systems, Inc.*	65,041	1,863,425
Ondas Holdings, Inc.(x)*	1,448	1,564
Ribbon Communications, Inc.*	3,750	12,825
Viavi Solutions, Inc.*	10,446	113,130

		2,632,782

Electronic Equipment, Instruments & Components (3.5%)
908 Devices, Inc.*	903	7,766
Advanced Energy Industries, Inc.	1,701	166,698
Aeva Technologies, Inc.(x)*	5,085	6,051
AEye, Inc.(x)*	1,912	602
Akoustis Technologies, Inc.(x)*	2,128	6,554
Arlo Technologies, Inc.*	4,223	25,591
Badger Meter, Inc.	1,326	161,533
Belden, Inc.	1,943	168,594
Benchmark Electronics, Inc.	56,276	1,333,178
Cepton, Inc.*	2,240	1,040
Coherent Corp.*	76,237	2,903,105
CTS Corp.	3,136	155,107
ePlus, Inc.*	1,177	57,720
Evolv Technologies Holdings, Inc.(x)*	3,586	11,188
Fabrinet*	1,673	198,686
FARO Technologies, Inc.*	969	23,847
Focus Universal, Inc.(x)*	1,134	2,835
Identiv, Inc.*	1,074	6,594
Insight Enterprises, Inc.*	1,448	207,006
Itron, Inc.*	2,084	115,558
Kimball Electronics, Inc.*	1,049	25,281
Knowles Corp.*	144,327	2,453,559
Lightwave Logic, Inc.(x)*	4,960	25,941
Methode Electronics, Inc.	1,599	70,164
MicroVision, Inc.(x)*	7,381	19,707
Mirion Technologies, Inc.*	6,011	51,334
Napco Security Technologies, Inc.*	1,326	49,831
nLight, Inc.*	2,029	20,655
Novanta, Inc.*	1,613	256,612
OSI Systems, Inc.*	702	71,857
Ouster, Inc.(x)*	12,890	10,785
PAR Technology Corp.*	1,161	39,428
PC Connection, Inc.	493	22,165
Plexus Corp.*	1,250	121,963
Rogers Corp.*	821	134,176
Sanmina Corp.*	2,586	157,720
ScanSource, Inc.*	1,105	33,636
SmartRent, Inc.(x)*	5,265	13,426
TTM Technologies, Inc.*	4,542	61,272
Vishay Intertechnology, Inc.	5,937	134,295
Vishay Precision Group, Inc.*	544	22,718

		9,355,778

IT Services (0.2%)
BigCommerce Holdings, Inc.*	2,879	25,738
Brightcove, Inc.*	2,128	9,470
Cerberus Cyber Sentinel Corp.(x)*	2,056	695
Cyxtera Technologies, Inc.(x)*	1,989	607
DigitalOcean Holdings, Inc.(x)*	3,231	126,558
Edgio, Inc.*	5,988	4,737
Fastly, Inc., Class A*	5,048	89,653
Grid Dynamics Holdings, Inc.*	2,569	29,441
Hackett Group, Inc. (The)	1,241	22,934
Information Services Group, Inc.	1,713	8,719
Perficient, Inc.*	1,567	113,122
PFSweb, Inc.	745	3,159
Rackspace Technology, Inc.*	2,614	4,914
Squarespace, Inc., Class A*	1,411	44,827
Tucows, Inc., Class A*	375	7,294
Unisys Corp.*	3,195	12,397

		504,265

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A*	2,122	24,827
Alpha & Omega Semiconductor Ltd.*	997	26,869
Ambarella, Inc.*	1,656	128,208
Amkor Technology, Inc.	4,462	116,101
Atomera, Inc.(x)*	1,021	6,504
Axcelis Technologies, Inc.*	1,474	196,410
AXT, Inc.*	1,763	7,017
CEVA, Inc.*	1,063	32,347
Cohu, Inc.*	52,812	2,027,453
Credo Technology Group Holding Ltd.*	4,311	40,610
Diodes, Inc.*	2,027	188,025
FormFactor, Inc.*	3,587	114,246
Ichor Holdings Ltd.*	1,228	40,205
Impinj, Inc.*	973	131,861
indie Semiconductor, Inc., Class A(x)*	4,375	46,156
Kulicke & Soffa Industries, Inc.	2,536	133,622
MACOM Technology Solutions Holdings, Inc.*	2,447	173,345
MaxLinear, Inc.*	3,185	112,144
Onto Innovation, Inc.*	23,564	2,070,804
PDF Solutions, Inc.*	1,397	59,233
Photronics, Inc.*	2,599	43,091
Power Integrations, Inc.	2,580	218,371
Rambus, Inc.*	4,848	248,508
Rigetti Computing, Inc.*	1,401	1,013
Semtech Corp.*	2,833	68,389
Silicon Laboratories, Inc.*	1,428	250,029
SiTime Corp.*	759	107,953
SkyWater Technology, Inc.(x)*	409	4,654
SMART Global Holdings, Inc.*	2,101	36,221
Synaptics, Inc.*	1,819	202,182
Transphorm, Inc.*	915	3,651
Ultra Clean Holdings, Inc.*	2,119	70,266
Veeco Instruments, Inc.*	2,289	48,367

		6,978,682

Software (4.0%)
8x8, Inc.*	4,741	19,770
A10 Networks, Inc.	3,095	47,942
ACI Worldwide, Inc.*	209,220	5,644,756
Adeia, Inc.	4,562	40,419
Agilysys, Inc.*	862	71,124
Alarm.com Holdings, Inc.*	2,216	111,420
Alkami Technology, Inc.*	1,588	20,104
Altair Engineering, Inc., Class A*	2,345	169,098
American Software, Inc., Class A	1,376	17,351
Amplitude, Inc., Class A*	2,498	31,075
Appfolio, Inc., Class A*	896	111,534
Appian Corp., Class A*	1,894	84,056
Applied Digital Corp.(x)*	3,842	8,606
Arteris, Inc.*	924	3,908
Asana, Inc., Class A*	3,224	68,123
AvePoint, Inc.(x)*	5,585	23,010
Blackbaud, Inc.*	2,122	147,055
Blackline, Inc.*	2,511	168,614
Blend Labs, Inc., Class A(x)*	8,219	8,188
Box, Inc., Class A*	6,342	169,902
C3.ai, Inc., Class A(x)*	2,564	86,073
Cerence, Inc.*	1,720	48,315
Cipher Mining, Inc.(x)*	3,003	6,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cleanspark, Inc.(x)*	1,702	$4,732
Clear Secure, Inc., Class A	2,912	76,207
CommVault Systems, Inc.*	2,038	115,636
Consensus Cloud Solutions, Inc.*	918	31,295
Couchbase, Inc.*	1,126	15,832
CS Disco, Inc.*	1,040	6,906
Cvent Holding Corp.(x)*	2,002	16,737
Digimarc Corp.(x)*	505	9,923
Digital Turbine, Inc.*	4,132	51,072
Domo, Inc., Class B*	1,316	18,674
E2open Parent Holdings, Inc.*	8,722	50,762
Ebix, Inc.	1,154	15,221
eGain Corp.*	1,063	8,068
Enfusion, Inc., Class A*	1,047	10,993
EngageSmart, Inc.*	1,556	29,953
Envestnet, Inc.*	2,407	141,219
Everbridge, Inc.*	1,776	61,574
EverCommerce, Inc.(x)*	1,085	11,479
ForgeRock, Inc., Class A(x)*	1,974	40,664
Greenidge Generation Holdings, Inc.(x)*	522	236
Instructure Holdings, Inc.(x)*	767	19,865
Intapp, Inc.*	663	29,729
InterDigital, Inc.	1,306	95,207
IronNet, Inc.(x)*	2,763	971
Kaleyra, Inc.(x)*	632	1,043
Latch, Inc.*	3,810	2,904
LivePerson, Inc.*	3,115	13,737
LiveRamp Holdings, Inc.*	3,113	68,268
LiveVox Holdings, Inc.(x)*	1,001	3,093
Marathon Digital Holdings, Inc.(x)*	5,281	46,050
Matterport, Inc.*	9,784	26,710
MeridianLink, Inc.(x)*	1,097	18,978
MicroStrategy, Inc., Class A(x)*	436	127,451
Mitek Systems, Inc.*	1,848	17,722
Model N, Inc.*	1,597	53,452
Momentive Global, Inc.*	6,373	59,396
N-able, Inc.*	2,994	39,521
NextNav, Inc.(x)*	3,167	6,429
Olo, Inc., Class A*	4,008	32,705
ON24, Inc.*	1,827	16,005
OneSpan, Inc.*	1,741	30,467
PagerDuty, Inc.*	3,987	139,465
Porch Group, Inc.(x)*	3,710	5,305
PowerSchool Holdings, Inc., Class A*	1,996	39,561
Progress Software Corp.	1,992	114,440
PROS Holdings, Inc.*	1,789	49,019
Q2 Holdings, Inc.*	2,446	60,221
Qualys, Inc.*	1,756	228,315
Rapid7, Inc.*	2,726	125,151
Rimini Street, Inc.*	2,281	9,398
Riot Platforms, Inc.(x)*	7,589	75,814
Sapiens International Corp. NV	1,367	29,691
SecureWorks Corp., Class A*	567	4,859
ShotSpotter, Inc.*	440	17,301
SolarWinds Corp.*	2,086	17,940
Sprout Social, Inc., Class A*	2,135	129,979
SPS Commerce, Inc.*	1,649	251,143
Sumo Logic, Inc.*	5,026	60,211
Telos Corp.*	2,599	6,575
Tenable Holdings, Inc.*	5,084	241,541
Terawulf, Inc.(x)*	962	902
Upland Software, Inc.*	1,436	6,175
Varonis Systems, Inc.*	4,979	129,504
Verint Systems, Inc.*	2,928	109,039
Veritone, Inc.(x)*	1,365	7,958
Viant Technology, Inc., Class A*	614	2,671
Weave Communications, Inc.(x)*	1,400	6,958
WM Technology, Inc.(x)*	3,158	2,682
Workiva, Inc.*	2,173	222,537
Xperi, Inc.*	1,991	21,762
Yext, Inc.*	5,206	50,030
Zeta Global Holdings Corp., Class A*	5,475	59,294
Zuora, Inc., Class A*	5,457	53,915

		10,813,682

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	1,534	49,057
CompoSecure, Inc.(x)*	350	2,576
Corsair Gaming, Inc.(x)*	1,755	32,204
Diebold Nixdorf, Inc.(x)*	3,448	4,138
Eastman Kodak Co.*	2,333	9,565
IonQ, Inc.(x)*	5,271	32,417
Super Micro Computer, Inc.*	2,097	223,435
Turtle Beach Corp.*	714	7,154
Xerox Holdings Corp.	5,374	82,760

		443,306

Total Information Technology		30,728,495

Materials (7.7%)
Chemicals (3.8%)
AdvanSix, Inc.	1,296	49,598
American Vanguard Corp.	1,295	28,335
Amyris, Inc.(x)*	8,932	12,148
Ashland, Inc.	7,111	730,371
Aspen Aerogels, Inc.*	2,267	16,889
Avient Corp.	44,754	1,842,075
Balchem Corp.	1,442	182,384
Cabot Corp.	2,517	192,903
Chase Corp.	320	33,514
Danimer Scientific, Inc.(x)*	4,358	15,035
Diversey Holdings Ltd.*	3,468	28,056
Ecovyst, Inc.*	3,813	42,134
Elementis plc*	1,342,387	1,973,223
FutureFuel Corp.	1,238	9,136
Hawkins, Inc.	879	38,483
HB Fuller Co.	2,390	163,595
Ingevity Corp.*	1,716	122,728
Innospec, Inc.	1,133	116,325
Intrepid Potash, Inc.*	495	13,662
Koppers Holdings, Inc.	889	31,088
Kronos Worldwide, Inc.	1,106	10,186
Livent Corp.*	7,358	159,816
LSB Industries, Inc.*	3,235	33,418
Mativ Holdings, Inc.	2,382	51,142
Minerals Technologies, Inc.	27,623	1,668,982
Origin Materials, Inc.(x)*	4,668	19,932
Orion Engineered Carbons SA	2,648	69,086
Perimeter Solutions SA(x)*	5,139	41,523
PureCycle Technologies, Inc.(x)*	4,731	33,117
Quaker Chemical Corp.	623	123,323
Rayonier Advanced Materials, Inc.*	2,704	16,954
Sensient Technologies Corp.	1,906	145,923
Stepan Co.	983	101,278
Trinseo plc	1,532	31,942
Tronox Holdings plc	146,000	2,099,480
Valhi, Inc.	115	2,002

		10,249,786

Construction Materials (0.8%)
Summit Materials, Inc., Class A*	76,927	2,191,650
United States Lime & Minerals, Inc.	93	14,200

		2,205,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Cryptyde, Inc.(x)*	809	$67
Greif, Inc., Class A	1,164	73,762
Greif, Inc., Class B	236	18,059
Myers Industries, Inc.	1,606	34,417
O-I Glass, Inc.*	7,125	161,809
Pactiv Evergreen, Inc.	2,010	16,080
Ranpak Holdings Corp.*	1,818	9,490
TriMas Corp.	1,834	51,095

		364,779

Metals & Mining (2.8%)
5E Advanced Materials, Inc.(x)*	2,027	10,986
Alcoa Corp.	41,455	1,764,325
Alpha Metallurgical Resources, Inc.	701	109,356
Arconic Corp.*	105,736	2,773,455
ATI, Inc.*	5,634	222,318
Carpenter Technology Corp.	2,123	95,025
Century Aluminum Co.*	2,461	24,610
Coeur Mining, Inc.*	12,606	50,298
Commercial Metals Co.	21,136	1,033,550
Compass Minerals International, Inc.	1,511	51,812
Constellium SE*	5,977	91,329
Dakota Gold Corp.(x)*	2,064	7,472
Haynes International, Inc.	536	26,848
Hecla Mining Co.	25,163	159,282
Hycroft Mining Holding Corp.(x)*	6,513	2,816
Ivanhoe Electric, Inc.(x)*	2,091	25,406
Kaiser Aluminum Corp.	693	51,719
Materion Corp.	954	110,664
Novagold Resources, Inc.*	10,449	64,993
Olympic Steel, Inc.	449	23,442
Piedmont Lithium, Inc.(x)*	773	46,419
PolyMet Mining Corp.*	1,501	3,227
Ramaco Resources, Inc.	1,004	8,845
Ryerson Holding Corp.	14,169	515,468
Schnitzer Steel Industries, Inc., Class A	1,107	34,428
SunCoke Energy, Inc.	3,648	32,759
TimkenSteel Corp.*	2,218	40,678
Tredegar Corp.	1,302	11,887
Warrior Met Coal, Inc.	2,307	84,690
Worthington Industries, Inc.	1,369	88,506

		7,566,613

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	732	24,464
Glatfelter Corp.	2,017	6,434
Sylvamo Corp.	1,588	73,461

		104,359

Total Materials		20,491,387

Real Estate (4.5%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	80,835	1,528,590
American Assets Trust, Inc. (REIT)	2,162	40,191
Armada Hoffler Properties, Inc. (REIT)	2,939	34,710
Broadstone Net Lease, Inc. (REIT)	7,882	134,073
CTO Realty Growth, Inc. (REIT)	870	15,016
Empire State Realty Trust, Inc. (REIT), Class A	5,826	37,811
Essential Properties Realty Trust, Inc. (REIT)	6,360	158,046
Gladstone Commercial Corp. (REIT)	1,744	22,027
Global Net Lease, Inc. (REIT)	4,572	58,796
iStar, Inc. (REIT)(x)	1,694	49,749
One Liberty Properties, Inc. (REIT)	714	16,372

		2,095,381

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	4,525	88,599
Community Healthcare Trust, Inc. (REIT)	1,007	36,856
Diversified Healthcare Trust (REIT)(x)	11,373	15,354
Global Medical REIT, Inc. (REIT)	2,672	24,342
LTC Properties, Inc. (REIT)	1,899	66,712
National Health Investors, Inc. (REIT)	1,922	99,137
Physicians Realty Trust (REIT)	10,374	154,884
Sabra Health Care REIT, Inc. (REIT)	10,527	121,060
Universal Health Realty Income Trust (REIT)	578	27,808

		634,752

Hotel & Resort REITs (1.1%)
Apple Hospitality REIT, Inc. (REIT)	9,784	151,847
Ashford Hospitality Trust, Inc. (REIT)*	1,470	4,719
Braemar Hotels & Resorts, Inc. (REIT)	2,943	11,360
Chatham Lodging Trust (REIT)	2,379	24,956
DiamondRock Hospitality Co. (REIT)	9,184	74,666
Hersha Hospitality Trust (REIT), Class A	1,375	9,240
Pebblebrook Hotel Trust (REIT)(x)	6,085	85,433
RLJ Lodging Trust (REIT)	7,628	80,857
Ryman Hospitality Properties, Inc. (REIT)	2,450	219,838
Service Properties Trust (REIT)	7,221	71,921
Summit Hotel Properties, Inc. (REIT)	4,586	32,102
Sunstone Hotel Investors, Inc. (REIT)	229,602	2,268,468
Xenia Hotels & Resorts, Inc. (REIT)	4,909	64,259

		3,099,666

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)	234	15,512
Industrial Logistics Properties Trust (REIT)	2,845	8,734
Innovative Industrial Properties, Inc. (REIT)	1,265	96,127
LXP Industrial Trust (REIT)	11,915	122,844
Plymouth Industrial REIT, Inc. (REIT)	1,720	36,137
STAG Industrial, Inc. (REIT)	41,424	1,400,960
Terreno Realty Corp. (REIT)	3,588	231,785

		1,912,099

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	7,431	35,149
City Office REIT, Inc. (REIT)	1,704	11,758
Corporate Office Properties Trust (REIT)	5,135	121,751
Easterly Government Properties, Inc. (REIT)	4,114	56,526
Equity Commonwealth (REIT)	4,786	99,118
Franklin Street Properties Corp. (REIT)	4,867	7,641
Highwoods Properties, Inc. (REIT)	25,015	580,098
Office Properties Income Trust (REIT)	2,105	25,891
Orion Office REIT, Inc. (REIT)	2,521	16,891
Paramount Group, Inc. (REIT)	8,285	37,779
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	39,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Postal Realty Trust, Inc. (REIT), Class A	804	$12,237

		1,044,777

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.(x)*	67	1,763
Anywhere Real Estate, Inc.*	4,700	24,816
Compass, Inc., Class A*	13,685	44,203
Cushman & Wakefield plc*	32,171	339,082
DigitalBridge Group, Inc.	7,422	88,990
Doma Holdings, Inc.(x)*	5,876	2,395
Douglas Elliman, Inc.	3,339	10,384
eXp World Holdings, Inc.(x)	3,153	40,012
Forestar Group, Inc.*	848	13,195
FRP Holdings, Inc.*	293	16,959
Kennedy-Wilson Holdings, Inc.	5,546	92,008
Marcus & Millichap, Inc.	1,139	36,573
Newmark Group, Inc., Class A	5,916	41,885
Offerpad Solutions, Inc.(x)*	3,015	1,589
RE/MAX Holdings, Inc., Class A	778	14,595
Redfin Corp.*	4,947	44,820
RMR Group, Inc. (The), Class A	843	22,120
St Joe Co. (The)	1,643	68,365
Stratus Properties, Inc.	244	4,880
Tejon Ranch Co.*	924	16,882
Transcontinental Realty Investors, Inc.*	56	2,374

		927,890

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	6,557	50,423
Bluerock Homes Trust, Inc. (REIT)*	160	3,171
BRT Apartments Corp. (REIT)	500	9,860
Centerspace (REIT)	660	36,056
Clipper Realty, Inc. (REIT)	606	3,479
Elme Communities (REIT)	3,828	68,368
Independence Realty Trust, Inc. (REIT)	10,187	163,298
NexPoint Residential Trust, Inc. (REIT)	991	43,277
UMH Properties, Inc. (REIT)	2,380	35,200
Veris Residential, Inc. (REIT)*	3,836	56,159

		469,291

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	3,846	53,652
Agree Realty Corp. (REIT)(x)	3,935	269,980
Alexander’s, Inc. (REIT)	94	18,213
CBL & Associates Properties, Inc. (REIT)(x)	1,157	29,665
Getty Realty Corp. (REIT)	1,852	66,728
InvenTrust Properties Corp. (REIT)	2,967	69,428
Kite Realty Group Trust (REIT)	9,869	206,459
Macerich Co. (The) (REIT)	9,431	99,969
Necessity Retail REIT, Inc. (The) (REIT)	5,691	35,740
NETSTREIT Corp. (REIT)	2,413	44,110
Phillips Edison & Co., Inc. (REIT)	5,285	172,397
Retail Opportunity Investments Corp. (REIT)	5,441	75,956
RPT Realty (REIT)	3,512	33,399
Saul Centers, Inc. (REIT)	517	20,163
SITE Centers Corp. (REIT)	8,666	106,418
Tanger Factory Outlet Centers, Inc. (REIT)	4,715	92,555
Urban Edge Properties (REIT)	5,162	77,740
Urstadt Biddle Properties, Inc. (REIT), Class A	1,288	22,630
Whitestone REIT (REIT)	2,031	18,685

		1,513,887

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	2,494	26,686
Four Corners Property Trust, Inc. (REIT)	3,929	105,533
Gladstone Land Corp. (REIT)	1,411	23,493
Outfront Media, Inc. (REIT)	6,411	104,050
PotlatchDeltic Corp. (REIT)	3,619	179,140
Uniti Group, Inc. (REIT)	10,621	37,705

		476,607

Total Real Estate		12,174,350

Utilities (2.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	2,601	167,426
IDACORP, Inc.	13,743	1,488,779
MGE Energy, Inc.	1,671	129,787
Otter Tail Corp.(x)	1,888	136,446
PNM Resources, Inc.	3,859	187,856
Portland General Electric Co.	4,049	197,956
Via Renewables, Inc.	114	2,099

		2,310,349

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A(x)	4,449	204,921
Chesapeake Utilities Corp.	762	97,528
New Jersey Resources Corp.	4,320	229,824
Northwest Natural Holding Co.	1,659	78,902
ONE Gas, Inc.	2,446	193,797
Southwest Gas Holdings, Inc.	3,031	189,286
Spire, Inc.	2,324	163,005

		1,157,263

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc.(x)*	4,144	22,709
Clearway Energy, Inc., Class A	1,690	50,751
Clearway Energy, Inc., Class C	3,634	113,853
Montauk Renewables, Inc.*	2,861	22,516
Ormat Technologies, Inc.	2,376	201,413
Sunnova Energy International, Inc.(x)*	4,580	71,540

		482,782

Multi-Utilities (0.7%)
Avista Corp.	3,230	137,113
Black Hills Corp.	24,082	1,519,574
NorthWestern Corp.	2,614	151,246
Unitil Corp.	671	38,274

		1,846,207

Water Utilities (0.2%)
American States Water Co.	1,670	148,446
Artesian Resources Corp., Class A	360	19,930
California Water Service Group	2,383	138,691
Global Water Resources, Inc.	270	3,356
Middlesex Water Co.	769	60,074
Pure Cycle Corp.*	795	7,513
SJW Group	1,248	95,010
York Water Co. (The)	624	27,893

		500,913

Total Utilities		6,297,514

Total Common Stocks (89.1%) (Cost $203,757,750)		238,230,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	1,038	$—
Oncternal Therapeutics, Inc., CVR(r)*	36	—

Total Health Care		—

Materials (0.0%)†
Metals & Mining (0.0%)†
PolyMet Mining Corp., expiring 4/4/23*	1,501	4

Total Materials		4

Total Rights (0.0%)† (Cost $2,635)		4

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.0%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	15,063,266	15,067,785

Total Investment Companies		16,067,785

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,793,427, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,828,564.(xx)	$1,792,710	1,792,710
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,400,963, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,544,133.(xx)	1,400,000	1,400,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $800,327, collateralized by various Common Stocks; total market value $889,393.(xx)	800,000	800,000

Total Repurchase Agreements		3,992,710

Total Short-Term Investments (7.5%) (Cost $20,058,633)		20,060,495

Total Investments in Securities (96.6%) (Cost $223,819,018)		258,290,525
Other Assets Less Liabilities (3.4%)		8,970,238

Net Assets (100%)		$267,260,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $69,581 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $6,626,826. This was collateralized by $1,816,546 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $4,992,710 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	1,172	66,406	—	—	—	3,457	69,863	234	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)(x)	3,895	48,259	—	—	—	(234)	48,025	—	—

Total		114,665	—	—	—	3,223	117,888	234	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	274	6/2023	USD	24,844,950	557,463

					557,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,871,043	$—	$—		$2,871,043
Consumer Discretionary	28,133,725	1,393,180	—		29,526,905
Consumer Staples	5,980,507	4,185,104	—	(a)	10,165,611
Energy	17,402,506	725,899	—		18,128,405
Financials	41,055,639	—	—		41,055,639
Health Care	23,098,901	—	21,774		23,120,675
Industrials	41,957,079	1,712,923	—		43,670,002
Information Technology	30,728,495	—	—		30,728,495
Materials	18,518,164	1,973,223	—		20,491,387
Real Estate	12,174,350	—	—		12,174,350
Utilities	6,297,514	—	—		6,297,514
Futures	557,463	—	—		557,463
Rights
Health Care	—	—	—	(a)	—	(a)
Materials	4	—	—		4
Short-Term Investments
Investment Companies	16,067,785	—	—		16,067,785
Repurchase Agreements	—	3,992,710	—		3,992,710

Total Assets	$244,843,175	$13,983,039	$21,774		$258,847,988

Total Liabilities	$—	$—	$—		$—

Total	$244,843,175	$13,983,039	$21,774		$258,847,988

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,798,288
Aggregate gross unrealized depreciation	(31,174,041)

Net unrealized appreciation	$35,624,247

Federal income tax cost of investments in securities and derivative instruments, if applicable	$223,223,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.0%)
Ampol Ltd.	7,417	$151,817
ANZ Group Holdings Ltd.	86,097	1,326,258
APA Group	34,011	230,797
Aristocrat Leisure Ltd.	16,945	423,719
ASX Ltd.	5,637	245,431
Aurizon Holdings Ltd.	49,321	111,036
BHP Group Ltd. (ASE Stock Exchange)	80,840	2,564,072
BHP Group Ltd. (London Stock Exchange)	64,737	2,048,509
BlueScope Steel Ltd.	13,912	188,510
Brambles Ltd.	39,855	358,773
Cochlear Ltd.	1,906	302,128
Coles Group Ltd.	38,007	458,257
Commonwealth Bank of Australia	48,897	3,219,503
Dexus (REIT)	30,449	154,278
EBOS Group Ltd.	4,628	134,853
Endeavour Group Ltd.	39,384	178,608
Flutter Entertainment plc*	4,800	873,025
Fortescue Metals Group Ltd.	48,664	731,804
Glencore plc	296,330	1,704,523
Goodman Group (REIT)	48,535	617,274
GPT Group (The) (REIT)	53,223	152,407
IDP Education Ltd.(x)	6,377	117,007
IGO Ltd.	20,443	175,496
Insurance Australia Group Ltd.	70,481	221,323
Lendlease Corp. Ltd.(x)	21,425	104,408
Lottery Corp. Ltd. (The)	62,410	214,369
Macquarie Group Ltd.	10,551	1,242,934
Medibank Pvt Ltd.	74,872	168,621
Mineral Resources Ltd.	4,839	262,210
Mirvac Group (REIT)	108,325	151,969
National Australia Bank Ltd.	91,011	1,689,527
Newcrest Mining Ltd.	26,290	470,670
Northern Star Resources Ltd.	34,680	283,893
Orica Ltd.	12,051	124,533
Origin Energy Ltd.	49,507	274,328
Pilbara Minerals Ltd.	76,100	203,017
Qantas Airways Ltd.*	24,206	107,534
QBE Insurance Group Ltd.	42,625	416,288
Ramsay Health Care Ltd.	5,289	235,447
REA Group Ltd.	1,645	153,311
Reece Ltd.(x)	6,909	80,806
Rio Tinto Ltd.	10,668	858,959
Rio Tinto plc	32,313	2,190,018
Santos Ltd.	91,605	422,777
Scentre Group (REIT)	151,100	280,355
SEEK Ltd.	9,150	147,862
Sonic Healthcare Ltd.	13,107	306,370
South32 Ltd.	137,109	406,657
Stockland (REIT)	66,198	177,343
Suncorp Group Ltd.	36,980	299,843
Telstra Group Ltd.	112,949	319,066
Transurban Group	88,355	840,847
Treasury Wine Estates Ltd.	20,269	177,807
Vicinity Ltd. (REIT)	104,710	137,143
Washington H Soul Pattinson & Co. Ltd.	6,496	131,641
Wesfarmers Ltd.	32,592	1,098,634
Westpac Banking Corp.	100,612	1,459,455
WiseTech Global Ltd.	3,984	175,036
Woodside Energy Group Ltd. (ASE Stock Exchange)	42,867	965,891
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	261,486
Woolworths Group Ltd.	34,884	884,666

		34,415,129

Austria (0.3%)
Erste Group Bank AG	10,005	330,931
Mondi plc (Johannesburg Stock Exchange)	229,356	3,621,966
Mondi plc (London Stock Exchange)	13,902	220,351
OMV AG	4,084	187,042
Verbund AG	1,855	161,279
voestalpine AG	3,612	123,014

		4,644,583

Belgium (0.2%)
Ageas SA/NV	4,503	194,664
Anheuser-Busch InBev SA/NV	24,961	1,664,444
D’ieteren Group	760	147,839
Elia Group SA/NV	1,028	135,761
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	126,151
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,221	104,258
KBC Group NV	7,149	491,503
Sofina SA	479	107,884
Solvay SA	2,109	241,553
UCB SA	3,633	324,863
Umicore SA	6,135	208,332
Warehouses De Pauw CVA (REIT)	4,545	135,148

		3,882,400

Brazil (0.9%)
Banco BTG Pactual SA*	437,105	1,690,311
Cia Brasileira de Aluminio	456,551	684,586
Itau Unibanco Holding SA (Preference)(q)*	954,462	4,679,612
Localiza Rent a Car SA	108,719	1,142,220
Lojas Renner SA*	792,546	2,595,717
Petroleo Brasileiro SA (Preference)(q)	503,603	2,325,033
Raia Drogasil SA	385,265	1,853,942
Yara International ASA	4,900	213,336

		15,184,757

Canada (0.0%)†
Canadian Pacific Railway Ltd.	7,752	596,439

Chile (0.2%)
Antofagasta plc	202,217	3,956,964

China (4.5%)
Airtac International Group	120,109	4,714,450
Alibaba Group Holding Ltd.*	328,700	4,180,311
BOC Hong Kong Holdings Ltd.	108,500	337,195
Budweiser Brewing Co. APAC Ltd.(m)	53,600	162,770
BYD Co. Ltd., Class H	122,000	3,584,717
China Construction Bank Corp., Class H	8,597,420	5,561,269
China Mengniu Dairy Co. Ltd.*	713,000	2,923,963
China Merchants Bank Co. Ltd., Class H	539,500	2,748,842
China Resources Beer Holdings Co. Ltd.	446,000	3,591,185
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)*	55,500	1,366,456
ESR Group Ltd.(m)	59,000	105,429
Hua Hong Semiconductor Ltd.(m)*	287,000	1,281,202
JD.com, Inc., Class A	50,754	1,112,359
JD.com, Inc. (ADR)	195,254	8,569,698
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	234,004	1,460,847
Kweichow Moutai Co. Ltd., Class A	10,147	2,682,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Li Ning Co. Ltd.	257,000	$2,025,720
Meituan, Class B(m)*	191,020	3,469,615
NARI Technology Co. Ltd., Class A	383,400	1,514,788
NXP Semiconductors NV	3,144	586,277
Postal Savings Bank of China Co. Ltd., Class H(m)	4,061,000	2,420,516
Prosus NV*	23,070	1,804,132
Proya Cosmetics Co. Ltd., Class A	68,480	1,815,505
Shenzhou International Group Holdings Ltd.	313,000	3,268,707
SITC International Holdings Co. Ltd.	40,000	85,967
Sungrow Power Supply Co. Ltd., Class A	114,498	1,751,001
Tencent Holdings Ltd.	208,300	10,178,235
Wilmar International Ltd.	52,600	166,927
Xinyi Glass Holdings Ltd.	56,000	100,157
Yum China Holdings, Inc.	3,961	251,088
Zijin Mining Group Co. Ltd., Class H	918,000	1,531,168

		75,352,793

Denmark (1.4%)
AP Moller - Maersk A/S, Class A	90	159,354
AP Moller - Maersk A/S, Class B	140	253,711
Carlsberg A/S, Class B	2,747	424,742
Chr Hansen Holding A/S	2,983	226,383
Coloplast A/S, Class B	3,353	441,331
Danske Bank A/S*	20,042	403,089
Demant A/S*	2,745	96,331
DSV A/S	5,380	1,038,429
Genmab A/S*	1,891	714,038
Novo Nordisk A/S, Class B	115,561	18,338,675
Novozymes A/S, Class B	6,136	314,305
Orsted A/S(m)	5,436	463,691
Pandora A/S	2,704	259,136
ROCKWOOL A/S, Class B	261	63,865
Tryg A/S	9,946	217,194
Vestas Wind Systems A/S	29,021	840,828

		24,255,102

Finland (0.3%)
Elisa OYJ	4,044	243,721
Fortum OYJ*	12,407	190,302
Kesko OYJ, Class B	7,626	164,024
Kone OYJ, Class B	9,767	509,472
Metso Outotec OYJ	18,940	206,578
Neste OYJ	12,158	599,665
Nokia OYJ	155,510	764,580
Nordea Bank Abp	96,614	1,031,134
Orion OYJ, Class B	2,897	129,538
Sampo OYJ, Class A	13,787	650,355
Stora Enso OYJ, Class R	15,656	203,732
UPM-Kymmene OYJ*	15,338	515,074
Wartsila OYJ Abp	14,734	139,335

		5,347,510

France (5.0%)
Accor SA*	5,288	172,059
Adevinta ASA*	8,280	58,717
Aeroports de Paris*	894	127,756
Air Liquide SA	15,038	2,519,307
Airbus SE	102,318	13,707,163
Alstom SA	8,925	243,852
Amundi SA(m)	1,892	119,529
Arkema SA	1,660	164,192
AXA SA	53,713	1,642,373
BioMerieux	1,289	135,997
BNP Paribas SA	31,924	1,909,366
Bollore SE	23,651	145,975
Bouygues SA	6,430	216,869
Bureau Veritas SA	8,367	240,421
Capgemini SE	4,706	875,345
Carrefour SA	16,824	340,111
Cie de Saint-Gobain	14,198	808,402
Cie Generale des Etablissements Michelin SCA	19,496	596,730
Covivio SA (REIT)	1,249	72,828
Credit Agricole SA	34,506	390,095
Danone SA	18,449	1,146,941
Dassault Aviation SA	657	130,136
Dassault Systemes SE	45,912	1,896,164
Edenred	7,172	424,343
Eiffage SA	2,366	256,120
Engie SA	52,487	830,066
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	627,767
EssilorLuxottica SA (Turquoise Stock Exchange)	12,719	2,296,115
Eurazeo SE	1,297	92,403
Gecina SA (REIT)	1,242	129,095
Getlink SE	12,702	209,673
Hermes International	910	1,843,307
Ipsen SA	1,174	129,402
Kering SA	12,141	7,923,904
Klepierre SA (REIT)	6,424	145,678
La Francaise des Jeux SAEM(m)	2,972	123,905
Legrand SA	7,668	701,387
L’Oreal SA	6,941	3,105,417
LVMH Moet Hennessy Louis Vuitton SE	25,559	23,423,746
Orange SA	57,332	681,229
Pernod Ricard SA	7,816	1,770,948
Publicis Groupe SA	6,565	512,895
Remy Cointreau SA	691	125,942
Renault SA*	5,438	222,027
Safran SA	9,822	1,458,623
Sartorius Stedim Biotech	803	246,746
SEB SA	744	84,926
Societe Generale SA	23,202	523,733
Sodexo SA	2,494	243,649
Teleperformance	1,685	406,980
Thales SA	3,166	468,060
TotalEnergies SE	71,503	4,218,875
Unibail-Rodamco-Westfield (REIT)*	3,229	173,956
Valeo	6,056	124,624
Veolia Environnement SA	19,126	590,976
Vinci SA	15,455	1,773,454
Vivendi SE	21,384	215,858
Wendel SE	835	88,439
Worldline SA(m)*	7,137	303,318

		84,157,914

Germany (2.7%)
adidas AG	4,663	823,305
Allianz SE (Registered)	15,110	3,488,024
Aroundtown SA(x)	31,542	44,913
BASF SE	26,394	1,384,261
Bayer AG (Registered)	28,232	1,798,267
Bayerische Motoren Werke AG	9,515	1,041,814
Bayerische Motoren Werke AG (Preference)(q)	1,705	174,406
Bechtle AG	2,550	121,725
Beiersdorf AG	2,936	381,956
Brenntag SE	4,517	339,098
Carl Zeiss Meditec AG	1,094	151,940
Commerzbank AG*	31,184	328,061
Continental AG	3,233	241,638
Covestro AG(m)	5,533	228,850
Daimler Truck Holding AG*	13,007	439,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Bank AG (Registered)	59,393	$602,254
Deutsche Boerse AG	5,460	1,062,633
Deutsche Lufthansa AG (Registered)*	16,490	183,474
Deutsche Post AG (Registered)	28,486	1,330,589
Deutsche Telekom AG (Registered)	93,143	2,256,008
Dr Ing hc F Porsche AG (Preference)(q)*	3,197	409,167
E.ON SE	64,518	804,782
Evonik Industries AG	5,519	115,870
Fresenius Medical Care AG & Co. KGaA(x)	6,066	257,250
Fresenius SE & Co. KGaA	11,814	318,466
GEA Group AG	4,190	190,664
Hannover Rueck SE	1,733	339,018
HeidelbergCement AG	3,984	290,595
HelloFresh SE*	4,880	116,204
Henkel AG & Co. KGaA	2,900	210,885
Henkel AG & Co. KGaA (Preference)(q)	5,264	411,357
Infineon Technologies AG	87,022	3,556,988
Knorr-Bremse AG	1,921	127,703
LEG Immobilien SE	2,081	113,944
Mercedes-Benz Group AG	23,058	1,771,265
Merck KGaA	3,714	690,508
MTU Aero Engines AG	1,552	388,112
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,026	1,408,058
Nemetschek SE	1,797	123,211
Porsche Automobil Holding SE (Preference)(q)	4,158	238,636
Puma SE	2,953	182,123
Rational AG	159	106,419
Rheinmetall AG	1,239	368,064
RWE AG	18,461	793,614
SAP SE	69,259	8,712,589
Sartorius AG (Preference)(q)	695	291,707
Scout24 SE(m)	2,479	147,072
Siemens AG (Registered)	21,984	3,558,522
Siemens Energy AG*	14,648	321,531
Siemens Healthineers AG(m)	8,104	466,095
Symrise AG	3,816	414,558
Telefonica Deutschland Holding AG	30,918	95,141
United Internet AG (Registered)	3,019	51,972
Volkswagen AG	880	150,798
Volkswagen AG (Preference)(q)	5,333	727,711
Vonovia SE	20,583	387,072
Zalando SE(m)*	6,360	266,065

		45,346,236

Hong Kong (0.7%)
AIA Group Ltd.	337,600	3,547,292
CK Asset Holdings Ltd.	58,764	356,012
CK Infrastructure Holdings Ltd.	17,500	95,549
CLP Holdings Ltd.	48,000	346,967
Futu Holdings Ltd. (ADR)(x)*	1,558	80,782
Hang Lung Properties Ltd.	63,000	118,107
Hang Seng Bank Ltd.	22,300	316,358
Henderson Land Development Co. Ltd.	39,474	136,660
HKT Trust & HKT Ltd.	118,260	157,442
Hong Kong & China Gas Co. Ltd.	332,856	294,076
Hong Kong Exchanges & Clearing Ltd.	35,128	1,559,148
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	129,430
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	8,368
Jardine Matheson Holdings Ltd.	4,700	228,420
Link REIT (REIT)	74,400	477,133
MTR Corp. Ltd.	43,500	210,417
New World Development Co. Ltd.	47,095	127,026
Power Assets Holdings Ltd.	39,000	208,974
Prudential plc	79,008	1,080,537
Sino Land Co. Ltd.	93,001	125,965
Sun Hung Kai Properties Ltd.	42,500	597,760
Swire Pacific Ltd., Class A	13,500	103,966
Swire Properties Ltd.	36,400	94,022
Techtronic Industries Co. Ltd.	39,500	431,243
WH Group Ltd.(m)	229,466	136,387
Wharf Real Estate Investment Co. Ltd.	48,100	278,193

		11,246,234

India (3.4%)
Bajaj Auto Ltd.	56,285	2,664,425
Delhivery Ltd.*	275,415	1,111,716
DLF Ltd.	1,712,505	7,460,438
Gland Pharma Ltd.(m)*	34,097	527,851
HDFC Bank Ltd.	25,969	510,551
HDFC Bank Ltd. (ADR)	79,026	5,268,663
Hindalco Industries Ltd.	519,455	2,574,399
Housing Development Finance Corp. Ltd.	34,597	1,108,563
ICICI Bank Ltd.	493,956	5,297,293
ICICI Bank Ltd. (ADR)	185,385	4,000,608
ICICI Prudential Life Insurance Co. Ltd.(m)	273,144	1,448,682
Infosys Ltd.	151,868	2,651,785
Infosys Ltd. (ADR)	57,169	997,027
Larsen & Toubro Ltd.	51,677	1,361,782
Macrotech Developers Ltd.(m)*	118,954	1,347,745
Mahindra & Mahindra Financial Services Ltd.	739,007	2,085,719
Mahindra & Mahindra Ltd.	176,462	2,492,973
MakeMyTrip Ltd.*	37,420	915,667
Max Healthcare Institute Ltd.*	532,353	2,863,316
Pidilite Industries Ltd.	31,224	895,022
Reliance Industries Ltd.	189,736	5,393,528
Star Health & Allied Insurance Co. Ltd.*	216,475	1,366,719
State Bank of India	508,831	3,251,097

		57,595,569

Indonesia (0.5%)
Bank Central Asia Tbk. PT	5,446,900	3,182,624
Bank Mandiri Persero Tbk. PT	4,846,300	3,331,871
Bank Rakyat Indonesia Persero Tbk. PT	7,412,800	2,342,177

		8,856,672

Ireland (0.2%)
AerCap Holdings NV*	4,642	261,020
AIB Group plc	32,077	130,648
Bank of Ireland Group plc	31,059	314,291
CRH plc	21,696	1,096,476
Kerry Group plc, Class A	4,536	452,055
Kingspan Group plc	4,430	304,108
Smurfit Kappa Group plc	7,104	257,904

		2,816,502

Israel (0.3%)
Azrieli Group Ltd.	1,321	76,116
Bank Hapoalim BM	37,550	312,692
Bank Leumi Le-Israel BM	47,137	356,482
Bezeq The Israeli Telecommunication Corp. Ltd.	61,825	84,283
Check Point Software Technologies Ltd.*	2,883	374,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Elbit Systems Ltd.	807	$137,096
First International Bank of Israel Ltd. (The)	1,588	56,188
ICL Group Ltd.	21,497	145,421
Israel Discount Bank Ltd., Class A	36,231	178,218
Mizrahi Tefahot Bank Ltd.	4,152	130,289
Nice Ltd.*	1,858	422,935
Nice Ltd. (ADR)*	7,890	1,805,942
Teva Pharmaceutical Industries Ltd. (ADR)*	31,914	282,439
Tower Semiconductor Ltd.*	3,333	142,030
Wix.com Ltd.*	1,647	164,371

		4,669,292

Italy (0.7%)
Amplifon SpA	3,875	134,697
Assicurazioni Generali SpA	31,802	634,838
Brunello Cucinelli SpA	23,200	2,304,947
Coca-Cola HBC AG*	5,312	145,310
Davide Campari-Milano NV	14,233	173,601
DiaSorin SpA	734	77,443
Enel SpA	233,729	1,427,451
Eni SpA	71,844	1,006,376
Ferrari NV	3,622	980,978
FinecoBank Banca Fineco SpA	17,385	267,346
Infrastrutture Wireless Italiane SpA(m)	10,460	137,874
Intesa Sanpaolo SpA	480,095	1,235,591
Mediobanca Banca di Credito Finanziario SpA	16,737	168,535
Moncler SpA	5,899	407,735
Nexi SpA(m)*	17,705	144,354
Poste Italiane SpA(m)	14,201	145,354
Prysmian SpA	7,320	308,189
Recordati Industria Chimica e Farmaceutica SpA	2,833	119,899
Snam SpA	58,340	309,677
Telecom Italia SpA*	277,848	92,104
Terna - Rete Elettrica Nazionale	41,090	337,239
UniCredit SpA	55,207	1,045,647

		11,605,185

Japan (6.7%)
Advantest Corp.	5,400	500,313
Aeon Co. Ltd.	19,400	376,100
AGC, Inc.	5,300	197,562
Aisin Corp.(x)	3,800	104,724
Ajinomoto Co., Inc.	12,900	448,918
ANA Holdings, Inc.(x)*	4,400	95,557
Asahi Group Holdings Ltd.	12,900	480,267
Asahi Intecc Co. Ltd.	6,400	113,258
Asahi Kasei Corp.	35,700	250,373
Astellas Pharma, Inc.	52,800	751,048
Azbil Corp.	3,000	82,076
Bandai Namco Holdings, Inc.	17,700	381,218
BayCurrent Consulting, Inc.	3,800	157,673
Bridgestone Corp.	16,400	666,230
Brother Industries Ltd.	6,900	104,079
Canon, Inc.(x)	28,700	643,796
Capcom Co. Ltd.	4,700	168,136
Central Japan Railway Co.	4,100	489,500
Chiba Bank Ltd. (The)	16,500	106,549
Chubu Electric Power Co., Inc.	18,000	189,964
Chugai Pharmaceutical Co. Ltd.	19,300	477,030
Concordia Financial Group Ltd.	28,700	105,931
CyberAgent, Inc.	12,600	106,816
Dai Nippon Printing Co. Ltd.	5,800	162,056
Daifuku Co. Ltd.	8,400	155,768
Dai-ichi Life Holdings, Inc.(x)	28,100	516,302
Daiichi Sankyo Co. Ltd.	50,400	1,839,432
Daikin Industries Ltd.	7,200	1,290,868
Daito Trust Construction Co. Ltd.	1,600	159,685
Daiwa House Industry Co. Ltd.	17,200	405,178
Daiwa House REIT Investment Corp. (REIT)	58	118,981
Daiwa Securities Group, Inc.	39,800	187,018
Denso Corp.	12,500	705,613
Dentsu Group, Inc.	5,986	210,829
Disco Corp.	2,400	279,232
East Japan Railway Co.	8,637	477,630
Eisai Co. Ltd.	7,200	409,672
ENEOS Holdings, Inc.(x)	89,433	313,687
FANUC Corp.	27,500	991,654
Fast Retailing Co. Ltd.	5,100	1,115,070
Fuji Electric Co. Ltd.	3,900	153,896
FUJIFILM Holdings Corp.	10,200	518,149
Fujitsu Ltd.	5,700	770,441
GLP J-REIT (REIT)	128	138,259
GMO Payment Gateway, Inc.	1,200	103,285
Hakuhodo DY Holdings, Inc.(x)	6,400	72,530
Hamamatsu Photonics KK	3,800	205,126
Hankyu Hanshin Holdings, Inc.	6,300	186,940
Hikari Tsushin, Inc.	600	84,389
Hirose Electric Co. Ltd.	749	98,003
Hitachi Construction Machinery Co. Ltd.	3,200	74,585
Hitachi Ltd.	27,840	1,530,282
Honda Motor Co. Ltd.	46,800	1,244,915
Hoshizaki Corp.	3,400	125,407
Hoya Corp.	14,000	1,548,165
Hulic Co. Ltd.	11,500	94,492
Ibiden Co. Ltd.	3,300	132,398
Idemitsu Kosan Co. Ltd.(x)	5,839	127,693
Iida Group Holdings Co. Ltd.(x)	4,600	75,061
Inpex Corp.	29,900	318,138
Isuzu Motors Ltd.	17,200	205,861
ITOCHU Corp.(x)	34,200	1,113,654
Itochu Techno-Solutions Corp.	2,900	71,431
Japan Airlines Co. Ltd.	4,688	91,411
Japan Exchange Group, Inc.	14,400	219,710
Japan Metropolitan Fund Invest (REIT)	188	137,192
Japan Post Bank Co. Ltd.(x)	41,400	338,609
Japan Post Holdings Co. Ltd.	68,200	554,930
Japan Post Insurance Co. Ltd.	5,300	82,745
Japan Real Estate Investment Corp. (REIT)(x)	33	131,510
Japan Tobacco, Inc.	34,500	728,179
JFE Holdings, Inc.	13,300	169,040
JSR Corp.	5,500	130,006
Kajima Corp.	12,000	144,839
Kansai Electric Power Co., Inc. (The)(x)	19,400	188,987
Kao Corp.	13,400	523,228
KDDI Corp.	46,400	1,432,902
Keio Corp.(x)	3,200	112,213
Keisei Electric Railway Co. Ltd.	3,299	101,571
Keyence Corp.	22,772	11,164,350
Kikkoman Corp.	4,000	204,048
Kintetsu Group Holdings Co. Ltd.	4,600	147,944
Kirin Holdings Co. Ltd.	24,300	384,559
Kobayashi Pharmaceutical Co. Ltd.	1,500	91,633
Kobe Bussan Co. Ltd.	3,900	108,856
Koei Tecmo Holdings Co. Ltd.(x)	3,480	62,865
Koito Manufacturing Co. Ltd.	6,600	125,009
Komatsu Ltd.	26,200	649,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Konami Group Corp.	2,900	$133,131
Kose Corp.	1,000	118,775
Kubota Corp.	28,800	436,262
Kurita Water Industries Ltd.	3,100	141,870
Kyocera Corp.	9,500	495,573
Kyowa Kirin Co. Ltd.	7,300	159,260
Lasertec Corp.	2,100	372,293
Lixil Corp.	8,300	136,879
M3, Inc.	13,000	327,070
Makita Corp.(x)	6,100	151,735
Marubeni Corp.	44,200	600,834
MatsukiyoCocokara & Co.	3,300	174,773
Mazda Motor Corp.	17,660	164,417
McDonald’s Holdings Co. Japan Ltd.(x)	2,710	112,692
Meiji Holdings Co. Ltd.	6,488	154,295
Minebea Mitsumi, Inc.(x)	9,900	189,005
MISUMI Group, Inc.	7,800	196,237
Mitsubishi Chemical Group Corp.	35,800	213,010
Mitsubishi Corp.	36,300	1,305,063
Mitsubishi Electric Corp.	54,800	654,501
Mitsubishi Estate Co. Ltd.	35,100	419,056
Mitsubishi HC Capital, Inc.	20,500	105,954
Mitsubishi Heavy Industries Ltd.	9,400	346,608
Mitsubishi UFJ Financial Group, Inc.	343,500	2,203,966
Mitsui & Co. Ltd.	41,200	1,283,996
Mitsui Chemicals, Inc.	5,700	147,179
Mitsui Fudosan Co. Ltd.	25,700	482,969
Mitsui OSK Lines Ltd.(x)	9,600	240,232
Mizuho Financial Group, Inc.(x)	69,353	983,565
MonotaRO Co. Ltd.	7,800	98,059
MS&AD Insurance Group Holdings, Inc.(x)	13,107	407,009
Murata Manufacturing Co. Ltd.	81,509	4,977,254
NEC Corp.	6,900	266,401
Nexon Co. Ltd.	13,700	327,096
NGK Insulators Ltd.(x)	6,500	86,049
Nidec Corp.(x)	12,900	669,618
Nihon M&A Center Holdings, Inc.	9,400	70,444
Nintendo Co. Ltd.	31,700	1,228,865
Nippon Building Fund, Inc. (REIT)	46	191,269
Nippon Express Holdings, Inc.	2,300	138,609
Nippon Paint Holdings Co. Ltd.	24,900	234,004
Nippon Prologis REIT, Inc. (REIT)	64	135,655
Nippon Sanso Holdings Corp.	4,700	84,839
Nippon Shinyaku Co. Ltd.	1,500	66,149
Nippon Steel Corp.	23,191	547,321
Nippon Telegraph & Telephone Corp.	34,336	1,025,530
Nippon Yusen KK(x)	14,100	329,478
Nissan Chemical Corp.	3,800	172,659
Nissan Motor Co. Ltd.	66,800	254,136
Nisshin Seifun Group, Inc.	6,180	72,318
Nissin Foods Holdings Co. Ltd.	1,700	155,481
Nitori Holdings Co. Ltd.	2,200	265,251
Nitto Denko Corp.	3,900	252,036
Nomura Holdings, Inc.	83,200	321,178
Nomura Real Estate Holdings, Inc.	3,500	77,501
Nomura Real Estate Master Fund, Inc. (REIT)	113	126,713
Nomura Research Institute Ltd.	11,054	257,052
NTT Data Corp.(x)	18,100	238,051
Obayashi Corp.	17,200	131,670
Obic Co. Ltd.	2,000	316,219
Odakyu Electric Railway Co. Ltd.	9,300	120,761
Oji Holdings Corp.	25,300	100,173
Olympus Corp.	35,100	616,428
Omron Corp.	16,000	936,176
Ono Pharmaceutical Co. Ltd.	10,600	221,142
Open House Group Co. Ltd.	2,500	93,749
Oracle Corp.	1,100	79,392
Oriental Land Co. Ltd.(x)	28,500	974,570
ORIX Corp.	35,200	580,539
Osaka Gas Co. Ltd.	10,200	167,711
Otsuka Corp.	3,500	124,451
Otsuka Holdings Co. Ltd.	11,400	363,461
Pan Pacific International Holdings Corp.	11,300	218,673
Panasonic Holdings Corp.	63,500	568,346
Persol Holdings Co. Ltd.(x)	5,500	110,581
Rakuten Group, Inc.	27,000	125,914
Recruit Holdings Co. Ltd.	41,400	1,147,508
Renesas Electronics Corp.*	33,300	483,472
Resona Holdings, Inc.(x)	61,705	298,283
Ricoh Co. Ltd.	17,500	131,278
Rohm Co. Ltd.	2,400	199,909
SBI Holdings, Inc.	7,560	150,052
SCSK Corp.	4,800	70,142
Secom Co. Ltd.	6,000	369,303
Seiko Epson Corp.(x)	8,700	123,791
Sekisui Chemical Co. Ltd.	10,200	144,694
Sekisui House Ltd.	17,800	362,715
Seven & i Holdings Co. Ltd.	21,700	978,885
SG Holdings Co. Ltd.	8,600	127,429
Sharp Corp.(x)*	6,699	47,370
Shimadzu Corp.	6,600	207,035
Shimano, Inc.	2,100	364,305
Shimizu Corp.	17,200	97,445
Shin-Etsu Chemical Co. Ltd.	54,000	1,751,466
Shionogi & Co. Ltd.	7,600	343,768
Shiseido Co. Ltd.	11,500	539,726
Shizuoka Financial Group, Inc.(x)	13,900	99,920
SMC Corp.	1,600	848,315
SoftBank Corp.	82,500	951,666
SoftBank Group Corp.	34,700	1,365,935
Sompo Holdings, Inc.	9,281	368,343
Sony Group Corp.	36,200	3,291,095
Square Enix Holdings Co. Ltd.	2,200	105,712
Subaru Corp.	17,900	286,514
SUMCO Corp.	10,700	160,951
Sumitomo Chemical Co. Ltd.	40,400	135,896
Sumitomo Corp.	32,100	568,534
Sumitomo Electric Industries Ltd.	21,300	273,669
Sumitomo Metal Mining Co. Ltd.	7,100	271,492
Sumitomo Mitsui Financial Group, Inc.	37,507	1,503,937
Sumitomo Mitsui Trust Holdings, Inc.	9,802	335,803
Sumitomo Realty & Development Co. Ltd.	8,600	193,987
Suntory Beverage & Food Ltd.	4,300	160,252
Suzuki Motor Corp.	10,800	393,097
Sysmex Corp.	4,700	308,544
T&D Holdings, Inc.	14,800	183,852
Taisei Corp.(x)	5,200	160,764
Takeda Pharmaceutical Co. Ltd.	43,190	1,418,603
TDK Corp.	91,500	3,283,717
Terumo Corp.	18,400	496,735
TIS, Inc.	6,700	177,099
Tobu Railway Co. Ltd.	5,900	141,150
Toho Co. Ltd.	3,400	130,194
Tokio Marine Holdings, Inc.	52,800	1,018,047
Tokyo Electric Power Co. Holdings, Inc.*	41,000	146,330
Tokyo Electron Ltd.	12,900	1,577,307
Tokyo Gas Co. Ltd.	11,700	220,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	15,600	$207,471
Toppan, Inc.	8,200	165,187
Toray Industries, Inc.	39,400	225,252
Toshiba Corp.	11,200	375,296
Tosoh Corp.	8,100	110,056
TOTO Ltd.	3,800	127,311
Toyota Industries Corp.(x)	4,100	228,312
Toyota Motor Corp.(x)	304,770	4,338,466
Toyota Tsusho Corp.	6,000	255,743
Trend Micro, Inc.	3,800	186,303
Unicharm Corp.	11,900	489,153
USS Co. Ltd.	5,400	93,600
Welcia Holdings Co. Ltd.	2,900	62,052
West Japan Railway Co.	6,500	267,770
Yakult Honsha Co. Ltd.	3,600	261,719
Yamaha Corp.	4,200	162,104
Yamaha Motor Co. Ltd.	8,700	227,976
Yamato Holdings Co. Ltd.	7,600	130,367
Yaskawa Electric Corp.	6,800	297,950
Yokogawa Electric Corp.	6,500	105,801
Z Holdings Corp.(x)	74,800	212,247
ZOZO, Inc.	4,000	91,476

		111,870,369

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	89,020

Luxembourg (0.0%)†
ArcelorMittal SA	14,987	454,460
Eurofins Scientific SE	3,808	255,502

		709,962

Macau (0.0%)†
Galaxy Entertainment Group Ltd.*	63,000	418,801
Sands China Ltd.*	69,587	242,876

		661,677

Mexico (0.7%)
Gruma SAB de CV, Class B	144,249	2,136,918
Grupo Financiero Banorte SAB de CV, Class O	406,298	3,420,840
Qualitas Controladora SAB de CV(x)	212,329	1,355,630
Wal-Mart de Mexico SAB de CV	1,232,084	4,922,866

		11,836,254

Netherlands (1.7%)
ABN AMRO Bank NV (CVA)(m)	11,606	184,349
Adyen NV(m)*	623	987,839
Aegon NV	51,347	220,668
Akzo Nobel NV	5,219	407,355
Argenx SE*	1,582	584,189
ASM International NV	1,324	537,666
ASML Holding NV	16,475	11,257,285
Euronext NV(m)	2,346	179,638
EXOR NV*	3,094	254,958
Heineken Holding NV	3,005	276,032
Heineken NV	7,620	820,329
IMCD NV	1,601	262,026
ING Groep NV	108,260	1,287,977
JDE Peet’s NV	3,068	89,238
Koninklijke Ahold Delhaize NV	30,051	1,027,908
Koninklijke DSM NV	5,023	593,681
Koninklijke KPN NV	91,600	323,521
Koninklijke Philips NV	25,556	466,547
NN Group NV	8,209	297,843
OCI NV	3,219	109,272
Randstad NV(x)	3,302	196,025
Shell plc	201,563	5,771,899
Universal Music Group NV	30,710	776,319
Wolters Kluwer NV	7,544	951,970

		27,864,534

New Zealand (0.1%)
Auckland International Airport Ltd.*	34,778	189,330
Fisher & Paykel Healthcare Corp. Ltd.	16,592	277,120
Mercury NZ Ltd.	18,569	73,400
Meridian Energy Ltd.	39,738	130,747
Spark New Zealand Ltd.	51,152	162,223
Xero Ltd.*	4,108	248,616

		1,081,436

Norway (0.2%)
Aker BP ASA	8,949	219,578
DNB Bank ASA	26,493	475,213
Equinor ASA	27,376	778,551
Gjensidige Forsikring ASA	5,811	95,230
Kongsberg Gruppen ASA	2,732	110,342
Mowi ASA	12,641	234,098
Norsk Hydro ASA	38,647	289,007
Orkla ASA	23,377	166,057
Salmar ASA	1,800	78,563
Telenor ASA	20,314	238,475

		2,685,114

Poland (0.2%)
LPP SA	1,399	3,104,415

Portugal (0.3%)
EDP - Energias de Portugal SA	81,585	444,563
Galp Energia SGPS SA, Class B	342,843	3,889,863
Jeronimo Martins SGPS SA	7,835	183,738

		4,518,164

Singapore (0.5%)
CapitaLand Ascendas REIT (REIT)	91,715	198,021
CapitaLand Integrated Commercial Trust (REIT)	153,269	228,857
Capitaland Investment Ltd.	73,400	204,033
City Developments Ltd.	11,200	62,212
DBS Group Holdings Ltd.	52,100	1,294,800
Genting Singapore Ltd.	188,257	158,703
Grab Holdings Ltd., Class A*	33,095	99,616
Jardine Cycle & Carriage Ltd.	3,000	70,867
Keppel Corp. Ltd.	41,300	175,046
Mapletree Logistics Trust (REIT)	96,799	124,908
Mapletree Pan Asia Commercial Trust (REIT)	67,100	91,139
Oversea-Chinese Banking Corp. Ltd.	97,378	908,012
Sea Ltd. (ADR)*	10,384	898,735
Sembcorp Marine Ltd.*	1,332,411	119,335
Singapore Airlines Ltd.	36,750	158,494
Singapore Exchange Ltd.	25,000	177,279
Singapore Technologies Engineering Ltd.	43,300	119,474
Singapore Telecommunications Ltd.	245,200	454,366
STMicroelectronics NV	19,641	1,050,718
United Overseas Bank Ltd.	33,967	762,170
UOL Group Ltd.	14,743	77,096
Venture Corp. Ltd.	8,000	106,563

		7,540,444

South Africa (0.9%)
Anglo American Platinum Ltd.(x)	38,596	2,074,077
Anglo American plc (Johannesburg Stock Exchange)(x)	170,667	5,637,894
Anglo American plc (London stock Exchange)	36,516	1,208,589
AVI Ltd.	445,953	1,758,576
Capitec Bank Holdings Ltd.	23,367	2,217,821
Woolworths Holdings Ltd.	500,447	1,796,582

		14,693,539

South Korea (1.4%)
Delivery Hero SE(m)*	5,000	170,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
KB Financial Group, Inc.	39,547	$1,452,560
Kia Corp.	23,201	1,453,213
Korea Zinc Co. Ltd.	4,150	1,770,770
LG Chem Ltd.	2,232	1,232,549
Samsung Electronics Co. Ltd.	241,869	11,993,875
Samsung SDI Co. Ltd.	3,393	1,933,811
SK Hynix, Inc.	45,667	3,149,693

		23,156,592

Spain (0.9%)
Acciona SA	754	151,084
ACS Actividades de Construccion y Servicios SA	6,450	205,528
Aena SME SA(m)*	2,169	351,196
Amadeus IT Group SA*	63,987	4,284,356
Banco Bilbao Vizcaya Argentaria SA(x)	174,358	1,245,655
Banco Santander SA	482,623	1,797,870
CaixaBank SA(x)	126,059	490,766
Cellnex Telecom SA(m)	15,520	604,128
Corp. ACCIONA Energias Renovables SA	1,975	76,616
EDP Renovaveis SA	7,980	182,964
Enagas SA	6,551	125,843
Endesa SA	8,902	193,304
Ferrovial SA	14,638	430,606
Grifols SA*	9,230	91,324
Iberdrola SA	180,559	2,249,091
Industria de Diseno Textil SA	31,347	1,052,722
Naturgy Energy Group SA(x)	4,444	133,767
Red Electrica Corp. SA	11,662	205,140
Repsol SA	39,651	610,362
Telefonica SA	149,367	644,547

		15,126,869

Sweden (1.4%)
Alfa Laval AB(x)	8,397	300,044
Assa Abloy AB, Class B	215,586	5,176,185
Atlas Copco AB, Class A	548,338	6,952,108
Atlas Copco AB, Class B	44,855	515,743
Boliden AB	7,566	297,578
Electrolux AB, Class B(x)	5,532	67,133
Embracer Group AB(x)*	19,518	91,569
Epiroc AB, Class A	19,369	384,597
Epiroc AB, Class B	10,912	186,006
EQT AB	8,886	181,751
Essity AB, Class B(x)	17,351	496,181
Evolution AB(m)	5,254	704,966
Fastighets AB Balder, Class B*	16,094	66,243
Getinge AB, Class B	6,988	170,740
H & M Hennes & Mauritz AB, Class B	20,954	299,197
Hexagon AB, Class B	55,935	643,660
Holmen AB, Class B(x)	2,866	110,434
Husqvarna AB, Class B	12,854	111,693
Industrivarden AB, Class C	4,078	110,036
Industrivarden AB, Class A	4,026	108,807
Indutrade AB	7,396	157,120
Investment AB Latour, Class B	4,608	93,909
Investor AB, Class A	14,147	288,796
Investor AB, Class B	52,357	1,043,005
Kinnevik AB, Class B*	7,529	112,822
L E Lundbergforetagen AB, Class B	2,221	100,631
Lifco AB, Class B	7,122	153,336
Nibe Industrier AB, Class B	43,551	496,650
Sagax AB, Class B	5,809	134,259
Sandvik AB	31,298	665,126
Securitas AB, Class B	12,981	115,741
Skandinaviska Enskilda Banken AB, Class A*	46,437	512,136
Skanska AB, Class B(x)	9,446	144,714
SKF AB, Class B	10,665	210,451
Svenska Cellulosa AB SCA, Class B(x)	17,463	229,658
Svenska Handelsbanken AB, Class A	40,977	354,675
Swedbank AB, Class A(x)	26,603	436,593
Swedish Orphan Biovitrum AB*	5,161	120,289
Tele2 AB, Class B	15,589	155,304
Telefonaktiebolaget LM Ericsson, Class B(x)	82,939	487,219
Telia Co. AB(x)	77,333	196,507
Volvo AB, Class A	6,233	134,310
Volvo AB, Class B(x)	43,366	894,469
Volvo Car AB, Class B(x)*	18,208	79,669

		24,292,060

Switzerland (1.7%)
ABB Ltd. (Registered)	45,169	1,548,938
Adecco Group AG (Registered)	4,823	175,541
Alcon, Inc.	14,360	1,018,861
Bachem Holding AG, Class B	945	95,071
Baloise Holding AG (Registered)	1,286	200,664
Banque Cantonale Vaudoise (Registered)	904	85,279
Barry Callebaut AG (Registered)	100	212,306
BKW AG	634	99,652
Chocoladefabriken Lindt & Spruengli AG	30	354,926
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	354,199
Cie Financiere Richemont SA (Registered)	15,001	2,404,674
Clariant AG (Registered)*	6,089	101,039
Credit Suisse Group AG (Registered)(x)	100,521	90,569
EMS-Chemie Holding AG (Registered)	192	158,656
Geberit AG (Registered)	1,031	576,551
Givaudan SA (Registered)	265	863,527
Julius Baer Group Ltd.	6,144	420,676
Kuehne + Nagel International AG (Registered)	1,562	466,165
Logitech International SA (Registered)	4,997	290,317
Lonza Group AG (Registered)	6,040	3,632,849
Novartis AG (Registered)	62,168	5,707,326
Partners Group Holding AG	652	614,729
Schindler Holding AG	1,164	257,488
Schindler Holding AG (Registered)	626	132,196
SGS SA (Registered)	179	393,262
SIG Group AG*	9,115	234,494
Sika AG (Registered)	4,197	1,178,040
Sonova Holding AG (Registered)	1,543	455,005
Straumann Holding AG (Registered)	3,220	482,898
Swatch Group AG (The)	832	286,076
Swatch Group AG (The) (Registered)	1,422	90,099
Swiss Life Holding AG (Registered)	886	546,332
Swiss Prime Site AG (Registered)	2,120	176,493
Swisscom AG (Registered)	766	488,756
Temenos AG (Registered)	1,822	126,825
UBS Group AG (Registered)	96,224	2,031,881
VAT Group AG(m)	825	298,043
Zurich Insurance Group AG	4,324	2,068,996

		28,719,399

Taiwan (1.8%)
Chailease Holding Co. Ltd.	363,000	2,685,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CTBC Financial Holding Co. Ltd.	2,912,000	$2,098,792
Delta Electronics, Inc.	383,000	3,804,121
MediaTek, Inc.	70,000	1,827,249
Taiwan Semiconductor Manufacturing Co. Ltd.	685,133	12,137,728
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	73,703	6,855,853
Voltronic Power Technology Corp.	14,000	796,472

		30,205,996

Thailand (0.2%)
Kasikornbank PCL	330,300	1,283,082
Ngern Tid Lor PCL(x)	1,473,046	1,082,141
Tisco Financial Group PCL	498,600	1,465,398

		3,830,621

United Kingdom (3.0%)
3i Group plc	27,605	575,612
abrdn plc	59,919	150,902
Admiral Group plc	5,207	131,065
Ashtead Group plc	12,664	775,900
Associated British Foods plc	10,134	243,217
AstraZeneca plc	44,528	6,180,493
Auto Trader Group plc(m)	27,416	208,958
Aviva plc	79,632	398,037
BAE Systems plc	89,957	1,090,550
Barclays plc	461,943	834,048
Barratt Developments plc	27,736	160,157
Berkeley Group Holdings plc	3,099	160,781
BP plc	518,267	3,281,120
British American Tobacco plc	61,421	2,152,484
British Land Co. plc (The) (REIT)	27,402	131,578
BT Group plc	198,633	357,412
Bunzl plc	9,701	366,566
Burberry Group plc	11,607	371,398
CK Hutchison Holdings Ltd.	77,264	479,766
CNH Industrial NV	28,937	442,659
Coca-Cola Europacific Partners plc	5,944	351,825
Compass Group plc	50,749	1,276,030
Croda International plc	4,069	326,838
DCC plc	2,725	159,042
Diageo plc	65,435	2,920,391
Entain plc	16,920	263,325
Halma plc	10,985	303,259
Hargreaves Lansdown plc	11,072	109,576
HSBC Holdings plc	573,824	3,906,636
Imperial Brands plc	25,946	596,684
Informa plc	40,887	349,403
InterContinental Hotels Group plc	5,330	350,226
Intertek Group plc	4,667	233,915
J Sainsbury plc	51,928	178,820
JD Sports Fashion plc	69,051	152,031
Johnson Matthey plc	5,180	126,944
Just Eat Takeaway.com NV(m)*	5,582	106,702
Kingfisher plc	60,028	193,957
Land Securities Group plc (REIT)	19,366	148,850
Legal & General Group plc	171,639	507,680
Lloyds Banking Group plc	1,959,923	1,156,250
London Stock Exchange Group plc	10,908	1,060,086
M&G plc	72,027	176,421
Melrose Industries plc	116,513	240,147
National Grid plc	105,180	1,427,676
NatWest Group plc	152,725	499,011
Next plc	3,845	312,462
Ocado Group plc*	17,320	114,949
Pearson plc	18,897	197,211
Persimmon plc	9,283	144,377
Phoenix Group Holdings plc	22,878	154,548
Reckitt Benckiser Group plc	20,564	1,562,341
RELX plc (London Stock Exchange)	13,391	433,499
RELX plc (Turquoise Stock Exchange)	41,772	1,352,663
Rentokil Initial plc	73,716	538,996
Rolls-Royce Holdings plc*	240,461	444,113
Sage Group plc (The)	29,119	279,009
Schroders plc	22,758	129,685
Segro plc (REIT)	34,746	330,718
Severn Trent plc	7,435	264,080
Smith & Nephew plc	24,550	341,574
Smiths Group plc	10,136	214,807
Spirax-Sarco Engineering plc	2,124	311,704
SSE plc	30,682	683,428
St James’s Place plc	15,275	228,835
Standard Chartered plc	71,849	546,681
Taylor Wimpey plc	97,436	143,531
Tesco plc	214,512	703,403
Unilever plc (Cboe Europe)	57,126	2,954,484
Unilever plc (London Stock Exchange)	16,019	829,910
United Utilities Group plc	19,609	256,423
Vodafone Group plc	758,953	838,862
Whitbread plc	5,694	210,328
WPP plc	32,551	386,192

		50,523,241

United States (34.8%)
3M Co.	6,705	704,763
A O Smith Corp.	1,442	99,714
Abbott Laboratories	21,151	2,141,750
AbbVie, Inc.	21,454	3,419,124
Accenture plc, Class A	7,644	2,184,732
Activision Blizzard, Inc.	8,640	739,498
Adobe, Inc.*	25,211	9,715,563
Advance Auto Parts, Inc.	741	90,113
Advanced Micro Devices, Inc.*	19,560	1,917,076
AES Corp. (The)	7,858	189,221
Aflac, Inc.	6,840	441,317
Agilent Technologies, Inc.	36,235	5,012,750
Air Products and Chemicals, Inc.	2,691	772,882
Akamai Technologies, Inc.*	1,992	155,974
Alaska Air Group, Inc.*	1,589	66,674
Albemarle Corp.	1,415	312,772
Alexandria Real Estate Equities, Inc. (REIT)	1,915	240,505
Align Technology, Inc.*	873	291,704
Allegion plc	1,059	113,027
Alliant Energy Corp.	3,145	167,943
Allstate Corp. (The)	3,188	353,262
Alphabet, Inc., Class C*	63,123	6,564,792
Alphabet, Inc., Class A*	323,267	33,532,486
Altria Group, Inc.	21,741	970,083
Amazon.com, Inc.*	130,312	13,459,926
Amcor plc	17,743	201,915
Ameren Corp.	3,096	267,463
American Airlines Group, Inc.*	8,145	120,139
American Electric Power Co., Inc.	6,234	567,232
American Express Co.	7,252	1,196,217
American International Group, Inc.	9,006	453,542
American Tower Corp. (REIT)	5,648	1,154,112
American Water Works Co., Inc.	2,279	333,851
Ameriprise Financial, Inc.	1,276	391,094
AmerisourceBergen Corp.	1,945	311,414
AMETEK, Inc.	2,786	404,889
Amgen, Inc.	6,473	1,564,848
Amphenol Corp., Class A	7,219	589,937
Analog Devices, Inc.	77,501	15,284,747
ANSYS, Inc.*	1,052	350,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	2,509	$791,063
APA Corp.	3,958	142,725
Apple, Inc.	180,647	29,788,690
Applied Materials, Inc.	10,252	1,259,253
Aptiv plc*	3,287	368,769
Arch Capital Group Ltd.*	4,446	301,750
Archer-Daniels-Midland Co.	6,664	530,854
Arista Networks, Inc.*	3,003	504,084
Arthur J Gallagher & Co.	2,558	489,371
Assurant, Inc.	637	76,485
AT&T, Inc.	86,458	1,664,316
Atmos Energy Corp.	1,746	196,181
Autodesk, Inc.*	2,601	541,424
Automatic Data Processing, Inc.	5,032	1,120,274
AutoZone, Inc.*	230	565,374
AvalonBay Communities, Inc. (REIT)	1,683	282,845
Avantor, Inc.*	56,611	1,196,757
Avery Dennison Corp.	1,018	182,151
Baker Hughes Co.	12,253	353,622
Ball Corp.	3,865	213,000
Bank of America Corp.	84,669	2,421,533
Bank of New York Mellon Corp. (The)	8,923	405,461
Bath & Body Works, Inc.	2,739	100,193
Baxter International, Inc.	6,009	243,725
Becton Dickinson & Co.	3,460	856,488
Berkshire Hathaway, Inc., Class B*	21,857	6,748,786
Best Buy Co., Inc.	2,482	194,266
Biogen, Inc.*	1,729	480,714
Bio-Rad Laboratories, Inc., Class A*	268	128,377
Bio-Techne Corp.	1,968	146,006
BlackRock, Inc.‡	1,823	1,219,806
Boeing Co. (The)*	6,796	1,443,674
Booking Holdings, Inc.*	471	1,249,285
BorgWarner, Inc.	2,715	133,334
Boston Properties, Inc. (REIT)	1,788	96,767
Boston Scientific Corp.*	34,046	1,703,321
Bristol-Myers Squibb Co.	25,793	1,787,713
Broadcom, Inc.	5,076	3,256,457
Broadridge Financial Solutions, Inc.	1,450	212,526
Brown & Brown, Inc.	2,939	168,757
Brown-Forman Corp., Class B	2,248	144,479
Bunge Ltd.	1,863	177,954
Cadence Design Systems, Inc.*	3,328	699,179
Caesars Entertainment, Inc.*	2,632	128,468
Camden Property Trust (REIT)	1,309	137,236
Campbell Soup Co.	2,524	138,770
Capital One Financial Corp.	4,684	450,413
Cardinal Health, Inc.	3,254	245,677
CarMax, Inc.*	1,977	127,082
Carnival Corp.(x)*	11,986	121,658
Carrier Global Corp.	10,145	464,134
Catalent, Inc.*	2,198	144,431
Caterpillar, Inc.	6,313	1,444,667
Cboe Global Markets, Inc.	1,329	178,405
CBRE Group, Inc., Class A*	3,868	281,629
CDW Corp.	1,632	318,060
Celanese Corp.	1,222	133,064
Centene Corp.*	6,829	431,661
CenterPoint Energy, Inc.	7,453	219,565
Ceridian HCM Holding, Inc.*	1,918	140,436
CF Industries Holdings, Inc.	2,341	169,699
CH Robinson Worldwide, Inc.	1,394	138,522
Charles River Laboratories International, Inc.*	4,712	950,976
Charles Schwab Corp. (The)	18,504	969,239
Charter Communications, Inc., Class A*	4,477	1,601,020
Chevron Corp.	21,581	3,521,156
Chipotle Mexican Grill, Inc.*	336	573,985
Chubb Ltd.	5,035	977,696
Church & Dwight Co., Inc.	2,905	256,831
Cigna Group (The)	3,632	928,085
Cincinnati Financial Corp.	1,886	211,383
Cintas Corp.	1,047	484,426
Cisco Systems, Inc.	49,810	2,603,818
Citigroup, Inc.	23,496	1,101,727
Citizens Financial Group, Inc.	5,829	177,027
Clorox Co. (The)	1,466	231,980
CME Group, Inc.	4,364	835,793
CMS Energy Corp.	3,439	211,086
Coca-Cola Co. (The)	47,215	2,928,746
Cognizant Technology Solutions Corp., Class A	6,234	379,838
Colgate-Palmolive Co.	10,132	761,420
Comcast Corp., Class A	51,109	1,937,542
Comerica, Inc.	1,623	70,471
Computershare Ltd.	15,493	224,568
Conagra Brands, Inc.	5,981	224,646
ConocoPhillips	14,869	1,475,153
Consolidated Edison, Inc.	4,305	411,859
Constellation Brands, Inc., Class A	1,997	451,102
Constellation Energy Corp.	3,944	309,604
Cooper Cos., Inc. (The)	613	228,870
Copart, Inc.*	5,189	390,265
Corning, Inc.	9,180	323,870
Corteva, Inc.	8,605	518,968
CoStar Group, Inc.*	4,963	341,703
Costco Wholesale Corp.	5,394	2,680,117
Coterra Energy, Inc.	9,491	232,909
Crown Castle, Inc. (REIT)	5,248	702,392
CSL Ltd.	13,843	2,670,986
CSX Corp.	25,505	763,620
Cummins, Inc.	1,711	408,724
CVS Health Corp.	15,598	1,159,087
CyberArk Software Ltd.*	1,187	175,652
Danaher Corp.	13,248	3,339,026
Darden Restaurants, Inc.	1,523	236,309
Datadog, Inc., Class A*	6,452	468,802
DaVita, Inc.*	706	57,264
Deere & Co.	3,286	1,356,724
Delta Air Lines, Inc.*	7,707	269,128
Dentsply Sirona, Inc.	2,501	98,239
Devon Energy Corp.	7,930	401,337
Dexcom, Inc.*	4,686	544,419
Diamondback Energy, Inc.	2,234	301,970
Digital Realty Trust, Inc. (REIT)	3,488	342,905
Discover Financial Services	3,303	326,468
DISH Network Corp., Class A(x)*	2,744	25,601
Dollar General Corp.	2,736	575,819
Dollar Tree, Inc.*	2,554	366,627
Dominion Energy, Inc.	10,109	565,194
Domino’s Pizza, Inc.	433	142,834
Dover Corp.	1,710	259,817
Dow, Inc.	8,528	467,505
DR Horton, Inc.	3,819	373,078
DTE Energy Co.	2,318	253,914
Duke Energy Corp.	9,342	901,223
DuPont de Nemours, Inc.	5,565	399,400
DXC Technology Co.*	2,638	67,427
Eastman Chemical Co.	1,449	122,209
Eaton Corp. plc	4,825	826,715
eBay, Inc.	6,598	292,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ecolab, Inc.	8,103	$1,341,290
Edison International	4,606	325,138
Edwards Lifesciences Corp.*	7,451	616,421
Electronic Arts, Inc.	3,211	386,765
Elevance Health, Inc.	2,898	1,332,529
Eli Lilly and Co.	9,567	3,285,499
Emerson Electric Co.	6,941	604,839
Enphase Energy, Inc.*	1,642	345,280
Entergy Corp.	2,434	262,239
EOG Resources, Inc.	7,126	816,853
EPAM Systems, Inc.*	7,678	2,295,722
EQT Corp.	4,248	135,554
Equifax, Inc.	24,915	5,053,759
Equinix, Inc. (REIT)	1,123	809,728
Equity Residential (REIT)	4,044	242,640
Essex Property Trust, Inc. (REIT)	803	167,939
Estee Lauder Cos., Inc. (The), Class A	2,804	691,074
Etsy, Inc.*	1,539	171,337
Everest Re Group Ltd.	470	168,269
Evergy, Inc.	2,877	175,842
Eversource Energy	4,184	327,440
Exelon Corp.	12,055	504,984
Expedia Group, Inc.*	1,782	172,907
Expeditors International of Washington, Inc.	1,939	213,523
Experian plc	26,455	870,772
Extra Space Storage, Inc. (REIT)	1,603	261,177
Exxon Mobil Corp.	49,959	5,478,504
F5, Inc.*	724	105,480
FactSet Research Systems, Inc.	476	197,583
Fair Isaac Corp.*	305	214,320
Fastenal Co.	6,948	374,775
Federal Realty Investment Trust (REIT)	849	83,907
FedEx Corp.	2,822	644,799
Fidelity National Information Services, Inc.	19,806	1,076,060
Fifth Third Bancorp	8,153	217,196
First Republic Bank	2,290	32,037
First Solar, Inc.*	1,233	268,177
FirstEnergy Corp.	6,501	260,430
Fiserv, Inc.*	7,704	870,783
FleetCor Technologies, Inc.*	911	192,084
FMC Corp.	1,579	192,843
Ford Motor Co.	47,913	603,704
Fortinet, Inc.*	7,973	529,886
Fortive Corp.	4,274	291,359
Fox Corp., Class A	3,842	130,820
Fox Corp., Class B	1,580	49,470
Franklin Resources, Inc.	3,338	89,926
Freeport-McMoRan, Inc.	17,339	709,338
Garmin Ltd.	1,810	182,665
Gartner, Inc.*	953	310,459
GE HealthCare Technologies, Inc.*	4,375	358,881
Gen Digital, Inc.	6,705	115,058
Generac Holdings, Inc.*	755	81,548
General Dynamics Corp.	2,731	623,241
General Electric Co.	13,255	1,267,178
General Mills, Inc.	7,174	613,090
General Motors Co.	16,906	620,112
Genuine Parts Co.	1,700	284,427
Gilead Sciences, Inc.	15,215	1,262,389
Global Payments, Inc.	3,224	339,294
Globe Life, Inc.	1,078	118,602
Goldman Sachs Group, Inc. (The)	4,108	1,343,768
GSK plc	116,884	2,084,671
Haleon plc	145,956	582,298
Halliburton Co.	11,016	348,546
Hartford Financial Services Group, Inc. (The)	3,884	270,676
Hasbro, Inc.	1,670	89,662
HCA Healthcare, Inc.	2,572	678,185
Healthpeak Properties, Inc. (REIT)	6,629	145,639
Henry Schein, Inc.*	1,670	136,172
Hershey Co. (The)	1,783	453,613
Hess Corp.	3,401	450,088
Hewlett Packard Enterprise Co.	15,447	246,071
Hilton Worldwide Holdings, Inc.	3,261	459,377
Holcim AG*	15,930	1,027,597
Hologic, Inc.*	2,978	240,325
Home Depot, Inc. (The)	12,377	3,652,700
Honeywell International, Inc.	8,156	1,558,775
Hormel Foods Corp.	3,628	144,685
Host Hotels & Resorts, Inc. (REIT)	8,961	147,767
Howmet Aerospace, Inc.	4,457	188,843
HP, Inc.	10,499	308,146
Humana, Inc.	1,536	745,667
Huntington Bancshares, Inc.	17,020	190,624
Huntington Ingalls Industries, Inc.	501	103,717
IDEX Corp.	892	206,079
IDEXX Laboratories, Inc.*	3,177	1,588,754
Illinois Tool Works, Inc.	3,391	825,539
Illumina, Inc.*	10,848	2,522,702
Incyte Corp.*	2,314	167,233
Ingersoll Rand, Inc.	4,839	281,533
Insulet Corp.*	863	275,262
Intel Corp.	50,065	1,635,624
Intercontinental Exchange, Inc.	6,760	705,000
International Business Machines Corp.	10,968	1,437,795
International Flavors & Fragrances, Inc.	3,055	280,938
International Paper Co.	4,182	150,803
Interpublic Group of Cos., Inc. (The)	4,843	180,353
Intuit, Inc.	29,041	12,947,349
Intuitive Surgical, Inc.*	12,176	3,110,603
Invesco Ltd.	5,360	87,904
Invitation Homes, Inc. (REIT)	6,890	215,175
IQVIA Holdings, Inc.*	14,330	2,850,094
Iron Mountain, Inc. (REIT)	3,633	192,222
J M Smucker Co. (The)	1,293	203,479
Jack Henry & Associates, Inc.	913	137,607
Jacobs Solutions, Inc.	1,568	184,256
James Hardie Industries plc (CHDI)	12,906	277,033
JB Hunt Transport Services, Inc.	973	170,723
Johnson & Johnson	31,717	4,916,135
Johnson Controls International plc	8,355	503,138
JPMorgan Chase & Co.	35,673	4,648,549
Juniper Networks, Inc.	4,044	139,194
Kellogg Co.	3,197	214,071
Keurig Dr Pepper, Inc.	10,306	363,596
KeyCorp	11,563	144,769
Keysight Technologies, Inc.*	2,169	350,250
Kimberly-Clark Corp.	4,094	549,497
Kimco Realty Corp. (REIT)	7,752	151,397
Kinder Morgan, Inc.	23,995	420,152
KLA Corp.	1,682	671,404
Kraft Heinz Co. (The)	9,659	373,514
Kroger Co. (The)	7,902	390,122
L3Harris Technologies, Inc.	2,339	459,005
Laboratory Corp. of America Holdings	1,078	247,315
Lam Research Corp.	2,490	1,319,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lamb Weston Holdings, Inc.	1,711	$178,834
Las Vegas Sands Corp.*	3,882	223,021
Leidos Holdings, Inc.	1,692	155,765
Lennar Corp., Class A	3,077	323,423
Lincoln National Corp.	2,058	46,243
Linde plc	5,998	2,131,929
Live Nation Entertainment, Inc.*	1,781	124,670
LKQ Corp.	3,029	171,926
Lockheed Martin Corp.	2,761	1,305,208
Loews Corp.	2,295	133,156
Lowe’s Cos., Inc.	7,352	1,470,179
LyondellBasell Industries NV, Class A	3,053	286,646
M&T Bank Corp.	2,115	252,891
Marathon Oil Corp.	7,899	189,260
Marathon Petroleum Corp.	5,520	744,262
MarketAxess Holdings, Inc.	468	183,124
Marriott International, Inc., Class A	13,482	2,238,551
Marsh & McLennan Cos., Inc.	6,017	1,002,131
Martin Marietta Materials, Inc.	746	264,875
Marvell Technology, Inc.	72,533	3,140,679
Masco Corp.	2,711	134,791
Mastercard, Inc., Class A	10,252	3,725,679
Match Group, Inc.*	3,520	135,133
McCormick & Co., Inc. (Non-Voting)	2,977	247,716
McDonald’s Corp.	8,885	2,484,335
McKesson Corp.	1,663	592,111
Medtronic plc	16,124	1,299,917
Merck & Co., Inc.	30,757	3,272,237
Meta Platforms, Inc., Class A*	92,960	19,701,942
MetLife, Inc.	7,995	463,230
Mettler-Toledo International, Inc.*	273	417,747
MGM Resorts International	3,808	169,151
Microchip Technology, Inc.	6,617	554,372
Micron Technology, Inc.	13,189	795,824
Microsoft Corp.	105,110	30,303,213
Mid-America Apartment Communities, Inc. (REIT)	1,369	206,774
Moderna, Inc.*	4,008	615,549
Mohawk Industries, Inc.*	645	64,642
Molina Healthcare, Inc.*	728	194,733
Molson Coors Beverage Co., Class B	2,314	119,588
Mondelez International, Inc., Class A	16,566	1,154,982
Monolithic Power Systems, Inc.	532	266,287
Monster Beverage Corp.*	9,156	494,516
Moody’s Corp.	1,911	584,804
Morgan Stanley	15,858	1,392,332
Mosaic Co. (The)	4,079	187,144
Motorola Solutions, Inc.	2,028	580,272
MSCI, Inc.	961	537,862
Nasdaq, Inc.	4,021	219,828
Nestle SA (Registered)	79,027	9,647,364
NetApp, Inc.	2,562	163,584
Netflix, Inc.*	5,399	1,865,246
Newell Brands, Inc.	4,451	55,370
Newmont Corp.	9,629	472,014
News Corp., Class A	4,701	81,186
News Corp., Class B	1,487	25,919
NextEra Energy, Inc.	24,106	1,858,090
NIKE, Inc., Class B	15,131	1,855,666
NiSource, Inc.	5,034	140,751
Nordson Corp.	649	144,247
Norfolk Southern Corp.	2,809	595,508
Northern Trust Corp.	2,469	217,593
Northrop Grumman Corp.	1,755	810,319
Norwegian Cruise Line Holdings Ltd.(x)*	5,467	73,531
NRG Energy, Inc.	2,839	97,349
Nucor Corp.	3,112	480,711
NVIDIA Corp.	37,541	10,427,764
NVR, Inc.*	36	200,599
Occidental Petroleum Corp.	8,821	550,695
Old Dominion Freight Line, Inc.	1,107	377,310
Omnicom Group, Inc.	2,427	228,963
ON Semiconductor Corp.*	5,246	431,851
ONEOK, Inc.	5,416	344,133
Oracle Corp. (Moscow Stock Exchange)	18,643	1,732,308
O’Reilly Automotive, Inc.*	759	644,376
Organon & Co.	3,181	74,817
Otis Worldwide Corp.	5,111	431,368
PACCAR, Inc.	6,328	463,210
Packaging Corp. of America	1,084	150,492
Paramount Global, Class B(x)	6,185	137,987
Parker-Hannifin Corp.	1,558	523,659
Paychex, Inc.	3,891	445,870
Paycom Software, Inc.*	609	185,142
PayPal Holdings, Inc.*	13,830	1,050,250
Pentair plc	2,039	112,696
PepsiCo, Inc.	16,713	3,046,780
PerkinElmer, Inc.	1,556	207,353
Pfizer, Inc.	68,096	2,778,317
PG&E Corp.*	19,435	314,264
Phathom Pharmaceuticals, Inc.*	33,713	240,711
Philip Morris International, Inc.	18,806	1,828,883
Phillips 66	5,734	581,313
Pinnacle West Capital Corp.	1,380	109,351
Pioneer Natural Resources Co.	2,875	587,190
PNC Financial Services Group, Inc. (The)‡	4,893	621,900
Pool Corp.	457	156,495
PPG Industries, Inc.	2,851	380,837
PPL Corp.	8,788	244,219
Principal Financial Group, Inc.	2,765	205,495
Procter & Gamble Co. (The)	28,660	4,261,455
Progressive Corp. (The)	7,098	1,015,440
Prologis, Inc. (REIT)	11,198	1,397,174
Prudential Financial, Inc.	4,398	363,890
PTC, Inc.*	1,281	164,263
Public Service Enterprise Group, Inc.	6,047	377,635
Public Storage (REIT)	1,918	579,505
PulteGroup, Inc.	2,872	167,380
QIAGEN NV*	6,701	304,607
Qorvo, Inc.*	1,179	119,751
QUALCOMM, Inc.	13,599	1,734,960
Quanta Services, Inc.	1,717	286,121
Quest Diagnostics, Inc.	1,378	194,959
Ralph Lauren Corp.(x)	486	56,702
Raymond James Financial, Inc.	2,303	214,801
Raytheon Technologies Corp.	17,833	1,746,386
Realty Income Corp. (REIT)	7,553	478,256
Regency Centers Corp. (REIT)	1,837	112,388
Regeneron Pharmaceuticals, Inc.*	1,299	1,067,349
Regions Financial Corp.	11,088	205,793
Republic Services, Inc.	2,482	335,616
ResMed, Inc.	1,777	389,145
Robert Half International, Inc.	1,321	106,433
Roche Holding AG	20,190	5,778,123
Roche Holding AG CHF 1	756	227,351
Rockwell Automation, Inc.	1,393	408,776
Rollins, Inc.	2,901	108,875
Roper Technologies, Inc.	1,287	567,168
Ross Stores, Inc.	4,165	442,031
Royal Caribbean Cruises Ltd.*	2,749	179,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	35,945	$12,392,758
Salesforce, Inc.*	12,131	2,423,531
Sanofi	32,781	3,569,921
SBA Communications Corp. (REIT)	1,304	340,435
Schlumberger NV	17,202	844,618
Schneider Electric SE	15,591	2,606,331
Seagate Technology Holdings plc	2,253	148,968
Sealed Air Corp.	1,639	75,246
Sempra Energy	3,813	576,373
ServiceNow, Inc.*	2,450	1,138,564
Sherwin-Williams Co. (The)	2,861	643,067
Simon Property Group, Inc. (REIT)	3,966	444,073
Skyworks Solutions, Inc.	1,899	224,044
Snap-on, Inc.	655	161,713
SolarEdge Technologies, Inc.*	689	209,422
Southern Co. (The)	13,207	918,943
Southwest Airlines Co.	7,058	229,667
Splunk, Inc.*	11,295	1,082,965
Stanley Black & Decker, Inc.	1,853	149,315
Starbucks Corp.	13,925	1,450,010
State Street Corp.	4,242	321,077
Steel Dynamics, Inc.	1,974	223,180
Stellantis NV (Euronext Paris)	39,968	727,187
Stellantis NV (Italian Stock Exchange)	23,274	423,492
STERIS plc	1,183	226,284
Stryker Corp.	4,086	1,166,430
Swiss Re AG	8,668	891,556
Synchrony Financial	5,604	162,964
Synopsys, Inc.*	1,855	716,494
Sysco Corp.	6,233	481,375
T. Rowe Price Group, Inc.	2,727	307,878
Take-Two Interactive Software, Inc.*	1,964	234,305
Tapestry, Inc.	2,856	123,122
Targa Resources Corp.	2,677	195,287
Target Corp.	5,583	924,712
TE Connectivity Ltd.	3,909	512,665
Teledyne Technologies, Inc.*	558	249,627
Teleflex, Inc.	588	148,946
Tenaris SA	14,242	202,550
Teradyne, Inc.	1,850	198,893
Tesla, Inc.*	32,678	6,779,378
Texas Instruments, Inc.	11,010	2,047,970
Textron, Inc.	2,475	174,809
Thermo Fisher Scientific, Inc.	4,758	2,742,368
TJX Cos., Inc. (The)	14,085	1,103,701
T-Mobile US, Inc.*	7,245	1,049,366
Tractor Supply Co.	1,339	314,719
Trane Technologies plc	2,832	521,031
TransDigm Group, Inc.	627	462,130
Travelers Cos., Inc. (The)	2,838	486,462
Trimble, Inc.*	3,104	162,712
Truist Financial Corp.	16,095	548,839
Tyler Technologies, Inc.*	503	178,384
Tyson Foods, Inc., Class A	3,424	203,112
UDR, Inc. (REIT)	3,828	157,178
Ulta Beauty, Inc.*	622	339,407
Union Pacific Corp.	7,458	1,500,997
United Airlines Holdings, Inc.*	3,961	175,274
United Parcel Service, Inc., Class B	36,761	7,131,266
United Rentals, Inc.	842	333,230
UnitedHealth Group, Inc.	11,335	5,356,808
Universal Health Services, Inc., Class B	785	99,773
US Bancorp	16,923	610,074
Valero Energy Corp.	4,688	654,445
Ventas, Inc. (REIT)	4,749	205,869
VeriSign, Inc.*	1,097	231,829
Verisk Analytics, Inc.	1,897	363,958
Verizon Communications, Inc.	50,948	1,981,368
Vertex Pharmaceuticals, Inc.*	3,114	981,128
VF Corp.	4,059	92,992
Viatris, Inc.	15,121	145,464
VICI Properties, Inc. (REIT)	12,192	397,703
Visa, Inc., Class A	43,577	9,824,870
Vulcan Materials Co.	1,595	273,638
W R Berkley Corp.	2,560	159,386
Walgreens Boots Alliance, Inc.	8,641	298,806
Walmart, Inc.	17,036	2,511,958
Walt Disney Co. (The)*	22,116	2,214,475
Warner Bros Discovery, Inc.*	26,808	404,801
Waste Management, Inc.	4,531	739,323
Waters Corp.*	712	220,457
WEC Energy Group, Inc.	3,825	362,572
Wells Fargo & Co.	46,225	1,727,890
Welltower, Inc. (REIT)	5,808	416,376
West Pharmaceutical Services, Inc.	882	305,587
Western Digital Corp.*	3,850	145,029
Westinghouse Air Brake Technologies Corp.	2,161	218,391
Westrock Co.	3,115	94,914
Weyerhaeuser Co. (REIT)	8,889	267,826
Whirlpool Corp.	663	87,529
Williams Cos., Inc. (The)	14,776	441,211
Willis Towers Watson plc	1,328	308,601
WW Grainger, Inc.	546	376,090
Wynn Resorts Ltd.*	1,297	145,147
Xcel Energy, Inc.	6,639	447,734
Xylem, Inc.	2,137	223,744
Yum! Brands, Inc.	3,375	445,770
Zebra Technologies Corp., Class A*	625	198,750
Zimmer Biomet Holdings, Inc.	2,535	327,522
Zions Bancorp NA	1,840	55,071
Zoetis, Inc.	5,654	941,052

		585,167,919

Total Common Stocks (79.8%) (Cost $717,693,397)		1,341,606,906

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 5/11/23* (Cost $—)	486	1,259

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	63,447,477	63,466,512

Total Investment Companies		64,466,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $5,525,603, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $5,633,861.(xx)	$5,523,393	$5,523,393
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,012,863, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $4,093,667.(xx)	4,011,259	4,011,259
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $4,302,956, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $4,742,694.(xx)	4,300,000	4,300,000

Total Repurchase Agreements		13,834,652

Total Short-Term Investments (4.7%) (Cost $78,300,131)		78,301,164

Total Investments in Securities (84.5%) (Cost $795,993,528)		1,419,909,329
Other Assets Less Liabilities (15.5%)		261,125,601

Net Assets (100%)		$1,681,034,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $18,608,700 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $23,652,164. This was collateralized by $10,271,515 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $14,834,652 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Information Technology	$266,027,149	15.8%
Financials	219,197,850	13.0
Consumer Discretionary	171,537,477	10.2
Health Care	153,717,914	9.1
Industrials	150,365,108	8.9
Communication Services	105,386,520	6.3
Consumer Staples	98,318,459	5.9
Materials	69,698,254	4.2
Investment Companies	64,466,512	3.9
Energy	50,388,555	3.0
Real Estate	29,966,574	1.8
Utilities	27,004,305	1.6
Repurchase Agreements	13,834,652	0.8
Cash and Other	261,125,601	15.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,893	792,227	—	(16,055)	11,258	(165,530)	621,900	7,524	—
Capital Markets
BlackRock, Inc.	1,823	1,324,430	—	(29,339)	20,028	(95,313)	1,219,806	9,345	—

Total		2,116,657	—	(45,394)	31,286	(260,843)	1,841,706	16,869	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,471	6/2023	EUR	67,975,712	3,704,790
FTSE 100 Index	445	6/2023	GBP	41,934,444	707,940
S&P 500 E-Mini Index	793	6/2023	USD	164,061,788	9,584,041
SPI 200 Index	139	6/2023	AUD	16,703,713	118,809
TOPIX Index	276	6/2023	JPY	41,646,846	(148,999)

					13,966,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	22,227,084	USD	14,792,658	HSBC Bank plc	6/16/2023	105,557
EUR	714,371	USD	771,836	HSBC Bank plc	6/16/2023	6,173
GBP	22,036,207	USD	26,727,495	HSBC Bank plc	6/16/2023	496,555
JPY	2,866,910,325	USD	21,636,406	HSBC Bank plc	6/16/2023	193,293

Total unrealized appreciation						801,578

ZAR	1,896,941	USD	106,769	Goldman Sachs International	4/5/2023	(230)
AUD	968,265	USD	650,242	HSBC Bank plc	6/16/2023	(1,240)
EUR	1,033,440	USD	1,129,134	HSBC Bank plc	6/16/2023	(3,632)
USD	556,836	EUR	513,567	Citibank NA	6/16/2023	(2,481)
USD	50,845,666	EUR	47,304,982	HSBC Bank plc	6/16/2023	(673,388)
USD	578,278	GBP	473,216	HSBC Bank plc	6/16/2023	(6,344)

Total unrealized depreciation						(687,315)

Net unrealized appreciation						114,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$34,415,129	$—	$34,415,129
Austria	—	4,644,583	—	4,644,583
Belgium	—	3,882,400	—	3,882,400
Brazil	14,971,421	213,336	—	15,184,757
Canada	596,439	—	—	596,439
Chile	—	3,956,964	—	3,956,964
China	9,407,063	65,945,730	—	75,352,793
Denmark	—	24,255,102	—	24,255,102
Finland	—	5,347,510	—	5,347,510
France	—	84,157,914	—	84,157,914
Germany	—	45,346,236	—	45,346,236
Hong Kong	438,632	10,807,602	—	11,246,234
India	11,181,965	46,413,604	—	57,595,569
Indonesia	—	8,856,672	—	8,856,672
Ireland	261,020	2,555,482	—	2,816,502
Israel	2,627,542	2,041,750	—	4,669,292
Italy	—	11,605,185	—	11,605,185
Japan	—	111,870,369	—	111,870,369
Jordan	—	89,020	—	89,020
Luxembourg	—	709,962	—	709,962
Macau	—	661,677	—	661,677
Mexico	11,836,254	—	—	11,836,254
Netherlands	—	27,864,534	—	27,864,534
New Zealand	—	1,081,436	—	1,081,436
Norway	—	2,685,114	—	2,685,114
Poland	—	3,104,415	—	3,104,415
Portugal	—	4,518,164	—	4,518,164
Singapore	998,351	6,542,093	—	7,540,444
South Africa	—	14,693,539	—	14,693,539
South Korea	—	23,156,592	—	23,156,592
Spain	—	15,126,869	—	15,126,869
Sweden	—	24,292,060	—	24,292,060
Switzerland	—	28,719,399	—	28,719,399
Taiwan	6,855,853	23,350,143	—	30,205,996
Thailand	—	3,830,621	—	3,830,621
United Kingdom	351,825	50,171,416	—	50,523,241
United States	553,051,512	32,116,407	—	585,167,919
Forward Currency Contracts	—	801,578	—	801,578
Futures	14,115,580	—	—	14,115,580
Rights
Brazil	1,259	—	—	1,259
Short-Term Investments
Investment Companies	64,466,512	—	—	64,466,512
Repurchase Agreements	—	13,834,652	—	13,834,652

Total Assets	$691,161,228	$743,665,259	$—	$1,434,826,487

Liabilities:
Forward Currency Contracts	$—	$(687,315)	$—	$(687,315)
Futures	(148,999)	—	—	(148,999)

Total Liabilities	$(148,999)	$(687,315)	$—	$(836,314)

Total	$691,012,229	$742,977,944	$—	$1,433,990,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$713,057,606
Aggregate gross unrealized depreciation	(78,578,181)

Net unrealized appreciation	$634,479,425

Federal income tax cost of investments in securities and derivative instruments, if applicable	$799,510,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.0%)
iShares Core S&P 500 ETF	26,500	$10,893,620
SPDR S&P 500 ETF Trust(x)	162,152	66,383,407
Vanguard S&P 500 ETF	29,100	10,943,637

Total Equity		88,220,664

Fixed Income (29.9%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	1,027,500	82,426,050

Total Exchange Traded Funds (61.9%) (Cost $165,486,072)		170,646,714

SHORT-TERM INVESTMENTS:
Investment Companies (34.7%)
Goldman Sachs Financial Square Funds - Government Fund‡	19,195,463	19,195,463
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	19,189,755	19,189,755
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	19,188,573	19,188,573
JPMorgan Prime Money Market Fund, IM Shares	38,363,093	38,374,603

Total Investment Companies		95,948,394

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,277,209, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,302,232.(xx)	$1,276,698	1,276,698

Total Short-Term Investments (35.2%) (Cost $97,225,671)		97,225,092

Total Investments in Securities (97.1%) (Cost $262,711,743)		267,871,806
Other Assets Less Liabilities (2.9%)		8,064,285

Net Assets (100%)		$275,936,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $7,742,288. This was collateralized by $6,597,900 of various U.S. Government Treasury Securities, ranging from 0.375% - 4.000%, maturing 8/15/24 - 11/15/51 and by cash of $1,276,698 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund	19,195,463	17,663,755	1,531,708	—	—	—	19,195,463	200,878	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	19,189,755	17,658,173	1,531,582	—	—	—	19,189,755	200,161	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	19,188,573	17,656,899	1,531,674	—	—	—	19,188,573	200,482	—

Total		52,978,827	4,594,964	—	—	—	57,573,791	601,521	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	518	6/2023	EUR	23,937,062	1,657,976
FTSE 100 Index	168	6/2023	GBP	15,831,430	50,821
Russell 2000 E-Mini Index	184	6/2023	USD	16,684,200	226,180
S&P 500 E-Mini Index	33	6/2023	USD	6,827,288	397,701
S&P Midcap 400 E-Mini Index	96	6/2023	USD	24,285,120	537,236
TOPIX Index	111	6/2023	JPY	16,749,275	(109,395)

					2,760,519

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$170,646,714	$—	$—	$170,646,714
Futures	2,869,914	—	—	2,869,914
Short-Term Investments
Investment Companies	95,948,394	—	—	95,948,394
Repurchase Agreement	—	1,276,698	—	1,276,698

Total Assets	$269,465,022	$1,276,698	$—	$270,741,720

Liabilities:
Futures	$(109,395)	$—	$—	$(109,395)

Total Liabilities	$(109,395)	$—	$—	$(109,395)

Total	$269,355,627	$1,276,698	$—	$270,632,325

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,292,363
Aggregate gross unrealized depreciation	(7,636,800)

Net unrealized appreciation	$9,655,563

Federal income tax cost of investments in securities and derivative instruments, if applicable	$260,976,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Entertainment (2.1%)
Electronic Arts, Inc.	10,991	$1,323,866
Live Nation Entertainment, Inc.*	14,545	1,018,150
Warner Bros Discovery, Inc.*	31,983	482,943

		2,824,959

Interactive Media & Services (0.8%)
Match Group, Inc.*	26,263	1,008,237

Total Communication Services		3,833,196

Consumer Discretionary (8.2%)
Automobile Components (0.5%)
Aptiv plc*	6,085	682,676

Hotels, Restaurants & Leisure (3.0%)
Las Vegas Sands Corp.*	24,177	1,388,969
Yum! Brands, Inc.	19,616	2,590,881

		3,979,850

Household Durables (0.8%)
Lennar Corp., Class A	10,086	1,060,140

Specialty Retail (3.3%)
Burlington Stores, Inc.*	3,277	662,282
Foot Locker, Inc.	15,539	616,743
RH*	2,826	688,272
Ross Stores, Inc.	23,587	2,503,288

		4,470,585

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	16,226	762,622

Total Consumer Discretionary		10,955,873

Consumer Staples (4.6%)
Beverages (1.4%)
Coca-Cola Europacific Partners plc	31,664	1,874,192

Consumer Staples Distribution & Retail (1.8%)
Grocery Outlet Holding Corp.*	50,665	1,431,793
Performance Food Group Co.*	16,519	996,756

		2,428,549

Food Products (1.4%)
McCormick & Co., Inc. (Non-Voting)	13,829	1,150,711
Utz Brands, Inc.	37,969	625,350

		1,776,061

Total Consumer Staples		6,078,802

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Cheniere Energy, Inc.	6,192	975,859
Chesapeake Energy Corp.	12,000	912,480
Devon Energy Corp.	20,266	1,025,662
Marathon Oil Corp.	50,701	1,214,796

Total Energy		4,128,797

Financials (16.7%)
Banks (3.2%)
Citizens Financial Group, Inc.	24,344	739,327
East West Bancorp, Inc.	18,694	1,037,517
First Republic Bank	5,815	81,352
M&T Bank Corp.	12,473	1,491,396
Pinnacle Financial Partners, Inc.	15,279	842,790

		4,192,382

Capital Markets (3.9%)
Carlyle Group, Inc. (The)	40,054	1,244,077
MSCI, Inc.	2,175	1,217,326
Nasdaq, Inc.	26,784	1,464,281
Raymond James Financial, Inc.	13,755	1,282,929

		5,208,613

Consumer Finance (0.8%)
Discover Financial Services	10,517	1,039,500

Financial Services (2.7%)
Fidelity National Information Services, Inc.	17,552	953,600
Jack Henry & Associates, Inc.	9,162	1,380,897
Voya Financial, Inc.(x)	18,104	1,293,712

		3,628,209

Insurance (6.1%)
Allstate Corp. (The)	14,793	1,639,212
American Financial Group, Inc.	5,396	655,614
Arch Capital Group Ltd.*	25,427	1,725,731
Arthur J Gallagher & Co.	7,385	1,412,824
Globe Life, Inc.	10,091	1,110,212
Markel Corp.*	407	519,906
Unum Group	27,216	1,076,665

		8,140,164

Total Financials		22,208,868

Health Care (8.4%)
Biotechnology (1.7%)
Biogen, Inc.*	2,940	817,408
BioMarin Pharmaceutical, Inc.*	9,450	918,918
Sarepta Therapeutics, Inc.*	3,539	487,781

		2,224,107

Health Care Equipment & Supplies (3.7%)
Cooper Cos., Inc. (The)	5,621	2,098,657
Zimmer Biomet Holdings, Inc.	21,575	2,787,490

		4,886,147

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	9,224	1,476,855
Centene Corp.*	10,260	648,534

		2,125,389

Life Sciences Tools & Services (0.9%)
West Pharmaceutical Services, Inc.	3,571	1,237,244

Pharmaceuticals (0.5%)
Catalent, Inc.*	10,655	700,140

Total Health Care		11,173,027

Industrials (18.2%)
Aerospace & Defense (2.9%)
L3Harris Technologies, Inc.	5,627	1,104,243
TransDigm Group, Inc.	1,477	1,088,623
Woodward, Inc.	17,725	1,725,883

		3,918,749

Building Products (1.8%)
Allegion plc	9,692	1,034,427
Trane Technologies plc	7,044	1,295,955

		2,330,382

Electrical Equipment (3.1%)
AMETEK, Inc.	16,149	2,346,934
Rockwell Automation, Inc.	6,088	1,786,524

		4,133,458

Ground Transportation (1.9%)
Old Dominion Freight Line, Inc.	5,245	1,787,706
Saia, Inc.*	2,827	769,170

		2,556,876

Machinery (7.3%)
Chart Industries, Inc.(x)*	8,114	1,017,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cummins, Inc.	10,865	$2,595,431
Fortive Corp.	31,050	2,116,678
ITT, Inc.	24,186	2,087,252
Stanley Black & Decker, Inc.	23,257	1,874,049

		9,690,906

Passenger Airlines (0.5%)
United Airlines Holdings, Inc.*	15,693	694,415

Trading Companies & Distributors (0.7%)
Fastenal Co.	16,009	863,525

Total Industrials		24,188,311

Information Technology (8.4%)
Communications Equipment (3.4%)
Motorola Solutions, Inc.	8,735	2,499,346
Viavi Solutions, Inc.*	181,841	1,969,338

		4,468,684

Electronic Equipment, Instruments & Components (1.3%)
Keysight Technologies, Inc.*	10,781	1,740,916

Semiconductors & Semiconductor Equipment (2.2%)
Marvell Technology, Inc.	42,190	1,826,827
MKS Instruments, Inc.	11,895	1,054,135

		2,880,962

Software (1.5%)
DocuSign, Inc.*	11,116	648,063
Dynatrace, Inc.*	16,002	676,884
HubSpot, Inc.*	1,577	676,139

		2,001,086

Total Information Technology		11,091,648

Materials (10.3%)
Chemicals (3.9%)
Ashland, Inc.	17,436	1,790,851
Celanese Corp.	8,767	954,639
Corteva, Inc.	21,130	1,274,350
PPG Industries, Inc.	8,298	1,108,447

		5,128,287

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	7,888	2,800,713

Containers & Packaging (1.8%)
Ball Corp.	43,877	2,418,062

Metals & Mining (2.5%)
ATI, Inc.*	19,650	775,389
Freeport-McMoRan, Inc.	11,928	487,974
Steel Dynamics, Inc.	18,765	2,121,571

		3,384,934

Total Materials		13,731,996

Real Estate (9.3%)
Health Care REITs (0.7%)
Ventas, Inc. (REIT)	23,239	1,007,411

Industrial REITs (1.8%)
Americold Realty Trust, Inc. (REIT)	29,303	833,670
EastGroup Properties, Inc. (REIT)	9,296	1,536,815

		2,370,485

Office REITs (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	17,614	2,212,142

Residential REITs (2.8%)
AvalonBay Communities, Inc. (REIT)	12,134	2,039,240
Equity LifeStyle Properties, Inc. (REIT)	14,453	970,230
Invitation Homes, Inc. (REIT)	24,564	767,134

		3,776,604

Retail REITs (0.7%)
Regency Centers Corp. (REIT)	14,381	879,830

Specialized REITs (1.6%)
CubeSmart (REIT)	26,184	1,210,224
VICI Properties, Inc. (REIT)	28,171	918,938

		2,129,162

Total Real Estate		12,375,634

Utilities (8.9%)
Electric Utilities (2.0%)
Eversource Energy	8,688	679,923
Xcel Energy, Inc.	30,348	2,046,669

		2,726,592

Independent Power and Renewable Electricity Producers (1.3%)
AES Corp. (The)	73,771	1,776,406

Multi-Utilities (4.9%)
Ameren Corp.	28,376	2,451,403
CMS Energy Corp.	34,708	2,130,377
WEC Energy Group, Inc.	20,263	1,920,730

		6,502,510

Water Utilities (0.7%)
American Water Works Co., Inc.	5,915	866,488

Total Utilities		11,871,996

Total Common Stocks (99.0%) (Cost $123,404,706)		131,638,148

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $985,620, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,004,931.(xx)	$985,226	985,226

Total Short-Term Investment (0.7%) (Cost $985,226)		985,226

Total Investments in Securities (99.7%) (Cost $124,389,932)		132,623,374
Other Assets Less Liabilities (0.3%)		335,645

Net Assets (100%)		$132,959,019

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $1,778,638. This was collateralized by $824,367 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.763%, maturing 7/15/23 - 8/15/49 and by cash of $985,226 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,833,196	$—	$—	$3,833,196
Consumer Discretionary	10,955,873	—	—	10,955,873
Consumer Staples	6,078,802	—	—	6,078,802
Energy	4,128,797	—	—	4,128,797
Financials	22,208,868	—	—	22,208,868
Health Care	11,173,027	—	—	11,173,027
Industrials	24,188,311	—	—	24,188,311
Information Technology	11,091,648	—	—	11,091,648
Materials	13,731,996	—	—	13,731,996
Real Estate	12,375,634	—	—	12,375,634
Utilities	11,871,996	—	—	11,871,996
Short-Term Investment
Repurchase Agreement	—	985,226	—	985,226

Total Assets	$131,638,148	$985,226	$—	$132,623,374

Total Liabilities	$—	$—	$—	$—

Total	$131,638,148	$985,226	$—	$132,623,374

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,506,784
Aggregate gross unrealized depreciation	(8,325,819)

Net unrealized appreciation	$8,180,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,442,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	42,886	$825,556
Verizon Communications, Inc.	25,269	982,711

		1,808,267

Entertainment (0.4%)
Activision Blizzard, Inc.	4,285	366,753
Electronic Arts, Inc.	1,567	188,745
Live Nation Entertainment, Inc.*	858	60,060
Netflix, Inc.*	2,679	925,541
Take-Two Interactive Software, Inc.*	954	113,812
Walt Disney Co. (The)*	10,991	1,100,529
Warner Bros Discovery, Inc.*	13,296	200,770

		2,956,210

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	35,835	3,717,165
Alphabet, Inc., Class C*	31,239	3,248,856
Match Group, Inc.*	1,680	64,495
Meta Platforms, Inc., Class A*	13,391	2,838,088

		9,868,604

Media (0.2%)
Charter Communications, Inc., Class A*	634	226,725
Comcast Corp., Class A	25,309	959,464
Fox Corp., Class A	1,786	60,813
Fox Corp., Class B	829	25,956
Interpublic Group of Cos., Inc. (The)	2,338	87,067
News Corp., Class A	2,301	39,738
News Corp., Class B	709	12,358
Omnicom Group, Inc.	1,220	115,095
Paramount Global, Class B(x)	3,039	67,800

		1,595,016

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,564	516,210

Total Communication Services		16,744,307

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	1,630	182,870
BorgWarner, Inc.	1,409	69,196

		252,066

Automobiles (0.6%)
Ford Motor Co.	23,557	296,818
General Motors Co.	8,391	307,782
Tesla, Inc.*	16,181	3,356,910

		3,961,510

Broadline Retail (0.9%)
Amazon.com, Inc.*	53,638	5,540,269
eBay, Inc.	3,265	144,868
Etsy, Inc.*	756	84,165

		5,769,302

Distributors (0.0%)†
Genuine Parts Co.	848	141,879
LKQ Corp.	1,527	86,673
Pool Corp.	235	80,473

		309,025

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	233	618,011
Caesars Entertainment, Inc.*	1,291	63,014
Carnival Corp.*	6,029	61,194
Chipotle Mexican Grill, Inc.*	166	283,576
Darden Restaurants, Inc.	732	113,577
Domino’s Pizza, Inc.	213	70,262
Expedia Group, Inc.*	889	86,260
Hilton Worldwide Holdings, Inc.	1,603	225,815
Las Vegas Sands Corp.*	1,977	113,579
Marriott International, Inc., Class A	1,619	268,819
McDonald’s Corp.	4,407	1,232,241
MGM Resorts International	1,893	84,087
Norwegian Cruise Line Holdings Ltd.(x)*	2,535	34,096
Royal Caribbean Cruises Ltd.*	1,321	86,261
Starbucks Corp.	6,915	720,059
Wynn Resorts Ltd.*	620	69,384
Yum! Brands, Inc.	1,685	222,555

		4,352,790

Household Durables (0.1%)
DR Horton, Inc.	1,880	183,657
Garmin Ltd.	923	93,149
Lennar Corp., Class A	1,525	160,293
Mohawk Industries, Inc.*	317	31,770
Newell Brands, Inc.	2,264	28,164
NVR, Inc.*	18	100,299
PulteGroup, Inc.	1,357	79,086
Whirlpool Corp.	328	43,303

		719,721

Leisure Products (0.0%)†
Hasbro, Inc.	781	41,932

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	357	43,415
AutoZone, Inc.*	113	277,771
Bath & Body Works, Inc.	1,374	50,261
Best Buy Co., Inc.	1,185	92,750
CarMax, Inc.*	951	61,130
Home Depot, Inc. (The)	6,132	1,809,676
Lowe’s Cos., Inc.	3,638	727,491
O’Reilly Automotive, Inc.*	375	318,367
Ross Stores, Inc.	2,072	219,901
TJX Cos., Inc. (The)	6,952	544,759
Tractor Supply Co.	665	156,302
Ulta Beauty, Inc.*	306	166,975

		4,468,798

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	7,495	919,187
Ralph Lauren Corp.(x)	247	28,818
Tapestry, Inc.	1,420	61,216
VF Corp.	1,988	45,545

		1,054,766

Total Consumer Discretionary		20,929,910

Consumer Staples (2.2%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,100	70,697
Coca-Cola Co. (The)	23,417	1,452,556
Constellation Brands, Inc., Class A	977	220,694
Keurig Dr Pepper, Inc.	5,113	180,387
Molson Coors Beverage Co., Class B	1,131	58,450
Monster Beverage Corp.*	4,583	247,528
PepsiCo, Inc.	8,286	1,510,538

		3,740,850

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,670	1,326,643
Dollar General Corp.	1,345	283,069
Dollar Tree, Inc.*	1,251	179,581
Kroger Co. (The)	3,919	193,481
Sysco Corp.	3,054	235,860
Target Corp.	2,769	458,629
Walgreens Boots Alliance, Inc.	4,307	148,936
Walmart, Inc.	8,437	1,244,036

		4,070,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.4%)
Archer-Daniels-Midland Co.	3,291	$262,161
Bunge Ltd.	901	86,064
Campbell Soup Co.	1,207	66,361
Conagra Brands, Inc.	2,868	107,722
General Mills, Inc.	3,547	303,127
Hershey Co. (The)	884	224,898
Hormel Foods Corp.	1,742	69,471
J M Smucker Co. (The)	642	101,032
Kellogg Co.	1,540	103,118
Kraft Heinz Co. (The)	4,790	185,229
Lamb Weston Holdings, Inc.	866	90,514
McCormick & Co., Inc. (Non-Voting)	1,508	125,481
Mondelez International, Inc., Class A	8,202	571,843
Tyson Foods, Inc., Class A	1,718	101,912

		2,398,933

Household Products (0.4%)
Church & Dwight Co., Inc.	1,467	129,697
Clorox Co. (The)	743	117,572
Colgate-Palmolive Co.	5,025	377,629
Kimberly-Clark Corp.	2,031	272,601
Procter & Gamble Co. (The)	14,194	2,110,506

		3,008,005

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,394	343,565

Tobacco (0.2%)
Altria Group, Inc.	10,743	479,353
Philip Morris International, Inc.	9,327	907,051

		1,386,404

Total Consumer Staples		14,947,992

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,053	174,690
Halliburton Co.	5,439	172,090
Schlumberger NV	8,545	419,559

		766,339

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	1,934	69,740
Chevron Corp.	10,703	1,746,302
ConocoPhillips	7,363	730,483
Coterra Energy, Inc.	4,744	116,418
Devon Energy Corp.	3,933	199,049
Diamondback Energy, Inc.	1,106	149,498
EOG Resources, Inc.	3,534	405,102
EQT Corp.	2,208	70,457
Exxon Mobil Corp.	24,776	2,716,936
Hess Corp.	1,669	220,876
Kinder Morgan, Inc.	11,902	208,404
Marathon Oil Corp.	3,821	91,551
Marathon Petroleum Corp.	2,732	368,356
Occidental Petroleum Corp.	4,375	273,131
ONEOK, Inc.	2,689	170,859
Phillips 66	2,804	284,270
Pioneer Natural Resources Co.	1,430	292,063
Targa Resources Corp.	1,362	99,358
Valero Energy Corp.	2,320	323,872
Williams Cos., Inc. (The)	7,328	218,814

		8,755,539

Total Energy		9,521,878

Financials (3.8%)
Banks (0.9%)
Bank of America Corp.	41,993	1,201,000
Citigroup, Inc.	11,653	546,409
Citizens Financial Group, Inc.	2,963	89,986
Comerica, Inc.	788	34,215
Fifth Third Bancorp	4,112	109,544
First Republic Bank	1,110	15,529
Huntington Bancshares, Inc.	8,682	97,238
JPMorgan Chase & Co.	17,648	2,299,711
KeyCorp	5,615	70,300
M&T Bank Corp.	1,019	121,842
PNC Financial Services Group, Inc. (The)	2,413	306,692
Regions Financial Corp.	5,619	104,289
Truist Financial Corp.	7,983	272,220
US Bancorp	8,382	302,171
Wells Fargo & Co.	22,926	856,974
Zions Bancorp NA	900	26,937

		6,455,057

Capital Markets (0.8%)
Ameriprise Financial, Inc.	634	194,321
Bank of New York Mellon Corp. (The)	4,425	201,072
BlackRock, Inc.	901	602,877
Cboe Global Markets, Inc.	638	85,645
Charles Schwab Corp. (The)	9,177	480,691
CME Group, Inc.	2,164	414,449
FactSet Research Systems, Inc.	230	95,471
Franklin Resources, Inc.	1,716	46,229
Intercontinental Exchange, Inc.	3,362	350,623
Invesco Ltd.	2,736	44,870
MarketAxess Holdings, Inc.	226	88,432
Moody’s Corp.	948	290,107
Morgan Stanley	7,861	690,196
MSCI, Inc.	481	269,211
Nasdaq, Inc.	2,040	111,527
Northern Trust Corp.	1,254	110,515
Raymond James Financial, Inc.	1,166	108,753
S&P Global, Inc.	1,981	682,989
State Street Corp.	2,100	158,949
T. Rowe Price Group, Inc.	1,350	152,415

		5,179,342

Consumer Finance (0.1%)
American Express Co.	3,582	590,851
Capital One Financial Corp.	2,294	220,591
Discover Financial Services	1,606	158,737
Synchrony Financial	2,629	76,452

		1,046,631

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	10,840	3,347,067
Fidelity National Information Services, Inc.	3,570	193,958
Fiserv, Inc.*	3,821	431,888
FleetCor Technologies, Inc.*	444	93,617
Global Payments, Inc.	1,583	166,595
Jack Henry & Associates, Inc.	439	66,166
Mastercard, Inc., Class A	5,076	1,844,669
PayPal Holdings, Inc.*	6,807	516,924
Visa, Inc., Class A	9,777	2,204,322

		8,865,206

Insurance (0.7%)
Aflac, Inc.	3,369	217,368
Allstate Corp. (The)	1,582	175,301
American International Group, Inc.	4,470	225,109
Aon plc, Class A	1,236	389,698
Arch Capital Group Ltd.*	2,225	151,011
Arthur J Gallagher & Co.	1,276	244,112
Assurant, Inc.	318	38,182
Brown & Brown, Inc.	1,414	81,192
Chubb Ltd.	2,497	484,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	946	$106,028
Everest Re Group Ltd.	236	84,493
Globe Life, Inc.	544	59,851
Hartford Financial Services Group, Inc. (The)	1,896	132,132
Lincoln National Corp.	926	20,807
Loews Corp.	1,174	68,116
Marsh & McLennan Cos., Inc.	2,978	495,986
MetLife, Inc.	3,965	229,732
Principal Financial Group, Inc.	1,369	101,744
Progressive Corp. (The)	3,519	503,428
Prudential Financial, Inc.	2,214	183,186
Travelers Cos., Inc. (The)	1,390	238,260
W R Berkley Corp.	1,226	76,331
Willis Towers Watson plc	642	149,188

		4,456,122

Total Financials		26,002,358

Health Care (4.3%)
Biotechnology (0.7%)
AbbVie, Inc.	10,640	1,695,697
Amgen, Inc.	3,213	776,743
Biogen, Inc.*	866	240,774
Gilead Sciences, Inc.	7,503	622,524
Incyte Corp.*	1,113	80,437
Moderna, Inc.*	1,988	305,317
Regeneron Pharmaceuticals, Inc.*	647	531,620
Vertex Pharmaceuticals, Inc.*	1,547	487,413

		4,740,525

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	10,490	1,062,217
Align Technology, Inc.*	437	146,019
Baxter International, Inc.	3,036	123,140
Becton Dickinson & Co.	1,708	422,798
Boston Scientific Corp.*	8,618	431,159
Cooper Cos., Inc. (The)	297	110,888
Dentsply Sirona, Inc.	1,293	50,789
Dexcom, Inc.*	2,325	270,118
Edwards Lifesciences Corp.*	3,720	307,756
GE HealthCare Technologies, Inc.*	2,185	179,236
Hologic, Inc.*	1,483	119,678
IDEXX Laboratories, Inc.*	498	249,040
Insulet Corp.*	418	133,325
Intuitive Surgical, Inc.*	2,108	538,531
Medtronic plc	8,003	645,202
ResMed, Inc.	884	193,587
STERIS plc	597	114,194
Stryker Corp.	2,029	579,219
Teleflex, Inc.	282	71,433
Zimmer Biomet Holdings, Inc.	1,263	163,180

		5,911,509

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	974	155,947
Cardinal Health, Inc.	1,550	117,025
Centene Corp.*	3,314	209,478
Cigna Group (The)	1,797	459,187
CVS Health Corp.	7,726	574,119
DaVita, Inc.*	331	26,847
Elevance Health, Inc.	1,437	660,747
HCA Healthcare, Inc.	1,276	336,456
Henry Schein, Inc.*	816	66,537
Humana, Inc.	752	365,066
Laboratory Corp. of America Holdings	533	122,281
McKesson Corp.	824	293,385
Molina Healthcare, Inc.*	351	93,889
Quest Diagnostics, Inc.	668	94,509
UnitedHealth Group, Inc.	5,622	2,656,901
Universal Health Services, Inc., Class B	386	49,061

		6,281,435

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,780	246,245
Bio-Rad Laboratories, Inc., Class A*	130	62,273
Bio-Techne Corp.	946	70,184
Charles River Laboratories International, Inc.*	306	61,757
Danaher Corp.	3,944	994,046
Illumina, Inc.*	946	219,992
IQVIA Holdings, Inc.*	1,117	222,160
Mettler-Toledo International, Inc.*	133	203,518
PerkinElmer, Inc.	760	101,277
Thermo Fisher Scientific, Inc.	2,360	1,360,233
Waters Corp.*	357	110,538
West Pharmaceutical Services, Inc.	445	154,179

		3,806,402

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	12,792	886,613
Catalent, Inc.*	1,084	71,230
Eli Lilly and Co.	4,745	1,629,528
Johnson & Johnson	15,730	2,438,150
Merck & Co., Inc.	15,254	1,622,873
Organon & Co.	1,530	35,986
Pfizer, Inc.	33,773	1,377,938
Viatris, Inc.	7,296	70,187
Zoetis, Inc.	2,804	466,698

		8,599,203

Total Health Care		29,339,074

Industrials (2.6%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,383	718,651
General Dynamics Corp.	1,354	308,996
Howmet Aerospace, Inc.	2,215	93,850
Huntington Ingalls Industries, Inc.	240	49,685
L3Harris Technologies, Inc.	1,146	224,891
Lockheed Martin Corp.	1,367	646,222
Northrop Grumman Corp.	866	399,849
Raytheon Technologies Corp.	8,814	863,155
Textron, Inc.	1,256	88,711
TransDigm Group, Inc.	312	229,960

		3,623,970

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	708	70,354
Expeditors International of Washington, Inc.	957	105,385
FedEx Corp.	1,397	319,200
United Parcel Service, Inc., Class B	4,391	851,810

		1,346,749

Building Products (0.1%)
A O Smith Corp.	763	52,762
Allegion plc	529	56,460
Carrier Global Corp.	5,019	229,619
Johnson Controls International plc	4,135	249,010
Masco Corp.	1,355	67,371
Trane Technologies plc	1,378	253,524

		908,746

Commercial Services & Supplies (0.2%)
Cintas Corp.	520	240,594
Copart, Inc.*	2,579	193,966
Republic Services, Inc.	1,236	167,132
Rollins, Inc.	1,393	52,279
Waste Management, Inc.	2,235	364,685

		1,018,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
Quanta Services, Inc.	860	$143,310

Electrical Equipment (0.2%)
AMETEK, Inc.	1,382	200,846
Eaton Corp. plc	2,393	410,017
Emerson Electric Co.	3,438	299,587
Generac Holdings, Inc.*	381	41,152
Rockwell Automation, Inc.	691	202,774

		1,154,376

Ground Transportation (0.2%)
CSX Corp.	12,649	378,711
JB Hunt Transport Services, Inc.	499	87,555
Norfolk Southern Corp.	1,370	290,440
Old Dominion Freight Line, Inc.	545	185,758
Union Pacific Corp.	3,681	740,838

		1,683,302

Industrial Conglomerates (0.3%)
3M Co.	3,312	348,124
General Electric Co.	6,554	626,563
Honeywell International, Inc.	4,020	768,302

		1,742,989

Machinery (0.5%)
Caterpillar, Inc.	3,131	716,498
Cummins, Inc.	850	203,048
Deere & Co.	1,627	671,756
Dover Corp.	841	127,782
Fortive Corp.	2,123	144,725
IDEX Corp.	454	104,888
Illinois Tool Works, Inc.	1,670	406,561
Ingersoll Rand, Inc.	2,436	141,726
Nordson Corp.	323	71,790
Otis Worldwide Corp.	2,496	210,662
PACCAR, Inc.	3,141	229,921
Parker-Hannifin Corp.	772	259,477
Pentair plc	990	54,717
Snap-on, Inc.	320	79,005
Stanley Black & Decker, Inc.	890	71,716
Westinghouse Air Brake Technologies Corp.	1,094	110,560
Xylem, Inc.	1,085	113,600

		3,718,432

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	767	32,183
American Airlines Group, Inc.*	3,915	57,746
Delta Air Lines, Inc.*	3,858	134,722
Southwest Airlines Co.	3,576	116,363
United Airlines Holdings, Inc.*	1,967	87,040

		428,054

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,493	555,017
Broadridge Financial Solutions, Inc.	708	103,771
CoStar Group, Inc.*	2,447	168,476
Equifax, Inc.	737	149,493
Jacobs Solutions, Inc.	762	89,543
Leidos Holdings, Inc.	822	75,673
Paychex, Inc.	1,930	221,159
Robert Half International, Inc.	648	52,209
Verisk Analytics, Inc.	941	180,540

		1,595,881

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,434	185,230
United Rentals, Inc.	417	165,032
WW Grainger, Inc.	271	186,667

		536,929

Total Industrials		17,901,394

Information Technology (8.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,489	249,943
Cisco Systems, Inc.	24,717	1,292,081
F5, Inc.*	362	52,740
Juniper Networks, Inc.	1,949	67,085
Motorola Solutions, Inc.	1,006	287,847

		1,949,696

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,577	292,313
CDW Corp.	815	158,835
Corning, Inc.	4,580	161,582
Keysight Technologies, Inc.*	1,073	173,268
TE Connectivity Ltd.	1,904	249,710
Teledyne Technologies, Inc.*	282	126,156
Trimble, Inc.*	1,484	77,791
Zebra Technologies Corp., Class A*	311	98,898

		1,338,553

IT Services (0.4%)
Accenture plc, Class A	3,789	1,082,934
Akamai Technologies, Inc.*	946	74,072
Cognizant Technology Solutions Corp., Class A	3,062	186,568
DXC Technology Co.*	1,370	35,017
EPAM Systems, Inc.*	346	103,454
Gartner, Inc.*	475	154,741
International Business Machines Corp.	5,440	713,129
VeriSign, Inc.*	551	116,443

		2,466,358

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	9,701	950,795
Analog Devices, Inc.	3,050	601,521
Applied Materials, Inc.	5,072	622,994
Broadcom, Inc.	2,514	1,612,832
Enphase Energy, Inc.*	818	172,009
First Solar, Inc.*	597	129,847
Intel Corp.	24,890	813,156
KLA Corp.	833	332,509
Lam Research Corp.	812	430,457
Microchip Technology, Inc.	3,296	276,139
Micron Technology, Inc.	6,565	396,132
Monolithic Power Systems, Inc.	269	134,645
NVIDIA Corp.	14,801	4,111,274
NXP Semiconductors NV	1,559	290,714
ON Semiconductor Corp.*	2,599	213,950
Qorvo, Inc.*	601	61,044
QUALCOMM, Inc.	6,708	855,807
Skyworks Solutions, Inc.	956	112,789
SolarEdge Technologies, Inc.*	336	102,127
Teradyne, Inc.	937	100,737
Texas Instruments, Inc.	5,452	1,014,126

		13,335,604

Software (2.9%)
Adobe, Inc.*	2,754	1,061,309
ANSYS, Inc.*	524	174,387
Autodesk, Inc.*	1,298	270,192
Cadence Design Systems, Inc.*	1,650	346,648
Ceridian HCM Holding, Inc.*	926	67,802
Fair Isaac Corp.*	151	106,106
Fortinet, Inc.*	3,901	259,260
Gen Digital, Inc.	3,422	58,722
Intuit, Inc.	1,690	753,453
Microsoft Corp.	44,786	12,911,804
Oracle Corp.	9,247	859,231
Paycom Software, Inc.*	290	88,163
PTC, Inc.*	640	82,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	638	$281,160
Salesforce, Inc.*	6,017	1,202,076
ServiceNow, Inc.*	1,221	567,423
Synopsys, Inc.*	917	354,191
Tyler Technologies, Inc.*	251	89,015

		19,533,009

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	89,482	14,755,582
Hewlett Packard Enterprise Co.	7,712	122,852
HP, Inc.	5,200	152,620
NetApp, Inc.	1,297	82,813
Seagate Technology Holdings plc	1,155	76,369
Western Digital Corp.*	1,921	72,364

		15,262,600

Total Information Technology		53,885,820

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,336	383,712
Albemarle Corp.	705	155,833
Celanese Corp.	600	65,334
CF Industries Holdings, Inc.	1,180	85,538
Corteva, Inc.	4,289	258,670
Dow, Inc.	4,241	232,492
DuPont de Nemours, Inc.	2,756	197,798
Eastman Chemical Co.	715	60,303
Ecolab, Inc.	1,491	246,805
FMC Corp.	758	92,574
International Flavors & Fragrances, Inc.	1,534	141,067
Linde plc	2,963	1,053,169
LyondellBasell Industries NV, Class A	1,528	143,464
Mosaic Co. (The)	2,049	94,008
PPG Industries, Inc.	1,414	188,882
Sherwin-Williams Co. (The)	1,419	318,949

		3,718,598

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	374	132,793
Vulcan Materials Co.	800	137,248

		270,041

Containers & Packaging (0.1%)
Amcor plc	8,939	101,726
Avery Dennison Corp.	487	87,139
Ball Corp.	1,889	104,103
International Paper Co.	2,140	77,168
Packaging Corp. of America	557	77,328
Sealed Air Corp.	870	39,942
Westrock Co.	1,532	46,680

		534,086

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,600	351,826
Newmont Corp.	4,776	234,120
Nucor Corp.	1,522	235,103
Steel Dynamics, Inc.	1,004	113,512

		934,561

Total Materials		5,457,286

Real Estate (0.8%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,290	72,281
Ventas, Inc. (REIT)	2,407	104,344
Welltower, Inc. (REIT)	2,843	203,815

		380,440

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,302	70,940

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,554	692,973

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	948	119,059
Boston Properties, Inc. (REIT)	858	46,435

		165,494

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,901	138,412

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	842	141,506
Camden Property Trust (REIT)	663	69,509
Equity Residential (REIT)	2,049	122,940
Essex Property Trust, Inc. (REIT)	389	81,355
Invitation Homes, Inc. (REIT)	3,495	109,149
Mid-America Apartment Communities, Inc. (REIT)	695	104,973
UDR, Inc. (REIT)	1,861	76,413

		705,845

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	441	43,584
Kimco Realty Corp. (REIT)	3,721	72,671
Realty Income Corp. (REIT)	3,773	238,906
Regency Centers Corp. (REIT)	927	56,714
Simon Property Group, Inc. (REIT)	1,967	220,245

		632,120

Specialized REITs (0.4%)
American Tower Corp. (REIT)	2,801	572,356
Crown Castle, Inc. (REIT)	2,605	348,653
Digital Realty Trust, Inc. (REIT)	1,730	170,076
Equinix, Inc. (REIT)	557	401,619
Extra Space Storage, Inc. (REIT)	806	131,322
Iron Mountain, Inc. (REIT)	1,749	92,540
Public Storage (REIT)	951	287,335
SBA Communications Corp. (REIT)	650	169,696
VICI Properties, Inc. (REIT)	6,039	196,992
Weyerhaeuser Co. (REIT)	4,409	132,843

		2,503,432

Total Real Estate		5,289,656

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,510	80,634
American Electric Power Co., Inc.	3,092	281,341
Constellation Energy Corp.	1,968	154,488
Duke Energy Corp.	4,633	446,946
Edison International	2,298	162,216
Entergy Corp.	1,224	131,874
Evergy, Inc.	1,381	84,407
Eversource Energy	2,096	164,033
Exelon Corp.	5,979	250,460
FirstEnergy Corp.	3,268	130,916
NextEra Energy, Inc.	11,956	921,568
NRG Energy, Inc.	1,386	47,526
Pinnacle West Capital Corp.	681	53,962
PPL Corp.	4,430	123,110
Southern Co. (The)	6,550	455,749
Xcel Energy, Inc.	3,293	222,080

		3,711,310

Gas Utilities (0.0%)†
Atmos Energy Corp.	861	96,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,019	$96,777

Multi-Utilities (0.3%)
Ameren Corp.	1,555	134,336
CenterPoint Energy, Inc.	3,788	111,595
CMS Energy Corp.	1,752	107,538
Consolidated Edison, Inc.	2,135	204,255
Dominion Energy, Inc.	5,013	280,277
DTE Energy Co.	1,166	127,724
NiSource, Inc.	2,444	68,334
Public Service Enterprise Group, Inc.	3,002	187,475
Sempra Energy	1,891	285,844
WEC Energy Group, Inc.	1,898	179,911

		1,687,289

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,161	170,075

Total Utilities		5,762,193

Total Common Stocks (30.4%) (Cost $139,431,208)		205,781,868

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.3%)
U.S. Treasury Notes 1.625%, 5/15/31	$313,390,000	272,126,691

Total Long-Term Debt Securities (40.3%) (Cost $270,330,200)		272,126,691

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	479

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.7%)
Goldman Sachs Financial Square Funds - Government Fund‡	33,512,360	33,512,360
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	32,829,234	32,829,234
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	32,486,471	32,486,471
JPMorgan Prime Money Market Fund, IM Shares	60,980,822	60,999,117

Total Investment Companies		159,827,182

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $109,378, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $111,580.(xx)	$109,334	$109,334

Total Short-Term Investments (23.7%) (Cost $159,920,287)		159,936,516

Total Investments in Securities (94.4%) (Cost $569,681,975)		637,845,554
Other Assets Less Liabilities (5.6%)		38,189,850

Net Assets (100%)		$676,035,404

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $114,915. This was collateralized by $6,104 of various U.S. Government Treasury Securities, ranging from 0.375% - 4.000%, maturing 8/15/24 - 11/15/51 and by cash of $109,334 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund	33,512,360	32,554,639	957,721	—	—	—	33,512,360	358,589	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	32,829,234	31,891,058	938,176	—	—	—	32,829,234	350,544	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	32,486,471	31,558,068	928,403	—	—	—	32,486,471	347,264	—

Total		96,003,765	2,824,300	—	—	—	98,828,065	1,056,397	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,098	6/2023	EUR	50,739,178	3,514,430
FTSE 100 Index	344	6/2023	GBP	32,416,739	104,067
Russell 2000 E-Mini Index	376	6/2023	USD	34,093,800	472,383
S&P Midcap 400 E-Mini Index	202	6/2023	USD	51,099,940	1,142,928
TOPIX Index	228	6/2023	JPY	34,403,916	(290,515)

					4,943,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,744,307	$—	$—	$16,744,307
Consumer Discretionary	20,929,910	—	—	20,929,910
Consumer Staples	14,947,992	—	—	14,947,992
Energy	9,521,878	—	—	9,521,878
Financials	26,002,358	—	—	26,002,358
Health Care	29,339,074	—	—	29,339,074
Industrials	17,901,394	—	—	17,901,394
Information Technology	53,885,820	—	—	53,885,820
Materials	5,457,286	—	—	5,457,286
Real Estate	5,289,656	—	—	5,289,656
Utilities	5,762,193	—	—	5,762,193
Futures	5,233,808	—	—	5,233,808
Rights
Health Care	—	479	—	479
Short-Term Investments
Investment Companies	159,827,182	—	—	159,827,182
Repurchase Agreement	—	109,334	—	109,334
U.S. Treasury Obligation	—	272,126,691	—	272,126,691

Total Assets	$370,842,858	$272,236,504	$—	$643,079,362

Liabilities:
Futures	$(290,515)	$—	$—	$(290,515)

Total Liabilities	$(290,515)	$—	$—	$(290,515)

Total	$370,552,343	$272,236,504	$—	$642,788,847

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,064,011
Aggregate gross unrealized depreciation	(8,427,151)

Net unrealized appreciation	$76,636,860

Federal income tax cost of investments in securities and derivative instruments, if applicable	$566,151,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,909,167
Series NN
3.250%, 6/15/25	2,500,000	2,442,548

Total Financials		8,351,715

Total Corporate Bond		8,351,715

U.S. Government Agency Securities (49.5%)
FFCB
0.250%, 2/26/24	35,370,000	33,980,882
3.625%, 3/6/24	17,500,000	17,293,819
0.350%, 5/16/24	10,000,000	9,501,751
2.625%, 5/16/24	33,695,000	33,104,374
0.390%, 6/17/24	10,000,000	9,477,127
0.470%, 8/19/24	10,000,000	9,434,776
3.375%, 8/26/24	25,000,000	24,725,755
4.250%, 9/26/24	15,000,000	14,948,124
0.440%, 11/4/24	10,000,000	9,360,219
0.300%, 11/12/24	5,000,000	4,666,560
4.500%, 11/18/24	25,000,000	25,033,625
1.125%, 1/6/25	2,500,000	2,366,983
1.750%, 2/14/25	31,505,000	30,061,350
4.750%, 2/21/25	17,502,000	17,633,270
0.680%, 8/4/25	30,000,000	27,554,568
0.570%, 8/12/25	10,000,000	9,155,145
4.250%, 9/30/25	15,000,000	15,024,147
0.600%, 11/24/25	15,000,000	13,622,085
0.680%, 1/13/27	5,000,000	4,409,379
0.700%, 1/27/27	15,000,000	13,218,581
1.040%, 1/25/29	15,000,000	12,599,214
1.230%, 7/29/30	5,000,000	4,033,281
1.240%, 9/3/30	10,000,000	8,046,047
1.380%, 1/14/31	30,000,000	24,161,991
1.990%, 3/17/31	10,000,000	8,418,356
FHLB
2.125%, 2/28/24	16,445,000	16,066,601
3.375%, 3/8/24	22,500,000	22,192,880
0.375%, 3/15/24	50,000,000	47,844,575
2.875%, 6/14/24	13,085,000	12,831,453
2.750%, 6/28/24	50,000,000	48,865,155
3.000%, 7/8/24	26,315,000	25,790,850
1.500%, 8/15/24	47,875,000	45,991,214
2.875%, 9/13/24	46,180,000	44,926,989
4.500%, 10/3/24	75,000,000	75,127,275
2.750%, 12/13/24	40,000,000	38,950,648
1.250%, 1/27/25	25,000,000	23,574,758
1.300%, 1/28/25	60,000,000	56,625,468
5.000%, 2/28/25	10,000,000	10,133,033
2.375%, 3/14/25	10,000,000	9,639,385
0.500%, 4/14/25	41,290,000	38,388,543
0.500%, 6/13/25	20,000,000	18,450,004
3.125%, 6/13/25	10,000,000	9,730,754
0.375%, 9/4/25	56,620,000	51,816,693
0.550%, 1/20/26	5,000,000	4,518,688
0.625%, 1/22/26	25,000,000	22,616,585
0.650%, 1/28/26	15,000,000	13,580,646
0.700%, 1/28/26	20,000,000	18,156,582
0.600%, 2/12/26	10,000,000	9,004,170
0.680%, 2/24/26	5,000,000	4,521,047
0.750%, 2/24/26	25,000,000	22,663,687
0.650%, 2/26/26	10,000,000	9,007,649
1.050%, 8/13/26	36,000,000	32,438,473
1.875%, 9/11/26	24,000,000	22,257,341
1.500%, 11/23/26	50,000,000	45,523,115
1.250%, 12/21/26	50,000,000	45,344,265
1.700%, 1/28/27	69,245,000	63,363,994
0.830%, 2/10/27	10,000,000	8,825,451
1.020%, 2/24/27	15,000,000	13,328,790
0.900%, 2/26/27	35,000,000	30,999,220
1.115%, 2/26/27	30,000,000	26,755,470
1.100%, 2/25/28	15,000,000	13,012,904
3.250%, 6/9/28	25,000,000	24,415,858
1.000%, 8/16/28	5,000,000	4,254,804
3.250%, 11/16/28	66,335,000	64,508,194
FHLMC
0.360%, 5/15/24	10,000,000	9,504,590
0.450%, 11/25/24	10,000,000	9,343,400
4.000%, 12/30/24	30,000,000	29,652,111
5.150%, 1/24/25	10,000,000	10,017,302
1.500%, 2/12/25(x)	60,000,000	57,032,940
5.150%, 2/14/25	10,000,000	9,977,673
4.320%, 3/21/25	25,000,000	24,852,375
3.050%, 5/12/25	50,000,000	48,509,510
0.375%, 7/21/25	7,225,000	6,636,986
0.600%, 8/12/25	10,000,000	9,173,260
4.050%, 8/28/25	35,000,000	34,533,188
0.680%, 9/2/25	26,300,000	24,143,095
0.375%, 9/23/25	68,490,000	62,764,222
4.625%, 9/29/25	15,000,000	14,878,172
0.600%, 9/30/25	20,000,000	18,262,500
0.600%, 10/15/25	10,905,000	9,933,801
0.600%, 11/12/25	5,000,000	4,539,930
0.640%, 11/24/25	15,000,000	13,620,190
0.625%, 11/25/25	10,000,000	9,091,228
0.620%, 12/1/25	15,000,000	13,631,068
0.750%, 6/23/26	15,000,000	13,467,190
6.750%, 9/15/29	20,000,000	23,375,300
6.250%, 7/15/32(x)	45,000,000	53,579,939
FNMA
1.750%, 7/2/24(x)	60,000,000	57,836,484
2.625%, 9/6/24	60,000,000	58,536,552
1.625%, 10/15/24(x)	65,050,000	62,383,776
1.625%, 1/7/25	83,600,000	79,875,127
0.625%, 4/22/25	36,380,000	33,877,052
0.500%, 6/17/25	45,000,000	41,560,956
0.375%, 8/25/25	127,500,000	116,723,598
0.580%, 10/20/25	20,000,000	18,239,418
0.560%, 10/22/25	10,000,000	9,092,926
0.540%, 10/27/25	10,000,000	9,088,480
0.600%, 10/29/25	10,000,000	9,095,263
0.500%, 11/7/25(x)	63,385,000	57,976,814
0.560%, 11/17/25	10,000,000	9,079,744
0.650%, 12/10/25	10,000,000	9,087,697
0.650%, 12/17/25	10,000,000	9,086,091
2.125%, 4/24/26	119,485,000	113,344,618
1.875%, 9/24/26	120,000,000	112,252,716
0.875%, 12/18/26	10,000,000	8,880,229
0.750%, 10/8/27	80,000,000	70,015,216
6.250%, 5/15/29	25,000,000	28,330,393
7.125%, 1/15/30(x)	40,000,000	47,915,300
0.875%, 8/5/30	134,805,000	109,671,322
6.625%, 11/15/30	45,000,000	53,271,684
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,104,748
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	20,038,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 4/26/24	$27,579,000	$27,805,261
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,481,950
0.750%, 5/15/25	8,330,000	7,725,292
3.875%, 3/15/28	7,500,000	7,497,721
1.500%, 9/15/31	10,420,000	8,491,018
Series A
2.875%, 2/1/27	48,000,000	46,057,853
Series E
6.750%, 11/1/25	15,779,000	16,730,694

Total U.S. Government Agency Securities		3,273,548,815

U.S. Treasury Obligations (42.0%)
U.S. Treasury Notes
0.375%, 4/15/24	35,000,000	33,499,221
2.000%, 4/30/24	10,000,000	9,724,257
2.500%, 4/30/24	55,000,000	53,759,563
0.250%, 5/15/24	77,000,000	73,434,292
2.500%, 5/15/24	58,000,000	56,729,951
2.000%, 5/31/24	38,000,000	36,930,216
2.500%, 5/31/24	20,000,000	19,539,490
0.250%, 6/15/24	15,000,000	14,260,971
2.000%, 6/30/24	19,000,000	18,433,342
3.000%, 6/30/24	18,000,000	17,669,049
0.375%, 7/15/24	40,000,000	37,983,480
1.750%, 7/31/24	23,500,000	22,691,454
3.000%, 7/31/24	25,000,000	24,533,473
0.375%, 8/15/24	20,000,000	18,936,042
2.375%, 8/15/24	25,000,000	24,331,585
1.250%, 8/31/24	22,000,000	21,062,384
1.875%, 8/31/24	25,000,000	24,146,418
3.250%, 8/31/24	15,000,000	14,765,209
2.250%, 10/31/24	4,000,000	3,874,977
1.500%, 11/30/24	7,000,000	6,692,953
2.250%, 12/31/24	22,000,000	21,273,177
4.250%, 12/31/24	25,000,000	25,007,843
1.125%, 1/15/25	25,000,000	23,677,700
4.125%, 1/31/25(x)	18,000,000	17,986,628
2.000%, 2/15/25	13,000,000	12,492,354
4.625%, 2/28/25(x)	25,000,000	25,227,322
2.125%, 5/15/25	37,000,000	35,549,582
2.750%, 5/15/25	30,000,000	29,191,428
2.875%, 6/15/25	17,000,000	16,587,968
3.000%, 7/15/25	50,000,000	48,888,745
0.250%, 7/31/25	40,000,000	36,703,472
2.000%, 8/15/25	30,000,000	28,689,399
4.250%, 10/15/25	15,000,000	15,106,059
0.250%, 10/31/25	10,000,000	9,110,625
0.375%, 11/30/25	5,000,000	4,557,402
4.000%, 12/15/25	30,000,000	30,091,350
0.375%, 12/31/25	70,000,000	63,753,662
3.875%, 1/15/26	25,000,000	24,984,540
0.375%, 1/31/26	55,000,000	49,893,948
1.625%, 2/15/26	20,000,000	18,794,564
4.000%, 2/15/26	25,000,000	25,082,015
0.500%, 2/28/26	43,000,000	39,048,472
0.750%, 3/31/26	65,000,000	59,419,067
2.250%, 3/31/26	35,000,000	33,450,326
0.750%, 4/30/26	40,000,000	36,433,696
1.625%, 5/15/26	42,000,000	39,288,455
0.750%, 5/31/26	73,000,000	66,337,516
0.875%, 6/30/26	60,000,000	54,659,466
0.625%, 7/31/26	25,000,000	22,531,040
1.500%, 8/15/26	35,500,000	32,921,617
1.375%, 8/31/26	16,615,000	15,325,636
0.875%, 9/30/26	45,000,000	40,722,224
2.000%, 11/15/26	90,000,000	84,571,686
2.250%, 2/15/27	10,000,000	9,463,307
2.250%, 11/15/27	18,500,000	17,384,589
3.875%, 11/30/27	10,000,000	10,093,715
0.625%, 12/31/27	45,000,000	39,078,823
3.875%, 12/31/27	25,000,000	25,234,875
2.750%, 2/15/28	25,600,000	24,559,939
1.250%, 3/31/28	50,000,000	44,550,175
1.250%, 4/30/28	10,000,000	8,891,723
2.875%, 5/15/28	86,500,000	83,344,099
1.250%, 5/31/28	60,500,000	53,729,735
1.250%, 6/30/28	5,000,000	4,432,634
2.875%, 8/15/28	76,000,000	73,120,459
1.125%, 8/31/28	25,000,000	21,928,565
1.250%, 9/30/28	30,000,000	26,439,285
3.125%, 11/15/28	87,500,000	85,197,149
2.625%, 2/15/29	52,000,000	49,257,671
2.375%, 5/15/29	82,000,000	76,461,597
3.250%, 6/30/29	15,000,000	14,691,789
1.625%, 8/15/29	17,500,000	15,590,001
4.000%, 10/31/29	25,000,000	25,580,660
3.875%, 12/31/29	20,000,000	20,344,360
1.500%, 2/15/30	32,400,000	28,371,789
4.000%, 2/28/30	15,000,000	15,385,099
0.625%, 5/15/30	40,000,000	32,699,244
0.625%, 8/15/30	33,500,000	27,269,251
0.875%, 11/15/30	36,000,000	29,765,959
1.125%, 2/15/31	46,600,000	39,193,228
1.625%, 5/15/31	15,000,000	13,024,986
1.250%, 8/15/31	30,000,000	25,141,653
1.375%, 11/15/31	84,500,000	71,250,087
1.875%, 2/15/32	94,000,000	82,440,218
2.875%, 5/15/32	23,000,000	21,869,035
2.750%, 8/15/32	31,000,000	29,142,003
4.125%, 11/15/32	3,000,000	3,150,147
3.500%, 2/15/33	15,000,000	15,011,652

Total U.S. Treasury Obligations		2,783,446,812

Total Long-Term Debt Securities (91.6%) (Cost $6,373,267,955)		6,065,347,342

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.0%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	47,908,500
Schwab Short-Term U.S. Treasury ETF(x)	950,000	46,350,500
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	233,844,000
Vanguard Short-Term Treasury ETF(x)	3,400,000	199,036,000

Total Exchange Traded Funds (8.0%) (Cost $543,978,750)		527,139,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $7,094,436, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $7,233,431.(xx)	$7,091,599	$7,091,599
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $13,209,075, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $14,558,967.(xx)	13,200,000	13,200,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $10,003,992, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $10,204,073.(xx)	10,000,000	10,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $10,008,033, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		40,291,599

Total Short-Term Investments (0.7%) (Cost $45,291,599)		45,291,599

Total Investments in Securities (100.3%) (Cost $6,962,538,304)		6,637,777,941
Other Assets Less Liabilities (-0.3%)		(18,247,351)

Net Assets (100%)		$6,619,530,590

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $74,748,955. This was collateralized by $30,777,829 of various U.S. Government Treasury Securities, ranging from 0.875% - 1.750%, maturing 1/31/27 - 8/15/31 and by cash of $45,291,599 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,351,715	$—	$8,351,715
Exchange Traded Funds	527,139,000	—	—	527,139,000
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	40,291,599	—	40,291,599
U.S. Government Agency Securities	—	3,273,548,815	—	3,273,548,815
U.S. Treasury Obligations	—	2,783,446,812	—	2,783,446,812

Total Assets	$532,139,000	$6,105,638,941	$—	$6,637,777,941

Total Liabilities	$—	$—	$—	$—

Total	$532,139,000	$6,105,638,941	$—	$6,637,777,941

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,511,316
Aggregate gross unrealized depreciation	(336,394,055)

Net unrealized depreciation	$(325,882,739)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,963,660,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
Ampol Ltd.	9,487	$194,188
ANZ Group Holdings Ltd.	121,803	1,876,281
APA Group	47,177	320,140
Aristocrat Leisure Ltd.	55,012	1,375,606
ASX Ltd.	7,604	331,072
Aurizon Holdings Ltd.	77,109	173,595
BHP Group Ltd. (ASE Stock Exchange)	113,337	3,594,807
BHP Group Ltd. (London Stock Exchange)	93,034	2,943,926
BlueScope Steel Ltd.	18,776	254,418
Brambles Ltd.	56,024	504,325
Cochlear Ltd.	2,593	411,027
Coles Group Ltd.	54,257	654,186
Commonwealth Bank of Australia	69,317	4,564,007
Dexus (REIT)	44,852	227,255
EBOS Group Ltd.	6,604	192,431
Endeavour Group Ltd.	58,253	264,180
Flutter Entertainment plc (Dublin Stock Exchange)*	6,874	1,250,245
Flutter Entertainment plc (London Stock Exchange)*	8,106	1,473,925
Fortescue Metals Group Ltd.	69,871	1,050,712
Glencore plc	661,577	3,805,464
Goodman Group (REIT)	69,674	886,122
GPT Group (The) (REIT)	81,507	233,400
IDP Education Ltd.(x)	9,216	169,097
IGO Ltd.	29,094	249,762
Insurance Australia Group Ltd.	102,468	321,768
Lendlease Corp. Ltd.(x)	25,590	124,704
Lottery Corp. Ltd. (The)	163,118	560,287
Macquarie Group Ltd.	14,957	1,761,972
Medibank Pvt Ltd.	117,620	264,895
Mineral Resources Ltd.	6,846	370,963
Mirvac Group (REIT)	159,470	223,721
National Australia Bank Ltd.	129,017	2,395,071
Newcrest Mining Ltd.	36,615	655,519
Northern Star Resources Ltd.	47,153	385,998
Orica Ltd.	101,858	1,052,587
Origin Energy Ltd.	70,684	391,674
Pilbara Minerals Ltd.	108,303	288,927
Qantas Airways Ltd.*	38,454	170,830
QBE Insurance Group Ltd.	60,054	586,504
Ramsay Health Care Ltd.	7,528	335,119
REA Group Ltd.(x)	1,970	183,600
Reece Ltd.(x)	9,643	112,782
Rio Tinto Ltd.	15,043	1,211,222
Rio Tinto plc	45,808	3,104,644
Rio Tinto plc (ADR)(x)	30,122	2,066,369
Santos Ltd.	129,896	599,499
Scentre Group (REIT)	216,432	401,574
SEEK Ltd.	13,829	223,474
Sonic Healthcare Ltd.	18,765	438,623
South32 Ltd.	187,819	557,060
Stockland (REIT)	97,879	262,216
Suncorp Group Ltd.	51,216	415,272
Telstra Group Ltd.	161,996	457,618
Transurban Group	125,253	1,191,994
Treasury Wine Estates Ltd.	28,377	248,934
Vicinity Ltd. (REIT)	159,395	208,766
Washington H Soul Pattinson & Co. Ltd.	9,572	193,976
Wesfarmers Ltd.	46,203	1,557,443
Westpac Banking Corp.	142,629	2,068,944
WiseTech Global Ltd.	13,489	592,635
Woodside Energy Group Ltd. (ASE Stock Exchange)	60,540	1,364,111
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	375,783
Woolworths Group Ltd.	50,222	1,273,641

		56,000,890

Austria (0.3%)
Erste Group Bank AG	77,675	2,569,221
Mondi plc	19,711	312,426
OMV AG	6,008	275,159
Verbund AG	2,771	240,918
voestalpine AG	4,513	153,700

		3,551,424

Belgium (0.7%)
Ageas SA/NV	6,401	276,714
Anheuser-Busch InBev SA/NV	75,185	5,013,470
D’ieteren Group	1,061	206,391
Elia Group SA/NV	1,295	171,022
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	125,897
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,716	231,912
KBC Group NV	10,002	687,650
Sofina SA	665	149,777
Solvay SA	3,032	347,267
UCB SA	5,324	476,072
Umicore SA	8,745	296,963
Warehouses De Pauw CVA (REIT)	6,344	188,642

		8,171,777

Brazil (0.4%)
Ambev SA*	719,100	2,038,782
Banco Bradesco SA (ADR)(x)*	467,159	1,223,957
Hypera SA	52,090	389,510
Petroleo Brasileiro SA (ADR)	77,981	813,342
Yara International ASA	6,592	287,002

		4,752,593

Canada (1.4%)
Agnico Eagle Mines Ltd.	29,819	1,520,184
CAE, Inc.*	85,400	1,931,058
Canadian National Railway Co. (New York Stock Exchange)	14,358	1,693,813
Canadian National Railway Co. (Toronto Stock Exchange)	15,227	1,796,707
Canadian Pacific Railway Ltd.	18,262	1,406,235
Element Fleet Management Corp.	105,689	1,388,072
Franco-Nevada Corp.	11,432	1,667,473
Magna International, Inc.	29,251	1,566,763
Restaurant Brands International, Inc.(x)	37,156	2,494,654
Ritchie Bros Auctioneers, Inc.	24,712	1,390,382

		16,855,341

Chile (0.2%)
Antofagasta plc	16,511	323,086
Sociedad Quimica y Minera de Chile SA (ADR)	24,194	1,961,165

		2,284,251

China (1.4%)
Alibaba Group Holding Ltd.*	72,700	924,577
Anhui Conch Cement Co. Ltd., Class H	181,500	631,317
Baidu, Inc. (ADR)*	14,292	2,156,949
BOC Hong Kong Holdings Ltd.	155,543	483,395
Budweiser Brewing Co. APAC Ltd.(m)	66,900	203,159
BYD Co. Ltd., Class H	51,000	1,498,529
China Life Insurance Co. Ltd., Class H	520,000	856,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
China Resources Gas Group Ltd.	119,700	$442,605
ESR Group Ltd.(m)	79,800	142,598
Kingsoft Corp. Ltd.	107,200	525,679
Ping An Insurance Group Co. of China Ltd., Class H	91,500	593,044
Prosus NV*	41,009	3,207,007
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	327,500	936,160
SITC International Holdings Co. Ltd.	59,000	126,801
Tencent Holdings Ltd.	31,500	1,539,196
TravelSky Technology Ltd., Class H	671,000	1,255,063
Wilmar International Ltd.	77,555	246,123
Xinyi Glass Holdings Ltd.	76,000	135,928
Yum China Holdings, Inc. (Hong Kong stock exchange)	5,450	341,402
Yum China Holdings, Inc. (New York stock exchange)	12,800	811,392

		17,057,450

Colombia (0.2%)
Bancolombia SA (ADR)	48,532	1,219,609
Ecopetrol SA (ADR)(x)	86,553	914,000

		2,133,609

Denmark (1.7%)
AP Moller - Maersk A/S, Class A	124	219,554
AP Moller - Maersk A/S, Class B	198	358,820
Carlsberg A/S, Class B	3,921	606,266
Chr Hansen Holding A/S	4,200	318,743
Coloplast A/S, Class B	4,969	654,034
Danske Bank A/S*	27,226	547,575
Demant A/S*	3,889	136,478
DSV A/S	7,626	1,471,944
Genmab A/S*	2,646	999,124
Novo Nordisk A/S, Class B	81,389	12,915,831
Novozymes A/S, Class B	8,143	417,109
Orsted A/S(m)	7,669	654,167
Pandora A/S	3,831	367,142
ROCKWOOL A/S, Class B	382	93,472
Tryg A/S	14,964	326,774
Vestas Wind Systems A/S	41,914	1,214,378

		21,301,411

Finland (0.7%)
Elisa OYJ	5,590	336,894
Fortum OYJ*	18,193	279,049
Kesko OYJ, Class B	10,735	230,895
Kone OYJ, Class B	13,846	722,243
Metso Outotec OYJ	27,034	294,859
Neste OYJ	17,235	850,076
Nokia OYJ	220,452	1,083,873
Nordea Bank Abp	239,261	2,553,538
Orion OYJ, Class B	4,218	188,606
Sampo OYJ, Class A	19,544	921,923
Stora Enso OYJ, Class R	23,507	305,897
UPM-Kymmene OYJ*	21,743	730,164
Wartsila OYJ Abp	17,969	169,927

		8,667,944

France (9.3%)
Accor SA*	111,835	3,638,839
Adevinta ASA*	11,739	83,246
Aeroports de Paris*	1,194	170,627
Air Liquide SA	35,963	6,024,860
Airbus SE	41,230	5,523,430
Alstom SA	12,934	353,387
Amundi SA(m)	2,575	162,678
Arkema SA	2,513	248,563
AXA SA	76,144	2,328,242
BioMerieux	1,684	177,672
BNP Paribas SA	78,197	4,676,942
Bollore SE	33,605	207,412
Bouygues SA	9,454	318,862
Bureau Veritas SA	12,174	349,813
Capgemini SE	25,173	4,682,332
Carrefour SA	24,047	486,130
Cie de Saint-Gobain	20,127	1,145,985
Cie Generale des Etablissements Michelin SCA	27,637	845,908
Covivio SA (REIT)	1,895	110,496
Credit Agricole SA	50,042	565,731
Danone SA	26,154	1,625,946
Dassault Aviation SA	972	192,530
Dassault Systemes SE	42,961	1,774,287
Edenred	42,934	2,540,262
Eiffage SA	3,387	366,643
Engie SA	141,808	2,242,651
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	789,193
EssilorLuxottica SA (Turquoise Stock Exchange)	24,965	4,506,841
Eurazeo SE	1,565	111,496
Faurecia SE*	36,700	798,737
Gecina SA (REIT)	1,793	186,367
Getlink SE	17,783	293,546
Hermes International	1,290	2,613,039
Ipsen SA	1,432	157,840
Kering SA	5,333	3,480,618
Klepierre SA (REIT)	8,749	198,403
La Francaise des Jeux SAEM(m)	4,300	179,271
Legrand SA	11,005	1,006,620
L’Oreal SA	9,839	4,401,988
LVMH Moet Hennessy Louis Vuitton SE	17,657	16,181,896
Orange SA	81,274	965,712
Pernod Ricard SA	30,451	6,899,582
Publicis Groupe SA	9,304	726,881
Remy Cointreau SA	893	162,759
Renault SA*	41,932	1,712,031
Safran SA	34,151	5,071,619
Sartorius Stedim Biotech	1,111	341,389
SEB SA	1,113	127,046
Societe Generale SA	33,308	751,853
Sodexo SA	3,613	352,968
SOITEC*	3,300	531,524
Teleperformance	10,203	2,464,341
Thales SA	4,399	650,347
TotalEnergies SE	126,463	7,461,667
Unibail-Rodamco-Westfield (REIT)*	4,682	252,234
Valeo	8,706	179,157
Veolia Environnement SA	79,563	2,458,422
Vinci SA	45,959	5,273,774
Vivendi SE	28,354	286,216
Wendel SE	1,104	116,930
Worldline SA(m)*	52,642	2,237,250

		114,773,031

Germany (6.7%)
adidas AG	6,604	1,166,010
Allianz SE (Registered)	21,964	5,070,215
Aroundtown SA(x)	43,791	62,354
BASF SE	37,417	1,962,374
Bayer AG (Registered)	68,431	4,358,784
Bayerische Motoren Werke AG	13,457	1,473,431
Bayerische Motoren Werke AG (Preference)(q)	2,622	268,207
Bechtle AG	3,285	156,810
Beiersdorf AG	4,111	534,817
Brenntag SE	6,322	474,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Carl Zeiss Meditec AG	1,644	$228,326
Commerzbank AG*	44,585	469,042
Continental AG	31,791	2,376,100
Covestro AG(m)	54,521	2,255,036
Daimler Truck Holding AG*	18,384	620,881
Deutsche Bank AG (Registered)	84,196	853,761
Deutsche Boerse AG	15,601	3,036,290
Deutsche Lufthansa AG (Registered)*	24,376	271,217
Deutsche Post AG (Registered)	40,381	1,886,207
Deutsche Telekom AG (Registered)	260,890	6,318,992
Dr Ing hc F Porsche AG (Preference)(q)*	4,544	581,562
E.ON SE	91,462	1,140,875
Evonik Industries AG	8,477	177,972
Fresenius Medical Care AG & Co. KGaA(x)	8,727	370,098
Fresenius SE & Co. KGaA	17,700	477,133
GEA Group AG	39,971	1,818,863
Hannover Rueck SE	2,468	482,803
HeidelbergCement AG	6,060	442,019
HelloFresh SE*	7,014	167,019
Henkel AG & Co. KGaA	3,980	289,422
Henkel AG & Co. KGaA (Preference)(q)	7,405	578,666
Infineon Technologies AG	53,201	2,174,569
Knorr-Bremse AG	2,737	181,948
LEG Immobilien SE	2,818	154,297
Mercedes-Benz Group AG	32,687	2,510,943
Merck KGaA	22,686	4,217,790
MTU Aero Engines AG	10,907	2,727,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,707	1,995,972
Nemetschek SE	2,496	171,139
Porsche Automobil Holding SE (Preference)(q)	6,460	370,752
Puma SE	4,395	271,057
Rational AG	208	139,214
Rheinmetall AG	1,730	513,924
RWE AG	50,270	2,161,041
SAP SE	79,049	9,944,144
Sartorius AG (Preference)(q)	965	405,033
Scout24 SE(m)	2,996	177,744
Siemens AG (Registered)	54,340	8,795,948
Siemens Energy AG*	20,980	460,521
Siemens Healthineers AG(m)	11,359	653,304
Symrise AG	15,934	1,731,017
Telefonica Deutschland Holding AG	39,902	122,787
United Internet AG (Registered)	4,348	74,851
Volkswagen AG	1,163	199,293
Volkswagen AG (Preference)(q)	7,560	1,031,595
Vonovia SE	49,299	927,089
Zalando SE(m)*	9,140	382,385

		82,865,782

Hong Kong (1.9%)
AIA Group Ltd.	951,852	10,001,472
CK Asset Holdings Ltd.	80,205	485,909
CK Infrastructure Holdings Ltd.	24,340	132,894
CLP Holdings Ltd.	65,564	473,929
Futu Holdings Ltd. (ADR)(x)*	2,212	114,692
Hang Lung Properties Ltd.	79,438	148,923
Hang Seng Bank Ltd.	30,174	428,062
Henderson Land Development Co. Ltd.	54,906	190,087
HKT Trust & HKT Ltd.	159,042	211,736
Hong Kong & China Gas Co. Ltd.	467,330	412,883
Hong Kong Exchanges & Clearing Ltd.	49,039	2,176,584
Hongkong Land Holdings Ltd.	45,900	197,370
Jardine Matheson Holdings Ltd.	6,700	325,620
Link REIT (REIT)	101,878	653,351
MTR Corp. Ltd.	61,118	295,638
New World Development Co. Ltd.	67,559	182,222
Power Assets Holdings Ltd.	58,496	313,440
Prudential plc	362,202	4,953,583
Sino Land Co. Ltd.	135,239	183,174
Sun Hung Kai Properties Ltd.	58,778	826,709
Swire Pacific Ltd., Class A	19,331	148,872
Swire Properties Ltd.	44,600	115,202
Techtronic Industries Co. Ltd.	57,000	622,301
WH Group Ltd.(m)	331,323	196,928
Wharf Real Estate Investment Co. Ltd.	68,330	395,196

		24,186,777

India (0.7%)
HDFC Bank Ltd.	95,530	1,878,122
HDFC Bank Ltd. (ADR)	32,327	2,155,241
ICICI Bank Ltd. (ADR)	102,823	2,218,920
ITC Ltd.	184,814	863,083
Reliance Industries Ltd.	28,287	804,100
UPL Ltd.	102,495	896,454

		8,815,920

Ireland (0.4%)
AerCap Holdings NV*	6,668	374,942
AIB Group plc	45,650	185,930
Bank of Ireland Group plc	42,655	431,632
CRH plc	54,093	2,733,761
Kerry Group plc, Class A	6,431	640,909
Kingspan Group plc	12,087	829,743
Smurfit Kappa Group plc	9,864	358,104

		5,555,021

Israel (0.5%)
Azrieli Group Ltd.	1,541	88,793
Bank Hapoalim BM	50,579	421,189
Bank Leumi Le-Israel BM	62,275	470,966
Bezeq The Israeli Telecommunication Corp. Ltd.	87,583	119,398
Check Point Software Technologies Ltd.*	20,523	2,667,990
Elbit Systems Ltd.	1,027	174,471
First International Bank of Israel Ltd. (The)	2,249	79,576
ICL Group Ltd.	29,531	199,769
Israel Discount Bank Ltd., Class A	47,387	233,093
Mizrahi Tefahot Bank Ltd.	6,721	210,904
Nice Ltd.*	2,535	577,040
Nice Ltd. (ADR)*	2,152	492,571
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	402,958
Tower Semiconductor Ltd.*	4,652	198,237
Wix.com Ltd.*	2,454	244,909

		6,581,864

Italy (1.7%)
Amplifon SpA	5,071	176,270
Assicurazioni Generali SpA	45,251	903,309
Coca-Cola HBC AG*	8,530	233,339
Davide Campari-Milano NV	20,566	250,845
DiaSorin SpA	1,086	114,582
Enel SpA	331,336	2,023,565
Eni SpA	101,847	1,426,652
Ferrari NV	5,135	1,390,757
FinecoBank Banca Fineco SpA	25,374	390,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Infrastrutture Wireless Italiane SpA(m)	15,133	$199,469
Intesa Sanpaolo SpA	657,954	1,693,336
Leonardo SpA	181,254	2,129,501
Mediobanca Banca di Credito Finanziario SpA	24,401	245,709
Moncler SpA	8,443	583,574
Nexi SpA(m)*	282,658	2,304,590
Poste Italiane SpA(m)	20,651	211,373
Prysmian SpA	112,103	4,719,791
Recordati Industria Chimica e Farmaceutica SpA	4,468	189,095
Snam SpA	84,918	450,757
Telecom Italia SpA*	347,867	115,315
Terna - Rete Elettrica Nazionale	56,380	462,729
UniCredit SpA	78,262	1,482,321

		21,697,080

Japan (14.4%)
Advantest Corp.	7,300	676,350
Aeon Co. Ltd.	25,952	503,121
AEON Financial Service Co. Ltd.	43,700	407,975
AGC, Inc.	8,150	303,798
Aisin Corp.(x)	5,738	158,133
Ajinomoto Co., Inc.	18,068	628,763
ANA Holdings, Inc.(x)*	6,130	133,128
Asahi Group Holdings Ltd.	18,287	680,825
Asahi Intecc Co. Ltd.	9,300	164,578
Asahi Kasei Corp.	51,378	360,326
Astellas Pharma, Inc.	74,650	1,061,851
Azbil Corp.	4,900	134,057
Bandai Namco Holdings, Inc.	24,957	537,517
BayCurrent Consulting, Inc.	5,400	224,062
Bridgestone Corp.	23,164	941,010
Brother Industries Ltd.	10,615	160,116
Canon, Inc.	41,130	922,625
Capcom Co. Ltd.	7,000	250,416
Central Japan Railway Co.	6,000	716,341
Chiba Bank Ltd. (The)	21,772	140,593
Chubu Electric Power Co., Inc.	27,254	287,626
Chugai Pharmaceutical Co. Ltd.	51,641	1,276,388
Concordia Financial Group Ltd.	40,700	150,223
CyberAgent, Inc.	17,000	144,117
Dai Nippon Printing Co. Ltd.	8,481	236,965
Daifuku Co. Ltd.	12,300	228,088
Dai-ichi Life Holdings, Inc.	39,500	725,763
Daiichi Sankyo Co. Ltd.	71,361	2,604,439
Daikin Industries Ltd.	10,123	1,814,924
Daito Trust Construction Co. Ltd.	2,338	233,339
Daiwa House Industry Co. Ltd.	24,758	583,220
Daiwa House REIT Investment Corp. (REIT)	90	184,626
Daiwa Securities Group, Inc.	56,376	264,908
Denso Corp.	58,212	3,286,011
Dentsu Group, Inc.	9,174	323,112
Disco Corp.	3,600	418,847
East Japan Railway Co.	12,525	692,638
Eisai Co. Ltd.	10,354	589,132
ENEOS Holdings, Inc.(x)	123,038	431,557
FANUC Corp.	39,220	1,414,278
Fast Retailing Co. Ltd.	6,948	1,519,119
Fuji Electric Co. Ltd.	5,457	215,336
FUJIFILM Holdings Corp.	14,568	740,039
Fujitsu Ltd.	8,074	1,091,323
GLP J-REIT (REIT)	182	196,587
GMO Payment Gateway, Inc.	1,800	154,927
Hakuhodo DY Holdings, Inc.	9,660	109,475
Hamamatsu Photonics KK	5,900	318,485
Hankyu Hanshin Holdings, Inc.	9,600	284,861
Hikari Tsushin, Inc.	900	126,584
Hirose Electric Co. Ltd.	1,267	165,782
Hitachi Construction Machinery Co. Ltd.	4,751	110,736
Hitachi Ltd.	158,142	8,692,594
Honda Motor Co. Ltd.	66,404	1,766,395
Hoshizaki Corp.	4,400	162,291
Hoya Corp.	14,702	1,625,794
Hulic Co. Ltd.	16,400	134,754
Ibiden Co. Ltd.	4,200	168,506
Idemitsu Kosan Co. Ltd.(x)	8,795	192,337
Iida Group Holdings Co. Ltd.(x)	5,100	83,220
Inpex Corp.	41,800	444,754
Isuzu Motors Ltd.	23,269	278,498
ITOCHU Corp.(x)	48,432	1,577,090
Itochu Techno-Solutions Corp.	3,500	86,210
Japan Airlines Co. Ltd.	5,458	106,425
Japan Exchange Group, Inc.	21,500	328,039
Japan Metropolitan Fund Invest (REIT)	282	205,788
Japan Post Bank Co. Ltd.(x)	58,400	477,652
Japan Post Holdings Co. Ltd.	95,800	779,505
Japan Post Insurance Co. Ltd.	7,900	123,337
Japan Real Estate Investment Corp. (REIT)(x)	47	187,302
Japan Tobacco, Inc.	49,600	1,046,890
JFE Holdings, Inc.	20,676	262,787
JSR Corp.	7,718	182,434
Kajima Corp.	18,269	220,506
Kansai Electric Power Co., Inc. (The)(x)	28,223	274,936
Kao Corp.	19,267	752,315
KDDI Corp.	112,900	3,486,524
Keio Corp.(x)	3,969	139,180
Keisei Electric Railway Co. Ltd.	5,277	162,470
Keyence Corp.	14,232	6,977,474
Kikkoman Corp.	6,223	317,448
Kintetsu Group Holdings Co. Ltd.	6,898	221,852
Kirin Holdings Co. Ltd.	34,291	542,671
Kobayashi Pharmaceutical Co. Ltd.	2,300	140,504
Kobe Bussan Co. Ltd.	6,200	173,053
Koei Tecmo Holdings Co. Ltd.(x)	5,460	98,633
Koito Manufacturing Co. Ltd.	37,500	710,280
Komatsu Ltd.	38,072	944,527
Konami Group Corp.	3,488	160,124
Kose Corp.	6,500	772,039
Kubota Corp.	41,508	628,763
Kurita Water Industries Ltd.	3,914	179,122
Kyocera Corp.	12,908	673,354
Kyowa Kirin Co. Ltd.	10,767	234,898
Lasertec Corp.	3,100	549,575
Lixil Corp.	11,623	191,679
M3, Inc.	17,500	440,286
Makita Corp.(x)	8,592	213,722
Marubeni Corp.	63,868	868,192
MatsukiyoCocokara & Co.	4,700	248,919
Mazda Motor Corp.	24,135	224,701
McDonald’s Holdings Co. Japan Ltd.(x)	3,080	128,078
Meiji Holdings Co. Ltd.	8,864	210,800
Minebea Mitsumi, Inc.(x)	15,200	290,190
MISUMI Group, Inc.	12,100	304,420
Mitsubishi Chemical Group Corp.	50,959	303,207
Mitsubishi Corp.	51,484	1,850,961
Mitsubishi Electric Corp.	78,771	940,797
Mitsubishi Estate Co. Ltd.	47,811	570,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi HC Capital, Inc.	24,100	$124,560
Mitsubishi Heavy Industries Ltd.	12,725	469,212
Mitsubishi UFJ Financial Group, Inc.	833,816	5,349,933
Mitsui & Co. Ltd.	58,354	1,818,599
Mitsui Chemicals, Inc.	7,357	189,964
Mitsui Fudosan Co. Ltd.	37,327	701,471
Mitsui OSK Lines Ltd.(x)	13,800	345,334
Mizuho Financial Group, Inc.(x)	98,304	1,394,148
MonotaRO Co. Ltd.	10,400	130,745
MS&AD Insurance Group Holdings, Inc.(x)	17,936	556,964
Murata Manufacturing Co. Ltd.	54,913	3,353,199
NEC Corp.	10,374	400,528
Nexon Co. Ltd.	19,500	465,575
NGK Insulators Ltd.(x)	10,567	139,890
Nidec Corp.(x)	45,484	2,361,001
Nihon M&A Center Holdings, Inc.	11,300	84,683
Nintendo Co. Ltd.	44,990	1,744,059
Nippon Building Fund, Inc. (REIT)	65	270,272
Nippon Express Holdings, Inc.	2,842	171,272
Nippon Paint Holdings Co. Ltd.	31,800	298,849
Nippon Prologis REIT, Inc. (REIT)	90	190,765
Nippon Sanso Holdings Corp.	105,400	1,902,556
Nippon Shinyaku Co. Ltd.	1,600	70,559
Nippon Steel Corp.(x)	32,529	767,703
Nippon Telegraph & Telephone Corp.	98,016	2,927,493
Nippon Yusen KK(x)	20,232	472,766
Nissan Chemical Corp.	5,200	236,270
Nissan Motor Co. Ltd.	90,947	346,002
Nisshin Seifun Group, Inc.	8,261	96,669
Nissin Foods Holdings Co. Ltd.	2,506	229,198
Nitori Holdings Co. Ltd.	3,350	403,905
Nitto Denko Corp.	23,211	1,500,005
Nomura Holdings, Inc.(x)	122,308	472,146
Nomura Real Estate Holdings, Inc.	4,775	105,733
Nomura Real Estate Master Fund, Inc. (REIT)	180	201,844
Nomura Research Institute Ltd.	15,577	362,231
NTT Data Corp.(x)	25,000	328,800
Obayashi Corp.	26,666	204,135
Obic Co. Ltd.	2,800	442,707
Odakyu Electric Railway Co. Ltd.	13,051	169,468
Oji Holdings Corp.	32,712	129,521
Olympus Corp.	49,408	867,706
Omron Corp.	7,444	435,556
Ono Pharmaceutical Co. Ltd.	15,375	320,760
Open House Group Co. Ltd.	3,600	134,999
Oracle Corp.	11,940	861,761
Oriental Land Co. Ltd.(x)	109,220	3,734,825
ORIX Corp.	48,110	793,459
Osaka Gas Co. Ltd.	15,173	249,479
Otsuka Corp.	4,934	175,440
Otsuka Holdings Co. Ltd.	16,000	510,121
Pan Pacific International Holdings Corp.	16,100	311,560
Panasonic Holdings Corp.	89,986	805,404
Persol Holdings Co. Ltd.(x)	7,600	152,803
Rakuten Group, Inc.	35,800	166,952
Recruit Holdings Co. Ltd.	58,700	1,627,023
Renesas Electronics Corp.*	46,500	675,118
Resona Holdings, Inc.(x)	90,759	438,731
Resonac Holdings Corp.	37,000	609,806
Ricoh Co. Ltd.(x)	24,480	183,639
Rohm Co. Ltd.	3,426	285,371
SBI Holdings, Inc.	10,260	203,643
SCSK Corp.	5,800	84,755
Secom Co. Ltd.	23,327	1,435,787
Seiko Epson Corp.(x)	11,100	157,940
Sekisui Chemical Co. Ltd.	15,914	225,751
Sekisui House Ltd.	25,970	529,197
Seven & i Holdings Co. Ltd.	30,612	1,380,904
SG Holdings Co. Ltd.	10,900	161,508
Sharp Corp.(x)*	8,500	60,106
Shimadzu Corp.	9,140	286,712
Shimano, Inc.	3,036	526,681
Shimizu Corp.	24,410	138,292
Shin-Etsu Chemical Co. Ltd.	76,320	2,475,405
Shionogi & Co. Ltd.	10,407	470,735
Shiseido Co. Ltd.	16,522	775,422
Shizuoka Financial Group, Inc.(x)	16,224	116,626
SMC Corp.	2,348	1,244,902
SoftBank Corp.	116,700	1,346,175
SoftBank Group Corp.	49,144	1,934,510
Sompo Holdings, Inc.	12,527	497,170
Sony Group Corp.	66,864	6,078,889
Square Enix Holdings Co. Ltd.	3,500	168,178
Subaru Corp.	131,580	2,106,116
Sugi Holdings Co. Ltd.	10,800	464,521
SUMCO Corp.	14,900	224,128
Sumitomo Chemical Co. Ltd.	60,458	203,366
Sumitomo Corp.(x)	45,928	813,446
Sumitomo Electric Industries Ltd.	29,660	381,080
Sumitomo Metal Mining Co. Ltd.	10,291	393,511
Sumitomo Mitsui Financial Group, Inc.	112,052	4,493,004
Sumitomo Mitsui Trust Holdings, Inc.	58,733	2,012,109
Sumitomo Realty & Development Co. Ltd.	13,126	296,078
Suntory Beverage & Food Ltd.	5,400	201,247
Suzuki Motor Corp.	15,436	561,838
Sysmex Corp.	7,000	459,533
T&D Holdings, Inc.(x)	21,468	266,685
Taisei Corp.	7,436	229,893
Takeda Pharmaceutical Co. Ltd.	61,277	2,012,682
TDK Corp.	15,813	567,491
Terumo Corp.	143,300	3,868,595
TIS, Inc.	9,600	253,754
Tobu Railway Co. Ltd.	7,598	181,772
Toho Co. Ltd.	4,746	181,735
Tokio Marine Holdings, Inc.	74,745	1,441,173
Tokyo Electric Power Co. Holdings, Inc.*	66,358	236,833
Tokyo Electron Ltd.	18,108	2,214,099
Tokyo Gas Co. Ltd.	15,242	287,013
Tokyu Corp.	21,805	289,994
Toppan, Inc.	11,355	228,743
Toray Industries, Inc.	56,774	324,580
Toshiba Corp.	16,268	545,117
Tosoh Corp.	11,200	152,176
TOTO Ltd.	5,533	185,372
Toyota Industries Corp.(x)	5,818	323,981
Toyota Motor Corp.(x)	432,050	6,150,324
Toyota Tsusho Corp.	8,414	358,637
Trend Micro, Inc.	5,582	273,669
Unicharm Corp.	16,282	669,277
USS Co. Ltd.	7,410	128,440
Welcia Holdings Co. Ltd.	3,800	81,309
West Japan Railway Co.	8,700	358,400
Yakult Honsha Co. Ltd.	5,307	385,817
Yamaha Corp.	36,579	1,411,814
Yamaha Motor Co. Ltd.	11,532	302,187
Yamato Holdings Co. Ltd.	11,936	204,744
Yaskawa Electric Corp.	10,040	439,914
Yokogawa Electric Corp.	8,903	144,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Z Holdings Corp.(x)	358,100	$1,016,118
ZOZO, Inc.	5,100	116,632

		178,103,051

Jordan (0.0%)†
Hikma Pharmaceuticals plc	7,283	150,774

Luxembourg (0.2%)
ArcelorMittal SA	21,188	642,497
Eurofins Scientific SE(x)	28,395	1,905,198

		2,547,695

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	90,000	598,286
Sands China Ltd.*	94,400	329,480

		927,766

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	468,871	3,947,675

Netherlands (4.4%)
ABN AMRO Bank NV (CVA)(m)	16,902	268,471
Adyen NV(m)*	883	1,400,100
Aegon NV	73,174	314,471
Akzo Nobel NV	26,085	2,035,993
Argenx SE*	2,242	827,908
ASM International NV	7,879	3,199,602
ASML Holding NV	24,087	16,458,526
Euronext NV(m)	13,879	1,062,745
EXOR NV*	4,464	367,852
Heineken Holding NV	4,697	431,454
Heineken NV	30,833	3,319,320
IMCD NV	2,315	378,882
ING Groep NV	153,470	1,825,844
JDE Peet’s NV	4,560	132,635
Koninklijke Ahold Delhaize NV	42,601	1,457,186
Koninklijke DSM NV	13,620	1,609,783
Koninklijke KPN NV	132,926	469,480
Koninklijke Philips NV	37,323	681,364
NN Group NV	51,656	1,874,207
OCI NV	4,493	152,519
Randstad NV(x)	4,852	288,042
Shell plc (BMV Mexico Stock Exchange)	173,062	4,974,982
Shell plc (London Stock Exchange)	287,705	8,238,636
Universal Music Group NV	30,006	758,523
Wolters Kluwer NV	10,694	1,349,465

		53,877,990

New Zealand (0.1%)
Auckland International Airport Ltd.*	53,261	289,951
Fisher & Paykel Healthcare Corp. Ltd.	22,894	382,376
Mercury NZ Ltd.	24,243	95,828
Meridian Energy Ltd.	56,574	186,141
Spark New Zealand Ltd.	78,801	249,909
Xero Ltd.*	5,202	314,825

		1,519,030

Norway (0.9%)
Aker BP ASA	13,472	330,557
DNB Bank ASA	153,732	2,757,535
Equinor ASA	38,774	1,102,701
Equinor ASA (ADR)	75,613	2,149,678
Gjensidige Forsikring ASA	7,924	129,857
Kongsberg Gruppen ASA	3,814	154,043
Mowi ASA	17,645	326,767
Norsk Hydro ASA	412,222	3,082,652
Orkla ASA	32,880	233,561
Salmar ASA	2,512	109,639
Telenor ASA(x)	27,347	321,038

		10,698,028

Peru (0.1%)
Credicorp Ltd.	7,784	1,030,524

Portugal (0.1%)
EDP - Energias de Portugal SA	113,941	620,873
Galp Energia SGPS SA, Class B	21,563	244,652
Jeronimo Martins SGPS SA	10,833	254,044

		1,119,569

Singapore (1.2%)
CapitaLand Ascendas REIT (REIT)	132,012	285,026
CapitaLand Integrated Commercial Trust (REIT)	212,544	317,365
Capitaland Investment Ltd.	104,102	289,377
City Developments Ltd.	15,080	83,764
DBS Group Holdings Ltd.	240,260	5,970,993
Genting Singapore Ltd.	257,438	217,024
Grab Holdings Ltd., Class A*	49,163	147,981
Jardine Cycle & Carriage Ltd.	4,200	99,215
Keppel Corp. Ltd.	58,685	248,730
Mapletree Logistics Trust (REIT)	141,492	182,580
Mapletree Pan Asia Commercial Trust (REIT)	108,100	146,827
Oversea-Chinese Banking Corp. Ltd.	137,952	1,286,348
Sea Ltd. (ADR)*	14,721	1,274,103
Sembcorp Marine Ltd.*	1,887,705	169,069
Singapore Airlines Ltd.	52,805	227,735
Singapore Exchange Ltd.	36,002	255,295
Singapore Technologies Engineering Ltd.	63,719	175,815
Singapore Telecommunications Ltd.	345,519	640,261
STMicroelectronics NV	27,843	1,489,493
United Overseas Bank Ltd.	48,121	1,079,765
UOL Group Ltd.	19,174	100,267
Venture Corp. Ltd.	10,300	137,199

		14,824,232

South Africa (0.3%)
Anglo American plc	121,566	4,023,533

South Korea (0.4%)
Amorepacific Corp.	9,997	1,051,093
Delivery Hero SE(m)*	7,136	242,797
NAVER Corp.	4,589	722,375
Samsung Electronics Co. Ltd.	47,200	2,340,568
SK Hynix, Inc.	13,363	921,658

		5,278,491

Spain (1.8%)
Acciona SA	1,053	210,997
ACS Actividades de Construccion y Servicios SA	8,739	278,466
Aena SME SA(m)*	3,109	503,398
Amadeus IT Group SA*	93,531	6,262,524
Banco Bilbao Vizcaya Argentaria SA	247,171	1,765,848
Banco Santander SA	684,170	2,548,674
CaixaBank SA(x)	181,935	708,298
Cellnex Telecom SA(m)	38,439	1,496,269
Corp. ACCIONA Energias Renovables SA	2,811	109,047
EDP Renovaveis SA	11,976	274,583
Enagas SA	10,572	203,086
Endesa SA	12,874	279,554
Ferrovial SA	19,610	576,867
Grifols SA*	11,323	112,033
Iberdrola SA	250,324	3,118,103
Industria de Diseno Textil SA	44,438	1,492,355
Naturgy Energy Group SA(x)	6,203	186,714
Red Electrica Corp. SA	16,982	298,721
Repsol SA	55,700	857,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonica SA	211,744	$913,716

		22,196,663

Sweden (1.8%)
Alfa Laval AB(x)	11,866	423,999
Assa Abloy AB, Class B	130,014	3,121,615
Atlas Copco AB, Class A	109,425	1,387,346
Atlas Copco AB, Class B	62,655	720,407
Boliden AB	10,881	427,960
Electrolux AB, Class B(x)	9,782	118,708
Embracer Group AB(x)*	27,244	127,815
Epiroc AB, Class A	26,437	524,941
Epiroc AB, Class B	14,989	255,503
EQT AB	12,145	248,409
Essity AB, Class B(x)	25,240	721,781
Evolution AB(m)	7,449	999,484
Fastighets AB Balder, Class B*	25,662	105,626
Getinge AB, Class B(x)	8,757	213,962
H & M Hennes & Mauritz AB, Class B	30,859	440,628
Hexagon AB, Class B	79,293	912,447
Holmen AB, Class B(x)	4,001	154,168
Husqvarna AB, Class B	17,455	151,673
Industrivarden AB, Class C	5,853	157,931
Industrivarden AB, Class A	4,823	130,347
Indutrade AB	11,649	247,470
Investment AB Latour, Class B	6,446	131,367
Investor AB, Class A	20,390	416,240
Investor AB, Class B	74,222	1,478,578
Kinnevik AB, Class B*	10,418	156,114
L E Lundbergforetagen AB, Class B	2,955	133,887
Lifco AB, Class B(x)	8,726	187,870
Nibe Industrier AB, Class B	61,927	706,207
Sagax AB, Class B	8,258	190,861
Sandvik AB(x)	43,835	931,555
Securitas AB, Class B(x)	19,536	174,186
Skandinaviska Enskilda Banken AB, Class A*	66,639	734,936
Skanska AB, Class B(x)	13,340	204,371
SKF AB, Class B	14,800	292,047
Svenska Cellulosa AB SCA, Class B(x)	23,746	312,286
Svenska Handelsbanken AB, Class A	59,911	518,557
Swedbank AB, Class A(x)	37,387	613,574
Swedish Orphan Biovitrum AB*	7,204	167,907
Tele2 AB, Class B	24,479	243,871
Telefonaktiebolaget LM Ericsson, Class B(x)	119,136	699,855
Telia Co. AB(x)	110,609	281,063
Volvo AB, Class A	8,948	192,813
Volvo AB, Class B(x)	61,182	1,261,943
Volvo Car AB, Class B(x)*	25,415	111,203

		21,733,511

Switzerland (4.1%)
ABB Ltd. (Registered)	64,032	2,195,789
Adecco Group AG (Registered)	6,618	240,873
Alcon, Inc.	25,460	1,806,421
Bachem Holding AG, Class B	1,370	137,828
Baloise Holding AG (Registered)	1,949	304,117
Banque Cantonale Vaudoise (Registered)	1,286	121,315
Barry Callebaut AG (Registered)	149	316,336
BKW AG	902	141,775
Chocoladefabriken Lindt & Spruengli AG	43	508,727
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	472,265
Cie Financiere Richemont SA (Registered)	29,915	4,795,401
Clariant AG (Registered)*	7,711	127,954
Credit Suisse Group AG (Registered)	146,242	131,764
EMS-Chemie Holding AG (Registered)	284	234,679
Geberit AG (Registered)	1,461	817,013
Givaudan SA (Registered)	376	1,225,231
Julius Baer Group Ltd.	40,062	2,743,020
Kuehne + Nagel International AG (Registered)	2,189	653,288
Logitech International SA (Registered)	6,919	401,982
Lonza Group AG (Registered)	6,957	4,184,393
Novartis AG (Registered)	109,939	10,092,937
Novartis AG (ADR)	20,369	1,873,948
Partners Group Holding AG	932	878,723
Schindler Holding AG	1,636	361,900
Schindler Holding AG (Registered)	943	199,139
SGS SA (Registered)	259	569,022
SIG Group AG*	12,913	332,202
Sika AG (Registered)	9,885	2,774,583
Sonova Holding AG (Registered)	5,695	1,679,361
Straumann Holding AG (Registered)	4,531	679,506
Swatch Group AG (The)	1,197	411,579
Swatch Group AG (The) (Registered)	2,170	137,493
Swiss Life Holding AG (Registered)	1,256	774,483
Swiss Prime Site AG (Registered)	3,240	269,735
Swisscom AG (Registered)	1,048	668,690
Tecan Group AG (Registered)	1,570	687,779
Temenos AG (Registered)	2,617	182,162
UBS Group AG (Registered)	136,407	2,880,392
VAT Group AG(m)	1,102	398,113
Zurich Insurance Group AG	6,129	2,932,672

		50,344,590

Taiwan (1.2%)
ASE Technology Holding Co. Ltd.	610,000	2,257,315
Delta Electronics, Inc.	169,000	1,678,581
Hon Hai Precision Industry Co. Ltd.	430,040	1,475,200
MediaTek, Inc.	74,000	1,931,664
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	3,259,720
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	41,756	3,884,143

		14,486,623

United Kingdom (9.2%)
3i Group plc	39,331	820,119
abrdn plc(x)	82,704	208,284
Admiral Group plc	7,128	179,418
Ashtead Group plc	17,934	1,098,784
Associated British Foods plc	13,982	335,570
AstraZeneca plc	101,763	14,124,720
Auto Trader Group plc(m)	39,313	299,634
Aviva plc	116,852	584,079
BAE Systems plc	327,230	3,967,014
Barclays plc	2,486,856	4,490,074
Barratt Developments plc	43,267	249,838
Berkeley Group Holdings plc	4,396	228,072
BP plc	739,760	4,683,380
British American Tobacco plc	115,770	4,057,131
British Land Co. plc (The) (REIT)	33,061	158,751
BT Group plc	276,495	497,514
Bunzl plc	13,497	510,003
Burberry Group plc	48,057	1,537,716
CK Hutchison Holdings Ltd.	111,705	693,626
CNH Industrial NV	41,596	636,308
Coca-Cola Europacific Partners plc	8,333	493,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	71,942	$1,808,906
Croda International plc	5,656	454,312
DCC plc	4,172	243,495
Diageo plc	212,267	9,473,563
Entain plc	238,442	3,710,867
Halma plc	15,933	439,857
Hargreaves Lansdown plc	14,941	147,866
HSBC Holdings plc	870,458	5,926,143
Imperial Brands plc	178,245	4,099,128
Informa plc	365,452	3,122,999
InterContinental Hotels Group plc	7,502	492,945
Intertek Group plc	6,777	339,671
J Sainsbury plc	71,830	247,355
JD Sports Fashion plc	99,550	219,181
Johnson Matthey plc	7,626	186,886
Just Eat Takeaway.com NV(m)*	13,662	261,153
Kingfisher plc	84,730	273,772
Land Securities Group plc (REIT)	27,345	210,178
Legal & General Group plc	243,316	719,690
Lloyds Banking Group plc	2,728,112	1,609,441
London Stock Exchange Group plc	23,781	2,311,139
M&G plc	90,923	222,704
Melrose Industries plc	667,352	1,375,490
National Grid plc	149,104	2,023,885
NatWest Group plc	483,470	1,579,682
Next plc	5,388	437,853
Ocado Group plc*	40,714	270,210
Pearson plc	26,420	275,722
Persimmon plc	12,299	191,284
Phoenix Group Holdings plc	31,932	215,711
Reckitt Benckiser Group plc	71,385	5,423,446
RELX plc (London Stock Exchange)	24,346	788,138
RELX plc (Turquoise Stock Exchange)	124,670	4,037,070
Rentokil Initial plc	101,025	738,673
Rolls-Royce Holdings plc*	2,059,286	3,803,339
Sage Group plc (The)	41,717	399,719
Schroders plc	27,361	155,914
Segro plc (REIT)	48,049	457,338
Severn Trent plc	10,679	379,303
Smith & Nephew plc	34,783	483,950
Smiths Group plc	14,250	301,993
Spirax-Sarco Engineering plc	3,052	447,892
SSE plc	43,116	960,390
SSP Group plc*	610,000	1,852,233
St James’s Place plc	21,459	321,477
Standard Chartered plc	99,290	755,472
Taylor Wimpey plc	147,349	217,056
Tesco plc	304,094	997,150
Unilever plc (Cboe Europe)	70,204	3,630,861
Unilever plc (London Stock Exchange)	51,487	2,667,431
United Utilities Group plc	26,600	347,843
Vodafone Group plc	1,070,437	1,183,142
Whitbread plc	8,070	298,093
WPP plc	43,562	516,829

		113,909,105

United States (7.2%)
Carnival Corp.(x)*	183,281	1,860,302
Computershare Ltd.	22,211	321,945
Core Laboratories NV(x)	47,127	1,039,150
CSL Ltd.	19,624	3,786,421
CyberArk Software Ltd.*	1,593	235,732
Everest Re Group Ltd.	5,991	2,144,898
Experian plc	80,329	2,644,047
GSK plc	165,696	2,955,251
Haleon plc	209,063	834,066
Halliburton Co.	25,700	813,148
Holcim AG*	22,541	1,454,052
ICON plc*	15,825	3,380,062
James Hardie Industries plc (CHDI)	17,476	375,130
Linde plc	15,374	5,401,116
Nestle SA (Registered)	185,625	22,660,508
QIAGEN NV*	43,231	1,965,147
Roche Holding AG	55,048	15,754,043
Roche Holding AG CHF 1	1,138	342,229
Sanofi	71,571	7,794,236
Schlumberger NV	18,125	889,938
Schneider Electric SE	53,052	8,868,648
Stellantis NV (Euronext Paris)	47,974	872,850
Stellantis NV (Italian Stock Exchange)	41,569	756,387
Swiss Re AG	12,287	1,263,792
Tenaris SA	20,092	285,748

		88,698,846

Total Common Stocks (80.5%) (Cost $669,106,948)		994,669,861

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares China Large-Cap ETF	166,210	4,908,181
iShares Core MSCI EAFE ETF	366,400	24,493,840
iShares Latin America 40 ETF(x)	33,347	795,993
iShares MSCI Australia ETF(x)	81,715	1,874,542
iShares MSCI Austria ETF(x)‡	65,337	1,322,793
iShares MSCI Belgium ETF(x)	74,997	1,419,318
iShares MSCI France ETF(x)	60,167	2,274,313
iShares MSCI Germany ETF(x)	295,910	8,421,599
iShares MSCI Indonesia ETF(x)	16,600	390,598
iShares MSCI Ireland ETF(x)	19,400	1,064,986
iShares MSCI Israel ETF(x)	19,500	1,067,104
iShares MSCI Italy ETF(x)	200,024	6,086,730
iShares MSCI Mexico ETF(x)	3,148	187,401
iShares MSCI New Zealand ETF(x)	13,100	654,083
iShares MSCI Norway ETF‡	34,800	809,326
iShares MSCI Poland ETF(x)	10,400	160,992
iShares MSCI Singapore ETF(x)	33,863	672,181
iShares MSCI Spain ETF(x)	100,421	2,798,733
JPMorgan BetaBuilders Japan ETF(x)	68,350	3,308,140
SPDR Portfolio Developed World ex- US ETF(x)	311,000	9,989,320
SPDR S&P Emerging Asia Pacific ETF(x)	9,979	1,001,320
Vanguard FTSE Developed Markets ETF	183,400	8,284,178
Vanguard FTSE Emerging Markets ETF	118,300	4,779,320
Vanguard FTSE Europe ETF(x)	300,400	18,309,380
Vanguard FTSE Pacific ETF(x)	63,600	4,313,352

Total Exchange Traded Funds (8.9%) (Cost $94,846,234)		109,387,723

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.8%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $9,230,034, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $9,410,870.(xx)	$9,226,343	$9,226,343
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $17,411,963, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $19,191,365.(xx)	17,400,000	17,400,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $20,007,983, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $20,408,146.(xx)	20,000,000	20,000,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,063,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $3,124,301.(xx)	3,061,816	3,061,816
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $5,004,017, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $2,000,822, collateralized by various Common Stocks; total market value $2,223,248.(xx)	2,000,000	2,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $2,000,822, collateralized by various Common Stocks; total market value $2,223,248.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		58,688,159

Total Short-Term Investments (5.0%) (Cost $61,688,159)		61,688,159

Total Investments in Securities (94.4%) (Cost $825,641,341)		1,165,745,743
Other Assets Less Liabilities (5.6%)		69,108,643

Net Assets (100%)		$1,234,854,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $16,892,116 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $69,390,500. This was collateralized by $10,160,387 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $61,688,159 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$176,650,379	14.3%
Industrials	157,135,654	12.7
Health Care	128,387,134	10.4
Consumer Discretionary	127,718,139	10.4
Exchange Traded Funds	109,387,723	8.9
Consumer Staples	102,937,238	8.3
Information Technology	92,706,864	7.5
Materials	83,194,805	6.7
Repurchase Agreements	58,688,159	4.8
Communication Services	43,176,644	3.5
Energy	41,951,181	3.4
Utilities	25,545,491	2.1
Real Estate	15,266,332	1.2
Investment Company	3,000,000	0.2
Cash and Other	69,108,643	5.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF(x)	65,337	1,292,703	—	(56,649)	8,442	78,297	1,322,793	—	—
iShares MSCI Norway ETF	34,800	798,200	54,425	—	—	(43,299)	809,326	—	—

Total		2,090,903	54,425	(56,649)	8,442	34,998	2,132,119	—	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,002	6/2023	EUR	46,302,966	2,510,163
FTSE 100 Index	303	6/2023	GBP	28,553,116	479,934
SPI 200 Index	95	6/2023	AUD	11,416,207	83,091
TOPIX Index	189	6/2023	JPY	28,519,036	(83,001)

					2,990,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,531,332	USD	11,002,643	Toronto Dominion Bank	6/16/2023	77,863
GBP	22,077,179	USD	26,778,625	Toronto Dominion Bank	6/16/2023	496,044
JPY	3,483,124,091	USD	26,304,385	UBS AG	6/16/2023	217,390
USD	767,473	JPY	99,655,082	Toronto Dominion Bank	6/16/2023	8,663

Total unrealized appreciation						799,960

EUR	2,333,730	USD	2,549,826	Bank of New York Mellon Corp.	6/16/2023	(8,201)
JPY	125,252,848	USD	969,508	Bank of New York Mellon Corp.	6/16/2023	(15,787)
USD	910,893	AUD	1,374,937	Bank of New York Mellon Corp.	6/16/2023	(10,690)
USD	1,348,442	EUR	1,253,527	Bank of New York Mellon Corp.	6/16/2023	(16,753)
USD	53,202,489	EUR	49,484,161	BNP Paribas	6/16/2023	(689,871)
USD	710,573	EUR	656,531	Toronto Dominion Bank	6/16/2023	(4,443)

Total unrealized depreciation						(745,745)

Net unrealized appreciation						54,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$2,066,369	$53,934,521	$—	$56,000,890
Austria	—	3,551,424	—	3,551,424
Belgium	—	8,171,777	—	8,171,777
Brazil	4,465,591	287,002	—	4,752,593
Canada	16,855,341	—	—	16,855,341
Chile	1,961,165	323,086	—	2,284,251
China	2,968,341	14,089,109	—	17,057,450
Colombia	2,133,609	—	—	2,133,609
Denmark	—	21,301,411	—	21,301,411
Finland	—	8,667,944	—	8,667,944
France	—	114,773,031	—	114,773,031
Germany	—	82,865,782	—	82,865,782
Hong Kong	637,682	23,549,095	—	24,186,777
India	4,374,161	4,441,759	—	8,815,920
Ireland	374,942	5,180,079	—	5,555,021
Israel	3,808,428	2,773,436	—	6,581,864
Italy	—	21,697,080	—	21,697,080
Japan	—	178,103,051	—	178,103,051
Jordan	—	150,774	—	150,774
Luxembourg	—	2,547,695	—	2,547,695
Macau	—	927,766	—	927,766
Mexico	3,947,675	—	—	3,947,675
Netherlands	—	53,877,990	—	53,877,990
New Zealand	—	1,519,030	—	1,519,030
Norway	2,149,678	8,548,350	—	10,698,028
Peru	1,030,524	—	—	1,030,524
Portugal	—	1,119,569	—	1,119,569
Singapore	1,422,084	13,402,148	—	14,824,232
South Africa	—	4,023,533	—	4,023,533
South Korea	—	5,278,491	—	5,278,491
Spain	—	22,196,663	—	22,196,663
Sweden	—	21,733,511	—	21,733,511
Switzerland	1,873,948	48,470,642	—	50,344,590
Taiwan	3,884,143	10,602,480	—	14,486,623
United Kingdom	493,230	113,415,875	—	113,909,105
United States	10,363,230	78,335,616	—	88,698,846
Exchange Traded Funds	109,387,723	—	—	109,387,723
Forward Currency Contracts	—	799,960	—	799,960
Futures	3,073,188	—	—	3,073,188
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	58,688,159	—	58,688,159

Total Assets	$180,271,052	$989,347,839	$—	$1,169,618,891

Liabilities:
Forward Currency Contracts	$—	$(745,745)	$—	$(745,745)
Futures	(83,001)	—	—	(83,001)

Total Liabilities	$(83,001)	$(745,745)	$—	$(828,746)

Total	$180,188,051	$988,602,094	$—	$1,168,790,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,779,197
Aggregate gross unrealized depreciation	(89,846,868)

Net unrealized appreciation	$309,932,329

Federal income tax cost of investments in securities and derivative instruments, if applicable	$858,857,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (10.6%)
Abacus Property Group (REIT)	40,969	$71,674
AGL Energy Ltd.	62,286	336,218
Allkem Ltd.*	62,021	496,799
ALS Ltd.	50,205	416,263
Altium Ltd.	12,706	325,901
Alumina Ltd.	240,664	236,354
AMP Ltd.	311,622	219,821
Ampol Ltd.	24,654	504,638
Ansell Ltd.	13,226	235,147
ANZ Group Holdings Ltd.	310,762	4,787,048
APA Group	122,317	830,036
ARB Corp. Ltd.(x)	7,996	170,297
Arena REIT (REIT)	36,177	88,403
Aristocrat Leisure Ltd.	68,023	1,700,954
ASX Ltd.	20,057	873,266
Atlas Arteria Ltd.	126,100	533,268
AUB Group Ltd.	9,723	166,170
Aurizon Holdings Ltd.	190,538	428,958
AVZ Minerals Ltd.(r)(x)*	316,830	123,894
Bank of Queensland Ltd.(x)	67,589	294,408
Bapcor Ltd.	35,513	151,978
Beach Energy Ltd.	162,160	153,541
Bega Cheese Ltd.(x)	31,246	75,947
Bendigo & Adelaide Bank Ltd.	58,997	343,208
BHP Group Ltd.	524,166	16,625,422
Blackmores Ltd.	1,721	81,340
BlueScope Steel Ltd.	48,130	652,171
Boral Ltd.(x)*	34,339	81,280
BrainChip Holdings Ltd.(x)*	148,556	47,723
Brambles Ltd.	143,697	1,293,552
Breville Group Ltd.(x)	10,269	132,200
Brickworks Ltd.	9,162	138,878
BWP Trust (REIT)	48,586	123,356
Capricorn Metals Ltd.(x)*	36,623	115,940
carsales.com Ltd.	38,948	579,931
Centuria Capital Group (REIT)(x)	71,997	73,403
Centuria Industrial REIT (REIT)	55,206	111,444
Chalice Mining Ltd.(x)*	35,060	176,541
Challenger Ltd.	61,427	256,663
Champion Iron Ltd.(x)	40,748	195,108
Charter Hall Group (REIT)	49,271	367,008
Charter Hall Long Wale REIT (REIT)(x)	66,866	188,051
Charter Hall Retail REIT (REIT)	52,179	131,967
Charter Hall Social Infrastructure REIT (REIT)	33,240	66,695
Cleanaway Waste Management Ltd.	227,972	363,903
Cochlear Ltd.	6,807	1,079,005
Coles Group Ltd.	138,485	1,669,737
Collins Foods Ltd.(x)	11,572	64,609
Commonwealth Bank of Australia	174,702	11,502,823
Core Lithium Ltd.(x)*	187,968	109,517
Coronado Global Resources, Inc. (CRDI)(m)	82,995	90,588
Corporate Travel Management Ltd.(x)	13,614	165,633
Costa Group Holdings Ltd.(x)	46,407	80,512
Credit Corp. Group Ltd.(x)	7,185	82,114
Cromwell Property Group (REIT)(x)	140,337	52,280
CSR Ltd.	49,488	157,631
De Grey Mining Ltd.*	138,920	143,473
Deterra Royalties Ltd.	42,785	137,785
Dexus (REIT)	111,643	565,669
Domain Holdings Australia Ltd.(x)	24,904	59,195
Domino’s Pizza Enterprises Ltd.(x)	6,733	226,315
Downer EDI Ltd.	69,430	159,798
Eagers Automotive Ltd.(x)	17,671	160,510
Elders Ltd.	16,026	92,744
Endeavour Group Ltd.	140,839	638,711
Evolution Mining Ltd.	189,871	393,857
EVT Ltd.	10,944	89,425
Flight Centre Travel Group Ltd.(x)*	17,417	216,073
Flutter Entertainment plc (Dublin Stock Exchange)*	33,305	6,057,521
Flutter Entertainment plc (London Stock Exchange)*	27,413	4,984,545
Fortescue Metals Group Ltd.	175,221	2,634,954
Glencore plc	1,969,003	11,325,922
Gold Road Resources Ltd.	111,347	125,883
Goodman Group (REIT)	177,063	2,251,908
GPT Group (The) (REIT)	197,060	564,294
GrainCorp Ltd., Class A	23,259	107,884
Growthpoint Properties Australia Ltd. (REIT)	28,470	58,145
GUD Holdings Ltd.(x)	14,796	97,508
Harvey Norman Holdings Ltd.(x)	65,975	158,513
Healius Ltd.(x)	60,097	127,631
HMC Capital Ltd. (REIT)(x)	18,881	45,897
HomeCo Daily Needs REIT (REIT)(m)	160,721	124,625
HUB24 Ltd.(x)	8,473	156,549
IDP Education Ltd.(x)	21,652	397,276
IGO Ltd.	69,737	598,668
Iluka Resources Ltd.	44,237	316,149
Imugene Ltd.*	623,488	54,514
Incitec Pivot Ltd.	198,910	417,231
Ingenia Communities Group (REIT)	36,915	93,786
Inghams Group Ltd.(x)	36,503	76,497
Insignia Financial Ltd.(x)	66,207	121,653
Insurance Australia Group Ltd.	253,495	796,021
InvoCare Ltd.(x)	14,286	113,137
IPH Ltd.	23,050	114,343
IRESS Ltd.	19,078	127,305
JB Hi-Fi Ltd.(x)	11,391	324,603
Johns Lyng Group Ltd.(x)	18,147	77,829
Karoon Energy Ltd.*	56,138	80,378
Kelsian Group Ltd.(x)	19,713	77,192
Lake Resources NL(x)*	136,394	41,074
Lendlease Corp. Ltd.(x)	71,608	348,957
Lifestyle Communities Ltd.	10,423	111,523
Link Administration Holdings Ltd.	52,019	73,799
Liontown Resources Ltd.(x)*	191,202	333,939
Lottery Corp. Ltd. (The)	230,303	791,058
Lovisa Holdings Ltd.	6,964	113,699
Lynas Rare Earths Ltd.*	93,957	401,322
Macquarie Group Ltd.	37,590	4,428,195
Magellan Financial Group Ltd.(x)	14,647	85,644
Medibank Pvt Ltd.	284,959	641,764
Megaport Ltd.(x)*	15,787	44,134
Metcash Ltd.	98,524	254,528
Mineral Resources Ltd.	17,309	937,920
Mirvac Group (REIT)	408,282	572,780
Monadelphous Group Ltd.	9,995	84,039
Nanosonics Ltd.*	27,910	95,618
National Australia Bank Ltd.	325,006	6,033,409
National Storage REIT (REIT)	124,713	210,947
Netwealth Group Ltd.(x)	8,745	79,715
New Hope Corp. Ltd.	55,392	211,387
Newcrest Mining Ltd.	92,473	1,655,545
NEXTDC Ltd.(x)*	47,673	336,174
nib holdings Ltd.	50,334	237,499
Nine Entertainment Co. Holdings Ltd.	146,557	194,153
Northern Star Resources Ltd.	118,986	974,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NRW Holdings Ltd.	44,393	$71,439
Nufarm Ltd.	38,908	149,172
Orica Ltd.	47,365	489,463
Origin Energy Ltd.	178,255	987,747
Orora Ltd.	85,582	196,585
OZ Minerals Ltd.	34,821	654,133
Paladin Energy Ltd.(x)*	270,404	118,686
Perpetual Ltd.(x)	11,463	169,326
Perseus Mining Ltd.	141,492	224,244
PEXA Group Ltd.*	12,677	115,110
Pilbara Minerals Ltd.	269,876	719,966
Pinnacle Investment Management Group Ltd.(x)	17,042	90,325
PolyNovo Ltd.*	70,569	84,562
Premier Investments Ltd.	10,539	184,919
Pro Medicus Ltd.	5,279	226,993
Qantas Airways Ltd.*	187,992	835,146
QBE Insurance Group Ltd.	153,625	1,500,345
Qube Holdings Ltd.	182,705	352,011
Ramsay Health Care Ltd.	19,217	855,470
REA Group Ltd.(x)	5,337	497,397
Reece Ltd.(x)	22,423	262,253
Region RE Ltd. (REIT)	116,384	183,655
Regis Resources Ltd.	75,607	104,639
Rio Tinto Ltd.	38,411	3,092,752
Rio Tinto plc	169,696	11,501,172
Sandfire Resources Ltd.(x)*	47,502	202,959
Santos Ltd.	342,831	1,582,240
Sayona Mining Ltd.(x)*	773,247	107,135
Scentre Group (REIT)	537,053	996,463
SEEK Ltd.	36,945	597,024
Seven Group Holdings Ltd.	16,322	252,452
Silver Lake Resources Ltd.*	90,243	70,169
Sonic Healthcare Ltd.	49,768	1,163,302
South32 Ltd.	473,078	1,403,121
Star Entertainment Group Ltd. (The)(x)*	136,676	130,723
Steadfast Group Ltd.	107,978	423,403
Stockland (REIT)	247,003	661,717
Suncorp Group Ltd.	130,796	1,060,527
Super Retail Group Ltd.(x)	16,980	143,098
Syrah Resources Ltd.*	64,778	80,027
Tabcorp Holdings Ltd.	233,448	155,876
Technology One Ltd.	29,009	283,995
Telix Pharmaceuticals Ltd.*	26,499	123,244
Telstra Group Ltd.	1,195,549	3,377,271
TPG Telecom Ltd.(x)	43,308	141,441
Transurban Group	318,179	3,028,012
Treasury Wine Estates Ltd.	75,090	658,718
United Malt Group Ltd.	28,480	90,713
Vicinity Ltd. (REIT)	400,374	524,386
Viva Energy Group Ltd.(m)	69,829	141,454
Washington H Soul Pattinson & Co. Ltd.	25,409	514,912
Waypoint REIT Ltd. (REIT)	68,908	119,848
Webjet Ltd.(x)*	39,963	188,288
Wesfarmers Ltd.	117,390	3,957,063
West African Resources Ltd.*	101,540	64,914
Westpac Banking Corp.	363,088	5,266,873
Whitehaven Coal Ltd.	92,365	415,906
WiseTech Global Ltd.	18,034	792,318
Woodside Energy Group Ltd.	196,466	4,426,812
Woolworths Group Ltd.	125,871	3,192,117
Worley Ltd.	38,719	373,188

		165,585,201

Austria (0.1%)
Mondi plc	75,596	1,198,223

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	168,657	11,246,351

Burkina Faso (0.1%)
Endeavour Mining plc	28,435	699,640

Chile (0.1%)
Antofagasta plc	54,058	1,057,802

China (0.7%)
Prosus NV*	135,846	10,623,498

Finland (0.8%)
Nokia OYJ	1,008,212	4,956,969
Nordea Bank Abp	685,991	7,329,516

		12,286,485

France (14.2%)
Air Liquide SA	98,988	16,583,401
Airbus SE	110,507	14,804,213
AXA SA	376,384	11,508,630
BNP Paribas SA	215,163	12,868,843
Danone SA	120,953	7,519,427
EssilorLuxottica SA	57,504	10,380,990
Hermes International	6,670	13,510,830
Kering SA	13,608	8,881,352
L’Oreal SA	45,735	20,461,928
LVMH Moet Hennessy Louis Vuitton SE	49,084	44,983,417
Pernod Ricard SA	37,803	8,565,397
Safran SA	71,722	10,651,127
TotalEnergies SE	470,917	27,785,405
Vinci SA	111,669	12,813,966

		221,318,926

Germany (10.8%)
adidas AG	31,445	5,551,967
Allianz SE (Registered)	76,268	17,605,863
BASF SE	169,031	8,865,009
Bayer AG (Registered)	185,779	11,833,387
Bayerische Motoren Werke AG	60,596	6,634,763
Deutsche Boerse AG	35,929	6,992,556
Deutsche Post AG (Registered)	186,300	8,702,122
Deutsche Telekom AG (Registered)	655,732	15,882,422
Infineon Technologies AG	246,954	10,094,142
Mercedes-Benz Group AG	148,677	11,421,039
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	26,493	9,265,691
SAP SE	193,541	24,346,919
Siemens AG (Registered)	141,631	22,925,632
Volkswagen AG (Preference)(q)	38,994	5,320,904
Vonovia SE	133,792	2,516,017

		167,958,433

Hong Kong (0.4%)
Prudential plc	428,719	5,863,290

Indonesia (0.0%)†
Nickel Industries Ltd.(x)	211,640	128,335

Ireland (0.9%)
CRH plc (Irish Stock Exchange)	116,693	5,893,476
CRH plc (London Stock Exchange)	142,232	7,188,145
Smurfit Kappa Group plc	40,619	1,470,041

		14,551,662

Italy (2.0%)
Coca-Cola HBC AG*	30,677	839,173
Enel SpA	1,469,025	8,971,762
Eni SpA	460,205	6,446,458
Intesa Sanpaolo SpA	3,184,367	8,195,410
UniCredit SpA	365,966	6,931,575

		31,384,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Japan (24.2%)
77 Bank Ltd. (The)(x)	5,460	$89,238
ABC-Mart, Inc.	3,700	204,218
Acom Co. Ltd.	36,258	87,438
Adastria Co. Ltd.(x)	4,221	77,960
ADEKA Corp.	5,816	99,461
Advantest Corp.(x)	13,441	1,245,317
Aeon Co. Ltd.	60,540	1,173,664
Aeon Delight Co. Ltd.	2,300	52,764
AEON Financial Service Co. Ltd.	15,900	148,439
Aeon Hokkaido Corp.	6,749	40,947
Aeon Mall Co. Ltd.	9,610	126,049
AGC, Inc.	16,996	633,539
Ai Holdings Corp.	4,238	73,493
Aica Kogyo Co. Ltd.	6,000	137,769
Aichi Financial Group, Inc.	5,726	93,348
Aichi Steel Corp.	2,010	35,570
Aiful Corp.(x)	20,636	55,986
Ain Holdings, Inc.	2,920	122,440
Air Water, Inc.	14,881	186,800
Airtrip Corp.	2,812	55,775
Aisan Industry Co. Ltd.	7,700	52,469
Aisin Corp.(x)	13,560	373,699
Ajinomoto Co., Inc.	40,815	1,420,355
Alfresa Holdings Corp.	21,104	270,344
Alpen Co. Ltd.	4,000	60,183
Alps Alpine Co. Ltd.	16,017	154,044
Amada Co. Ltd.	27,419	257,168
Amano Corp.	5,299	100,042
ANA Holdings, Inc.(x)*	45,238	982,455
Anritsu Corp.	11,754	108,601
Aozora Bank Ltd.(x)	10,221	185,356
Arata Corp.	2,656	81,440
Arcland Service Holdings Co. Ltd.(x)	6,823	115,607
Arclands Corp.	3,733	42,077
Arcs Co. Ltd.	6,269	106,264
Argo Graphics, Inc.	3,309	92,167
Ariake Japan Co. Ltd.	1,540	56,735
ARTERIA Networks Corp.	4,611	44,418
As One Corp.	2,954	125,693
Asahi Group Holdings Ltd.	40,028	1,490,242
Asahi Holdings, Inc.(x)	5,730	87,458
Asahi Intecc Co. Ltd.	21,990	389,148
Asahi Kasei Corp.	108,031	757,648
Asics Corp.	15,186	431,849
ASKUL Corp.	4,548	59,107
Astellas Pharma, Inc.	166,276	2,365,175
Autobacs Seven Co. Ltd.(x)	5,122	55,826
Avex, Inc.	4,126	46,609
Awa Bank Ltd. (The)	2,224	32,780
Axial Retailing, Inc.	2,129	55,242
Azbil Corp.	11,832	323,707
AZ-COM MARUWA Holdings, Inc.	4,260	64,183
Bandai Namco Holdings, Inc.	45,570	981,474
Bank of Kyoto Ltd. (The)	7,170	339,153
Base Co. Ltd.	2,953	128,932
BayCurrent Consulting, Inc.	13,549	562,188
Belc Co. Ltd.(x)	1,912	80,862
Bell System24 Holdings, Inc.	11,135	121,540
Belluna Co. Ltd.	5,056	26,803
Benefit One, Inc.	5,872	83,936
Benesse Holdings, Inc.(x)	5,297	77,624
Bic Camera, Inc.(x)	10,045	84,352
BIPROGY, Inc.	5,369	131,813
BML, Inc.	2,892	67,450
Bridgestone Corp.	54,573	2,216,962
Brother Industries Ltd.	22,856	344,758
Bunka Shutter Co. Ltd.(x)	6,786	56,735
Calbee, Inc.(x)	7,612	158,989
Canon Electronics, Inc.	2,833	39,567
Canon Marketing Japan, Inc.	5,165	123,101
Canon, Inc.	94,915	2,129,126
Capcom Co. Ltd.	16,114	576,457
Casio Computer Co. Ltd.(x)	17,200	169,083
Central Glass Co. Ltd.(x)	3,878	86,231
Central Japan Railway Co.	13,492	1,610,813
Change Holdings, Inc.	2,256	40,311
Chiba Bank Ltd. (The)	45,706	295,147
Chiyoda Co. Ltd.	15,392	94,779
Chofu Seisakusho Co. Ltd.	3,200	53,812
Chubu Electric Power Co., Inc.	61,364	647,607
Chudenko Corp.	4,078	65,732
Chugai Pharmaceutical Co. Ltd.	54,313	1,342,431
Chugin Financial Group, Inc.(x)	13,443	90,329
Chugoku Electric Power Co., Inc. (The)*	24,265	123,182
Citizen Watch Co. Ltd.(x)	19,990	117,903
CKD Corp.	4,836	78,848
Cleanup Corp.	10,500	54,844
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	155,684
COLOPL, Inc.	5,212	23,571
Colowide Co. Ltd.(x)	5,764	83,844
COMSYS Holdings Corp.(x)	10,500	193,728
Comture Corp.	3,705	58,194
Concordia Financial Group Ltd.	96,536	356,312
Cosel Co. Ltd.	4,700	40,341
Cosmo Energy Holdings Co. Ltd.	6,503	211,094
Cosmos Pharmaceutical Corp.	1,993	179,343
Create Restaurants Holdings, Inc.	11,134	84,942
Create SD Holdings Co. Ltd.	2,762	70,173
Credit Saison Co. Ltd.	13,432	170,899
Curves Holdings Co. Ltd.	10,714	61,929
CyberAgent, Inc.	39,456	334,487
Cybozu, Inc.	6,019	134,095
Dai Nippon Printing Co. Ltd.	21,778	608,493
Daicel Corp.	29,000	218,770
Daido Steel Co. Ltd.	2,591	102,009
Daiei Kankyo Co. Ltd.	7,101	94,101
Daifuku Co. Ltd.	27,252	505,355
Daihen Corp.(x)	2,153	72,291
Daiho Corp.(x)	1,428	39,695
Dai-ichi Life Holdings, Inc.	86,111	1,582,181
Daiichi Sankyo Co. Ltd.	150,065	5,476,872
Daiichikosho Co. Ltd.	6,298	103,929
Daiki Aluminium Industry Co. Ltd.	6,333	68,499
Daikin Industries Ltd.	20,859	3,739,751
Daikokutenbussan Co. Ltd.	1,840	69,792
Daio Paper Corp.	8,061	62,989
Daiseki Co. Ltd.	2,316	73,438
Daishi Hokuetsu Financial Group, Inc.	3,188	69,719
Daito Trust Construction Co. Ltd.	6,252	623,967
Daiwa House Industry Co. Ltd.	48,911	1,152,189
Daiwa Securities Group, Inc.	131,703	618,867
Daiwabo Holdings Co. Ltd.(x)	8,725	144,048
DCM Holdings Co. Ltd.	10,117	88,125
DeNA Co. Ltd.(x)*	9,759	133,374
Denka Co. Ltd.	5,919	122,482
Denso Corp.	35,426	1,999,763
Dentsu Group, Inc.	18,243	642,525
Descente Ltd.	2,954	92,747
Dexerials Corp.(x)	5,453	111,360
DIC Corp.	8,900	160,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Arts, Inc.	1,151	$44,605
Digital Garage, Inc.	3,387	111,693
dip Corp.	2,786	74,530
Direct Marketing MiX, Inc.	5,296	54,447
Disco Corp.	8,145	947,642
DMG Mori Co. Ltd.	11,229	189,663
Doutor Nichires Holdings Co. Ltd.	5,044	72,049
Dowa Holdings Co. Ltd.(x)	5,600	179,971
DTS Corp.	4,573	111,445
Duskin Co. Ltd.	4,370	105,191
DyDo Group Holdings, Inc.	2,123	78,020
Earth Corp.	1,236	44,216
East Japan Railway Co.	29,340	1,622,514
Ebara Corp.	8,388	390,226
EDION Corp.(x)	8,339	80,561
eGuarantee, Inc.	2,719	44,651
Eiken Chemical Co. Ltd.	5,967	70,492
Eisai Co. Ltd.	21,105	1,200,852
Eizo Corp.	2,633	81,577
Elan Corp.	9,238	73,291
Elecom Co. Ltd.	4,016	38,189
Electric Power Development Co. Ltd.	14,178	228,029
Elematec Corp.	7,571	106,152
ENEOS Holdings, Inc.(x)	301,739	1,058,353
en-Japan, Inc.(x)	2,579	44,458
eRex Co. Ltd.	3,139	43,524
ES-Con Japan Ltd.(x)	14,514	95,311
euglena Co. Ltd.*	9,207	65,334
Exedy Corp.	3,400	46,585
EXEO Group, Inc.(x)	9,800	177,320
Ezaki Glico Co. Ltd.	4,571	115,011
Fancl Corp.(x)	6,642	122,261
FANUC Corp.	83,630	3,015,709
Fast Retailing Co. Ltd.	8,175	1,787,392
FCC Co. Ltd.	7,838	91,887
Financial Partners Group Co. Ltd.(x)	11,341	99,218
Food & Life Cos. Ltd.	9,290	242,425
FP Corp.	3,160	78,357
Fudo Tetra Corp.	6,411	79,019
Fuji Co. Ltd.(x)	2,999	39,141
Fuji Corp.	5,877	99,518
Fuji Electric Co. Ltd.	9,979	393,776
Fuji Kyuko Co. Ltd.	2,194	72,681
Fuji Media Holdings, Inc.	20,394	184,044
Fuji Oil Holdings, Inc.	4,030	58,640
Fuji Seal International, Inc.	4,473	51,063
Fuji Soft, Inc.	1,853	107,491
FUJIFILM Holdings Corp.	32,754	1,663,869
Fujikura Ltd.	21,309	151,249
Fujimi, Inc.(x)	1,257	69,492
Fujimori Kogyo Co. Ltd.	2,520	60,716
Fujitec Co. Ltd.(x)	6,579	163,523
Fujitsu General Ltd.	6,319	177,700
Fujitsu Ltd.	17,147	2,317,675
Fukui Computer Holdings, Inc.	1,895	39,274
Fukuoka Financial Group, Inc.	16,400	315,577
Fukushima Galilei Co. Ltd.(x)	2,372	85,705
Fukuyama Transporting Co. Ltd.	2,128	57,874
FULLCAST Holdings Co. Ltd.	4,492	82,095
Funai Soken Holdings, Inc.	3,831	78,584
Furukawa Electric Co. Ltd.(x)	7,000	130,401
Fuso Chemical Co. Ltd.	1,214	34,622
Futaba Industrial Co. Ltd.	9,500	30,631
Future Corp.	8,216	113,504
Fuyo General Lease Co. Ltd.	2,579	175,471
G-7 Holdings, Inc.(x)	5,406	59,154
Genky DrugStores Co. Ltd.	1,906	56,215
Geo Holdings Corp.	6,023	72,911
giftee, Inc.*	4,332	75,919
Giken Ltd.	5,478	114,878
GLOBERIDE, Inc.	2,998	56,128
Glory Ltd.(x)	4,557	99,625
GMO GlobalSign Holdings KK	955	29,501
GMO internet group, Inc.	7,656	149,114
GMO Payment Gateway, Inc.	3,903	335,934
Goldwin, Inc.(x)	2,916	277,915
Gree, Inc.	19,104	99,780
GS Yuasa Corp.	5,471	98,820
G-Tekt Corp.	7,944	86,048
GungHo Online Entertainment, Inc.	5,621	102,891
Gunma Bank Ltd. (The)(x)	29,571	99,018
Gunze Ltd.	2,242	75,940
H.U. Group Holdings, Inc.	6,996	140,682
H2O Retailing Corp.(x)	9,500	106,786
Hachijuni Bank Ltd. (The)	43,000	186,908
Hakuhodo DY Holdings, Inc.	27,115	307,289
Hakuto Co. Ltd.(x)	3,463	129,106
Hamamatsu Photonics KK	13,362	721,288
Hankyu Hanshin Holdings, Inc.	22,548	669,068
Hanwa Co. Ltd.(x)	3,585	107,056
Haseko Corp.	16,475	191,439
Hazama Ando Corp.(x)	13,966	90,318
Heiwa Corp.(x)	4,550	90,274
Heiwa Real Estate Co. Ltd.	2,923	83,628
Heiwado Co. Ltd.	2,453	37,688
Hiday Hidaka Corp.	6,251	101,366
Hikari Tsushin, Inc.	1,831	257,528
Hino Motors Ltd.*	22,963	96,193
Hioki EE Corp.	1,430	93,609
Hirogin Holdings, Inc.	36,500	172,667
Hirose Electric Co. Ltd.	2,789	364,929
HIS Co. Ltd.*	3,292	49,687
Hisamitsu Pharmaceutical Co., Inc.	5,579	159,378
Hitachi Construction Machinery Co. Ltd.	6,567	153,063
Hitachi Ltd.	84,964	4,670,218
Hitachi Zosen Corp.	13,019	85,378
Hogy Medical Co. Ltd.	3,574	85,737
Hokkaido Electric Power Co., Inc.*	22,712	83,366
Hokkaido Gas Co. Ltd.	3,799	55,736
Hokkoku Financial Holdings, Inc.	1,084	33,912
Hokuetsu Corp.(x)	13,526	90,741
Hokuhoku Financial Group, Inc.	13,814	96,614
Hokuriku Electric Power Co.*	21,850	97,792
Honda Motor Co. Ltd.	139,613	3,713,809
Horiba Ltd.	3,816	228,820
Hoshizaki Corp.	11,077	408,568
Hosiden Corp.	6,570	80,005
House Foods Group, Inc.	8,400	178,145
Hoya Corp.	36,592	4,046,460
Hulic Co. Ltd.	40,493	332,719
Hyakugo Bank Ltd. (The)	17,673	49,588
Hyakujushi Bank Ltd. (The)	2,900	40,300
Ibiden Co. Ltd.	8,897	356,952
Ichibanya Co. Ltd.	1,268	48,202
Ichigo, Inc.	44,705	93,765
Idec Corp.	3,977	103,606
Idemitsu Kosan Co. Ltd.(x)	18,720	409,387
IDOM, Inc.	10,714	69,336
IHI Corp.	10,832	271,764
Iida Group Holdings Co. Ltd.(x)	15,482	252,628
Iino Kaiun Kaisha Ltd.	15,176	115,326
Inaba Denki Sangyo Co. Ltd.	6,062	132,312
Inabata & Co. Ltd.(x)	4,900	99,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Infocom Corp.	2,107	$37,366
Infomart Corp.	19,428	40,842
Information Services International- Dentsu Ltd.	2,820	111,181
INFRONEER Holdings, Inc.(x)	20,727	160,087
Inpex Corp.	88,887	945,762
Insource Co. Ltd.	9,158	93,426
Intage Holdings, Inc.	6,863	80,421
Internet Initiative Japan, Inc.	9,252	192,594
IR Japan Holdings Ltd.(x)	6,362	112,515
Iriso Electronics Co. Ltd.	1,764	65,607
Iseki & Co. Ltd.	4,100	36,900
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	400,070
Isuzu Motors Ltd.	53,195	636,672
Ito En Ltd.	6,216	203,572
ITOCHU Corp.(x)	111,974	3,646,208
Itochu Enex Co. Ltd.	5,640	48,084
Itochu Techno-Solutions Corp.	7,982	196,607
Itoham Yonekyu Holdings, Inc.	12,689	67,012
Iwatani Corp.	3,794	166,159
Iyogin Holdings, Inc.	24,000	136,436
Izumi Co. Ltd.	3,455	82,039
J Front Retailing Co. Ltd.	22,829	227,861
JAC Recruitment Co. Ltd.	4,065	80,203
Jaccs Co. Ltd.	3,105	103,167
JAFCO Group Co. Ltd.(x)	5,476	78,337
Japan Airlines Co. Ltd.	40,833	796,199
Japan Airport Terminal Co. Ltd.*	6,373	317,942
Japan Aviation Electronics Industry Ltd.(x)	6,944	120,846
Japan Cash Machine Co. Ltd.	6,102	55,506
Japan Display, Inc.*	231,888	70,357
Japan Elevator Service Holdings Co. Ltd.	4,050	65,975
Japan Exchange Group, Inc.	46,186	704,688
Japan Lifeline Co. Ltd.	7,771	53,820
Japan Material Co. Ltd.	5,450	97,440
Japan Petroleum Exploration Co. Ltd.	2,810	94,679
Japan Post Bank Co. Ltd.(x)	46,500	380,322
Japan Post Holdings Co. Ltd.	231,398	1,882,839
Japan Post Insurance Co. Ltd.	19,609	306,141
Japan Pulp & Paper Co. Ltd.	2,543	98,939
Japan Securities Finance Co. Ltd.	6,741	51,849
Japan Steel Works Ltd. (The)(x)	6,516	122,371
Japan Tobacco, Inc.	110,450	2,331,229
Japan Wool Textile Co. Ltd. (The)	5,449	40,641
JCR Pharmaceuticals Co. Ltd.	5,088	54,483
JCU Corp.	1,541	40,275
Jeol Ltd.	3,266	105,376
JFE Holdings, Inc.	47,231	600,294
JGC Holdings Corp.	18,595	230,775
JINS Holdings, Inc.	4,303	117,561
JMDC, Inc.(x)*	2,736	94,925
Joyful Honda Co. Ltd.	6,398	82,814
JSR Corp.	16,517	390,421
JTEKT Corp.	17,798	137,625
Juroku Financial Group, Inc.	3,200	68,300
Justsystems Corp.	2,992	80,165
JVCKenwood Corp.	19,300	55,645
K&O Energy Group, Inc.	2,655	42,356
Kadokawa Corp.(x)	9,702	206,968
Kaga Electronics Co. Ltd.	3,589	136,268
Kagome Co. Ltd.	8,701	202,889
Kajima Corp.	40,971	494,517
Kakaku.com, Inc.	13,130	180,377
Kaken Pharmaceutical Co. Ltd.	2,834	79,089
Kameda Seika Co. Ltd.	1,676	55,518
Kamigumi Co. Ltd.	8,622	180,999
Kanamoto Co. Ltd.	2,948	48,546
Kandenko Co. Ltd.	10,184	71,825
Kaneka Corp.	6,200	161,939
Kanematsu Corp.	8,108	100,627
Kanematsu Electronics Ltd.	935	43,633
Kansai Electric Power Co., Inc. (The)(x)	65,172	634,878
Kansai Food Market Ltd.(x)	8,910	100,879
Kansai Paint Co. Ltd.	18,311	247,723
Kao Corp.	41,893	1,635,789
Kappa Create Co. Ltd.(x)*	4,080	44,527
Katitas Co. Ltd.(x)	5,812	113,881
Kato Sangyo Co. Ltd.	2,563	68,039
Kawasaki Heavy Industries Ltd.	12,529	274,148
Kawasaki Kisen Kaisha Ltd.(x)	17,043	390,145
KDDI Corp.	133,109	4,110,608
KeePer Technical Laboratory Co. Ltd.	2,208	82,442
Keihan Holdings Co. Ltd.(x)	8,105	211,452
Keihanshin Building Co. Ltd.	3,858	34,904
Keikyu Corp.	24,606	233,851
Keio Corp.(x)	8,634	302,766
Keisei Electric Railway Co. Ltd.	13,333	410,501
Keiyo Bank Ltd. (The)	17,682	75,774
Kewpie Corp.	13,000	218,397
Key Coffee, Inc.(x)	4,000	61,043
Keyence Corp.	17,308	8,485,534
KH Neochem Co. Ltd.	3,353	60,892
Kikkoman Corp.	12,176	621,124
Kinden Corp.	15,000	180,480
Kintetsu Department Store Co. Ltd.*	2,816	51,927
Kintetsu Group Holdings Co. Ltd.	17,144	551,382
Kirin Holdings Co. Ltd.	73,993	1,170,974
Kissei Pharmaceutical Co. Ltd.	3,193	63,723
Ki-Star Real Estate Co. Ltd.	2,056	64,449
Kitano Construction Corp.(x)	2,956	65,742
Kitz Corp.	6,541	45,886
Kiyo Bank Ltd. (The)	3,600	40,398
Koa Corp.	2,679	37,415
Kobayashi Pharmaceutical Co. Ltd.	4,615	281,925
Kobe Bussan Co. Ltd.	12,559	350,545
Kobe Steel Ltd.	33,016	263,417
Koei Tecmo Holdings Co. Ltd.(x)	11,028	199,218
Kohnan Shoji Co. Ltd.	2,315	56,697
Koito Manufacturing Co. Ltd.	19,178	363,247
Kokuyo Co. Ltd.	7,982	113,258
Komatsu Ltd.	81,280	2,016,473
KOMEDA Holdings Co. Ltd.	4,896	86,919
Komeri Co. Ltd.	3,475	71,713
Komori Corp.	7,900	59,271
Konami Group Corp.	6,450	296,101
Konica Minolta, Inc.(x)	43,791	188,365
Konishi Co. Ltd.	6,963	100,986
Konoike Transport Co. Ltd.	6,036	67,997
Kose Corp.	3,360	399,085
Koshidaka Holdings Co. Ltd.	10,956	79,478
Kotobuki Spirits Co. Ltd.	1,632	115,853
K’s Holdings Corp.(x)	17,800	156,300
Kubota Corp.	90,523	1,371,243
Kumagai Gumi Co. Ltd.	3,271	65,649
Kumiai Chemical Industry Co. Ltd.	9,350	60,107
Kura Sushi, Inc.	3,446	84,842
Kuraray Co. Ltd.	28,183	259,230
Kureha Corp.(x)	1,321	84,508
Kurita Water Industries Ltd.	9,006	412,154
Kusuri no Aoki Holdings Co. Ltd.	1,767	89,625
KYB Corp.	1,923	58,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	26,219	$1,367,730
Kyorin Pharmaceutical	6,041	77,765
Kyoritsu Maintenance Co. Ltd.(x)	2,670	107,777
Kyowa Kirin Co. Ltd.	20,521	447,696
Kyudenko Corp.(x)	3,588	91,195
Kyushu Electric Power Co., Inc.*	39,593	225,864
Kyushu Financial Group, Inc.(x)	34,349	123,902
Kyushu Railway Co.	11,748	261,182
Lasertec Corp.	8,220	1,457,259
Lawson, Inc.	5,088	215,268
Life Corp.	3,042	59,365
Link And Motivation, Inc.	10,606	42,021
Lintec Corp.	4,900	80,208
Lion Corp.	21,636	233,677
LITALICO, Inc.	3,942	76,925
Lixil Corp.	29,006	478,349
M&A Capital Partners Co. Ltd.*	1,564	43,967
M3, Inc.	33,824	850,986
Mabuchi Motor Co. Ltd.	4,526	131,852
Macnica Holdings, Inc.(x)	4,581	130,551
Maeda Kosen Co. Ltd.	3,173	77,192
Makino Milling Machine Co. Ltd.	2,098	77,117
Makita Corp.(x)	22,583	561,742
Mandom Corp.	4,260	47,591
Mani, Inc.	7,470	102,299
Marubeni Corp.	143,464	1,950,183
Maruha Nichiro Corp.(x)	3,726	66,833
Marui Group Co. Ltd.(x)	15,023	229,871
Maruichi Steel Tube Ltd.	7,800	171,727
MARUKA FURUSATO Corp.	3,674	77,964
Maruwa Co. Ltd.	889	123,886
Marvelous, Inc.	10,228	50,984
Matsuda Sangyo Co. Ltd.	4,000	68,631
Matsui Securities Co. Ltd.(x)	14,747	87,181
MatsukiyoCocokara & Co.	11,433	605,508
Matsuya Co. Ltd.	7,173	59,843
Matsuyafoods Holdings Co. Ltd.	3,039	93,536
Max Co. Ltd.	6,000	96,277
Maxell Ltd.	5,700	66,304
Mazda Motor Corp.	57,715	537,336
Mebuki Financial Group, Inc.(x)	104,665	256,614
Media Do Co. Ltd.*	2,077	22,237
Medipal Holdings Corp.	17,687	240,914
Medley, Inc.*	2,978	91,266
MedPeer, Inc.(x)*	9,655	81,102
Megachips Corp.*	3,355	83,142
Megmilk Snow Brand Co. Ltd.	3,437	45,753
Meidensha Corp.	4,400	63,997
Meiji Holdings Co. Ltd.	21,858	519,817
Meiko Electronics Co. Ltd.(x)	2,286	50,856
Meitec Corp.	5,817	104,042
Melco Holdings, Inc.	2,177	53,769
Menicon Co. Ltd.	4,964	105,607
Mercari, Inc.*	7,511	132,290
METAWATER Co. Ltd.	3,652	47,709
Midac Holdings Co. Ltd.	1,977	32,242
Milbon Co. Ltd.	2,308	95,090
Mimasu Semiconductor Industry Co. Ltd.	3,269	73,052
Minebea Mitsumi, Inc.(x)	30,892	589,772
Mirait One Corp.	7,953	99,032
Miroku Jyoho Service Co. Ltd.	2,998	37,309
MISUMI Group, Inc.	26,577	668,641
Mitani Sekisan Co. Ltd.	1,611	56,988
Mitsubishi Chemical Group Corp.(x)	116,938	695,782
Mitsubishi Corp.	113,618	4,084,813
Mitsubishi Electric Corp.	179,283	2,141,257
Mitsubishi Estate Co. Ltd.	102,068	1,218,583
Mitsubishi Gas Chemical Co., Inc.	14,524	215,743
Mitsubishi HC Capital, Inc.	60,887	314,693
Mitsubishi Heavy Industries Ltd.	29,412	1,084,515
Mitsubishi Logisnext Co. Ltd.	10,284	73,213
Mitsubishi Logistics Corp.	4,975	116,949
Mitsubishi Materials Corp.	14,300	233,272
Mitsubishi Motors Corp.*	75,000	296,479
Mitsubishi Pencil Co. Ltd.	3,972	48,853
Mitsubishi Research Institute, Inc.	2,488	95,888
Mitsubishi Shokuhin Co. Ltd.	3,000	73,738
Mitsubishi UFJ Financial Group, Inc.	1,081,815	6,941,145
Mitsuboshi Belting Ltd.(x)	4,120	122,578
Mitsui & Co. Ltd.(x)	132,965	4,143,847
Mitsui Chemicals, Inc.	14,798	382,096
Mitsui DM Sugar Holdings Co. Ltd.	5,169	79,339
Mitsui Fudosan Co. Ltd.	71,728	1,347,955
Mitsui High-Tec, Inc.	2,493	158,537
Mitsui Mining & Smelting Co. Ltd.(x)	5,900	143,329
Mitsui OSK Lines Ltd.(x)	29,808	745,921
Mitsui-Soko Holdings Co. Ltd.(x)	3,314	98,377
Mitsuuroko Group Holdings Co. Ltd.	7,084	69,309
Miura Co. Ltd.	8,004	204,755
MIXI, Inc.	3,456	69,483
Mizuho Financial Group, Inc.(x)	244,636	3,469,430
Mizuho Leasing Co. Ltd.	1,996	52,944
Mizuno Corp.(x)	4,444	104,471
Mochida Pharmaceutical Co. Ltd.	2,534	63,964
Modec, Inc.*	4,782	50,464
Monex Group, Inc.	14,185	51,543
Money Forward, Inc.*	4,020	140,324
Monogatari Corp. (The)	4,722	95,916
MonotaRO Co. Ltd.	23,996	301,670
Morinaga & Co. Ltd.	4,247	120,335
Morinaga Milk Industry Co. Ltd.(x)	3,908	140,476
Morita Holdings Corp.	3,388	34,067
MOS Food Services, Inc.(x)	3,648	82,663
MS&AD Insurance Group Holdings, Inc.(x)	36,976	1,148,210
Murata Manufacturing Co. Ltd.	52,465	3,203,715
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	79,646
Nabtesco Corp.	11,042	271,311
Nachi-Fujikoshi Corp.	2,183	65,201
Nagaileben Co. Ltd.	2,171	33,504
Nagase & Co. Ltd.	11,432	176,064
Nagawa Co. Ltd.(x)	1,145	59,129
Nagoya Railroad Co. Ltd.	17,631	271,896
Nankai Electric Railway Co. Ltd.	9,800	216,554
Nanto Bank Ltd. (The)	2,711	47,682
NEC Corp.	23,788	918,427
NEC Networks & System Integration Corp.	5,600	68,348
NET One Systems Co. Ltd.	7,723	185,347
Nexon Co. Ltd.	43,889	1,047,878
Nextage Co. Ltd.	6,335	132,335
NGK Insulators Ltd.(x)	22,442	297,095
NH Foods Ltd.	6,942	200,471
NHK Spring Co. Ltd.	25,000	179,516
Nichias Corp.	4,359	87,861
Nichicon Corp.	10,871	113,693
Nichiha Corp.	3,077	62,866
Nichirei Corp.	9,587	193,743
Nidec Corp.	41,795	2,169,511
Nifco, Inc.	5,877	166,906
Nihon Kohden Corp.	7,968	215,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon M&A Center Holdings, Inc.	30,043	$225,145
Nihon Parkerizing Co. Ltd.	12,170	91,454
Nihon Yamamura Glass Co. Ltd.*	5,562	28,318
Nikkon Holdings Co. Ltd.(x)	5,491	102,779
Nikon Corp.(x)	26,926	275,969
Nintendo Co. Ltd.	108,436	4,203,573
Nippn Corp.	4,887	61,198
Nippon Ceramic Co. Ltd.	1,836	37,592
Nippon Chemi-Con Corp.*	3,503	55,847
Nippon Densetsu Kogyo Co. Ltd.	4,340	51,986
Nippon Electric Glass Co. Ltd.	6,101	117,582
Nippon Express Holdings, Inc.	6,057	365,023
Nippon Gas Co. Ltd.	8,442	122,690
Nippon Kanzai Co. Ltd.(r)	4,458	90,419
Nippon Kayaku Co. Ltd.	10,745	97,263
Nippon Light Metal Holdings Co. Ltd.	5,252	58,058
Nippon Paint Holdings Co. Ltd.	73,809	693,640
Nippon Paper Industries Co. Ltd.*	9,600	74,135
Nippon Parking Development Co. Ltd.	46,787	82,346
Nippon Pillar Packing Co. Ltd.(x)	3,146	89,380
Nippon Sanso Holdings Corp.	15,957	288,037
Nippon Sharyo Ltd.(x)	3,791	57,910
Nippon Shinyaku Co. Ltd.	4,816	212,383
Nippon Shokubai Co. Ltd.(x)	2,462	98,341
Nippon Signal Co. Ltd.	8,900	71,502
Nippon Soda Co. Ltd.(x)	950	33,131
Nippon Steel Corp.(x)	79,924	1,886,252
Nippon Steel Trading Corp.	2,026	141,623
Nippon Telegraph & Telephone Corp.	222,324	6,640,261
Nippon Television Holdings, Inc.	13,631	117,523
Nippon Yusen KK(x)	46,207	1,079,731
Nipro Corp.	13,900	107,008
Nishimatsu Construction Co. Ltd.	3,295	85,041
Nishimatsuya Chain Co. Ltd.(x)	6,093	75,121
Nishi-Nippon Financial Holdings, Inc.	13,628	112,334
Nishi-Nippon Railroad Co. Ltd.	5,600	101,318
Nishio Holdings Co. Ltd.	3,957	92,718
Nissan Chemical Corp.	9,008	409,292
Nissan Motor Co. Ltd.	236,553	899,950
Nissan Shatai Co. Ltd.	9,940	63,607
Nissha Co. Ltd.	6,603	93,062
Nisshin Oillio Group Ltd. (The)	2,383	58,422
Nisshin Seifun Group, Inc.	18,778	219,738
Nisshinbo Holdings, Inc.	12,062	92,283
Nissin Electric Co. Ltd.	7,460	95,688
Nissin Foods Holdings Co. Ltd.	6,316	577,659
Nissui Corp.	20,317	83,365
Niterra Co. Ltd.(x)	12,240	253,135
Nitori Holdings Co. Ltd.	7,066	851,939
Nitta Corp.	1,728	38,306
Nitto Boseki Co. Ltd.	2,757	42,052
Nitto Denko Corp.	12,124	783,510
Nitto Kogyo Corp.	5,056	100,861
Noevir Holdings Co. Ltd.	1,781	72,532
NOF Corp.	7,305	340,815
Nohmi Bosai Ltd.	4,847	61,961
Nojima Corp.	7,218	76,211
NOK Corp.(x)	8,604	95,403
Nomura Co. Ltd.	11,318	77,422
Nomura Holdings, Inc.(x)	313,789	1,211,322
Nomura Real Estate Holdings, Inc.	10,820	239,589
Nomura Research Institute Ltd.	34,264	796,782
Noritake Co. Ltd.	1,990	69,003
Noritsu Koki Co. Ltd.	4,795	81,176
Noritz Corp.	4,795	63,029
North Pacific Bank Ltd.	37,980	79,928
NS Solutions Corp.	3,420	91,475
NS United Kaiun Kaisha Ltd.(x)	3,102	96,565
NSD Co. Ltd.	5,948	107,238
NSK Ltd.	30,498	174,472
NTN Corp.	37,117	94,760
NTT Data Corp.(x)	52,403	689,204
Obara Group, Inc.(x)	1,415	42,304
Obayashi Corp.	56,756	434,481
OBIC Business Consultants Co. Ltd.	3,287	124,227
Obic Co. Ltd.	5,591	883,990
Odakyu Electric Railway Co. Ltd.	24,751	321,394
Ogaki Kyoritsu Bank Ltd. (The)	2,098	28,326
Ohsho Food Service Corp.	741	33,653
Oiles Corp.	4,560	57,852
Oisix ra daichi, Inc.(x)*	2,321	40,401
Oita Bank Ltd. (The)	2,100	32,454
Oji Holdings Corp.	68,133	269,767
Okamoto Industries, Inc.	2,906	87,267
Okamura Corp.	7,341	75,739
Okasan Securities Group, Inc.(x)	33,049	117,758
Oki Electric Industry Co. Ltd.(x)	8,423	45,787
Okinawa Electric Power Co., Inc. (The)*	4,021	32,683
OKUMA Corp.	1,173	52,555
Okumura Corp.	2,739	64,730
Olympus Corp.	106,520	1,870,710
Omron Corp.	16,011	936,819
Ono Pharmaceutical Co. Ltd.	32,222	672,230
Onward Holdings Co. Ltd.	15,000	43,419
Open Door, Inc.(x)*	4,483	52,808
Open House Group Co. Ltd.	5,846	219,223
Open Up Group, Inc.	8,625	125,417
Optex Group Co. Ltd.	5,977	94,022
Optim Corp.*	17,476	122,789
Optorun Co. Ltd.	5,119	85,923
Oracle Corp.	3,300	238,175
Organo Corp.(x)	3,220	87,941
Orient Corp.(x)	6,542	54,492
Oriental Land Co. Ltd.(x)	94,115	3,218,303
ORIX Corp.	112,250	1,851,294
Osaka Gas Co. Ltd.	34,309	564,119
Osaka Organic Chemical Industry Ltd.	3,454	56,466
Osaka Soda Co. Ltd.	1,925	63,370
OSAKA Titanium Technologies Co. Ltd.(x)	2,564	61,975
OSG Corp.	9,700	146,082
Otsuka Corp.	9,530	338,861
Otsuka Holdings Co. Ltd.	38,212	1,218,296
Outsourcing, Inc.	8,818	86,905
PAL GROUP Holdings Co. Ltd.	5,721	133,580
PALTAC Corp.	2,773	105,433
Pan Pacific International Holdings Corp.	39,509	764,560
Panasonic Holdings Corp.	204,905	1,833,966
Paramount Bed Holdings Co. Ltd.	4,444	79,296
Park24 Co. Ltd.*	10,900	160,432
Pasona Group, Inc.	3,788	53,756
Penta-Ocean Construction Co. Ltd.	29,322	140,073
PeptiDream, Inc.*	8,788	125,150
Persol Holdings Co. Ltd.(x)	18,066	363,228
Pharma Foods International Co. Ltd.	3,751	40,254
PHC Holdings Corp.	4,990	54,030
Pigeon Corp.	10,057	155,553
Pilot Corp.	3,104	100,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Piolax, Inc.	4,502	$65,683
Pola Orbis Holdings, Inc.	8,224	107,097
Premium Group Co. Ltd.	3,276	42,041
Pressance Corp.	6,138	82,871
Prestige International, Inc.	10,559	47,665
Prima Meat Packers Ltd.	3,652	60,676
Proto Corp.	9,296	83,017
Raito Kogyo Co. Ltd.	6,051	89,080
Raksul, Inc.*	3,788	39,826
Rakus Co. Ltd.	5,219	75,720
Rakuten Group, Inc.	80,498	375,400
Recruit Holdings Co. Ltd.	130,714	3,623,078
Relia, Inc.	8,142	89,520
Relo Group, Inc.(x)	8,730	139,110
Renesas Electronics Corp.*	114,005	1,655,202
Rengo Co. Ltd.	15,192	98,515
RENOVA, Inc.*	2,551	38,450
Resona Holdings, Inc.(x)	209,322	1,011,867
Resonac Holdings Corp.	14,151	233,226
Resorttrust, Inc.	7,178	114,397
Restar Holdings Corp.	5,506	90,181
Ricoh Co. Ltd.(x)	46,040	345,374
Ricoh Leasing Co. Ltd.	1,550	44,601
Riken Corp.	1,600	31,351
Riken Keiki Co. Ltd.	845	36,396
Rinnai Corp.	11,100	271,420
Riso Kagaku Corp.	2,813	49,131
Riso Kyoiku Co. Ltd.	22,934	56,955
Rohm Co. Ltd.	7,590	632,213
Rohto Pharmaceutical Co. Ltd.	21,164	442,434
Roland Corp.	1,717	51,880
Rorze Corp.	1,360	120,578
Round One Corp.(x)	18,870	72,876
Royal Holdings Co. Ltd.	1,912	40,216
RS Technologies Co. Ltd.	3,414	84,148
Ryohin Keikaku Co. Ltd.	21,429	243,329
Ryosan Co. Ltd.	4,143	102,830
Ryoyo Electro Corp.	4,940	91,966
S Foods, Inc.	3,922	84,401
Saibu Gas Holdings Co. Ltd.	2,687	35,204
Saizeriya Co. Ltd.	3,745	93,304
Sakai Moving Service Co. Ltd.	1,540	53,822
Sakata Seed Corp.	2,341	69,136
SAMTY Co. Ltd.	4,337	72,119
San ju San Financial Group, Inc.	2,610	31,152
San-A Co. Ltd.	1,826	56,236
San-Ai Obbli Co. Ltd.	7,598	78,878
Sangetsu Corp.	3,239	54,635
San-In Godo Bank Ltd. (The)	17,188	96,106
Sanken Electric Co. Ltd.(x)	2,047	164,284
Sanki Engineering Co. Ltd.(x)	7,418	82,020
Sankyo Co. Ltd.	3,547	148,080
Sankyu, Inc.	4,962	184,164
Sanrio Co. Ltd.	5,173	232,173
Sansan, Inc.*	4,408	50,551
Santen Pharmaceutical Co. Ltd.	30,999	264,511
Sanwa Holdings Corp.(x)	21,000	225,042
Sanyo Chemical Industries Ltd.	1,868	60,293
Sanyo Denki Co. Ltd.	1,435	66,838
Sanyo Special Steel Co. Ltd.	3,355	62,314
Sapporo Holdings Ltd.	6,302	161,997
Sato Holdings Corp.	5,385	89,124
Sawai Group Holdings Co. Ltd.	4,400	121,169
SBI Holdings, Inc.	22,703	450,614
SBI Shinsei Bank Ltd.*	5,217	91,835
SBS Holdings, Inc.	2,809	71,309
SCREEN Holdings Co. Ltd.(x)	2,784	246,643
SCSK Corp.	12,294	179,652
Secom Co. Ltd.	17,549	1,080,149
Sega Sammy Holdings, Inc.	13,520	256,700
Seibu Holdings, Inc.	22,730	233,101
Seiko Epson Corp.(x)	24,121	343,214
Seiko Group Corp.	4,175	91,545
Seino Holdings Co. Ltd.	10,346	114,097
Seiren Co. Ltd.	5,033	88,904
Sekisui Chemical Co. Ltd.	33,017	468,368
Sekisui House Ltd.	51,165	1,042,602
Sekisui Jushi Corp.	5,073	79,765
Senko Group Holdings Co. Ltd.(x)	10,158	72,492
Senshu Electric Co. Ltd.	30	743
Seven & i Holdings Co. Ltd.	62,133	2,802,813
Seven Bank Ltd.(x)	64,776	129,548
SG Holdings Co. Ltd.	31,903	472,716
Sharp Corp.(x)*	21,346	150,943
Shibaura Machine Co. Ltd.	3,304	78,850
Shibuya Corp.	2,975	56,216
SHIFT, Inc.*	1,134	202,981
Shiga Bank Ltd. (The)(x)	2,831	57,371
Shikoku Electric Power Co., Inc.*	18,249	103,718
Shikoku Kasei Holdings Corp.	5,724	60,794
Shimadzu Corp.	21,141	663,170
Shimamura Co. Ltd.	2,500	254,275
Shimano, Inc.	6,832	1,185,205
Shimizu Corp.	57,596	326,304
Shimojima Co. Ltd.(x)	5,300	39,412
Shin Nippon Biomedical Laboratories Ltd.	4,508	93,767
Shin-Etsu Chemical Co. Ltd.	146,220	4,742,581
Shin-Etsu Polymer Co. Ltd.	6,313	71,328
Shinko Electric Industries Co. Ltd.(x)	5,402	167,937
Shinmaywa Industries Ltd.	11,106	99,081
Shionogi & Co. Ltd.	21,278	962,459
Ship Healthcare Holdings, Inc.(x)	5,252	96,700
Shiseido Co. Ltd.	35,968	1,688,075
Shizuoka Financial Group, Inc.(x)	40,645	292,177
Shizuoka Gas Co. Ltd.	6,571	57,087
SHO-BOND Holdings Co. Ltd.	4,612	190,511
Shochiku Co. Ltd.(x)	1,166	100,697
Shoei Co. Ltd.	4,748	99,638
Shoei Foods Corp.	2,002	61,046
Showa Sangyo Co. Ltd.	2,573	49,271
Siix Corp.	7,281	77,829
Simplex Holdings, Inc.	1,627	30,074
Sinanen Holdings Co. Ltd.	1,631	39,499
Sinfonia Technology Co. Ltd.	7,390	88,262
Sintokogio Ltd.	7,500	47,231
SKY Perfect JSAT Holdings, Inc.	7,493	29,281
Skylark Holdings Co. Ltd.*	24,496	319,450
SMC Corp.	5,581	2,959,028
SMK Corp.	1,620	30,176
SMS Co. Ltd.	6,512	158,016
Snow Peak, Inc.(x)	3,954	60,945
Socionext, Inc.	1,770	131,002
SoftBank Corp.	278,730	3,215,247
SoftBank Group Corp.(x)	99,596	3,920,508
Sohgo Security Services Co. Ltd.	6,327	170,054
Sojitz Corp.	23,132	483,543
Solasto Corp.	7,031	33,744
Sompo Holdings, Inc.	28,629	1,136,224
Sony Group Corp.	122,377	11,125,810
Sotetsu Holdings, Inc.	6,169	105,602
S-Pool, Inc.	9,554	43,030
Square Enix Holdings Co. Ltd.	8,069	387,722
SRE Holdings Corp.*	4,356	111,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Electric Co. Ltd.	13,307	$295,689
Starts Corp., Inc.	3,437	66,113
Strike Co. Ltd.(x)	2,743	79,300
Subaru Corp.	52,689	843,359
Sugi Holdings Co. Ltd.	3,272	140,733
SUMCO Corp.	32,710	492,028
Sumitomo Bakelite Co. Ltd.(x)	2,496	97,585
Sumitomo Chemical Co. Ltd.	130,222	438,036
Sumitomo Corp.(x)	110,981	1,965,621
Sumitomo Densetsu Co. Ltd.	4,653	89,912
Sumitomo Electric Industries Ltd.	63,561	816,650
Sumitomo Forestry Co. Ltd.	11,831	234,080
Sumitomo Heavy Industries Ltd.	10,441	256,052
Sumitomo Metal Mining Co. Ltd.	21,852	835,585
Sumitomo Mitsui Construction Co. Ltd.(x)	15,803	45,818
Sumitomo Mitsui Financial Group, Inc.	123,611	4,956,491
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,062,838
Sumitomo Osaka Cement Co. Ltd.(x)	3,791	106,917
Sumitomo Pharma Co. Ltd.(x)	15,798	96,622
Sumitomo Realty & Development Co. Ltd.	33,056	745,632
Sumitomo Riko Co. Ltd.	10,079	52,552
Sumitomo Rubber Industries Ltd.	16,520	149,551
Sumitomo Warehouse Co. Ltd. (The)(x)	5,783	95,043
Sundrug Co. Ltd.	6,166	169,145
Suntory Beverage & Food Ltd.	12,637	470,955
Suruga Bank Ltd.	11,788	41,297
Suzuken Co. Ltd.	7,488	189,119
Suzuki Motor Corp.	30,585	1,113,229
Sysmex Corp.	14,334	940,993
Systena Corp.	23,296	51,194
T Hasegawa Co. Ltd.	3,525	79,334
T&D Holdings, Inc.	43,401	539,147
Tadano Ltd.	8,952	70,766
Taihei Dengyo Kaisha Ltd.	3,251	99,613
Taiheiyo Cement Corp.(x)	12,822	240,918
Taikisha Ltd.	2,538	70,731
Taisei Corp.(x)	17,402	538,003
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	179,789
Taiyo Holdings Co. Ltd.	3,818	72,305
Taiyo Yuden Co. Ltd.(x)	8,275	279,143
Takamatsu Construction Group Co. Ltd.	3,899	59,704
Takara Bio, Inc.(x)	4,701	61,619
Takara Holdings, Inc.(x)	11,662	90,224
Takara Standard Co. Ltd.	6,958	77,241
Takasago Thermal Engineering Co. Ltd.	5,745	91,508
Takashimaya Co. Ltd.	11,437	166,844
Takeda Pharmaceutical Co. Ltd.	152,441	5,007,022
Takeuchi Manufacturing Co. Ltd.	4,365	96,872
Takuma Co. Ltd.	5,495	55,212
Tama Home Co. Ltd.(x)	4,485	124,201
Tamron Co. Ltd.	3,812	90,990
Tamura Corp.(x)	15,075	94,180
TBS Holdings, Inc.	11,930	171,695
TDK Corp.	27,666	992,867
TechMatrix Corp.	5,615	63,169
TechnoPro Holdings, Inc.	10,275	284,779
Teijin Ltd.	14,506	153,099
Terumo Corp.	52,736	1,423,686
Tess Holdings Co. Ltd.	4,749	38,941
T-Gaia Corp.	5,533	69,784
THK Co. Ltd.	9,493	219,684
TIS, Inc.	18,861	498,547
TKC Corp.	2,570	71,315
Toagosei Co. Ltd.	10,197	94,976
Tobishima Corp.	6,530	51,996
Tobu Railway Co. Ltd.	17,551	419,885
Tocalo Co. Ltd.	8,849	86,888
Toda Corp.	32,000	167,109
Toei Co. Ltd.	540	69,992
Toho Bank Ltd. (The)	26,176	42,935
Toho Co. Ltd.	10,791	413,213
Toho Gas Co. Ltd.	8,185	152,334
Toho Holdings Co. Ltd.	2,743	48,626
Toho Titanium Co. Ltd.	3,893	64,986
Tohoku Electric Power Co., Inc.*	41,248	204,972
Tokai Carbon Co. Ltd.	15,000	143,358
Tokai Corp.	2,615	39,114
TOKAI Holdings Corp.(x)	9,977	65,730
Tokai Rika Co. Ltd.	5,427	66,863
Tokai Tokyo Financial Holdings, Inc.(x)	29,209	80,783
Token Corp.	853	51,210
Tokio Marine Holdings, Inc.	170,333	3,284,224
Tokuyama Corp.(x)	7,400	117,854
Tokyo Century Corp.	3,218	107,365
Tokyo Electric Power Co. Holdings, Inc.*	150,110	535,745
Tokyo Electron Device Ltd.	1,587	105,611
Tokyo Electron Ltd.	36,615	4,476,984
Tokyo Gas Co. Ltd.	35,205	662,925
Tokyo Kiraboshi Financial Group, Inc.	4,131	82,151
Tokyo Ohka Kogyo Co. Ltd.	2,294	133,628
Tokyo Seimitsu Co. Ltd.	3,298	127,886
Tokyo Steel Manufacturing Co. Ltd.(x)	9,358	96,678
Tokyo Tatemono Co. Ltd.	19,659	239,957
Tokyotokeiba Co. Ltd.	2,059	62,961
Tokyu Construction Co. Ltd.	14,461	73,758
Tokyu Corp.	46,695	621,016
Tokyu Fudosan Holdings Corp.	57,534	276,217
Tomy Co. Ltd.	9,500	106,294
Topcon Corp.	8,062	109,002
Toppan, Inc.	25,746	518,646
Toray Industries, Inc.	117,437	671,393
Toridoll Holdings Corp.(x)	2,530	51,973
Torii Pharmaceutical Co. Ltd.	2,128	51,080
Toshiba Corp.	32,580	1,091,709
Toshiba TEC Corp.	2,627	77,722
Tosho Co. Ltd.	2,808	24,503
Tosoh Corp.	24,847	337,599
Totetsu Kogyo Co. Ltd.	1,687	34,505
TOTO Ltd.	12,927	433,093
Towa Pharmaceutical Co. Ltd.	3,403	48,699
Toyo Construction Co. Ltd.	14,712	101,761
Toyo Ink SC Holdings Co. Ltd.	1,695	26,319
Toyo Seikan Group Holdings Ltd.(x)	12,145	167,667
Toyo Suisan Kaisha Ltd.	9,479	397,464
Toyo Tanso Co. Ltd.	3,083	95,878
Toyo Tire Corp.	11,244	131,440
Toyobo Co. Ltd.	9,549	75,007
Toyoda Gosei Co. Ltd.	5,313	91,736
Toyota Boshoku Corp.	5,878	95,065
Toyota Industries Corp.(x)	12,175	677,976
Toyota Motor Corp.(x)	949,936	13,522,542
Toyota Tsusho Corp.	17,007	724,904
TPR Co. Ltd.	4,102	41,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trancom Co. Ltd.	1,347	$75,297
Transcosmos, Inc.*	3,331	78,851
TRE Holdings Corp.	8,081	87,414
Trend Micro, Inc.	10,020	491,252
Tri Chemical Laboratories, Inc.	2,576	47,583
Trusco Nakayama Corp.	3,910	66,367
TS Tech Co. Ltd.	7,845	99,646
TSI Holdings Co. Ltd.	14,450	69,337
Tsubakimoto Chain Co.	2,593	63,113
Tsuburaya Fields Holdings, Inc.	11,368	178,695
Tsugami Corp.	7,561	82,246
Tsumura & Co.	5,969	118,617
Tsuruha Holdings, Inc.	3,954	264,401
TV Asahi Holdings Corp.	4,061	46,280
UACJ Corp.(x)	4,186	83,557
UBE Corp.	10,241	158,990
Ulvac, Inc.	4,000	174,458
Unicharm Corp.	36,148	1,485,875
United Arrows Ltd.	2,708	39,287
United Super Markets Holdings, Inc.	5,338	44,860
Usen-Next Holdings Co. Ltd.	4,021	78,044
Ushio, Inc.	11,665	147,224
USS Co. Ltd.	17,803	308,586
UT Group Co. Ltd.*	2,834	52,890
V Technology Co. Ltd.	1,336	28,317
Valor Holdings Co. Ltd.	4,076	59,317
ValueCommerce Co. Ltd.	1,542	19,928
Vector, Inc.	9,283	106,934
Vision, Inc.*	7,844	94,670
Wacoal Holdings Corp.	3,211	60,310
Wacom Co. Ltd.(x)	10,900	56,999
Weathernews, Inc.	1,408	70,469
Welcia Holdings Co. Ltd.	9,748	208,579
West Japan Railway Co.	21,636	891,304
WingArc1st, Inc.	5,403	80,057
Wowow, Inc.	3,199	30,267
W-Scope Corp.(x)*	5,364	50,887
Xebio Holdings Co. Ltd.	5,148	40,799
Yakult Honsha Co. Ltd.	12,604	916,307
Yamada Holdings Co. Ltd.(x)*	65,127	224,004
Yamaguchi Financial Group, Inc.(x)	23,000	141,192
Yamaha Corp.	10,763	415,412
Yamaha Motor Co. Ltd.	26,171	685,790
YA-MAN Ltd.	5,286	47,589
Yamato Holdings Co. Ltd.	23,993	411,564
Yamato Kogyo Co. Ltd.	4,045	163,430
Yamazaki Baking Co. Ltd.	13,933	168,414
Yamazen Corp.	9,283	71,381
Yaoko Co. Ltd.	2,104	109,542
Yaskawa Electric Corp.	19,929	873,212
Yellow Hat Ltd.	3,916	53,917
Yodogawa Steel Works Ltd.	4,760	97,916
Yokogawa Bridge Holdings Corp.	4,453	72,809
Yokogawa Electric Corp.	18,255	297,138
Yokohama Rubber Co. Ltd. (The)	9,294	196,685
Yoshinoya Holdings Co. Ltd.(x)	6,683	122,620
Yuasa Trading Co. Ltd.(x)	3,071	87,908
Z Holdings Corp.(x)	255,834	725,935
Zenkoku Hosho Co. Ltd.	5,062	190,912
Zenrin Co. Ltd.	13,250	83,506
Zensho Holdings Co. Ltd.	9,793	290,210
Zeon Corp.	14,213	150,519
Zeria Pharmaceutical Co. Ltd.	5,401	91,581
Zojirushi Corp.	6,115	73,953
ZOZO, Inc.	11,482	262,581
Zuken, Inc.	3,038	79,144

		377,037,324

Mexico (0.0%)†
Fresnillo plc	28,708	264,192

Netherlands (6.8%)
Adyen NV(m)*	5,407	8,573,430
ASML Holding NV	76,235	52,090,993
ING Groep NV	704,702	8,383,893
Koninklijke Ahold Delhaize NV	187,917	6,427,784
Shell plc	1,086,203	31,104,191

		106,580,291

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	76,375	296,871
Auckland International Airport Ltd.*	24,467	133,896
Chorus Ltd.	45,727	238,571
Fisher & Paykel Healthcare Corp. Ltd.	15,467	257,396
Fletcher Building Ltd.(x)	27,250	74,325
Spark New Zealand Ltd.	25,257	79,276
Xero Ltd.*	14,473	875,906

		1,956,241

Nigeria (0.0%)†
Airtel Africa plc(m)	166,377	218,792

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.4%)
Anglo American plc	188,247	6,230,509

Spain (2.6%)
Banco Bilbao Vizcaya Argentaria SA(x)	1,140,317	8,146,694
Banco Santander SA	3,175,882	11,830,813
Iberdrola SA	1,113,097	13,865,034
Industria de Diseno Textil SA	210,169	7,058,077

		40,900,618

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (17.5%)
3i Group plc	148,564	3,097,815
abrdn plc(x)	307,636	774,759
Admiral Group plc	44,497	1,120,029
Ashtead Group plc	68,110	4,172,976
Associated British Foods plc	54,227	1,301,456
AstraZeneca plc	230,468	31,988,994
Auto Trader Group plc(m)	140,744	1,072,715
Aviva plc	435,935	2,179,000
B&M European Value Retail SA	144,801	863,929
BAE Systems plc	476,923	5,781,744
Barclays plc	2,465,266	4,451,093
Barratt Developments plc	155,112	895,668
Beazley plc	102,624	756,663
Berkeley Group Holdings plc	16,651	863,881
BP plc	2,760,300	17,475,309
British American Tobacco plc	349,507	12,248,387
British Land Co. plc (The) (REIT)	143,676	689,900
BT Group plc	1,084,036	1,950,569
Bunzl plc	52,590	1,987,186
Burberry Group plc	58,713	1,878,684
Centrica plc	904,701	1,185,631
Compass Group plc	273,743	6,882,978
ConvaTec Group plc(m)	252,811	713,547
Croda International plc	21,733	1,745,677
DCC plc	15,438	901,024
Diageo plc	346,457	15,462,518
DS Smith plc	199,007	773,282
Entain plc	91,294	1,420,806
Frasers Group plc*	20,228	194,424
Halma plc	59,084	1,631,113
Hargreaves Lansdown plc	59,290	586,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hiscox Ltd.	52,242	$716,063
HSBC Holdings plc	3,140,340	21,379,669
Imperial Brands plc	144,479	3,322,606
Informa plc	219,454	1,875,362
InterContinental Hotels Group plc	27,369	1,798,374
International Consolidated Airlines Group SA*	580,710	1,085,641
Intertek Group plc	25,173	1,261,700
J Sainsbury plc	267,886	922,495
JD Sports Fashion plc	383,518	844,400
Johnson Matthey plc	28,278	692,994
Kingfisher plc	303,759	981,480
Land Securities Group plc (REIT)	115,242	885,767
Legal & General Group plc	924,801	2,735,412
Lloyds Banking Group plc	10,474,591	6,179,450
London Stock Exchange Group plc	60,892	5,917,745
M&G plc	336,221	823,529
Melrose Industries plc	626,221	1,290,714
National Grid plc	568,429	7,715,653
NatWest Group plc	843,764	2,756,902
Next plc	19,298	1,568,241
Ocado Group plc*	93,930	623,394
Pearson plc	112,079	1,169,670
Persimmon plc	49,700	772,975
Phoenix Group Holdings plc	114,750	775,172
Reckitt Benckiser Group plc	111,575	8,476,864
RELX plc	299,744	9,703,427
Rentokil Initial plc	391,401	2,861,840
Rightmove plc	128,297	894,562
Rolls-Royce Holdings plc*	1,305,946	2,411,980
RS Group plc	73,647	832,845
Sage Group plc (The)	158,858	1,522,128
Schroders plc	135,375	771,423
Segro plc (REIT)	187,295	1,782,703
Severn Trent plc	39,064	1,387,496
Smith & Nephew plc	136,076	1,893,279
Smiths Group plc	55,403	1,174,129
Spirax-Sarco Engineering plc	11,471	1,683,410
SSE plc	168,874	3,761,596
St James’s Place plc	83,470	1,250,464
Standard Chartered plc	369,700	2,812,953
Taylor Wimpey plc	544,623	802,271
Tesco plc	1,129,129	3,702,510
Unilever plc	391,774	20,296,972
UNITE Group plc (The) (REIT)	50,015	593,503
United Utilities Group plc	106,407	1,391,465
Virgin Money UK plc (CHDI)	124,521	222,005
Vodafone Group plc	3,680,115	4,067,589
Weir Group plc (The)	40,483	928,834
Whitbread plc	31,500	1,163,562
WPP plc	162,849	1,932,076

		273,465,823

United States (5.3%)
Amcor plc (CHDI)	63,135	707,138
Block, Inc. (CRDI)*	3,217	223,708
Computershare Ltd.	59,427	861,384
CSL Ltd.	49,896	9,627,357
Experian plc	143,425	4,720,865
GSK plc	623,356	11,117,791
Haleon plc	779,194	3,108,628
James Hardie Industries plc (CHDI)	45,967	986,703
Life360, Inc. (CRDI)(m)*	20,075	67,331
News Corp. (CHDI), Class B	4,406	75,210
Reliance Worldwide Corp. Ltd.	81,770	202,628
ResMed, Inc. (CHDI)	40,444	880,369
Sanofi	216,064	23,529,835
Schneider Electric SE	107,995	18,053,412
Sims Ltd.	16,776	175,289
Stellantis NV	442,012	8,042,828

		82,380,476

Total Common Stocks (98.3%) (Cost $1,208,786,704)		1,532,936,490

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	81,327	915,043
Scottish Mortgage Investment Trust plc	221,491	1,864,145

		2,779,188

United States (0.0%)†
Pershing Square Holdings Ltd.	24,404	851,289

Total Closed End Funds (0.2%) (Cost $2,633,192)		3,630,477

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)†
Kelsian Group Ltd., expiring 4/5/23(x)* (Cost $—)	2,064	414

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24(x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	300,000	300,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $7,123,563, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $7,263,129.(xx)	$7,120,715	7,120,715
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $10,004,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $10,205,442.(xx)	10,000,000	10,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $10,707,356, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $11,801,587.(xx)	10,700,000	10,700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $5,002,054, collateralized by various Common Stocks; total market value $5,558,119.(xx)	$5,000,000	$5,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $3,001,225, collateralized by various Common Stocks; total market value $3,335,225.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		35,820,715

Total Short-Term Investments (2.3%) (Cost $36,120,715)		36,120,715

Total Investments in Securities (100.8%) (Cost $1,247,540,611)		1,572,688,096
Other Assets Less Liabilities (-0.8%)		(12,439,057)

Net Assets (100%)		$1,560,249,039

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $11,002,482 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $64,519,709. This was collateralized by $32,467,197 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/15/23 - 11/15/52 and by cash of $36,120,715 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$262,584,161	16.8%
Consumer Discretionary	233,264,810	15.0
Industrials	228,357,434	14.6
Consumer Staples	160,079,509	10.3
Information Technology	148,184,502	9.5
Health Care	139,093,163	8.9
Materials	135,869,458	8.7
Energy	94,506,173	6.1
Communication Services	63,563,012	4.1
Utilities	45,124,899	2.9
Repurchase Agreements	35,820,715	2.3
Real Estate	22,309,783	1.4
Closed End Funds	3,630,477	0.2
Investment Company	300,000	0.0 #
Cash and Other	(12,439,057)	(0.8)

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	50	6/2023	EUR	2,310,527	122,862
FTSE 100 Index	52	6/2023	GBP	4,900,205	69,951
SPI 200 Index	12	6/2023	AUD	1,442,047	10,645
TOPIX Index	14	6/2023	JPY	2,112,521	(16,864)

					186,594

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$3,630,477		$—		$3,630,477
Common Stocks
Australia	—	165,461,307		123,894		165,585,201
Austria	—	1,198,223		—		1,198,223
Belgium	—	11,246,351		—		11,246,351
Burkina Faso	—	699,640		—		699,640
Chile	—	1,057,802		—		1,057,802
China	—	10,623,498		—		10,623,498
Finland	—	12,286,485		—		12,286,485
France	—	221,318,926		—		221,318,926
Germany	—	167,958,433		—		167,958,433
Hong Kong	—	5,863,290		—		5,863,290
Indonesia	—	128,335		—		128,335
Ireland	—	14,551,662		—		14,551,662
Italy	—	31,384,378		—		31,384,378
Japan	—	376,946,905		90,419		377,037,324
Mexico	—	264,192		—		264,192
Netherlands	—	106,580,291		—		106,580,291
New Zealand	—	1,956,241		—		1,956,241
Nigeria	—	218,792		—		218,792
Russia	—	—		—	(b)	—	(b)
South Africa	—	6,230,509		—		6,230,509
Spain	—	40,900,618		—		40,900,618
United Arab Emirates	—	—		—	(b)	—	(a)
United Kingdom	—	273,465,823		—		273,465,823
United States	—	82,380,476		—		82,380,476
Futures	203,458	—		—		203,458
Rights
Australia	—	414		—		414
Short-Term Investments
Investment Company	300,000	—		—		300,000
Repurchase Agreements	—	35,820,715		—		35,820,715
Warrant
Australia	—	—	(b)	—		—	(b)

Total Assets	$503,458	$1,572,173,783		$214,313		$1,572,891,554

Liabilities:
Futures	$(16,864)	$—		$—		$(16,864)

Total Liabilities	$(16,864)	$—		$—		$(16,864)

Total	$486,594	$1,572,173,783		$214,313		$1,572,874,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $90,419 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,495,175
Aggregate gross unrealized depreciation	(179,427,053)

Net unrealized appreciation	$304,068,122

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,268,806,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (6.9%)
Abacus Property Group (REIT)	18,498	$32,362
AGL Energy Ltd.	21,601	116,602
Allkem Ltd.*	25,458	203,923
ALS Ltd.	17,697	146,731
Altium Ltd.	5,568	142,816
Alumina Ltd.	108,299	106,359
AMP Ltd.	136,369	96,196
Ampol Ltd.	10,309	211,013
Ansell Ltd.	5,830	103,653
ANZ Group Holdings Ltd.	122,122	1,881,195
APA Group	54,107	367,167
ARB Corp. Ltd.(x)	3,357	71,497
Aristocrat Leisure Ltd.	26,304	657,746
ASX Ltd.	7,978	347,356
Atlas Arteria Ltd.	59,691	252,429
AUB Group Ltd.	2,487	42,504
Aurizon Holdings Ltd.	71,230	160,360
Bank of Queensland Ltd.	21,396	93,198
Bapcor Ltd.	12,735	54,499
Beach Energy Ltd.	52,506	49,715
Bega Cheese Ltd.	10,108	24,569
Bendigo & Adelaide Bank Ltd.	22,932	133,404
BHP Group Ltd. (ASE Stock Exchange)	77,649	2,462,860
BHP Group Ltd. (London Stock Exchange)	135,709	4,294,314
Blackmores Ltd.	597	28,216
BlueScope Steel Ltd.	19,096	258,754
Boral Ltd.(x)*	21,116	49,981
BrainChip Holdings Ltd.(x)*	48,090	15,449
Brambles Ltd.	60,053	540,594
Breville Group Ltd.(x)	5,221	67,214
Brickworks Ltd.	3,128	47,414
BWP Trust (REIT)	12,168	30,893
carsales.com Ltd.	19,834	295,326
Chalice Mining Ltd.(x)*	16,407	82,616
Challenger Ltd.(x)	24,631	102,917
Champion Iron Ltd.	15,522	74,322
Charter Hall Group (REIT)	20,235	150,726
Charter Hall Long Wale REIT (REIT)	29,555	83,119
Charter Hall Retail REIT (REIT)	19,075	48,243
Cleanaway Waste Management Ltd.	115,605	184,536
Cochlear Ltd.	2,831	448,753
Coles Group Ltd.	59,140	713,061
Collins Foods Ltd.	5,548	30,976
Commonwealth Bank of Australia	70,415	4,636,302
Core Lithium Ltd.(x)*	56,869	33,134
Coronado Global Resources, Inc. (CRDI)(m)	32,910	35,921
Corporate Travel Management Ltd.	4,838	58,861
Costa Group Holdings Ltd.	14,083	24,433
Credit Corp. Group Ltd.(x)	2,888	33,005
Cromwell Property Group (REIT)	78,193	29,129
CSR Ltd.	28,276	90,066
De Grey Mining Ltd.*	40,194	41,511
Deterra Royalties Ltd.	22,492	72,433
Dexus (REIT)	36,010	182,454
Domain Holdings Australia Ltd.	15,333	36,445
Domino’s Pizza Enterprises Ltd.	2,970	99,830
Downer EDI Ltd.	25,221	58,048
Eagers Automotive Ltd.	9,018	81,913
Elders Ltd.	5,260	30,440
Endeavour Group Ltd.	53,755	243,781
Evolution Mining Ltd.	91,228	189,238
Flight Centre Travel Group Ltd.(x)*	7,568	93,888
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	2,635,445
Flutter Entertainment plc (London Stock Exchange)*	10,043	1,826,133
Fortescue Metals Group Ltd.	69,327	1,042,532
Glencore plc	1,715,698	9,868,884
Gold Road Resources Ltd.	41,019	46,374
Goodman Group (REIT)	72,725	924,925
GPT Group (The) (REIT)	54,003	154,641
GrainCorp Ltd., Class A	8,036	37,274
GUD Holdings Ltd.	5,659	37,294
Harvey Norman Holdings Ltd.	29,571	71,048
Healius Ltd.	32,938	69,952
HUB24 Ltd.(x)	2,947	54,449
IDP Education Ltd.	8,870	162,749
IGO Ltd.	27,681	237,632
Iluka Resources Ltd.	18,566	132,686
Imugene Ltd.*	177,186	15,492
Incitec Pivot Ltd.	80,263	168,358
Inghams Group Ltd.	24,674	51,707
Insignia Financial Ltd.	24,263	44,582
Insurance Australia Group Ltd.	96,002	301,464
InvoCare Ltd.(x)	6,750	53,456
IPH Ltd.	8,971	44,502
IRESS Ltd.	7,655	51,081
JB Hi-Fi Ltd.	5,712	162,772
Johns Lyng Group Ltd.	7,025	30,129
Karoon Energy Ltd.*	28,887	41,360
Lake Resources NL(x)*	49,799	14,997
Lendlease Corp. Ltd.	34,175	166,540
Lifestyle Communities Ltd.	3,641	38,958
Link Administration Holdings Ltd.	24,953	35,400
Liontown Resources Ltd.(x)*	71,396	124,695
Lottery Corp. Ltd. (The)	101,773	349,576
Lovisa Holdings Ltd.	1,675	27,347
Lynas Rare Earths Ltd.*	38,711	165,348
Macquarie Group Ltd.	14,822	1,746,068
Magellan Financial Group Ltd.(x)	4,295	25,114
Medibank Pvt Ltd.	120,270	270,863
Megaport Ltd.*	4,690	13,111
Metcash Ltd.	45,279	116,974
Mineral Resources Ltd.	6,913	374,593
Mirvac Group (REIT)	125,875	176,590
Nanosonics Ltd.(x)*	15,681	53,722
National Australia Bank Ltd.	130,282	2,418,554
National Storage REIT (REIT)	44,761	75,711
New Hope Corp. Ltd.	19,950	76,133
Newcrest Mining Ltd.	39,413	705,611
NEXTDC Ltd.*	23,055	162,576
nib holdings Ltd.	17,468	82,422
Nine Entertainment Co. Holdings Ltd.	98,743	130,811
Northern Star Resources Ltd.	49,719	407,003
Nufarm Ltd.	16,854	64,618
Orica Ltd.	182,032	1,881,094
Origin Energy Ltd.	67,013	371,332
Orora Ltd.	29,395	67,521
OZ Minerals Ltd.	13,173	247,463
Paladin Energy Ltd.*	106,878	46,911
Perpetual Ltd.	4,518	66,738
PEXA Group Ltd.*	3,318	30,128
Pilbara Minerals Ltd.	108,610	289,746
Pinnacle Investment Management Group Ltd.(x)	6,284	33,306
Premier Investments Ltd.	5,965	104,663
Pro Medicus Ltd.	2,640	113,518
Qantas Airways Ltd.*	74,370	330,385
QBE Insurance Group Ltd.	55,985	546,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Qube Holdings Ltd.	80,825	$155,723
Ramsay Health Care Ltd.	7,806	347,494
REA Group Ltd.	2,298	214,169
Reece Ltd.(x)	7,441	87,028
Region RE Ltd. (REIT)	46,044	72,658
Regis Resources Ltd.	33,584	46,480
Rio Tinto Ltd.	16,265	1,309,615
Rio Tinto plc	70,912	4,806,071
Sandfire Resources Ltd.*	8,667	37,031
Santos Ltd.	136,137	628,302
Sayona Mining Ltd.(x)*	243,467	33,733
Scentre Group (REIT)	184,772	342,831
SEEK Ltd.	16,587	268,043
Seven Group Holdings Ltd.	6,490	100,381
Silver Lake Resources Ltd.*	41,904	32,583
Sonic Healthcare Ltd.	20,445	477,892
South32 Ltd.	185,282	549,535
Star Entertainment Group Ltd. (The)*	61,139	58,476
Steadfast Group Ltd.	52,572	206,145
Stockland (REIT)	97,057	260,014
Suncorp Group Ltd.	52,504	425,716
Super Retail Group Ltd.(x)	5,904	49,756
Tabcorp Holdings Ltd.	82,114	54,828
Technology One Ltd.	11,605	113,612
Telix Pharmaceuticals Ltd.*	10,024	46,621
Telstra Group Ltd.	501,115	1,415,585
TPG Telecom Ltd.	22,358	73,020
Transurban Group	126,941	1,208,059
Treasury Wine Estates Ltd.	29,580	259,487
United Malt Group Ltd.	10,251	32,651
Vicinity Ltd. (REIT)	144,013	188,620
Viva Energy Group Ltd.(m)	26,781	54,251
Washington H Soul Pattinson & Co. Ltd.	9,794	198,475
Waypoint REIT Ltd. (REIT)	35,784	62,237
Webjet Ltd.(x)*	12,238	57,660
Wesfarmers Ltd.	46,745	1,575,713
Westpac Banking Corp.	143,983	2,088,585
Whitehaven Coal Ltd.	38,105	171,581
WiseTech Global Ltd.	7,172	315,099
Woodside Energy Group Ltd. (ASE Stock Exchange)	52,770	1,189,035
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	548,156
Woolworths Group Ltd.	47,609	1,207,375
Worley Ltd.	17,400	167,708

		73,134,270

Austria (0.0%)†
Mondi plc	31,165	493,976

Belgium (1.0%)
Anheuser-Busch InBev SA/NV	167,017	11,136,993

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	268,636

Canada (0.7%)
Open Text Corp.	162,752	6,277,663
Restaurant Brands International, Inc.	18,502	1,242,224

		7,519,887

Chile (0.0%)†
Antofagasta plc	21,789	426,365

China (2.1%)
Alibaba Group Holding Ltd.*	581,200	7,391,532
Prosus NV*	158,948	12,430,132
Vipshop Holdings Ltd. (ADR)*	166,219	2,523,205

		22,344,869

Denmark (0.4%)
DSV A/S	20,200	3,898,933

Finland (0.5%)
Nokia OYJ	408,368	2,007,780
Nordea Bank Abp	320,880	3,428,463

		5,436,243

France (13.3%)
Accor SA*	203,697	6,627,805
Air Liquide SA	39,219	6,570,336
Airbus SE	43,977	5,891,436
AXA SA	160,146	4,896,757
BNP Paribas SA	250,239	14,966,730
Capgemini SE	26,100	4,854,760
Danone SA	124,524	7,741,429
Edenred	46,400	2,745,333
EssilorLuxottica SA	23,704	4,279,198
Hermes International	2,618	5,303,051
Kering SA	14,595	9,525,524
L’Oreal SA	18,072	8,085,448
LVMH Moet Hennessy Louis Vuitton SE	19,688	18,043,222
Pernod Ricard SA	15,106	3,422,715
Publicis Groupe SA	56,805	4,437,928
Safran SA	30,044	4,461,706
TotalEnergies SE	193,822	11,436,034
Valeo	235,381	4,843,813
Vinci SA	42,353	4,859,987
Worldline SA(m)*	156,700	6,659,644

		139,652,856

Germany (14.9%)
adidas AG	47,411	8,370,944
Allianz SE (Registered)	66,414	15,331,145
BASF SE	68,020	3,567,380
Bayer AG (Registered)	201,660	12,844,944
Bayerische Motoren Werke AG	99,570	10,902,095
Brenntag SE	7,753	582,029
Continental AG	108,419	8,103,374
Daimler Truck Holding AG*	192,400	6,497,907
Deutsche Boerse AG	14,294	2,781,920
Deutsche Post AG (Registered)	74,160	3,464,033
Deutsche Telekom AG (Registered)	255,921	6,198,638
Fresenius Medical Care AG & Co. KGaA	144,700	6,136,502
Fresenius SE & Co. KGaA	258,800	6,976,379
Henkel AG & Co. KGaA	68,500	4,981,250
Infineon Technologies AG	102,267	4,180,121
Mercedes-Benz Group AG	191,947	14,744,944
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	10,683	3,736,284
SAP SE	125,118	15,739,496
Siemens AG (Registered)	96,494	15,619,363
thyssenkrupp AG	362,100	2,599,443
Volkswagen AG (Preference)(q)	15,526	2,118,591
Vonovia SE	56,410	1,060,815

		156,537,597

Hong Kong (0.8%)
Prudential plc	598,222	8,181,464

India (0.2%)
Axis Bank Ltd.	183,500	1,920,110

Indonesia (0.0%)†
Nickel Industries Ltd.(x)	38,546	23,374

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	101,545	5,128,439
CRH plc (London Stock Exchange)	7,217	364,734
Ryanair Holdings plc (ADR)*	70,900	6,685,161
Smurfit Kappa Group plc	16,907	611,881

		12,790,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Italy (2.1%)
Coca-Cola HBC AG*	12,709	$347,656
Enel SpA	587,292	3,586,763
Eni SpA	177,745	2,489,816
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	143,868
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	4,841,284	12,459,717
UniCredit SpA	152,233	2,883,367

		21,911,187

Japan (15.6%)
&Do Holdings Co. Ltd.	3,300	22,802
77 Bank Ltd. (The)(x)	200	3,269
A&A Material Corp.	200	1,361
A&D HOLON Holdings Co. Ltd.	1,200	12,974
ABC-Mart, Inc.	800	44,155
Achilles Corp.	1,000	10,233
Acom Co. Ltd.	14,000	33,762
Adastria Co. Ltd.(x)	760	14,037
ADEKA Corp.	3,100	53,014
Advan Group Co. Ltd.	1,400	10,207
Advance Create Co. Ltd.	4,000	31,525
Advanex, Inc.	200	1,779
Advantest Corp.	5,900	546,639
Adways, Inc.	8,000	41,257
Aeon Co. Ltd.	26,399	511,787
Aeon Delight Co. Ltd.	1,400	32,117
Aeon Fantasy Co. Ltd.	400	8,471
AEON Financial Service Co. Ltd.	4,900	45,745
Aeon Hokkaido Corp.	900	5,460
Aeon Mall Co. Ltd.	3,160	41,448
AGC, Inc.	7,000	260,930
Agora Hospitality Group Co. Ltd.*	5,000	828
Ai Holdings Corp.	2,100	36,417
Aica Kogyo Co. Ltd.	2,100	48,219
Aichi Corp.	2,100	12,634
Aichi Financial Group, Inc.	1,832	29,866
Aichi Steel Corp.	600	10,618
Aichi Tokei Denki Co. Ltd.	300	3,388
Aida Engineering Ltd.	3,300	20,397
Aiful Corp.(x)	18,700	50,733
Aigan Co. Ltd.*	900	1,161
Ain Holdings, Inc.	1,000	41,931
Aiphone Co. Ltd.	800	12,330
Air Water, Inc.	6,000	75,317
Airport Facilities Co. Ltd.	1,200	4,973
Airtech Japan Ltd.	3,700	30,981
Airtrip Corp.	1,200	23,802
Aisan Industry Co. Ltd.	1,500	10,221
Aisin Corp.(x)	5,348	147,385
Ajinomoto Co., Inc.	16,800	584,637
Akebono Brake Industry Co. Ltd.*	5,700	6,244
Akita Bank Ltd. (The)	800	10,673
Alconix Corp.	800	8,232
Alfresa Holdings Corp.	8,000	102,481
Alleanza Holdings Co. Ltd.	111	823
Alpen Co. Ltd.	700	10,532
Alpha Corp.	300	2,239
Alpha Systems, Inc.	360	11,065
Alps Alpine Co. Ltd.	6,032	58,013
Altech Co. Ltd.	500	989
Altech Corp.	1,100	21,000
Amada Co. Ltd.	8,500	79,723
Amano Corp.	1,800	33,983
Amuse, Inc.	600	8,058
ANA Holdings, Inc.(x)*	17,900	388,743
Anest Iwata Corp.	2,000	15,185
Anicom Holdings, Inc.	6,400	24,703
Anritsu Corp.	5,000	46,197
AOKI Holdings, Inc.	2,200	14,183
Aoyama Trading Co. Ltd.(x)	1,600	11,372
Aozora Bank Ltd.(x)	3,800	68,912
Arakawa Chemical Industries Ltd.	1,000	7,530
Araya Industrial Co. Ltd.	200	3,428
Arclands Corp.	1,400	15,780
Arcs Co. Ltd.	1,500	25,426
Argo Graphics, Inc.	800	22,283
Ariake Japan Co. Ltd.	800	29,473
Arisawa Manufacturing Co. Ltd.	2,000	18,948
Artner Co. Ltd.	4,200	42,978
Aruhi Corp.	2,100	16,899
As One Corp.	1,500	63,825
Asahi Co. Ltd.	500	5,112
Asahi Diamond Industrial Co. Ltd.	4,000	28,322
Asahi Group Holdings Ltd.	15,900	591,957
Asahi Holdings, Inc.	6,100	93,105
Asahi Intecc Co. Ltd.	9,700	171,657
Asahi Kasei Corp.	46,200	324,012
Asahi Kogyosha Co. Ltd.	400	6,603
Asahi Net, Inc.	1,000	4,455
ASAHI YUKIZAI Corp.	800	19,164
Asanuma Corp.	800	18,823
Ashimori Industry Co. Ltd.	300	3,320
Asics Corp.	5,500	156,405
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	8,988
ASKUL Corp.	1,800	23,393
Astellas Pharma, Inc.	69,200	984,328
Astena Holdings Co. Ltd.	1,000	3,286
Atsugi Co. Ltd.*	1,100	3,323
Autobacs Seven Co. Ltd.(x)	100	1,090
Avantia Co. Ltd.	1,000	6,078
Avex, Inc.	2,300	25,982
Awa Bank Ltd. (The)	2,000	29,478
Axell Corp.	400	5,424
Axial Retailing, Inc.	700	18,163
Azbil Corp.	4,600	125,850
AZ-COM MARUWA Holdings, Inc.	2,000	30,133
Azuma Shipping Co. Ltd.	600	1,299
Bandai Namco Holdings, Inc.	21,900	471,676
Bando Chemical Industries Ltd.	2,000	16,027
Bank of Iwate Ltd. (The)	800	12,862
Bank of Kyoto Ltd. (The)	1,700	80,413
Bank of Nagoya Ltd. (The)	1,099	26,254
Bank of Saga Ltd. (The)	700	8,567
Bank of the Ryukyus Ltd.	2,500	17,508
BayCurrent Consulting, Inc.	5,900	244,808
Beenos, Inc.	1,700	26,871
Belc Co. Ltd.(x)	600	25,375
Belluna Co. Ltd.	3,000	15,904
Benefit One, Inc.	3,700	52,889
Benesse Holdings, Inc.(x)	2,400	35,171
Bic Camera, Inc.(x)	3,000	25,192
BIPROGY, Inc.	2,100	51,557
BML, Inc.	1,400	32,652
Bookoff Group Holdings Ltd.	700	6,718
BP Castrol KK	500	3,443
Bridgestone Corp.	22,000	893,723
Brother Industries Ltd.	10,200	153,856
Bunka Shutter Co. Ltd.(x)	3,000	25,082
CAC Holdings Corp.	700	8,897
Calbee, Inc.(x)	2,900	60,571
Can Do Co. Ltd.	1,000	18,445
Canare Electric Co. Ltd.	100	950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Canon Electronics, Inc.	1,100	$15,363
Canon Marketing Japan, Inc.	2,300	54,817
Canon, Inc.	37,900	850,170
Capcom Co. Ltd.	7,500	268,303
Carlit Holdings Co. Ltd.	1,000	5,249
Casio Computer Co. Ltd.(x)	5,700	56,033
Cawachi Ltd.	800	13,813
CDG Co. Ltd.(x)	3,800	35,212
Central Glass Co. Ltd.(x)	1,100	24,459
Central Japan Railway Co.	5,600	668,585
Central Security Patrols Co. Ltd.	500	10,245
Central Sports Co. Ltd.	400	7,433
Change Holdings, Inc.	3,200	57,178
Chiba Bank Ltd. (The)	25,000	161,438
Chiba Kogyo Bank Ltd. (The)	2,300	9,365
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,845
Chino Corp.	400	6,504
Chiyoda Co. Ltd.	1,600	9,852
Chiyoda Integre Co. Ltd.	400	6,750
Chofu Seisakusho Co. Ltd.	1,200	20,180
Chori Co. Ltd.	800	15,171
Chubu Electric Power Co., Inc.	24,300	256,451
Chubu Shiryo Co. Ltd.	1,200	9,467
Chudenko Corp.	700	11,283
Chuetsu Pulp & Paper Co. Ltd.	400	3,099
Chugai Pharmaceutical Co. Ltd.	23,200	573,424
Chugai Ro Co. Ltd.	400	5,600
Chugin Financial Group, Inc.(x)	4,800	32,253
Chugoku Electric Power Co., Inc. (The)*	14,600	74,117
Chugoku Marine Paints Ltd.	3,000	24,812
Chuo Spring Co. Ltd.	400	2,170
CI Takiron Corp.	3,000	11,169
Citizen Watch Co. Ltd.(x)	2,700	15,925
CKD Corp.	1,400	22,826
Cleanup Corp.	1,200	6,268
CMIC Holdings Co. Ltd.	400	6,259
CMK Corp.	2,400	8,296
Coca-Cola Bottlers Japan Holdings, Inc.	273	2,982
COLOPL, Inc.	1,700	7,688
Colowide Co. Ltd.(x)	4,200	61,094
Computer Engineering & Consulting Ltd.	1,600	15,481
Computer Institute of Japan Ltd.	2,880	11,844
COMSYS Holdings Corp.(x)	3,814	70,369
Concordia Financial Group Ltd.	42,446	156,667
Core Corp.	400	4,850
Corona Corp.	500	3,436
Cosel Co. Ltd.	1,800	15,450
Cosmo Energy Holdings Co. Ltd.	3,400	110,367
Cosmos Pharmaceutical Corp.	900	80,988
Create Medic Co. Ltd.	300	2,037
Create Restaurants Holdings, Inc.	3,900	29,753
Create SD Holdings Co. Ltd.	100	2,541
Credit Saison Co. Ltd.(x)	4,700	59,799
Cresco Ltd.	600	7,702
CTI Engineering Co. Ltd.	700	15,989
CyberAgent, Inc.	18,400	155,985
Cybernet Systems Co. Ltd.	1,000	6,705
Cybozu, Inc.	2,000	44,557
Dai Nippon Printing Co. Ltd.	9,100	254,261
Dai Nippon Toryo Co. Ltd.	1,400	8,965
Daicel Corp.	8,200	61,859
Dai-Dan Co. Ltd.	500	8,952
Daido Kogyo Co. Ltd.	400	2,285
Daido Metal Co. Ltd.	1,000	3,862
Daido Steel Co. Ltd.	1,200	47,245
Daidoh Ltd.(x)	1,600	3,287
Daifuku Co. Ltd.	10,500	194,710
Daihen Corp.(x)	1,200	40,292
Daiho Corp.	800	22,238
Daiichi Jitsugyo Co. Ltd.	400	16,817
Dai-ichi Life Holdings, Inc.	38,500	707,389
Daiichi Sankyo Co. Ltd.	63,200	2,306,589
Daiichikosho Co. Ltd.	1,800	29,703
Daiken Corp.	1,000	17,229
Daiken Medical Co. Ltd.	400	1,451
Daiki Aluminium Industry Co. Ltd.	2,000	21,632
Daikin Industries Ltd.	9,100	1,631,513
Daikoku Denki Co. Ltd.(x)	500	12,140
Dainichi Co. Ltd.	600	3,039
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	10,771
Daio Paper Corp.	2,800	21,879
Daiseki Co. Ltd.	2,279	72,265
Daishi Hokuetsu Financial Group, Inc.	1,050	22,963
Daisue Construction Co. Ltd.	400	3,514
Daisyo Corp.*	600	4,651
Daito Bank Ltd. (The)	700	3,391
Daito Trust Construction Co. Ltd.	2,600	259,487
Daitobo Co. Ltd.*	1,000	634
Daitron Co. Ltd.	500	10,092
Daiwa House Industry Co. Ltd.	21,100	497,050
Daiwa Industries Ltd.	1,000	10,471
Daiwa Securities Group, Inc.(x)	51,000	239,647
Daiwabo Holdings Co. Ltd.(x)	3,050	50,355
Danto Holdings Corp.(x)*	1,000	3,978
DCM Holdings Co. Ltd.	5,800	50,521
Dear Life Co. Ltd.	6,800	34,326
DeNA Co. Ltd.(x)*	4,000	54,667
Denka Co. Ltd.	2,600	53,802
Denso Corp.	16,100	908,829
Dentsu Group, Inc.	6,700	235,976
Denyo Co. Ltd.	1,100	14,148
Descente Ltd.	1,700	53,375
Dexerials Corp.(x)	1,500	30,633
DIC Corp.	2,699	48,590
Digital Arts, Inc.	400	15,501
Digital Garage, Inc.	1,700	56,061
Dijet Industrial Co. Ltd.	100	637
dip Corp.	1,200	32,102
Disco Corp.	3,600	418,847
DKK Co. Ltd.	600	10,109
DKS Co. Ltd.	400	5,696
DMG Mori Co. Ltd.	3,900	65,873
Doshisha Co. Ltd.	1,000	14,636
Doutor Nichires Holdings Co. Ltd.	2,100	29,997
Dowa Holdings Co. Ltd.(x)	1,800	57,848
DTS Corp.	2,200	53,614
Duskin Co. Ltd.	100	2,407
DyDo Group Holdings, Inc.	500	18,375
Dynic Corp.	400	2,283
Eagle Industry Co. Ltd.	1,000	8,988
Earth Corp.	100	3,577
East Japan Railway Co.	11,800	652,545
Ebara Corp.	3,400	158,174
Ebara Jitsugyo Co. Ltd.	600	13,028
Echo Trading Co. Ltd.	300	1,981
Econach Holdings Co. Ltd.*	1,500	1,065
Eco’s Co. Ltd.	400	5,731
EDION Corp.(x)	4,400	42,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
eGuarantee, Inc.	1,600	$26,275
Ehime Bank Ltd. (The)	1,400	8,921
Eiken Chemical Co. Ltd.	2,000	23,627
Eisai Co. Ltd.	8,900	506,401
Eizo Corp.	1,000	30,983
Elecom Co. Ltd.	1,400	13,313
Electric Power Development Co. Ltd.	5,600	90,066
Elematec Corp.	1,800	25,238
ENEOS Holdings, Inc.(x)	124,950	438,264
en-Japan, Inc.(x)	1,100	18,962
Enplas Corp.	600	22,194
Enshu Ltd.	200	1,018
eRex Co. Ltd.(x)	1,900	26,345
ES-Con Japan Ltd.(x)	5,800	38,088
Escrow Agent Japan, Inc.	27,600	31,481
Eslead Corp.	500	8,304
ESPEC Corp.	1,200	18,470
euglena Co. Ltd.*	8,500	60,317
Exedy Corp.	1,500	20,552
EXEO Group, Inc.(x)	3,058	55,331
Ezaki Glico Co. Ltd.	900	22,645
Faith, Inc.	400	1,528
FALCO HOLDINGS Co. Ltd.	600	8,903
Fancl Corp.(x)	4,500	82,833
FANUC Corp.	34,000	1,226,044
Fast Retailing Co. Ltd.	3,300	721,516
FCC Co. Ltd.	1,800	21,102
Feed One Co. Ltd.	1,504	7,681
Felissimo Corp.	300	2,329
FIDEA Holdings Co. Ltd.	700	7,054
Financial Partners Group Co. Ltd.(x)	1,800	15,748
FINDEX, Inc.	7,900	41,121
First Baking Co. Ltd.*	100	302
Food & Life Cos. Ltd.	3,200	83,505
Foster Electric Co. Ltd.	1,100	9,564
FP Corp.	800	19,837
France Bed Holdings Co. Ltd.	1,600	12,782
F-Tech, Inc.	400	1,996
Fudo Tetra Corp.	980	12,079
Fuji Co. Ltd.(x)	1,300	16,967
Fuji Corp.	1,700	28,787
Fuji Corp. Ltd.	1,200	6,154
Fuji Electric Co. Ltd.	4,200	165,734
Fuji Kosan Co. Ltd.	400	3,587
Fuji Kyuko Co. Ltd.	1,500	49,691
Fuji Media Holdings, Inc.	7,700	69,488
Fuji Oil Co. Ltd.	3,300	6,593
Fuji Oil Holdings, Inc.	1,600	23,281
Fuji Seal International, Inc.	2,400	27,398
Fuji Soft, Inc.	1,600	92,815
Fujibo Holdings, Inc.	500	12,483
Fujicco Co. Ltd.	1,000	13,981
FUJIFILM Holdings Corp.	13,870	704,582
Fujikura Composites, Inc.	800	6,635
Fujikura Kasei Co. Ltd.	1,600	5,311
Fujikura Ltd.	8,400	59,622
Fujimi, Inc.(x)	1,100	60,812
Fujimori Kogyo Co. Ltd.	900	21,684
Fujita Kanko, Inc.*	300	7,573
Fujitec Co. Ltd.(x)	3,000	74,566
Fujitsu General Ltd.	2,000	56,243
Fujitsu Ltd.	29,500	3,987,369
Fujiya Co. Ltd.	700	13,042
FuKoKu Co. Ltd.	500	3,883
Fukuda Corp.	200	7,019
Fukui Bank Ltd. (The)	1,000	11,246
Fukui Computer Holdings, Inc.	400	8,290
Fukuoka Financial Group, Inc.	4,784	92,056
Fukushima Bank Ltd. (The)	1,500	2,587
Fukushima Galilei Co. Ltd.	600	21,679
Fukuyama Transporting Co. Ltd.	400	10,879
FULLCAST Holdings Co. Ltd.	1,000	18,276
Funai Soken Holdings, Inc.	2,340	47,999
Furukawa Co. Ltd.	2,100	20,280
Furukawa Electric Co. Ltd.(x)	2,300	42,846
Fuso Pharmaceutical Industries Ltd.	400	6,027
Futaba Corp.	2,100	8,256
Futaba Industrial Co. Ltd.	3,500	11,285
Future Corp.	2,000	27,630
Fuyo General Lease Co. Ltd.	600	40,823
G-7 Holdings, Inc.	1,200	13,131
Gakken Holdings Co. Ltd.	2,000	12,859
Gakujo Co. Ltd.	400	4,973
Gecoss Corp.	800	5,336
Genki Sushi Co. Ltd.	300	6,939
Geo Holdings Corp.	2,000	24,211
giftee, Inc.*	1,900	33,298
GLOBERIDE, Inc.	1,000	18,722
Glory Ltd.(x)	200	4,372
GMO internet group, Inc.	3,400	66,221
GMO Payment Gateway, Inc.	1,500	129,106
Godo Steel Ltd.(x)	700	17,992
Goldcrest Co. Ltd.	1,100	14,189
Goldwin, Inc.(x)	1,200	114,368
Gourmet Kineya Co. Ltd.(x)*	4,200	32,580
Gree, Inc.	5,100	26,637
GS Yuasa Corp.	2,800	50,575
GSI Creos Corp.	600	7,208
Gun-Ei Chemical Industry Co. Ltd.	300	5,855
GungHo Online Entertainment, Inc.	800	14,644
Gunma Bank Ltd. (The)(x)	14,200	47,548
Gunze Ltd.	800	27,097
Gurunavi, Inc.*	2,000	5,040
H.U. Group Holdings, Inc.	2,600	52,283
H2O Retailing Corp.(x)	4,760	53,505
Hachijuni Bank Ltd. (The)	10,000	43,467
Hakudo Co. Ltd.	400	7,904
Hakuhodo DY Holdings, Inc.(x)	10,600	120,128
Hakuto Co. Ltd.(x)	700	26,097
Hakuyosha Co. Ltd.	100	1,331
Hamakyorex Co. Ltd.	600	14,634
Hamamatsu Photonics KK	5,200	280,699
Hankyu Hanshin Holdings, Inc.	8,400	249,254
Hanwa Co. Ltd.(x)	2,200	65,697
Happinet Corp.	600	8,444
Hard Off Corp. Co. Ltd.	500	4,864
Harima Chemicals Group, Inc.	1,100	7,292
Haruyama Holdings, Inc.(x)	500	1,803
Haseko Corp.	8,100	94,122
Hayashikane Sangyo Co. Ltd.	400	1,418
Hazama Ando Corp.(x)	7,520	48,632
Heiwa Corp.(x)	1,820	36,109
Heiwa Real Estate Co. Ltd.	1,800	51,499
Heiwado Co. Ltd.	2,400	36,874
Helios Techno Holding Co. Ltd.	1,100	2,911
Hibiya Engineering Ltd.	1,800	29,405
Hiday Hidaka Corp.	1,640	26,594
Hikari Tsushin, Inc.	1,000	140,649
Hino Motors Ltd.*	10,700	44,823
Hirakawa Hewtech Corp.	400	4,614
Hirogin Holdings, Inc.	10,000	47,306
Hirose Electric Co. Ltd.	1,023	133,855
HIS Co. Ltd.*	3,100	46,789
Hisaka Works Ltd.	1,000	6,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hisamitsu Pharmaceutical Co., Inc.	1,900	$54,278
Hitachi Construction Machinery Co. Ltd.	2,700	62,931
Hitachi Ltd.	38,528	2,117,769
Hitachi Zosen Corp.	5,100	33,446
Hochiki Corp.	1,000	11,700
Hodogaya Chemical Co. Ltd.	200	4,550
Hokkaido Electric Power Co., Inc.*	7,100	26,061
Hokkaido Gas Co. Ltd.	400	5,868
Hokkan Holdings Ltd.	600	6,207
Hokko Chemical Industry Co. Ltd.	1,000	6,374
Hokkoku Financial Holdings, Inc.	500	15,642
Hokuetsu Corp.(x)	2,300	15,430
Hokuhoku Financial Group, Inc.	2,900	20,282
Hokuriku Electric Industry Co. Ltd.	400	4,123
Hokuriku Electric Power Co.*	7,800	34,910
Hokushin Co. Ltd.	800	852
Hokuto Corp.	1,400	19,581
Honda Motor Co. Ltd.	57,900	1,540,183
Honeys Holdings Co. Ltd.	1,080	13,524
Hoosiers Holdings Co. Ltd.	2,000	12,482
Horiba Ltd.	1,400	83,949
Hoshizaki Corp.	4,000	147,537
Hosiden Corp.	3,000	36,532
Hosokawa Micron Corp.	800	17,530
House Foods Group, Inc.	1,400	29,691
House of Rose Co. Ltd.(x)	2,700	33,027
Howa Machinery Ltd.	600	4,047
Hoya Corp.	15,800	1,747,214
Hulic Co. Ltd.	14,800	121,607
Hurxley Corp.	600	3,512
Hyakugo Bank Ltd. (The)	11,000	30,864
Hyakujushi Bank Ltd. (The)	1,400	19,455
HYPER, Inc.	8,200	27,159
Ibiden Co. Ltd.	4,300	172,518
Ichibanya Co. Ltd.	800	30,412
Ichigo, Inc.	10,100	21,184
Ichiken Co. Ltd.	200	2,687
Ichikoh Industries Ltd.	2,000	7,098
Ichinen Holdings Co. Ltd.	1,300	12,420
Ichiyoshi Securities Co. Ltd.(x)	2,700	12,338
Icom, Inc.	600	11,434
Idec Corp.	1,400	36,472
Idemitsu Kosan Co. Ltd.(x)	7,642	167,123
IDOM, Inc.	3,300	21,356
IHI Corp.	4,600	115,409
Iida Group Holdings Co. Ltd.(x)	5,976	97,514
Iino Kaiun Kaisha Ltd.	5,900	44,835
Ikegami Tsushinki Co. Ltd.	300	1,452
Imasen Electric Industrial	800	4,447
Impress Holdings, Inc.	1,000	1,586
Inaba Denki Sangyo Co. Ltd.	200	4,365
Inaba Seisakusho Co. Ltd.	600	6,504
Inageya Co. Ltd.(x)	1,000	9,688
Ines Corp.	1,600	16,603
I-Net Corp.	550	5,295
Infocom Corp.	1,100	19,508
Infomart Corp.	6,800	14,295
Information Services International- Dentsu Ltd.	1,400	55,196
INFRONEER Holdings, Inc.(x)	8,912	68,833
Inpex Corp.	36,300	386,234
Intage Holdings, Inc.	1,200	14,062
Internet Initiative Japan, Inc.	4,600	95,756
Inui Global Logistics Co. Ltd.	490	6,645
I’rom Group Co. Ltd.	300	4,296
Iseki & Co. Ltd.	1,300	11,700
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	117,529
Ishihara Sangyo Kaisha Ltd.	2,100	17,761
Ishii Iron Works Co. Ltd.	100	1,731
Ishikawa Seisakusho Ltd.*	200	2,107
Ishizuka Glass Co. Ltd.	100	1,170
Isuzu Motors Ltd.	23,400	280,066
Itfor, Inc.	1,300	8,459
Ito En Ltd.	2,100	68,774
ITOCHU Corp.(x)	49,100	1,598,842
Itochu Enex Co. Ltd.	2,700	23,019
Itochu Techno-Solutions Corp.	3,000	73,894
Itochu-Shokuhin Co. Ltd.	300	11,546
Itoham Yonekyu Holdings, Inc.	70	370
Itoki Corp.	2,600	14,724
IwaiCosmo Holdings, Inc.	1,100	11,135
Iwatani Corp.	1,400	61,313
Iwatsu Electric Co. Ltd.*	500	3,131
Iyogin Holdings, Inc.	9,100	51,732
Izumi Co. Ltd.	1,700	40,367
Izutsuya Co. Ltd.	600	1,542
J Front Retailing Co. Ltd.	9,500	94,821
Jaccs Co. Ltd.	1,600	53,162
JAFCO Group Co. Ltd.(x)	4,800	68,666
JANOME Corp.	1,200	5,691
Japan Airlines Co. Ltd.	16,800	327,582
Japan Airport Terminal Co. Ltd.*	2,100	104,767
Japan Asia Investment Co. Ltd.*	800	1,626
Japan Aviation Electronics Industry Ltd.	2,000	34,806
Japan Cash Machine Co. Ltd.	1,100	10,006
Japan Communications, Inc.*	1,100	2,053
Japan Display, Inc.*	17,300	5,249
Japan Electronic Materials Corp.	500	5,757
Japan Elevator Service Holdings Co. Ltd.	4,500	73,305
Japan Exchange Group, Inc.	19,300	294,472
Japan Foods Co. Ltd.	100	818
Japan Foundation Engineering Co. Ltd.	1,700	6,640
Japan Lifeline Co. Ltd.	1,800	12,466
Japan Material Co. Ltd.	1,900	33,970
Japan Medical Dynamic Marketing, Inc.	1,000	7,864
Japan Oil Transportation Co. Ltd.	100	1,822
Japan Petroleum Exploration Co. Ltd.	600	20,216
Japan Post Bank Co. Ltd.(x)	18,500	151,311
Japan Post Holdings Co. Ltd.	83,100	676,168
Japan Post Insurance Co. Ltd.	8,300	129,582
Japan Property Management Center Co. Ltd.	4,100	32,684
Japan Pulp & Paper Co. Ltd.	600	23,344
Japan Securities Finance Co. Ltd.	5,546	42,657
Japan Steel Works Ltd. (The)(x)	1,700	31,926
Japan Tobacco, Inc.	44,800	945,578
Japan Transcity Corp.	2,000	9,233
Japan Wool Textile Co. Ltd. (The)	4,000	29,834
Jastec Co. Ltd.	700	6,762
JBCC Holdings, Inc.	1,000	16,408
JCR Pharmaceuticals Co. Ltd.	3,500	37,479
JCU Corp.	800	20,909
Jeol Ltd.	2,000	64,529
JFE Holdings, Inc.	16,744	212,812
JGC Holdings Corp.	6,600	81,910
JINS Holdings, Inc.	500	13,660
JK Holdings Co. Ltd.	1,100	8,574
JMDC, Inc.(x)*	1,700	58,981
JMS Co. Ltd.	500	1,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Joban Kosan Co. Ltd.(x)*	3,700	$35,298
J-Oil Mills, Inc.	1,000	11,484
Joshin Denki Co. Ltd.	1,000	14,758
JSP Corp.	800	9,367
JSR Corp.	6,200	146,553
JTEKT Corp.	7,500	57,995
Juki Corp.	1,400	6,613
Juroku Financial Group, Inc.	1,500	32,016
Justsystems Corp.	900	24,114
JVCKenwood Corp.	5,800	16,722
K&O Energy Group, Inc.	500	7,977
Kadokawa Corp.(x)	4,868	103,847
Kaga Electronics Co. Ltd.	1,200	45,562
Kajima Corp.	17,400	210,017
Kakaku.com, Inc.	5,200	71,436
Kaken Pharmaceutical Co. Ltd.	500	13,954
Kamei Corp.	1,000	11,132
Kamigumi Co. Ltd.	1,800	37,787
Kanaden Corp.	1,000	8,783
Kanagawa Chuo Kotsu Co. Ltd.	200	4,916
Kanamoto Co. Ltd.	1,000	16,467
Kandenko Co. Ltd.	2,900	20,453
Kaneka Corp.	1,600	41,791
Kanematsu Corp.	2,500	31,027
Kanematsu Electronics Ltd.	700	32,667
Kanematsu Sustech Corp.	100	1,692
Kansai Electric Power Co., Inc. (The)(x)	28,800	280,557
Kansai Food Market Ltd.	200	2,264
Kansai Paint Co. Ltd.	7,800	105,523
Kanto Denka Kogyo Co. Ltd.	2,000	15,628
Kao Corp.	17,100	667,701
Kappa Create Co. Ltd.(x)*	1,800	19,644
Kasai Kogyo Co. Ltd.*	1,000	1,560
Katakura & Co-op Agri Corp.	55	695
Katakura Industries Co. Ltd.	1,400	19,635
Katitas Co. Ltd.(x)	1,700	33,310
Kato Sangyo Co. Ltd.	100	2,655
Kato Works Co. Ltd.	400	3,139
KAWADA TECHNOLOGIES, Inc.	200	5,685
Kawai Musical Instruments Manufacturing Co. Ltd.	400	9,202
Kawasaki Heavy Industries Ltd.(x)	5,200	113,782
Kawasaki Kisen Kaisha Ltd.(x)	5,997	137,282
KDDI Corp.	57,200	1,766,423
KeePer Technical Laboratory Co. Ltd.	1,300	48,539
Keihan Holdings Co. Ltd.(x)	3,200	83,485
Keihanshin Building Co. Ltd.	1,400	12,666
Keihin Co. Ltd.	200	2,477
Keikyu Corp.	8,400	79,832
Keio Corp.(x)	3,600	126,240
Keisei Electric Railway Co. Ltd.	4,864	149,754
Keiyo Bank Ltd. (The)	2,500	10,713
Keiyo Co. Ltd.	2,200	13,991
Kewpie Corp.	2,400	40,319
Key Coffee, Inc.(x)	1,200	18,313
Keyence Corp.	7,260	3,559,335
KH Neochem Co. Ltd.	1,500	27,241
Kikkoman Corp.	5,000	255,061
Kimoto Co. Ltd.	2,200	3,312
Kimura Chemical Plants Co. Ltd.	1,100	5,634
Kimura Unity Co. Ltd.	400	3,120
Kinden Corp.	5,000	60,160
King Jim Co. Ltd.	1,000	6,854
Kinki Sharyo Co. Ltd. (The)	100	1,117
Kintetsu Department Store Co. Ltd.*	100	1,844
Kintetsu Group Holdings Co. Ltd.	6,600	212,268
Kirin Holdings Co. Ltd.	28,600	452,609
Kisoji Co. Ltd.	1,400	23,397
Kissei Pharmaceutical Co. Ltd.	1,200	23,949
Ki-Star Real Estate Co. Ltd.	900	28,212
Kitagawa Corp.	500	4,065
Kita-Nippon Bank Ltd. (The)	300	4,492
Kitano Construction Corp.(x)	300	6,672
Kitazawa Sangyo Co. Ltd.	1,000	2,520
Kitz Corp.	5,100	35,778
Kiyo Bank Ltd. (The)	1,900	21,321
KNT-CT Holdings Co. Ltd.*	400	5,090
Koa Corp.	1,500	20,949
Koatsu Gas Kogyo Co. Ltd.	1,000	5,327
Kobayashi Yoko Co. Ltd.	300	539
Kobe Bussan Co. Ltd.	6,000	167,471
Kobe Steel Ltd.	12,900	102,922
Koei Tecmo Holdings Co. Ltd.(x)	3,524	63,660
Kohnan Shoji Co. Ltd.	1,100	26,940
Kohsoku Corp.	700	10,636
Koito Manufacturing Co. Ltd.	8,400	159,103
Kojima Co. Ltd.	1,500	6,342
Kokuyo Co. Ltd.	3,400	48,243
KOMAIHALTEC, Inc.	200	2,542
Komatsu Ltd.	180,990	4,490,175
Komatsu Matere Co. Ltd.	2,000	10,446
Komatsu Wall Industry Co. Ltd.	400	6,065
KOMEDA Holdings Co. Ltd.	3,000	53,259
Komeri Co. Ltd.	1,600	33,019
Komori Corp.	3,400	25,509
Konaka Co. Ltd.	1,400	3,709
Konami Group Corp.	2,800	128,540
Konica Minolta, Inc.(x)	16,600	71,404
Konishi Co. Ltd.	2,000	29,006
Kosaido Holdings Co. Ltd.	900	15,993
Kose Corp.	1,000	118,775
Kose R E Co. Ltd.	5,500	30,858
Kosei Securities Co. Ltd. (The)*	200	628
Kotobuki Spirits Co. Ltd.	800	56,791
Kourakuen Holdings Corp.*	700	5,500
Krosaki Harima Corp.	200	10,051
KRS Corp.	600	4,480
K’s Holdings Corp.(x)	6,800	59,710
Kubota Corp.	37,500	568,050
Kumagai Gumi Co. Ltd.	1,000	20,070
Kumiai Chemical Industry Co. Ltd.	5,140	33,043
Kura Sushi, Inc.	1,200	29,544
Kurabo Industries Ltd.	1,200	22,862
Kuraray Co. Ltd.	11,900	109,457
Kuraudia Holdings Co. Ltd.	200	579
Kureha Corp.(x)	800	51,178
Kurimoto Ltd.	600	9,227
Kurita Water Industries Ltd.	3,500	160,176
Kusuri no Aoki Holdings Co. Ltd.	800	40,577
KYB Corp.	700	21,302
Kyocera Corp.	10,600	552,956
Kyodo Printing Co. Ltd.	300	6,224
Kyoei Sangyo Co. Ltd.	100	1,663
Kyoei Steel Ltd.	1,300	15,835
Kyoei Tanker Co. Ltd.	200	1,389
Kyokuto Boeki Kaisha Ltd.	400	4,551
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	28,092
Kyokuto Securities Co. Ltd.	1,600	7,176
Kyokuyo Co. Ltd.	500	12,919
Kyorin Pharmaceutical	400	5,149
Kyoritsu Co. Ltd.	1,000	1,193
Kyoritsu Maintenance Co. Ltd.	1,200	48,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kyosan Electric Manufacturing Co. Ltd.	2,000	$6,424
Kyowa Electronic Instruments Co. Ltd.	1,000	2,638
Kyowa Kirin Co. Ltd.	8,600	187,622
Kyowa Leather Cloth Co. Ltd.	700	2,768
Kyudenko Corp.(x)	2,000	50,834
Kyushu Electric Power Co., Inc.*	13,800	78,724
Kyushu Financial Group, Inc.(x)	16,770	60,492
Kyushu Railway Co.	5,600	124,499
Land Business Co. Ltd.	1,000	1,819
LAND Co. Ltd.	1,300	100
Lasertec Corp.	3,400	602,759
Lawson, Inc.	1,300	55,002
LEC, Inc.	1,200	7,295
Leopalace21 Corp.*	7,300	19,709
Life Corp.	700	13,661
Link And Motivation, Inc.	5,900	23,376
Lintec Corp.	900	14,732
Lion Corp.	8,900	96,123
Lixil Corp.	11,540	190,311
Look Holdings, Inc.	400	6,904
M&A Capital Partners Co. Ltd.*	900	25,301
M3, Inc.	14,500	364,809
Mabuchi Motor Co. Ltd.	1,600	46,611
Macnica Holdings, Inc.(x)	1,850	52,722
Maezawa Industries, Inc.	900	4,486
Maezawa Kasei Industries Co. Ltd.	900	10,332
Maezawa Kyuso Industries Co. Ltd.	800	5,792
Makino Milling Machine Co. Ltd.	1,200	44,109
Makita Corp.(x)	8,900	221,384
Management Solutions Co. Ltd.	1,400	35,166
Mandom Corp.	1,400	15,640
Mani, Inc.	3,300	45,192
Marche Corp.*	300	893
Mars Group Holdings Corp.	600	13,810
Marubeni Construction Material Lease Co. Ltd.	100	1,481
Marubeni Corp.	68,700	933,876
Marubun Corp.	900	9,329
Marudai Food Co. Ltd.	1,200	13,166
Maruha Nichiro Corp.(x)	1,300	23,318
Marui Group Co. Ltd.	6,700	102,519
Maruichi Steel Tube Ltd.	1,600	35,226
MARUKA FURUSATO Corp.	1,216	25,804
Marusan Securities Co. Ltd.	3,900	12,568
Maruwa Co. Ltd.	300	41,806
Maruwn Corp.	600	1,023
Maruyama Manufacturing Co., Inc.	200	2,703
Maruzen CHI Holdings Co. Ltd.	600	1,597
Maruzen Showa Unyu Co. Ltd.	800	19,466
Matsuda Sangyo Co. Ltd.	800	13,726
Matsui Construction Co. Ltd.	1,000	5,109
Matsui Securities Co. Ltd.(x)	1,000	5,912
MatsukiyoCocokara & Co.	4,620	244,682
Matsuya Co. Ltd.	2,200	18,354
Matsuyafoods Holdings Co. Ltd.	500	15,389
Max Co. Ltd.	2,000	32,092
Mazda Motor Corp.	22,000	204,823
Mebuki Financial Group, Inc.(x)	32,760	80,320
MEC Co. Ltd.	800	15,518
Media Do Co. Ltd.(x)*	2,200	23,553
Medical System Network Co. Ltd.	400	1,208
Medipal Holdings Corp.	7,600	103,519
Megachips Corp.*	1,100	27,260
Megmilk Snow Brand Co. Ltd.	2,700	35,942
Meidensha Corp.	800	11,636
Meiji Holdings Co. Ltd.(x)	7,800	185,496
Meiji Shipping Co. Ltd.	1,100	5,176
Meiko Electronics Co. Ltd.(x)	1,000	22,247
Meiko Network Japan Co. Ltd.	900	4,379
Meitec Corp.	3,000	53,658
Meito Sangyo Co. Ltd.	600	7,468
Meiwa Corp.	900	4,666
Meiwa Estate Co. Ltd.	700	4,433
Melco Holdings, Inc.	600	14,819
Menicon Co. Ltd.	2,900	61,696
Mercari, Inc.(x)*	3,600	63,406
Micronics Japan Co. Ltd.	2,600	26,273
Midac Holdings Co. Ltd.(x)	1,500	24,463
Milbon Co. Ltd.	1,140	46,968
Mimasu Semiconductor Industry Co. Ltd.	1,000	22,347
Minebea Mitsumi, Inc.(x)	13,137	250,804
Ministop Co. Ltd.	900	9,535
Mirait One Corp.	3,600	44,828
Mirarth Holdings, Inc.	4,400	12,517
MISUMI Group, Inc.	10,900	274,229
Mitachi Co. Ltd.	200	2,230
Mitani Sekisan Co. Ltd.	800	28,299
Mito Securities Co. Ltd.	3,000	6,570
Mitsuba Corp.	2,000	7,922
Mitsubishi Chemical Group Corp.(x)	44,220	263,109
Mitsubishi Corp.	52,110	1,873,467
Mitsubishi Electric Corp.	71,300	851,568
Mitsubishi Estate Co. Ltd.	47,700	569,487
Mitsubishi Gas Chemical Co., Inc.	6,500	96,553
Mitsubishi HC Capital, Inc.	25,820	133,450
Mitsubishi Heavy Industries Ltd.	11,500	424,042
Mitsubishi Kakoki Kaisha Ltd.	300	5,074
Mitsubishi Logisnext Co. Ltd.	1,000	7,119
Mitsubishi Logistics Corp.	3,000	70,522
Mitsubishi Materials Corp.	2,200	35,888
Mitsubishi Motors Corp.*	26,200	103,570
Mitsubishi Paper Mills Ltd.	1,800	4,743
Mitsubishi Pencil Co. Ltd.	2,000	24,599
Mitsubishi Research Institute, Inc.	400	15,416
Mitsubishi Shokuhin Co. Ltd.	1,100	27,037
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,205
Mitsubishi UFJ Financial Group, Inc.	464,400	2,979,685
Mitsuboshi Belting Ltd.(x)	1,500	44,628
Mitsui & Co. Ltd.	55,700	1,735,888
Mitsui Chemicals, Inc.	5,331	137,651
Mitsui DM Sugar Holdings Co. Ltd.	1,000	15,349
Mitsui E&S Co. Ltd.*	3,400	10,697
Mitsui Fudosan Co. Ltd.	33,900	637,069
Mitsui High-Tec, Inc.	800	50,874
Mitsui Matsushima Holdings Co. Ltd.(x)	800	19,874
Mitsui Mining & Smelting Co. Ltd.(x)	1,600	38,869
Mitsui OSK Lines Ltd.(x)	12,400	310,300
Mitsui-Soko Holdings Co. Ltd.(x)	1,000	29,685
Mitsumura Printing Co. Ltd.	100	921
Mitsuuroko Group Holdings Co. Ltd.	1,900	18,589
Miura Co. Ltd.	3,000	76,745
Miyaji Engineering Group, Inc.	400	11,304
Miyakoshi Holdings, Inc.*	300	1,885
Miyazaki Bank Ltd. (The)	800	14,153
Miyoshi Oil & Fat Co. Ltd.	400	2,948
Mizuho Financial Group, Inc.	92,837	1,316,615
Mizuho Leasing Co. Ltd.	1,700	45,093
Mizuno Corp.(x)	1,200	28,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Mochida Pharmaceutical Co. Ltd.	1,000	$25,242
Modec, Inc.*	1,000	10,553
Monex Group, Inc.	7,000	25,435
Money Forward, Inc.*	1,700	59,341
MonotaRO Co. Ltd.	11,900	149,603
Morinaga & Co. Ltd.	800	22,667
Morinaga Milk Industry Co. Ltd.(x)	1,300	46,729
Morita Holdings Corp.	2,000	20,111
Morozoff Ltd.	400	10,469
Mortgage Service Japan Ltd.(x)	4,900	25,688
Mory Industries, Inc.	400	10,439
MOS Food Services, Inc.(x)	1,600	36,255
MrMax Holdings Ltd.	1,200	6,148
MS&AD Insurance Group Holdings, Inc.(x)	16,200	503,056
Murata Manufacturing Co. Ltd.	21,995	1,343,099
Musashi Seimitsu Industry Co. Ltd.(x)	2,400	34,037
Musashino Bank Ltd. (The)	1,900	31,960
Mutoh Holdings Co. Ltd.	100	1,252
Nabtesco Corp.	3,800	93,369
NAC Co. Ltd.	400	2,885
Nachi-Fujikoshi Corp.	500	14,934
Nagaileben Co. Ltd.	1,200	18,519
Nagano Bank Ltd. (The)	400	4,386
Nagano Keiki Co. Ltd.	800	7,984
Nagase & Co. Ltd.	3,800	58,524
Nagatanien Holdings Co. Ltd.	500	7,891
Nagawa Co. Ltd.(x)	400	20,657
Nagoya Railroad Co. Ltd.	6,800	104,866
Naigai Co. Ltd.*	300	598
Nakabayashi Co. Ltd.	1,000	3,593
Nakamuraya Co. Ltd.	300	7,002
Nakano Corp.	1,000	2,791
Nakayama Steel Works Ltd.	600	4,424
Nakayamafuku Co. Ltd.	700	1,802
Nakayo, Inc.	200	1,799
Namura Shipbuilding Co. Ltd.*	1,024	2,697
Nankai Electric Railway Co. Ltd.	3,200	70,712
Nanto Bank Ltd. (The)	1,100	19,347
Natori Co. Ltd.	600	8,761
NC Holdings Co. Ltd.	300	4,560
NEC Capital Solutions Ltd.	300	5,723
NEC Corp.	9,500	366,784
NEC Networks & System Integration Corp.	3,300	40,276
NET One Systems Co. Ltd.	3,000	71,998
Net Protections Holdings, Inc.*	100	406
Neturen Co. Ltd.	1,700	8,936
Nexon Co. Ltd.	18,300	436,924
Nextage Co. Ltd.	2,000	41,779
Nexyz Group Corp.	500	2,330
NGK Insulators Ltd.(x)	7,400	97,964
NH Foods Ltd.	2,500	72,195
NHK Spring Co. Ltd.	5,700	40,930
Nice Corp.	500	5,146
Nichia Steel Works Ltd.	1,000	2,231
Nichias Corp.	3,000	60,469
Nichiban Co. Ltd.	500	7,255
Nichicon Corp.	3,900	40,788
Nichiden Corp.	1,000	14,394
Nichiha Corp.	1,200	24,517
Nichimo Co. Ltd.	100	2,390
Nichirei Corp.	3,500	70,731
Nichireki Co. Ltd.	1,000	11,249
Nidec Corp.	18,605	965,755
Nifco, Inc.	2,300	65,320
Nihon Chouzai Co. Ltd.	600	5,237
Nihon Dempa Kogyo Co. Ltd.(x)	900	8,801
Nihon Kohden Corp.	2,600	70,460
Nihon M&A Center Holdings, Inc.	13,200	98,922
Nihon Nohyaku Co. Ltd.	2,000	10,211
Nihon Parkerizing Co. Ltd.	3,100	23,295
Nihon Tokushu Toryo Co. Ltd.	1,000	7,115
Nihon Trim Co. Ltd.	200	4,573
Nihon Yamamura Glass Co. Ltd.*	500	2,546
Nikkato Corp.	400	1,894
Nikkiso Co. Ltd.	4,000	28,416
Nikko Co. Ltd.	1,000	4,786
Nikkon Holdings Co. Ltd.(x)	3,000	56,153
Nikon Corp.(x)	11,000	112,741
Nintendo Co. Ltd.	45,900	1,779,335
Nippn Corp.	2,000	25,045
Nippon Air Conditioning Services Co. Ltd.	1,200	6,533
Nippon Beet Sugar Manufacturing Co. Ltd.	700	8,819
Nippon Carbide Industries Co., Inc.	300	2,983
Nippon Carbon Co. Ltd.	600	18,571
Nippon Ceramic Co. Ltd.	800	16,380
Nippon Chemical Industrial Co. Ltd.	400	5,983
Nippon Chemi-Con Corp.*	700	11,160
Nippon Chemiphar Co. Ltd.	100	1,386
Nippon Chutetsukan KK	100	755
Nippon Coke & Engineering Co. Ltd.(x)*	10,000	6,576
Nippon Concrete Industries Co. Ltd.*	1,000	1,929
Nippon Denko Co. Ltd.	5,000	13,520
Nippon Densetsu Kogyo Co. Ltd.	2,000	23,956
Nippon Electric Glass Co. Ltd.	3,200	61,672
Nippon Express Holdings, Inc.	2,200	132,582
Nippon Felt Co. Ltd.	700	2,181
Nippon Filcon Co. Ltd.	900	3,219
Nippon Fine Chemical Co. Ltd.	1,000	19,788
Nippon Gas Co. Ltd.	3,300	47,960
Nippon Hume Corp.	1,000	5,660
Nippon Kanzai Co. Ltd.(r)	2,500	50,706
Nippon Kayaku Co. Ltd.	5,000	45,260
Nippon Kinzoku Co. Ltd.	300	2,166
Nippon Koei Co. Ltd.	800	20,343
Nippon Koshuha Steel Co. Ltd.*	500	1,384
Nippon Light Metal Holdings Co. Ltd.	3,980	43,997
Nippon Paint Holdings Co. Ltd.	29,000	272,535
Nippon Paper Industries Co. Ltd.*	2,800	21,623
Nippon Parking Development Co. Ltd.	13,000	22,880
Nippon Pillar Packing Co. Ltd.(x)	1,000	28,411
Nippon Piston Ring Co. Ltd.	400	4,057
Nippon Road Co. Ltd. (The)	400	22,085
Nippon Sanso Holdings Corp.	6,600	119,135
Nippon Seisen Co. Ltd.	200	6,924
Nippon Sharyo Ltd.(x)	400	6,110
Nippon Sheet Glass Co. Ltd.*	3,800	18,247
Nippon Shinyaku Co. Ltd.	1,700	74,969
Nippon Shokubai Co. Ltd.(x)	1,000	39,944
Nippon Signal Co. Ltd.	2,800	22,495
Nippon Soda Co. Ltd.(x)	1,400	48,824
Nippon Steel Corp.(x)	32,615	769,733
Nippon Steel Trading Corp.	740	51,728
Nippon Telegraph & Telephone Corp.	88,840	2,653,428
Nippon Television Holdings, Inc.	3,100	26,727
Nippon Thompson Co. Ltd.	4,000	17,612
Nippon Yakin Kogyo Co. Ltd.(x)	650	20,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nippon Yusen KK(x)	19,100	$446,315
Nipro Corp.(x)	4,800	36,952
Nishimatsu Construction Co. Ltd.	2,200	56,780
Nishimatsuya Chain Co. Ltd.(x)	700	8,630
Nishi-Nippon Financial Holdings, Inc.	4,000	32,972
Nishi-Nippon Railroad Co. Ltd.	1,100	19,902
Nissan Chemical Corp.	3,800	172,659
Nissan Motor Co. Ltd.	94,820	360,737
Nissan Shatai Co. Ltd.	900	5,759
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,599
Nissei Plastic Industrial Co. Ltd.	1,000	7,485
Nissha Co. Ltd.	2,200	31,007
Nisshin Group Holdings Co. Ltd.	11,000	37,815
Nisshin Seifun Group, Inc.	5,605	65,589
Nisshinbo Holdings, Inc.	68	520
Nissin Corp.	800	12,799
Nissin Foods Holdings Co. Ltd.	1,000	91,460
Nissui Corp.	9,200	37,749
Niterra Co. Ltd.	6,100	126,154
Nitori Holdings Co. Ltd.	3,000	361,706
Nitta Corp.	1,100	24,385
Nittetsu Mining Co. Ltd.	600	16,262
Nitto Boseki Co. Ltd.	1,000	15,253
Nitto Denko Corp.(x)	4,720	305,029
Nitto Fuji Flour Milling Co. Ltd.	200	6,774
Nitto Kogyo Corp.	1,800	35,908
Nitto Kohki Co. Ltd.	700	9,578
Nitto Seiko Co. Ltd.	1,000	4,281
Nitto Seimo Co. Ltd.	100	1,241
Nittoc Construction Co. Ltd.	750	5,509
NOF Corp.	2,900	135,300
Nohmi Bosai Ltd.	1,000	12,783
NOK Corp.(x)	5,000	55,441
Nomura Co. Ltd.	4,000	27,362
Nomura Holdings, Inc.	122,600	473,274
Nomura Real Estate Holdings, Inc.	4,100	90,787
Nomura Research Institute Ltd.	14,309	332,744
Noritake Co. Ltd.	600	20,805
Noritsu Koki Co. Ltd.	1,100	18,622
Noritz Corp.	2,300	30,233
North Pacific Bank Ltd.	2,400	5,051
NS Solutions Corp.	1,000	26,747
NS United Kaiun Kaisha Ltd.(x)	400	12,452
NSD Co. Ltd.	2,260	40,746
NSK Ltd.	14,500	82,951
NSW, Inc.	400	6,552
NTN Corp.	13,000	33,189
NTT Data Corp.(x)	20,300	266,985
Obara Group, Inc.(x)	800	23,917
Obayashi Corp.	19,300	147,746
OBIC Business Consultants Co. Ltd.	1,200	45,352
Obic Co. Ltd.	2,100	332,030
Odakyu Electric Railway Co. Ltd.	10,499	136,330
Oenon Holdings, Inc.	3,000	6,238
Ogaki Kyoritsu Bank Ltd. (The)	1,600	21,603
Ohara, Inc.	400	3,565
Ohashi Technica, Inc.	600	7,115
OIE Sangyo Co. Ltd.	300	2,500
Oiles Corp.	1,560	19,791
Oisix ra daichi, Inc.*	2,200	38,295
Oita Bank Ltd. (The)	700	10,818
Oizumi Corp.	400	1,500
Oji Holdings Corp.	27,800	110,072
Okabe Co. Ltd.	2,700	15,669
Okamoto Industries, Inc.	800	24,024
Okamura Corp.	4,000	41,269
Okasan Securities Group, Inc.(x)	6,000	21,379
Okaya Electric Industries Co. Ltd.	600	1,388
Oki Electric Industry Co. Ltd.(x)	3,600	19,569
Okinawa Electric Power Co., Inc. (The)*	2,273	18,475
Okinawa Financial Group, Inc.	1,080	16,995
OKUMA Corp.	1,000	44,804
Okumura Corp.	1,300	30,722
Okura Industrial Co. Ltd.	600	9,247
Okuwa Co. Ltd.	1,000	6,388
Olympic Group Corp.	800	3,149
Olympus Corp.	43,600	765,705
Omron Corp.	6,300	368,619
Ono Pharmaceutical Co. Ltd.	16,000	333,799
ONO Sokki Co. Ltd.	500	1,714
Onoken Co. Ltd.	1,000	11,226
Onward Holdings Co. Ltd.	1,000	2,895
Open House Group Co. Ltd.	2,800	104,999
Open Up Group, Inc.	3,000	43,623
Optex Group Co. Ltd.	1,600	25,169
Optorun Co. Ltd.	1,000	16,785
Oracle Corp.	1,300	93,827
Organo Corp.(x)	1,600	43,698
Orient Corp.(x)	1,650	13,744
Oriental Land Co. Ltd.(x)	41,000	1,402,013
Oriental Shiraishi Corp.	450	1,109
Origin Co. Ltd.	200	1,973
ORIX Corp.	48,200	794,943
Osaka Gas Co. Ltd.	15,200	249,923
Osaka Soda Co. Ltd.	1,000	32,919
Osaka Steel Co. Ltd.	800	7,995
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	26,588
Osaki Electric Co. Ltd.	1,000	4,025
OSG Corp.	2,200	33,132
Otsuka Corp.	4,200	149,341
Otsuka Holdings Co. Ltd.	15,500	494,180
Outsourcing, Inc.	3,000	29,566
Oyo Corp.	1,200	20,173
Pacific Industrial Co. Ltd.	2,000	17,490
Pacific Metals Co. Ltd.*	899	13,163
Pack Corp. (The)	900	20,114
PAL GROUP Holdings Co. Ltd.	1,400	32,689
PALTAC Corp.	1,050	39,922
Pan Pacific International Holdings Corp.	16,700	323,171
Panasonic Holdings Corp.	82,885	741,848
Paris Miki Holdings, Inc.	1,500	3,750
Park24 Co. Ltd.*	4,000	58,874
Pasco Corp.	200	2,143
Pasona Group, Inc.(x)	1,000	14,191
Pegasus Co. Ltd.	1,200	5,750
Penta-Ocean Construction Co. Ltd.	10,300	49,204
PeptiDream, Inc.*	5,700	81,174
Persol Holdings Co. Ltd.(x)	7,800	156,824
Pharma Foods International Co. Ltd.	2,800	30,048
PIA Corp.*	300	7,271
Pigeon Corp.	4,300	66,509
Pilot Corp.	1,100	35,740
Piolax, Inc.	1,500	21,885
Pola Orbis Holdings, Inc.	3,000	39,067
Poplar Co. Ltd.*	300	322
Press Kogyo Co. Ltd.	5,000	18,841
Prima Meat Packers Ltd.	1,400	23,260
Procrea Holdings, Inc.	1,176	18,735
Pronexus, Inc.	1,300	9,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PS Mitsubishi Construction Co. Ltd.	800	$3,953
Raito Kogyo Co. Ltd.	800	11,777
Raiznext Corp.	2,600	28,586
Raksul, Inc.*	2,200	23,130
Rakus Co. Ltd.	4,600	66,740
Rakuten Group, Inc.	36,000	167,885
Rasa Corp.(x)	500	5,480
Rasa Industries Ltd.	400	6,318
Recruit Holdings Co. Ltd.	55,500	1,538,327
Relia, Inc.	1,600	17,592
Relo Group, Inc.	3,600	57,365
Renaissance, Inc.	500	3,504
Renesas Electronics Corp.*	41,600	603,977
Rengo Co. Ltd.	300	1,945
RENOVA, Inc.*	2,800	42,203
Resol Holdings Co. Ltd.	100	3,622
Resona Holdings, Inc.(x)	84,900	410,409
Resonac Holdings Corp.	6,100	100,536
Resorttrust, Inc.	3,800	60,561
Restar Holdings Corp.	700	11,465
Rheon Automatic Machinery Co. Ltd.	1,000	9,868
Rhythm Co. Ltd.	600	8,484
Ricoh Co. Ltd.(x)	16,400	123,026
Ricoh Leasing Co. Ltd.	800	23,020
Right On Co. Ltd.*	900	3,853
Riken Corp.	400	7,838
Riken Keiki Co. Ltd.	1,000	43,072
Riken Technos Corp.	2,000	8,911
Ringer Hut Co. Ltd.*	900	15,349
Rinnai Corp.	5,100	124,706
Riso Kagaku Corp.	1,800	31,438
Riso Kyoiku Co. Ltd.	3,900	9,685
Rock Field Co. Ltd.(x)	1,200	14,176
Rohm Co. Ltd.	3,500	291,535
Rohto Pharmaceutical Co. Ltd.	2,200	45,991
Roland DG Corp.	500	12,500
Rorze Corp.	400	35,464
Round One Corp.(x)	9,900	38,234
Royal Holdings Co. Ltd.	1,800	37,860
RS Technologies Co. Ltd.	1,400	34,507
Ryobi Ltd.	1,400	16,323
Ryoden Corp.	500	7,066
Ryohin Keikaku Co. Ltd.	9,100	103,332
Ryosan Co. Ltd.	700	17,374
Ryoyo Electro Corp.	1,600	29,787
S Foods, Inc.	500	10,760
Sagami Holdings Corp.	1,000	9,687
Saibu Gas Holdings Co. Ltd.	1,300	17,032
Saizeriya Co. Ltd.	1,600	39,863
Sakai Chemical Industry Co. Ltd.	800	10,706
Sakai Heavy Industries Ltd.	200	6,058
Sakai Moving Service Co. Ltd.	400	13,980
Sakata INX Corp.	2,000	15,677
Sakata Seed Corp.	1,100	32,486
Sala Corp.	1,000	5,688
SAMTY Co. Ltd.	3,200	53,212
San Holdings, Inc.	400	6,752
San ju San Financial Group, Inc.	990	11,816
San-A Co. Ltd.	800	24,638
San-Ai Obbli Co. Ltd.	2,000	20,763
Sanden Corp.*	1,400	2,237
Sangetsu Corp.	1,800	30,362
San-In Godo Bank Ltd. (The)	7,000	39,140
Sanix, Inc.*	1,800	3,825
Sanken Electric Co. Ltd.(x)	300	24,077
Sanki Engineering Co. Ltd.	3,000	33,171
Sanko Metal Industrial Co. Ltd.	100	2,906
Sankyo Co. Ltd.	700	29,224
Sankyo Seiko Co. Ltd.	2,000	8,224
Sankyo Tateyama, Inc.	1,700	9,210
Sankyu, Inc.	1,700	63,095
Sanoh Industrial Co. Ltd.	1,400	6,985
Sanrio Co. Ltd.	2,000	89,763
Sanritsu Corp.	300	1,686
Sansan, Inc.*	3,600	41,285
Sanshin Electronics Co. Ltd.	1,500	27,362
Santen Pharmaceutical Co. Ltd.(x)	13,400	114,341
Sanwa Holdings Corp.(x)	8,800	94,303
Sanyo Chemical Industries Ltd.	600	19,366
Sanyo Industries Ltd.	100	1,392
Sanyo Shokai Ltd.	600	7,065
Sanyo Special Steel Co. Ltd.	1,200	22,288
Sapporo Holdings Ltd.	2,500	64,264
Sata Construction Co. Ltd.	800	2,962
Sato Holdings Corp.	1,200	19,861
Sato Shoji Corp.	1,000	10,762
Satori Electric Co. Ltd.	900	11,720
Sawai Group Holdings Co. Ltd.	1,800	49,569
Saxa Holdings, Inc.	300	4,233
SB Technology Corp.	400	6,009
SBI Holdings, Inc.	10,660	211,582
SBI Shinsei Bank Ltd.*	4,900	86,255
SCREEN Holdings Co. Ltd.(x)	1,300	115,171
Scroll Corp.	1,700	10,383
SCSK Corp.	4,596	67,161
Secom Co. Ltd.	7,100	437,008
Sega Sammy Holdings, Inc.	6,700	127,211
Seibu Holdings, Inc.	8,500	87,169
Seika Corp.	800	12,418
Seikagaku Corp.	2,400	14,755
Seikitokyu Kogyo Co. Ltd.	600	3,677
Seiko Epson Corp.(x)	8,400	119,522
Seiko Group Corp.	1,200	26,312
Seino Holdings Co. Ltd.	1,300	14,337
Seiren Co. Ltd.	3,200	56,525
Sekisui Chemical Co. Ltd.	15,400	218,459
Sekisui House Ltd.	23,400	476,828
Sekisui Jushi Corp.	1,000	15,723
Sekisui Kasei Co. Ltd.	1,000	3,152
Senko Group Holdings Co. Ltd.(x)	4,000	28,546
Senshu Ikeda Holdings, Inc.	6,880	12,068
Senshukai Co. Ltd.*	2,200	6,726
Seven & i Holdings Co. Ltd.	27,436	1,237,635
Seven Bank Ltd.(x)	30,400	60,798
SG Holdings Co. Ltd.	13,400	198,552
Sharp Corp.(x)*	8,100	57,277
Shibaura Mechatronics Corp.(x)	200	24,454
Shibusawa Warehouse Co. Ltd. (The)	600	10,067
Shibuya Corp.	700	13,227
SHIFT, Inc.*	500	89,498
Shiga Bank Ltd. (The)(x)	200	4,053
Shikibo Ltd.	700	5,318
Shikoku Bank Ltd. (The)	1,600	10,532
Shikoku Electric Power Co., Inc.*	2,700	15,345
Shikoku Kasei Holdings Corp.	1,000	10,621
Shima Seiki Manufacturing Ltd.	900	12,840
Shimadzu Corp.	10,400	326,237
Shimamura Co. Ltd.	800	81,368
Shimano, Inc.	2,800	485,740
Shimizu Bank Ltd. (The)	400	4,392
Shimizu Corp.	19,700	111,608
Shimojima Co. Ltd.(x)	800	5,949
Shin Nippon Air Technologies Co. Ltd.	900	12,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Shin Nippon Biomedical Laboratories Ltd.	700	$14,560
Shinagawa Refractories Co. Ltd.	300	10,367
Shindengen Electric Manufacturing Co. Ltd.	400	10,131
Shin-Etsu Chemical Co. Ltd.	62,000	2,010,942
Shin-Etsu Polymer Co. Ltd.	2,500	28,246
Shingakukai Holdings Co. Ltd.	600	1,357
Shinko Electric Industries Co. Ltd.(x)	3,100	96,373
Shinko Shoji Co. Ltd.	2,200	20,398
Shinmaywa Industries Ltd.	1,800	16,059
Shinnihon Corp.	1,600	11,330
Shinsho Corp.	300	13,162
Shinwa Co. Ltd.	600	9,589
Shinyei Kaisha	100	644
Shionogi & Co. Ltd.	9,100	411,616
Ship Healthcare Holdings, Inc.(x)	3,000	55,236
Shiseido Co. Ltd.	14,400	675,831
Shizuoka Financial Group, Inc.(x)	13,900	99,920
Shizuoka Gas Co. Ltd.	3,000	26,063
SHO-BOND Holdings Co. Ltd.	1,800	74,354
Shobunsha Holdings, Inc.*	700	1,594
Shochiku Co. Ltd.(x)	400	34,544
Shoei Co. Ltd.	1,600	33,576
Showa Sangyo Co. Ltd.	1,000	19,149
Shuei Yobiko Co. Ltd.	200	641
Siix Corp.	1,400	14,965
Simplex Holdings, Inc.	1,900	35,120
Sinanen Holdings Co. Ltd.	400	9,687
Sinfonia Technology Co. Ltd.	1,400	16,721
Sintokogio Ltd.	2,600	16,373
SK Japan Co. Ltd.	200	867
SKY Perfect JSAT Holdings, Inc.	9,000	35,171
Skylark Holdings Co. Ltd.*	12,200	159,099
SMC Corp.	2,300	1,219,453
SMK Corp.	300	5,588
SMS Co. Ltd.	2,800	67,943
Snow Peak, Inc.	1,700	26,203
SNT Corp.	2,400	4,423
Socionext, Inc.	700	51,809
Soda Nikka Co. Ltd.	1,000	6,131
SoftBank Corp.(x)	118,500	1,366,938
SoftBank Group Corp.(x)	43,112	1,697,066
Sohgo Security Services Co. Ltd.	2,900	77,945
Sojitz Corp.	7,200	150,506
Sompo Holdings, Inc.	13,050	517,927
Sony Group Corp.	51,400	4,672,991
Soshin Electric Co. Ltd.	600	1,783
Sotetsu Holdings, Inc.	3,000	51,354
SPK Corp.	400	5,229
S-Pool, Inc.	3,800	17,115
Square Enix Holdings Co. Ltd.	3,500	168,178
SRA Holdings	600	13,225
ST Corp.	600	7,076
St Marc Holdings Co. Ltd.	800	10,468
Stanley Electric Co. Ltd.	5,400	119,991
Starzen Co. Ltd.	800	13,137
Stella Chemifa Corp.	500	9,984
Strike Co. Ltd.(x)	700	20,237
Studio Alice Co. Ltd.	500	8,084
Subaru Corp.	21,500	344,137
Sugi Holdings Co. Ltd.	1,700	73,119
Sugimoto & Co. Ltd.	600	9,384
SUMCO Corp.	12,700	191,035
Sumida Corp.	700	8,829
Suminoe Textile Co. Ltd.	300	4,738
Sumiseki Holdings, Inc.(x)	3,800	10,561
Sumitomo Chemical Co. Ltd.	44,000	148,005
Sumitomo Corp.(x)	45,780	810,824
Sumitomo Densetsu Co. Ltd.	900	17,391
Sumitomo Electric Industries Ltd.	27,300	350,758
Sumitomo Forestry Co. Ltd.	4,800	94,969
Sumitomo Heavy Industries Ltd.	4,000	98,095
Sumitomo Metal Mining Co. Ltd.	8,700	332,674
Sumitomo Mitsui Construction Co. Ltd.(x)	7,200	20,875
Sumitomo Mitsui Financial Group, Inc.	51,550	2,067,026
Sumitomo Mitsui Trust Holdings, Inc.	13,141	450,192
Sumitomo Osaka Cement Co. Ltd.(x)	200	5,641
Sumitomo Pharma Co. Ltd.(x)	4,700	28,745
Sumitomo Realty & Development Co. Ltd.	15,900	358,650
Sumitomo Riko Co. Ltd.	2,000	10,428
Sumitomo Rubber Industries Ltd.	7,284	65,940
Sumitomo Seika Chemicals Co. Ltd.	400	13,101
Sumitomo Warehouse Co. Ltd. (The)(x)	4,500	73,957
Sun Frontier Fudousan Co. Ltd.	1,000	9,670
Sundrug Co. Ltd.	2,300	63,093
Suntory Beverage & Food Ltd.	4,700	175,159
Sun-Wa Technos Corp.	600	8,821
Suruga Bank Ltd.	5,500	19,268
Suzuden Corp.	300	5,933
Suzuken Co. Ltd.	3,190	80,567
Suzuki Motor Corp.	15,900	578,726
SWCC Showa Holdings Co. Ltd.(x)	1,500	21,536
Sysmex Corp.	6,000	393,886
Systena Corp.	16,000	35,161
T Hasegawa Co. Ltd.	1,600	36,010
T RAD Co. Ltd.	400	7,090
T&D Holdings, Inc.	19,200	238,511
Tac Co. Ltd.	700	1,072
Tachibana Eletech Co. Ltd.	840	12,641
Tachi-S Co. Ltd.	1,600	14,530
Tadano Ltd.	5,000	39,525
Taihei Dengyo Kaisha Ltd.	500	15,320
Taiheiyo Cement Corp.(x)	4,478	84,139
Taiheiyo Kouhatsu, Inc.	400	2,441
Taiho Kogyo Co. Ltd.	800	3,842
Taikisha Ltd.	1,000	27,869
Taiko Pharmaceutical Co. Ltd.*	1,200	3,464
Taisei Corp.	6,800	210,230
Taisei Lamick Co. Ltd.	300	6,510
Taiyo Holdings Co. Ltd.	1,800	34,088
Taiyo Yuden Co. Ltd.(x)	3,800	128,187
Takachiho Koheki Co. Ltd.(x)	500	9,349
Takadakiko Co. Ltd.	100	2,021
Takamatsu Construction Group Co. Ltd.	1,000	15,313
Takano Co. Ltd.	400	2,146
Takaoka Toko Co. Ltd.	400	7,113
Taka-Q Co. Ltd.*	500	283
Takara & Co. Ltd.	700	11,873
Takara Holdings, Inc.	6,000	46,419
Takara Standard Co. Ltd.	2,500	27,753
Takasago International Corp.	800	15,831
Takasago Thermal Engineering Co. Ltd.	1,900	30,264
Takashima & Co. Ltd.	200	4,408
Takashimaya Co. Ltd.	5,300	77,317
Take And Give Needs Co. Ltd.	600	6,091
Takeda Pharmaceutical Co. Ltd.	64,200	2,108,690
Takihyo Co. Ltd.	200	1,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Takuma Co. Ltd.	4,000	$40,191
Tamron Co. Ltd.	1,200	28,643
Tamura Corp.	3,000	18,742
Tanaka Co. Ltd.	300	1,442
Tanseisha Co. Ltd.	1,950	11,370
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	10,711
Taya Co. Ltd.*	200	788
Tayca Corp.	1,000	8,874
TBK Co. Ltd.*	1,000	2,107
TBS Holdings, Inc.	3,700	53,250
TDC Soft, Inc.	800	9,002
TDK Corp.	11,100	398,353
Teac Corp.	600	516
TechMatrix Corp.	2,400	27,000
TechnoPro Holdings, Inc.	4,500	124,721
Teijin Ltd.	5,200	54,882
Teikoku Electric Manufacturing Co. Ltd.	800	14,832
Teikoku Sen-I Co. Ltd.	1,000	12,488
Teikoku Tsushin Kogyo Co. Ltd.	400	4,574
Tekken Corp.	800	10,921
Ten Allied Co. Ltd.*	800	1,516
Tenma Corp.	1,100	19,555
TerraSky Co. Ltd.*	1,100	15,237
Terumo Corp.	23,000	620,919
T-Gaia Corp.	600	7,567
THK Co. Ltd.	4,000	92,567
Tigers Polymer Corp.	600	2,021
TIS, Inc.	8,100	214,105
Titan Kogyo Ltd.	100	1,118
TKC Corp.	1,800	49,948
Toa Corp./Hyogo	1,000	6,236
Toa Corp./Tokyo	1,100	22,049
TOA ROAD Corp.	400	11,318
Toabo Corp.	400	1,070
Toagosei Co. Ltd.	3,900	36,325
Tobishima Corp.	800	6,370
Tobu Railway Co. Ltd.	6,800	162,681
TOC Co. Ltd.	4,700	22,602
Tocalo Co. Ltd.	2,400	23,565
Tochigi Bank Ltd. (The)	6,000	12,440
Toda Corp.	8,800	45,955
Toda Kogyo Corp.*	100	1,923
Toei Co. Ltd.	200	25,923
Toenec Corp.	200	5,149
Toho Bank Ltd. (The)	10,000	16,402
Toho Co. Ltd.	4,100	156,999
Toho Co. Ltd./Kobe	400	6,652
Toho Gas Co. Ltd.	3,700	68,862
Toho Holdings Co. Ltd.	1,900	33,682
Toho Titanium Co. Ltd.	2,100	35,055
Toho Zinc Co. Ltd.	700	10,778
Tohoku Bank Ltd. (The)	600	4,458
Tohoku Electric Power Co., Inc.*	18,600	92,428
Tohto Suisan Co. Ltd.(x)	200	10,388
Tokai Carbon Co. Ltd.	6,400	61,166
TOKAI Holdings Corp.	2,400	15,812
Tokai Rika Co. Ltd.	2,900	35,729
Tokai Senko KK*	100	854
Tokai Tokyo Financial Holdings, Inc.	9,600	26,551
Token Corp.	520	31,218
Tokio Marine Holdings, Inc.	70,800	1,365,109
Tokushu Tokai Paper Co. Ltd.	800	17,757
Tokuyama Corp.(x)	2,200	35,038
Tokyo Century Corp.	1,400	46,709
Tokyo Electric Power Co. Holdings, Inc.*	62,800	224,134
Tokyo Electron Ltd.	14,700	1,797,396
Tokyo Energy & Systems, Inc.	1,000	6,737
Tokyo Gas Co. Ltd.	15,200	286,223
Tokyo Individualized Educational Institute, Inc.	900	3,647
Tokyo Keiki, Inc.	800	7,347
Tokyo Kikai Seisakusho Ltd.(x)*	300	1,147
Tokyo Kiraboshi Financial Group, Inc.	1,451	28,855
Tokyo Ohka Kogyo Co. Ltd.	1,300	75,726
Tokyo Rakutenchi Co. Ltd.	200	6,311
Tokyo Rope Manufacturing Co. Ltd.	800	7,073
Tokyo Sangyo Co. Ltd.	1,000	5,569
Tokyo Seimitsu Co. Ltd.	800	31,022
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	39,258
Tokyo Tatemono Co. Ltd.	7,591	92,656
Tokyo Tekko Co. Ltd.	400	5,285
Tokyo Theatres Co., Inc.(x)	3,700	31,657
Tokyotokeiba Co. Ltd.	800	24,463
Tokyu Construction Co. Ltd.	4,940	25,196
Tokyu Corp.	18,000	239,389
Tokyu Fudosan Holdings Corp.	20,000	96,019
Toli Corp.	3,000	6,193
Tomato Bank Ltd.	400	3,068
Tomen Devices Corp.	100	4,961
Tomoe Corp.	1,800	5,884
Tomoe Engineering Co. Ltd.	400	7,305
Tomoegawa Co. Ltd.	400	2,067
Tomoku Co. Ltd.	800	9,655
TOMONY Holdings, Inc.	9,400	25,132
Tomy Co. Ltd.	3,700	41,399
Tonami Holdings Co. Ltd.	200	6,219
Top Culture Co. Ltd.*	400	598
Topcon Corp.	2,800	37,857
Toppan, Inc.	9,200	185,332
Topre Corp.	2,500	23,247
Topy Industries Ltd.	1,000	14,952
Toray Industries, Inc.	49,800	284,709
Toridoll Holdings Corp.(x)	2,200	45,194
Torigoe Co. Ltd. (The)	1,200	5,444
Torii Pharmaceutical Co. Ltd.	800	19,203
Torishima Pump Manufacturing Co. Ltd.	1,500	17,840
Tose Co. Ltd.	300	1,650
Toshiba Corp.	13,700	459,067
Toshiba TEC Corp.	600	17,752
Tosoh Corp.	10,700	145,382
Totetsu Kogyo Co. Ltd.	1,000	20,454
TOTO Ltd.	5,400	180,916
Tottori Bank Ltd. (The)	300	2,598
Toukei Computer Co. Ltd.	200	10,076
Tow Co. Ltd.	1,200	2,873
Towa Bank Ltd. (The)	1,300	5,349
Towa Corp.(x)	1,200	19,099
Towa Pharmaceutical Co. Ltd.	1,800	25,759
Toyo Construction Co. Ltd.	3,600	24,901
Toyo Corp.	1,600	16,486
Toyo Denki Seizo KK	400	2,783
Toyo Engineering Corp.*	1,600	6,845
Toyo Ink SC Holdings Co. Ltd.	200	3,105
Toyo Kanetsu KK	600	11,886
Toyo Logistics Co. Ltd.	1,000	2,184
Toyo Machinery & Metal Co. Ltd.	1,000	4,456
Toyo Securities Co. Ltd.	4,000	9,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Toyo Seikan Group Holdings Ltd.(x)	4,800	$66,266
Toyo Shutter Co. Ltd.	200	791
Toyo Sugar Refining Co. Ltd.	200	1,368
Toyo Suisan Kaisha Ltd.	3,500	146,759
Toyo Tanso Co. Ltd.	700	21,769
Toyo Tire Corp.	5,000	58,449
Toyo Wharf & Warehouse Co. Ltd.	300	3,050
Toyobo Co. Ltd.	1,700	13,353
Toyoda Gosei Co. Ltd.	2,400	41,439
Toyota Boshoku Corp.	1,800	29,112
Toyota Industries Corp.(x)	5,700	317,410
Toyota Motor Corp.(x)	394,040	5,609,244
Toyota Tsusho Corp.	7,800	332,466
TPR Co. Ltd.	1,500	15,188
Transcosmos, Inc.*	1,600	37,875
TRE Holdings Corp.	2,900	31,370
Trend Micro, Inc.	4,100	201,011
Trusco Nakayama Corp.	1,400	23,763
TS Tech Co. Ltd.	4,600	58,428
TSI Holdings Co. Ltd.	4,825	23,152
Tsubakimoto Chain Co.	1,200	29,208
Tsubakimoto Kogyo Co. Ltd.	200	6,234
Tsudakoma Corp.*	300	1,223
Tsugami Corp.	3,000	32,633
Tsukamoto Corp. Co. Ltd.	200	2,268
Tsukishima Holdings Co. Ltd.	2,000	16,478
Tsukuba Bank Ltd.	5,400	8,695
Tsumura & Co.	2,700	53,655
Tsuruha Holdings, Inc.	1,500	100,304
Tsutsumi Jewelry Co. Ltd.	500	8,764
TV Asahi Holdings Corp.	400	4,558
Tv Tokyo Holdings Corp.	500	9,358
TYK Corp.	1,000	2,495
UACJ Corp.(x)	1,226	24,472
UBE Corp.	900	13,972
Uchida Yoko Co. Ltd.	400	14,871
Ueki Corp.	200	2,021
Ulvac, Inc.	1,200	52,337
Unicafe, Inc.*	300	2,045
Unicharm Corp.	15,000	616,580
Unipres Corp.	1,600	11,144
United Arrows Ltd.	1,100	15,959
United Super Markets Holdings, Inc.	3,520	29,582
Unitika Ltd.*	2,900	4,843
Ushio, Inc.	3,900	49,222
USS Co. Ltd.	7,300	126,534
UT Group Co. Ltd.*	1,600	29,860
Valor Holdings Co. Ltd.	2,400	34,927
Valqua Ltd.	1,000	26,051
Vision, Inc.*	2,900	35,001
Vital KSK Holdings, Inc.	2,300	15,528
Wacoal Holdings Corp.	500	9,391
Wacom Co. Ltd.(x)	8,000	41,834
Wakachiku Construction Co. Ltd.	700	20,227
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,866
Warabeya Nichiyo Holdings Co. Ltd.	700	9,562
WATAMI Co. Ltd.	1,400	9,571
Weathernews, Inc.	300	15,015
Welcia Holdings Co. Ltd.	4,500	96,287
West Japan Railway Co.	8,500	350,161
Wood One Co. Ltd.	400	4,327
W-Scope Corp.(x)*	3,400	32,255
Xebio Holdings Co. Ltd.	1,400	11,095
YAC Holdings Co. Ltd.	500	10,421
Yahagi Construction Co. Ltd.	1,700	10,605
Yaizu Suisankagaku Industry Co. Ltd.	600	3,864
Yakult Honsha Co. Ltd.	5,000	363,498
YAMABIKO Corp.	2,000	19,925
Yamada Holdings Co. Ltd.(x)*	22,372	76,949
Yamagata Bank Ltd. (The)	1,400	10,720
Yamaguchi Financial Group, Inc.(x)	4,000	24,555
Yamaha Corp.	4,200	162,104
Yamaha Motor Co. Ltd.	10,700	280,385
Yamaichi Electronics Co. Ltd.	1,200	17,878
YA-MAN Ltd.	3,200	28,809
Yamanashi Chuo Bank Ltd. (The)	1,400	12,109
Yamashita Health Care Holdings, Inc.	100	1,442
Yamatane Corp.	600	7,627
Yamato Corp.	1,000	6,652
Yamato Holdings Co. Ltd.	9,900	169,820
Yamato International, Inc.	700	1,416
Yamato Kogyo Co. Ltd.	1,200	48,483
Yamaura Corp.	500	4,128
Yamaya Corp.	110	2,162
Yamazaki Baking Co. Ltd.	2,900	35,053
Yamazawa Co. Ltd.	300	2,939
Yamazen Corp.	4,700	36,140
Yaskawa Electric Corp.	7,600	333,003
Yasuda Logistics Corp.	1,000	7,829
Yellow Hat Ltd.	2,200	30,291
Yodogawa Steel Works Ltd.	1,800	37,027
Yokogawa Bridge Holdings Corp.	2,000	32,701
Yokogawa Electric Corp.	6,400	104,173
Yokohama Rubber Co. Ltd. (The)	2,800	59,255
Yokorei Co. Ltd.	2,600	18,830
Yokowo Co. Ltd.	1,000	15,812
Yomeishu Seizo Co. Ltd.	500	7,044
Yondenko Corp.	400	5,704
Yondoshi Holdings, Inc.	900	12,132
Yorozu Corp.	700	4,491
Yoshinoya Holdings Co. Ltd.(x)	3,000	55,044
Yuasa Trading Co. Ltd.(x)	1,200	34,350
Yuken Kogyo Co. Ltd.	200	2,896
Yurtec Corp.	2,000	12,544
Yushin Precision Equipment Co. Ltd.	1,200	6,884
Yushiro Chemical Industry Co. Ltd.	600	3,878
YU-WA Creation Holdings Co. Ltd.	700	1,071
Z Holdings Corp.(x)	105,400	299,075
Zappallas, Inc.	1,000	2,796
Zenkoku Hosho Co. Ltd.	2,400	90,516
Zenrin Co. Ltd.	2,550	16,071
Zensho Holdings Co. Ltd.	3,200	94,830
Zeon Corp.	7,000	74,132
Zeria Pharmaceutical Co. Ltd.	1,100	18,652
Zojirushi Corp.	1,800	21,769
ZOZO, Inc.	4,800	109,771
Zuken, Inc.	800	20,841

		163,933,880

Luxembourg (0.2%)
Eurofins Scientific SE(x)	25,300	1,697,535

Mexico (0.0%)†
Fresnillo plc	9,528	87,683

Netherlands (5.0%)
Adyen NV(m)*	2,128	3,374,193
Akzo Nobel NV	30,200	2,357,178
ASML Holding NV	30,596	20,906,093
EXOR NV*	80,900	6,666,491
ING Groep NV	276,150	3,285,378
Koninklijke Ahold Delhaize NV	74,533	2,549,434
Shell plc	463,975	13,286,252

		52,425,019

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	121,154
Chorus Ltd.	8,126	42,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	7,356	$122,416
Fletcher Building Ltd.(x)	17,976	49,030
Xero Ltd.*	6,287	380,489

		715,485

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	67,802

South Africa (0.2%)
Anglo American plc	77,306	2,558,637

South Korea (1.1%)
NAVER Corp.	41,705	6,564,976
Samsung Electronics Co. Ltd. (Preference)(q)	117,800	4,919,134

		11,484,110

Spain (2.1%)
Amadeus IT Group SA*	79,393	5,315,891
Banco Bilbao Vizcaya Argentaria SA(x)	481,045	3,436,699
Banco Santander SA(x)	1,299,837	4,842,160
Iberdrola SA	445,934	5,554,673
Industria de Diseno Textil SA	83,755	2,812,733

		21,962,156

Sweden (1.0%)
Sandvik AB(x)	64,200	1,364,340
SKF AB, Class B	267,400	5,276,579
Volvo AB, Class B(x)	217,600	4,488,228

		11,129,147

Switzerland (0.9%)
Cie Financiere Richemont SA
(Registered)	4,800	769,444
Novartis AG (Registered)	43,600	4,002,693
Schindler Holding AG	9,000	1,990,890
Swatch Group AG (The)	7,596	2,611,823

		9,374,850

United Kingdom (14.8%)
3i Group plc	63,724	1,328,755
abrdn plc(x)	66,312	167,002
Admiral Group plc	16,922	425,942
Ashtead Group plc	82,454	5,051,807
Associated British Foods plc	25,090	602,164
AstraZeneca plc	94,974	13,182,406
Auto Trader Group plc(m)	66,493	506,793
Aviva plc	173,399	866,727
B&M European Value Retail SA	56,004	334,138
BAE Systems plc	199,341	2,416,614
Barclays plc	1,028,632	1,857,218
Barratt Developments plc	52,684	304,215
Beazley plc	21,841	161,037
Berkeley Group Holdings plc	5,648	293,027
BP plc	1,189,391	7,529,970
British American Tobacco plc	142,362	4,989,041
British Land Co. plc (The) (REIT)	103,294	495,994
BT Group plc	447,983	806,082
Bunzl plc	20,769	784,785
Burberry Group plc	24,656	788,936
Centrica plc	359,571	471,226
CNH Industrial NV	456,000	6,975,586
Compass Group plc	208,659	5,246,510
ConvaTec Group plc(m)	97,733	275,847
Croda International plc	8,460	679,539
DCC plc	5,604	327,072
Diageo plc	143,376	6,398,929
DS Smith plc	87,864	341,414
Entain plc	35,012	544,891
Frasers Group plc*	7,567	72,731
Halma plc	22,889	631,889
Hargreaves Lansdown plc	21,726	215,014
HSBC Holdings plc	1,288,229	8,770,359
Imperial Brands plc	62,921	1,447,004
Informa plc	458,439	3,917,627
InterContinental Hotels Group plc	12,668	832,395
International Consolidated Airlines Group SA*	244,296	456,713
Intertek Group plc	9,111	456,654
J Sainsbury plc	113,698	391,531
JD Sports Fashion plc	156,770	345,164
Johnson Matthey plc	6,185	151,573
Kingfisher plc	123,753	399,860
Land Securities Group plc (REIT)	71,551	549,952
Legal & General Group plc	372,771	1,102,597
Liberty Global plc, Class A*	206,683	4,030,318
Lloyds Banking Group plc	20,035,016	11,819,591
London Stock Exchange Group plc	24,916	2,421,443
M&G plc	186,768	457,464
Melrose Industries plc	273,078	562,846
National Grid plc	230,565	3,129,607
NatWest Group plc	317,864	1,038,584
Next plc	8,467	688,066
Ocado Group plc*	38,183	253,413
Pearson plc	49,633	517,976
Persimmon plc	24,449	380,251
Phoenix Group Holdings plc	42,528	287,290
Reckitt Benckiser Group plc	75,209	5,713,973
RELX plc	115,439	3,737,035
Rentokil Initial plc	154,803	1,131,886
Rightmove plc	63,992	446,190
Rolls-Royce Holdings plc*	524,832	969,323
RS Group plc	30,345	343,160
Sage Group plc (The)	75,205	720,591
Schroders plc	1,136,952	6,478,825
Segro plc (REIT)	71,665	682,119
Severn Trent plc	16,966	602,608
Smith & Nephew plc	61,161	850,957
Smiths Group plc	99,394	2,106,408
Spirax-Sarco Engineering plc	4,477	657,016
SSE plc	66,770	1,487,273
St James’s Place plc	37,996	569,218
Standard Chartered plc	157,127	1,195,539
Taylor Wimpey plc	192,890	284,141
Tesco plc	450,270	1,476,473
Unilever plc (Cboe Europe)	119,331	6,171,646
Unilever plc (London Stock
Exchange)	42,825	2,218,672
UNITE Group plc (The) (REIT)	18,779	222,841
United Utilities Group plc	48,838	638,645
Virgin Money UK plc (CHDI)	42,653	76,045
Vodafone Group plc	1,671,881	1,847,911
Weir Group plc (The)	8,597	197,248
Whitbread plc	14,521	536,383
WPP plc	422,924	5,017,663

		155,861,368

United States (4.1%)
Amcor plc (CHDI)	28,100	314,731
Block, Inc. (CRDI)*	1,701	118,287
Computershare Ltd.	24,812	359,646
CSL Ltd.	19,854	3,830,799
Experian plc	58,641	1,930,181
GSK plc	255,707	4,560,632
Haleon plc	308,738	1,231,723
Holcim AG*	89,079	5,746,220
James Hardie Industries plc (CHDI)	19,668	422,183
News Corp. (CHDI), Class B	2,956	50,458
Reliance Worldwide Corp. Ltd.	24,282	60,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ResMed, Inc. (CHDI)	19,152	$416,893
Roche Holding AG	13,185	3,773,381
Sanofi	86,026	9,368,417
Schneider Electric SE	44,674	7,468,106
Sims Ltd.	6,752	70,550
Stellantis NV	176,132	3,204,889

		42,927,267

Total Common Stocks (89.2%) (Cost $790,641,178)		939,901,914

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	97,201
Scottish Mortgage Investment Trustplc	92,094	775,095

		872,296

United States (0.0%)†
Pershing Square Holdings Ltd.	6,045	210,868

Total Closed End Funds (0.1%) (Cost $860,762)		1,083,164

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,222,979, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $3,286,125.(xx)	$3,221,691	3,221,691
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $10,004,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51;total market value $10,205,442.(xx)	10,000,000	10,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $6,404,400, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $7,058,893.(xx)	6,400,000	6,400,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $1,000,803, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		20,621,691

Total Short-Term Investments (2.0%) (Cost $20,621,691)		20,621,691

Total Investments in Securities (91.3%) (Cost $812,123,631)		961,606,769
Other Assets Less Liabilities (8.7%)		91,690,244

Net Assets (100%)		$1,053,297,013

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $10,974,451 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $29,320,390. This was collateralized by $10,466,242 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/15/23 - 11/15/52 and by cash of $20,621,691 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Consumer Discretionary	$175,705,825	16.7%
Financials	173,573,863	16.5
Industrials	146,147,253	13.9
Health Care	87,697,759	8.3
Information Technology	85,331,723	8.1
Consumer Staples	82,851,717	7.9
Materials	72,986,658	6.9
Communication Services	48,593,419	4.6
Energy	39,431,824	3.7
Repurchase Agreements	20,621,691	2.0
Utilities	18,295,620	1.7
Real Estate	9,286,253	0.9
Closed End Funds	1,083,164	0.1
Cash and Other	91,690,244	8.7

		100.0%

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	910	6/2023	EUR	42,051,596	2,282,789
FTSE 100 Index	275	6/2023	GBP	25,914,544	434,984
SPI 200 Index	86	6/2023	AUD	10,334,672	72,655
TOPIX Index	171	6/2023	JPY	25,802,937	(70,993)

					2,719,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	14,654,030	USD	9,752,609	HSBC Bank plc	6/16/2023	69,593
EUR	740,098	USD	799,633	HSBC Bank plc	6/16/2023	6,395
GBP	19,177,373	USD	23,260,044	HSBC Bank plc	6/16/2023	432,135
JPY	2,873,042,300	USD	21,682,684	HSBC Bank plc	6/16/2023	193,706

Total unrealized appreciation						701,829

JPY	211,821,042	USD	1,639,646	Deutsche Bank AG	6/16/2023	(26,764)
USD	706,185	AUD	1,059,478	Deutsche Bank AG	6/16/2023	(3,955)
USD	45,519,803	EUR	42,341,215	HSBC Bank plc	6/16/2023	(593,296)
USD	698,375	GBP	567,439	Deutsche Bank AG	6/16/2023	(2,652)
USD	769,894	JPY	102,085,858	HSBC Bank plc	6/16/2023	(7,425)

Total unrealized depreciation						(634,092)

Net unrealized appreciation						67,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$1,083,164	$—	$1,083,164
Common Stocks
Australia	—	73,134,270	—	73,134,270
Austria	—	493,976	—	493,976
Belgium	—	11,136,993	—	11,136,993
Burkina Faso	—	268,636	—	268,636
Canada	7,519,887	—	—	7,519,887
Chile	—	426,365	—	426,365
China	2,523,205	19,821,664	—	22,344,869
Denmark	—	3,898,933	—	3,898,933
Finland	—	5,436,243	—	5,436,243
France	—	139,652,856	—	139,652,856
Germany	—	156,537,597	—	156,537,597
Hong Kong	—	8,181,464	—	8,181,464
India	—	1,920,110	—	1,920,110
Indonesia	—	23,374	—	23,374
Ireland	6,685,161	6,105,054	—	12,790,215
Italy	—	21,911,187	—	21,911,187
Japan	—	163,883,174	50,706	163,933,880
Luxembourg	—	1,697,535	—	1,697,535
Mexico	—	87,683	—	87,683
Netherlands	—	52,425,019	—	52,425,019
New Zealand	—	715,485	—	715,485
Nigeria	—	67,802	—	67,802
South Africa	—	2,558,637	—	2,558,637
South Korea	—	11,484,110	—	11,484,110
Spain	—	21,962,156	—	21,962,156
Sweden	—	11,129,147	—	11,129,147
Switzerland	—	9,374,850	—	9,374,850
United Kingdom	4,030,318	151,831,050	—	155,861,368
United States	—	42,927,267	—	42,927,267
Forward Currency Contracts	—	701,829	—	701,829
Futures	2,790,428	—	—	2,790,428
Short-Term Investments
Repurchase Agreements	—	20,621,691	—	20,621,691

Total Assets	$23,548,999	$941,499,321	$50,706	$965,099,026

Liabilities:
Forward Currency Contracts	$—	$(634,092)	$—	$(634,092)
Futures	(70,993)	—	—	(70,993)

Total Liabilities	$(70,993)	$(634,092)	$—	$(705,085)

Total	$23,478,006	$940,865,229	$50,706	$964,393,941

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $50,706 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,667,740
Aggregate gross unrealized depreciation	(94,701,972)

Net unrealized appreciation	$143,965,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$820,428,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Interactive Media & Services (3.0%)
Alphabet, Inc., Class A*	17,521	$1,817,453
Meta Platforms, Inc., Class A*	29,681	6,290,591

		8,108,044

Media (1.4%)
Comcast Corp., Class A	97,557	3,698,386

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	22,911	3,318,429

Total Communication Services		15,124,859

Consumer Discretionary (6.4%)
Automobiles (1.7%)
General Motors Co.	122,519	4,493,997

Broadline Retail (0.7%)
eBay, Inc.	41,045	1,821,167

Hotels, Restaurants & Leisure (2.7%)
Booking Holdings, Inc.*	1,351	3,583,406
Las Vegas Sands Corp.*	65,971	3,790,034

		7,373,440

Specialty Retail (0.4%)
Ross Stores, Inc.	10,973	1,164,564

Textiles, Apparel & Luxury Goods (0.9%)
Ralph Lauren Corp.	21,922	2,557,640

Total Consumer Discretionary		17,410,808

Consumer Staples (7.6%)
Beverages (1.1%)
Coca-Cola Co. (The)	50,943	3,159,994

Food Products (1.3%)
Kraft Heinz Co. (The)	89,906	3,476,665

Household Products (1.4%)
Kimberly-Clark Corp.	28,636	3,843,524

Personal Care Products (1.0%)
Haleon plc	693,541	2,766,911

Tobacco (2.8%)
Philip Morris International, Inc.	77,350	7,522,288

Total Consumer Staples		20,769,382

Energy (10.2%)
Oil, Gas & Consumable Fuels (10.2%)
Chevron Corp.	42,892	6,998,259
ConocoPhillips	38,968	3,866,015
Devon Energy Corp.	27,051	1,369,051
Exxon Mobil Corp.	23,531	2,580,410
Hess Corp.	20,297	2,686,105
Marathon Oil Corp.	120,692	2,891,780
Pioneer Natural Resources Co.	11,404	2,329,153
Suncor Energy, Inc.	159,626	4,956,387

Total Energy		27,677,160

Financials (18.3%)
Banks (10.9%)
Bank of America Corp.	223,013	6,378,172
Citigroup, Inc.	74,808	3,507,747
Citizens Financial Group, Inc.	87,296	2,651,180
Fifth Third Bancorp	102,265	2,724,340
Huntington Bancshares, Inc.	243,120	2,722,944
JPMorgan Chase & Co.	26,724	3,482,404
M&T Bank Corp.	18,452	2,206,306
Wells Fargo & Co.	161,046	6,019,899

		29,692,992

Capital Markets (3.7%)
Goldman Sachs Group, Inc. (The)	10,895	3,563,864
Morgan Stanley	17,959	1,576,800
State Street Corp.	64,842	4,907,891

		10,048,555

Insurance (3.7%)
Allstate Corp. (The)	20,243	2,243,127
American International Group, Inc.	109,576	5,518,247
MetLife, Inc.	42,695	2,473,748

		10,235,122

Total Financials		49,976,669

Health Care (18.8%)
Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	34,376	1,394,291
Becton Dickinson & Co.	13,291	3,290,054
Dentsply Sirona, Inc.	33,044	1,297,968
Medtronic plc	37,468	3,020,670

		9,002,983

Health Care Providers & Services (9.2%)
CVS Health Corp.	60,228	4,475,543
Elevance Health, Inc.	13,394	6,158,695
HCA Healthcare, Inc.	8,353	2,202,519
Henry Schein, Inc.*	41,873	3,414,324
Humana, Inc.	5,222	2,535,072
McKesson Corp.	9,900	3,524,895
Universal Health Services, Inc., Class B	20,741	2,636,181

		24,947,229

Pharmaceuticals (6.3%)
Bristol-Myers Squibb Co.	43,567	3,019,629
Johnson & Johnson	27,877	4,320,935
Merck & Co., Inc.	43,441	4,621,688
Sanofi (ADR)	97,126	5,285,597

		17,247,849

Total Health Care		51,198,061

Industrials (13.3%)
Aerospace & Defense (1.0%)
Textron, Inc.	38,524	2,720,950

Air Freight & Logistics (2.3%)
FedEx Corp.	27,286	6,234,578

Building Products (2.0%)
Johnson Controls International plc	89,076	5,364,157

Electrical Equipment (3.3%)
Eaton Corp. plc	27,970	4,792,379
Emerson Electric Co.	49,313	4,297,135

		9,089,514

Industrial Conglomerates (1.3%)
General Electric Co.	37,730	3,606,988

Machinery (3.4%)
Caterpillar, Inc.	22,004	5,035,395
Westinghouse Air Brake Technologies Corp.	42,393	4,284,237

		9,319,632

Total Industrials		36,335,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (12.4%)
Communications Equipment (3.6%)
Cisco Systems, Inc.	122,587	$6,408,236
F5, Inc.*	22,500	3,278,025

		9,686,261

IT Services (2.7%)
Cognizant Technology Solutions Corp., Class A	66,468	4,049,895
DXC Technology Co.*	133,014	3,399,838

		7,449,733

Semiconductors & Semiconductor Equipment (4.0%)
Intel Corp.	78,057	2,550,122
NXP Semiconductors NV	27,554	5,138,132
QUALCOMM, Inc.	26,284	3,353,313

		11,041,567

Software (2.1%)
Microsoft Corp.	19,867	5,727,656

Total Information Technology		33,905,217

Materials (3.2%)
Chemicals (1.7%)
BASF SE	29,563	1,550,463
CF Industries Holdings, Inc.	43,288	3,137,947

		4,688,410

Containers & Packaging (1.5%)
International Paper Co.	112,323	4,050,367

Total Materials		8,738,777

Utilities (1.6%)
Multi-Utilities (1.6%)
Dominion Energy, Inc.	75,581	4,225,734

Total Utilities		4,225,734

Total Common Stocks (97.4%) (Cost $193,640,835)		265,362,486

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	190,288	190,346

Total Short-Term Investment (0.1%) (Cost $190,346)		190,346

Total Investments in Securities (97.5%) (Cost $193,831,181)		265,552,832
Other Assets Less Liabilities (2.5%)		6,790,065

Net Assets (100%)		$272,342,897

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	276,746	USD	201,699	Deutsche Bank AG	4/14/2023	3,098
CAD	517,782	USD	378,250	Royal Bank of Canada	4/14/2023	4,919
EUR	63,711	USD	68,489	Royal Bank of Canada	4/14/2023	643
GBP	63,459	USD	77,700	Royal Bank of Canada	4/14/2023	599
USD	103,292	EUR	95,160	Goldman Sachs International	4/14/2023	34

Total unrealized appreciation						9,293

USD	2,726,361	CAD	3,762,905	CIBC World Markets, Inc.	4/14/2023	(58,258)
USD	65,820	CAD	90,158	Deutsche Bank AG	4/14/2023	(898)
USD	48,651	CAD	66,166	Goldman Sachs International	4/14/2023	(313)
USD	138,578	CAD	188,851	Royal Bank of Canada	4/14/2023	(1,175)
USD	199,453	EUR	185,178	Goldman Sachs International	4/14/2023	(1,483)
USD	3,063,459	EUR	2,899,293	Royal Bank of Canada	4/14/2023	(82,555)
USD	36,782	GBP	30,342	Deutsche Bank AG	4/14/2023	(656)
USD	1,359,229	GBP	1,146,250	Royal Bank of Canada	4/14/2023	(55,078)

Total unrealized depreciation						(200,416)

Net unrealized depreciation						(191,123)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,124,859	$—	$—	$15,124,859
Consumer Discretionary	17,410,808	—	—	17,410,808
Consumer Staples	18,002,471	2,766,911	—	20,769,382
Energy	27,677,160	—	—	27,677,160
Financials	49,976,669	—	—	49,976,669
Health Care	51,198,061	—	—	51,198,061
Industrials	36,335,819	—	—	36,335,819
Information Technology	33,905,217	—	—	33,905,217
Materials	7,188,314	1,550,463	—	8,738,777
Utilities	4,225,734	—	—	4,225,734
Forward Currency Contracts	—	9,293	—	9,293
Short-Term Investment
Investment Company	190,346	—	—	190,346

Total Assets	$261,235,458	$4,326,667	$—	$265,562,125
Liabilities:
Forward Currency Contracts	$—	$(200,416)	$—	$(200,416)

Total Liabilities	$—	$(200,416)	$—	$(200,416)

Total	$261,235,458	$4,126,251	$—	$265,361,709

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,679,760
Aggregate gross unrealized depreciation	(6,883,588)

Net unrealized appreciation	$70,796,172

Federal income tax cost of investments in securities and derivative instruments, if applicable	$194,565,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.3%)
Canadian Pacific Railway Ltd.	11,671	$897,967

China (4.7%)
JD.com, Inc. (ADR)	270,335	11,865,003
Meituan, Class B(m)*	148,580	2,698,751
Tencent Holdings Ltd.	52,800	2,579,985
Yum China Holdings, Inc.	5,769	365,697

		17,509,436

Denmark (4.3%)
Novo Nordisk A/S, Class B	102,349	16,242,028

France (14.4%)
Airbus SE	124,496	16,678,268
Dassault Systemes SE	40,282	1,663,645
EssilorLuxottica SA	11,781	2,126,781
Kering SA	14,407	9,402,824
LVMH Moet Hennessy Louis Vuitton SE	25,583	23,445,741
Pernod Ricard SA	2,839	643,260

		53,960,519

Germany (2.3%)
Allianz SE (Registered)	5,077	1,171,985
SAP SE	59,088	7,433,106

		8,605,091

India (4.6%)
DLF Ltd.	2,433,848	10,602,930
HDFC Bank Ltd.	38,232	751,642
ICICI Bank Ltd. (ADR)	272,932	5,889,873

		17,244,445

Israel (0.7%)
Nice Ltd. (ADR)*	11,551	2,643,908

Italy (0.9%)
Brunello Cucinelli SpA	34,926	3,469,939

Japan (6.6%)
Hoya Corp.	5,300	586,091
Keyence Corp.	26,956	13,215,626
Murata Manufacturing Co. Ltd.	95,051	5,804,180
Omron Corp.	16,100	942,027
TDK Corp.	117,100	4,202,440

		24,750,364

Netherlands (1.4%)
ASML Holding NV	7,341	5,016,068
Universal Music Group NV	14,882	376,203

		5,392,271

Spain (1.3%)
Amadeus IT Group SA*	74,342	4,977,693

Sweden (4.2%)
Assa Abloy AB, Class B	281,631	6,761,914
Atlas Copco AB, Class A	709,262	8,992,385

		15,754,299

Switzerland (1.0%)
Lonza Group AG (Registered)	5,873	3,532,405

United States (52.0%)
Adobe, Inc.*	28,621	11,029,675
Agilent Technologies, Inc.	49,161	6,800,933
Alphabet, Inc., Class A*	336,049	34,858,363
Amazon.com, Inc.*	33,150	3,424,063
Analog Devices, Inc.	104,596	20,628,423
Avantor, Inc.*	85,221	1,801,572
Boston Scientific Corp.*	25,094	1,255,453
Charles River Laboratories International, Inc.*	6,133	1,237,762
Charter Communications, Inc., Class A*	4,785	1,711,164
Danaher Corp.	7,981	2,011,531
Datadog, Inc., Class A*	9,712	705,674
Ecolab, Inc.	7,672	1,269,946
Equifax, Inc.	35,289	7,158,021
Fidelity National Information Services, Inc.	19,063	1,035,693
IDEXX Laboratories, Inc.*	3,253	1,626,760
Illumina, Inc.*	13,461	3,130,355
Intuit, Inc.	37,508	16,722,192
Intuitive Surgical, Inc.*	11,876	3,033,962
IQVIA Holdings, Inc.*	18,182	3,616,218
Lam Research Corp.	1,263	669,542
Marriott International, Inc., Class A	15,380	2,553,695
Marvell Technology, Inc.	109,190	4,727,927
Meta Platforms, Inc., Class A*	95,525	20,245,568
Microsoft Corp.	22,098	6,370,853
NVIDIA Corp.	11,525	3,201,299
Phathom Pharmaceuticals, Inc.*	50,751	362,362
S&P Global, Inc.	46,836	16,147,648
Splunk, Inc.*	17,001	1,630,056
United Parcel Service, Inc., Class B	39,467	7,656,203
Visa, Inc., Class A	35,869	8,087,025

		194,709,938

Total Investments in Securities (98.7%) (Cost $213,645,742)		369,690,303
Other Assets Less Liabilities (1.3%)		4,839,688

Net Assets (100%)		$374,529,991

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $2,698,751 or 0.7% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Information Technology	$106,606,641	28.5%
Consumer Discretionary	62,203,406	16.6
Communication Services	59,771,283	16.0
Industrials	48,144,758	12.9
Health Care	47,364,213	12.6
Financials	33,083,866	8.8
Real Estate	10,602,930	2.8
Materials	1,269,946	0.3
Consumer Staples	643,260	0.2
Cash and Other	4,839,688	1.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$897,967	$—	$—	$897,967
China	12,230,700	5,278,736	—	17,509,436
Denmark	—	16,242,028	—	16,242,028
France	—	53,960,519	—	53,960,519
Germany	—	8,605,091	—	8,605,091
India	5,889,873	11,354,572	—	17,244,445
Israel	2,643,908	—	—	2,643,908
Italy	—	3,469,939	—	3,469,939
Japan	—	24,750,364	—	24,750,364
Netherlands	—	5,392,271	—	5,392,271
Spain	—	4,977,693	—	4,977,693
Sweden	—	15,754,299	—	15,754,299
Switzerland	—	3,532,405	—	3,532,405
United States	194,709,938	—	—	194,709,938

Total Assets	$216,372,386	$153,317,917	$—	$369,690,303

Total Liabilities	$—	$—	$—	$—

Total	$216,372,386	$153,317,917	$—	$369,690,303

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,779,456
Aggregate gross unrealized depreciation	(10,155,376)

Net unrealized appreciation	$155,624,080

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,066,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.5%)
Dexus (REIT)	210,387	$1,065,982

Belgium (1.0%)
Cofinimmo SA (REIT)	24,506	2,168,011

Canada (16.0%)
Cameco Corp.	59,671	1,562,528
Canfor Corp.*	284,705	4,575,503
Enbridge, Inc.	210,966	8,043,713
Interfor Corp.*	269,278	4,387,349
Keyera Corp.	231,497	5,068,440
Nutrien Ltd.	73,678	5,441,214
Pembina Pipeline Corp.	51,471	1,667,333
TC Energy Corp.	62,618	2,435,685

		33,181,765

China (2.9%)
ENN Energy Holdings Ltd.	129,700	1,771,720
Wilmar International Ltd.	1,363,100	4,325,834

		6,097,554

France (4.0%)
Vinci SA	73,152	8,394,158

Germany (1.4%)
LEG Immobilien SE	53,297	2,918,238

Hong Kong (2.8%)
Hang Lung Properties Ltd.	1,751,000	3,282,621
Link REIT (REIT)	406,600	2,607,556

		5,890,177

Japan (4.5%)
Japan Prime Realty Investment Corp. (REIT)	786	2,070,615
Mitsui Fudosan Co. Ltd.	232,400	4,367,397
Tokyo Gas Co. Ltd.	159,200	2,997,805

		9,435,817

Netherlands (0.7%)
Shell plc	46,897	1,342,929

Spain (3.9%)
Cellnex Telecom SA(m)	152,397	5,932,174
Ferrovial SA	70,306	2,068,192

		8,000,366

Sweden (0.9%)
Castellum AB	158,694	1,850,248

Switzerland (0.5%)
Flughafen Zurich AG (Registered)*	6,050	1,110,313

United Kingdom (6.7%)
National Grid plc	474,785	6,444,563
Pennon Group plc	135,071	1,459,302
Segro plc (REIT)	409,270	3,895,495
Shaftesbury Capital plc (REIT)	1,451,877	2,058,855

		13,858,215

United States (53.6%)
Alexandria Real Estate Equities, Inc. (REIT)	19,662	2,469,351
American Homes 4 Rent (REIT), Class A	55,141	1,734,184
American Tower Corp. (REIT)	48,374	9,884,743
Archer-Daniels-Midland Co.	37,575	2,993,225
Camden Property Trust (REIT)	20,371	2,135,696
CenterPoint Energy, Inc.	44,871	1,321,900
Cheniere Energy, Inc.	35,466	5,589,442
Chevron Corp.	6,453	1,052,871
Corteva, Inc.	44,007	2,654,062
Crown Castle, Inc. (REIT)	31,721	4,245,539
CubeSmart (REIT)	14,301	660,992
Digital Realty Trust, Inc. (REIT)	50,320	4,946,959
EOG Resources, Inc.	14,910	1,709,133
Equinix, Inc. (REIT)	3,529	2,544,550
Equity Residential (REIT)	21,339	1,280,340
Essential Utilities, Inc.	49,714	2,170,016
Exxon Mobil Corp.	7,956	872,455
Healthpeak Properties, Inc. (REIT)	132,788	2,917,352
Invitation Homes, Inc. (REIT)	74,224	2,318,016
Kilroy Realty Corp. (REIT)	111,878	3,624,847
Life Storage, Inc. (REIT)	45,437	5,956,336
Mid-America Apartment Communities, Inc. (REIT)	7,354	1,110,748
ONEOK, Inc.	23,782	1,511,108
Pebblebrook Hotel Trust (REIT)	75,922	1,065,945
Pioneer Natural Resources Co.	9,319	1,903,313
Prologis, Inc. (REIT)	58,782	7,334,230
Public Storage (REIT)	10,066	3,041,341
Regency Centers Corp. (REIT)	46,092	2,819,909
Rexford Industrial Realty, Inc. (REIT)	85,883	5,122,921
RLJ Lodging Trust (REIT)	105,910	1,122,646
SBA Communications Corp. (REIT)	16,458	4,296,690
Simon Property Group, Inc. (REIT)	11,806	1,321,918
Sun Communities, Inc. (REIT)	29,531	4,160,327
Targa Resources Corp.	81,363	5,935,431
UDR, Inc. (REIT)	93,890	3,855,123
Welltower, Inc. (REIT)	30,091	2,157,224
Williams Cos., Inc. (The)	57,242	1,709,246

		111,550,129

Total Investments in Securities (99.4%) (Cost $211,733,719)		206,863,902
Other Assets Less Liabilities (0.6%)		1,274,254

Net Assets (100%)		$208,138,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $5,932,174 or 2.9% of net assets.

Glossary:

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Real Estate	$108,412,945	52.1%
Energy	40,403,627	19.4
Materials	17,058,128	8.2
Utilities	16,165,306	7.8
Industrials	11,572,663	5.6
Consumer Staples	7,319,059	3.5
Communication Services	5,932,174	2.8
Cash and Other	1,274,254	0.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,065,982	$—	$1,065,982
Belgium	—	2,168,011	—	2,168,011
Canada	33,181,765	—	—	33,181,765
China	—	6,097,554	—	6,097,554
France	—	8,394,158	—	8,394,158
Germany	—	2,918,238	—	2,918,238
Hong Kong	—	5,890,177	—	5,890,177
Japan	—	9,435,817	—	9,435,817
Netherlands	—	1,342,929	—	1,342,929
Spain	—	8,000,366	—	8,000,366
Sweden	—	1,850,248	—	1,850,248
Switzerland	—	1,110,313	—	1,110,313
United Kingdom	—	13,858,215	—	13,858,215
United States	111,550,129	—	—	111,550,129

Total Assets	$144,731,894	$62,132,008	$—	$206,863,902

Total Liabilities	$—	$—	$—	$—

Total	$144,731,894	$62,132,008	$—	$206,863,902

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,227,167
Aggregate gross unrealized depreciation	(17,542,035)

Net unrealized depreciation	$(5,314,868)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,178,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	21,003	$404,308
Verizon Communications, Inc.	12,139	472,085

		876,393

Entertainment (0.4%)
Activision Blizzard, Inc.	2,190	187,442
Electronic Arts, Inc.	890	107,201
Live Nation Entertainment, Inc.*	443	31,010
Netflix, Inc.*	1,261	435,650
Take-Two Interactive Software, Inc.*	344	41,039
Walt Disney Co. (The)*	5,108	511,464
Warner Bros Discovery, Inc.*	6,595	99,585

		1,413,391

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	17,379	1,802,723
Alphabet, Inc., Class C*	17,639	1,834,456
Match Group, Inc.*	853	32,747
Meta Platforms, Inc., Class A*	6,846	1,450,941

		5,120,867

Media (0.3%)
Charter Communications, Inc., Class A*	542	193,824
Comcast Corp., Class A	14,508	549,998
DISH Network Corp., Class A*	590	5,505
Fox Corp., Class A	1,006	34,254
Fox Corp., Class B	416	13,025
Interpublic Group of Cos., Inc. (The)	1,162	43,273
News Corp., Class A	1,302	22,485
News Corp., Class B	699	12,184
Omnicom Group, Inc.	699	65,944
Paramount Global, Class B	1,673	37,325

		977,817

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	921	133,398

Total Communication Services		8,521,866

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	791	88,742
BorgWarner, Inc.	604	29,663

		118,405

Automobiles (0.5%)
Ford Motor Co.	11,424	143,942
General Motors Co.	3,532	129,554
Tesla, Inc.*	6,716	1,393,301

		1,666,797

Broadline Retail (0.8%)
Amazon.com, Inc.*	23,819	2,460,264
eBay, Inc.	2,737	121,441
Etsy, Inc.*	335	37,296

		2,619,001

Distributors (0.1%)
Genuine Parts Co.	446	74,620
LKQ Corp.	834	47,338
Pool Corp.	118	40,408

		162,366

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	145	384,599
Caesars Entertainment, Inc.*	671	32,751
Carnival Corp.*	1,125	11,419
Chipotle Mexican Grill, Inc.*	81	138,371
Darden Restaurants, Inc.	367	56,944
Domino’s Pizza, Inc.	115	37,935
Expedia Group, Inc.*	372	36,095
Hilton Worldwide Holdings, Inc.	818	115,232
Las Vegas Sands Corp.*	1,017	58,427
Marriott International, Inc., Class A	813	134,990
McDonald’s Corp.	2,296	641,985
MGM Resorts International	1,347	59,834
Norwegian Cruise Line Holdings Ltd.*	540	7,263
Royal Caribbean Cruises Ltd.*	493	32,193
Starbucks Corp.	4,013	417,874
Wynn Resorts Ltd.*	265	29,656
Yum! Brands, Inc.	939	124,023

		2,319,591

Household Durables (0.1%)
DR Horton, Inc.	978	95,541
Garmin Ltd.	339	34,212
Lennar Corp., Class A	752	79,043
Mohawk Industries, Inc.*	187	18,741
Newell Brands, Inc.	1,453	18,075
NVR, Inc.*	7	39,005
PulteGroup, Inc.	685	39,922
Whirlpool Corp.	185	24,424

		348,963

Leisure Products (0.0%)†
Hasbro, Inc.	359	19,275

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	212	25,781
AutoZone, Inc.*	94	231,066
Bath & Body Works, Inc.	723	26,448
Best Buy Co., Inc.	752	58,859
CarMax, Inc.*	526	33,811
Home Depot, Inc. (The)	3,355	990,128
Lowe’s Cos., Inc.	2,409	481,728
O’Reilly Automotive, Inc.*	247	209,698
Ross Stores, Inc.	1,087	115,363
TJX Cos., Inc. (The)	3,642	285,387
Tractor Supply Co.	356	83,674
Ulta Beauty, Inc.*	172	93,855

		2,635,798

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,696	453,277
Ralph Lauren Corp.	164	19,134
Tapestry, Inc.	861	37,118
VF Corp.	898	20,573

		530,102

Total Consumer Discretionary		10,420,298

Consumer Staples (2.3%)
Beverages (0.6%)
Brown-Forman Corp., Class B	807	51,866
Coca-Cola Co. (The)	11,055	685,742
Constellation Brands, Inc., Class A	474	107,072
Keurig Dr Pepper, Inc.	2,172	76,628
Molson Coors Beverage Co., Class B	572	29,561
Monster Beverage Corp.*	2,310	124,763
PepsiCo, Inc.	4,043	737,039

		1,812,671

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,261	626,553
Dollar General Corp.	763	160,581
Dollar Tree, Inc.*	733	105,222
Kroger Co. (The)	2,316	114,341
Sysco Corp.	1,341	103,565
Target Corp.	1,628	269,646
Walgreens Boots Alliance, Inc.	2,459	85,032
Walmart, Inc.	4,208	620,470

		2,085,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.	1,611	$128,332
Bunge Ltd.	406	38,781
Campbell Soup Co.	483	26,555
Conagra Brands, Inc.	1,141	42,856
General Mills, Inc.	1,658	141,693
Hershey Co. (The)	424	107,870
Hormel Foods Corp.	741	29,551
J M Smucker Co. (The)	307	48,312
Kellogg Co.	760	50,889
Kraft Heinz Co. (The)	1,673	64,695
Lamb Weston Holdings, Inc.	430	44,944
McCormick & Co., Inc. (Non- Voting)	696	57,914
Mondelez International, Inc., Class A	4,319	301,121
Tyson Foods, Inc., Class A	902	53,507

		1,137,020

Household Products (0.5%)
Church & Dwight Co., Inc.	752	66,484
Clorox Co. (The)	406	64,246
Colgate-Palmolive Co.	2,573	193,361
Kimberly-Clark Corp.	1,017	136,502
Procter & Gamble Co. (The)	7,267	1,080,530

		1,541,123

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	665	163,896

Tobacco (0.2%)
Altria Group, Inc.	5,400	240,948
Philip Morris International, Inc.	4,484	436,069

		677,017

Total Consumer Staples		7,417,137

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,206	34,805
Halliburton Co.	2,544	80,492
Schlumberger NV	4,022	197,481

		312,778

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	1,128	40,676
Chevron Corp.	5,732	935,233
ConocoPhillips	4,019	398,725
Coterra Energy, Inc.	1,489	36,540
Devon Energy Corp.	1,468	74,295
Diamondback Energy, Inc.	449	60,691
EOG Resources, Inc.	1,685	193,152
EQT Corp.	1,083	34,559
Exxon Mobil Corp.	12,353	1,354,630
Hess Corp.	791	104,681
Kinder Morgan, Inc.	5,723	100,210
Marathon Oil Corp.	2,512	60,187
Marathon Petroleum Corp.	1,321	178,110
Occidental Petroleum Corp.	2,721	169,872
ONEOK, Inc.	1,245	79,107
Phillips 66	1,228	124,495
Pioneer Natural Resources Co.	488	99,669
Targa Resources Corp.	704	51,357
Valero Energy Corp.	1,261	176,036
Williams Cos., Inc. (The)	2,469	73,724

		4,345,949

Total Energy		4,658,727

Financials (4.3%)
Banks (1.1%)
Bank of America Corp.	26,887	768,968
Citigroup, Inc.	7,224	338,734
Citizens Financial Group, Inc.	1,344	40,817
Comerica, Inc.	515	22,361
Fifth Third Bancorp	2,043	54,426
First Republic Bank	491	6,869
Huntington Bancshares, Inc.	3,141	35,179
JPMorgan Chase & Co.	9,754	1,271,044
KeyCorp	3,103	38,850
M&T Bank Corp.	572	68,394
PNC Financial Services Group, Inc. (The)	1,333	169,424
Regions Financial Corp.	3,036	56,348
Signature Bank	191	35
SVB Financial Group*	169	153
Truist Financial Corp.	3,862	131,694
US Bancorp	4,484	161,648
Wells Fargo & Co.	12,519	467,960
Zions Bancorp NA	515	15,414

		3,648,318

Capital Markets (0.9%)
Ameriprise Financial, Inc.	433	132,714
Bank of New York Mellon Corp. (The)	2,891	131,367
BlackRock, Inc.	364	243,560
Cboe Global Markets, Inc.	356	47,789
Charles Schwab Corp. (The)	3,436	179,978
CME Group, Inc.	978	187,307
FactSet Research Systems, Inc.	123	51,056
Franklin Resources, Inc.	843	22,710
Goldman Sachs Group, Inc. (The)	989	323,512
Intercontinental Exchange, Inc.	1,669	174,060
MarketAxess Holdings, Inc.	118	46,172
Moody’s Corp.	477	145,972
Morgan Stanley	4,657	408,885
MSCI, Inc.	253	141,602
Nasdaq, Inc.	1,155	63,144
Northern Trust Corp.	604	53,230
Raymond James Financial, Inc.	575	53,630
S&P Global, Inc.	1,020	351,665
State Street Corp.	1,075	81,367
T. Rowe Price Group, Inc.	714	80,611

		2,920,331

Consumer Finance (0.2%)
American Express Co.	2,011	331,714
Capital One Financial Corp.	1,359	130,681
Discover Financial Services	1,028	101,608
Synchrony Financial	1,959	56,968

		620,971

Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	5,591	1,726,333
Fidelity National Information Services, Inc.	1,344	73,020
Fiserv, Inc.*	1,159	131,002
FleetCor Technologies, Inc.*	256	53,978
Global Payments, Inc.	863	90,822
Jack Henry & Associates, Inc.	241	36,323
Mastercard, Inc., Class A	2,635	957,585
PayPal Holdings, Inc.*	3,248	246,653
Visa, Inc., Class A	5,137	1,158,188

		4,473,904

Insurance (0.7%)
Aflac, Inc.	2,187	141,105
Allstate Corp. (The)	1,026	113,691
American International Group, Inc.	2,570	129,425
Aon plc, Class A	750	236,468
Arch Capital Group Ltd.*	1,203	81,648
Arthur J Gallagher & Co.	517	98,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	136	$16,330
Brown & Brown, Inc.	782	44,902
Chubb Ltd.	1,403	272,435
Cincinnati Financial Corp.	406	45,504
Everest Re Group Ltd.	115	41,172
Globe Life, Inc.	332	36,527
Hartford Financial Services Group, Inc. (The)	1,044	72,756
Lincoln National Corp.	630	14,156
Loews Corp.	699	40,556
Marsh & McLennan Cos., Inc.	1,453	241,997
MetLife, Inc.	2,945	170,633
Principal Financial Group, Inc.	760	56,483
Progressive Corp. (The)	1,718	245,777
Prudential Financial, Inc.	1,222	101,108
Travelers Cos., Inc. (The)	772	132,329
W R Berkley Corp.	679	42,275
Willis Towers Watson plc	392	91,093

		2,467,277

Total Financials		14,130,801

Health Care (4.6%)
Biotechnology (0.7%)
AbbVie, Inc.	5,345	851,833
Amgen, Inc.	1,932	467,061
Biogen, Inc.*	620	172,379
Gilead Sciences, Inc.	3,942	327,068
Incyte Corp.*	491	35,484
Moderna, Inc.*	918	140,986
Regeneron Pharmaceuticals, Inc.*	228	187,341
Vertex Pharmaceuticals, Inc.*	760	239,453

		2,421,605

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	5,250	531,615
Align Technology, Inc.*	220	73,511
Baxter International, Inc.	1,459	59,177
Becton Dickinson & Co.	791	195,804
Boston Scientific Corp.*	4,065	203,372
Cooper Cos., Inc. (The)	151	56,377
Dentsply Sirona, Inc.	604	23,725
Dexcom, Inc.*	1,120	130,122
Edwards Lifesciences Corp.*	1,710	141,468
GE HealthCare Technologies, Inc.*	1,017	83,424
Hologic, Inc.*	818	66,013
IDEXX Laboratories, Inc.*	247	123,520
Insulet Corp.*	223	71,128
Intuitive Surgical, Inc.*	1,017	259,813
Medtronic plc	3,958	319,094
ResMed, Inc.	449	98,327
STERIS plc	267	51,072
Stryker Corp.	939	268,056
Teleflex, Inc.	136	34,450
Zimmer Biomet Holdings, Inc.	604	78,037

		2,868,105

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	474	75,892
Cardinal Health, Inc.	950	71,725
Centene Corp.*	1,673	105,750
Cigna Group (The)	1,092	279,039
CVS Health Corp.	3,727	276,953
DaVita, Inc.*	392	31,795
Elevance Health, Inc.	741	340,719
HCA Healthcare, Inc.	815	214,899
Henry Schein, Inc.*	446	36,367
Humana, Inc.	401	194,670
Laboratory Corp. of America Holdings	307	70,432
McKesson Corp.	594	211,494
Molina Healthcare, Inc.*	175	46,811
Quest Diagnostics, Inc.	369	52,206
UnitedHealth Group, Inc.	2,795	1,320,889
Universal Health Services, Inc., Class B	247	31,394

		3,361,035

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	973	134,605
Bio-Rad Laboratories, Inc., Class A*	73	34,968
Bio-Techne Corp.	461	34,201
Charles River Laboratories International, Inc.*	162	32,695
Danaher Corp.	1,790	451,152
Illumina, Inc.*	430	99,996
IQVIA Holdings, Inc.*	474	94,274
Mettler-Toledo International, Inc.*	85	130,068
PerkinElmer, Inc.	372	49,573
Thermo Fisher Scientific, Inc.	1,186	683,575
Waters Corp.*	247	76,479
West Pharmaceutical Services, Inc.	211	73,105

		1,894,691

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,726	466,179
Catalent, Inc.*	461	30,292
Eli Lilly and Co.	2,786	956,768
Johnson & Johnson	7,861	1,218,455
Merck & Co., Inc.	7,926	843,247
Organon & Co.	791	18,604
Pfizer, Inc.	18,218	743,295
Viatris, Inc.	3,694	35,536
Zoetis, Inc.	1,418	236,012

		4,548,388

Total Health Care		15,093,824

Industrials (2.8%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	1,544	327,992
General Dynamics Corp.	779	177,776
Howmet Aerospace, Inc.	1,155	48,937
Huntington Ingalls Industries, Inc.	136	28,155
L3Harris Technologies, Inc.	665	130,500
Lockheed Martin Corp.	723	341,784
Northrop Grumman Corp.	502	231,783
Raytheon Technologies Corp.	4,241	415,321
Textron, Inc.	723	51,065
TransDigm Group, Inc.	139	102,450

		1,855,763

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	406	40,344
Expeditors International of Washington, Inc.	482	53,078
FedEx Corp.	729	166,569
United Parcel Service, Inc., Class B	1,994	386,816

		646,807

Building Products (0.2%)
A O Smith Corp.	468	32,362
Allegion plc	271	28,924
Carrier Global Corp.	2,293	104,905
Johnson Controls International plc	2,728	164,280
Masco Corp.	890	44,251
Trane Technologies plc	757	139,273

		513,995

Commercial Services & Supplies (0.1%)
Cintas Corp.	256	118,446
Copart, Inc.*	1,188	89,350
Republic Services, Inc.	699	94,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	574	$21,542
Waste Management, Inc.	1,159	189,114

		512,971

Construction & Engineering (0.0%)†
Quanta Services, Inc.	403	67,156

Electrical Equipment (0.2%)
AMETEK, Inc.	668	97,081
Eaton Corp. plc	1,251	214,346
Emerson Electric Co.	1,870	162,952
Generac Holdings, Inc.*	190	20,522
Rockwell Automation, Inc.	372	109,163

		604,064

Ground Transportation (0.3%)
CSX Corp.	7,574	226,765
JB Hunt Transport Services, Inc.	228	40,005
Norfolk Southern Corp.	846	179,352
Old Dominion Freight Line, Inc.	313	106,683
Union Pacific Corp.	2,235	449,816

		1,002,621

Industrial Conglomerates (0.3%)
3M Co.	1,710	179,738
General Electric Co.	3,053	291,867
Honeywell International, Inc.	2,172	415,112

		886,717

Machinery (0.6%)
Caterpillar, Inc.	1,751	400,699
Cummins, Inc.	474	113,229
Deere & Co.	930	383,978
Dover Corp.	474	72,020
Fortive Corp.	890	60,671
IDEX Corp.	223	51,520
Illinois Tool Works, Inc.	873	212,532
Ingersoll Rand, Inc.	674	39,213
Nordson Corp.	137	30,450
Otis Worldwide Corp.	1,167	98,495
PACCAR, Inc.	1,498	109,654
Parker-Hannifin Corp.	385	129,402
Pentair plc	482	26,640
Snap-on, Inc.	172	42,465
Stanley Black & Decker, Inc.	468	37,711
Westinghouse Air Brake Technologies Corp.	136	13,744
Xylem, Inc.	515	53,921

		1,876,344

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	316	13,259
American Airlines Group, Inc.*	1,174	17,317
Delta Air Lines, Inc.*	1,836	64,113
Southwest Airlines Co.	1,459	47,476
United Airlines Holdings, Inc.*	630	27,877

		170,042

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,268	282,295
Broadridge Financial Solutions, Inc.	361	52,912
CoStar Group, Inc.*	1,259	86,682
Equifax, Inc.	379	76,876
Jacobs Solutions, Inc.	313	36,781
Leidos Holdings, Inc.	424	39,034
Paychex, Inc.	978	112,069
Robert Half International, Inc.	313	25,218
Verisk Analytics, Inc.	433	83,075

		794,942

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,694	91,374
United Rentals, Inc.	235	93,004
WW Grainger, Inc.	170	117,098

		301,476

Total Industrials		9,232,898

Information Technology (8.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	639	107,263
Cisco Systems, Inc.	13,961	729,811
F5, Inc.*	199	28,992
Juniper Networks, Inc.	986	33,938
Motorola Solutions, Inc.	461	131,906

		1,031,910

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,710	139,741
CDW Corp.	424	82,634
Corning, Inc.	2,428	85,660
Keysight Technologies, Inc.*	620	100,118
TE Connectivity Ltd.	1,028	134,822
Teledyne Technologies, Inc.*	145	64,867
Trimble, Inc.*	677	35,488
Zebra Technologies Corp., Class A*	161	51,198

		694,528

IT Services (0.4%)
Accenture plc, Class A	1,853	529,606
Akamai Technologies, Inc.*	474	37,114
Cognizant Technology Solutions Corp., Class A	1,679	102,302
DXC Technology Co.*	807	20,627
EPAM Systems, Inc.*	165	49,335
Gartner, Inc.*	256	83,397
International Business Machines Corp.	2,475	324,448
VeriSign, Inc.*	298	62,976

		1,209,805

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	3,736	366,165
Analog Devices, Inc.	1,605	316,538
Applied Materials, Inc.	2,951	362,471
Broadcom, Inc.	1,192	764,716
Enphase Energy, Inc.*	361	75,911
First Solar, Inc.*	319	69,382
Intel Corp.	13,596	444,181
KLA Corp.	468	186,812
Lam Research Corp.	477	252,867
Microchip Technology, Inc.	1,351	113,187
Micron Technology, Inc.	3,360	202,742
Monolithic Power Systems, Inc.	124	62,067
NVIDIA Corp.	7,086	1,968,278
NXP Semiconductors NV	818	152,537
ON Semiconductor Corp.*	1,245	102,488
Qorvo, Inc.*	342	34,737
QUALCOMM, Inc.	4,389	559,949
Skyworks Solutions, Inc.	551	65,007
SolarEdge Technologies, Inc.*	163	49,544
Teradyne, Inc.	512	55,045
Texas Instruments, Inc.	2,853	530,687

		6,735,311

Software (3.0%)
Adobe, Inc.*	1,427	549,923
ANSYS, Inc.*	241	80,205
Autodesk, Inc.*	656	136,553
Cadence Design Systems, Inc.*	763	160,299
Ceridian HCM Holding, Inc.*	409	29,947
Fair Isaac Corp.*	76	53,404
Fortinet, Inc.*	2,150	142,889
Gen Digital, Inc.	1,950	33,462
Intuit, Inc.	723	322,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	22,771	$6,564,879
Oracle Corp.	7,309	679,152
Paycom Software, Inc.*	158	48,034
PTC, Inc.*	295	37,828
Roper Technologies, Inc.	313	137,936
Salesforce, Inc.*	2,073	414,144
ServiceNow, Inc.*	515	239,331
Synopsys, Inc.*	474	183,082
Tyler Technologies, Inc.*	115	40,784

		9,854,187

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	49,402	8,146,390
Hewlett Packard Enterprise Co.	4,535	72,242
HP, Inc.	4,711	138,268
NetApp, Inc.	797	50,888
Seagate Technology Holdings plc	822	54,351
Western Digital Corp.*	890	33,526

		8,495,665

Total Information Technology		28,021,406

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	662	190,133
Albemarle Corp.	356	78,690
Celanese Corp.	415	45,189
CF Industries Holdings, Inc.	625	45,306
Corteva, Inc.	2,256	136,059
Dow, Inc.	2,220	121,700
DuPont de Nemours, Inc.	1,063	76,292
Eastman Chemical Co.	412	34,748
Ecolab, Inc.	763	126,299
FMC Corp.	379	46,287
International Flavors & Fragrances, Inc.	1,063	97,754
Linde plc	1,611	572,614
LyondellBasell Industries NV, Class A	921	86,473
Mosaic Co. (The)	936	42,944
PPG Industries, Inc.	729	97,380
Sherwin-Williams Co. (The)	754	169,477

		1,967,345

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	182	64,621
Vulcan Materials Co.	367	62,962

		127,583

Containers & Packaging (0.1%)
Amcor plc	1,254	14,270
Avery Dennison Corp.	271	48,490
Ball Corp.	1,104	60,841
International Paper Co.	1,159	41,794
Packaging Corp. of America	307	42,621
Sealed Air Corp.	482	22,129
Westrock Co.	708	21,573

		251,718

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,819	156,235
Newmont Corp.	1,595	78,187
Nucor Corp.	973	150,300
Steel Dynamics, Inc.	500	56,530

		441,252

Total Materials		2,787,898

Real Estate (0.7%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,268	27,858
Ventas, Inc. (REIT)	999	43,307
Welltower, Inc. (REIT)	1,026	73,554

		144,719

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,151	35,470

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,970	245,797

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	331	41,570
Boston Properties, Inc. (REIT)	424	22,947

		64,517

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	846	61,597

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	392	65,879
Camden Property Trust (REIT)	332	34,807
Equity Residential (REIT)	1,053	63,180
Essex Property Trust, Inc. (REIT)	212	44,338
Invitation Homes, Inc. (REIT)	1,871	58,431
Mid-America Apartment Communities, Inc. (REIT)	350	52,864
UDR, Inc. (REIT)	714	29,317

		348,816

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	214	21,150
Kimco Realty Corp. (REIT)	1,150	22,460
Realty Income Corp. (REIT)	843	53,379
Regency Centers Corp. (REIT)	424	25,940
Simon Property Group, Inc. (REIT)	884	98,981

		221,910

Specialized REITs (0.4%)
American Tower Corp. (REIT)	1,309	267,481
Crown Castle, Inc. (REIT)	1,231	164,757
Digital Realty Trust, Inc. (REIT)	604	59,379
Equinix, Inc. (REIT)	241	173,771
Extra Space Storage, Inc. (REIT)	353	57,514
Iron Mountain, Inc. (REIT)	757	40,053
Public Storage (REIT)	449	135,661
SBA Communications Corp. (REIT)	339	88,503
VICI Properties, Inc. (REIT)	2,600	84,812
Weyerhaeuser Co. (REIT)	2,147	64,689

		1,136,620

Total Real Estate		2,259,446

Utilities (0.8%)
Electric Utilities (0.6%)
Alliant Energy Corp.	625	33,375
American Electric Power Co., Inc.	1,427	129,843
Constellation Energy Corp.	944	74,104
Duke Energy Corp.	2,000	192,940
Edison International	902	63,672
Entergy Corp.	493	53,116
Evergy, Inc.	843	51,524
Eversource Energy	898	70,277
Exelon Corp.	2,831	118,591
FirstEnergy Corp.	1,294	51,838
NextEra Energy, Inc.	5,484	422,707
NRG Energy, Inc.	881	30,209
PG&E Corp.*	5,023	81,222
Pinnacle West Capital Corp.	342	27,100
PPL Corp.	2,070	57,525
Southern Co. (The)	2,993	208,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	1,453	$97,990

		1,764,286

Gas Utilities (0.0%)†
Atmos Energy Corp.	367	41,236

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,070	49,846

Multi-Utilities (0.2%)
Ameren Corp.	668	57,708
CenterPoint Energy, Inc.	1,204	35,470
CMS Energy Corp.	846	51,927
Consolidated Edison, Inc.	939	89,834
Dominion Energy, Inc.	2,175	121,604
DTE Energy Co.	502	54,989
NiSource, Inc.	1,011	28,268
Public Service Enterprise Group, Inc.	1,533	95,736
Sempra Energy	750	113,370
WEC Energy Group, Inc.	921	87,302

		736,208

Water Utilities (0.0%)†
American Water Works Co., Inc.	542	79,398

Total Utilities		2,670,974

Total Common Stocks (32.0%) (Cost $55,194,063)		105,215,275

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	478	119,576
iShares MSCI EAFE ETF	859	61,436
iShares Russell 2000 ETF	442	78,853

Total Exchange Traded Funds (0.1%) (Cost $273,858)		259,865

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.1%)
U.S. Treasury Notes
0.250%, 3/15/24	$7,050,000	6,763,205
2.500%, 4/30/24	7,500,000	7,330,849
0.250%, 6/15/24	3,300,000	3,137,414
2.375%, 8/15/24	5,400,000	5,255,622
4.250%, 9/30/24	2,000,000	1,996,847
4.375%, 10/31/24	4,975,000	4,978,344
1.500%, 11/30/24	3,400,000	3,250,863
4.500%, 11/30/24	1,321,500	1,326,032
1.000%, 12/15/24	2,600,000	2,462,277
1.375%, 1/31/25	2,500,000	2,378,077
1.125%, 2/28/25	2,200,000	2,079,023
0.375%, 4/30/25	2,792,100	2,588,449
0.250%, 6/30/25	5,600,000	5,157,957
0.250%, 8/31/25	3,850,000	3,524,213
2.250%, 11/15/25	4,600,000	4,411,660
0.375%, 12/31/25	6,600,000	6,011,060
4.000%, 2/15/26	2,750,000	2,759,022
0.500%, 2/28/26	6,100,000	5,539,434
0.750%, 5/31/26	7,700,000	6,997,245
0.875%, 6/30/26	2,250,000	2,049,730
0.750%, 8/31/26	5,600,000	5,056,101
1.250%, 11/30/26	3,900,000	3,564,744
1.250%, 12/31/26	3,800,000	3,468,472
0.625%, 3/31/27	5,682,400	5,033,020
2.750%, 4/30/27	3,300,000	3,177,353
3.125%, 8/31/27	4,700,000	4,593,041
4.125%, 10/31/27	2,000,000	2,036,693
2.250%, 11/15/27	3,800,000	3,570,888
3.500%, 1/31/28	1,350,000	1,341,664
1.125%, 2/29/28	4,150,000	3,680,513
4.000%, 2/29/28	300,000	305,134
1.250%, 3/31/28	1,148,200	1,023,050
1.000%, 7/31/28	6,100,000	5,324,082
2.875%, 8/15/28	1,000,000	962,111
1.375%, 12/31/28	5,170,000	4,574,941
1.875%, 2/28/29	5,120,000	4,646,547
2.375%, 5/15/29	2,605,600	2,429,614
1.625%, 8/15/29	380,000	338,526
1.750%, 11/15/29	5,005,700	4,490,330
4.000%, 2/28/30	4,400,000	4,512,963
0.625%, 5/15/30	2,798,800	2,287,966
0.625%, 8/15/30	1,974,900	1,607,583
0.875%, 11/15/30	2,480,000	2,050,544
1.125%, 2/15/31	1,230,000	1,034,499
1.625%, 5/15/31	2,525,400	2,192,887
1.250%, 8/15/31	1,691,900	1,417,905
1.375%, 11/15/31	3,130,000	2,639,204
1.875%, 2/15/32	2,200,000	1,929,452
2.750%, 8/15/32	5,750,000	5,405,371

Total U.S. Treasury Obligations		164,692,521

Total Long-Term Debt Securities (50.1%) (Cost $173,008,052)		164,692,521

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	217

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (13.8%)
JPMorgan Prime Money Market Fund, IM Shares	45,446,540	45,460,173

Total Short-Term Investment (13.8%) (Cost $45,452,527)		45,460,173

Total Investments in Securities (96.0%) (Cost $273,928,626)		315,628,051
Other Assets Less Liabilities (4.0%)		13,284,361

Net Assets (100%)		$328,912,412

*	Non-income producing.

†	Percent shown is less than 0.05%.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	414	6/2023	USD	43,397,550	1,211,641
Russell 2000 E-Mini Index	69	6/2023	USD	6,256,575	(80,313)
S&P Midcap 400 E-Mini Index	23	6/2023	USD	5,818,310	(6,168)

					1,125,160

Short Contracts
S&P 500 E-Mini Index	(36)	6/2023	USD	(7,447,950)	(350,068)

					(350,068)

					775,092

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,521,866	$—	$—	$8,521,866
Consumer Discretionary	10,420,298	—	—	10,420,298
Consumer Staples	7,417,137	—	—	7,417,137
Energy	4,658,727	—	—	4,658,727
Financials	14,130,801	—	—	14,130,801
Health Care	15,093,824	—	—	15,093,824
Industrials	9,232,898	—	—	9,232,898
Information Technology	28,021,406	—	—	28,021,406
Materials	2,787,898	—	—	2,787,898
Real Estate	2,259,446	—	—	2,259,446
Utilities	2,670,974	—	—	2,670,974
Exchange Traded Funds	259,865	—	—	259,865
Futures	1,211,641	—	—	1,211,641
Rights
Health Care	—	217	—	217
Short-Term Investment
Investment Company	45,460,173	—	—	45,460,173
U.S. Treasury Obligation	—	164,692,521	—	164,692,521

Total Assets	$152,146,954	$164,692,738	$—	$316,839,692

Liabilities:
Futures	$(436,549)	$—	$—	$(436,549)

Total Liabilities	$(436,549)	$—	$—	$(436,549)

Total	$151,710,405	$164,692,738	$—	$316,403,143

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,480,967
Aggregate gross unrealized depreciation	(12,531,804)

Net unrealized appreciation	$43,949,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,453,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	18,818	$362,246
Verizon Communications, Inc.	10,586	411,690

		773,936

Entertainment (0.5%)
Activision Blizzard, Inc.	1,969	168,527
Electronic Arts, Inc.	786	94,674
Live Nation Entertainment, Inc.*	392	27,440
Netflix, Inc.*	1,118	386,247
Take-Two Interactive Software, Inc.*	248	29,586
Walt Disney Co. (The)*	4,599	460,498
Warner Bros Discovery, Inc.*	5,832	88,063

		1,255,035

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	15,279	1,584,891
Alphabet, Inc., Class C*	15,681	1,630,824
Match Group, Inc.*	751	28,831
Meta Platforms, Inc., Class A*	6,174	1,308,517

		4,553,063

Media (0.3%)
Charter Communications, Inc., Class A*	414	148,051
Comcast Corp., Class A	11,628	440,817
DISH Network Corp., Class A*	607	5,663
Fox Corp., Class A	840	28,602
Fox Corp., Class B	444	13,902
Interpublic Group of Cos., Inc. (The)	930	34,633
News Corp., Class A	982	16,959
News Corp., Class B	607	10,580
Omnicom Group, Inc.	533	50,283
Paramount Global, Class B	1,322	29,494

		778,984

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	819	118,624

Total Communication Services		7,479,642

Consumer Discretionary (3.7%)
Automobile Components (0.0%)†
Aptiv plc*	696	78,084
BorgWarner, Inc.	528	25,930

		104,014

Automobiles (0.6%)
Ford Motor Co.	10,140	127,764
General Motors Co.	3,141	115,212
Tesla, Inc.*	5,921	1,228,370

		1,471,346

Broadline Retail (0.9%)
Amazon.com, Inc.*	21,533	2,224,143
eBay, Inc.	2,075	92,068
Etsy, Inc.*	305	33,956

		2,350,167

Distributors (0.1%)
Genuine Parts Co.	392	65,586
LKQ Corp.	846	48,019
Pool Corp.	123	42,120

		155,725

Hotels, Restaurants & Leisure (0.8%)
Booking Holdings, Inc.*	123	326,246
Caesars Entertainment, Inc.*	492	24,014
Carnival Corp.*	1,071	10,871
Chipotle Mexican Grill, Inc.*	90	153,746
Darden Restaurants, Inc.	318	49,341
Domino’s Pizza, Inc.	112	36,945
Expedia Group, Inc.*	335	32,505
Hilton Worldwide Holdings, Inc.	764	107,625
Las Vegas Sands Corp.*	887	50,958
Marriott International, Inc., Class A	696	115,564
McDonald’s Corp.	1,931	539,927
MGM Resorts International	1,430	63,521
Norwegian Cruise Line Holdings Ltd.*	555	7,465
Royal Caribbean Cruises Ltd.*	427	27,883
Starbucks Corp.	3,084	321,137
Wynn Resorts Ltd.*	248	27,754
Yum! Brands, Inc.	802	105,928

		2,001,430

Household Durables (0.2%)
DR Horton, Inc.	887	86,651
Garmin Ltd.	392	39,561
Lennar Corp., Class A	764	80,304
Mohawk Industries, Inc.*	161	16,135
Newell Brands, Inc.	1,036	12,888
NVR, Inc.*	22	122,588
PulteGroup, Inc.	685	39,922
Whirlpool Corp.	180	23,764

		421,813

Leisure Products (0.0%)†
Hasbro, Inc.	305	16,375

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	180	21,890
AutoZone, Inc.*	90	221,233
Bath & Body Works, Inc.	764	27,947
Best Buy Co., Inc.	555	43,440
CarMax, Inc.*	427	27,447
Home Depot, Inc. (The)	2,815	830,763
Lowe’s Cos., Inc.	2,012	402,340
O’Reilly Automotive, Inc.*	212	179,984
Ross Stores, Inc.	930	98,701
TJX Cos., Inc. (The)	3,095	242,524
Tractor Supply Co.	305	71,687
Ulta Beauty, Inc.*	161	87,853

		2,255,809

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,190	391,222
Ralph Lauren Corp.	161	18,784
Tapestry, Inc.	767	33,065
VF Corp.	802	18,374

		461,445

Total Consumer Discretionary		9,238,124

Consumer Staples (2.6%)
Beverages (0.6%)
Brown-Forman Corp., Class B	427	27,443
Coca-Cola Co. (The)	9,890	613,477
Constellation Brands, Inc., Class A	414	93,518
Keurig Dr Pepper, Inc.	1,855	65,444
Molson Coors Beverage Co., Class B	492	25,427
Monster Beverage Corp.*	1,942	104,887
PepsiCo, Inc.	3,579	652,452

		1,582,648

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,118	555,501
Dollar General Corp.	696	146,480
Dollar Tree, Inc.*	596	85,556
Kroger Co. (The)	2,135	105,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	1,267	$97,850
Target Corp.	1,292	213,994
Walgreens Boots Alliance, Inc.	1,969	68,088
Walmart, Inc.	3,628	534,949

		1,807,823

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,493	118,932
Bunge Ltd.	356	34,005
Campbell Soup Co.	454	24,961
Conagra Brands, Inc.	1,267	47,588
General Mills, Inc.	1,602	136,907
Hershey Co. (The)	392	99,729
Hormel Foods Corp.	696	27,756
J M Smucker Co. (The)	335	52,719
Kellogg Co.	696	46,604
Kraft Heinz Co. (The)	1,672	64,656
Lamb Weston Holdings, Inc.	348	36,373
McCormick & Co., Inc. (Non- Voting)	623	51,840
Mondelez International, Inc., Class A	3,723	259,568
Tyson Foods, Inc., Class A	786	46,626

		1,048,264

Household Products (0.6%)
Church & Dwight Co., Inc.	655	57,909
Clorox Co. (The)	335	53,010
Colgate-Palmolive Co.	2,187	164,353
Kimberly-Clark Corp.	846	113,550
Procter & Gamble Co. (The)	6,449	958,902

		1,347,724

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	582	143,440

Tobacco (0.2%)
Altria Group, Inc.	4,773	212,971
Philip Morris International, Inc.	3,987	387,736

		600,707

Total Consumer Staples		6,530,606

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,800	51,948
Halliburton Co.	2,306	72,962
Schlumberger NV	3,479	170,819

		295,729

Oil, Gas & Consumable Fuels (1.6%)
APA Corp.	930	33,536
Chevron Corp.	5,026	820,042
ConocoPhillips	3,658	362,910
Coterra Energy, Inc.	1,071	26,282
Devon Energy Corp.	971	49,142
Diamondback Energy, Inc.	414	55,960
EOG Resources, Inc.	1,493	171,143
EQT Corp.	1,014	32,357
Exxon Mobil Corp.	10,905	1,195,842
Hess Corp.	723	95,682
Kinder Morgan, Inc.	4,986	87,305
Marathon Oil Corp.	2,306	55,252
Marathon Petroleum Corp.	1,683	226,919
Occidental Petroleum Corp.	2,227	139,032
ONEOK, Inc.	1,033	65,637
Phillips 66	1,118	113,343
Pioneer Natural Resources Co.	427	87,210
Targa Resources Corp.	607	44,281
Valero Energy Corp.	1,093	152,583
Williams Cos., Inc. (The)	3,190	95,253

		3,909,711

Total Energy		4,205,440

Financials (4.9%)
Banks (1.2%)
Bank of America Corp.	21,685	620,191
Citigroup, Inc.	5,832	273,463
Citizens Financial Group, Inc.	1,139	34,591
Comerica, Inc.	414	17,976
Fifth Third Bancorp	1,855	49,417
First Republic Bank	454	6,351
Huntington Bancshares, Inc.	2,826	31,651
JPMorgan Chase & Co.	8,255	1,075,709
KeyCorp	2,608	32,652
M&T Bank Corp.	471	56,318
PNC Financial Services Group, Inc. (The)	1,150	146,165
Regions Financial Corp.	2,467	45,788
Signature Bank	180	33
SVB Financial Group*	161	146
Truist Financial Corp.	3,538	120,646
US Bancorp	3,723	134,214
Wells Fargo & Co.	10,287	384,528
Zions Bancorp NA	444	13,289

		3,043,128

Capital Markets (1.0%)
Ameriprise Financial, Inc.	335	102,678
Bank of New York Mellon Corp. (The)	2,187	99,377
BlackRock, Inc.	318	212,780
Cboe Global Markets, Inc.	318	42,688
Charles Schwab Corp. (The)	2,978	155,988
CME Group, Inc.	897	171,793
FactSet Research Systems, Inc.	112	46,490
Franklin Resources, Inc.	740	19,936
Goldman Sachs Group, Inc. (The)	808	264,305
Intercontinental Exchange, Inc.	1,493	155,705
MarketAxess Holdings, Inc.	123	48,129
Moody’s Corp.	414	126,692
Morgan Stanley	3,876	340,313
MSCI, Inc.	226	126,490
Nasdaq, Inc.	772	42,205
Northern Trust Corp.	533	46,973
Raymond James Financial, Inc.	492	45,889
S&P Global, Inc.	930	320,636
State Street Corp.	930	70,392
T. Rowe Price Group, Inc.	596	67,288

		2,506,747

Consumer Finance (0.2%)
American Express Co.	1,683	277,611
Capital One Financial Corp.	1,215	116,834
Discover Financial Services	819	80,950
Synchrony Financial	1,515	44,056

		519,451

Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	5,048	1,558,671
Fidelity National Information Services, Inc.	1,572	85,407
Fiserv, Inc.*	1,436	162,311
FleetCor Technologies, Inc.*	248	52,291
Global Payments, Inc.	764	80,403
Jack Henry & Associates, Inc.	212	31,953
Mastercard, Inc., Class A	2,282	829,302
PayPal Holdings, Inc.*	3,030	230,098
Visa, Inc., Class A	4,414	995,180

		4,025,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.9%)
Aflac, Inc.	1,901	$122,653
Allstate Corp. (The)	819	90,753
American International Group, Inc.	2,187	110,137
Aon plc, Class A	623	196,426
Arch Capital Group Ltd.*	1,052	71,399
Arthur J Gallagher & Co.	465	88,959
Assurant, Inc.	180	21,613
Brown & Brown, Inc.	680	39,046
Chubb Ltd.	1,177	228,550
Cincinnati Financial Corp.	343	38,444
Everest Re Group Ltd.	79	28,284
Globe Life, Inc.	305	33,556
Hartford Financial Services Group, Inc. (The)	941	65,578
Lincoln National Corp.	555	12,471
Loews Corp.	656	38,061
Marsh & McLennan Cos., Inc.	1,322	220,179
MetLife, Inc.	2,059	119,299
Principal Financial Group, Inc.	623	46,301
Progressive Corp. (The)	1,436	205,434
Prudential Financial, Inc.	1,033	85,470
Travelers Cos., Inc. (The)	696	119,301
W R Berkley Corp.	680	42,337
Willis Towers Watson plc	335	77,847

		2,102,098

Total Financials		12,197,040

Health Care (5.3%)
Biotechnology (0.8%)
AbbVie, Inc.	4,556	726,090
Amgen, Inc.	1,515	366,251
Biogen, Inc.*	465	129,284
Gilead Sciences, Inc.	3,190	264,674
Incyte Corp.*	454	32,811
Moderna, Inc.*	786	120,714
Regeneron Pharmaceuticals, Inc.*	212	174,194
Vertex Pharmaceuticals, Inc.*	655	206,371

		2,020,389

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	4,588	464,581
Align Technology, Inc.*	212	70,838
Baxter International, Inc.	1,322	53,620
Becton Dickinson & Co.	696	172,288
Boston Scientific Corp.*	3,658	183,010
Cooper Cos., Inc. (The)	161	60,111
Dentsply Sirona, Inc.	656	25,768
Dexcom, Inc.*	941	109,325
Edwards Lifesciences Corp.*	1,632	135,015
GE HealthCare Technologies, Inc.*	946	77,600
Hologic, Inc.*	723	58,346
IDEXX Laboratories, Inc.*	248	124,020
Insulet Corp.*	196	62,516
Intuitive Surgical, Inc.*	941	240,397
Medtronic plc	3,479	280,477
ResMed, Inc.	392	85,844
STERIS plc	226	43,229
Stryker Corp.	819	233,800
Teleflex, Inc.	161	40,783
Zimmer Biomet Holdings, Inc.	503	64,988

		2,586,556

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	392	62,763
Cardinal Health, Inc.	819	61,834
Centene Corp.*	1,531	96,775
Cigna Group (The)	1,009	257,830
CVS Health Corp.	3,337	247,972
DaVita, Inc.*	248	20,115
Elevance Health, Inc.	655	301,176
HCA Healthcare, Inc.	696	183,521
Henry Schein, Inc.*	335	27,316
Humana, Inc.	343	166,513
Laboratory Corp. of America Holdings	248	56,896
McKesson Corp.	465	165,563
Molina Healthcare, Inc.*	161	43,066
Quest Diagnostics, Inc.	335	47,396
UnitedHealth Group, Inc.	2,461	1,163,044
Universal Health Services, Inc., Class B	218	27,708

		2,929,488

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	802	110,949
Bio-Rad Laboratories, Inc., Class A*	66	31,615
Bio-Techne Corp.	403	29,899
Charles River Laboratories International, Inc.*	136	27,447
Danaher Corp.	1,648	415,362
Illumina, Inc.*	392	91,160
IQVIA Holdings, Inc.*	465	92,484
Mettler-Toledo International, Inc.*	79	120,887
PerkinElmer, Inc.	335	44,642
Thermo Fisher Scientific, Inc.	1,033	595,390
Waters Corp.*	212	65,641
West Pharmaceutical Services, Inc.	185	64,097

		1,689,573

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	6,036	418,355
Catalent, Inc.*	414	27,204
Eli Lilly and Co.	2,154	739,727
Johnson & Johnson	6,765	1,048,575
Merck & Co., Inc.	6,629	705,259
Organon & Co.	656	15,429
Pfizer, Inc.	14,270	582,216
Viatris, Inc.	3,190	30,688
Zoetis, Inc.	1,188	197,731

		3,765,184

Total Health Care		12,991,190

Industrials (3.2%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	1,351	286,993
General Dynamics Corp.	596	136,013
Howmet Aerospace, Inc.	982	41,607
Huntington Ingalls Industries, Inc.	101	20,909
L3Harris Technologies, Inc.	582	114,212
Lockheed Martin Corp.	655	309,638
Northrop Grumman Corp.	414	191,152
Raytheon Technologies Corp.	3,723	364,593
Textron, Inc.	582	41,107
TransDigm Group, Inc.	136	100,239

		1,606,463

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	392	38,953
Expeditors International of Washington, Inc.	454	49,995
FedEx Corp.	623	142,349
United Parcel Service, Inc., Class B	1,800	349,182

		580,479

Building Products (0.2%)
A O Smith Corp.	414	28,628
Allegion plc	248	26,469
Carrier Global Corp.	2,075	94,931
Johnson Controls International plc	2,070	124,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	767	$38,135
Trane Technologies plc	623	114,620

		427,438

Commercial Services & Supplies (0.2%)
Cintas Corp.	212	98,088
Copart, Inc.*	976	73,405
Republic Services, Inc.	555	75,047
Rollins, Inc.	533	20,004
Waste Management, Inc.	982	160,233

		426,777

Construction & Engineering (0.0%)†
Quanta Services, Inc.	335	55,824

Electrical Equipment (0.2%)
AMETEK, Inc.	623	90,540
Eaton Corp. plc	1,099	188,303
Emerson Electric Co.	1,515	132,017
Generac Holdings, Inc.*	161	17,390
Rockwell Automation, Inc.	318	93,317

		521,567

Ground Transportation (0.3%)
CSX Corp.	6,207	185,838
JB Hunt Transport Services, Inc.	248	43,514
Norfolk Southern Corp.	696	147,552
Old Dominion Freight Line, Inc.	313	106,683
Union Pacific Corp.	1,800	362,268

		845,855

Industrial Conglomerates (0.3%)
3M Co.	1,436	150,938
General Electric Co.	2,837	271,217
Honeywell International, Inc.	1,849	353,381

		775,536

Machinery (0.7%)
Caterpillar, Inc.	1,436	328,614
Cummins, Inc.	427	102,002
Deere & Co.	808	333,607
Dover Corp.	392	59,561
Fortive Corp.	802	54,672
IDEX Corp.	226	52,213
Illinois Tool Works, Inc.	751	182,831
Ingersoll Rand, Inc.	533	31,010
Nordson Corp.	128	28,449
Otis Worldwide Corp.	1,033	87,185
PACCAR, Inc.	1,330	97,356
Parker-Hannifin Corp.	335	112,597
Pentair plc	503	27,801
Snap-on, Inc.	161	39,749
Stanley Black & Decker, Inc.	414	33,360
Westinghouse Air Brake Technologies Corp.	492	49,722
Xylem, Inc.	492	51,512

		1,672,241

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	313	13,133
American Airlines Group, Inc.*	1,104	16,284
Delta Air Lines, Inc.*	1,493	52,136
Southwest Airlines Co.	1,188	38,657
United Airlines Holdings, Inc.*	607	26,860

		147,070

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,118	248,900
Broadridge Financial Solutions, Inc.	248	36,349
CoStar Group, Inc.*	16	1,102
Equifax, Inc.	318	64,503
Jacobs Solutions, Inc.	343	40,306
Leidos Holdings, Inc.	335	30,840
Paychex, Inc.	802	91,901
Robert Half International, Inc.	343	27,636
Verisk Analytics, Inc.	414	79,430

		620,967

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,436	77,458
United Rentals, Inc.	212	83,901
WW Grainger, Inc.	123	84,724

		246,083

Total Industrials		7,926,300

Information Technology (9.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	623	104,576
Cisco Systems, Inc.	10,883	568,909
F5, Inc.*	161	23,456
Juniper Networks, Inc.	802	27,605
Motorola Solutions, Inc.	414	118,458

		843,004

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,504	122,907
CDW Corp.	392	76,397
Corning, Inc.	2,002	70,631
Keysight Technologies, Inc.*	465	75,088
TE Connectivity Ltd.	870	114,100
Teledyne Technologies, Inc.*	136	60,841
Trimble, Inc.*	590	30,928
Zebra Technologies Corp., Class A*	136	43,248

		594,140

IT Services (0.4%)
Accenture plc, Class A	1,615	461,583
Akamai Technologies, Inc.*	465	36,410
Cognizant Technology Solutions Corp., Class A	1,436	87,495
DXC Technology Co.*	740	18,914
EPAM Systems, Inc.*	161	48,139
Gartner, Inc.*	248	80,791
International Business Machines Corp.	2,241	293,773
VeriSign, Inc.*	248	52,410

		1,079,515

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	3,824	374,790
Analog Devices, Inc.	1,409	277,883
Applied Materials, Inc.	2,306	283,246
Broadcom, Inc.	1,033	662,711
Enphase Energy, Inc.*	318	66,869
First Solar, Inc.*	278	60,465
Intel Corp.	11,465	374,562
KLA Corp.	414	165,256
Lam Research Corp.	392	207,807
Microchip Technology, Inc.	1,156	96,850
Micron Technology, Inc.	2,815	169,857
Monolithic Power Systems, Inc.	123	61,566
NVIDIA Corp.	6,308	1,752,173
NXP Semiconductors NV	729	135,940
ON Semiconductor Corp.*	1,060	87,259
Qorvo, Inc.*	335	34,026
QUALCOMM, Inc.	3,141	400,729
Skyworks Solutions, Inc.	454	53,563
SolarEdge Technologies, Inc.*	136	41,337
Teradyne, Inc.	454	48,810
Texas Instruments, Inc.	2,410	448,284

		5,803,983

Software (3.5%)
Adobe, Inc.*	1,251	482,098
ANSYS, Inc.*	226	75,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	555	$115,529
Cadence Design Systems, Inc.*	740	155,467
Ceridian HCM Holding, Inc.*	348	25,481
Fair Isaac Corp.*	66	46,377
Fortinet, Inc.*	1,659	110,257
Gen Digital, Inc.	1,493	25,620
Intuit, Inc.	656	292,464
Microsoft Corp.	19,707	5,681,528
Oracle Corp.	5,652	525,184
Paycom Software, Inc.*	136	41,345
PTC, Inc.*	253	32,442
Roper Technologies, Inc.	248	109,291
Salesforce, Inc.*	2,241	447,707
ServiceNow, Inc.*	555	257,920
Synopsys, Inc.*	392	151,410
Tyler Technologies, Inc.*	112	39,720

		8,615,053

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	43,756	7,215,364
Hewlett Packard Enterprise Co.	3,337	53,158
HP, Inc.	3,908	114,700
NetApp, Inc.	623	39,779
Seagate Technology Holdings plc	596	39,407
Western Digital Corp.*	786	29,609

		7,492,017

Total Information Technology		24,427,712

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	582	167,156
Albemarle Corp.	335	74,048
Celanese Corp.	335	36,478
CF Industries Holdings, Inc.	607	44,001
Corteva, Inc.	2,040	123,032
Dow, Inc.	1,890	103,610
DuPont de Nemours, Inc.	911	65,383
Eastman Chemical Co.	348	29,350
Ecolab, Inc.	656	108,588
FMC Corp.	335	40,914
International Flavors & Fragrances, Inc.	1,020	93,799
Linde plc	1,351	480,200
LyondellBasell Industries NV, Class A	696	65,348
Mosaic Co. (The)	1,009	46,293
PPG Industries, Inc.	623	83,220
Sherwin-Williams Co. (The)	656	147,449

		1,708,869

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	161	57,165
Vulcan Materials Co.	335	57,472

		114,637

Containers & Packaging (0.1%)
Amcor plc	4,213	47,944
Avery Dennison Corp.	226	40,438
Ball Corp.	819	45,135
International Paper Co.	941	33,933
Packaging Corp. of America	248	34,430
Sealed Air Corp.	335	15,380
Westrock Co.	724	22,060

		239,320

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	4,012	164,131
Newmont Corp.	2,070	101,471
Nucor Corp.	764	118,015
Steel Dynamics, Inc.	435	49,181

		432,798

Total Materials		2,495,624

Real Estate (0.8%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,322	29,044
Ventas, Inc. (REIT)	930	40,316
Welltower, Inc. (REIT)	1,009	72,335

		141,695

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,040	33,640

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,119	264,388

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	318	39,938
Boston Properties, Inc. (REIT)	343	18,563

		58,501

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	897	65,310

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	392	65,880
Camden Property Trust (REIT)	291	30,508
Equity Residential (REIT)	930	55,800
Essex Property Trust, Inc. (REIT)	180	37,645
Invitation Homes, Inc. (REIT)	44	1,374
Mid-America Apartment Communities, Inc. (REIT)	318	48,031
UDR, Inc. (REIT)	696	28,578

		267,816

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	212	20,952
Kimco Realty Corp. (REIT)	982	19,178
Realty Income Corp. (REIT)	819	51,859
Regency Centers Corp. (REIT)	414	25,329
Simon Property Group, Inc. (REIT)	786	88,008

		205,326

Specialized REITs (0.4%)
American Tower Corp. (REIT)	1,118	228,452
Crown Castle, Inc. (REIT)	1,052	140,799
Digital Realty Trust, Inc. (REIT)	503	49,450
Equinix, Inc. (REIT)	226	162,955
Extra Space Storage, Inc. (REIT)	318	51,812
Iron Mountain, Inc. (REIT)	802	42,434
Public Storage (REIT)	392	118,439
SBA Communications Corp. (REIT)	248	64,745
VICI Properties, Inc. (REIT)	2,306	75,222
Weyerhaeuser Co. (REIT)	1,855	55,891

		990,199

Total Real Estate		2,026,875

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	656	35,030
American Electric Power Co., Inc.	1,283	116,740
Constellation Energy Corp.	840	65,940
Duke Energy Corp.	1,849	178,373
Edison International	930	65,649
Entergy Corp.	503	54,193
Evergy, Inc.	656	40,095
Eversource Energy	802	62,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	2,513	$105,270
FirstEnergy Corp.	1,379	55,243
NextEra Energy, Inc.	5,059	389,948
NRG Energy, Inc.	656	22,494
PG&E Corp.*	4,621	74,722
Pinnacle West Capital Corp.	305	24,168
PPL Corp.	1,827	50,772
Southern Co. (The)	2,663	185,292
Xcel Energy, Inc.	1,351	91,111

		1,617,804

Gas Utilities (0.0%)†
Atmos Energy Corp.	318	35,731

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,615	38,889

Multi-Utilities (0.3%)
Ameren Corp.	623	53,821
CenterPoint Energy, Inc.	1,379	40,625
CMS Energy Corp.	751	46,096
Consolidated Edison, Inc.	870	83,233
Dominion Energy, Inc.	2,070	115,734
DTE Energy Co.	492	53,894
NiSource, Inc.	971	27,149
Public Service Enterprise Group, Inc.	1,267	79,124
Sempra Energy	723	109,289
WEC Energy Group, Inc.	802	76,022

		684,987

Water Utilities (0.0%)†
American Water Works Co., Inc.	454	66,506

Total Utilities		2,443,917

Total Common Stocks (37.1%) (Cost $81,801,449)		91,962,470

EXCHANGE TRADED FUNDS (ETF):
Equity (1.2%)
iShares Core S&P 500 ETF	6,402	2,631,734
iShares Core S&P Mid-Cap ETF	787	196,876
iShares MSCI EAFE ETF	1,040	74,381
iShares Russell 2000 ETF	378	67,435

Total Exchange Traded Funds (1.2%) (Cost $2,743,385)		2,970,426

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (4.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
4.350%, 3/1/29	$400,000	389,792
4.300%, 2/15/30	500,000	485,664
2.750%, 6/1/31	300,000	257,626
2.250%, 2/1/32	100,000	81,333
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	217,656
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	366,351
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	591,238
4.016%, 12/3/29	620,000	593,274
3.150%, 3/22/30	125,000	113,614
2.550%, 3/21/31	650,000	551,824
2.355%, 3/15/32	550,000	450,469

		4,098,841

Entertainment (0.6%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	94,969
2.650%, 1/13/31	400,000	352,420
Warnermedia Holdings, Inc.
4.279%, 3/15/32§	1,000,000	889,656

		1,337,045

Media (0.9%)
Charter Communications Operating LLC
5.050%, 3/30/29	300,000	288,894
2.800%, 4/1/31	375,000	300,214
Comcast Corp.
4.150%, 10/15/28	690,000	679,675
3.400%, 4/1/30	525,000	488,229
4.250%, 10/15/30	200,000	195,681
Paramount Global
7.875%, 7/30/30	100,000	109,554
4.950%, 1/15/31	250,000	230,119

		2,292,366

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,235,990
2.550%, 2/15/31	970,000	821,657

		2,057,647

Total Communication Services		9,785,899

Consumer Discretionary (1.9%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	200,000	196,631
5.600%, 10/15/32	300,000	290,610

		487,241

Broadline Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	384,336
3.600%, 4/13/32	300,000	282,449
4.700%, 12/1/32	125,000	127,955

		794,740

Hotels, Restaurants & Leisure (0.6%)
Expedia Group, Inc.
3.250%, 2/15/30	190,000	164,657
Marriott International, Inc.
Series FF
4.625%, 6/15/30	134,000	129,898
McDonald’s Corp.
3.800%, 4/1/28	100,000	97,907
2.625%, 9/1/29	150,000	135,912
2.125%, 3/1/30	150,000	129,304
3.600%, 7/1/30	200,000	189,113
Starbucks Corp.
3.550%, 8/15/29	345,000	328,715
2.550%, 11/15/30	250,000	216,682

		1,392,188

Specialty Retail (0.8%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	196,614
2.950%, 6/15/29	400,000	369,068
2.700%, 4/15/30	200,000	179,855
3.250%, 4/15/32	270,000	245,321
Lowe’s Cos., Inc.
3.650%, 4/5/29	350,000	329,780
1.700%, 10/15/30	175,000	141,459
2.625%, 4/1/31	390,000	332,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 4/1/32	$200,000	$184,010

		1,978,527

Total Consumer Discretionary		4,652,696

Consumer Staples (3.0%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	300,000	294,579
4.750%, 1/23/29	600,000	609,897
4.900%, 1/23/31	140,000	144,020
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	152,251
3.450%, 3/25/30	100,000	95,856
1.650%, 6/1/30	250,000	211,379
1.375%, 3/15/31	320,000	260,251
2.250%, 1/5/32	200,000	172,637
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	159,725
2.250%, 8/1/31	250,000	204,723
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	201,000	199,790
PepsiCo, Inc.
2.750%, 3/19/30	350,000	318,562
1.625%, 5/1/30	175,000	147,972
3.900%, 7/18/32	400,000	389,727

		3,361,369

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	163,000	137,613
Kroger Co. (The)
4.500%, 1/15/29	100,000	99,201
2.200%, 5/1/30	100,000	83,762
Sysco Corp.
2.400%, 2/15/30	100,000	86,969
Target Corp.
4.500%, 9/15/32	200,000	199,526
Walmart, Inc.
3.700%, 6/26/28	375,000	370,978
1.800%, 9/22/31	480,000	403,335

		1,381,384

Food Products (0.4%)
Conagra Brands, Inc.
4.850%, 11/1/28	206,000	205,118
General Mills, Inc.
4.200%, 4/17/28	200,000	197,249
JBS USA LUX SA
5.500%, 1/15/30§	300,000	285,999
Unilever Capital Corp.
3.500%, 3/22/28	200,000	192,841
5.900%, 11/15/32	100,000	111,584

		992,791

Household Products (0.1%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	205,726
1.200%, 10/29/30	200,000	163,180

		368,906

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	258,047
BAT Capital Corp.
2.259%, 3/25/28	200,000	171,190
2.726%, 3/25/31	440,000	356,129
Philip Morris International, Inc.
3.375%, 8/15/29	164,000	151,070
2.100%, 5/1/30	250,000	208,727
5.750%, 11/17/32	250,000	262,021

		1,407,184

Total Consumer Staples		7,511,634

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	500,000	494,496
3.633%, 4/6/30	100,000	94,699
1.749%, 8/10/30	155,000	127,546
2.721%, 1/12/32	420,000	363,600
4.812%, 2/13/33	100,000	101,443
Cheniere Energy Partners LP
4.500%, 10/1/29	219,000	204,550
Chevron Corp.
2.236%, 5/11/30	220,000	193,722
ConocoPhillips Co.
6.950%, 4/15/29	420,000	471,270
Energy Transfer LP
4.950%, 6/15/28	200,000	197,840
5.250%, 4/15/29	350,000	346,825
3.750%, 5/15/30	380,000	348,459
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	193,953
2.800%, 1/31/30	300,000	265,106
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	334,001
2.610%, 10/15/30	325,000	290,799
Kinder Morgan, Inc.
4.300%, 3/1/28	350,000	343,237
2.000%, 2/15/31	100,000	80,404
7.750%, 1/15/32	100,000	115,507
MPLX LP
4.000%, 3/15/28	355,000	339,117
2.650%, 8/15/30	325,000	274,987
ONEOK, Inc.
4.550%, 7/15/28	200,000	193,083
3.100%, 3/15/30	125,000	107,620
6.350%, 1/15/31	150,000	156,149
6.100%, 11/15/32	100,000	102,797
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	150,000	143,486
4.500%, 5/15/30	285,000	273,772
Targa Resources Partners LP
5.500%, 3/1/30	200,000	191,767
4.875%, 2/1/31	300,000	281,496
TotalEnergies Capital International SA
3.455%, 2/19/29	250,000	237,328
2.829%, 1/10/30	205,000	185,893
TransCanada PipeLines Ltd.
4.250%, 5/15/28	200,000	193,812
4.100%, 4/15/30	180,000	168,785
Valero Energy Corp.
2.800%, 12/1/31	200,000	167,641
7.500%, 4/15/32	150,000	172,299
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	374,939
4.650%, 8/15/32	350,000	336,035

Total Energy		8,468,463

Financials (14.1%)
Banks (9.1%)
Banco Santander SA
4.379%, 4/12/28	400,000	377,581
2.749%, 12/3/30	200,000	156,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	$500,000	$422,865
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	159,683
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	916,609
(SOFR + 1.22%), 2.299%, 7/21/32(k)	325,000	260,222
(SOFR + 1.33%), 2.972%, 2/4/33(k)	800,000	668,389
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	943,562
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	979,500
Barclays plc
4.836%, 5/9/28	200,000	187,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	200,917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	658,265
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	850,000	804,914
(SOFR + 2.11%), 2.572%, 6/3/31(k)	850,000	714,705
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	211,920
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	624,814
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	321,526
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	550,000	521,284
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	400,000	361,224
(SOFR + 1.19%), 2.804%, 5/24/32(k)	550,000	448,300
(SOFR + 2.87%), 5.402%, 8/11/33(k)	400,000	391,476
ING Groep NV
4.550%, 10/2/28	300,000	292,761
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	560,000	540,539
(SOFR + 1.51%), 2.739%, 10/15/30(k)	700,000	607,097
(SOFR + 1.25%), 2.580%, 4/22/32(k)	800,000	670,872
(SOFR + 1.26%), 2.963%, 1/25/33(k)	650,000	553,408
(SOFR + 2.08%), 4.912%, 7/25/33(k)	900,000	888,373
(SOFR + 2.58%), 5.717%, 9/14/33(k)	800,000	814,096
KeyBank NA
5.000%, 1/26/33	300,000	276,270
Lloyds Banking Group plc
4.375%, 3/22/28	200,000	189,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	192,471
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	306,814
3.195%, 7/18/29	400,000	356,869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	393,158
Mizuho Financial Group, Inc.
4.018%, 3/5/28	500,000	471,390
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	400,000	386,687
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	231,464
2.550%, 1/22/30	270,000	229,676
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	209,782
(SOFR + 1.93%), 5.068%, 1/24/34(k)	100,000	98,183
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	400,000	338,970
3.040%, 7/16/29	450,000	397,639
2.130%, 7/8/30	200,000	162,480
5.766%, 1/13/33	200,000	208,096
Toronto-Dominion Bank (The)
4.456%, 6/8/32	100,000	96,154
Truist Financial Corp.
3.875%, 3/19/29	100,000	89,818
(SOFR + 0.86%), 1.887%, 6/7/29(k)	150,000	125,343
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	326,150
US Bancorp
1.375%, 7/22/30	200,000	156,090
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	329,873
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	156,373
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	555,000	480,689
(SOFR + 1.50%), 3.350%, 3/2/33(k)	530,000	458,352
(SOFR + 2.10%), 4.897%, 7/25/33(k)	600,000	581,699
Westpac Banking Corp.
2.650%, 1/16/30	200,000	180,932
2.150%, 6/3/31	150,000	126,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34(k)	400,000	356,324

		22,611,963

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)
3.850%, 4/28/28	200,000	193,056
3.300%, 8/23/29	200,000	183,266
(United States SOFR Compounded Index + 2.07%),
5.834%, 10/25/33(k)	200,000	212,341
BlackRock, Inc.
1.900%, 1/28/31	173,000	143,636
Charles Schwab Corp. (The)
3.250%, 5/22/29	150,000	134,948
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	407,881
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	400,000	380,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 3/15/30	$450,000	$417,246
(SOFR + 1.28%), 2.615%, 4/22/32(k)	510,000	421,609
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	526,428
(SOFR + 1.41%), 3.102%, 2/24/33(k)	200,000	170,069
Intercontinental Exchange, Inc.
4.350%, 6/15/29	120,000	118,213
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	500,000	478,203
(SOFR + 1.14%), 2.699%, 1/22/31(k)	600,000	515,157
(SOFR + 3.12%), 3.622%, 4/1/31(k)	700,000	635,993
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	641,180
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	545,716
Nomura Holdings, Inc.
3.103%, 1/16/30	400,000	337,693
S&P Global, Inc.
2.700%, 3/1/29	200,000	181,227
2.900%, 3/1/32	450,000	400,436
State Street Corp.
2.400%, 1/24/30	165,000	142,815
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	187,702

		7,375,039

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	347,897
3.300%, 1/30/32	500,000	411,509
Capital One Financial Corp.
(SOFR + 1.79%), 3.273%, 3/1/30(k)	200,000	169,993
(SOFR + 2.37%), 5.268%, 5/10/33(k)	380,000	358,586
General Motors Financial Co., Inc.
3.600%, 6/21/30	300,000	261,065
John Deere Capital Corp.
1.450%, 1/15/31	130,000	104,825
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	301,313
3.375%, 4/1/30	490,000	458,889

		2,414,077

Financial Services (0.9%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	96,721
3.500%, 7/1/29	425,000	392,923
Global Payments, Inc.
3.200%, 8/15/29	125,000	108,855
Mastercard, Inc.
2.950%, 6/1/29	125,000	115,686
3.350%, 3/26/30	200,000	190,107
National Rural Utilities Cooperative Finance Corp.
3.700%, 3/15/29	450,000	427,596
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	187,821
Shell International Finance BV
3.875%, 11/13/28	200,000	196,305
2.375%, 11/7/29	240,000	212,092
2.750%, 4/6/30	200,000	181,328
Visa, Inc.
2.050%, 4/15/30	75,000	65,237

		2,174,671

Insurance (0.1%)
Aon Corp.
2.800%, 5/15/30	300,000	264,327
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	180,000	166,469

		430,796

Total Financials		35,006,546

Health Care (4.2%)
Biotechnology (0.7%)
AbbVie, Inc.
4.250%, 11/14/28	300,000	297,472
3.200%, 11/21/29	550,000	509,143
Amgen, Inc.
4.050%, 8/18/29	300,000	288,588
5.250%, 3/2/30	300,000	306,291
2.300%, 2/25/31	500,000	419,616

		1,821,110

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	86,525
2.539%, 2/1/32	280,000	227,651
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	40,767

		354,943

Health Care Providers & Services (2.3%)
Centene Corp.
2.450%, 7/15/28	200,000	173,062
4.625%, 12/15/29	1,330,000	1,255,134
Cigna Group (The)
4.375%, 10/15/28	470,000	461,388
CVS Health Corp.
3.250%, 8/15/29	300,000	273,612
5.250%, 2/21/33	800,000	813,137
Elevance Health, Inc.
2.550%, 3/15/31	200,000	171,657
4.100%, 5/15/32	50,000	47,623
5.500%, 10/15/32	400,000	419,820
HCA, Inc.
4.125%, 6/15/29	465,000	432,255
3.500%, 9/1/30	530,000	469,442
3.625%, 3/15/32§	300,000	262,199
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	209,345
2.300%, 5/15/31	375,000	319,705
4.200%, 5/15/32	400,000	390,566

		5,698,945

Pharmaceuticals (1.0%)
Astrazeneca Finance LLC
1.750%, 5/28/28	150,000	132,571
AstraZeneca plc
1.375%, 8/6/30	150,000	122,400
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	416,458
2.950%, 3/15/32	200,000	180,008
Johnson & Johnson
1.300%, 9/1/30	150,000	125,327
Merck & Co., Inc.
3.400%, 3/7/29	331,000	317,096
2.150%, 12/10/31	220,000	185,112
Pfizer, Inc.
3.450%, 3/15/29	350,000	336,877
2.625%, 4/1/30	350,000	315,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	$400,000	$336,245
Viatris, Inc.
2.700%, 6/22/30	75,000	60,909

		2,528,160

Total Health Care		10,403,158

Industrials (2.2%)
Aerospace & Defense (0.9%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,202,747
General Dynamics Corp.
3.750%, 5/15/28	100,000	95,424
3.625%, 4/1/30	150,000	143,609
Raytheon Technologies Corp.
4.125%, 11/16/28	580,000	569,685
2.250%, 7/1/30	350,000	298,786

		2,310,251

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	200,000	182,963
2.400%, 5/15/31	250,000	212,213
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	201,422

		596,598

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	262,484

Ground Transportation (0.3%)
Union Pacific Corp.
3.700%, 3/1/29	315,000	303,341
2.375%, 5/20/31	220,000	189,308
2.800%, 2/14/32	300,000	262,898

		755,547

Industrial Conglomerates (0.3%)
3M Co.
2.375%, 8/26/29	100,000	88,108
General Electric Co.
6.750%, 3/15/32	160,000	181,086
Honeywell International, Inc.
1.950%, 6/1/30	320,000	270,790
1.750%, 9/1/31	100,000	81,740

		621,724

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	275,000	290,269
3.100%, 4/15/30	500,000	460,539

		750,808

Total Industrials		5,297,412

Information Technology (1.9%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
4.600%, 5/23/29	200,000	194,182

IT Services (0.2%)
International Business Machines Corp.
3.500%, 5/15/29	450,000	421,681

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	294,633
4.150%, 11/15/30	200,000	185,047
2.450%, 2/15/31§	500,000	407,221
4.300%, 11/15/32	150,000	137,378
Intel Corp.
2.450%, 11/15/29	100,000	87,709
3.900%, 3/25/30	175,000	166,473
4.150%, 8/5/32	200,000	191,783
NVIDIA Corp.
2.850%, 4/1/30	100,000	90,712

		1,560,956

Software (0.6%)
Oracle Corp.
2.950%, 4/1/30	300,000	263,798
2.875%, 3/25/31	300,000	255,711
6.250%, 11/9/32	475,000	507,924
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	178,679
1.750%, 2/15/31	200,000	159,653
Salesforce, Inc.
3.700%, 4/11/28	125,000	122,319
1.950%, 7/15/31	100,000	83,063

		1,571,147

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.400%, 8/5/28	250,000	218,510
1.650%, 5/11/30	500,000	425,223
1.250%, 8/20/30	50,000	40,927
1.650%, 2/8/31	250,000	208,691
Dell International LLC
5.300%, 10/1/29	50,000	50,080
HP, Inc.
4.000%, 4/15/29	92,000	86,811

		1,030,242

Total Information Technology		4,778,208

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	86,058
2.100%, 11/15/30	100,000	83,493

		169,551

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	380,000	373,117

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	255,925

Total Materials		798,593

Real Estate (1.2%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	255,353

Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	329,565

Industrial REITs (0.2%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	340,427

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	176,262
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	78,481

		254,743

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	88,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	$150,000	$131,824
5.625%, 10/13/32	200,000	206,378

		338,202

Specialized REITs (0.6%)
American Tower Corp. (REIT)
3.800%, 8/15/29	300,000	277,590
1.875%, 10/15/30	290,000	230,261
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	205,725
2.100%, 4/1/31	260,000	211,155
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	278,838
3.900%, 4/15/32	150,000	136,207

		1,339,776

Total Real Estate		2,946,540

Utilities (3.0%)
Electric Utilities (2.6%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	159,960
Series J
4.300%, 12/1/28	225,000	219,058
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	169,075
Duke Energy Carolinas LLC
3.950%, 11/15/28	100,000	97,838
Duke Energy Corp.
2.450%, 6/1/30	455,000	385,441
2.550%, 6/15/31	400,000	333,584
4.500%, 8/15/32	980,000	945,771
Entergy Corp.
1.900%, 6/15/28	300,000	261,048
2.800%, 6/15/30	340,000	293,218
Eversource Energy
Series R
1.650%, 8/15/30	400,000	320,264
Exelon Corp.
4.050%, 4/15/30	150,000	142,337
3.350%, 3/15/32	250,000	221,651
Georgia Power Co.
4.700%, 5/15/32	400,000	394,791
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	76,719
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	730,000	614,832
Pacific Gas and Electric Co.
4.550%, 7/1/30	425,000	395,377
2.500%, 2/1/31	200,000	161,606
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	121,975
Southern California Edison Co.
2.250%, 6/1/30	200,000	168,881
5.950%, 11/1/32	150,000	161,944
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	265,275
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	304,757
4.600%, 6/1/32	100,000	97,001

		6,312,403

Multi-Utilities (0.4%)
Ameren Corp.
3.500%, 1/15/31	250,000	226,089
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	75,999
3.700%, 7/15/30	150,000	141,826
Dominion Energy, Inc.
4.250%, 6/1/28	175,000	169,954
Series C
3.375%, 4/1/30	400,000	359,548
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	82,339

		1,055,755

Total Utilities		7,368,158

Total Corporate Bonds		97,017,307

Total Long-Term Debt Securities (39.2%) (Cost $99,232,721)		97,017,307

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $122)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (20.2%)
JPMorgan Prime Money Market Fund, IM Shares	50,119,500	50,134,536

Total Short-Term Investment (20.2%) (Cost $50,136,441)		50,134,536

Total Investments in Securities (97.7%) (Cost $233,914,118)		242,084,947
Other Assets Less Liabilities (2.3%)		5,689,933

Net Assets (100%)		$247,774,880

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $1,845,075 or 0.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	407	6/2023	USD	42,663,775	1,224,354
Russell 2000 E-Mini Index	68	6/2023	USD	6,165,900	(104,207)
S&P Midcap 400 E-Mini Index	22	6/2023	USD	5,565,340	(36,859)

					1,083,288

Short Contracts
S&P 500 E-Mini Index	(43)	6/2023	USD	(8,896,162)	(535,308)

					(535,308)

					547,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,479,642	$—	$—	$7,479,642
Consumer Discretionary	9,238,124	—	—	9,238,124
Consumer Staples	6,530,606	—	—	6,530,606
Energy	4,205,440	—	—	4,205,440
Financials	12,197,040	—	—	12,197,040
Health Care	12,991,190	—	—	12,991,190
Industrials	7,926,300	—	—	7,926,300
Information Technology	24,427,712	—	—	24,427,712
Materials	2,495,624	—	—	2,495,624
Real Estate	2,026,875	—	—	2,026,875
Utilities	2,443,917	—	—	2,443,917
Corporate Bonds
Communication Services	—	9,785,899	—	9,785,899
Consumer Discretionary	—	4,652,696	—	4,652,696
Consumer Staples	—	7,511,634	—	7,511,634
Energy	—	8,468,463	—	8,468,463
Financials	—	35,006,546	—	35,006,546
Health Care	—	10,403,158	—	10,403,158
Industrials	—	5,297,412	—	5,297,412
Information Technology	—	4,778,208	—	4,778,208
Materials	—	798,593	—	798,593
Real Estate	—	2,946,540	—	2,946,540
Utilities	—	7,368,158	—	7,368,158
Exchange Traded Funds	2,970,426	—	—	2,970,426
Futures	1,224,354	—	—	1,224,354
Rights
Health Care	—	208	—	208
Short-Term Investment
Investment Company	50,134,536	—	—	50,134,536

Total Assets	$146,291,786	$97,017,515	$—	$243,309,301

Liabilities:
Futures	$(676,374)	$—	$—	$(676,374)

Total Liabilities	$(676,374)	$—	$—	$(676,374)

Total	$145,615,412	$97,017,515	$—	$242,632,927

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,405,033
Aggregate gross unrealized depreciation	(5,729,934)

Net unrealized appreciation	$9,675,099

Federal income tax cost of investments in securities and derivative instruments, if applicable	$232,957,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Entertainment (2.3%)
Liberty Media Corp.-Liberty Formula One, Class A*	11,329	$764,708
Liberty Media Corp.-Liberty Formula One, Class C*	412,529	30,869,545

		31,634,253

Interactive Media & Services (0.6%)
Ziff Davis, Inc.*	96,690	7,546,654

Total Communication Services		39,180,907

Consumer Discretionary (6.4%)
Automobile Components (0.5%)
Visteon Corp.*	43,630	6,842,493

Diversified Consumer Services (0.6%)
Frontdoor, Inc.*	317,221	8,844,122

Hotels, Restaurants & Leisure (2.4%)
Aramark	518,115	18,548,517
Entain plc	886,089	13,790,181

		32,338,698

Specialty Retail (1.8%)
Burlington Stores, Inc.*	35,715	7,218,001
CarMax, Inc.*	269,322	17,312,018
Wayfair, Inc., Class A(x)*	19,767	678,799

		25,208,818

Textiles, Apparel & Luxury Goods (1.1%)
Gildan Activewear, Inc.	441,361	14,648,772

Total Consumer Discretionary		87,882,903

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	58,951	8,462,416
Fresh Market, Inc. (The)(r)*	1,887	—

Total Consumer Staples		8,462,416

Financials (13.2%)
Capital Markets (3.9%)
Cboe Global Markets, Inc.	63,557	8,531,892
Charles Schwab Corp. (The)	206,374	10,809,870
LPL Financial Holdings, Inc.	134,138	27,149,531
MSCI, Inc.	10,966	6,137,561

		52,628,854

Financial Services (4.5%)
Fidelity National Information Services, Inc.	205,042	11,139,932
Global Payments, Inc.	126,597	13,323,068
WEX, Inc.*	202,476	37,233,312

		61,696,312

Insurance (4.8%)
Intact Financial Corp.(x)	253,067	36,217,698
Ryan Specialty Holdings, Inc., Class A*	203,253	8,178,901
W R Berkley Corp.	347,206	21,617,045

		66,013,644

Total Financials		180,338,810

Health Care (17.7%)
Biotechnology (2.9%)
Abcam plc (ADR)*	226,515	3,048,892
Argenx SE (ADR)*	27,038	10,073,818
Ascendis Pharma A/S (ADR)*	77,413	8,300,222
BioMarin Pharmaceutical, Inc.*	110,456	10,740,741
Sarepta Therapeutics, Inc.*	51,471	7,094,248

		39,257,921

Health Care Equipment & Supplies (9.6%)
Boston Scientific Corp.*	827,364	41,393,021
Cooper Cos., Inc. (The)	34,563	12,904,442
Dentsply Sirona, Inc.	338,888	13,311,521
ICU Medical, Inc.*	101,176	16,689,993
STERIS plc	72,040	13,779,811
Teleflex, Inc.	132,995	33,688,963

		131,767,751

Life Sciences Tools & Services (3.7%)
Avantor, Inc.*	790,070	16,702,080
Illumina, Inc.*	51,392	11,951,209
PerkinElmer, Inc.	111,761	14,893,271
Waters Corp.*	24,265	7,513,172

		51,059,732

Pharmaceuticals (1.5%)
Catalent, Inc.*	274,216	18,018,733
Elanco Animal Health, Inc.*	278,246	2,615,513

		20,634,246

Total Health Care		242,719,650

Industrials (21.7%)
Aerospace & Defense (1.4%)
L3Harris Technologies, Inc.	100,074	19,638,522

Commercial Services & Supplies (3.1%)
Cimpress plc*	127,154	5,571,888
Clean Harbors, Inc.*	39,990	5,700,974
Rentokil Initial plc	349,640	2,556,493
Rentokil Initial plc (ADR)	463,856	16,935,383
Ritchie Bros Auctioneers, Inc.(x)	199,250	11,215,782

		41,980,520

Electrical Equipment (3.2%)
Regal Rexnord Corp.	47,341	6,662,299
Sensata Technologies Holding plc	729,374	36,483,288

		43,145,587

Ground Transportation (3.1%)
JB Hunt Transport Services, Inc.	165,014	28,953,356
TFI International, Inc.	112,544	13,425,374

		42,378,730

Machinery (3.6%)
Ingersoll Rand, Inc.	498,122	28,980,738
Westinghouse Air Brake Technologies Corp.	205,968	20,815,126

		49,795,864

Passenger Airlines (1.1%)
Ryanair Holdings plc (ADR)*	165,382	15,593,869

Professional Services (4.7%)
Broadridge Financial Solutions, Inc.	139,833	20,495,323
SS&C Technologies Holdings, Inc.	640,343	36,160,169
TransUnion	122,050	7,584,187

		64,239,679

Trading Companies & Distributors (1.5%)
Ferguson plc	154,859	20,712,391

Total Industrials		297,485,162

Information Technology (30.8%)
Electronic Equipment, Instruments & Components (8.0%)
Flex Ltd.*	1,341,889	30,876,866
National Instruments Corp.	368,229	19,298,882
TE Connectivity Ltd.	220,800	28,957,920
Teledyne Technologies, Inc.*	68,839	30,795,815

		109,929,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (5.4%)
Amdocs Ltd.	422,108	$40,535,031
GoDaddy, Inc., Class A*	437,676	34,016,179

		74,551,210

Semiconductors & Semiconductor Equipment (10.3%)
KLA Corp.	28,432	11,349,201
Lam Research Corp.	24,362	12,914,783
Microchip Technology, Inc.	314,202	26,323,844
NXP Semiconductors NV	141,872	26,455,581
ON Semiconductor Corp.*	776,481	63,919,916

		140,963,325

Software (7.1%)
Atlassian Corp., Class A*	32,553	5,572,097
Ceridian HCM Holding, Inc.*	273,616	20,034,164
Constellation Software, Inc.	26,549	49,913,888
Dynatrace, Inc.*	108,835	4,603,720
Nice Ltd. (ADR)(x)*	51,321	11,746,864
Topicus.com, Inc.*	69,320	4,953,700

		96,824,433

Total Information Technology		422,268,451

Materials (1.6%)
Chemicals (1.0%)
Corteva, Inc.	233,361	14,074,002

Containers & Packaging (0.6%)
Sealed Air Corp.	162,356	7,453,764

Total Materials		21,527,766

Real Estate (1.6%)
Specialized REITs (1.6%)
Lamar Advertising Co. (REIT), Class A	223,853	22,360,676

Total Real Estate		22,360,676

Utilities (0.7%)
Electric Utilities (0.7%)
Alliant Energy Corp.	177,578	9,482,665

Total Utilities		9,482,665

Total Common Stocks (97.2%) (Cost $965,764,607)		1,331,709,406

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	14,695,283	14,699,691

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,668,217, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,720,493.(xx)	$2,667,150	2,667,150
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $10,004,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $10,205,442.(xx)	10,000,000	10,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $5,991,191, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $6,603,456.(xx)	5,987,075	5,987,075
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $4,001,610, collateralized by various U.S. Government Agency Securities,ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $4,081,642.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		22,654,225

Total Short-Term Investments (2.7%) (Cost $37,359,994)		37,353,916

Total Investments in Securities (99.9%) (Cost $1,003,124,601)		1,369,063,322
Other Assets Less Liabilities (0.1%)		1,079,415

Net Assets (100%)		$1,370,142,737

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $21,787,041. This was collateralized by cash of $22,654,225 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Canada	9.2%
China	1.9
Denmark	0.6
Ireland	1.5
Israel	0.9
Netherlands	1.1
United Kingdom	2.6
United States	82.1
Cash and Other	0.1

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$39,180,907	$—	$—		$39,180,907
Consumer Discretionary	74,092,722	13,790,181	—		87,882,903
Consumer Staples	8,462,416	—	—	(a)	8,462,416
Financials	180,338,810	—	—		180,338,810
Health Care	242,719,650	—	—		242,719,650
Industrials	294,928,669	2,556,493	—		297,485,162
Information Technology	422,268,451	—	—		422,268,451
Materials	21,527,766	—	—		21,527,766
Real Estate	22,360,676	—	—		22,360,676
Utilities	9,482,665	—	—		9,482,665
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	14,699,691	—	—		14,699,691
Repurchase Agreements	—	22,654,225	—		22,654,225

Total Assets	$1,330,062,423	$39,000,899	$—		$1,369,063,322

Total Liabilities	$—	$—	$—		$—

Total	$1,330,062,423	$39,000,899	$—		$1,369,063,322

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,338,959
Aggregate gross unrealized depreciation	(64,592,074)

Net unrealized appreciation	$365,746,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,003,316,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.5%)
Vanguard S&P 500 ETF	219,649	$82,603,400

Fixed Income (34.8%)
iShares 1-3 Year Treasury Bond ETF	798,181	65,578,551
iShares 3-7 Year Treasury Bond ETF	445,665	52,432,487
iShares 7-10 Year Treasury Bond ETF	174,549	17,301,297
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	29,579,516

Total Fixed Income		164,891,851

Total Exchange Traded Funds (52.3%) (Cost $241,894,480)		247,495,251

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.8%)
U.S. Treasury Notes 0.875%, 1/31/24#	$13,420,000	12,993,558

Total Long-Term Debt Securities (2.8%) (Cost $12,997,930)		12,993,558

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (33.0%)
FFCB
1.81%, 4/5/23(o)(p)	10,000,000	9,997,491
3.40%, 4/12/23(o)(p)	10,000,000	9,988,671
3.83%, 4/19/23(o)(p)	5,000,000	4,989,917
4.04%, 4/26/23(o)(p)	20,000,000	19,941,822
4.15%, 5/3/23(o)(p)	1,000,000	996,209
4.25%, 5/8/23(o)(p)	10,000,000	9,955,380
FHLB
4.52%, 4/3/23(o)(p)	2,682,000	2,680,991
1.13%, 4/4/23(o)(p)	10,000,000	9,998,745
3.40%, 4/12/23(o)(p)	10,000,000	9,988,671
3.86%, 4/20/23(o)(p)	2,500,000	2,494,644
3.91%, 4/21/23(o)(p)	2,000,000	1,995,454
4.04%, 4/26/23(o)(p)	15,105,000	15,061,061
4.15%, 5/3/23(o)(p)	3,700,000	3,685,974
4.17%, 5/5/23(o)(p)	12,400,000	12,349,873
4.39%, 5/16/23(o)(p)	5,000,000	4,972,102
4.58%, 6/23/23(o)(p)	2,000,000	1,978,834
FHLMC
4.52%, 4/3/23(o)(p)	15,000,000	14,994,356
FNMA
4.52%, 4/3/23(o)(p)	10,000,000	9,996,237
3.17%, 4/10/23(o)(p)	10,000,000	9,991,206

Total U.S. Government Agency Securities		156,057,638

U.S. Treasury Obligations (11.6%)
U.S. Treasury Bills
1.14%, 4/4/23(p)	20,080,000	20,077,466
2.38%, 4/6/23(p)	12,500,000	12,495,035
3.46%, 4/11/23(p)	5,000,000	4,994,717
3.53%, 4/13/23(p)	10,000,000	9,987,283
3.90%, 4/18/23(p)	7,500,000	7,485,415

Total U.S. Treasury Obligations		55,039,916

Total Short-Term Investments (44.6%) (Cost $211,056,386)		211,097,554

Total Investments in Securities (99.7%) (Cost $465,948,796)		471,586,363
Other Assets Less Liabilities (0.3%)		1,484,257

Net Assets (100%)		$473,070,620

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,513,239.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2023.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,017	6/2023	EUR	46,996,124	2,497,478
FTSE 100 Index	223	6/2023	GBP	21,014,339	238,186
Russell 2000 E-Mini Index	580	6/2023	USD	52,591,500	727,410
S&P 500 E-Mini Index	262	6/2023	USD	54,204,525	3,155,749
TOPIX Index	158	6/2023	JPY	23,841,311	(83,160)

					6,535,663

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$247,495,251	$—	$—	$247,495,251
Futures	6,618,823	—	—	6,618,823
Short-Term Investments
U.S. Government Agency Securities	—	156,057,638	—	156,057,638
U.S. Treasury Obligations	—	55,039,916	—	55,039,916
U.S. Treasury Obligation	—	12,993,558	—	12,993,558

Total Assets	$254,114,074	$224,091,112	$—	$478,205,186

Liabilities:
Futures	$(83,160)	$—	$—	$(83,160)

Total Liabilities	$(83,160)	$—	$—	$(83,160)

Total	$254,030,914	$224,091,112	$—	$478,122,026

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,519,157
Aggregate gross unrealized depreciation	(1,560,627)

Net unrealized appreciation	$16,958,530

Federal income tax cost of investments in securities and derivative instruments, if applicable	$461,163,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Entertainment (0.2%)
Take-Two Interactive Software, Inc.*	18,600	$2,218,980

Interactive Media & Services (3.1%)
Alphabet, Inc., Class C*	71,800	7,467,200
Meta Platforms, Inc., Class A*	102,600	21,745,044

		29,212,244

Media (3.7%)
Charter Communications, Inc., Class A*	54,900	19,632,789
Comcast Corp., Class A	397,042	15,051,862

		34,684,651

Total Communication Services		66,115,875

Consumer Discretionary (4.5%)
Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.*	293,100	2,974,965
Domino’s Pizza, Inc.	27,900	9,203,373
Royal Caribbean Cruises Ltd.*	60,800	3,970,240
Wynn Resorts Ltd.*	21,000	2,350,110

		18,498,688

Specialty Retail (0.6%)
Lowe’s Cos., Inc.	28,100	5,619,157

Textiles, Apparel & Luxury Goods (2.0%)
Kontoor Brands, Inc.	101,144	4,894,358
Tapestry, Inc.	328,667	14,168,835

		19,063,193

Total Consumer Discretionary		43,181,038

Consumer Staples (5.7%)
Beverages (0.8%)
Keurig Dr Pepper, Inc.	127,800	4,508,784
PepsiCo, Inc.	16,000	2,916,800

		7,425,584

Consumer Staples Distribution & Retail (2.5%)
BJ’s Wholesale Club Holdings, Inc.*	54,800	4,168,636
Performance Food Group Co.*	191,400	11,549,076
US Foods Holding Corp.*	234,060	8,646,176

		24,363,888

Food Products (0.8%)
Mondelez International, Inc., Class A	107,100	7,467,012

Tobacco (1.6%)
Philip Morris International, Inc.	154,500	15,025,125

Total Consumer Staples		54,281,609

Energy (10.8%)
Oil, Gas & Consumable Fuels (10.8%)
Cheniere Energy, Inc.	24,200	3,813,920
Chevron Corp.	142,600	23,266,616
Diamondback Energy, Inc.	100,400	13,571,068
EOG Resources, Inc.	54,400	6,235,872
EQT Corp.	170,100	5,427,891
Exxon Mobil Corp.	210,100	23,039,566
Hess Corp.	74,900	9,912,266
Pioneer Natural Resources Co.	60,700	12,397,368
Shell plc (ADR)	81,200	4,672,248

Total Energy		102,336,815

Financials (22.3%)
Banks (11.1%)
Bank of America Corp.	1,016,000	29,057,600
Citigroup, Inc.	244,000	11,441,160
KeyCorp	611,500	7,655,980
PNC Financial Services Group, Inc. (The)	87,900	11,172,090
Truist Financial Corp.	332,800	11,348,480
US Bancorp	271,500	9,787,575
Wells Fargo & Co.	681,000	25,455,780

		105,918,665

Capital Markets (2.4%)
Charles Schwab Corp. (The)	214,800	11,251,224
CME Group, Inc.	62,100	11,893,392

		23,144,616

Consumer Finance (1.8%)
American Express Co.	103,600	17,088,820

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	52,900	16,333,933
Fiserv, Inc.*	120,600	13,631,418
WEX, Inc.*	15,600	2,868,684

		32,834,035

Insurance (3.5%)
Chubb Ltd.	30,300	5,883,654
Progressive Corp. (The)	114,300	16,351,758
Travelers Cos., Inc. (The)	64,800	11,107,368

		33,342,780

Total Financials		212,328,916

Health Care (16.9%)
Biotechnology (8.0%)
AbbVie, Inc.	119,500	19,044,715
Biogen, Inc.*	32,900	9,147,187
BioMarin Pharmaceutical, Inc.*	79,400	7,720,856
Regeneron Pharmaceuticals, Inc.*	31,200	25,636,104
Vertex Pharmaceuticals, Inc.*	48,000	15,123,360

		76,672,222

Health Care Providers & Services (4.9%)
AmerisourceBergen Corp.	113,300	18,140,463
Centene Corp.*	310,000	19,595,100
UnitedHealth Group, Inc.	18,600	8,790,174

		46,525,737

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	499,279	34,605,028
Elanco Animal Health, Inc.*	333,200	3,132,080

		37,737,108

Total Health Care		160,935,067

Industrials (11.9%)
Aerospace & Defense (3.7%)
Boeing Co. (The)*	27,200	5,778,096
Raytheon Technologies Corp.	296,700	29,055,831

		34,833,927

Air Freight & Logistics (1.0%)
FedEx Corp.	28,200	6,443,418
United Parcel Service, Inc., Class B	15,700	3,045,643

		9,489,061

Building Products (0.3%)
Carrier Global Corp.	59,600	2,726,700

Ground Transportation (0.2%)
Knight-Swift Transportation Holdings, Inc.	35,800	2,025,564

Industrial Conglomerates (1.3%)
Honeywell International, Inc.	63,900	12,212,568

Machinery (2.4%)
AGCO Corp.	38,300	5,178,160
Deere & Co.	20,300	8,381,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	28,500	$9,579,135

		23,138,759

Passenger Airlines (1.4%)
Delta Air Lines, Inc.*	313,500	10,947,420
Southwest Airlines Co.	83,300	2,710,582

		13,658,002

Professional Services (0.4%)
Leidos Holdings, Inc.	39,232	3,611,698

Trading Companies & Distributors (1.2%)
WESCO International, Inc.	77,300	11,945,942

Total Industrials		113,642,221

Information Technology (2.6%)
Semiconductors & Semiconductor Equipment (1.2%)
NXP Semiconductors NV	28,000	5,221,300
Qorvo, Inc.*	63,000	6,398,910

		11,620,210

Software (0.7%)
Salesforce, Inc.*	30,800	6,153,224

Technology Hardware, Storage & Peripherals (0.7%)
Seagate Technology Holdings plc	101,700	6,724,404

Total Information Technology		24,497,838

Materials (5.6%)
Chemicals (2.7%)
Axalta Coating Systems Ltd.*	148,700	4,504,123
Chemours Co. (The)	379,300	11,356,242
PPG Industries, Inc.	75,700	10,112,006

		25,972,371

Metals & Mining (2.9%)
Alcoa Corp.	274,400	11,678,464
Freeport-McMoRan, Inc.	385,100	15,754,441

		27,432,905

Total Materials		53,405,276

Real Estate (3.9%)
Health Care REITs (1.0%)
Ventas, Inc. (REIT)	220,081	9,540,511

Industrial REITs (0.5%)
Prologis, Inc. (REIT)	38,200	4,766,214

Residential REITs (0.8%)
Mid-America Apartment Communities, Inc. (REIT)	29,000	4,380,160
Sun Communities, Inc. (REIT)	19,400	2,733,072

		7,113,232

Specialized REITs (1.6%)
Equinix, Inc. (REIT)	12,600	9,085,104
SBA Communications Corp. (REIT)	24,000	6,265,680

		15,350,784

Total Real Estate		36,770,741

Utilities (6.5%)
Electric Utilities (1.4%)
NextEra Energy, Inc.	176,500	13,604,620

Multi-Utilities (5.1%)
Ameren Corp.	163,800	14,150,682
CenterPoint Energy, Inc.	68,798	2,026,789
Dominion Energy, Inc.	312,900	17,494,239
Public Service Enterprise Group, Inc.	238,700	14,906,815

		48,578,525

Total Utilities		62,183,145

Total Common Stocks (97.7%) (Cost $841,868,373)		929,678,541

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.0%)
FHLB
4.52%, 4/3/23(o)(p)	$19,421,000	19,413,692

Total Short-Term Investment (2.0%) (Cost $19,416,307)		19,413,692

Total Investments in Securities (99.7%) (Cost $861,284,680)		949,092,233
Other Assets Less Liabilities (0.3%)		2,405,245

Net Assets (100%)		$951,497,478

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2023.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$66,115,875	$—	$—	$66,115,875
Consumer Discretionary	43,181,038	—	—	43,181,038
Consumer Staples	54,281,609	—	—	54,281,609
Energy	102,336,815	—	—	102,336,815
Financials	212,328,916	—	—	212,328,916
Health Care	160,935,067	—	—	160,935,067
Industrials	113,642,221	—	—	113,642,221
Information Technology	24,497,838	—	—	24,497,838
Materials	53,405,276	—	—	53,405,276
Real Estate	36,770,741	—	—	36,770,741
Utilities	62,183,145	—	—	62,183,145
Short-Term Investment
U.S. Government Agency Security	—	19,413,692	—	19,413,692

Total Assets	$929,678,541	$19,413,692	$—	$949,092,233

Total Liabilities	$—	$—	$—	$—

Total	$929,678,541	$19,413,692	$—	$949,092,233

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,139,142
Aggregate gross unrealized depreciation	(22,893,778)

Net unrealized appreciation	$86,245,364

Federal income tax cost of investments in securities and derivative instruments, if applicable	$862,846,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	203,664	$3,920,532
Cogent Communications Holdings, Inc.	94,920	6,048,302
Verizon Communications, Inc.	120,149	4,672,595

		14,641,429

Entertainment (0.9%)
Activision Blizzard, Inc.	20,503	1,754,852
Electronic Arts, Inc.	7,520	905,784
Live Nation Entertainment, Inc.*	4,274	299,180
Netflix, Inc.*	18,590	6,422,473
Take-Two Interactive Software, Inc.*	22,062	2,631,997
Walt Disney Co. (The)*	52,484	5,255,223
Warner Bros Discovery, Inc.*	64,093	967,804

		18,237,313

Interactive Media & Services (4.0%)
Alphabet, Inc., Class A*	233,381	24,208,611
Alphabet, Inc., Class C*	280,756	29,198,624
Match Group, Inc.*	8,333	319,904
Meta Platforms, Inc., Class A*	104,508	22,149,425
Pinterest, Inc., Class A*	34,148	931,216
Snap, Inc., Class A*	44,065	493,969

		77,301,749

Media (0.6%)
Charter Communications, Inc., Class A*	5,993	2,143,157
Comcast Corp., Class A	173,108	6,562,524
DISH Network Corp., Class A*	6,581	61,401
Fox Corp., Class A	8,544	290,923
Fox Corp., Class B	3,926	122,923
Interpublic Group of Cos., Inc. (The)	11,008	409,938
News Corp., Class A	10,698	184,754
News Corp., Class B	4,207	73,328
Omnicom Group, Inc.	5,961	562,361
Paramount Global, Class B(x)	14,149	315,664

		10,726,973

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	16,981	2,459,528

Total Communication Services		123,366,992

Consumer Discretionary (6.5%)
Automobile Components (0.1%)
Aptiv plc*	22,019	2,470,312
BorgWarner, Inc.	6,594	323,831

		2,794,143

Automobiles (1.0%)
Ford Motor Co.	111,402	1,403,665
General Motors Co.	39,982	1,466,540
Tesla, Inc.*	77,104	15,995,996

		18,866,201

Broadline Retail (1.8%)
Amazon.com, Inc.*	331,903	34,282,261
eBay, Inc.	15,316	679,571
Etsy, Inc.*	3,636	404,796

		35,366,628

Distributors (0.1%)
Genuine Parts Co.	4,119	689,150
LKQ Corp.	7,086	402,201
Pool Corp.	1,115	381,821

		1,473,172

Hotels, Restaurants & Leisure (1.7%)
Aramark	79,904	2,860,563
Booking Holdings, Inc.*	1,117	2,962,742
Caesars Entertainment, Inc.*	6,221	303,647
Carnival Corp.(x)*	27,912	283,307
Chipotle Mexican Grill, Inc.*	2,999	5,123,162
Darden Restaurants, Inc.	3,518	545,853
Domino’s Pizza, Inc.	1,053	347,353
Expedia Group, Inc.*	4,165	404,130
Hilton Worldwide Holdings, Inc.	7,639	1,076,106
Las Vegas Sands Corp.*	9,619	552,611
Marriott International, Inc., Class A	7,744	1,285,814
McDonald’s Corp.	20,980	5,866,218
MGM Resorts International	9,157	406,754
Norwegian Cruise Line Holdings Ltd.(x)*	159,267	2,142,141
Royal Caribbean Cruises Ltd.*	28,275	1,846,357
Starbucks Corp.	33,047	3,441,184
Wynn Resorts Ltd.*	2,942	329,239
Yum! Brands, Inc.	22,433	2,962,951

		32,740,132

Household Durables (0.2%)
DR Horton, Inc.	21,556	2,105,806
Garmin Ltd.	4,482	452,323
Lennar Corp., Class A	7,399	777,709
Mohawk Industries, Inc.*	1,534	153,738
Newell Brands, Inc.	10,576	131,565
NVR, Inc.*	86	479,208
PulteGroup, Inc.	6,230	363,084
Whirlpool Corp.	1,575	207,932

		4,671,365

Leisure Products (0.0%)†
Hasbro, Inc.	3,774	202,626

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	1,806	219,628
AutoZone, Inc.*	534	1,312,652
Bath & Body Works, Inc.	6,415	234,661
Best Buy Co., Inc.	5,737	449,035
Burlington Stores, Inc.*	7,823	1,581,028
CarMax, Inc.*	4,628	297,488
Home Depot, Inc. (The)	29,219	8,623,111
Lowe’s Cos., Inc.	17,336	3,466,680
O’Reilly Automotive, Inc.*	1,767	1,500,148
Ross Stores, Inc.	9,992	1,060,451
TJX Cos., Inc. (The)	33,048	2,589,641
Tractor Supply Co.	3,226	758,239
Ulta Beauty, Inc.*	1,451	791,767

		22,884,529

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	50,659	6,212,820
Ralph Lauren Corp.(x)	1,114	129,970
Tapestry, Inc.	6,856	295,562
VF Corp.	9,660	221,311

		6,859,663

Total Consumer Discretionary		125,858,459

Consumer Staples (6.5%)
Beverages (1.1%)
Brown-Forman Corp., Class B	5,095	327,456
Coca-Cola Co. (The)	111,580	6,921,307
Constellation Brands, Inc., Class A	15,469	3,494,293
Keurig Dr Pepper, Inc.	24,196	853,635
Molson Coors Beverage Co., Class B	41,179	2,128,131
Monster Beverage Corp.*	22,134	1,195,457
PepsiCo, Inc.	39,484	7,197,933

		22,118,212

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	12,742	6,331,118
Dollar General Corp.	57,980	12,202,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Tree, Inc.*	20,522	$2,945,933
Kroger Co. (The)	18,487	912,703
Sysco Corp.	14,741	1,138,447
Target Corp.	13,250	2,194,598
Walgreens Boots Alliance, Inc.	20,474	707,991
Walmart, Inc.	40,203	5,927,932

		32,361,193

Food Products (1.5%)
Archer-Daniels-Midland Co.	15,802	1,258,787
Bunge Ltd.	4,310	411,691
Campbell Soup Co.	5,556	305,469
Conagra Brands, Inc.	13,792	518,027
General Mills, Inc.	16,963	1,449,658
Hershey Co. (The)	33,278	8,466,256
Hormel Foods Corp.	8,129	324,185
J M Smucker Co. (The)	2,995	471,323
Kellogg Co.	7,327	490,616
Kraft Heinz Co. (The)	85,129	3,291,938
Lamb Weston Holdings, Inc.	4,065	424,874
McCormick & Co., Inc. (Non- Voting)	108,426	9,022,127
Mondelez International, Inc., Class A	38,891	2,711,481
Tyson Foods, Inc., Class A	8,221	487,670

		29,634,102

Household Products (1.3%)
Church & Dwight Co., Inc.	25,892	2,289,112
Clorox Co. (The)	62,542	9,896,646
Colgate-Palmolive Co.	24,045	1,806,982
Kimberly-Clark Corp.	9,716	1,304,081
Procter & Gamble Co. (The)	67,634	10,056,499

		25,353,320

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	12,689	3,127,331

Tobacco (0.7%)
Altria Group, Inc.	51,000	2,275,620
Philip Morris International, Inc.	124,520	12,109,570

		14,385,190

Total Consumer Staples		126,979,348

Energy (3.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	28,757	829,927
Halliburton Co.	26,097	825,709
Schlumberger NV	151,044	7,416,261

		9,071,897

Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	9,540	344,012
Arch Resources, Inc.	2,369	311,429
Chevron Corp.	51,000	8,321,160
ConocoPhillips	35,086	3,480,882
Coterra Energy, Inc.	22,723	557,622
Devon Energy Corp.	18,819	952,430
Diamondback Energy, Inc.	5,269	712,211
EOG Resources, Inc.	16,910	1,938,393
EQT Corp.	10,042	320,440
Equitrans Midstream Corp.	163,316	943,966
Exxon Mobil Corp.	204,994	22,479,642
Hess Corp.	7,988	1,057,132
Kinder Morgan, Inc.	56,825	995,006
Kosmos Energy Ltd.*	775,615	5,770,576
Marathon Oil Corp.	18,678	447,525
Marathon Petroleum Corp.	13,016	1,754,947
Occidental Petroleum Corp.	20,895	1,304,475
ONEOK, Inc.	12,661	804,480
Phillips 66	13,316	1,349,976
Pioneer Natural Resources Co.	6,803	1,389,445
Targa Resources Corp.	6,346	462,941
TotalEnergies SE (ADR)	84,583	4,994,626
Valero Energy Corp.	11,099	1,549,420
Williams Cos., Inc. (The)	35,065	1,047,041

		63,289,777

Total Energy		72,361,674

Financials (9.6%)
Banks (1.8%)
Bank of America Corp.	199,960	5,718,856
Citigroup, Inc.	55,760	2,614,586
Citizens Financial Group, Inc.	14,275	433,532
Comerica, Inc.	3,808	165,343
Fifth Third Bancorp	19,892	529,923
First Republic Bank	5,297	74,105
Huntington Bancshares, Inc.	42,430	475,216
JPMorgan Chase & Co.	110,400	14,386,224
KeyCorp	26,662	333,808
M&T Bank Corp.	4,747	567,599
PNC Financial Services Group, Inc. (The)‡	11,398	1,448,686
Regions Financial Corp.	27,418	508,878
Truist Financial Corp.	38,196	1,302,484
US Bancorp	39,942	1,439,909
Wells Fargo & Co.	108,977	4,073,560
Western Alliance Bancorp	35,967	1,278,267
Zions Bancorp NA	4,173	124,898

		35,475,874

Capital Markets (2.2%)
Ameriprise Financial, Inc.	3,000	919,500
Bank of New York Mellon Corp. (The)	21,041	956,103
BlackRock, Inc.‡	4,279	2,863,164
Brookfield Asset Management Ltd., Class A(x)	8,600	281,392
Cboe Global Markets, Inc.	3,143	421,916
Charles Schwab Corp. (The)	43,912	2,300,111
CME Group, Inc.	10,338	1,979,934
FactSet Research Systems, Inc.	1,078	447,467
Franklin Resources, Inc.	8,317	224,060
Goldman Sachs Group, Inc. (The)	9,661	3,160,210
Intercontinental Exchange, Inc.	104,203	10,867,331
Invesco Ltd.	12,859	210,888
KKR & Co., Inc.	31,198	1,638,519
MarketAxess Holdings, Inc.	1,087	425,332
Moody’s Corp.	4,536	1,388,107
Morgan Stanley	37,456	3,288,637
MSCI, Inc.	7,868	4,403,641
Nasdaq, Inc.	9,814	536,531
Northern Trust Corp.	5,911	520,936
Raymond James Financial, Inc.	5,538	516,529
S&P Global, Inc.	9,438	3,253,939
State Street Corp.	10,006	757,354
T. Rowe Price Group, Inc.	6,545	738,931

		42,100,532

Consumer Finance (0.3%)
American Express Co.	17,034	2,809,759
Capital One Financial Corp.	10,989	1,056,702
Discover Financial Services	7,655	756,620
Synchrony Financial	12,163	353,700

		4,976,781

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	68,073	21,018,900
Block, Inc., Class A*	27,405	1,881,353
Fidelity National Information Services, Inc.	17,013	924,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	18,282	$2,066,415
FleetCor Technologies, Inc.*	2,069	436,249
Global Payments, Inc.	7,409	779,723
Jack Henry & Associates, Inc.	2,126	320,431
Mastercard, Inc., Class A	34,235	12,441,341
PayPal Holdings, Inc.*	32,435	2,463,114
Toast, Inc., Class A*	62,731	1,113,475
Visa, Inc., Class A	102,581	23,127,912

		66,573,229

Insurance (1.9%)
Aflac, Inc.	16,162	1,042,772
Allstate Corp. (The)	7,500	831,075
American International Group, Inc.	21,371	1,076,243
Aon plc, Class A	27,315	8,612,146
Arch Capital Group Ltd.*	10,648	722,680
Arthur J Gallagher & Co.	6,068	1,160,869
Assurant, Inc.	1,604	192,592
Brown & Brown, Inc.	6,590	378,398
Chubb Ltd.	23,710	4,604,008
Cincinnati Financial Corp.	4,548	509,740
Everest Re Group Ltd.	1,107	396,328
Globe Life, Inc.	2,579	283,742
Hartford Financial Services Group, Inc. (The)	9,158	638,221
Lincoln National Corp.	4,827	108,463
Loews Corp.	5,494	318,762
Marsh & McLennan Cos., Inc.	30,985	5,160,552
MetLife, Inc.	18,973	1,099,296
Principal Financial Group, Inc.	6,693	497,424
Progressive Corp. (The)	44,452	6,359,303
Prudential Financial, Inc.	10,373	858,262
Travelers Cos., Inc. (The)	6,560	1,124,450
W R Berkley Corp.	5,648	351,644
Willis Towers Watson plc	3,061	711,315

		37,038,285

Total Financials		186,164,701

Health Care (12.3%)
Biotechnology (1.8%)
AbbVie, Inc.	50,700	8,080,059
Amgen, Inc.	15,361	3,713,522
Biogen, Inc.*	4,087	1,136,309
Gilead Sciences, Inc.	35,750	2,966,177
Incyte Corp.*	5,179	374,286
Moderna, Inc.*	9,512	1,460,853
Regeneron Pharmaceuticals, Inc.*	5,692	4,676,946
Seagen, Inc.*	17,151	3,472,563
Vertex Pharmaceuticals, Inc.*	28,845	9,088,194

		34,968,909

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	66,093	6,692,577
Align Technology, Inc.*	2,088	697,684
Baxter International, Inc.	14,702	596,313
Becton Dickinson & Co.	8,090	2,002,599
Boston Scientific Corp.*	41,234	2,062,937
Cooper Cos., Inc. (The)	1,409	526,064
Dentsply Sirona, Inc.	6,082	238,901
Dexcom, Inc.*	11,100	1,289,598
Edwards Lifesciences Corp.*	41,218	3,409,965
GE HealthCare Technologies, Inc.*	10,329	847,288
Hologic, Inc.*	7,173	578,861
IDEXX Laboratories, Inc.*	2,384	1,192,191
Insulet Corp.*	1,998	637,282
Intuitive Surgical, Inc.*	10,045	2,566,196
Medtronic plc	38,265	3,084,924
ResMed, Inc.	4,169	912,969
STERIS plc	2,881	551,078
Stryker Corp.	23,104	6,595,499
Teleflex, Inc.	1,350	341,969
Zimmer Biomet Holdings, Inc.	5,979	772,487

		35,597,382

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	4,710	754,118
Cardinal Health, Inc.	7,314	552,207
Centene Corp.*	24,658	1,558,632
Chemed Corp.	8,345	4,487,524
Cigna Group (The)	8,563	2,188,104
CVS Health Corp.	36,814	2,735,648
DaVita, Inc.*	1,568	127,181
Elevance Health, Inc.	27,341	12,571,665
HCA Healthcare, Inc.	6,104	1,609,503
Henry Schein, Inc.*	4,035	329,014
Humana, Inc.	19,161	9,301,899
Laboratory Corp. of America Holdings	2,479	568,732
McKesson Corp.	3,926	1,397,852
Molina Healthcare, Inc.*	1,642	439,219
Quest Diagnostics, Inc.	3,123	441,842
UnitedHealth Group, Inc.	62,021	29,310,504
Universal Health Services, Inc., Class B	1,880	238,948

		68,612,592

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	8,455	1,169,665
Bio-Rad Laboratories, Inc., Class A*	611	292,681
Bio-Techne Corp.	4,496	333,558
Charles River Laboratories International, Inc.*	1,489	300,510
Danaher Corp.	62,205	15,678,148
Illumina, Inc.*	4,487	1,043,452
IQVIA Holdings, Inc.*	5,347	1,063,465
Mettler-Toledo International, Inc.*	1,969	3,012,983
PerkinElmer, Inc.	3,722	495,994
Thermo Fisher Scientific, Inc.	11,239	6,477,822
Waters Corp.*	1,727	534,731
West Pharmaceutical Services, Inc.	2,131	738,328

		31,141,337

Pharmaceuticals (3.5%)
AstraZeneca plc (ADR)	112,837	7,832,016
Bristol-Myers Squibb Co.	90,929	6,302,289
Catalent, Inc.*	5,142	337,881
Eli Lilly and Co.	50,649	17,393,880
Johnson & Johnson	114,829	17,798,495
Merck & Co., Inc.	72,687	7,733,170
Organon & Co.	7,877	185,267
Pfizer, Inc.	199,303	8,131,562
Viatris, Inc.	34,232	329,312
Zoetis, Inc.	13,418	2,233,292

		68,277,164

Total Health Care		238,597,384

Industrials (6.4%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	12,706	2,856,944
Boeing Co. (The)*	16,128	3,426,071
General Dynamics Corp.	6,481	1,479,029
Howmet Aerospace, Inc.	10,628	450,309
Huntington Ingalls Industries, Inc.	11,718	2,425,860
L3Harris Technologies, Inc.	5,399	1,059,500
Lockheed Martin Corp.	6,514	3,079,363
Northrop Grumman Corp.	4,104	1,894,899
Raytheon Technologies Corp.	41,998	4,112,864
Textron, Inc.	5,883	415,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	6,883	$5,073,115

		26,273,470

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,462	344,019
Expeditors International of Washington, Inc.	4,534	499,284
FedEx Corp.	6,657	1,521,058
United Parcel Service, Inc., Class B	20,859	4,046,437

		6,410,798

Building Products (0.4%)
A O Smith Corp.	3,736	258,345
Allegion plc	2,469	263,516
Armstrong World Industries, Inc.	28,760	2,048,862
Carrier Global Corp.	65,430	2,993,423
Johnson Controls International plc	19,827	1,193,982
Masco Corp.	6,587	327,506
Trane Technologies plc	6,480	1,192,190

		8,277,824

Commercial Services & Supplies (0.3%)
Cintas Corp.	2,472	1,143,745
Copart, Inc.*	12,490	939,373
Republic Services, Inc.	5,901	797,933
Rollins, Inc.	6,702	251,526
Waste Connections, Inc.	12,696	1,765,633
Waste Management, Inc.	10,570	1,724,707

		6,622,917

Construction & Engineering (0.0%)†
Quanta Services, Inc.	4,128	687,890

Electrical Equipment (0.4%)
AMETEK, Inc.	20,094	2,920,261
Eaton Corp. plc	11,449	1,961,672
Emerson Electric Co.	16,381	1,427,440
Generac Holdings, Inc.*	1,739	187,829
Rockwell Automation, Inc.	3,286	964,277

		7,461,479

Ground Transportation (1.1%)
CSX Corp.	60,526	1,812,148
JB Hunt Transport Services, Inc.	2,348	411,980
Norfolk Southern Corp.	6,530	1,384,360
Old Dominion Freight Line, Inc.	2,580	879,367
Saia, Inc.*	21,290	5,792,583
Union Pacific Corp.	57,598	11,592,174

		21,872,612

Industrial Conglomerates (0.6%)
3M Co.	15,645	1,644,446
General Electric Co.	61,698	5,898,329
Honeywell International, Inc.	19,155	3,660,903

		11,203,678

Machinery (0.9%)
Caterpillar, Inc.	14,982	3,428,481
Cummins, Inc.	4,036	964,120
Deere & Co.	7,752	3,200,646
Dover Corp.	4,049	615,205
Fortive Corp.	9,909	675,496
IDEX Corp.	2,122	490,246
Illinois Tool Works, Inc.	7,927	1,929,828
Ingersoll Rand, Inc.	11,377	661,914
Nordson Corp.	1,507	334,946
Otis Worldwide Corp.	11,993	1,012,209
PACCAR, Inc.	14,989	1,097,195
Parker-Hannifin Corp.	3,697	1,242,599
Pentair plc	4,918	271,818
Snap-on, Inc.	1,532	378,235
Stanley Black & Decker, Inc.	4,207	339,000
Westinghouse Air Brake Technologies Corp.	5,132	518,640
Xylem, Inc.	5,229	547,476

		17,708,054

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	3,823	160,413
American Airlines Group, Inc.*	17,864	263,494
Delta Air Lines, Inc.*	18,459	644,588
Southwest Airlines Co.	16,696	543,288
United Airlines Holdings, Inc.*	39,026	1,726,901

		3,338,684

Professional Services (0.7%)
Automatic Data Processing, Inc.	11,812	2,629,705
Broadridge Financial Solutions, Inc.	3,377	494,967
CoStar Group, Inc.*	11,598	798,522
Dun & Bradstreet Holdings, Inc.	67,825	796,265
Equifax, Inc.	3,550	720,082
Jacobs Solutions, Inc.	3,676	431,967
Leidos Holdings, Inc.	3,846	354,063
Paychex, Inc.	9,201	1,054,343
Robert Half International, Inc.	2,910	234,459
Verisk Analytics, Inc.	25,933	4,975,505

		12,489,878

Trading Companies & Distributors (0.1%)
Fastenal Co.	16,275	877,873
United Rentals, Inc.	1,964	777,273
WW Grainger, Inc.	1,276	878,922

		2,534,068

Total Industrials		124,881,352

Information Technology (20.8%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	7,051	1,183,581
Cisco Systems, Inc.	117,633	6,149,265
F5, Inc.*	1,819	265,010
Juniper Networks, Inc.	8,960	308,403
Motorola Solutions, Inc.	36,994	10,585,093

		18,491,352

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	17,132	1,400,027
CDW Corp.	3,935	766,892
Corning, Inc.	22,180	782,510
Keysight Technologies, Inc.*	5,078	819,995
TE Connectivity Ltd.	9,157	1,200,941
Teledyne Technologies, Inc.*	1,349	603,489
Trimble, Inc.*	44,492	2,332,271
Zebra Technologies Corp., Class A*	1,489	473,502

		8,379,627

IT Services (1.0%)
Accenture plc, Class A	18,028	5,152,583
Akamai Technologies, Inc.*	4,404	344,833
Cognizant Technology Solutions Corp., Class A	14,719	896,829
DXC Technology Co.*	6,625	169,335
EPAM Systems, Inc.*	1,656	495,144
Gartner, Inc.*	2,275	741,127
GoDaddy, Inc., Class A*	14,169	1,101,215
International Business Machines Corp.	26,029	3,412,141
Snowflake, Inc., Class A*	18,148	2,800,055
VeriSign, Inc.*	24,292	5,133,628

		20,246,890

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	103,419	10,136,096
Analog Devices, Inc.	14,531	2,865,804
Applied Materials, Inc.	24,170	2,968,801
ASML Holding NV (Registered) (ADR)	7,942	5,406,199
Broadcom, Inc.	18,327	11,757,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Enphase Energy, Inc.*	7,660	$1,610,745
Entegris, Inc.	40,960	3,359,130
First Solar, Inc.*	2,779	604,432
Intel Corp.	118,811	3,881,555
KLA Corp.	9,880	3,943,800
Lam Research Corp.	12,931	6,854,982
Microchip Technology, Inc.	15,834	1,326,572
Micron Technology, Inc.	121,664	7,341,206
Monolithic Power Systems, Inc.	8,450	4,229,563
NVIDIA Corp.	118,575	32,936,578
NXP Semiconductors NV	7,442	1,387,747
ON Semiconductor Corp.*	12,318	1,014,018
Qorvo, Inc.*	2,980	302,679
QUALCOMM, Inc.	31,966	4,078,222
Skyworks Solutions, Inc.	4,659	549,669
SolarEdge Technologies, Inc.*	1,588	482,673
Teradyne, Inc.	4,505	484,332
Texas Instruments, Inc.	25,968	4,830,308
Wolfspeed, Inc.*	15,315	994,709

		113,347,323

Software (8.1%)
Adobe, Inc.*	30,579	11,784,229
ANSYS, Inc.*	2,521	838,989
Atlassian Corp., Class A*	8,967	1,534,881
Autodesk, Inc.*	6,152	1,280,600
Cadence Design Systems, Inc.*	7,897	1,659,081
Ceridian HCM Holding, Inc.*	33,332	2,440,569
DocuSign, Inc.*	13,816	805,473
Fair Isaac Corp.*	721	506,639
Fortinet, Inc.*	18,667	1,240,609
Gen Digital, Inc.	15,725	269,841
Intuit, Inc.	8,044	3,586,256
Microsoft Corp.	316,560	91,264,248
Oracle Corp.	43,916	4,080,675
Paycom Software, Inc.*	1,371	416,798
PTC, Inc.*	3,090	396,231
Roper Technologies, Inc.	3,053	1,345,427
Salesforce, Inc.*	77,281	15,439,198
ServiceNow, Inc.*	25,614	11,903,338
Synopsys, Inc.*	4,324	1,670,145
Tyler Technologies, Inc.*	1,214	430,533
Workday, Inc., Class A*	15,947	3,293,693

		156,187,453

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	503,539	83,033,581
Hewlett Packard Enterprise Co.	37,546	598,108
HP, Inc.	24,778	727,234
NetApp, Inc.	6,238	398,296
Seagate Technology Holdings plc	5,514	364,586
Western Digital Corp.*	8,935	336,582

		85,458,387

Total Information Technology		402,111,032

Materials (3.1%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	6,385	1,833,836
Albemarle Corp.	11,408	2,521,624
Celanese Corp.	2,843	309,574
CF Industries Holdings, Inc.	5,573	403,987
Corteva, Inc.	44,065	2,657,560
Dow, Inc.	19,992	1,095,961
DuPont de Nemours, Inc.	13,134	942,627
Eastman Chemical Co.	3,329	280,768
Ecolab, Inc.	7,130	1,180,229
FMC Corp.	3,545	432,951
International Flavors & Fragrances, Inc.	7,419	682,251
Linde plc	22,442	7,976,785
LyondellBasell Industries NV, Class A	7,258	681,454
Mosaic Co. (The)	9,735	446,642
PPG Industries, Inc.	6,676	891,780
Sherwin-Williams Co. (The)	48,139	10,820,203

		33,158,232

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,806	641,238
Vulcan Materials Co.	3,816	654,673

		1,295,911

Containers & Packaging (0.1%)
Amcor plc	43,175	491,331
Avery Dennison Corp.	2,391	427,822
Ball Corp.	9,145	503,981
International Paper Co.	10,454	376,971
Packaging Corp. of America	2,542	352,906
Sealed Air Corp.	3,944	181,069
Westrock Co.	7,372	224,625

		2,558,705

Metals & Mining (1.2%)
ATI, Inc.*	137,161	5,412,373
Freeport-McMoRan, Inc.	40,940	1,674,856
Newmont Corp.	22,748	1,115,107
Nucor Corp.	7,342	1,134,119
Steel Dynamics, Inc.	4,670	527,990
Wheaton Precious Metals Corp.(x)	259,295	12,487,647

		22,352,092

Total Materials		59,364,940

Real Estate (1.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	15,193	333,790
Ventas, Inc. (REIT)	11,260	488,121
Welltower, Inc. (REIT)	13,619	976,346

		1,798,257

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	19,799	326,485

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	62,114	7,749,964

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	4,516	567,164
Boston Properties, Inc. (REIT)	4,166	225,464

		792,628

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	9,205	670,216

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	4,060	682,324
Camden Property Trust (REIT)	3,056	320,391
Equity Residential (REIT)	9,747	584,820
Essex Property Trust, Inc. (REIT)	1,850	386,909
Invitation Homes, Inc. (REIT)	16,488	514,920
Mid-America Apartment Communities, Inc. (REIT)	3,276	494,807
UDR, Inc. (REIT)	9,115	374,262

		3,358,433

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	1,972	194,893
Kimco Realty Corp. (REIT)	17,292	337,713
Realty Income Corp. (REIT)	17,828	1,128,869
Regency Centers Corp. (REIT)	4,582	280,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	9,412	$1,053,861

		2,995,663

Specialized REITs (0.8%)
American Tower Corp. (REIT)	13,404	2,738,973
Crown Castle, Inc. (REIT)	20,530	2,747,735
Digital Realty Trust, Inc. (REIT)	8,153	801,521
Equinix, Inc. (REIT)	5,118	3,690,283
Extra Space Storage, Inc. (REIT)	3,869	630,376
Iron Mountain, Inc. (REIT)	8,259	436,984
Public Storage (REIT)	4,551	1,375,039
SBA Communications Corp. (REIT)	3,054	797,308
VICI Properties, Inc. (REIT)	28,775	938,641
Weyerhaeuser Co. (REIT)	20,582	620,136

		14,776,996

Total Real Estate		32,468,642

Utilities (2.9%)
Electric Utilities (2.1%)
Alliant Energy Corp.	7,417	396,068
American Electric Power Co., Inc.	14,794	1,346,106
Constellation Energy Corp.	9,223	724,006
Duke Energy Corp.	22,169	2,138,643
Edison International	11,094	783,126
Entergy Corp.	5,899	635,558
Evergy, Inc.	6,368	389,212
Eversource Energy	10,152	794,496
Exelon Corp.	213,515	8,944,143
FirstEnergy Corp.	15,681	628,181
NextEra Energy, Inc.	185,885	14,328,016
NRG Energy, Inc.	6,260	214,655
PG&E Corp.*	277,886	4,493,417
Pinnacle West Capital Corp.	3,333	264,107
PPL Corp.	20,556	571,251
Southern Co. (The)	31,342	2,180,776
Xcel Energy, Inc.	15,709	1,059,415

		39,891,176

Gas Utilities (0.1%)
Atmos Energy Corp.(x)	12,288	1,380,680

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	122,269	2,944,237

Multi-Utilities (0.6%)
Ameren Corp.	7,381	637,645
CenterPoint Energy, Inc.	113,556	3,345,360
CMS Energy Corp.	8,366	513,505
Consolidated Edison, Inc.	10,108	967,032
Dominion Energy, Inc.	23,989	1,341,225
DTE Energy Co.	5,599	613,314
NiSource, Inc.	11,203	313,236
Public Service Enterprise Group, Inc.	14,148	883,543
Sempra Energy	9,049	1,367,847
WEC Energy Group, Inc.	8,942	847,612

		10,830,319

Water Utilities (0.0%)†
American Water Works Co., Inc.	5,532	810,382

Total Utilities		55,856,794

Total Common Stocks (79.9%) (Cost $752,669,778)		1,548,011,318

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	145,444	59,789,120
iShares Morningstar Growth ETF	51,790	2,867,032
iShares Morningstar U.S. Equity ETF‡	608,308	34,314,654
iShares Morningstar Value ETF	9,526	608,711
iShares Russell 1000 ETF(x)	150,899	33,986,982
SPDR Portfolio S&P 500 Growth ETF(x)	50,400	2,790,144
SPDR Portfolio S&P 500 Value ETF(x)	5,600	228,032
Vanguard Growth ETF	6,000	1,496,640
Vanguard Large-Cap ETF(x)	184,613	34,487,555
Vanguard Russell 1000 Growth ETF	43,700	2,748,293
Vanguard Russell 1000 Value	4,900	327,369
Vanguard Value ETF	12,900	1,781,619

Total Exchange Traded Funds (9.1%) (Cost $60,031,301)		175,426,151

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	79,480,962	79,504,806

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $13,786,772, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $14,056,885.(xx)	$13,781,260	13,781,260
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $12,004,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $12,246,531.(xx)	12,000,000	12,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $16,811,550, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $18,529,594.(xx)	16,800,000	16,800,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $10,003,992, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $10,204,073.(xx)	10,000,000	10,000,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $3,061,224.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $1,000,408, collateralized by various Common Stocks; total market value $1,111,742.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		56,581,260

Total Short-Term Investments (7.0%) (Cost $136,079,040)		136,086,066

Total Investments in Securities (96.0%) (Cost $948,780,119)		1,859,523,535
Other Assets Less Liabilities (4.0%)		77,068,683

Net Assets (100%)		$1,936,592,218

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $56,476,807. This was collateralized by $391,851 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/23 - 11/15/52 and by cash of $56,581,260 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	11,398	1,873,484	—	(66,129)	47,839	(406,508)	1,448,686	17,793	—
Capital Markets
BlackRock, Inc.	4,279	3,130,727	—	(92,892)	58,327	(232,998)	2,863,164	21,620	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	608,308	32,263,477	—	(255,272)	125,826	2,180,623	34,314,654	130,940	—

Total		37,267,688	—	(414,293)	231,992	1,541,117	38,626,504	170,353	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	924	6/2023	USD	191,164,050	11,279,375

					11,279,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$123,366,992	$—	$—	$123,366,992
Consumer Discretionary	125,858,459	—	—	125,858,459
Consumer Staples	126,979,348	—	—	126,979,348
Energy	72,361,674	—	—	72,361,674
Financials	186,164,701	—	—	186,164,701
Health Care	238,597,384	—	—	238,597,384
Industrials	124,881,352	—	—	124,881,352
Information Technology	402,111,032	—	—	402,111,032
Materials	59,364,940	—	—	59,364,940
Real Estate	32,468,642	—	—	32,468,642
Utilities	55,856,794	—	—	55,856,794
Exchange Traded Funds	175,426,151	—	—	175,426,151
Futures	11,279,375	—	—	11,279,375
Short-Term Investments
Investment Company	79,504,806	—	—	79,504,806
Repurchase Agreements	—	56,581,260	—	56,581,260

Total Assets	$1,814,221,650	$56,581,260	$—	$1,870,802,910

Total Liabilities	$—	$—	$—	$—

Total	$1,814,221,650	$56,581,260	$—	$1,870,802,910

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,626,018
Aggregate gross unrealized depreciation	(32,018,356)

Net unrealized appreciation	$925,607,662

Federal income tax cost of investments in securities and derivative instruments, if applicable	$945,195,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Entertainment (0.9%)
Electronic Arts, Inc.	1,574	$189,588
Liberty Media Corp.-Liberty Formula One, Class A*	216	14,580
Liberty Media Corp.-Liberty Formula One, Class C*	2,059	154,075
Live Nation Entertainment, Inc.*	7,142	499,940
Madison Square Garden Sports Corp., Class A	872	169,909
Netflix, Inc.*	18,105	6,254,916
Playtika Holding Corp.*	7,582	85,373
ROBLOX Corp., Class A*	40,987	1,843,595
Roku, Inc.*	3,156	207,728
Spotify Technology SA*	12,824	1,713,543
Take-Two Interactive Software, Inc.*	12,389	1,478,008
Walt Disney Co. (The)*	11,195	1,120,955
Warner Bros Discovery, Inc.*	158,649	2,395,600
World Wrestling Entertainment, Inc., Class A	3,943	359,838

		16,487,648

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	479,919	49,781,998
Alphabet, Inc., Class C*	418,333	43,506,632
Match Group, Inc.*	23,923	918,404
Meta Platforms, Inc., Class A*	43,913	9,306,921
Pinterest, Inc., Class A*	11,256	306,951
TripAdvisor, Inc.*	758	15,054
ZoomInfo Technologies, Inc., Class A*	25,177	622,124

		104,458,084

Media (0.4%)
Cable One, Inc.	324	227,448
Charter Communications, Inc., Class A*	9,832	3,516,021
Liberty Broadband Corp., Class A*	742	60,933
Liberty Broadband Corp., Class C*	5,078	414,873
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,911	53,680
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,941	110,309
Nexstar Media Group, Inc., Class A(x)	302	52,143
Trade Desk, Inc. (The), Class A*	40,205	2,448,887

		6,884,294

Total Communication Services		127,830,026

Consumer Discretionary (14.3%)
Automobile Components (0.0%)†
Aptiv plc*	6,217	697,485

Automobiles (2.8%)
Lucid Group, Inc.(x)*	45,726	367,637
Tesla, Inc.*	237,011	49,170,302

		49,537,939

Broadline Retail (4.8%)
Amazon.com, Inc.*	815,094	84,191,059
eBay, Inc.	6,467	286,941
Etsy, Inc.*	11,453	1,275,063
Nordstrom, Inc.(x)	8,761	142,541
Ollie’s Bargain Outlet Holdings, Inc.*	291	16,861

		85,912,465

Distributors (0.1%)
Genuine Parts Co.	1,030	172,329
Pool Corp.	3,485	1,193,404

		1,365,733

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,485	114,330
H&R Block, Inc.	11,658	410,945
Mister Car Wash, Inc.(x)*	5,223	45,022

		570,297

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	34,398	4,279,111
Booking Holdings, Inc.*	3,556	9,431,970
Caesars Entertainment, Inc.*	12,892	629,258
Chipotle Mexican Grill, Inc.*	2,549	4,354,431
Choice Hotels International, Inc.	2,946	345,242
Churchill Downs, Inc.	3,268	840,039
Darden Restaurants, Inc.	8,187	1,270,295
Domino’s Pizza, Inc.	2,362	779,153
DoorDash, Inc., Class A*	20,262	1,287,853
DraftKings, Inc., Class A*	32,416	627,574
Expedia Group, Inc.*	13,853	1,344,157
Hilton Worldwide Holdings, Inc.	17,647	2,485,933
Las Vegas Sands Corp.*	11,303	649,357
Marriott International, Inc., Class A	24,329	4,039,587
McDonald’s Corp.	16,468	4,604,617
Norwegian Cruise Line Holdings Ltd.(x)*	2,835	38,131
Planet Fitness, Inc., Class A*	5,634	437,593
Six Flags Entertainment Corp.*	3,404	90,921
Starbucks Corp.	37,856	3,941,945
Travel + Leisure Co.	5,252	205,878
Vail Resorts, Inc.	3,485	814,375
Wendy’s Co. (The)	15,620	340,204
Wyndham Hotels & Resorts, Inc.	5,518	374,396
Wynn Resorts Ltd.*	1,203	134,628
Yum! Brands, Inc.	2,971	392,410

		43,739,058

Household Durables (0.2%)
DR Horton, Inc.	15,148	1,479,808
NVR, Inc.*	193	1,075,433
PulteGroup, Inc.	8,118	473,117
Toll Brothers, Inc.	5,038	302,431
TopBuild Corp.*	2,466	513,273

		3,844,062

Leisure Products (0.1%)
Brunswick Corp.	1,151	94,382
Mattel, Inc.*	15,519	285,705
Polaris, Inc.	3,736	413,313
YETI Holdings, Inc.*	7,900	316,000

		1,109,400

Specialty Retail (2.9%)
Advance Auto Parts, Inc.	435	52,900
AutoZone, Inc.*	1,577	3,876,502
Best Buy Co., Inc.	5,764	451,148
Burlington Stores, Inc.*	5,651	1,142,067
CarMax, Inc.*	1,678	107,862
Carvana Co.(x)*	9,554	93,534
Five Below, Inc.*	4,999	1,029,644
Floor & Decor Holdings, Inc., Class A(x)*	9,454	928,572
Home Depot, Inc. (The)	54,958	16,219,205
Leslie’s, Inc.*	12,912	142,161
Lowe’s Cos., Inc.	49,146	9,827,726
O’Reilly Automotive, Inc.*	2,318	1,967,936
RH*	651	158,551
Ross Stores, Inc.	13,245	1,405,692
TJX Cos., Inc. (The)	106,434	8,340,168
Tractor Supply Co.	10,117	2,377,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Beauty, Inc.*	4,617	$2,519,358
Victoria’s Secret & Co.*	5,312	181,405
Wayfair, Inc., Class A(x)*	4,587	157,517
Williams-Sonoma, Inc.	4,801	584,090

		51,563,938

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	2,130	957,542
Lululemon Athletica, Inc.*	10,234	3,727,121
NIKE, Inc., Class B	112,366	13,780,566
Skechers USA, Inc., Class A*	1,850	87,912
Tapestry, Inc.	2,994	129,071

		18,682,212

Total Consumer Discretionary		257,022,589

Consumer Staples (5.9%)
Beverages (2.2%)
Boston Beer Co., Inc. (The), Class A*	821	269,863
Brown-Forman Corp., Class A	2,450	159,716
Brown-Forman Corp., Class B	9,886	635,373
Coca-Cola Co. (The)	268,548	16,658,032
Monster Beverage Corp.*	62,086	3,353,265
PepsiCo, Inc.	107,127	19,529,252

		40,605,501

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	7,745	589,162
Costco Wholesale Corp.	40,602	20,173,916
Dollar General Corp.	20,663	4,348,735
Dollar Tree, Inc.*	6,035	866,324
Grocery Outlet Holding Corp.*	598	16,900
Performance Food Group Co.*	4,304	259,703
Sysco Corp.	46,550	3,595,057
Target Corp.	23,400	3,875,742

		33,725,539

Food Products (0.3%)
Darling Ingredients, Inc.*	1,011	59,042
Freshpet, Inc.(x)*	2,327	154,024
Hershey Co. (The)	11,595	2,949,884
Kellogg Co.	12,800	857,088
Lamb Weston Holdings, Inc.	13,203	1,379,978
Pilgrim’s Pride Corp.*	2,221	51,483

		5,451,499

Household Products (1.2%)
Church & Dwight Co., Inc.	10,077	890,907
Clorox Co. (The)	9,359	1,480,968
Colgate-Palmolive Co.	46,686	3,508,453
Kimberly-Clark Corp.	18,291	2,455,018
Procter & Gamble Co. (The)	92,217	13,711,746

		22,047,092

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,040	5,185,518
Olaplex Holdings, Inc.*	11,384	48,610

		5,234,128

Total Consumer Staples		107,063,759

Energy (1.3%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	37,292	1,179,919

Oil, Gas & Consumable Fuels (1.3%)
Antero Resources Corp.*	16,911	390,475
Cheniere Energy, Inc.	13,114	2,066,766
Coterra Energy, Inc.	11,719	287,584
Devon Energy Corp.	29,143	1,474,927
Diamondback Energy, Inc.	9,186	1,241,672
Enviva, Inc.(x)	2,803	80,951
EOG Resources, Inc.	39,200	4,493,496
Hess Corp.	20,202	2,673,533
New Fortress Energy, Inc.(x)	5,047	148,533
Occidental Petroleum Corp.	60,105	3,752,355
ONEOK, Inc.	4,602	292,411
Ovintiv, Inc.	16,234	585,723
PDC Energy, Inc.	4,311	276,680
Pioneer Natural Resources Co.	11,983	2,447,408
Range Resources Corp.	14,236	376,827
Southwestern Energy Co.*	7,156	35,780
Targa Resources Corp.	20,698	1,509,919
Texas Pacific Land Corp.	524	891,334

		23,026,374

Total Energy		24,206,293

Financials (6.7%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	248	241,329
Western Alliance Bancorp	5,927	210,645

		451,974

Capital Markets (1.4%)
Ameriprise Financial, Inc.	6,214	1,904,591
Ares Management Corp.	14,049	1,172,249
Blackstone, Inc., Class A	64,178	5,637,396
Blue Owl Capital, Inc.	38,077	421,893
Charles Schwab Corp. (The)	77,359	4,052,064
FactSet Research Systems, Inc.	3,477	1,443,268
LPL Financial Holdings, Inc.	7,292	1,475,901
MarketAxess Holdings, Inc.	3,402	1,331,169
Moody’s Corp.	13,817	4,228,278
Morningstar, Inc.	2,063	418,851
MSCI, Inc.	5,360	2,999,938
Raymond James Financial, Inc.	1,431	133,469
Tradeweb Markets, Inc., Class A	6,234	492,611

		25,711,678

Consumer Finance (0.1%)
American Express Co.	3,478	573,696
Credit Acceptance Corp.(x)*	61	26,599
Upstart Holdings, Inc.(x)*	1,234	19,608

		619,903

Financial Services (4.0%)
Apollo Global Management, Inc.	33,761	2,132,345
Euronet Worldwide, Inc.*	3,253	364,011
Fiserv, Inc.*	4,912	555,203
FleetCor Technologies, Inc.*	6,577	1,386,760
Jack Henry & Associates, Inc.	6,648	1,001,987
Mastercard, Inc., Class A	78,033	28,357,972
PayPal Holdings, Inc.*	32,191	2,444,585
Rocket Cos., Inc., Class A(x)*	5,808	52,620
Shift4 Payments, Inc., Class A*	4,623	350,423
Toast, Inc., Class A*	23,353	414,516
UWM Holdings Corp.	7,710	37,856
Visa, Inc., Class A	150,974	34,038,598
Western Union Co. (The)	11,842	132,038
WEX, Inc.*	2,886	530,707

		71,799,621

Insurance (1.2%)
Aon plc, Class A	17,697	5,579,687
Arch Capital Group Ltd.*	10,545	715,689
Arthur J Gallagher & Co.	2,173	415,717
Assurant, Inc.	297	35,661
Brown & Brown, Inc.	1,646	94,513
Erie Indemnity Co., Class A	1,699	393,590
Everest Re Group Ltd.	1,101	394,180
Lincoln National Corp.	3,217	72,286
Markel Corp.*	280	357,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	40,561	$6,755,435
Progressive Corp. (The)	46,575	6,663,020
RenaissanceRe Holdings Ltd.	2,157	432,133
Ryan Specialty Holdings, Inc., Class A*	7,533	303,128

		22,212,714

Total Financials		120,795,890

Health Care (11.6%)
Biotechnology (3.1%)
AbbVie, Inc.	162,074	25,829,733
Alnylam Pharmaceuticals, Inc.*	11,261	2,255,804
Amgen, Inc.	41,133	9,943,903
Exact Sciences Corp.*	2,898	196,513
Exelixis, Inc.*	25,064	486,492
Horizon Therapeutics plc*	18,860	2,058,380
Incyte Corp.*	14,461	1,045,096
Ionis Pharmaceuticals, Inc.*	11,889	424,913
Moderna, Inc.*	1,826	280,437
Natera, Inc.*	8,311	461,427
Neurocrine Biosciences, Inc.*	8,681	878,691
Novavax, Inc.(x)*	7,148	49,536
Regeneron Pharmaceuticals, Inc.*	1,388	1,140,478
Sarepta Therapeutics, Inc.*	7,708	1,062,394
Seagen, Inc.*	12,455	2,521,764
Ultragenyx Pharmaceutical, Inc.*	4,765	191,077
Vertex Pharmaceuticals, Inc.*	22,135	6,974,074

		55,800,712

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	20,757	2,101,854
Align Technology, Inc.*	5,391	1,801,349
Baxter International, Inc.	7,196	291,870
Dexcom, Inc.*	35,315	4,102,897
Edwards Lifesciences Corp.*	56,631	4,685,083
GE HealthCare Technologies, Inc.*	1,874	153,724
Globus Medical, Inc., Class A*	469	26,564
ICU Medical, Inc.*	343	56,581
IDEXX Laboratories, Inc.*	7,531	3,766,102
Insulet Corp.*	6,306	2,011,362
Intuitive Surgical, Inc.*	29,753	7,600,999
Masimo Corp.*	3,324	613,411
Novocure Ltd.*	9,464	569,165
Penumbra, Inc.*	3,266	910,201
ResMed, Inc.	13,238	2,898,989
Stryker Corp.	17,236	4,920,361
Tandem Diabetes Care, Inc.*	5,464	221,893

		36,732,405

Health Care Providers & Services (2.8%)
agilon health, Inc.(x)*	16,174	384,133
AmerisourceBergen Corp.	14,218	2,276,444
Chemed Corp.	476	255,969
Cigna Group (The)	4,364	1,115,133
DaVita, Inc.*	5,095	413,256
Elevance Health, Inc.	6,720	3,089,923
Guardant Health, Inc.*	8,926	209,225
HCA Healthcare, Inc.	1,207	318,262
Humana, Inc.	8,183	3,972,519
McKesson Corp.	2,549	907,571
Molina Healthcare, Inc.*	4,072	1,089,219
UnitedHealth Group, Inc.	78,058	36,889,430

		50,921,084

Health Care Technology (0.2%)
Certara, Inc.*	6,877	165,804
Definitive Healthcare Corp.*	1,599	16,518
Doximity, Inc., Class A*	4,771	154,485
Teladoc Health, Inc.*	1,412	36,571
Veeva Systems, Inc., Class A*	12,767	2,346,447

		2,719,825

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	7,552	421,326
Agilent Technologies, Inc.	24,340	3,367,196
Avantor, Inc.*	51,899	1,097,145
Bio-Techne Corp.	14,252	1,057,356
Bruker Corp.	9,820	774,209
Charles River Laboratories International, Inc.*	4,309	869,642
Danaher Corp.	4,037	1,017,485
IQVIA Holdings, Inc.*	16,998	3,380,732
Maravai LifeSciences Holdings, Inc., Class A*	10,058	140,913
Mettler-Toledo International, Inc.*	2,015	3,083,373
Repligen Corp.*	3,607	607,275
Sotera Health Co.(x)*	9,052	162,121
Syneos Health, Inc.*	1,642	58,488
Thermo Fisher Scientific, Inc.	4,377	2,522,772
Waters Corp.*	5,411	1,675,408
West Pharmaceutical Services, Inc.	6,784	2,350,452

		22,585,893

Pharmaceuticals (2.2%)
Catalent, Inc.*	5,229	343,598
Eli Lilly and Co.	62,898	21,600,431
Merck & Co., Inc.	97,203	10,341,427
Zoetis, Inc.	43,176	7,186,213

		39,471,669

Total Health Care		208,231,588

Industrials (8.1%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	4,789	1,076,807
Boeing Co. (The)*	15,628	3,319,856
BWX Technologies, Inc.	3,261	205,573
HEICO Corp.	3,859	660,043
HEICO Corp., Class A	6,776	920,859
Howmet Aerospace, Inc.	3,332	141,177
Huntington Ingalls Industries, Inc.	793	164,167
Lockheed Martin Corp.	21,436	10,133,440
Northrop Grumman Corp.	1,571	725,362
Spirit AeroSystems Holdings, Inc., Class A	9,071	313,222
TransDigm Group, Inc.	1,821	1,342,168

		19,002,674

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	2,860	284,198
Expeditors International of Washington, Inc.	4,491	494,549
GXO Logistics, Inc.*	1,055	53,235
United Parcel Service, Inc., Class B	60,132	11,665,007

		12,496,989

Building Products (0.3%)
A O Smith Corp.	2,762	190,992
Advanced Drainage Systems, Inc.	5,868	494,144
Allegion plc	6,357	678,483
Armstrong World Industries, Inc.	2,398	170,834
Carlisle Cos., Inc.	3,971	897,724
Fortune Brands Innovations, Inc.	4,079	239,560
Masco Corp.	1,073	53,350
Masterbrand, Inc.*	4,079	32,795
Trane Technologies plc	12,233	2,250,627
Trex Co., Inc.*	10,090	491,080

		5,499,589

Commercial Services & Supplies (0.8%)
Cintas Corp.	7,401	3,424,295
Copart, Inc.*	39,053	2,937,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Driven Brands Holdings, Inc.*	330	$10,002
MSA Safety, Inc.	1,305	174,217
Republic Services, Inc.	1,209	163,481
Ritchie Bros Auctioneers, Inc.	5,337	300,420
Rollins, Inc.	19,652	737,540
Tetra Tech, Inc.	1,979	290,735
Waste Management, Inc.	35,244	5,750,763

		13,788,629

Construction & Engineering (0.1%)
AECOM	736	62,059
Quanta Services, Inc.	7,118	1,186,144
Valmont Industries, Inc.	267	85,248
WillScot Mobile Mini Holdings Corp.*	9,911	464,628

		1,798,079

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc.(x)*	23,182	242,715
Emerson Electric Co.	17,270	1,504,908
Generac Holdings, Inc.*	5,706	616,305
Plug Power, Inc.(x)*	23,645	277,119
Rockwell Automation, Inc.	7,104	2,084,669
Vertiv Holdings Co.	4,393	62,864

		4,788,580

Ground Transportation (1.3%)
CSX Corp.	48,533	1,453,078
JB Hunt Transport Services, Inc.	6,727	1,180,319
Landstar System, Inc.	2,911	521,826
Lyft, Inc., Class A*	23,278	215,787
Old Dominion Freight Line, Inc.	9,100	3,101,644
RXO, Inc.*	713	14,003
Uber Technologies, Inc.*	152,385	4,830,605
Union Pacific Corp.	56,359	11,342,812
XPO, Inc.*	713	22,745

		22,682,819

Industrial Conglomerates (0.2%)
General Electric Co.	5,618	537,081
Honeywell International, Inc.	18,170	3,472,650

		4,009,731

Machinery (1.7%)
AGCO Corp.	750	101,400
Allison Transmission Holdings, Inc.	6,674	301,932
Caterpillar, Inc.	41,565	9,511,735
Deere & Co.	25,290	10,441,735
Donaldson Co., Inc.	1,898	124,015
Graco, Inc.	10,546	769,964
IDEX Corp.	1,239	286,246
Illinois Tool Works, Inc.	25,191	6,132,749
Lincoln Electric Holdings, Inc.	5,131	867,652
Middleby Corp. (The)*	338	49,554
Nordson Corp.	1,226	272,491
Otis Worldwide Corp.	4,660	393,304
Parker-Hannifin Corp.	2,662	894,725
Toro Co. (The)	9,558	1,062,467
Xylem, Inc.	2,297	240,496

		31,450,465

Passenger Airlines (0.1%)
Delta Air Lines, Inc.*	58,646	2,047,918

Professional Services (1.1%)
Automatic Data Processing, Inc.	35,151	7,825,667
Booz Allen Hamilton Holding Corp.	12,025	1,114,597
Broadridge Financial Solutions, Inc.	9,706	1,422,608
CoStar Group, Inc.*	5,284	363,803
Equifax, Inc.	5,568	1,129,413
FTI Consulting, Inc.*	1,296	255,766
Genpact Ltd.	8,731	403,547
KBR, Inc.	8,088	445,244
Paychex, Inc.	29,556	3,386,822
Robert Half International, Inc.	8,538	687,907
TransUnion	12,922	802,973
Verisk Analytics, Inc.	14,232	2,730,552

		20,568,899

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A(x)*	2,232	51,559
Fastenal Co.	52,741	2,844,850
SiteOne Landscape Supply, Inc.*	2,478	339,164
United Rentals, Inc.	2,937	1,162,347
Watsco, Inc.	1,596	507,783
WESCO International, Inc.	2,159	333,652
WW Grainger, Inc.	4,128	2,843,408

		8,082,763

Total Industrials		146,217,135

Information Technology (41.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	22,545	3,784,404
Ubiquiti, Inc.(x)	110	29,886

		3,814,290

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,461	3,306,473
Arrow Electronics, Inc.*	281	35,089
CDW Corp.	12,387	2,414,102
Cognex Corp.	14,818	734,232
Coherent Corp.*	1,717	65,383
Corning, Inc.	4,081	143,978
Jabil, Inc.	9,824	866,084
Keysight Technologies, Inc.*	15,206	2,455,465
National Instruments Corp.	1,557	81,602
Vontier Corp.	9,008	246,279
Zebra Technologies Corp., Class A*	1,938	616,284

		10,964,971

IT Services (2.0%)
Accenture plc, Class A	58,107	16,607,562
Cloudflare, Inc., Class A*	25,908	1,597,487
EPAM Systems, Inc.*	5,028	1,503,372
Gartner, Inc.*	7,032	2,290,815
Globant SA*	3,729	611,593
GoDaddy, Inc., Class A*	1,978	153,730
International Business Machines Corp.	55,128	7,226,730
MongoDB, Inc.*	6,075	1,416,204
Okta, Inc.*	1,885	162,562
Snowflake, Inc., Class A*	26,307	4,058,907
Thoughtworks Holding, Inc.*	7,798	57,393
Twilio, Inc., Class A(x)*	6,031	401,846
VeriSign, Inc.*	910	192,310
Wix.com Ltd.*	3,928	392,014

		36,672,525

Semiconductors & Semiconductor Equipment (8.8%)
Advanced Micro Devices, Inc.*	116,718	11,439,531
Allegro MicroSystems, Inc.*	6,114	293,411
Analog Devices, Inc.	9,456	1,864,912
Applied Materials, Inc.	78,745	9,672,248
Broadcom, Inc.	36,220	23,236,579
Enphase Energy, Inc.*	11,991	2,521,468
Entegris, Inc.	13,595	1,114,926
GLOBALFOUNDRIES, Inc.(x)*	1,405	101,413
KLA Corp.	13,001	5,189,609
Lam Research Corp.	12,546	6,650,886
Lattice Semiconductor Corp.*	12,430	1,187,065
Microchip Technology, Inc.	41,651	3,489,521
Micron Technology, Inc.	18,817	1,135,418
Monolithic Power Systems, Inc.	4,157	2,080,745
NVIDIA Corp.	217,477	60,408,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	24,804	$2,041,865
QUALCOMM, Inc.	102,756	13,109,610
Teradyne, Inc.	13,013	1,399,028
Texas Instruments, Inc.	57,005	10,603,500
Universal Display Corp.	3,979	617,262

		158,157,583

Software (17.0%)
Adobe, Inc.*	42,580	16,409,055
Alteryx, Inc., Class A*	5,499	323,561
ANSYS, Inc.*	4,200	1,397,760
AppLovin Corp., Class A*	20,045	315,709
Aspen Technology, Inc.*	2,469	565,080
Atlassian Corp., Class A*	13,169	2,254,138
Autodesk, Inc.*	19,946	4,151,959
Bentley Systems, Inc., Class B	15,443	663,895
Black Knight, Inc.*	1,316	75,749
Cadence Design Systems, Inc.*	24,997	5,251,620
CCC Intelligent Solutions Holdings, Inc.*	6,073	54,475
Ceridian HCM Holding, Inc.*	2,382	174,410
Confluent, Inc., Class A*	11,376	273,820
Crowdstrike Holdings, Inc., Class A*	19,264	2,644,177
Datadog, Inc., Class A*	24,324	1,767,382
DocuSign, Inc.*	18,097	1,055,055
DoubleVerify Holdings, Inc.*	5,843	176,166
Dropbox, Inc., Class A*	22,901	495,120
Dynatrace, Inc.*	19,595	828,868
Elastic NV*	7,088	410,395
Fair Isaac Corp.*	2,224	1,562,782
Five9, Inc.*	6,413	463,596
Fortinet, Inc.*	59,125	3,929,447
Gen Digital, Inc.	18,344	314,783
HubSpot, Inc.*	4,242	1,818,757
Informatica, Inc., Class A*	580	9,512
Intuit, Inc.	25,271	11,266,570
Jamf Holding Corp.*	5,199	100,965
Manhattan Associates, Inc.*	3,507	543,059
Microsoft Corp.#	686,183	197,826,559
nCino, Inc.*	1,263	31,297
NCR Corp.*	605	14,272
New Relic, Inc.*	4,880	367,415
Nutanix, Inc., Class A*	10,959	284,824
Oracle Corp.	96,302	8,948,382
Palantir Technologies, Inc., Class A(x)*	168,533	1,424,104
Palo Alto Networks, Inc.*	26,949	5,382,793
Paycom Software, Inc.*	4,690	1,425,807
Paylocity Holding Corp.*	3,637	722,963
Pegasystems, Inc.	3,786	183,545
Procore Technologies, Inc.*	4,689	293,672
PTC, Inc.*	9,648	1,237,163
RingCentral, Inc., Class A*	7,804	239,349
Salesforce, Inc.*	18,887	3,773,245
SentinelOne, Inc., Class A*	12,296	201,163
ServiceNow, Inc.*	18,361	8,532,724
Smartsheet, Inc., Class A*	11,645	556,631
Splunk, Inc.*	14,906	1,429,187
Synopsys, Inc.*	13,970	5,395,912
Teradata Corp.*	5,080	204,622
Tyler Technologies, Inc.*	3,291	1,167,120
UiPath, Inc., Class A*	3,176	55,771
Unity Software, Inc.(x)*	15,297	496,235
VMware, Inc., Class A*	9,435	1,177,960
Workday, Inc., Class A*	18,302	3,780,095
Zoom Video Communications, Inc., Class A*	11,661	861,048
Zscaler, Inc.*	7,731	903,213

		306,214,936

Technology Hardware, Storage & Peripherals (12.8%)
Apple, Inc.	1,378,274	227,277,382
Dell Technologies, Inc., Class C	3,541	142,384
HP, Inc.	42,326	1,242,268
NetApp, Inc.	19,907	1,271,062
Pure Storage, Inc., Class A*	25,770	657,393

		230,590,489

Total Information Technology		746,414,794

Materials (1.3%)
Chemicals (1.0%)
Albemarle Corp.	5,522	1,220,583
Axalta Coating Systems Ltd.*	4,914	148,845
CF Industries Holdings, Inc.	17,937	1,300,253
Chemours Co. (The)	8,276	247,784
Ecolab, Inc.	20,077	3,323,346
FMC Corp.	3,946	481,925
Ginkgo Bioworks Holdings, Inc.(x)*	15,197	20,212
Linde plc	9,709	3,450,967
Mosaic Co. (The)	3,832	175,812
PPG Industries, Inc.	11,465	1,531,495
RPM International, Inc.	596	51,995
Scotts Miracle-Gro Co. (The)	1,264	88,151
Sherwin-Williams Co. (The)	21,927	4,928,532
Valvoline, Inc.	16,195	565,853

		17,535,753

Construction Materials (0.1%)
Eagle Materials, Inc.	2,778	407,671
Martin Marietta Materials, Inc.	501	177,885
Vulcan Materials Co.	5,919	1,015,464

		1,601,020

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA(x)	4,466	18,221
Avery Dennison Corp.	4,587	820,752
Ball Corp.	11,244	619,657
Berry Global Group, Inc.	5,540	326,306
Crown Holdings, Inc.	9,288	768,211
Graphic Packaging Holding Co.	21,598	550,533
Sealed Air Corp.	13,351	612,944

		3,716,624

Metals & Mining (0.0%)†
MP Materials Corp.*	8,310	234,259
Royal Gold, Inc.	390	50,587
Southern Copper Corp.	5,148	392,535

		677,381

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	631	34,206

Total Materials		23,564,984

Real Estate (1.5%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,093	1,026,111
Opendoor Technologies, Inc.(x)*	11,772	20,719
Zillow Group, Inc., Class A*	315	13,765
Zillow Group, Inc., Class C*	882	39,223

		1,099,818

Residential REITs (0.0%)†
Apartment Income REIT Corp. (REIT)	1,111	39,785
Camden Property Trust (REIT)	798	83,662
Equity LifeStyle Properties, Inc. (REIT)	9,973	669,488

		792,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	14,496	$1,623,117

Specialized REITs (1.3%)
American Tower Corp. (REIT)	32,634	6,668,432
Crown Castle, Inc. (REIT)	39,564	5,295,246
Equinix, Inc. (REIT)	6,354	4,581,488
Extra Space Storage, Inc. (REIT)	1,444	235,271
Iron Mountain, Inc. (REIT)	19,806	1,047,935
Lamar Advertising Co. (REIT), Class A	6,970	696,233
Public Storage (REIT)	11,376	3,437,145
SBA Communications Corp. (REIT)	2,228	581,664

		22,543,414

Total Real Estate		26,059,284

Utilities (0.1%)
Gas Utilities (0.0%)†
National Fuel Gas Co.	650	37,531

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	11,001	264,904
Vistra Corp.(x)	20,764	498,336

		763,240

Total Utilities		800,771

Total Common Stocks (99.3%) (Cost $560,226,927)		1,788,207,113

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund (xx)	100,000	100,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,676,194, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,709,035.(xx)	$1,675,524	1,675,524
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $700,481, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $772,066.(xx)	700,000	700,000

Total Repurchase Agreements		2,375,524

Total Short-Term Investments (0.1%) (Cost $2,475,524)		2,475,524

Total Investments in Securities (99.4%) (Cost $562,702,451)		1,790,682,637
Other Assets Less Liabilities (0.6%)		11,522,208

Net Assets (100%)		$1,802,204,845

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,378,800.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $2,949,580. This was collateralized by $430,552 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $2,475,524 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	63	6/2023	USD	13,033,913	778,403

					778,403

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$127,830,026	$—	$—	$127,830,026
Consumer Discretionary	257,022,589	—	—	257,022,589
Consumer Staples	107,063,759	—	—	107,063,759
Energy	24,206,293	—	—	24,206,293
Financials	120,795,890	—	—	120,795,890
Health Care	208,231,588	—	—	208,231,588
Industrials	146,217,135	—	—	146,217,135
Information Technology	746,414,794	—	—	746,414,794
Materials	23,564,984	—	—	23,564,984
Real Estate	26,059,284	—	—	26,059,284
Utilities	800,771	—	—	800,771
Futures	778,403	—	—	778,403
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreements	—	2,375,524	—	2,375,524

Total Assets	$1,789,085,516	$2,375,524	$—	$1,791,461,040

Total Liabilities	$—	$—	$—	$—

Total	$1,789,085,516	$2,375,524	$—	$1,791,461,040

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,272,186,314
Aggregate gross unrealized depreciation	(42,525,664)

Net unrealized appreciation	$1,229,660,650

Federal income tax cost of investments in securities and derivative instruments, if applicable	$561,800,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Entertainment (1.7%)
Activision Blizzard, Inc.	19,524	$1,671,059
Electronic Arts, Inc.	1,503	181,036
Liberty Media Corp.-Liberty Formula One, Class C*	1,943	145,395
Live Nation Entertainment, Inc.*	6,289	440,230
Madison Square Garden Sports Corp., Class A	823	160,361
Netflix, Inc.*	112,113	38,732,799
Playtika Holding Corp.*	5,443	61,288
ROBLOX Corp., Class A*	35,646	1,603,357
Roku, Inc.*	2,930	192,853
Sea Ltd. (ADR)*	31,625	2,737,144
Spotify Technology SA*	34,869	4,659,196
Take-Two Interactive Software, Inc.*	10,851	1,294,522
Walt Disney Co. (The)*	107,873	10,801,323
Warner Bros Discovery, Inc.*	138,939	2,097,979
World Wrestling Entertainment, Inc., Class A	3,422	312,292

		65,090,834

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	702,869	72,908,601
Alphabet, Inc., Class C*	682,028	70,930,912
Match Group, Inc.*	47,327	1,816,883
Meta Platforms, Inc., Class A*	191,099	40,501,522
Pinterest, Inc., Class A*	85,173	2,322,668
TripAdvisor, Inc.*	715	14,200
ZoomInfo Technologies, Inc., Class A*	21,529	531,982

		189,026,768

Media (0.2%)
Cable One, Inc.	281	197,262
Charter Communications, Inc., Class A*	8,457	3,024,308
Liberty Broadband Corp., Class A*	837	68,735
Liberty Broadband Corp., Class C*	4,409	360,215
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,803	50,646
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,719	104,095
Nexstar Media Group, Inc., Class A(x)	327	56,460
Trade Desk, Inc. (The), Class A*	67,222	4,094,492

		7,956,213

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	11,500	1,665,660

Total Communication Services		263,739,475

Consumer Discretionary (11.8%)
Automobile Components (0.0%)†
Aptiv plc*	5,547	622,318
Mobileye Global, Inc., Class A(x)*	25,869	1,119,352

		1,741,670

Automobiles (1.9%)
Dr Ing hc F Porsche AG (Preference)(q)*	31,076	3,977,248
Ferrari NV	20,966	5,680,528
Lucid Group, Inc.(x)*	41,318	332,197
Rivian Automotive, Inc., Class A(x)*	244,327	3,782,182
Tesla, Inc.*	299,588	62,152,527

		75,924,682

Broadline Retail (3.8%)
Alibaba Group Holding Ltd. (ADR)*	54,880	5,607,638
Amazon.com, Inc.*	1,365,122	141,003,451
Coupang, Inc.*	114,681	1,834,896
eBay, Inc.	5,560	246,697
Etsy, Inc.*	10,008	1,114,191
Nordstrom, Inc.(x)	7,313	118,983
Ollie’s Bargain Outlet Holdings, Inc.(x)*	511	29,607

		149,955,463

Distributors (0.0%)†
Genuine Parts Co.	972	162,625
Pool Corp.	3,091	1,058,482

		1,221,107

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,440	110,865
H&R Block, Inc.	10,383	366,001
Mister Car Wash, Inc.(x)*	3,582	30,877

		507,743

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	91,771	11,416,312
Booking Holdings, Inc.*	4,471	11,858,925
Caesars Entertainment, Inc.*	11,626	567,465
Chipotle Mexican Grill, Inc.*	4,276	7,304,648
Choice Hotels International, Inc.	2,684	314,538
Churchill Downs, Inc.	2,862	735,677
Darden Restaurants, Inc.	7,170	1,112,497
Domino’s Pizza, Inc.	2,029	669,306
DoorDash, Inc., Class A*	17,991	1,143,508
DraftKings, Inc., Class A*	27,363	529,748
Expedia Group, Inc.*	28,897	2,803,876
Hilton Worldwide Holdings, Inc.	15,455	2,177,146
Las Vegas Sands Corp.*	76,665	4,404,404
Marriott International, Inc., Class A	66,182	10,988,859
McDonald’s Corp.	43,082	12,046,158
Norwegian Cruise Line Holdings Ltd.(x)*	2,675	35,979
Planet Fitness, Inc., Class A*	4,932	383,068
Six Flags Entertainment Corp.*	2,458	65,653
Starbucks Corp.	159,477	16,606,340
Travel + Leisure Co.	4,244	166,365
Vail Resorts, Inc.	3,014	704,312
Wendy’s Co. (The)	13,205	287,605
Wyndham Hotels & Resorts, Inc.	4,698	318,759
Wynn Resorts Ltd.*	21,015	2,351,789
Yum China Holdings, Inc.	112,769	7,148,427
Yum! Brands, Inc.	117,736	15,550,571

		111,691,935

Household Durables (0.1%)
DR Horton, Inc.	13,144	1,284,037
NVR, Inc.*	167	930,556
PulteGroup, Inc.	7,255	422,821
Toll Brothers, Inc.	4,325	259,630
TopBuild Corp.*	2,161	449,791

		3,346,835

Leisure Products (0.1%)
Brunswick Corp.	1,197	98,154
Mattel, Inc.*	12,875	237,029
Peloton Interactive, Inc., Class A*	74,146	840,816
Polaris, Inc.	3,377	373,597
YETI Holdings, Inc.*	6,859	274,360

		1,823,956

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	417	50,711
AutoZone, Inc.*	1,381	3,394,705
Best Buy Co., Inc.	5,014	392,446
Burlington Stores, Inc.*	4,949	1,000,193
CarMax, Inc.*	1,251	80,414
Carvana Co.(x)*	9,015	88,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.	61,525	$8,729,782
Five Below, Inc.*	4,449	916,361
Floor & Decor Holdings, Inc., Class A(x)*	24,437	2,400,202
Home Depot, Inc. (The)	62,775	18,526,158
Leslie’s, Inc.*	11,492	126,527
Lowe’s Cos., Inc.	42,031	8,404,939
O’Reilly Automotive, Inc.*	2,030	1,723,429
RH*	562	136,875
Ross Stores, Inc.	62,238	6,605,319
TJX Cos., Inc. (The)	93,211	7,304,014
Tractor Supply Co.	8,860	2,082,454
Ulta Beauty, Inc.*	4,044	2,206,690
Victoria’s Secret & Co.*	5,111	174,541
Wayfair, Inc., Class A(x)*	3,945	135,471
Williams-Sonoma, Inc.	68,703	8,358,407

		72,837,895

Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp.*	1,848	830,768
Lululemon Athletica, Inc.*	12,210	4,446,760
NIKE, Inc., Class B	198,906	24,393,832
Ralph Lauren Corp.(x)	80,849	9,432,653
Skechers USA, Inc., Class A*	1,723	81,877
Tapestry, Inc.	2,309	99,541
Under Armour, Inc., Class A*	420,436	3,989,938

		43,275,369

Total Consumer Discretionary		462,326,655

Consumer Staples (4.8%)
Beverages (2.4%)
Boston Beer Co., Inc. (The), Class A*	15,210	4,999,527
Brown-Forman Corp., Class A	2,366	154,240
Brown-Forman Corp., Class B	8,878	570,589
Coca-Cola Co. (The)	407,684	25,288,639
Constellation Brands, Inc., Class A	8,700	1,965,243
Diageo plc (ADR)(x)	43,765	7,929,343
Heineken NV (ADR)	89,150	4,791,812
Monster Beverage Corp.*	397,142	21,449,639
PepsiCo, Inc.	151,743	27,662,749

		94,811,781

Consumer Staples Distribution & Retail (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	6,931	527,241
Costco Wholesale Corp.	35,557	17,667,207
Dollar General Corp.	18,096	3,808,484
Dollar Tree, Inc.*	5,285	758,662
Performance Food Group Co.*	3,527	212,819
Sysco Corp.	40,767	3,148,435
Target Corp.	20,493	3,394,256

		29,517,104

Food Products (0.5%)
Darling Ingredients, Inc.*	1,048	61,203
Freshpet, Inc.(x)*	2,196	145,353
Hershey Co. (The)	10,154	2,583,279
Kellogg Co.	11,056	740,310
Lamb Weston Holdings, Inc.	11,699	1,222,780
Mondelez International, Inc., Class A	157,000	10,946,040
Nestle SA (Registered)	40,529	4,947,651
Pilgrim’s Pride Corp.*	2,468	57,208

		20,703,824

Household Products (0.8%)
Church & Dwight Co., Inc.	8,788	776,947
Clorox Co. (The)	8,196	1,296,935
Colgate-Palmolive Co.	40,886	3,072,583
Kimberly-Clark Corp.	16,019	2,150,070
Procter & Gamble Co. (The)	167,960	24,973,972

		32,270,507

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	42,551	10,487,120
Olaplex Holdings, Inc.*	10,742	45,868

		10,532,988

Total Consumer Staples		187,836,204

Energy (0.8%)
Energy Equipment & Services (0.3%)
Halliburton Co.	32,383	1,024,598
Schlumberger NV	234,975	11,537,273

		12,561,871

Oil, Gas & Consumable Fuels (0.5%)
Antero Resources Corp.*	14,291	329,979
Cheniere Energy, Inc.	11,484	1,809,878
Coterra Energy, Inc.	10,377	254,652
Devon Energy Corp.	25,490	1,290,049
Diamondback Energy, Inc.	8,218	1,110,827
Enviva, Inc.(x)	2,645	76,388
EOG Resources, Inc.	34,330	3,935,248
Hess Corp.	17,692	2,341,359
New Fortress Energy, Inc.(x)	4,165	122,576
Occidental Petroleum Corp.	52,637	3,286,128
ONEOK, Inc.	3,889	247,107
Ovintiv, Inc.	14,561	525,361
PDC Energy, Inc.	3,979	255,372
Pioneer Natural Resources Co.	10,494	2,143,294
Range Resources Corp.	12,770	338,022
Southwestern Energy Co.*	6,830	34,150
Targa Resources Corp.	18,127	1,322,365
Texas Pacific Land Corp.	464	789,273

		20,212,028

Total Energy		32,773,899

Financials (5.8%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	220	214,082
Western Alliance Bancorp	5,164	183,529

		397,611

Capital Markets (1.4%)
Ameriprise Financial, Inc.	5,442	1,667,973
Ares Management Corp.	12,248	1,021,973
Blackstone, Inc., Class A	57,102	5,015,840
Blue Owl Capital, Inc.	34,831	385,927
Charles Schwab Corp. (The)	290,873	15,235,928
FactSet Research Systems, Inc.	19,775	8,208,405
LPL Financial Holdings, Inc.	6,386	1,292,526
MarketAxess Holdings, Inc.	2,980	1,166,044
Moody’s Corp.	12,101	3,703,148
Morningstar, Inc.	1,753	355,912
MSCI, Inc.	18,536	10,374,414
Raymond James Financial, Inc.	1,350	125,915
SEI Investments Co.	104,426	6,009,716
Tradeweb Markets, Inc., Class A	5,357	423,310

		54,987,031

Consumer Finance (0.0%)†
American Express Co.	3,083	508,541
Credit Acceptance Corp.(x)*	36	15,697
Upstart Holdings, Inc.(x)*	1,211	19,243

		543,481

Financial Services (3.8%)
Adyen NV(m)*	438	694,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Global Management, Inc.	29,566	$1,867,389
Block, Inc., Class A*	76,753	5,269,093
Euronet Worldwide, Inc.*	2,787	311,865
Fiserv, Inc.*	60,470	6,834,924
FleetCor Technologies, Inc.*	5,719	1,205,851
Global Payments, Inc.	9,135	961,367
Jack Henry & Associates, Inc.	5,762	868,449
Mastercard, Inc., Class A	121,714	44,232,085
PayPal Holdings, Inc.*	162,847	12,366,601
Rocket Cos., Inc., Class A(x)*	5,708	51,715
Shift4 Payments, Inc., Class A*	4,166	315,783
Toast, Inc., Class A*	21,027	373,229
UWM Holdings Corp.	2,718	13,345
Visa, Inc., Class A	333,341	75,155,062
Western Union Co. (The)	10,446	116,473
WEX, Inc.*	2,517	462,851

		151,100,582

Insurance (0.6%)
Aon plc, Class A	15,498	4,886,365
Arch Capital Group Ltd.*	9,060	614,902
Arthur J Gallagher & Co.	1,894	362,341
Assurant, Inc.	274	32,899
Brown & Brown, Inc.	1,414	81,192
Chubb Ltd.	14,800	2,873,864
Erie Indemnity Co., Class A	1,549	358,841
Everest Re Group Ltd.	946	338,687
Lincoln National Corp.	3,066	68,893
Markel Corp.*	240	306,578
Marsh & McLennan Cos., Inc.	35,522	5,916,189
Progressive Corp. (The)	40,789	5,835,274
RenaissanceRe Holdings Ltd.	1,868	374,235
Ryan Specialty Holdings, Inc., Class A*	6,460	259,951

		22,310,211

Total Financials		229,338,916

Health Care (8.7%)
Biotechnology (2.1%)
AbbVie, Inc.	142,198	22,662,095
Alnylam Pharmaceuticals, Inc.*	70,330	14,088,506
Amgen, Inc.	36,023	8,708,560
Argenx SE (ADR)*	5,922	2,206,419
BioMarin Pharmaceutical, Inc.*	17,800	1,730,872
CRISPR Therapeutics AG(x)*	68,470	3,096,898
Exact Sciences Corp.*	2,735	185,460
Exelixis, Inc.*	21,257	412,598
Horizon Therapeutics plc*	16,517	1,802,666
Incyte Corp.*	12,834	927,513
Ionis Pharmaceuticals, Inc.*	10,599	378,808
Moderna, Inc.*	1,594	244,807
Natera, Inc.*	7,296	405,074
Neurocrine Biosciences, Inc.*	7,531	762,288
Novavax, Inc.(x)*	6,483	44,927
Regeneron Pharmaceuticals, Inc.*	15,214	12,500,887
Sarepta Therapeutics, Inc.*	6,750	930,353
Seagen, Inc.*	10,907	2,208,340
Ultragenyx Pharmaceutical, Inc.*	4,548	182,375
Vertex Pharmaceuticals, Inc.*	25,085	7,903,531

		81,382,977

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	85,568	8,664,616
Align Technology, Inc.*	15,192	5,076,255
Baxter International, Inc.	6,245	253,297
Dexcom, Inc.*	30,928	3,593,215
Edwards Lifesciences Corp.*	49,595	4,102,994
GE HealthCare Technologies, Inc.*	1,644	134,857
Globus Medical, Inc., Class A*	544	30,812
ICU Medical, Inc.*	324	53,447
IDEXX Laboratories, Inc.*	6,595	3,298,028
Insulet Corp.*	7,851	2,504,155
Intuitive Surgical, Inc.*	62,490	15,964,320
Masimo Corp.*	2,996	552,882
Novocure Ltd.*	8,132	489,058
Penumbra, Inc.*	2,872	800,398
ResMed, Inc.	11,593	2,538,751
Stryker Corp.	23,948	6,836,436
Tandem Diabetes Care, Inc.*	5,054	205,243

		55,098,764

Health Care Providers & Services (1.9%)
agilon health, Inc.(x)*	13,792	327,560
AmerisourceBergen Corp.	13,096	2,096,801
Chemed Corp.	391	210,260
Cigna Group (The)	14,712	3,759,357
DaVita, Inc.*	4,629	375,458
Elevance Health, Inc.	5,886	2,706,442
Guardant Health, Inc.*	7,975	186,934
HCA Healthcare, Inc.	11,587	3,055,260
Humana, Inc.	15,649	7,596,964
McKesson Corp.	7,360	2,620,528
Molina Healthcare, Inc.*	3,560	952,264
UnitedHealth Group, Inc.	109,760	51,871,478

		75,759,306

Health Care Technology (0.5%)
Certara, Inc.*	5,547	133,738
Definitive Healthcare Corp.(x)*	1,702	17,582
Doximity, Inc., Class A(x)*	245,422	7,946,764
Teladoc Health, Inc.*	1,332	34,499
Veeva Systems, Inc., Class A*	49,922	9,175,164

		17,307,747

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A*	6,436	359,065
Agilent Technologies, Inc.	21,316	2,948,856
Avantor, Inc.*	113,217	2,393,407
Bio-Techne Corp.	12,318	913,872
Bruker Corp.	8,464	667,302
Charles River Laboratories International, Inc.*	3,740	754,807
Danaher Corp.	8,085	2,037,743
Illumina, Inc.*	61,532	14,309,267
IQVIA Holdings, Inc.*	14,887	2,960,875
Maravai LifeSciences Holdings, Inc., Class A*	9,728	136,289
Mettler-Toledo International, Inc.*	1,765	2,700,821
Repligen Corp.*	3,076	517,875
Sartorius AG (Preference)(q)	3,728	1,564,727
Sotera Health Co.(x)*	7,287	130,510
Syneos Health, Inc.*	1,673	59,592
Thermo Fisher Scientific, Inc.	14,672	8,456,501
Waters Corp.*	4,739	1,467,337
West Pharmaceutical Services, Inc.	5,941	2,058,378

		44,437,224

Pharmaceuticals (1.7%)
AstraZeneca plc (ADR)	13,850	961,328
Catalent, Inc.*	4,707	309,297
Eli Lilly and Co.	74,762	25,674,766
Merck & Co., Inc.	85,126	9,056,555
Novartis AG (ADR)	58,712	5,401,504
Novo Nordisk A/S (ADR)	43,097	6,858,457
Roche Holding AG (ADR)	128,075	4,592,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	74,561	$12,409,933

		65,264,610

Total Health Care		339,250,628

Industrials (4.9%)
Aerospace & Defense (1.4%)
Airbus SE	28,076	3,761,238
Axon Enterprise, Inc.*	4,179	939,648
Boeing Co. (The)*	116,480	24,743,846
BWX Technologies, Inc.	3,078	194,037
HEICO Corp.	3,459	591,627
HEICO Corp., Class A	5,911	803,305
Howmet Aerospace, Inc.	3,216	136,262
Huntington Ingalls Industries, Inc.	748	154,851
Lockheed Martin Corp.	41,551	19,642,404
Northrop Grumman Corp.	1,348	622,399
Spirit AeroSystems Holdings, Inc., Class A	7,622	263,188
TransDigm Group, Inc.	1,595	1,175,595

		53,028,400

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	2,618	260,151
Expeditors International of Washington, Inc.	56,879	6,263,515
FedEx Corp.	8,742	1,997,460
GXO Logistics, Inc.*	995	50,208
United Parcel Service, Inc., Class B	103,961	20,167,394

		28,738,728

Building Products (0.1%)
A O Smith Corp.	2,232	154,343
Advanced Drainage Systems, Inc.	5,167	435,113
Allegion plc	5,464	583,173
Armstrong World Industries, Inc.	2,192	156,158
Carlisle Cos., Inc.	3,515	794,636
Fortune Brands Innovations, Inc.	3,387	198,919
Masco Corp.	1,059	52,653
Masterbrand, Inc.*	3,894	31,308
Trane Technologies plc	10,713	1,970,978
Trex Co., Inc.*	9,093	442,556

		4,819,837

Commercial Services & Supplies (0.3%)
Cintas Corp.	8,840	4,090,091
Copart, Inc.*	34,201	2,572,257
Driven Brands Holdings, Inc.*	22	667
MSA Safety, Inc.	1,099	146,717
Republic Services, Inc.	1,141	154,286
Ritchie Bros Auctioneers, Inc.	4,645	261,467
Rollins, Inc.	17,051	639,924
Tetra Tech, Inc.	1,697	249,306
Waste Management, Inc.	30,866	5,036,405

		13,151,120

Construction & Engineering (0.0%)†
AECOM	703	59,277
Quanta Services, Inc.	6,233	1,038,667
Valmont Industries, Inc.	252	80,459
WillScot Mobile Mini Holdings Corp.*	8,532	399,980

		1,578,383

Electrical Equipment (0.1%)
ChargePoint Holdings, Inc.(x)*	21,132	221,252
Emerson Electric Co.	14,566	1,269,281
Generac Holdings, Inc.*	5,004	540,482
Plug Power, Inc.(x)*	20,447	239,639
Rockwell Automation, Inc.	6,221	1,825,553
Vertiv Holdings Co.	4,146	59,329

		4,155,536

Ground Transportation (0.6%)
CSX Corp.	42,503	1,272,540
JB Hunt Transport Services, Inc.	5,891	1,033,635
Landstar System, Inc.	2,478	444,206
Lyft, Inc., Class A*	21,195	196,477
Old Dominion Freight Line, Inc.	14,237	4,852,539
RXO, Inc.*	672	13,198
Uber Technologies, Inc.*	133,453	4,230,460
Union Pacific Corp.	49,357	9,933,590
XPO, Inc.*	672	21,437

		21,998,082

Industrial Conglomerates (0.1%)
General Electric Co.	4,932	471,499
Honeywell International, Inc.	15,913	3,041,293

		3,512,792

Machinery (0.8%)
AGCO Corp.	736	99,507
Allison Transmission Holdings, Inc.	5,906	267,187
Caterpillar, Inc.	36,401	8,330,005
Deere & Co.	30,549	12,613,071
Donaldson Co., Inc.	1,556	101,669
Graco, Inc.	9,074	662,493
IDEX Corp.	1,037	239,578
Illinois Tool Works, Inc.	22,061	5,370,751
Lincoln Electric Holdings, Inc.	4,449	752,326
Middleby Corp. (The)*	324	47,502
Nordson Corp.	1,045	232,262
Otis Worldwide Corp.	4,053	342,073
Parker-Hannifin Corp.	2,309	776,078
Toro Co. (The)	8,457	940,080
Xylem, Inc.	1,873	196,103

		30,970,685

Passenger Airlines (0.1%)
Delta Air Lines, Inc.*	51,360	1,793,491

Professional Services (0.5%)
Automatic Data Processing, Inc.	30,784	6,853,442
Booz Allen Hamilton Holding Corp.	10,405	964,440
Broadridge Financial Solutions, Inc.	8,500	1,245,845
CoStar Group, Inc.*	4,497	309,618
Equifax, Inc.	4,948	1,003,652
FTI Consulting, Inc.*	1,075	212,151
Genpact Ltd.	7,638	353,028
KBR, Inc.	7,172	394,819
Paychex, Inc.	25,884	2,966,048
Robert Half International, Inc.	7,403	596,460
TransUnion	51,517	3,201,266
Verisk Analytics, Inc.	12,463	2,391,151

		20,491,920

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A(x)*	1,999	46,177
Fastenal Co.	46,189	2,491,434
SiteOne Landscape Supply, Inc.*	2,125	290,849
United Rentals, Inc.	2,569	1,016,707
Watsco, Inc.	1,398	444,788
WESCO International, Inc.	1,846	285,281
WW Grainger, Inc.	3,615	2,490,048

		7,065,284

Total Industrials		191,304,258

Information Technology (25.1%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	19,744	3,314,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ubiquiti, Inc.(x)	149	$40,482

		3,354,710

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	35,434	2,895,666
Arrow Electronics, Inc.*	284	35,463
CDW Corp.	10,848	2,114,167
Cognex Corp.	12,728	630,672
Coherent Corp.*	1,705	64,939
Corning, Inc.	3,852	135,899
Jabil, Inc.	8,603	758,441
Keysight Technologies, Inc.*	13,317	2,150,429
National Instruments Corp.	1,469	76,990
Teledyne Technologies, Inc.*	13,509	6,043,386
Vontier Corp.	7,922	216,588
Zebra Technologies Corp., Class A*	1,731	550,458

		15,673,098

IT Services (1.3%)
Accenture plc, Class A	81,976	23,429,561
Cloudflare, Inc., Class A*	22,963	1,415,899
EPAM Systems, Inc.*	4,403	1,316,497
Gartner, Inc.*	21,217	6,911,862
Globant SA*	3,316	543,857
GoDaddy, Inc., Class A*	1,931	150,077
International Business Machines Corp.	48,279	6,328,894
MongoDB, Inc.*	8,215	1,915,081
Okta, Inc.*	1,460	125,910
Shopify, Inc., Class A*	130,864	6,273,620
Snowflake, Inc., Class A*	23,346	3,602,054
Thoughtworks Holding, Inc.*	7,358	54,155
Twilio, Inc., Class A*	5,215	347,476
VeriSign, Inc.*	736	155,539
Wix.com Ltd.*	3,260	325,348

		52,895,830

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	176,234	17,272,694
Allegro MicroSystems, Inc.*	4,547	218,211
Analog Devices, Inc.	8,282	1,633,376
Applied Materials, Inc.	67,743	8,320,873
ASML Holding NV (Registered) (ADR)	12,544	8,538,826
Broadcom, Inc.	31,720	20,349,649
Enphase Energy, Inc.*	10,502	2,208,361
Entegris, Inc.	11,809	968,456
GLOBALFOUNDRIES, Inc.(x)*	1,307	94,339
KLA Corp.	11,131	4,443,161
Lam Research Corp.	15,443	8,186,643
Lattice Semiconductor Corp.*	10,857	1,036,844
Marvell Technology, Inc.	38,860	1,682,638
Microchip Technology, Inc.	36,477	3,056,043
Micron Technology, Inc.	16,480	994,403
Monolithic Power Systems, Inc.	3,641	1,822,466
NVIDIA Corp.	357,657	99,346,385
ON Semiconductor Corp.*	21,723	1,788,237
QUALCOMM, Inc.	153,930	19,638,389
Teradyne, Inc.	11,396	1,225,184
Texas Instruments, Inc.	49,922	9,285,991
Universal Display Corp.	3,488	541,094

		212,652,263

Software (12.0%)
Adobe, Inc.*	59,532	22,941,847
Alteryx, Inc., Class A*	4,670	274,783
ANSYS, Inc.*	3,724	1,239,347
AppLovin Corp., Class A*	18,504	291,438
Aspen Technology, Inc.*	2,225	509,236
Atlassian Corp., Class A*	17,296	2,960,556
Autodesk, Inc.*	120,476	25,078,284
Bentley Systems, Inc., Class B	13,717	589,694
Black Knight, Inc.*	1,242	71,490
Cadence Design Systems, Inc.*	21,892	4,599,290
CCC Intelligent Solutions Holdings, Inc.*	5,671	50,869
Ceridian HCM Holding, Inc.*	24,866	1,820,689
Confluent, Inc., Class A*	9,597	231,000
Crowdstrike Holdings, Inc., Class A*	17,315	2,376,657
Datadog, Inc., Class A*	21,302	1,547,803
DocuSign, Inc.*	60,611	3,533,621
DoubleVerify Holdings, Inc.*	6,001	180,930
Dropbox, Inc., Class A*	19,542	422,498
Dynatrace, Inc.*	27,100	1,146,330
Elastic NV*	6,057	350,700
Fair Isaac Corp.*	1,935	1,359,705
Five9, Inc.*	5,765	416,752
Fortinet, Inc.*	51,780	3,441,299
Gen Digital, Inc.	16,164	277,374
HubSpot, Inc.*	3,726	1,597,523
Informatica, Inc., Class A(x)*	540	8,856
Intuit, Inc.	44,070	19,647,728
Jamf Holding Corp.*	4,959	96,304
Manhattan Associates, Inc.*	2,991	463,156
Microsoft Corp.	884,258	254,931,581
Monday.com Ltd.*	1,728	246,672
nCino, Inc.*	964	23,888
NCR Corp.*	571	13,470
New Relic, Inc.*	4,171	314,035
Nutanix, Inc., Class A*	9,482	246,437
Oracle Corp.	274,282	25,486,283
Palantir Technologies, Inc., Class A*	149,336	1,261,889
Palo Alto Networks, Inc.*	23,903	4,774,385
Paycom Software, Inc.*	4,107	1,248,569
Paylocity Holding Corp.*	3,269	649,812
Pegasystems, Inc.	3,599	174,480
Procore Technologies, Inc.*	4,209	263,610
PTC, Inc.*	8,340	1,069,438
RingCentral, Inc., Class A*	6,827	209,384
Roper Technologies, Inc.	11,315	4,986,407
Salesforce, Inc.*	145,113	28,990,675
SentinelOne, Inc., Class A*	10,417	170,422
ServiceNow, Inc.*	50,531	23,482,766
Smartsheet, Inc., Class A*	9,980	477,044
Splunk, Inc.*	12,915	1,238,290
Synopsys, Inc.*	12,235	4,725,769
Teradata Corp.*	4,103	165,269
Tyler Technologies, Inc.*	2,852	1,011,433
UiPath, Inc., Class A*	2,967	52,101
Unity Software, Inc.(x)*	13,721	445,109
VMware, Inc., Class A*	8,259	1,031,136
Workday, Inc., Class A*	58,276	12,036,325
Zoom Video Communications, Inc., Class A*	10,328	762,620
Zscaler, Inc.*	6,871	802,739

		468,817,797

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	1,384,985	228,384,027
Dell Technologies, Inc., Class C	2,748	110,497
HP, Inc.	36,909	1,083,279
NetApp, Inc.	17,672	1,128,357
Pure Storage, Inc., Class A*	22,209	566,552

		231,272,712

Total Information Technology		984,666,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.6%)
Chemicals (0.5%)
Albemarle Corp.	4,836	$1,068,949
Axalta Coating Systems Ltd.*	4,637	140,455
CF Industries Holdings, Inc.	15,705	1,138,456
Chemours Co. (The)	7,561	226,376
Ecolab, Inc.	17,582	2,910,349
FMC Corp.	3,479	424,890
Ginkgo Bioworks Holdings, Inc.(x)*	14,328	19,056
Linde plc	16,234	5,770,213
Mosaic Co. (The)	3,307	151,725
PPG Industries, Inc.	10,040	1,341,143
RPM International, Inc.	563	49,116
Scotts Miracle-Gro Co. (The)(x)	1,193	83,200
Sherwin-Williams Co. (The)	19,203	4,316,258
Valvoline, Inc.	13,640	476,582

		18,116,768

Construction Materials (0.0%)†
Eagle Materials, Inc.	2,345	344,129
Martin Marietta Materials, Inc.	473	167,943
Vulcan Materials Co.	5,184	889,367

		1,401,439

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA(x)	4,940	20,155
Avery Dennison Corp.	3,984	712,857
Ball Corp.	9,789	539,472
Berry Global Group, Inc.	4,832	284,605
Crown Holdings, Inc.	8,289	685,583
Graphic Packaging Holding Co.	19,104	486,961
Sealed Air Corp.	11,410	523,833

		3,253,466

Metals & Mining (0.0%)†
MP Materials Corp.(x)*	6,860	193,384
Royal Gold, Inc.	368	47,733
Southern Copper Corp.	4,460	340,075

		581,192

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	430	23,311

Total Materials		23,376,176

Real Estate (0.6%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	12,533	912,528
Opendoor Technologies, Inc.(x)*	8,138	14,323
Zillow Group, Inc., Class A*	307	13,416
Zillow Group, Inc., Class C*	864	38,422

		978,689

Residential REITs (0.0%)†
Apartment Income REIT Corp. (REIT)	1,098	39,319
Camden Property Trust (REIT)	753	78,945
Equity LifeStyle Properties, Inc. (REIT)	8,517	571,746

		690,010

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	12,695	1,421,459

Specialized REITs (0.5%)
American Tower Corp. (REIT)	28,580	5,840,037
Crown Castle, Inc. (REIT)	34,648	4,637,288
Equinix, Inc. (REIT)	5,592	4,032,056
Extra Space Storage, Inc. (REIT)	1,178	191,931
Iron Mountain, Inc. (REIT)	17,529	927,459
Lamar Advertising Co. (REIT), Class A	6,013	600,639
Public Storage (REIT)	9,962	3,009,919
SBA Communications Corp. (REIT)	2,002	522,662

		19,761,991

Total Real Estate		22,852,149

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	614	35,452

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	9,122	219,658
Vistra Corp.	18,340	440,160

		659,818

Total Utilities		695,270

Total Common Stocks (69.8%) (Cost $1,220,885,460)		2,738,160,040

EXCHANGE TRADED FUNDS (ETF):
Equity (20.2%)
iShares Core S&P 500 ETF	2,079	854,635
iShares Morningstar Growth ETF(x)‡	3,280,825	181,622,535
iShares Morningstar U.S. Equity ETF	15,692	885,186
iShares Morningstar Value ETF	33,736	2,155,730
iShares Russell 1000 ETF(x)	3,225	726,367
iShares Russell 1000 Growth ETF(x)	341,673	83,480,964
iShares S&P 500 Growth ETF(x)	775,900	49,572,251
SPDR Portfolio S&P 500 Growth ETF(x)	2,045,500	113,238,880
SPDR Portfolio S&P 500 Value ETF(x)	47,800	1,946,416
Vanguard Growth ETF	689,222	171,919,536
Vanguard Large-Cap ETF	600	112,086
Vanguard Russell 1000 Growth ETF(x)	2,917,100	183,456,419
Vanguard Russell 1000 Value	29,600	1,977,576
Vanguard Value ETF	11,700	1,615,887

Total Exchange Traded Funds (20.2%) (Cost $548,122,447)		793,564,468

SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	134,839,517	134,879,969

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $21,726,663, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $22,152,335. (xx)	$21,717,976	21,717,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $20,008,075, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $20,410,960. (xx)	$20,000,074	$20,000,074
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $32,022,000, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $35,294,465. (xx)	32,000,000	32,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $10,004,025, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $10,204,105. (xx)	10,000,000	10,000,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $2,040,816. (xx)	2,000,000	2,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $5,004,017, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		90,718,050

Total Short-Term Investments (5.8%) (Cost $225,598,653)		225,598,019

Total Investments in Securities (95.8%) (Cost $1,994,606,560)		3,757,322,527
Other Assets Less Liabilities (4.2%)		163,351,265

Net Assets (100%)		$3,920,673,792

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $694,500 or 0.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $94,646,213. This was collateralized by $4,205,014 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $90,718,788 of which $90,718,050 was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF(x)	3,280,825	161,107,677	—	(1,517,052)	(11,013)	22,042,923	181,622,535	385,018	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	284	6/2023	USD	75,553,940	7,243,346
S&P 500 E-Mini Index	1,467	6/2023	USD	303,503,963	17,578,207

					24,821,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$263,739,475	$—	$—	$263,739,475
Consumer Discretionary	458,349,407	3,977,248	—	462,326,655
Consumer Staples	182,888,553	4,947,651	—	187,836,204
Energy	32,773,899	—	—	32,773,899
Financials	228,644,416	694,500	—	229,338,916
Health Care	337,685,901	1,564,727	—	339,250,628
Industrials	187,543,020	3,761,238	—	191,304,258
Information Technology	984,666,410	—	—	984,666,410
Materials	23,376,176	—	—	23,376,176
Real Estate	22,852,149	—	—	22,852,149
Utilities	695,270	—	—	695,270
Exchange Traded Funds	793,564,468	—	—	793,564,468
Futures	24,821,553	—	—	24,821,553
Short-Term Investments
Investment Company	134,879,969	—	—	134,879,969
Repurchase Agreements	—	90,718,050	—	90,718,050

Total Assets	$3,676,480,666	$105,663,414	$—	$3,782,144,080

Total Liabilities	$—	$—	$—	$—

Total	$3,676,480,666	$105,663,414	$—	$3,782,144,080

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,870,754,575
Aggregate gross unrealized depreciation	(100,516,823)

Net unrealized appreciation	$1,770,237,752

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,011,906,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	294,276	$5,664,813
Frontier Communications Parent, Inc.*	10,055	228,952
Lumen Technologies, Inc.	42,177	111,769
Verizon Communications, Inc.	172,751	6,718,287

		12,723,821

Entertainment (2.1%)
Activision Blizzard, Inc.	31,918	2,731,862
AMC Entertainment Holdings, Inc., Class A(x)*	21,217	106,297
Electronic Arts, Inc.	10,675	1,285,804
Liberty Media Corp.-Liberty Formula One, Class A*	766	51,705
Liberty Media Corp.-Liberty Formula One, Class C*	7,316	547,456
Live Nation Entertainment, Inc.*	3,201	224,070
Madison Square Garden Sports Corp., Class A	388	75,602
Netflix, Inc.*	9,878	3,412,651
Playtika Holding Corp.*	320	3,603
Roku, Inc.*	3,584	235,899
Take-Two Interactive Software, Inc.*	1,153	137,553
Walt Disney Co. (The)*	69,872	6,996,283
Warner Bros Discovery, Inc.*	25,769	389,112

		16,197,897

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A*	32,141	3,333,986
Alphabet, Inc., Class C*	28,503	2,964,312
IAC, Inc.*	3,155	162,798
Match Group, Inc.*	721	27,679
Meta Platforms, Inc., Class A*	72,720	15,412,277
Pinterest, Inc., Class A*	18,865	514,448
TripAdvisor, Inc.*	3,853	76,521

		22,492,021

Media (1.4%)
Altice USA, Inc., Class A*	8,588	29,371
Cable One, Inc.	91	63,882
Comcast Corp., Class A	176,321	6,684,329
DISH Network Corp., Class A(x)*	10,286	95,968
Fox Corp., Class A	12,200	415,410
Fox Corp., Class B	5,847	183,070
Interpublic Group of Cos., Inc. (The)	15,931	593,271
Liberty Broadband Corp., Class A*	383	31,452
Liberty Broadband Corp., Class C*	2,619	213,972
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,224	62,472
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,587	128,390
New York Times Co. (The), Class A	6,667	259,213
News Corp., Class A	15,595	269,326
News Corp., Class B	4,858	84,675
Nexstar Media Group, Inc., Class A(x)	1,353	233,609
Omnicom Group, Inc.	8,354	788,116
Paramount Global, Class A(x)	377	9,742
Paramount Global, Class B(x)	23,678	528,256
Sirius XM Holdings, Inc.(x)	28,810	114,376

		10,788,900

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	24,486	3,546,552

Total Communication Services		65,749,191

Consumer Discretionary (5.9%)
Automobile Components (0.3%)
Aptiv plc*	8,315	932,860
BorgWarner, Inc.	9,581	470,523
Gentex Corp.	9,645	270,349
Lear Corp.	2,415	336,868
QuantumScape Corp.(x)*	10,583	86,569

		2,097,169

Automobiles (0.6%)
Ford Motor Co.	161,963	2,040,734
General Motors Co.	58,224	2,135,657
Harley-Davidson, Inc.	5,523	209,708
Lucid Group, Inc.(x)*	1,331	10,701
Rivian Automotive, Inc., Class A(x)*	21,336	330,281
Thor Industries, Inc.	2,119	168,757

		4,895,838

Broadline Retail (0.2%)
eBay, Inc.	19,398	860,689
Kohl’s Corp.	4,765	112,168
Macy’s, Inc.	11,063	193,492
Nordstrom, Inc.(x)	666	10,836
Ollie’s Bargain Outlet Holdings, Inc.*	2,431	140,852

		1,318,037

Distributors (0.2%)
Genuine Parts Co.	5,239	876,537
LKQ Corp.	10,212	579,633

		1,456,170

Diversified Consumer Services (0.1%)
ADT, Inc.	8,538	61,730
Bright Horizons Family Solutions, Inc.*	1,695	130,498
Grand Canyon Education, Inc.*	1,258	143,286
H&R Block, Inc.	1,110	39,128
Mister Car Wash, Inc.(x)*	897	7,732
Service Corp. International	6,140	422,309

		804,683

Hotels, Restaurants & Leisure (2.1%)
Aramark	9,517	340,709
Boyd Gaming Corp.	3,134	200,952
Caesars Entertainment, Inc.*	2,645	129,102
Carnival Corp.(x)*	40,053	406,538
Darden Restaurants, Inc.	1,357	210,552
Domino’s Pizza, Inc.	390	128,649
DoorDash, Inc., Class A*	1,180	75,001
Hilton Worldwide Holdings, Inc.	3,030	426,836
Hyatt Hotels Corp., Class A*	1,943	217,208
Las Vegas Sands Corp.*	8,516	489,244
Marriott Vacations Worldwide Corp.	1,535	207,010
McDonald’s Corp.	22,994	6,429,352
MGM Resorts International	13,169	584,967
Norwegian Cruise Line Holdings Ltd.(x)*	15,899	213,842
Penn Entertainment, Inc.*	6,342	188,104
Planet Fitness, Inc., Class A*	901	69,981
Royal Caribbean Cruises Ltd.*	9,044	590,573
Six Flags Entertainment Corp.*	1,526	40,759
Starbucks Corp.	30,163	3,140,873
Travel + Leisure Co.	920	36,064
Vail Resorts, Inc.	89	20,798
Wyndham Hotels & Resorts, Inc.	1,090	73,957
Wynn Resorts Ltd.*	3,740	418,543
Yum! Brands, Inc.	10,249	1,353,688

		15,993,302

Household Durables (0.5%)
DR Horton, Inc.	6,167	602,454
Garmin Ltd.	6,330	638,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Leggett & Platt, Inc.	5,462	$174,129
Lennar Corp., Class A	10,297	1,082,318
Lennar Corp., Class B	607	54,211
Mohawk Industries, Inc.*	2,159	216,375
Newell Brands, Inc.	15,498	192,795
NVR, Inc.*	33	183,882
PulteGroup, Inc.	5,667	330,273
Tempur Sealy International, Inc.	6,898	272,402
Toll Brothers, Inc.	2,101	126,123
TopBuild Corp.*	204	42,460
Whirlpool Corp.	2,189	288,992

		4,205,238

Leisure Products (0.1%)
Brunswick Corp.	2,450	200,900
Hasbro, Inc.	5,394	289,604
Mattel, Inc.*	7,475	137,615
Peloton Interactive, Inc., Class A*	12,652	143,474
Polaris, Inc.(x)	585	64,718

		836,311

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	2,272	276,298
AutoNation, Inc.*	1,384	185,954
AutoZone, Inc.*	72	176,987
Bath & Body Works, Inc.	9,393	343,596
Best Buy Co., Inc.	5,670	443,791
Burlington Stores, Inc.*	170	34,357
CarMax, Inc.*	5,730	368,324
Dick’s Sporting Goods, Inc.	2,182	309,604
GameStop Corp., Class A(x)*	11,021	253,703
Gap, Inc. (The)(x)	7,985	80,169
Home Depot, Inc. (The)	17,837	5,264,056
Leslie’s, Inc.*	715	7,872
Lithia Motors, Inc., Class A	1,113	254,799
Lowe’s Cos., Inc.	3,497	699,295
O’Reilly Automotive, Inc.*	1,508	1,280,262
Penske Automotive Group, Inc.	1,059	150,177
Petco Health & Wellness Co., Inc.(x)*	3,303	29,727
RH*	489	119,096
Ross Stores, Inc.	8,065	855,939
Victoria’s Secret & Co.*	949	32,408
Wayfair, Inc., Class A(x)*	1,182	40,590
Williams-Sonoma, Inc.	568	69,103

		11,276,107

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,155	242,285
Carter’s, Inc.	1,531	110,109
Columbia Sportswear Co.	1,478	133,375
Deckers Outdoor Corp.*	126	56,643
Hanesbrands, Inc.	14,307	75,255
PVH Corp.	2,663	237,433
Ralph Lauren Corp.(x)	1,664	194,139
Skechers USA, Inc., Class A*	4,663	221,586
Tapestry, Inc.	8,599	370,703
Under Armour, Inc., Class A*	7,735	73,405
Under Armour, Inc., Class C*	8,101	69,102
VF Corp.	14,353	328,827

		2,112,862

Total Consumer Discretionary		44,995,717

Consumer Staples (7.6%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	20	6,574
Brown-Forman Corp., Class A	769	50,131
Brown-Forman Corp., Class B	3,105	199,558
Coca-Cola Co. (The)	40,121	2,488,706
Constellation Brands, Inc., Class A	6,223	1,405,713
Keurig Dr Pepper, Inc.	35,221	1,242,597
Molson Coors Beverage Co., Class B	7,186	371,373
Monster Beverage Corp.*	2,256	121,847
PepsiCo, Inc.	8,807	1,605,516

		7,492,015

Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	6,909	143,569
BJ’s Wholesale Club Holdings, Inc.*	2,030	154,422
Casey’s General Stores, Inc.	1,522	329,452
Dollar Tree, Inc.*	6,021	864,315
Grocery Outlet Holding Corp.*	3,353	94,756
Kroger Co. (The)	26,928	1,329,435
Performance Food Group Co.*	4,314	260,307
Target Corp.	8,546	1,415,474
US Foods Holding Corp.*	8,285	306,048
Walgreens Boots Alliance, Inc.	29,464	1,018,865
Walmart, Inc.	58,422	8,614,324

		14,530,967

Food Products (2.0%)
Archer-Daniels-Midland Co.	22,462	1,789,323
Bunge Ltd.	5,679	542,458
Campbell Soup Co.	7,959	437,586
Conagra Brands, Inc.	19,328	725,960
Darling Ingredients, Inc.*	6,115	357,116
Flowers Foods, Inc.	7,694	210,893
Freshpet, Inc.(x)*	823	54,474
General Mills, Inc.	24,478	2,091,890
Hershey Co. (The)	797	202,765
Hormel Foods Corp.	11,771	469,427
Ingredion, Inc.	2,691	273,755
J M Smucker Co. (The)	4,232	665,990
Kellogg Co.	4,732	316,855
Kraft Heinz Co. (The)	28,702	1,109,906
McCormick & Co., Inc. (Non-Voting)	10,293	856,480
Mondelez International, Inc., Class A	56,036	3,906,830
Pilgrim’s Pride Corp.*	915	21,210
Post Holdings, Inc.*	2,245	201,758
Seaboard Corp.	10	37,700
Tyson Foods, Inc., Class A	11,697	693,866

		14,966,242

Household Products (1.4%)
Church & Dwight Co., Inc.	5,454	482,188
Clorox Co. (The)	865	136,878
Colgate-Palmolive Co.	13,099	984,390
Kimberly-Clark Corp.	5,627	755,256
Procter & Gamble Co. (The)	55,690	8,280,546
Reynolds Consumer Products, Inc.	2,229	61,297
Spectrum Brands Holdings, Inc.	1,636	108,336

		10,808,891

Personal Care Products (0.0%)†
Coty, Inc., Class A*	14,425	173,965

Tobacco (1.3%)
Altria Group, Inc.	73,685	3,287,825
Philip Morris International, Inc.	63,690	6,193,852

		9,481,677

Total Consumer Staples		57,453,757

Energy (7.9%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	38,674	1,116,132
Halliburton Co.	20,182	638,558
NOV, Inc.	16,068	297,419
Schlumberger NV	58,048	2,850,157

		4,902,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (7.3%)
Antero Midstream Corp.	13,803	$144,794
Antero Resources Corp.*	4,063	93,815
APA Corp.	13,153	474,297
Cheniere Energy, Inc.	4,344	684,614
Chesapeake Energy Corp.	4,972	378,071
Chevron Corp.	79,492	12,969,915
ConocoPhillips	51,230	5,082,528
Coterra Energy, Inc.	26,354	646,727
Devon Energy Corp.	13,649	690,776
Diamondback Energy, Inc.	3,093	418,081
DT Midstream, Inc.	3,978	196,394
EOG Resources, Inc.	6,406	734,320
EQT Corp.	15,131	482,830
Exxon Mobil Corp.	169,381	18,574,321
Hess Corp.	2,509	332,041
HF Sinclair Corp.	5,538	267,928
Kinder Morgan, Inc.	81,616	1,429,096
Marathon Oil Corp.	25,994	622,816
Marathon Petroleum Corp.	19,227	2,592,376
Occidental Petroleum Corp.	5,675	354,290
ONEOK, Inc.	16,191	1,028,776
Ovintiv, Inc.	2,943	106,183
PDC Energy, Inc.	1,673	107,373
Phillips 66	19,415	1,968,293
Pioneer Natural Resources Co.	4,394	897,431
Range Resources Corp.	3,287	87,007
Southwestern Energy Co.*	41,965	209,825
Valero Energy Corp.	15,804	2,206,238
Vitesse Energy, Inc.(x)	968	18,421
Williams Cos., Inc. (The)	50,022	1,493,657

		55,293,234

Total Energy		60,195,500

Financials (19.9%)
Banks (6.3%)
Bank of America Corp.	288,674	8,256,076
Bank of Hawaii Corp.	1,623	84,526
Bank OZK	4,590	156,978
BOK Financial Corp.	1,191	100,532
Citigroup, Inc.	79,560	3,730,568
Citizens Financial Group, Inc.	20,049	608,888
Columbia Banking System, Inc.	8,500	182,070
Comerica, Inc.	5,363	232,862
Commerce Bancshares, Inc.	4,667	272,320
Cullen/Frost Bankers, Inc.	2,394	252,184
East West Bancorp, Inc.	5,806	322,233
Fifth Third Bancorp	27,977	745,307
First Citizens BancShares, Inc., Class A	340	330,854
First Hawaiian, Inc.	5,243	108,163
First Horizon Corp.	21,725	386,271
First Republic Bank	7,466	104,449
FNB Corp.	14,325	166,170
Huntington Bancshares, Inc.	58,927	659,982
JPMorgan Chase & Co.	119,886	15,622,345
KeyCorp	38,152	477,663
M&T Bank Corp.	7,059	844,045
New York Community Bancorp, Inc.	27,478	248,401
PacWest Bancorp	4,771	46,422
Pinnacle Financial Partners, Inc.	3,077	169,727
PNC Financial Services Group, Inc. (The)	16,545	2,102,870
Popular, Inc.	2,924	167,867
Prosperity Bancshares, Inc.	3,594	221,103
Regions Financial Corp.	38,379	712,314
Synovus Financial Corp.	5,837	179,955
Truist Financial Corp.	54,632	1,862,951
US Bancorp	55,149	1,988,121
Webster Financial Corp.	7,095	279,685
Wells Fargo & Co.	155,878	5,826,720
Western Alliance Bancorp	1,684	59,849
Wintrust Financial Corp.	2,459	179,384
Zions Bancorp NA	6,044	180,897

		47,870,752

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,535	218,615
Ameriprise Financial, Inc.	1,580	484,270
Bank of New York Mellon Corp. (The)	30,166	1,370,743
BlackRock, Inc.	6,167	4,126,463
Carlyle Group, Inc. (The)	8,499	263,979
Cboe Global Markets, Inc.	4,347	583,541
Charles Schwab Corp. (The)	27,800	1,456,164
CME Group, Inc.	14,739	2,822,813
Coinbase Global, Inc., Class A(x)*	6,556	442,989
Evercore, Inc., Class A	1,497	172,724
Franklin Resources, Inc.	11,715	315,602
Goldman Sachs Group, Inc. (The)	13,480	4,409,443
Interactive Brokers Group, Inc., Class A	3,812	314,719
Intercontinental Exchange, Inc.	22,677	2,364,984
Invesco Ltd.	15,330	251,412
Janus Henderson Group plc	5,583	148,731
Jefferies Financial Group, Inc.	8,224	261,030
KKR & Co., Inc.	23,487	1,233,537
Lazard Ltd., Class A	3,398	112,508
Moody’s Corp.	374	114,451
Morgan Stanley	50,671	4,448,914
Morningstar, Inc.	96	19,491
MSCI, Inc.	788	441,036
Nasdaq, Inc.	14,118	771,831
Northern Trust Corp.	8,440	743,817
Raymond James Financial, Inc.	7,352	685,721
Robinhood Markets, Inc., Class A*	23,072	224,029
S&P Global, Inc.	13,381	4,613,367
SEI Investments Co.	4,222	242,976
State Street Corp.	15,066	1,140,346
Stifel Financial Corp.	4,241	250,601
T. Rowe Price Group, Inc.	9,035	1,020,051
Tradeweb Markets, Inc., Class A	1,627	128,566
Virtu Financial, Inc., Class A	3,873	73,200

		36,272,664

Consumer Finance (1.0%)
Ally Financial, Inc.	12,250	312,253
American Express Co.	23,186	3,824,531
Capital One Financial Corp.	15,639	1,503,846
Credit Acceptance Corp.(x)*	248	108,138
Discover Financial Services	11,205	1,107,502
OneMain Holdings, Inc.	4,712	174,721
SLM Corp.	10,266	127,196
SoFi Technologies, Inc.(x)*	33,074	200,759
Synchrony Financial	18,435	536,090
Upstart Holdings, Inc.(x)*	2,342	37,214

		7,932,250

Financial Services (4.4%)
Affirm Holdings, Inc.(x)*	8,931	100,652
Apollo Global Management, Inc.	4,726	298,494
Berkshire Hathaway, Inc., Class B*	74,152	22,895,913
Block, Inc., Class A*	22,019	1,511,604
Corebridge Financial, Inc.	3,291	52,722
Equitable Holdings, Inc.‡	15,132	384,202
Euronet Worldwide, Inc.*	481	53,824
Fidelity National Information Services, Inc.	24,354	1,323,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	21,992	$2,485,756
Global Payments, Inc.	11,020	1,159,745
MGIC Investment Corp.	12,124	162,704
PayPal Holdings, Inc.*	32,416	2,461,671
Rocket Cos., Inc., Class A(x)*	2,054	18,609
TFS Financial Corp.	2,056	25,967
UWM Holdings Corp.	350	1,719
Voya Financial, Inc.	3,996	285,554
Western Union Co. (The)	10,489	116,952
WEX, Inc.*	493	90,658

		33,429,899

Insurance (3.3%)
Aflac, Inc.	25,322	1,633,775
Allstate Corp. (The)	10,855	1,202,843
American Financial Group, Inc.	2,762	335,583
American International Group, Inc.	30,535	1,537,743
Aon plc, Class A	488	153,862
Arch Capital Group Ltd.*	9,817	666,280
Arthur J Gallagher & Co.	7,570	1,448,217
Assurant, Inc.	2,051	246,264
Assured Guaranty Ltd.	2,364	118,838
Axis Capital Holdings Ltd.	3,194	174,137
Brighthouse Financial, Inc.*	2,817	124,258
Brown & Brown, Inc.	8,968	514,943
Chubb Ltd.	17,081	3,316,789
Cincinnati Financial Corp.	6,294	705,431
CNA Financial Corp.	1,120	43,714
Erie Indemnity Co., Class A	268	62,085
Everest Re Group Ltd.	1,099	393,464
F&G Annuities & Life, Inc.	736	13,336
Fidelity National Financial, Inc.	10,664	372,493
First American Financial Corp.	4,141	230,488
Globe Life, Inc.	3,671	403,883
Hanover Insurance Group, Inc. (The)	1,453	186,710
Hartford Financial Services Group, Inc. (The)	13,037	908,549
Kemper Corp.	2,607	142,499
Lincoln National Corp.	5,524	124,124
Loews Corp.	8,066	467,989
Markel Corp.*	423	540,344
Marsh & McLennan Cos., Inc.	2,178	362,746
MetLife, Inc.	27,145	1,572,781
Old Republic International Corp.	11,462	286,206
Primerica, Inc.	1,505	259,221
Principal Financial Group, Inc.	9,943	738,964
Progressive Corp. (The)	3,119	446,204
Prudential Financial, Inc.	15,123	1,251,277
Reinsurance Group of America, Inc.	2,743	364,161
RenaissanceRe Holdings Ltd.	801	160,472
Travelers Cos., Inc. (The)	9,611	1,647,421
Unum Group	8,134	321,781
W R Berkley Corp.	8,452	526,222
White Mountains Insurance Group Ltd.	103	141,881
Willis Towers Watson plc	4,420	1,027,120

		25,175,098

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	23,421	236,083
Annaly Capital Management, Inc. (REIT)(x)	19,189	366,702
Rithm Capital Corp. (REIT)	17,772	142,176
Starwood Property Trust, Inc. (REIT)(x)	11,990	212,103

		957,064

Total Financials		151,637,727

Health Care (16.3%)
Biotechnology (1.8%)
Amgen, Inc.	3,512	849,026
Biogen, Inc.*	5,887	1,636,763
BioMarin Pharmaceutical, Inc.*	7,577	736,787
Exact Sciences Corp.*	5,878	398,587
Exelixis, Inc.*	1,738	33,735
Gilead Sciences, Inc.	51,594	4,280,754
Horizon Therapeutics plc*	636	69,413
Incyte Corp.*	1,012	73,137
Ionis Pharmaceuticals, Inc.*	470	16,798
Mirati Therapeutics, Inc.*	1,832	68,114
Moderna, Inc.*	12,818	1,968,588
Natera, Inc.*	285	15,823
Regeneron Pharmaceuticals, Inc.*	3,638	2,989,235
Ultragenyx Pharmaceutical, Inc.*	606	24,301
United Therapeutics Corp.*	1,831	410,071
Vertex Pharmaceuticals, Inc.*	588	185,261

		13,756,393

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	61,176	6,194,682
Align Technology, Inc.*	805	268,983
Baxter International, Inc.	17,448	707,691
Becton Dickinson & Co.	11,669	2,888,544
Boston Scientific Corp.*	58,642	2,933,859
Cooper Cos., Inc. (The)	1,995	744,853
Dentsply Sirona, Inc.	8,797	345,546
Enovis Corp.*	2,078	111,152
Envista Holdings Corp.*	6,681	273,119
GE HealthCare Technologies, Inc.*	14,163	1,161,791
Globus Medical, Inc., Class A*	2,925	165,672
Hologic, Inc.*	10,100	815,070
ICU Medical, Inc.*	674	111,183
Integra LifeSciences Holdings Corp.*	2,973	170,680
Intuitive Surgical, Inc.*	1,144	292,258
Masimo Corp.*	458	84,519
Medtronic plc	54,935	4,428,860
QuidelOrtho Corp.*	2,001	178,269
STERIS plc	4,098	783,865
Stryker Corp.	6,714	1,916,646
Tandem Diabetes Care, Inc.*	170	6,904
Teleflex, Inc.	1,926	487,875
Zimmer Biomet Holdings, Inc.	8,615	1,113,058

		26,185,079

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	3,656	264,146
agilon health, Inc.(x)*	512	12,160
Amedisys, Inc.*	1,313	96,571
Cardinal Health, Inc.	10,760	812,380
Centene Corp.*	23,351	1,476,017
Chemed Corp.	386	207,572
Cigna Group (The)	10,346	2,643,713
CVS Health Corp.	53,877	4,003,600
Elevance Health, Inc.	6,896	3,170,850
Encompass Health Corp.	4,020	217,482
Enhabit, Inc.*	2,010	27,959
HCA Healthcare, Inc.	8,326	2,195,400
Henry Schein, Inc.*	5,551	452,629
Humana, Inc.	1,527	741,297
Laboratory Corp. of America Holdings	3,636	834,171
McKesson Corp.	4,687	1,668,806
Molina Healthcare, Inc.*	527	140,967
Oak Street Health, Inc.*	4,782	184,968
Premier, Inc., Class A	4,833	156,444
Quest Diagnostics, Inc.	4,661	659,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	4,364	$259,309
UnitedHealth Group, Inc.	3,460	1,635,161
Universal Health Services, Inc., Class B	2,547	323,724

		22,184,764

Health Care Technology (0.0%)†
Certara, Inc.*	1,689	40,722
Definitive Healthcare Corp.*	688	7,107
Doximity, Inc., Class A*	2,450	79,331
Teladoc Health, Inc.*	5,960	154,364

		281,524

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A*	393	21,926
Agilent Technologies, Inc.	1,239	171,403
Avantor, Inc.*	1,778	37,587
Azenta, Inc.*	3,040	135,645
Bio-Rad Laboratories, Inc., Class A*	878	420,580
Charles River Laboratories International, Inc.*	139	28,053
Danaher Corp.	24,797	6,249,836
Illumina, Inc.*	6,456	1,501,343
PerkinElmer, Inc.	5,179	690,154
QIAGEN NV*	9,313	427,746
Repligen Corp.*	654	110,107
Syneos Health, Inc.*	3,470	123,601
Thermo Fisher Scientific, Inc.	14,120	8,138,344

		18,056,325

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	87,534	6,066,981
Catalent, Inc.*	5,003	328,747
Elanco Animal Health, Inc.*	18,280	171,832
Eli Lilly and Co.	6,442	2,212,312
Jazz Pharmaceuticals plc*	2,527	369,776
Johnson & Johnson	108,171	16,766,505
Merck & Co., Inc.	60,410	6,427,020
Organon & Co.	10,432	245,361
Perrigo Co. plc	5,513	197,751
Pfizer, Inc.	232,305	9,478,044
Royalty Pharma plc, Class A	15,271	550,214
Viatris, Inc.	49,753	478,624

		43,293,167

Total Health Care		123,757,252

Industrials (10.8%)
Aerospace & Defense (2.5%)
Axon Enterprise, Inc.*	627	140,981
Boeing Co. (The)*	15,518	3,296,489
BWX Technologies, Inc.	2,286	144,110
Curtiss-Wright Corp.	1,572	277,081
General Dynamics Corp.	9,997	2,281,415
HEICO Corp.	116	19,841
HEICO Corp., Class A	204	27,723
Hexcel Corp.	3,440	234,780
Howmet Aerospace, Inc.	13,744	582,333
Huntington Ingalls Industries, Inc.	1,260	260,845
L3Harris Technologies, Inc.	7,805	1,531,653
Mercury Systems, Inc.*	2,019	103,211
Northrop Grumman Corp.	5,313	2,453,118
Raytheon Technologies Corp.	60,414	5,916,343
Spirit AeroSystems Holdings, Inc., Class A	218	7,528
Textron, Inc.	8,561	604,663
TransDigm Group, Inc.	1,293	953,006
Woodward, Inc.	2,416	235,246

		19,070,366

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	3,483	346,106
Expeditors International of Washington, Inc.	4,501	495,650
FedEx Corp.	9,865	2,254,054
GXO Logistics, Inc.*	3,864	194,977
United Parcel Service, Inc., Class B	3,263	632,989

		3,923,776

Building Products (0.9%)
A O Smith Corp.	3,898	269,547
Allegion plc	748	79,834
Armstrong World Industries, Inc.	785	55,923
AZEK Co., Inc. (The)*	4,566	107,484
Builders FirstSource, Inc.*	5,970	530,017
Carlisle Cos., Inc.	331	74,829
Carrier Global Corp.	34,322	1,570,231
Fortune Brands Innovations, Inc.	3,471	203,852
Hayward Holdings, Inc.*	2,765	32,406
Johnson Controls International plc	28,289	1,703,563
Lennox International, Inc.	1,312	329,679
Masco Corp.	8,769	435,995
Masterbrand, Inc.*	3,471	27,907
Owens Corning	3,829	366,818
Trane Technologies plc	3,954	727,457

		6,515,542

Commercial Services & Supplies (0.3%)
Cintas Corp.	238	110,118
Clean Harbors, Inc.*	2,093	298,378
Driven Brands Holdings, Inc.*	2,405	72,896
MSA Safety, Inc.	931	124,288
Republic Services, Inc.	7,927	1,071,889
Ritchie Bros Auctioneers, Inc.	493	27,751
Rollins, Inc.	704	26,421
Stericycle, Inc.*	3,763	164,104
Tetra Tech, Inc.	1,271	186,723
Waste Management, Inc.	1,062	173,286

		2,255,854

Construction & Engineering (0.2%)
AECOM	5,076	428,009
MasTec, Inc.*	2,502	236,289
MDU Resources Group, Inc.	8,292	252,740
Quanta Services, Inc.	2,652	441,929
Valmont Industries, Inc.	743	237,225
WillScot Mobile Mini Holdings Corp.*	3,908	183,207

		1,779,399

Electrical Equipment (1.1%)
Acuity Brands, Inc.	1,316	240,473
AMETEK, Inc.	9,462	1,375,112
Eaton Corp. plc	16,403	2,810,490
Emerson Electric Co.	16,524	1,439,901
Hubbell, Inc.	2,198	534,795
nVent Electric plc	6,782	291,219
Plug Power, Inc.(x)*	10,726	125,709
Regal Rexnord Corp.	2,716	382,223
Rockwell Automation, Inc.	1,533	449,859
Sensata Technologies Holding plc	6,207	310,474
Sunrun, Inc.*	8,550	172,283
Vertiv Holdings Co.	10,493	150,155

		8,282,693

Ground Transportation (0.8%)
Avis Budget Group, Inc.*	1,048	204,150
CSX Corp.	64,566	1,933,106
Hertz Global Holdings, Inc.*	7,750	126,247
JB Hunt Transport Services, Inc.	369	64,745
Knight-Swift Transportation Holdings, Inc.	6,404	362,338
Landstar System, Inc.	160	28,682
Lyft, Inc., Class A*	2,608	24,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	9,493	$2,012,516
RXO, Inc.*	3,883	76,262
Ryder System, Inc.	1,994	177,945
Schneider National, Inc., Class B	2,217	59,305
Uber Technologies, Inc.*	10,568	335,006
U-Haul Holding Co.(x)	369	22,011
U-Haul Holding Co. (New York stock exchange)	3,324	172,349
XPO, Inc.*	3,883	123,868

		5,722,706

Industrial Conglomerates (1.3%)
3M Co.	22,656	2,381,372
General Electric Co.	42,488	4,061,853
Honeywell International, Inc.	19,556	3,737,543

		10,180,768

Machinery (2.0%)
AGCO Corp.	2,212	299,062
Allison Transmission Holdings, Inc.	790	35,740
Caterpillar, Inc.	2,759	631,370
Crane Holdings Co.	1,931	219,168
Cummins, Inc.	5,788	1,382,637
Donaldson Co., Inc.	4,213	275,277
Dover Corp.	5,752	873,959
Esab Corp.	2,081	122,925
Flowserve Corp.	5,345	181,730
Fortive Corp.	14,540	991,192
Gates Industrial Corp. plc*	4,430	61,533
Graco, Inc.	2,164	157,994
IDEX Corp.	2,564	592,361
Illinois Tool Works, Inc.	1,268	308,695
Ingersoll Rand, Inc.	16,680	970,442
ITT, Inc.	3,427	295,750
Middleby Corp. (The)*	2,044	299,671
Nordson Corp.	1,799	399,846
Oshkosh Corp.	2,696	224,253
Otis Worldwide Corp.	15,032	1,268,701
PACCAR, Inc.	21,016	1,538,371
Parker-Hannifin Corp.	4,063	1,365,615
Pentair plc	6,755	373,349
Snap-on, Inc.	2,159	533,035
Stanley Black & Decker, Inc.	6,063	488,557
Timken Co. (The)	2,511	205,199
Westinghouse Air Brake Technologies Corp.	7,433	751,179
Xylem, Inc.	6,325	662,227

		15,509,838

Marine Transportation (0.0%)†
Kirby Corp.*	2,450	170,765

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	5,079	213,115
American Airlines Group, Inc.(x)*	26,516	391,111
Copa Holdings SA, Class A*	1,178	108,788
JetBlue Airways Corp.*	13,167	95,856
Southwest Airlines Co.	24,317	791,275
United Airlines Holdings, Inc.*	13,392	592,596

		2,192,741

Professional Services (0.7%)
Automatic Data Processing, Inc.	1,407	313,240
Broadridge Financial Solutions, Inc.	441	64,637
CACI International, Inc., Class A*	951	281,762
Clarivate plc*	19,379	181,969
Concentrix Corp.	1,745	212,105
CoStar Group, Inc.*	14,194	977,257
Dun & Bradstreet Holdings, Inc.	10,321	121,169
Equifax, Inc.	2,495	506,086
FTI Consulting, Inc.*	802	158,275
Genpact Ltd.	3,498	161,678
Jacobs Solutions, Inc.	5,248	616,692
KBR, Inc.	1,969	108,393
Leidos Holdings, Inc.	5,593	514,892
ManpowerGroup, Inc.	2,063	170,259
Robert Half International, Inc.	512	41,252
Science Applications International Corp.	2,257	242,537
SS&C Technologies Holdings, Inc.	9,059	511,562
TransUnion	2,110	131,115

		5,314,880

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,243	167,047
Core & Main, Inc., Class A(x)*	1,925	44,467
MSC Industrial Direct Co., Inc., Class A	1,897	159,348
SiteOne Landscape Supply, Inc.*	716	97,999
United Rentals, Inc.	1,551	613,824
Univar Solutions, Inc.*	6,600	231,198
Watsco, Inc.	637	202,668
WESCO International, Inc.	861	133,059

		1,649,610

Total Industrials		82,568,938

Information Technology (7.9%)
Communications Equipment (1.6%)
Ciena Corp.*	6,049	317,694
Cisco Systems, Inc.	168,909	8,829,718
F5, Inc.*	2,444	356,066
Juniper Networks, Inc.	13,120	451,590
Lumentum Holdings, Inc.*	2,796	151,012
Motorola Solutions, Inc.	6,762	1,934,811
Ubiquiti, Inc.(x)	121	32,875
Viasat, Inc.(x)*	2,949	99,794

		12,173,560

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	5,917	483,537
Arrow Electronics, Inc.*	2,389	298,314
Avnet, Inc.	3,733	168,732
Cognex Corp.	492	24,379
Coherent Corp.*	4,101	156,166
Corning, Inc.	29,177	1,029,364
IPG Photonics Corp.*	1,338	164,989
Jabil, Inc.	993	87,543
Keysight Technologies, Inc.*	545	88,007
Littelfuse, Inc.	992	265,945
National Instruments Corp.	4,670	244,755
TD SYNNEX Corp.	1,917	185,546
Teledyne Technologies, Inc.*	1,901	850,431
Trimble, Inc.*	10,108	529,861
Vontier Corp.	2,443	66,792
Zebra Technologies Corp., Class A*	1,250	397,500

		5,041,861

IT Services (0.8%)
Akamai Technologies, Inc.*	6,360	497,988
Amdocs Ltd.	4,959	476,213
Cognizant Technology Solutions Corp., Class A	21,076	1,284,161
DXC Technology Co.*	9,443	241,363
GoDaddy, Inc., Class A*	5,538	430,413
International Business Machines Corp.	12,280	1,609,785
Kyndryl Holdings, Inc.*	8,390	123,836
Okta, Inc.*	5,366	462,764
Snowflake, Inc., Class A*	806	124,358
Twilio, Inc., Class A*	4,448	296,370
VeriSign, Inc.*	3,402	718,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Wix.com Ltd.*	502	$50,100

		6,316,296

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	14,074	1,379,393
Analog Devices, Inc.	16,848	3,322,763
Cirrus Logic, Inc.*	2,249	245,996
First Solar, Inc.*	4,361	948,517
GLOBALFOUNDRIES, Inc.(x)*	1,973	142,411
Intel Corp.	168,196	5,494,963
Marvell Technology, Inc.	34,853	1,509,135
Microchip Technology, Inc.	3,191	267,342
Micron Technology, Inc.	36,190	2,183,705
MKS Instruments, Inc.	2,352	208,434
ON Semiconductor Corp.*	6,699	551,462
Qorvo, Inc.*	4,151	421,617
Skyworks Solutions, Inc.	6,603	779,022
Teradyne, Inc.	598	64,291
Texas Instruments, Inc.	11,749	2,185,431
Wolfspeed, Inc.*	5,055	328,322

		20,032,804

Software (1.9%)
ANSYS, Inc.*	1,689	562,099
BILL Holdings, Inc.*	4,060	329,428
Black Knight, Inc.*	5,755	331,258
CCC Intelligent Solutions Holdings, Inc.*	4,293	38,508
Ceridian HCM Holding, Inc.*	4,551	333,224
Dolby Laboratories, Inc., Class A	2,505	213,977
DoubleVerify Holdings, Inc.*	458	13,809
Dropbox, Inc., Class A*	749	16,193
Gen Digital, Inc.	14,744	253,007
Guidewire Software, Inc.*	3,365	276,098
Informatica, Inc., Class A(x)*	1,251	20,516
Jamf Holding Corp.*	386	7,496
Manhattan Associates, Inc.*	976	151,134
nCino, Inc.*	2,293	56,821
NCR Corp.*	4,947	116,700
Nutanix, Inc., Class A*	4,516	117,371
Oracle Corp.	19,665	1,827,272
Paycor HCM, Inc.*	2,248	59,617
Procore Technologies, Inc.*	817	51,169
Roper Technologies, Inc.	4,337	1,911,272
Salesforce, Inc.*	31,091	6,211,360
SentinelOne, Inc., Class A*	2,328	38,086
Teradata Corp.*	1,924	77,499
Tyler Technologies, Inc.*	215	76,248
UiPath, Inc., Class A*	14,052	246,753
Unity Software, Inc.(x)*	3,331	108,058
VMware, Inc., Class A*	4,454	556,082
Zoom Video Communications, Inc., Class A*	5,143	379,759

		14,380,814

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C	8,786	353,285
Hewlett Packard Enterprise Co.	52,781	840,801
HP, Inc.	22,359	656,237
Western Digital Corp.*	13,051	491,631

		2,341,954

Total Information Technology		60,287,289

Materials (4.5%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	9,099	2,613,324
Albemarle Corp.	2,331	515,244
Ashland, Inc.	2,079	213,534
Axalta Coating Systems Ltd.*	6,862	207,850
Celanese Corp.	4,446	484,125
Chemours Co. (The)	2,442	73,114
Corteva, Inc.	29,380	1,771,908
Dow, Inc.	28,926	1,585,723
DuPont de Nemours, Inc.	20,594	1,478,031
Eastman Chemical Co.	4,910	414,109
Ecolab, Inc.	1,192	197,312
Element Solutions, Inc.	9,255	178,714
FMC Corp.	3,403	415,608
Ginkgo Bioworks Holdings, Inc.(x)*	29,037	38,619
Huntsman Corp.	7,484	204,762
International Flavors & Fragrances, Inc.	10,466	962,453
Linde plc	16,042	5,701,969
LyondellBasell Industries NV, Class A	10,552	990,727
Mosaic Co. (The)	12,246	561,847
NewMarket Corp.	239	87,230
Olin Corp.	5,181	287,546
PPG Industries, Inc.	4,538	606,186
RPM International, Inc.	4,972	433,757
Scotts Miracle-Gro Co. (The)(x)	1,090	76,017
Westlake Corp.	1,355	157,153

		20,256,862

Construction Materials (0.2%)
Eagle Materials, Inc.	255	37,421
Martin Marietta Materials, Inc.	2,329	826,935
Vulcan Materials Co.	2,783	477,452

		1,341,808

Containers & Packaging (0.5%)
Amcor plc	61,588	700,871
AptarGroup, Inc.	2,688	317,695
Ardagh Metal Packaging SA(x)	4,120	16,810
Avery Dennison Corp.	1,287	230,283
Ball Corp.	7,623	420,103
Berry Global Group, Inc.	2,658	156,556
Crown Holdings, Inc.	562	46,483
Graphic Packaging Holding Co.	2,875	73,284
International Paper Co.	14,582	525,827
Packaging Corp. of America	3,747	520,196
Silgan Holdings, Inc.	3,452	185,269
Sonoco Products Co.	3,995	243,695
Westrock Co.	10,405	317,040

		3,754,112

Metals & Mining (1.1%)
Alcoa Corp.	7,258	308,900
Cleveland-Cliffs, Inc.*	20,979	384,545
Freeport-McMoRan, Inc.	58,570	2,396,099
Newmont Corp.	32,641	1,600,062
Nucor Corp.	10,530	1,626,569
Reliance Steel & Aluminum Co.	2,397	615,406
Royal Gold, Inc.	2,515	326,220
Southern Copper Corp.	1,199	91,424
SSR Mining, Inc.(x)	8,457	127,870
Steel Dynamics, Inc.	6,835	772,765
United States Steel Corp.	9,529	248,707

		8,498,567

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,635	142,844

Total Materials		33,994,193

Real Estate (4.4%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	8,466	655,692

Health Care REITs (0.4%)
Healthcare Realty Trust, Inc. (REIT)	15,565	300,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Healthpeak Properties, Inc. (REIT)	22,140	$486,416
Medical Properties Trust, Inc. (REIT)(x)	23,551	193,589
Omega Healthcare Investors, Inc. (REIT)	9,648	264,452
Ventas, Inc. (REIT)	16,393	710,636
Welltower, Inc. (REIT)	19,427	1,392,722

		3,348,686

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	29,064	479,266
Park Hotels & Resorts, Inc. (REIT)	9,150	113,094

		592,360

Industrial REITs (0.8%)
Americold Realty Trust, Inc. (REIT)	11,034	313,917
EastGroup Properties, Inc. (REIT)	1,689	279,225
First Industrial Realty Trust, Inc. (REIT)	5,408	287,706
Prologis, Inc. (REIT)	37,835	4,720,673
Rexford Industrial Realty, Inc. (REIT)	7,540	449,761

		6,051,282

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,652	835,425
Boston Properties, Inc. (REIT)	6,434	348,208
Cousins Properties, Inc. (REIT)	6,200	132,556
Douglas Emmett, Inc. (REIT)	6,939	85,558
Highwoods Properties, Inc. (REIT)	4,265	98,905
Hudson Pacific Properties, Inc. (REIT)	5,648	37,559
JBG SMITH Properties (REIT)	4,386	66,053
Kilroy Realty Corp. (REIT)	4,771	154,580
SL Green Realty Corp. (REIT)(x)	2,628	61,811
Vornado Realty Trust (REIT)	7,243	111,325

		1,931,980

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	6,627	482,512
Howard Hughes Corp. (The)*	1,504	120,320
Jones Lang LaSalle, Inc.*	1,960	285,160
Opendoor Technologies, Inc.(x)*	13,910	24,482
WeWork, Inc.(x)*	8,766	6,814
Zillow Group, Inc., Class A*	2,172	94,916
Zillow Group, Inc., Class C*	6,085	270,600

		1,284,804

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	12,636	397,402
Apartment Income REIT Corp. (REIT)	5,648	202,255
AvalonBay Communities, Inc. (REIT)	5,736	963,992
Camden Property Trust (REIT)	3,899	408,771
Equity LifeStyle Properties, Inc. (REIT)	2,822	189,441
Equity Residential (REIT)	15,207	912,420
Essex Property Trust, Inc. (REIT)	2,668	557,985
Invitation Homes, Inc. (REIT)	25,058	782,561
Mid-America Apartment Communities, Inc. (REIT)	4,714	712,003
Sun Communities, Inc. (REIT)	4,995	703,696
UDR, Inc. (REIT)	13,293	545,811

		6,376,337

Retail REITs (0.6%)
Brixmor Property Group, Inc. (REIT)	12,245	263,512
Federal Realty Investment Trust (REIT)	3,295	325,645
Kimco Realty Corp. (REIT)	24,797	484,286
National Retail Properties, Inc. (REIT)	7,318	323,090
Realty Income Corp. (REIT)	25,773	1,631,946
Regency Centers Corp. (REIT)	7,035	430,401
Simon Property Group, Inc. (REIT)	6,899	772,481
Spirit Realty Capital, Inc. (REIT)	5,713	227,606

		4,458,967

Specialized REITs (1.2%)
American Tower Corp. (REIT)	4,443	907,883
CubeSmart (REIT)	9,177	424,161
Digital Realty Trust, Inc. (REIT)	11,781	1,158,190
EPR Properties (REIT)	3,039	115,786
Equinix, Inc. (REIT)	934	673,451
Extra Space Storage, Inc. (REIT)	4,793	780,924
Gaming and Leisure Properties, Inc. (REIT)	10,024	521,850
Iron Mountain, Inc. (REIT)	2,975	157,407
Lamar Advertising Co. (REIT), Class A	426	42,553
Life Storage, Inc. (REIT)	3,454	452,785
National Storage Affiliates Trust (REIT)	3,485	145,603
Public Storage (REIT)	1,323	399,731
Rayonier, Inc. (REIT)	5,981	198,928
SBA Communications Corp. (REIT)	3,381	882,678
VICI Properties, Inc. (REIT)	39,502	1,288,555
Weyerhaeuser Co. (REIT)	30,217	910,438

		9,060,923

Total Real Estate		33,761,031

Utilities (5.6%)
Electric Utilities (3.6%)
Alliant Energy Corp.	10,292	549,593
American Electric Power Co., Inc.	21,126	1,922,255
Avangrid, Inc.	2,910	116,051
Constellation Energy Corp.	13,410	1,052,685
Duke Energy Corp.	31,645	3,052,793
Edison International	15,440	1,089,909
Entergy Corp.	8,336	898,120
Evergy, Inc.	9,128	557,903
Eversource Energy	14,152	1,107,535
Exelon Corp.	40,794	1,708,861
FirstEnergy Corp.	22,299	893,298
Hawaiian Electric Industries, Inc.	4,466	171,494
IDACORP, Inc.	2,066	223,810
NextEra Energy, Inc.	81,626	6,291,732
NRG Energy, Inc.	9,406	322,532
OGE Energy Corp.	8,198	308,737
PG&E Corp.*	67,610	1,093,254
Pinnacle West Capital Corp.	4,635	367,277
PPL Corp.	30,263	841,009
Southern Co. (The)	44,690	3,109,530
Xcel Energy, Inc.	22,397	1,510,454

		27,188,832

Gas Utilities (0.2%)
Atmos Energy Corp.	5,666	636,632
National Fuel Gas Co.	3,307	190,946
UGI Corp.	8,595	298,762

		1,126,340

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	22,463	540,909
Brookfield Renewable Corp.	5,242	183,208
Vistra Corp.	6,823	163,752

		887,869

Multi-Utilities (1.5%)
Ameren Corp.	10,569	913,056
CenterPoint Energy, Inc.	25,874	762,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	11,889	$729,747
Consolidated Edison, Inc.	14,574	1,394,295
Dominion Energy, Inc.	34,201	1,912,178
DTE Energy Co.	7,922	867,776
NiSource, Inc.	16,671	466,121
Public Service Enterprise Group, Inc.	20,449	1,277,040
Sempra Energy	12,926	1,953,894
WEC Energy Group, Inc.	12,960	1,228,478

		11,504,833

Water Utilities (0.2%)
American Water Works Co., Inc.	7,924	1,160,787
Essential Utilities, Inc.	9,500	414,675

		1,575,462

Total Utilities		42,283,336

Total Common Stocks (99.4%) (Cost $541,027,335)		756,683,931

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,177,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,220,023.(xx)	$2,176,494	2,176,494
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $1,020,544.(xx)	1,000,000	1,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $900,619, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $992,657.(xx)	900,000	900,000

Total Repurchase Agreements		4,076,494

Total Short-Term Investments (0.6%) (Cost $4,576,494)		4,576,494

Total Investments in Securities (100.0%) (Cost $545,603,829)		761,260,425
Other Assets Less Liabilities (0.0%)†		10,637

Net Assets (100%)		$761,271,062

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $4,813,805. This was collateralized by $229,121 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/15/23 - 11/15/52 and by cash of $4,576,494 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	15,132	437,503	—	(2,723)	(78)	(50,500)	384,202	3,049	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	14	6/2023	USD	2,896,425	171,817
S&P Midcap 400 E-Mini Index	5	6/2023	USD	1,264,850	58,332

					230,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$65,749,191	$—	$—	$65,749,191
Consumer Discretionary	44,995,717	—	—	44,995,717
Consumer Staples	57,453,757	—	—	57,453,757
Energy	60,195,500	—	—	60,195,500
Financials	151,637,727	—	—	151,637,727
Health Care	123,757,252	—	—	123,757,252
Industrials	82,568,938	—	—	82,568,938
Information Technology	60,287,289	—	—	60,287,289
Materials	33,994,193	—	—	33,994,193
Real Estate	33,761,031	—	—	33,761,031
Utilities	42,283,336	—	—	42,283,336
Futures	230,149	—	—	230,149
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	4,076,494	—	4,076,494

Total Assets	$757,414,080	$4,076,494	$—	$761,490,574

Total Liabilities	$—	$—	$—	$—

Total	$757,414,080	$4,076,494	$—	$761,490,574

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,162,881
Aggregate gross unrealized depreciation	(45,690,827)

Net unrealized appreciation	$215,472,054

Federal income tax cost of investments in securities and derivative instruments, if applicable	$546,018,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	770,382	$14,829,853
Frontier Communications Parent, Inc.*	25,517	581,022
Lumen Technologies, Inc.	107,040	283,656
Verizon Communications, Inc.	509,148	19,800,766

		35,495,297

Entertainment (1.4%)
Activision Blizzard, Inc.	180,069	15,412,106
AMC Entertainment Holdings, Inc., Class A(x)*	53,846	269,768
Electronic Arts, Inc.	27,091	3,263,111
Liberty Media Corp.-Liberty Formula One, Class A*	1,945	131,287
Liberty Media Corp.-Liberty Formula One, Class C*	18,566	1,389,294
Live Nation Entertainment, Inc.*	8,124	568,680
Madison Square Garden Sports Corp., Class A	983	191,537
Netflix, Inc.*	25,069	8,660,838
Playtika Holding Corp.*	811	9,132
Roku, Inc.*	9,096	598,699
Take-Two Interactive Software, Inc.*	2,927	349,191
Walt Disney Co. (The)*	209,544	20,981,641
Warner Bros Discovery, Inc.*	65,397	987,495

		52,812,779

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	81,569	8,461,152
Alphabet, Inc., Class C*	214,977	22,357,608
IAC, Inc.*	8,007	413,161
Match Group, Inc.*	1,830	70,254
Meta Platforms, Inc., Class A*	210,173	44,544,066
Pinterest, Inc., Class A*	47,877	1,305,606
TripAdvisor, Inc.*	9,778	194,191

		77,346,038

Media (1.3%)
Altice USA, Inc., Class A*	21,796	74,542
Cable One, Inc.	232	162,864
Charter Communications, Inc., Class A*	15,893	5,683,496
Comcast Corp., Class A	805,434	30,534,003
DISH Network Corp., Class A*	26,104	243,550
Fox Corp., Class A	30,963	1,054,290
Fox Corp., Class B	14,839	464,609
Interpublic Group of Cos., Inc. (The)	40,432	1,505,688
Liberty Broadband Corp., Class A*	972	79,821
Liberty Broadband Corp., Class C*	6,646	542,978
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,645	158,568
Liberty Media Corp.-Liberty SiriusXM, Class C*	11,642	325,860
New York Times Co. (The), Class A	16,920	657,850
News Corp., Class A	39,577	683,495
News Corp., Class B	12,329	214,894
Nexstar Media Group, Inc., Class A	3,432	592,569
Omnicom Group, Inc.	21,201	2,000,102
Paramount Global, Class A(x)	956	24,703
Paramount Global, Class B(x)	60,092	1,340,653
Sirius XM Holdings, Inc.(x)	73,115	290,266

		46,634,801

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	90,953	13,173,633

Total Communication Services		225,462,548

Consumer Discretionary (5.3%)
Automobile Components (0.3%)
Aptiv plc*	21,103	2,367,546
BorgWarner, Inc.	24,316	1,194,159
Cie Generale des Etablissements Michelin SCA (ADR)	461,280	6,988,392
Gentex Corp.	24,478	686,118
Goodyear Tire & Rubber Co. (The)*	26,317	290,013
Lear Corp.	6,130	855,074
QuantumScape Corp.(x)*	26,857	219,690

		12,600,992

Automobiles (0.5%)
Ford Motor Co.	610,493	7,692,212
General Motors Co.	147,763	5,419,947
Harley-Davidson, Inc.	14,015	532,149
Lucid Group, Inc.(x)*	3,379	27,167
Rivian Automotive, Inc., Class A(x)*	54,148	838,211
Tesla, Inc.*	10,619	2,203,018
Thor Industries, Inc.	5,378	428,304

		17,141,008

Broadline Retail (0.3%)
Amazon.com, Inc.*	69,179	7,145,499
eBay, Inc.	99,644	4,421,204
Kohl’s Corp.	12,093	284,669
Macy’s, Inc.	28,076	491,049
Nordstrom, Inc.(x)	1,690	27,497
Ollie’s Bargain Outlet Holdings, Inc.(x)*	6,170	357,490

		12,727,408

Distributors (0.1%)
Genuine Parts Co.	13,296	2,224,554
LKQ Corp.	26,047	1,478,428

		3,702,982

Diversified Consumer Services (0.0%)†
ADT, Inc.	21,774	157,426
Bright Horizons Family Solutions, Inc.*	4,302	331,211
Grand Canyon Education, Inc.*	3,193	363,683
H&R Block, Inc.	2,816	99,264
Mister Car Wash, Inc.(x)*	2,276	19,619
Service Corp. International	15,584	1,071,867

		2,043,070

Hotels, Restaurants & Leisure (1.5%)
Aramark	24,153	864,677
Booking Holdings, Inc.*	952	2,525,094
Boyd Gaming Corp.	7,954	510,011
Caesars Entertainment, Inc.*	6,712	327,613
Carnival Corp.(x)*	101,647	1,031,717
Darden Restaurants, Inc.	3,444	534,371
Domino’s Pizza, Inc.	989	326,241
DoorDash, Inc., Class A*	2,995	190,362
Expedia Group, Inc.*	11,970	1,161,449
Hilton Worldwide Holdings, Inc.	7,691	1,083,431
Hyatt Hotels Corp., Class A*	36,671	4,099,451
Las Vegas Sands Corp.*	21,611	1,241,552
Marriott International, Inc., Class A	28,247	4,690,132
Marriott Vacations Worldwide Corp.	3,896	525,415
McDonald’s Corp.	58,354	16,316,362
MGM Resorts International	33,422	1,484,605
Norwegian Cruise Line Holdings Ltd.(x)*	40,349	542,694
Penn Entertainment, Inc.*	16,094	477,348
Planet Fitness, Inc., Class A*	2,287	177,631
Restaurant Brands International, Inc.	44,303	2,974,503
Royal Caribbean Cruises Ltd.*	22,951	1,498,700
Six Flags Entertainment Corp.*	3,872	103,421
Starbucks Corp.	76,550	7,971,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Travel + Leisure Co.	2,335	$91,532
Vail Resorts, Inc.	226	52,812
Wyndham Hotels & Resorts, Inc.	2,767	187,741
Wynn Resorts Ltd.*	9,491	1,062,138
Yum! Brands, Inc.	26,009	3,435,269

		55,487,424

Household Durables (1.0%)
DR Horton, Inc.	15,651	1,528,946
Garmin Ltd.	16,064	1,621,179
Leggett & Platt, Inc.	13,862	441,921
Lennar Corp., Class A	128,777	13,535,750
Lennar Corp., Class B	1,542	137,716
Mohawk Industries, Inc.*	5,480	549,206
Newell Brands, Inc.	39,331	489,278
NVR, Inc.*	85	473,636
PulteGroup, Inc.	103,577	6,036,468
Sony Group Corp. (ADR)(x)	101,312	9,183,933
Tempur Sealy International, Inc.	17,507	691,351
Toll Brothers, Inc.	5,332	320,080
TopBuild Corp.*	518	107,816
Whirlpool Corp.	5,556	733,503

		35,850,783

Leisure Products (0.1%)
Brunswick Corp.	6,217	509,794
Hasbro, Inc.	13,689	734,962
Mattel, Inc.*	18,971	349,256
Peloton Interactive, Inc., Class A*	32,109	364,116
Polaris, Inc.(x)	1,485	164,286

		2,122,414

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	5,767	701,325
AutoNation, Inc.*	17,223	2,314,082
AutoZone, Inc.*	1,295	3,183,304
Bath & Body Works, Inc.	44,379	1,623,384
Best Buy Co., Inc.	14,390	1,126,305
Burlington Stores, Inc.*	432	87,307
CarMax, Inc.*	14,542	934,760
Dick’s Sporting Goods, Inc.	5,539	785,929
GameStop Corp., Class A(x)*	27,969	643,846
Gap, Inc. (The)(x)	20,266	203,471
Home Depot, Inc. (The)	45,267	13,359,197
Leslie’s, Inc.*	1,815	19,983
Lithia Motors, Inc., Class A	2,825	646,727
Lowe’s Cos., Inc.	54,828	10,963,955
O’Reilly Automotive, Inc.*	5,288	4,489,406
Penske Automotive Group, Inc.	2,687	381,044
Petco Health & Wellness Co., Inc.(x)*	8,384	75,456
RH(x)*	1,240	302,002
Ross Stores, Inc.	20,467	2,172,163
Victoria’s Secret & Co.*	2,408	82,233
Wayfair, Inc., Class A(x)*	2,999	102,986
Williams-Sonoma, Inc.	1,443	175,555

		44,374,420

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	13,083	614,901
Carter’s, Inc.	3,886	279,481
Columbia Sportswear Co.	3,752	338,580
Deckers Outdoor Corp.*	321	144,306
Hanesbrands, Inc.	36,310	190,991
PVH Corp.	6,759	602,632
Ralph Lauren Corp.(x)	4,224	492,814
Skechers USA, Inc., Class A*	11,833	562,304
Tapestry, Inc.	122,127	5,264,895
Under Armour, Inc., Class A*	19,630	186,289
Under Armour, Inc., Class C*	20,559	175,368
VF Corp.	36,426	834,520

		9,687,081

Total Consumer Discretionary		195,737,582

Consumer Staples (6.2%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	50	16,435
Brown-Forman Corp., Class A	1,952	127,251
Brown-Forman Corp., Class B	7,879	506,383
Coca-Cola Co. (The)	328,779	20,394,161
Constellation Brands, Inc., Class A	46,405	10,482,425
Diageo plc	132,788	5,926,383
Keurig Dr Pepper, Inc.	89,384	3,153,468
Molson Coors Beverage Co., Class B	18,238	942,540
Monster Beverage Corp.*	5,726	309,261
PepsiCo, Inc.	57,283	10,442,691

		52,300,998

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	17,534	364,357
BJ’s Wholesale Club Holdings, Inc.*	5,151	391,837
Casey’s General Stores, Inc.	3,862	835,968
Dollar Tree, Inc.*	15,279	2,193,300
Grocery Outlet Holding Corp.*	8,510	240,493
Kroger Co. (The)	116,049	5,729,339
Performance Food Group Co.*	10,948	660,602
Sysco Corp.	94,069	7,264,949
Target Corp.	53,057	8,787,831
US Foods Holding Corp.*	21,025	776,663
Walgreens Boots Alliance, Inc.	108,998	3,769,151
Walmart, Inc.#	213,124	31,425,134

		62,439,624

Food Products (1.2%)
Archer-Daniels-Midland Co.	72,076	5,741,574
Bunge Ltd.	14,414	1,376,825
Campbell Soup Co.	20,198	1,110,486
Conagra Brands, Inc.	49,051	1,842,356
Darling Ingredients, Inc.*	15,520	906,368
Flowers Foods, Inc.	19,527	535,235
Freshpet, Inc.(x)*	2,088	138,205
General Mills, Inc.	62,122	5,308,946
Hershey Co. (The)	2,023	514,671
Hormel Foods Corp.	29,874	1,191,375
Ingredion, Inc.	6,828	694,613
J M Smucker Co. (The)	10,741	1,690,311
Kellogg Co.	12,009	804,123
Kraft Heinz Co. (The)	72,842	2,816,800
McCormick & Co., Inc. (Non-Voting)	26,123	2,173,695
Mondelez International, Inc., Class A	142,212	9,915,021
Nestle SA (Registered)	48,900	5,969,556
Pilgrim’s Pride Corp.*	2,323	53,847
Post Holdings, Inc.*	5,699	512,169
Seaboard Corp.	26	98,020
Tyson Foods, Inc., Class A	29,686	1,760,974

		45,155,170

Household Products (1.2%)
Church & Dwight Co., Inc.	13,841	1,223,683
Clorox Co. (The)	2,196	347,495
Colgate-Palmolive Co.	33,244	2,498,287
Kimberly-Clark Corp.	38,166	5,122,641
Procter & Gamble Co. (The)	215,145	31,989,910
Reckitt Benckiser Group plc	27,688	2,103,584
Reynolds Consumer Products, Inc.	5,657	155,567
Spectrum Brands Holdings, Inc.	4,151	274,879

		43,716,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.0%)†
Coty, Inc., Class A*	36,610	$441,517

Tobacco (0.7%)
Altria Group, Inc.	187,002	8,344,029
Philip Morris International, Inc.	161,636	15,719,101

		24,063,130

Total Consumer Staples		228,116,485

Energy (5.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	254,619	7,348,304
Halliburton Co.	51,220	1,620,601
NOV, Inc.	40,778	754,801
Schlumberger NV	147,318	7,233,314

		16,957,020

Oil, Gas & Consumable Fuels (5.0%)
Antero Midstream Corp.	35,030	367,465
Antero Resources Corp.*	10,312	238,104
APA Corp.	33,381	1,203,719
Cameco Corp.	41,093	1,075,404
Cheniere Energy, Inc.	11,025	1,737,540
Chesapeake Energy Corp.	12,618	959,473
Chevron Corp.	218,673	35,678,687
ConocoPhillips	209,982	20,832,314
Coterra Energy, Inc.	409,683	10,053,621
Devon Energy Corp.	34,640	1,753,130
Diamondback Energy, Inc.	7,850	1,061,084
DT Midstream, Inc.	10,097	498,489
EOG Resources, Inc.	77,527	8,886,920
EQT Corp.	38,399	1,225,312
Exxon Mobil Corp.	429,862	47,138,667
Hess Corp.	6,368	842,741
HF Sinclair Corp.	14,054	679,933
Kinder Morgan, Inc.	207,130	3,626,846
Marathon Oil Corp.	65,968	1,580,593
Marathon Petroleum Corp.	48,795	6,579,030
Occidental Petroleum Corp.	14,402	899,117
ONEOK, Inc.	41,091	2,610,922
Ovintiv, Inc.	7,469	269,481
PDC Energy, Inc.	4,245	272,444
Phillips 66	115,977	11,757,748
Pioneer Natural Resources Co.	37,936	7,748,049
Range Resources Corp.	8,342	220,813
Southwestern Energy Co.*	106,502	532,510
Valero Energy Corp.	72,348	10,099,781
Vitesse Energy, Inc.(x)	2,540	48,336
Williams Cos., Inc. (The)	126,949	3,790,697

		184,268,970

Total Energy		201,225,990

Financials (15.9%)
Banks (4.8%)
Bank of America Corp.	937,904	26,824,054
Bank of Hawaii Corp.	4,120	214,570
Bank OZK	11,649	398,396
BOK Financial Corp.	3,024	255,256
Citigroup, Inc.	305,284	14,314,767
Citizens Financial Group, Inc.	50,880	1,545,226
Columbia Banking System, Inc.	13,410	287,242
Comerica, Inc.	13,610	590,946
Commerce Bancshares, Inc.	92,892	5,420,248
Cullen/Frost Bankers, Inc.	62,752	6,610,296
East West Bancorp, Inc.	14,734	817,737
Fifth Third Bancorp	71,001	1,891,467
First Citizens BancShares, Inc., Class A	1,860	1,809,966
First Hawaiian, Inc.	13,307	274,523
First Horizon Corp.	55,134	980,282
First Republic Bank	18,948	265,082
FNB Corp.	36,355	421,718
Huntington Bancshares, Inc.	149,548	1,674,938
JPMorgan Chase & Co.	410,887	53,542,685
KeyCorp	96,823	1,212,224
M&T Bank Corp.	17,916	2,142,216
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	736,327	4,705,130
New York Community Bancorp, Inc.	69,735	630,404
PacWest Bancorp	12,107	117,801
Pinnacle Financial Partners, Inc.	7,808	430,689
PNC Financial Services Group, Inc. (The)	119,967	15,247,806
Popular, Inc.	7,421	426,040
Prosperity Bancshares, Inc.	9,122	561,185
Regions Financial Corp.	97,400	1,807,744
Synovus Financial Corp.	14,999	462,419
Truist Financial Corp.	184,900	6,305,090
US Bancorp	139,960	5,045,558
Webster Financial Corp.	18,005	709,757
Wells Fargo & Co.	543,799	20,327,207
Western Alliance Bancorp	4,274	151,898
Wintrust Financial Corp.	6,242	455,354
Zions Bancorp NA	15,338	459,066

		179,336,987

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	3,894	554,583
Ameriprise Financial, Inc.	43,201	13,241,106
Bank of New York Mellon Corp. (The)	104,893	4,766,338
BlackRock, Inc.	21,482	14,374,036
Blackstone, Inc., Class A	82,548	7,251,016
Carlyle Group, Inc. (The)	21,570	669,964
Cboe Global Markets, Inc.	11,031	1,480,801
Charles Schwab Corp. (The)	70,552	3,695,514
CME Group, Inc.	37,405	7,163,806
Coinbase Global, Inc., Class A(x)*	16,638	1,124,230
Evercore, Inc., Class A	3,798	438,213
Franklin Resources, Inc.	29,730	800,926
Goldman Sachs Group, Inc. (The)	44,894	14,685,276
Interactive Brokers Group, Inc., Class A	9,674	798,685
Intercontinental Exchange, Inc.	57,551	6,001,994
Invesco Ltd.	38,904	638,026
Janus Henderson Group plc	14,169	377,462
Jefferies Financial Group, Inc.	21,586	685,140
KKR & Co., Inc.	102,708	5,394,224
Lazard Ltd., Class A	8,624	285,541
LPL Financial Holdings, Inc.	6,625	1,340,900
Moody’s Corp.	5,933	1,815,617
Morgan Stanley	257,152	22,577,946
Morningstar, Inc.	243	49,336
MSCI, Inc.	2,000	1,119,380
Nasdaq, Inc.	142,017	7,764,069
Northern Trust Corp.	21,419	1,887,656
Raymond James Financial, Inc.	18,658	1,740,232
Robinhood Markets, Inc., Class A(x)*	58,553	568,550
S&P Global, Inc.	33,958	11,707,700
SEI Investments Co.	10,714	616,591
State Street Corp.	38,235	2,894,007
Stifel Financial Corp.	10,763	635,986
T. Rowe Price Group, Inc.	22,929	2,588,684
Tradeweb Markets, Inc., Class A	4,129	326,274
Virtu Financial, Inc., Class A	9,829	185,768

		142,245,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consumer Finance (1.0%)
Ally Financial, Inc.	31,089	$792,459
American Express Co.	98,235	16,203,863
Capital One Financial Corp.	132,621	12,752,835
Credit Acceptance Corp.(x)*	630	274,705
Discover Financial Services	28,437	2,810,713
OneMain Holdings, Inc.	11,958	443,403
SLM Corp.	26,054	322,809
SoFi Technologies, Inc.(x)*	83,936	509,492
Synchrony Financial	96,390	2,803,021
Upstart Holdings, Inc.(x)*	5,944	94,450

		37,007,750

Financial Services (2.6%)
Affirm Holdings, Inc.(x)*	22,666	255,446
Apollo Global Management, Inc.	11,994	757,541
Berkshire Hathaway, Inc., Class B*	188,188	58,106,809
Block, Inc., Class A*	55,881	3,836,231
Corebridge Financial, Inc.	8,353	133,815
Equitable Holdings, Inc.‡	38,404	975,078
Euronet Worldwide, Inc.*	1,220	136,518
Fidelity National Information Services, Inc.	81,378	4,421,267
Fiserv, Inc.*	55,814	6,308,656
Global Payments, Inc.	27,968	2,943,352
Mastercard, Inc., Class A	9,820	3,568,686
MGIC Investment Corp.	30,769	412,920
PayPal Holdings, Inc.*	87,220	6,623,487
Rocket Cos., Inc., Class A(x)*	5,212	47,221
TFS Financial Corp.	5,218	65,903
UWM Holdings Corp.	889	4,365
Visa, Inc., Class A	21,511	4,849,870
Voya Financial, Inc.	10,140	724,604
Western Union Co. (The)	116,074	1,294,225
WEX, Inc.*	1,251	230,046

		95,696,040

Insurance (3.6%)
Aflac, Inc.	64,264	4,146,313
Allstate Corp. (The)	38,576	4,274,607
American Financial Group, Inc.	7,010	851,715
American International Group, Inc.	117,512	5,917,904
Aon plc, Class A	31,617	9,968,524
Arch Capital Group Ltd.*	24,913	1,690,845
Arthur J Gallagher & Co.	19,212	3,675,448
Assurant, Inc.	5,205	624,964
Assured Guaranty Ltd.	6,000	301,620
Axis Capital Holdings Ltd.	8,106	441,939
Brighthouse Financial, Inc.*	7,149	315,342
Brown & Brown, Inc.	22,760	1,306,879
Chubb Ltd.	81,664	15,857,516
Cincinnati Financial Corp.	90,119	10,100,538
CNA Financial Corp.	2,842	110,923
Erie Indemnity Co., Class A	679	157,297
Everest Re Group Ltd.	2,802	1,003,172
F&G Annuities & Life, Inc.	1,869	33,866
Fidelity National Financial, Inc.	116,641	4,074,270
First American Financial Corp.	10,510	584,987
Globe Life, Inc.	9,317	1,025,056
Hanover Insurance Group, Inc. (The)	3,688	473,908
Hartford Financial Services Group, Inc. (The)	49,664	3,461,084
Kemper Corp.	6,617	361,685
Lincoln National Corp.	14,018	314,985
Loews Corp.	20,469	1,187,611
Markel Corp.*	1,073	1,370,661
Marsh & McLennan Cos., Inc.	57,474	9,572,295
MetLife, Inc.	98,973	5,734,496
Old Republic International Corp.	29,088	726,327
Primerica, Inc.	3,820	657,957
Principal Financial Group, Inc.	25,233	1,875,317
Progressive Corp. (The)	113,853	16,287,810
Prudential Financial, Inc.	38,380	3,175,561
Reinsurance Group of America, Inc.	12,652	1,679,680
RenaissanceRe Holdings Ltd.	2,032	407,091
Travelers Cos., Inc. (The)	59,046	10,121,075
Unum Group	20,644	816,677
W R Berkley Corp.	21,451	1,335,539
White Mountains Insurance Group Ltd.	260	358,147
Willis Towers Watson plc	20,829	4,840,243

		131,221,874

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	59,439	599,145
Annaly Capital Management, Inc. (REIT)(x)	48,698	930,619
Rithm Capital Corp. (REIT)	45,103	360,824
Starwood Property Trust, Inc. (REIT)(x)	30,429	538,289

		2,428,877

Total Financials		587,937,105

Health Care (13.0%)
Biotechnology (1.5%)
AbbVie, Inc.	32,129	5,120,399
Amgen, Inc.	55,779	13,484,573
Biogen, Inc.*	16,925	4,705,658
BioMarin Pharmaceutical, Inc.*	19,229	1,869,828
Exact Sciences Corp.*	14,917	1,011,522
Exelixis, Inc.*	4,411	85,617
Gilead Sciences, Inc.	164,972	13,687,727
Horizon Therapeutics plc*	1,615	176,261
Incyte Corp.*	2,567	185,517
Ionis Pharmaceuticals, Inc.*	1,192	42,602
Mirati Therapeutics, Inc.*	4,649	172,850
Moderna, Inc.*	34,498	5,298,203
Natera, Inc.*	722	40,085
Regeneron Pharmaceuticals, Inc.*	9,233	7,586,479
Ultragenyx Pharmaceutical, Inc.*	1,537	61,634
United Therapeutics Corp.*	4,647	1,040,742
Vertex Pharmaceuticals, Inc.*	1,494	470,715

		55,040,412

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	207,289	20,990,084
Alcon, Inc.	104,627	7,380,389
Align Technology, Inc.*	2,044	682,982
Baxter International, Inc.	44,282	1,796,078
Becton Dickinson & Co.	29,615	7,330,897
Boston Scientific Corp.*	246,096	12,312,183
Cooper Cos., Inc. (The)	5,062	1,889,948
Dentsply Sirona, Inc.	22,325	876,926
Enovis Corp.*	5,274	282,106
Envista Holdings Corp.*	16,956	693,161
GE HealthCare Technologies, Inc.*	36,621	3,004,021
Globus Medical, Inc., Class A*	7,424	420,495
Hologic, Inc.*	44,960	3,628,272
ICU Medical, Inc.*	1,710	282,082
Integra LifeSciences Holdings Corp.*	7,545	433,158
Intuitive Surgical, Inc.*	2,903	741,629
Masimo Corp.*	1,161	214,251
Medtronic plc	324,878	26,191,664
QuidelOrtho Corp.*	5,079	452,488
STERIS plc	10,399	1,989,121
Stryker Corp.	17,040	4,864,409
Tandem Diabetes Care, Inc.*	432	17,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teleflex, Inc.	4,889	$1,238,433
Zimmer Biomet Holdings, Inc.	40,119	5,183,375

		102,895,696

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	9,277	670,263
agilon health, Inc.(x)*	1,300	30,875
Amedisys, Inc.*	3,331	244,995
Cardinal Health, Inc.	47,332	3,573,566
Centene Corp.*	109,839	6,942,923
Chemed Corp.	980	526,995
Cigna Group (The)	68,264	17,443,500
CVS Health Corp.	146,970	10,921,341
DaVita, Inc.*	5,338	432,965
Elevance Health, Inc.	21,141	9,720,843
Encompass Health Corp.	10,203	551,982
Enhabit, Inc.*	5,101	70,955
HCA Healthcare, Inc.	27,399	7,224,568
Henry Schein, Inc.*	14,086	1,148,573
Humana, Inc.	3,876	1,881,643
Laboratory Corp. of America Holdings	9,228	2,117,088
McKesson Corp.	31,337	11,157,539
Molina Healthcare, Inc.*	1,337	357,634
Oak Street Health, Inc.(x)*	12,136	469,421
Premier, Inc., Class A	12,265	397,018
Quest Diagnostics, Inc.	11,828	1,673,425
Tenet Healthcare Corp.*	11,074	658,017
UnitedHealth Group, Inc.	25,632	12,113,427
Universal Health Services, Inc., Class B	6,464	821,574

		91,151,130

Health Care Technology (0.0%)†
Certara, Inc.*	4,286	103,335
Definitive Healthcare Corp.*	1,747	18,047
Doximity, Inc., Class A*	6,219	201,371
Teladoc Health, Inc.*	15,125	391,738

		714,491

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A*	997	55,623
Agilent Technologies, Inc.	3,145	435,079
Avantor, Inc.*	4,512	95,384
Azenta, Inc.*	7,716	344,288
Bio-Rad Laboratories, Inc., Class A*	2,228	1,067,256
Charles River Laboratories International, Inc.*	352	71,041
Danaher Corp.	117,094	29,512,372
Illumina, Inc.*	16,383	3,809,867
PerkinElmer, Inc.	13,143	1,751,436
QIAGEN NV*	23,634	1,085,509
Repligen Corp.*	1,659	279,309
Syneos Health, Inc.*	8,807	313,705
Thermo Fisher Scientific, Inc.	57,245	32,994,301

		71,815,170

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	257,891	17,874,425
Catalent, Inc.*	12,697	834,320
Elanco Animal Health, Inc.*	46,392	436,085
Eli Lilly and Co.	16,348	5,614,230
Jazz Pharmaceuticals plc*	6,414	938,561
Johnson & Johnson#	353,271	54,757,005
Merck & Co., Inc.	353,664	37,626,313
Organon & Co.	26,475	622,692
Perrigo Co. plc	13,991	501,857
Pfizer, Inc.#	857,584	34,989,427
Roche Holding AG	4,345	1,243,484
Roche Holding AG (ADR)	59,736	2,142,133
Royalty Pharma plc, Class A	38,755	1,396,343
Viatris, Inc.	126,263	1,214,650

		160,191,525

Total Health Care		481,808,424

Industrials (9.4%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	1,591	357,736
Boeing Co. (The)*	39,382	8,365,918
BWX Technologies, Inc.	5,802	365,758
Curtiss-Wright Corp.	3,989	703,101
General Dynamics Corp.	98,027	22,370,742
HEICO Corp.	295	50,457
HEICO Corp., Class A	518	70,396
Hexcel Corp.	8,730	595,822
Howmet Aerospace, Inc.	34,879	1,477,823
Huntington Ingalls Industries, Inc.	3,198	662,050
L3Harris Technologies, Inc.	19,807	3,886,926
Lockheed Martin Corp.	2,604	1,230,989
Mercury Systems, Inc.*	5,125	261,990
Northrop Grumman Corp.	32,787	15,138,414
Raytheon Technologies Corp.	179,245	17,553,463
Spirit AeroSystems Holdings, Inc., Class A	27,837	961,212
Textron, Inc.	21,728	1,534,649
TransDigm Group, Inc.	3,281	2,418,261
Woodward, Inc.	6,132	597,073

		78,602,780

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	20,116	1,998,927
Expeditors International of Washington, Inc.	11,422	1,257,791
FedEx Corp.	25,036	5,720,476
GXO Logistics, Inc.*	9,805	494,760
United Parcel Service, Inc., Class B	8,281	1,606,431

		11,078,385

Building Products (0.7%)
A O Smith Corp.	9,893	684,101
Allegion plc	1,899	202,680
Armstrong World Industries, Inc.	1,991	141,839
AZEK Co., Inc. (The)*	11,589	272,805
Builders FirstSource, Inc.*	37,806	3,356,417
Carlisle Cos., Inc.	841	190,125
Carrier Global Corp.	87,105	3,985,054
Fortune Brands Innovations, Inc.	8,810	517,411
Hayward Holdings, Inc.*	7,016	82,228
Johnson Controls International plc	139,809	8,419,298
Lennox International, Inc.	3,328	836,260
Masco Corp.	54,484	2,708,944
Masterbrand, Inc.*	8,810	70,832
Owens Corning	9,719	931,080
Trane Technologies plc	25,650	4,719,087

		27,118,161

Commercial Services & Supplies (0.2%)
Cintas Corp.	604	279,459
Clean Harbors, Inc.*	5,311	757,136
Driven Brands Holdings, Inc.*	6,104	185,012
MSA Safety, Inc.	2,362	315,327
Republic Services, Inc.	20,117	2,720,221
Ritchie Bros Auctioneers, Inc.	1,252	70,475
Rollins, Inc.	1,786	67,029
Stericycle, Inc.*	9,549	416,432
Tetra Tech, Inc.	3,227	474,078
Waste Management, Inc.	2,695	439,743

		5,724,912

Construction & Engineering (0.1%)
AECOM	12,883	1,086,295
MasTec, Inc.*	6,351	599,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MDU Resources Group, Inc.	21,044	$641,421
Quanta Services, Inc.	6,732	1,121,820
Valmont Industries, Inc.	1,885	601,843
WillScot Mobile Mini Holdings Corp.*	9,917	464,909

		4,516,076

Electrical Equipment (1.0%)
Acuity Brands, Inc.	7,661	1,399,895
AMETEK, Inc.	24,013	3,489,809
Eaton Corp. plc	111,929	19,177,915
Emerson Electric Co.	48,276	4,206,771
Hubbell, Inc.	5,579	1,357,426
nVent Electric plc	17,210	738,997
Plug Power, Inc.(x)*	27,220	319,018
Regal Rexnord Corp.	27,715	3,900,332
Rockwell Automation, Inc.	3,890	1,141,521
Sensata Technologies Holding plc	32,743	1,637,805
Sunrun, Inc.*	21,699	437,235
Vertiv Holdings Co.	26,630	381,075

		38,187,799

Ground Transportation (0.7%)
Avis Budget Group, Inc.*	2,661	518,363
Canadian National Railway Co.	17,101	2,017,405
CSX Corp.	208,959	6,256,232
Hertz Global Holdings, Inc.*	19,669	320,408
JB Hunt Transport Services, Inc.	936	164,231
Knight-Swift Transportation Holdings, Inc.	16,254	919,651
Landstar System, Inc.	405	72,600
Lyft, Inc., Class A*	49,121	455,352
Norfolk Southern Corp.	24,092	5,107,504
RXO, Inc.*	9,854	193,533
Ryder System, Inc.	5,061	451,644
Schneider National, Inc., Class B	5,627	150,522
Uber Technologies, Inc.*	26,820	850,194
U-Haul Holding Co.(x)	937	55,892
U-Haul Holding Co. (New York stock exchange)	8,437	437,458
Union Pacific Corp.	43,558	8,766,483
XPO, Inc.*	9,854	314,343

		27,051,815

Industrial Conglomerates (1.2%)
3M Co.	57,498	6,043,615
General Electric Co.	125,535	12,001,146
Honeywell International, Inc.	129,000	24,654,480

		42,699,241

Machinery (2.2%)
AGCO Corp.	5,613	758,878
Allison Transmission Holdings, Inc.	2,006	90,751
Caterpillar, Inc.	7,002	1,602,338
Crane Holdings Co.	4,901	556,264
Cummins, Inc.	14,689	3,508,908
Donaldson Co., Inc.	10,692	698,615
Dover Corp.	14,597	2,217,868
Esab Corp.	5,281	311,949
Flowserve Corp.	13,565	461,210
Fortive Corp.	36,900	2,515,473
Gates Industrial Corp. plc*	11,242	156,151
Graco, Inc.	5,491	400,898
IDEX Corp.	6,507	1,503,312
Illinois Tool Works, Inc.	29,913	7,282,320
Ingersoll Rand, Inc.	42,331	2,462,818
ITT, Inc.	8,697	750,551
Middleby Corp. (The)*	5,186	760,319
Nordson Corp.	4,565	1,014,617
Oshkosh Corp.	66,921	5,566,489
Otis Worldwide Corp.	53,600	4,523,840
PACCAR, Inc.	163,145	11,942,214
Parker-Hannifin Corp.	43,311	14,557,260
Pentair plc	17,143	947,494
Snap-on, Inc.	5,479	1,352,710
Stanley Black & Decker, Inc.	15,386	1,239,804
Timken Co. (The)	6,371	520,638
Westinghouse Air Brake Technologies Corp.#	18,863	1,906,295
Xylem, Inc.	98,846	10,349,176

		79,959,160

Marine Transportation (0.0%)†
Kirby Corp.*	6,219	433,464

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	12,889	540,822
American Airlines Group, Inc.*	67,294	992,587
Copa Holdings SA, Class A*	2,989	276,034
JetBlue Airways Corp.*	33,415	243,261
Southwest Airlines Co.	92,750	3,018,085
United Airlines Holdings, Inc.*	33,988	1,503,969

		6,574,758

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,571	795,012
Broadridge Financial Solutions, Inc.	1,119	164,012
CACI International, Inc., Class A*	2,414	715,220
Clarivate plc*	49,180	461,800
Concentrix Corp.	4,429	538,345
CoStar Group, Inc.*	36,022	2,480,115
Dun & Bradstreet Holdings, Inc.	26,194	307,517
Equifax, Inc.	25,504	5,173,231
FTI Consulting, Inc.*	2,036	401,805
Genpact Ltd.	8,878	410,341
Jacobs Solutions, Inc.	13,318	1,564,998
KBR, Inc.	4,998	275,140
Leidos Holdings, Inc.	14,193	1,306,608
ManpowerGroup, Inc.	5,235	432,044
Robert Half International, Inc.	60,004	4,834,522
Science Applications International Corp.	5,727	615,423
SS&C Technologies Holdings, Inc.	22,989	1,298,189
TransUnion	5,354	332,698

		22,107,020

Trading Companies & Distributors (0.1%)
Air Lease Corp.	10,823	426,101
Core & Main, Inc., Class A(x)*	4,886	112,867
MSC Industrial Direct Co., Inc., Class A	4,814	404,376
SiteOne Landscape Supply, Inc.*	1,817	248,693
United Rentals, Inc.	3,937	1,558,107
Univar Solutions, Inc.*	16,751	586,788
Watsco, Inc.	1,617	514,465
WESCO International, Inc.	2,186	337,824

		4,189,221

Total Industrials		348,242,792

Information Technology (9.4%)
Communications Equipment (0.8%)
Ciena Corp.*	15,351	806,234
Cisco Systems, Inc.	428,666	22,408,515
F5, Inc.*	6,203	903,715
Juniper Networks, Inc.	33,297	1,146,083
Lumentum Holdings, Inc.(x)*	7,096	383,255
Motorola Solutions, Inc.	17,160	4,909,991
Ubiquiti, Inc.(x)	307	83,409
Viasat, Inc.*	7,485	253,292

		30,894,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	15,015	$1,227,026
Arrow Electronics, Inc.*	22,847	2,852,905
Avnet, Inc.	9,474	428,225
Cognex Corp.	1,249	61,888
Coherent Corp.*	10,409	396,375
Corning, Inc.	74,046	2,612,343
IPG Photonics Corp.*	3,397	418,884
Jabil, Inc.	2,520	222,163
Keysight Technologies, Inc.*	1,382	223,165
Littelfuse, Inc.	2,518	675,051
National Instruments Corp.	11,853	621,216
TD SYNNEX Corp.	4,440	429,747
Teledyne Technologies, Inc.*	4,826	2,158,959
Trimble, Inc.*	25,653	1,344,730
Vontier Corp.	6,200	169,508
Zebra Technologies Corp., Class A*	3,172	1,008,696

		14,850,881

IT Services (0.7%)
Accenture plc, Class A	25,272	7,222,990
Akamai Technologies, Inc.*	16,141	1,263,840
Amdocs Ltd.	12,586	1,208,634
Cognizant Technology Solutions Corp., Class A	53,488	3,259,024
DXC Technology Co.*	23,966	612,571
GoDaddy, Inc., Class A*	14,054	1,092,277
International Business Machines Corp.	31,165	4,085,420
Kyndryl Holdings, Inc.*	21,292	314,270
Okta, Inc.*	13,618	1,174,416
Snowflake, Inc., Class A*	2,046	315,677
Twilio, Inc., Class A*	11,289	752,186
VeriSign, Inc.*	12,383	2,616,900
Wix.com Ltd.*	1,275	127,245

		24,045,450

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	35,717	3,500,623
Analog Devices, Inc.	59,644	11,762,990
Applied Materials, Inc.	26,211	3,219,497
Broadcom, Inc.	3,206	2,056,777
Cirrus Logic, Inc.*	5,708	624,341
First Solar, Inc.*	11,069	2,407,508
GLOBALFOUNDRIES, Inc.(x)*	5,007	361,405
Intel Corp.	486,981	15,909,669
KLA Corp.	18,722	7,473,261
Lam Research Corp.	13,983	7,412,668
Marvell Technology, Inc.	88,451	3,829,928
Microchip Technology, Inc.	142,430	11,932,786
Micron Technology, Inc.	101,310	6,113,045
MKS Instruments, Inc.	5,970	529,062
NVIDIA Corp.	11,521	3,200,188
NXP Semiconductors NV	55,318	10,315,424
ON Semiconductor Corp.*	17,001	1,399,522
Qorvo, Inc.*	22,172	2,252,010
QUALCOMM, Inc.	70,935	9,049,887
Skyworks Solutions, Inc.	16,757	1,976,991
Teradyne, Inc.	1,518	163,200
Texas Instruments, Inc.	81,524	15,164,279
Wolfspeed, Inc.*	12,830	833,309

		121,488,370

Software (3.2%)
Adobe, Inc.*	30,468	11,741,453
ANSYS, Inc.*	37,815	12,584,832
Autodesk, Inc.*	42,213	8,787,058
BILL Holdings, Inc.*	10,303	835,985
Black Knight, Inc.*	14,605	840,664
CCC Intelligent Solutions Holdings, Inc.*	10,895	97,728
Ceridian HCM Holding, Inc.*	11,549	845,618
Dolby Laboratories, Inc., Class A	6,357	543,015
DoubleVerify Holdings, Inc.*	993	29,939
Dropbox, Inc., Class A*	1,900	41,078
Gen Digital, Inc.	152,695	2,620,246
Guidewire Software, Inc.*	8,539	700,625
Informatica, Inc., Class A*	3,175	52,070
Jamf Holding Corp.*	979	19,012
Manhattan Associates, Inc.*	2,476	383,409
Microsoft Corp.	138,078	39,807,887
nCino, Inc.*	5,818	144,170
NCR Corp.*	12,555	296,173
Nutanix, Inc., Class A*	11,461	297,871
Oracle Corp.	150,496	13,984,088
Paycor HCM, Inc.*	5,705	151,297
Procore Technologies, Inc.*	2,074	129,895
Roper Technologies, Inc.	11,008	4,851,116
Salesforce, Inc.*	78,904	15,763,441
SentinelOne, Inc., Class A*	5,909	96,671
Teradata Corp.*	4,883	196,687
Tyler Technologies, Inc.*	545	193,279
UiPath, Inc., Class A*	35,661	626,207
Unity Software, Inc.(x)*	8,454	274,248
VMware, Inc., Class A*	11,305	1,411,429
Zoom Video Communications, Inc., Class A*	13,053	963,834

		119,311,025

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	175,028	28,862,117
Dell Technologies, Inc., Class C	22,298	896,603
Hewlett Packard Enterprise Co.	133,950	2,133,823
HP, Inc.	56,745	1,665,466
Western Digital Corp.*	65,192	2,455,783

		36,013,792

Total Information Technology		346,604,012

Materials (4.0%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	23,092	6,632,253
Albemarle Corp.	5,915	1,307,452
Ashland, Inc.	5,277	542,001
Axalta Coating Systems Ltd.*	17,414	527,470
Celanese Corp.	11,284	1,228,715
Chemours Co. (The)	6,197	185,538
Corteva, Inc.	325,699	19,642,907
Dow, Inc.	73,411	4,024,391
DuPont de Nemours, Inc.	129,198	9,272,540
Eastman Chemical Co.	12,461	1,050,961
Ecolab, Inc.	47,809	7,913,824
Element Solutions, Inc.	23,488	453,553
FMC Corp.	8,636	1,054,715
Ginkgo Bioworks Holdings, Inc.(x)*	73,693	98,012
Huntsman Corp.	18,993	519,648
International Flavors & Fragrances, Inc.	40,659	3,739,002
Linde plc	40,713	14,471,029
LyondellBasell Industries NV, Class A	107,529	10,095,898
Mosaic Co. (The)	31,078	1,425,859
NewMarket Corp.	607	221,543
Olin Corp.	13,149	729,769
PPG Industries, Inc.	38,642	5,161,798
RPM International, Inc.	99,969	8,721,295
Scotts Miracle-Gro Co. (The)(x)	2,767	192,970
Sherwin-Williams Co. (The)	17,474	3,927,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Westlake Corp.	3,438	$398,739

		103,539,513

Construction Materials (0.3%)
Eagle Materials, Inc.	647	94,947
Martin Marietta Materials, Inc.	32,322	11,476,250
Vulcan Materials Co.	7,064	1,211,900

		12,783,097

Containers & Packaging (0.3%)
Amcor plc	156,301	1,778,705
AptarGroup, Inc.	6,822	806,292
Ardagh Metal Packaging SA(x)	10,456	42,660
Avery Dennison Corp.	3,266	584,385
Ball Corp.	19,345	1,066,103
Berry Global Group, Inc.	6,745	397,281
Crown Holdings, Inc.	1,427	118,027
Graphic Packaging Holding Co.	7,297	186,001
International Paper Co.	37,008	1,334,508
Packaging Corp. of America	9,508	1,319,996
Silgan Holdings, Inc.	8,761	470,203
Sonoco Products Co.	10,138	618,418
Westrock Co.	26,406	804,591

		9,527,170

Metals & Mining (0.6%)
Alcoa Corp.	18,419	783,913
ATI, Inc.*	60,097	2,371,428
Cleveland-Cliffs, Inc.*	53,241	975,907
Freeport-McMoRan, Inc.	148,642	6,080,944
Newmont Corp.	82,837	4,060,670
Nucor Corp.	26,723	4,127,902
Reliance Steel & Aluminum Co.	6,084	1,562,006
Royal Gold, Inc.	6,384	828,069
Southern Copper Corp.	3,043	232,029
SSR Mining, Inc.(x)	21,462	324,505
Steel Dynamics, Inc.	17,347	1,961,252
United States Steel Corp.	24,184	631,202

		23,939,827

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,686	362,448

Total Materials		150,152,055

Real Estate (3.0%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	21,485	1,664,013

Health Care REITs (0.2%)
Healthcare Realty Trust, Inc. (REIT)	39,502	763,574
Healthpeak Properties, Inc. (REIT)	56,188	1,234,450
Medical Properties Trust, Inc. (REIT)(x)	61,876	508,621
Omega Healthcare Investors, Inc. (REIT)	24,484	671,107
Ventas, Inc. (REIT)	41,604	1,803,533
Welltower, Inc. (REIT)	49,302	3,534,460

		8,515,745

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	73,761	1,216,319
Park Hotels & Resorts, Inc. (REIT)	23,221	287,011

		1,503,330

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	28,003	796,685
EastGroup Properties, Inc. (REIT)	4,286	708,562
First Industrial Realty Trust, Inc. (REIT)	13,725	730,170
Prologis, Inc. (REIT)	158,127	19,729,506
Rexford Industrial Realty, Inc. (REIT)	19,136	1,141,462

		23,106,385

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	16,882	2,120,210
Boston Properties, Inc. (REIT)	16,330	883,780
Cousins Properties, Inc. (REIT)	15,734	336,393
Douglas Emmett, Inc. (REIT)(x)	17,609	217,119
Highwoods Properties, Inc. (REIT)	10,823	250,985
Hudson Pacific Properties, Inc. (REIT)	14,333	95,315
JBG SMITH Properties (REIT)	11,131	167,633
Kilroy Realty Corp. (REIT)	12,108	392,299
SL Green Realty Corp. (REIT)(x)	6,669	156,855
Vornado Realty Trust (REIT)	18,382	282,531

		4,903,120

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,818	1,224,518
Howard Hughes Corp. (The)*	3,816	305,280
Jones Lang LaSalle, Inc.*	4,973	723,522
Opendoor Technologies, Inc.(x)*	35,302	62,131
WeWork, Inc.(x)*	22,256	17,300
Zillow Group, Inc., Class A*	5,512	240,875
Zillow Group, Inc., Class C*	15,443	686,750

		3,260,376

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	32,069	1,008,570
Apartment Income REIT Corp. (REIT)	14,334	513,301
AvalonBay Communities, Inc. (REIT)	14,556	2,446,281
Camden Property Trust (REIT)	9,894	1,037,287
Equity LifeStyle Properties, Inc. (REIT)	85,290	5,725,518
Equity Residential (REIT)	38,592	2,315,520
Essex Property Trust, Inc. (REIT)	6,772	1,416,296
Invitation Homes, Inc. (REIT)	63,593	1,986,009
Mid-America Apartment Communities, Inc. (REIT)	11,963	1,806,892
Sun Communities, Inc. (REIT)	18,594	2,619,523
UDR, Inc. (REIT)	33,736	1,385,200

		22,260,397

Retail REITs (0.3%)
Brixmor Property Group, Inc. (REIT)	31,075	668,734
Federal Realty Investment Trust (REIT)	8,362	826,416
Kimco Realty Corp. (REIT)	62,932	1,229,062
National Retail Properties, Inc. (REIT)	18,572	819,954
Realty Income Corp. (REIT)	65,409	4,141,698
Regency Centers Corp. (REIT)	17,854	1,092,308
Simon Property Group, Inc. (REIT)	17,509	1,960,483
Spirit Realty Capital, Inc. (REIT)	14,498	577,600

		11,316,255

Specialized REITs (1.0%)
American Tower Corp. (REIT)	11,276	2,304,138
Crown Castle, Inc. (REIT)	54,479	7,291,469
CubeSmart (REIT)(x)	61,316	2,834,025
Digital Realty Trust, Inc. (REIT)	29,899	2,939,371
EPR Properties (REIT)	7,713	293,865
Equinix, Inc. (REIT)	2,369	1,708,144
Extra Space Storage, Inc. (REIT)	12,164	1,981,881
Gaming and Leisure Properties, Inc. (REIT)	25,439	1,324,354
Iron Mountain, Inc. (REIT)	7,550	399,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lamar Advertising Co. (REIT), Class A	1,081	$107,981
Life Storage, Inc. (REIT)	8,765	1,149,004
National Storage Affiliates Trust (REIT)	8,845	369,544
Public Storage (REIT)	8,302	2,508,366
Rayonier, Inc. (REIT)	15,180	504,887
SBA Communications Corp. (REIT)	8,580	2,239,981
VICI Properties, Inc. (REIT)	166,796	5,440,886
Weyerhaeuser Co. (REIT)	76,687	2,310,579

		35,707,945

Total Real Estate		112,237,566

Utilities (4.3%)
Electric Utilities (2.8%)
Alliant Energy Corp.	26,120	1,394,808
American Electric Power Co., Inc.	121,178	11,025,986
Avangrid, Inc.(x)	7,384	294,474
Constellation Energy Corp.	34,033	2,671,591
Duke Energy Corp.	156,141	15,062,922
Edison International	39,184	2,765,999
Entergy Corp.	21,156	2,279,347
Evergy, Inc.	23,165	1,415,845
Eversource Energy	35,916	2,810,786
Exelon Corp.	166,433	6,971,878
FirstEnergy Corp.	56,592	2,267,076
Hawaiian Electric Industries, Inc.	11,333	435,187
IDACORP, Inc.	5,243	567,974
NextEra Energy, Inc.	207,154	15,967,430
NRG Energy, Inc.	67,030	2,298,459
OGE Energy Corp.	20,805	783,516
PG&E Corp.*	171,585	2,774,530
Pinnacle West Capital Corp.	11,762	932,021
PPL Corp.	76,804	2,134,383
Southern Co. (The)	217,205	15,113,124
Xcel Energy, Inc.	221,058	14,908,152

		104,875,488

Gas Utilities (0.3%)
Atmos Energy Corp.(x)	94,825	10,654,537
National Fuel Gas Co.	8,392	484,554
UGI Corp.	21,812	758,185

		11,897,276

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	57,007	1,372,728
Brookfield Renewable Corp.	13,304	464,975
Vistra Corp.	17,315	415,560

		2,253,263

Multi-Utilities (1.0%)
Ameren Corp.	50,748	4,384,120
CenterPoint Energy, Inc.	65,663	1,934,432
CMS Energy Corp.	30,171	1,851,896
Consolidated Edison, Inc.	36,987	3,538,546
Dominion Energy, Inc.	179,049	10,010,629
DTE Energy Co.	20,105	2,202,302
NiSource, Inc.	42,309	1,182,960
Public Service Enterprise Group, Inc.	51,896	3,240,905
Sempra Energy	32,804	4,958,653
WEC Energy Group, Inc.	32,891	3,117,738

		36,422,181

Water Utilities (0.1%)
American Water Works Co., Inc.	18,961	2,777,597
Essential Utilities, Inc.	24,111	1,052,445

		3,830,042

Total Utilities		159,278,250

Total Common Stocks (82.0%) (Cost $2,060,137,225)		3,036,802,809

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	326,397
iShares Morningstar Growth ETF	74,900	4,146,374
iShares Morningstar U.S. Equity ETF	5,416	305,517
iShares Morningstar Value ETF(x)‡	1,045,410	66,801,699
iShares Russell 1000 ETF(x)	1,631	367,350
iShares Russell 1000 Value ETF	455,188	69,306,925
iShares S&P 500 Value ETF(x)	177,691	26,966,386
SPDR Portfolio S&P 500 Growth ETF	77,500	4,290,400
SPDR Portfolio S&P 500 Value ETF(x)	946,500	38,541,480
Vanguard Growth ETF	10,990	2,741,346
Vanguard Large-Cap ETF	1,464	273,490
Vanguard Russell 1000 Growth ETF(x)	65,300	4,106,717
Vanguard Russell 1000 Value(x)	699,000	46,700,190
Vanguard Value ETF	487,201	67,287,330

Total Exchange Traded Funds (9.0%) (Cost $249,876,227)		332,161,601

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	67,284,396	67,304,581

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $11,278,877, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23- 11/15/52; total market value $11,499,854.(xx)	$11,274,367	11,274,367
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $3,061,633.(xx)	3,000,000	3,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $5,203,575, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $5,735,351.(xx)	5,200,000	5,200,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $5,001,996, collateralized by various U.S. Government Agency Securities,ranging from 0.375%-5.125%,maturing 2/15/24-5/15/48; total market value $5,102,037.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $2,001,607, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $2,040,000.(xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		26,474,367

Total Short-Term Investments (2.5%) (Cost $93,765,377)		93,778,948

Total Investments in Securities (93.5%) (Cost $2,403,778,829)		3,462,743,358
Other Assets Less Liabilities (6.5%)		238,838,565

Net Assets (100%)		$3,701,581,923

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,145,865.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $30,432,885. This was collateralized by $4,157,155 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $26,474,367 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	38,404	1,139,935	—	(40,184)	6,918	(131,591)	975,078	7,681	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF(x)	1,045,410	71,406,272	—	(5,488,727)	37,470	846,684	66,801,699	381,117	—

Total		72,546,207	—	(5,528,911)	44,388	715,093	67,776,777	388,798	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,079	6/2023	USD	223,231,613	13,331,694
S&P Midcap 400 E-Mini Index	361	6/2023	USD	91,322,170	3,726,931

					17,058,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$225,462,548	$—	$—	$225,462,548
Consumer Discretionary	195,737,582	—	—	195,737,582
Consumer Staples	214,116,962	13,999,523	—	228,116,485
Energy	201,225,990	—	—	201,225,990
Financials	587,937,105	—	—	587,937,105
Health Care	480,564,940	1,243,484	—	481,808,424
Industrials	348,242,792	—	—	348,242,792
Information Technology	346,604,012	—	—	346,604,012
Materials	150,152,055	—	—	150,152,055
Real Estate	112,237,566	—	—	112,237,566
Utilities	159,278,250	—	—	159,278,250
Exchange Traded Funds	332,161,601	—	—	332,161,601
Futures	17,058,625	—	—	17,058,625
Short-Term Investments
Investment Company	67,304,581	—	—	67,304,581
Repurchase Agreements	—	26,474,367	—	26,474,367

Total Assets	$3,438,084,609	$41,717,374	$—	$3,479,801,983

Total Liabilities	$—	$—	$—	$—

Total	$3,438,084,609	$41,717,374	$—	$3,479,801,983

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,148,471,175
Aggregate gross unrealized depreciation	(148,283,185)

Net unrealized appreciation	$1,000,187,990

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,479,613,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (10.3%)
Banco do Brasil SA	952,700	$7,357,018
BB Seguridade Participacoes SA	1,435,400	9,204,096
CCR SA	2,252,610	5,653,247
Engie Brasil Energia SA	413,400	3,267,430
Petroleo Brasileiro SA (ADR)	710,430	7,409,785
Vale SA (ADR)	212,175	3,348,121
Vibra Energia SA	1,066,300	3,056,820

		39,296,517

Chile (0.8%)
Sociedad Quimica y Minera de Chile SA (ADR)	37,871	3,069,823

China (23.9%)
A-Living Smart City Services Co. Ltd., Class H(m)	1,755,500	1,533,941
Anhui Conch Cement Co. Ltd., Class H	1,353,374	4,707,479
China Construction Bank Corp., Class H	19,697,574	12,741,439
China Medical System Holdings Ltd.	2,170,000	3,438,084
China Merchants Bank Co. Ltd., Class H	902,781	4,599,819
China Shenhua Energy Co. Ltd., Class H	913,554	2,881,298
China Vanke Co. Ltd., Class H	2,538,389	4,009,822
ENN Natural Gas Co. Ltd., Class A	1,325,596	4,026,209
Gree Electric Appliances, Inc. of Zhuhai, Class A	999,399	5,336,647
Hengan International Group Co. Ltd.	1,255,473	5,801,364
Huayu Automotive Systems Co. Ltd., Class A	1,755,496	4,286,405
Lenovo Group Ltd.	7,596,000	8,228,412
Midea Group Co. Ltd., Class A	425,900	3,344,357
Ping An Insurance Group Co. of China Ltd., Class H	1,247,500	8,085,496
Sinopharm Group Co. Ltd., Class H	2,618,631	7,914,019
Tingyi Cayman Islands Holding Corp.	3,036,000	5,073,329
Weichai Power Co. Ltd., Class H	3,531,906	5,696,455

		91,704,575

Czech Republic (0.5%)
CEZ A/S	38,094	1,850,645

Egypt (0.8%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)(x)	2,386,964	3,079,612

Greece (1.2%)
OPAP SA	287,640	4,621,620

Hong Kong (1.3%)
ASMPT Ltd.	488,812	4,838,579

Hungary (2.3%)
MOL Hungarian Oil & Gas plc	366,454	2,681,887
OTP Bank Nyrt.	216,665	6,175,995

		8,857,882

India (5.8%)
Axis Bank Ltd.	314,769	3,293,684
Bajaj Auto Ltd.	67,037	3,173,404
Bharat Petroleum Corp. Ltd.	704,997	2,955,583
Indus Towers Ltd.	2,103,827	3,664,108
Petronet LNG Ltd.	1,468,577	4,091,294
UPL Ltd.	568,986	4,976,530

		22,154,603

Indonesia (4.5%)
Astra International Tbk. PT	8,343,196	3,349,289
Bank Mandiri Persero Tbk. PT	9,116,628	6,267,756
Telkom Indonesia Persero Tbk. PT (ADR)	156,420	4,265,574
United Tractors Tbk. PT	1,778,200	3,454,210

		17,336,829

Mexico (5.1%)
America Movil SAB de CV (ADR)*	182,923	3,850,529
Grupo Financiero Banorte SAB de CV, Class O	522,347	4,397,918
Grupo Mexico SAB de CV	650,654	3,077,789
Kimberly-Clark de Mexico SAB de CV, Class A	2,423,072	5,108,352
Ternium SA (ADR)	71,995	2,970,514

		19,405,102

Portugal (2.2%)
Galp Energia SGPS SA, Class B	734,350	8,331,862

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (7.3%)
Anglo American plc	89,312	2,956,006
Bidvest Group Ltd. (The)	256,580	3,659,355
Life Healthcare Group Holdings Ltd.(x)	2,917,438	3,164,021
Nedbank Group Ltd.	570,065	6,944,643
Sanlam Ltd.(x)	1,105,003	3,497,617
Standard Bank Group Ltd.	502,994	4,882,930
Vodacom Group Ltd.	441,717	3,029,012

		28,133,584

South Korea (13.4%)
Coway Co. Ltd.	87,437	3,534,738
Doosan Bobcat, Inc.	25,713	868,150
Hyundai Mobis Co. Ltd.	24,668	4,114,976
KB Financial Group, Inc.	171,875	6,312,965
Kia Corp.	46,306	2,900,412
KT Corp.	120,541	2,732,866
KT&G Corp.	47,437	3,060,780
Samsung Electronics Co. Ltd.	244,915	12,144,922
Shinhan Financial Group Co. Ltd.	201,818	5,495,333
SK Hynix, Inc.	144,554	9,970,014

		51,135,156

Taiwan (13.7%)
ASE Technology Holding Co. Ltd.	2,565,000	9,491,823
Globalwafers Co. Ltd.	201,000	3,453,585
Hon Hai Precision Industry Co. Ltd.	1,049,000	3,598,468
MediaTek, Inc.	282,000	7,361,204
Novatek Microelectronics Corp.	332,000	4,724,044
Quanta Computer, Inc.	2,329,000	6,846,381
Taiwan Semiconductor Manufacturing Co. Ltd.	770,429	13,648,821
Wiwynn Corp.	93,000	3,457,434

		52,581,760

Thailand (1.5%)
Kasikornbank PCL	724,767	2,815,427
PTT Exploration & Production PCL	679,000	2,999,500

		5,814,927

United Kingdom (1.6%)
Unilever plc	118,610	6,134,357

Total Common Stocks (96.2%) (Cost $392,397,379)		368,347,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	205,825	$205,887

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $141,119, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $143,884.(xx)	$141,063	141,063

Total Short-Term Investments (0.1%) (Cost $346,950)		346,950

Total Investments in Securities (96.3%) (Cost $392,744,329)		368,694,383
Other Assets Less Liabilities (3.7%)		14,262,480

Net Assets (100%)		$382,956,863

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $4,613,553 or 1.2% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $6,508,368. This was collateralized by $6,797,874 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $141,063 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

TWD — New Taiwan Dollar

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Financials	$95,151,748	24.8%
Information Technology	87,763,687	22.9
Consumer Discretionary	37,718,668	9.9
Energy	34,805,419	9.1
Consumer Staples	25,178,182	6.6
Materials	25,106,262	6.6
Communication Services	17,542,089	4.6
Industrials	15,877,207	4.1
Health Care	14,516,124	3.8
Utilities	9,144,284	2.4
Real Estate	5,543,763	1.4
Investment Company	205,887	0.1
Repurchase Agreement	141,063	0.0 #
Cash and Other	14,262,480	3.7

		100.0%

#	Less than 0.05%

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	338,668	TWD	10,317,869	JPMorgan Chase Bank**	4/6/2023	(280)

Net unrealized depreciation						(280)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$39,296,517	$—	$—		$39,296,517
Chile	3,069,823	—	—		3,069,823
China	—	91,704,575	—		91,704,575
Czech Republic	—	1,850,645	—		1,850,645
Egypt	—	3,079,612	—		3,079,612
Greece	—	4,621,620	—		4,621,620
Hong Kong	—	4,838,579	—		4,838,579
Hungary	—	8,857,882	—		8,857,882
India	—	22,154,603	—		22,154,603
Indonesia	4,265,574	13,071,255	—		17,336,829
Mexico	19,405,102	—	—		19,405,102
Portugal	—	8,331,862	—		8,331,862
Russia	—	—	—	(a)	— (a)
South Africa	—	28,133,584	—		28,133,584
South Korea	—	51,135,156	—		51,135,156
Taiwan	—	52,581,760	—		52,581,760
Thailand	—	5,814,927	—		5,814,927
United Kingdom	—	6,134,357	—		6,134,357
Short-Term Investments
Investment Company	205,887	—	—		205,887
Repurchase Agreement	—	141,063	—		141,063

Total Assets	$66,242,903	$302,451,480	$—		$368,694,383

Liabilities:
Forward Currency Contracts	$—	$(280)	$—		$(280)

Total Liabilities	$—	$(280)	$—		$(280)

Total	$66,242,903	$302,451,200	$—		$368,694,103

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,749,543
Aggregate gross unrealized depreciation	(58,887,493)

Net unrealized depreciation	$(24,137,950)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$392,832,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.0%)
American Airlines Pass-Through Trust,
Series 2021-1 A
2.875%, 7/11/34	$15,386,109	$12,617,443
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA
1.875%, 2/20/34	11,881,558	10,029,108

Total Asset-Backed Securities		22,646,551

Corporate Bonds (48.5%)
Communication Services (7.1%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.
3.500%, 6/1/41	15,543,000	12,194,102
4.300%, 12/15/42	12,705,000	10,953,790
4.750%, 5/15/46	6,700,000	5,959,213
4.550%, 3/9/49	7,826,000	6,741,240
3.650%, 6/1/51	7,010,000	5,247,126
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,113,356
Telefonica Emisiones SA
7.045%, 6/20/36	8,883,000	9,729,193
4.895%, 3/6/48	640,000	530,295
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,573,890
Verizon Communications, Inc.
3.400%, 3/22/41	3,712,000	2,934,926
3.700%, 3/22/61	5,355,000	3,962,939

		60,940,070

Entertainment (0.3%)
Activision Blizzard, Inc.
2.500%, 9/15/50	2,147,000	1,431,335
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	273,731
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	479,465
4.625%, 3/23/40	1,522,000	1,482,850
Warnermedia Holdings, Inc.
5.050%, 3/15/42§	3,210,000	2,666,719

		6,334,100

Media (2.5%)
Charter Communications Operating LLC
6.384%, 10/23/35	4,984,000	4,920,803
6.484%, 10/23/45	3,149,000	2,954,392
5.375%, 5/1/47	3,959,000	3,242,619
3.900%, 6/1/52	615,000	404,805
3.950%, 6/30/62	1,493,000	929,154
Comcast Corp.
3.250%, 11/1/39	6,253,000	5,060,837
3.750%, 4/1/40	210,000	180,143
4.049%, 11/1/52	225,000	186,745
2.937%, 11/1/56	40,000	26,475
2.650%, 8/15/62	5,108,000	3,101,389
2.987%, 11/1/63	289,000	185,237
Discovery Communications LLC
5.200%, 9/20/47	978,000	805,123
Fox Corp.
5.476%, 1/25/39	5,372,000	5,138,396
5.576%, 1/25/49	3,569,000	3,386,516
Grupo Televisa SAB
6.625%, 1/15/40	2,500,000	2,648,125
5.000%, 5/13/45	400,000	351,770
6.125%, 1/31/46	6,600,000	6,700,237
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	8,056,826
Paramount Global
6.875%, 4/30/36	4,187,000	4,261,542
5.900%, 10/15/40	1,328,000	1,176,601
4.375%, 3/15/43	678,000	478,721
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,648,956
4.500%, 9/15/42	1,041,000	792,815

		58,638,227

Wireless Telecommunication Services (1.6%)
America Movil SAB de CV
6.375%, 3/1/35	2,989,000	3,285,658
6.125%, 3/30/40	3,914,000	4,204,615
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	1,005,198
5.000%, 3/15/44	3,712,000	3,321,754
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	7,160,077
3.600%, 11/15/60	1,979,000	1,396,998
Vodafone Group plc
6.150%, 2/27/37	10,509,000	11,199,696
4.875%, 6/19/49	5,530,000	4,957,117

		36,531,113

Total Communication Services		162,443,510

Consumer Discretionary (1.9%)
Automobile Components (0.0%)†
Aptiv plc
5.400%, 3/15/49	428,000	382,267

Automobiles (0.3%)
General Motors Co.
6.600%, 4/1/36	3,313,000	3,405,129
5.150%, 4/1/38	1,991,000	1,783,782
5.200%, 4/1/45	1,110,000	931,109

		6,120,020

Broadline Retail (0.9%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	8,295,000	7,018,483
3.150%, 2/9/51	200,000	129,100
Amazon.com, Inc.
4.800%, 12/5/34	413,000	428,243
3.875%, 8/22/37	322,000	299,939
4.950%, 12/5/44	1,106,000	1,138,399
4.050%, 8/22/47	1,820,000	1,640,499
3.250%, 5/12/61	541,000	396,740
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,061,318
3.650%, 5/10/51	6,826,000	5,064,093

		20,176,814

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
4.875%, 12/9/45	1,896,000	1,813,417
4.450%, 3/1/47	30,000	27,299
4.450%, 9/1/48	430,000	393,952
3.625%, 9/1/49	67,000	53,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Starbucks Corp.
4.500%, 11/15/48	$251,000	$225,420

		2,513,278

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,239,076

Specialty Retail (0.4%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	413,445
5.950%, 4/1/41	199,000	222,383
4.250%, 4/1/46	1,522,000	1,373,158
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	99,788
3.000%, 10/15/50	394,000	259,859
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,489,850

		9,858,483

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,319,980

Total Consumer Discretionary		42,609,918

Consumer Staples (4.2%)
Beverages (1.5%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	362,585
4.900%, 2/1/46	3,472,000	3,368,711
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	168,319
4.350%, 6/1/40	13,250,000	12,223,185
5.550%, 1/23/49	4,035,000	4,341,279
5.800%, 1/23/59	819,000	891,516
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	601,917
2.750%, 6/1/60(x)	1,068,000	750,715
Diageo Capital plc
5.875%, 9/30/36	727,000	789,760
3.875%, 4/29/43	922,000	799,178
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,585,547
PepsiCo, Inc.
3.450%, 10/6/46	719,000	610,267

		34,492,979

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	133,526
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,890,188
Target Corp.
7.000%, 1/15/38	2,991,000	3,653,623
3.625%, 4/15/46	1,628,000	1,349,398
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50	3,966,000	2,941,790
Walmart, Inc.
5.250%, 9/1/35	469,000	511,574
4.050%, 6/29/48	1,209,000	1,114,325

		11,594,424

Food Products (1.0%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,846,527
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	10,536,309
General Mills, Inc.
5.400%, 6/15/40	147,000	150,507
4.700%, 4/17/48	390,000	373,603
JBS USA LUX SA
5.750%, 4/1/33§	2,130,000	2,034,774
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	691,888
Tyson Foods, Inc.
4.550%, 6/2/47(x)	3,434,000	2,961,055
5.100%, 9/28/48	3,472,000	3,271,030

		21,865,693

Household Products (0.4%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	3,527,973
3.700%, 8/1/47	4,854,000	4,355,290
Kimberly-Clark Corp.
6.625%, 8/1/37	2,025,000	2,464,026

		10,347,289

Tobacco (0.8%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	607,824
5.950%, 2/14/49	3,077,000	2,901,414
BAT Capital Corp.
4.390%, 8/15/37	7,830,000	6,376,484
Philip Morris International, Inc.
6.375%, 5/16/38	6,759,000	7,369,003
4.250%, 11/10/44	623,000	515,001

		17,769,726

Total Consumer Staples		96,070,111

Energy (3.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	1,496,000	1,205,544
Halliburton Co.
5.000%, 11/15/45	890,000	804,663
NOV, Inc.
3.950%, 12/1/42	357,000	262,857

		2,273,064

Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
2.939%, 6/4/51	2,365,000	1,633,719
Cenovus Energy, Inc.
6.800%, 9/15/37	9,509,000	9,748,086
5.400%, 6/15/47	477,000	442,038
Chevron Corp.
3.078%, 5/11/50	2,891,000	2,156,245
ConocoPhillips Co.
4.025%, 3/15/62	1,298,000	1,053,563
Devon Energy Corp.
5.600%, 7/15/41	44,000	41,782
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	1,958,752
Enbridge, Inc.
4.500%, 6/10/44	2,155,000	1,816,548
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,288,580
5.000%, 5/15/44(e)	69,000	58,894
6.125%, 12/15/45	37,000	35,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.300%, 4/15/47	$538,000	$469,668
5.400%, 10/1/47	352,000	311,283
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	7,027,889
3.300%, 2/15/53	4,553,000	3,265,257
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,342,404
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	2,030,249
4.327%, 3/19/50	4,865,000	4,473,455
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	631,611
Marathon Oil Corp.
6.600%, 10/1/37	1,319,000	1,337,151
5.200%, 6/1/45	890,000	769,175
Marathon Petroleum Corp.
6.500%, 3/1/41	268,000	282,662
4.750%, 9/15/44	1,055,000	904,597
5.000%, 9/15/54	2,494,000	2,122,561
MPLX LP
4.500%, 4/15/38	2,448,000	2,172,404
5.200%, 3/1/47	1,639,000	1,457,458
5.500%, 2/15/49	880,000	807,892
ONEOK Partners LP
6.125%, 2/1/41	86,000	84,042
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,731,443
Phillips 66
4.650%, 11/15/34	258,000	247,077
5.875%, 5/1/42	1,742,000	1,835,636
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	6,581,991
TotalEnergies Capital International SA
3.127%, 5/29/50	380,000	278,842
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	511,760
5.100%, 3/15/49	73,000	67,138
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	2,034,214
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,322,349
Williams Cos., Inc. (The)
6.300%, 4/15/40	3,874,000	4,047,904
5.100%, 9/15/45	1,435,000	1,309,917

		72,691,813

Total Energy		74,964,877

Financials (7.8%)
Banks (3.6%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.81%), 4.244%, 4/24/38(k)	1,495,000	1,334,664
5.875%, 2/7/42	12,210,000	13,101,390
(ICE LIBOR USD 3 Month + 1.99%), 4.443%, 1/20/48(k)	3,129,000	2,762,585
(ICE LIBOR USD 3 Month + 1.52%), 4.330%, 3/15/50(k)	152,000	129,697
(SOFR + 1.56%), 2.972%, 7/21/52(k)	4,808,000	3,209,029
Citigroup, Inc.
6.125%, 8/25/36	2,750,000	2,835,340
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	6,405,463
5.875%, 1/30/42	980,000	1,033,423
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	418,000	357,015
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	419,077
5.250%, 8/4/45	6,825,000	6,374,720
Fifth Third Bancorp
8.250%, 3/1/38	5,188,000	5,787,881
HSBC Bank USA NA
7.000%, 1/15/39	7,457,000	8,028,407
HSBC Holdings plc
6.800%, 6/1/38	267,000	277,939
6.100%, 1/14/42	5,777,000	6,126,002
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38(k)	159,000	139,647
5.400%, 1/6/42	163,000	167,078
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	52,881
5.625%, 8/16/43	7,704,000	7,903,847
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	29,202
(Zero Coupon), 6/29/37	135,000	78,576
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39(x)	7,707,000	6,757,107
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	600,000	616,336
Sumitomo Mitsui Financial Group, Inc.
2.930%, 9/17/41(x)	212,000	148,963
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,945,818
5.606%, 1/15/44	151,000	146,116
3.900%, 5/1/45	408,000	326,880
(SOFR + 4.50%), 5.013%, 4/4/51(k)	3,823,000	3,566,370
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,052,954

		82,114,407

Capital Markets (1.3%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	805,819
Credit Suisse Group AG
4.875%, 5/15/45	919,000	781,150
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37	2,350,000	2,519,814
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	126,564
4.800%, 7/8/44	6,797,000	6,279,648
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,447,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 9/15/60	$250,000	$162,648
Moody’s Corp.
5.250%, 7/15/44	55,000	54,377
4.875%, 12/17/48	6,262,000	5,794,382
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	4,044,251
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	72,863
Raymond James Financial, Inc.
4.950%, 7/15/46	1,631,000	1,464,120
3.750%, 4/1/51	3,680,000	2,727,879

		30,280,755

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,471,978
Financial Services (1.1%)
Fiserv, Inc.
4.400%, 7/1/49	6,062,000	5,110,766
Global Payments, Inc.
4.150%, 8/15/49	7,250,000	5,393,072
Mastercard, Inc.
3.950%, 2/26/48	493,000	443,340
3.650%, 6/1/49	64,000	54,490
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,512,493
Shell International Finance BV
4.125%, 5/11/35	222,000	211,534
5.500%, 3/25/40	4,250,000	4,486,645
4.000%, 5/10/46	820,000	714,579
Visa, Inc.
3.650%, 9/15/47	3,769,000	3,243,615

		24,170,534

Insurance (1.7%)
Alleghany Corp.
3.250%, 8/15/51	850,000	622,061
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	970,928
3.850%, 8/10/49	2,664,000	2,139,325
American International Group, Inc.
4.800%, 7/10/45	2,020,000	1,815,863
Aon Corp.
2.900%, 8/23/51	930,000	616,333
Aon Global Ltd.
4.750%, 5/15/45	846,000	768,459
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	5,950,000	5,384,905
Brighthouse Financial, Inc.
4.700%, 6/22/47(x)	1,708,000	1,238,207
Chubb Corp. (The)
6.000%, 5/11/37	6,118,000	6,719,722
Chubb INA Holdings, Inc.
4.350%, 11/3/45	6,282,000	5,688,654
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	2,615,110
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	109,877
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	11,000	11,779
4.900%, 3/15/49	23,000	21,599
MetLife, Inc.
5.700%, 6/15/35	126,000	132,465
6.400%, 12/15/36	170,000	163,016
10.750%, 8/1/39	175,000	226,188
4.875%, 11/13/43	686,000	634,320
Progressive Corp. (The)
4.125%, 4/15/47	832,000	727,031
3.950%, 3/26/50	691,000	577,355
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,212,219
3.935%, 12/7/49	6,605,000	5,172,505
Travelers Cos., Inc. (The)
6.250%, 6/15/37	94,000	105,447
3.750%, 5/15/46	871,000	710,446
4.000%, 5/30/47	174,000	148,291
2.550%, 4/27/50	172,000	111,072

		38,643,177

Total Financials		177,680,851

Health Care (7.5%)
Biotechnology (1.3%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	417,622
4.050%, 11/21/39	6,970,000	6,170,760
4.400%, 11/6/42	31,000	28,155
4.450%, 5/14/46	297,000	266,160
4.875%, 11/14/48	5,889,000	5,614,653
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,471,289
5.150%, 11/15/41	1,089,000	1,053,617
4.563%, 6/15/48	589,000	528,523
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	2,035,087
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,864,050
3.150%, 5/1/50	1,279,000	889,417
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,626,304
4.150%, 3/1/47	804,000	703,562

		28,669,199

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.750%, 11/30/36	2,206,000	2,282,539
6.150%, 11/30/37	470,000	542,688
4.750%, 4/15/43	150,000	150,777
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	895,606
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	134,728
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	4,075,198
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	312,497
Koninklijke Philips NV
5.000%, 3/15/42	87,000	81,248
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,493,102
Stryker Corp.
4.375%, 5/15/44	157,000	140,343
4.625%, 3/15/46	144,000	133,752

		10,242,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (2.9%)
AmerisourceBergen Corp.
4.300%, 12/15/47	$1,551,000	$1,331,100
Banner Health
2.907%, 1/1/42	5,162,000	3,852,639
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	1,023,028
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	897,774
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,286,953
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,211,303
6.125%, 11/15/41	261,000	285,971
4.800%, 7/15/46	1,279,000	1,162,301
CommonSpirit Health
3.910%, 10/1/50	1,192,000	914,372
CVS Health Corp.
4.780%, 3/25/38	480,000	455,461
2.700%, 8/21/40	219,000	155,652
5.125%, 7/20/45	1,135,000	1,073,775
5.050%, 3/25/48	10,191,000	9,409,222
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,513,518
3.125%, 5/15/50	3,631,000	2,602,243
3.600%, 3/15/51	1,927,000	1,481,687
HCA, Inc.
5.500%, 6/15/47	416,000	388,582
3.500%, 7/15/51	419,000	288,104
Humana, Inc.
4.950%, 10/1/44	909,000	844,688
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,223,597
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	943,840
Mass General Brigham, Inc.
Series 2020
3.342%, 7/1/60	4,928,000	3,621,787
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	455,837
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,891,195
Rady Children’s Hospital- San Diego
Series 21A
3.154%, 8/15/51	964,000	712,730
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	518,075
3.361%, 8/15/50	2,003,000	1,460,004
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	541,959
4.750%, 7/15/45	3,023,000	2,966,138
4.250%, 4/15/47	96,000	86,416
3.700%, 8/15/49	4,300,000	3,504,370
3.875%, 8/15/59	12,294,000	9,837,446
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	648,986

		66,590,753

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,908,415

Pharmaceuticals (2.7%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	8,273,497
4.375%, 11/16/45	1,084,000	1,034,871
4.375%, 8/17/48	5,814,000	5,489,301
Eli Lilly and Co.
4.150%, 3/15/59	673,000	603,061
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	5,940,000	6,968,077
4.200%, 3/18/43	1,011,000	912,019
Johnson & Johnson
5.950%, 8/15/37	2,045,000	2,368,338
3.700%, 3/1/46	6,183,000	5,513,581
3.750%, 3/3/47	1,568,000	1,401,864
3.500%, 1/15/48(x)	2,062,000	1,756,886
Merck & Co., Inc.
4.150%, 5/18/43	232,000	215,816
4.000%, 3/7/49	3,847,000	3,421,429
Novartis Capital Corp.
4.000%, 11/20/45	4,815,000	4,430,903
Pfizer, Inc.
3.900%, 3/15/39	33,000	29,822
7.200%, 3/15/39	9,451,000	11,874,331
4.300%, 6/15/43	179,000	167,315
4.125%, 12/15/46	227,000	206,757
4.200%, 9/15/48	3,343,000	3,088,853
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	5,481,000	4,175,522
3.175%, 7/9/50	400,000	285,577

		62,217,820

Total Health Care		169,628,665

Industrials (4.2%)
Aerospace & Defense (1.5%)
Boeing Co. (The)
5.705%, 5/1/40	3,793,000	3,815,472
3.850%, 11/1/48	38,000	28,281
5.805%, 5/1/50	11,061,000	11,003,425
5.930%, 5/1/60	762,000	751,248
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,966,811
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	850,849
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,403,936
4.750%, 6/1/43	402,000	385,993
5.250%, 5/1/50	12,515,000	12,941,818
Raytheon Technologies Corp.
4.350%, 4/15/47	298,000	267,771

		34,415,604

Air Freight & Logistics (0.1%)
FedEx Corp.
3.900%, 2/1/35	65,000	58,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
6.200%, 1/15/38	$113,000	$128,336
3.400%, 9/1/49	3,564,000	2,841,429

		3,028,124

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	633,865

Commercial Services & Supplies (0.5%)
California Endowment (The)
Series 2021
2.498%, 4/1/51	4,287,000	2,807,646
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	1,979,782
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	1,029,212
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,762,110
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	946,148

		10,524,898

Electrical Equipment (0.2%)
Eaton Corp.
4.150%, 11/2/42	750,000	662,476
3.915%, 9/15/47	329,000	279,523
Regal Rexnord Corp.
6.400%, 4/15/33§	200,000	199,567
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,679,027

		3,820,593

Ground Transportation (1.2%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	84,986
4.700%, 9/1/45	2,771,000	2,642,000
4.125%, 6/15/47	539,000	470,729
Canadian National Railway Co.
3.650%, 2/3/48	264,000	215,374
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,323,000	1,410,607
6.125%, 9/15/15	1,880,000	1,996,346
CSX Corp.
6.150%, 5/1/37	32,000	35,013
4.100%, 3/15/44	32,000	27,727
4.750%, 11/15/48	4,706,000	4,385,172
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	204,471
3.942%, 11/1/47	4,126,000	3,362,952
4.050%, 8/15/52	815,000	668,714
3.155%, 5/15/55	186,000	126,782
Union Pacific Corp.
3.750%, 2/5/70	4,196,000	3,198,444
3.799%, 4/6/71	10,842,000	8,282,389

		27,111,706

Industrial Conglomerates (0.3%)
3M Co.
4.000%, 9/14/48(x)	31,000	26,068
3.250%, 8/26/49(x)	3,076,000	2,270,251
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,363,456
2.800%, 6/1/50	2,915,000	2,173,918

		7,833,693

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	29,698
3.803%, 8/15/42	522,000	462,326
4.750%, 5/15/64	522,000	509,441
Deere & Co.
3.900%, 6/9/42	503,000	455,083
2.875%, 9/7/49	804,000	592,533
3.750%, 4/15/50(x)	665,000	585,928
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	6,036,715

		8,671,724

Total Industrials		96,040,207

Information Technology (3.9%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	32,679

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	81,000	75,905
5.350%, 11/15/48	5,255,000	5,086,783

		5,162,688

IT Services (0.5%)
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	5,292,712
2.850%, 5/15/40	8,975,000	6,571,071
4.700%, 2/19/46	319,000	288,124

		12,151,907

Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,225,447
4.350%, 4/1/47	2,900,000	2,712,885
2.750%, 6/1/50	3,128,000	2,221,897
Broadcom, Inc.
3.500%, 2/15/41§	806,000	603,634
Intel Corp.
4.600%, 3/25/40	8,955,000	8,326,171
4.800%, 10/1/41	87,000	83,136
4.100%, 5/19/46	1,032,000	875,438
4.100%, 5/11/47	229,000	193,324
4.750%, 3/25/50	4,561,000	4,156,797
KLA Corp.
5.000%, 3/15/49	8,644,000	8,476,255
NVIDIA Corp.
3.700%, 4/1/60	3,562,000	2,827,055
NXP BV
3.250%, 5/11/41	3,363,000	2,432,500
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,191,391
4.300%, 5/20/47	321,000	294,924
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	375,976
TSMC Arizona Corp.
3.250%, 10/25/51	4,863,000	3,756,668

		39,753,498

Software (0.8%)
Microsoft Corp.
3.500%, 2/12/35	141,000	133,393
3.450%, 8/8/36	65,000	59,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 11/3/45	$925,000	$923,792
3.700%, 8/8/46	997,000	900,705
3.950%, 8/8/56	4,796,000	4,284,807
3.041%, 3/17/62	70,000	51,971
Oracle Corp.
4.300%, 7/8/34	145,000	131,959
3.900%, 5/15/35	215,000	186,385
6.500%, 4/15/38	346,000	374,490
3.600%, 4/1/40	6,377,000	4,903,141
4.500%, 7/8/44	571,000	476,699
6.900%, 11/9/52	5,220,000	5,767,947
4.375%, 5/15/55	305,000	241,034

		18,436,318

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
4.500%, 2/23/36	439,000	451,597
4.650%, 2/23/46	5,840,000	5,847,080
3.850%, 8/4/46	2,370,000	2,107,874
4.250%, 2/9/47	30,000	28,672
2.850%, 8/5/61	884,000	605,989
Dell International LLC
8.100%, 7/15/36	2,458,000	2,833,133
8.350%, 7/15/46	584,000	707,504
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	888,000	933,625

		13,515,474

Total Information Technology		89,052,564

Materials (1.9%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,052,145
Dow Chemical Co. (The)
9.400%, 5/15/39	4,030,000	5,387,282
5.550%, 11/30/48(x)	1,381,000	1,353,650
DuPont de Nemours, Inc.
5.319%, 11/15/38	4,616,000	4,621,388
5.419%, 11/15/48	8,454,000	8,399,029
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,507,221
3.950%, 12/1/47	202,000	173,505
Nutrien Ltd.
4.125%, 3/15/35	145,000	129,725
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	162,077

		22,786,022

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	35,881

Containers & Packaging (0.1%)
International Paper Co.
4.800%, 6/15/44	258,000	236,173
4.400%, 8/15/47	492,000	425,377
Packaging Corp. of America
4.050%, 12/15/49	898,000	732,376

		1,393,926

Metals & Mining (0.8%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,446,927
Freeport-McMoRan, Inc.
5.400%, 11/14/34	5,220,000	5,123,561
Nucor Corp.
5.200%, 8/1/43	559,000	565,950
4.400%, 5/1/48	3,428,000	3,017,257
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	792,067
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	88,542
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,256,317
Southern Copper Corp.
7.500%, 7/27/35	139,000	160,385
6.750%, 4/16/40	768,000	854,031
5.875%, 4/23/45	121,000	124,951
Vale Overseas Ltd.
6.875%, 11/10/39	5,880,000	6,101,603

		19,531,591

Total Materials		43,747,420

Real Estate (0.8%)
Diversified REITs (0.4%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,489,978
VICI Properties LP (REIT)
5.625%, 5/15/52	3,450,000	3,106,621

		8,596,599

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	454,623
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,204,875
4.950%, 9/1/48	1,523,000	1,291,927

		4,951,425

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	2,063,536
2.125%, 10/15/50	284,000	157,874

		2,221,410

Office REITs (0.0%)†
Office Properties Income Trust (REIT)
3.450%, 10/15/31	105,000	58,638

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	443,478
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	179,042

		622,520

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	594,147
Realty Income Corp. (REIT)
4.650%, 3/15/47	269,000	244,209

		838,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	$384,000	$278,509

Total Real Estate		17,567,457

Utilities (5.9%)
Electric Utilities (4.4%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	25,566
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,334,706
Baltimore Gas & Electric Co.
6.350%, 10/1/36	2,172,000	2,416,991
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	469,975
Commonwealth Edison Co.
5.900%, 3/15/36	3,500,000	3,756,676
3.800%, 10/1/42	263,000	221,109
4.000%, 3/1/48	347,000	293,956
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,725,715
Duke Energy Carolinas LLC
6.050%, 4/15/38	5,463,000	5,950,232
4.250%, 12/15/41	93,000	82,520
3.450%, 4/15/51	5,398,000	4,047,098
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,489,509
3.500%, 6/15/51	467,000	336,779
Duke Energy Florida LLC
6.400%, 6/15/38	7,694,000	8,717,642
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,817,461
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,352,745
Eversource Energy
3.450%, 1/15/50	3,723,000	2,801,655
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,845,321
Florida Power & Light Co.
5.690%, 3/1/40	408,000	437,484
4.050%, 10/1/44	7,794,000	6,765,083
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,159,669
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,056,969
Nevada Power Co.
Series N
6.650%, 4/1/36	745,000	848,532
NSTAR Electric Co.
4.400%, 3/1/44	563,000	500,768
Oncor Electric Delivery Co. LLC
3.750%, 4/1/45	1,227,000	1,023,931
3.800%, 9/30/47	804,000	657,204
Pacific Gas and Electric Co.
4.500%, 7/1/40	1,990,000	1,632,208
4.200%, 6/1/41	1,656,000	1,292,044
3.500%, 8/1/50	11,087,000	7,290,811
6.750%, 1/15/53	1,850,000	1,898,290
PacifiCorp
6.000%, 1/15/39	6,808,000	7,305,844
4.150%, 2/15/50	338,000	288,397
2.900%, 6/15/52	7,791,000	5,291,469
PECO Energy Co.
2.850%, 9/15/51	1,077,000	730,507
Public Service Co. of Colorado
6.500%, 8/1/38	4,110,000	4,726,849
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	882,513
2.050%, 8/1/50	1,438,000	840,121
Southern California Edison Co.
4.050%, 3/15/42	40,000	33,230
4.650%, 10/1/43	341,000	304,517
4.000%, 4/1/47	1,031,000	839,813
Series H
3.650%, 6/1/51	7,241,000	5,524,001
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,294,438
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,727,774
8.875%, 11/15/38	2,047,000	2,834,142
Series B
6.000%, 1/15/36	698,000	753,125
Xcel Energy, Inc.
3.500%, 12/1/49	1,708,000	1,296,488

		98,921,877

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,644,202
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	26,983
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,195,948
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	25,721

		4,892,854

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,067,819

Multi-Utilities (1.1%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45	1,770,000	1,573,535
2.850%, 5/15/51	82,000	55,785
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,407,176
4.500%, 5/15/58	431,000	370,445
Series 05-A
5.300%, 3/1/35	34,000	34,454
Series 08-B
6.750%, 4/1/38	4,025,000	4,665,343
Series E
4.650%, 12/1/48	61,000	55,184
Consumers Energy Co.
3.950%, 5/15/43	854,000	713,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 2/15/50	$793,000	$641,689
3.100%, 8/15/50	215,000	154,544
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	397,929
NiSource, Inc.
5.650%, 2/1/45	4,981,000	5,036,775
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,749,588
Sempra Energy
3.800%, 2/1/38	2,230,000	1,899,842
4.000%, 2/1/48	912,000	734,649
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	123,668

		25,614,021

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,224,195
4.150%, 6/1/49	2,197,000	1,868,695

		3,092,890

Total Utilities		133,589,461

Total Corporate Bonds		1,103,395,041

Foreign Government Securities (2.7%)
Hungary Government Bond
7.625%, 3/29/41	68,000	76,577
Italian Republic Government Bond
5.375%, 6/15/33	60,000	60,121
4.000%, 10/17/49	437,000	330,345
3.875%, 5/6/51	5,199,000	3,709,577
Oriental Republic of Uruguay
7.625%, 3/21/36	377,768	472,777
Republic of Chile
3.100%, 5/7/41	10,909,000	8,166,750
3.100%, 1/22/61	2,453,000	1,596,443
Republic of Indonesia
3.050%, 3/12/51	7,300,000	5,366,303
3.350%, 3/12/71	485,000	334,703
Republic of Panama
6.700%, 1/26/36	368,000	389,229
4.500%, 4/1/56	544,000	404,192
Republic of Peru
3.300%, 3/11/41	1,935,000	1,447,380
3.550%, 3/10/51	7,084,000	5,177,076
2.780%, 12/1/60	635,000	377,349
3.600%, 1/15/72	6,740,000	4,487,576
3.230%, 7/28/21	577,000	343,423
Republic of Philippines
2.650%, 12/10/45	408,000	279,525
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,871,852
4.500%, 4/3/20	950,000	793,131
United Mexican States
6.350%, 2/9/35	5,200,000	5,525,000
4.280%, 8/14/41	10,597,000	8,661,723
5.550%, 1/21/45	615,000	579,176
5.000%, 4/27/51	5,064,000	4,333,834
3.771%, 5/24/61	7,610,000	5,135,799

Total Foreign Government Securities		60,919,861

Municipal Bonds (2.6%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,905,908
American Municipal Power, Inc.
5.939%, 2/15/47	5,330,000	5,886,565
8.084%, 2/15/50	2,995,000	4,139,338
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,371,067
City of Chicago
7.750%, 1/1/42	1,000,000	1,048,146
Commonwealth of Massachusetts
2.663%, 9/1/39	1,174,306	962,967
2.900%, 9/1/49	1,615,000	1,141,733
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.750%, 7/1/34	2,165,000	2,346,148
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,675,752
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,669,325
3.115%, 6/1/38	3,040,000	2,429,325
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,531,946
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	526,962
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	161,543
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,520,061
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,318,949
4.458%, 10/1/62	3,900,000	3,643,052
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	11,209
San Diego County Regional Transportation Commission
3.248%, 4/1/48	3,130,000	2,449,811
State of California
7.625%, 3/1/40	4,735,000	6,121,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
7.600%, 11/1/40	$2,980,000	$3,923,032
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,693,065
State of Illinois
6.725%, 4/1/35	495,000	527,847
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,130,361
Texas Transportation Commission
2.472%, 10/1/44	745,000	526,480

Total Municipal Bonds		59,661,800

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	3,164,723
Inter-American Development Bank
3.200%, 8/7/42	31,000	27,075
4.375%, 1/24/44	27,000	27,805

Total Supranational		3,219,603

U.S. Government Agency Securities (0.6%)
FHLB
5.500%, 7/15/36	4,730,000	5,388,451
FNMA
5.625%, 7/15/37	5,251,000	6,105,104
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,701,092
5.250%, 9/15/39	172,000	183,145
4.250%, 9/15/65	1,226,000	1,146,363

Total U.S. Government Agency Securities		14,524,155

U.S. Treasury Obligations (43.4%)
U.S. Treasury Bonds
4.500%, 5/15/38	2,430,000	2,688,771
4.625%, 2/15/40	6,760,000	7,590,278
1.875%, 2/15/41	98,941,000	73,803,614
4.750%, 2/15/41	13,310,000	15,129,702
2.250%, 5/15/41	115,370,400	91,409,987
1.750%, 8/15/41	59,268,300	42,792,240
2.000%, 11/15/41	141,929,800	106,804,360
2.750%, 11/15/42	8,918,000	7,543,697
4.000%, 11/15/42	4,829,200	4,951,346
3.875%, 2/15/43	10,900,000	10,978,529
3.625%, 8/15/43	26,270,600	25,424,122
3.625%, 2/15/44	404,600	390,100
2.500%, 2/15/45	13,733,000	10,918,904
3.000%, 11/15/45	228,900	198,497
2.250%, 8/15/46	14,981,000	11,258,696
2.875%, 11/15/46	22,082,000	18,745,732
3.000%, 2/15/47	19,742,800	17,114,461
3.000%, 5/15/47	21,783,900	18,881,341
2.750%, 8/15/47	24,998,000	20,700,484
2.750%, 11/15/47	1,070,000	886,658
3.000%, 2/15/48	21,407,600	18,600,764
3.125%, 5/15/48	21,211,700	18,862,604
3.375%, 11/15/48	12,099,200	11,274,987
2.875%, 5/15/49	1,346,800	1,147,364
2.375%, 11/15/49	154,073,200	118,516,264
1.250%, 5/15/50	223,743,100	129,408,377
2.375%, 5/15/51	125,008,400	95,516,356
1.875%, 11/15/51	1,738,600	1,177,916
2.875%, 5/15/52	57,313,100	48,796,064
4.000%, 11/15/52	40,749,800	43,061,777
3.625%, 2/15/53	12,392,300	12,250,117

Total U.S. Treasury Obligations		986,824,109

Total Long-Term Debt Securities (98.9%) (Cost $2,816,713,477)		2,251,191,120

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	9,965,765	9,968,755

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,664,119, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,696,723.(xx)	$1,663,454	1,663,454

Total Short-Term Investments (0.5%) (Cost $11,634,689)		11,632,209

Total Investments in Securities (99.4%) (Cost $2,828,348,166)		2,262,823,329
Other Assets Less Liabilities (0.6%)		13,185,062

Net Assets (100%)		$2,276,008,391

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $5,504,694 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $1,652,310. This was collateralized by cash of $1,663,454 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$22,646,551	$—	$22,646,551
Corporate Bonds
Communication Services	—	162,443,510	—	162,443,510
Consumer Discretionary	—	42,609,918	—	42,609,918
Consumer Staples	—	96,070,111	—	96,070,111
Energy	—	74,964,877	—	74,964,877
Financials	—	177,680,851	—	177,680,851
Health Care	—	169,628,665	—	169,628,665
Industrials	—	96,040,207	—	96,040,207
Information Technology	—	89,052,564	—	89,052,564
Materials	—	43,747,420	—	43,747,420
Real Estate	—	17,567,457	—	17,567,457
Utilities	—	133,589,461	—	133,589,461
Foreign Government Securities	—	60,919,861	—	60,919,861
Municipal Bonds	—	59,661,800	—	59,661,800
Short-Term Investments
Investment Company	9,968,755	—	—	9,968,755
Repurchase Agreement	—	1,663,454	—	1,663,454
Supranational	—	3,219,603	—	3,219,603
U.S. Government Agency Securities	—	14,524,155	—	14,524,155
U.S. Treasury Obligations	—	986,824,109	—	986,824,109

Total Assets	$9,968,755	$2,252,854,574	$—	$2,262,823,329

Total Liabilities	$—	$—	$—	$—

Total	$9,968,755	$2,252,854,574	$—	$2,262,823,329

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,927,546
Aggregate gross unrealized depreciation	(579,247,471)

Net unrealized depreciation	$(569,319,925)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,832,143,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.1%)
Entertainment (6.3%)
Netflix, Inc.*	85,055	$29,384,801
Walt Disney Co. (The)*	174,288	17,451,458

		46,836,259

Interactive Media & Services (10.8%)
Alphabet, Inc., Class A*	220,900	22,913,957
Alphabet, Inc., Class C*	113,104	11,762,816
Meta Platforms, Inc., Class A*	219,373	46,493,914

		81,170,687

Total Communication Services		128,006,946

Consumer Discretionary (15.7%)
Automobile Components (0.2%)
Mobileye Global, Inc., Class A(x)*	37,054	1,603,326

Automobiles (3.4%)
Tesla, Inc.*	122,976	25,512,601

Broadline Retail (6.1%)
Alibaba Group Holding Ltd. (ADR)*	97,483	9,960,813
Amazon.com, Inc.*	346,025	35,740,922

		45,701,735

Hotels, Restaurants & Leisure (5.0%)
Starbucks Corp.	158,820	16,537,927
Yum China Holdings, Inc.	200,132	12,686,367
Yum! Brands, Inc.	63,157	8,341,777

		37,566,071

Textiles, Apparel & Luxury Goods (1.0%)
Under Armour, Inc., Class A*	746,204	7,081,476

Total Consumer Discretionary		117,465,209

Consumer Staples (5.5%)
Beverages (5.5%)
Boston Beer Co., Inc. (The), Class A*	25,796	8,479,145
Monster Beverage Corp.*	608,320	32,855,363

Total Consumer Staples		41,334,508

Financials (11.8%)
Capital Markets (4.9%)
FactSet Research Systems, Inc.	29,692	12,324,853
MSCI, Inc.	24,567	13,749,904
SEI Investments Co.	185,327	10,665,569

		36,740,326

Financial Services (6.9%)
Block, Inc., Class A*	136,230	9,352,189
PayPal Holdings, Inc.*	127,039	9,647,342
Visa, Inc., Class A	145,535	32,812,321

		51,811,852

Total Financials		88,552,178

Health Care (17.1%)
Biotechnology (6.7%)
Alnylam Pharmaceuticals, Inc.*	107,407	21,515,770
BioMarin Pharmaceutical, Inc.*	31,590	3,071,811
CRISPR Therapeutics AG(x)*	121,369	5,489,520
Regeneron Pharmaceuticals, Inc.*	24,849	20,417,678

		50,494,779

Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc.*	27,948	7,139,876

Health Care Technology (3.5%)
Doximity, Inc., Class A(x)*	428,699	13,881,273
Veeva Systems, Inc., Class A*	68,753	12,636,114

		26,517,387

Life Sciences Tools & Services (1.9%)
Illumina, Inc.*	61,672	14,341,824

Pharmaceuticals (4.0%)
Novartis AG (ADR)	104,198	9,586,216
Novo Nordisk A/S (ADR)	76,484	12,171,664
Roche Holding AG (ADR)	227,297	8,150,870

		29,908,750

Total Health Care		128,402,616

Industrials (7.4%)
Aerospace & Defense (5.2%)
Boeing Co. (The)*	182,457	38,759,341

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	94,061	10,357,997

Machinery (0.8%)
Deere & Co.	15,448	6,378,170

Total Industrials		55,495,508

Information Technology (24.8%)
IT Services (1.3%)
Shopify, Inc., Class A*	195,695	9,381,618

Semiconductors & Semiconductor Equipment (8.9%)
NVIDIA Corp.	188,133	52,257,703
QUALCOMM, Inc.	113,476	14,477,268

		66,734,971

Software (14.6%)
Autodesk, Inc.*	116,490	24,248,558
Microsoft Corp.	77,625	22,379,288
Oracle Corp.	337,036	31,317,385
Salesforce, Inc.*	79,880	15,958,427
Workday, Inc., Class A*	74,967	15,483,684

		109,387,342

Total Information Technology		185,503,931

Total Common Stocks (99.4%) (Cost $458,989,088)		744,760,896

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,711,141, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23- 11/15/52; total market value $3,783,850.(xx)	$3,709,657	3,709,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $700,481, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $772,066.(xx)	$700,000	$700,000

Total Repurchase Agreements		4,409,657

Total Short-Term Investments (0.6%) (Cost $4,409,657)		4,409,657

Total Investments in Securities (100.0%) (Cost $463,398,745)		749,170,553
Other Assets Less Liabilities (0.0%)†		(44,495)

Net Assets (100%)		$749,126,058

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $7,252,174. This was collateralized by $2,777,756 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/20/23 – 11/15/52 and by cash of $4,409,657 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$128,006,946	$—	$—	$128,006,946
Consumer Discretionary	117,465,209	—	—	117,465,209
Consumer Staples	41,334,508	—	—	41,334,508
Financials	88,552,178	—	—	88,552,178
Health Care	128,402,616	—	—	128,402,616
Industrials	55,495,508	—	—	55,495,508
Information Technology	185,503,931	—	—	185,503,931
Short-Term Investments
Repurchase Agreements	—	4,409,657	—	4,409,657

Total Assets	$744,760,896	$4,409,657	$—	$749,170,553

Total Liabilities	$—	$—	$—	$—

Total	$744,760,896	$4,409,657	$—	$749,170,553

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$331,341,890
Aggregate gross unrealized depreciation	(45,948,910)

Net unrealized appreciation	$285,392,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$463,777,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.3%)
Aristocrat Leisure Ltd.	321,351	$8,035,564
Flutter Entertainment plc*	84,972	15,450,579
Lottery Corp. Ltd. (The)	812,716	2,791,563
WiseTech Global Ltd.	78,523	3,449,882

		29,727,588

Brazil (0.3%)
Hypera SA	497,764	3,722,096

Canada (7.3%)
Agnico Eagle Mines Ltd.	314,572	16,037,004
Canadian National Railway Co.	151,258	17,843,906
Canadian Pacific Railway Ltd.	192,502	14,823,295
Element Fleet Management Corp.	1,096,272	14,397,949
Franco-Nevada Corp.	120,594	17,589,860
Ritchie Bros Auctioneers, Inc.	254,664	14,328,265

		95,020,279

China (4.7%)
Alibaba Group Holding Ltd.*	768,300	9,771,015
China Resources Gas Group Ltd.	1,268,600	4,690,804
Kingsoft Corp. Ltd.	1,129,200	5,537,279
Ping An Insurance Group Co. of China Ltd., Class H	960,000	6,222,105
Prosus NV*	87,846	6,869,778
Tencent Holdings Ltd.	331,400	16,193,313
Yum China Holdings, Inc.(Hong Kong stock exchange)	57,700	3,614,478
Yum China Holdings, Inc.(New York stock exchange)	134,947	8,554,290

		61,453,062

France (13.9%)
Air Liquide SA	154,354	25,858,834
Capgemini SE	68,142	12,674,829
Dassault Systemes SE	166,611	6,881,027
EssilorLuxottica SA	184,179	33,249,171
Kering SA	24,077	15,714,014
LVMH Moet Hennessy Louis Vuitton SE	59,454	54,487,085
Pernod Ricard SA	139,859	31,689,227

		180,554,187

Germany (9.1%)
Bayer AG (Registered)	299,300	19,064,225
Deutsche Boerse AG	82,853	16,124,975
GEA Group AG	299,827	13,643,495
Merck KGaA	51,702	9,612,456
SAP SE	384,890	48,418,090
Symrise AG	110,233	11,975,348

		118,838,589

Hong Kong (2.7%)
AIA Group Ltd.	3,377,569	35,489,404

India (3.6%)
HDFC Bank Ltd.	1,018,380	20,021,373
ITC Ltd.	1,968,487	9,192,852
Reliance Industries Ltd.	301,285	8,564,474
UPL Ltd.	1,082,368	9,466,730

		47,245,429

Ireland (0.3%)
Kingspan Group plc	63,234	4,340,858

Israel (0.4%)
Nice Ltd. (ADR)*	22,682	5,191,683

Italy (1.4%)
Prysmian SpA	424,724	17,881,845

Japan (8.8%)
AEON Financial Service Co. Ltd.	458,100	4,276,733
Chugai Pharmaceutical Co. Ltd.	255,700	6,320,027
Hitachi Ltd.	808,700	44,451,829
Koito Manufacturing Co. Ltd.	308,500	5,843,237
Kose Corp.	48,300	5,736,843
Nitto Denko Corp.	180,400	11,658,302
Oracle Corp.	108,700	7,845,344
Resonac Holdings Corp.	388,200	6,398,017
Sugi Holdings Co. Ltd.	114,800	4,937,687
Terumo Corp.	348,300	9,402,874
Z Holdings Corp.	2,611,100	7,409,062

		114,279,955

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,163,994	9,800,287

Netherlands (1.9%)
Akzo Nobel NV	143,692	11,215,483
ASML Holding NV	20,179	13,788,209

		25,003,692

Peru (0.8%)
Credicorp Ltd.	82,120	10,871,867

Singapore (1.5%)
DBS Group Holdings Ltd.	805,500	20,018,458

South Korea (2.1%)
Amorepacific Corp.	105,575	11,100,241
NAVER Corp.	43,764	6,889,093
SK Hynix, Inc.	140,445	9,686,613

		27,675,947

Spain (1.8%)
Amadeus IT Group SA*	345,739	23,149,531

Sweden (1.7%)
Assa Abloy AB, Class B	931,957	22,376,136

Switzerland (3.7%)
Alcon, Inc.	53,791	3,816,544
Novartis AG (Registered)	230,877	21,195,635
Sika AG (Registered)	41,464	11,638,370
Sonova Holding AG (Registered)	37,271	10,990,600

		47,641,149

Taiwan (4.5%)
Delta Electronics, Inc.	1,775,000	17,630,066
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	436,390	40,592,998

		58,223,064

United Kingdom (7.8%)
Burberry Group plc	336,140	10,755,723
Diageo plc	676,084	30,173,905
Just Eat Takeaway.com NV(m)*	71,046	1,358,066
London Stock Exchange Group plc	88,286	8,580,011
Ocado Group plc*	169,541	1,125,208
Reckitt Benckiser Group plc	446,305	33,907,837
Rolls-Royce Holdings plc*	8,185,178	15,117,380

		101,018,130

United States (17.4%)
Experian plc	451,846	14,872,611
Linde plc	115,964	40,739,884
Nestle SA (Registered)	485,484	59,266,338
QIAGEN NV*	359,565	16,344,708
Roche Holding AG	183,750	52,586,932
Schneider Electric SE	258,699	43,246,442

		227,056,915

Total Investments in Securities (98.8%) (Cost $887,408,173)		1,286,580,151
Other Assets Less Liabilities (1.2%)		16,257,800

Net Assets (100%)		$1,302,837,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,358,066 or 0.1% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Industrials	$222,926,062	17.1%
Consumer Staples	187,130,138	14.4
Health Care	186,305,268	14.3
Consumer Discretionary	166,394,923	12.8
Information Technology	166,158,741	12.7
Materials	162,577,832	12.5
Financials	145,803,162	11.2
Communication Services	36,028,747	2.8
Energy	8,564,474	0.6
Utilities	4,690,804	0.4
Cash and Other	16,257,800	1.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$29,727,588	$—	$29,727,588
Brazil	3,722,096	—	—	3,722,096
Canada	95,020,279	—	—	95,020,279
China	8,554,290	52,898,772	—	61,453,062
France	—	180,554,187	—	180,554,187
Germany	—	118,838,589	—	118,838,589
Hong Kong	—	35,489,404	—	35,489,404
India	—	47,245,429	—	47,245,429
Ireland	—	4,340,858	—	4,340,858
Israel	5,191,683	—	—	5,191,683
Italy	—	17,881,845	—	17,881,845
Japan	—	114,279,955	—	114,279,955
Mexico	9,800,287	—	—	9,800,287
Netherlands	—	25,003,692	—	25,003,692
Peru	10,871,867	—	—	10,871,867
Singapore	—	20,018,458	—	20,018,458
South Korea	—	27,675,947	—	27,675,947
Spain	—	23,149,531	—	23,149,531
Sweden	—	22,376,136	—	22,376,136
Switzerland	—	47,641,149	—	47,641,149
Taiwan	40,592,998	17,630,066	—	58,223,064
United Kingdom	—	101,018,130	—	101,018,130
United States	—	227,056,915	—	227,056,915

Total Assets	$173,753,500	$1,112,826,651	$—	$1,286,580,151

Total Liabilities	$—	$—	$—	$—

Total	$173,753,500	$1,112,826,651	$—	$1,286,580,151

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,306,102
Aggregate gross unrealized depreciation	(63,164,714)

Net unrealized appreciation	$396,141,388

Federal income tax cost of investments in securities and derivative instruments, if applicable	$890,438,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
Glencore plc	2,138,294	$12,299,703
Woodside Energy Group Ltd.	848,298	19,114,026

		31,413,729

Brazil (1.3%)
Petroleo Brasileiro SA (ADR)	491,052	4,556,963
Wheaton Precious Metals Corp.	191,121	9,204,636

		13,761,599

Canada (4.1%)
Agnico Eagle Mines Ltd.	178,523	9,101,173
Franco-Nevada Corp.	244,841	35,712,546

		44,813,719

Denmark (1.5%)
Jyske Bank A/S (Registered)*	71,404	5,009,071
Novozymes A/S, Class B	147,842	7,572,921
Sydbank A/S	91,196	4,110,516

		16,692,508

France (12.4%)
Capgemini SE	48,208	8,966,983
Cie Generale des Etablissements Michelin SCA	206,774	6,328,898
Dassault Systemes SE	187,322	7,736,390
EssilorLuxottica SA	71,003	12,817,916
Legrand SA	298,949	27,344,670
L’Oreal SA	30,030	13,435,481
LVMH Moet Hennessy Louis Vuitton SE	6,684	6,125,604
Pernod Ricard SA	108,416	24,564,877
TotalEnergies SE	458,320	27,042,147

		134,362,966

Germany (10.4%)
adidas AG	48,504	8,563,925
Bayer AG (Registered)	169,913	10,822,786
Beiersdorf AG	87,314	11,359,036
Deutsche Boerse AG	120,093	23,372,680
GEA Group AG	212,736	9,680,457
Knorr-Bremse AG	100,393	6,673,842
LEG Immobilien SE	69,289	3,793,868
SAP SE	136,895	17,221,010
Symrise AG	90,303	9,810,219
TAG Immobilien AG	264,756	1,831,193
Vonovia SE	318,458	5,988,742
Zalando SE(m)*	79,959	3,346,218

		112,463,976

Ireland (4.9%)
AIB Group plc	3,802,926	15,489,130
Bank of Ireland Group plc	1,472,634	14,901,802
CRH plc	231,956	11,722,632
Ryanair Holdings plc (ADR)*	112,608	10,617,808

		52,731,372

Israel (0.4%)
Nice Ltd. (ADR)*	17,675	4,045,631

Japan (13.4%)
Chiba Bank Ltd. (The)	1,099,900	7,102,614
Disco Corp.	67,200	7,818,484
Ezaki Glico Co. Ltd.	164,500	4,138,974
Hachijuni Bank Ltd. (The)	562,400	2,444,582
Hirose Electric Co. Ltd.	119,200	15,596,818
Ito En Ltd.	80,600	2,639,621
Kansai Paint Co. Ltd.	269,400	3,644,617
Kobayashi Pharmaceutical Co. Ltd.	49,200	3,005,572
Kose Corp.	30,000	3,563,257
Lion Corp.	323,100	3,489,607
Mebuki Financial Group, Inc.	1,425,600	3,495,237
Nomura Research Institute Ltd.	345,300	8,029,676
North Pacific Bank Ltd.	843,100	1,774,294
Resona Holdings, Inc.	2,912,500	14,079,091
Rohto Pharmaceutical Co. Ltd.	731,500	15,292,041
Shimadzu Corp.	548,100	17,193,294
SMC Corp.	28,200	14,951,550
Toyo Suisan Kaisha Ltd.	273,500	11,468,139
Yokogawa Electric Corp.	331,000	5,387,717

		145,115,185

Netherlands (3.0%)
ASML Holding NV	10,536	7,199,196
Euronext NV(m)	129,317	9,902,084
Wolters Kluwer NV	121,888	15,380,927

		32,482,207

Portugal (0.3%)
Galp Energia SGPS SA, Class B	311,011	3,528,700

South Korea (2.3%)
Samsung Electronics Co. Ltd.	505,586	25,071,156

Spain (2.6%)
Amadeus IT Group SA*	203,746	13,642,153
CaixaBank SA	3,694,758	14,384,213

		28,026,366

Sweden (1.4%)
Epiroc AB, Class A	462,539	9,184,322
Svenska Cellulosa AB SCA, Class B	419,486	5,516,704

		14,701,026

Switzerland (8.2%)
Chocoladefabriken Lindt & Spruengli AG	343	4,057,985
Cie Financiere Richemont SA (Registered)	44,381	7,114,313
Geberit AG (Registered)	15,143	8,468,194
Givaudan SA (Registered)	3,230	10,525,254
Julius Baer Group Ltd.	114,509	7,840,360
Schindler Holding AG	62,508	13,827,394
SGS SA (Registered)	5,231	11,492,485
Sika AG (Registered)	29,168	8,187,053
UBS Group AG (Registered)	831,782	17,564,039

		89,077,077

Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	186,925	17,387,764

United Kingdom (8.7%)
Croda International plc	64,248	5,160,645
Diageo plc	440,586	19,663,533
Hiscox Ltd.	352,108	4,826,219
IMI plc	860,299	16,288,871
Intertek Group plc	203,115	10,180,358
NatWest Group plc	3,949,413	12,904,251
Ocado Group plc*	168,129	1,115,837
Reckitt Benckiser Group plc	194,403	14,769,687
Spirax-Sarco Engineering plc	60,760	8,916,744

		93,826,145

United States (18.8%)
Agilent Technologies, Inc.	70,012	9,685,460
Analog Devices, Inc.	102,696	20,253,705
ANSYS, Inc.*	30,076	10,009,293
Bruker Corp.	142,661	11,247,393
Cadence Design Systems, Inc.*	126,788	26,636,891
Experian plc	470,452	15,485,031
Haleon plc	2,834,157	11,306,990
Nestle SA (Registered)	342,257	41,781,643
Roche Holding AG	59,167	16,932,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	242,454	$40,530,783

		203,870,038

Total Common Stocks (98.2%) (Cost $908,542,054)		1,063,371,164

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)†
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	222,162

Total Investments in Securities (98.2%) (Cost $908,542,054)		1,063,593,326
Other Assets Less Liabilities (1.8%)		19,346,691

Net Assets (100%)		$1,082,940,017

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $13,248,302 or 1.2% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2023	Market Value	% of Net Assets
Industrials	$219,023,436	20.2%
Information Technology	198,554,008	18.3
Consumer Staples	185,652,280	17.1
Financials	159,200,183	14.7
Materials	128,458,103	11.9
Health Care	61,506,404	5.7
Energy	54,241,836	5.0
Consumer Discretionary	45,343,273	4.2
Real Estate	11,613,803	1.1
Cash and Other	19,346,691	1.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$31,413,729	$—	$31,413,729
Brazil	13,761,599	—	—	13,761,599
Canada	44,813,719	—	—	44,813,719
Denmark	—	16,692,508	—	16,692,508
France	—	134,362,966	—	134,362,966
Germany	—	112,463,976	—	112,463,976
Ireland	10,617,808	42,113,564	—	52,731,372
Israel	4,045,631	—	—	4,045,631
Japan	—	145,115,185	—	145,115,185
Netherlands	—	32,482,207	—	32,482,207
Portugal	—	3,528,700	—	3,528,700
South Korea	—	25,071,156	—	25,071,156
Spain	—	28,026,366	—	28,026,366
Sweden	—	14,701,026	—	14,701,026
Switzerland	—	89,077,077	—	89,077,077
Taiwan	17,387,764	—	—	17,387,764
United Kingdom	—	93,826,145	—	93,826,145
United States	77,832,742	126,037,296	—	203,870,038
Warrant
Switzerland	—	222,162	—	222,162

Total Assets	$168,459,263	$895,134,063	$—	$1,063,593,326

Total Liabilities	$—	$—	$—	$—

Total	$168,459,263	$895,134,063	$—	$1,063,593,326

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,932,644
Aggregate gross unrealized depreciation	(61,289,083)

Net unrealized appreciation	$154,643,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$908,949,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (1.7%)
Take-Two Interactive Software, Inc.*	57,746	$6,889,098

Total Communication Services		6,889,098

Consumer Discretionary (12.3%)
Diversified Consumer Services (1.8%)
Bright Horizons Family Solutions, Inc.*	94,007	7,237,599

Hotels, Restaurants & Leisure (2.9%)
Chipotle Mexican Grill, Inc.*	3,266	5,579,275
Hyatt Hotels Corp., Class A*	52,607	5,880,937

		11,460,212

Specialty Retail (5.7%)
O’Reilly Automotive, Inc.*	13,962	11,853,459
Ulta Beauty, Inc.*	20,329	11,092,925

		22,946,384

Textiles, Apparel & Luxury Goods (1.9%)
Lululemon Athletica, Inc.*	20,553	7,485,197

Total Consumer Discretionary		49,129,392

Consumer Staples (2.0%)
Household Products (2.0%)
Church & Dwight Co., Inc.	90,123	7,967,774

Total Consumer Staples		7,967,774

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Diamondback Energy, Inc.	46,876	6,336,229

Total Energy		6,336,229

Financials (11.8%)
Capital Markets (7.9%)
Morningstar, Inc.	23,534	4,778,108
MSCI, Inc.	30,490	17,064,948
Nasdaq, Inc.	178,495	9,758,322

		31,601,378

Insurance (3.9%)
Arthur J Gallagher & Co.	80,967	15,489,797

Total Financials		47,091,175

Health Care (17.4%)
Biotechnology (2.3%)
Ascendis Pharma A/S (ADR)*	41,076	4,404,169
Legend Biotech Corp. (ADR)*	98,664	4,757,578

		9,161,747

Health Care Equipment & Supplies (2.8%)
STERIS plc	59,197	11,323,202

Life Sciences Tools & Services (12.3%)
Agilent Technologies, Inc.	73,978	10,234,117
ICON plc*	58,093	12,408,084
Mettler-Toledo International, Inc.*	5,269	8,062,676
PerkinElmer, Inc.	56,089	7,474,420
Waters Corp.*	34,857	10,792,773

		48,972,070

Total Health Care		69,457,019

Industrials (25.1%)
Aerospace & Defense (2.3%)
Howmet Aerospace, Inc.	218,792	9,270,217

Commercial Services & Supplies (4.3%)
Copart, Inc.*	138,708	10,432,229
Waste Connections, Inc.	48,168	6,698,724

		17,130,953

Electrical Equipment (5.4%)
AMETEK, Inc.	77,876	11,317,719
Hubbell, Inc.	19,336	4,704,642
Rockwell Automation, Inc.	18,202	5,341,377

		21,363,738

Machinery (2.4%)
IDEX Corp.	41,011	9,474,771

Professional Services (10.7%)
CoStar Group, Inc.*	144,885	9,975,332
Equifax, Inc.	36,190	7,340,780
Verisk Analytics, Inc.	70,883	13,599,612
Wolters Kluwer NV	93,859	11,843,975

		42,759,699

Total Industrials		99,999,378

Information Technology (21.8%)
Electronic Equipment, Instruments & Components (1.3%)
Teledyne Technologies, Inc.*	11,751	5,256,927

IT Services (2.8%)
Gartner, Inc.*	33,877	11,036,110

Semiconductors & Semiconductor Equipment (5.2%)
Enphase Energy, Inc.*	26,547	5,582,303
Monolithic Power Systems, Inc.	30,251	15,141,836

		20,724,139

Software (12.5%)
Black Knight, Inc.*	91,316	5,256,149
Cadence Design Systems, Inc.*	121,501	25,526,145
Nice Ltd. (ADR)*	32,808	7,509,423
Synopsys, Inc.*	30,509	11,784,102

		50,075,819

Total Information Technology		87,092,995

Materials (3.5%)
Construction Materials (3.5%)
Vulcan Materials Co.	81,282	13,944,740

Total Materials		13,944,740

Real Estate (2.4%)
Specialized REITs (2.4%)
SBA Communications Corp. (REIT)	36,921	9,638,965

Total Real Estate		9,638,965

Total Investments in Securities (99.6%) (Cost $299,213,121)		397,546,765
Other Assets Less Liabilities (0.4%)		1,554,930

Net Assets (100%)		$399,101,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,889,098	$—	$—	$6,889,098
Consumer Discretionary	49,129,392	—	—	49,129,392
Consumer Staples	7,967,774	—	—	7,967,774
Energy	6,336,229	—	—	6,336,229
Financials	47,091,175	—	—	47,091,175
Health Care	69,457,019	—	—	69,457,019
Industrials	88,155,403	11,843,975	—	99,999,378
Information Technology	87,092,995	—	—	87,092,995
Materials	13,944,740	—	—	13,944,740
Real Estate	9,638,965	—	—	9,638,965

Total Assets	$385,702,790	$11,843,975	$—	$397,546,765

Total Liabilities	$—	$—	$—	$—

Total	$385,702,790	$11,843,975	$—	$397,546,765

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,214,905
Aggregate gross unrealized depreciation	(11,882,330)

Net unrealized appreciation	$98,332,575

Federal income tax cost of investments in securities and derivative instruments, if applicable	$299,214,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.0%)
Entertainment (1.7%)
Activision Blizzard, Inc.	52,002	$4,450,851
Take-Two Interactive Software, Inc.*	44,047	5,254,807

		9,705,658

Interactive Media & Services (11.8%)
Alphabet, Inc., Class A*	505,228	52,407,300
Meta Platforms, Inc., Class A*	45,622	9,669,127
Pinterest, Inc., Class A*	41,830	1,140,704
Tencent Holdings Ltd.	76,700	3,747,819

		66,964,950

Media (0.5%)
Charter Communications, Inc., Class A*	8,278	2,960,296

Total Communication Services		79,630,904

Consumer Discretionary (12.8%)
Automobile Components (0.8%)
Mobileye Global, Inc., Class A*	101,533	4,393,333

Broadline Retail (8.9%)
Amazon.com, Inc.*	486,829	50,284,567

Hotels, Restaurants & Leisure (3.1%)
Booking Holdings, Inc.*	6,693	17,752,580

Total Consumer Discretionary		72,430,480

Financials (20.0%)
Capital Markets (2.5%)
Charles Schwab Corp. (The)	4,953	259,438
FactSet Research Systems, Inc.	3,100	1,286,779
Morningstar, Inc.	9,253	1,878,636
MSCI, Inc.	7,994	4,474,162
S&P Global, Inc.	10,379	3,578,368
Tradeweb Markets, Inc., Class A	33,883	2,677,435

		14,154,818

Financial Services (14.5%)
Fidelity National Information Services, Inc.	63,675	3,459,463
FleetCor Technologies, Inc.*	35,268	7,436,258
Global Payments, Inc.	53,639	5,644,968
Mastercard, Inc., Class A	87,942	31,959,002
Nuvei Corp. (Non-Voting)(m)*	33,182	1,444,246
PayPal Holdings, Inc.*	101,466	7,705,328
Visa, Inc., Class A	58,450	13,178,137
WEX, Inc.*	62,420	11,478,414

		82,305,816

Insurance (3.0%)
Aon plc, Class A	21,328	6,724,505
Arthur J Gallagher & Co.	54,437	10,414,343

		17,138,848

Total Financials		113,599,482

Industrials (3.7%)
Industrial Conglomerates (1.4%)
Hitachi Ltd.	147,400	8,102,139

Professional Services (2.3%)
Dun & Bradstreet Holdings, Inc.	244,673	2,872,461
Equifax, Inc.	13,900	2,819,476
TaskUS, Inc., Class A*	57,373	828,466
TransUnion	23,151	1,438,603
Verisk Analytics, Inc.	26,638	5,110,767

		13,069,773

Total Industrials		21,171,912

Information Technology (45.9%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	25,384	4,260,958

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	79,956	6,534,004

IT Services (5.2%)
Accenture plc, Class A	48,133	13,756,893
Endava plc (ADR)*	50,297	3,378,953
Gartner, Inc.*	15,591	5,079,080
Shopify, Inc., Class A*	108,599	5,206,236
Thoughtworks Holding, Inc.*	249,884	1,839,146

		29,260,308

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Micro Devices, Inc.*	42,940	4,208,549
Enphase Energy, Inc.*	9,360	1,968,221
KLA Corp.	17,823	7,114,407
Lam Research Corp.	3,998	2,119,420
Marvell Technology, Inc.	171,924	7,444,309
NVIDIA Corp.	84,569	23,490,731

		46,345,637

Software (30.2%)
Adobe, Inc.*	40,028	15,425,590
Atlassian Corp., Class A*	14,630	2,504,217
Black Knight, Inc.*	92,335	5,314,803
Constellation Software, Inc.	3,861	7,258,937
Descartes Systems Group, Inc. (The)*	66,754	5,387,737
Freshworks, Inc., Class A*	35,593	546,709
HubSpot, Inc.*	9,120	3,910,200
Intuit, Inc.	33,758	15,050,329
Microsoft Corp.	267,795	77,205,299
Palo Alto Networks, Inc.*	31,013	6,194,537
Paycor HCM, Inc.*	66,154	1,754,404
Q2 Holdings, Inc.*	41,897	1,031,504
Rakus Co. Ltd.	67,000	972,076
RingCentral, Inc., Class A*	48,772	1,495,837
Salesforce, Inc.*	71,567	14,297,655
ServiceNow, Inc.*	21,746	10,105,801
Topicus.com, Inc.*	41,208	2,944,779

		171,400,414

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.	15,186	2,504,171

Total Information Technology		260,305,492

Total Common Stocks (96.4%) (Cost $449,315,318)		547,138,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	12,859,171	$12,863,029

Total Short-Term Investment (2.3%) (Cost $12,866,316)		12,863,029

Total Investments in Securities (98.7%) (Cost $462,181,634)		560,001,299
Other Assets Less Liabilities (1.3%)		7,321,888

Net Assets (100%)		$567,323,187

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,444,246 or 0.3% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$75,883,085	$3,747,819	$—	$79,630,904
Consumer Discretionary	72,430,480	—	—	72,430,480
Financials	113,599,482	—	—	113,599,482
Industrials	13,069,773	8,102,139	—	21,171,912
Information Technology	259,333,416	972,076	—	260,305,492
Short-Term Investment
Investment Company	12,863,029	—	—	12,863,029

Total Assets	$547,179,265	$12,822,034	$—	$560,001,299

Total Liabilities	$—	$—	$—	$—

Total	$547,179,265	$12,822,034	$—	$560,001,299

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,991,615
Aggregate gross unrealized depreciation	(39,688,892)

Net unrealized appreciation	$97,302,723

Federal income tax cost of investments in securities and derivative instruments, if applicable	$462,698,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (3.5%)
Cellnex Telecom SA(m)	169,083	$6,581,690
Hellenic Telecommunications Organization SA	79,843	1,168,893

		7,750,583

Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc., Class B	45,304	2,099,773
Vodafone Group plc	457,144	505,276

		2,605,049

Total Communication Services		10,355,632

Real Estate (1.7%)
Specialized REITs (1.7%)
SBA Communications Corp. (REIT)	13,808	3,604,854

Total Real Estate		3,604,854

Utilities (92.5%)
Electric Utilities (56.7%)
Alliant Energy Corp.	97,971	5,231,651
American Electric Power Co., Inc.	79,680	7,250,083
CLP Holdings Ltd.	247,000	1,785,437
Constellation Energy Corp.	63,672	4,998,252
Edison International	110,313	7,786,995
EDP - Energias de Portugal SA	581,117	3,166,549
Enel SpA	837,453	5,114,569
Energisa SA	142,400	1,132,244
Entergy Corp.	22,128	2,384,071
Equatorial Energia SA	235,600	1,252,734
Evergy, Inc.	74,570	4,557,718
Exelon Corp.	80,569	3,375,035
Iberdrola SA	360,587	4,491,568
NextEra Energy, Inc.	331,974	25,588,556
Orsted A/S(m)	14,657	1,250,244
PG&E Corp.*	860,930	13,921,238
Pinnacle West Capital Corp.	39,953	3,165,876
Portland General Electric Co.	55,160	2,696,772
PPL Corp.	244,739	6,801,297
Southern Co. (The)	151,329	10,529,472
SSE plc	222,983	4,966,850
Xcel Energy, Inc.	41,469	2,796,669

		124,243,880

Gas Utilities (1.9%)
Atmos Energy Corp.	28,056	3,152,372
China Resources Gas Group Ltd.	270,600	1,000,577

		4,152,949

Independent Power and Renewable Electricity Producers (8.8%)
AES Corp. (The)	175,627	4,229,098
EDP Renovaveis SA	339,346	7,780,457
RWE AG	169,680	7,294,319

		19,303,874

Multi-Utilities (25.1%)
Ameren Corp.	80,060	6,916,383
CenterPoint Energy, Inc.	96,794	2,851,551
Dominion Energy, Inc.	200,426	11,205,818
DTE Energy Co.	74,532	8,164,235
E.ON SE	432,515	5,395,087
National Grid plc	293,222	3,980,091
Public Service Enterprise Group, Inc.	52,830	3,299,234
Sempra Energy	68,043	10,285,380
Veolia Environnement SA	89,511	2,765,807

		54,863,586

Total Utilities		202,564,289

Total Investments in Securities (98.9%) (Cost $179,968,058)		216,524,775
Other Assets Less Liabilities (1.1%)		2,510,389

Net Assets (100%)		$219,035,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,831,934 or 3.6% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	1.1%
Canada	1.0
China	0.5
Denmark	0.6
France	1.3
Germany	5.8
Greece	0.5
Hong Kong	0.8
Italy	2.3
Portugal	1.4
Spain	8.6
United Kingdom	4.3
United States	70.7
Cash and Other	1.1

100.0%

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	200,109	USD	217,216	Brown Brothers Harriman & Co.	4/21/2023	8
EUR	65,359	USD	70,664	Citibank NA	4/21/2023	286
EUR	153,036	USD	161,759	HSBC Bank plc	4/21/2023	4,366
EUR	227,957	USD	244,855	State Street Bank & Trust	4/21/2023	2,598
EUR	1,422,609	USD	1,524,229	UBS AG	4/21/2023	20,050
GBP	409,601	USD	489,052	State Street Bank & Trust	4/21/2023	16,410
USD	1,076,007	CAD	1,440,418	HSBC Bank plc	4/21/2023	9,957
USD	283,177	CAD	381,745	Merrill Lynch International	4/21/2023	649
USD	10,904	CAD	14,668	State Street Bank & Trust	4/21/2023	49
USD	24,555,353	EUR	22,617,466	HSBC Bank plc	4/21/2023	3,495
USD	48,222	GBP	38,799	HSBC Bank plc	4/21/2023	343
USD	5,860,847	GBP	4,715,471	Morgan Stanley	4/21/2023	41,787

Total unrealized appreciation						99,998

CAD	64,831	USD	48,197	State Street Bank & Trust	4/21/2023	(215)
EUR	216,669	USD	236,310	Brown Brothers Harriman & Co.	4/21/2023	(1,111)
EUR	264,622	USD	289,986	Morgan Stanley	4/21/2023	(2,731)
USD	1,774	CAD	2,438	Merrill Lynch International	4/21/2023	(31)
USD	373,863	EUR	350,949	Morgan Stanley	4/21/2023	(7,101)
USD	4,296,041	EUR	3,959,047	State Street Bank & Trust	4/21/2023	(1,610)
USD	106,165	GBP	87,912	Brown Brothers Harriman & Co.	4/21/2023	(2,321)
USD	302,053	GBP	251,784	State Street Bank & Trust	4/21/2023	(8,658)

Total unrealized depreciation						(23,778)

Net unrealized appreciation						76,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,099,773	$8,255,859	$—	$10,355,632
Real Estate	3,604,854	—	—	3,604,854
Utilities	153,572,734	48,991,555	—	202,564,289
Forward Currency Contracts	—	99,998	—	99,998

Total Assets	$159,277,361	$57,347,412	$—	$216,624,773

Liabilities:
Forward Currency Contracts	$—	$(23,778)	$—	$(23,778)

Total Liabilities	$—	$(23,778)	$—	$(23,778)

Total	$159,277,361	$57,323,634	$—	$216,600,995

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,799,164
Aggregate gross unrealized depreciation	(4,093,124)

Net unrealized appreciation	$36,706,040

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,894,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Parent, Inc.*	222,621	$5,069,080
Iridium Communications, Inc.	125,456	7,769,490

		12,838,570

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	43,282	3,949,915

Interactive Media & Services (0.2%)
TripAdvisor, Inc.*	104,628	2,077,912
Ziff Davis, Inc.*	47,122	3,677,872

		5,755,784

Media (1.0%)
Cable One, Inc.	4,815	3,380,130
John Wiley & Sons, Inc., Class A	42,743	1,657,146
New York Times Co. (The), Class A	164,391	6,391,522
Nexstar Media Group, Inc., Class A	37,652	6,500,995
TEGNA, Inc.	222,778	3,767,176

		21,696,969

Total Communication Services		44,241,238

Consumer Discretionary (15.0%)
Automobile Components (1.9%)
Adient plc(x)*	95,243	3,901,153
Autoliv, Inc.	77,454	7,231,105
Dana, Inc.	127,394	1,917,280
Fox Factory Holding Corp.*	42,204	5,122,299
Gentex Corp.	234,232	6,565,523
Goodyear Tire & Rubber Co. (The)*	282,439	3,112,478
Lear Corp.	59,042	8,235,769
Visteon Corp.*	28,101	4,407,080

		40,492,687

Automobiles (0.4%)
Harley-Davidson, Inc.	132,829	5,043,517
Thor Industries, Inc.	53,439	4,255,882

		9,299,399

Broadline Retail (0.6%)
Kohl’s Corp.	110,319	2,596,909
Macy’s, Inc.	270,708	4,734,683
Nordstrom, Inc.(x)	111,889	1,820,434
Ollie’s Bargain Outlet Holdings, Inc.*	57,796	3,348,700

		12,500,726

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	3,833	2,283,855
Grand Canyon Education, Inc.*	30,625	3,488,188
H&R Block, Inc.	152,050	5,359,762
Service Corp. International	153,577	10,563,026

		21,694,831

Hotels, Restaurants & Leisure (3.4%)
Aramark	260,125	9,312,475
Boyd Gaming Corp.	79,207	5,078,753
Choice Hotels International, Inc.	27,674	3,243,116
Churchill Downs, Inc.	32,866	8,448,205
Hilton Grand Vacations, Inc.*	79,271	3,522,011
Light & Wonder, Inc.*	93,534	5,616,717
Marriott Vacations Worldwide Corp.	38,263	5,160,148
Papa John’s International, Inc.	32,101	2,405,328
Penn Entertainment, Inc.*	154,887	4,593,948
Texas Roadhouse, Inc.	66,815	7,220,029
Travel + Leisure Co.	81,160	3,181,472
Wendy’s Co. (The)	170,167	3,706,237
Wingstop, Inc.	29,872	5,483,902
Wyndham Hotels & Resorts, Inc.	88,192	5,983,827

		72,956,168

Household Durables (1.5%)
Helen of Troy Ltd.*	23,956	2,279,893
KB Home	81,504	3,274,831
Leggett & Platt, Inc.	132,402	4,220,976
Taylor Morrison Home Corp., Class A*	108,185	4,139,158
Tempur Sealy International, Inc.	170,146	6,719,066
Toll Brothers, Inc.	102,678	6,163,760
TopBuild Corp.*	31,925	6,644,869

		33,442,553

Leisure Products (1.1%)
Brunswick Corp.	72,399	5,936,718
Mattel, Inc.*	353,874	6,514,820
Polaris, Inc.	54,400	6,018,272
Topgolf Callaway Brands Corp.*	138,429	2,992,835
YETI Holdings, Inc.*	86,119	3,444,760

		24,907,405

Specialty Retail (2.9%)
AutoNation, Inc.*	34,154	4,588,931
Dick’s Sporting Goods, Inc.	59,752	8,478,211
Five Below, Inc.*	55,432	11,417,329
Foot Locker, Inc.	79,203	3,143,567
GameStop Corp., Class A(x)*	252,423	5,810,778
Gap, Inc. (The)(x)	211,413	2,122,587
Lithia Motors, Inc., Class A	27,298	6,249,331
Murphy USA, Inc.	19,981	5,156,097
RH(x)*	18,654	4,543,182
Victoria’s Secret & Co.*	80,706	2,756,110
Williams-Sonoma, Inc.	66,468	8,086,497

		62,352,620

Textiles, Apparel & Luxury Goods (2.2%)
Capri Holdings Ltd.*	125,522	5,899,534
Carter’s, Inc.	38,105	2,740,512
Columbia Sportswear Co.	35,352	3,190,164
Crocs, Inc.*	61,653	7,795,405
Deckers Outdoor Corp.*	26,320	11,832,156
PVH Corp.	63,276	5,641,688
Skechers USA, Inc., Class A*	134,012	6,368,250
Under Armour, Inc., Class A*	188,423	1,788,135
Under Armour, Inc., Class C*	189,291	1,614,652

		46,870,496

Total Consumer Discretionary		324,516,885

Consumer Staples (4.3%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	9,413	3,094,053
Celsius Holdings, Inc.*	40,339	3,749,106
Coca-Cola Consolidated, Inc.	4,596	2,459,228

		9,302,387

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	134,234	10,211,180
Casey’s General Stores, Inc.	37,204	8,053,178
Grocery Outlet Holding Corp.*	88,392	2,497,958
Performance Food Group Co.*	155,907	9,407,429
Sprouts Farmers Market, Inc.*	105,694	3,702,461
US Foods Holding Corp.*	204,346	7,548,541

		41,420,747

Food Products (1.5%)
Darling Ingredients, Inc.*	160,032	9,345,869
Flowers Foods, Inc.	191,845	5,258,472
Ingredion, Inc.	65,596	6,673,081
Lancaster Colony Corp.	19,822	4,021,487
Pilgrim’s Pride Corp.*	44,862	1,039,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	53,536	$4,811,280

		31,150,090

Household Products (0.1%)
Energizer Holdings, Inc.	66,328	2,301,582

Personal Care Products (0.4%)
BellRing Brands, Inc.*	133,374	4,534,716
Coty, Inc., Class A*	366,070	4,414,804

		8,949,520

Total Consumer Staples		93,124,326

Energy (3.8%)
Energy Equipment & Services (0.8%)
ChampionX Corp.	198,341	5,380,992
NOV, Inc.	392,220	7,259,992
Valaris Ltd.*	60,053	3,907,048

		16,548,032

Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	334,440	3,508,276
Antero Resources Corp.*	275,714	6,366,236
Chord Energy Corp.	41,544	5,591,822
CNX Resources Corp.*	169,873	2,721,366
DT Midstream, Inc.	96,606	4,769,438
Equitrans Midstream Corp.	432,136	2,497,746
HF Sinclair Corp.	134,289	6,496,902
Matador Resources Co.	112,086	5,340,898
Murphy Oil Corp.	145,910	5,395,752
PBF Energy, Inc., Class A	114,124	4,948,417
PDC Energy, Inc.	92,008	5,905,073
Range Resources Corp.	241,275	6,386,549
Southwestern Energy Co.*	1,101,936	5,509,680

		65,438,155

Total Energy		81,986,187

Financials (14.4%)
Banks (6.0%)
Associated Banc-Corp.	150,135	2,699,427
Bank of Hawaii Corp.	39,776	2,071,534
Bank OZK	109,982	3,761,384
Cadence Bank	182,165	3,781,745
Cathay General Bancorp	72,633	2,507,291
Columbia Banking System, Inc.	207,656	4,447,991
Commerce Bancshares, Inc.	113,579	6,627,335
Cullen/Frost Bankers, Inc.	64,264	6,769,570
East West Bancorp, Inc.	140,737	7,810,903
First Financial Bankshares, Inc.	129,611	4,134,591
First Horizon Corp.	535,811	9,526,720
FNB Corp.	359,933	4,175,223
Fulton Financial Corp.	167,349	2,312,763
Glacier Bancorp, Inc.	110,613	4,646,852
Hancock Whitney Corp.	85,565	3,114,566
Home BancShares, Inc.	188,912	4,101,279
International Bancshares Corp.	52,718	2,257,385
New York Community Bancorp, Inc.	680,203	6,149,035
Old National Bancorp	292,467	4,217,374
PacWest Bancorp	117,545	1,143,713
Pinnacle Financial Partners, Inc.	76,386	4,213,452
Prosperity Bancshares, Inc.	91,178	5,609,271
SouthState Corp.	75,583	5,386,045
Synovus Financial Corp.	145,270	4,478,674
Texas Capital Bancshares, Inc.*	48,156	2,357,718
UMB Financial Corp.	43,422	2,506,318
United Bankshares, Inc.	134,068	4,719,194
Valley National Bancorp	419,664	3,877,695
Webster Financial Corp.	173,749	6,849,186
Wintrust Financial Corp.	60,674	4,426,168

		130,680,402

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	37,613	5,356,844
Evercore, Inc., Class A	35,678	4,116,528
Federated Hermes, Inc., Class B	84,410	3,388,217
Interactive Brokers Group, Inc., Class A	102,719	8,480,481
Janus Henderson Group plc	132,329	3,525,245
Jefferies Financial Group, Inc.	180,660	5,734,148
SEI Investments Co.	101,811	5,859,223
Stifel Financial Corp.	105,191	6,215,736

		42,676,422

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	37,441	3,570,748
Navient Corp.	101,249	1,618,972
SLM Corp.	240,341	2,977,825

		8,167,545

Financial Services (1.5%)
Essent Group Ltd.	107,522	4,306,256
Euronet Worldwide, Inc.*	47,044	5,264,224
MGIC Investment Corp.	292,996	3,932,006
Voya Financial, Inc.	96,855	6,921,258
Western Union Co. (The)	372,944	4,158,326
WEX, Inc.*	43,528	8,004,364

		32,586,434

Insurance (3.9%)
American Financial Group, Inc.	69,760	8,475,840
Brighthouse Financial, Inc.*	68,176	3,007,243
CNO Financial Group, Inc.	114,172	2,533,477
First American Financial Corp.	103,387	5,754,520
Hanover Insurance Group, Inc. (The)	35,547	4,567,790
Kemper Corp.	63,864	3,490,806
Kinsale Capital Group, Inc.	21,663	6,502,149
Old Republic International Corp.	275,431	6,877,512
Primerica, Inc.	36,843	6,345,838
Reinsurance Group of America, Inc.	66,577	8,838,763
RenaissanceRe Holdings Ltd.	43,655	8,745,843
RLI Corp.	40,408	5,370,627
Selective Insurance Group, Inc.	60,249	5,743,537
Unum Group	186,726	7,386,881

		83,640,826

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)(x)	467,612	8,936,065
Starwood Property Trust, Inc. (REIT)(x)	309,123	5,468,386

		14,404,451

Total Financials		312,156,080

Health Care (9.3%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	108,148	2,746,959
Exelixis, Inc.*	323,604	6,281,153
Halozyme Therapeutics, Inc.*	135,011	5,156,070
Neurocrine Biosciences, Inc.*	96,444	9,762,062
United Therapeutics Corp.*	45,509	10,192,196

		34,138,440

Health Care Equipment & Supplies (3.6%)
Enovis Corp.*	47,579	2,545,001
Envista Holdings Corp.*	162,957	6,661,682
Globus Medical, Inc., Class A*	77,742	4,403,307
Haemonetics Corp.*	50,373	4,168,366
ICU Medical, Inc.*	20,115	3,318,170
Inari Medical, Inc.*	48,216	2,976,856
Integra LifeSciences Holdings Corp.*	72,552	4,165,210
Lantheus Holdings, Inc.*	68,729	5,674,266
LivaNova plc*	53,443	2,329,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Masimo Corp.*	48,288	$8,911,067
Neogen Corp.*	215,832	3,997,209
Omnicell, Inc.*	44,583	2,615,685
Penumbra, Inc.*	37,923	10,568,761
QuidelOrtho Corp.*	53,417	4,758,921
Shockwave Medical, Inc.*	36,088	7,824,961
STAAR Surgical Co.*	48,134	3,078,169

		77,996,677

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	90,841	6,563,262
Amedisys, Inc.*	32,443	2,386,183
Chemed Corp.	14,848	7,984,512
Encompass Health Corp.	99,639	5,390,470
HealthEquity, Inc.*	84,514	4,961,817
Option Care Health, Inc.*	167,099	5,308,735
Patterson Cos., Inc.	86,261	2,309,207
Progyny, Inc.*	75,123	2,412,951
R1 RCM, Inc.(x)*	137,244	2,058,660
Tenet Healthcare Corp.*	107,962	6,415,102

		45,790,899

Life Sciences Tools & Services (1.4%)
Azenta, Inc.*	69,000	3,078,780
Bruker Corp.	99,867	7,873,514
Medpace Holdings, Inc.*	25,154	4,730,209
Repligen Corp.*	51,561	8,680,810
Sotera Health Co.(x)*	98,592	1,765,783
Syneos Health, Inc.*	102,750	3,659,955

		29,789,051

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	62,872	9,200,060
Perrigo Co. plc	134,439	4,822,327

		14,022,387

Total Health Care		201,737,454

Industrials (21.7%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	67,506	15,178,724
Curtiss-Wright Corp.	38,251	6,742,121
Hexcel Corp.	84,159	5,743,852
Mercury Systems, Inc.*	58,021	2,966,034
Woodward, Inc.	59,639	5,807,049

		36,437,780

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	118,462	5,977,593

Building Products (3.2%)
Advanced Drainage Systems, Inc.	62,456	5,259,420
Builders FirstSource, Inc.*	146,957	13,046,842
Carlisle Cos., Inc.	51,639	11,674,029
Fortune Brands Innovations, Inc.	128,052	7,520,494
Lennox International, Inc.	32,230	8,098,754
Owens Corning	93,317	8,939,769
Simpson Manufacturing Co., Inc.	42,535	4,663,537
Trex Co., Inc.*	109,574	5,332,967
UFP Industries, Inc.	61,546	4,891,061

		69,426,873

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	46,381	3,098,251
Clean Harbors, Inc.*	50,214	7,158,508
MSA Safety, Inc.	36,791	4,911,598
Stericycle, Inc.*	92,046	4,014,126
Tetra Tech, Inc.	53,147	7,807,826

		26,990,309

Construction & Engineering (2.0%)
AECOM	138,743	11,698,810
EMCOR Group, Inc.	47,584	7,736,682
Fluor Corp.*	141,876	4,385,387
MasTec, Inc.*	59,162	5,587,259
MDU Resources Group, Inc.	203,048	6,188,903
Valmont Industries, Inc.	21,302	6,801,303

		42,398,344

Electrical Equipment (2.1%)
Acuity Brands, Inc.	32,004	5,848,091
EnerSys	40,790	3,543,835
Hubbell, Inc.	53,522	13,022,438
nVent Electric plc	166,339	7,142,597
Regal Rexnord Corp.	66,053	9,295,639
SunPower Corp.(x)*	85,222	1,179,472
Sunrun, Inc.*	212,786	4,287,638
Vicor Corp.*	22,257	1,044,743

		45,364,453

Ground Transportation (1.9%)
Avis Budget Group, Inc.*	24,843	4,839,416
Hertz Global Holdings, Inc.*	160,964	2,622,104
Knight-Swift Transportation Holdings, Inc.	160,456	9,078,601
Landstar System, Inc.	35,874	6,430,773
Ryder System, Inc.	50,176	4,477,706
Saia, Inc.*	26,423	7,189,170
Werner Enterprises, Inc.	58,709	2,670,672
XPO, Inc.*	114,828	3,663,013

		40,971,455

Machinery (4.7%)
AGCO Corp.	61,824	8,358,605
Chart Industries, Inc.*	42,495	5,328,873
Crane Holdings Co.	47,651	5,408,388
Donaldson Co., Inc.	121,506	7,939,202
Esab Corp.	51,589	3,047,362
Flowserve Corp.	130,501	4,437,034
Graco, Inc.	168,278	12,285,977
ITT, Inc.	82,577	7,126,395
Lincoln Electric Holdings, Inc.	57,652	9,748,953
Middleby Corp. (The)*	53,804	7,888,204
Oshkosh Corp.	65,297	5,431,404
Terex Corp.	67,399	3,260,764
Timken Co. (The)	66,098	5,401,529
Toro Co. (The)	104,522	11,618,666
Watts Water Technologies, Inc., Class A	27,275	4,590,928

		101,872,284

Marine Transportation (0.2%)
Kirby Corp.*	59,807	4,168,548

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	323,395	2,354,316

Professional Services (3.1%)
ASGN, Inc.*	49,826	4,119,115
CACI International, Inc., Class A*	23,473	6,954,581
Concentrix Corp.	42,633	5,182,041
ExlService Holdings, Inc.*	33,016	5,342,979
Exponent, Inc.	50,573	5,041,622
FTI Consulting, Inc.*	34,372	6,783,314
Genpact Ltd.	168,039	7,766,763
Insperity, Inc.	35,528	4,318,428
KBR, Inc.	136,991	7,541,355
ManpowerGroup, Inc.	50,482	4,166,280
Maximus, Inc.	60,682	4,775,673
Science Applications International Corp.	54,548	5,861,728

		67,853,879

Trading Companies & Distributors (1.1%)
GATX Corp.(x)	35,148	3,866,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	47,247	$3,968,748
Univar Solutions, Inc.*	162,924	5,707,228
Watsco, Inc.	33,214	10,567,366

		24,110,325

Total Industrials		467,926,159

Information Technology (10.3%)
Communications Equipment (0.7%)
Calix, Inc.*	56,848	3,046,484
Ciena Corp.*	148,194	7,783,149
Lumentum Holdings, Inc.*	68,398	3,694,176

		14,523,809

Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc.*	58,197	7,267,059
Avnet, Inc.	91,242	4,124,139
Belden, Inc.	42,742	3,708,723
Cognex Corp.	172,672	8,555,898
Coherent Corp.*	138,756	5,283,829
IPG Photonics Corp.*	32,103	3,958,621
Jabil, Inc.	133,076	11,731,980
Littelfuse, Inc.	24,719	6,626,917
National Instruments Corp.	130,374	6,832,901
Novanta, Inc.*	35,637	5,669,490
TD SYNNEX Corp.	41,900	4,055,501
Vishay Intertechnology, Inc.	129,375	2,926,463
Vontier Corp.	157,757	4,313,076

		75,054,597

IT Services (0.1%)
Kyndryl Holdings, Inc.*	204,449	3,017,667

Semiconductors & Semiconductor Equipment (3.0%)
Allegro MicroSystems, Inc.*	65,015	3,120,070
Amkor Technology, Inc.	100,290	2,609,546
Cirrus Logic, Inc.*	55,175	6,035,041
Lattice Semiconductor Corp.*	136,855	13,069,652
MACOM Technology Solutions Holdings, Inc.*	51,559	3,652,440
MKS Instruments, Inc.	57,111	5,061,177
Power Integrations, Inc.	56,902	4,816,185
Silicon Laboratories, Inc.*	31,852	5,576,967
SiTime Corp.(x)*	16,055	2,283,503
Synaptics, Inc.*	39,337	4,372,308
Universal Display Corp.	43,394	6,731,711
Wolfspeed, Inc.(x)*	124,232	8,068,868

		65,397,468

Software (2.7%)
ACI Worldwide, Inc.*	112,206	3,027,318
Aspen Technology, Inc.*	29,104	6,661,032
Blackbaud, Inc.*	44,535	3,086,276
CommVault Systems, Inc.*	44,486	2,524,136
Dynatrace, Inc.*	216,466	9,156,512
Envestnet, Inc.*	55,243	3,241,107
Manhattan Associates, Inc.*	62,403	9,663,105
NCR Corp.*	137,794	3,250,560
Paylocity Holding Corp.*	41,209	8,191,525
Qualys, Inc.*	34,518	4,488,030
Teradata Corp.*	101,648	4,094,381

		57,383,982

Technology Hardware, Storage & Peripherals (0.3%)
Super Micro Computer, Inc.*	46,595	4,964,697
Xerox Holdings Corp.	111,995	1,724,723

		6,689,420

Total Information Technology		222,066,943

Materials (6.9%)
Chemicals (2.9%)
Ashland, Inc.	49,856	5,120,710
Avient Corp.	85,360	3,513,418
Axalta Coating Systems Ltd.*	220,271	6,672,009
Cabot Corp.	56,240	4,310,234
Chemours Co. (The)	148,115	4,434,563
Ingevity Corp.*	35,077	2,508,707
NewMarket Corp.	6,685	2,439,891
Olin Corp.	122,855	6,818,452
RPM International, Inc.	128,898	11,245,062
Scotts Miracle-Gro Co. (The)(x)	40,787	2,844,485
Sensient Technologies Corp.	41,975	3,213,606
Valvoline, Inc.	171,680	5,998,499
Westlake Corp.	34,384	3,987,856

		63,107,492

Construction Materials (0.3%)
Eagle Materials, Inc.	35,998	5,282,707

Containers & Packaging (0.9%)
AptarGroup, Inc.	65,187	7,704,452
Greif, Inc., Class A	25,568	1,620,244
Silgan Holdings, Inc.	83,535	4,483,323
Sonoco Products Co.	97,366	5,939,326

		19,747,345

Metals & Mining (2.6%)
Alcoa Corp.	176,705	7,520,565
Cleveland-Cliffs, Inc.*	514,535	9,431,426
Commercial Metals Co.	116,948	5,718,757
MP Materials Corp.(x)*	92,184	2,598,667
Reliance Steel & Aluminum Co.	58,604	15,045,991
Royal Gold, Inc.	65,546	8,501,972
United States Steel Corp.	226,266	5,905,543
Worthington Industries, Inc.	30,276	1,957,343

		56,680,264

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	71,588	3,880,785

Total Materials		148,698,593

Real Estate (7.6%)
Health Care REITs (1.2%)
Healthcare Realty Trust, Inc. (REIT)	380,005	7,345,497
Medical Properties Trust, Inc. (REIT)(x)	598,091	4,916,308
Omega Healthcare Investors, Inc. (REIT)	233,903	6,411,281
Physicians Realty Trust (REIT)	227,921	3,402,861
Sabra Health Care REIT, Inc. (REIT)	230,633	2,652,279

		24,728,226

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	224,508	2,774,919

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	43,511	7,193,238
First Industrial Realty Trust, Inc. (REIT)	131,938	7,019,102
Rexford Industrial Realty, Inc. (REIT)	188,832	11,263,829

		25,476,169

Office REITs (0.8%)
Corporate Office Properties Trust (REIT)	112,255	2,661,566
Cousins Properties, Inc. (REIT)	151,305	3,234,901
Douglas Emmett, Inc. (REIT)(x)	175,527	2,164,248
Highwoods Properties, Inc. (REIT)	105,054	2,436,202
Kilroy Realty Corp. (REIT)	105,221	3,409,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	160,886	$2,472,818

		16,378,895

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	47,393	6,895,207

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT)	148,510	5,318,143
Independence Realty Trust, Inc. (REIT)	223,507	3,582,817

		8,900,960

Retail REITs (1.5%)
Agree Realty Corp. (REIT)	88,441	6,067,937
Brixmor Property Group, Inc. (REIT)	299,466	6,444,508
Kite Realty Group Trust (REIT)	218,772	4,576,710
Macerich Co. (The) (REIT)	214,920	2,278,152
National Retail Properties, Inc. (REIT)	181,190	7,999,539
Spirit Realty Capital, Inc. (REIT)	139,452	5,555,768

		32,922,614

Specialized REITs (2.1%)
CubeSmart (REIT)	224,240	10,364,373
EPR Properties (REIT)(x)	74,909	2,854,033
Lamar Advertising Co. (REIT), Class A	87,133	8,703,715
Life Storage, Inc. (REIT)	84,872	11,125,871
National Storage Affiliates Trust (REIT)	84,378	3,525,313
PotlatchDeltic Corp. (REIT)	80,656	3,992,472
Rayonier, Inc. (REIT)	147,063	4,891,315

		45,457,092

Total Real Estate		163,534,082

Utilities (3.7%)
Electric Utilities (1.3%)
ALLETE, Inc.	57,077	3,674,046
Hawaiian Electric Industries, Inc.	109,307	4,197,389
IDACORP, Inc.	50,487	5,469,257
OGE Energy Corp.	199,905	7,528,422
PNM Resources, Inc.	85,707	4,172,217
Portland General Electric Co.	89,140	4,358,055

		29,399,386

Gas Utilities (1.4%)
National Fuel Gas Co.	91,658	5,292,333
New Jersey Resources Corp.	96,743	5,146,728
ONE Gas, Inc.	54,060	4,283,174
Southwest Gas Holdings, Inc.	61,610	3,847,544
Spire, Inc.	52,468	3,680,106
UGI Corp.	209,245	7,273,356

		29,523,241

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	48,689	4,127,366

Multi-Utilities (0.3%)
Black Hills Corp.	64,981	4,100,301
NorthWestern Corp.	57,693	3,338,117

		7,438,418

Water Utilities (0.5%)
Essential Utilities, Inc.	238,329	10,403,061

Total Utilities		80,891,472

Total Common Stocks (99.0%) (Cost $1,495,253,433)		2,140,879,419

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $13,050,579, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $13,306,268.(xx)	$13,045,360	13,045,360
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $2,041,088.(xx)	2,000,000	2,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $8,405,775, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $9,264,797.(xx)	8,400,000	8,400,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $2,040,816.(xx)	2,000,000	2,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $1,000,803, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $1,000,411, collateralized by various Common Stocks; total market value $1,111,624.(xx)	1,000,000	1,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $7,703,163, collateralized by various Common Stocks; total market value $8,559,504.(xx)	7,700,000	7,700,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $3,014,758, collateralized by various Common Stocks; total market value $3,350,264.(xx)	3,013,528	3,013,528

Total Repurchase Agreements		38,158,888

Total Short-Term Investments (1.8%) (Cost $38,158,888)		38,158,888

Total Investments in Securities (100.8%) (Cost $1,533,412,321)		2,179,038,307
Other Assets Less Liabilities (-0.8%)		(17,443,598)

Net Assets (100%)		$2,161,594,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $41,467,216. This was collateralized by $3,544,576 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/27/23 – 11/15/52 and by cash of $38,158,888 which was subsequently invested in joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	73	6/2023	USD	18,466,810	714,113

					714,113

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,241,238	$—	$—	$44,241,238
Consumer Discretionary	324,516,885	—	—	324,516,885
Consumer Staples	93,124,326	—	—	93,124,326
Energy	81,986,187	—	—	81,986,187
Financials	312,156,080	—	—	312,156,080
Health Care	201,737,454	—	—	201,737,454
Industrials	467,926,159	—	—	467,926,159
Information Technology	222,066,943	—	—	222,066,943
Materials	148,698,593	—	—	148,698,593
Real Estate	163,534,082	—	—	163,534,082
Utilities	80,891,472	—	—	80,891,472
Futures	714,113	—	—	714,113
Short-Term Investments
Repurchase Agreements	—	38,158,888	—	38,158,888

Total Assets	$2,141,593,532	$38,158,888	$—	$2,179,752,420

Total Liabilities	$—	$—	$—	$—

Total	$2,141,593,532	$38,158,888	$—	$2,179,752,420

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$801,022,405
Aggregate gross unrealized depreciation	(155,016,471)

Net unrealized appreciation	$646,005,934

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,533,746,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	32,002	$728,686
Lumen Technologies, Inc.	135,285	358,505

		1,087,191

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)*	69,699	349,192
Electronic Arts, Inc.	33,328	4,014,358
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	175,163
Liberty Media Corp.-Liberty Formula One, Class C*	74,056	5,541,610
Live Nation Entertainment, Inc.*	10,085	705,950
Madison Square Garden Sports Corp., Class A	1,186	231,092
Roku, Inc.*	11,206	737,579
Take-Two Interactive Software, Inc.*	3,795	452,743
Warner Bros Discovery, Inc.*	81,150	1,225,365

		13,433,052

Interactive Media & Services (0.3%)
Cargurus, Inc.*	77,851	1,454,257
IAC, Inc.*	9,983	515,123
Match Group, Inc.*	2,495	95,783
Pinterest, Inc., Class A*	60,911	1,661,043
Taboola.com Ltd.(x)*	439,875	1,196,460
TripAdvisor, Inc.*	12,017	238,657

		5,161,323

Media (0.8%)
Altice USA, Inc., Class A*	29,080	99,454
Cable One, Inc.	294	206,388
DISH Network Corp., Class A(x)*	33,090	308,730
Fox Corp., Class A	37,911	1,290,869
Fox Corp., Class B	17,976	562,829
Interpublic Group of Cos., Inc. (The)	50,779	1,891,010
Liberty Broadband Corp., Class A*	1,281	105,196
Liberty Broadband Corp., Class C*	8,347	681,950
Liberty Media Corp.-Liberty SiriusXM, Class A*	6,920	194,383
Liberty Media Corp.-Liberty SiriusXM, Class C*	14,757	413,048
New York Times Co. (The), Class A	21,250	826,200
News Corp., Class A	49,299	851,394
News Corp., Class B	15,922	277,520
Nexstar Media Group, Inc., Class A	4,299	742,265
Omnicom Group, Inc.	26,057	2,458,217
Paramount Global, Class A(x)	1,458	37,675
Paramount Global, Class B(x)	74,955	1,672,246
Sirius XM Holdings, Inc.(x)	90,650	359,880

		12,979,254

Total Communication Services		32,660,820

Consumer Discretionary (8.4%)
Automobile Components (0.9%)
Aptiv plc*	26,291	2,949,587
BorgWarner, Inc.	61,708	3,030,480
Gentex Corp.	160,426	4,496,741
Lear Corp.	7,663	1,068,912
QuantumScape Corp.(x)*	34,045	278,488
Visteon Corp.*	12,923	2,026,714

		13,850,922

Automobiles (0.1%)
Harley-Davidson, Inc.	17,766	674,575
Lucid Group, Inc.(x)*	4,508	36,244
Rivian Automotive, Inc., Class A(x)*	67,649	1,047,207
Thor Industries, Inc.	6,689	532,712

		2,290,738

Broadline Retail (0.3%)
eBay, Inc.	61,265	2,718,328
Kohl’s Corp.	14,147	333,020
Macy’s, Inc.	35,240	616,348
Nordstrom, Inc.(x)	1,725	28,066
Ollie’s Bargain Outlet Holdings, Inc.*	7,557	437,852

		4,133,614

Distributors (0.3%)
Genuine Parts Co.	16,557	2,770,152
LKQ Corp.	32,285	1,832,496

		4,602,648

Diversified Consumer Services (0.1%)
ADT, Inc.	26,204	189,455
Bright Horizons Family Solutions, Inc.*	5,250	404,197
Grand Canyon Education, Inc.*	3,895	443,641
H&R Block, Inc.	3,558	125,420
Mister Car Wash, Inc.(x)*	1,508	12,999
Service Corp. International	19,572	1,346,162

		2,521,874

Hotels, Restaurants & Leisure (2.5%)
Aramark	30,604	1,095,623
Boyd Gaming Corp.	9,843	631,133
Caesars Entertainment, Inc.*	8,426	411,273
Carnival Corp.(x)*	126,436	1,283,325
Darden Restaurants, Inc.	4,296	666,567
Denny’s Corp.*	204,779	2,285,334
Domino’s Pizza, Inc.	1,200	395,844
DoorDash, Inc., Class A*	3,588	228,053
Hilton Worldwide Holdings, Inc.	9,451	1,331,362
Hyatt Hotels Corp., Class A*	6,184	691,309
Las Vegas Sands Corp.*	26,925	1,546,841
Marriott Vacations Worldwide Corp.	4,841	652,857
MGM Resorts International	41,153	1,828,016
Norwegian Cruise Line Holdings Ltd.(x)*	51,148	687,941
Penn Entertainment, Inc.*	19,737	585,400
Planet Fitness, Inc., Class A*	2,765	214,758
Red Rock Resorts, Inc., Class A	257,633	11,482,703
Royal Caribbean Cruises Ltd.*	28,628	1,869,408
Six Flags Entertainment Corp.*	5,105	136,355
Travel + Leisure Co.	2,887	113,171
Vail Resorts, Inc.	10,875	2,541,270
Wyndham Hotels & Resorts, Inc.	47,083	3,194,582
Wynn Resorts Ltd.*	11,749	1,314,831
Yum! Brands, Inc.	32,442	4,284,939

		39,472,895

Household Durables (1.6%)
DR Horton, Inc.	19,419	1,897,042
Garmin Ltd.	20,106	2,029,097
Leggett & Platt, Inc.	17,109	545,435
Lennar Corp., Class A	32,590	3,425,535
Lennar Corp., Class B	1,954	174,512
Meritage Homes Corp.	30,045	3,508,054
Mohawk Industries, Inc.*	6,850	686,507
Newell Brands, Inc.	49,168	611,650
NVR, Inc.*	1,637	9,121,675
PulteGroup, Inc.	18,064	1,052,770
Tempur Sealy International, Inc.	21,826	861,909
Toll Brothers, Inc.	6,787	407,424
TopBuild Corp.*	690	143,616
Whirlpool Corp.	6,852	904,601

		25,369,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.2%)
Brunswick Corp.	7,643	$626,726
Hasbro, Inc.	16,858	905,106
Mattel, Inc.*	24,048	442,724
Peloton Interactive, Inc., Class A*	40,646	460,926
Polaris, Inc.	1,804	199,576

		2,635,058

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	15,048	1,829,987
AutoNation, Inc.*	4,411	592,662
AutoZone, Inc.*	228	560,458
Bath & Body Works, Inc.	29,534	1,080,354
Best Buy Co., Inc.	17,636	1,380,370
Burlington Stores, Inc.*	5,672	1,146,311
CarMax, Inc.*	41,215	2,649,300
Dick’s Sporting Goods, Inc.	6,956	986,987
GameStop Corp., Class A(x)*	35,353	813,826
Gap, Inc. (The)(x)	26,120	262,245
Leslie’s, Inc.*	1,924	21,183
Lithia Motors, Inc., Class A	3,540	810,412
Monro, Inc.	53,678	2,653,304
O’Reilly Automotive, Inc.*	4,772	4,051,333
Penske Automotive Group, Inc.	3,374	478,467
Petco Health & Wellness Co., Inc.(x)*	11,185	100,665
RH(x)*	1,465	356,801
Ross Stores, Inc.	25,481	2,704,299
Victoria’s Secret & Co.*	3,276	111,875
Wayfair, Inc., Class A(x)*	3,909	134,235
Williams-Sonoma, Inc.	1,849	224,949

		22,950,023

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	15,878	746,266
Carter’s, Inc.	4,853	349,028
Columbia Sportswear Co.	24,292	2,192,110
Deckers Outdoor Corp.*	371	166,783
Hanesbrands, Inc.(x)	335,256	1,763,447
PVH Corp.	8,170	728,437
Ralph Lauren Corp.(x)	5,233	610,534
Skechers USA, Inc., Class A*	14,644	695,883
Steven Madden Ltd.	119,625	4,306,500
Tapestry, Inc.	26,547	1,144,441
Under Armour, Inc., Class A*	25,688	243,779
Under Armour, Inc., Class C*	23,853	203,466
VF Corp.	45,057	1,032,256
Wolverine World Wide, Inc.	119,607	2,039,299

		16,222,229

Total Consumer Discretionary		134,049,828

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	26,954
Brown-Forman Corp., Class A	2,586	168,581
Brown-Forman Corp., Class B	9,988	641,929
Molson Coors Beverage Co., Class B	22,649	1,170,500

		2,007,964

Consumer Staples Distribution & Retail (1.0%)
Albertsons Cos., Inc., Class A	30,283	629,281
BJ’s Wholesale Club Holdings, Inc.*	6,530	496,737
Casey’s General Stores, Inc.	4,784	1,035,545
Dollar Tree, Inc.*	18,726	2,688,117
Grocery Outlet Holding Corp.(x)*	10,484	296,278
Kroger Co. (The)	85,242	4,208,397
Performance Food Group Co.*	13,694	826,296
US Foods Holding Corp.*	148,143	5,472,402

		15,653,053

Food Products (2.7%)
Bunge Ltd.	18,102	1,729,103
Cal-Maine Foods, Inc.	122,554	7,462,313
Campbell Soup Co.	25,172	1,383,957
Conagra Brands, Inc.	61,532	2,311,142
Darling Ingredients, Inc.*	19,280	1,125,952
Flowers Foods, Inc.	24,387	668,448
Freshpet, Inc.(x)*	2,786	184,405
Hershey Co. (The)	2,556	650,272
Hormel Foods Corp.	37,339	1,489,079
Ingredion, Inc.	8,625	877,421
J M Smucker Co. (The)	13,455	2,117,413
Kellogg Co.	15,071	1,009,154
Lancaster Colony Corp.	31,758	6,443,063
McCormick & Co., Inc. (Non-Voting)	32,485	2,703,077
Pilgrim’s Pride Corp.*	3,149	72,994
Post Holdings, Inc.*	105,635	9,493,418
Seaboard Corp.	32	120,640
Sovos Brands, Inc.*	38,834	647,751
Tyson Foods, Inc., Class A	36,163	2,145,189

		42,634,791

Household Products (0.1%)
Church & Dwight Co., Inc.	17,264	1,526,310
Clorox Co. (The)	2,717	429,938
Reynolds Consumer Products, Inc.	7,121	195,828
Spectrum Brands Holdings, Inc.	5,110	338,384

		2,490,460

Personal Care Products (0.2%)
BellRing Brands, Inc.*	77,616	2,638,944
Coty, Inc., Class A*	45,527	549,056

		3,188,000

Total Consumer Staples		65,974,268

Energy (3.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	122,424	3,533,156
Halliburton Co.	64,259	2,033,155
NOV, Inc.	50,486	934,496

		6,500,807

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	44,197	463,627
Antero Resources Corp.*	12,754	294,490
APA Corp.	41,924	1,511,780
Cheniere Energy, Inc.	13,826	2,178,978
Chesapeake Energy Corp.	15,747	1,197,402
Civitas Resources, Inc.	39,760	2,717,198
Coterra Energy, Inc.	435,145	10,678,458
Devon Energy Corp.	43,034	2,177,951
Diamondback Energy, Inc.	43,498	5,879,625
DT Midstream, Inc.	12,594	621,766
EQT Corp.	48,009	1,531,967
Hess Corp.	7,886	1,043,633
HF Sinclair Corp.	17,651	853,955
Marathon Oil Corp.	234,747	5,624,538
ONEOK, Inc.	51,246	3,256,171
Ovintiv, Inc.	59,440	2,144,595
PDC Energy, Inc.	5,321	341,502
Phillips 66	60,597	6,143,324
Range Resources Corp.	10,477	277,326
Southwestern Energy Co.*	131,207	656,035
Vitesse Energy, Inc.(x)	3,070	58,422
Williams Cos., Inc. (The)	158,347	4,728,241

		54,380,984

Total Energy		60,881,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (14.1%)
Banks (4.4%)
Ameris Bancorp	97,601	$3,570,245
Bank of Hawaii Corp.	5,282	275,087
Bank OZK	151,595	5,184,549
BankUnited, Inc.	50,656	1,143,812
BOK Financial Corp.	68,605	5,790,948
Cadence Bank	116,956	2,428,007
Citizens Financial Group, Inc.	63,151	1,917,896
Columbia Banking System, Inc.	27,079	580,032
Comerica, Inc.	16,720	725,982
Commerce Bancshares, Inc.	14,782	862,530
Cullen/Frost Bankers, Inc.	7,495	789,523
East West Bancorp, Inc.	18,274	1,014,207
Fifth Third Bancorp	88,293	2,352,125
First Citizens BancShares, Inc., Class A	1,082	1,052,894
First Hawaiian, Inc.	16,558	341,591
First Horizon Corp.	108,927	1,936,722
First Interstate BancSystem, Inc., Class A	100,911	3,013,202
First Republic Bank	23,797	332,920
FNB Corp.	46,086	534,598
Huntington Bancshares, Inc.	185,723	2,080,098
KeyCorp	121,308	1,518,776
Live Oak Bancshares, Inc.	167,510	4,082,219
M&T Bank Corp.	22,319	2,668,683
New York Community Bancorp, Inc.	88,386	799,009
PacWest Bancorp	15,672	152,489
Pinnacle Financial Partners, Inc.	9,786	539,796
Popular, Inc.	9,320	535,061
Prosperity Bancshares, Inc.	11,500	707,480
Regions Financial Corp.	121,103	2,247,672
SouthState Corp.	51,481	3,668,536
Synovus Financial Corp.	106,074	3,270,261
Triumph Financial, Inc.*	23,059	1,338,805
Webster Financial Corp.	270,921	10,679,706
Western Alliance Bancorp	5,368	190,779
Wintrust Financial Corp.	7,727	563,685
Zions Bancorp NA	19,108	571,902

		69,461,827

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	4,870	693,585
Ameriprise Financial, Inc.	4,950	1,517,175
Bank of New York Mellon Corp. (The)	95,492	4,339,157
Carlyle Group, Inc. (The)	27,069	840,763
Cboe Global Markets, Inc.	13,782	1,850,096
Coinbase Global, Inc., Class A(x)*	20,853	1,409,037
Evercore, Inc., Class A	4,766	549,901
Franklin Resources, Inc.	36,607	986,193
Interactive Brokers Group, Inc., Class A	12,155	1,003,517
Invesco Ltd.	48,780	799,992
Janus Henderson Group plc	18,093	481,998
Jefferies Financial Group, Inc.	25,368	805,180
KKR & Co., Inc.	74,348	3,904,757
Lazard Ltd., Class A	10,831	358,615
Morningstar, Inc.	326	66,188
MSCI, Inc.	2,512	1,405,941
Nasdaq, Inc.	44,559	2,436,041
Northern Trust Corp.	26,610	2,345,139
Raymond James Financial, Inc.	23,178	2,161,812
Robinhood Markets, Inc., Class A(x)*	74,224	720,715
SEI Investments Co.	13,426	772,666
State Street Corp.	45,341	3,431,860
Stifel Financial Corp.	33,018	1,951,034
T. Rowe Price Group, Inc.	28,579	3,226,569
Tradeweb Markets, Inc., Class A	5,120	404,582
Virtu Financial, Inc., Class A	12,686	239,765

		38,702,278

Consumer Finance (0.7%)
Ally Financial, Inc.	39,046	995,283
Bread Financial Holdings, Inc.	64,510	1,955,943
Credit Acceptance Corp.(x)*	758	330,518
Discover Financial Services	34,669	3,426,684
OneMain Holdings, Inc.	15,093	559,648
PROG Holdings, Inc.*	68,688	1,634,088
SLM Corp.	30,450	377,276
SoFi Technologies, Inc.(x)*	106,456	646,188
Synchrony Financial	56,606	1,646,102
Upstart Holdings, Inc.(x)*	7,310	116,156

		11,687,886

Financial Services (1.3%)
Affirm Holdings, Inc.(x)*	28,466	320,812
Apollo Global Management, Inc.	15,064	951,442
Equitable Holdings, Inc.‡	48,233	1,224,636
Euronet Worldwide, Inc.*	1,435	160,576
FleetCor Technologies, Inc.*	11,943	2,518,182
Global Payments, Inc.	33,941	3,571,951
MGIC Investment Corp.	37,737	506,431
Mr Cooper Group, Inc.*	122,744	5,028,822
Rocket Cos., Inc., Class A(x)*	7,241	65,603
TFS Financial Corp.	5,672	71,637
UWM Holdings Corp.	272	1,336
Voya Financial, Inc.(x)	80,127	5,725,875
Western Union Co. (The)	28,170	314,095
WEX, Inc.*	1,559	286,685

		20,748,083

Insurance (5.1%)
Aegon NV (Registered) (NYRS)	1,039,231	4,468,693
Aflac, Inc.	79,316	5,117,468
Allstate Corp. (The)	34,362	3,807,653
American Financial Group, Inc.	8,692	1,056,078
Arch Capital Group Ltd.*	31,167	2,115,304
Arthur J Gallagher & Co.	23,963	4,584,362
Assurant, Inc.	6,570	788,860
Assured Guaranty Ltd.	7,536	378,835
Axis Capital Holdings Ltd.	9,964	543,237
Brighthouse Financial, Inc.*	55,573	2,451,325
Brown & Brown, Inc.	48,705	2,796,641
Cincinnati Financial Corp.	19,854	2,225,236
CNA Financial Corp.	3,600	140,508
Enstar Group Ltd.*	10,129	2,347,801
Erie Indemnity Co., Class A	859	198,996
Everest Re Group Ltd.	15,470	5,538,569
F&G Annuities & Life, Inc.	2,368	42,908
Fidelity National Financial, Inc.	33,990	1,187,271
First American Financial Corp.	13,147	731,762
Globe Life, Inc.	11,740	1,291,635
Hanover Insurance Group, Inc. (The)	25,323	3,254,006
Hartford Financial Services Group, Inc. (The)	41,214	2,872,204
James River Group Holdings Ltd.	137,905	2,847,738
Kemper Corp.	107,802	5,892,457
Lincoln National Corp.	17,770	399,292
Loews Corp.	79,627	4,619,959
Markel Corp.*	1,322	1,688,736
Old Republic International Corp.	36,063	900,493
Primerica, Inc.	4,720	812,973
Principal Financial Group, Inc.	31,375	2,331,790
Prudential Financial, Inc.	47,873	3,961,012
Reinsurance Group of America, Inc.	8,647	1,147,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	15,638	$3,132,917
Unum Group	25,817	1,021,321
W R Berkley Corp.	26,853	1,671,868
White Mountains Insurance Group Ltd.	327	450,439
Willis Towers Watson plc	13,988	3,250,531

		82,068,854

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	74,651	752,482
Annaly Capital Management, Inc. (REIT)(x)	61,161	1,168,787
Rithm Capital Corp. (REIT)	57,529	460,232
Starwood Property Trust, Inc. (REIT)(x)	38,289	677,332

		3,058,833

Total Financials		225,727,761

Health Care (5.7%)
Biotechnology (0.7%)
Biogen, Inc.*	18,635	5,181,089
BioMarin Pharmaceutical, Inc.*	23,888	2,322,869
Exact Sciences Corp.*	18,735	1,270,420
Exelixis, Inc.*	5,307	103,009
Horizon Therapeutics plc*	1,966	214,569
Incyte Corp.*	3,254	235,166
Ionis Pharmaceuticals, Inc.*	1,640	58,614
Mirati Therapeutics, Inc.*	5,676	211,034
Natera, Inc.*	696	38,642
Ultragenyx Pharmaceutical, Inc.*	2,086	83,649
United Therapeutics Corp.*	5,785	1,295,608

		11,014,669

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	2,550	852,057
Avanos Medical, Inc.*	51,372	1,527,803
Boston Scientific Corp.*	31,171	1,559,485
Cooper Cos., Inc. (The)	6,342	2,367,849
Dentsply Sirona, Inc.	112,802	4,430,863
Enovis Corp.*	108,978	5,829,233
Envista Holdings Corp.*	21,219	867,433
Globus Medical, Inc., Class A*	9,378	531,170
Hologic, Inc.*	31,610	2,550,927
ICU Medical, Inc.*	24,516	4,044,159
Integer Holdings Corp.*	1,049	81,297
Integra LifeSciences Holdings Corp.*	72,589	4,167,334
Masimo Corp.*	1,468	270,905
QuidelOrtho Corp.*	6,331	564,029
STERIS plc	12,927	2,472,677
Tandem Diabetes Care, Inc.*	542	22,011
Teleflex, Inc.	12,815	3,246,168
Zimmer Biomet Holdings, Inc.	27,271	3,523,413

		38,908,813

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	11,712	846,192
agilon health, Inc.(x)*	1,898	45,078
Amedisys, Inc.*	4,204	309,204
Cardinal Health, Inc.	33,491	2,528,570
Chemed Corp.	1,214	652,829
Encompass Health Corp.	69,145	3,740,745
Enhabit, Inc.*	6,806	94,671
Henry Schein, Inc.*	17,489	1,426,053
Laboratory Corp. of America Holdings	11,484	2,634,659
Molina Healthcare, Inc.*	18,576	4,968,894
Oak Street Health, Inc.(x)*	15,254	590,025
Premier, Inc., Class A(x)	15,143	490,179
Quest Diagnostics, Inc.	14,379	2,034,341
Tenet Healthcare Corp.*	13,786	819,164
Universal Health Services, Inc., Class B	8,119	1,031,925

		22,212,529

Health Care Technology (0.0%)†
Certara, Inc.*	4,675	112,714
Definitive Healthcare Corp.*	1,511	15,609
Doximity, Inc., Class A*	7,891	255,511
Teladoc Health, Inc.*	18,765	486,013

		869,847

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	1,315	73,364
Agilent Technologies, Inc.	4,016	555,573
Avantor, Inc.*	6,019	127,242
Azenta, Inc.*	8,877	396,092
Bio-Rad Laboratories, Inc., Class A*	2,766	1,324,969
Charles River Laboratories International, Inc.*	465	93,846
PerkinElmer, Inc.	16,493	2,197,857
QIAGEN NV*	29,458	1,353,006
Repligen Corp.*	2,100	353,556
Syneos Health, Inc.*	115,775	4,123,906

		10,599,411

Pharmaceuticals (0.5%)
Catalent, Inc.*	15,947	1,047,877
Elanco Animal Health, Inc.*	58,226	547,324
Jazz Pharmaceuticals plc*	8,047	1,177,518
Organon & Co.	33,351	784,416
Perrigo Co. plc	17,314	621,053
Royalty Pharma plc, Class A	48,483	1,746,842
Viatris, Inc.	157,875	1,518,758

		7,443,788

Total Health Care		91,049,057

Industrials (16.2%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	1,956	439,807
BWX Technologies, Inc.	7,258	457,544
Curtiss-Wright Corp.	28,648	5,049,496
HEICO Corp.	394	67,390
HEICO Corp., Class A	691	93,907
Hexcel Corp.	10,729	732,254
Howmet Aerospace, Inc.	112,573	4,769,718
Huntington Ingalls Industries, Inc.	3,934	814,417
Mercury Systems, Inc.*	6,437	329,059
Spirit AeroSystems Holdings, Inc., Class A	71,473	2,467,963
Textron, Inc.	26,948	1,903,337
TransDigm Group, Inc.	4,087	3,012,323
Woodward, Inc.	7,429	723,362

		20,860,577

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	11,102	1,103,206
Expeditors International of Washington, Inc.	14,345	1,579,671
GXO Logistics, Inc.*	12,400	625,704

		3,308,581

Building Products (1.7%)
A O Smith Corp.	12,314	851,513
Allegion plc	2,303	245,799
Armstrong World Industries, Inc.	2,432	173,256
AZEK Co., Inc. (The)*	14,438	339,870
Builders FirstSource, Inc.*	79,947	7,097,695
Carlisle Cos., Inc.	1,037	234,434
Carrier Global Corp.	108,649	4,970,692
Fortune Brands Innovations, Inc.	84,401	4,956,871
Hayward Holdings, Inc.*	9,680	113,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lennox International, Inc.	4,173	$1,048,591
Masco Corp.	27,729	1,378,686
Masterbrand, Inc.*	11,094	89,196
Owens Corning	12,206	1,169,335
PGT Innovations, Inc.*	88,391	2,219,498
Trane Technologies plc	12,479	2,295,886

		27,184,772

Commercial Services & Supplies (0.7%)
Cintas Corp.	766	354,413
Clean Harbors, Inc.*	28,032	3,996,242
Driven Brands Holdings, Inc.*	7,674	232,599
MSA Safety, Inc.	2,937	392,089
Republic Services, Inc.	25,089	3,392,535
Ritchie Bros Auctioneers, Inc.	1,670	94,004
Rollins, Inc.	2,382	89,396
Stericycle, Inc.*	48,605	2,119,664
Tetra Tech, Inc.	4,025	591,313

		11,262,255

Construction & Engineering (0.4%)
AECOM	15,934	1,343,555
Fluor Corp.*	30,874	954,315
MasTec, Inc.*	7,931	749,003
MDU Resources Group, Inc.	26,364	803,575
Quanta Services, Inc.	8,387	1,397,610
Valmont Industries, Inc.	2,389	762,760
WillScot Mobile Mini Holdings Corp.*	12,584	589,938

		6,600,756

Electrical Equipment (1.7%)
Acuity Brands, Inc.	4,151	758,512
AMETEK, Inc.	29,952	4,352,924
Hubbell, Inc.	6,975	1,697,087
nVent Electric plc	21,618	928,277
Plug Power, Inc.(x)*	34,367	402,781
Regal Rexnord Corp.	52,579	7,399,443
Rockwell Automation, Inc.	4,886	1,433,797
Sensata Technologies Holding plc	146,736	7,339,735
Sunrun, Inc.(x)*	27,121	546,488
Vertiv Holdings Co.	33,564	480,301
Vicor Corp.*	38,161	1,791,277

		27,130,622

Ground Transportation (0.5%)
Avis Budget Group, Inc.*	3,341	650,827
Hertz Global Holdings, Inc.*	23,288	379,362
JB Hunt Transport Services, Inc.	1,213	212,833
Knight-Swift Transportation Holdings, Inc.	83,417	4,719,734
Landstar System, Inc.	487	87,300
Lyft, Inc., Class A*	8,521	78,990
RXO, Inc.*	13,121	257,696
Ryder System, Inc.	6,240	556,858
Schneider National, Inc., Class B	6,690	178,957
U-Haul Holding Co.(x)	1,188	70,864
U-Haul Holding Co. (New York stock exchange)	10,692	554,380
XPO, Inc.*	12,337	393,550

		8,141,351

Machinery (4.6%)
AGCO Corp.	6,976	943,155
Allison Transmission Holdings, Inc.	2,286	103,419
Crane Holdings Co.	6,013	682,476
Cummins, Inc.	18,322	4,376,759
Donaldson Co., Inc.	12,972	847,590
Dover Corp.	18,172	2,761,054
Energy Recovery, Inc.*	120,729	2,782,803
Esab Corp.	168,409	9,947,920
Flowserve Corp.	82,764	2,813,976
Fortive Corp.	45,993	3,135,343
Gates Industrial Corp. plc*	434,539	6,035,747
Graco, Inc.	6,960	508,150
IDEX Corp.	8,145	1,881,739
Ingersoll Rand, Inc.	52,748	3,068,879
ITT, Inc.	10,755	928,156
John Bean Technologies Corp.	31,816	3,477,171
Middleby Corp. (The)*	35,190	5,159,206
Nordson Corp.	5,733	1,274,217
Oshkosh Corp.	8,541	710,440
Otis Worldwide Corp.	47,586	4,016,258
PACCAR, Inc.	66,528	4,869,850
Parker-Hannifin Corp.	12,861	4,322,711
Pentair plc	21,194	1,171,392
Snap-on, Inc.	6,834	1,687,246
Stanley Black & Decker, Inc.	19,192	1,546,491
Timken Co. (The)	7,969	651,227
Westinghouse Air Brake Technologies Corp.	23,439	2,368,745
Xylem, Inc.	20,134	2,108,030

		74,180,150

Marine Transportation (0.2%)
Kirby Corp.*	58,444	4,073,547

Passenger Airlines (1.0%)
Alaska Air Group, Inc.*	65,683	2,756,059
Allegiant Travel Co.*	55,490	5,103,970
American Airlines Group, Inc.*	83,723	1,234,914
Copa Holdings SA, Class A*	3,619	334,215
JetBlue Airways Corp.*	252,172	1,835,812
Southwest Airlines Co.	76,748	2,497,380
United Airlines Holdings, Inc.*	42,483	1,879,873

		15,642,223

Professional Services (2.2%)
Broadridge Financial Solutions, Inc.	9,469	1,387,871
CACI International, Inc., Class A*	3,044	901,876
Clarivate plc*	60,155	564,856
Concentrix Corp.	5,562	676,061
CoStar Group, Inc.*	44,898	3,091,227
Dun & Bradstreet Holdings, Inc.	33,118	388,805
Equifax, Inc.	7,900	1,602,436
First Advantage Corp.*	261,374	3,648,781
FTI Consulting, Inc.*	2,582	509,558
Genpact Ltd.	10,737	496,264
Jacobs Solutions, Inc.	16,365	1,923,051
KBR, Inc.	6,249	344,008
Leidos Holdings, Inc.	60,244	5,546,063
ManpowerGroup, Inc.	6,506	536,940
Robert Half International, Inc.	1,709	137,694
Science Applications International Corp.	7,061	758,775
SS&C Technologies Holdings, Inc.	124,508	7,030,967
TransUnion	6,846	425,411
WNS Holdings Ltd. (ADR)*	53,178	4,954,594

		34,925,238

Trading Companies & Distributors (1.7%)
AerCap Holdings NV*	80,036	4,500,424
Air Lease Corp.	13,668	538,109
Core & Main, Inc., Class A(x)*	5,510	127,281
Herc Holdings, Inc.	15,748	1,793,697
MSC Industrial Direct Co., Inc., Class A	6,102	512,568
SiteOne Landscape Supply, Inc.*	2,216	303,304
United Rentals, Inc.	4,923	1,948,327
Univar Solutions, Inc.*	20,841	730,060
Watsco, Inc.	2,049	651,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	103,593	$16,009,262

		27,114,942

Total Industrials		260,425,014

Information Technology (6.5%)
Communications Equipment (1.4%)
Ciena Corp.*	87,352	4,587,727
F5, Inc.*	36,666	5,341,869
Juniper Networks, Inc.	41,466	1,427,260
Lumentum Holdings, Inc.(x)*	82,759	4,469,814
Motorola Solutions, Inc.	21,405	6,124,613
Ubiquiti, Inc.(x)	386	104,872
Viasat, Inc.*	9,234	312,479

		22,368,634

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	18,732	1,530,779
Arrow Electronics, Inc.*	19,628	2,450,948
Avnet, Inc.	11,739	530,603
Cognex Corp.	1,666	82,550
Coherent Corp.*	13,072	497,782
Corning, Inc.	89,996	3,175,059
Flex Ltd.*	179,886	4,139,177
IPG Photonics Corp.*	4,266	526,040
Jabil, Inc.	3,077	271,268
Keysight Technologies, Inc.*	1,713	276,615
Littelfuse, Inc.	3,149	844,215
National Instruments Corp.	14,560	763,090
Sanmina Corp.*	62,542	3,814,437
TD SYNNEX Corp.	6,067	587,225
Teledyne Technologies, Inc.*	6,002	2,685,055
Trimble, Inc.*	32,218	1,688,867
Vontier Corp.	7,534	205,980
Zebra Technologies Corp., Class A*	3,993	1,269,774

		25,339,464

IT Services (0.6%)
Akamai Technologies, Inc.*	20,271	1,587,219
Amdocs Ltd.	15,440	1,482,703
DXC Technology Co.*	30,229	772,653
GoDaddy, Inc., Class A*	17,495	1,359,711
Kyndryl Holdings, Inc.*	27,385	404,203
Okta, Inc.*	16,976	1,464,010
Twilio, Inc., Class A*	14,066	937,218
VeriSign, Inc.*	10,723	2,266,092
Wix.com Ltd.*	1,657	165,369

		10,439,178

Semiconductors & Semiconductor Equipment (1.5%)
Cirrus Logic, Inc.*	29,323	3,207,350
First Solar, Inc.*	13,761	2,993,017
GLOBALFOUNDRIES, Inc.(x)*	6,158	444,484
Microchip Technology, Inc.	10,059	842,743
MKS Instruments, Inc.	47,538	4,212,818
ON Semiconductor Corp.*	21,205	1,745,596
Onto Innovation, Inc.*	19,453	1,709,530
Qorvo, Inc.*	12,947	1,315,027
Skyworks Solutions, Inc.	20,648	2,436,051
Synaptics, Inc.*	31,308	3,479,884
Teradyne, Inc.	1,767	189,970
Wolfspeed, Inc.*	16,113	1,046,539

		23,623,009

Software (0.9%)
ANSYS, Inc.*	5,337	1,776,154
BILL Holdings, Inc.*	12,888	1,045,732
Black Knight, Inc.*	18,093	1,041,433
CCC Intelligent Solutions Holdings, Inc.*	14,385	129,034
Ceridian HCM Holding, Inc.*	14,565	1,066,449
Dolby Laboratories, Inc., Class A	7,593	648,594
DoubleVerify Holdings, Inc.*	1,145	34,522
Dropbox, Inc., Class A*	2,649	57,271
Gen Digital, Inc.	45,535	781,381
Guidewire Software, Inc.*	10,724	879,904
Informatica, Inc., Class A*	4,181	68,568
Jamf Holding Corp.*	1,198	23,265
Manhattan Associates, Inc.*	3,124	483,751
nCino, Inc.*	7,542	186,891
NCR Corp.*	15,601	368,028
Nutanix, Inc., Class A*	14,394	374,100
Paycor HCM, Inc.*	7,897	209,428
Procore Technologies, Inc.*	2,417	151,377
Progress Software Corp.	52,176	2,997,511
SentinelOne, Inc., Class A*	6,921	113,228
Teradata Corp.*	5,834	234,994
Tyler Technologies, Inc.*	650	230,516
UiPath, Inc., Class A*	43,788	768,917
Unity Software, Inc.(x)*	9,773	317,036
Zoom Video Communications, Inc., Class A*	15,840	1,169,626

		15,157,710

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	26,006	1,045,701
Hewlett Packard Enterprise Co.	166,591	2,653,795
HP, Inc.	69,106	2,028,261
Western Digital Corp.*	41,405	1,559,726

		7,287,483

Total Information Technology		104,215,478

Materials (5.4%)
Chemicals (3.2%)
Albemarle Corp.	7,404	1,636,580
Ashland, Inc.	70,255	7,215,891
Axalta Coating Systems Ltd.*	22,074	668,622
Celanese Corp.	49,709	5,412,813
Chemours Co. (The)	7,798	233,472
Corteva, Inc.	93,003	5,609,011
DuPont de Nemours, Inc.	59,625	4,279,286
Eastman Chemical Co.	15,650	1,319,921
Element Solutions, Inc.	29,591	571,402
FMC Corp.	32,108	3,921,350
Ginkgo Bioworks Holdings, Inc.(x)*	91,026	121,065
Huntsman Corp.	23,854	652,645
Ingevity Corp.*	36,218	2,590,311
International Flavors & Fragrances, Inc.	33,081	3,042,129
LyondellBasell Industries NV, Class A	33,368	3,132,922
Mosaic Co. (The)	38,533	1,767,894
NewMarket Corp.	734	267,895
Olin Corp.	15,844	879,342
PPG Industries, Inc.	14,415	1,925,556
RPM International, Inc.	15,727	1,372,024
Scotts Miracle-Gro Co. (The)	3,381	235,791
Valvoline, Inc.	116,665	4,076,275
Westlake Corp.	4,344	503,817

		51,436,014

Construction Materials (0.3%)
Eagle Materials, Inc.	750	110,062
Martin Marietta Materials, Inc.	7,354	2,611,111
Vulcan Materials Co.	8,821	1,513,331

		4,234,504

Containers & Packaging (0.8%)
Amcor plc	192,756	2,193,563
AptarGroup, Inc.	8,588	1,015,016
Ardagh Group SA(r)(x)*	2,942	19,652
Ardagh Metal Packaging SA(x)	13,950	56,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	4,075	$729,140
Ball Corp.	24,063	1,326,112
Berry Global Group, Inc.	8,052	474,263
Crown Holdings, Inc.	1,666	137,795
Graphic Packaging Holding Co.	8,767	223,471
International Paper Co.	46,479	1,676,033
Packaging Corp. of America	11,941	1,657,769
Silgan Holdings, Inc.	11,105	596,005
Sonoco Products Co.	12,735	776,835
Westrock Co.	32,656	995,028

		11,877,598

Metals & Mining (1.1%)
Alcoa Corp.	23,126	984,243
Cleveland-Cliffs, Inc.*	66,867	1,225,672
Nucor Corp.	33,332	5,148,794
Reliance Steel & Aluminum Co.	24,512	6,293,211
Royal Gold, Inc.	8,009	1,038,847
SSR Mining, Inc.(x)	26,427	399,576
Steel Dynamics, Inc.	21,586	2,440,513
United States Steel Corp.	29,178	761,546

		18,292,402

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,398	455,256

Total Materials		86,295,774

Real Estate (7.7%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	126,763	3,150,060
WP Carey, Inc. (REIT)	26,984	2,089,911

		5,239,971

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT)	48,716	941,680
Healthpeak Properties, Inc. (REIT)	70,261	1,543,634
Medical Properties Trust, Inc. (REIT)(x)	77,992	641,094
Omega Healthcare Investors, Inc. (REIT)	30,936	847,956
Ventas, Inc. (REIT)	51,701	2,241,239
Welltower, Inc. (REIT)	61,496	4,408,648

		10,624,251

Hotel & Resort REITs (0.5%)
Host Hotels & Resorts, Inc. (REIT)	92,133	1,519,273
Park Hotels & Resorts, Inc. (REIT)	29,358	362,865
Ryman Hospitality Properties, Inc. (REIT)	75,512	6,775,692

		8,657,830

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	92,739	2,638,424
EastGroup Properties, Inc. (REIT)	5,393	891,571
First Industrial Realty Trust, Inc. (REIT)	76,235	4,055,702
Rexford Industrial Realty, Inc. (REIT)	25,409	1,515,647

		9,101,344

Office REITs (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	22,330	2,804,425
Boston Properties, Inc. (REIT)	20,336	1,100,584
Cousins Properties, Inc. (REIT)	19,737	421,977
Douglas Emmett, Inc. (REIT)	160,388	1,977,584
Highwoods Properties, Inc. (REIT)	13,680	317,239
Hudson Pacific Properties, Inc. (REIT)	17,655	117,406
JBG SMITH Properties (REIT)	14,163	213,295
Kilroy Realty Corp. (REIT)	15,053	487,717
SL Green Realty Corp. (REIT)(x)	8,582	201,849
Vornado Realty Trust (REIT)	23,676	363,900

		8,005,976

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	21,123	1,537,965
Howard Hughes Corp. (The)*	4,734	378,720
Jones Lang LaSalle, Inc.*	23,494	3,418,142
Opendoor Technologies, Inc.(x)*	47,939	84,373
WeWork, Inc.(x)*	18,065	14,042
Zillow Group, Inc., Class A*	6,894	301,268
Zillow Group, Inc., Class C*	19,304	858,449

		6,592,959

Residential REITs (1.4%)
American Homes 4 Rent (REIT), Class A	40,059	1,259,856
Apartment Income REIT Corp. (REIT)	18,002	644,652
AvalonBay Communities, Inc. (REIT)	18,144	3,049,281
Camden Property Trust (REIT)	12,327	1,292,363
Equity LifeStyle Properties, Inc. (REIT)	8,848	593,966
Equity Residential (REIT)	48,082	2,884,920
Essex Property Trust, Inc. (REIT)	8,353	1,746,946
Invitation Homes, Inc. (REIT)	79,098	2,470,231
Mid-America Apartment Communities, Inc. (REIT)	14,861	2,244,605
Sun Communities, Inc. (REIT)	15,900	2,239,992
UDR, Inc. (REIT)	102,691	4,216,492

		22,643,304

Retail REITs (1.1%)
Brixmor Property Group, Inc. (REIT)	209,231	4,502,651
Federal Realty Investment Trust (REIT)	10,364	1,024,274
Kimco Realty Corp. (REIT)	78,648	1,535,995
National Retail Properties, Inc. (REIT)	23,087	1,019,291
Realty Income Corp. (REIT)	81,586	5,166,026
Regency Centers Corp. (REIT)	22,246	1,361,010
Simon Property Group, Inc. (REIT)	21,782	2,438,931
Spirit Realty Capital, Inc. (REIT)	17,942	714,809

		17,762,987

Specialized REITs (2.2%)
CubeSmart (REIT)	202,917	9,378,824
EPR Properties (REIT)	9,360	356,616
Extra Space Storage, Inc. (REIT)	15,115	2,462,687
Gaming and Leisure Properties, Inc. (REIT)	98,328	5,118,956
Iron Mountain, Inc. (REIT)	9,551	505,343
Lamar Advertising Co. (REIT), Class A	1,351	134,951
Life Storage, Inc. (REIT)(x)	10,880	1,426,259
National Storage Affiliates Trust (REIT)	11,212	468,437
Rayonier, Inc. (REIT)	168,888	5,617,215
SBA Communications Corp. (REIT)	10,683	2,789,011
VICI Properties, Inc. (REIT)	130,327	4,251,267
Weyerhaeuser Co. (REIT)	95,540	2,878,620

		35,388,186

Total Real Estate		124,016,808

Utilities (5.3%)
Electric Utilities (2.5%)
Alliant Energy Corp.	83,195	4,442,613
Avangrid, Inc.(x)	9,327	371,961
Constellation Energy Corp.	42,445	3,331,932
Edison International	48,872	3,449,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	26,346	$2,838,518
Evergy, Inc.	71,280	4,356,634
Eversource Energy	44,799	3,505,970
FirstEnergy Corp.	70,484	2,823,589
Hawaiian Electric Industries, Inc.	13,893	533,491
IDACORP, Inc.	6,535	707,937
NRG Energy, Inc.	27,579	945,684
OGE Energy Corp.	26,273	989,441
PG&E Corp.*	214,023	3,460,752
Pinnacle West Capital Corp.	14,568	1,154,368
PPL Corp.	95,600	2,656,724
Xcel Energy, Inc.	70,899	4,781,429

		40,350,917

Gas Utilities (0.8%)
Atmos Energy Corp.	18,471	2,075,402
National Fuel Gas Co.	10,440	602,806
ONE Gas, Inc.	40,098	3,176,964
UGI Corp.	180,850	6,286,346

		12,141,518

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	71,419	1,719,769
Brookfield Renewable Corp.	16,864	589,397
Vistra Corp.	21,746	521,904

		2,831,070

Multi-Utilities (1.5%)
Ameren Corp.	33,410	2,886,290
CenterPoint Energy, Inc.	81,629	2,404,790
CMS Energy Corp.	37,474	2,300,154
Consolidated Edison, Inc.	46,136	4,413,831
DTE Energy Co.	25,034	2,742,224
NiSource, Inc.	52,774	1,475,561
Public Service Enterprise Group, Inc.	64,731	4,042,451
WEC Energy Group, Inc.	41,025	3,888,760

		24,154,061

Water Utilities (0.3%)
American Water Works Co., Inc.	25,082	3,674,262
Essential Utilities, Inc.	30,055	1,311,901

		4,986,163

Total Utilities		84,463,729

Total Common Stocks (79.2%) (Cost $1,018,461,761)		1,269,760,328

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	2,355	589,127
iShares Morningstar Mid-Cap ETF	7,464	452,617
iShares Morningstar Mid-Cap Growth ETF(x)	126,380	7,274,433
iShares Morningstar Mid-Cap Value ETF(x)‡	441,711	27,333,077
iShares Russell Mid-Cap ETF	6,120	427,910
iShares Russell Mid-Cap Growth ETF(x)	75,408	6,865,899
iShares Russell Mid-Cap Value ETF(x)	532,375	56,538,225
iShares S&P Mid-Cap 400 Growth ETF(x)	99,940	7,146,709
iShares S&P Mid-Cap 400 Value ETF(x)	180,942	18,595,409
SPDR S&P 400 Mid Cap Value ETF(x)	72,588	4,796,615
Vanguard Mid-Cap Growth ETF(x)	36,600	7,132,974
Vanguard Mid-Cap Value ETF(x)	204,700	27,444,129

Total Exchange Traded Funds (10.3%) (Cost $73,812,099)		164,597,124

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	59,239,592	59,257,364

Total Investment Companies		62,257,364

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $13,214,697, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $13,473,601.(xx)	$13,209,413	13,209,413
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,001,600, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $4,082,177.(xx)	4,000,000	4,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $12,108,319, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $13,345,720.(xx)	12,100,000	12,100,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $5,002,013, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $5,102,053.(xx)	5,000,000	5,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $7,005,623, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $7,140,000.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		41,309,413

Total Short-Term Investments (6.4%) (Cost $103,550,453)		103,566,777

Total Investments in Securities (95.9%) (Cost $1,195,824,313)		1,537,924,229
Other Assets Less Liabilities (4.1%)		65,778,067

Net Assets (100%)		$1,603,702,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $45,644,878. This was collateralized by $1,449,951 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 4/27/23 – 11/15/52 and by cash of $44,309,413 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation)($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	48,233	1,384,287	—	—	—	(159,651)	1,224,636	9,647	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF(x)	441,711	30,020,473	—	(2,731,596)	395,544	(351,344)	27,333,077	164,229	—

Total		31,404,760	—	(2,731,596)	395,544	(510,995)	28,557,713	173,876	—

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	434	6/2023	USD	39,352,950	891,264
S&P 500 E-Mini Index	189	6/2023	USD	39,101,738	2,303,492
S&P Midcap 400 E-Mini Index	310	6/2023	USD	78,420,700	2,605,320

					5,800,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,660,820	$—	$—	$32,660,820
Consumer Discretionary	134,049,828	—	—	134,049,828
Consumer Staples	65,974,268	—	—	65,974,268
Energy	60,881,791	—	—	60,881,791
Financials	225,727,761	—	—	225,727,761
Health Care	91,049,057	—	—	91,049,057
Industrials	260,425,014	—	—	260,425,014
Information Technology	104,215,478	—	—	104,215,478
Materials	86,276,122	—	19,652	86,295,774
Real Estate	124,016,808	—	—	124,016,808
Utilities	84,463,729	—	—	84,463,729
Exchange Traded Funds	164,597,124	—	—	164,597,124
Futures	5,800,076	—	—	5,800,076
Short-Term Investments
Investment Companies	62,257,364	—	—	62,257,364
Repurchase Agreements	—	41,309,413	—	41,309,413

Total Assets	$1,502,395,240	$41,309,413	$19,652	$1,543,724,305

Total Liabilities	$—	$—	$—	$—

Total	$1,502,395,240	$41,309,413	$19,652	$1,543,724,305

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,038,820
Aggregate gross unrealized depreciation	(117,937,852)

Net unrealized appreciation	$343,100,968

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,200,623,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (2.1%)
Anterix, Inc.*	191,093	$6,313,713
Bandwidth, Inc., Class A*	730	11,096
Charge Enterprises, Inc.(x)*	20,924	23,016
Cogent Communications Holdings, Inc.	3,469	221,045
Consolidated Communications Holdings, Inc.*	1,358	3,504
Globalstar, Inc.*	87,295	101,262
IDT Corp., Class B*	1,679	57,220
Iridium Communications, Inc.	18,301	1,133,381
Ooma, Inc.*	3,303	41,320

		7,905,557

Entertainment (0.1%)
Cinemark Holdings, Inc.*	12,576	185,999
IMAX Corp.*	4,117	78,964
Liberty Media Corp.-Liberty Braves, Class A*	1,543	53,357
Liberty Media Corp.-Liberty Braves, Class C*	5,628	189,607
Playstudios, Inc.(x)*	6,264	23,114
Reservoir Media, Inc.(x)*	2,807	18,302
Vivid Seats, Inc., Class A*	948	7,233

		556,576

Interactive Media & Services (1.2%)
Arena Group Holdings, Inc. (The)(x)*	1,328	5,644
Cargurus, Inc.*	14,994	280,088
Cars.com, Inc.*	1,248	24,086
DHI Group, Inc.*	4,861	18,861
Eventbrite, Inc., Class A*	350,513	3,007,401
EverQuote, Inc., Class A*	2,962	41,172
Leafly Holdings, Inc.(x)*	1,870	748
MediaAlpha, Inc., Class A*	3,453	51,726
QuinStreet, Inc.*	557	8,840
Shutterstock, Inc.	3,547	257,512
Vimeo, Inc.*	21,218	81,265
Vinco Ventures, Inc.(x)*	20,004	6,427
Wejo Group Ltd.(x)*	4,118	2,030
Yelp, Inc.*	9,840	302,088
Ziff Davis, Inc.*	1,283	100,138
ZipRecruiter, Inc., Class A*	10,454	166,637

		4,354,663

Media (0.2%)
AdTheorent Holding Co., Inc.(x)*	5,989	10,121
Boston Omaha Corp., Class A*	265	6,273
Entravision Communications Corp., Class A	6,352	38,430
Gambling.com Group Ltd.(x)*	1,346	13,339
Gray Television, Inc.	5,309	46,294
Innovid Corp.*	10,975	15,475
Integral Ad Science Holding Corp.*	1,800	25,686
John Wiley & Sons, Inc., Class A	5,955	230,875
PubMatic, Inc., Class A*	5,694	78,691
Quotient Technology, Inc.*	1,830	6,002
Sinclair Broadcast Group, Inc., Class A	6,010	103,132
Stagwell, Inc.*	1,200	8,904
TechTarget, Inc.*	3,971	143,433
Thryv Holdings, Inc.*	1,033	23,821
WideOpenWest, Inc.*	4,684	49,791

		800,267

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	663	9,614

Total Communication Services		13,626,677

Consumer Discretionary (18.3%)
Automobile Components (1.3%)
American Axle & Manufacturing Holdings, Inc.*	964	7,529
Dorman Products, Inc.*	3,897	336,155
Fox Factory Holding Corp.*	6,275	761,597
Gentherm, Inc.*	4,904	296,300
Holley, Inc.(x)*	7,656	20,977
LCI Industries	3,670	403,223
Luminar Technologies, Inc.(x)*	37,146	241,078
Patrick Industries, Inc.	366	25,184
Solid Power, Inc.(x)*	8,403	25,293
Stoneridge, Inc.*	531	9,930
Visteon Corp.*	4,121	646,296
XPEL, Inc.(m)*	29,733	2,020,357

		4,793,919

Automobiles (0.1%)
Canoo, Inc.(x)*	37,361	24,382
Faraday Future Intelligent Electric, Inc.(x)*	34,145	12,090
Fisker, Inc.(x)*	26,087	160,174
Mullen Automotive, Inc.*	136,643	17,941
Workhorse Group, Inc.(x)*	20,169	26,825

		241,412

Broadline Retail (3.7%)
Dillard’s, Inc., Class A	587	180,608
Global-e Online Ltd.*	423,572	13,651,726
Groupon, Inc.(x)*	300	1,263

		13,833,597

Distributors (0.0%)†
Funko, Inc., Class A*	4,425	41,728

Diversified Consumer Services (1.6%)
Beachbody Co., Inc. (The)(x)*	1,935	933
Carriage Services, Inc.	1,955	59,667
Chegg, Inc.*	18,372	299,464
Coursera, Inc.*	16,696	192,338
Duolingo, Inc.*	33,361	4,756,945
European Wax Center, Inc., Class A(x)	3,256	61,864
Nerdy, Inc.(x)*	8,326	34,803
OneSpaWorld Holdings Ltd.*	9,946	119,252
Rover Group, Inc.(x)*	13,806	62,541
Stride, Inc.*	6,165	241,976
Udemy, Inc.*	11,012	97,236
Universal Technical Institute, Inc.*	5,254	38,774

		5,965,793

Hotels, Restaurants & Leisure (1.9%)
Accel Entertainment, Inc.*	8,390	76,433
Bloomin’ Brands, Inc.	9,346	239,725
Bluegreen Vacations Holding Corp.	141	3,861
Brinker International, Inc.*	5,733	217,854
Century Casinos, Inc.*	3,120	22,870
Cheesecake Factory, Inc. (The)(x)	7,140	250,257
Cracker Barrel Old Country Store, Inc.(x)	3,263	370,677
Dave & Buster’s Entertainment, Inc.*	6,311	232,182
Denny’s Corp.*	5,786	64,572
Dine Brands Global, Inc.	1,928	130,410
Everi Holdings, Inc.*	6,941	119,038
F45 Training Holdings, Inc.(x)*	5,833	6,766
First Watch Restaurant Group, Inc.*	539	8,656
Full House Resorts, Inc.*	1,310	9,471
Golden Entertainment, Inc.*	3,024	131,574
Hilton Grand Vacations, Inc.*	12,511	555,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Inspired Entertainment, Inc.*	2,178	$27,857
International Game Technology plc	3,150	84,420
Jack in the Box, Inc.	403	35,299
Krispy Kreme, Inc.(x)	2,967	46,137
Kura Sushi USA, Inc., Class A*	647	42,598
Lindblad Expeditions Holdings, Inc.(x)*	402	3,843
Monarch Casino & Resort, Inc.	1,946	144,296
NEOGAMES SA*	2,026	30,795
Noodles & Co., Class A*	5,739	27,834
ONE Group Hospitality, Inc. (The)*	3,576	28,966
Papa John’s International, Inc.	3,481	260,831
Portillo’s, Inc., Class A*	4,476	95,652
RCI Hospitality Holdings, Inc.	1,187	92,788
Red Rock Resorts, Inc., Class A	3,383	150,780
Rush Street Interactive, Inc.*	9,274	28,842
Ruth’s Hospitality Group, Inc.	4,676	76,780
Sabre Corp.*	9,862	42,308
SeaWorld Entertainment, Inc.*	2,933	179,822
Shake Shack, Inc., Class A*	5,513	305,916
Soho House & Co., Inc., Class A(x)*	136,394	892,017
Sonder Holdings, Inc.(x)*	26,119	19,775
Sweetgreen, Inc., Class A*	13,217	103,621
Target Hospitality Corp.(x)*	4,234	55,635
Texas Roadhouse, Inc.	9,824	1,061,581
Wingstop, Inc.	4,402	808,119
Xponential Fitness, Inc., Class A*	817	24,829

		7,111,551

Household Durables (2.7%)
Aterian, Inc.*	533	458
Cavco Industries, Inc.*	1,289	409,567
Century Communities, Inc.	315	20,135
Cricut, Inc., Class A(x)	414,241	4,225,258
Dream Finders Homes, Inc., Class A(x)*	2,909	38,544
Green Brick Partners, Inc.*	1,190	41,721
Helen of Troy Ltd.*	3,506	333,666
Hovnanian Enterprises, Inc., Class A*	655	44,435
Installed Building Products, Inc.	3,510	400,245
iRobot Corp.(x)*	3,468	151,344
KB Home	1,864	74,896
LGI Homes, Inc.*	227	25,885
Lovesac Co. (The)(x)*	1,975	57,078
M.D.C. Holdings, Inc.	2,254	87,613
M/I Homes, Inc.*	608	38,359
Meritage Homes Corp.	300	35,028
Purple Innovation, Inc.(x)*	421	1,111
Skyline Champion Corp.*	7,876	592,512
Sonos, Inc.*	18,508	363,127
Taylor Morrison Home Corp., Class A*	1,815	69,442
Tri Pointe Homes, Inc.*	1,137	28,789
Victoria plc(x)*	509,002	3,076,272
Vizio Holding Corp., Class A(x)*	10,218	93,801
Vuzix Corp.(x)*	7,350	30,429

		10,239,715

Leisure Products (2.6%)
Acushnet Holdings Corp.	1,352	68,871
Clarus Corp.	3,793	35,844
Latham Group, Inc.*	6,535	18,690
Malibu Boats, Inc., Class A*	2,993	168,955
Marine Products Corp.	1,294	17,068
MasterCraft Boat Holdings, Inc.*	2,689	81,826
Peloton Interactive, Inc., Class A*	806,249	9,142,864
Smith & Wesson Brands, Inc.	450	5,539
Sturm Ruger & Co., Inc.	2,299	132,054

		9,671,711

Specialty Retail (2.9%)
aka Brands Holding Corp.*	2,310	1,258
Arko Corp.	12,096	102,695
Asbury Automotive Group, Inc.*	944	198,240
BARK, Inc.(x)*	537,639	779,577
Bed Bath & Beyond, Inc.*	7,659	3,273
Boot Barn Holdings, Inc.*	4,349	333,307
Buckle, Inc. (The)	4,124	147,186
Build-A-Bear Workshop, Inc.	1,332	30,956
Caleres, Inc.	4,847	104,841
Camping World Holdings, Inc., Class A(x)	5,814	121,338
CarParts.com, Inc.*	7,438	39,719
Carvana Co.(x)*	128,122	1,254,314
Chico’s FAS, Inc.*	12,994	71,467
Children’s Place, Inc. (The)*	1,180	47,495
Citi Trends, Inc.*	91	1,731
Designer Brands, Inc., Class A	5,438	47,528
Destination XL Group, Inc.*	4,410	24,299
Duluth Holdings, Inc., Class B*	1,117	7,126
EVgo, Inc.(x)*	1,880	14,645
Floor & Decor Holdings, Inc., Class A*	39,723	3,901,593
Franchise Group, Inc.(x)	3,538	96,411
Guess?, Inc.(x)	4,443	86,461
Hibbett, Inc.	1,513	89,237
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,742	6,526
MarineMax, Inc.*	246	7,073
Murphy USA, Inc.	2,945	759,957
National Vision Holdings, Inc.*	737	13,885
OneWater Marine, Inc., Class A(x)*	119	3,328
PetMed Express, Inc.(x)	2,435	39,544
RealReal, Inc. (The)(x)*	2,196	2,767
Rent the Runway, Inc., Class A(x)*	7,598	21,654
Revolve Group, Inc.(x)*	6,006	157,958
Sally Beauty Holdings, Inc.*	14,589	227,297
Sleep Number Corp.*	1,356	41,236
Stitch Fix, Inc., Class A*	5,149	26,311
ThredUp, Inc., Class A(x)*	334	845
Torrid Holdings, Inc.(x)*	911	3,972
Upbound Group, Inc.	7,331	179,683
Warby Parker, Inc., Class A*	12,281	130,056
Wayfair, Inc., Class A(x)*	49,411	1,696,774

		10,823,563

Textiles, Apparel & Luxury Goods (1.5%)
Allbirds, Inc., Class A(x)*	3,925	4,710
Crocs, Inc.*	8,924	1,128,351
Ermenegildo Zegna NV	1,879	25,630
Kontoor Brands, Inc.	8,196	396,604
On Holding AG, Class A*	102,924	3,193,732
Oxford Industries, Inc.	1,544	163,031
Rocky Brands, Inc.	33	761
Steven Madden Ltd.	11,332	407,952
Wolverine World Wide, Inc.	11,326	193,108

		5,513,879

Total Consumer Discretionary		68,236,868

Consumer Staples (3.7%)
Beverages (0.6%)
Celsius Holdings, Inc.*	15,028	1,396,702
Coca-Cola Consolidated, Inc.	696	372,416
Duckhorn Portfolio, Inc. (The)*	6,166	98,039
MGP Ingredients, Inc.	2,084	201,564
National Beverage Corp.*	3,491	184,046
Vintage Wine Estates, Inc.(x)*	773	827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vita Coco Co., Inc. (The)(x)*	4,164	$81,698

		2,335,292

Consumer Staples Distribution & Retail (0.3%)
Chefs’ Warehouse, Inc. (The)*	3,520	119,856
Fresh Market, Inc. (The)(r)*	6,480	—
Natural Grocers by Vitamin Cottage, Inc.	1,247	14,652
PriceSmart, Inc.	2,265	161,902
Rite Aid Corp.(x)*	4,103	9,191
Sprouts Farmers Market, Inc.*	15,713	550,427
United Natural Foods, Inc.*	594	15,652

		871,680

Food Products (2.0%)
Benson Hill, Inc.*	13,418	15,431
Beyond Meat, Inc.*	9,031	146,573
BRC, Inc., Class A(x)*	4,163	21,398
Calavo Growers, Inc.	2,633	75,751
Cal-Maine Foods, Inc.	5,155	313,888
J & J Snack Foods Corp.	2,261	335,126
John B Sanfilippo & Son, Inc.	849	82,285
Lancaster Colony Corp.	2,435	494,013
Local Bounti Corp.(x)*	9,534	7,600
Mission Produce, Inc.*	697	7,744
Simply Good Foods Co. (The)*	13,143	522,697
Sovos Brands, Inc.*	3,897	65,002
SunOpta, Inc.*	13,282	102,271
Tattooed Chef, Inc.(x)*	7,474	10,613
Tootsie Roll Industries, Inc.	2,066	92,764
Utz Brands, Inc.	295,354	4,864,480
Vital Farms, Inc.*	4,384	67,075
VZS Enterprises, Inc.(r)*	113	—

		7,224,711

Household Products (0.2%)
Central Garden & Pet Co.*	460	18,888
Central Garden & Pet Co., Class A*	2,247	87,790
Energizer Holdings, Inc.	10,254	355,814
WD-40 Co.	2,023	360,195

		822,687

Personal Care Products (0.6%)
Beauty Health Co. (The)(x)*	11,300	142,719
BellRing Brands, Inc.*	19,494	662,796
e.l.f. Beauty, Inc.*	7,260	597,861
Herbalife Nutrition Ltd.*	9,572	154,109
Inter Parfums, Inc.	2,657	377,932
Medifast, Inc.	1,607	166,598
Nu Skin Enterprises, Inc., Class A	2,978	117,065
Thorne HealthTech, Inc.*	2,068	9,554
USANA Health Sciences, Inc.*	1,731	108,880
Veru, Inc.(x)*	9,489	11,007

		2,348,521

Tobacco (0.0%)†
22nd Century Group, Inc.(x)*	21,690	16,679
Turning Point Brands, Inc.	2,166	45,486
Vector Group Ltd.	3,063	36,787

		98,952

Total Consumer Staples		13,701,843

Energy (3.1%)
Energy Equipment & Services (1.0%)
Borr Drilling Ltd.(x)*	13,372	101,360
Cactus, Inc., Class A	9,060	373,544
ChampionX Corp.	29,305	795,045
DMC Global, Inc.*	611	13,424
Liberty Energy, Inc., Class A	19,540	250,307
Nabors Industries Ltd.*	1,165	142,025
NexTier Oilfield Solutions, Inc.*	25,906	205,953
Noble Corp. plc*	2,222	87,702
Oceaneering International, Inc.*	13,353	235,413
Patterson-UTI Energy, Inc.	21,406	250,450
ProFrac Holding Corp., Class A*	1,616	20,475
RPC, Inc.	11,209	86,197
Solaris Oilfield Infrastructure, Inc., Class A	4,635	39,583
TETRA Technologies, Inc.*	18,540	49,131
US Silica Holdings, Inc.*	1,754	20,943
Valaris Ltd.*	9,017	586,646
Weatherford International plc*	10,453	620,385

		3,878,583

Oil, Gas & Consumable Fuels (2.1%)
Amplify Energy Corp.*	4,280	29,404
Arch Resources, Inc.	2,195	288,555
Battalion Oil Corp.*	302	1,984
Berry Corp.	2,163	16,980
Callon Petroleum Co.*	6,008	200,908
Chord Energy Corp.	3,607	485,502
CNX Resources Corp.*	1,575	25,231
Comstock Resources, Inc.	13,531	145,999
CONSOL Energy, Inc.	4,790	279,113
Crescent Energy Co., Class A(x)	5,950	67,294
CVR Energy, Inc.	4,337	142,167
Delek US Holdings, Inc.	10,270	235,696
Denbury, Inc.*	7,418	650,039
Earthstone Energy, Inc., Class A(x)*	6,353	82,653
Empire Petroleum Corp.*	1,617	20,067
Energy Fuels, Inc.(x)*	18,863	105,256
Equitrans Midstream Corp.	14,861	85,897
Golar LNG Ltd.*	929	20,066
Gulfport Energy Corp.*	1,630	130,400
HighPeak Energy, Inc.(x)	1,022	23,506
Kinetik Holdings, Inc.(x)	265	8,294
Kosmos Energy Ltd.*	65,522	487,484
Magnolia Oil & Gas Corp., Class A	25,874	566,123
Matador Resources Co.	16,376	780,316
Murphy Oil Corp.	9,514	351,828
NextDecade Corp.(x)*	4,458	22,156
Northern Oil and Gas, Inc.	8,278	251,237
Par Pacific Holdings, Inc.*	7,230	211,116
PBF Energy, Inc., Class A	3,888	168,584
Permian Resources Corp.	4,108	43,134
Ranger Oil Corp.	2,820	115,169
Riley Exploration Permian, Inc.	1,008	38,364
Ring Energy, Inc.*	4,714	8,957
SandRidge Energy, Inc.*	4,436	63,923
SilverBow Resources, Inc.(x)*	1,674	38,251
Sitio Royalties Corp.(x)	10,484	236,938
SM Energy Co.	17,868	503,163
Talos Energy, Inc.*	10,146	150,567
Tellurian, Inc.(x)*	75,025	92,281
Uranium Energy Corp.(x)*	52,057	149,924
Ur-Energy, Inc.(x)*	29,610	31,387
VAALCO Energy, Inc.	15,806	71,601
Vertex Energy, Inc.(x)*	6,925	68,419
Vital Energy, Inc.*	2,426	110,480
W&T Offshore, Inc.*	11,634	59,101

		7,665,514

Total Energy		11,544,097

Financials (5.9%)
Banks (0.7%)
Axos Financial, Inc.*	816	30,127
BancFirst Corp.	1,670	138,777
Bancorp, Inc. (The)*	4,665	129,920
Bank of NT Butterfield & Son Ltd. (The)	442	11,934
BayCom Corp.	290	4,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bridgewater Bancshares, Inc.*	707	$7,664
Cadence Bank	1,540	31,970
Coastal Financial Corp.*	1,567	56,428
Columbia Financial, Inc.*	1,618	29,577
Eastern Bankshares, Inc.	4,809	60,690
Esquire Financial Holdings, Inc.	887	34,682
Farmers & Merchants Bancorp, Inc.(x)	580	14,106
First Bancorp	1,605	18,329
First Financial Bankshares, Inc.	18,868	601,889
First Guaranty Bancshares, Inc.	113	1,771
Five Star Bancorp	578	12,334
FVCBankcorp, Inc.(x)*	222	2,364
Glacier Bancorp, Inc.	1,811	76,080
Greene County Bancorp, Inc.(x)	1,080	24,494
Hingham Institution For Savings (The)(x)	22	5,136
HomeTrust Bancshares, Inc.	416	10,229
Lakeland Financial Corp.	3,296	206,461
Live Oak Bancshares, Inc.	3,915	95,408
Metrocity Bankshares, Inc.	809	13,826
Metropolitan Bank Holding Corp.*	128	4,338
National Bank Holdings Corp., Class A	295	9,871
Nicolet Bankshares, Inc.*	252	15,889
Pathward Financial, Inc.	1,172	48,626
ServisFirst Bancshares, Inc.	7,384	403,388
Stock Yards Bancorp, Inc.	3,610	199,055
Third Coast Bancshares, Inc.*	105	1,650
Triumph Financial, Inc.*	1,230	71,414
Veritex Holdings, Inc.	999	18,242
West Bancorp, Inc.	484	8,843
Westamerica Bancorp	968	42,882

		2,443,347

Capital Markets (1.1%)
Artisan Partners Asset Management, Inc., Class A	5,748	183,821
Associated Capital Group, Inc., Class A	47	1,737
Avantax, Inc.*	6,986	183,872
B Riley Financial, Inc.(x)	3,117	88,492
Brightsphere Investment Group, Inc.	4,428	104,412
Cohen & Steers, Inc.	3,734	238,827
Diamond Hill Investment Group, Inc.	449	73,896
Donnelley Financial Solutions, Inc.*	240	9,806
Federated Hermes, Inc., Class B	12,606	506,005
Focus Financial Partners, Inc., Class A*	8,582	445,148
GCM Grosvenor, Inc., Class A	5,505	42,994
Hamilton Lane, Inc., Class A	5,291	391,428
Houlihan Lokey, Inc.	7,394	646,901
MarketWise, Inc.(x)*	921	1,704
Moelis & Co., Class A	4,408	169,444
Open Lending Corp., Class A*	15,307	107,761
Perella Weinberg Partners	5,159	46,947
PJT Partners, Inc., Class A	3,479	251,149
Sculptor Capital Management, Inc.	1,891	16,281
Silvercrest Asset Management
Group, Inc., Class A	1,435	26,088
StepStone Group, Inc., Class A	7,959	193,165
StoneX Group, Inc.*	241	24,951
Value Line, Inc.	129	6,235
Victory Capital Holdings, Inc., Class A	787	23,035
Virtus Investment Partners, Inc.	121	23,037
WisdomTree, Inc.	19,716	115,536

		3,922,672

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	445	12,073
Curo Group Holdings Corp.(x)	2,760	4,775
Dynamics, Inc.(r)*	35,722	35,829
FirstCash Holdings, Inc.	2,778	264,938
Green Dot Corp., Class A*	872	14,981
LendingClub Corp.*	805	5,804
LendingTree, Inc.*	1,480	39,457
Moneylion, Inc.*	3,027	1,719
NerdWallet, Inc., Class A(x)*	3,840	62,131
PROG Holdings, Inc.*	1,050	24,979
Upstart Holdings, Inc.(x)*	68,113	1,082,316
World Acceptance Corp.*	415	34,565

		1,583,567

Financial Services (2.8%)
Affirm Holdings, Inc.(x)*	746,902	8,417,585
AvidXchange Holdings, Inc.*	19,212	149,854
Cantaloupe, Inc.*	5,371	30,615
Cass Information Systems, Inc.	355	15,375
Evertec, Inc.	9,005	303,919
Flywire Corp.*	8,371	245,773
I3 Verticals, Inc., Class A*	3,312	81,243
International Money Express, Inc.*	4,681	120,676
Marqeta, Inc., Class A*	63,052	288,148
NMI Holdings, Inc., Class A*	958	21,392
Payoneer Global, Inc.*	32,494	204,062
Priority Technology Holdings, Inc.(x)*	3,004	10,784
Remitly Global, Inc.*	14,690	248,995
StoneCo Ltd., Class A*	21,270	202,916
Velocity Financial, Inc.*	219	1,978
Walker & Dunlop, Inc.	3,116	237,346

		10,580,661

Insurance (0.9%)
BRP Group, Inc., Class A*	8,986	228,784
eHealth, Inc.*	924	8,649
Goosehead Insurance, Inc., Class A*	2,438	127,264
HCI Group, Inc.(x)	929	49,794
Investors Title Co.	32	4,832
Kinsale Capital Group, Inc.	3,189	957,178
Palomar Holdings, Inc.*	3,585	197,892
RLI Corp.	5,740	762,903
SiriusPoint Ltd.*	1,106	8,992
Skyward Specialty Insurance Group, Inc.*	91	1,990
Trupanion, Inc.(x)*	22,192	951,815
Universal Insurance Holdings, Inc.	769	14,011

		3,314,104

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	865	24,739
PennyMac Mortgage Investment Trust (REIT)(x)	2,766	34,105

		58,844

Total Financials		21,903,195

Health Care (24.3%)
Biotechnology (5.2%)
Aadi Bioscience, Inc.(x)*	2,280	16,507
ACADIA Pharmaceuticals, Inc.*	17,702	333,152
Acrivon Therapeutics, Inc.*	444	5,634
ADMA Biologics, Inc.*	12,455	41,226
Affimed NV(x)*	21,695	16,176
Agenus, Inc.(x)*	45,592	69,300
Akero Therapeutics, Inc.*	313	11,975
Alector, Inc.*	9,266	57,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Alkermes plc*	24,080	$678,815
Alpine Immune Sciences, Inc.*	1,137	8,778
Amicus Therapeutics, Inc.*	40,705	451,418
Anavex Life Sciences Corp.(x)*	10,320	88,442
Apellis Pharmaceuticals, Inc.*	13,751	907,016
Arbutus Biopharma Corp.(x)*	379,531	1,149,979
Arcturus Therapeutics Holdings, Inc.*	3,106	74,451
Arcutis Biotherapeutics, Inc.*	6,200	68,200
Arrowhead Pharmaceuticals, Inc.*	15,151	384,835
Atara Biotherapeutics, Inc.*	1,218	3,532
Aura Biosciences, Inc.(x)*	3,357	31,153
Aurinia Pharmaceuticals, Inc.(x)*	19,681	215,704
Avid Bioservices, Inc.(x)*	8,959	168,071
Beam Therapeutics, Inc.(x)*	33,153	1,015,145
BioCryst Pharmaceuticals, Inc.*	18,851	157,217
Biohaven Ltd.*	5,733	78,313
Blueprint Medicines Corp.*	8,828	397,172
Bridgebio Pharma, Inc.*	9,610	159,334
CareDx, Inc.*	7,700	70,378
Catalyst Pharmaceuticals, Inc.*	14,322	237,459
Celldex Therapeutics, Inc.*	1,417	50,984
Celularity, Inc., Class A(x)*	10,935	6,776
Cerevel Therapeutics Holdings, Inc.*	8,445	205,974
Chimerix, Inc.*	8,635	10,880
Coherus Biosciences, Inc.*	11,074	75,746
Crinetics Pharmaceuticals, Inc.*	1,131	18,164
CTI BioPharma Corp.(x)*	2,861	12,016
Cytokinetics, Inc.*	10,958	385,612
Deciphera Pharmaceuticals, Inc.*	2,141	33,078
Denali Therapeutics, Inc.*	16,028	369,285
Dynavax Technologies Corp.*	17,593	172,587
Eagle Pharmaceuticals, Inc.*	1,504	42,669
Eiger BioPharmaceuticals, Inc.*	5,894	5,286
Enanta Pharmaceuticals, Inc.*	351	14,194
Fate Therapeutics, Inc.*	12,568	71,638
FibroGen, Inc.*	11,426	213,209
Foghorn Therapeutics, Inc.*	3,250	20,150
Gelesis Holdings, Inc.*	8,092	1,317
Geron Corp.*	42,931	93,160
Gossamer Bio, Inc.(x)*	10,071	12,689
GreenLight Biosciences Holdings PBC(x)*	11,762	5,086
Halozyme Therapeutics, Inc.*	19,557	746,882
Heron Therapeutics, Inc.(x)*	14,905	22,507
HilleVax, Inc.(x)*	412	6,810
Humacyte, Inc.(x)*	8,372	25,870
IGM Biosciences, Inc.*	1,311	18,013
ImmunityBio, Inc.(x)*	10,002	18,204
ImmunoGen, Inc.*	15,886	61,002
Inhibrx, Inc.*	4,883	92,142
Insmed, Inc.*	19,919	339,619
Intellia Therapeutics, Inc.*	43,892	1,635,855
Intercept Pharmaceuticals, Inc.*	3,566	47,891
Ironwood Pharmaceuticals, Inc.*	20,158	212,062
IVERIC bio, Inc.*	20,116	489,422
Karuna Therapeutics, Inc.*	4,746	862,063
Karyopharm Therapeutics, Inc.*	12,205	47,477
Keros Therapeutics, Inc.*	2,711	115,760
Kiniksa Pharmaceuticals Ltd., Class A*	4,244	45,665
Krystal Biotech, Inc.*	1,035	82,862
Lexicon Pharmaceuticals, Inc.*	5,197	12,629
Madrigal Pharmaceuticals, Inc.*	1,880	455,449
MannKind Corp.*	4,282	17,556
MeiraGTx Holdings plc*	391	2,022
Mineralys Therapeutics, Inc.*	646	10,116
Mirum Pharmaceuticals, Inc.*	2,636	63,317
Morphic Holding, Inc.(x)*	3,297	124,099
Ocugen, Inc.*	33,440	28,528
Organogenesis Holdings, Inc.*	11,419	24,323
Outlook Therapeutics, Inc.(x)*	20,844	22,720
PepGen, Inc.*	321	3,926
Point Biopharma Global, Inc.(x)*	11,651	84,703
Praxis Precision Medicines, Inc.(x)*	470	380
Precigen, Inc.(x)*	13,014	13,795
Prime Medicine, Inc.(x)*	617	7,589
ProKidney Corp.(x)*	84,389	955,284
Prometheus Biosciences, Inc.*	5,141	551,732
Prothena Corp. plc*	5,735	277,975
PTC Therapeutics, Inc.*	7,852	380,351
Rallybio Corp.(x)*	1,876	10,712
RAPT Therapeutics, Inc.*	2,955	54,224
Recursion Pharmaceuticals, Inc., Class A*	1,952	13,020
Relay Therapeutics, Inc.*	980	16,141
REVOLUTION Medicines, Inc.*	1,655	35,847
Rigel Pharmaceuticals, Inc.*	24,757	32,679
Roivant Sciences Ltd.(x)*	123,262	909,674
Sangamo Therapeutics, Inc.*	1,208	2,126
Seres Therapeutics, Inc.*	10,070	57,097
SpringWorks Therapeutics, Inc.(x)*	1,091	28,082
Syndax Pharmaceuticals, Inc.*	1,949	41,163
TG Therapeutics, Inc.(x)*	19,649	295,521
Travere Therapeutics, Inc.*	8,207	184,575
Twist Bioscience Corp.*	5,701	85,971
Vaxart, Inc.(x)*	4,104	3,106
Vaxcyte, Inc.*	10,591	396,951
Vera Therapeutics, Inc.(x)*	2,736	21,231
Vericel Corp.*	6,934	203,305
Verve Therapeutics, Inc.(x)*	1,052	15,170
Viridian Therapeutics, Inc.*	4,083	103,872
VistaGen Therapeutics, Inc.(x)*	22,833	2,847
Y-mAbs Therapeutics, Inc.*	5,930	29,709
Zentalis Pharmaceuticals, Inc.*	6,530	112,316

		19,279,178

Health Care Equipment & Supplies (4.2%)
Alphatec Holdings, Inc.*	9,470	147,732
Artivion, Inc.*	4,890	64,059
AtriCure, Inc.*	4,344	180,059
Atrion Corp.	206	129,349
Axogen, Inc.*	5,984	56,549
Axonics, Inc.*	7,223	394,087
Cardiovascular Systems, Inc.*	3,192	63,393
Cerus Corp.*	26,401	78,411
CONMED Corp.	4,218	438,081
Cutera, Inc.*	2,476	58,483
Embecta Corp.	7,432	208,988
Figs, Inc., Class A*	268,545	1,662,294
Glaukos Corp.*	6,748	338,075
Haemonetics Corp.*	7,355	608,626
Heska Corp.*	1,456	142,135
Inari Medical, Inc.*	6,389	394,457
Inogen, Inc.*	194	2,421
Inspire Medical Systems, Inc.*	9,950	2,328,997
iRadimed Corp.	1,007	39,625
iRhythm Technologies, Inc.*	4,455	552,554
Lantheus Holdings, Inc.*	10,029	827,994
LeMaitre Vascular, Inc.	2,882	148,337
LivaNova plc*	6,023	262,482
Merit Medical Systems, Inc.*	7,122	526,672
Mesa Laboratories, Inc.	748	130,698
Nano-X Imaging Ltd.(x)*	468	2,700
Neogen Corp.*	29,429	545,025
Nevro Corp.*	5,136	185,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NuVasive, Inc.*	7,724	$319,078
Omnicell, Inc.*	6,547	384,113
OrthoPediatrics Corp.*	2,216	98,147
Outset Medical, Inc.*	51,349	944,822
Owlet, Inc.(x)*	2,811	912
Paragon 28, Inc.*	7,049	120,326
Penumbra, Inc.*	1,346	375,117
PROCEPT BioRobotics Corp.*	3,803	108,005
Pulmonx Corp.*	4,912	54,916
RxSight, Inc.(x)*	3,158	52,675
Senseonics Holdings, Inc.(x)*	68,095	48,347
Shockwave Medical, Inc.*	5,238	1,135,756
SI-BONE, Inc.*	4,963	97,622
Sight Sciences, Inc.*	286	2,500
Silk Road Medical, Inc.*	5,530	216,389
STAAR Surgical Co.*	7,081	452,830
Surmodics, Inc.*	2,072	47,200
Tactile Systems Technology, Inc.*	1,051	17,257
Tenon Medical, Inc.(x)*	675	1,195
TransMedics Group, Inc.*	4,509	341,467
Treace Medical Concepts, Inc.*	5,329	134,238
UFP Technologies, Inc.*	1,003	130,230
Utah Medical Products, Inc.	511	48,427
Vicarious Surgical, Inc.(x)*	8,568	19,449
ViewRay, Inc.*	19,902	68,861
Zynex, Inc.(x)*	3,009	36,108

		15,773,936

Health Care Providers & Services (6.4%)
23andMe Holding Co.(x)*	388,173	885,034
Addus HomeCare Corp.*	937	100,034
Agiliti, Inc.(x)*	4,141	66,173
agilon health, Inc.(x)*	400,785	9,518,644
AirSculpt Technologies, Inc.(x)	1,947	9,813
Alignment Healthcare, Inc.*	89,736	570,721
AMN Healthcare Services, Inc.*	6,400	530,944
Apollo Medical Holdings, Inc.*	5,738	209,265
Cano Health, Inc.(x)*	25,480	23,187
Clover Health Investments Corp.(x)*	56,903	48,089
CorVel Corp.*	1,269	241,465
Cross Country Healthcare, Inc.*	558	12,455
DocGo, Inc.*	12,174	105,305
Ensign Group, Inc. (The)	7,986	762,982
Guardant Health, Inc.*	38,219	895,853
HealthEquity, Inc.*	12,274	720,607
Hims & Hers Health, Inc.*	15,282	151,597
Innovage Holding Corp.(x)*	370	2,953
Joint Corp. (The)*	2,220	37,363
LifeStance Health Group, Inc.(x)*	729	5,416
ModivCare, Inc.*	588	49,439
National Research Corp.	2,144	93,285
Oncology Institute, Inc. (The)(x)*	5,648	3,829
Option Care Health, Inc.*	24,739	785,958
Owens & Minor, Inc.*	1,377	20,035
P3 Health Partners, Inc.(x)*	2,487	2,636
Patterson Cos., Inc.	10,127	271,100
Pennant Group, Inc. (The)*	3,665	52,336
PetIQ, Inc.*	2,933	33,554
Privia Health Group, Inc.*	215,490	5,949,679
Progyny, Inc.*	11,154	358,267
R1 RCM, Inc.*	22,189	332,835
RadNet, Inc.*	7,319	183,195
Select Medical Holdings Corp.	13,006	336,205
Surgery Partners, Inc.*	6,500	224,055
US Physical Therapy, Inc.	1,895	185,539

		23,779,847

Health Care Technology (3.0%)
Babylon Holdings Ltd., Class A(x)*	671	3,415
Doximity, Inc., Class A(x)*	282,115	9,134,884
Evolent Health, Inc., Class A*	12,110	392,969
HealthStream, Inc.*	159	4,309
NextGen Healthcare, Inc.*	4,062	70,719
Nutex Health, Inc.(x)*	38,976	39,366
OptimizeRx Corp.*	2,433	35,595
Pear Therapeutics, Inc.(x)*	5,111	1,303
Phreesia, Inc.*	3,510	113,338
Schrodinger, Inc.*	55,881	1,471,347
Simulations Plus, Inc.	2,351	103,303

		11,370,548

Life Sciences Tools & Services (4.1%)
10X Genomics, Inc., Class A*	202,164	11,278,730
AbCellera Biologics, Inc.(x)*	12,813	96,610
Adaptive Biotechnologies Corp.*	688	6,075
Akoya Biosciences, Inc.*	2,452	20,057
BioLife Solutions, Inc.*	336	7,308
Codexis, Inc.*	8,872	36,730
CryoPort, Inc.(x)*	5,403	129,672
Cytek Biosciences, Inc.*	16,817	154,548
MaxCyte, Inc.*	227,623	1,126,734
Medpace Holdings, Inc.*	3,700	695,785
NanoString Technologies, Inc.*	6,137	60,756
OmniAb, Inc.(r)*	113	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	1,460	5,373
Quanterix Corp.*	659	7,427
Science 37 Holdings, Inc.(x)*	8,841	2,490
SomaLogic, Inc.(x)*	204,737	522,079
Standard BioTools, Inc.(x)*	539,260	1,051,557

		15,201,931

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	9,485	76,734
Amneal Pharmaceuticals, Inc.*	15,348	21,334
Amphastar Pharmaceuticals, Inc.*	5,624	210,900
Amylyx Pharmaceuticals, Inc.*	1,327	38,934
AN2 Therapeutics, Inc.(x)*	19	189
Arvinas, Inc.*	7,141	195,092
ATAI Life Sciences NV(x)*	281,428	509,385
Axsome Therapeutics, Inc.(x)*	4,733	291,931
Cassava Sciences, Inc.(x)*	5,623	135,627
Collegium Pharmaceutical, Inc.*	4,927	118,199
Corcept Therapeutics, Inc.*	12,742	275,992
Esperion Therapeutics, Inc.*	11,067	17,597
Evolus, Inc.*	5,096	43,112
EyePoint Pharmaceuticals, Inc.(x)*	1,864	5,480
GH Research plc(x)*	63,373	506,350
Harmony Biosciences Holdings, Inc.*	3,870	126,355
Innoviva, Inc.*	9,492	106,785
Intra-Cellular Therapies, Inc.*	13,530	732,649
Ligand Pharmaceuticals, Inc.*	298	21,921
Liquidia Corp.(x)*	4,693	32,429
NGM Biopharmaceuticals, Inc.*	3,824	15,602
Ocular Therapeutix, Inc.*	11,330	59,709
Pacira BioSciences, Inc.*	6,729	274,610
Phathom Pharmaceuticals, Inc.(x)*	3,711	26,497
Phibro Animal Health Corp., Class A	2,974	45,562
Provention Bio, Inc.*	7,828	188,655
Reata Pharmaceuticals, Inc., Class A(x)*	3,374	306,764
Relmada Therapeutics, Inc.*	3,284	7,422
Revance Therapeutics, Inc.*	11,919	383,911
Scilex Holding Co.(r)(x)*	1,312	9,145
SIGA Technologies, Inc.	6,518	37,478
Theravance Biopharma, Inc.*	8,626	93,592
Third Harmonic Bio, Inc.*	768	3,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ventyx Biosciences, Inc.*	3,685	$123,447
Xeris Biopharma Holdings, Inc.(x)*	21,018	34,259

		5,076,812

Total Health Care		90,482,252

Industrials (10.4%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.*	8,833	496,150
AeroVironment, Inc.*	3,640	333,642
Cadre Holdings, Inc.(x)	2,816	60,657
Momentus, Inc.*	2,647	1,548
Moog, Inc., Class A	690	69,517
Redwire Corp.(x)*	490	1,485
Rocket Lab USA, Inc.(x)*	31,646	127,850
Virgin Galactic Holdings, Inc.(x)*	17,223	69,753

		1,160,602

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,244	67,573
Forward Air Corp.	3,923	422,742
Radiant Logistics, Inc.*	1,471	9,650

		499,965

Building Products (1.0%)
AAON, Inc.	6,432	621,910
American Woodmark Corp.*	149	7,758
Apogee Enterprises, Inc.	3,379	146,142
CSW Industrials, Inc.	2,167	301,061
Griffon Corp.	3,147	100,736
Insteel Industries, Inc.	2,781	77,367
Janus International Group, Inc.*	12,232	120,608
JELD-WEN Holding, Inc.*	4,680	59,249
Masonite International Corp.*	3,194	289,919
PGT Innovations, Inc.*	8,481	212,958
Simpson Manufacturing Co., Inc.	6,316	692,486
UFP Industries, Inc.	7,651	608,025
Zurn Elkay Water Solutions Corp.	18,330	391,529

		3,629,748

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A*	8,258	106,611
Aris Water Solutions, Inc., Class A(x)	3,232	25,177
Aurora Innovation, Inc.(x)*	238,938	332,124
Brady Corp., Class A	5,115	274,829
Brink’s Co. (The)	6,692	447,026
Casella Waste Systems, Inc., Class A*	7,316	604,741
Cimpress plc*	2,615	114,589
Healthcare Services Group, Inc.	5,347	74,163
HNI Corp.	5,997	166,956
Interface, Inc.	6,922	56,207
Li-Cycle Holdings Corp.(x)*	8,231	46,340
Liquidity Services, Inc.*	1,894	24,944
Montrose Environmental Group, Inc.*	4,038	144,035
Pitney Bowes, Inc.	13,693	53,266
SP Plus Corp.*	2,932	100,538

		2,571,546

Construction & Engineering (1.0%)
Ameresco, Inc., Class A*	4,764	234,484
Comfort Systems USA, Inc.	5,210	760,451
Construction Partners, Inc., Class A*	5,852	157,653
Dycom Industries, Inc.*	4,264	399,324
EMCOR Group, Inc.	6,947	1,129,513
Fluor Corp.*	19,197	593,379
Great Lakes Dredge & Dock Corp.*	2,351	12,766
IES Holdings, Inc.*	952	41,022
MYR Group, Inc.*	2,417	304,566
Northwest Pipe Co.*	343	10,712
Primoris Services Corp.	503	12,404
Sterling Infrastructure, Inc.*	3,566	135,080

		3,791,354

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,809	69,918
Array Technologies, Inc.*	22,279	487,465
Atkore, Inc.*	5,795	814,082
Babcock & Wilcox Enterprises, Inc.*	8,873	53,770
Blink Charging Co.(x)*	5,901	51,044
Bloom Energy Corp., Class A*	26,588	529,899
Energy Vault Holdings, Inc.(x)*	12,384	26,502
EnerSys	680	59,078
Enovix Corp.(x)*	15,928	237,486
ESS Tech, Inc.(x)*	11,186	15,549
Fluence Energy, Inc.(x)*	5,255	106,414
FTC Solar, Inc.(x)*	6,713	15,104
FuelCell Energy, Inc.(x)*	43,530	124,060
GrafTech International Ltd.	28,479	138,408
Heliogen, Inc.(x)*	14,751	3,543
NEXTracker, Inc., Class A(x)*	3,946	143,082
Shoals Technologies Group, Inc., Class A*	24,061	548,350
Stem, Inc.(x)*	20,081	113,859
SunPower Corp.(x)*	12,083	167,229
TPI Composites, Inc.*	5,451	71,136
Vicor Corp.*	3,244	152,273

		3,928,251

Ground Transportation (0.8%)
ArcBest Corp.	1,183	109,333
Daseke, Inc.*	6,056	46,813
Grab Holdings Ltd., Class A*	493,627	1,485,817
Marten Transport Ltd.	6,412	134,331
PAM Transportation Services, Inc.*	981	28,086
Saia, Inc.*	3,908	1,063,289
Universal Logistics Holdings, Inc.	790	23,028
Werner Enterprises, Inc.	1,071	48,720

		2,939,417

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	3,386	67,111

Machinery (2.1%)
Alamo Group, Inc.	1,260	232,042
Albany International Corp., Class A	880	78,637
Berkshire Grey, Inc.(x)*	7,200	9,936
Blue Bird Corp.*	2,525	51,586
Chart Industries, Inc.*	6,268	786,007
CIRCOR International, Inc.*	855	26,608
Douglas Dynamics, Inc.	3,427	109,287
Energy Recovery, Inc.*	8,112	186,982
Enerpac Tool Group Corp.	8,421	214,735
ESCO Technologies, Inc.	381	36,366
Evoqua Water Technologies Corp.*	17,168	853,593
Federal Signal Corp.	8,711	472,223
Franklin Electric Co., Inc.	6,753	635,457
Gorman-Rupp Co. (The)	718	17,950
Helios Technologies, Inc.	4,720	308,688
Hillenbrand, Inc.	5,107	242,736
Hyzon Motors, Inc.(x)*	13,052	10,639
John Bean Technologies Corp.	4,607	503,499
Kadant, Inc.	1,711	356,778
Lightning eMotors, Inc.(x)*	6,056	1,735
Lindsay Corp.	1,629	246,191
Luxfer Holdings plc	1,448	24,471
Markforged Holding Corp.(x)*	2,477	2,375
Microvast Holdings, Inc.(x)*	15,571	19,308
Miller Industries, Inc.	106	3,747
Mueller Industries, Inc.	2,973	218,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A	22,953	$319,965
Nikola Corp.(x)*	46,061	55,734
Omega Flex, Inc.	485	54,048
Proterra, Inc.(x)*	14,978	22,767
Proto Labs, Inc.*	701	23,238
RBC Bearings, Inc.*	587	136,612
Sarcos Technology & Robotics Corp.(x)*	17,761	8,431
Shyft Group, Inc. (The)	5,080	115,570
Tennant Co.	1,245	85,320
Terex Corp.	4,824	233,385
Titan International, Inc.*	7,416	77,720
Trinity Industries, Inc.	1,882	45,845
Velo3D, Inc.(x)*	8,968	20,357
Wabash National Corp.	6,007	147,712
Watts Water Technologies, Inc., Class A	3,980	669,914
Xos, Inc.(x)*	8,665	4,549

		7,671,199

Passenger Airlines (0.3%)
Allegiant Travel Co.*	983	90,416
Frontier Group Holdings, Inc.(x)*	5,346	52,605
Joby Aviation, Inc.(x)*	243,990	1,058,917
Sun Country Airlines Holdings, Inc.*	4,946	101,393

		1,303,331

Professional Services (1.9%)
ASGN, Inc.*	7,138	590,098
Atlas Technical Consultants, Inc.(x)*	1,972	24,039
Barrett Business Services, Inc.	953	84,474
CBIZ, Inc.*	6,928	342,867
CRA International, Inc.	1,019	109,869
CSG Systems International, Inc.	4,591	246,537
ExlService Holdings, Inc.*	4,764	770,958
Exponent, Inc.	7,475	745,183
First Advantage Corp.*	849	11,852
Forrester Research, Inc.*	1,651	53,410
Franklin Covey Co.*	1,820	70,015
HireRight Holdings Corp.*	2,844	30,175
Huron Consulting Group, Inc.*	1,791	143,943
IBEX Holdings Ltd.*	1,382	33,721
ICF International, Inc.	1,925	211,172
Insperity, Inc.	5,280	641,784
Kforce, Inc.	2,906	183,775
Korn Ferry	7,642	395,397
Legalzoom.com, Inc.*	14,474	135,766
Maximus, Inc.	8,401	661,159
NV5 Global, Inc.*	1,998	207,732
Planet Labs PBC*	24,513	96,336
Red Violet, Inc.*	1,473	25,925
Sterling Check Corp.(x)*	3,103	34,598
TriNet Group, Inc.*	5,529	445,693
TTEC Holdings, Inc.	2,755	102,569
Upwork, Inc.*	17,833	201,869
Verra Mobility Corp.(x)*	20,715	350,498
Willdan Group, Inc.*	149	2,327

		6,953,741

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	613	9,716
Applied Industrial Technologies, Inc.	5,611	797,491
Beacon Roofing Supply, Inc.*	5,323	313,259
Boise Cascade Co.	1,194	75,521
Custom Truck One Source, Inc.(x)*	2,821	19,155
Distribution Solutions Group, Inc.*	685	31,140
EVI Industries, Inc.(x)*	53,349	1,056,310
GATX Corp.	303	33,336
Global Industrial Co.	1,336	35,858
GMS, Inc.*	6,057	350,640
H&E Equipment Services, Inc.	4,704	208,058
Herc Holdings, Inc.	3,706	422,113
Hudson Technologies, Inc.*	6,226	54,353
Karat Packaging, Inc.	976	13,010
McGrath RentCorp	3,607	336,569
MRC Global, Inc.*	12,217	118,749
Textainer Group Holdings Ltd.	830	26,651
Transcat, Inc.*	1,073	95,915
Veritiv Corp.	1,933	261,226
Xometry, Inc., Class A(x)*	5,075	75,973

		4,335,043

Total Industrials		38,851,308

Information Technology (25.2%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	10,264	162,787
Calix, Inc.*	6,697	358,892
Cambium Networks Corp.*	1,745	30,922
Casa Systems, Inc.(x)*	4,987	6,334
Clearfield, Inc.*	1,866	86,918
CommScope Holding Co., Inc.*	30,287	192,928
Digi International, Inc.*	1,736	58,469
DZS, Inc.*	2,641	20,838
Extreme Networks, Inc.*	18,493	353,586
Harmonic, Inc.*	13,597	198,380
Infinera Corp.(x)*	28,516	221,284
Inseego Corp.(x)*	4,076	2,374
Ondas Holdings, Inc.(x)*	5,367	5,796
Viavi Solutions, Inc.*	32,810	355,332

		2,054,840

Electronic Equipment, Instruments & Components (1.4%)
908 Devices, Inc.(x)*	782	6,725
Advanced Energy Industries, Inc.	5,555	544,390
Aeva Technologies, Inc.(x)*	610	726
AEye, Inc.(x)*	13,866	4,365
Akoustis Technologies, Inc.(x)*	7,863	24,218
Arlo Technologies, Inc.*	12,606	76,392
Badger Meter, Inc.	4,333	527,846
Belden, Inc.	3,343	290,072
Cepton, Inc.*	6,520	3,028
CTS Corp.	4,672	231,077
ePlus, Inc.*	2,983	146,286
Fabrinet*	5,464	648,905
FARO Technologies, Inc.*	276	6,792
Focus Universal, Inc.(x)*	4,242	10,605
Identiv, Inc.*	3,692	22,669
Insight Enterprises, Inc.*	3,919	560,260
Itron, Inc.*	591	32,771
Lightwave Logic, Inc.(x)*	17,045	89,145
MicroVision, Inc.(x)*	24,058	64,235
Napco Security Technologies, Inc.*	4,565	171,553
Novanta, Inc.*	5,255	836,018
OSI Systems, Inc.*	284	29,070
PAR Technology Corp.(x)*	1,453	49,344
Plexus Corp.*	3,473	338,861
Rogers Corp.*	2,772	453,028
SmartRent, Inc.(x)*	17,539	44,725

		5,213,106

IT Services (4.2%)
BigCommerce Holdings, Inc.*	9,694	86,664
Brightcove, Inc.*	4,352	19,366
Cerberus Cyber Sentinel Corp.*	7,140	2,413
Cloudflare, Inc., Class A*	161,712	9,971,162
Cyxtera Technologies, Inc.(x)*	5,969	1,823
DigitalOcean Holdings, Inc.(x)*	10,266	402,119
Edgio, Inc.*	19,492	15,420
Fastly, Inc., Class A*	135,472	2,405,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Grid Dynamics Holdings, Inc.*	7,897	$90,500
Hackett Group, Inc. (The)	2,879	53,204
Information Services Group, Inc.	2,681	13,646
MongoDB, Inc.*	8,657	2,018,120
Perficient, Inc.*	5,039	363,766
Squarespace, Inc., Class A*	1,025	32,564
Tucows, Inc., Class A(x)*	1,416	27,541
Unisys Corp.*	6,537	25,364

		15,529,655

Semiconductors & Semiconductor Equipment (2.4%)
ACM Research, Inc., Class A*	953	11,150
Alpha & Omega Semiconductor Ltd.*	2,534	68,291
Ambarella, Inc.*	5,439	421,087
Amkor Technology, Inc.	2,970	77,279
Atomera, Inc.(x)*	3,376	21,505
Axcelis Technologies, Inc.*	4,819	642,132
CEVA, Inc.*	3,504	106,627
Credo Technology Group Holding Ltd.*	14,225	133,999
Diodes, Inc.*	4,785	443,857
FormFactor, Inc.*	11,383	362,548
Impinj, Inc.*	2,880	390,298
indie Semiconductor, Inc., Class A(x)*	15,305	161,468
Kulicke & Soffa Industries, Inc.	8,127	428,212
MACOM Technology Solutions Holdings, Inc.*	7,944	562,753
MaxLinear, Inc.*	10,533	370,867
Onto Innovation, Inc.*	7,328	643,985
PDF Solutions, Inc.*	4,515	191,436
Photronics, Inc.*	6,346	105,217
Power Integrations, Inc.	8,397	710,722
Rambus, Inc.*	13,320	682,783
Semtech Corp.*	9,314	224,840
Silicon Laboratories, Inc.*	4,642	812,768
SiTime Corp.*	2,391	340,072
SkyWater Technology, Inc.(x)*	1,451	16,512
SMART Global Holdings, Inc.*	7,102	122,438
Synaptics, Inc.*	5,778	642,225
Transphorm, Inc.*	3,381	13,490
Ultra Clean Holdings, Inc.*	2,333	77,362
Veeco Instruments, Inc.*	6,252	132,105

		8,918,028

Software (16.4%)
8x8, Inc.*	16,840	70,223
A10 Networks, Inc.	7,631	118,204
ACI Worldwide, Inc.*	16,523	445,791
Agilysys, Inc.*	2,927	241,507
Alarm.com Holdings, Inc.*	6,993	351,608
Alkami Technology, Inc.*	5,282	66,870
Altair Engineering, Inc., Class A*	7,627	549,983
American Software, Inc., Class A	3,401	42,887
Amplitude, Inc., Class A*	8,454	105,168
Appfolio, Inc., Class A*	2,861	356,137
Appian Corp., Class A*	5,895	261,620
Applied Digital Corp.(x)*	3,553	7,959
Arteris, Inc.*	2,596	10,981
Asana, Inc., Class A*	10,788	227,950
AvePoint, Inc.(x)*	19,101	78,696
BILL Holdings, Inc.*	50,189	4,072,335
Blackbaud, Inc.*	6,393	443,035
Blackline, Inc.*	8,154	547,541
Box, Inc., Class A*	20,640	552,946
C3.ai, Inc., Class A(x)*	1,662	55,793
Cipher Mining, Inc.(x)*	1,036	2,414
Clear Secure, Inc., Class A	79,166	2,071,774
Clearwater Analytics Holdings, Inc., Class A*	53,223	849,439
CommVault Systems, Inc.*	6,450	365,973
Confluent, Inc., Class A*	83,185	2,002,263
Consensus Cloud Solutions, Inc.*	1,330	45,340
Couchbase, Inc.(x)*	4,099	57,632
CS Disco, Inc.*	3,381	22,450
Digimarc Corp.(x)*	1,974	38,789
Digital Turbine, Inc.*	13,830	170,939
Domo, Inc., Class B*	4,468	63,401
Ebix, Inc.	889	11,726
eGain Corp.*	1,373	10,421
Enfusion, Inc., Class A*	4,106	43,113
EngageSmart, Inc.*	5,256	101,178
Envestnet, Inc.*	7,888	462,789
Everbridge, Inc.*	5,891	204,241
EverCommerce, Inc.(x)*	614	6,496
ForgeRock, Inc., Class A(x)*	4,605	94,863
Gitlab, Inc., Class A(x)*	219,953	7,542,188
HashiCorp, Inc., Class A*	30,903	905,149
Instructure Holdings, Inc.*	217	5,620
Intapp, Inc.*	2,099	94,119
InterDigital, Inc.	1,609	117,296
IronNet, Inc.(x)*	10,263	3,608
LivePerson, Inc.*	10,169	44,845
Matterport, Inc.(x)*	23,209	63,361
MeridianLink, Inc.(x)*	3,594	62,176
MicroStrategy, Inc., Class A(x)*	4,920	1,438,214
Mitek Systems, Inc.*	5,796	55,584
Model N, Inc.*	5,399	180,705
Momentive Global, Inc.*	19,119	178,189
N-able, Inc.*	8,990	118,668
NextNav, Inc.(x)*	10,382	21,075
Olo, Inc., Class A*	240,355	1,961,297
OneSpan, Inc.*	2,004	35,070
PagerDuty, Inc.*	12,732	445,365
PowerSchool Holdings, Inc., Class A*	2,296	45,507
Procore Technologies, Inc.*	151,647	9,497,652
Progress Software Corp.	6,347	364,635
PROS Holdings, Inc.*	4,016	110,038
Q2 Holdings, Inc.*	8,201	201,909
Qualys, Inc.*	5,702	741,374
Rapid7, Inc.*	8,711	399,922
Rimini Street, Inc.*	7,597	31,300
Samsara, Inc., Class A(x)*	831,671	16,400,552
Sapiens International Corp. NV	3,364	73,066
ShotSpotter, Inc.*	1,280	50,330
Sprout Social, Inc., Class A*	6,829	415,749
SPS Commerce, Inc.*	5,320	810,236
Sumo Logic, Inc.*	11,342	135,877
Telos Corp.*	8,504	21,515
Tenable Holdings, Inc.*	16,388	778,594
Terawulf, Inc.(x)*	2,866	2,688
Unity Software, Inc.(x)*	20,787	674,330
Varonis Systems, Inc.*	15,694	408,201
Verint Systems, Inc.*	8,530	317,657
Veritone, Inc.(x)*	4,672	27,238
Viant Technology, Inc., Class A*	2,106	9,161
Weave Communications, Inc.(x)*	5,073	25,213
WM Technology, Inc.(x)*	9,503	8,070
Workiva, Inc.*	6,984	715,231
Yext, Inc.*	16,721	160,689
Zeta Global Holdings Corp., Class A*	16,190	175,338
Zuora, Inc., Class A*	18,636	184,124

		61,291,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	3,212	$102,720
CompoSecure, Inc.(x)*	1,203	8,854
Corsair Gaming, Inc.(x)*	3,127	57,380
Diebold Nixdorf, Inc.(x)*	8,938	10,726
IonQ, Inc.(x)*	2,266	13,936
Super Micro Computer, Inc.*	6,913	736,580
Turtle Beach Corp.*	2,001	20,050

		950,246

Total Information Technology		93,957,075

Materials (2.8%)
Chemicals (1.6%)
AdvanSix, Inc.	1,351	51,703
American Vanguard Corp.	3,749	82,028
Amyris, Inc.(x)*	3,895	5,297
Aspen Aerogels, Inc.*	7,151	53,275
Avient Corp.	9,720	400,075
Balchem Corp.	4,677	591,547
Cabot Corp.	8,146	624,309
Chase Corp.	305	31,943
Diversey Holdings Ltd.*	11,378	92,048
Ginkgo Bioworks Holdings, Inc.(x)*	817,562	1,087,357
Hawkins, Inc.	1,787	78,235
HB Fuller Co.	6,775	463,749
Ingevity Corp.*	5,522	394,933
Innospec, Inc.	3,107	318,996
Kronos Worldwide, Inc.	3,062	28,201
Livent Corp.*	23,947	520,129
LSB Industries, Inc.*	10,724	110,779
Mativ Holdings, Inc.	489	10,499
Origin Materials, Inc.(x)*	9,516	40,633
Orion Engineered Carbons SA	8,885	231,810
PureCycle Technologies, Inc.(x)*	12,533	87,731
Quaker Chemical Corp.	1,320	261,294
Sensient Technologies Corp.	5,737	439,225
Stepan Co.	332	34,206

		6,040,002

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	242	36,951

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	1,999	166
Greif, Inc., Class A	510	32,319
Greif, Inc., Class B	106	8,111
Myers Industries, Inc.	5,340	114,436
O-I Glass, Inc.*	18,283	415,207

		570,239

Metals & Mining (1.0%)
5E Advanced Materials, Inc.(x)*	5,835	31,626
Alpha Metallurgical Resources, Inc.	2,253	351,468
ATI, Inc.(x)*	18,352	724,170
Century Aluminum Co.*	7,529	75,290
Commercial Metals Co.	2,888	141,223
Compass Minerals International, Inc.	5,057	173,405
Constellium SE*	9,801	149,759
Dakota Gold Corp.(x)*	6,765	24,489
Hycroft Mining Holding Corp.(x)*	20,755	8,974
Ivanhoe Electric, Inc.(x)*	3,152	38,297
Kaiser Aluminum Corp.	2,336	174,336
Materion Corp.	2,833	328,628
MP Materials Corp.*	35,793	1,009,005
Novagold Resources, Inc.*	33,454	208,084
Piedmont Lithium, Inc.(x)*	716	42,996
Ramaco Resources, Inc.	3,103	27,337
Ryerson Holding Corp.	105	3,820
Schnitzer Steel Industries, Inc., Class A	385	11,973
Warrior Met Coal, Inc.	861	31,607

		3,556,487

Paper & Forest Products (0.1%)
Sylvamo Corp.	4,687	216,821

Total Materials		10,420,500

Real Estate (1.4%)
Diversified REITs (0.1%)
Essential Properties Realty Trust, Inc. (REIT)	2,042	50,744
Gladstone Commercial Corp. (REIT)	5,342	67,469
iStar, Inc. (REIT)	2,598	76,303

		194,516

Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,320	25,845
Community Healthcare Trust, Inc. (REIT)	2,058	75,323
Universal Health Realty Income Trust (REIT)	1,933	92,997

		194,165

Hotel & Resort REITs (0.0%)†
Hersha Hospitality Trust (REIT), Class A	351	2,359

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	534	1,639
Innovative Industrial Properties, Inc. (REIT)	4,099	311,483

		313,122

Office REITs (0.0%)†
Corporate Office Properties Trust (REIT)	1,672	39,643
Postal Realty Trust, Inc. (REIT), Class A	1,661	25,281

		64,924

Real Estate Management & Development (0.7%)
Compass, Inc., Class A*	41,045	132,575
Cushman & Wakefield plc*	23,422	246,868
DigitalBridge Group, Inc.	20,765	248,972
Doma Holdings, Inc.(x)*	4,053	1,652
Douglas Elliman, Inc.	968	3,010
eXp World Holdings, Inc.(x)	10,176	129,133
Forestar Group, Inc.*	461	7,173
Marcus & Millichap, Inc.	3,833	123,078
Newmark Group, Inc., Class A	1,715	12,142
Offerpad Solutions, Inc.(x)*	10,926	5,758
Opendoor Technologies, Inc.(x)*	138,909	244,480
Redfin Corp.(x)*	89,703	812,709
RMR Group, Inc. (The), Class A	1,615	42,378
St Joe Co. (The)	5,054	210,297
WeWork, Inc.(x)*	487,761	379,137

		2,599,362

Residential REITs (0.1%)
Bluerock Homes Trust, Inc. (REIT)*	210	4,162
Clipper Realty, Inc. (REIT)	1,540	8,840
NexPoint Residential Trust, Inc. (REIT)	3,148	137,473
UMH Properties, Inc. (REIT)	6,261	92,600

		243,075

Retail REITs (0.3%)
Alexander’s, Inc. (REIT)	351	68,006
CBL & Associates Properties, Inc. (REIT)(x)	761	19,512
Phillips Edison & Co., Inc. (REIT)	17,333	565,403
Saul Centers, Inc. (REIT)	1,617	63,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	15,033	$295,098

		1,011,082

Specialized REITs (0.1%)
Four Corners Property Trust, Inc. (REIT)	1,175	31,561
Gladstone Land Corp. (REIT)	2,542	42,324
Outfront Media, Inc. (REIT)	21,625	350,974
PotlatchDeltic Corp. (REIT)	1,010	49,995

		474,854

Total Real Estate		5,097,459

Utilities (0.8%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,379	184,777
Otter Tail Corp.	2,796	202,067
Via Renewables, Inc.(x)	339	6,231

		393,075

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	14,725	678,234
New Jersey Resources Corp.	1,235	65,702
Southwest Gas Holdings, Inc.	1,087	67,883

		811,819

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc.(x)*	4,593	25,170
Clearway Energy, Inc., Class A	5,444	163,483
Clearway Energy, Inc., Class C	12,406	388,680
Montauk Renewables, Inc.*	9,698	76,323
Ormat Technologies, Inc.(x)	4,414	374,175

		1,027,831

Water Utilities (0.2%)
American States Water Co.	2,854	253,692
Artesian Resources Corp., Class A	893	49,436
California Water Service Group	2,287	133,103
Global Water Resources, Inc.	2,876	35,749
Middlesex Water Co.	1,157	90,385
Pure Cycle Corp.*	3,454	32,640
York Water Co. (The)	2,578	115,237

		710,242

Total Utilities		2,942,967

Total Common Stocks (99.5%) (Cost $403,267,080)		370,764,241

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)(x)*	2,595	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

Total Rights (0.0%) (Cost $6,589)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	9,877

Total Consumer Discretionary		9,877

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	2,531

Total Health Care		2,531

Total Warrants (0.0%)† (Cost $—)		12,408

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $7,701,386, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $7,852,272.(xx)	$7,698,306	7,698,306
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $5,002,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $5,102,721.(xx)	5,000,000	5,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $10,006,875, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $11,029,520.(xx)	10,000,000	10,000,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $3,001,198, collateralized by various U.S. Government Agency Securities,ranging from 0.375%-5.125%,maturing 2/15/24-5/15/48; total market value $3,061,222.(xx)	3,000,000	3,000,000
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $3,001,200, collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-6.250%,maturing 4/17/23-2/15/53; total market value $3,061,224.(xx)	3,000,000	3,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $5,004,017, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		33,698,306

Total Short-Term Investments (9.0%) (Cost $33,698,306)		33,698,306

Total Investments in Securities (108.5%) (Cost $436,971,975)		404,474,955
Other Assets Less Liabilities (-8.5%)		(31,568,528)

Net Assets (100%)		$372,906,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $2,020,357 or 0.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $44,389,616. This was collateralized by $10,754,210 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $33,698,810 of which $33,698,306 was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	6	6/2023	USD	544,050	17,784

					17,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,626,677	$—	$—		$13,626,677
Consumer Discretionary	65,160,596	3,076,272	—		68,236,868
Consumer Staples	13,701,843	—	—	(a)	13,701,843
Energy	11,544,097	—	—		11,544,097
Financials	21,867,366	—	35,829		21,903,195
Health Care	90,473,107	—	9,145		90,482,252
Industrials	38,851,308	—	—		38,851,308
Information Technology	93,957,075	—	—		93,957,075
Materials	10,420,500	—	—		10,420,500
Real Estate	5,097,459	—	—		5,097,459
Utilities	2,942,967	—	—		2,942,967
Futures	17,784	—	—		17,784
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	33,698,306	—		33,698,306
Warrants
Consumer Discretionary	9,877	—	—		9,877
Health Care	—	2,531	—		2,531

Total Assets	$367,670,656	$36,777,109	$44,974		$404,492,739

Total Liabilities	$—	$—	$—		$—

Total	$367,670,656	$36,777,109	$44,974		$404,492,739

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,189,793
Aggregate gross unrealized depreciation	(115,699,117)

Net unrealized depreciation	$(37,509,324)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$442,002,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
Adagio CLO VIII DAC,
Series VIII-A A
3.218%, 4/15/32(l)§	EUR	300,000	$316,413
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
5.942%, 1/16/30(l)§		$264,747	262,151
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.345%, 10/25/37(l)§		200,000	178,792
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
5.535%, 10/25/35(l)		100,000	87,087
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
4.837%, 7/25/37(l)§		294,778	204,276
CWABS Asset-Backed Certificates Trust,
Series 2004-ECC1 M2
5.895%, 9/25/34(l)		6,414	6,370
Series 2007-1 1A
4.985%, 7/25/37(l)		70,169	61,990
Series 2007-6 1A
5.045%, 9/25/37(l)		14,472	12,541
Series 2007-8 1A1
5.035%, 11/25/37(l)		141,188	125,988
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.585%, 8/25/47(l)		33,818	32,690
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
5.864%, 9/15/37(l)§		59,007	58,542
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		20,279	11,446
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
5.065%, 4/25/37(l)		20,170	15,509
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
5.165%, 5/25/37(l)		4,239	4,212
Lehman XS Trust,
Series 2007-20N A1
7.145%, 12/25/37(l)		119,838	116,930
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
5.085%, 8/25/36(l)		67,307	26,915
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
4.995%, 10/25/36(l)		112,545	32,961
Mountain View CLO X Ltd.,
Series 2015-10A AR
5.635%, 10/13/27(l)§		32,431	32,416
New Century Home Equity Loan Trust,
Series 2004-4 M1
5.610%, 2/25/35(l)		50,764	46,610
Option One Mortgage Loan Trust,
Series 2004-3 M2
5.700%, 11/25/34(l)		12,799	12,237
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.165%, 7/25/36(l)		162,135	54,751
Series 2006-HE2 A2C
5.145%, 7/25/36(l)		47,669	18,553
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
5.045%, 6/25/37(l)		104,637	74,642
Series 2007-OPT2 2A3
5.025%, 7/25/37(l)		53,149	48,517

Total Asset-Backed Securities			1,842,539

Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		35,287	21,460
Series 2006-HY11 A1
5.085%, 6/25/36(l)		73,826	64,617
Series 2007-1T1 1A1
6.000%, 3/25/37		143,431	57,484
Series 2007-4CB 1A35
6.000%, 4/25/37		30,331	25,869
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		42,932	35,268
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		64,112	57,596
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		44,729	22,586
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.026%, 3/25/37(l)		43,815	37,120
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		5,712	5,142
CSMC Trust,
Series 2007-4R 1A1
5.494%, 10/26/36(l)§		3,203	2,718
Series 2015-3R 5A2
4.995%, 9/29/36(l)§		88,974	85,890
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
5.341%, 10/19/45(l)		41,766	34,002
Dutch Property Finance BV,
Series 2022-2 A
3.368%, 4/28/62(l)(m)	EUR	285,430	307,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2016-H17 FC
5.396%, 8/20/66(l)		$149,465	$148,493
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.817%, 12/25/34(l)		3,041	2,635
Series 2005-AR4 6A1
3.651%, 7/25/35(l)		18,493	16,650
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.305%, 3/25/36(l)		53,587	49,437
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
4.146%, 4/25/35(l)		1,394	1,371
Lehman Mortgage Trust,
Series 2005-3 4A1
5.041%, 1/25/36(l)		6,637	6,057
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		37,557	35,161
RALI Trust,
Series 2007-QH8 A
3.677%, 10/25/37(l)		27,811	23,548
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,662	42,765
Residential Mortgage Securities 32 plc,
Series 32A A
5.432%, 6/20/70(l)§	GBP	124,380	152,978
Sequoia Mortgage Trust,
Series 6 A
5.401%, 4/19/27(l)		$39,865	37,368
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		24,545	17,044

Total Collateralized Mortgage Obligations			1,290,642

Commercial Mortgage-Backed Securities (0.3%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.134%, 12/15/31(l)§		106,046	104,772
STWD Ltd.,
Series 2019-FL1 A
5.854%, 7/15/38(l)§		194,972	187,982

Total Commercial Mortgage-Backed Securities			292,754

Corporate Bonds (4.6%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd.
2.500%, 7/17/24	GBP	130,000	600,198

Total Communication Services			600,198

Financials (4.1%)
Banks (0.4%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	269,783	30,204
1.000%, 10/1/50(m)		1,863,083	199,632
0.500%, 10/1/53		2,658,467	262,434
1.500%, 10/1/53		99,991	10,560

			502,830

Capital Markets (0.3%)
Credit Suisse Group AG
(EURIBOR 3 Month + 1.00%), 3.288%, 1/16/26(k)(m)	EUR	300,000	301,102

Financial Services (3.4%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	633,785	70,769
1.000%, 10/1/50(m)		20,986	2,205
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		298,941	42,988
Series 01E
0.500%, 10/1/43(m)		3,346,648	373,917
0.500%, 10/1/53(m)		1	—
1.000%, 10/1/53(m)		32,738	3,239
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		9,060,426	1,180,281
Series 01EE
1.000%, 10/1/50(m)		48,998	4,941
1.500%, 10/1/53(m)		5,171,776	580,543
Series CCE
1.000%, 10/1/50(m)		280,721	30,152
Realkredit Danmark A/S
1.000%, 10/1/53(m)		1,625,929	164,957
Series 23S
1.500%, 10/1/53(m)		471,181	52,957
3.000%, 10/1/53(m)		2,958,089	384,896
Series 27S
1.500%, 10/1/53(m)		6,455,263	682,180
Series CCS
1.000%, 10/1/50(m)		3,863,552	415,135

			3,989,160

Total Financials			4,793,092

Total Corporate Bonds			5,393,290

Foreign Government Securities (60.9%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	48,603
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,858,693	4,157,816
1.300%, 5/15/28 TIPS(m)		3,469,724	3,765,810
0.400%, 5/15/30 TIPS(m)		2,434,922	2,432,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
0.100%, 5/15/33 TIPS(m)	EUR	2,338,749	$2,122,146
2.550%, 9/15/41 TIPS(m)		527,175	628,973
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	747,377	664,466
2.000%, 12/1/41 TIPS		276,836	224,986
1.500%, 12/1/44 TIPS		173,123	129,994
1.250%, 12/1/47 TIPS		499,461	358,138
0.500%, 12/1/50 TIPS		296,128	176,447
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	3,003,704	2,136,784
1.250%, 8/21/40 TIPS(m)		365,340	236,443
European Financial Stability Facility
2.375%, 6/21/32(m)	EUR	3,700,000	3,799,088
Federal Republic of Germany
0.100%, 4/15/46 TIPS(m)		364,935	418,468
French Republic
0.250%, 7/25/24 TIPS(m)		365,106	401,724
0.100%, 3/1/25 TIPS(m)		753,049	822,214
0.100%, 3/1/26 TIPS(m)		1,255,965	1,371,641
1.850%, 7/25/27 TIPS(m)		1,664,932	1,954,598
0.100%, 3/1/28 TIPS(m)		911,259	1,002,365
0.100%, 3/1/29 TIPS(m)		691,850	748,469
0.100%, 7/25/31 TIPS(m)		1,372,276	1,479,884
0.100%, 3/1/32 TIPS(m)		656,854	718,614
0.100%, 7/25/36 TIPS(m)		1,578,998	1,621,695
0.100%, 7/25/38 TIPS(m)		336,844	342,071
1.800%, 7/25/40 TIPS(m)		548,833	713,481
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	138,405,800	1,075,513
0.100%, 3/10/28 TIPS		251,853,980	1,960,881
0.100%, 3/10/29 TIPS		241,709,300	1,898,281
0.005%, 3/10/31 TIPS		31,620,900	247,146
Series 20
0.100%, 3/10/25 TIPS		13,858,000	106,956
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,514,626	525,120
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,074,669	1,177,394
1.000%, 11/30/30 TIPS(m)		1,256,196	1,392,157
0.700%, 11/30/33 TIPS(m)		1,294,190	1,362,741
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	526,493
0.125%, 6/1/26 TIPS(m)		6,950,000	837,240
0.125%, 12/1/27 TIPS(m)		500,000	59,120
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,333,186	132,537
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	504,880	318,121
2.500%, 9/20/35 TIPS(m)		123,200	78,163
2.500%, 9/20/40 TIPS(m)		365,760	229,387
U.K. Treasury Bonds
0.500%, 1/31/29(m)	GBP	1,000,000	1,037,717
0.625%, 10/22/50(m)		200,000	113,116
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS(m)		2,527,322	3,117,860
1.250%, 11/22/27 TIPS(m)		1,299,951	1,721,895
0.125%, 8/10/28 TIPS(m)		1,032,528	1,304,831
0.125%, 8/10/31 TIPS(m)		675,121	866,218
1.250%, 11/22/32 TIPS(m)		1,128,662	1,598,645
0.750%, 3/22/34 TIPS(m)		310,379	420,081
0.125%, 11/22/36 TIPS(m)		1,593,938	1,996,445
0.625%, 3/22/40 TIPS(m)		332,893	440,483
0.125%, 8/10/41 TIPS(m)		1,865,971	2,261,844
0.625%, 11/22/42 TIPS(m)		254,440	336,047
0.125%, 3/22/44 TIPS(m)		1,337,976	1,577,326
0.125%, 3/22/46 TIPS(m)		501,889	582,528
0.750%, 11/22/47 TIPS(m)		1,300,960	1,736,423
0.125%, 8/10/48 TIPS(m)		629,528	724,756
0.500%, 3/22/50 TIPS(m)		50,665	63,985
0.125%, 3/22/51 TIPS(m)		245,075	279,751
0.250%, 3/22/52 TIPS(m)		1,380,238	1,638,029
1.250%, 11/22/55 TIPS(m)		638,992	1,001,908
0.125%, 11/22/56 TIPS(m)		414,977	474,622
0.125%, 3/22/58 TIPS(m)		439,427	501,332
0.375%, 3/22/62 TIPS(m)		793,141	1,002,459
0.125%, 11/22/65 TIPS(m)		518,934	609,455
0.125%, 3/22/68 TIPS(m)		642,273	758,282
0.125%, 3/22/73 TIPS(m)		116,890	147,422

Total Foreign Government Securities			70,717,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (6.1%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/53 TBA	$3,400,000	$3,249,656
4.500%, 4/25/53 TBA	1,400,000	1,370,907
4.500%, 5/25/53 TBA	2,500,000	2,448,535

Total Mortgage-Backed Securities		7,069,098

U.S. Treasury Obligations (57.5%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS	2,047,411	2,072,818
2.000%, 1/15/26 TIPS(v)	446,170	452,521
1.750%, 1/15/28 TIPS	1,138,148	1,163,928
3.875%, 4/15/29 TIPS	909,920	1,047,503
2.125%, 2/15/40 TIPS	581,343	640,891
2.125%, 2/15/41 TIPS	1,243,178	1,369,842
0.750%, 2/15/42 TIPS	1,443,149	1,258,012
0.625%, 2/15/43 TIPS(v)(w)	357,841	301,569
1.375%, 2/15/44 TIPS	1,835,648	1,775,073
0.750%, 2/15/45 TIPS	1,943,804	1,652,508
1.000%, 2/15/46 TIPS	2,121,202	1,893,371
0.875%, 2/15/47 TIPS	1,018,746	880,205
1.000%, 2/15/48 TIPS(v)	612,666	543,976
0.250%, 2/15/50 TIPS	232,732	168,349
0.125%, 2/15/51 TIPS(v)	643,496	444,762
0.125%, 2/15/52 TIPS(v)	537,350	372,161
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS(z)	4,744,029	4,706,420
0.500%, 4/15/24 TIPS	1,399,716	1,377,823
0.125%, 10/15/24 TIPS(z)	2,215,514	2,164,323
0.250%, 1/15/25 TIPS	1,010,480	986,243
0.125%, 4/15/25 TIPS	1,158,220	1,122,320
0.125%, 10/15/25 TIPS	2,190,700	2,122,276
0.625%, 1/15/26 TIPS(z)	2,744,773	2,682,802
0.125%, 4/15/26 TIPS(z)	3,878,652	3,720,470
0.125%, 7/15/26 TIPS	1,410,342	1,358,012
0.125%, 10/15/26 TIPS(z)	875,864	840,709
0.375%, 1/15/27 TIPS(z)	2,823,780	2,720,955
0.125%, 4/15/27 TIPS	317,874	302,600
0.375%, 7/15/27 TIPS	1,210,780	1,169,259
1.625%, 10/15/27 TIPS(z)	1,009,930	1,028,857
0.500%, 1/15/28 TIPS(z)	3,858,108	3,723,867
0.750%, 7/15/28 TIPS(z)	3,003,412	2,944,500
0.875%, 1/15/29 TIPS(v)	319,901	314,072
0.250%, 7/15/29 TIPS	2,769,565	2,622,992
0.125%, 1/15/30 TIPS(z)	4,651,200	4,331,424
0.125%, 7/15/30 TIPS	2,018,651	1,877,003
0.125%, 7/15/31 TIPS(z)	6,061,075	5,577,757
0.125%, 1/15/32 TIPS	1,834,725	1,674,779
0.625%, 7/15/32 TIPS(z)	1,441,538	1,376,111

Total U.S. Treasury Obligations		66,783,063

Total Long-Term Debt Securities (132.1%) (Cost $171,959,562)		153,389,359

Total Investments in Securities (132.1%) (Cost $171,959,562)		153,389,359
Other Assets Less Liabilities (-32.1%)		(37,236,233)

Net Assets (100%)		$116,153,126

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $1,679,687 or 1.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $67,894,585 or 58.5% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $2,493,075.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $38,518.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Canada	1.3
Cayman Islands	0.5
Denmark	4.3
France	9.6
Germany	0.4
Ireland	0.3
Italy	11.3
Japan	4.6
Mexico	0.1
Netherlands	0.3
New Zealand	0.5
Peru	0.0 #
Spain	3.4
Supranational	3.3
Sweden	1.2
Switzerland	0.3
United Kingdom	23.3
United States	65.4
Cash and Other	(32.1)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	32	6/2023	EUR	4,714,191	140,243
U.S. Treasury 2 Year Note	2	6/2023	USD	412,906	4,560
U.S. Treasury 5 Year Note	38	6/2023	USD	4,161,297	85,450
U.S. Treasury 10 Year Note	12	6/2023	USD	1,379,063	40,295
U.S. Treasury 10 Year Ultra Note	2	6/2023	USD	242,281	(674)

					269,874

Short Contracts
Euro-Bobl	(42)	6/2023	EUR	(5,369,316)	(117,983)
Euro-BTP	(53)	6/2023	EUR	(6,630,145)	(207,175)
Euro-Buxl	(16)	6/2023	EUR	(2,444,203)	(120,237)
Euro-Schatz	(234)	6/2023	EUR	(26,822,537)	(178,235)
Japan 10 Year Bond	(10)	6/2023	JPY	(11,155,715)	(181,637)
Long Gilt	(5)	6/2023	GBP	(637,463)	(16,387)
U.S. Treasury Long Bond	(24)	6/2023	USD	(3,147,750)	(143,098)
U.S. Treasury Ultra Bond	(21)	6/2023	USD	(2,963,625)	(122,465)

					(1,087,217)

					(817,343)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	980,000	USD	140,192	Barclays Bank plc	4/3/2023	2,471
AUD	852,561	USD	566,953	Deutsche Bank AG	4/4/2023	2,941
EUR	111,000	USD	119,805	Bank of America	4/4/2023	574
EUR	1,095,000	USD	1,168,495	Barclays Bank plc	4/4/2023	19,033
EUR	30,596,541	USD	33,111,576	Deutsche Bank AG	4/4/2023	70,372
GBP	1,073,000	USD	1,294,772	Barclays Bank plc	4/4/2023	28,880
NZD	814,572	USD	506,501	Bank of America	4/4/2023	2,851
USD	922,675	AUD	1,368,127	Bank of America	4/4/2023	8,151
USD	1,449,960	AUD	2,151,813	Deutsche Bank AG	4/4/2023	11,581
USD	49,009	JPY	6,500,000	Deutsche Bank AG	4/4/2023	54
USD	36,942	JPY	4,900,000	JPMorgan Chase Bank	4/4/2023	37
PEN	366,837	USD	96,714	JPMorgan Chase Bank**	4/10/2023	732
PEN	177,102	USD	46,745	JPMorgan Chase Bank**	4/13/2023	290
PEN	366,837	USD	97,116	Bank of America**	5/2/2023	183
USD	1,790,278	AUD	2,667,379	Bank of America	5/2/2023	5,486
USD	4,985,524	DKK	34,086,873	Barclays Bank plc	5/2/2023	14,268
USD	26,916,148	GBP	21,789,000	Barclays Bank plc	5/2/2023	21,561
USD	4,837,025	JPY	631,485,706	Deutsche Bank AG	5/2/2023	59,201

Total unrealized appreciation						248,666

USD	5,008,709	DKK	35,176,704	Bank of America	4/3/2023	(112,110)
EUR	128,000	USD	138,970	Deutsche Bank AG	4/4/2023	(154)
JPY	25,200,000	USD	190,306	Bank of America	4/4/2023	(511)
JPY	634,037,237	USD	4,837,025	Deutsche Bank AG	4/4/2023	(61,749)
USD	1,603,986	CAD	2,176,013	Bank of America	4/4/2023	(6,086)
USD	365,080	EUR	342,000	Bank of America	4/4/2023	(5,819)
USD	1,323,930	EUR	1,241,000	Barclays Bank plc	4/4/2023	(21,934)
USD	32,380,486	EUR	30,444,545	JPMorgan Chase Bank	4/4/2023	(636,623)
USD	27,345,683	GBP	22,816,000	Bank of America	4/4/2023	(800,135)
USD	29,258	GBP	24,000	Barclays Bank plc	4/4/2023	(348)
USD	26,539	GBP	22,000	Deutsche Bank AG	4/4/2023	(600)
USD	172,284	JPY	23,000,000	Bank of America	4/4/2023	(942)
USD	4,585,455	JPY	624,111,679	Deutsche Bank AG	4/4/2023	(115,066)
USD	641,964	NZD	1,033,443	Bank of America	4/4/2023	(4,247)
USD	953,865	SEK	9,983,676	Bank of America	4/4/2023	(8,046)
USD	364,092	SEK	3,806,708	Goldman Sachs Bank USA	4/4/2023	(2,678)
USD	116,300	MXN	2,206,000	Goldman Sachs Bank USA	4/10/2023	(5,973)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	97,291	PEN	366,837	Bank of America**	4/10/2023	(155)
USD	567,536	AUD	852,561	Deutsche Bank AG	5/2/2023	(2,928)
USD	864,432	CAD	1,169,651	Bank of America	5/2/2023	(1,368)
USD	33,164,692	EUR	30,596,541	Deutsche Bank AG	5/2/2023	(69,311)
USD	643,124	NZD	1,033,443	Bank of America	5/2/2023	(3,115)
USD	1,138,332	SEK	11,812,888	Bank of America	5/2/2023	(1,629)
USD	298,932	PEN	1,189,452	Goldman Sachs Bank USA**	5/10/2023	(16,387)

Total unrealized depreciation						(1,877,914)

Net unrealized depreciation						(1,629,248)

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	10	EUR (1,000,000)	EUR	131.00	5/26/2023	(59,864)
U.S. Treasury 10 Year Note	Exchange Traded	1	USD (100,000)	USD	118.00	4/21/2023	(188)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD (200,000)	USD	119.00	4/21/2023	(250)

							(60,302)

Written Put Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	10	EUR	(1,000,000)	EUR	131.00	5/26/2023	(7,375)
U.S. Treasury 10 Year Note	Exchange Traded	1	USD	(100,000)	USD	112.50	4/21/2023	(156)

								(7,531)

Total Written Options Contracts (Premiums Received ($58,123))								(67,833)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,842,539	$—	$1,842,539
Collateralized Mortgage Obligations	—	1,290,642	—	1,290,642
Commercial Mortgage-Backed Securities	—	292,754	—	292,754
Corporate Bonds
Communication Services	—	600,198	—	600,198
Financials	—	4,793,092	—	4,793,092
Foreign Government Securities	—	70,717,973	—	70,717,973
Forward Currency Contracts	—	248,666	—	248,666
Futures	270,548	—	—	270,548
Mortgage-Backed Securities	—	7,069,098	—	7,069,098
U.S. Treasury Obligations	—	66,783,063	—	66,783,063

Total Assets	$270,548	$153,638,025	$—	$153,908,573

Liabilities:
Forward Currency Contracts	$—	$(1,877,914)	$—	$(1,877,914)
Futures	(1,087,891)	—	—	(1,087,891)
Options Written
Call Options Written	(60,302)	—	—	(60,302)
Put Options Written	(7,531)	—	—	(7,531)

Total Liabilities	$(1,155,724)	$(1,877,914)	$—	$(3,033,638)

Total	$(885,176)	$151,760,111	$—	$150,874,935

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,032,107
Aggregate gross unrealized depreciation	(30,058,118)

Net unrealized depreciation	$(28,026,011)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,900,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal		Value
	Amount		(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.4%)
Ares European CLO VI DAC,
Series 2013-6A ARR
2.898%, 4/15/30(l)§	EUR	492,009	$519,575
Argent Mortgage Loan Trust,
Series 2005-W1 A1
5.325%, 5/25/35(l)		$17,173	15,355
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
5.942%, 1/16/30(l)§		264,747	262,151
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.799%, 1/25/35(l)		309,016	292,520
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
5.662%, 7/15/29(l)§		213,046	211,845
C-Bass Trust,
Series 2006-CB9 A1
4.965%, 11/25/36(l)		1,643	758
CIFC Funding Ltd.,
Series 2012-2RA A1
5.608%, 1/20/28(l)§		114,443	113,797
CIT Mortgage Loan Trust,
Series 2007-1 1A
6.195%, 10/25/37(l)§		3,283	3,243
Series 2007-1 1M1
6.345%, 10/25/37(l)§		200,000	178,792
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.925%, 1/25/37(l)		3,449	2,433
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
5.345%, 3/25/37(l)		37,078	33,884
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.948%, 6/25/35(l)		25,000	22,958
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
3.434%, 8/15/32(l)§	EUR	500,000	527,986
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.585%, 8/25/47(l)		$11,273	10,897
Ellington Loan Acquisition Trust,
Series 2007-1 A1
5.945%, 5/25/37(l)§		20,054	19,061
FHLMC Structured Pass- Through Certificates,
Series T-32 A1
5.105%, 8/25/31(l)		529	525
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
5.550%, 11/25/36(l)		89,753	82,143
Fremont Home Loan Trust,
Series 2006-C 1A1
4.980%, 10/25/36(l)		30,237	25,721
GSAMP Trust,
Series 2007-FM1 A2A
4.915%, 12/25/36(l)		2,773	1,331
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
4.985%, 7/25/36(l)		17,797	5,456
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2 M3
5.565%, 12/25/35(l)		167,426	165,303
LCM XXV Ltd.,
Series 25A AR
5.739%, 7/20/30(l)§		286,537	281,599
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		33,425	23,742
Lehman XS Trust,
Series 2006-7 1A1A
5.165%, 5/25/36(l)		23,620	20,685
Series 2006-8 3A4
4.907%, 6/25/36(e)		12,901	12,121
Series 2007-20N A1
7.145%, 12/25/37(l)		26,629	25,983
Merrill Lynch Life Agency, Inc.,
5.085%, 2/25/37(l)		8,876	2,458
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
5.005%, 9/25/37(l)		516	112
Midocean Credit CLO V,
Series 2016-5A AR
5.918%, 7/19/28(l)§		155,374	155,297
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
5.065%, 10/25/36(l)		704,005	307,586
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
4.895%, 11/25/36(l)		327	108
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
5.550%, 1/25/36(l)		22,745	22,143
OZLM XXIV Ltd.,
Series 2019-24A A1AR
5.968%, 7/20/32(l)§		200,000	195,491
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1
5.715%, 5/20/29(l)§		190,494	188,517
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
5.895%, 10/25/34(l)		91,257	88,196
Series 2005-WHQ4 M2
5.580%, 9/25/35(l)		14,665	13,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Renaissance Home Equity Loan Trust,
Series 2002-3 A
5.605%, 12/25/32(l)		$1,642	$1,496
Saxon Asset Securities Trust,
Series 2007-3 1A
5.155%, 9/25/37(l)		34,306	32,276
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.165%, 7/25/36(l)		162,135	54,751
Series 2007-HE1 A2A
4.965%, 12/25/36(l)		10,301	2,360
SLM Student Loan Trust,
Series 2008-9 A
6.318%, 4/25/23(l)		51,140	50,976
Soundview Home Equity Loan Trust,
4.955%, 2/25/37(l)		529,187	152,632
Soundview Home Loan Trust,
Series 2006-NLC1 A1
4.965%, 11/25/36(l)§		1,682	502
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
6.162%, 4/25/35(l)		2,788	2,674
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
5.872%, 4/15/31(l)§		200,000	195,740
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		2,975	2,995
Vibrant CLO VI Ltd.,
Series 2017-6A AR
5.913%, 6/20/29(l)§		274,843	272,342
Voya CLO Ltd.,
Series 2015-1A A1R
5.695%, 1/18/29(l)§		269,580	267,538
Wellfleet CLO Ltd.,
Series 2015-1A AR4
5.698%, 7/20/29(l)§		298,481	295,773
Series 2016-1A AR
5.718%, 4/20/28(l)§		272,241	270,293

Total Asset-Backed Securities			5,435,958

Collateralized Mortgage Obligations (2.0%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
5.325%, 7/25/37(l)		22,423	18,611
Alternative Loan Trust,
Series 2005-62 2A1
4.138%, 12/25/35(l)		851	677
Series 2006-OA11 A1B
5.225%, 9/25/46(l)		46,876	42,189
Series 2006-OA19 A1
4.941%, 2/20/47(l)		7,365	5,474
Series 2007-1T1 1A1
6.000%, 3/25/37		95,569	38,302
Series 2007-4CB 1A35
6.000%, 4/25/37		30,328	25,867
Series 2007-OA7 A1A
5.205%, 5/25/47(l)		2,943	2,428
Banc of America Funding Trust,
Series 2006-A 1A1
4.160%, 2/20/36(l)		2,707	2,455
Series 2006-J 2A1
3.827%, 1/20/47(l)		69,050	57,127
Series 2006-J 4A1
4.416%, 1/20/47(l)		2,495	2,234
Banc of America Mortgage Trust,
Series 2005-E 2A1
3.311%, 6/25/35(l)		587	483
Series 2006-A 2A1
3.904%, 2/25/36(l)		2,953	2,591
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.964%, 9/25/35(l)		21,138	12,838
Series 2006-2 23A1
4.145%, 3/25/36(l)		8,810	6,640
Bear Stearns ARM Trust,
Series 2004-10 13A1
3.958%, 1/25/35(l)		2,539	2,238
Series 2005-1 2A1
4.147%, 3/25/35(l)		4,183	3,763
Series 2005-9 A1
5.230%, 10/25/35(l)		4,383	4,057
Series 2006-2 3A2
3.566%, 7/25/36(l)		3,246	2,778
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		749	561
Series 2005-9 1A3
5.305%, 5/25/35(l)		172,415	137,783
Series 2006-6 A4
6.000%, 4/25/36		10,748	5,909
Series 2006-HYB3 3A1B
3.445%, 5/20/36(l)		1,957	1,739
Series 2007-1 A1
6.000%, 3/25/37		31,621	15,967
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.380%, 3/25/36(l)		3,814	3,398
Series 2007-10 22AA
3.890%, 9/25/37(l)		6,413	5,458
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		117,522	73,289
CSMC Trust,
Series 2007-4R 1A1
5.494%, 10/26/36(l)§		4,326	3,671
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.945%, 10/25/36(l)		157	131
Eurosail-UK plc,
Series 2007-3X A3A
5.254%, 6/13/45(l)(m)	GBP	25,110	30,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-3X A3C
5.254%, 6/13/45(l)(m)	GBP	11,158	$13,658
FHLMC,
Series 278 F1
5.134%, 9/15/42 STRIPS(l)		$53,043	51,643
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
4.338%, 10/25/44(l)		31,127	29,041
Series T-63 1A1
4.338%, 2/25/45(l)		9,685	9,491
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.863%, 6/25/34(l)		2,559	2,338
Series 2006-FA8 1A7
6.000%, 2/25/37		9,597	4,195
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.875%, 8/25/35(l)		3,393	2,288
FNMA,
Series 2003-W8 3F2
5.195%, 5/25/42(l)		779	770
Series 2004-63 FA
4.995%, 8/25/34(l)		125	122
Series 2006-30 KF
5.285%, 5/25/36(l)		180	177
Series 2006-5 3A2
3.777%, 5/25/35(l)		2,571	2,608
Series 2007-63 FC
5.195%, 7/25/37(l)		77	76
GNMA,
Series 2017-H10 FB
1.968%, 4/20/67(l)		51,022	50,965
Series 2018-H15 FG
3.858%, 8/20/68(l)		95,276	92,688
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.385%, 11/25/45(l)		4,862	4,334
Series 2006-AR4 A6A
5.205%, 9/25/46(l)		48,860	41,793
GreenPoint MTA Trust,
Series 2005-AR1 A2
5.285%, 6/25/45(l)		3,413	3,088
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.817%, 12/25/34(l)		2,281	1,976
Series 2005-AR1 1A1
4.367%, 1/25/35(l)		1,159	1,033
Series 2005-AR4 6A1
3.651%, 7/25/35(l)		1,981	1,784
Series 2005-AR6 2A1
4.052%, 9/25/35(l)		2,374	2,185
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
5.321%, 2/19/36(l)		1,860	947
Series 2005-2 2A1A
5.201%, 5/19/35(l)		833	732
Series 2005-9 2A1A
5.441%, 6/20/35(l)		1,726	1,508
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
3.701%, 11/25/35(l)		1,004	944
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
5.625%, 5/25/34(l)		254	224
Series 2004-AR11 2A
3.835%, 12/25/34(l)		1,353	1,252
Series 2005-AR14 1A1A
5.405%, 7/25/35(l)		3,660	2,591
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.305%, 3/25/36(l)		124,170	114,554
Series 2006-A7 1A4
5.305%, 12/25/36(l)		26,933	23,108
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
3.754%, 2/25/35(l)		1,164	1,049
Series 2005-A6 2A1
4.208%, 8/25/35(l)		1,909	1,742
Series 2005-A6 4A1
4.030%, 9/25/35(l)		311	265
Series 2005-A6 7A1
4.015%, 8/25/35(l)		1,829	1,480
Series 2007-A1 1A1
4.188%, 7/25/35(l)		1,178	1,109
Series 2007-A1 3A3
3.757%, 7/25/35(l)		2,832	2,583
Series 2008-R2 1A1
3.409%, 7/27/37(l)§		8,702	7,818
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.866%, 11/21/34(l)		1,491	1,374
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
5.384%, 11/15/31(l)		1,121	1,048
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
5.008%, 6/25/36(l)		3,653	3,435
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
5.124%, 12/15/30(l)		1,117	1,030
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		43,299	40,743
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		195,268	181,776
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
5.605%, 12/25/35(l)		131,207	118,257
RALI Trust,
Series 2005-QO1 A1
5.145%, 8/25/35(l)		1,411	1,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-QH8 A
3.677%, 10/25/37(l)		$30,898	$26,161
Residential Asset Securitization Trust,
Series 2005-A5 A3
5.245%, 5/25/35(l)		16,741	11,169
Series 2006-A10 A5
6.500%, 9/25/36		8,402	3,054
Series 2007-A6 2A1
6.500%, 6/25/37		124,196	31,032
Residential Mortgage Securities 32 plc,
Series 32A A
5.432%, 6/20/70(l)§	GBP	62,190	76,489
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$4,025	3,057
Sequoia Mortgage Trust,
Series 2007-3 1A1
5.161%, 7/20/36(l)		8,027	6,749
Series 5 A
5.461%, 10/19/26(l)		336	317
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.194%, 2/25/34(l)		1,268	1,167
Series 2004-19 2A1
4.538%, 1/25/35(l)		1,476	1,203
Series 2005-17 3A1
4.119%, 8/25/35(l)		1,378	1,162
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.421%, 10/19/34(l)		702	645
Series 2005-AR5 A1
5.261%, 7/19/35(l)		1,352	1,184
Series 2005-AR5 A2
5.261%, 7/19/35(l)		1,493	1,402
Series 2005-AR5 A3
5.261%, 7/19/35(l)		4,935	4,352
Series 2006-AR3 11A1
5.265%, 4/25/36(l)		3,071	2,601
Series 2006-AR4 2A1
5.225%, 6/25/36(l)		761	719
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
5.351%, 10/20/51(l)§	GBP	151,447	186,914
Towd Point Mortgage Trust,
Series 2019-HY2 A1
5.845%, 5/25/58(l)§		$24,303	23,992
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
4.338%, 11/25/42(l)		212	190
Series 2005-AR10 3A1
2.807%, 8/25/35(l)		347	299
Series 2005-AR14 2A1
3.769%, 12/25/35(l)		1,167	1,033
Series 2006-AR3 A1A
4.138%, 2/25/46(l)		1,490	1,289
Series 2006-AR7 3A
4.186%, 7/25/46(l)		9,905	7,880
Series 2007-OA4 1A
3.908%, 5/25/47(l)		3,960	3,077

Total Collateralized Mortgage Obligations			1,733,403

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		400,000	386,014
STWD Ltd.,
Series 2019-FL1 A
5.854%, 7/15/38(l)§		129,981	125,321

Total Commercial Mortgage-Backed Securities			511,335

Corporate Bonds (0.5%)
Financials (0.5%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		20,000	17,995
UniCredit SpA
7.830%, 12/4/23§		350,000	353,738

Total Financials			371,733

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,531

Total Information Technology			9,531

Total Corporate Bonds			381,264

Foreign Government Securities (6.9%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,398,647	2,584,588
0.400%, 5/15/30 TIPS(m)		115,949	115,826
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	245,401	201,995
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	463,188	329,504
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	114,179	124,695
0.100%, 7/25/31 TIPS(m)		114,356	123,324
0.100%, 7/25/38 TIPS(m)		224,563	228,047
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	113,228,470	881,573
0.100%, 3/10/29 TIPS		64,105,510	503,457
0.005%, 3/10/31 TIPS		21,080,600	164,764
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	102,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal		Value
	Amount		(Note 1)
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	164,086	$103,389
3.000%, 9/20/30 TIPS(m)		650,624	434,490

Total Foreign Government Securities			5,898,649

Mortgage-Backed Securities (2.6%)
FHLMC UMBS
3.000%, 3/1/52		$98,500	88,312
4.500%, 11/1/52		97,862	95,840
FNMA UMBS
3.500%, 2/1/48		105,709	99,402
3.000%, 12/1/51		975,856	874,768
4.000%, 10/1/52		1,074,166	1,026,426

Total Mortgage-Backed Securities			2,184,748

U.S. Treasury Obligations (104.0%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,296,304	1,314,757
2.375%, 1/15/27 TIPS		29,670	30,751
1.750%, 1/15/28 TIPS		2,341,986	2,395,035
3.625%, 4/15/28 TIPS(z)		3,699,400	4,126,111
2.500%, 1/15/29 TIPS		654,912	701,010
3.875%, 4/15/29 TIPS		1,075,525	1,238,149
2.125%, 2/15/40 TIPS		1,065,796	1,174,966
2.125%, 2/15/41 TIPS		327,871	361,277
0.750%, 2/15/42 TIPS		1,403,429	1,223,388
0.625%, 2/15/43 TIPS		702,670	592,171
1.375%, 2/15/44 TIPS		2,079,545	2,010,922
0.750%, 2/15/45 TIPS		2,947,467	2,505,763
1.000%, 2/15/46 TIPS		2,108,575	1,882,101
0.875%, 2/15/47 TIPS		1,499,614	1,295,680
1.000%, 2/15/48 TIPS		642,996	570,905
0.250%, 2/15/50 TIPS		640,013	462,960
0.125%, 2/15/51 TIPS		988,226	683,028
0.125%, 2/15/52 TIPS		322,410	223,297
1.500%, 2/15/53 TIPS		201,290	204,172
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/23 TIPS		12,856	12,901
0.625%, 1/15/24 TIPS		2,487,410	2,467,690
0.500%, 4/15/24 TIPS		2,965,500	2,919,116
0.125%, 7/15/24 TIPS		2,519,900	2,470,290
0.125%, 10/15/24 TIPS(z)		5,597,088	5,467,763
0.250%, 1/15/25 TIPS		3,536,680	3,451,850
0.125%, 4/15/25 TIPS		2,478,591	2,401,765
0.375%, 7/15/25 TIPS		315,390	308,440
0.125%, 10/15/25 TIPS		2,075,400	2,010,577
0.625%, 1/15/26 TIPS		2,090,056	2,042,868
0.125%, 4/15/26 TIPS		1,711,170	1,641,384
0.125%, 7/15/26 TIPS		237,137	228,338
0.125%, 10/15/26 TIPS(z)		1,313,796	1,261,064
0.375%, 1/15/27 TIPS		1,498,585	1,444,015
0.125%, 4/15/27 TIPS(z)		423,832	403,467
0.375%, 7/15/27 TIPS		3,999,243	3,862,097
1.625%, 10/15/27 TIPS(z)		908,937	925,971
0.500%, 1/15/28 TIPS		3,711,352	3,582,218
0.750%, 7/15/28 TIPS		3,825,774	3,750,732
0.875%, 1/15/29 TIPS		1,540,266	1,512,197
0.250%, 7/15/29 TIPS		2,918,102	2,763,668
0.125%, 1/15/30 TIPS		3,034,908	2,826,254
0.125%, 7/15/30 TIPS		2,158,673	2,007,200
0.125%, 1/15/31 TIPS		1,861,801	1,719,710
0.125%, 7/15/31 TIPS(z)		7,177,295	6,604,968
0.125%, 1/15/32 TIPS		3,129,825	2,856,975
0.625%, 7/15/32 TIPS(z)		4,736,482	4,521,509

Total U.S. Treasury Obligations			88,461,470

Total Long-Term Debt Securities (123.0%) (Cost $110,021,290)			104,606,827

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (69.4%)
FFCB
4.01%, 4/25/23(o)(p)		10,000,000	9,972,232
FHLB
4.08%, 4/28/23(o)(p)		11,100,000	11,064,913
FHLMC
3.17%, 4/10/23(o)(p)		21,000,000	20,981,533
FNMA
3.17%, 4/10/23(o)(p)		17,000,000	16,985,050

Total U.S. Government Agency Securities			59,003,728

Total Short-Term Investments (69.4%) (Cost $59,005,314)			59,003,728

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Put Interest Rate Swaptions Purchased Payable (0.0%)†
6 Years, April 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 1,400,000 Counterparty: Goldman Sachs Bank USA*		1,400,000	220
6 Years, May 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 2,500,000 Counterparty: Morgan Stanley*		2,500,000	2,318

Total Options Purchased (0.0%)† (Cost $44,945)			2,538

Total Investments in Securities (192.4%) (Cost $169,071,549)			163,613,093
Other Assets Less Liabilities (-92.4%)			(78,587,572)

Net Assets (100%)			$85,025,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $4,960,004 or 5.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $4,088,257 or 4.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2023.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FCPIX — Mexican Core Consumer Price Index

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	15	6/2023	EUR	2,209,777	67,205
U.S. Treasury 2 Year Note	7	6/2023	USD	1,445,172	15,959
U.S. Treasury 5 Year Note	11	6/2023	USD	1,204,586	27,983
U.S. Treasury Ultra Bond	3	6/2023	USD	423,375	19,387

					130,534

Short Contracts
Euro-Bobl	(8)	6/2023	EUR	(1,022,727)	(22,471)
Euro-BTP	(17)	6/2023	EUR	(2,126,650)	(66,422)
Euro-Buxl	(5)	6/2023	EUR	(763,813)	(45,124)
Euro-OAT	(4)	6/2023	EUR	(564,938)	(17,515)
Euro-Schatz	(49)	6/2023	EUR	(5,616,685)	(45,829)
Japan 10 Year Bond	(7)	6/2023	JPY	(7,809,000)	(155,983)
Short-Term Euro-BTP	(9)	6/2023	EUR	(1,028,464)	(10,846)
U.S. Treasury 10 Year Note	(17)	6/2023	USD	(1,953,672)	(12,979)
U.S. Treasury 10 Year Ultra Note	(2)	6/2023	USD	(242,281)	(8,581)
U.S. Treasury Long Bond	(27)	6/2023	USD	(3,541,219)	(160,986)

					(546,736)

					(416,202)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
PEN	91,843	USD	24,201	Citibank NA**	4/10/2023	196
MXN	8,267	USD	409	Citibank NA	5/9/2023	47
EUR	43,000	USD	45,926	Barclays Bank plc	5/16/2023	820
EUR	49,000	USD	52,729	Citibank NA	5/16/2023	540
USD	329,885	AUD	477,000	Bank of America	5/16/2023	10,545
USD	210,219	CAD	280,522	Citibank NA	5/16/2023	2,518
USD	18,207	JPY	2,400,000	Citibank NA	5/16/2023	13
USD	28,823	JPY	3,800,000	HSBC Bank plc	5/16/2023	15
USD	1,164,570	JPY	152,027,124	Morgan Stanley	5/16/2023	12,056
USD	530,945	NZD	845,000	Citibank NA	5/16/2023	2,542
PEN	93,457	USD	24,036	Citibank NA**	6/21/2023	672

Total unrealized appreciation						29,964

USD	56,215	PEN	215,602	Bank of America**	5/10/2023	(940)
EUR	47,000	USD	51,222	Bank of America	5/16/2023	(128)
USD	114,794	EUR	108,000	Bank of America	5/16/2023	(2,615)
USD	4,410,409	EUR	4,078,327	Citibank NA	5/16/2023	(23,199)
USD	350,699	GBP	290,246	Barclays Bank plc	5/16/2023	(7,663)
USD	73,173	JPY	9,700,000	Citibank NA	5/16/2023	(362)
USD	30,055	JPY	4,000,000	HSBC Bank plc	5/16/2023	(269)
USD	25,674	JPY	3,400,000	JPMorgan Chase Bank	5/16/2023	(102)
USD	108,503	MXN	2,030,533	Citibank NA	6/21/2023	(2,446)

Total unrealized depreciation						(37,724)

Net unrealized depreciation						(7,760)

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2023 @2.92% v. 6 Month EURIBOR	Citibank NA	1,000,000	EUR	(1,000,000)	EUR	2.92	4/11/2023	(5,487)
10 Years, June 2023 @2.07% v. 6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	2.07	6/9/2023	(491)
11 Years, April 2023 @2.35% v.1 Day SOFR	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD	2.35	4/26/2023	(166)
11 Years, May 2023 @2.35% v.1 Day SOFR	Morgan Stanley	1,400,000	USD	(1,400,000)	USD	2.35	5/31/2023	(1,995)
U.S. Treasury 10 Year Note	Exchange Traded	1	USD	(100,000)	USD	118.00	4/21/2023	(187)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD	119.00	4/21/2023	(250)

								(8,576)

Written Put Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2023 @2.92% v. 6 Month EURIBOR	Citibank NA	1,000,000	EUR	(1,000,000)	EUR	2.92	4/11/2023	(8,438)
10 Years, June 2023 @3.14% v. 6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	3.14	6/9/2023	(3,380)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD	112.00	4/21/2023	(219)
U.S. Treasury 10 Year Note	Exchange Traded	1	USD	(100,000)	USD	112.50	4/21/2023	(156)

								(12,193)

Total Written Options Contracts (Premiums Received ($98,189))								(20,769)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2023(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	47,953	47,953
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,591	9,591
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	67,241	67,136
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,574	9,591
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	106,407	106,407
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	30,490	30,490
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	73,880	73,880
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	23,545	23,545
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	6,758	6,841
HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	1,645	1,645
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	6,135	6,135
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	6,984	9,026
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	3,626	4,516
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	8,924	9,032
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	6,380	6,380
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	4,953	3,179
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	100,000	1,410	1,590
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	4,144	4,144

						419,640	421,081

FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(106,667)	(106,667)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(2,493)	(2,862)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(1,448)	(1,448)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,662)	(22,323)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(43,638)	(44,630)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,874)	(22,315)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,715)	(22,315)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(3,655)	(3,655)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(6,283)	(6,092)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(7,286)	(9,813)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(2,693)	(2,693)
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(2,811)	(2,811)
USCPI at termination	5.32% at termination	Pay	4/29/2023	USD	200,000	(1,475)	(1,475)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(96,791)	(96,791)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(31,797)	(32,264)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(16,149)	(16,132)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(14,994)	(14,994)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(30,161)	(29,988)

						(433,592)	(439,268)

Total Centrally Cleared inflation-linked swap contracts outstanding						(13,952)	(18,187)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2023 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	—	360,092	360,092
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	—	128,956	128,956
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	440,000	(4,106)	5,825	1,719
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	560,000	(5,646)	7,833	2,187
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,777)	4,339	1,562
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	800,000	(4,393)	7,518	3,125
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,802)	4,365	1,563

						(19,724)	518,928	499,204

6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	100,000	—	(3,879)	(3,879)
6 month EURIBORSemi-Annual	3.50 annually	Receive	9/20/2025	EUR	6,900,000	46,489	(72,765)	(26,276)
6 month EURIBOR Semi-Annual	0.00 annually	Pay	11/8/2032	EUR	2,100,000	—	(576,991)	(576,991)
6 month EURIBOR Semi-Annual	0.00 annually	Pay	11/4/2032	EUR	800,000	—	(219,535)	(219,535)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(30,860)	(30,860)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(8,618)	(8,618)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(25,866)	(25,866)
6 month EURIBOR Semi-Annual	2.88 annually	Pay	8/15/2032	EUR	1,000,000	—	(5,430)	(5,430)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(20,851)	(20,851)
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	280,000	7,003	(7,209)	(206)
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	700,000	11,193	(11,708)	(515)
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	220,000	4,832	(4,994)	(162)
1 day TONAR Annual	0.05 annually	Pay	12/15/2031	JPY	40,000,000	(2,844)	(10,579)	(13,423)

						66,673	(999,285)	(932,612)

Total Centrally Cleared Interest rate swap contracts outstanding						46,949	(480,357)	(433,408)

(1)	Value of floating rate index at March 31, 2023 was as follows:

Floating Rate Index	Value
1 day SOFR USD	4.87%
1 day TONAR JPY	(0.03)%
6 month EURIBOR EUR	3.34%
FRCPI EUR	1.17%
FCPIX EUR	0.24%
HICPXT EUR	1.22%
USCPI USD	3.02%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,435,958	$—	$5,435,958
Centrally Cleared Inflation-linked Swaps	—	419,640	—	419,640
Centrally Cleared Interest Rate Swaps	—	518,928	—	518,928
Collateralized Mortgage Obligations	—	1,733,403	—	1,733,403
Commercial Mortgage-Backed Securities	—	511,335	—	511,335
Corporate Bonds
Financials	—	371,733	—	371,733
Information Technology	—	9,531	—	9,531
Foreign Government Securities	—	5,898,649	—	5,898,649
Forward Currency Contracts	—	29,964	—	29,964
Futures	130,534	—	—	130,534
Mortgage-Backed Securities	—	2,184,748	—	2,184,748
Options Purchased
Put Options Purchased	—	2,538	—	2,538
Short-Term Investments
U.S. Government Agency Securities	—	59,003,728	—	59,003,728
U.S. Treasury Obligations	—	88,461,470	—	88,461,470

Total Assets	$130,534	$164,581,625	$—	$164,712,159

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(433,592)	$—	$(433,592)
Centrally Cleared Interest Rate Swaps	—	(999,285)	—	(999,285)
Forward Currency Contracts	—	(37,724)	—	(37,724)
Futures	(546,736)	—	—	(546,736)
Options Written
Call Options Written	(437)	(8,139)	—	(8,576)
Put Options Written	(375)	(11,818)	—	(12,193)

Total Liabilities	$(547,548)	$(1,490,558)	$—	$(2,038,106)

Total	$(417,014)	$163,091,067	$—	$162,674,053

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,939,048
Aggregate gross unrealized depreciation	(12,450,703)

Net unrealized depreciation	$(10,511,655)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,228,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.4%)
522 Funding CLO Ltd.,
Series 2018-3A AR
5.848%, 10/20/31(l)§		$900,000	$882,267
Accredited Mortgage Loan Trust,
Series 2006-2 A4
5.105%, 9/25/36(l)		71,338	69,209
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		247,921	220,746
Series 2016-3 A
3.250%, 10/15/28		144,282	119,535
Series 2016-3 AA
3.000%, 10/15/28		216,646	191,962
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
5.550%, 11/25/35(l)		130,575	125,795
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
5.842%, 7/15/30(l)§		992,712	982,016
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.008%, 1/15/37(l)§		800,000	785,671
Ares XL CLO Ltd.,
Series 2016-40A A1RR
5.662%, 1/15/29(l)§		611,404	606,404
Argent Securities Trust,
Series 2006-W2 A2B
5.225%, 3/25/36(l)		217,424	114,059
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
5.145%, 7/25/36(l)		655,592	160,142
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
5.165%, 8/25/36(l)		16,435	15,398
Series 2006-HE9 1A2
5.145%, 11/25/36(l)		149,284	142,187
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
5.970%, 2/25/35(l)		106,302	104,798
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
3.198%, 1/15/33(l)§	EUR	700,000	735,712
BRSP Ltd.,
Series 2021-FL1 A
5.911%, 8/19/38(l)§		$800,000	774,018
Carlyle US CLO Ltd.,
Series 2017-1A A1R
5.808%, 4/20/31(l)§		800,000	787,319
CBAM Ltd.,
Series 2018-5A A
5.812%, 4/17/31(l)§		1,000,000	982,609
Series 2018-8A A1
5.928%, 10/20/29(l)§		727,806	721,839
C-Bass Trust,
Series 2006-CB9 A1
4.965%, 11/25/36(l)		11,492	5,302
CIFC Funding Ltd.,
Series 2017-1A AR
5.825%, 4/23/29(l)§		676,000	669,954
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		113,920	60,414
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
5.595%, 5/25/34(l)		9,793	9,679
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
5.838%, 4/20/30(l)§		858,050	849,243
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
3.587%, 9/15/31(l)§	EUR	700,000	738,709
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1
5.445%, 6/25/36(l)		$69,333	67,950
Series 2006-21 2A4
5.075%, 5/25/37(l)		253,265	234,561
Series 2006-24 1A
4.985%, 6/25/47(l)		721,131	597,508
Series 2006-3 M2
5.430%, 6/25/36(l)		800,000	741,439
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3
5.645%, 8/25/47(l)		5,247	5,170
EMC Mortgage Loan Trust,
Series 2001-A A
5.585%, 5/25/40(l)§		2,889	2,836
FHF Trust,
Series 2020-1A B
3.100%, 9/15/25§		386,904	384,143
Series 2022-1A A
4.430%, 1/18/28§		944,305	916,647
FORT CRE Issuer LLC,
Series 2022-FL3 A
6.410%, 2/23/39(l)§		800,000	778,347
Fremont Home Loan Trust,
Series 2005-D M1
5.460%, 11/25/35(l)		300,000	252,704
Series 2006-E 2A1
4.905%, 1/25/37(l)		2,203	937
FS Rialto Issuer LLC,
Series 2022-FL4 A
6.459%, 1/19/39(l)§		900,000	868,584
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
5.762%, 10/15/30(l)§		888,017	877,617
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		845,679	737,452
Series 2023-1GS A
5.520%, 2/22/55§		493,860	482,025
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		250,767	100,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust,
Series 2006-NC2 A2B
5.025%, 6/25/36(l)	$122,323	$63,999
GSPA Monetization Trust,
6.422%, 10/9/29§	240,658	234,130
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
5.075%, 4/25/37(l)	299,652	282,513
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	782,213	717,708
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
3.204%, 10/25/35(l)	126,486	120,952
Series 2006-FRE1 M1
5.430%, 5/25/35(l)	81,668	77,903
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
5.105%, 3/25/37(l)	40,692	38,843
LCCM Trust,
Series 2021-FL3 A
6.134%, 11/15/38(l)§	800,000	782,684
LCM XV LP,
Series 15A AR2
5.808%, 7/20/30(l)§	735,905	726,292
Lehman XS Trust,
Series 2006-8 2A1
4.713%, 6/25/36(l)	17,125	17,332
Madison Park Funding XLI Ltd.,
Series 12A AR
5.645%, 4/22/27(l)§	412,528	409,765
Magnetite XVIII Ltd.,
Series 2016-18A AR2
5.744%, 11/15/28(l)§	729,983	722,988
Marble Point CLO X Ltd.,
Series 2017-1A AR
5.832%, 10/15/30(l)§	769,253	756,717
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
5.425%, 12/25/35(l)	23,435	23,277
Series 2006-FRE2 A5
5.325%, 3/25/36(l)	155,160	98,229
MF1 Ltd.,
Series 2020-FL4 A
6.474%, 11/15/35(l)§	526,193	525,063
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
5.345%, 8/25/36(l)	448,060	228,926
Series 2006-WMC2 A2C
5.145%, 7/25/36(l)	241,374	86,300
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,321,174	1,163,406
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
5.565%, 3/25/36(l)	900,000	832,607
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
5.325%, 11/25/36(l)	103,084	34,922
Option One Mortgage Loan Trust,
Series 2006-3 2A3
4.985%, 2/25/37(l)	1,167,942	597,279
Series 2007-5 1A1
5.065%, 5/25/37(l)	351,150	189,885
Series 2007-CP1 1A1
4.985%, 3/25/37(l)	165,990	149,946
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
5.535%, 11/25/35(l)	373,326	347,011
OZLM IX Ltd.,
Series 2014-9A A1A3
5.908%, 10/20/31(l)§	900,000	883,011
OZLM XVI Ltd.,
Series 2017-16A A1R
5.902%, 5/16/30(l)§	696,270	687,992
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
5.592%, 10/15/29(l)§	646,101	637,884
RAMP Trust,
Series 2005-RS4 M5
5.865%, 4/25/35(l)	82,624	81,382
RASC Trust,
Series 2005-EMX5 A3
5.277%, 12/25/35(l)	106,716	96,362
Series 2006-EMX2 M1
5.445%, 2/25/36(l)	137,893	135,578
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	177,977
Saranac CLO VI Ltd.,
Series 2018-6A A1R
6.294%, 8/13/31(l)§	800,000	784,000
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
4.975%, 5/25/37(l)	32,408	24,885
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
5.385%, 2/25/36(l)	66,635	36,495
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
5.858%, 10/20/28(l)§	360,622	359,080
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
5.715%, 1/23/29(l)§	450,729	447,336
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
5.798%, 7/25/30(l)§	751,574	740,089
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
5.745%, 10/25/37(l)	556,552	438,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-WMC1 3A1
4.955%, 2/25/37(l)		$73,909	$21,317
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
5.145%, 11/25/37(l)		536,439	282,317
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		565,450	522,030
Stratus CLO Ltd.,
Series 2021-2A A
5.708%, 12/28/29(l)§		682,897	674,178
Series 2021-3A A
5.758%, 12/29/29(l)§		688,130	679,950
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
5.295%, 5/25/37(l)§		171,672	165,612
STWD Ltd.,
Series 2021-FL2 A
5.909%, 4/18/38(l)§		800,000	782,967
Series 2022-FL3 A
5.908%, 11/15/38(l)§		800,000	779,144
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,627,912	1,395,671
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		751,142	611,948
Tricolor Auto Securitization Trust,
Series 2022-1A A
3.300%, 2/18/25§		280,841	278,823
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		567,407	500,748
Series 2020-1 A
5.875%, 10/15/27		754,533	746,988
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
5.095%, 4/25/37(l)		211,329	72,047

Total Asset- Backed Securities			40,176,593

Collateralized Mortgage Obligations (4.5%)
Alba plc,
Series 2007-1 A3
4.472%, 3/17/39(l)(m)	GBP	280,868	331,911
Alternative Loan Trust,
Series 2005-32T1 A3
5.845%, 8/25/35(l)		$101,227	53,996
Series 2006-45T1 1A16
6.000%, 2/25/37		227,962	120,932
Series 2006-OA11 A1B
5.225%, 9/25/46(l)		269,027	242,130
Series 2006-OA12 A1B
4.951%, 9/20/46(l)		82,785	79,529
Series 2006-OA3 1A1
5.245%, 5/25/36(l)		30,306	25,003
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	79,888
Banc of America Funding Trust,
Series 2005-D A1
3.796%, 5/25/35(l)		5,924	5,419
Series 2007-2 1A2
6.000%, 3/25/37		59,772	49,197
Banc of America Mortgage Trust,
Series 2003-D 2A4
4.025%, 5/25/33(l)		2,936	2,667
BCAP LLC Trust,
Series 2007-AA2 12A1
5.265%, 5/25/47(l)		57,201	50,873
Series 2011-RR5 12A1
4.607%, 3/26/37(e)§		13,672	13,284
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
3.942%, 5/25/35(l)		20,651	18,932
Series 2005-7 22A1
3.964%, 9/25/35(l)		19,817	12,036
Series 2006-3 35A1
3.764%, 5/25/36(l)		55,901	31,459
Bear Stearns ARM Trust,
Series 2002-11 1A1
4.340%, 2/25/33(l)		69	64
Series 2002-11 1A2
3.250%, 2/25/33(l)		168	127
Series 2003-1 6A1
4.513%, 4/25/33(l)		719	694
Series 2003-8 2A1
3.917%, 1/25/34(l)		4,076	3,772
Series 2004-1 12A5
3.921%, 4/25/34(l)		8,189	7,322
Series 2004-10 22A1
4.961%, 1/25/35(l)		3,727	3,109
Series 2004-10 23A1
3.823%, 1/25/35(l)		1,227	1,066
Series 2004-3 1A1
3.841%, 7/25/34(l)		8,289	7,113
Series 2004-8 2A1
3.977%, 11/25/34(l)		24,047	22,396
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.947%, 1/26/36(l)		31,412	24,135
Series 2007-R6 2A1
3.649%, 12/26/46(l)		26,743	19,841
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
3.815%, 1/25/36(l)		36,218	29,998
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
3.786%, 11/25/34(l)		16,873	14,965
Series 2004-HYB9 1A1
3.798%, 2/20/35(l)		3,883	3,811
Series 2005-HYB9 3A2A
5.910%, 2/20/36(l)		2,580	2,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
5.410%, 10/25/35(l)		$2,225	$2,023
Series 2009-7 5A2
5.500%, 12/25/35§		54,418	30,264
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.260%, 5/25/35(l)		5,648	5,341
Series 2005-6 A2
3.790%, 9/25/35(l)		49,406	47,821
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
5.145%, 3/25/37(l)		101,663	93,107
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
5.345%, 2/25/35(l)		3,344	3,168
Eurosail-UK plc,
Series 2007-1X A3C
4.464%, 3/13/45(l)(m)	GBP	22,593	27,728
Series 2007-2X A3C
4.454%, 3/13/45(l)(m)		15,214	18,503
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$56	56
Series 2248 FB
5.184%, 9/15/30(l)		72	72
Series 2266 F
5.134%, 11/15/30(l)		1	1
Series 3360 FC
5.404%, 5/15/37(l)		4,461	4,440
Series 4989 FA
3.655%, 8/15/40(l)		242,791	236,802
Series 4989 FB
3.666%, 10/15/40(l)		190,598	186,132
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
4.338%, 2/25/45(l)		3,228	3,164
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.033%, 8/25/35(l)		34,257	28,780
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
3.979%, 10/25/35(l)		25,531	23,592
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		13	12
Series 2003-25 KP
5.000%, 4/25/33		7,746	7,746
Series 2004-W2 5AF
5.195%, 3/25/44(l)		7,812	7,717
Series 2005-79 NF
5.255%, 9/25/35(l)		5,134	5,064
Series 2006-118 A1
4.677%, 12/25/36(l)		3,050	3,029
Series 2006-5 3A2
3.777%, 5/25/35(l)		2,571	2,609
Series 2007-42 AF
5.095%, 5/25/37(l)		477	464
Series 2007-73 A1
4.677%, 7/25/37(l)		8,419	8,240
Series 2015-58 AI
1.552%, 8/25/55 IO(l)		201,896	6,723
GNMA,
Series 2015-H18 FB
5.166%, 7/20/65(l)		330,438	327,044
Series 2015-H19 FK
5.166%, 8/20/65(l)		242,231	239,386
Series 2016-H02 FH
5.566%, 1/20/66(l)		94,452	93,680
Series 2016-H14 FA
5.366%, 6/20/66(l)		139,621	138,821
Series 2016-H17 FC
5.396%, 8/20/66(l)		398,574	395,980
Series 2016-H17 FM
5.016%, 8/20/66(l)		859	847
Series 2016-H20 PT
4.625%, 9/20/66(l)		467,561	479,845
Series 2016-H22 FA
5.336%, 10/20/66(l)		231,882	231,190
Series 2017-H10 FB
1.968%, 4/20/67(l)		306,133	305,788
Series 2018-38 WF
2.681%, 10/20/43(l)		169,187	161,502
Series 2023-H02 FA
5.459%, 1/20/73(l)		304,730	304,683
Great Hall Mortgages No. 1plc,
Series 2007-2A AC
5.093%, 6/18/39(l)§		44,265	43,645
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.052%, 9/25/35(l)		20,888	19,226
Series 2005-AR7 6A1
3.709%, 11/25/35(l)		5,773	5,056
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
6.261%, 10/19/35(l)		56,305	36,777
Series 2005-14 4A1A
3.796%, 12/19/35(l)		65,500	34,702
Series 2005-2 2A1A
5.201%, 5/19/35(l)		6,663	5,854
Series 2005-4 3A1
3.305%, 7/19/35(l)		26,242	18,814
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
5.185%, 1/25/37(l)		50,518	41,149
Series 2006-AR9 2A1
3.152%, 6/25/36(l)		183,011	116,117
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,492	5,233
Series 2006-A3 6A1
3.849%, 8/25/34(l)		24,817	23,275
Series 2006-A6 1A4L
3.597%, 10/25/36(l)		51,847	38,125
Landmark Mortgage Securities No. 3 plc,
Series 3 A
4.608%, 4/17/44(l)(m)	GBP	524,115	612,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		$589,821	$589,130
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
3.878%, 1/25/47(l)		14,088	13,796
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
3.466%, 4/25/35(l)		37,722	32,432
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
3.703%, 7/25/35(l)		54,683	44,491
MortgageIT Trust,
Series 2005-5 A2
5.465%, 12/25/35(l)		29,645	27,462
Prime Mortgage Trust,
Series 2004-CL1 1A2
5.245%, 2/25/34(l)		953	927
Series 2006-CL1 A1
5.345%, 2/25/35(l)		25,777	25,301
RALI Trust,
Series 2005-QA13 2A1
4.650%, 12/25/35(l)		8,228	6,463
Series 2006-QS12 1A1
6.500%, 9/25/36		156,835	75,117
Series 2006-QS13 1A10
6.000%, 9/25/36		11,004	8,298
Series 2007-QA3 A1
5.045%, 5/25/37(l)		181,380	153,435
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.358%, 10/25/39(l)§		599,148	599,148
Residential Asset Securitization Trust,
Series 2005-A11 1A1
5.295%, 10/25/35(l)		37,924	22,821
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		50,300	38,200
Ripon Mortgages plc,
Series 1RA A
4.891%, 8/28/56(l)§	GBP	1,931,540	2,361,813
STARM Mortgage Loan Trust,
Series 2007-1 2A1
4.036%, 2/25/37(l)		$20,072	17,197
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
5.245%, 4/25/47(l)		33,139	27,971
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
5.261%, 7/19/35(l)		24,673	21,759
Series 2006-AR6 1A3
5.225%, 7/25/46(l)		736,571	543,123
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
5.421%, 9/19/32(l)		413	388
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
6.407%, 3/25/37(l)		27,670	22,246
Series 2007-3 3A1
6.357%, 6/25/47(l)		182,091	147,853
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
3.937%, 5/20/36(l)		9,137	8,594
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
5.425%, 10/25/45(l)		2,981	2,722
Series 2005-AR6 1A1A
5.345%, 2/25/45(l)		203,456	185,280
Series 2006-AR16 3A3
3.599%, 12/25/36(l)		12,588	10,523
Series 2007-HY5 2A1
3.348%, 5/25/37(l)		87,591	66,843
Series 2007-HY7 4A2
3.884%, 7/25/37(l)		44,268	39,711
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
5.131%, 12/21/49(l)§	GBP	470,824	574,140
Series 3A B
5.831%, 12/21/49(l)§		100,000	121,471
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
4.240%, 10/25/36(l)		$381,735	343,527

Total Collateralized Mortgage Obligations			11,821,979

Commercial Mortgage-Backed Securities (7.9%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	512,841
AREIT Trust,
Series 2021-CRE5 A
5.789%, 11/17/38(l)§		570,660	549,435
Beast Mortgage Trust,
Series 2021-SSCP A
5.434%, 4/15/36(l)§		500,000	475,395
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	744,091
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.169%, 2/15/39(l)§		700,000	693,946
Business Mortgage Finance 7 plc,
Series 7X A1
5.316%, 2/15/41(l)(m)	GBP	12,133	14,943
BX Trust,
Series 2021-ARIA A
5.584%, 10/15/36(l)§		$900,000	852,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$212,698	$204,406
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		500,000	461,791
CLNC Ltd.,
Series 2019-FL1 A
6.056%, 8/20/35(l)§		204,713	201,026
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	655,146
Series 2021-2400 A
5.985%, 12/15/38(l)§		800,000	738,644
DBWF Mortgage Trust,
Series 2018-GLKS A
5.891%, 12/19/30(l)§		100,000	97,875
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,053,063
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	799,013
Extended Stay America Trust,
Series 2021-ESH A
5.765%, 7/15/38(l)§		780,954	757,521
FNMA ACES,
Series 2020-M33 X2
2.241%, 1/25/31 IO(l)		1,865,032	171,232
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	365,889
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		220,316	215,198
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	80,104
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	578,212
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
5.799%, 11/15/38(l)§		800,000	768,349
Series 2021-NYAH A
5.444%, 6/15/38(l)§		700,000	675,500
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.624%, 7/15/36(l)§		376,516	367,549
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		28,416	27,708
Series 2015-C27 ASB
3.557%, 12/15/47		150,041	146,267
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§		800,000	608,792
Series 2021-230P A
5.854%, 12/15/38(l)§		800,000	772,173
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	619,599
New Orleans Hotel Trust,
Series 2019-HNLA A
5.673%, 4/15/32(l)§		500,000	480,593
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.780%, 11/15/38(l)§		400,000	366,597
ONE Mortgage Trust,
Series 2021-PARK A
5.641%, 3/15/36(l)§		700,000	658,882
PFP Ltd.,
Series 2021-8 A
5.728%, 8/9/37(l)§		575,004	550,452
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.045%, 11/25/36(l)§		785,996	760,092
Series 2023-FL11 A
7.166%, 10/25/39(l)§		700,000	692,643
STWD Mortgage Trust,
Series 2021-LIH A
5.542%, 11/15/36(l)§		1,200,000	1,152,253
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
5.760%, 11/11/34(l)§		324,032	320,901
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	757,642
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	787,850

Total Commercial Mortgage-Backed Securities			20,736,352

Corporate Bonds (28.7%)
Communication Services (0.9%)
Entertainment (0.3%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	656,519
Netflix, Inc.
4.625%, 5/15/29	EUR	200,000	220,875

			877,394

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	665,500

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		350,000	347,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.152%, 3/20/28§	$400,000	$400,213

		747,347

Total Communication Services		2,290,241

Consumer Discretionary (1.4%)
Automobiles (1.0%)
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§	600,000	599,579
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§	800,000	692,173
2.750%, 3/9/28§	800,000	674,419
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	721,035

		2,687,206

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29	700,000	629,123
Expedia Group, Inc.
3.250%, 2/15/30	500,000	433,308

		1,062,431

Total Consumer Discretionary		3,749,637

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Boardwalk Pipelines LP
3.400%, 2/15/31	600,000	519,429
Greenko Power II Ltd.
4.300%, 12/13/28§	382,000	328,042
4.300%, 12/13/28(m)	573,000	492,064
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§	500,000	470,406
ONEOK Partners LP
6.850%, 10/15/37	800,000	839,278
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	100,000	95,657

Total Energy		2,744,876

Financials (13.7%)
Banks (9.0%)
Banco Santander SA
2.746%, 5/28/25	700,000	658,513
Bank of America Corp.
4.125%, 1/22/24	200,000	198,641
(SOFR + 0.91%), 0.981%, 9/25/25(k)	2,900,000	2,707,636
(SOFR + 1.99%), 6.204%, 11/10/28(k)	600,000	626,620
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	1,400,000	1,396,650
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 5.768%, 7/20/23(k)§	600,000	599,535
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	700,000	552,982
BNP Paribas SA
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§	700,000	691,738
3.500%, 11/16/27§	300,000	275,028
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 5.985%, 6/1/24(k)	700,000	699,604
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§	2,300,000	2,058,063
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§	1,000,000	891,984
HSBC USA, Inc.
5.625%, 3/17/25	500,000	501,355
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)	300,000	224,610
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	800,000	803,044
(SOFR + 1.51%), 2.739%, 10/15/30(k)	900,000	780,553
Lloyds Bank plc
0.000%, 4/2/32(e)(m)	600,000	380,718
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.763%, 2/20/26(k)	400,000	393,836
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 5.800%, 7/10/24(k)	900,000	896,509
(SOFR + 0.87%), 0.849%, 9/8/24(k)	800,000	782,583
Norinchukin Bank (The)
5.430%, 3/9/28§	600,000	614,337
Royal Bank of Canada
4.900%, 1/12/28	300,000	298,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		$500,000	$497,563
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	566,625
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	298,313
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25(k)§		300,000	285,905
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	685,529
(SOFR + 0.93%), 5.782%, 11/23/25(k)§		800,000	784,945
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		600,000	604,007
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27(x)§		1,600,000	1,474,442
5.500%, 3/9/28§		500,000	513,024
UniCredit SpA
7.830%, 12/4/23§		900,000	909,612

			23,653,492

Capital Markets (2.1%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	555,974
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	191,000
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		700,000	28,000
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	264,375
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24(x)		300,000	294,712
(ICE LIBOR USD 3 Month + 1.17%), 6.034%, 5/15/26(k)		300,000	297,055
Lazard Group LLC
4.500%, 9/19/28(x)		700,000	672,843
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	825,719
Owl Rock Capital Corp.
2.875%, 6/11/28		500,000	404,011
Stifel Financial Corp.
4.000%, 5/15/30		900,000	787,332
UBS Group AG
4.125%, 4/15/26§		600,000	570,042
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	494,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	191,505

			5,576,917

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		300,000	286,865
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,190,475
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	692,223

			2,169,563

Financial Services (0.8%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29(k)(m)	EUR	700,000	740,171
Global Payments, Inc.
2.900%, 5/15/30		$700,000	590,026
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
NTT Finance Corp.
4.142%, 7/26/24§		$300,000	296,724
4.239%, 7/25/25§		400,000	394,288
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—

			2,021,209

Insurance (1.0%)
First American Financial Corp.
4.000%, 5/15/30		$700,000	619,186
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32(k)§		800,000	705,150
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,004,551
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	120,457

			2,449,344

Total Financials			35,870,525

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp.
2.125%, 9/15/31(x)		$900,000	733,595

Total Health Care			733,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (0.5%)
Ground Transportation (0.2%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		$600,000	$594,867

Marine Transportation (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	692,935

Total Industrials			1,287,802

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	165,293
3.187%, 11/15/36§		46,000	34,520
NXP BV
5.350%, 3/1/26		500,000	501,406
5.000%, 1/15/33		1,400,000	1,363,635

			2,064,854

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30		500,000	481,868

Total Information Technology			2,546,722

Real Estate (4.7%)
Diversified REITs (0.8%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	911,820
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	461,507
HAT Holdings I LLC (REIT)
3.375%, 6/15/26§		400,000	351,304
STORE Capital Corp. (REIT)
2.700%, 12/1/31		500,000	356,128

			2,080,759

Health Care REITs (0.3%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	187,093
Welltower OP LLC (REIT)
2.750%, 1/15/31		800,000	662,756

			849,849

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	234,058

Office REITs (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		200,000	195,447
4.500%, 7/30/29		200,000	193,382
Corporate Office Properties LP (REIT)
2.250%, 3/15/26(x)		800,000	710,736
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	87,735
Kilroy Realty LP (REIT)
2.500%, 11/15/32(x)		3,000,000	1,912,477

			3,099,777

Residential REITs (0.1%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	349,480

Retail REITs (0.4%)
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		900,000	795,208
Realty Income Corp. (REIT)
4.625%, 11/1/25		200,000	197,500

			992,708

Specialized REITs (1.8%)
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	782,646
1.875%, 10/15/30		400,000	317,601
EPR Properties (REIT)
3.750%, 8/15/29(x)		700,000	543,212
3.600%, 11/15/31		800,000	598,764
Equinix, Inc. (REIT)
1.550%, 3/15/28(x)		1,000,000	839,330
2.500%, 5/15/31		800,000	654,329
3.900%, 4/15/32(x)		1,200,000	1,089,660

			4,825,542

Total Real Estate			12,432,173

Utilities (5.2%)
Electric Utilities (4.5%)
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		500,000	510,168
Duke Energy Carolinas LLC
2.850%, 3/15/32		2,200,000	1,904,289
Edison International
3.550%, 11/15/24		500,000	486,554
Enel Finance International NV
1.875%, 7/12/28§		2,300,000	1,934,296
5.000%, 6/15/32§		700,000	656,175
Florida Power & Light Co.
5.050%, 4/1/28		100,000	103,206
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,838,870
Northern States Power Co.
2.600%, 6/1/51		1,400,000	916,375
4.500%, 6/1/52		700,000	631,081
Pacific Gas and Electric Co.
6.700%, 4/1/53		1,100,000	1,127,819
Public Service Electric & Gas Co.
3.100%, 3/15/32(x)		1,500,000	1,338,706
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	299,662

			11,747,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		$1,400,000	$1,258,380
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	512,700

			1,771,080

Total Utilities			13,518,281

Total Corporate Bonds			75,173,852

Foreign Government Securities (1.6%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		$1,100,000	1,093,043
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	564,624
Province of Quebec
3.750%, 9/1/24	CAD	200,000	147,290
Republic of Philippines
5.500%, 1/17/48		$600,000	612,816
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	1,692,328

Total Foreign Government Securities			4,110,101

Mortgage-Backed Securities (35.9%)
FHLMC
4.500%, 4/1/29		$13,816	13,788
6.000%, 1/1/37		45,620	48,023
4.000%, 1/1/41		27,359	26,833
3.500%, 3/1/48		65,593	61,746
FHLMC UMBS
3.500%, 2/1/49		19,831	18,674
3.500%, 7/1/49		59,519	56,192
3.500%, 2/1/50		15,158	14,271
3.500%, 4/1/50		21,784	20,521
3.000%, 7/1/52		2,233,625	2,002,594
4.500%, 8/1/52		292,430	286,296
FNMA
3.893%, 5/1/38(l)		112,444	114,406
FNMA UMBS
4.500%, 1/1/34		19,810	19,742
5.500%, 4/1/34		21,151	21,887
5.500%, 5/1/34		44,431	45,952
5.500%, 3/1/38		24,016	25,182
5.000%, 8/1/39		38,684	39,665
4.500%, 12/1/41		6,645	6,687
4.500%, 7/1/44		40,043	40,270
3.500%, 2/1/48		10,040	9,441
3.500%, 11/1/48		12,004	11,284
4.500%, 7/1/52		10,618,456	10,405,665
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/53 TBA		600,000	517,078
4.000%, 4/25/53 TBA		5,700,000	5,447,953
4.500%, 4/25/53 TBA		800,000	783,375
5.000%, 4/25/53 TBA		6,000,000	5,981,250
5.500%, 4/25/53 TBA		10,000,000	10,100,000
3.000%, 5/25/53 TBA		40,200,000	36,065,366
3.500%, 5/25/53 TBA		21,900,000	20,345,612
GNMA
3.000%, 7/15/45		5,407	5,017
3.000%, 8/15/45		49,886	46,284
4.500%, 1/20/49		230,191	229,202
5.000%, 1/20/49		3,181	3,224
5.000%, 2/20/49		40,592	41,139
5.000%, 7/20/49		1,216,052	1,232,629

Total Mortgage-Backed Securities			94,087,248

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,216,996
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	737,337
University of Michigan
3.504%, 4/1/52		900,000	754,586

Total Municipal Bonds			2,708,919

Supranational (0.2%)
European Investment Bank
3.750%, 2/14/33		500,000	505,417

Total Supranational			505,417

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,617,682
1.875%, 2/15/41		3,100,000	2,312,400
2.250%, 5/15/41		800,000	633,854
2.375%, 2/15/42(z)		1,100,000	882,412
3.125%, 2/15/42		500,000	452,762
3.250%, 5/15/42		6,600,000	6,077,667
3.875%, 2/15/43		2,300,000	2,316,570
3.375%, 5/15/44		1,400,000	1,298,445
3.125%, 8/15/44		2,100,000	1,867,872
2.875%, 8/15/45		600,000	509,390
3.000%, 8/15/48		13,200,000	11,481,994
2.875%, 5/15/49		900,000	766,727
2.250%, 8/15/49		800,000	598,752
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,561,488	1,315,935
1.375%, 2/15/44 TIPS		128,367	124,131
0.750%, 2/15/45 TIPS		381,138	324,021
0.875%, 2/15/47 TIPS		123,935	107,081
1.000%, 2/15/49 TIPS		118,890	105,358
0.250%, 2/15/50 TIPS		116,366	84,175
1.500%, 2/15/53 TIPS		100,645	102,086
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS		2,948,991	2,925,612
0.500%, 4/15/24 TIPS		474,480	467,058
0.125%, 10/15/24 TIPS		2,332,120	2,278,234
0.125%, 7/15/31 TIPS		1,674,330	1,540,817
0.125%, 1/15/32 TIPS		431,700	394,066
0.625%, 7/15/32 TIPS(z)		1,956,373	1,867,580
U.S. Treasury Notes
2.875%, 9/30/23#(z)(t)		26,400,000	26,173,311
2.500%, 4/30/24(v)		10,000,000	9,774,466
2.875%, 5/15/32		500,000	475,414

Total U.S. Treasury Obligations			86,875,872

Total Long-Term Debt Securities (128.4%) (Cost $361,387,344)			336,196,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (3.8%)
Amcor Flexibles North America, Inc.
5.10%, 4/5/23(n)(p)§	$500,000	$499,646
5.11%, 4/6/23(n)(p)§	1,000,000	999,148
Crown Castle, Inc.
5.48%, 4/11/23(n)(p)	1,000,000	998,328
Edison State Community College District
5.18%, 5/19/23(n)(p)	500,000	496,498
Lowe’s Cos., Inc.
5.13%, 4/10/23(n)(p)§	500,000	499,288
Mondelez International, Inc.
5.13%, 4/14/23(n)(p)§	500,000	499,004
NextEra Energy Capital Holdings, Inc.
5.36%, 4/17/23(n)(p)	500,000	498,737
5.52%, 5/8/23(n)(p)	500,000	497,102
Republic Services, Inc.
5.20%, 4/18/23(n)(p)	600,000	598,444
Sempra Energy
5.28%, 4/24/23(n)(p)§	500,000	498,246
Southern California Edison Co.
5.24%, 4/10/23(n)(p)	500,000	499,274
5.38%, 4/24/23(n)(p)§	500,000	498,214
5.38%, 4/26/23(n)(p)§	500,000	498,065
Tyson Foods, Inc.
5.08%, 4/5/23(n)(p)§	500,000	499,647
Walgreens Boots Alliance, Inc.
5.24%, 4/3/23(n)(p)§	500,000	499,782
5.25%, 4/10/23(n)§	500,000	499,265
5.40%, 4/24/23(n)(p)§	500,000	498,206
5.49%, 5/3/23(n)(p)§	300,000	298,496

Total Commercial Paper		9,875,390

Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $608,796, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $620,724.(xx)	608,553	608,553
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $1,020,544.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,608,553

Total Short-Term Investments (4.4%) (Cost $11,484,052)		11,483,943

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Call Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, September 2023 @3.75% v.1 Day SOFR 09/12/2023 at USD 3.75, European Style Notional Amount: USD 8,000,000 Counterparty: Bank of America*	8,000,000	54,643
1 Year, September 2023 @3.75% v.1 Day SOFR 09/11/2023 at USD 3.75, European Style Notional Amount: USD 15,100,000 Counterparty: Morgan Stanley*	15,100,000	103,110
10 Year, September 2023 @4.20% v.1 Day SOFR 09/06/2023 at USD 4.20, European Style Notional Amount: USD 900,000 Counterparty: Goldman Sachs Bank USA*	900,000	2,544
11 Years, March 2024 @3.85% v.1 Day SOFR 03/04/2024 at USD 3.85, European Style Notional Amount: USD 600,000 Counterparty: Bank of America*	600,000	7,131

Total Options Purchased (0.0%)† (Cost $202,135)		167,428

Total Investments in Securities (132.8%) (Cost $373,073,531)		347,847,704
Other Assets Less Liabilities (-32.8%)		(86,003,537)

Net Assets (100%)		$261,844,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $83,292,105 or 31.8% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $115,004.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $4,661,477 or 1.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $693,989.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $247,294.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $1,575,796. This was collateralized by cash of $1,608,553 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate of Deposit

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

THB — Thailand Baht

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Canada	0.8
Cayman Islands	6.9
China	0.7
Denmark	0.6
France	0.7
Germany	0.2
India	0.5
Ireland	1.2
Italy	1.3
Ivory Coast	0.3
Japan	3.7
Jersey	0.3
Netherlands	0.9
Philippines	0.2
South Africa	0.6
South Korea	0.3
Spain	0.2
Supranational	0.2
Switzerland	0.7
United Kingdom	2.9
United States	109.4
Cash and Other	(32.8)

100.0%

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	9	6/2023	USD	985,570	15,825
U.S. Treasury 10 Year Note	54	6/2023	USD	6,205,781	173,736
3 Month Eurodollar	34	12/2023	USD	8,112,400	(90,136)

					99,425

Short Contracts
Euro-BTP	(26)	6/2023	EUR	(3,252,524)	(101,531)
Euro-Bund	(56)	6/2023	EUR	(8,249,835)	(237,797)
Euro-Buxl	(2)	6/2023	EUR	(305,525)	(18,329)
Euro-OAT	(3)	6/2023	EUR	(423,703)	(13,136)
Japan 10 Year Bond	(10)	6/2023	JPY	(11,155,715)	(207,181)

					(577,974)

					(478,549)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	4,140,000	USD	596,600	Bank of America	4/3/2023	6,077
BRL	7,081,742	USD	1,305,523	Goldman Sachs Bank USA**	4/4/2023	91,698
PEN	986,470	USD	246,618	Citibank NA**	4/10/2023	15,427
ZAR	3,003,499	USD	164,315	JPMorgan Chase Bank	4/13/2023	4,242
USD	3,702	CNY	25,000	Bank of America**	4/14/2023	61
ZAR	5,648,501	USD	308,893	Citibank NA	4/17/2023	7,988
ZAR	13,147,499	USD	715,719	Morgan Stanley	4/17/2023	21,855
PEN	986,470	USD	261,157	Bank of America**	5/2/2023	493
USD	51,990	DKK	355,466	Barclays Bank plc	5/2/2023	149
USD	66,671	DKK	456,606	Citibank NA	5/2/2023	79
CNY	3,963,486	USD	572,425	HSBC Bank plc**	5/10/2023	6,116
PEN	529,309	USD	138,010	Bank of America**	5/10/2023	2,308
PEN	3,001,930	USD	754,443	Goldman Sachs Bank USA**	5/10/2023	41,357
USD	610,450	CNY	4,096,730	HSBC Bank plc**	5/10/2023	12,460
ZAR	5,484,000	USD	299,544	Citibank NA	5/15/2023	7,331
ZAR	4,177,501	USD	226,867	Morgan Stanley	5/15/2023	6,899
EUR	275,000	USD	295,406	Citibank NA	5/16/2023	3,550
EUR	208,000	USD	222,593	HSBC Bank plc	5/16/2023	3,527
GBP	476,000	USD	585,466	HSBC Bank plc	5/16/2023	2,242
USD	388,270	CAD	518,118	Citibank NA	5/16/2023	4,652
IDR	18,952,254,119	USD	1,243,749	HSBC Bank plc**	6/21/2023	17,599

Total unrealized appreciation						256,110

USD	337,710	DKK	2,368,264	Bank of America	4/3/2023	(7,048)
USD	367,536	DKK	2,585,811	Citibank NA	4/3/2023	(8,891)
USD	1,382,285	BRL	7,158,112	Citibank NA**	4/4/2023	(30,003)
USD	261,628	PEN	986,470	Bank of America**	4/10/2023	(416)
USD	162,185	ZAR	3,003,499	Morgan Stanley	4/13/2023	(6,372)
THB	43,929,819	USD	1,341,000	Goldman Sachs Bank USA	4/17/2023	(54,517)
USD	1,027,325	ZAR	18,796,000	HSBC Bank plc	4/17/2023	(27,130)
USD	268,138	PEN	1,058,925	Citibank NA**	4/27/2023	(12,826)
USD	911,371	PEN	3,616,319	Citibank NA**	5/15/2023	(46,980)
USD	13,831	ZAR	253,782	Bank of America	5/15/2023	(370)
USD	2,050,943	ZAR	37,603,875	Citibank NA	5/15/2023	(53,304)
AUD	3,677,000	USD	2,542,953	Bank of America	5/16/2023	(81,284)
JPY	258,200,000	USD	1,958,870	Citibank NA	5/16/2023	(1,462)
USD	54,364	EUR	51,000	Barclays Bank plc	5/16/2023	(1,079)
USD	4,263,195	EUR	3,942,699	Citibank NA	5/16/2023	(22,971)
USD	131,954	GBP	108,000	Bank of America	5/16/2023	(1,391)
USD	6,409,160	GBP	5,304,362	Barclays Bank plc	5/16/2023	(140,039)
USD	306,315	GBP	249,000	Citibank NA	5/16/2023	(1,121)
USD	257,993	JPY	34,200,000	Citibank NA	5/16/2023	(1,277)
USD	173,570	JPY	23,100,000	HSBC Bank plc	5/16/2023	(1,551)
USD	57,388	JPY	7,600,000	JPMorgan Chase Bank	5/16/2023	(228)
USD	543,827	TWD	16,579,517	Goldman Sachs Bank USA**	6/20/2023	(5,314)
IDR	1,481,870,948	USD	98,819	Citibank NA**	6/21/2023	(195)
USD	770,761	TWD	23,525,164	JPMorgan Chase Bank**	6/21/2023	(8,517)
USD	13,457	IDR	208,365,556	JPMorgan Chase Bank**	6/28/2023	(409)

Total unrealized depreciation						(514,695)

Net unrealized depreciation						(258,585)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Written Call Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Year, April 2023 @2.95% v.1 Day SOFR	Goldman Sachs Bank USA	500,000	USD	(500,000)	USD	2.95	5/4/2023	(2,606)
10 Years, June 2023 @2.07% v. 6 Month EURIBOR	Goldman Sachs Bank USA	600,000	EUR	(600,000)	EUR	2.07	6/9/2023	(982)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	2.15	11/20/2023	(2,169)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(900,000)	USD	119.00	4/21/2023	(1,125)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD	(300,000)	USD	111.50	4/21/2023	(633)

								(7,515)

Written Put Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
1 Year, September 2023 @4.23% v.1 Day SOFR	Morgan Stanley	15,100,000	USD	(15,100,000)	USD	4.23	9/11/2023	(60,963)
1 Year, September 2023 @4.25% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD	4.25	9/12/2023	(31,612)
1 Year, September 2023 @4.72% v.1 Day SOFR	Morgan Stanley	15,100,000	USD	(15,100,000)	USD	4.72	9/11/2023	(31,294)
1 Year, September 2023 @4.75% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD	4.75	9/12/2023	(15,713)
1 Year, September 2023 @5.77% v.1 Day SOFR	Goldman Sachs Bank USA	7,400,000	USD	(7,400,000)	USD	5.77	9/6/2023	(2,007)
10 Year, April 2023 @3.45% v.1 Day SOFR	Goldman Sachs Bank USA	500,000	USD	(500,000)	USD	3.45	5/4/2023	(2,606)
10 Years, June 2023 @3.14% v. 6 Month EURIBOR	Goldman Sachs Bank USA	600,000	EUR	(600,000)	EUR	3.14	6/9/2023	(6,760)
2 Years, March 2024 @5.10% v.1 Day SOFR	Bank of America	5,000,000	USD	(5,000,000)	USD	5.10	3/4/2024	(4,615)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	3.65	11/20/2023	(15,864)
3 Month Eurodollar	Exchange Traded	42	USD	(10,500,000)	USD	96.50	12/18/2023	(138,600)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(28,649)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(28,649)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(900,000)	USD	112.00	4/21/2023	(984)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD	(300,000)	USD	108.50	4/21/2023	(797)

								(369,113)

Total Written Options Contracts (Premiums Received ($353,355))								(376,628)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	2.19	USD	1,700,000	(57,495)	(9,760)	(67,255)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	2.19	USD	1,600,000	(56,453)	(6,846)	(63,299)

								(113,948)	(16,606)	(130,554)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	1.44	USD	200,000	5,394	3,350	8,744
Verizon Communications, Inc.	1.00	Quarterly	12/20/2027	0.93	USD	135,000	(2,253)	2,710	457
Verizon Communications, Inc.	1.00	Quarterly	12/20/2027	0.93	USD	168,000	(2,737)	3,305	568
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.30	EUR	200,000	(2,213)	(1,094)	(3,307)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.30	EUR	600,000	(5,681)	(4,241)	(9,922)

Total Centrally Cleared Credit default swap contracts outstanding							(7,490)	4,030	(3,460)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2023 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	2,100,000	(5,246)	18,275	13,029
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,900,000	18,826	(7,038)	11,788
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,300,000	(18,964)	27,029	8,065
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,800,000	(31,629)	42,797	11,168
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	900,000	(12,399)	17,983	5,584
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	900,000	(12,150)	17,734	5,584
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(112,427)	149,029	36,602
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	11,000,000	3,560	3,438	6,998
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	12,000,000	3,549	4,085	7,634
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,567	7,521	12,088
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,241	11,208	18,449
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,359	7,728	12,087
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,376	3,963	24,339
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	95,000,000	27,749	32,690	60,439
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	180,785	38,267	219,052
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	506,351	(68,900)	437,451
1 day CDI At Termination	12.99 at termination	Pay	1/4/2027	BRL	2,317,917	—	16,542	16,542
1 day CDI At Termination	13.02 at termination	Pay	1/4/2027	BRL	2,315,096	—	17,142	17,142
1 day CDI At Termination	12.98 at termination	Pay	1/4/2027	BRL	4,637,495	—	32,731	32,731
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,600	10,238	20,838
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,466	10,530	21,996
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	359,328	127,453	486,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	25,407	25,407
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	70,000,000	4,049	28,323	32,372
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	—	6,800	6,800
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	53,142	10,910	64,052
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	26,689	5,337	32,026
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,739)	25,862	23,123
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	61,228	11,789	73,017
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	—	110,482	110,482
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	231,450	84,958	316,408
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	57,000,000	14,062	22,201	36,263
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	85,000,000	22,773	31,303	54,076
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	148,929	21,444	170,373
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	15,556	15,556

						1,525,525	920,817	2,446,342

6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(189,598)	(189,598)
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	—	(19,394)	(19,394)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(196,660)	(196,660)
1 day SONIA Annual	3.25 annually	Receive	9/20/2053	GBP	300,000	3,592	(10,472)	(6,880)
1 day CDI At Termination	12.35 at termination	Receive	1/4/2027	BRL	2,119,546	—	(5,661)	(5,661)
1 day CDI At Termination	12.42 at termination	Receive	1/4/2027	BRL	5,385,712	—	(16,929)	(16,929)
1 day SOFR Annual	2.85 annually	Pay	8/29/2027	USD	6,600,000	—	(200,101)	(200,101)
1 day SONIA Annual	3.25 annually	Receive	9/20/2053	GBP	300,000	14,590	(21,470)	(6,880)

						18,182	(660,285)	(642,103)

Total Centrally Cleared Interest rate swap contracts outstanding						1,543,707	260,532	1,804,239

(1)	Value of floating rate index at March 31, 2023 was as follows:

Floating Rate Index	Value
1 day CDI BRL	11.98%
1 day SOFR USD	4.87%
1 day SONIA GBP	4.18%
1 day TONAR JPY	(0.03)%
6 month EURIBOR EUR	3.34%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,176,593	$—	$40,176,593
Centrally Cleared Credit Default Swaps	—	9,365	—	9,365
Centrally Cleared Interest Rate Swaps	—	996,755	—	996,755
Collateralized Mortgage Obligations	—	11,821,979	—	11,821,979
Commercial Mortgage-Backed Securities	—	20,736,352	—	20,736,352
Corporate Bonds
Communication Services	—	2,290,241	—	2,290,241
Consumer Discretionary	—	3,749,637	—	3,749,637
Energy	—	2,744,876	—	2,744,876
Financials	—	35,870,525	—	35,870,525
Health Care	—	733,595	—	733,595
Industrials	—	1,287,802	—	1,287,802
Information Technology	—	2,546,722	—	2,546,722
Real Estate	—	12,432,173	—	12,432,173
Utilities	—	13,518,281	—	13,518,281
Foreign Government Securities	—	4,110,101	—	4,110,101
Forward Currency Contracts	—	256,110	—	256,110
Futures	189,561	—	—	189,561
Mortgage-Backed Securities	—	94,087,248	—	94,087,248
Municipal Bonds	—	2,708,919	—	2,708,919
Options Purchased
Call Options Purchased	—	167,428	—	167,428
Short-Term Investments
Commercial Paper	—	9,875,390	—	9,875,390
Repurchase Agreements	—	1,608,553	—	1,608,553
Supranational	—	505,417	—	505,417
U.S. Treasury Obligations	—	86,875,872	—	86,875,872

Total Assets	$189,561	$349,109,934	$—	$349,299,495

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(5,335)	$—	$(5,335)
Centrally Cleared Interest Rate Swaps	—	(736,223)	—	(736,223)
Forward Currency Contracts	—	(514,695)	—	(514,695)
Futures	(668,110)	—	—	(668,110)
Options Written
Call Options Written	(1,758)	(5,757)	—	(7,515)
Put Options Written	(140,381)	(228,732)	—	(369,113)
OTC Credit Default Swaps	—	(16,606)	—	(16,606)

Total Liabilities	$(810,249)	$(1,507,348)	$—	$(2,317,597)

Total	$(620,688)	$347,602,586	$—	$346,981,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,670,116
Aggregate gross unrealized depreciation	(29,923,252)

Net unrealized depreciation	$(27,253,136)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$375,657,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (21.2%)
BA Credit Card Trust,
Series 2022-A2 A2
5.000%, 4/15/28	$2,800,000	$2,834,386
BMW Vehicle Lease Trust,
Series 2023-1 A2
5.270%, 2/25/25	4,000,000	4,000,525
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
5.264%, 7/15/27(l)	4,300,000	4,290,418
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B
5.208%, 9/15/25(l)	4,535,310	4,541,685
CarMax Auto Owner Trust,
Series 2022-4 A2B
5.458%, 12/15/25(l)	8,000,000	8,021,974
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
5.372%, 4/22/26(l)	3,000,000	3,001,731
Series 2017-A6 A6
5.569%, 5/14/29(l)	4,000,000	4,000,917
Series 2018-A4 A4
5.049%, 6/9/25(l)	4,000,000	4,000,447
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.925%, 1/25/37(l)	31,920	22,520
Dell Equipment Finance Trust,
Series 2021-2 A2
0.330%, 12/22/26§	708,005	705,061
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
5.575%, 4/25/39(l)§	232,726	232,315
Enterprise Fleet Financing LLC,
Series 2022-1 A2
3.030%, 1/20/28§	3,399,854	3,316,694
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,233,685	4,751,087
Ford Credit Auto Owner Trust,
Series 2023-A A1
5.028%, 4/15/24	3,000,000	2,999,743
Ford Credit Floorplan Master Owner Trust,
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,266,742
GM Financial Automobile Leasing Trust,
Series 2022-3 A2B
5.269%, 10/21/24(l)	4,993,245	4,993,043
Series 2023-1 A2A
5.270%, 6/20/25	6,000,000	5,996,682
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	2,949,036
GSAA Home Equity Trust,
Series 2007-6 A4
5.445%, 5/25/47(l)	80,944	54,419
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A
5.320%, 6/15/26	5,780,000	5,797,097
Honda Auto Receivables Owner Trust,
Series 2019-4 A4
1.870%, 1/20/26	700,000	698,961
Hyundai Auto Lease Securitization Trust,
Series 2021-C A3
0.380%, 9/16/24§	8,000,000	7,848,755
Series 2023-A A2B
5.198%, 4/15/25(l)§	3,300,000	3,299,981
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	4,000,000	3,995,634
LCCM Trust,
Series 2021-FL2 A
5.884%, 12/13/38(l)§	12,000,000	11,620,968
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	165,507	160,403
Massachusetts Educational Financing Authority,
Series 2008-1 A1
5.768%, 4/25/38(l)	57,849	56,738
MMAF Equipment Finance LLC,
Series 2022-B A1
4.924%, 12/1/23§	1,072,403	1,071,563
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	39,981	39,591
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	1,234,220	1,122,387
Series 2020-GA A
1.170%, 9/16/69§	989,972	884,871
Series 2020-IA A1B
5.684%, 4/15/69(l)§	3,378,376	3,302,939
Series 2021-FA A
1.110%, 2/18/70§	9,136,717	7,692,525
Navient Student Loan Trust,
Series 2017-5A A
5.645%, 7/26/66(l)§	2,309,236	2,237,732
Nelnet Student Loan Trust,
Series 2005-3 A5
5.067%, 12/24/35(l)	1,643,492	1,603,697
Series 2013-5A A
5.475%, 1/25/37(l)§	847,878	828,659
Series 2016-1A A
5.645%, 9/25/65(l)§	3,955,440	3,935,812
Series 2019-2A A
5.745%, 6/27/67(l)§	772,670	771,445
Nissan Auto Lease Trust,
Series 2021-A A3
0.520%, 8/15/24	7,279,555	7,168,661
Series 2023-A A2A
5.100%, 3/17/25	4,000,000	3,996,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Northstar Education Finance, Inc.,
Series 2012-1 A
5.545%, 12/26/31(l)§	$191,874	$190,814
PHEAA Student Loan Trust,
Series 2016-2A A
5.795%, 11/25/65(l)§	1,367,947	1,334,204
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	5,948,796	5,532,005
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	2,502,492	2,341,489
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	1,215,627	1,145,791
Santander Drive Auto Receivables Trust,
Series 2022-2 A2
2.120%, 10/15/26	12,705	12,679
SLM Student Loan Trust,
Series 2004-10 A7B
5.418%, 10/25/29(l)§	690,822	689,130
Series 2005-7 A4
4.968%, 10/25/29(l)	361,149	358,314
Series 2008-9 A
6.318%, 4/25/23(l)	1,196,887	1,193,047
Series 2010-1 A
5.245%, 3/25/25(l)	1,642,755	1,583,176
Series 2012-3 A
5.495%, 12/27/38(l)	4,492,390	4,469,553
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	1,408,710	1,353,246
Series 2020-PTA A2A
1.600%, 9/15/54§	1,218,715	1,102,084
Tesla Auto Lease Trust,
Series 2021-B A2
0.360%, 9/22/25§	1,577,091	1,556,917
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,203,724
Toyota Auto Receivables Owner Trust,
Series 2023-A A2
5.050%, 1/15/26	4,000,000	3,998,590
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	50	50
Series 2004-20C 1
4.340%, 3/1/24	383	378
Series 2005-20B 1
4.625%, 2/1/25	3,045	3,002
Series 2008-20G 1
5.870%, 7/1/28	324,247	327,453
Series 2008-20H 1
6.020%, 8/1/28	282,946	284,863
World Omni Auto Receivables Trust,
Series 2023-A A2A
5.180%, 7/15/26	4,000,000	4,011,280

Total Asset- Backed Securities		171,806,025

Collateralized Mortgage Obligations (13.8%)
Alternative Loan Trust,
Series 2005-61 2A1
5.405%, 12/25/35(l)	5,437	4,683
Series 2005-62 2A1
4.138%, 12/25/35(l)	23,616	18,800
Series 2006-OA22 A1
5.165%, 2/25/47(l)	107,758	90,597
Series 2007-OA7 A1A
5.205%, 5/25/47(l)	24,516	20,222
American Home Mortgage Assets Trust,
Series 2006-1 2A1
5.035%, 5/25/46(l)	1,340,616	1,065,270
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	682,612	551,906
BCAP LLC Trust,
Series 2006-AA2 A1
5.185%, 1/25/37(l)	137,980	122,562
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.964%, 9/25/35(l)	320,996	194,960
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.250%, 2/25/33(l)	582	439
Series 2003-3 3A2
4.284%, 5/25/33(l)	8,045	7,375
Series 2003-8 2A1
3.917%, 1/25/34(l)	566	524
Series 2003-8 4A1
4.082%, 1/25/34(l)	2,470	2,352
Series 2004-10 15A1
4.252%, 1/25/35(l)	11,524	10,763
Series 2004-10 21A1
3.984%, 1/25/35(l)	191,202	168,575
Series 2007-3 1A1
3.620%, 5/25/47(l)	603,771	524,699
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	54,526	28,390
Series 2005-3 1A2
5.425%, 4/25/35(l)	42,324	37,197
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
3.950%, 5/25/35(l)	868	790
Series 2005-11 A2A
5.410%, 10/25/35(l)	32,611	29,656
Series 2005-12 2A1
5.645%, 8/25/35(l)§	75,161	71,832
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
6.080%, 9/25/35(l)	2,323	2,283
Series 2005-6 A2
3.790%, 9/25/35(l)	5,838	5,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
5.044%, 3/25/32(l)§	$228	$206
CSMC Trust,
Series 2019-RP10 A1
3.005%, 12/26/59(l)§	684,326	684,775
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1
2.912%, 10/25/35(l)	2,938	2,933
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.945%, 10/25/36(l)	434	362
FHLMC,
Series 2142 Z
6.500%, 4/15/29	1,044	1,056
Series 2411 FJ
5.034%, 12/15/29(l)	287	285
Series 3222 FN
5.084%, 9/15/36(l)	8,333	8,202
Series 3241 FM
5.064%, 11/15/36(l)	4,635	4,556
Series 3245 NF
5.164%, 11/15/36(l)	149,443	146,866
Series 330 F4
3.896%, 10/15/37 STRIPS(l)	2,006,006	1,966,178
Series 343 F4
4.722%, 10/15/37 STRIPS(l)	574,077	566,480
Series 3807 FM
5.184%, 2/15/41(l)	168,785	166,428
Series 3850 FC
5.104%, 4/15/41(l)	138,339	135,906
Series 3898 TF
5.184%, 7/15/39(l)	11,306	11,126
Series 3927 FH
5.134%, 9/15/41(l)	143,089	139,904
Series 4283 JF
5.084%, 12/15/43(l)	1,370,336	1,338,366
Series 4367 GF
3.923%, 3/15/37(l)	1,401,567	1,358,703
Series 4615 AF
3.954%, 10/15/38(l)	529,775	515,420
Series 4678 AF
3.773%, 12/15/42(l)	2,109,205	2,061,198
Series 4774 BF
4.984%, 2/15/48(l)	1,918,172	1,842,726
Series 4779 WF
3.806%, 7/15/44(l)	2,284,235	2,231,559
Series 4875 F
5.134%, 4/15/49(l)	1,215,151	1,180,767
Series 4906 WF
3.954%, 12/15/38(l)	914,093	893,227
Series 4913 FC
3.670%, 6/15/44(l)	1,640,428	1,605,079
Series 4948 E
2.500%, 10/25/48	455,186	412,245
Series 5115 EM
1.000%, 9/15/44	6,098,783	5,268,252
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,151	2,251
Series T-62 1A1
4.338%, 10/25/44(l)	113,630	106,013
Series T-63 1A1
4.338%, 2/25/45(l)	145,659	142,755
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.863%, 6/25/34(l)	18,658	17,045
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.875%, 8/25/35(l)	20,734	13,985
FNMA,
Series 2003-W8 3F2
5.195%, 5/25/42(l)	8,114	8,015
Series 2005-38 F
5.145%, 5/25/35(l)	12,791	12,605
Series 2006-118 A2
5.071%, 12/25/36(l)	48,781	48,259
Series 2006-5 3A2
3.777%, 5/25/35(l)	21,417	21,731
Series 2007-109 GF
5.525%, 12/25/37(l)	363,180	360,416
Series 2007-84 FN
5.345%, 8/25/37(l)	126,214	124,585
Series 2010-74 AF
5.385%, 7/25/37(l)	115,548	114,570
Series 2014-42 FA
3.887%, 7/25/44(l)	568,035	552,974
Series 2014-86 PA
2.000%, 12/25/44	209,119	187,520
Series 2015-64 KF
4.042%, 9/25/45(l)	2,291,534	2,246,570
Series 2016-11 AF
3.714%, 3/25/46(l)	1,645,120	1,613,300
Series 2016-84 DF
4.041%, 11/25/46(l)	496,490	485,236
Series 2016-97 CF
3.904%, 12/25/56(l)	1,041,634	1,014,650
Series 2017-108 AF
5.145%, 1/25/48(l)	914,467	889,046
Series 2019-41 FD
5.345%, 8/25/59(l)	845,455	822,334
Series 2019-53 FA
3.769%, 9/25/49(l)	1,956,898	1,896,896
Series 2019-60 WF
3.822%, 10/25/59(l)	1,033,776	1,017,936
Series 2020-22 FA
5.245%, 4/25/50(l)	3,735,308	3,613,331
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,438,963	1,173,582
GNMA,
Series 2012-H08 FC
5.136%, 4/20/62(l)	712,001	708,722
Series 2012-H12 FA
5.116%, 4/20/62(l)	817,176	813,318
Series 2012-H12 FB
5.616%, 2/20/62(l)	862,848	864,988
Series 2013-H13 FT
5.140%, 5/20/63(l)	548,488	546,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-H04 FA
5.216%, 12/20/64(l)	$979,084	$964,407
Series 2015-H32 FA
5.316%, 12/20/65(l)	2,136,507	2,110,063
Series 2016-H14 FA
5.366%, 6/20/66(l)	1,861,607	1,850,943
Series 2016-H17 FK
5.416%, 7/20/66(l)	440,850	438,419
Series 2016-H20 PT
4.625%, 9/20/66(l)	2,078,023	2,132,616
Series 2017-H07 FG
5.026%, 2/20/67(l)	4,357,544	4,331,128
Series 2017-H12 FE
4.766%, 6/20/66(l)	22,564	22,530
Series 2018-H18 FC
4.916%, 8/20/65(l)	1,888,316	1,877,187
Series 2019-54 KF
5.082%, 5/20/44(l)	1,539,736	1,469,504
Series 2019-90 F
5.211%, 7/20/49(l)	1,471,234	1,433,736
Series 2020-17 EU
2.500%, 10/20/49	238,960	208,976
Series 2020-63 PF
5.161%, 4/20/50(l)	5,263,985	5,102,456
Series 2021-122 FA
3.000%, 7/20/51(l)	12,215,133	10,636,469
Series 2021-H09 FG
6.059%, 6/20/71(l)	1,296,075	1,329,708
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.385%, 11/25/45(l)	9,723	8,668
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	5,012,660	4,558,452
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	2,160,631	1,969,060
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.052%, 9/25/35(l)	7,987	7,351
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
5.201%, 5/19/35(l)	4,639	4,076
Series 2006-1 2A1A
5.241%, 3/19/36(l)	39,239	33,829
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.835%, 12/25/34(l)	20,669	19,138
JP Morgan Mortgage Trust,
Series 2021-12 A11
5.000%, 2/25/52(l)§	838,057	763,599
Legacy Mortgage Asset Trust,
Series 2021-SL2 A
1.875%, 10/25/68(e)§	826,934	741,709
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.866%, 11/21/34(l)	8,414	7,757
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	152,359	147,159
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
5.384%, 11/15/31(l)	5,186	4,847
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
5.345%, 11/25/35(l)	14,408	13,136
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	1,018,616	918,506
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	137,220	135,127
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
5.124%, 12/15/30(l)	1,551	1,430
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	4,491,166	4,180,838
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	3,801,090	3,548,490
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	1,391,918	1,247,468
RALI Trust,
Series 2005-QO1 A1
5.145%, 8/25/35(l)	7,841	5,833
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.185%, 6/25/35(l)§	8,363	7,585
Sequoia Mortgage Trust,
Series 10 2A1
5.521%, 10/20/27(l)	470	442
Series 2003-4 2A1
5.461%, 7/20/33(l)	259,674	230,864
Series 2005-2 A2
5.680%, 3/20/35(l)	169,787	152,271
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	398,377	372,711
Series 2021-2 A1
0.943%, 5/25/65(l)§	3,342,218	2,979,476
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.194%, 2/25/34(l)	10,560	9,726
Series 2004-19 2A1
4.538%, 1/25/35(l)	8,200	6,680
Series 2005-17 3A1
4.119%, 8/25/35(l)	22,950	19,351
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.421%, 10/19/34(l)	9,242	8,491
Series 2005-AR5 A1
5.261%, 7/19/35(l)	20,706	18,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-AR5 A2
5.261%, 7/19/35(l)	$19,746	$18,551
Series 2006-AR4 2A1
5.225%, 6/25/36(l)	4,226	3,992
Series 2006-AR5 1A1
5.265%, 5/25/36(l)	276,756	179,046
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	1,034,384	989,048
Series 2019-HY2 A1
5.845%, 5/25/58(l)§	607,562	599,786
Series 2019-HY3 A1A
5.845%, 10/25/59(l)§	645,261	641,023
Series 2020-1 A1
2.710%, 1/25/60(l)§	2,140,284	1,987,558
Series 2020-2 A1A
1.636%, 4/25/60(l)§	6,739,108	5,913,328
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	723,023	666,233
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
4.338%, 11/25/42(l)	1,179	1,056
Series 2002-AR2 A
3.519%, 2/27/34(l)	588	539
Series 2003-AR1 A5
4.021%, 3/25/33(l)	84,532	77,642
Series 2004-AR1 A
4.287%, 3/25/34(l)	142,972	137,890
Series 2005-AR13 A1A1
5.425%, 10/25/45(l)	22,760	20,780
Series 2005-AR15 A1A1
5.365%, 11/25/45(l)	8,614	7,620
Series 2006-AR15 2A
4.638%, 11/25/46(l)	9,544	8,073
Series 2006-AR3 A1A
4.138%, 2/25/46(l)	12,413	10,739
Series 2006-AR7 3A
4.186%, 7/25/46(l)	55,008	43,764

Total Collateralized Mortgage Obligations		112,258,240

Commercial Mortgage-Backed Securities (5.8%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
5.599%, 9/15/34(l)§	1,000,000	970,755
AREIT Trust,
Series 2019-CRE3 A
6.044%, 9/14/36(l)§	83,413	81,235
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
5.884%, 3/15/34(l)§	1,300,000	1,261,785
BCP Trust,
Series 2021-330N A
5.483%, 6/15/38(l)§	7,000,000	6,506,371
Beast Mortgage Trust,
Series 2021-1818 A
5.734%, 3/15/36(l)§	2,500,000	2,123,979
BWAY Mortgage Trust,
Series 2021-1450 A
5.934%, 9/15/36(l)§	2,500,000	2,363,280
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	2,840,824	2,731,678
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	1,507,507	1,447,810
CSMC Trust,
Series 2017-CHOP A
5.434%, 7/15/32(l)§	8,000,000	7,724,510
DBCG Mortgage Trust,
Series 2017-BBG A
5.385%, 6/15/34(l)§	5,000,000	4,921,534
Extended Stay America Trust,
Series 2021-ESH A
5.765%, 7/15/38(l)§	6,833,346	6,628,313
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.134%, 12/15/31(l)§	530,228	523,859
LMREC LLC,
Series 2021-CRE4 A
5.847%, 4/22/37(l)§	3,069,184	3,022,897
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	3,854,115	3,702,561
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
5.795%, 7/25/36(l)§	2,648,304	2,562,785
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	392,168	383,167
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
5.269%, 8/15/47(l)§	327,782	328,221

Total Commercial Mortgage- Backed Securities		47,284,740

Corporate Bonds (37.1%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 1.18%), 6.334%, 6/12/24(k)(x)	1,800,000	1,807,456
Verizon Communications, Inc.
(United States SOFR Compounded Index + 0.50%), 5.336%, 3/22/24(k)	100,000	99,853
(ICE LIBOR USD 3 Month + 1.10%), 5.964%, 5/15/25(k)	2,902,000	2,907,456

		4,814,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.4%)
Warnermedia Holdings, Inc.
3.428%, 3/15/24§	$800,000	$781,394
(United States SOFR Compounded Index + 1.78%), 6.620%, 3/15/24(k)§	1,300,000	1,304,399
3.788%, 3/15/25§	900,000	870,798

		2,956,591

Media (1.2%)
Charter Communications Operating LLC
(ICE LIBOR USD 3 Month + 1.65%), 6.464%, 2/1/24(k)	10,066,000	10,048,988

Total Communication Services		17,820,344

Consumer Discretionary (3.3%)
Automobiles (1.5%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.218%, 8/12/24(k)§	3,000,000	2,974,691
Hyundai Capital America
0.800%, 4/3/23§	2,500,000	2,499,979
1.250%, 9/18/23(x)§	4,300,000	4,210,423
Nissan Motor Acceptance Co. LLC
1.050%, 3/8/24§	2,919,000	2,774,711

		12,459,804

Hotels, Restaurants & Leisure (1.8%)
Hyatt Hotels Corp.
1.300%, 10/1/23(x)	2,300,000	2,252,684
Marriott International, Inc.
Series Z
4.150%, 12/1/23(x)	12,100,000	11,981,248

		14,233,932

Total Consumer Discretionary		26,693,736

Consumer Staples (2.2%)
Consumer Staples Distribution & Retail (0.3%)
7-Eleven, Inc.
0.800%, 2/10/24§	2,000,000	1,915,374
0.800%, 2/10/24(m)	573,000	548,755

		2,464,129

Food Products (0.4%)
Conagra Brands, Inc.
0.500%, 8/11/23	3,000,000	2,949,489

Personal Care Products (0.1%)
Haleon US Capital LLC
3.024%, 3/24/24	1,200,000	1,169,386

Tobacco (1.4%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,567,073

Total Consumer Staples		18,150,077

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Energy Transfer LP
4.500%, 11/1/23	6,500,000	6,427,473

Total Energy		6,427,473

Financials (13.8%)
Banks (4.2%)
Bank of America Corp.
(SOFR + 1.46%), 1.486%, 5/19/24(k)	3,744,000	3,724,198
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	1,988,746
(SOFR + 0.73%), 0.810%, 10/24/24(k)	4,000,000	3,888,184
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 5.977%, 5/17/24(k)	14,241,000	14,229,405
(ICE LIBOR USD 3 Month + 1.02%), 5.985%, 6/1/24(k)	3,000,000	2,998,301
JPMorgan Chase & Co.
3.559%, 4/23/24	2,000,000	1,998,101
(ICE LIBOR USD 3 Month + 0.73%), 5.545%, 4/23/24(k)	2,000,000	1,995,274
(ICE LIBOR USD 3 Month + 0.89%), 5.705%, 7/23/24(k)(x)	1,500,000	1,500,212
Wells Fargo & Co.
(SOFR + 1.32%), 6.190%, 4/25/26(k)(x)	2,000,000	1,996,402

		34,318,823

Capital Markets (2.9%)
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,500,000	1,492,147
BGC Partners, Inc.
5.375%, 7/24/23	600,000	597,906
Cantor Fitzgerald LP
4.875%, 5/1/24§	4,726,000	4,669,871
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 6.034%, 5/15/26(k)	6,685,000	6,619,365
(SOFR + 0.79%), 5.634%, 12/9/26(k)(x)	1,800,000	1,773,188
Morgan Stanley
(SOFR + 0.47%), 5.316%, 11/10/23(k)	500,000	498,849
(SOFR + 0.46%), 5.314%, 1/25/24(k)	5,000,000	4,975,000
(ICE LIBOR USD 3 Month + 1.22%), 6.063%, 5/8/24(k)	2,800,000	2,799,621

		23,425,947

Consumer Finance (1.8%)
Ally Financial, Inc.
3.050%, 6/5/23	1,400,000	1,384,239
General Motors Financial Co., Inc.
4.250%, 5/15/23	2,208,000	2,204,024
(SOFR + 1.20%), 6.056%, 11/17/23(k)	1,500,000	1,495,875
3.950%, 4/13/24	6,800,000	6,653,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Toyota Motor Credit Corp.
(SOFR + 0.38%), 5.216%, 2/22/24(k)	$2,612,000	$2,605,545

		14,343,282

Insurance (4.9%)
Athene Global Funding
0.950%, 1/8/24§	825,000	790,009
Corebridge Global Funding
0.800%, 7/7/23§	2,200,000	2,173,749
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,550,281
(SOFR + 0.50%), 5.321%, 9/13/24(k)(x)§	400,000	388,922
Jackson National Life Global Funding
(SOFR + 1.15%), 5.962%, 6/28/24(k)§	3,100,000	3,077,538
Metropolitan Life Global Funding I
(SOFR + 0.32%), 5.179%, 1/7/24(k)§	550,000	549,243
(SOFR + 0.32%), 5.179%, 1/7/24(k)(m)	200,000	200,172
New York Life Global Funding
(SOFR + 0.48%), 5.323%, 6/9/26(k)§	11,000,000	10,705,078
Pacific Life Global Funding II
(SOFR + 0.62%), 5.445%, 6/4/26(k)§	13,000,000	12,710,352

		40,145,344

Total Financials		112,233,396

Health Care (2.1%)
Health Care Providers & Services (0.5%)
HCA, Inc.
5.000%, 3/15/24	4,000,000	3,973,680

Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific, Inc.
(United States SOFR Compounded Index + 0.35%), 5.193%, 4/18/23(k)(x)	8,000,000	7,999,520
(United States SOFR Compounded Index + 0.53%), 5.373%, 10/18/24(k)(x)	2,000,000	1,986,821

		9,986,341

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 5.876%, 12/15/23(k)§	3,300,000	3,293,456

Total Health Care		17,253,477

Industrials (4.0%)
Aerospace & Defense (1.8%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	9,888,467
1.875%, 6/15/23	700,000	695,498
1.433%, 2/4/24	4,600,000	4,450,783

		15,034,748

Ground Transportation (0.3%)
Norfolk Southern Corp.
3.850%, 1/15/24	328,000	324,518
Penske Truck Leasing Co. LP
3.900%, 2/1/24§	2,000,000	1,967,676

		2,292,194

Machinery (1.8%)
CNH Industrial Capital LLC
4.200%, 1/15/24(x)	6,000,000	5,936,372
Daimler Truck Finance North America LLC
1.125%, 12/14/23§	2,000,000	1,940,611
(SOFR + 0.60%), 5.430%, 12/14/23(k)§	3,500,000	3,504,068
Komatsu Finance America, Inc.
0.849%, 9/9/23(m)	3,000,000	2,939,677

		14,320,728

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
3.875%, 5/1/23§	1,000,000	997,951

Total Industrials		32,645,621

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp.
1.250%, 8/9/24	3,700,000	3,462,690

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
5.450%, 6/15/23	3,206,000	3,206,015

Total Information Technology		6,668,705

Materials (1.6%)
Containers & Packaging (1.3%)
Berry Global, Inc.
4.875%, 7/15/26§	10,981,000	10,703,290

Paper & Forest Products (0.3%)
Georgia-Pacific LLC
3.734%, 7/15/23§	2,000,000	1,991,200

Total Materials		12,694,490

Real Estate (0.3%)
Specialized REITs (0.3%)
American Tower Corp. (REIT)
3.000%, 6/15/23	2,000,000	1,989,496

Total Real Estate		1,989,496

Utilities (6.0%)
Electric Utilities (4.4%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 5.294%, 11/1/23(k)(x)	8,300,000	8,244,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 5.836%, 3/21/24(k)(x)	$5,100,000	$5,075,535
4.255%, 9/1/24	1,500,000	1,484,503
Pacific Gas and Electric Co.
3.250%, 6/15/23	200,000	199,063
4.250%, 8/1/23(x)	1,800,000	1,789,158
3.750%, 2/15/24(x)	400,000	392,877
3.400%, 8/15/24	800,000	778,095
Southern California Edison Co.
(United States SOFR Compounded Index + 0.64%), 5.492%, 4/3/23(k)	10,000,000	9,989,478
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,629,910

		35,582,865

Multi-Utilities (1.6%)
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 5.396%, 9/15/23(k)(x)	4,500,000	4,482,369
DTE Energy Co.
4.220%, 11/1/24(e)	8,300,000	8,200,118

		12,682,487

Total Utilities		48,265,352

Total Corporate Bonds		300,842,167

Mortgage-Backed Securities (0.0%)†
FHLMC
4.350%, 1/1/34(l)	1,879	1,907
4.051%, 11/1/35(l)	6,769	6,870
5.568%, 7/1/36(l)	145,012	147,200
3.757%, 9/1/36(l)	51,387	51,888
3.928%, 10/1/36(l)	64,877	65,775
FNMA
4.405%, 11/1/34(l)	55,013	56,414
3.708%, 1/1/35(l)	2,161	2,172
3.741%, 7/1/35(l)	6,879	7,022
3.978%, 12/1/35(l)	14,343	14,546
3.795%, 3/1/36(l)	9,845	9,902
4.212%, 3/1/36(l)	17,660	17,972
4.338%, 3/1/44(l)	60,963	60,297
4.338%, 7/1/44(l)	500	495
4.338%, 10/1/44(l)	4,422	4,374

Total Mortgage-Backed Securities		446,834

U.S. Government Agency Securities (9.9%)
FHLB
0.625%, 11/27/24	6,000,000	5,620,391
5.480%, 2/26/25	8,000,000	7,986,538
1.000%, 3/23/26	17,550,000	15,906,060
1.020%, 2/24/27	30,000,000	26,657,580
FHLMC
5.950%, 3/21/25	8,000,000	8,008,238
5.680%, 4/3/25	8,000,000	7,995,632
5.730%, 4/3/25	8,100,000	8,097,513

Total U.S. Government Agency Securities		80,271,952

U.S. Treasury Obligations (1.2%)
U.S. Treasury Notes
3.500%, 9/15/25	9,600,000	9,500,130

Total U.S. Treasury Obligation		9,500,130

Total Long-Term Debt Securities (89.0%) (Cost $745,031,060)		722,410,088

SHORT-TERM INVESTMENTS:
Commercial Paper (7.7%)
American Electric Power Co., Inc.
5.16%, 4/11/23(n)(p)	1,800,000	1,797,167
Constellation Brands, Inc.
5.43%, 4/4/23(n)(p)§	6,900,000	6,895,838
5.48%, 4/10/23(n)(p)	500,000	499,240
Duke Energy Corp.
5.22%, 4/18/23(n)(p)§	8,100,000	8,078,912
Entergy Corp.
5.16%, 4/6/23(n)(p)§	8,100,000	8,093,034
Global Payments, Inc.
5.76%, 5/1/23(n)(p)	2,200,000	2,189,145
International Flavors & Fragrances, Inc.
5.18%, 4/13/23(n)(p)	8,200,000	8,184,700
Lowe’s Cos., Inc.
5.13%, 4/10/23(n)(p)§	8,100,000	8,088,471
Mondelez International, Inc.
5.13%, 4/14/23(n)(p)§	8,100,000	8,083,862
NextEra Energy Capital Holdings, Inc.
5.52%, 5/8/23(n)(p)	750,000	745,654
5.53%, 5/9/23(n)(p)§	750,000	745,535
Quanta Services, Inc.
5.55%, 4/18/23(n)(p)§	1,250,000	1,246,540
Walgreens Boots Alliance, Inc.
5.40%, 4/24/23(n)(p)§	8,000,000	7,971,291

Total Commercial Paper		62,619,389

Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,914,620, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $5,010,908.(xx)	4,912,655	4,912,655
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $4,403,025, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23- 11/15/51; total market value $4,852,989.(xx)	4,400,000	4,400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 6.250%, maturing 4/17/23-2/15/53; total market value $2,040,816.(xx)	$2,000,000	$2,000,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $500,204, collateralized by various Common Stocks; total market value $555,871.(xx)	500,000	500,000

Total Repurchase Agreements		11,812,655

U.S. Government Agency Securities (2.6%)
FHLB
4.52%, 4/3/23(o)(p)	4,100,000	4,098,457
2.26%, 4/6/23(o)(p)	12,500,000	12,495,286
3.99%, 4/24/23(o)(p)	2,100,000	2,094,433
4.04%, 4/26/23(o)(p)	2,300,000	2,293,310

Total U.S. Government Agency Securities		20,981,486

U.S. Treasury Obligations (1.8%)
U.S. Treasury Bills
4.36%, 5/11/23(p)	300,000	298,517
4.46%, 5/25/23(p)	8,700,000	8,641,185
4.53%, 6/15/23(p)	6,400,000	6,339,317

Total U.S. Treasury Obligations		15,279,019

Total Short-Term Investments (13.6%) (Cost $110,687,421)		110,692,549

Total Investments in Securities (102.6%) (Cost $855,718,481)		833,102,637
Other Assets Less Liabilities (-2.6%)		(21,224,041)

Net Assets (100%)		$811,878,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $290,487,231 or 35.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,688,604 or 0.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2023.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $11,548,998. This was collateralized by cash of $11,812,655 which was subsequently invested in joint repurchase agreements.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(781)	6/2023	USD	(161,239,891)	(1,299,932)
U.S. Treasury 5 Year Note	(759)	6/2023	USD	(83,116,430)	(1,652,039)
U.S. Treasury 10 Year Note	(2)	6/2023	USD	(229,844)	(4,862)
U.S. Treasury 10 Year Ultra Note	(61)	6/2023	USD	(7,389,578)	(247,123)
U.S. Treasury Ultra Bond	(13)	6/2023	USD	(1,834,625)	(74,059)

					(3,278,015)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$171,806,025	$—	$171,806,025
Collateralized Mortgage Obligations	—	112,258,240	—	112,258,240
Commercial Mortgage-Backed Securities	—	47,284,740	—	47,284,740
Corporate Bonds
Communication Services	—	17,820,344	—	17,820,344
Consumer Discretionary	—	26,693,736	—	26,693,736
Consumer Staples	—	18,150,077	—	18,150,077
Energy	—	6,427,473	—	6,427,473
Financials	—	112,233,396	—	112,233,396
Health Care	—	17,253,477	—	17,253,477
Industrials	—	32,645,621	—	32,645,621
Information Technology	—	6,668,705	—	6,668,705
Materials	—	12,694,490	—	12,694,490
Real Estate	—	1,989,496	—	1,989,496
Utilities	—	48,265,352	—	48,265,352
Mortgage-Backed Securities	—	446,834	—	446,834
Short-Term Investments
Commercial Paper	—	62,619,389	—	62,619,389
Repurchase Agreements	—	11,812,655	—	11,812,655
U.S. Government Agency Securities	—	20,981,486	—	20,981,486
U.S. Treasury Obligations	—	15,279,019	—	15,279,019
U.S. Government Agency Securities	—	80,271,952	—	80,271,952
U.S. Treasury Obligations	—	9,500,130	—	9,500,130

Total Assets	$—	$833,102,637	$—	$833,102,637

Liabilities:
Futures	$(3,278,015)	$—	$—	$(3,278,015)

Total Liabilities	$(3,278,015)	$—	$—	$(3,278,015)

Total	$(3,278,015)	$833,102,637	$—	$829,824,622

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,368,124
Aggregate gross unrealized depreciation	(29,938,993)

Net unrealized depreciation	$(28,570,869)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$858,395,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.3%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$340,428	$274,062
ACM Auto Trust,
Series 2023-1A A
6.610%, 1/22/30§		265,081	264,633
ACREC Ltd.,
Series 2021-FL1 A
5.859%, 10/16/36(l)§		800,000	767,831
Affirm Asset Securitization Trust,
Series 2021-B B
1.240%, 8/17/26§		125,000	117,953
Series 2021-Z1 A
1.070%, 8/15/25§		42,041	41,048
Series 2021-Z2 A
1.170%, 11/16/26§		45,599	43,794
Series 2022-X1 A
1.750%, 2/15/27§		92,923	90,469
AGL CLO 12 Ltd.,
Series 2021-12A A1
5.968%, 7/20/34(l)§		398,434	389,591
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		570,751	536,509
Series 2017-1 AA
3.300%, 1/15/30§		461,760	399,736
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		586,100	507,926
Series 2021-1 A
2.875%, 7/11/34		778,551	638,454
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
5.955%, 7/22/32(l)§		700,000	687,170
Aqueduct European CLO DAC,
Series 2017-1A AR
2.982%, 7/20/30(l)§	EUR	693,315	737,137
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.008%, 1/15/37(l)§		$800,000	785,671
Ares XL CLO Ltd.,
Series 2016-40A A1RR
5.662%, 1/15/29(l)§		611,404	606,404
Armada Euro CLO III DAC,
Series 3A A1R
3.008%, 7/15/31(l)§	EUR	700,000	740,126
Atalaya Equipment Leasing Trust,
Series 2021-1A A2
1.230%, 5/15/26§		$101,857	99,255
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		475,000	461,234
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	184,915
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
5.938%, 7/20/34(l)§		502,006	489,258
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
3.198%, 1/15/33(l)§	EUR	600,000	630,610
BPCRE Ltd.,
Series 2022-FL2 A
7.091%, 1/16/37(l)§		$600,000	598,058
BRSP Ltd.,
Series 2021-FL1 A
5.911%, 8/19/38(l)§		800,000	774,017
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		64,763	56,420
Carlyle US CLO Ltd.,
Series 2017-1A A1R
5.808%, 4/20/31(l)§		800,000	787,319
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		91,640	87,141
Series 2021-N4 A1
0.830%, 9/11/28		56,025	54,179
Series 2021-P4 D
2.610%, 9/11/28		169,000	134,193
Catamaran CLO Ltd.,
Series 2014-1A A1AR
5.915%, 4/22/30(l)§		949,080	934,955
CBAM Ltd.,
Series 2018-5A A
5.812%, 4/17/31(l)§		900,000	884,348
Series 2018-8A A1
5.928%, 10/20/29(l)§		655,026	649,655
CIFC Funding Ltd.,
Series 2017-1A AR
5.825%, 4/23/29(l)§		676,000	669,954
Series 2017-5A A1
5.972%, 11/16/30(l)§		662,988	656,636
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26		308,000	309,025
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		182,821	160,721
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		231,000	216,026
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
3.587%, 9/15/31(l)§	EUR	600,000	633,179
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
2.938%, 10/15/31(l)§		700,000	737,620
CVS Pass-Through Trust,
5.789%, 1/10/26§		$105,203	104,341
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		308,000	307,972
Diamond Issuer,
Series 2021-1A A
2.305%, 11/20/51§		325,933	281,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I
2.662%, 4/25/51§		$184,710	$157,870
Dryden 78 CLO Ltd.,
Series 2020-78A C
6.742%, 4/17/33(l)§		250,000	235,369
Elevation CLO Ltd.,
Series 2020-11A C
6.992%, 4/15/33(l)§		250,000	229,694
Elmwood CLO IX Ltd.,
Series 2021-2A A
5.938%, 7/20/34(l)§		257,000	250,808
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		70,437	67,908
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		290,000	263,938
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	206,811
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		140,290	120,556
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§		221,740	218,962
Series 2022-3A A2
4.590%, 5/15/26§		537,598	534,110
Go Mortgage LLC,
1.433%, 8/15/26(l)		121,200	114,053
2.435%, 8/15/26(l)		176,000	167,054
2.638%, 8/15/26(l)		12,000	11,099
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
5.878%, 4/20/34(l)§		262,213	254,562
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		136,809	128,243
Series 2020-1A A2
3.981%, 12/20/50§		137,005	119,322
Harvest CLO XX DAC,
Series 20A AR
3.022%, 10/20/31(l)§	EUR	700,000	736,879
Harvest CLO XXII DAC,
Series 22A AR
3.138%, 1/15/32(l)§		700,000	735,334
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$300,000	286,828
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		782,213	717,708
LAD Auto Receivables Trust,
Series 2021-1A A
1.300%, 8/17/26§		93,041	90,432
Series 2022-1A A
5.210%, 6/15/27§		189,906	188,497
LCCM Trust,
Series 2021-FL3 A
6.134%, 11/15/38(l)§		800,000	782,684
LCM 29 Ltd.,
Series 29A AR
5.862%, 4/15/31(l)§		700,000	684,433
LCM XV LP,
Series 15A AR2
5.808%, 7/20/30(l)§		735,905	726,292
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		427,000	427,199
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	695,249
Magnetite XVIII Ltd.,
Series 2016-18A AR2
5.744%, 11/15/28(l)§		729,983	722,988
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	713,308
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§		100,000	98,135
MKS CLO Ltd.,
Series 2017-1A AR
5.808%, 7/20/30(l)§		770,723	761,468
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		127,482	113,149
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		234,630	191,822
Series 2023-1A A2
7.308%, 1/30/53§		250,000	245,532
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§		133,887	111,044
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	84,303
Series 2021-CA B
2.530%, 4/20/62§		147,147	119,867
Series 2021-DA B
2.900%, 4/20/62§		132,000	110,717
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
5.892%, 7/16/35(l)§		469,642	458,365
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
5.922%, 7/17/35(l)§		287,510	280,845
OCP CLO Ltd.,
Series 2020-18A AR
5.898%, 7/20/32(l)§		344,000	337,211
Palmer Square CLO Ltd.,
Series 2021-3A D
7.742%, 1/15/35(l)§		330,000	311,099
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
5.718%, 7/25/29(l)		7,314	7,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Prestige Auto Receivables Trust,
Series 2022-1A A2
5.900%, 7/15/25§	$166,000	$166,194
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	235,248	230,854
Santander Bank Auto Credit-Linked Notes,
Series 2022-A B
5.281%, 5/15/32§	195,938	190,775
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	121,066	119,301
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	120,747	115,992
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
6.018%, 7/20/32(l)§	800,000	779,618
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
5.858%, 10/20/28(l)§	324,560	323,172
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
5.798%, 7/25/30(l)§	657,627	647,578
Stratus CLO Ltd.,
Series 2021-2A A
5.708%, 12/28/29(l)§	682,897	674,178
Series 2021-3A A
5.758%, 12/29/29(l)§	688,130	679,950
STWD Ltd.,
Series 2022-FL3 A
5.908%, 11/15/38(l)§	800,000	779,144
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	751,142	611,948
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	679,080	672,289
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	126,313	125,824
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	1,912	1,911
Series 2004-20C 1
4.340%, 3/1/24	18,677	18,443
Series 2005-20B 1
4.625%, 2/1/25	4,670	4,604
Series 2008-20G 1
5.870%, 7/1/28	76,566	77,323
Upstart Securitization Trust,
Series 2021-3 A
0.830%, 7/20/31§	64,961	63,959
Venture 32 CLO Ltd.,
Series 2018-32A A1
5.895%, 7/18/31(l)§	700,000	682,689
Venture XVII CLO Ltd.,
Series 2014-17A ARR
5.672%, 4/15/27(l)§	462,156	458,192
Voya CLO Ltd.,
Series 2019-1A DR
7.642%, 4/15/31(l)§	100,000	87,795
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
5.698%, 4/20/29(l)§	441,505	437,875
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	290,000	291,413
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	250,000	249,161

Total Asset-Backed Securities		40,839,825

Collateralized Mortgage Obligations (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.360%, 9/25/35(l)	34,137	28,301
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	317,206	275,264
Series 2005-J12 2A1
5.385%, 8/25/35(l)	406,054	216,910
Series 2006-OA22 A1
5.165%, 2/25/47(l)	78,723	66,187
Series 2006-OA6 1A2
5.265%, 7/25/46(l)	29,739	25,188
Series 2007-14T2 A1
6.000%, 7/25/37	373,550	191,362
Series 2007-OH1 A1D
5.055%, 4/25/47(l)	50,867	38,216
AREIT Trust,
Series 2022-CRE6 A
5.809%, 1/16/37(l)§	503,939	488,728
Banc of America Funding Trust,
Series 2004-A 1A3
4.496%, 9/20/34(l)	9,599	8,677
Series 2006-H 4A2
3.687%, 9/20/46(l)	85,347	72,019
Series 2006-J 4A1
4.416%, 1/20/47(l)	4,994	4,471
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.964%, 9/25/35(l)	103,236	62,701
Series 2006-4 21A1
3.590%, 8/25/36(l)	40,961	26,503
Bear Stearns ARM Trust,
Series 2003-9 2A1
4.238%, 2/25/34(l)	17,449	15,611
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
5.005%, 12/25/46(l)	312,953	259,867
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.947%, 1/26/36(l)	41,887	32,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Bellemeade Re Ltd.,
Series 2021-1A M1B
6.760%, 3/25/31(l)§		$402,735	$402,235
Series 2021-2A M1A
5.760%, 6/25/31(l)§		141,717	140,681
Series 2021-3A A2
5.560%, 9/25/31(l)§		301,251	292,366
Series 2022-1 M1B
6.710%, 1/26/32(l)§		164,385	162,590
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.945%, 4/25/47(l)§		38,996	36,802
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.297%, 4/25/35(l)		53,640	41,480
Series 2005-2 1A1
5.485%, 3/25/35(l)		26,116	20,506
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.906%, 8/25/35(l)		4,478	4,273
Series 2009-7 5A2
5.500%, 12/25/35§		272,096	151,320
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
6.110%, 10/25/41(l)§		491,030	476,937
Series 2021-R03 1M2
6.210%, 12/25/41(l)§		122,411	115,836
Series 2022-R01 1M2
6.460%, 12/25/41(l)§		388,764	372,142
Series 2022-R02 2M1
5.760%, 1/25/42(l)§		216,375	214,625
Series 2023-R01 1M1
6.968%, 12/25/42(l)§		240,651	241,186
Series 2023-R02 1M1
6.868%, 1/25/43(l)§		144,551	144,391
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		404,671	214,128
Eagle RE Ltd.,
Series 2021-2 M1B
6.610%, 4/25/34(l)§		157,512	155,877
EMF-NL Prime BV,
Series 2008-APRX A2
3.128%, 4/17/41(l)(m)	EUR	101,527	105,057
Eurohome UK Mortgagesplc,
Series 2007-1 A
4.410%, 6/15/44(l)(m)	GBP	303,501	362,865
Eurosail-UK plc,
Series 2007-4X A3
5.254%, 6/13/45(l)(m)		554,510	669,938
FHLMC,
Series 4790 F
4.874%, 10/15/43(l)		$255,836	248,528
Series 4989 FA
3.655%, 8/15/40(l)		245,549	239,492
Series 4989 FB
3.666%, 10/15/40(l)		192,974	188,452
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
7.360%, 10/25/50(l)§		94,927	96,016
Series 2021-DNA5 M2
6.210%, 1/25/34(l)§		98,896	97,051
Series 2021-DNA7 M2
6.360%, 11/25/41(l)§		405,614	385,362
Series 2021-HQA4 M1
5.510%, 12/25/41(l)§		297,046	286,166
Series 2022-DNA1 M1B
6.410%, 1/25/42(l)§		205,377	194,105
Series 2022-DNA2 M1B
6.960%, 2/25/42(l)§		291,972	283,608
Series 2022-DNA3 M1A
6.560%, 4/25/42(l)§		212,287	212,287
Series 2022-DNA4 M1B
7.910%, 5/25/42(l)§		227,990	229,551
Series 2022-DNA5 M1B
9.060%, 6/25/42(l)§		406,679	421,922
Series 2022-DNA6 M1A
6.710%, 9/25/42(l)§		147,419	147,805
Series 2022-DNA7 M1A
7.060%, 3/25/52(l)§		334,708	337,203
Series 2022-HQA1 M1B
8.060%, 3/25/42(l)§		68,136	67,625
Series 2023-DNA1 M1A
6.658%, 3/25/43(l)§		179,630	179,878
FNMA,
Series 2012-123 LF
5.225%, 11/25/42(l)		109,223	107,273
Series 2014-C04 1M2
9.745%, 11/25/24(l)		71,454	74,440
Series 2014-C04 2M2
9.845%, 11/25/24(l)		6,027	6,071
Series 2015-C02 1M2
8.845%, 5/25/25(l)		6,000	6,200
Series 2021-R02 2M1
5.460%, 11/25/41(l)§		231,907	229,020
GNMA,
Series 2015-H20 FB
5.166%, 8/20/65(l)		363,837	359,628
Series 2016-H11 F
5.366%, 5/20/66(l)		384,630	382,152
Series 2016-H15 FA
5.366%, 7/20/66(l)		498,059	495,268
Series 2017-H10 FB
1.968%, 4/20/67(l)		918,397	917,363
Series 2022-H02 FN
5.059%, 1/20/72(l)		275,424	269,024
Series 2022-H26 DF
5.579%, 12/20/72(l)		301,188	303,385
Series 2023-H01 FA
5.359%, 1/20/73(l)		402,448	399,984
Series 2023-H02 FA
5.459%, 1/20/73(l)		304,730	304,683
Series 2023-H02 FB
5.459%, 1/20/73(l)		703,053	702,943
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		347,563	145,498
Series 2005-AR6 2A1
4.052%, 9/25/35(l)		36,692	33,773
Series 2006-AR2 2A1
3.550%, 4/25/36(l)		72,224	48,418
Series 2007-AR1 2A1
3.529%, 3/25/47(l)		169,943	107,677
HarborView Mortgage Loan Trust,
Series 2006-13 A
4.941%, 11/19/46(l)		44,039	30,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Impac CMB Trust,
Series 2003-8 2A1
5.745%, 10/25/33(l)		$346	$339
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
5.115%, 7/25/35(l)		164,589	108,740
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.466%, 8/25/35(l)		296,420	231,149
Series 2006-AR39 A1
5.205%, 2/25/37(l)		417,285	357,051
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.849%, 8/25/34(l)		21,572	20,232
Series 2007-A1 3A3
3.757%, 7/25/35(l)		30,739	28,037
Series 2007-S3 1A90
7.000%, 8/25/37		48,111	26,076
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		524,285	523,671
Lehman XS Trust,
Series 2006-4N A1C1
5.305%, 4/25/46(l)		17,573	21,583
Ludgate Funding plc,
Series 2007-1 A2A
4.054%, 1/1/61(l)(m)	GBP	512,655	598,418
Series 2008-W1X A1
4.494%, 1/1/61(l)(m)		78,302	90,786
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.771%, 12/25/32(l)		$9,980	9,087
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
5.305%, 4/25/36(l)		162,734	146,719
Mortimer BTL plc,
Series 2020-1 A
5.251%, 6/21/52(l)(m)	GBP	420,538	518,494
PMT Credit Risk Transfer Trust,
Series 2019-2R A
7.602%, 5/27/23(l)§		$38,899	37,998
Series 2019-3R A
8.552%, 11/27/31(l)§		16,378	15,804
Radnor RE Ltd.,
Series 2019-1 M1B
6.795%, 2/25/29(l)§		150,054	149,999
RALI Trust,
Series 2005-QO2 A1
4.498%, 9/25/45(l)		231,897	198,561
Series 2006-QA6 A1
5.225%, 7/25/36(l)		396,500	326,623
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.358%, 10/25/39(l)§		599,148	599,148
Series 2022-FL8 A
6.218%, 1/25/37(l)§		700,000	683,924
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
5.185%, 1/25/36(l)§		162,791	143,526
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,395	5,375
Series 2006-A12 A1
6.250%, 11/25/36		165,522	66,475
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,307,564
Ripon Mortgages plc,
Series 1RA A
4.891%, 8/28/56(l)§		1,770,578	2,164,995
Sequoia Mortgage Trust,
Series 10 2A1
5.521%, 10/20/27(l)		$1,437	1,352
Series 2003-4 2A1
5.461%, 7/20/33(l)		9,499	8,445
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.261%, 7/19/35(l)		44,523	38,995
Series 2006-AR3 11A1
5.265%, 4/25/36(l)		204,697	173,370
Series 2006-AR6 1A3
5.225%, 7/25/46(l)		695,653	512,952
Towd Point Mortgage Funding,
Series 2019-A13A A1
5.557%, 7/20/45(l)§	GBP	869,078	1,066,232
Towd Point Mortgage Funding plc,
Series 2020-A14X A
5.094%, 5/20/45(l)(m)		1,262,845	1,545,515
Triangle Re Ltd.,
Series 2021-3 M1A
6.460%, 2/25/34(l)§		$123,610	122,643
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		722,515	662,024
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§		494,766	490,446
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.342%, 11/25/36(l)		271,969	225,104
Series 2006-AR9 1A
4.138%, 8/25/46(l)		73,100	65,869

Total Collateralized Mortgage Obligations			27,968,832

Commercial Mortgage-Backed Securities (1.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§		135,000	112,591
Series 2017-SCH AF
5.684%, 11/15/33(l)§		565,000	537,263
BANK,
Series 2022-BNK40 A4
3.394%, 3/15/64(l)		700,000	611,430
BBCMS Mortgage Trust,
Series 2020-BID A
6.824%, 10/15/37(l)§		325,000	312,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	$800,000	$744,092
Series 2022-B33 A5
3.458%, 3/15/55	800,000	701,355
BFLD Trust,
Series 2020-EYP A
5.834%, 10/15/35(l)§	800,000	721,455
Series 2021-FPM A
6.285%, 6/15/38(l)§	494,000	479,316
BX Commercial Mortgage Trust,
Series 2019-IMC E
6.834%, 4/15/34(l)§	133,619	127,384
Series 2021-XL2 A
5.372%, 10/15/38(l)§	463,358	443,950
BX Trust,
Series 2021-ARIA A
5.584%, 10/15/36(l)§	600,000	568,492
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	163,051	162,742
CLNC Ltd.,
Series 2019-FL1 A
6.056%, 8/20/35(l)§	233,958	229,744
Commercial Mortgage Trust,
Series 2012-CR5 E
4.456%, 12/10/45(l)§	250,000	203,167
Series 2015-CR26 ASB
3.373%, 10/10/48	1,457,804	1,420,667
Series 2016-COR1 ASB
2.972%, 10/10/49	1,069,916	1,031,197
Series 2021-2400 A
5.985%, 12/15/38(l)§	800,000	738,644
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	799,013
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.439%, 10/15/38(l)§	599,988	577,485
Extended Stay America Trust,
Series 2021-ESH A
5.765%, 7/15/38(l)§	780,954	757,521
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	367,194	358,664
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E
4.964%, 5/15/45(l)§	189,221	144,953
Series 2012-LC9 E
3.784%, 12/15/47(l)§	455,400	378,327
Series 2021-HTL5 A
5.799%, 11/15/38(l)§	800,000	768,349
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.798%, 9/15/47 IO(l)	5,969,467	44,288
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	57,787	57,686
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.624%, 7/15/36(l)§	376,516	367,549
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	400,109	390,047
Morgan Stanley Capital I Trust,
Series 2021-230P A
5.854%, 12/15/38(l)§	800,000	772,173
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
6.407%, 7/15/36(l)§	170,000	160,946
New Orleans Hotel Trust,
Series 2019-HNLA A
5.673%, 4/15/32(l)§	500,000	480,593
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.780%, 11/15/38(l)§	800,000	733,193
PFP Ltd.,
Series 2021-8 A
5.728%, 8/9/37(l)§	575,004	550,452
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.045%, 11/25/36(l)§	785,996	760,092
Series 2023-FL11 A
7.166%, 10/25/39(l)§	600,000	593,694
SFO Commercial Mortgage Trust,
Series 2021-555 A
5.834%, 5/15/38(l)§	800,000	715,941
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.386%, 11/15/49(l)	275,000	237,869

Total Commercial Mortgage-Backed Securities		18,795,284

Corporate Bonds (9.2%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	779,585
4.500%, 5/15/35	700,000	650,705
CCO Holdings LLC
5.500%, 5/1/26§	85,000	82,450
4.750%, 2/1/32§	277,000	232,334
Level 3 Financing, Inc.
3.875%, 11/15/29(x)§	500,000	361,365
Verizon Communications, Inc.
2.550%, 3/21/31	900,000	764,063

		2,870,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31		$800,000	$656,519
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	198,494
Warnermedia Holdings, Inc.
4.279%, 3/15/32§		314,000	279,352

			1,134,365

Interactive Media & Services (0.0%)†
Tencent Holdings Ltd.
3.240%, 6/3/50§		226,000	147,578

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	665,500
CSC Holdings LLC
5.375%, 2/1/28(x)§		500,000	413,325
Discovery Communications LLC
5.200%, 9/20/47		81,000	66,682
5.300%, 5/15/49		38,000	31,615
Fox Corp.
4.709%, 1/25/29		113,000	111,700
5.576%, 1/25/49		190,000	180,285
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	82,060
Time Warner Cable LLC
4.500%, 9/15/42		290,000	220,861

			1,772,028

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
3.400%, 10/15/52		800,000	574,853

Total Communication Services			6,499,326

Consumer Discretionary (0.8%)
Automobiles (0.3%)
General Motors Co.
6.125%, 10/1/25		51,000	51,772
Hyundai Capital America
1.650%, 9/17/26§		800,000	706,009
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		163,000	162,886
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	674,419
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	567,320
3.201%, 9/17/28(m)	EUR	600,000	582,438
4.810%, 9/17/30§		$800,000	721,035

			3,465,879

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		387,000	318,048
Amazon.com, Inc.
4.550%, 12/1/27		309,000	313,400
Prosus NV
3.257%, 1/19/27§		237,000	215,078
3.680%, 1/21/30§		230,000	194,781
4.027%, 8/3/50§		215,000	140,126

			1,181,433

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	340,800
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	808,872
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	706,398
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	770,518
3.500%, 8/18/26		600,000	559,723
3.900%, 8/8/29		381,000	340,952
Marriott International, Inc.
4.900%, 4/15/29		253,000	250,185

			3,777,448

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	139,244

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
3.900%, 4/15/30(x)		367,000	333,376
Lowe’s Cos., Inc.
5.800%, 9/15/62		195,000	196,016
Ross Stores, Inc.
4.700%, 4/15/27		355,000	352,068

			881,460

Total Consumer Discretionary			9,445,464

Consumer Staples (0.2%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		800,000	786,184

Food Products (0.0%)†
Cargill, Inc.
5.125%, 10/11/32§		144,000	148,147

Household Products (0.0%)†
Spectrum Brands, Inc.
5.750%, 7/15/25		14,000	13,825

Personal Care Products (0.0%)†
Kenvue, Inc.
5.050%, 3/22/28§		200,000	206,432
Natura & Co. Luxembourg Holdings Sarl
6.000%, 4/19/29§		214,000	185,645

			392,077

Tobacco (0.1%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	275,501
BAT Capital Corp.
2.259%, 3/25/28		469,000	401,440
4.906%, 4/2/30		156,000	149,909
7.750%, 10/19/32		33,000	36,483
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	184,262
4.875%, 2/13/26		89,000	89,439
5.625%, 11/17/29		34,000	35,487

			1,172,521

Total Consumer Staples			2,512,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (0.5%)
Energy Equipment & Services (0.0%)†
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26(m)		$257,714	$124,758
7.350%, 12/1/26§		643	311
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26(m)		804,057	152,602
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 5/1/23(y)§		207,137	103

			277,774

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
2.939%, 6/4/51		518,000	357,829
Continental Resources, Inc.
5.750%, 1/15/31§		868,000	831,799
2.875%, 4/1/32§		229,000	177,007
Devon Energy Corp.
5.600%, 7/15/41		210,000	199,412
Enbridge, Inc.
5.700%, 3/8/33		400,000	415,556
Energy Transfer LP
4.750%, 1/15/26		325,000	320,352
EQT Corp.
5.700%, 4/1/28		81,000	80,689
Greenko Power II Ltd.
4.300%, 12/13/28§		477,500	410,053
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	230,348
Oleoducto Central SA
4.000%, 7/14/27§		460,000	394,824
ONEOK Partners LP
6.125%, 2/1/41		18,000	17,590
ONEOK, Inc.
4.350%, 3/15/29		208,000	196,322
6.350%, 1/15/31		44,000	45,804
6.100%, 11/15/32		25,000	25,699
Petroleos Mexicanos
10.000%, 2/7/33(x)§		200,000	190,500
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	200,668
Plains All American Pipeline LP
3.550%, 12/15/29		163,000	144,306
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		112,262	113,301
9.250%, 7/6/24(m)		112,262	113,300
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	262,061
Var Energi ASA
7.500%, 1/15/28§		356,000	373,139
8.000%, 11/15/32§		237,000	253,443

			5,354,002

Total Energy			5,631,776

Financials (3.8%)
Banks (2.2%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§		493,000	505,122
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	241,920
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	258,111
Banco Santander SA
3.800%, 2/23/28		$200,000	184,429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	187,279
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28(k)		282,000	272,234
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		258,000	257,383
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		360,000	380,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		900,000	987,398
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	675,323
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 8.870%, 4/30/23(k)(y)		44,000	43,670
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	463,081
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)		227,000	214,386
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	120,580
Citizens Financial Group, Inc.
4.300%, 12/3/25		202,000	181,430
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	406,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		$314,000	$315,224
Danske Bank A/S
5.375%, 1/12/24§		800,000	795,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	338,682
Discover Bank
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	228,493
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27(x)§		267,000	260,891
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)		500,000	501,707
Fifth Third Bank NA
(SOFR + 1.23%), 5.852%, 10/27/25(k)		500,000	492,050
HSBC Holdings plc
(SOFR + 3.03%), 7.336%, 11/3/26(k)		418,000	434,876
(SOFR + 3.35%), 7.390%, 11/3/28(k)		400,000	427,126
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	163,833
(SOFR + 2.39%), 6.254%, 3/9/34(k)		900,000	939,105
Intesa Sanpaolo SpA
7.000%, 11/21/25§		367,000	372,321
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)		700,000	702,663
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	357,249
(SOFR + 1.25%), 2.580%, 4/22/32(k)		408,000	342,145
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		372,000	373,783
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	845,902
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.032%, 3/7/25(k)		1,100,000	726,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)		$300,000	330,696
Mitsubishi UFJ Financial Group, Inc.
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)		316,000	317,659
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		700,000	691,618
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	892,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28(k)		257,000	257,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)		314,000	317,225
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)		311,000	304,894
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)		359,000	374,480
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.068%, 1/24/34(k)(x)		$70,000	68,728
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		926,000	798,702
(SOFR + 2.36%), 6.499%, 3/9/29(k)		612,000	609,017
Santander UK Group Holdings plc
(SOFR + 2.75%),
6.833%, 11/21/26(k)		366,000	370,107
(SOFR + 2.60%),
6.534%, 1/10/29(k)		400,000	405,260
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	298,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28(k)§		394,000	347,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		$500,000	$510,818
Standard Chartered plc
(SOFR + 0.93%), 5.782%, 11/23/25(k)(x)§		700,000	686,827
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§		290,000	278,316
(ICE LIBOR USD 3 Month + 1.51%), 6.312%, 1/30/27(k)(y)§		200,000	168,310
6.301%, 1/9/29§		500,000	506,953
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24(x)		1,000,000	959,905
5.464%, 1/13/26		500,000	503,339
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	513,024
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24(k)(m)(y)		200,000	190,000
Truist Financial Corp.
1.950%, 6/5/30		42,000	33,796
(SOFR + 1.85%), 5.122%, 1/26/34(k)		115,000	111,771
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,617,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	316,500
3.127%, 6/3/32§		200,000	156,065
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	145,350
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)		90,000	84,725
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	100,629

			27,264,500

Capital Markets (0.9%)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	729,972
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)		64,000	60,413
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	264,285
Credit Suisse AG
4.750%, 8/9/24		600,000	579,000
7.950%, 1/9/25		600,000	609,000
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§		200,000	8,000
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	970,000
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	387,529
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		254,000	223,837
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	1,912,956
(SOFR + 3.19%), 6.119%, 7/14/26(k)		239,000	230,162
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.75%), 6.552%, 10/28/27(k)		700,000	709,250
Series P
(ICE LIBOR USD 3 Month + 2.87%), 7.733%, 5/1/23(k)(y)		22,000	21,393
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27(k)	EUR	229,000	216,696
(SOFR + 1.61%), 4.210%, 4/20/28(k)		$177,000	171,443
(SOFR + 2.24%), 6.296%, 10/18/28(k)		139,000	145,639
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)		243,000	229,060
(SOFR + 1.73%), 5.123%, 2/1/29(k)		200,000	200,449
Nomura Holdings, Inc.
5.709%, 1/9/26(x)		868,000	868,838
5.842%, 1/18/28		200,000	201,919
6.181%, 1/18/33		200,000	201,503
Owl Rock Capital Corp.
2.875%, 6/11/28		450,000	363,610
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,182
4.250%, 5/1/29		71,000	69,926
Stifel Financial Corp.
4.000%, 5/15/30		900,000	787,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		$200,000	$188,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	692,089

			11,058,733

Consumer Finance (0.4%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 6.542%, 1/15/67(k)§		1,070,000	595,776
Ally Financial, Inc.
2.200%, 11/2/28		800,000	634,920
American Express Co.
4.900%, 2/13/26		144,000	144,660
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)(x)		75,000	73,063
Ford Motor Credit Co. LLC
5.584%, 3/18/24		500,000	494,445
5.125%, 6/16/25		900,000	878,148
3.250%, 9/15/25	EUR	600,000	622,865
General Motors Financial Co., Inc.
4.300%, 4/6/29		$44,000	40,929
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27(x)§		279,000	249,854
6.500%, 3/10/28§		49,000	49,837
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	762,150
Synchrony Financial
4.875%, 6/13/25		38,000	35,144
4.500%, 7/23/25		39,000	35,414
3.950%, 12/1/27(x)		46,000	39,005
2.875%, 10/28/31		216,000	153,704
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.580%, 12/11/23(k)		300,000	301,049

			5,110,963

Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29(k)(m)	EUR	700,000	740,171
Fiserv, Inc.
3.500%, 7/1/29		$409,000	378,131
Global Payments, Inc.
3.200%, 8/15/29		136,000	118,434
5.400%, 8/15/32		165,000	160,975
Jyske Realkredit A/S
Series cce
1.500%, 10/1/53	DKK	1	—
Series CCE
1.500%, 10/1/53		2	—
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		$385,000	346,414
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	88,272

			1,832,397

Insurance (0.1%)
MassMutual Global Funding II
5.050%, 12/7/27§		500,000	503,730
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	199,920
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	707,275
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	187,677

			1,598,602

Total Financials			46,865,195

Health Care (0.3%)
Biotechnology (0.0%)†
Amgen, Inc.
5.600%, 3/2/43		400,000	411,439

Health Care Providers & Services (0.2%)
Cigna Group (The)
4.375%, 10/15/28		165,000	161,977
CVS Health Corp.
4.300%, 3/25/28		12,000	11,751
2.125%, 9/15/31(x)		800,000	652,084
HCA, Inc.
5.250%, 6/15/26		47,000	46,968
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	177,978
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	594,816

			1,645,574

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	976,116
Zoetis, Inc.
5.400%, 11/14/25		205,000	208,194

			1,184,310

Total Health Care			3,241,323

Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
1.950%, 2/1/24		700,000	680,593
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	231,180
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		800,000	680,724
Raytheon Technologies Corp.
4.125%, 11/16/28		363,000	356,544

			1,949,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33		$74,000	$76,204

Ground Transportation (0.0%)†
ENA Master Trust
4.000%, 5/19/48§		206,000	153,084
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		182,781	159,933

			313,017

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	263,355

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	718,496
Flowserve Corp.
2.800%, 1/15/32		202,000	159,935
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	111,201
4.500%, 9/15/29		177,000	174,678
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)		185,000	182,492

			1,346,802

Professional Services (0.0%)†
Verisk Analytics, Inc.
5.750%, 4/1/33		123,000	128,766

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.625%, 4/1/27		16,000	14,793
4.625%, 10/1/28		178,000	168,138
Aircastle Ltd.
4.250%, 6/15/26		9,000	8,491
2.850%, 1/26/28§		298,000	252,254
Aviation Capital Group LLC
4.375%, 1/30/24§		88,000	86,047
5.500%, 12/15/24§		255,000	251,987
1.950%, 1/30/26§		192,000	170,535
1.950%, 9/20/26§		62,000	53,629
3.500%, 11/1/27§		38,000	33,857

			1,039,731

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§		900,000	730,307

Total Industrials			5,847,223

Information Technology (0.6%)
IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26		251,000	249,949
4.900%, 7/27/52		264,000	243,800
Kyndryl Holdings, Inc.
2.050%, 10/15/26		411,000	358,514

			852,263

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.150%, 11/15/30		67,000	61,991
2.450%, 2/15/31§		800,000	651,554
4.150%, 4/15/32§		51,000	46,302
3.419%, 4/15/33§		700,000	584,603
3.469%, 4/15/34§		769,000	630,034
3.137%, 11/15/35§		578,000	444,370
3.187%, 11/15/36§		356,000	267,153
4.926%, 5/15/37§		192,000	173,242
Intel Corp.
5.050%, 8/5/62		270,000	247,642
KLA Corp.
4.100%, 3/15/29(x)		58,000	56,984
Micron Technology, Inc.
4.975%, 2/6/26		700,000	696,991
6.750%, 11/1/29		333,000	352,247
NXP BV
5.550%, 12/1/28		131,000	133,620
3.400%, 5/1/30		141,000	126,354
SK Hynix, Inc.
2.375%, 1/19/31§		323,000	241,013
TSMC Arizona Corp.
3.875%, 4/22/27(x)		283,000	276,505

			4,990,605

Software (0.0%)†
Infor, Inc.
1.750%, 7/15/25§		119,000	108,606
Oracle Corp.
4.500%, 5/6/28		200,000	197,109
4.650%, 5/6/30		200,000	194,039
2.875%, 3/25/31		242,000	206,274
5.375%, 7/15/40		45,000	42,931

			748,959

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62		202,000	178,064
HP, Inc.
5.500%, 1/15/33		342,000	337,603
Lenovo Group Ltd.
5.831%, 1/27/28(m)		317,000	318,471
Western Digital Corp.
2.850%, 2/1/29		51,000	40,617

			874,755

Total Information Technology			7,466,582

Materials (0.2%)
Chemicals (0.1%)
Celanese US Holdings LLC
5.900%, 7/5/24		266,000	265,914
LYB International Finance BV
4.000%, 7/15/23		195,000	193,660
Syngenta Finance NV
4.441%, 4/24/23§		700,000	699,127

			1,158,701

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	724,176
WRKCo., Inc.
4.000%, 3/15/28		280,000	267,175

			991,351

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	209,531

Total Materials			2,359,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (0.8%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
5.250%, 6/1/25		$600,000	$584,880
3.250%, 1/15/32		200,000	162,272
Vornado Realty LP (REIT)
3.400%, 6/1/31		330,000	231,475

			978,627

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31(x)		700,000	552,009
Welltower OP LLC (REIT)
2.750%, 1/15/31		700,000	579,912

			1,131,921

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series I
3.500%, 9/15/30		54,000	45,582

Office REITs (0.2%)
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	621,894
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,595,948

			2,217,842

Real Estate Management & Development (0.0%)†
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	476,909	573,677

Residential REITs (0.1%)
Essex Portfolio LP (REIT)
2.550%, 6/15/31		$800,000	656,725
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	684,740

			1,341,465

Retail REITs (0.1%)
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	743,884
Realty Income Corp. (REIT)
4.625%, 11/1/25		500,000	493,749

			1,237,633

Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27		144,000	136,183
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	767,204
EPR Properties (REIT)
4.500%, 4/1/25		800,000	768,570
3.600%, 11/15/31		800,000	598,764
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	654,330

			2,925,051

Total Real Estate			10,451,798

Utilities (1.0%)
Electric Utilities (0.7%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		800,000	676,299
Avangrid, Inc.
3.800%, 6/1/29		900,000	844,768
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§		490,000	364,070
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	197,968
3.348%, 2/9/31§		258,000	203,304
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41		154,000	118,036
Edison International
3.550%, 11/15/24		600,000	583,865
Enel Finance America LLC
7.100%, 10/14/27§		600,000	643,074
Enel Finance International NV
2.250%, 7/12/31§		800,000	622,733
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	645,083
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	246,647
Pacific Gas and Electric Co.
1.700%, 11/15/23		800,000	779,831
3.500%, 6/15/25(x)		700,000	666,445
3.150%, 1/1/26		600,000	558,724
2.950%, 3/1/26		600,000	556,527
Southern Co. (The)
Series 2021
(United States SOFR Compounded Index + 0.37%), 5.230%, 5/10/23(k)		800,000	798,848
Terraform Global Operating LP
6.125%, 3/1/26§		26,000	24,440

			8,530,662

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	803,665
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	999,651

			1,803,316

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	250,687
Dominion Energy, Inc.
Series C
2.250%, 8/15/31		800,000	656,024
Public Service Enterprise Group, Inc.
5.850%, 11/15/27		238,000	246,514
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		800,000	651,335
WEC Energy Group, Inc.
1.375%, 10/15/27		700,000	607,100

			2,411,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Water Utilities (0.0%)†
American Water Capital Corp.
3.450%, 6/1/29		$72,000	$67,276

Total Utilities			12,812,914

Total Corporate Bonds			113,133,938

Foreign Government Securities (0.4%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	233,962
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	846,936
Kingdom of Saudi Arabia
5.000%, 1/18/53§		500,000	464,781
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 72.962%, 4/12/25(k)(m)(r)	ARS	240,000	612
Republic of Colombia
3.125%, 4/15/31(x)		$235,000	179,085
Republic of Panama
9.375%, 4/1/29		190,000	231,479
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	556,185
6.350%, 8/12/28(m)		2,000,000	518,013
6.950%, 8/12/31(m)		500,000	129,397
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	593,222
State of Qatar
5.103%, 4/23/48§		$800,000	812,000

Total Foreign Government Securities			4,565,672

Mortgage-Backed Securities (8.9%)
FHLMC
4.375%, 11/1/31(l)		1,300	1,316
5.500%, 1/1/35		25,504	26,508
5.500%, 7/1/35		21,062	21,814
4.000%, 7/1/44		153,080	150,056
4.000%, 2/1/46		235,197	230,582
4.500%, 10/1/48		144,625	144,423
4.500%, 11/1/48		261,819	261,371
5.000%, 11/1/48		78,017	79,480
FHLMC UMBS
3.500%, 9/1/49		297,516	280,742
3.500%, 10/1/49		290,722	274,009
3.500%, 11/1/49		110,871	104,481
3.500%, 1/1/50		439,417	414,917
2.000%, 3/1/52		1,078,330	894,192
3.000%, 3/1/52		700,729	631,754
2.500%, 4/1/52		1,240,019	1,073,562
3.500%, 12/1/52		11,470,497	10,650,820
FNMA
3.905%, 1/1/28(l)		3,354	3,349
3.127%, 3/1/33(l)		7,536	7,238
3.905%, 1/1/36(l)		39,568	40,125
3.835%, 2/1/37(l)		42,233	42,443
4.094%, 12/1/40(l)		1,812	1,817
FNMA UMBS
9.000%, 8/1/26		84	86
2.500%, 5/1/30		5,675	5,401
2.500%, 8/1/31		206,443	195,237
2.500%, 11/1/31		317,555	300,319
2.500%, 12/1/31		112,364	106,090
2.500%, 1/1/32		279,349	263,750
2.500%, 2/1/32		14,323	13,523
5.500%, 4/1/33		24,733	25,535
5.500%, 7/1/33		23,160	23,910
5.500%, 4/1/34		12,667	13,100
5.500%, 5/1/34		9,012	9,320
5.500%, 11/1/34		36,321	37,650
5.500%, 2/1/35		133,990	138,737
4.500%, 8/1/35		4,633	4,646
5.000%, 10/1/35		10,367	10,563
5.000%, 7/1/36		10,878	11,082
5.000%, 12/1/39		28,313	29,073
4.000%, 12/1/40		96,700	94,710
4.500%, 3/1/41		12,324	12,420
4.500%, 7/1/41		1,332	1,342
3.500%, 2/1/42		65,875	63,001
3.500%, 11/1/42		685,512	655,516
3.500%, 1/1/43		115,462	110,360
3.500%, 4/1/43		392,313	372,392
4.000%, 10/1/43		387,297	378,859
3.000%, 5/1/45		32,916	30,208
3.000%, 8/1/45		318,273	292,091
3.500%, 3/1/48		714,106	675,071
3.500%, 5/1/48		595,329	562,787
4.500%, 9/1/48		310,171	309,408
3.500%, 10/1/49		305,366	287,672
3.500%, 11/1/49		232,253	218,795
3.500%, 1/1/50		383,655	361,904
2.000%, 7/1/51		1,122,274	928,177
2.500%, 1/1/52		361,472	313,080
3.000%, 2/1/52		849,089	766,041
2.500%, 3/1/52		773,873	668,638
3.000%, 3/1/52		1,076,964	970,955
2.500%, 4/1/52		792,995	686,178
2.500%, 5/1/52		1,053,518	911,706
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/53 TBA		3,487,000	2,880,316
2.500%, 4/25/53 TBA		5,421,568	4,672,291
3.000%, 4/25/53 TBA		38,900,000	34,870,201
4.000%, 4/25/53 TBA		12,901,368	12,330,885
4.500%, 4/25/53 TBA		8,700,000	8,519,204
5.000%, 4/25/53 TBA		1,600,000	1,595,000
5.500%, 4/25/53 TBA		10,548,000	10,653,480
5.000%, 5/25/53 TBA		1,500,000	1,495,195
GNMA
2.625%, 7/20/27(l)		405	396
3.000%, 5/15/43		116,877	108,510
3.000%, 7/15/45		168,317	156,163
3.000%, 5/20/46		135,345	125,049
3.500%, 10/15/49		90,416	85,440
3.500%, 1/15/50		19,588	18,492
3.500%, 2/15/50		165,046	155,808
3.000%, 4/15/53 TBA		183,093	166,500
4.000%, 4/15/53 TBA		556,769	535,716
4.500%, 4/15/53 TBA		2,354,000	2,317,954
5.000%, 4/15/53 TBA		1,875,000	1,876,465

Total Mortgage-Backed Securities			108,757,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.2%)
City of New York, General Obligation Bonds,
Series D
1.923%, 8/1/31	$205,000	$167,725
Louisiana Local Government Environmental Facilities & Community Development Authority Systems,
Series 2023
5.198%, 12/1/39	500,000	513,884
Port Authority of New York & New Jersey
1.086%, 7/1/23	180,000	178,263
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	684,596
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	256,772
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023
5.169%, 4/1/41	400,000	423,154
Tobacco Settlement Finance Authority
3.000%, 6/1/35	87,860	87,916
University of California
3.071%, 5/15/51	335,000	241,400

Total Municipal Bonds		2,553,710

U.S. Government Agency Securities (36.5%)
FFCB
0.450%, 7/24/23	10,000,000	9,865,415
0.375%, 1/15/25	5,124,000	4,770,436
1.320%, 1/21/25	20,000,000	18,955,620
4.250%, 9/30/25	15,466,000	15,490,897
FHLB
2.500%, 2/13/24	305,000	299,194
2.875%, 9/13/24	40,000,000	38,914,672
4.500%, 10/3/24	25,000,000	25,042,425
2.750%, 12/13/24	27,030,000	26,320,900
1.000%, 12/20/24	30,000,000	28,358,187
5.350%, 2/24/25	1,400,000	1,396,568
2.375%, 3/14/25	5,500,000	5,301,662
5.710%, 3/14/25	1,400,000	1,400,223
1.875%, 9/11/26	20,000,000	18,547,784
3.250%, 11/16/28	12,910,000	12,554,470
FHLMC
1.500%, 2/12/25	42,935,000	40,811,821
5.300%, 2/24/25	1,900,000	1,894,943
5.650%, 3/7/25	2,600,000	2,602,292
5.820%, 3/20/25	1,200,000	1,200,389
5.950%, 3/21/25	1,200,000	1,201,236
5.680%, 4/3/25	1,200,000	1,199,345
5.730%, 4/3/25	1,200,000	1,199,631
0.375%, 7/21/25	30,000,000	27,558,420
0.375%, 9/23/25	30,000,000	27,491,994
0.800%, 10/28/26	3,000,000	2,665,796
6.750%, 9/15/29	39,000,000	45,581,835
FNMA
2.875%, 9/12/23	20,000,000	19,830,878
2.500%, 2/5/24	3,545,000	3,479,453
1.625%, 1/7/25	30,000,000	28,663,323
1.875%, 9/24/26	25,816,000	24,149,301
6.625%, 11/15/30	10,000,000	11,838,152

Total U.S. Government Agency Securities		448,587,262

U.S. Treasury Obligations (42.8%)
U.S. Treasury Bonds
6.125%, 11/15/27	15,385,600	16,983,570
4.250%, 5/15/39	200,000	215,354
4.375%, 11/15/39	200,000	218,058
4.625%, 2/15/40	200,000	224,564
1.375%, 11/15/40	10,200,000	7,007,168
1.875%, 2/15/41	4,800,000	3,580,491
1.750%, 8/15/41	1,945,900	1,404,957
3.750%, 8/15/41	94,000	93,649
2.000%, 11/15/41	422,500	317,938
2.375%, 2/15/42	469,000	376,228
3.000%, 5/15/42	1,010,500	894,957
3.250%, 5/15/42	4,770,500	4,392,957
4.000%, 11/15/42	720,400	738,621
3.875%, 2/15/43	274,500	276,478
3.625%, 8/15/43	627,300	607,087
3.750%, 11/15/43	421,000	414,518
3.625%, 2/15/44	1,055,000	1,017,192
3.375%, 5/15/44	800,000	741,969
3.125%, 8/15/44	4,689,100	4,170,780
3.000%, 11/15/44	483,700	420,656
3.000%, 5/15/45	400,000	347,264
2.875%, 8/15/45	2,700,000	2,292,255
3.000%, 5/15/47	5,900,000	5,113,865
3.000%, 2/15/48	1,500,000	1,303,329
3.000%, 2/15/49	700,000	610,229
2.875%, 5/15/49	4,500,000	3,833,634
2.250%, 8/15/49	825,000	617,463
1.250%, 5/15/50	1,100,100	636,275
1.375%, 8/15/50	700,000	418,164
1.875%, 2/15/51	988,500	671,908
2.000%, 8/15/51	1,457,400	1,020,027
2.875%, 5/15/52	571,800	486,827
4.000%, 11/15/52	1,000,000	1,056,736
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/49 TIPS	118,890	105,358
0.250%, 2/15/50 TIPS	116,366	84,175
0.125%, 2/15/51 TIPS	114,910	79,422
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	2,564,340	2,544,011
0.500%, 4/15/24 TIPS	830,340	817,352
0.125%, 7/15/31 TIPS	2,344,062	2,157,143
0.125%, 1/15/32 TIPS	539,625	492,582
0.625%, 7/15/32 TIPS	1,647,472	1,572,699
U.S. Treasury Notes
2.875%, 9/30/23	4,313,800	4,276,759
2.125%, 7/31/24#	11,863,600	11,512,182
3.250%, 8/31/24	682,000	671,325
2.125%, 9/30/24	4,700,000	4,550,393
4.250%, 9/30/24	840,500	839,175
4.500%, 11/30/24	4,019,600	4,033,384
4.125%, 1/31/25	1,060,500	1,059,712
1.625%, 5/15/26	2,551,100	2,386,400
0.750%, 5/31/26	40,180,300	36,513,169
2.000%, 11/15/26	45,079,100	42,360,172
2.375%, 5/15/27	11,403,100	10,821,525
3.250%, 6/30/27	9,079,800	8,914,998
2.250%, 8/15/27	33,068,900	31,172,091
3.125%, 8/31/27	264,700	258,676
4.125%, 9/30/27	1,096,700	1,116,342
4.125%, 10/31/27	3,835,900	3,906,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 11/15/27	$20,097,700	$18,885,959
3.875%, 11/30/27	8,844,900	8,927,790
3.875%, 12/31/27	837,600	845,469
3.500%, 1/31/28	557,900	554,455
2.750%, 2/15/28	10,145,900	9,733,699
4.000%, 2/29/28	40,503,300	41,196,445
2.875%, 5/15/28	12,801,900	12,334,830
1.000%, 7/31/28	10,742,400	9,375,970
3.125%, 11/15/28	14,512,800	14,130,848
2.625%, 2/15/29	9,196,800	8,711,787
2.375%, 5/15/29	30,797,500	28,717,391
2.625%, 7/31/29	32,629,200	30,830,812
1.625%, 8/15/29	1,173,000	1,044,976
1.750%, 11/15/29	3,249,400	2,914,853
1.500%, 2/15/30	3,823,800	3,348,397
0.625%, 8/15/30	18,013,800	14,663,368
1.625%, 5/15/31	23,258,400	20,196,022
1.250%, 8/15/31	4,609,000	3,862,596
1.375%, 11/15/31	10,375,500	8,748,583
1.875%, 2/15/32	5,177,100	4,540,439
2.875%, 5/15/32	1,107,900	1,053,422
2.750%, 8/15/32	23,362,500	21,962,259
4.125%, 11/15/32	15,572,400	16,351,782
3.500%, 2/15/33	8,107,500	8,113,798

Total U.S. Treasury Obligations		525,796,439

Total Long-Term Debt Securities (105.1%) (Cost $1,366,254,245)		1,290,998,359

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Amcor Flexibles North America, Inc.
5.11%, 4/6/23(n)(p)§	900,000	899,233
Enbridge US, Inc.
5.30%, 4/5/23(n)(p)§	800,000	799,412
TransCanada PipeLines Ltd.
5.11%, 4/6/23(n)(p)§	600,000	599,489

Total Commercial Paper		2,298,134

Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,352,086, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $1,378,576.(xx)	1,351,545	1,351,545
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $700,481, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $772,066.(xx)	700,000	700,000

Total Repurchase Agreements		2,051,545

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
3.46%, 4/11/23(p)	646,000	645,318
4.08%, 4/25/23(p)(v)	237,000	236,331
4.46%, 5/25/23(p)(v)	2,100,000	2,085,803
4.64%, 7/11/23(p)	575,000	567,540
4.73%, 9/7/23(p)	2,640,800	2,586,439

Total U.S. Treasury Obligations		6,121,431

Total Short-Term Investments (0.8%) (Cost $10,479,850)		10,471,110

Total Investments in Securities (105.9%) (Cost $1,376,734,095)		1,301,469,469
Other Assets Less Liabilities (-5.9%)		(72,610,101)

Net Assets (100%)		$1,228,859,368

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $103,994,199 or 8.5% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $377,477.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $10,117,608 or 0.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $282,020.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $2,024,115. This was collateralized by cash of $2,051,545 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

THB — Thailand Baht

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	23	6/2023	EUR	3,388,325	97,619
U.S. Treasury 2 Year Note	60	6/2023	USD	12,387,188	117,617
U.S. Treasury 5 Year Note	249	6/2023	USD	27,267,445	539,774
U.S. Treasury 10 Year Note	76	6/2023	USD	8,734,062	243,330
U.S. Treasury 10 Year Ultra Note	67	6/2023	USD	8,116,422	256,857
U.S. Treasury Ultra Bond	45	6/2023	USD	6,350,625	268,960
3 Month Eurodollar	6	12/2023	USD	1,431,600	(15,906)

					1,508,251

Short Contracts
Euro-BTP	(4)	6/2023	EUR	(500,388)	(15,561)
Euro-Buxl	(3)	6/2023	EUR	(458,288)	(27,494)
Euro-OAT	(3)	6/2023	EUR	(423,703)	(13,136)
Japan 10 Year Bond	(13)	6/2023	JPY	(14,502,429)	(264,950)
Long Gilt	(40)	6/2023	GBP	(5,099,702)	(131,097)
U.S. Treasury Long Bond	(44)	6/2023	USD	(5,770,875)	(240,920)
U.S. Treasury Ultra Bond	(35)	6/2023	USD	(4,939,375)	(198,844)

					(892,002)

					616,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	2,750,000	USD	396,349	Deutsche Bank AG	4/3/2023	3,980
BRL	6,660,272	USD	1,227,824	Goldman Sachs Bank USA**	4/4/2023	86,240
EUR	7,414,000	USD	8,023,431	Deutsche Bank AG	4/4/2023	17,052
PEN	621,138	USD	163,526	Deutsche Bank AG**	4/10/2023	1,472
PEN	474,754	USD	125,308	JPMorgan Chase Bank**	4/13/2023	778
PEN	621,138	USD	164,440	Bank of America**	5/2/2023	310
USD	145,772	DKK	996,667	Barclays Bank plc	5/2/2023	417
PEN	474,754	USD	125,739	Bank of America**	5/3/2023	175
GBP	258,000	USD	311,322	Bank of America	5/16/2023	7,226
GBP	211,000	USD	255,248	Barclays Bank plc	5/16/2023	5,270
USD	53,852	JPY	7,100,000	Deutsche Bank AG	5/16/2023	27
IDR	18,021,464,965	USD	1,163,877	JPMorgan Chase Bank**	6/28/2023	35,380
BRL	1,616,480	USD	298,337	Deutsche Bank AG**	7/5/2023	15,098

Total unrealized appreciation						173,425

USD	533,933	DKK	3,749,879	Bank of America	4/3/2023	(11,952)
AUD	256,731	USD	173,141	Bank of America	4/4/2023	(1,529)
AUD	403,790	USD	272,087	Deutsche Bank AG	4/4/2023	(2,173)
USD	298,337	BRL	1,590,733	Deutsche Bank AG**	4/4/2023	(15,513)
USD	984,049	BRL	5,082,219	JPMorgan Chase Bank**	4/4/2023	(18,668)
USD	7,885,450	EUR	7,414,000	JPMorgan Chase Bank	4/4/2023	(155,033)
USD	164,736	PEN	621,138	Bank of America**	4/10/2023	(262)
USD	125,930	PEN	474,754	Bank of America**	4/13/2023	(157)
THB	39,048,728	USD	1,192,000	Goldman Sachs Bank USA	4/17/2023	(48,459)
AUD	660,521	USD	442,293	Goldman Sachs Bank USA	5/2/2023	(327)
USD	8,036,302	EUR	7,414,000	Deutsche Bank AG	5/2/2023	(16,795)
USD	345,724	BRL	1,785,908	Goldman Sachs Bank USA**	5/3/2023	(4,912)
USD	1,430,843	PEN	5,693,323	Goldman Sachs Bank USA**	5/10/2023	(78,435)
USD	773,892	EUR	726,791	Citibank NA	5/11/2023	(15,973)
JPY	232,800,000	USD	1,767,432	Deutsche Bank AG	5/16/2023	(2,581)
USD	11,303,469	GBP	9,355,000	Barclays Bank plc	5/16/2023	(246,980)
USD	220,758	GBP	182,000	JPMorgan Chase Bank	5/16/2023	(3,954)
USD	55,575	JPY	7,400,000	Barclays Bank plc	5/16/2023	(524)
USD	205,251	JPY	27,200,000	JPMorgan Chase Bank	5/16/2023	(951)
USD	482,460	TWD	14,708,637	Goldman Sachs Bank USA**	6/20/2023	(4,714)
USD	266,515	MYR	1,188,496	Barclays Bank plc**	6/21/2023	(4,291)
USD	683,785	TWD	20,870,498	JPMorgan Chase Bank**	6/21/2023	(7,556)

Total unrealized depreciation						(641,739)

Net unrealized depreciation						(468,314)

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD (900,000)	USD	119.00	4/21/2023	(1,125)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD (300,000)	USD	111.50	4/21/2023	(633)

							(1,758)

Written Put Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	64	USD	(16,000,000)	USD	96.50	12/18/2023	(211,200)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(900,000)	USD	112.00	4/21/2023	(984)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD	(300,000)	USD	108.50	4/21/2023	(797)

								(212,981)

Total Written Options Contracts (Premiums Received ($90,165))								(214,739)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,839,825	$—	$40,839,825
Collateralized Mortgage Obligations	—	27,968,832	—	27,968,832
Commercial Mortgage-Backed Securities	—	18,795,284	—	18,795,284
Corporate Bonds
Communication Services	—	6,499,326	—	6,499,326
Consumer Discretionary	—	9,445,464	—	9,445,464
Consumer Staples	—	2,512,754	—	2,512,754
Energy	—	5,631,776	—	5,631,776
Financials	—	46,865,195	—	46,865,195
Health Care	—	3,241,323	—	3,241,323
Industrials	—	5,847,223	—	5,847,223
Information Technology	—	7,466,582	—	7,466,582
Materials	—	2,359,583	—	2,359,583
Real Estate	—	10,451,798	—	10,451,798
Utilities	—	12,812,914	—	12,812,914
Foreign Government Securities	—	4,565,060	612	4,565,672
Forward Currency Contracts	—	173,425	—	173,425
Futures	1,524,157	—	—	1,524,157
Mortgage-Backed Securities	—	108,757,397	—	108,757,397
Municipal Bonds	—	2,553,710	—	2,553,710
Short-Term Investments
Commercial Paper	—	2,298,134	—	2,298,134
Repurchase Agreements	—	2,051,545	—	2,051,545
U.S. Treasury Obligations	—	6,121,431	—	6,121,431
U.S. Government Agency Securities	—	448,587,262	—	448,587,262
U.S. Treasury Obligations	—	525,796,439	—	525,796,439

Total Assets	$1,524,157	$1,301,642,282	$612	$1,303,167,051

Liabilities:
Forward Currency Contracts	$—	$(641,739)	$—	$(641,739)
Futures	(907,908)	—	—	(907,908)
Options Written
Call Options Written	(1,758)	—	—	(1,758)
Put Options Written	(212,981)	—	—	(212,981)

Total Liabilities	$(1,122,647)	$(641,739)	$—	$(1,764,386)

Total	$401,510	$1,301,000,543	$612	$1,301,402,665

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,637,649
Aggregate gross unrealized depreciation	(82,763,718)

Net unrealized depreciation	$(76,126,069)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,377,528,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	6,600	$218,064
ATN International, Inc.	5,200	212,784
Bandwidth, Inc., Class A*	13,200	200,640
Charge Enterprises, Inc.(x)*	68,900	75,790
Cogent Communications Holdings, Inc.	23,425	1,492,641
Consolidated Communications Holdings, Inc.*	38,541	99,436
EchoStar Corp., Class A*	21,400	391,406
Globalstar, Inc.*	315,400	365,864
IDT Corp., Class B*	10,100	344,208
Iridium Communications, Inc.	68,200	4,223,626
Liberty Latin America Ltd., Class A*	24,100	200,271
Liberty Latin America Ltd., Class C*	87,619	723,733
Ooma, Inc.*	12,500	156,375
Radius Global Infrastructure, Inc.*	30,000	440,100

		9,144,938

Entertainment (0.4%)
Cinemark Holdings, Inc.*	62,100	918,459
IMAX Corp.*	27,100	519,778
Liberty Media Corp.-Liberty Braves, Class A(x)*	8,500	293,930
Liberty Media Corp.-Liberty Braves, Class C*	18,200	613,158
Lions Gate Entertainment Corp., Class A*	30,300	335,421
Lions Gate Entertainment Corp., Class B*	59,900	621,762
Madison Square Garden Entertainment Corp.*	14,716	869,274
Marcus Corp. (The)(x)	12,700	203,200
Playstudios, Inc.(x)*	11,900	43,911
Reservoir Media, Inc.(x)*	2,900	18,908
Skillz, Inc.(x)*	162,000	96,098
Vivid Seats, Inc., Class A(x)*	21,800	166,334

		4,700,233

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	1,700	7,225
Bumble, Inc., Class A*	43,500	850,425
Cargurus, Inc.*	50,100	935,868
Cars.com, Inc.*	41,400	799,020
DHI Group, Inc.*	9,100	35,308
Eventbrite, Inc., Class A*	36,900	316,602
EverQuote, Inc., Class A*	13,400	186,260
fuboTV, Inc.(x)*	68,300	82,643
Leafly Holdings, Inc.(x)*	1,700	680
MediaAlpha, Inc., Class A*	7,200	107,856
Outbrain, Inc.*	9,600	39,648
QuinStreet, Inc.*	21,800	345,966
Shutterstock, Inc.	11,000	798,600
TrueCar, Inc.*	48,000	110,400
Vimeo, Inc.*	72,200	276,526
Vinco Ventures, Inc.(x)*	109,800	35,279
Wejo Group Ltd.(x)*	10,100	4,979
Yelp, Inc.*	44,800	1,375,360
Ziff Davis, Inc.*	23,478	1,832,458
ZipRecruiter, Inc., Class A*	40,300	642,382

		8,783,485

Media (0.7%)
AdTheorent Holding Co., Inc.*	6,600	11,154
Advantage Solutions, Inc.*	41,900	66,202
AMC Networks, Inc., Class A*	15,400	270,732
Audacy, Inc.(x)*	63,400	8,540
Boston Omaha Corp., Class A*	8,500	201,195
Cardlytics, Inc.(x)*	24,300	82,499
Clear Channel Outdoor Holdings, Inc.*	188,600	226,320
Cumulus Media, Inc., Class A*	3,000	11,070
Daily Journal Corp.*	700	199,472
Entravision Communications Corp., Class A	40,300	243,815
EW Scripps Co. (The), Class A*	34,512	324,758
Gambling.com Group Ltd.(x)*	1,100	10,901
Gannett Co., Inc.*	60,889	113,862
Gray Television, Inc.	44,400	387,168
iHeartMedia, Inc., Class A*	58,100	226,590
Innovid Corp.*	21,600	30,456
Integral Ad Science Holding Corp.*	24,800	353,896
John Wiley & Sons, Inc., Class A	22,500	872,325
Magnite, Inc.*	60,023	555,813
PubMatic, Inc., Class A*	21,000	290,220
Quotient Technology, Inc.*	48,400	158,752
Scholastic Corp.	14,960	511,931
Sinclair Broadcast Group, Inc., Class A	30,200	518,232
Stagwell, Inc.*	27,600	204,792
TechTarget, Inc.*	15,200	549,024
TEGNA, Inc.	121,900	2,061,329
Thryv Holdings, Inc.*	9,300	214,458
Urban One, Inc.*	2,000	11,000
Urban One, Inc., Class A*	9,400	70,970
WideOpenWest, Inc.*	33,100	351,853

		9,139,329

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	377,000
KORE Group Holdings, Inc.(x)*	1,600	1,952
Shenandoah Telecommunications Co.	26,948	512,551
Telephone and Data Systems, Inc.	52,500	551,775
United States Cellular Corp.*	11,700	242,541

		1,685,819

Total Communication Services		33,453,804

Consumer Discretionary (11.3%)
Automobile Components (1.5%)
Adient plc*	49,900	2,043,904
American Axle & Manufacturing Holdings, Inc.*	62,675	489,492
Dana, Inc.	86,065	1,295,278
Dorman Products, Inc.*	15,300	1,319,778
Fox Factory Holding Corp.*	22,600	2,742,962
Gentherm, Inc.*	16,900	1,021,098
Goodyear Tire & Rubber Co. (The)*	164,623	1,814,145
Holley, Inc.(x)*	5,900	16,166
LCI Industries	13,470	1,479,949
Luminar Technologies, Inc.(x)*	120,400	781,396
Modine Manufacturing Co.*	23,300	537,065
Motorcar Parts of America, Inc.*	9,900	73,656
Patrick Industries, Inc.	13,825	951,298
Solid Power, Inc.(x)*	68,000	204,680
Standard Motor Products, Inc.	12,900	476,139
Stoneridge, Inc.*	13,300	248,710
Visteon Corp.*	16,100	2,524,963
XPEL, Inc.(m)*	9,300	631,935

		18,652,614

Automobiles (0.1%)
Canoo, Inc.(x)*	147,000	95,932
Fisker, Inc.(x)*	82,400	505,936
Lordstown Motors Corp.(x)*	58,200	38,593
Winnebago Industries, Inc.	17,446	1,006,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workhorse Group, Inc.(x)*	53,300	$70,889

		1,717,984

Broadline Retail (0.1%)
Big Lots, Inc.(x)	18,000	197,280
ContextLogic, Inc., Class A(x)*	286,900	127,900
Dillard’s, Inc., Class A(x)	2,100	646,128
Groupon, Inc.(x)*	12,315	51,846
Qurate Retail, Inc.*	176,500	174,347

		1,197,501

Distributors (0.0%)†
Funko, Inc., Class A*	12,500	117,875

Diversified Consumer Services (0.9%)
2U, Inc.*	37,200	254,820
Adtalem Global Education, Inc.*	22,600	872,812
American Public Education, Inc.*	5,907	32,016
Carriage Services, Inc.	6,400	195,328
Chegg, Inc.*	62,700	1,022,010
Coursera, Inc.*	56,900	655,488
Duolingo, Inc.*	11,900	1,696,821
European Wax Center, Inc., Class A	14,900	283,100
Frontdoor, Inc.*	41,700	1,162,596
Graham Holdings Co., Class B	2,100	1,251,264
Laureate Education, Inc., Class A	60,100	706,776
OneSpaWorld Holdings Ltd.*	23,500	281,765
Perdoceo Education Corp.*	38,800	521,084
Rover Group, Inc.(x)*	18,800	85,164
Strategic Education, Inc.	12,764	1,146,590
Stride, Inc.*	23,284	913,897
Udemy, Inc.*	36,400	321,412
WW International, Inc.*	26,700	110,004

		11,512,947

Hotels, Restaurants & Leisure (2.7%)
Accel Entertainment, Inc.*	19,300	175,823
Bally’s Corp.*	13,300	259,616
Biglari Holdings, Inc., Class B*	391	66,157
BJ’s Restaurants, Inc.*	12,134	353,585
Bloomin’ Brands, Inc.	60,200	1,544,130
Bluegreen Vacations Holding Corp.	5,209	142,622
Bowlero Corp.(x)*	25,900	439,005
Brinker International, Inc.*	25,400	965,200
Century Casinos, Inc.*	4,800	35,184
Cheesecake Factory, Inc. (The)(x)	25,821	905,026
Chuy’s Holdings, Inc.*	8,900	319,065
Cracker Barrel Old Country Store, Inc.(x)	13,801	1,567,794
Dave & Buster’s Entertainment, Inc.*	24,200	890,318
Denny’s Corp.*	34,500	385,020
Dine Brands Global, Inc.	11,381	769,811
El Pollo Loco Holdings, Inc.	16,700	160,153
Everi Holdings, Inc.*	37,000	634,550
First Watch Restaurant Group, Inc.*	6,800	109,208
Golden Entertainment, Inc.*	6,400	278,464
Hilton Grand Vacations, Inc.*	49,400	2,194,842
International Game Technology plc	57,600	1,543,680
Jack in the Box, Inc.	14,339	1,255,953
Krispy Kreme, Inc.(x)	43,221	672,087
Life Time Group Holdings, Inc.*	17,000	271,320
Light & Wonder, Inc.*	49,900	2,996,495
Lindblad Expeditions Holdings, Inc.(x)*	11,800	112,808
Monarch Casino & Resort, Inc.	6,700	496,805
NEOGAMES SA*	5,700	86,640
Noodles & Co., Class A*	7,000	33,950
Papa John’s International, Inc.	18,742	1,404,338
Portillo’s, Inc., Class A*	9,400	200,878
RCI Hospitality Holdings, Inc.	1,800	140,706
Red Rock Resorts, Inc., Class A	27,200	1,212,304
Rush Street Interactive, Inc.*	27,300	84,903
Ruth’s Hospitality Group, Inc.	9,300	152,706
Sabre Corp.*	164,400	705,276
SeaWorld Entertainment, Inc.*	20,800	1,275,248
Shake Shack, Inc., Class A*	20,300	1,126,447
Sonder Holdings, Inc.(x)*	3,800	2,877
Sweetgreen, Inc., Class A(x)*	44,891	351,945
Target Hospitality Corp.(x)*	23,200	304,848
Texas Roadhouse, Inc.	34,518	3,730,015
Vacasa, Inc., Class A(x)*	5,100	4,907
Wingstop, Inc.	16,700	3,065,786

		33,428,495

Household Durables (2.0%)
Beazer Homes USA, Inc.*	7,300	115,924
Cavco Industries, Inc.*	5,000	1,588,700
Century Communities, Inc.	15,100	965,192
Dream Finders Homes, Inc., Class A(x)*	3,100	41,075
Ethan Allen Interiors, Inc.	9,554	262,353
GoPro, Inc., Class A*	57,400	288,722
Green Brick Partners, Inc.*	14,800	518,888
Helen of Troy Ltd.*	12,298	1,170,401
Installed Building Products, Inc.	13,300	1,516,599
iRobot Corp.(x)*	16,000	698,240
KB Home	48,200	1,936,676
La-Z-Boy, Inc.	28,309	823,226
Legacy Housing Corp.*	1,600	36,416
LGI Homes, Inc.*	13,000	1,482,390
Lifetime Brands, Inc.	3,800	22,344
Lovesac Co. (The)(x)*	7,200	208,080
M.D.C. Holdings, Inc.	30,274	1,176,750
M/I Homes, Inc.*	16,300	1,028,367
Meritage Homes Corp.	22,139	2,584,950
Purple Innovation, Inc.(x)*	26,000	68,640
Skyline Champion Corp.*	28,700	2,159,101
Snap One Holdings Corp.(x)*	3,900	36,465
Sonos, Inc.*	65,753	1,290,074
Taylor Morrison Home Corp., Class A*	56,920	2,177,759
Traeger, Inc.*	600	2,466
Tri Pointe Homes, Inc.*	61,101	1,547,077
Tupperware Brands Corp.*	28,500	71,250
Universal Electronics, Inc.*	4,500	45,630
Vizio Holding Corp., Class A*	35,400	324,972
Vuzix Corp.(x)*	30,500	126,270

		24,314,997

Leisure Products (0.5%)
Acushnet Holdings Corp.	20,000	1,018,800
Clarus Corp.	20,124	190,172
Johnson Outdoors, Inc., Class A	2,700	170,127
Latham Group, Inc.*	24,000	68,640
Malibu Boats, Inc., Class A*	12,000	677,400
Marine Products Corp.	1,600	21,104
MasterCraft Boat Holdings, Inc.*	3,600	109,548
Smith & Wesson Brands, Inc.	22,035	271,251
Sturm Ruger & Co., Inc.	10,700	614,608
Topgolf Callaway Brands Corp.*	70,563	1,525,572
Vista Outdoor, Inc.*	28,200	781,422

		5,448,644

Specialty Retail (2.7%)
1-800-Flowers.com, Inc., Class A*	10,000	115,000
Aaron’s Co., Inc. (The)	14,300	138,138
Abercrombie & Fitch Co., Class A*	25,500	707,625
Academy Sports & Outdoors, Inc.	39,400	2,570,850
American Eagle Outfitters, Inc.	79,000	1,061,760
America’s Car-Mart, Inc.*	2,500	198,025
Arko Corp.	53,500	454,215
Asbury Automotive Group, Inc.*	11,542	2,423,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.*	56,900	$24,319
Boot Barn Holdings, Inc.*	15,700	1,203,248
Buckle, Inc. (The)	11,489	410,042
Caleres, Inc.	18,863	408,007
Camping World Holdings, Inc., Class A(x)	19,000	396,530
CarParts.com, Inc.*	24,500	130,830
Cato Corp. (The), Class A	13,523	119,543
Chico’s FAS, Inc.*	46,200	254,100
Children’s Place, Inc. (The)*	7,700	309,925
Citi Trends, Inc.*	5,100	97,002
Conn’s, Inc.*	7,900	47,874
Designer Brands, Inc., Class A	33,300	291,042
Duluth Holdings, Inc., Class B*	700	4,466
EVgo, Inc.(x)*	57,000	444,030
Foot Locker, Inc.	41,900	1,663,011
Franchise Group, Inc.(x)	14,700	400,575
Genesco, Inc.*	6,657	245,510
Group 1 Automotive, Inc.	8,937	2,023,516
GrowGeneration Corp.*	28,000	95,760
Guess?, Inc.(x)	17,200	334,712
Haverty Furniture Cos., Inc.	6,100	194,651
Hibbett, Inc.	6,255	368,920
Lands’ End, Inc.*	1,300	12,636
LL Flooring Holdings, Inc.*	4,300	16,340
MarineMax, Inc.*	11,500	330,625
Monro, Inc.	17,704	875,109
Murphy USA, Inc.	11,900	3,070,795
National Vision Holdings, Inc.*	44,892	845,765
ODP Corp. (The)*	22,200	998,556
Overstock.com, Inc.(x)*	23,300	472,291
PetMed Express, Inc.(x)	4,700	76,328
Revolve Group, Inc.(x)*	18,600	489,180
Sally Beauty Holdings, Inc.*	68,800	1,071,904
Shoe Carnival, Inc.	13,000	333,450
Signet Jewelers Ltd.	27,100	2,107,838
Sleep Number Corp.*	12,400	377,084
Sonic Automotive, Inc., Class A	14,925	811,024
Sportsman’s Warehouse Holdings, Inc.*	16,100	136,528
Stitch Fix, Inc., Class A*	32,600	166,586
Tilly’s, Inc., Class A*	1,500	11,565
Torrid Holdings, Inc.(x)*	5,200	22,672
TravelCenters of America, Inc.(x)*	6,600	570,900
Upbound Group, Inc.	34,203	838,316
Urban Outfitters, Inc.*	40,000	1,108,800
Warby Parker, Inc., Class A(x)*	42,100	445,839
Winmark Corp.	1,500	480,645
Zumiez, Inc.*	3,000	55,320

		32,863,142

Textiles, Apparel & Luxury Goods (0.8%)
Allbirds, Inc., Class A(x)*	3,200	3,840
Crocs, Inc.*	31,334	3,961,871
Ermenegildo Zegna NV	31,600	431,024
G-III Apparel Group Ltd.*	24,300	377,865
Kontoor Brands, Inc.	25,200	1,219,428
Movado Group, Inc.	6,200	178,374
Oxford Industries, Inc.	8,800	929,192
Steven Madden Ltd.	48,610	1,749,960
Unifi, Inc.*	10,500	85,785
Wolverine World Wide, Inc.	45,080	768,614

		9,705,953

Total Consumer Discretionary		138,960,152

Consumer Staples (3.7%)
Beverages (0.6%)
Celsius Holdings, Inc.*	27,400	2,546,556
Coca-Cola Consolidated, Inc.	2,700	1,444,716
Duckhorn Portfolio, Inc. (The)*	12,700	201,930
MGP Ingredients, Inc.	6,400	619,008
National Beverage Corp.*	10,900	574,648
Primo Water Corp.	90,700	1,392,245
Vintage Wine Estates, Inc.(x)*	4,800	5,136
Vita Coco Co., Inc. (The)(x)*	13,700	268,794

		7,053,033

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	16,309	673,888
Chefs’ Warehouse, Inc. (The)*	15,200	517,560
HF Foods Group, Inc.*	10,400	40,768
Ingles Markets, Inc., Class A	9,600	851,520
Natural Grocers by Vitamin Cottage, Inc.	13,500	158,625
PriceSmart, Inc.	11,552	825,737
Rite Aid Corp.(x)*	49,494	110,866
SpartanNash Co.	16,870	418,376
Sprouts Farmers Market, Inc.*	61,700	2,161,351
United Natural Foods, Inc.*	28,688	755,929
Village Super Market, Inc., Class A	6,300	144,144
Weis Markets, Inc.	8,451	715,546

		7,374,310

Food Products (1.2%)
Alico, Inc.	1,000	24,200
AppHarvest, Inc.(x)*	90,900	55,658
B&G Foods, Inc.(x)	37,900	588,587
Benson Hill, Inc.(x)*	44,500	51,175
Beyond Meat, Inc.*	31,000	503,130
BRC, Inc., Class A(x)*	24,100	123,874
Calavo Growers, Inc.	8,900	256,053
Cal-Maine Foods, Inc.	17,484	1,064,601
Fresh Del Monte Produce, Inc.	18,604	560,166
Hain Celestial Group, Inc. (The)*	37,900	649,985
Hostess Brands, Inc.*	69,300	1,724,184
J & J Snack Foods Corp.	8,703	1,289,959
John B Sanfilippo & Son, Inc.	3,000	290,760
Lancaster Colony Corp.	10,837	2,198,611
Lifecore Biomedical, Inc.*	17,300	65,307
Local Bounti Corp.(x)*	1,400	1,116
Mission Produce, Inc.*	12,200	135,542
Seneca Foods Corp., Class A*	6,600	344,982
Simply Good Foods Co. (The)*	48,000	1,908,960
Sovos Brands, Inc.*	15,700	261,876
SunOpta, Inc.*	49,200	378,840
Tattooed Chef, Inc.(x)*	52,500	74,550
Tootsie Roll Industries, Inc.	8,182	367,468
TreeHouse Foods, Inc.(x)*	27,000	1,361,610
Utz Brands, Inc.	30,600	503,982
Vital Farms, Inc.*	10,200	156,060
VZS Enterprises, Inc.(r)*	3,688	—
Whole Earth Brands, Inc.*	4,700	12,032

		14,953,268

Household Products (0.3%)
Central Garden & Pet Co.*	5,000	205,300
Central Garden & Pet Co., Class A*	23,833	931,155
Energizer Holdings, Inc.	35,300	1,224,910
WD-40 Co.	8,327	1,482,623

		3,843,988

Personal Care Products (0.9%)
Beauty Health Co. (The)(x)*	44,200	558,246
BellRing Brands, Inc.*	68,415	2,326,110
e.l.f. Beauty, Inc.*	24,600	2,025,810
Edgewell Personal Care Co.	30,300	1,285,326
Herbalife Nutrition Ltd.(x)*	49,900	803,390
Honest Co., Inc. (The)*	52,600	94,680
Inter Parfums, Inc.	9,200	1,308,608
Medifast, Inc.	6,100	632,387
Nature’s Sunshine Products, Inc.*	2,900	29,609
Nu Skin Enterprises, Inc., Class A	25,800	1,014,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Thorne HealthTech, Inc.*	1,100	$5,082
USANA Health Sciences, Inc.*	7,100	446,590
Veru, Inc.(x)*	55,700	64,612

		10,594,648

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	30,000	23,070
Turning Point Brands, Inc.	10,000	210,000
Universal Corp.	14,253	753,841
Vector Group Ltd.	78,308	940,479

		1,927,390

Total Consumer Staples		45,746,637

Energy (6.3%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	71,400	697,578
Borr Drilling Ltd.*	105,400	798,932
Bristow Group, Inc.*	8,566	191,878
Cactus, Inc., Class A	30,800	1,269,884
ChampionX Corp.	107,900	2,927,327
Diamond Offshore Drilling, Inc.*	50,400	606,816
DMC Global, Inc.*	12,200	268,034
Dril-Quip, Inc.*	21,800	625,442
Expro Group Holdings NV*	39,049	716,940
Helix Energy Solutions Group, Inc.*	79,900	618,426
Helmerich & Payne, Inc.	54,700	1,955,525
Liberty Energy, Inc., Class A	72,000	922,320
Nabors Industries Ltd.*	3,600	438,876
National Energy Services Reunited Corp.*	19,600	103,096
Newpark Resources, Inc.*	57,902	222,923
NexTier Oilfield Solutions, Inc.*	91,536	727,711
Noble Corp. plc*	44,153	1,742,719
Oceaneering International, Inc.*	55,500	978,465
Oil States International, Inc.*	41,400	344,862
Patterson-UTI Energy, Inc.	106,300	1,243,710
ProFrac Holding Corp., Class A(x)*	11,300	143,171
ProPetro Holding Corp.*	45,500	327,145
RPC, Inc.	37,300	286,837
Select Energy Services, Inc., Class A(x)	37,900	263,784
Solaris Oilfield Infrastructure, Inc., Class A	23,900	204,106
TETRA Technologies, Inc.*	53,500	141,775
Tidewater, Inc.*	21,450	945,516
US Silica Holdings, Inc.*	39,800	475,212
Valaris Ltd.*	30,700	1,997,342
Weatherford International plc*	35,600	2,112,860

		24,299,212

Oil, Gas & Consumable Fuels (4.4%)
Aemetis, Inc.(x)*	28,200	65,424
Alto Ingredients, Inc.*	75,500	113,250
Amplify Energy Corp.(x)*	18,100	124,347
Arch Resources, Inc.	8,700	1,143,702
Ardmore Shipping Corp.	19,700	292,939
Battalion Oil Corp.*	700	4,599
Berry Corp.	38,200	299,870
California Resources Corp.	43,700	1,682,450
Callon Petroleum Co.*	24,400	815,936
Centrus Energy Corp., Class A*	5,700	183,540
Chord Energy Corp.	22,329	3,005,483
Civitas Resources, Inc.	37,206	2,542,658
Clean Energy Fuels Corp.*	90,259	393,529
CNX Resources Corp.*	110,600	1,771,812
Comstock Resources, Inc.	47,600	513,604
CONSOL Energy, Inc.	16,700	973,109
Crescent Energy Co., Class A(x)	19,240	217,604
CVR Energy, Inc.	20,900	685,102
Delek US Holdings, Inc.	33,827	776,330
Denbury, Inc.*	26,200	2,295,906
DHT Holdings, Inc.	61,900	669,139
Dorian LPG Ltd.	21,738	433,456
Earthstone Energy, Inc., Class A(x)*	21,300	277,113
Empire Petroleum Corp.*	1,600	19,856
Energy Fuels, Inc.(x)*	75,100	419,058
Equitrans Midstream Corp.	212,500	1,228,250
Excelerate Energy, Inc., Class A	11,500	254,610
FLEX LNG Ltd.(x)	14,400	483,552
Frontline plc	68,400	1,132,704
Gevo, Inc.(x)*	163,500	251,790
Golar LNG Ltd.*	55,400	1,196,640
Green Plains, Inc.*	26,600	824,334
Gulfport Energy Corp.*	6,000	480,000
HighPeak Energy, Inc.(x)	9,600	220,800
International Seaways, Inc.	24,804	1,033,831
Jura Energy Corp.*	690	41
Kinetik Holdings, Inc.(x)	9,300	291,090
Kosmos Energy Ltd.*	234,000	1,740,960
Magnolia Oil & Gas Corp., Class A	88,200	1,929,816
Matador Resources Co.	58,900	2,806,585
Murphy Oil Corp.	76,100	2,814,178
NACCO Industries, Inc., Class A	800	28,856
NextDecade Corp.(x)*	34,000	168,980
Nordic American Tankers Ltd.	131,701	521,536
Northern Oil and Gas, Inc.	31,500	956,025
Par Pacific Holdings, Inc.*	23,900	697,880
PBF Energy, Inc., Class A	62,250	2,699,160
Peabody Energy Corp.*	59,400	1,520,640
Permian Resources Corp.	94,000	987,000
Ranger Oil Corp.	10,800	441,072
REX American Resources Corp.*	9,900	283,041
Riley Exploration Permian, Inc.(x)	3,700	140,822
Ring Energy, Inc.(x)*	86,200	163,780
SandRidge Energy, Inc.*	17,900	257,939
Scorpio Tankers, Inc.	25,930	1,460,118
SFL Corp. Ltd.	51,605	490,247
SilverBow Resources, Inc.(x)*	9,800	223,930
Sitio Royalties Corp.(x)	31,565	713,369
SM Energy Co.	61,700	1,737,472
Talos Energy, Inc.*	33,300	494,172
Teekay Corp.*	28,500	176,130
Teekay Tankers Ltd., Class A*	10,500	450,765
Tellurian, Inc.(x)*	257,200	316,356
Uranium Energy Corp.(x)*	166,600	479,808
Ur-Energy, Inc.*	49,700	52,682
VAALCO Energy, Inc.	47,200	213,816
Vertex Energy, Inc.(x)*	29,500	291,460
Vital Energy, Inc.*	6,600	300,564
W&T Offshore, Inc.*	78,444	398,496
World Fuel Services Corp.	37,600	960,680

		54,035,793

Total Energy		78,335,005

Financials (15.8%)
Banks (8.2%)
1st Source Corp.	5,872	253,377
ACNB Corp.(x)	1,300	42,315
Amalgamated Financial Corp.	9,000	159,210
Amerant Bancorp, Inc.	13,500	293,760
American National Bankshares, Inc.	4,900	155,330
Ameris Bancorp	37,094	1,356,899
Arrow Financial Corp.	7,304	181,943
Associated Banc-Corp.	78,600	1,413,228
Atlantic Union Bankshares Corp.	40,774	1,429,129
Axos Financial, Inc.*	34,600	1,277,432
Banc of California, Inc.	20,600	258,118
BancFirst Corp.	9,900	822,690
Bancorp, Inc. (The)*	29,900	832,715
Bank First Corp.(x)	2,200	161,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Marin Bancorp	5,800	$126,962
Bank of NT Butterfield & Son Ltd. (The)	31,000	837,000
BankUnited, Inc.	43,400	979,972
Bankwell Financial Group, Inc.(x)	500	12,430
Banner Corp.	17,800	967,786
Bar Harbor Bankshares	7,446	196,947
BayCom Corp.	2,700	46,116
BCB Bancorp, Inc.	3,000	39,390
Berkshire Hills Bancorp, Inc.	25,770	645,796
Blue Foundry Bancorp*	2,800	26,656
Blue Ridge Bankshares, Inc.	1,000	10,200
Bridgewater Bancshares, Inc.*	7,600	82,384
Brookline Bancorp, Inc.	42,080	441,840
Business First Bancshares, Inc.	4,300	73,659
Byline Bancorp, Inc.	9,700	209,714
Cadence Bank	91,780	1,905,353
Cambridge Bancorp	1,800	116,658
Camden National Corp.	6,350	229,806
Capital Bancorp, Inc.	1,200	19,968
Capital City Bank Group, Inc.	6,600	193,446
Capitol Federal Financial, Inc.	78,900	530,997
Capstar Financial Holdings, Inc.	3,300	49,995
Carter Bankshares, Inc.*	4,900	68,600
Cathay General Bancorp	42,247	1,458,366
Central Pacific Financial Corp.	10,600	189,740
Citizens & Northern Corp.	6,102	130,461
City Holding Co.	8,550	777,024
Civista Bancshares, Inc.	1,600	27,008
CNB Financial Corp.	8,400	161,280
Coastal Financial Corp.*	2,700	97,227
Colony Bankcorp, Inc.	1,400	14,280
Columbia Financial, Inc.*	19,400	354,632
Community Bank System, Inc.	28,302	1,485,572
Community Trust Bancorp, Inc.	6,025	228,649
ConnectOne Bancorp, Inc.	15,300	270,504
CrossFirst Bankshares, Inc.*	15,100	158,248
Customers Bancorp, Inc.*	13,600	251,872
CVB Financial Corp.	76,087	1,269,131
Dime Community Bancshares, Inc.	17,832	405,143
Eagle Bancorp, Inc.	15,450	517,112
Eastern Bankshares, Inc.	93,258	1,176,916
Enterprise Bancorp, Inc.	5,600	176,176
Enterprise Financial Services Corp.	17,927	799,365
Equity Bancshares, Inc., Class A	7,100	173,027
Esquire Financial Holdings, Inc.	1,000	39,100
Farmers & Merchants Bancorp, Inc.(x)	3,800	92,416
Farmers National Banc Corp.(x)	15,600	197,184
FB Financial Corp.	19,016	591,017
Financial Institutions, Inc.	7,300	140,744
First Bancorp (Nasdaq Stock Exchange)	16,410	582,883
First Bancorp (Quotrix Stock Exchange)	98,900	1,129,438
First Bancorp, Inc. (The)	5,419	140,298
First Bancshares, Inc. (The)	7,100	183,393
First Bank	900	9,090
First Busey Corp.	29,559	601,230
First Business Financial Services, Inc.	800	24,408
First Commonwealth Financial Corp.	51,413	639,064
First Community Bankshares, Inc.	6,800	170,340
First Financial Bancorp	54,043	1,176,516
First Financial Bankshares, Inc.	73,748	2,352,561
First Financial Corp.	4,800	179,904
First Foundation, Inc.	25,400	189,230
First Guaranty Bancshares, Inc.(x)	400	6,268
First Internet Bancorp	4,300	71,595
First Interstate BancSystem, Inc., Class A	55,466	1,656,215
First Merchants Corp.	28,377	935,022
First Mid Bancshares, Inc.	9,400	255,868
First of Long Island Corp. (The)	10,475	141,412
First Western Financial, Inc.*	500	9,900
Five Star Bancorp	1,700	36,278
Flushing Financial Corp.	11,742	174,838
Fulton Financial Corp.	100,400	1,387,528
FVCBankcorp, Inc.*	1,875	19,969
German American Bancorp, Inc.	11,850	395,435
Glacier Bancorp, Inc.	57,638	2,421,372
Great Southern Bancorp, Inc.	4,230	214,376
Greene County Bancorp, Inc.(x)	2,800	63,504
Guaranty Bancshares, Inc.	2,790	77,757
Hancock Whitney Corp.	49,287	1,794,047
Hanmi Financial Corp.	9,400	174,558
HarborOne Bancorp, Inc.	15,924	194,273
HBT Financial, Inc.	3,100	61,132
Heartland Financial USA, Inc.	20,200	774,872
Heritage Commerce Corp.	30,500	254,065
Heritage Financial Corp.	26,162	559,867
Hilltop Holdings, Inc.	25,900	768,453
Hingham Institution For Savings (The)(x)	800	186,752
Home Bancorp, Inc.	4,400	145,332
Home BancShares, Inc.	95,901	2,082,011
HomeStreet, Inc.	10,200	183,498
HomeTrust Bancshares, Inc.	8,000	196,720
Hope Bancorp, Inc.	74,114	727,799
Horizon Bancorp, Inc.	13,950	154,287
Independent Bank Corp.	10,100	179,477
Independent Bank Corp./MA	25,437	1,669,176
Independent Bank Group, Inc.	18,155	841,484
International Bancshares Corp.	31,590	1,352,684
John Marshall Bancorp, Inc.(x)	2,300	49,680
Kearny Financial Corp.	58,411	474,297
Lakeland Bancorp, Inc.	31,035	485,387
Lakeland Financial Corp.	13,900	870,696
Live Oak Bancshares, Inc.	17,600	428,912
Luther Burbank Corp.	12,800	121,344
Macatawa Bank Corp.	14,700	150,234
Mercantile Bank Corp.	5,900	180,422
Metrocity Bankshares, Inc.	5,900	100,831
Metropolitan Bank Holding Corp.*	5,100	172,839
Mid Penn Bancorp, Inc.	1,900	48,659
Midland States Bancorp, Inc.	8,000	171,360
MidWestOne Financial Group, Inc.	6,600	161,172
MVB Financial Corp.	2,300	47,472
National Bank Holdings Corp., Class A	23,100	772,926
NBT Bancorp, Inc.	24,682	832,030
Nicolet Bankshares, Inc.*	6,200	390,910
Northeast Bank	1,500	50,490
Northfield Bancorp, Inc.	14,683	172,966
Northwest Bancshares, Inc.	65,110	783,273
OceanFirst Financial Corp.	33,679	622,388
OFG Bancorp	24,000	598,560
Old National Bancorp	149,472	2,155,386
Old Second Bancorp, Inc.	14,700	206,682
Origin Bancorp, Inc.	9,000	289,350
Orrstown Financial Services, Inc.	700	13,902
Pacific Premier Bancorp, Inc.	48,933	1,175,371
Park National Corp.	7,748	918,680
Parke Bancorp, Inc.	600	10,668
Pathward Financial, Inc.	20,900	867,141
PCB Bancorp	2,500	36,225
Peapack-Gladstone Financial Corp.	6,500	192,530
Peoples Bancorp, Inc.	9,128	235,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Peoples Financial Services Corp.	3,500	$151,725
Preferred Bank	6,900	378,189
Premier Financial Corp.	19,333	400,773
Primis Financial Corp.	9,200	88,596
Provident Bancorp, Inc.	1,800	12,312
Provident Financial Services, Inc.	40,315	773,242
QCR Holdings, Inc.	5,600	245,896
RBB Bancorp	6,100	94,550
Red River Bancshares, Inc.	1,200	57,732
Renasant Corp.	32,481	993,269
Republic Bancorp, Inc., Class A	4,600	195,178
Republic First Bancorp, Inc.(x)*	25,500	34,680
S&T Bancorp, Inc.	21,157	665,388
Sandy Spring Bancorp, Inc.	26,748	694,913
Seacoast Banking Corp. of Florida	34,259	811,938
ServisFirst Bancshares, Inc.	25,400	1,387,602
Shore Bancshares, Inc.	2,700	38,556
Sierra Bancorp	7,266	125,121
Simmons First National Corp., Class A	63,529	1,111,122
SmartFinancial, Inc.	2,100	48,594
South Plains Financial, Inc.	2,900	62,089
Southern First Bancshares, Inc.*	3,500	107,450
Southern Missouri Bancorp, Inc.	4,800	179,568
Southside Bancshares, Inc.	16,189	537,475
SouthState Corp.	37,766	2,691,205
Stellar Bancorp, Inc.	24,904	612,887
Sterling Bancorp, Inc.*	2,400	13,584
Stock Yards Bancorp, Inc.	14,850	818,829
Summit Financial Group, Inc.	5,400	112,050
Texas Capital Bancshares, Inc.*	29,400	1,439,424
Third Coast Bancshares, Inc.*	1,600	25,136
Tompkins Financial Corp.	8,400	556,164
Towne Bank	43,921	1,170,495
TriCo Bancshares	22,112	919,638
Triumph Financial, Inc.*	12,300	714,138
TrustCo Bank Corp.	6,690	213,679
Trustmark Corp.	38,880	960,336
UMB Financial Corp.	25,618	1,478,671
United Bankshares, Inc.	66,864	2,353,613
United Community Banks, Inc.	51,400	1,445,368
Unity Bancorp, Inc.	1,000	22,810
Univest Financial Corp.	11,225	266,482
USCB Financial Holdings, Inc.(x)*	1,300	12,857
Valley National Bancorp	217,186	2,006,799
Veritex Holdings, Inc.	29,970	547,252
Washington Federal, Inc.	32,700	984,924
Washington Trust Bancorp, Inc.	8,100	280,746
WesBanco, Inc.	31,167	956,827
West Bancorp, Inc.	8,100	147,987
Westamerica Bancorp	14,274	632,338
WSFS Financial Corp.	35,045	1,318,042

		100,864,138

Capital Markets (1.7%)
Artisan Partners Asset Management, Inc., Class A	28,900	924,222
AssetMark Financial Holdings, Inc.*	10,000	314,500
Associated Capital Group, Inc., Class A	4,500	166,275
Avantax, Inc.*	24,900	655,368
B Riley Financial, Inc.(x)	10,374	294,518
Bakkt Holdings, Inc.(x)*	55,900	96,148
BGC Partners, Inc., Class A	176,900	925,187
Brightsphere Investment Group, Inc.	16,700	393,786
Cohen & Steers, Inc.	11,909	761,700
Diamond Hill Investment Group, Inc.	1,313	216,094
Donnelley Financial Solutions, Inc.*	15,900	649,674
Federated Hermes, Inc., Class B	54,400	2,183,616
Focus Financial Partners, Inc., Class A*	30,224	1,567,719
GCM Grosvenor, Inc., Class A	10,500	82,005
Hamilton Lane, Inc., Class A	17,000	1,257,660
Houlihan Lokey, Inc.	29,000	2,537,210
MarketWise, Inc.(x)*	5,500	10,175
Moelis & Co., Class A	37,800	1,453,032
Open Lending Corp., Class A*	54,100	380,864
Oppenheimer Holdings, Inc., Class A	5,700	223,155
Perella Weinberg Partners	24,100	219,310
Piper Sandler Cos.	8,400	1,164,324
PJT Partners, Inc., Class A	12,900	931,251
Sculptor Capital Management, Inc.	19,400	167,034
Silvercrest Asset Management Group, Inc., Class A	800	14,544
Star Holdings*	6,059	105,362
StepStone Group, Inc., Class A	26,600	645,582
StoneX Group, Inc.*	8,700	900,711
Value Line, Inc.	800	38,664
Victory Capital Holdings, Inc., Class A	9,800	286,846
Virtus Investment Partners, Inc.	4,078	776,410
WisdomTree, Inc.	44,600	261,356

		20,604,302

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	4,000	108,520
Bread Financial Holdings, Inc.	25,200	764,064
Consumer Portfolio Services, Inc.*	1,700	18,173
Curo Group Holdings Corp.(x)	23,100	39,963
Encore Capital Group, Inc.(x)*	15,700	792,065
Enova International, Inc.*	16,213	720,344
EZCORP, Inc., Class A*	24,396	209,806
FirstCash Holdings, Inc.	23,735	2,263,607
Green Dot Corp., Class A*	32,600	560,068
LendingClub Corp.*	49,700	358,337
LendingTree, Inc.*	9,500	253,270
Moneylion, Inc.(x)*	30,900	17,545
Navient Corp.	58,600	937,014
Nelnet, Inc., Class A	11,669	1,072,264
NerdWallet, Inc., Class A(x)*	13,300	215,194
Oportun Financial Corp.*	8,100	31,266
OppFi, Inc.(x)*	3,300	6,765
PRA Group, Inc.*	29,048	1,131,710
PROG Holdings, Inc.*	37,400	889,746
Regional Management Corp.	4,700	122,623
Sunlight Financial Holdings, Inc.(x)*	13,900	4,341
World Acceptance Corp.(x)*	2,481	206,642

		10,723,327

Financial Services (1.8%)
Alerus Financial Corp.	3,200	51,360
A-Mark Precious Metals, Inc.	7,400	256,410
AvidXchange Holdings, Inc.*	73,900	576,420
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	267,322
Cannae Holdings, Inc.*	49,100	990,838
Cantaloupe, Inc.*	8,700	49,590
Cass Information Systems, Inc.	7,978	345,527
Compass Diversified Holdings	30,500	581,940
Enact Holdings, Inc.(x)	9,000	205,740
Essent Group Ltd.	53,100	2,126,655
Evertec, Inc.	38,100	1,285,875
Federal Agricultural Mortgage Corp., Class C	3,700	492,803
Finance of America Cos., Inc., Class A(x)*	2,300	2,852
Flywire Corp.*	32,054	941,106
Home Point Capital, Inc.	1,000	1,930
I3 Verticals, Inc., Class A*	9,700	237,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
International Money Express, Inc.*	12,600	$324,828
Jackson Financial, Inc., Class A	38,100	1,425,321
Marqeta, Inc., Class A*	218,900	1,000,373
Merchants Bancorp	7,850	204,414
MoneyGram International, Inc.*	45,400	473,068
Mr Cooper Group, Inc.*	36,588	1,499,010
NMI Holdings, Inc., Class A*	46,600	1,040,578
Payoneer Global, Inc.*	109,100	685,148
Paysafe Ltd.*	14,209	245,389
PennyMac Financial Services, Inc.	18,300	1,090,863
Priority Technology Holdings, Inc.(x)*	1,600	5,744
Radian Group, Inc.	84,100	1,858,610
Remitly Global, Inc.*	42,400	718,680
Repay Holdings Corp.*	43,900	288,423
StoneCo Ltd., Class A*	139,700	1,332,738
SWK Holdings Corp.(x)*	200	3,572
Velocity Financial, Inc.*	800	7,224
Walker & Dunlop, Inc.	15,945	1,214,531
Waterstone Financial, Inc.	11,200	169,456

		22,002,279

Insurance (2.2%)
Ambac Financial Group, Inc.*	19,600	303,408
American Equity Investment Life Holding Co.	39,293	1,433,802
AMERISAFE, Inc.	11,000	538,450
Argo Group International Holdings Ltd.	19,085	559,000
Bright Health Group, Inc.(x)*	161,300	35,534
BRP Group, Inc., Class A*	29,500	751,070
CNO Financial Group, Inc.	60,901	1,351,393
Crawford & Co., Class A	300	2,508
Donegal Group, Inc., Class A	12,844	196,256
eHealth, Inc.*	17,600	164,736
Employers Holdings, Inc.	19,801	825,504
Enstar Group Ltd.*	6,588	1,527,033
Genworth Financial, Inc., Class A*	286,600	1,438,732
Goosehead Insurance, Inc., Class A*	9,200	480,240
Greenlight Capital Re Ltd., Class A*	14,693	137,967
HCI Group, Inc.(x)	5,000	268,000
Hippo Holdings, Inc.(x)*	6,551	106,323
Horace Mann Educators Corp.	23,137	774,627
Investors Title Co.	800	120,800
James River Group Holdings Ltd.	16,900	348,985
Kinsale Capital Group, Inc.	11,200	3,361,680
Lemonade, Inc.(x)*	20,300	289,478
MBIA, Inc.*	33,200	307,432
Mercury General Corp.	13,500	428,490
National Western Life Group, Inc., Class A	1,100	266,882
NI Holdings, Inc.*	1,600	20,800
Oscar Health, Inc., Class A*	68,100	445,374
Palomar Holdings, Inc.*	12,600	695,520
ProAssurance Corp.	29,900	552,552
RLI Corp.	21,996	2,923,488
Root, Inc., Class A(x)*	4,022	18,139
Safety Insurance Group, Inc.	8,375	624,105
Selective Insurance Group, Inc.	32,832	3,129,875
Selectquote, Inc.*	92,977	201,760
SiriusPoint Ltd.*	38,700	314,631
Stewart Information Services Corp.	12,727	513,534
Tiptree, Inc.	13,300	193,781
Trean Insurance Group, Inc.*	4,600	28,152
Trupanion, Inc.(x)*	19,900	853,511
United Fire Group, Inc.	8,264	219,409
Universal Insurance Holdings, Inc.	18,200	331,604

		27,084,565

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)	5,700	69,312
Angel Oak Mortgage REIT, Inc. (REIT)(x)	1,900	13,870
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	805,380
Arbor Realty Trust, Inc. (REIT)(x)	86,400	992,736
Ares Commercial Real Estate Corp. (REIT)(x)	21,900	199,071
ARMOUR Residential REIT, Inc. (REIT)(x)	38,400	201,600
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	86,700	1,547,595
BrightSpire Capital, Inc. (REIT)	31,100	183,490
Broadmark Realty Capital, Inc. (REIT)	74,700	351,090
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,600	21,616
Chimera Investment Corp. (REIT)(x)	111,400	628,296
Claros Mortgage Trust, Inc. (REIT)(x)	46,400	540,560
Dynex Capital, Inc. (REIT)(x)	29,200	353,904
Ellington Financial, Inc. (REIT)(x)	27,300	333,333
Franklin BSP Realty Trust, Inc. (REIT)(x)	42,443	506,345
Granite Point Mortgage Trust, Inc. (REIT)	30,900	153,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	40,900	1,169,740
Invesco Mortgage Capital, Inc. (REIT)	31,679	351,320
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	297,279
Ladder Capital Corp. (REIT)	65,148	615,649
MFA Financial, Inc. (REIT)	65,875	653,480
New York Mortgage Trust, Inc. (REIT)	54,250	540,330
Nexpoint Real Estate Finance, Inc. (REIT)	2,400	37,608
Orchid Island Capital, Inc. (REIT)(x)	34,759	372,964
PennyMac Mortgage Investment Trust (REIT)(x)	50,745	625,686
Ready Capital Corp. (REIT)(x)	27,156	276,177
Redwood Trust, Inc. (REIT)	54,691	368,617
TPG RE Finance Trust, Inc. (REIT)	27,700	201,102
Two Harbors Investment Corp. (REIT)	39,750	584,722

		12,996,136

Total Financials		194,274,747

Health Care (15.7%)
Biotechnology (6.4%)
2seventy bio, Inc.*	19,033	194,137
4D Molecular Therapeutics, Inc.*	13,600	233,784
Aadi Bioscience, Inc.(x)*	5,800	41,992
Absci Corp.(x)*	13,800	24,150
ACADIA Pharmaceuticals, Inc.*	62,200	1,170,604
Adicet Bio, Inc.*	17,400	100,224
ADMA Biologics, Inc.*	83,200	275,392
Aerovate Therapeutics, Inc.(x)*	6,400	129,088
Affimed NV(x)*	86,600	64,569
Agenus, Inc.*	118,700	180,424
Agios Pharmaceuticals, Inc.*	32,000	735,040
Akero Therapeutics, Inc.*	19,500	746,070
Alector, Inc.*	26,800	165,892
Alkermes plc*	83,300	2,348,227
Allogene Therapeutics, Inc.(x)*	42,851	211,684
Allovir, Inc.*	27,800	109,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Alpine Immune Sciences, Inc.*	5,900	$45,548
ALX Oncology Holdings, Inc.*	19,700	89,044
Amicus Therapeutics, Inc.*	145,700	1,615,813
AnaptysBio, Inc.*	14,000	304,640
Anavex Life Sciences Corp.(x)*	32,200	275,954
Anika Therapeutics, Inc.*	11,100	318,792
Apellis Pharmaceuticals, Inc.*	48,900	3,225,444
Arbutus Biopharma Corp.*	47,300	143,319
Arcellx, Inc.*	11,700	360,477
Arcturus Therapeutics Holdings, Inc.*	12,200	292,434
Arcus Biosciences, Inc.*	25,900	472,416
Arcutis Biotherapeutics, Inc.*	21,200	233,200
Arrowhead Pharmaceuticals, Inc.*	57,500	1,460,500
Atara Biotherapeutics, Inc.*	65,900	191,110
Aura Biosciences, Inc.(x)*	4,300	39,904
Aurinia Pharmaceuticals, Inc.(x)*	67,600	740,896
Avid Bioservices, Inc.*	26,500	497,140
Avidity Biosciences, Inc.*	24,600	377,610
Beam Therapeutics, Inc.(x)*	32,000	979,840
BioCryst Pharmaceuticals, Inc.*	95,400	795,636
Biohaven Ltd.(x)*	33,100	452,146
Bioxcel Therapeutics, Inc.(x)*	16,300	304,158
Bluebird Bio, Inc.*	51,200	162,816
Blueprint Medicines Corp.*	30,500	1,372,195
Bridgebio Pharma, Inc.*	56,351	934,300
C4 Therapeutics, Inc.*	26,600	83,524
CareDx, Inc.*	26,900	245,866
Caribou Biosciences, Inc.*	25,200	133,812
Catalyst Pharmaceuticals, Inc.*	74,800	1,240,184
Celldex Therapeutics, Inc.*	20,300	730,394
Celularity, Inc., Class A(x)*	24,800	15,369
Century Therapeutics, Inc.(x)*	7,800	27,066
Cerevel Therapeutics Holdings, Inc.*	27,400	668,286
Chimerix, Inc.*	114,600	144,396
Chinook Therapeutics, Inc.*	26,060	603,289
Cogent Biosciences, Inc.*	39,700	428,363
Coherus Biosciences, Inc.*	41,500	283,860
Crinetics Pharmaceuticals, Inc.*	26,500	425,590
CTI BioPharma Corp.(x)*	54,700	229,740
Cullinan Oncology, Inc.*	19,300	197,439
Cytokinetics, Inc.*	40,200	1,414,638
Day One Biopharmaceuticals, Inc.(x)*	22,000	294,140
Deciphera Pharmaceuticals, Inc.*	21,700	335,265
Denali Therapeutics, Inc.*	56,900	1,310,976
Design Therapeutics, Inc.(x)*	18,000	103,860
Dynavax Technologies Corp.*	53,050	520,420
Dyne Therapeutics, Inc.*	14,900	171,648
Eagle Pharmaceuticals, Inc.*	8,400	238,308
Editas Medicine, Inc.(x)*	32,200	233,450
Eiger BioPharmaceuticals, Inc.*	19,000	17,041
Emergent BioSolutions, Inc.*	24,900	257,964
Enanta Pharmaceuticals, Inc.*	8,900	359,916
Enochian Biosciences, Inc.(x)*	10,400	9,517
EQRx, Inc.*	104,300	202,342
Erasca, Inc.(x)*	34,000	102,340
Fate Therapeutics, Inc.*	40,500	230,850
FibroGen, Inc.*	48,500	905,010
Foghorn Therapeutics, Inc.(x)*	4,500	27,900
Gelesis Holdings, Inc.(x)*	3,800	618
Generation Bio Co.(x)*	31,187	134,104
Geron Corp.*	187,411	406,682
Gossamer Bio, Inc.(x)*	29,300	36,918
GreenLight Biosciences Holdings PBC(x)*	12,200	5,275
Halozyme Therapeutics, Inc.*	71,935	2,747,198
Heron Therapeutics, Inc.(x)*	85,400	128,954
HilleVax, Inc.(x)*	5,400	89,262
Humacyte, Inc.(x)*	14,900	46,041
Icosavax, Inc.(x)*	9,900	57,420
Ideaya Biosciences, Inc.*	13,100	179,863
IGM Biosciences, Inc.(x)*	9,700	133,278
ImmunityBio, Inc.(x)*	87,800	159,796
ImmunoGen, Inc.*	126,168	484,485
Immunovant, Inc.*	23,300	361,383
Inhibrx, Inc.*	19,600	369,852
Inovio Pharmaceuticals, Inc.(x)*	183,500	150,470
Insmed, Inc.*	70,700	1,205,435
Instil Bio, Inc.*	35,600	23,524
Intellia Therapeutics, Inc.*	44,500	1,658,515
Intercept Pharmaceuticals, Inc.*	16,500	221,595
Invivyd, Inc.(x)*	34,600	41,520
Iovance Biotherapeutics, Inc.*	76,000	464,360
Ironwood Pharmaceuticals, Inc.*	68,900	724,828
iTeos Therapeutics, Inc.*	11,400	155,154
IVERIC bio, Inc.*	61,800	1,503,594
Janux Therapeutics, Inc.*	5,900	71,390
Jounce Therapeutics, Inc.(x)*	41,200	76,220
KalVista Pharmaceuticals, Inc.*	19,000	149,340
Karuna Therapeutics, Inc.*	15,080	2,739,131
Karyopharm Therapeutics, Inc.*	84,300	327,927
Keros Therapeutics, Inc.*	7,200	307,440
Kezar Life Sciences, Inc.*	37,900	118,627
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	250,708
Kinnate Biopharma, Inc.*	10,300	64,375
Kodiak Sciences, Inc.*	29,600	183,520
Kronos Bio, Inc.(x)*	31,300	45,698
Krystal Biotech, Inc.*	13,500	1,080,810
Kura Oncology, Inc.*	30,800	376,684
Kymera Therapeutics, Inc.*	15,000	444,450
Lexicon Pharmaceuticals, Inc.*	88,611	215,325
Lyell Immunopharma, Inc.(x)*	92,309	217,849
MacroGenics, Inc.*	55,500	397,935
Madrigal Pharmaceuticals, Inc.*	6,600	1,598,916
MannKind Corp.*	120,800	495,280
MeiraGTx Holdings plc*	20,200	104,434
Mersana Therapeutics, Inc.*	44,400	182,484
MiMedx Group, Inc.*	64,300	219,263
Mirum Pharmaceuticals, Inc.*	10,400	249,808
Monte Rosa Therapeutics, Inc.(x)*	11,300	88,027
Morphic Holding, Inc.*	10,700	402,748
Myriad Genetics, Inc.*	39,400	915,262
Nkarta, Inc.(x)*	41,500	147,325
Nurix Therapeutics, Inc.*	19,700	174,936
Nuvalent, Inc., Class A*	10,700	279,163
Ocugen, Inc.(x)*	151,200	128,989
Organogenesis Holdings, Inc.*	63,600	135,468
Outlook Therapeutics, Inc.(x)*	38,900	42,401
Pardes Biosciences, Inc.*	5,800	7,656
PDL BioPharma, Inc.(r)(x)*	111,727	45,199
PepGen, Inc.*	9,300	113,739
PMV Pharmaceuticals, Inc.*	22,500	107,325
Point Biopharma Global, Inc.(x)*	32,600	237,002
Praxis Precision Medicines, Inc.(x)*	70,400	56,954
Precigen, Inc.(x)*	93,700	99,322
Prime Medicine, Inc.(x)*	2,900	35,670
Prometheus Biosciences, Inc.*	18,200	1,953,224
Protagonist Therapeutics, Inc.*	28,600	657,800
Prothena Corp. plc*	17,700	857,919
PTC Therapeutics, Inc.*	39,200	1,898,848
Rallybio Corp.(x)*	4,100	23,411
RAPT Therapeutics, Inc.(x)*	19,100	350,485
Recursion Pharmaceuticals, Inc., Class A*	58,581	390,735
REGENXBIO, Inc.*	22,900	433,039
Relay Therapeutics, Inc.*	35,500	584,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Replimune Group, Inc.*	15,300	$270,198
REVOLUTION Medicines, Inc.*	39,400	853,404
Rigel Pharmaceuticals, Inc.*	238,440	314,741
Rocket Pharmaceuticals, Inc.*	18,900	323,757
Sage Therapeutics, Inc.*	26,300	1,103,548
Sana Biotechnology, Inc.(x)*	52,600	172,002
Sangamo Therapeutics, Inc.*	70,900	124,784
Seres Therapeutics, Inc.*	63,400	359,478
SpringWorks Therapeutics, Inc.(x)*	15,200	391,248
Stoke Therapeutics, Inc.*	19,200	159,936
Sutro Biopharma, Inc.*	37,800	174,636
Syndax Pharmaceuticals, Inc.*	26,700	563,904
Talaris Therapeutics, Inc.*	8,100	15,228
Tango Therapeutics, Inc.*	13,300	52,535
Tenaya Therapeutics, Inc.(x)*	5,300	15,105
TG Therapeutics, Inc.(x)*	62,900	946,016
Travere Therapeutics, Inc.*	27,600	620,724
Twist Bioscience Corp.*	25,712	387,737
Tyra Biosciences, Inc.(x)*	3,600	57,852
Vanda Pharmaceuticals, Inc.*	34,800	236,292
Vaxart, Inc.(x)*	102,200	77,335
Vaxcyte, Inc.*	37,388	1,401,302
VBI Vaccines, Inc.(x)*	164,000	49,692
Vera Therapeutics, Inc.(x)*	3,600	27,936
Veracyte, Inc.*	32,400	722,520
Vericel Corp.*	22,000	645,040
Verve Therapeutics, Inc.(x)*	23,600	340,312
Vir Biotechnology, Inc.*	36,800	856,336
Viridian Therapeutics, Inc.*	19,800	503,712
VistaGen Therapeutics, Inc.(x)*	275,000	34,292
Xencor, Inc.*	32,400	903,636
Y-mAbs Therapeutics, Inc.*	17,400	87,174
Zentalis Pharmaceuticals, Inc.*	24,354	418,889

		79,395,275

Health Care Equipment & Supplies (3.9%)
Alphatec Holdings, Inc.*	51,000	795,600
AngioDynamics, Inc.*	18,900	195,426
Artivion, Inc.*	18,168	238,001
AtriCure, Inc.*	27,900	1,156,455
Atrion Corp.	900	565,119
Avanos Medical, Inc.*	26,400	785,136
Axogen, Inc.*	26,200	247,590
Axonics, Inc.*	25,400	1,385,824
Bioventus, Inc., Class A(x)*	17,962	19,219
Butterfly Network, Inc.(x)*	92,800	174,464
Cardiovascular Systems, Inc.*	18,400	365,424
Cerus Corp.*	94,100	279,477
CONMED Corp.	15,887	1,650,024
Cue Health, Inc.*	47,200	85,904
Cutera, Inc.*	8,900	210,218
Embecta Corp.	28,900	812,668
Figs, Inc., Class A*	64,300	398,017
Glaukos Corp.*	23,122	1,158,412
Haemonetics Corp.*	26,200	2,168,050
Heska Corp.*	5,000	488,100
Inari Medical, Inc.*	24,299	1,500,220
Inogen, Inc.*	12,200	152,256
Inspire Medical Systems, Inc.*	15,200	3,557,864
Integer Holdings Corp.*	17,618	1,365,395
iRadimed Corp.	5,600	220,360
iRhythm Technologies, Inc.*	16,100	1,996,883
Lantheus Holdings, Inc.*	35,000	2,889,600
LeMaitre Vascular, Inc.	9,300	478,671
LivaNova plc*	28,000	1,220,240
Merit Medical Systems, Inc.*	29,207	2,159,858
Mesa Laboratories, Inc.	2,400	419,352
Nano-X Imaging Ltd.(x)*	20,900	120,593
Neogen Corp.*	112,913	2,091,149
Nevro Corp.*	19,500	704,925
NuVasive, Inc.*	28,609	1,181,838
Omnicell, Inc.*	23,355	1,370,238
OraSure Technologies, Inc.*	69,086	417,970
Orthofix Medical, Inc.*	18,534	310,445
OrthoPediatrics Corp.*	5,800	256,882
Outset Medical, Inc.*	23,700	436,080
Owlet, Inc.(x)*	10,900	3,536
Paragon 28, Inc.*	23,200	396,024
PROCEPT BioRobotics Corp.(x)*	12,900	366,360
Pulmonx Corp.*	18,400	205,712
RxSight, Inc.(x)*	4,100	68,388
Senseonics Holdings, Inc.(x)*	215,800	153,218
Shockwave Medical, Inc.*	18,523	4,016,342
SI-BONE, Inc.*	14,900	293,083
Sight Sciences, Inc.*	11,200	97,888
Silk Road Medical, Inc.*	18,400	719,992
STAAR Surgical Co.*	24,800	1,585,960
Surmodics, Inc.*	8,721	198,664
Tactile Systems Technology, Inc.*	24,000	394,080
Tenon Medical, Inc.(x)*	5,600	9,912
TransMedics Group, Inc.*	15,800	1,196,534
Treace Medical Concepts, Inc.*	13,300	335,027
UFP Technologies, Inc.*	2,900	376,536
Utah Medical Products, Inc.	2,600	246,402
Varex Imaging Corp.*	21,700	394,723
Vicarious Surgical, Inc.(x)*	11,900	27,013
ViewRay, Inc.*	96,300	333,198
Zimvie, Inc.*	12,800	92,544
Zynex, Inc.(x)*	25,600	307,200

		47,848,283

Health Care Providers & Services (2.5%)
23andMe Holding Co.(x)*	98,700	225,036
Accolade, Inc.*	39,296	565,076
AdaptHealth Corp.*	40,997	509,593
Addus HomeCare Corp.*	7,100	757,996
Agiliti, Inc.(x)*	11,200	178,976
AirSculpt Technologies, Inc.(x)	8,500	42,840
Alignment Healthcare, Inc.*	40,300	256,308
AMN Healthcare Services, Inc.*	22,500	1,866,600
Apollo Medical Holdings, Inc.*	18,800	685,636
ATI Physical Therapy, Inc.(x)*	17,400	4,423
Aveanna Healthcare Holdings, Inc.(x)*	25,000	26,000
Brookdale Senior Living, Inc.*	105,100	310,045
Cano Health, Inc.(x)*	156,700	142,597
CareMax, Inc.(x)*	19,300	51,531
Castle Biosciences, Inc.*	11,100	252,192
Clover Health Investments Corp.(x)*	192,300	162,513
Community Health Systems, Inc.*	88,300	432,670
CorVel Corp.*	4,600	875,288
Cross Country Healthcare, Inc.*	28,895	644,936
DocGo, Inc.*	42,000	363,300
Ensign Group, Inc. (The)	29,000	2,770,660
Fulgent Genetics, Inc.*	10,400	324,688
GeneDx Holdings Corp.(x)*	50,600	18,469
HealthEquity, Inc.*	43,400	2,548,014
Hims & Hers Health, Inc.*	47,700	473,184
Innovage Holding Corp.(x)*	22,300	177,954
Invitae Corp.(x)*	104,100	140,535
Joint Corp. (The)*	10,700	180,081
LifeStance Health Group, Inc.(x)*	39,500	293,485
ModivCare, Inc.*	6,823	573,678
National HealthCare Corp.	7,300	423,911
National Research Corp.	7,625	331,764
NeoGenomics, Inc.*	58,200	1,013,262
Oncology Institute, Inc. (The)(x)*	4,700	3,186
OPKO Health, Inc.(x)*	232,400	339,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Option Care Health, Inc.*	81,575	$2,591,638
Owens & Minor, Inc.*	37,000	538,350
P3 Health Partners, Inc.(x)*	3,800	4,028
Patterson Cos., Inc.	46,100	1,234,097
Pediatrix Medical Group, Inc.*	48,100	717,171
Pennant Group, Inc. (The)*	15,800	225,624
PetIQ, Inc.*	22,700	259,688
Privia Health Group, Inc.*	21,300	588,093
Progyny, Inc.*	38,800	1,246,256
R1 RCM, Inc.*	78,000	1,170,000
RadNet, Inc.*	24,900	623,247
Select Medical Holdings Corp.	59,703	1,543,323
Surgery Partners, Inc.*	26,200	903,114
US Physical Therapy, Inc.	7,007	686,055

		30,296,415

Health Care Technology (0.5%)
American Well Corp., Class A*	101,100	238,596
Babylon Holdings Ltd., Class A(x)*	847	4,311
Computer Programs and Systems, Inc.*	10,002	302,060
Evolent Health, Inc., Class A*	37,900	1,229,855
Health Catalyst, Inc.*	23,200	270,744
HealthStream, Inc.*	13,000	352,300
Multiplan Corp.*	191,300	202,778
NextGen Healthcare, Inc.*	30,476	530,587
Nutex Health, Inc.(x)*	149,700	151,197
OptimizeRx Corp.*	12,900	188,727
Pear Therapeutics, Inc.(x)*	7,700	1,964
Phreesia, Inc.*	24,800	800,792
Schrodinger, Inc.*	23,495	618,623
Sharecare, Inc.*	93,900	133,338
Simulations Plus, Inc.	6,900	303,186
Veradigm, Inc.*	72,600	947,430

		6,276,488

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc.*	104,400	787,176
Adaptive Biotechnologies Corp.*	56,200	496,246
Akoya Biosciences, Inc.*	9,800	80,164
Alpha Teknova, Inc.*	3,200	9,472
BioLife Solutions, Inc.*	12,800	278,400
Bionano Genomics, Inc.(x)*	218,700	242,757
Codexis, Inc.(x)*	41,100	170,154
CryoPort, Inc.(x)*	19,400	465,600
Cytek Biosciences, Inc.*	49,535	455,227
Inotiv, Inc.(x)*	11,000	47,630
MaxCyte, Inc.*	34,500	170,775
Medpace Holdings, Inc.*	13,200	2,482,260
NanoString Technologies, Inc.*	21,900	216,810
Nautilus Biotechnology, Inc.*	8,000	22,160
OmniAb, Inc.(r)*	3,688	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	54,358	200,037
Pacific Biosciences of California, Inc.*	118,200	1,368,756
PhenomeX, Inc.*	49,300	57,188
Quanterix Corp.*	19,700	222,019
Quantum-Si, Inc.*	25,000	44,000
Science 37 Holdings, Inc.(x)*	19,900	5,604
Seer, Inc.*	28,100	108,466
Singular Genomics Systems, Inc.(x)*	11,400	13,794
SomaLogic, Inc.*	75,400	192,270

		8,136,965

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	33,500	271,015
Amneal Pharmaceuticals, Inc.*	93,066	129,362
Amphastar Pharmaceuticals, Inc.*	20,500	768,750
Amylyx Pharmaceuticals, Inc.*	26,357	773,314
AN2 Therapeutics, Inc.(x)*	1,700	16,779
ANI Pharmaceuticals, Inc.*	6,850	272,082
Arvinas, Inc.*	23,000	628,360
Atea Pharmaceuticals, Inc.*	37,700	126,295
Athira Pharma, Inc.*	54,300	135,750
Axsome Therapeutics, Inc.(x)*	18,800	1,159,584
Cara Therapeutics, Inc.*	25,500	125,205
Cassava Sciences, Inc.(x)*	17,700	426,924
Collegium Pharmaceutical, Inc.*	21,600	518,184
Corcept Therapeutics, Inc.(x)*	44,400	961,704
DICE Therapeutics, Inc.(x)*	13,100	375,315
Edgewise Therapeutics, Inc.(x)*	18,900	126,063
Esperion Therapeutics, Inc.*	45,200	71,868
Evolus, Inc.*	33,100	280,026
EyePoint Pharmaceuticals, Inc.(x)*	5,900	17,346
Fulcrum Therapeutics, Inc.(x)*	37,900	108,015
Harmony Biosciences Holdings, Inc.(x)*	11,500	375,475
Innoviva, Inc.*	22,000	247,500
Intra-Cellular Therapies, Inc.*	46,200	2,501,730
Ligand Pharmaceuticals, Inc.*	9,726	715,445
Liquidia Corp.*	37,000	255,670
Nektar Therapeutics*	91,500	64,315
NGM Biopharmaceuticals, Inc.*	21,700	88,536
Nuvation Bio, Inc.*	90,680	150,529
Ocular Therapeutix, Inc.*	50,500	266,135
Pacira BioSciences, Inc.*	22,400	914,144
Phathom Pharmaceuticals, Inc.(x)*	22,400	159,936
Phibro Animal Health Corp., Class A	12,550	192,266
Prestige Consumer Healthcare, Inc.*	30,000	1,878,900
Provention Bio, Inc.*	51,100	1,231,510
Reata Pharmaceuticals, Inc., Class A(x)*	14,300	1,300,156
Relmada Therapeutics, Inc.*	9,200	20,792
Revance Therapeutics, Inc.*	42,200	1,359,262
Scilex Holding Co.(r)(x)*	19,092	133,071
SIGA Technologies, Inc.	33,500	192,625
Supernus Pharmaceuticals, Inc.*	26,600	963,718
Tarsus Pharmaceuticals, Inc.*	6,900	86,733
Theravance Biopharma, Inc.(x)*	34,900	378,665
Theseus Pharmaceuticals, Inc.*	5,000	44,400
Ventyx Biosciences, Inc.*	11,600	388,600
Xeris Biopharma Holdings, Inc.(x)*	30,900	50,367

		21,252,421

Total Health Care		193,205,847

Industrials (16.8%)
Aerospace & Defense (1.0%)
AAR Corp.*	19,112	1,042,560
Aerojet Rocketdyne Holdings, Inc.*	39,500	2,218,715
AeroVironment, Inc.*	11,721	1,074,347
AerSale Corp.*	5,900	101,598
Astronics Corp.*	11,800	157,648
Cadre Holdings, Inc.(x)	5,100	109,854
Ducommun, Inc.*	3,800	207,898
Kaman Corp.	15,392	351,861
Kratos Defense & Security Solutions, Inc.*	61,400	827,672
Maxar Technologies, Inc.	39,600	2,021,976
Moog, Inc., Class A	18,453	1,859,140
National Presto Industries, Inc.	900	64,881
Park Aerospace Corp.	10,972	147,573
Parsons Corp.*	13,700	612,938
Rocket Lab USA, Inc.(x)*	107,500	434,300
Terran Orbital Corp.(x)*	2,300	4,232
Triumph Group, Inc.*	27,800	322,202
V2X, Inc.*	3,900	154,908
Virgin Galactic Holdings, Inc.(x)*	115,100	466,155

		12,180,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,600	$616,568
Forward Air Corp.	17,240	1,857,782
Hub Group, Inc., Class A*	19,133	1,606,024
Radiant Logistics, Inc.*	17,300	113,488

		4,193,862

Building Products (1.5%)
AAON, Inc.	23,400	2,262,546
American Woodmark Corp.*	9,600	499,872
Apogee Enterprises, Inc.	16,000	692,000
AZZ, Inc.	14,686	605,651
Caesarstone Ltd.(x)	10,800	44,604
CSW Industrials, Inc.	8,400	1,167,012
Gibraltar Industries, Inc.*	18,300	887,550
Griffon Corp.	26,643	852,842
Insteel Industries, Inc.	9,600	267,072
Janus International Group, Inc.*	41,200	406,232
JELD-WEN Holding, Inc.*	38,226	483,941
Masonite International Corp.*	13,600	1,234,472
PGT Innovations, Inc.*	32,500	816,075
Quanex Building Products Corp.	16,667	358,841
Resideo Technologies, Inc.*	71,900	1,314,332
Simpson Manufacturing Co., Inc.	24,019	2,633,443
UFP Industries, Inc.	34,362	2,730,748
View, Inc.(x)*	4,900	2,450
Zurn Elkay Water Solutions Corp.	61,600	1,315,776

		18,575,459

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	37,032	1,664,218
ACCO Brands Corp.	39,186	208,470
ACV Auctions, Inc., Class A*	56,800	733,288
Aris Water Solutions, Inc., Class A(x)	2,900	22,591
Brady Corp., Class A	26,841	1,442,167
BrightView Holdings, Inc.*	12,700	71,374
Brink’s Co. (The)	28,400	1,897,120
Casella Waste Systems, Inc., Class A*	24,900	2,058,234
Cimpress plc*	10,000	438,200
CoreCivic, Inc. (REIT)*	66,800	614,560
Deluxe Corp.	28,261	452,176
Ennis, Inc.	7,056	148,811
GEO Group, Inc. (The)(x)*	61,400	484,446
Harsco Corp.*	46,800	319,644
Healthcare Services Group, Inc.	39,869	552,983
Heritage-Crystal Clean, Inc.*	7,400	263,514
HNI Corp.	26,241	730,549
Interface, Inc.	29,998	243,584
KAR Auction Services, Inc.*	75,000	1,026,000
Kimball International, Inc., Class B	6,700	83,080
Li-Cycle Holdings Corp.(x)*	66,700	375,521
Liquidity Services, Inc.*	11,600	152,772
Matthews International Corp., Class A	18,459	665,632
MillerKnoll, Inc.	41,589	850,495
Montrose Environmental Group, Inc.*	11,600	413,772
NL Industries, Inc.	4,745	28,755
Pitney Bowes, Inc.	92,900	361,381
SP Plus Corp.*	11,900	408,051
Steelcase, Inc., Class A	47,972	403,924
UniFirst Corp.	8,805	1,551,705
Viad Corp.*	8,224	171,388
VSE Corp.	2,500	112,250

		18,950,655

Construction & Engineering (1.7%)
Ameresco, Inc., Class A*	14,300	703,846
API Group Corp.*	106,700	2,398,616
Arcosa, Inc.	27,700	1,748,147
Argan, Inc.	1,600	64,752
Comfort Systems USA, Inc.	20,943	3,056,840
Construction Partners, Inc., Class A*	14,800	398,712
Dycom Industries, Inc.*	17,616	1,649,738
EMCOR Group, Inc.	25,599	4,162,142
Fluor Corp.*	81,800	2,528,438
Granite Construction, Inc.	26,535	1,090,058
Great Lakes Dredge & Dock Corp.*	31,400	170,502
IES Holdings, Inc.*	3,600	155,124
MYR Group, Inc.*	8,500	1,071,085
Northwest Pipe Co.*	200	6,246
Primoris Services Corp.	21,800	537,588
Sterling Infrastructure, Inc.*	15,300	579,564
Tutor Perini Corp.*	10,295	63,520

		20,384,918

Electrical Equipment (1.4%)
Allied Motion Technologies, Inc.	3,050	117,883
Array Technologies, Inc.*	78,200	1,711,016
Atkore, Inc.*	21,700	3,048,416
Babcock & Wilcox Enterprises, Inc.*	4,400	26,664
Blink Charging Co.(x)*	18,900	163,485
Bloom Energy Corp., Class A*	94,100	1,875,413
Encore Wire Corp.	9,228	1,710,225
EnerSys	25,239	2,192,764
Enovix Corp.(x)*	54,800	817,068
ESS Tech, Inc.(x)*	13,600	18,904
Fluence Energy, Inc.(x)*	24,200	490,050
FuelCell Energy, Inc.(x)*	160,000	456,000
GrafTech International Ltd.	88,500	430,110
NEXTracker, Inc., Class A(x)*	16,215	587,956
NuScale Power Corp.(x)*	19,700	179,073
Powell Industries, Inc.	1,600	68,144
Preformed Line Products Co.	100	12,804
Shoals Technologies Group, Inc., Class A*	72,200	1,645,438
Stem, Inc.(x)*	74,760	423,889
SunPower Corp.(x)*	43,100	596,504
Thermon Group Holdings, Inc.*	17,300	431,116
TPI Composites, Inc.*	16,400	214,020
Vicor Corp.*	9,500	445,930

		17,662,872

Ground Transportation (0.7%)
ArcBest Corp.	15,500	1,432,510
Covenant Logistics Group, Inc.	700	24,794
Daseke, Inc.*	2,400	18,552
Heartland Express, Inc.	20,155	320,868
Marten Transport Ltd.	33,074	692,900
PAM Transportation Services, Inc.*	900	25,767
Saia, Inc.*	13,500	3,673,080
TuSimple Holdings, Inc., Class A(x)*	70,500	103,635
Universal Logistics Holdings, Inc.	4,400	128,260
Werner Enterprises, Inc.	35,366	1,608,799

		8,029,165

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,500	89,190

Machinery (4.0%)
3D Systems Corp.*	61,100	654,992
Alamo Group, Inc.	5,500	1,012,880
Albany International Corp., Class A	16,491	1,473,636
Astec Industries, Inc.	10,643	439,024
Barnes Group, Inc.	29,306	1,180,446
Blue Bird Corp.*	3,600	73,548
Chart Industries, Inc.*	22,321	2,799,053
CIRCOR International, Inc.*	1,909	59,408
Columbus McKinnon Corp.	11,200	416,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Desktop Metal, Inc., Class A(x)*	133,300	$306,590
Douglas Dynamics, Inc.	10,900	347,601
Energy Recovery, Inc.*	21,100	486,355
Enerpac Tool Group Corp.	32,713	834,182
EnPro Industries, Inc.	13,054	1,356,180
ESCO Technologies, Inc.	14,652	1,398,533
Evoqua Water Technologies Corp.*	62,370	3,101,036
Federal Signal Corp.	34,600	1,875,666
Franklin Electric Co., Inc.	26,652	2,507,953
Gorman-Rupp Co. (The)	5,237	130,925
Greenbrier Cos., Inc. (The)	16,400	527,588
Helios Technologies, Inc.	21,150	1,383,210
Hillenbrand, Inc.	41,738	1,983,807
Hillman Solutions Corp.*	67,900	571,718
Hydrofarm Holdings Group, Inc.(x)*	19,700	34,081
Hyliion Holdings Corp.*	60,900	120,582
Hyster-Yale Materials Handling, Inc.	600	29,934
Hyzon Motors, Inc.(x)*	15,500	12,634
John Bean Technologies Corp.	18,131	1,981,537
Kadant, Inc.	6,300	1,313,676
Kennametal, Inc.	45,000	1,241,100
Lindsay Corp.	6,175	933,228
Luxfer Holdings plc	5,700	96,330
Manitowoc Co., Inc. (The)*	5,775	98,695
Microvast Holdings, Inc.(x)*	17,200	21,328
Miller Industries, Inc.	3,600	127,260
Mueller Industries, Inc.	32,714	2,403,825
Mueller Water Products, Inc., Class A	90,093	1,255,896
Nikola Corp.(x)*	147,200	178,112
Omega Flex, Inc.(x)	1,900	211,736
Proterra, Inc.(x)*	111,500	169,480
Proto Labs, Inc.*	17,000	563,550
RBC Bearings, Inc.*	14,400	3,351,312
REV Group, Inc.	14,100	169,059
Shyft Group, Inc. (The)	15,500	352,625
SPX Technologies, Inc.*	23,700	1,672,746
Standex International Corp.	7,379	903,485
Tennant Co.	11,331	776,513
Terex Corp.	36,100	1,746,518
Titan International, Inc.*	26,300	275,624
Trinity Industries, Inc.	45,100	1,098,636
Wabash National Corp.	24,300	597,537
Watts Water Technologies, Inc., Class A	16,459	2,770,379

		49,427,941

Marine Transportation (0.2%)
Costamare, Inc.	26,800	252,188
Eagle Bulk Shipping, Inc.(x)	6,800	309,400
Genco Shipping & Trading Ltd.	16,400	256,824
Golden Ocean Group Ltd.(x)	61,900	589,288
Matson, Inc.	21,100	1,259,037

		2,666,737

Passenger Airlines (0.3%)
Allegiant Travel Co.*	7,677	706,130
Frontier Group Holdings, Inc.(x)*	33,000	324,720
Hawaiian Holdings, Inc.*	30,500	279,380
Joby Aviation, Inc.(x)*	126,600	549,444
SkyWest, Inc.*	29,600	656,232
Spirit Airlines, Inc.	50,200	861,934
Sun Country Airlines Holdings, Inc.*	16,400	336,200

		3,714,040

Professional Services (2.4%)
Alight, Inc., Class A*	171,200	1,576,752
ASGN, Inc.*	25,500	2,108,085
Barrett Business Services, Inc.	1,500	132,960
CBIZ, Inc.*	27,600	1,365,924
Conduent, Inc.*	93,400	320,362
CRA International, Inc.	3,700	398,934
CSG Systems International, Inc.	18,465	991,571
ExlService Holdings, Inc.*	16,300	2,637,829
Exponent, Inc.	29,492	2,940,057
First Advantage Corp.*	27,900	389,484
Forrester Research, Inc.*	4,800	155,280
Franklin Covey Co.*	5,900	226,973
Heidrick & Struggles International, Inc.	2,600	78,936
HireRight Holdings Corp.*	4,700	49,867
Huron Consulting Group, Inc.*	12,544	1,008,161
IBEX Holdings Ltd.*	1,500	36,600
ICF International, Inc.	10,500	1,151,850
Insperity, Inc.	21,574	2,622,320
Kelly Services, Inc., Class A	18,134	300,843
Kforce, Inc.	12,200	771,528
Korn Ferry	33,052	1,710,110
Legalzoom.com, Inc.*	49,400	463,372
Maximus, Inc.	31,868	2,508,012
NV5 Global, Inc.*	7,100	738,187
Planet Labs PBC*	78,400	308,112
Resources Connection, Inc.	11,295	192,693
Skillsoft Corp.(x)*	4,800	9,600
Sterling Check Corp.*	7,600	84,740
TriNet Group, Inc.*	23,000	1,854,030
TrueBlue, Inc.*	15,915	283,287
TTEC Holdings, Inc.	10,525	391,846
Upwork, Inc.*	60,600	685,992
Verra Mobility Corp.*	72,100	1,219,932
Willdan Group, Inc.*	1,200	18,744

		29,732,973

Trading Companies & Distributors (1.8%)
Alta Equipment Group, Inc.	4,200	66,570
Applied Industrial Technologies, Inc.	21,088	2,997,237
Beacon Roofing Supply, Inc.*	28,976	1,705,238
BlueLinx Holdings, Inc.*	4,700	319,412
Boise Cascade Co.	22,900	1,448,425
Custom Truck One Source, Inc.(x)*	18,200	123,578
Distribution Solutions Group, Inc.*	1,600	72,736
DXP Enterprises, Inc.*	5,600	150,752
GATX Corp.	17,900	1,969,358
Global Industrial Co.	6,271	168,314
GMS, Inc.*	22,600	1,308,314
H&E Equipment Services, Inc.	18,000	796,140
Herc Holdings, Inc.	14,000	1,594,600
McGrath RentCorp	13,545	1,263,884
MRC Global, Inc.*	29,400	285,768
NOW, Inc.*	57,700	643,355
Rush Enterprises, Inc., Class A	25,550	1,395,030
Rush Enterprises, Inc., Class B	5,500	329,395
Textainer Group Holdings Ltd.	30,000	963,300
Titan Machinery, Inc.*	10,600	322,770
Transcat, Inc.*	700	62,573
Triton International Ltd.	34,100	2,155,802
Veritiv Corp.	8,000	1,081,120
Xometry, Inc., Class A(x)*	17,500	261,975

		21,485,646

Total Industrials		207,093,916

Information Technology (12.3%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	36,306	575,813
Aviat Networks, Inc.*	2,700	93,042
Calix, Inc.*	30,200	1,618,418
Cambium Networks Corp.*	5,200	92,144
Casa Systems, Inc.*	31,500	40,005
Clearfield, Inc.*	6,000	279,480
CommScope Holding Co., Inc.*	103,400	658,658
Comtech Telecommunications Corp.	12,700	158,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	17,900	$602,872
DZS, Inc.*	7,700	60,753
Extreme Networks, Inc.*	67,200	1,284,864
Harmonic, Inc.*	47,759	696,804
Infinera Corp.(x)*	86,761	673,266
Inseego Corp.(x)*	34,700	20,209
NETGEAR, Inc.*	16,829	311,505
NetScout Systems, Inc.*	40,854	1,170,467
Ondas Holdings, Inc.(x)*	8,000	8,640
Ribbon Communications, Inc.*	43,148	147,566
Viavi Solutions, Inc.*	133,600	1,446,888

		9,939,890

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.(x)*	14,000	120,400
Advanced Energy Industries, Inc.	22,903	2,244,494
Aeva Technologies, Inc.(x)*	98,600	117,334
AEye, Inc.(x)*	18,500	5,824
Akoustis Technologies, Inc.(x)*	18,100	55,748
Arlo Technologies, Inc.*	46,790	283,547
Badger Meter, Inc.	17,160	2,090,431
Belden, Inc.	25,235	2,189,641
Benchmark Electronics, Inc.	28,548	676,302
Cepton, Inc.*	19,000	8,824
CTS Corp.	18,100	895,226
ePlus, Inc.*	14,700	720,888
Evolv Technologies Holdings, Inc.*	24,000	74,880
Fabrinet*	20,200	2,398,952
FARO Technologies, Inc.*	10,667	262,515
Focus Universal, Inc.*	5,550	13,875
Identiv, Inc.*	1,400	8,596
Insight Enterprises, Inc.*	15,843	2,264,915
Itron, Inc.*	23,300	1,291,985
Kimball Electronics, Inc.*	14,000	337,400
Knowles Corp.*	51,000	867,000
Lightwave Logic, Inc.(x)*	56,400	294,972
Methode Electronics, Inc.	21,000	921,480
MicroVision, Inc.(x)*	82,200	219,474
Mirion Technologies, Inc.*	69,100	590,114
Napco Security Technologies, Inc.*	12,400	465,992
nLight, Inc.*	19,400	197,492
Novanta, Inc.*	19,500	3,102,255
OSI Systems, Inc.*	10,168	1,040,796
Ouster, Inc.(x)*	159,857	133,752
PAR Technology Corp.*	11,600	393,936
PC Connection, Inc.	5,100	229,296
Plexus Corp.*	14,175	1,383,055
Rogers Corp.*	10,484	1,713,400
Sanmina Corp.*	31,800	1,939,482
ScanSource, Inc.*	9,939	302,543
SmartRent, Inc.(x)*	72,700	185,385
TTM Technologies, Inc.*	53,201	717,682
Vishay Intertechnology, Inc.	77,000	1,741,740
Vishay Precision Group, Inc.*	7,700	321,552

		32,823,175

IT Services (0.4%)
BigCommerce Holdings, Inc.*	24,300	217,242
Brightcove, Inc.*	18,100	80,545
Cerberus Cyber Sentinel Corp.(x)*	15,500	5,239
Cyxtera Technologies, Inc.(x)*	36,800	11,239
DigitalOcean Holdings, Inc.(x)*	38,500	1,508,045
Edgio, Inc.*	54,500	43,115
Fastly, Inc., Class A*	56,300	999,888
Grid Dynamics Holdings, Inc.*	21,400	245,244
Hackett Group, Inc. (The)	14,019	259,071
Information Services Group, Inc.	6,700	34,103
Perficient, Inc.*	16,500	1,191,135
PFSweb, Inc.	2,500	10,600
Rackspace Technology, Inc.*	75,100	141,188
Squarespace, Inc., Class A*	16,500	524,205
Tucows, Inc., Class A*	4,600	89,470
Unisys Corp.*	39,764	154,284

		5,514,613

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	24,200	283,140
Alpha & Omega Semiconductor Ltd.*	9,600	258,720
Ambarella, Inc.*	18,500	1,432,270
Amkor Technology, Inc.	58,100	1,511,762
Atomera, Inc.(x)*	3,700	23,569
Axcelis Technologies, Inc.*	16,800	2,238,600
AXT, Inc.*	4,800	19,104
CEVA, Inc.*	11,500	349,945
Cohu, Inc.*	22,731	872,643
Credo Technology Group Holding Ltd.*	49,384	465,197
Diodes, Inc.*	22,108	2,050,738
FormFactor, Inc.*	39,781	1,267,025
Ichor Holdings Ltd.*	14,600	478,004
Impinj, Inc.*	11,200	1,517,824
indie Semiconductor, Inc., Class A(x)*	35,100	370,305
Kulicke & Soffa Industries, Inc.	31,800	1,675,542
MACOM Technology Solutions Holdings, Inc.*	26,413	1,871,097
MaxLinear, Inc.*	41,993	1,478,574
Onto Innovation, Inc.*	23,832	2,094,356
PDF Solutions, Inc.*	11,100	470,640
Photronics, Inc.*	30,800	510,664
Power Integrations, Inc.	32,548	2,754,863
Rambus, Inc.*	62,800	3,219,128
Rigetti Computing, Inc.*	15,800	11,430
Semtech Corp.*	37,396	902,739
Silicon Laboratories, Inc.*	17,670	3,093,840
SiTime Corp.*	8,200	1,166,286
SkyWater Technology, Inc.*	12,500	142,250
SMART Global Holdings, Inc.*	24,800	427,552
Synaptics, Inc.*	20,337	2,260,458
Transphorm, Inc.*	3,800	15,162
Ultra Clean Holdings, Inc.*	22,300	739,468
Veeco Instruments, Inc.*	26,886	568,101

		36,540,996

Software (5.0%)
8x8, Inc.*	58,500	243,945
A10 Networks, Inc.	30,500	472,445
ACI Worldwide, Inc.*	66,616	1,797,300
Adeia, Inc.	59,283	525,247
Agilysys, Inc.*	10,200	841,602
Alarm.com Holdings, Inc.*	26,300	1,322,364
Alkami Technology, Inc.*	14,300	181,038
Altair Engineering, Inc., Class A*	26,200	1,889,282
American Software, Inc., Class A	13,800	174,018
Amplitude, Inc., Class A*	28,200	350,808
Appfolio, Inc., Class A*	10,500	1,307,040
Appian Corp., Class A*	20,000	887,600
Applied Digital Corp.(x)*	152,800	342,272
Arteris, Inc.*	2,000	8,460
Asana, Inc., Class A*	38,400	811,392
AvePoint, Inc.(x)*	48,500	199,820
Blackbaud, Inc.*	27,287	1,890,989
Blackline, Inc.*	29,100	1,954,065
Blend Labs, Inc., Class A(x)*	92,000	91,650
Box, Inc., Class A*	72,600	1,944,954
C3.ai, Inc., Class A(x)*	34,700	1,164,879
Cerence, Inc.*	21,300	598,317
Cipher Mining, Inc.(x)*	23,200	54,056
Cleanspark, Inc.(x)*	15,700	43,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Clear Secure, Inc., Class A	31,400	$821,738
CommVault Systems, Inc.*	22,414	1,271,770
Consensus Cloud Solutions, Inc.*	7,859	267,913
Couchbase, Inc.*	15,100	212,306
CS Disco, Inc.*	21,500	142,760
Cvent Holding Corp.*	32,400	270,864
Digimarc Corp.(x)*	6,500	127,725
Digital Turbine, Inc.*	47,800	590,808
Domo, Inc., Class B*	14,100	200,079
E2open Parent Holdings, Inc.*	124,200	722,844
Ebix, Inc.	21,000	276,990
eGain Corp.*	1,600	12,144
Enfusion, Inc., Class A*	21,000	220,500
EngageSmart, Inc.*	15,300	294,525
Envestnet, Inc.*	30,800	1,807,036
Everbridge, Inc.*	20,000	693,400
EverCommerce, Inc.(x)*	20,400	215,832
ForgeRock, Inc., Class A(x)*	14,200	292,520
Greenidge Generation Holdings, Inc.(x)*	4,000	1,808
Instructure Holdings, Inc.*	8,100	209,790
Intapp, Inc.*	8,800	394,592
InterDigital, Inc.	20,025	1,459,823
IronNet, Inc.(x)*	20,300	7,138
Kaleyra, Inc.(x)*	1,057	1,744
Latch, Inc.(x)*	29,000	22,101
LivePerson, Inc.*	33,300	146,853
LiveRamp Holdings, Inc.*	37,985	833,011
LiveVox Holdings, Inc.(x)*	2,000	6,180
Marathon Digital Holdings, Inc.(x)*	49,600	432,512
Matterport, Inc.(x)*	110,400	301,392
MeridianLink, Inc.(x)*	9,900	171,270
MicroStrategy, Inc., Class A(x)*	4,809	1,405,767
Mitek Systems, Inc.*	21,600	207,144
Model N, Inc.*	19,800	662,706
Momentive Global, Inc.*	69,200	644,944
N-able, Inc.*	34,400	454,080
NextNav, Inc.*	25,700	52,171
Olo, Inc., Class A*	45,300	369,648
ON24, Inc.*	11,500	100,740
OneSpan, Inc.*	17,800	311,500
PagerDuty, Inc.*	41,900	1,465,662
Porch Group, Inc.(x)*	39,100	55,913
PowerSchool Holdings, Inc., Class A*	16,600	329,012
Progress Software Corp.	28,977	1,664,729
PROS Holdings, Inc.*	22,700	621,980
Q2 Holdings, Inc.*	28,800	709,056
Qualys, Inc.*	19,400	2,522,388
Rapid7, Inc.*	27,400	1,257,934
Rimini Street, Inc.*	16,100	66,332
Riot Platforms, Inc.(x)*	54,600	545,454
Sapiens International Corp. NV	14,100	306,252
SecureWorks Corp., Class A*	18,000	154,260
ShotSpotter, Inc.*	6,000	235,920
SolarWinds Corp.*	26,000	223,600
Sprout Social, Inc., Class A*	23,000	1,400,240
SPS Commerce, Inc.*	19,400	2,954,620
Sumo Logic, Inc.*	60,800	728,384
Telos Corp.*	28,400	71,852
Tenable Holdings, Inc.*	55,400	2,632,054
Terawulf, Inc.(x)*	4,300	4,033
Upland Software, Inc.*	18,800	80,840
Varonis Systems, Inc.*	54,400	1,414,944
Verint Systems, Inc.*	35,951	1,338,815
Veritone, Inc.(x)*	7,700	44,891
Viant Technology, Inc., Class A*	2,200	9,570
Weave Communications, Inc.(x)*	12,500	62,125
WM Technology, Inc.(x)*	18,600	15,795
Workiva, Inc.*	24,700	2,529,527
Xperi, Inc.*	23,713	259,183
Yext, Inc.*	63,000	605,430
Zeta Global Holdings Corp., Class A*	58,500	633,555
Zuora, Inc., Class A*	48,500	479,180

		61,159,387

Technology Hardware, Storage & Peripherals (0.4%)
Avid Technology, Inc.*	20,900	668,382
CompoSecure, Inc.(x)*	1,100	8,096
Corsair Gaming, Inc.(x)*	19,700	361,495
Diebold Nixdorf, Inc.(x)*	62,900	75,480
Eastman Kodak Co.*	36,100	148,010
IonQ, Inc.(x)*	53,400	328,410
Super Micro Computer, Inc.*	25,800	2,748,990
Turtle Beach Corp.*	8,100	81,162
Xerox Holdings Corp.	57,700	888,580

		5,308,605

Total Information Technology		151,286,666

Materials (4.5%)
Chemicals (2.1%)
AdvanSix, Inc.	13,500	516,645
American Vanguard Corp.	9,000	196,920
Amyris, Inc.(x)*	78,500	106,760
Aspen Aerogels, Inc.*	3,700	27,565
Avient Corp.	48,500	1,996,260
Balchem Corp.	18,185	2,300,039
Cabot Corp.	29,200	2,237,888
Chase Corp.	3,600	377,028
Diversey Holdings Ltd.*	38,900	314,701
Ecovyst, Inc.*	22,700	250,835
FutureFuel Corp.	6,800	50,184
Hawkins, Inc.	10,100	442,178
HB Fuller Co.	29,059	1,989,088
Ingevity Corp.*	19,600	1,401,792
Innospec, Inc.	13,700	1,406,579
Intrepid Potash, Inc.*	5,100	140,760
Koppers Holdings, Inc.	6,313	220,766
Kronos Worldwide, Inc.	17,800	163,938
Livent Corp.*	84,271	1,830,366
LSB Industries, Inc.*	38,700	399,771
Mativ Holdings, Inc.	26,977	579,196
Minerals Technologies, Inc.	19,950	1,205,379
Origin Materials, Inc.(x)*	35,200	150,304
Orion Engineered Carbons SA	33,900	884,451
Perimeter Solutions SA(x)*	61,400	496,112
PureCycle Technologies, Inc.(x)*	53,600	375,200
Quaker Chemical Corp.	7,500	1,484,625
Rayonier Advanced Materials, Inc.*	10,900	68,343
Sensient Technologies Corp.	20,925	1,602,018
Stepan Co.	11,388	1,173,306
Trinseo plc	25,600	533,760
Tronox Holdings plc	58,700	844,106
Valhi, Inc.	800	13,928

		25,780,791

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	64,669	1,842,420
United States Lime & Minerals, Inc.	400	61,076

		1,903,496

Containers & Packaging (0.4%)
Greif, Inc., Class A	14,800	937,876
Greif, Inc., Class B	3,200	244,864
Myers Industries, Inc.	13,300	285,019
O-I Glass, Inc.*	91,000	2,066,610
Pactiv Evergreen, Inc.	15,200	121,600
Ranpak Holdings Corp.*	13,700	71,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
TriMas Corp.	27,000	$752,220

		4,479,703

Metals & Mining (1.8%)
5E Advanced Materials, Inc.*	1,400	7,588
Alpha Metallurgical Resources, Inc.	9,000	1,404,000
Arconic Corp.*	57,700	1,513,471
ATI, Inc.*	71,300	2,813,498
Carpenter Technology Corp.	28,700	1,284,612
Century Aluminum Co.*	26,100	261,000
Coeur Mining, Inc.*	134,836	537,995
Commercial Metals Co.	66,300	3,242,070
Compass Minerals International, Inc.	19,500	668,655
Constellium SE*	63,800	974,864
Haynes International, Inc.	4,833	242,085
Hecla Mining Co.	304,409	1,926,909
Ivanhoe Electric, Inc.(x)*	6,100	74,115
Kaiser Aluminum Corp.	10,291	768,017
Materion Corp.	11,545	1,339,220
Novagold Resources, Inc.*	131,700	819,174
Olympic Steel, Inc.	4,900	255,829
Piedmont Lithium, Inc.(x)*	8,800	528,440
Ryerson Holding Corp.	9,800	356,524
Schnitzer Steel Industries, Inc., Class A	10,500	326,550
SunCoke Energy, Inc.	42,510	381,740
TimkenSteel Corp.*	23,300	427,322
Tredegar Corp.	329	3,004
Warrior Met Coal, Inc.	24,000	881,040
Worthington Industries, Inc.	20,580	1,330,497

		22,368,219

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,738	191,764
Glatfelter Corp.	20,115	64,167
Sylvamo Corp.	17,900	828,054

		1,083,985

Total Materials		55,616,194

Real Estate (6.2%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	801,519
American Assets Trust, Inc. (REIT)	24,318	452,071
Armada Hoffler Properties, Inc. (REIT)	33,800	399,178
Broadstone Net Lease, Inc. (REIT)	85,300	1,450,953
CTO Realty Growth, Inc. (REIT)	11,678	201,562
Empire State Realty Trust, Inc. (REIT), Class A	74,300	482,207
Essential Properties Realty Trust, Inc. (REIT)	74,100	1,841,385
Gladstone Commercial Corp. (REIT)	18,900	238,707
Global Net Lease, Inc. (REIT)	48,066	618,129
iStar, Inc. (REIT)(x)	19,467	571,746
One Liberty Properties, Inc. (REIT)	8,933	204,834

		7,262,291

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	54,313	1,063,449
Community Healthcare Trust, Inc. (REIT)	12,300	450,180
Diversified Healthcare Trust (REIT)(x)	190,300	256,905
Global Medical REIT, Inc. (REIT)	30,400	276,944
LTC Properties, Inc. (REIT)	21,569	757,719
National Health Investors, Inc. (REIT)	23,928	1,234,206
Physicians Realty Trust (REIT)	118,800	1,773,684
Sabra Health Care REIT, Inc. (REIT)	120,123	1,381,415
Universal Health Realty Income Trust (REIT)	5,750	276,632

		7,471,134

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	109,100	1,693,232
Ashford Hospitality Trust, Inc. (REIT)*	35,400	113,634
Braemar Hotels & Resorts, Inc. (REIT)	29,500	113,870
Chatham Lodging Trust (REIT)	20,100	210,849
DiamondRock Hospitality Co. (REIT)	115,998	943,064
Hersha Hospitality Trust (REIT), Class A	24,519	164,768
Pebblebrook Hotel Trust (REIT)(x)	61,712	866,436
RLJ Lodging Trust (REIT)	97,486	1,033,351
Ryman Hospitality Properties, Inc. (REIT)	28,434	2,551,383
Service Properties Trust (REIT)	95,200	948,192
Summit Hotel Properties, Inc. (REIT)	53,600	375,200
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,240,711
Xenia Hotels & Resorts, Inc. (REIT)	63,400	829,906

		11,084,596

Industrial REITs (0.7%)
Indus Realty Trust, Inc. (REIT)(x)	4,719	312,822
Industrial Logistics Properties Trust (REIT)	53,573	164,469
Innovative Industrial Properties, Inc. (REIT)	14,000	1,063,860
LXP Industrial Trust (REIT)	139,586	1,439,132
Plymouth Industrial REIT, Inc. (REIT)	15,900	334,059
STAG Industrial, Inc. (REIT)	90,900	3,074,238
Terreno Realty Corp. (REIT)	41,500	2,680,900

		9,069,480

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	88,100	416,713
City Office REIT, Inc. (REIT)	24,700	170,430
Corporate Office Properties Trust (REIT)	58,700	1,391,777
Easterly Government Properties, Inc. (REIT)	38,300	526,242
Equity Commonwealth (REIT)	60,900	1,261,239
Franklin Street Properties Corp. (REIT)	71,399	112,097
Office Properties Income Trust (REIT)	26,331	323,871
Orion Office REIT, Inc. (REIT)	23,900	160,130
Paramount Group, Inc. (REIT)	97,000	442,320
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	525,600
Postal Realty Trust, Inc. (REIT), Class A	6,500	98,930

		5,429,349

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.(x)*	300	7,896
Anywhere Real Estate, Inc.*	64,800	342,144
Compass, Inc., Class A*	131,400	424,422
Cushman & Wakefield plc*	99,396	1,047,634
DigitalBridge Group, Inc.	84,100	1,008,359
Doma Holdings, Inc.(x)*	64,700	26,365
Douglas Elliman, Inc.	45,904	142,761
eXp World Holdings, Inc.(x)	32,200	408,618
Forestar Group, Inc.*	14,533	226,134
FRP Holdings, Inc.*	4,000	231,520
Kennedy-Wilson Holdings, Inc.	70,024	1,161,698
Marcus & Millichap, Inc.	16,000	513,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Newmark Group, Inc., Class A	84,624	$599,138
Offerpad Solutions, Inc.(x)*	59,900	31,567
RE/MAX Holdings, Inc., Class A	12,200	228,872
Redfin Corp.*	54,197	491,025
RMR Group, Inc. (The), Class A	7,926	207,978
St Joe Co. (The)	18,200	757,302
Stratus Properties, Inc.	2,100	42,000
Tejon Ranch Co.*	10,002	182,737
Transcontinental Realty Investors, Inc.*	700	29,673

		8,111,603

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	77,400	595,206
Bluerock Homes Trust, Inc. (REIT)*	2,112	41,860
BRT Apartments Corp. (REIT)	6,400	126,208
Centerspace (REIT)	7,049	385,087
Clipper Realty, Inc. (REIT)	5,200	29,848
Elme Communities (REIT)	42,317	755,782
Independence Realty Trust, Inc. (REIT)	112,207	1,798,678
NexPoint Residential Trust, Inc. (REIT)	9,700	423,599
UMH Properties, Inc. (REIT)	21,500	317,985
Veris Residential, Inc. (REIT)*	51,400	752,496

		5,226,749

Retail REITs (1.4%)
Acadia Realty Trust (REIT)	45,673	637,139
Agree Realty Corp. (REIT)	45,800	3,142,338
Alexander’s, Inc. (REIT)	1,075	208,281
CBL & Associates Properties, Inc. (REIT)(x)	13,400	343,576
Getty Realty Corp. (REIT)	26,575	957,497
InvenTrust Properties Corp. (REIT)	34,200	800,280
Kite Realty Group Trust (REIT)	106,522	2,228,440
Macerich Co. (The) (REIT)	102,600	1,087,560
Necessity Retail REIT, Inc. (The) (REIT)	60,900	382,452
NETSTREIT Corp. (REIT)	31,600	577,648
Phillips Edison & Co., Inc. (REIT)	57,940	1,890,003
Retail Opportunity Investments Corp. (REIT)	62,100	866,916
RPT Realty (REIT)	28,500	271,035
Saul Centers, Inc. (REIT)	5,500	214,500
SITE Centers Corp. (REIT)	117,400	1,441,672
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	1,012,908
Urban Edge Properties (REIT)	64,500	971,370
Urstadt Biddle Properties, Inc. (REIT), Class A	12,789	224,703
Whitestone REIT (REIT)	25,200	231,840

		17,490,158

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT)(x)	20,500	219,350
Four Corners Property Trust, Inc. (REIT)	46,600	1,251,676
Gladstone Land Corp. (REIT)	15,900	264,735
Outfront Media, Inc. (REIT)	75,600	1,226,988
PotlatchDeltic Corp. (REIT)	42,809	2,119,045
Uniti Group, Inc. (REIT)	105,400	374,170

		5,455,964

Total Real Estate		76,601,324

Utilities (3.2%)
Electric Utilities (0.8%)
ALLETE, Inc.	28,623	1,842,462
MGE Energy, Inc.	20,279	1,575,070
Otter Tail Corp.	22,925	1,656,790
PNM Resources, Inc.	46,181	2,248,091
Portland General Electric Co.	45,732	2,235,837
Via Renewables, Inc.(x)	1,020	18,748

		9,576,998

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A(x)	48,478	2,232,897
Chesapeake Utilities Corp.	9,050	1,158,310
New Jersey Resources Corp.	49,322	2,623,930
Northwest Natural Holding Co.	17,242	820,030
ONE Gas, Inc.	26,800	2,123,364
Southwest Gas Holdings, Inc.	37,936	2,369,103
Spire, Inc.	26,152	1,834,301

		13,161,935

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc.(x)*	41,100	225,228
Clearway Energy, Inc., Class A	15,400	462,462
Clearway Energy, Inc., Class C	41,982	1,315,296
Montauk Renewables, Inc.*	32,500	255,775
Ormat Technologies, Inc.	25,700	2,178,589
Sunnova Energy International, Inc.(x)*	60,600	946,572

		5,383,922

Multi-Utilities (0.5%)
Avista Corp.	37,099	1,574,852
Black Hills Corp.	34,819	2,197,079
NorthWestern Corp.	28,178	1,630,379
Unitil Corp.	8,100	462,024

		5,864,334

Water Utilities (0.5%)
American States Water Co.	21,158	1,880,735
Artesian Resources Corp., Class A	4,700	260,192
California Water Service Group	27,800	1,617,960
Global Water Resources, Inc.	2,900	36,047
Middlesex Water Co.	11,300	882,756
Pure Cycle Corp.*	5,100	48,195
SJW Group	15,000	1,141,950
York Water Co. (The)	5,600	250,320

		6,118,155

Total Utilities		40,105,344

Total Common Stocks (98.5%) (Cost $943,595,647)		1,214,679,636

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Financials		47,400

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	82,700	28,531
Aduro Biotech, Inc., CVR(r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

Total Health Care		28,531

Total Rights (0.0%)† (Cost $82,361)		75,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.9%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,611,706, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,662,875.(xx)	$2,610,662	$2,610,662
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $4,002,728, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $4,083,327.(xx)	4,001,127	4,001,127
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $8,438,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $9,300,317.(xx)	8,432,204	8,432,204
Santander US Capital Markets LLC, 4.80%, dated 3/31/23, due 4/3/23, repurchase price $5,002,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.250%, maturing 4/17/23-2/15/53; total market value $5,102,040.(xx)	5,000,000	5,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $5,002,054, collateralized by various Common Stocks; total market value $5,558,119.(xx)	5,000,000	5,000,000
Societe Generale SA, 4.93%, dated 3/31/23, due 4/3/23, repurchase price $12,921,173, collateralized by various Common Stocks; total market value $14,357,585.(xx)	12,915,867	12,915,867
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $10,204,165, collateralized by various Common Stocks; total market value $11,339,764.(xx)	10,200,000	10,200,000

Total Repurchase Agreements		48,159,860

Total Short-Term Investments (3.9%) (Cost $48,159,860)		48,159,860

Total Investments in Securities (102.4%) (Cost $991,837,868)		1,262,915,427
Other Assets Less Liabilities (-2.4%)		(29,985,255)

Net Assets (100%)		$1,232,930,172

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $631,935 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $57,122,637. This was collateralized by $10,025,738 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/20/23 - 11/15/52 and by cash of $48,179,311 of which $48,159,860 was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	173	6/2023	USD	15,686,775	447,145

					447,145

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$33,453,804	$—	$—		$33,453,804
Consumer Discretionary	138,960,152	—	—		138,960,152
Consumer Staples	45,746,637	—	—	(a)	45,746,637
Energy	78,335,005	—	—		78,335,005
Financials	194,274,747	—	—		194,274,747
Health Care	193,027,577	—	178,270		193,205,847
Industrials	207,093,916	—	—		207,093,916
Information Technology	151,286,666	—	—		151,286,666
Materials	55,616,194	—	—		55,616,194
Real Estate	76,601,324	—	—		76,601,324
Utilities	40,105,344	—	—		40,105,344
Futures	447,145	—	—		447,145
Rights
Financials	—	47,400	—		47,400
Health Care	—	—	28,531		28,531
Short-Term Investments
Repurchase Agreements	—	48,159,860	—		48,159,860

Total Assets	$1,214,948,511	$48,207,260	$206,801		$1,263,362,572

Total Liabilities	$—	$—	$—		$—

Total	$1,214,948,511	$48,207,260	$206,801		$1,263,362,572

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$491,579,832
Aggregate gross unrealized depreciation	(223,448,396)

Net unrealized appreciation	$268,131,436

Federal income tax cost of investments in securities and derivative instruments, if applicable	$995,231,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Entertainment (3.1%)
Activision Blizzard, Inc.	95,261	$8,153,389
Netflix, Inc.*	59,158	20,437,906
Sea Ltd. (ADR)*	158,536	13,721,291
Spotify Technology SA*	119,227	15,931,111

		58,243,697

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	726,720	75,382,666
Alphabet, Inc., Class C*	366,812	38,148,448
Match Group, Inc.*	134,372	5,158,541
Meta Platforms, Inc., Class A*	148,051	31,377,929
Pinterest, Inc., Class A*	413,607	11,279,063

		161,346,647

Media (0.5%)
Trade Desk, Inc. (The), Class A*	155,781	9,488,621

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	57,700	8,357,268

Total Communication Services		237,436,233

Consumer Discretionary (17.3%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A(x)*	23,817	1,030,562

Automobiles (4.9%)
Dr Ing hc F Porsche AG (Preference)(q)*	157,375	20,141,571
Ferrari NV(x)	105,324	28,536,484
Rivian Automotive, Inc., Class A(x)*	1,209,997	18,730,754
Tesla, Inc.*	117,426	24,361,198

		91,770,007

Broadline Retail (6.1%)
Amazon.com, Inc.*	1,007,019	104,014,992
Coupang, Inc.*	576,754	9,228,064

		113,243,056

Hotels, Restaurants & Leisure (3.9%)
Booking Holdings, Inc.*	6,839	18,139,832
Chipotle Mexican Grill, Inc.*	10,263	17,532,180
Expedia Group, Inc.*	82,270	7,982,658
Las Vegas Sands Corp.*	327,929	18,839,521
Wynn Resorts Ltd.*	98,945	11,072,935

		73,567,126

Leisure Products (0.2%)
Peloton Interactive, Inc., Class A*	369,500	4,190,130

Specialty Retail (1.8%)
Floor & Decor Holdings, Inc., Class A*	83,637	8,214,826
Ross Stores, Inc.	246,460	26,156,800

		34,371,626

Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc.*	15,595	5,679,543

Total Consumer Discretionary		323,852,050

Consumer Staples (1.9%)
Beverages (0.5%)
Constellation Brands, Inc., Class A	46,339	10,467,517

Household Products (0.8%)
Procter & Gamble Co. (The)	95,906	14,260,263

Personal Care Products (0.6%)
Estee Lauder Cos., Inc. (The), Class A	47,939	11,815,046

Total Consumer Staples		36,542,826

Financials (9.5%)
Capital Markets (0.4%)
Charles Schwab Corp. (The)	129,600	6,788,448

Financial Services (8.3%)
Adyen NV(m)*	2,134	3,383,706
Fiserv, Inc.*	280,248	31,676,432
Global Payments, Inc.	44,929	4,728,328
Mastercard, Inc., Class A	144,752	52,604,324
Visa, Inc., Class A	283,068	63,820,511

		156,213,301

Insurance (0.8%)
Chubb Ltd.	76,026	14,762,729

Total Financials		177,764,478

Health Care (13.9%)
Biotechnology (1.1%)
Argenx SE (ADR)*	29,450	10,972,481
Vertex Pharmaceuticals, Inc.*	29,774	9,380,894

		20,353,375

Health Care Equipment & Supplies (2.6%)
Align Technology, Inc.*	16,748	5,596,177
Insulet Corp.*	11,739	3,744,271
Intuitive Surgical, Inc.*	102,806	26,263,849
Stryker Corp.	43,051	12,289,769

		47,894,066

Health Care Providers & Services (6.6%)
Cigna Group (The)	55,185	14,101,423
HCA Healthcare, Inc.	54,426	14,351,048
Humana, Inc.	43,141	20,943,230
McKesson Corp.	26,888	9,573,472
UnitedHealth Group, Inc.	138,020	65,226,872

		124,196,045

Life Sciences Tools & Services (1.2%)
Avantor, Inc.*	337,524	7,135,257
Danaher Corp.	22,863	5,762,391
Sartorius AG (Preference)(q)	20,076	8,426,357

		21,324,005

Pharmaceuticals (2.4%)
AstraZeneca plc (ADR)	68,312	4,741,536
Eli Lilly and Co.	98,280	33,751,318
Zoetis, Inc.	42,419	7,060,218

		45,553,072

Total Health Care		259,320,563

Industrials (3.1%)
Aerospace & Defense (1.0%)
Airbus SE	142,857	19,138,022

Air Freight & Logistics (0.5%)
FedEx Corp.	44,473	10,161,636

Commercial Services & Supplies (0.3%)
Cintas Corp.	12,109	5,602,592

Ground Transportation (0.6%)
Old Dominion Freight Line, Inc.	30,557	10,415,048

Professional Services (0.7%)
TransUnion	193,871	12,047,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Total Industrials		$57,364,442

Information Technology (40.6%)
Electronic Equipment, Instruments & Components (1.6%)
Teledyne Technologies, Inc.*	67,862	30,358,744

IT Services (1.0%)
Accenture plc, Class A	32,447	9,273,677
MongoDB, Inc.*	14,932	3,480,948
Shopify, Inc., Class A*	102,700	4,923,438

		17,678,063

Semiconductors & Semiconductor Equipment (10.0%)
Advanced Micro Devices, Inc.*	373,248	36,582,037
ASML Holding NV (Registered) (ADR)	65,816	44,801,609
Lam Research Corp.	23,490	12,452,519
Marvell Technology, Inc.	202,699	8,776,867
NVIDIA Corp.	306,695	85,190,670

		187,803,702

Software (20.3%)
Atlassian Corp., Class A*	28,352	4,853,012
Ceridian HCM Holding, Inc.*	113,233	8,290,920
Dynatrace, Inc.*	48,200	2,038,860
Intuit, Inc.	110,150	49,108,174
Microsoft Corp.	805,531	232,234,587
Monday.com Ltd.*	8,612	1,229,363
Roper Technologies, Inc.	56,907	25,078,346
Salesforce, Inc.*	138,623	27,694,103
ServiceNow, Inc.*	62,394	28,995,740

		379,523,105

Technology Hardware, Storage & Peripherals (7.7%)
Apple, Inc.	869,597	143,396,545

Total Information Technology		758,760,159

Materials (0.7%)
Chemicals (0.7%)
Linde plc	39,351	13,986,920

Total Materials		13,986,920

Total Common Stocks (99.7%) (Cost $1,113,507,963)		1,865,027,671

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $7,206,981, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23- 11/15/52; total market value $7,348,181.(xx)	$7,204,099	7,204,099
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $5,002,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $5,102,721.(xx)	5,000,000	5,000,000
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $4,603,163, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $5,073,579.(xx)	4,600,000	4,600,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $200,161, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $204,000.(xx)	200,000	200,000

Total Repurchase Agreements		17,004,099

Total Short-Term Investments (0.9%) (Cost $17,004,099)		17,004,099

Total Investments in Securities (100.6%) (Cost $1,130,512,062)		1,882,031,770
Other Assets Less Liabilities (-0.6%)		(11,330,487)

Net Assets (100%)		$1,870,701,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,383,706 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $17,900,136. This was collateralized by $58,762 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $17,004,099 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$237,436,233	$—	$—	$237,436,233
Consumer Discretionary	303,710,479	20,141,571	—	323,852,050
Consumer Staples	36,542,826	—	—	36,542,826
Financials	174,380,772	3,383,706	—	177,764,478
Health Care	250,894,206	8,426,357	—	259,320,563
Industrials	38,226,420	19,138,022	—	57,364,442
Information Technology	758,760,159	—	—	758,760,159
Materials	13,986,920	—	—	13,986,920
Short-Term Investments
Repurchase Agreements	—	17,004,099	—	17,004,099

Total Assets	$1,813,938,015	$68,093,755	$—	$1,882,031,770

Total Liabilities	$—	$—	$—	$—

Total	$1,813,938,015	$68,093,755	$—	$1,882,031,770

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$875,464,062
Aggregate gross unrealized depreciation	(128,920,372)

Net unrealized appreciation	$746,543,690

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,135,488,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Specialty Retail (0.1%)
Warby Parker, Inc., Class A(x)*	17,461	$184,912

Total Consumer Discretionary		184,912

Health Care (99.6%)
Biotechnology (29.1%)
2seventy bio, Inc.*	5,700	58,140
Aadi Bioscience, Inc.(x)*	1,765	12,779
AbbVie, Inc.	19,924	3,175,288
ACADIA Pharmaceuticals, Inc.*	19,179	360,949
ADC Therapeutics SA(x)*	16,676	32,518
Agios Pharmaceuticals, Inc.*	6,406	147,146
Akero Therapeutics, Inc.*	8,842	338,295
Alector, Inc.*	8,716	53,952
Allakos, Inc.*	17,586	78,258
Allogene Therapeutics, Inc.(x)*	26,259	129,719
Alnylam Pharmaceuticals, Inc.*	16,980	3,401,434
Ambrx Biopharma, Inc. (ADR)(x)*	1,900	16,948
Apellis Pharmaceuticals, Inc.*	19,259	1,270,324
Arcus Biosciences, Inc.*	6,277	114,492
Ardelyx, Inc.(x)*	39,378	188,621
Argenx SE (ADR)*	7,757	2,890,103
Ascendis Pharma A/S (ADR)*	10,778	1,155,617
Aura Biosciences, Inc.(x)*	7,297	67,716
Avidity Biosciences, Inc.*	23,291	357,517
BeiGene Ltd. (ADR)(x)*	4,235	912,769
Bicycle Therapeutics plc (ADR)*	3,976	84,569
Biogen, Inc.*	4,822	1,340,661
Biohaven Ltd.(x)*	13,251	181,009
BioMarin Pharmaceutical, Inc.*	10,792	1,049,414
Blueprint Medicines Corp.*	17,113	769,914
C4 Therapeutics, Inc.*	10,181	31,968
Celldex Therapeutics, Inc.*	8,645	311,047
Centessa Pharmaceuticals plc (ADR)(x)*	12,694	48,872
Cerevel Therapeutics Holdings, Inc.*	21,690	529,019
CRISPR Therapeutics AG(x)*	4,270	193,132
CureVac NV(x)*	21,356	148,851
Cytokinetics, Inc.*	6,114	215,152
Day One Biopharmaceuticals, Inc.(x)*	8,665	115,851
Deciphera Pharmaceuticals, Inc.*	8,711	134,585
Denali Therapeutics, Inc.*	14,487	333,780
Dyne Therapeutics, Inc.*	2,800	32,256
Enanta Pharmaceuticals, Inc.*	2,500	101,100
Entrada Therapeutics, Inc.(x)*	8,165	118,392
Exact Sciences Corp.*	14,127	957,952
Exelixis, Inc.*	27,768	538,977
Fate Therapeutics, Inc.*	14,816	84,451
FibroGen, Inc.*	6,224	116,140
Generation Bio Co.(x)*	30,137	129,589
Genmab A/S*	2,751	1,038,772
Gossamer Bio, Inc.(x)*	5,875	7,402
IGM Biosciences, Inc.(x)*	6,624	91,014
Immatics NV*	11,078	76,438
Immuneering Corp., Class A(x)*	22,529	218,757
Immunocore Holdings plc (ADR)(x)*	13,866	685,535
Immunovant, Inc.*	6,517	101,079
Incyte Corp.*	10,530	761,003
Insmed, Inc.*	32,344	551,465
Intellia Therapeutics, Inc.*	5,590	208,339
Ionis Pharmaceuticals, Inc.*	13,112	468,623
Iovance Biotherapeutics, Inc.*	25,319	154,699
IVERIC bio, Inc.*	33,232	808,535
Karuna Therapeutics, Inc.(x)*	7,441	1,351,583
Keros Therapeutics, Inc.*	3,657	156,154
Kymera Therapeutics, Inc.*	11,881	352,034
Legend Biotech Corp. (ADR)*	9,416	454,039
LianBio (ADR)*	27,401	53,432
Lyell Immunopharma, Inc.(x)*	26,225	61,891
MeiraGTx Holdings plc*	5,798	29,976
Mirati Therapeutics, Inc.*	9,173	341,052
Moderna, Inc.*	7,142	1,096,868
Monte Rosa Therapeutics, Inc.(x)*	20,464	159,415
MoonLake Immunotherapeutics(x)*	9,052	193,622
Morphic Holding, Inc.*	4,604	173,295
Neurocrine Biosciences, Inc.*	4,761	481,908
Nuvalent, Inc., Class A*	2,880	75,139
Prelude Therapeutics, Inc.*	2,700	15,390
Prime Medicine, Inc.(x)*	8,982	110,479
Prometheus Biosciences, Inc.*	5,390	578,455
Protagonist Therapeutics, Inc.*	3,900	89,700
Prothena Corp. plc*	8,259	400,314
PTC Therapeutics, Inc.*	5,433	263,174
RAPT Therapeutics, Inc.(x)*	10,373	190,344
Regeneron Pharmaceuticals, Inc.*	8,745	7,185,504
Relay Therapeutics, Inc.*	25,904	426,639
Replimune Group, Inc.*	18,977	335,134
REVOLUTION Medicines, Inc.*	20,148	436,406
Rocket Pharmaceuticals, Inc.*	8,647	148,123
Sage Therapeutics, Inc.*	7,376	309,497
Sana Biotechnology, Inc.(x)*	30,772	100,624
Sarepta Therapeutics, Inc.*	7,961	1,097,265
Scholar Rock Holding Corp.(x)*	27,312	218,496
Seagen, Inc.*	11,224	2,272,523
Senti Biosciences, Inc.(x)*	31,421	37,077
SpringWorks Therapeutics, Inc.(x)*	3,927	101,081
Stoke Therapeutics, Inc.*	6,584	54,845
Tenaya Therapeutics, Inc.(x)*	21,614	61,600
Twist Bioscience Corp.*	5,642	85,081
Ultragenyx Pharmaceutical, Inc.*	15,701	629,610
Vertex Pharmaceuticals, Inc.*	15,109	4,760,393
Voyager Therapeutics, Inc.*	12,122	93,461
Xencor, Inc.*	11,773	328,349
Zai Lab Ltd. (ADR)*	11,880	395,129
Zentalis Pharmaceuticals, Inc.*	9,570	164,604

		53,370,632

Health Care Equipment & Supplies (16.8%)
Baxter International, Inc.	8,100	328,536
Becton Dickinson & Co.	13,850	3,428,429
Boston Scientific Corp.*	12,822	641,485
Cooper Cos., Inc. (The)	1,293	482,754
Dentsply Sirona, Inc.	4,800	188,544
Dexcom, Inc.*	14,090	1,636,976
GE HealthCare Technologies, Inc.*	7,387	605,955
Hologic, Inc.*	22,104	1,783,793
Inari Medical, Inc.*	7,246	447,368
Insulet Corp.*	5,407	1,724,617
Intuitive Surgical, Inc.*	21,120	5,395,526
iRhythm Technologies, Inc.*	1,946	241,362
Lantheus Holdings, Inc.*	3,755	310,013
Masimo Corp.*	900	166,086
Nevro Corp.*	3,398	122,838
Novocure Ltd.*	17,802	1,070,612
Orchestra BioMed Holdings, Inc.(x)*	9,046	177,030
Penumbra, Inc.*	8,756	2,440,210
PROCEPT BioRobotics Corp.(x)*	9,735	276,474
QuidelOrtho Corp.*	4,741	422,376
Shockwave Medical, Inc.*	6,983	1,514,124
STERIS plc	2,738	523,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	17,761	$5,070,233
Teleflex, Inc.	3,828	969,671
Zimmer Biomet Holdings, Inc.	7,604	982,437

		30,951,173

Health Care Providers & Services (18.5%)
agilon health, Inc.(x)*	20,813	494,309
Alignment Healthcare, Inc.*	20,187	128,389
AmerisourceBergen Corp.	2,881	461,277
Centene Corp.*	26,126	1,651,424
Cigna Group (The)	8,158	2,084,614
Elevance Health, Inc.	12,707	5,842,806
GeneDx Holdings Corp.(x)*	24,540	8,957
Guardant Health, Inc.*	14,445	338,591
HCA Healthcare, Inc.	7,575	1,997,376
Humana, Inc.	7,333	3,559,878
McKesson Corp.	1,513	538,703
Molina Healthcare, Inc.*	9,080	2,428,809
Option Care Health, Inc.*	8,301	263,723
Surgery Partners, Inc.*	10,044	346,217
UnitedHealth Group, Inc.	29,114	13,758,985

		33,904,058

Health Care Technology (1.2%)
Certara, Inc.*	8,127	195,942
Doximity, Inc., Class A(x)*	15,673	507,492
Schrodinger, Inc.*	5,145	135,468
Sophia Genetics SA(x)*	18,167	90,290
Veeva Systems, Inc., Class A*	6,609	1,214,668

		2,143,860

Life Sciences Tools & Services (16.9%)
10X Genomics, Inc., Class A*	15,040	839,082
Adaptive Biotechnologies Corp.*	17,654	155,885
Agilent Technologies, Inc.	25,635	3,546,346
Avantor, Inc.*	48,564	1,026,643
Bruker Corp.	20,459	1,612,988
Charles River Laboratories International, Inc.*	4,966	1,002,238
Danaher Corp.	21,801	5,494,724
Evotec SE*	8,864	187,019
Illumina, Inc.*	3,929	913,689
IQVIA Holdings, Inc.*	2,434	484,098
Mettler-Toledo International, Inc.*	624	954,851
Olink Holding AB (ADR)(x)*	26,703	601,619
Pacific Biosciences of California, Inc.*	35,028	405,624
Rapid Micro Biosystems, Inc., Class A*	12,036	15,767
Repligen Corp.*	2,814	473,765
Sartorius AG (Preference)(q)	3,022	1,268,403
Seer, Inc.*	19,184	74,050
Thermo Fisher Scientific, Inc.	17,598	10,142,959
West Pharmaceutical Services, Inc.	4,524	1,567,430
Wuxi Biologics Cayman, Inc.(m)*	44,500	275,244

		31,042,424

Pharmaceuticals (17.1%)
Arvinas, Inc.*	7,525	205,583
AstraZeneca plc (ADR)	94,447	6,555,566
Catalent, Inc.*	10,820	710,982
Daiichi Sankyo Co. Ltd.	42,900	1,565,707
DICE Therapeutics, Inc.(x)*	9,714	278,306
Eisai Co. Ltd.	5,100	290,185
Eli Lilly and Co.	19,951	6,851,572
Longboard Pharmaceuticals, Inc.(x)*	4,498	17,677
Merck & Co., Inc.	61,027	6,492,663
Novo Nordisk A/S (ADR)	5,057	804,771
Nuvation Bio, Inc.*	7,200	11,952
Pfizer, Inc.	88,803	3,623,162
Pliant Therapeutics, Inc.*	8,138	216,471
Reata Pharmaceuticals, Inc., Class A(x)*	1,368	124,379
Relmada Therapeutics, Inc.*	2,774	6,269
Roche Holding AG	4,599	1,316,176
Royalty Pharma plc, Class A	21,797	785,346
Structure Therapeutics, Inc. (ADR)(x)*	4,826	114,811
Theseus Pharmaceuticals, Inc.*	14,238	126,433
Ventyx Biosciences, Inc.(x)*	10,201	341,733
Viatris, Inc.	19,696	189,476
Zoetis, Inc.	4,843	806,069

		31,435,289

Total Health Care		182,847,436

Materials (0.1%)
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc.(x)*	53,863	71,638

Total Materials		71,638

Total Common Stocks (99.8%) (Cost $141,142,747)		183,103,986

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Lantheus Holdings, Inc., CVR(r)(x)* (Cost $—)	13,100	11,307

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	568

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	61

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	355

Total Health Care		984

Total Warrants (0.0%)† (Cost $—)		984

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,163,715, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23- 11/15/52; total market value $2,206,107.(xx)	$2,162,850	2,162,850
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $1,000,400, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 2/15/51; total market value $1,020,544.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $700,286, collateralized by various Common Stocks; total market value $778,219. (xx)	$700,000	$700,000

Total Repurchase Agreements		3,862,850

Total Short-Term Investments (2.1%) (Cost $3,862,850)		3,862,850

Total Investments in Securities (101.9%) (Cost $145,005,597)		186,979,127
Other Assets Less Liabilities (-1.9%)		(3,428,228)

Net Assets (100%)		$183,550,899

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $275,244 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $5,223,779. This was collateralized by $1,457,604 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $3,862,850 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$184,912	$—	$—	$184,912
Health Care	176,905,930	5,941,506	—	182,847,436
Materials	71,638	—	—	71,638
Rights
Health Care	—	—	11,307	11,307
Short-Term Investments
Repurchase Agreements	—	3,862,850	—	3,862,850
Warrants
Health Care	629	355	—	984

Total Assets	$177,163,109	$9,804,711	$11,307	$186,979,127

Total Liabilities	$—	$—	$—	$—

Total	$177,163,109	$9,804,711	$11,307	$186,979,127

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,272,377
Aggregate gross unrealized depreciation	(18,155,794)

Net unrealized appreciation	$41,116,583

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,862,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (2.3%)
Activision Blizzard, Inc.	403,931	$34,572,454

Total Communication Services		34,572,454

Consumer Discretionary (7.3%)
Automobile Components (1.9%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,890,000	28,633,500

Household Durables (5.4%)
Lennar Corp., Class A	405,970	42,671,507
Sony Group Corp. (ADR)(x)	414,800	37,601,620

		80,273,127

Total Consumer Discretionary		108,906,627

Consumer Staples (8.7%)
Beverages (4.4%)
Coca-Cola Co. (The)	596,987	37,031,104
Constellation Brands, Inc., Class A	124,878	28,208,691

		65,239,795

Consumer Staples Distribution & Retail (2.0%)
Sysco Corp.	378,147	29,204,293

Household Products (2.3%)
Procter & Gamble Co. (The)	229,828	34,173,125

Total Consumer Staples		128,617,213

Energy (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
Coterra Energy, Inc.	1,382,000	33,914,280
Phillips 66	271,380	27,512,504

Total Energy		61,426,784

Financials (15.4%)
Banks (6.0%)
Commerce Bancshares, Inc.	323,932	18,901,432
Cullen/Frost Bankers, Inc.	232,305	24,471,009
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	3,084,792	19,711,821
PNC Financial Services Group, Inc. (The)	211,256	26,850,637

		89,934,899

Capital Markets (4.8%)
Ameriprise Financial, Inc.	133,376	40,879,744
Blackstone, Inc., Class A	343,041	30,132,722

		71,012,466

Consumer Finance (2.3%)
Capital One Financial Corp.	347,614	33,426,562

Insurance (2.3%)
Cincinnati Financial Corp.	308,486	34,575,111

Total Financials		228,949,038

Health Care (11.6%)
Biotechnology (2.5%)
Amgen, Inc.	154,899	37,446,833

Health Care Equipment & Supplies (3.7%)
Alcon, Inc.	431,148	30,413,180
Medtronic plc	311,274	25,094,910

		55,508,090

Life Sciences Tools & Services (2.8%)
Danaher Corp.	165,372	41,680,359

Pharmaceuticals (2.6%)
Merck & Co., Inc.	358,701	38,162,199

Total Health Care		172,797,481

Industrials (11.1%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	129,652	29,587,883

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	174,328	33,317,567

Machinery (6.8%)
Oshkosh Corp.	244,432	20,331,854
Parker-Hannifin Corp.	135,000	45,374,850
Xylem, Inc.	344,191	36,036,798

		101,743,502

Total Industrials		164,648,952

Information Technology (17.8%)
Semiconductors & Semiconductor Equipment (5.6%)
Microchip Technology, Inc.	556,014	46,582,853
QUALCOMM, Inc.	291,000	37,125,780

		83,708,633

Software (12.2%)
Adobe, Inc.*	107,600	41,465,812
ANSYS, Inc.*	137,400	45,726,720
Autodesk, Inc.*	171,622	35,724,835
Microsoft Corp.	202,000	58,236,600

		181,153,967

Total Information Technology		264,862,600

Materials (10.5%)
Chemicals (7.9%)
Corteva, Inc.	930,221	56,101,629
Ecolab, Inc.	184,000	30,457,520
RPM International, Inc.	355,762	31,036,677

		117,595,826

Construction Materials (2.6%)
Martin Marietta Materials, Inc.	109,568	38,903,214

Total Materials		156,499,040

Real Estate (3.4%)
Residential REITs (1.4%)
Equity LifeStyle Properties, Inc. (REIT)	318,861	21,405,139

Specialized REITs (2.0%)
Crown Castle, Inc. (REIT)	221,340	29,624,146

Total Real Estate		51,029,285

Utilities (4.9%)
Electric Utilities (2.4%)
Xcel Energy, Inc.	537,624	36,257,363

Gas Utilities (2.5%)
Atmos Energy Corp.	327,979	36,851,720

Total Utilities		73,109,083

Total Common Stocks (97.1%) (Cost $1,388,528,171)		1,445,418,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $19,549,242, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $19,932,254.(xx)	$19,541,425	$19,541,425
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $300,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $330,886.(xx)	300,000	300,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $20,007,983, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $20,408,146.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		39,841,425

Total Short-Term Investments (2.7%) (Cost $39,841,425)		39,841,425

Total Investments in Securities (99.8%) (Cost $1,428,369,596)		1,485,259,982
Other Assets Less Liabilities (0.2%)		2,519,967

Net Assets (100%)		$1,487,779,949

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $39,432,813. This was collateralized by cash of $39,841,425 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,572,454	$—	$—	$34,572,454
Consumer Discretionary	108,906,627	—	—	108,906,627
Consumer Staples	128,617,213	—	—	128,617,213
Energy	61,426,784	—	—	61,426,784
Financials	228,949,038	—	—	228,949,038
Health Care	172,797,481	—	—	172,797,481
Industrials	164,648,952	—	—	164,648,952
Information Technology	264,862,600	—	—	264,862,600
Materials	156,499,040	—	—	156,499,040
Real Estate	51,029,285	—	—	51,029,285
Utilities	73,109,083	—	—	73,109,083
Short-Term Investments
Repurchase Agreements	—	39,841,425	—	39,841,425

Total Assets	$1,445,418,557	$39,841,425	$—	$1,485,259,982

Total Liabilities	$—	$—	$—	$—

Total	$1,445,418,557	$39,841,425	$—	$1,485,259,982

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,846,601
Aggregate gross unrealized depreciation	(95,962,118)

Net unrealized appreciation	$56,884,483

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,428,375,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.7%)
Energy Equipment & Services (6.1%)
Schlumberger NV	127,692	$6,269,677
Tenaris SA	110,397	1,570,066
Tenaris SA (ADR)	19,401	551,376

		8,391,119

Oil, Gas & Consumable Fuels (81.6%)
ARC Resources Ltd.(x)	241,347	2,737,588
BP plc	903,669	5,721,079
BP plc (ADR)	115,101	4,366,932
Canadian Natural Resources Ltd.	29,892	1,654,522
Cenovus Energy, Inc.	341,245	5,958,138
Chesapeake Energy Corp.	42,071	3,199,079
Chevron Corp.	38,115	6,218,843
ConocoPhillips	53,394	5,297,219
Coterra Energy, Inc.	192,268	4,718,257
Diamondback Energy, Inc.	38,055	5,143,894
Enbridge, Inc.	111,475	4,250,320
EOG Resources, Inc.	51,913	5,950,787
EQT Corp.	10,666	340,352
Equinor ASA	120,985	3,440,714
Exxon Mobil Corp.	61,539	6,748,367
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	42,946	5,790,409
Petroleo Brasileiro SA	437,880	2,292,878
Phillips 66	42,037	4,261,711
Pioneer Natural Resources Co.	14,744	3,011,315
Shell plc	442,962	12,684,530
Targa Resources Corp.	48,512	3,538,950
TC Energy Corp. (New York Stock Exchange)(x)	3,868	150,504
TC Energy Corp. (Toronto Stock Exchange)(x)	38,415	1,494,248
TotalEnergies SE	116,158	6,853,643
TotalEnergies SE (ADR)	57,607	3,401,693
Williams Cos., Inc. (The)	107,623	3,213,623

		112,439,595

Total Energy		120,830,714

Information Technology (0.6%)
Semiconductors & Semiconductor Equipment (0.6%)
First Solar, Inc.*	4,248	923,940

Total Information Technology		923,940

Utilities (10.8%)
Electric Utilities (7.0%)
American Electric Power Co., Inc.	7,581	689,795
Avangrid, Inc.	7,328	292,241
Duke Energy Corp.	12,054	1,162,849
Edison International	11,505	812,138
Enel SpA	105,638	645,162
Exelon Corp.	24,439	1,023,750
FirstEnergy Corp.	23,292	933,077
Iberdrola SA	82,879	1,032,363
NextEra Energy, Inc.	24,659	1,900,716
Southern Co. (The)	16,550	1,151,549

		9,643,640

Independent Power and Renewable Electricity Producers (1.2%)
China Longyuan Power Group Corp. Ltd., Class H	887,555	1,016,277
RWE AG	15,459	664,562

		1,680,839

Multi-Utilities (2.6%)
CenterPoint Energy, Inc.	15,758	464,231
Engie SA	92,039	1,455,569
National Grid plc	60,163	816,631
Sempra Energy	5,559	840,299

		3,576,730

Total Utilities		14,901,209

Total Common Stocks (99.1%) (Cost $109,046,904)		136,655,863

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.0%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,101,373, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,142,543.(xx)	$2,100,532	2,100,532
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,000,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $2,041,088.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		4,100,532

Total Short-Term Investments (3.0%) (Cost $4,100,532)		4,100,532

Total Investments in Securities (102.1%) (Cost $113,147,436)		140,756,395
Other Assets Less Liabilities (-2.1%)		(2,934,204)

Net Assets (100%)		$137,822,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)	At March 31, 2023, the Portfolio had loaned securities with a total value of $3,938,252. This was collateralized by cash of $4,100,532 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Brazil	1.7%
Canada	11.8
China	0.7
France	8.5
Germany	0.5
Italy	0.5
Netherlands	9.2
Norway	2.5
Russia	0.0 #
Spain	0.7
United Kingdom	7.9
United States	58.1
Cash and Other	(2.1)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$90,560,682	$30,270,032	$—	(a)	$120,830,714
Information Technology	923,940	—	—		923,940
Utilities	9,270,645	5,630,564	—		14,901,209
Short-Term Investments
Repurchase Agreements	—	4,100,532	—		4,100,532

Total Assets	$100,755,267	$40,001,128	$—		$140,756,395

Total Liabilities	$—	$—	$—		$—

Total	$100,755,267	$40,001,128	$—		$140,756,395

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,498,752
Aggregate gross unrealized depreciation	(4,255,659)

Net unrealized appreciation	$27,243,093

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,513,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$148,632

Entertainment (0.6%)
Electronic Arts, Inc.	1,100	132,495
Live Nation Entertainment, Inc.*	9,615	673,050
Netflix, Inc.*	11,191	3,866,267
Playtika Holding Corp.*	10,127	114,030
ROBLOX Corp., Class A*	8,500	382,330
Roku, Inc.*	1,600	105,312
Spotify Technology SA*	12,092	1,615,733
Take-Two Interactive Software, Inc.*	3,412	407,051
Walt Disney Co. (The)*	2,800	280,364
Warner Bros Discovery, Inc.*	33,600	507,360

		8,083,992

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A*	365,293	37,891,843
Alphabet, Inc., Class C*	83,234	8,656,336
IAC, Inc.*	12,989	670,233
Match Group, Inc.*	16,816	645,566
Meta Platforms, Inc., Class A*	49,182	10,423,633
Vimeo, Inc.*	3,734	14,301
ZoomInfo Technologies, Inc., Class A*	7,300	180,383

		58,482,295

Media (1.2%)
Charter Communications, Inc., Class A*	10,438	3,732,733
Liberty Broadband Corp., Class C*	1,600	130,720
Trade Desk, Inc. (The), Class A*	196,140	11,946,888

		15,810,341

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	16,000	2,317,440

Total Communication Services		84,842,700

Consumer Discretionary (10.5%)
Automobile Components (0.0%)†
Aptiv plc*	1,500	168,285
Fox Factory Holding Corp.*	1,300	157,781

		326,066

Automobiles (1.3%)
Rivian Automotive, Inc., Class A(x)*	67,454	1,044,188
Tesla, Inc.*	73,340	15,215,116

		16,259,304

Broadline Retail (2.9%)
Amazon.com, Inc.*	356,190	36,790,865
Coupang, Inc.*	76,054	1,216,864
eBay, Inc.	3,400	150,858
Etsy, Inc.*	2,500	278,325
Nordstrom, Inc.(x)	5,700	92,739

		38,529,651

Distributors (0.0%)†
Pool Corp.	712	243,817

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	78,240
H&R Block, Inc.	4,300	151,575

		229,815

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	64,100	7,974,040
Bloomin’ Brands, Inc.	6,400	164,160
Booking Holdings, Inc.*	2,001	5,307,472
Caesars Entertainment, Inc.*	2,700	131,787
Chipotle Mexican Grill, Inc.*	3,601	6,151,552
Churchill Downs, Inc.	700	179,935
Darden Restaurants, Inc.	1,700	263,772
Domino’s Pizza, Inc.	708	233,548
DoorDash, Inc., Class A*	4,073	258,880
DraftKings, Inc., Class A*	9,100	176,176
Expedia Group, Inc.*	2,900	281,387
Hilton Worldwide Holdings, Inc.	3,800	535,306
Las Vegas Sands Corp.*	2,300	132,135
Marriott International, Inc., Class A	29,800	4,947,992
McDonald’s Corp.	3,468	969,688
MGM Resorts International	119,050	5,288,201
Starbucks Corp.	8,053	838,559
Texas Roadhouse, Inc.	1,300	140,478
Travel + Leisure Co.	3,300	129,360
Vail Resorts, Inc.	700	163,576
Wingstop, Inc.	47,300	8,683,334
Yum! Brands, Inc.	1,300	171,704

		43,123,042

Household Durables (0.1%)
DR Horton, Inc.	4,100	400,529
Helen of Troy Ltd.*	1,000	95,170
PulteGroup, Inc.	3,700	215,636

		711,335

Leisure Products (0.1%)
Brunswick Corp.	2,100	172,200
Peloton Interactive, Inc., Class A*	92,564	1,049,676
Polaris, Inc.	1,400	154,882
YETI Holdings, Inc.*	3,300	132,000

		1,508,758

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	800	97,288
AutoZone, Inc.*	291	715,322
Best Buy Co., Inc.	1,800	140,886
Burlington Stores, Inc.*	1,100	222,310
CarMax, Inc.*	1,700	109,276
Five Below, Inc.*	25,800	5,314,026
Floor & Decor Holdings, Inc., Class A*	2,000	196,440
Home Depot, Inc. (The)	30,234	8,922,658
Leslie’s, Inc.*	8,133	89,544
Lowe’s Cos., Inc.	9,562	1,912,113
Murphy USA, Inc.	400	103,220
O’Reilly Automotive, Inc.*	596	505,992
RH*	500	121,775
Ross Stores, Inc.	44,478	4,720,450
Stitch Fix, Inc., Class A*	3,300	16,863
TJX Cos., Inc. (The)	21,186	1,660,135
Tractor Supply Co.	2,128	500,165
Ulta Beauty, Inc.*	1,004	547,853
Victoria’s Secret & Co.*	1,366	46,649
Wayfair, Inc., Class A(x)*	1,200	41,208
Williams-Sonoma, Inc.	1,600	194,656

		26,178,829

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	1,100	139,084
Deckers Outdoor Corp.*	600	269,730
Lululemon Athletica, Inc.*	4,548	1,656,336
NIKE, Inc., Class B	64,493	7,909,422
Skechers USA, Inc., Class A*	4,100	194,832

		10,169,404

Total Consumer Discretionary		137,280,021

Consumer Staples (3.1%)
Beverages (1.6%)
Brown-Forman Corp., Class B	2,710	174,172
Celsius Holdings, Inc.*	62,700	5,827,338
Coca-Cola Co. (The)	54,296	3,367,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Diageo plc (ADR)(x)	25,890	$4,690,750
Monster Beverage Corp.*	67,580	3,649,996
PepsiCo, Inc.	21,618	3,940,961

		21,651,198

Consumer Staples Distribution & Retail (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	2,500	190,175
Costco Wholesale Corp.	18,026	8,956,579
Dollar General Corp.	7,323	1,541,198
Dollar Tree, Inc.*	1,700	244,035
Sysco Corp.	9,866	761,951
Target Corp.	4,900	811,587

		12,505,525

Food Products (0.1%)
Hershey Co. (The)	2,438	620,252
Kellogg Co.	3,300	220,968
Lamb Weston Holdings, Inc.	3,200	334,464
Pilgrim’s Pride Corp.*	5,000	115,900
VZS Enterprises, Inc.(r)(x)*	345	—

		1,291,584

Household Products (0.4%)
Church & Dwight Co., Inc.	2,861	252,941
Clorox Co. (The)	1,984	313,948
Colgate-Palmolive Co.	9,900	743,985
Kimberly-Clark Corp.	3,900	523,458
Procter & Gamble Co. (The)	18,900	2,810,241

		4,644,573

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,482	1,104,634

Total Consumer Staples		41,197,514

Energy (0.8%)
Energy Equipment & Services (0.1%)
ChampionX Corp.	3,900	105,807
Halliburton Co.	7,820	247,425
Valaris Ltd.*	3,200	208,192

		561,424

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.*	5,100	117,759
Cheniere Energy, Inc.	2,800	441,280
ConocoPhillips	35,270	3,499,136
Devon Energy Corp.	6,200	313,782
Diamondback Energy, Inc.	1,900	256,823
EOG Resources, Inc.	8,300	951,429
Hess Corp.	4,300	569,062
Magnolia Oil & Gas Corp., Class A	6,400	140,032
Matador Resources Co.	3,000	142,950
Occidental Petroleum Corp.	13,100	817,833
ONEOK, Inc.	2,800	177,912
Ovintiv, Inc.	4,810	173,545
PBF Energy, Inc., Class A	4,400	190,784
PDC Energy, Inc.	2,400	154,032
Pioneer Natural Resources Co.	2,500	510,600
Range Resources Corp.	5,700	150,879
SM Energy Co.	4,100	115,456
Targa Resources Corp.	4,300	313,685
Texas Pacific Land Corp.	100	170,102

		9,207,081

Total Energy		9,768,505

Financials (5.8%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	200	194,620
Western Alliance Bancorp	2,100	74,634

		269,254

Capital Markets (0.9%)
Ameriprise Financial, Inc.	10,870	3,331,655
Ares Management Corp.	2,900	241,976
Blackstone, Inc., Class A	13,600	1,194,624
Charles Schwab Corp. (The)	16,400	859,032
FactSet Research Systems, Inc.	676	280,601
LPL Financial Holdings, Inc.	1,500	303,600
MarketAxess Holdings, Inc.	700	273,903
Moody’s Corp.	2,897	886,540
Morningstar, Inc.	800	162,424
MSCI, Inc.	1,169	654,278
S&P Global, Inc.	7,480	2,578,879
Tradeweb Markets, Inc., Class A	2,100	165,942

		10,933,454

Consumer Finance (0.0%)†
American Express Co.	1,020	168,249
Credit Acceptance Corp.(x)*	16	6,976

		175,225

Financial Services (4.0%)
Affirm Holdings, Inc.(x)*	28,459	320,733
Apollo Global Management, Inc.	6,800	429,488
Cass Information Systems, Inc.	525	22,738
Euronet Worldwide, Inc.*	1,400	156,660
Fiserv, Inc.*	65,086	7,356,670
FleetCor Technologies, Inc.*	1,406	296,455
Global Payments, Inc.	23,220	2,443,673
Jack Henry & Associates, Inc.	1,928	290,588
Mastercard, Inc., Class A	34,112	12,396,642
PayPal Holdings, Inc.*	62,135	4,718,532
Shift4 Payments, Inc., Class A*	2,000	151,600
Visa, Inc., Class A	103,717	23,384,035
Western Union Co. (The)	9,600	107,040
WEX, Inc.*	1,000	183,890

		52,258,744

Insurance (0.9%)
Aon plc, Class A	3,859	1,216,704
Arch Capital Group Ltd.*	2,500	169,675
Arthur J Gallagher & Co.	900	172,179
Erie Indemnity Co., Class A	500	115,830
Everest Re Group Ltd.	500	179,010
Kinsale Capital Group, Inc.	400	120,060
Lincoln National Corp.	3,200	71,904
Markel Corp.*	100	127,741
Marsh & McLennan Cos., Inc.	8,701	1,449,152
Progressive Corp. (The)	56,900	8,140,114
Ryan Specialty Holdings, Inc., Class A*	4,100	164,984

		11,927,353

Total Financials		75,564,030

Health Care (11.0%)
Biotechnology (1.6%)
AbbVie, Inc.	32,779	5,223,989
ACADIA Pharmaceuticals, Inc.*	4,400	82,808
Alnylam Pharmaceuticals, Inc.*	2,300	460,736
Amgen, Inc.	8,320	2,011,360
Amicus Therapeutics, Inc.*	11,000	121,990
Arrowhead Pharmaceuticals, Inc.*	3,800	96,520
Ascendis Pharma A/S (ADR)*	52,290	5,606,534
Biohaven Ltd.*	500	6,830
Deciphera Pharmaceuticals, Inc.*	3,200	49,440
Denali Therapeutics, Inc.*	2,700	62,208
Exact Sciences Corp.*	2,427	164,575
Exelixis, Inc.*	8,600	166,926
Fate Therapeutics, Inc.*	3,000	17,100
FibroGen, Inc.*	3,200	59,712
Halozyme Therapeutics, Inc.*	3,600	137,484
Horizon Therapeutics plc*	4,000	436,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	3,092	$223,459
Intellia Therapeutics, Inc.*	2,000	74,540
Ionis Pharmaceuticals, Inc.*	2,500	89,350
Ironwood Pharmaceuticals, Inc.*	8,500	89,420
Karuna Therapeutics, Inc.*	600	108,984
Madrigal Pharmaceuticals, Inc.*	600	145,356
Moderna, Inc.*	500	76,790
Natera, Inc.*	2,200	122,144
Neurocrine Biosciences, Inc.*	1,846	186,852
Novavax, Inc.(x)*	2,200	15,246
Regeneron Pharmaceuticals, Inc.*	332	272,794
Sangamo Therapeutics, Inc.*	1,980	3,485
Sarepta Therapeutics, Inc.*	1,600	220,528
Seagen, Inc.*	2,600	526,422
Twist Bioscience Corp.*	1,500	22,620
Ultragenyx Pharmaceutical, Inc.*	2,600	104,260
Vertex Pharmaceuticals, Inc.*	11,341	3,573,209

		20,560,231

Health Care Equipment & Supplies (3.8%)
Abbott Laboratories	4,400	445,544
Align Technology, Inc.*	1,120	374,237
Atrion Corp.	66	41,442
Baxter International, Inc.	2,300	93,288
Becton Dickinson & Co.	12,513	3,097,468
Dexcom, Inc.*	130,510	15,162,652
Edwards Lifesciences Corp.*	11,966	989,947
GE HealthCare Technologies, Inc.*	766	62,835
Haemonetics Corp.*	2,000	165,500
IDEXX Laboratories, Inc.*	1,600	800,128
Inspire Medical Systems, Inc.*	14,600	3,417,422
Insulet Corp.*	5,207	1,660,825
Intuitive Surgical, Inc.*	24,417	6,237,811
iRhythm Technologies, Inc.*	900	111,627
LivaNova plc*	1,800	78,444
Masimo Corp.*	1,000	184,540
Neogen Corp.*	4,400	81,488
NuVasive, Inc.*	2,100	86,751
Omnicell, Inc.*	1,650	96,806
Penumbra, Inc.*	4,057	1,130,645
ResMed, Inc.	2,779	608,573
Shockwave Medical, Inc.*	35,500	7,697,465
STAAR Surgical Co.*	1,400	89,530
Stryker Corp.	23,611	6,740,232

		49,455,200

Health Care Providers & Services (3.0%)
agilon health, Inc.(x)*	4,800	114,000
AmerisourceBergen Corp.	2,900	464,319
Chemed Corp.	200	107,550
Cigna Group (The)	25,217	6,443,700
DaVita, Inc.*	1,800	145,998
Elevance Health, Inc.	1,400	643,734
HCA Healthcare, Inc.	4,908	1,294,142
HealthEquity, Inc.*	1,600	93,936
Humana, Inc.	7,003	3,399,676
McKesson Corp.	543	193,335
Molina Healthcare, Inc.*	900	240,741
UnitedHealth Group, Inc.	53,927	25,485,361

		38,626,492

Health Care Technology (0.0%)†
Certara, Inc.*	692	16,684
Veeva Systems, Inc., Class A*	2,700	496,233

		512,917

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	2,400	133,896
Adaptive Biotechnologies Corp.*	4,889	43,170
Agilent Technologies, Inc.	5,200	719,368
Avantor, Inc.*	41,150	869,911
Bio-Rad Laboratories, Inc., Class A*	5,990	2,869,330
Bio-Techne Corp.	2,800	207,732
Bruker Corp.	3,100	244,404
Charles River Laboratories International, Inc.*	1,300	262,366
Danaher Corp.	1,000	252,040
ICON plc*	20,950	4,474,710
IQVIA Holdings, Inc.*	3,600	716,004
Maravai LifeSciences Holdings, Inc., Class A*	6,719	94,133
Medpace Holdings, Inc.*	500	94,025
Mettler-Toledo International, Inc.*	420	642,688
OmniAb, Inc.(r)(x)*	345	—
Repligen Corp.*	1,000	168,360
Syneos Health, Inc.*	369	13,144
Thermo Fisher Scientific, Inc.	6,055	3,489,920
Waters Corp.*	1,200	371,556
West Pharmaceutical Services, Inc.	1,400	485,058

		16,151,815

Pharmaceuticals (1.4%)
Amneal Pharmaceuticals, Inc.*	10,300	14,317
Catalent, Inc.*	1,800	118,278
Daiichi Sankyo Co. Ltd. (ADR)	35,141	1,283,701
Eli Lilly and Co.	38,586	13,251,204
Innoviva, Inc.*	3,432	38,610
Ligand Pharmaceuticals, Inc.*	913	67,160
Merck & Co., Inc.	19,400	2,063,966
Reata Pharmaceuticals, Inc., Class A(x)*	1,200	109,104
Zoetis, Inc.	9,147	1,522,427

		18,468,767

Total Health Care		143,775,422

Industrials (4.6%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	1,000	224,850
Boeing Co. (The)*	3,300	701,019
BWX Technologies, Inc.	1,800	113,472
HEICO Corp.	800	136,832
HEICO Corp., Class A	1,520	206,568
Lockheed Martin Corp.	4,130	1,952,375
Northrop Grumman Corp.	500	230,860
TransDigm Group, Inc.	10,832	7,983,726

		11,549,702

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,500	149,055

Expeditors International of Washington, Inc.	1,554	171,127
GXO Logistics, Inc.*	2,400	121,104
United Parcel Service, Inc., Class B	12,155	2,357,948

		2,799,234

Building Products (0.1%)
AAON, Inc.	1,249	120,766
Advanced Drainage Systems, Inc.	1,700	143,157
Allegion plc	1,345	143,552
Armstrong World Industries, Inc.	2,100	149,604
Carlisle Cos., Inc.	1,100	248,677
Fortune Brands Innovations, Inc.	2,100	123,333
Masco Corp.	3,100	154,132
Trane Technologies plc	2,600	478,348
Trex Co., Inc.*	2,400	116,808

		1,678,377

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	153,640
Cintas Corp.	1,572	727,333
Copart, Inc.*	8,260	621,234
Republic Services, Inc.	1,200	162,264
Ritchie Bros Auctioneers, Inc.	2,100	118,209
Rollins, Inc.	5,900	221,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tetra Tech, Inc.	581	$85,355
Waste Management, Inc.	7,500	1,223,775

		3,313,237

Construction & Engineering (0.1%)
AECOM	2,300	193,936
EMCOR Group, Inc.	900	146,331
Quanta Services, Inc.	2,100	349,944
WillScot Mobile Mini Holdings Corp.*	2,700	126,576

		816,787

Electrical Equipment (0.4%)
AMETEK, Inc.	27,430	3,986,402
Array Technologies, Inc.*	185	4,048
Emerson Electric Co.	3,600	313,704
EnerSys	2,200	191,136
Generac Holdings, Inc.*	1,700	183,617
Plug Power, Inc.(x)*	5,000	58,600
Rockwell Automation, Inc.	1,534	450,152
Vertiv Holdings Co.	8,400	120,204

		5,307,863

Ground Transportation (1.4%)
CSX Corp.	10,500	314,370
JB Hunt Transport Services, Inc.	1,700	298,282
Lyft, Inc., Class A*	8,400	77,868
Old Dominion Freight Line, Inc.	4,872	1,660,573
Saia, Inc.*	800	217,664
Uber Technologies, Inc.*	272,300	8,631,910
Union Pacific Corp.	32,754	6,592,070
XPO, Inc.*	2,400	76,560

		17,869,297

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	3,800	726,256

Machinery (0.8%)
Caterpillar, Inc.	8,319	1,903,720
Chart Industries, Inc.*	1,000	125,400
Deere & Co.	5,243	2,164,730
Donaldson Co., Inc.	3,200	209,088
Graco, Inc.	2,226	162,520
IDEX Corp.	800	184,824
Illinois Tool Works, Inc.	5,404	1,315,604
Ingersoll Rand, Inc.	50,981	2,966,074
Lincoln Electric Holdings, Inc.	1,000	169,100
Middleby Corp. (The)*	1,200	175,932
Otis Worldwide Corp.	2,200	185,680
Parker-Hannifin Corp.	700	235,277
Toro Co. (The)	1,944	216,095

		10,014,044

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.*	12,400	433,008

Professional Services (0.3%)
Automatic Data Processing, Inc.	7,387	1,644,568
Booz Allen Hamilton Holding Corp.	2,500	231,725
Broadridge Financial Solutions, Inc.	2,100	307,797
Equifax, Inc.	1,416	287,221
ExlService Holdings, Inc.*	600	97,098
Paychex, Inc.	6,273	718,823
Robert Half International, Inc.	2,900	233,653
TransUnion	2,700	167,778
Verisk Analytics, Inc.	2,968	569,441

		4,258,104

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	156,343
Fastenal Co.	11,204	604,344
SiteOne Landscape Supply, Inc.*	900	123,183
United Rentals, Inc.	700	277,032
Watsco, Inc.	700	222,712
WW Grainger, Inc.	907	624,750

		2,008,364

Total Industrials		60,774,273

Information Technology (33.7%)
Communications Equipment (1.4%)
Arista Networks, Inc.*	82,926	13,919,959
Cisco Systems, Inc.	77,830	4,068,563

		17,988,522

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	51,736	4,227,866
Arrow Electronics, Inc.*	1,400	174,818
CDW Corp.	2,600	506,714
Cognex Corp.	5,104	252,903
Coherent Corp.*	546	20,791
Corning, Inc.	1,181	41,666
Jabil, Inc.	1,900	167,504
Keysight Technologies, Inc.*	3,200	516,736
Zebra Technologies Corp., Class A*	600	190,800

		6,099,798

IT Services (2.8%)
Accenture plc, Class A	16,362	4,676,423
Cloudflare, Inc., Class A*	95,100	5,863,866
DigitalOcean Holdings, Inc.(x)*	2,900	113,593
EPAM Systems, Inc.*	1,100	328,900
Gartner, Inc.*	1,511	492,239
Globant SA*	800	131,208
Hackett Group, Inc. (The)	2,178	40,249
International Business Machines Corp.	11,700	1,533,753
MongoDB, Inc.*	52,961	12,346,268
Okta, Inc.*	1,700	146,608
Snowflake, Inc., Class A*	70,175	10,827,301
Twilio, Inc., Class A*	1,400	93,282
Wix.com Ltd.*	1,600	159,680

		36,753,370

Semiconductors & Semiconductor Equipment (6.6%)
Advanced Micro Devices, Inc.*	40,763	3,995,181
Allegro MicroSystems, Inc.*	508	24,379
Analog Devices, Inc.	1,962	386,946
Applied Materials, Inc.	40,260	4,945,136
ASML Holding NV (Registered) (ADR)	7,593	5,168,631
Broadcom, Inc.	7,300	4,683,242
Enphase Energy, Inc.*	2,500	525,700
Entegris, Inc.	2,900	237,829
First Solar, Inc.*	36,900	8,025,750
GLOBALFOUNDRIES, Inc.(x)*	2,074	149,701
KLA Corp.	2,800	1,117,676
Lam Research Corp.	2,500	1,325,300
Lattice Semiconductor Corp.*	87,300	8,337,150
Marvell Technology, Inc.	96,670	4,185,811
Microchip Technology, Inc.	8,896	745,307
Micron Technology, Inc.	4,600	277,564
Monolithic Power Systems, Inc.	900	450,486
NVIDIA Corp.	128,104	35,583,448
ON Semiconductor Corp.*	5,200	428,064
QUALCOMM, Inc.	20,765	2,649,199
Synaptics, Inc.*	1,000	111,150
Teradyne, Inc.	2,800	301,028
Texas Instruments, Inc.	11,381	2,116,980
Universal Display Corp.	1,518	235,487

		86,007,145

Software (16.6%)
8x8, Inc.*	6,300	26,271
Adobe, Inc.*	8,352	3,218,610
ANSYS, Inc.*	1,100	366,080
Appfolio, Inc., Class A*	1,300	161,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Appian Corp., Class A*	1,500	$66,570
AppLovin Corp., Class A*	5,900	92,925
Asana, Inc., Class A*	3,400	71,842
Aspen Technology, Inc.*	840	192,251
Atlassian Corp., Class A*	30,084	5,149,478
Autodesk, Inc.*	4,197	873,648
Bentley Systems, Inc., Class B	4,000	171,960
Black Knight, Inc.*	2,300	132,388
C3.ai, Inc., Class A(x)*	539	18,094
Cadence Design Systems, Inc.*	18,660	3,920,279
Confluent, Inc., Class A*	23,600	568,052
Crowdstrike Holdings, Inc., Class A*	63,162	8,669,616
Datadog, Inc., Class A(x)*	53,300	3,872,778
Digital Turbine, Inc.*	3,500	43,260
DocuSign, Inc.*	3,700	215,710
DoubleVerify Holdings, Inc.*	311,100	9,379,665
Dropbox, Inc., Class A*	4,900	105,938
Dynatrace, Inc.*	200,442	8,478,697
Elastic NV*	2,400	138,960
Envestnet, Inc.*	2,800	164,276
Everbridge, Inc.*	1,300	45,071
Fair Isaac Corp.*	500	351,345
Fortinet, Inc.*	189,202	12,574,365
HashiCorp, Inc., Class A*	11,121	325,734
HubSpot, Inc.*	22,600	9,689,750
Informatica, Inc., Class A*	6,200	101,680
Intuit, Inc.	23,289	10,382,935
LivePerson, Inc.*	630	2,778
Microsoft Corp.#	289,026	83,326,196
New Relic, Inc.*	1,900	143,051
OneSpan, Inc.*	1,452	25,410
Oracle Corp.	20,159	1,873,174
Palantir Technologies, Inc., Class A*	34,500	291,525
Palo Alto Networks, Inc.*	66,400	13,262,736
Paycom Software, Inc.*	1,000	304,010
Paylocity Holding Corp.*	3,137	623,573
Pegasystems, Inc.	1,400	67,872
Procore Technologies, Inc.*	2,800	175,364
PTC, Inc.*	2,000	256,460
Q2 Holdings, Inc.*	2,400	59,088
RingCentral, Inc., Class A*	2,500	76,675
Salesforce, Inc.*	50,168	10,022,563
Samsara, Inc., Class A*	47,100	928,812
SentinelOne, Inc., Class A*	6,400	104,704
ServiceNow, Inc.*	42,327	19,670,204
Splunk, Inc.*	3,134	300,488
Synopsys, Inc.*	3,000	1,158,750
Tyler Technologies, Inc.*	746	264,561
UiPath, Inc., Class A*	7,600	133,456
Unity Software, Inc.(x)*	4,422	143,450
VMware, Inc., Class A*	1,962	244,956
Workday, Inc., Class A*	22,328	4,611,625
Zoom Video Communications, Inc.,
Class A*	3,400	251,056
Zscaler, Inc.*	1,600	186,928

		218,079,517

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	456,880	75,339,512
Dell Technologies, Inc., Class C	4,000	160,840
HP, Inc.	9,100	267,085
NetApp, Inc.	5,300	338,405
Pure Storage, Inc., Class A*	7,300	186,223

		76,292,065

Total Information Technology		441,220,417

Materials (0.7%)
Chemicals (0.6%)
Albemarle Corp.	1,200	265,248
Axalta Coating Systems Ltd.*	6,500	196,885
CF Industries Holdings, Inc.	3,900	282,711
Chemours Co. (The)	4,800	143,712
Ecolab, Inc.	4,240	701,847
Linde plc	2,000	710,880
Mosaic Co. (The)	3,000	137,640
PPG Industries, Inc.	28,980	3,871,149
Sherwin-Williams Co. (The)	4,618	1,037,988
Valvoline, Inc.	5,200	181,688

		7,529,748

Construction Materials (0.0%)†
Vulcan Materials Co.	1,700	291,652

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,000	178,930
Ball Corp.	2,800	154,308
Berry Global Group, Inc.	2,800	164,920
Crown Holdings, Inc.	2,000	165,420
Sealed Air Corp.	3,400	156,094

		819,672

Metals & Mining (0.0%)†
MP Materials Corp.*	4,500	126,855
Royal Gold, Inc.	1,400	181,594

		308,449

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,900	157,209

Total Materials		9,106,730

Real Estate (0.4%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	4,200	305,802

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	3,316	222,603

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	3,062	342,852

Specialized REITs (0.4%)
American Tower Corp. (REIT)	6,867	1,403,203
Crown Castle, Inc. (REIT)	8,332	1,115,155
Equinix, Inc. (REIT)	1,307	942,399
Iron Mountain, Inc. (REIT)	4,000	211,640
Lamar Advertising Co. (REIT), Class A	2,200	219,758
Public Storage (REIT)	2,419	730,877
SBA Communications Corp. (REIT)	666	173,872

		4,796,904

Total Real Estate		5,668,161

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	2,200	127,028
Southwest Gas Holdings, Inc.	1,700	106,165

		233,193

Independent Power and Renewable Electricity Producers (0.0%)†
Clearway Energy, Inc., Class C	4,500	140,985
Vistra Corp.	6,500	156,000

		296,985

Total Utilities		530,178

Total Common Stocks (77.1%) (Cost $584,717,676)		1,009,727,951

EXCHANGE TRADED FUNDS (ETF):
Equity (7.3%)
iShares Russell 1000 Growth ETF(x)	97,461	23,812,646
Vanguard Growth ETF(x)	192,245	47,953,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Russell 1000 Growth ETF	379,045	$23,838,140

Total Exchange Traded Funds (7.3%) (Cost $96,941,648)		95,604,379

SHORT-TERM INVESTMENTS:
Investment Company (13.6%)
JPMorgan Prime Money Market Fund, IM Shares	179,045,978	179,099,692

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $307,990, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $314,024.(xx)	$307,867	307,867
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $2,001,375, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $2,205,904.(xx)	2,000,000	2,000,000
Santander US Capital Markets LLC, 4.83%, dated 3/31/23, due 4/3/23, repurchase price $2,000,805, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-6.059%, maturing 9/20/39-6/20/71; total market value $2,040,821.(xx)	2,000,000	2,000,000
Societe Generale SA, 4.82%, dated 3/31/23, due 4/6/23, repurchase price $3,002,410, collateralized by various U.S. Government Treasury Securities, 4.125%, maturing 11/15/32; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		7,307,867

Total Short-Term Investments (14.2%) (Cost $186,421,514)		186,407,559

Total Investments in Securities (98.6%) (Cost $868,080,838)		1,291,739,889
Other Assets Less Liabilities (1.4%)		18,710,919

Net Assets (100%)		$1,310,450,808

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,150,490.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $7,448,774. This was collateralized by $125,919 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $7,307,867 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	257	6/2023	USD	68,370,995	6,372,054
S&P 500 E-Mini Index	430	6/2023	USD	88,961,625	5,245,563
S&P Midcap 400 E-Mini Index	146	6/2023	USD	36,933,620	1,485,835

					13,103,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$84,842,700	$—	$—		$84,842,700
Consumer Discretionary	137,280,021	—	—		137,280,021
Consumer Staples	41,197,514	—	—	(a)	41,197,514
Energy	9,768,505	—	—		9,768,505
Financials	75,564,030	—	—		75,564,030
Health Care	143,775,422	—	—	(a)	143,775,422
Industrials	60,774,273	—	—		60,774,273
Information Technology	441,220,417	—	—		441,220,417
Materials	9,106,730	—	—		9,106,730
Real Estate	5,668,161	—	—		5,668,161
Utilities	530,178	—	—		530,178
Exchange Traded Funds	95,604,379	—	—		95,604,379
Futures	13,103,452	—	—		13,103,452
Short-Term Investments
Investment Company	179,099,692	—	—		179,099,692
Repurchase Agreements	—	7,307,867	—		7,307,867

Total Assets	$1,297,535,474	$7,307,867	$—		$1,304,843,341

Total Liabilities	$—	$—	$—		$—

Total	$1,297,535,474	$7,307,867	$—		$1,304,843,341

(a)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$462,900,801
Aggregate gross unrealized depreciation	(34,576,543)

Net unrealized appreciation	$428,324,258

Federal income tax cost of investments in securities and derivative instruments, if applicable	$876,519,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.4%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§	$497,655	$418,162
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
5.185%, 1/25/37(l)	1,289,537	751,008
AIMCO CLO,
Series 2015-AA X
5.742%, 10/17/34(l)§	250,000	247,051
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§	222,593	209,239
Series 2017-1 AA
3.300%, 1/15/30§	15,392	13,324
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	750,000	659,548
Series 2021-1A B
2.482%, 8/15/46§	500,000	407,641
American Airlines Pass- Through Trust,
Series 2013-1 A
4.000%, 7/15/25	206,601	183,955
Series 2015-2 AA
3.600%, 9/22/27	80,208	73,316
Series 2015-2 B
4.400%, 9/22/23	86,904	84,190
Series 2016-2 B
4.375%, 6/15/24§	27,600	26,774
Series 2019-1 A
3.500%, 2/15/32	418,643	343,587
Series 2019-1 AA
3.150%, 2/15/32	62,796	54,420
Series 2021-1 A
2.875%, 7/11/34	778,551	638,454
Apidos CLO XXIV,
Series 2016-24A A1AL
5.758%, 10/20/30(l)§	500,000	493,010
Apidos CLO XXVII,
Series 2017-27A A1R
5.722%, 7/17/30(l)§	250,000	247,095
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A
6.677%, 5/15/37(l)§	136,000	133,621
Ares XLII CLO Ltd.,
Series 2017-42A AR
5.735%, 1/22/28(l)§	172,520	171,371
Atrium IX,
Series 9A AR2
5.943%, 5/28/30(l)§	247,114	244,100
Barings CLO Ltd.,
Series 2018-3A A1
5.758%, 7/20/29(l)§	124,190	123,426
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
5.662%, 7/15/29(l)§	106,523	105,922
BHG Securitization Trust,
Series 2022-A C
3.080%, 2/20/35§	187,000	154,483
Series 2022-C A
5.320%, 10/17/35§	89,054	89,013
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	703,937	550,258
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
5.872%, 7/15/31(l)§	250,000	245,241
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
5.264%, 7/15/27(l)	600,000	598,663
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2
5.948%, 4/20/34(l)§	500,000	487,300
CIFC Funding Ltd.,
Series 2013-3RA A1
5.796%, 4/24/31(l)§	250,000	245,605
Series 2017-1A AR
5.825%, 4/23/29(l)§	422,500	418,722
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
5.372%, 4/22/26(l)	300,000	300,173
Series 2018-A5 A5
5.319%, 8/7/27(l)	300,000	299,618
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§	750,000	716,669
Series 2021-A E
2.530%, 3/15/28§	500,000	471,598
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)	5,052,963	1,311,936
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	900,000	811,191
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	42,526	37,079
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§	485,000	431,112
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§	101,602	100,241
Elevation CLO Ltd.,
Series 2018-9A A1
5.912%, 7/15/31(l)§	500,000	490,924
FS RIALTO,
Series 2021-FL2 A
5.948%, 5/16/38(l)§	350,000	340,661
FS Rialto Issuer LLC,
Series 2022-FL5 A
6.995%, 6/19/37(l)§	104,000	102,964
Series 2022-FL6 A
7.271%, 8/17/37(l)§	100,000	100,325
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A
5.912%, 1/15/31(l)§	250,000	246,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
5.892%, 5/16/31(l)§	$250,000	$246,058
Generate CLO 9 Ltd.,
Series 9A A
6.008%, 10/20/34(l)§	500,000	484,490
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§	221,740	218,962
Series 2022-3A A2
4.590%, 5/15/26§	537,598	534,110
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2
2.520%, 5/16/25	435,264	430,711
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2
5.912%, 10/29/29(l)§	201,939	200,878
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§	640,655	504,841
Series 2021-5CS B
2.560%, 10/20/48§	381,546	283,808
Series 2023-1GS A
5.520%, 2/22/55§	58,275	56,879
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B
6.284%, 9/15/37(l)§	145,000	140,894
Grippen Park CLO Ltd.,
Series 2017-1A A
6.068%, 1/20/30(l)§	209,750	208,369
GSAA Home Equity Trust,
Series 2006-5 2A1
4.985%, 3/25/36(l)	10,662	3,674
Series 2007-10 A2A
6.500%, 11/25/37	2,059,713	943,997
Series 2007-8 A2
5.545%, 8/25/37(l)	78,761	73,470
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§	375,000	323,193
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§	375,000	349,683
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§	577,257	454,912
Series 2021-1 F
3.325%, 9/17/41§	492,188	368,889
HPS Loan Management Ltd.,
Series 11A-17 AR
5.826%, 5/6/30(l)§	209,400	207,305
Series 6A-2015 A1R
5.806%, 2/5/31(l)§	248,303	246,083
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
5.125%, 10/25/36(l)	7,422,418	2,467,852
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
5.325%, 8/25/36(l)	4,143,866	1,876,159
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	1,274,595	1,038,385
LCCM Trust,
Series 2021-FL3 A
6.134%, 11/15/38(l)§	367,000	359,056
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	608,343
Series 2022-1A A
5.120%, 7/20/32§	216,000	212,249
LL ABS Trust,
Series 2022-1A A
3.760%, 11/15/29§	278,191	273,389
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
5.065%, 10/25/36(l)	2,639,878	809,604
Madison Park Funding XI Ltd.,
Series 2013-11A AR2
5.715%, 7/23/29(l)§	237,424	233,859
Madison Park Funding XLI Ltd.,
Series 12A AR
5.645%, 4/22/27(l)§	147,332	146,345
Madison Park Funding XVIII Ltd.,
Series 2015-18A ARR
5.755%, 10/21/30(l)§	249,049	245,821
Madison Park Funding XXIII Ltd.,
Series 2017-23A AR
5.785%, 7/27/31(l)§	494,319	489,505
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R
5.788%, 4/25/29(l)§	245,203	242,592
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR
6.002%, 7/29/30(l)§	249,022	247,049
Marble Point CLO XXII Ltd.,
Series 2021-2A A
6.018%, 7/25/34(l)§	500,000	483,603
Mariner Finance Issuance Trust,
Series 2019-AA B
3.510%, 7/20/32§	100,000	97,098
Series 2021-AA A
1.860%, 3/20/36§	700,000	624,144
Series 2022-AA A
6.450%, 10/20/37§	107,000	107,578
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
5.165%, 7/25/37(l)	3,135,332	1,718,373
MF1 LLC,
Series 2022-FL9 A
6.906%, 6/19/37(l)§	100,000	99,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Midocean Credit CLO IX,
Series 2018-9A A1
5.958%, 7/20/31(l)§	$500,000	$492,390
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
5.145%, 7/25/36(l)	3,461,583	1,349,556
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	616,548	542,923
Series 2023-1A A
5.320%, 6/20/53§	98,677	96,922
Navient Private Education Loan Trust,
Series 2015-BA A3
6.134%, 7/16/40(l)§	563,449	558,926
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§	50,722	49,188
Series 2019-CA A2
3.130%, 2/15/68§	73,943	70,538
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	992,500	849,537
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2
5.845%, 4/22/29(l)§	489,386	484,939
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
5.165%, 2/25/37(l)	1,063,472	955,955
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
5.898%, 4/19/31(l)§	492,590	486,511
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	607,057	566,148
OCP CLO Ltd.,
Series 2017-13A A1AR
5.752%, 7/15/30(l)§	500,000	492,219
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
5.752%, 4/16/31(l)§	250,000	247,384
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R
5.808%, 3/17/30(l)§	244,837	241,749
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR
5.742%, 7/15/29(l)§	239,457	237,465
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR
5.768%, 7/19/30(l)§	242,060	239,872
OFSI Fund IX Ltd.,
Series 2018-1A A
5.942%, 7/15/31(l)§	500,000	491,112
OneMain Financial Issuance Trust,
Series 2019-2A A
3.140%, 10/14/36§	210,000	191,648
Series 2020-1A A
3.840%, 5/14/32§	47,906	47,593
Series 2020-2A A
1.750%, 9/14/35§	165,000	147,069
Series 2022-2A A
4.890%, 10/14/34§	246,000	242,212
Series 2022-2A B
5.240%, 10/14/34§	115,000	111,871
Series 2022-3A A
5.940%, 5/15/34§	118,000	118,237
Palmer Square Loan Funding Ltd.,
Series 2020-1A A1
5.475%, 2/20/28(l)§	49,670	49,443
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
5.718%, 7/25/29(l)	4,334	4,334
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,738,507
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
5.732%, 10/15/30(l)§	245,170	242,699
RASC Trust,
Series 2007-EMX1 A13
5.045%, 1/25/37(l)	700,248	674,112
Regional Management Issuance Trust,
Series 2020-1 A
2.340%, 10/15/30§	100,000	94,814
Series 2021-1 A
1.680%, 3/17/31§	100,000	92,880
Series 2022-1 A
3.070%, 3/15/32§	310,000	290,612
Series 2022-2B A
7.100%, 11/17/32§	130,000	130,484
Rockford Tower CLO Ltd.,
Series 2018-1A A
6.015%, 5/20/31(l)§	500,000	492,076
Romark WM-R Ltd.,
Series 2018-1A A1
5.838%, 4/20/31(l)§	247,404	242,423
Santander Drive Auto Receivables Trust,
Series 2022-5 A2
3.980%, 1/15/25	378,933	377,984
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	776,689
Scholar Funding Trust,
Series 2013-A A
5.481%, 1/30/45(l)§	90,200	87,149
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
5.185%, 8/25/36(l)	2,279,332	736,324
Signal Peak CLO LLC,
Series 2015-1A AR2
5.788%, 4/20/29(l)§	155,897	154,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Private Education Loan Trust,
Series 2010-C A5
9.434%, 10/15/41(l)§	$203,467	$218,773
SLM Student Loan Trust,
Series 2005-7 A4
4.968%, 10/25/29(l)	60,191	59,719
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	95,692
Series 2016-B A2A
2.430%, 2/17/32§	35,905	34,718
Series 2016-C A2A
2.340%, 9/15/34§	100,622	96,660
Series 2020-PTA A2A
1.600%, 9/15/54§	158,433	143,271
Series 2021-A C
2.990%, 1/15/53§	240,000	214,922
Series 2021-A D1
3.860%, 1/15/53§	100,000	92,714
SoFi Professional Loan Program LLC,
Series 2016-D A1
5.795%, 1/25/39(l)§	14,748	14,716
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	915,836
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
6.002%, 10/26/31(l)§	500,000	489,983
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
5.945%, 4/18/31(l)§	500,000	490,621
Soundview Home Loan Trust,
Series 2006-1 2A1
7.021%, 2/25/37(l)	4,226,912	889,917
Series 2007-OPT5 2A2
5.795%, 10/25/37(l)	3,416,142	2,473,699
STAR Trust,
Series 2021-SFR1 G
7.909%, 4/17/38(l)§	2,000,000	1,888,240
Sunnova Helios IV Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	334,061	295,279
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	657,249	535,454
Symphony CLO XV Ltd.,
Series 2014-15A AR3
5.872%, 1/17/32(l)§	250,000	245,493
Symphony CLO XVII Ltd.,
Series 2016-17A AR
5.672%, 4/15/28(l)§	198,462	197,615
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	493,750	389,296
Series 2021-1A A2I
1.946%, 8/25/51§	740,625	642,799
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
5.648%, 4/20/28(l)§	96,548	96,336
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	831,250	699,033
Tricolor Auto Securitization Trust,
Series 2022-1A A
3.300%, 2/18/25§	240,721	238,991
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,145,592
Turkish Airlines Pass- Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	449,327	394,294
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	63,058	60,400
United Airlines Pass- Through Trust,
Series 2014-1 A
4.000%, 4/11/26	112,362	105,172
Series 2015-1 AA
3.450%, 12/1/27	10,286	9,264
Series 2016-2 AA
2.875%, 10/7/28	14,185	12,519
Series 2016-2 B
3.650%, 10/7/25	2,645	2,448
Series 2019-1 AA
4.150%, 8/25/31	375,041	333,633
Series 2019-2 AA
2.700%, 5/1/32	176,905	148,636
Series 2020-1 A
5.875%, 10/15/27	924,303	915,060
Series 2020-1 B
4.875%, 1/15/26	36,175	34,366
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	1,090	1,089
Series 2004-20C 1
4.340%, 3/1/24	10,620	10,487
Series 2005-20B 1
4.625%, 2/1/25	2,650	2,612
Series 2008-20G 1
5.870%, 7/1/28	43,538	43,968
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	67,140	65,779
Venture XVII CLO Ltd.,
Series 2014-17A ARR
5.672%, 4/15/27(l)§	288,847	286,370
Vibrant CLO X Ltd.,
Series 2018-10A A1
6.008%, 10/20/31(l)§	500,000	490,718
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§	420,577	386,767
VOLT XCIX LLC,
Series 2021-NPL8 A1
2.116%, 4/25/51(e)§	334,045	307,405
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§	569,428	536,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Voya CLO Ltd.,
Series 2013-1A A1AR
6.002%, 10/15/30(l)§		$239,085	$236,950
Series 2014-1A AAR2
5.884%, 4/18/31(l)§		248,067	245,881
Series 2021-1A X
5.542%, 7/15/34(l)§		204,167	202,816
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§		704,957	603,143
Westlake Automobile Receivables Trust,
Series 2022-2A A2B
5.688%, 8/15/25(l)§		452,698	453,095

Total Asset-Backed Securities			66,832,753

Collateralized Mortgage Obligations (9.1%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§		189,280	180,893
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35		2,251,845	1,479,195
Series 2006-OA22 A1
5.165%, 2/25/47(l)		26,263	22,081
Series 2006-OA6 1A2
5.265%, 7/25/46(l)		16,874	14,292
Series 2007-OH1 A1D
5.055%, 4/25/47(l)		28,932	21,736
American Home Mortgage Investment Trust,
Series 2006-3 11A1
5.205%, 12/25/46(l)		502,525	402,626
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§		3,000,000	2,714,342
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		1,592	1,584
Avon Finance NO 2 plc,
Series 2X A
5.082%, 9/20/48(l)(m)	GBP	440,441	542,355
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§		$148,710	140,998
BDS LLC,
Series 2022-FL12 A
6.828%, 8/19/38(l)§		100,000	98,608
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.720%, 7/25/36(l)		1,112,254	704,783
Bear Stearns ARM Trust,
Series 2004-8 11A2
4.191%, 11/25/34(l)		124,661	109,489
Series 2005-1 2A1
4.147%, 3/25/35(l)		102,684	92,351
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,582,705	769,187
CHL Mortgage Pass- Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		300,307	273,426
Series 2005-24 A1
5.500%, 11/25/35		291,063	170,488
Series 2006-9 A10
6.000%, 5/25/36		2,731,822	1,348,679
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,209,028	1,079,328
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	92,427
Series 2020-3 A3
2.380%, 4/27/65(l)§		13,562	12,645
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1	1
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		230,362	221,007
Series 2021-JR2 A1
2.215%, 11/25/61(l)§		333,841	317,038
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
5.245%, 6/25/37(l)		605,578	517,020
Eurohome UK Mortgages plc,
Series 2007-1 A
4.410%, 6/15/44(l)(m)	GBP	157,821	188,690
EuroMASTR plc,
Series 2007-1V A2
4.445%, 6/15/40(l)(m)		154,153	175,789
Eurosail-UK plc,
Series 2007-4X A3
5.254%, 6/13/45(l)(m)		403,280	487,227
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$632,510	646,719
Series 4116 AP
1.350%, 8/15/42		976,302	847,087
Series 4316 BZ
3.000%, 3/15/44		5,329,759	4,788,909
Series 4438 B
3.000%, 10/15/43		164,261	156,906
Series 4440 ZD
2.500%, 2/15/45		7,342,156	6,466,316
Series 4790 F
4.874%, 10/15/43(l)		255,836	248,528
Series 4989 FA
3.655%, 8/15/40(l)		196,439	191,594
Series 4989 FB
3.666%, 10/15/40(l)		144,730	141,339
Series 5004 LS
1.305%, 7/25/50 IO(l)		3,561,318	487,368
Fingal Securities RMBS DAC,
Series 1 A
3.468%, 7/28/55(l)(m)	EUR	620,764	673,045
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		$674,189	278,699
FNMA,
Series 2011-86 NF
5.395%, 9/25/41(l)		84,779	83,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2013-123 PZ
2.700%, 3/25/43		$5,198,772	$4,643,589
Series 2015-11 A
3.000%, 5/25/34		368,460	355,036
Series 2016-72 PA
3.000%, 7/25/46		589,692	543,575
Series 2016-81 PA
3.000%, 2/25/44		154,130	149,337
Series 2020-77 S
3.861%, 11/25/50 IO(l)		7,330,188	353,954
Formentera Issuer plc,
Series 2022-1 A
5.003%, 7/28/47(l)(m)	GBP	402,929	491,065
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		$500,000	389,256
Series 2022-INV2 A5
3.000%, 4/25/52(l)§		562,286	474,187
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§		151,188	147,972
GNMA,
Series 2012-74 LF
5.161%, 6/20/42(l)		597,441	586,533
Series 2013-116 LS
1.389%, 8/20/43 IO(l)		838,743	85,254
Series 2013-26 MS
1.489%, 2/20/43 IO(l)		803,221	88,600
Series 2014-20 TS
1.339%, 2/20/44 IO(l)		768,555	78,414
Series 2015-H15 FC
5.146%, 6/20/65(l)		215,675	213,244
Series 2015-H16 FM
5.166%, 7/20/65(l)		356,219	352,415
Series 2015-H18 FB
5.166%, 7/20/65(l)		183,576	181,691
Series 2015-H19 FK
5.166%, 8/20/65(l)		363,346	359,080
Series 2015-H20 FB
5.166%, 8/20/65(l)		227,398	224,768
Series 2015-H20 FC
5.186%, 8/20/65(l)		938,648	929,016
Series 2015-H22 FC
5.166%, 9/20/65(l)		452,676	447,205
Series 2015-H29 FA
5.266%, 10/20/65(l)		1,257	1,246
Series 2016-H11 F
5.366%, 5/20/66(l)		240,394	238,845
Series 2016-H14 FA
5.366%, 6/20/66(l)		232,701	231,368
Series 2016-H15 FA
5.366%, 7/20/66(l)		298,835	297,161
Series 2020-129 IW
2.500%, 9/20/50 IO		5,563,414	769,292
Series 2021-16 KI
2.500%, 1/20/51 IO		5,111,334	710,812
Series 2021-160 TI
3.000%, 9/20/51 IO		5,259,136	776,022
Series 2021-165 ID
3.000%, 9/20/51 IO		3,189,714	486,208
Series 2021-30 KI
3.000%, 2/20/51 IO		4,531,047	681,415
Series 2021-57 IA
2.500%, 12/20/50 IO		4,933,434	627,318
Series 2022-174 AZ
3.500%, 5/20/51		5,254,634	4,559,621
Series 2022-H02 FN
5.059%, 1/20/72(l)		275,424	269,024
Series 2022-H22 EF
5.309%, 10/20/72(l)		449,622	447,560
Series 2022-H25 FA
5.699%, 11/20/72(l)		505,061	512,180
Series 2022-H26 DF
5.579%, 12/20/72(l)		301,188	303,385
Series 2023-H01 FA
5.359%, 1/20/73(l)		402,448	399,984
Series 2023-H02 FA
5.459%, 1/20/73(l)		304,730	304,683
Series 2023-H02 FB
5.459%, 1/20/73(l)		1,004,361	1,004,204
Series 2023-H03 FA
5.429%, 2/20/73(l)		201,747	201,323
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
5.093%, 6/18/39(l)(m)		159,354	157,122
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.052%, 9/25/35(l)		22,174	20,410
Series 2006-AR2 2A1
3.550%, 4/25/36(l)		41,078	27,538
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.853%, 1/19/35(l)		149,992	128,763
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		437,622	436,027
Series 2022-1 A1
5.082%, 7/25/67(e)§		148,669	145,540
Impac CMB Trust,
Series 2003-8 2A1
5.745%, 10/25/33(l)		197	193
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.518%, 6/25/37(l)		770,374	513,878
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
5.385%, 2/25/37(l)		906,903	559,108
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
4.670%, 11/25/36(l)§		1,112,254	651,566
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		666,222	332,311
Series 2006-A3 6A1
3.849%, 8/25/34(l)		12,269	11,507
Series 2007-A1 3A3
3.757%, 7/25/35(l)		18,827	17,172
Series 2021-7 A3
2.500%, 11/25/51(l)§		590,112	476,055
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,205,970	975,894
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		666,803	580,876
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	171,521
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		140,188	110,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		$458,750	$458,212
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		548,531	543,784
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		826,830	811,896
Ludgate Funding plc,
Series 2007-1 A2A
4.054%, 1/1/61(l)(m)	GBP	78,870	92,064
Series 2008-W1X A1
4.494%, 1/1/61(l)(m)		208,805	242,095
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$33,366	32,456
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.771%, 12/25/32(l)		5,655	5,149
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		775,425	754,648
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
5.002%, 4/16/36(l)§		207,448	194,776
MortgageIT Trust,
Series 2005-4 A1
5.405%, 10/25/35(l)		82,149	78,520
Mortimer BTL plc,
Series 2020-1 A
5.251%, 6/21/52(l)(m)	GBP	420,538	518,494
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		$202,113	186,959
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		285,885	269,059
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		3,141,694	1,000,511
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,361,798	751,073
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		155,553	152,928
PRPM LLC,
Series 2021-2 A1
2.115%, 3/25/26(l)§		1,463,651	1,380,037
RALI Trust,
Series 2006-QO3 A1
5.265%, 4/25/46(l)		3,614,135	1,022,553
Series 2007-QS6 A29
6.000%, 4/25/37		1,103,758	878,617
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.358%, 10/25/39(l)§		614,127	614,127
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.185%, 6/25/35(l)§		30,118	27,316
Series 2006-R1 AF1
5.185%, 1/25/36(l)§		93,023	82,015
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,860,047	1,148,626
Series 2006-A9CB A7
6.000%, 9/25/36		3,844,009	1,259,868
Resloc UK plc,
Series 2007-1X A3B
4.463%, 12/15/43(l)(m)	GBP	81,281	95,494
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$387,960	313,095
Series 2006-SA2 3A1
5.143%, 8/25/36(l)		21,856	20,249
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,188,694
Ripon Mortgages plc,
Series 1RA A
4.891%, 8/28/56(l)§		1,690,097	2,066,586
Sequoia Mortgage Trust,
Series 10 2A1
5.521%, 10/20/27(l)		$818	769
Series 2003-4 2A1
5.461%, 7/20/33(l)		5,403	4,804
Series 6 A
5.401%, 4/19/27(l)		39,865	37,368
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,091,449
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,079,427
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
4.585%, 4/25/34(l)		115,550	111,415
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.261%, 7/19/35(l)		19,828	17,366
Series 2006-AR6 1A3
5.225%, 7/25/46(l)		613,811	452,605
Towd Point Mortgage Funding,
Series 2019-A13A A1
5.557%, 7/20/45(l)§	GBP	620,770	761,595
Towd Point Mortgage Funding plc,
Series 2020-A14X A
5.094%, 5/20/45(l)(m)		1,114,275	1,363,690
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,241,655
Uropa Securities plc,
Series 2007-1 A3A
4.530%, 10/10/40(l)(m)	GBP	436,000	515,599
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$708,038	650,135
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		632,201	579,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§	$1,000,000	$650,714
Series 2023-1 A1
5.850%, 12/25/67(e)§	494,766	490,446

Total Collateralized Mortgage Obligations		82,658,801

Commercial Mortgage-Backed Securities (6.1%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§	100,000	84,925
Series 2015-1211 D
4.142%, 8/10/35(l)§	100,000	81,824
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§	268,000	244,437
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§	1,000,000	6,955
280 Park Avenue Mortgage Trust,
Series 2017-280P D
6.255%, 9/15/34(l)§	200,000	186,845
ACREC LLC,
Series 2023-FL2 A
6.921%, 2/19/38(l)§	100,000	98,933
Alen Mortgage Trust,
Series 2021-ACEN D
7.784%, 4/15/34(l)§	100,000	77,400
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§	100,000	60,566
Series 2020-MF1 E
1.750%, 5/15/53§	100,000	55,906
AREIT Trust,
Series 2021-CRE5 A
5.789%, 11/17/38(l)§	570,660	549,435
Ashford Hospitality Trust,
Series 2018-ASHF D
6.784%, 4/15/35(l)§	16,000	14,877
Series 2018-KEYS A
5.684%, 6/15/35(l)§	600,000	580,621
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
6.884%, 12/15/36(l)§	290,000	258,130
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
5.684%, 11/15/33(l)§	100,000	95,091
Series 2017-SCH CL
6.184%, 11/15/32(l)§	100,000	93,925
Series 2017-SCH DL
6.684%, 11/15/32(l)§	100,000	91,725
Series 2018-DSNY C
6.034%, 9/15/34(l)§	100,000	96,004
Series 2018-DSNY D
6.384%, 9/15/34(l)§	200,000	190,087
Series 2021-JACX A
5.734%, 9/15/38(l)§	800,000	761,167
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.339%, 9/15/48(l)	10,000	8,994
BANK,
Series 2017-BNK6 XA
0.769%, 7/15/60 IO(l)	3,178,784	78,321
Series 2018-BN10 XA
0.692%, 2/15/61 IO(l)	3,573,164	98,422
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	211,763
Series 2019-BN19 C
4.030%, 8/15/61(l)	215,000	167,607
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	263,267
Series 2019-BN20 XB
0.367%, 9/15/62 IO(l)	530,000	10,691
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	18,247
Series 2020-BN30 XB
0.723%, 12/15/53 IO(l)	5,331,000	229,271
Series 2021-BN33 XB
0.481%, 5/15/64 IO(l)	4,550,000	150,017
Series 2022-BNK40 A4
3.394%, 3/15/64(l)	600,000	524,083
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.838%, 7/15/49(l)	368,000	321,087
Series 2017-BNK3 XB
0.586%, 2/15/50 IO(l)	1,000,000	20,310
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	809,867
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	88,493
Series 2018-TALL A
5.557%, 3/15/37(l)§	15,000	13,876
Series 2021-C9 XA
1.624%, 2/15/54 IO(l)	2,674,791	234,270
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	67,023	62,551
Series 2015-SRCH XA
0.907%, 8/10/35 IO(l)§	926,436	27,291
Series 2021-C10 XA
1.296%, 7/15/54 IO(l)	3,586,336	254,170
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	19,038
BDS Ltd.,
Series 2019-FL4 B
6.459%, 8/15/36(l)§	145,000	143,811
Beast Mortgage Trust,
Series 2021-SSCP A
5.434%, 4/15/36(l)§	441,000	419,298
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	651,080
Series 2019-B9 XA
1.030%, 3/15/52 IO(l)	980,424	44,743
Series 2020-B16 XA
1.045%, 2/15/53 IO(l)	3,942,051	191,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2020-B17 XB
0.530%, 3/15/53 IO(l)		$1,000,000	$26,738
Series 2020-IG3 XA
0.732%, 9/15/48 IO(l)§		6,719,299	146,567
Series 2021-B23 XA
1.271%, 2/15/54 IO(l)		992,283	63,880
Series 2021-B24 XA
1.151%, 3/15/54 IO(l)		1,155,639	68,434
Series 2021-B27 XA
1.266%, 7/15/54 IO(l)		3,671,193	253,737
BFLD Trust,
Series 2020-EYP A
5.834%, 10/15/35(l)§		700,000	631,273
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.169%, 2/15/39(l)§		600,000	594,811
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A
6.597%, 5/15/39(l)§		100,000	97,365
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§		100,000	94,877
Series 2013-1515 C
3.446%, 3/10/33§		100,000	93,540
Series 2021-1450 A
5.934%, 9/15/36(l)§		700,000	661,718
BX Commercial Mortgage Trust,
Series 2019-XL D
6.392%, 10/15/36(l)§		221,000	215,483
Series 2020-VIV2 C
3.542%, 3/9/44(l)§		200,000	160,995
Series 2020-VIV3 B
3.544%, 3/9/44(l)§		120,000	99,478
Series 2020-VIV4 A
2.843%, 3/9/44§		290,000	235,424
Series 2021-VINO D
6.036%, 5/15/38(l)§		200,000	186,500
Series 2021-VOLT E
6.684%, 9/15/36(l)§		247,000	229,670
Series 2021-VOLT F
7.084%, 9/15/36(l)§		247,000	227,236
Series 2021-XL2 A
5.372%, 10/15/38(l)§		463,358	443,949
Series 2021-XL2 E
6.530%, 10/15/38(l)§		341,958	318,015
Series 2022-AHP A
5.817%, 1/17/39(l)§		600,000	575,053
BX Trust,
Series 2019-OC11 A
3.202%, 12/9/41§		10,000	8,509
Series 2019-OC11 D
3.944%, 12/9/41(l)§		114,000	93,726
Series 2019-OC11 E
3.944%, 12/9/41(l)§		325,000	255,003
Series 2021-ARIA A
5.584%, 10/15/36(l)§		15,000	14,212
Series 2021-ARIA D
6.580%, 10/15/36(l)§		102,000	94,603
Series 2021-SDMF A
5.273%, 9/15/34(l)§		11,000	10,498
Series 2021-VIEW D
7.584%, 6/15/36(l)§		120,000	108,095
Series 2022-FOX2 A2
5.576%, 4/15/39(l)§		976,928	918,533
Series 2022-GPA A
6.992%, 10/15/39(l)§		230,000	227,267
Series 2022-GPA XCP
1.029%, 10/15/39 IO(l)§		1,311,000	4,903
Series 2022-VAMF A
5.677%, 1/15/39(l)§		23,000	22,087
Series 2022-VAMF B
6.107%, 1/15/39(l)§		17,000	16,235
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§		30,000	21,723
Series 2017-GM D
3.425%, 6/13/39(l)§		80,000	61,872
Series 2021-601L D
2.775%, 1/15/44(l)§		102,000	65,774
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
6.434%, 12/15/37(l)§		100,000	97,500
Cassia SRL,
Series 2022-1A A
5.154%, 5/22/34(l)§	EUR	248,168	256,090
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,337
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,452
Series 2016-C4 XA
1.606%, 5/10/58 IO(l)		580,342	21,048
Series 2016-C4 XB
0.691%, 5/10/58 IO(l)		110,000	2,100
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	31,646
CHC Commercial Mortgage Trust,
Series 2019-CHC B
6.184%, 6/15/34(l)§		101,236	97,260
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		500,000	461,791
Series 2015-GC27 B
3.772%, 2/10/48		20,000	18,589
Series 2019-PRM D
4.350%, 5/10/36§		100,000	99,170
Series 2020-420K D
3.312%, 11/10/42(l)§		150,000	110,049
Series 2020-420K E
3.312%, 11/10/42(l)§		150,000	105,913
Series 2020-420K X
0.801%, 11/10/42 IO(l)§		1,000,000	49,290
Series 2021-KEYS A
5.864%, 10/15/36(l)§		700,000	671,168
CityLine Commercial Mortgage Trust,
Series 2016-CLNE A
2.778%, 11/10/31(l)§		300,000	291,927
CLNC Ltd.,
Series 2019-FL1 B
6.706%, 8/20/35(l)§		145,000	137,894
Cold Storage Trust,
Series 2020-ICE5 A
5.584%, 11/15/37(l)§		98,299	95,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Trust,
Series 2014-UBS5 B
4.514%, 9/10/47(l)	$130,000	$121,574
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	269,555
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	2,038
Series 2015-CR22 XA
0.820%, 3/10/48 IO(l)	2,628,596	32,674
Series 2015-CR24 B
4.345%, 8/10/48(l)	65,000	59,726
Series 2015-CR26 ASB
3.373%, 10/10/48	971,869	947,111
Series 2015-DC1 XA
0.982%, 2/10/48 IO(l)	2,424,227	30,992
Series 2016-COR1 ASB
2.972%, 10/10/49	713,277	687,465
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	3,542
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
5.914%, 5/15/36(l)§	159,603	157,211
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.253%, 4/15/50(l)	300,000	242,899
Series 2015-C1 XA
0.809%, 4/15/50 IO(l)	3,686,752	38,055
Series 2015-C4 D
3.558%, 11/15/48(l)	70,000	59,262
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	27,409
Series 2016-C5 C
4.644%, 11/15/48(l)	50,000	44,585
Series 2017-CX10 XB
0.174%, 11/15/50 IO(l)	1,000,000	10,194
Series 2018-CX12 C
4.739%, 8/15/51(l)	58,000	46,382
Series 2019-C15 A4
4.053%, 3/15/52	50,000	47,019
Series 2019-C16 C
4.237%, 6/15/52(l)	40,000	32,160
Series 2019-C16 XA
1.550%, 6/15/52 IO(l)	978,862	67,407
Series 2019-C17 XA
1.351%, 9/15/52 IO(l)	4,968,992	290,663
Series 2019-C17 XB
0.556%, 9/15/52 IO(l)	1,000,000	29,158
Series 2019-C18 D
2.500%, 12/15/52§	170,000	104,941
Series 2020-C19 A3
2.561%, 3/15/53	79,298	65,463
CSMC Trust,
Series 2017-PFHP A
5.634%, 12/15/30(l)§	50,000	47,357
Series 2017-TIME A
3.646%, 11/13/39§	100,000	88,148
Series 2020-NET A
2.257%, 8/15/37§	275,604	247,404
Series 2020-NET D
3.704%, 8/15/37(l)§	200,000	171,596
Series 2021-980M D
3.535%, 7/15/31(l)§	321,000	252,006
Series 2021-ADV A
6.085%, 7/15/38(l)§	800,000	721,133
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	86,876
Series 2021-B33 A2
3.167%, 10/10/43§	288,000	227,816
Series 2022-NWPT A
7.970%, 9/9/24(l)§	100,000	98,820
DBGS Mortgage Trust,
Series 2018-5BP B
5.664%, 6/15/33(l)§	100,000	90,159
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	1,365,000	22,102
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	18,681
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	10,323
DBUBS Mortgage Trust,
Series 2017-BRBK D
3.530%, 10/10/34(l)§	100,000	86,385
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	799,013
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.439%, 10/15/38(l)§	499,990	481,237
Extended Stay America Trust,
Series 2021-ESH A
5.765%, 7/15/38(l)§	2,050,004	1,988,494
Series 2021-ESH B
6.065%, 7/15/38(l)§	302,620	293,162
Series 2021-ESH D
6.935%, 7/15/38(l)§	195,238	185,963
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	181,200
Series K120 X1
1.038%, 10/25/30 IO(l)	2,457,607	145,717
Series K121 X1
1.024%, 10/25/30 IO(l)	118,676	6,890
Series KL05 X1P
0.892%, 6/25/29 IO(l)	662,000	32,916
Series KL06 XFX
1.364%, 12/25/29 IO(l)	170,000	11,750
FNMA ACES,
Series 2020-M15 X1
1.472%, 9/25/31 IO(l)	3,584,251	199,537
Series 2022-M4 A1X
2.465%, 5/25/30(l)	2,112,813	1,943,666
FREMF Mortgage Trust,
Series 2018-K80 B
4.232%, 8/25/50(l)§	20,000	18,970
FS Rialto Issuer LLC,
Series 2022-FL7 A
7.589%, 10/19/39(l)§	100,000	98,935
GCT Commercial Mortgage Trust,
Series 2021-GCT C
6.384%, 2/15/38(l)§	120,000	94,394
GNMA,
Series 2013-30
0.524%, 9/16/53 IO(l)	39,940	734
Series 2015-22
0.525%, 3/16/55 IO(l)	60,273	1,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-96
0.771%, 12/16/57 IO(l)	$31,736	$1,228
Series 2021-143
0.966%, 10/16/63 IO(l)	7,263,656	518,513
Series 2021-20
1.135%, 8/16/62 IO(l)	5,783,493	457,914
Series 2021-208
0.753%, 6/16/64 IO(l)	8,774,723	497,540
Series 2021-22
0.976%, 5/16/63 IO(l)	6,519,716	467,622
Series 2021-52
0.719%, 4/16/63 IO(l)	6,498,532	353,891
Series 2021-71
0.874%, 10/16/62 IO(l)	7,461,206	493,895
Series 2022-49
0.761%, 3/16/64 IO(l)	8,362,275	498,995
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	142,000	97,336
Great Wolf Trust,
Series 2019-WOLF E
7.673%, 12/15/36(l)§	254,000	244,487
Series 2019-WOLF F
8.072%, 12/15/36(l)§	254,000	238,301
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	48,371
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	91,472
Series 2018-TWR D
6.534%, 7/15/31(l)§	110,000	66,673
Series 2022-AGSS A
7.519%, 11/15/27(l)§	110,000	108,968
Series 2022-ECI A
7.022%, 8/15/39(l)§	100,000	98,708
Series 2022-SHIP A
5.558%, 8/15/36(l)§	111,000	109,649
Series 2023-FUN A
6.750%, 3/15/28(l)§	100,000	97,842
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	28,413
Series 2015-GC28 XA
0.970%, 2/10/48 IO(l)	2,574,163	33,054
Series 2015-GC32 C
4.411%, 7/10/48(l)	10,000	8,911
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	9,516
Series 2015-GS1 XA
0.757%, 11/10/48 IO(l)	1,843,841	30,604
Series 2016-GS3 XA
1.195%, 10/10/49 IO(l)	283,069	8,972
Series 2017-GS7 XA
1.082%, 8/10/50 IO(l)	2,385,824	86,333
Series 2019-GSA1 XA
0.810%, 11/10/52 IO(l)	1,155,286	47,407
Series 2020-GC45 XA
0.668%, 2/13/53 IO(l)	3,301,587	104,692
HIT Trust,
Series 2022-HI32 A
7.218%, 7/15/24(l)§	10,000	10,006
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	92,525
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
7.072%, 10/15/39(l)§	100,000	98,155
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	96,348
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	92,528
INTOWN Mortgage Trust,
Series 2022-STAY A
7.316%, 8/15/39(l)§	100,000	99,187
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C
4.725%, 1/15/49(l)	100,000	89,507
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	274,981
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	5,148
Series 2018-AON A
4.128%, 7/5/31§	23,000	21,380
Series 2018-PHH A
5.894%, 6/15/35(l)§	106,599	102,403
Series 2018-WPT EFX
5.363%, 7/5/33(l)§	120,000	96,625
Series 2018-WPT FFX
5.363%, 7/5/33(l)§	181,000	142,726
Series 2020-609M D
7.454%, 10/15/33(l)§	130,000	108,124
Series 2020-ACE C
3.694%, 1/10/37(l)§	187,000	169,483
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	119,811
Series 2021-MHC A
5.484%, 4/15/38(l)§	9,449	9,166
Series 2021-MHC D
6.384%, 4/15/38(l)§	90,000	84,600
Series 2022-CGSS A
7.299%, 12/15/36(l)§	120,000	119,400
Series 2022-DATA A
3.916%, 6/10/42(l)§	600,000	523,832
Series 2022-NLP A
5.424%, 4/15/37(l)§	327,476	301,589
Series 2022-NXSS A
7.006%, 9/15/39(l)§	120,000	119,250
Series 2022-OPO D
3.450%, 1/5/39(l)§	100,000	71,225
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.979%, 9/15/47(l)§	365,000	315,042
Series 2014-C25 XA
0.807%, 11/15/47 IO(l)	2,761,174	27,318
Series 2015-C27 D
3.796%, 2/15/48(l)§	300,000	215,919
Series 2015-C32 XA
1.111%, 11/15/48 IO(l)	1,376,659	22,033
Series 2015-C33 D1
4.120%, 12/15/48(l)§	200,000	168,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.707%, 7/15/50(l)	$350,000	$280,169
Series 2017-JP7 B
4.050%, 9/15/50	10,000	8,810
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	17,384
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.491%, 6/15/49 IO(l)	1,282,306	42,813
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	39,276
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	228,105
Series 2020-COR7 XA
1.649%, 5/13/53 IO(l)	2,537,771	172,370
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	543,427
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.157%, 2/15/36 IO(l)§	935,322	42,101
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	244,141
LoanCore Issuer Ltd.,
Series 2019-CRE2 AS
6.184%, 5/15/36(l)§	186,064	185,683
Series 2019-CRE2 B
6.384%, 5/15/36(l)§	145,000	142,742
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.794%, 3/10/50 IO(l)§	2,250,738	42,685
Med Trust,
Series 2021-MDLN G
9.935%, 11/15/38(l)§	364,916	332,163
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.624%, 7/15/36(l)§	329,451	321,605
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	284,162	277,077
Series 2015-C20 XA
1.237%, 2/15/48 IO(l)	1,983,617	28,374
Series 2015-C25 C
4.523%, 10/15/48(l)	70,000	62,870
Series 2015-C27 ASB
3.557%, 12/15/47	250,068	243,779
Series 2016-C31 ASB
2.952%, 11/15/49	695,732	667,779
Series 2016-C31 C
4.266%, 11/15/49(l)	215,000	169,942
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	174,323
Series 2017-H1 XD
2.152%, 6/15/50 IO(l)§	300,000	22,427
Series 2017-HR2 D
2.730%, 12/15/50	210,000	143,250
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	197,904
Series 2019-H6 XB
0.714%, 6/15/52 IO(l)	1,000,000	36,441
Series 2019-L2 XA
1.003%, 3/15/52 IO(l)	2,843,605	133,550
Series 2019-L3 XA
0.636%, 11/15/52 IO(l)	4,505,916	147,680
Series 2020-L4 B
3.082%, 2/15/53	207,000	162,538
MSC Trust,
Series 2021-ILP D
6.261%, 11/15/23(l)§	365,790	336,520
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
5.634%, 6/15/35(l)§	88,589	82,350
Series 2018-SOX A
4.404%, 6/17/38§	100,000	93,064
Series 2021-APPL A
5.634%, 8/15/38(l)§	700,000	658,753
New Orleans Hotel Trust,
Series 2019-HNLA A
5.673%, 4/15/32(l)§	400,000	384,475
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
6.584%, 2/15/36(l)§	145,000	136,829
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.780%, 11/15/38(l)§	1,100,000	1,008,141
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	14,001
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	1,000,000	1
Series 2017-1MKT XNCP
0.090%, 2/10/32 IO(l)§	200,000	134
ONE Mortgage Trust,
Series 2021-PARK A
5.641%, 3/15/36(l)§	600,000	564,756
PFP Ltd.,
Series 2021-8 A
5.728%, 8/9/37(l)§	503,129	481,645
Series 2022-9 A
6.934%, 8/19/35(l)§	120,000	119,251
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.045%, 11/25/36(l)§	687,747	665,080
Series 2022-FL9 A
7.259%, 6/25/37(l)§	26,555	26,558
Series 2023-FL11 A
7.166%, 10/25/39(l)§	73,000	72,233
RIAL Issuer Ltd.,
Series 2022-FL8 A
6.993%, 1/19/37(l)§	203,000	198,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§	$30,000	$22,750
SLG Office Trust,
Series 2021-OVA A
2.585%, 7/15/41§	179,000	142,120
SMRT,
Series 2022-MINI D
6.778%, 1/15/39(l)§	275,000	250,929
Soho Trust,
Series 2021-SOHO B
2.697%, 8/10/38(l)§	371,000	255,382
SREIT Trust,
Series 2021-MFP D
6.263%, 11/15/38(l)§	367,000	344,005
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A
7.013%, 5/15/37(l)§	136,000	130,945
TPGI Trust,
Series 2021-DGWD D
6.180%, 6/15/26(l)§	270,000	249,748
UBS Commercial Mortgage Trust,
Series 2017-C2 C
4.295%, 8/15/50(l)	366,000	300,157
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	63,324
Series 2018-C8 C
4.685%, 2/15/51(l)	226,000	187,691
Series 2019-C17 XA
1.467%, 10/15/52 IO(l)	967,247	65,942
Series 2019-C18 XA
1.019%, 12/15/52 IO(l)	967,829	42,068
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	359,431	339,137
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§	100,000	83,678
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	127,750
Series 2015-C27 XA
0.838%, 2/15/48 IO(l)	2,944,210	35,498
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	199,816
Series 2015-NXS1 XA
1.072%, 5/15/48 IO(l)	1,841,104	27,835
Series 2015-NXS2 XA
0.603%, 7/15/58 IO(l)	3,302,418	36,808
Series 2016-BNK1 XD
1.249%, 8/15/49 IO(l)§	1,000,000	35,154
Series 2016-C32 A3FL
6.129%, 1/15/59(l)	35,142	34,761
Series 2016-C33 XA
1.571%, 3/15/59 IO(l)	904,332	32,121
Series 2016-C34 A3FL
5.749%, 6/15/49(l)§	30,000	28,107
Series 2017-C38 XA
0.968%, 7/15/50 IO(l)	2,313,975	71,257
Series 2017-C39 XA
1.101%, 9/15/50 IO(l)	2,215,140	74,226
Series 2017-C42 B
4.002%, 12/15/50(l)	250,000	214,541
Series 2017-HSDB A
5.906%, 12/13/31(l)§	100,000	99,105
Series 2018-1745 A
3.749%, 6/15/36(l)§	600,000	532,174
Series 2018-C45 C
4.727%, 6/15/51	20,000	16,613
Series 2018-C46 B
4.633%, 8/15/51	24,000	21,042
Series 2019-C49 B
4.546%, 3/15/52	90,000	79,895
Series 2019-C50 B
4.192%, 5/15/52	150,000	121,491
Series 2019-C50 XA
1.412%, 5/15/52 IO(l)	857,908	51,044
Series 2020-C55 AS
2.937%, 2/15/53	207,000	169,335
Series 2020-C55 XA
1.298%, 2/15/53 IO(l)	4,030,329	252,262
Series 2020-C56 XA
1.402%, 6/15/53 IO(l)	3,674,088	235,280
Series 2020-C58 XA
1.816%, 7/15/53 IO(l)	2,203,678	216,944
Series 2020-SDAL D
6.774%, 2/15/37(l)§	40,000	38,091
Series 2021-C59 XA
1.534%, 4/15/54 IO(l)	2,994,367	246,189
Series 2021-FCMT D
8.184%, 5/15/31(l)§	110,000	100,223
Series 2021-SAVE C
6.484%, 2/15/40(l)§	159,079	143,400
Series 2021-SAVE D
7.184%, 2/15/40(l)§	159,079	141,718
Series 2021-SAVE E
8.334%, 2/15/40(l)§	159,079	141,718
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
7.616%, 11/15/27(l)§	100,000	99,000

Total Commercial Mortgage- Backed Securities		55,175,887

Corporate Bonds (21.8%)
Communication Services (1.1%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	96,753
4.250%, 3/1/27	150,000	148,410
4.100%, 2/15/28	220,000	214,328
4.300%, 2/15/30	130,000	126,273
4.500%, 5/15/35	107,000	99,465
3.500%, 6/1/41	170,000	133,372
3.800%, 12/1/57	174,000	128,988
3.500%, 2/1/61(x)	242,000	167,717
Level 3 Financing, Inc.
3.400%, 3/1/27§	425,000	334,688
Verizon Communications, Inc.
0.850%, 11/20/25	50,000	45,457
1.450%, 3/20/26	40,000	36,645
4.125%, 3/16/27	150,000	148,474
2.100%, 3/22/28	60,000	53,296
4.329%, 9/21/28	118,000	116,277
1.500%, 9/18/30	667,000	536,332
2.550%, 3/21/31	949,000	805,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
2.355%, 3/15/32		$200,000	$163,807
2.850%, 9/3/41		357,000	259,409
2.987%, 10/30/56		124,000	79,340

			3,694,693

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27		10,000	9,525
1.350%, 9/15/30(x)		35,000	28,307
Electronic Arts, Inc.
1.850%, 2/15/31		700,000	574,454
TWDC Enterprises 18 Corp.
3.150%, 9/17/25		75,000	72,507
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	240,310
2.750%, 9/1/49		163,000	112,436
Warnermedia Holdings, Inc.
6.412%, 3/15/26		130,000	130,619
4.279%, 3/15/32§		100,000	88,965

			1,257,123

Interactive Media & Services (0.0%)†
Alphabet, Inc.
0.450%, 8/15/25		110,000	100,558
Meta Platforms, Inc.
4.450%, 8/15/52		138,000	120,567

			221,125

Media (0.4%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	197,690
5.375%, 5/1/47		30,000	24,572
3.700%, 4/1/51		480,000	304,358
6.834%, 10/23/55		3,000	2,881
3.850%, 4/1/61		900,000	558,675
3.950%, 6/30/62		166,000	103,308
Comcast Corp.
3.700%, 4/15/24		55,000	54,353
3.150%, 3/1/26		125,000	120,908
4.150%, 10/15/28		245,000	241,334
2.650%, 2/1/30		374,000	332,330
5.500%, 11/15/32		197,000	208,881
4.200%, 8/15/34		178,000	169,500
4.400%, 8/15/35		146,000	140,184
3.750%, 4/1/40		140,000	120,095
2.937%, 11/1/56		52,000	34,417
Cox Communications, Inc.
3.600%, 6/15/51§		98,000	69,873
Discovery Communications LLC
3.900%, 11/15/24		50,000	48,622
Fox Corp.
4.709%, 1/25/29		100,000	98,849
Grupo Televisa SAB
6.625%, 1/15/40		10,000	10,592
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,654
Paramount Global
4.950%, 1/15/31		200,000	184,095
4.375%, 3/15/43		46,000	32,480
5.250%, 4/1/44		44,000	34,234

			3,106,885

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
3.200%, 3/15/27§		65,000	61,017
3.800%, 3/15/32§		289,000	258,839
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	194,042
3.750%, 4/15/27		200,000	191,779
3.875%, 4/15/30		478,000	447,578
5.050%, 7/15/33		145,000	145,221
3.400%, 10/15/52		700,000	502,997

			1,801,473

Total Communication Services			10,081,299

Consumer Discretionary (0.9%)
Automobile Components (0.1%)
Magna International, Inc.
5.500%, 3/21/33		100,000	103,579
Metalsa S A P I De Cv
3.750%, 5/4/31(m)		200,000	149,460

			253,039

Automobiles (0.3%)
General Motors Co.
6.125%, 10/1/25		250,000	253,783
Hyundai Capital America
5.500%, 3/30/26§		300,000	300,220
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	500,517
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		700,000	590,117
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	500,000	485,365
4.810%, 9/17/30§		$700,000	630,905

			2,760,907

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27		200,000	187,910
Amazon.com, Inc.
0.450%, 5/12/24		25,000	23,938
3.800%, 12/5/24		50,000	49,545
5.200%, 12/3/25		100,000	101,933
1.000%, 5/12/26		50,000	45,206
3.300%, 4/13/27		100,000	96,568
3.150%, 8/22/27		50,000	47,882
1.650%, 5/12/28		50,000	44,157
1.500%, 6/3/30		85,000	70,327
2.100%, 5/12/31		50,000	42,515
3.600%, 4/13/32		100,000	94,150
2.500%, 6/3/50		238,000	160,193
3.100%, 5/12/51		152,000	113,867
eBay, Inc.
1.900%, 3/11/25(x)		70,000	66,069
5.900%, 11/22/25		400,000	410,549
1.400%, 5/10/26		100,000	90,536
6.300%, 11/22/32		132,000	142,744

			1,788,089

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29(x)		600,000	539,248
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	569,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 2/15/30	$200,000	$173,323
Marriott International, Inc.
5.000%, 10/15/27	55,000	54,923
Series FF
4.625%, 6/15/30	25,000	24,235
Series X
4.000%, 4/15/28	25,000	24,042
McDonald’s Corp.
1.450%, 9/1/25	55,000	51,118
3.700%, 1/30/26	75,000	73,629
2.625%, 9/1/29	40,000	36,243
Starbucks Corp.
2.450%, 6/15/26	50,000	46,788
3.550%, 8/15/29	100,000	95,280
3.000%, 2/14/32	20,000	17,694

		1,705,678

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25	50,000	46,788
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	23,297
Lennar Corp.
4.750%, 11/29/27	100,000	98,649
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	22,313

		191,047

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,092

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	24,178
AutoZone, Inc.
4.500%, 2/1/28	70,000	69,411
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	60,838
0.900%, 3/15/28	65,000	55,407
2.950%, 6/15/29	30,000	27,680
1.875%, 9/15/31	85,000	70,164
3.250%, 4/15/32	45,000	40,887
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	94,114
3.650%, 4/5/29	200,000	188,446
4.500%, 4/15/30	365,000	359,209
5.000%, 4/15/33(x)	40,000	39,782
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	49,456
Ross Stores, Inc.
0.875%, 4/15/26	50,000	44,516

		1,124,088

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	13,482
VF Corp.
2.950%, 4/23/30(x)	200,000	167,866

		181,348

Total Consumer Discretionary		8,018,288

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	149,000	147,208
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	401,000	407,615
Bacardi Ltd.
4.450%, 5/15/25§	500,000	491,365
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	47,701
2.125%, 9/6/29	200,000	179,119
2.000%, 3/5/31	65,000	55,497
Constellation Brands, Inc.
5.000%, 2/2/26	15,000	15,005
4.350%, 5/9/27	100,000	98,530
Diageo Capital plc
2.375%, 10/24/29	200,000	174,767
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	100,000	95,553
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	94,368
PepsiCo, Inc.
2.750%, 4/30/25	75,000	72,475
3.000%, 10/15/27	100,000	95,262
2.750%, 3/19/30	200,000	182,036

		2,156,501

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	168,851
Dollar General Corp.
4.150%, 11/1/25	75,000	73,780
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	98,095
Kroger Co. (The)
2.650%, 10/15/26	50,000	46,938
4.500%, 1/15/29	25,000	24,800
Sysco Corp.
3.250%, 7/15/27(x)	50,000	47,331
Target Corp.
3.375%, 4/15/29(x)	100,000	95,551
4.500%, 9/15/32	50,000	49,882
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	48,999
3.450%, 6/1/26	75,000	71,540
Walmart, Inc.
3.300%, 4/22/24	37,000	36,479
2.650%, 12/15/24	50,000	48,576
3.050%, 7/8/26(x)	40,000	38,673
3.250%, 7/8/29(x)	200,000	190,071
2.375%, 9/24/29	3,000	2,688
1.800%, 9/22/31	15,000	12,604

		1,054,858

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	46,952
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	21,227
Campbell Soup Co.
4.150%, 3/15/28	25,000	24,394
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	224,037
General Mills, Inc.
4.200%, 4/17/28	215,000	212,043
Hormel Foods Corp.
1.700%, 6/3/28	70,000	61,686
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	12,930
JBS USA LUX SA
5.125%, 2/1/28§	100,000	96,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Mondelez International, Inc.
2.750%, 4/13/30		$200,000	$177,247
Unilever Capital Corp.
2.900%, 5/5/27		100,000	94,738

			971,870

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	12,381
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,892
3.200%, 4/25/29		50,000	47,149
2.000%, 11/2/31(x)		25,000	20,979
Procter & Gamble Co. (The)
0.550%, 10/29/25(x)		50,000	45,772
1.200%, 10/29/30		50,000	40,795

			176,968

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	9,584
1.950%, 3/15/31		45,000	37,705
Haleon US Capital LLC
3.375%, 3/24/27		250,000	236,663
Kenvue, Inc.
5.050%, 3/22/28§		200,000	206,432
5.200%, 3/22/63§		35,000	35,863

			526,247

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	39,700
3.125%, 6/15/31	EUR	300,000	277,109
5.800%, 2/14/39		$53,000	51,418
3.400%, 2/4/41		84,000	59,238
4.500%, 5/2/43		28,000	22,196
BAT Capital Corp.
3.222%, 8/15/24		50,000	48,547
3.557%, 8/15/27		100,000	92,885
2.259%, 3/25/28		225,000	192,589
4.540%, 8/15/47		111,000	81,820
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	483,941
Philip Morris International, Inc.
3.250%, 11/10/24		150,000	146,347
5.125%, 11/17/27		197,000	201,364
4.875%, 2/15/28		207,000	208,724
5.375%, 2/15/33		200,000	203,773
1.450%, 8/1/39	EUR	125,000	78,348
Reynolds American, Inc.
4.450%, 6/12/25		$100,000	98,020
5.850%, 8/15/45		42,000	37,727

			2,323,746

Total Consumer Staples			7,210,190

Energy (1.7%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	93,635
Halliburton Co.
3.800%, 11/15/25		2,000	1,960
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26(m)		206,166	99,804
7.350%, 12/1/26§		513	248
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26§		625,376	118,690
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon),
5/1/23(y)§		163,662	82
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	23,116
Schlumberger Investment SA
2.650%, 6/26/30		200,000	176,037

			513,572

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	19,538
3.400%, 2/15/31		500,000	432,857
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	96,609
4.234%, 11/6/28		200,000	197,798
4.812%, 2/13/33		201,000	203,901
BP Capital Markets plc
3.279%, 9/19/27		50,000	47,952
Cameron LNG LLC
3.302%, 1/15/35(x)§		385,000	329,538
3.402%, 1/15/38§		363,000	312,058
Cenovus Energy, Inc.
2.650%, 1/15/32		219,000	180,186
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		51,000	51,345
5.125%, 6/30/27		431,000	431,067
3.700%, 11/15/29		230,000	210,914
2.742%, 12/31/39		16,000	12,791
Chevron Corp.
2.954%, 5/16/26		50,000	48,027
Chevron USA, Inc.
0.687%, 8/12/25		65,000	59,539
ConocoPhillips Co.
6.950%, 4/15/29		200,000	224,414
Continental Resources, Inc.
5.750%, 1/15/31§		700,000	670,806
Coterra Energy, Inc.
4.375%, 3/15/29		100,000	94,850
Devon Energy Corp.
8.250%, 8/1/23		21,000	21,085
4.750%, 5/15/42		226,000	195,481
Diamondback Energy, Inc.
3.250%, 12/1/26		487,000	461,192
3.500%, 12/1/29		1,264,000	1,153,780
4.400%, 3/24/51		56,000	44,680
Ecopetrol SA
5.875%, 9/18/23		8,000	7,990
6.875%, 4/29/30		81,000	73,913
Enbridge, Inc.
3.700%, 7/15/27		50,000	47,468
5.700%, 3/8/33		182,000	189,078
Energy Transfer LP
4.050%, 3/15/25		100,000	97,987
2.900%, 5/15/25		100,000	95,260
5.550%, 2/15/28		25,000	25,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
3.750%, 5/15/30		$100,000	$91,700
5.000%, 5/15/50		700,000	587,394
Enterprise Products Operating LLC
3.700%, 2/15/26		100,000	97,503
2.800%, 1/31/30		30,000	26,511
EOG Resources, Inc.
4.375%, 4/15/30		200,000	198,457
EQT Corp.
5.700%, 4/1/28		85,000	84,674
Equinor ASA
1.750%, 1/22/26		55,000	51,175
3.625%, 9/10/28(x)		100,000	96,814
Exxon Mobil Corp.
2.019%, 8/16/24		50,000	48,322
3.043%, 3/1/26		50,000	48,460
2.275%, 8/16/26		200,000	187,444
Greenko Power II Ltd.
4.300%, 12/13/28§		477,500	410,053
Kinder Morgan Energy Partners LP
4.250%, 9/1/24		75,000	74,133
Kinder Morgan, Inc.
5.625%, 11/15/23§		300,000	299,096
5.200%, 6/1/33		80,000	78,923
5.300%, 12/1/34		72,000	69,340
5.450%, 8/1/52		131,000	120,526
Magellan Midstream Partners LP
3.250%, 6/1/30(x)		15,000	13,513
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	100,588
3.800%, 4/1/28		15,000	14,349
5.000%, 9/15/54		43,000	36,596
MPLX LP
4.000%, 2/15/25		100,000	97,789
4.000%, 3/15/28		200,000	191,052
NGPL PipeCo LLC
4.875%, 8/15/27§		178,000	171,998
3.250%, 7/15/31§		529,000	448,500
Northwest Pipeline LLC
4.000%, 4/1/27		399,000	380,032
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,823
4.350%, 3/15/29		50,000	47,193
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,700
6.875%, 10/16/25		26,000	25,664
6.875%, 8/4/26		12,000	11,339
6.500%, 3/13/27		40,000	36,144
8.750%, 6/2/29		69,000	63,783
6.700%, 2/16/32		18,000	14,270
10.000%, 2/7/33(x)§		200,000	190,500
6.350%, 2/12/48		29,000	17,944
Series 13-2
7.190%, 9/12/24	MXN	503,000	25,790
Phillips 66
4.950%, 12/1/27		$130,000	130,235
Phillips 66 Co.
3.550%, 10/1/26§		25,000	23,800
Pioneer Natural Resources Co.
5.100%, 3/29/26		280,000	280,935
1.900%, 8/15/30		50,000	40,378
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	48,625
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		89,809	90,640
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		392,000	391,730
5.625%, 3/1/25		752,000	756,254
5.875%, 6/30/26		409,000	415,112
4.200%, 3/15/28		200,000	191,314
Targa Resources Corp.
5.200%, 7/1/27		602,000	595,241
6.125%, 3/15/33		200,000	206,014
4.950%, 4/15/52		55,000	45,278
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	74,324
3.455%, 2/19/29		100,000	94,931
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	96,906
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		224,000	237,924
4.000%, 3/15/28		647,000	616,264
Valero Energy Corp.
4.000%, 4/1/29		65,000	62,490
Western Midstream Operating LP
6.150%, 4/1/33		20,000	20,224
Williams Cos., Inc. (The)
4.550%, 6/24/24		25,000	24,809
2.600%, 3/15/31		65,000	54,158
7.750%, 6/15/31		192,000	214,561

			15,292,647

Total Energy			15,806,219

Financials (8.4%)
Banks (4.9%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	136,647
Banco Santander SA
3.892%, 5/24/24		$200,000	195,838
2.749%, 12/3/30		200,000	156,008
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36(k)§		700,000	568,001
Bank of America Corp.
4.000%, 4/1/24		50,000	49,377
4.000%, 1/22/25		75,000	73,270
(SOFR + 0.91%), 0.981%, 9/25/25(k)		50,000	46,683
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)		100,000	93,627
3.500%, 4/19/26		125,000	119,834
(EURIBOR 3 Month + 1.00%), 3.892%, 9/22/26(k)(m)	EUR	600,000	647,021
(SOFR + 1.01%), 1.197%, 10/24/26(k)		$50,000	44,904
(SOFR + 1.29%), 5.080%, 1/20/27(k)(x)		150,000	149,551
(SOFR + 0.96%), 1.734%, 7/22/27(k)		250,000	223,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		$125,000	$117,816
(SOFR + 1.58%), 4.376%, 4/27/28(k)		150,000	144,806
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		97,000	89,803
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	85,485
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		50,000	48,049
(SOFR + 1.37%), 1.922%, 10/24/31(k)		300,000	238,740
(SOFR + 1.32%), 2.687%, 4/22/32(k)		282,000	234,985
(SOFR + 1.21%), 2.572%, 10/20/32(k)		100,000	81,543
(SOFR + 1.33%), 2.972%, 2/4/33(k)		1,448,000	1,209,784
(SOFR + 1.83%), 4.571%, 4/27/33(k)		520,000	490,652
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	171,197
Series L
3.950%, 4/21/25		100,000	96,600
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	83,269
Bank of Montreal
3.700%, 6/7/25		120,000	116,542
1.250%, 9/15/26		50,000	44,149
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	44,553
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	98,034
1.300%, 9/15/26		100,000	88,484
Banque Federative du
Credit Mutuel SA (ICE LIBOR USD 3 Month + 0.96%), 5.768%, 7/20/23(k)§		600,000	599,535
Barclays plc
3.650%, 3/16/25		200,000	189,750
(SOFR + 2.71%), 2.852%, 5/7/26(k)		200,000	186,812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)		300,000	307,276
3.250%, 2/12/27(m)	GBP	500,000	560,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		$300,000	317,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)		400,000	315,360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		550,000	603,410
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	590,907
BPCE SA
4.000%, 9/12/23§		600,000	595,210
Canadian Imperial Bank of Commerce
3.100%, 4/2/24(x)		100,000	97,684
1.250%, 6/22/26		50,000	44,640
Citigroup, Inc.
3.750%, 6/16/24		75,000	73,716
4.000%, 8/5/24		50,000	49,070
4.400%, 6/10/25		100,000	97,515
3.400%, 5/1/26		100,000	95,387
(SOFR + 0.77%), 1.462%, 6/9/27(k)		200,000	177,532
4.450%, 9/29/27		200,000	193,359
(SOFR + 1.28%), 3.070%, 2/24/28(k)		400,000	370,465
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		125,000	118,252
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)		250,000	236,108
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)		150,000	139,510
(SOFR + 1.42%), 2.976%, 11/5/30(k)		50,000	43,636
(SOFR + 1.18%), 2.520%, 11/3/32(k)		70,000	56,899
(SOFR + 1.94%), 3.785%, 3/17/33(k)		394,000	351,681
(SOFR + 2.34%), 6.270%, 11/17/33(k)		200,000	214,351
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	85,762
3.250%, 4/30/30		30,000	24,740
Comerica, Inc.
4.000%, 2/1/29		50,000	39,517
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	406,520
Cooperatieve Rabobank UA
3.750%, 7/21/26		250,000	235,595
Danske Bank A/S
5.375%, 1/12/24§		500,000	497,074
Fifth Third Bancorp
2.375%, 1/28/25		50,000	46,340
(SOFR + 1.36%), 4.055%, 4/25/28(k)		60,000	55,048
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)		400,000	401,366
Fifth Third Bank NA
(SOFR + 1.23%), 5.852%, 10/27/25(k)		400,000	393,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Grupo Aval Ltd.
4.375%, 2/4/30(x)§		$200,000	$151,130
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25(k)		200,000	188,735
4.300%, 3/8/26		200,000	194,722
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		200,000	191,660
(SOFR + 3.35%), 7.390%, 11/3/28(k)		700,000	747,470
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)		226,000	214,200
4.950%, 3/31/30		400,000	389,203
(SOFR + 1.19%), 2.804%, 5/24/32(k)		200,000	163,018
(SOFR + 2.39%), 6.254%, 3/9/34(k)		800,000	834,760
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)		35,000	31,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)		100,000	70,320
ING Groep NV
3.550%, 4/9/24		200,000	195,964
JPMorgan Chase & Co.
3.875%, 9/10/24		50,000	49,124
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)		50,000	47,292
3.900%, 7/15/25		100,000	98,241
(SOFR + 1.07%), 5.546%, 12/15/25(k)		800,000	803,044
(SOFR + 1.85%), 2.083%, 4/22/26(k)		250,000	234,236
(SOFR + 1.32%), 4.080%, 4/26/26(k)		100,000	97,917
2.950%, 10/1/26		100,000	94,421
(SOFR + 0.80%), 1.045%, 11/19/26(k)		200,000	178,753
4.125%, 12/15/26		125,000	122,127
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27(k)		162,000	156,485
(SOFR + 0.77%), 1.470%, 9/22/27(k)		40,000	35,171
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		125,000	119,307
(SOFR + 1.17%), 2.947%, 2/24/28(k)		180,000	166,611
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		75,000	71,014
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	625,186
(SOFR + 1.02%), 2.069%, 6/1/29(k)		55,000	47,321
(SOFR + 1.75%), 4.565%, 6/14/30(k)		333,000	323,415
(SOFR + 1.51%), 2.739%, 10/15/30(k)		200,000	173,456
(SOFR + 2.04%), 2.522%, 4/22/31(k)		250,000	212,365
(SOFR + 2.52%), 2.956%, 5/13/31(k)		200,000	172,177
(SOFR + 1.25%), 2.580%, 4/22/32(k)		75,000	62,894
(SOFR + 1.18%), 2.545%, 11/8/32(k)		65,000	53,495
(SOFR + 1.26%), 2.963%, 1/25/33(k)		944,000	803,719
(SOFR + 1.80%), 4.586%, 4/26/33(k)		85,000	81,896
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		200,000	200,958
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25(k)		200,000	192,527
Korea Development Bank (The)
2.125%, 10/1/24		200,000	192,524
Kreditanstalt fuer Wiederaufbau
0.500%, 9/20/24		200,000	189,083
2.500%, 11/20/24		125,000	121,461
3.125%, 6/10/25		250,000	244,858
0.625%, 1/22/26		135,000	123,182
3.000%, 5/20/27(x)		180,000	174,421
3.750%, 2/15/28		140,000	140,126
2.875%, 4/3/28		90,000	86,450
0.750%, 9/30/30(x)		105,000	85,155
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	72,107
0.875%, 3/30/26		20,000	18,273
1.750%, 7/27/26		75,000	69,927
0.875%, 9/3/30		100,000	81,609
Series 37
2.500%, 11/15/27		50,000	47,276
Series 40
0.500%, 5/27/25		30,000	27,772
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	489,799
4.500%, 11/4/24		200,000	193,840
4.000%, 3/7/25	AUD	800,000	520,556
(ASX Australia Bank
Bill Short Term Rates 3 Month Mid + 1.40%), 5.032%, 3/7/25(k)		700,000	462,066
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)		$200,000	194,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		200,000	187,610
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)		125,000	114,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24		$200,000	$192,959
2.193%, 2/25/25		200,000	188,231
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)		300,000	300,302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)		200,000	174,910
3.741%, 3/7/29		100,000	94,404
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)		200,000	201,615
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		600,000	592,815
(ICE LIBOR USD 3 Month + 0.83%),
2.226%, 5/25/26(k)		600,000	559,678
3.663%, 2/28/27		200,000	189,969
4.018%, 3/5/28(x)		500,000	471,390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)		700,000	622,388
NatWest Group plc
5.125%, 5/28/24		40,000	39,636
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	193,344
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
2.080%, 9/22/31§		$700,000	563,765
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		90,000	82,296
4.625%, 11/3/25		35,000	35,479
4.250%, 3/1/28		75,000	76,570
PNC Bank NA
4.050%, 7/26/28		250,000	236,591
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	73,465
(SOFR + 0.98%), 2.307%, 4/23/32(k)		65,000	52,990
(SOFR + 1.93%), 5.068%, 1/24/34(k)(x)		200,000	196,366
Royal Bank of Canada
2.550%, 7/16/24(x)		25,000	24,166
0.650%, 7/29/24		25,000	23,571
4.650%, 1/27/26		75,000	73,819
1.400%, 11/2/26		50,000	44,377
4.240%, 8/3/27		150,000	146,226
4.900%, 1/12/28(x)		325,000	323,903
5.000%, 2/1/33		250,000	251,533
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	46,724
4.500%, 7/17/25		50,000	47,694
(SOFR + 2.36%), 6.499%, 3/9/29(k)		500,000	497,564
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)		200,000	175,373
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	709,206
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	457,594
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)(x)§		300,000	300,424
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	510,818
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§		400,000	408,450
6.301%, 1/9/29§		600,000	608,343
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	671,933
2.348%, 1/15/25		200,000	189,370
1.474%, 7/8/25		600,000	549,420
3.784%, 3/9/26		100,000	96,702
1.402%, 9/17/26		200,000	175,133
3.364%, 7/12/27(x)		100,000	93,636
3.352%, 10/18/27		100,000	93,198
5.520%, 1/13/28		200,000	202,422
3.202%, 9/17/29		50,000	43,684
2.142%, 9/23/30		100,000	79,295
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	513,024
Toronto-Dominion Bank (The)
1.150%, 6/12/25		50,000	45,913
0.750%, 1/6/26		200,000	177,984
1.250%, 9/10/26		50,000	44,140
Truist Bank
3.200%, 4/1/24		50,000	48,734
2.150%, 12/6/24		250,000	236,204
4.050%, 11/3/25		20,000	19,139
Truist Financial Corp.
2.850%, 10/26/24		25,000	23,886
(SOFR + 1.44%), 4.873%, 1/26/29(k)		40,000	38,893
UniCredit SpA
7.830%, 12/4/23§		1,000,000	1,010,680
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)		50,000	48,663
1.375%, 7/22/30		200,000	156,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series V
2.375%, 7/22/26	$150,000	$137,839
Wells Fargo & Co.
3.000%, 2/19/25	100,000	96,174
3.550%, 9/29/25	100,000	96,179
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	165,000	155,531
3.000%, 4/22/26	50,000	47,072
3.000%, 10/23/26	100,000	93,393
4.300%, 7/22/27	100,000	96,760
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	70,604
4.150%, 1/24/29	200,000	190,610
(SOFR + 1.26%), 2.572%, 2/11/31(k)	585,000	494,903
(SOFR + 1.50%), 3.350%, 3/2/33(k)	700,000	605,371
Westpac Banking Corp.
1.150%, 6/3/26	50,000	45,128
2.700%, 8/19/26	75,000	70,240
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30(k)	250,000	234,812

		44,013,968

Capital Markets (2.0%)
Ameriprise Financial, Inc.
3.000%, 4/2/25(x)	200,000	190,828
Ares Capital Corp.
3.875%, 1/15/26	100,000	92,107
2.875%, 6/15/27(x)	100,000	85,416
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	100,000	95,584
2.450%, 8/17/26	75,000	69,144
(SOFR + 1.15%), 3.992%, 6/13/28(k)	50,000	48,469
Series J
1.900%, 1/25/29	50,000	42,752
BlackRock, Inc.
3.250%, 4/30/29(x)	15,000	14,219
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	41,938
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	46,262
2.724%, 4/15/31(x)	80,000	66,812
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	547,479
Charles Schwab Corp. (The)
3.750%, 4/1/24	25,000	24,565
3.850%, 5/21/25	50,000	48,110
0.900%, 3/11/26	65,000	56,827
3.300%, 4/1/27	30,000	27,758
2.000%, 3/20/28	200,000	171,046
2.300%, 5/13/31	50,000	40,410
CME Group, Inc.
3.000%, 3/15/25	75,000	72,561
Credit Suisse AG
4.750%, 8/9/24	600,000	579,000
3.700%, 2/21/25	260,000	245,700
2.950%, 4/9/25	250,000	232,500
7.500%, 2/15/28	300,000	318,000
Credit Suisse Group AG (ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	582,000
4.550%, 4/17/26	250,000	228,750
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	899,658
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	602,280
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	149,148
FactSet Research Systems, Inc.
3.450%, 3/1/32(x)	168,000	146,064
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	40,634
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%),
0.657%, 9/10/24(k)	394,000	385,300
3.500%, 1/23/25	100,000	97,476
3.750%, 5/22/25	100,000	97,450
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	96,734
(ICE LIBOR USD 3 Month + 1.17%), 6.034%, 5/15/26(k)	291,000	288,143
3.500%, 11/16/26	65,000	61,802
(SOFR + 0.82%), 1.542%, 9/10/27(k)	300,000	262,718
(SOFR + 0.91%), 1.948%, 10/21/27(k)	110,000	97,867
(ICE LIBOR USD 3 Month + 1.75%), 6.552%, 10/28/27(k)	600,000	607,929
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	65,000	61,294
3.800%, 3/15/30	500,000	463,607
(SOFR + 1.28%), 2.615%, 4/22/32(k)	37,000	30,587
(SOFR + 1.25%), 2.383%, 7/21/32(k)	296,000	239,727
(SOFR + 1.26%), 2.650%, 10/21/32(k)	495,000	405,110
(SOFR + 1.41%), 3.102%, 2/24/33(k)	465,000	395,410
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	12,889
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,157
JAB Holdings BV
2.200%, 11/23/30§	600,000	476,635
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	79,613
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	3,000
Series 1
0.000%, 12/30/16(h)	10,200,000	5,100
Moody’s Corp.
4.250%, 2/1/29(x)	402,000	391,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 8/19/31	$100,000	$81,616
3.250%, 5/20/50	50,000	36,199
Morgan Stanley
(SOFR + 0.62%), 0.739%, 4/5/24(k)	114,000	113,942
3.700%, 10/23/24	100,000	98,031
(SOFR + 0.53%), 0.790%, 5/30/25(k)	50,000	47,235
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	14,459
4.000%, 7/23/25	80,000	78,319
3.875%, 1/27/26	65,000	63,171
(SOFR + 0.94%), 2.630%, 2/18/26(k)	50,000	47,291
3.125%, 7/27/26	125,000	118,221
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	133,327
(SOFR + 0.88%), 1.593%, 5/4/27(k)	95,000	85,334
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	94,214
(SOFR + 1.73%), 5.123%, 2/1/29(k)	200,000	200,449
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	421,000	402,647
(SOFR + 1.14%), 2.699%, 1/22/31(k)	515,000	442,177
(SOFR + 1.03%), 1.794%, 2/13/32(k)	400,000	312,813
(SOFR + 1.18%), 2.239%, 7/21/32(k)	382,000	306,163
(SOFR + 1.20%), 2.511%, 10/20/32(k)	669,000	545,399
(SOFR + 2.56%), 6.342%, 10/18/33(k)	636,000	694,150
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	112,844
Series F
3.875%, 4/29/24	75,000	74,037
Morgan Stanley Domestic Holdings, Inc.
4.500%, 6/20/28	25,000	24,523
Nasdaq, Inc.
3.850%, 6/30/26	100,000	97,506
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	758,434
5.709%, 1/9/26	500,000	500,483
6.181%, 1/18/33	200,000	201,503
Northern Trust Corp.
4.000%, 5/10/27	35,000	33,923
3.150%, 5/3/29	25,000	22,832
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	44,281
2.875%, 6/11/28	475,000	383,811
Prospect Capital Corp.
3.437%, 10/15/28	25,000	19,084
S&P Global, Inc.
4.750%, 8/1/28	133,000	134,512
1.250%, 8/15/30	25,000	19,957
State Street Corp.
Series H (ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	124,000	115,630
Stifel Financial Corp.
4.000%, 5/15/30	700,000	612,369
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§	300,000	296,610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§	400,000	407,473

		18,169,861

Consumer Finance (0.8%)
AerCap Ireland Capital
DAC
2.875%, 8/14/24	200,000	191,243
1.650%, 10/29/24	150,000	140,076
6.500%, 7/15/25	250,000	251,507
2.450%, 10/29/26	150,000	134,566
Ally Financial, Inc.
5.800%, 5/1/25	200,000	193,982
2.200%, 11/2/28	700,000	555,555
American Express Co.
3.000%, 10/30/24	25,000	24,218
4.900%, 2/13/26	45,000	45,206
3.300%, 5/3/27	265,000	251,196
(SOFR + 1.76%),
4.420%, 8/3/33(k)	125,000	120,135
American Honda Finance Corp.
0.750%, 8/9/24	65,000	61,519
2.150%, 9/10/24	100,000	96,243
2.000%, 3/24/28	10,000	8,832
Capital One Financial Corp.
3.300%, 10/30/24	100,000	95,383
4.200%, 10/29/25	250,000	233,796
3.800%, 1/31/28	200,000	182,927
(SOFR + 1.79%), 3.273%, 3/1/30(k)	104,000	88,396
(SOFR + 2.60%), 5.817%, 2/1/34(k)	292,000	284,865
Caterpillar Financial Services Corp.
2.850%, 5/17/24	25,000	24,501
2.150%, 11/8/24	50,000	48,138
0.800%, 11/13/25	60,000	54,438
0.900%, 3/2/26	100,000	90,669
1.100%, 9/14/27(x)	50,000	43,797
Discover Financial Services
3.950%, 11/6/24	75,000	71,873
4.100%, 2/9/27	40,000	37,778
Ford Motor Credit Co. LLC
5.125%, 6/16/25	700,000	683,004
General Motors Financial Co., Inc.
3.700%, 5/9/23	375,000	374,196
1.200%, 10/15/24	25,000	23,544
3.500%, 11/7/24	50,000	48,621
4.000%, 1/15/25	75,000	73,386
2.900%, 2/26/25	559,000	537,158
5.250%, 3/1/26	50,000	49,870
4.350%, 1/17/27	200,000	193,717
4.300%, 4/6/29	50,000	46,511
3.600%, 6/21/30	50,000	43,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
2.350%, 1/8/31		$142,000	$111,510
John Deere Capital Corp.
0.450%, 6/7/24		35,000	33,281
2.650%, 6/24/24		25,000	24,381
0.625%, 9/10/24(x)		30,000	28,379
1.050%, 6/17/26		50,000	45,064
3.350%, 4/18/29		200,000	189,190
3.900%, 6/7/32		10,000	9,601
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	571,612
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	25,158
Synchrony Financial
4.250%, 8/15/24		37,000	34,306
4.875%, 6/13/25		15,000	13,873
3.700%, 8/4/26		50,000	43,748
Toyota Motor Credit Corp.
(SOFR + 0.75%),
5.580%, 12/11/23(k)		300,000	301,049
0.800%, 10/16/25		50,000	45,504
1.125%, 6/18/26		35,000	31,513
3.200%, 1/11/27		100,000	95,499
4.625%, 1/12/28		65,000	65,597
1.900%, 4/6/28		100,000	88,678
3.375%, 4/1/30(x)		200,000	187,302

			7,349,602

Financial Services (0.3%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	33,964
Block Financial LLC
2.500%, 7/15/28		10,000	8,612
Corebridge Financial, Inc.
3.900%, 4/5/32§		200,000	171,922
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29(k)(m)	EUR	600,000	634,432
Fidelity National Information Services, Inc.
4.700%, 7/15/27		$50,000	49,127
2.250%, 3/1/31(x)		50,000	39,887
Fiserv, Inc.
2.750%, 7/1/24		100,000	97,019
3.500%, 7/1/29		245,000	226,508
Global Payments, Inc.
1.200%, 3/1/26		355,000	315,157
4.950%, 8/15/27		264,000	258,937
3.200%, 8/15/29		219,000	190,714
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Mastercard, Inc.
2.000%, 3/3/25		$50,000	47,814
2.950%, 11/21/26		50,000	47,791
2.000%, 11/18/31		100,000	84,285
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	96,852
1.000%, 6/15/26		50,000	44,297
4.800%, 3/15/28		15,000	15,042
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	94,185
3.900%, 6/1/27		20,000	19,617
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—
Shell International Finance
BV
2.875%, 5/10/26		$50,000	47,802
2.500%, 9/12/26		50,000	47,032
3.875%, 11/13/28		133,000	130,543
2.375%, 11/7/29		158,000	139,627
2.750%, 4/6/30		200,000	181,328
Visa, Inc.
3.150%, 12/14/25		100,000	96,958
0.750%, 8/15/27		45,000	39,068
2.050%, 4/15/30		65,000	56,539
Voya Financial, Inc.
3.650%, 6/15/26		50,000	47,145

			3,262,204

Insurance (0.4%)
American International Group, Inc.
2.500%, 6/30/25		34,000	32,082
Aon Corp.
4.500%, 12/15/28		125,000	122,666
2.800%, 5/15/30		156,000	137,450
2.050%, 8/23/31		100,000	80,063
5.350%, 2/28/33		135,000	139,822
Assurant, Inc.
2.650%, 1/15/32(x)		50,000	39,587
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)		50,000	46,660
1.450%, 10/15/30		40,000	32,787
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	45,719
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	31,499
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	72,444
CNA Financial Corp.
2.050%, 8/15/30		20,000	16,199
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	23,471
GA Global Funding Trust
1.250%, 12/8/23§		700,000	680,546
Globe Life, Inc.
2.150%, 8/15/30		50,000	40,504
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,591
Jackson National Life Global Funding (SOFR + 1.15%),
5.962%, 6/28/24(k)§		350,000	347,464
Kemper Corp.
2.400%, 9/30/30		25,000	19,911
Lincoln National Corp.
3.400%, 3/1/32(x)		50,000	39,967
Loews Corp.
3.750%, 4/1/26		50,000	48,630
Markel Corp.
3.500%, 11/1/27		25,000	23,705
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	9,829
2.250%, 11/15/30		146,000	121,786
5.450%, 3/15/53		60,000	60,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
MassMutual Global Funding II
5.050%, 12/7/27§	$500,000	$503,730
MetLife, Inc.
4.550%, 3/23/30	200,000	196,739
Principal Financial Group, Inc.
3.700%, 5/15/29	10,000	9,419
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	70,000	62,300
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	200,000	176,500
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	9,220
3.150%, 6/15/30	20,000	17,340
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29(x)	50,000	46,079
Trinity Acquisition plc
4.400%, 3/15/26	50,000	48,831

		3,333,457

Total Financials		76,129,092

Health Care (1.4%)
Biotechnology (0.5%)
AbbVie, Inc.
2.600%, 11/21/24	50,000	48,172
3.800%, 3/15/25	350,000	344,092
3.600%, 5/14/25	175,000	171,500
4.550%, 3/15/35	207,000	201,987
4.500%, 5/14/35	169,000	162,998
4.875%, 11/14/48	137,000	130,618
Amgen, Inc.
3.625%, 5/22/24	50,000	49,272
5.150%, 3/2/28	250,000	254,990
4.050%, 8/18/29(x)	132,000	126,979
2.450%, 2/21/30	400,000	348,073
5.250%, 3/2/33	195,000	200,115
5.600%, 3/2/43	300,000	308,579
5.650%, 3/2/53	99,000	102,170
5.750%, 3/2/63	135,000	138,805
Baxalta, Inc.
4.000%, 6/23/25	38,000	37,117
Biogen, Inc.
2.250%, 5/1/30	293,000	245,974
Gilead Sciences, Inc.
3.650%, 3/1/26	125,000	122,176
1.650%, 10/1/30	220,000	180,646
2.600%, 10/1/40	185,000	136,131
4.150%, 3/1/47	132,000	115,510
Regeneron
Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	726,443

		4,152,347

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.950%, 3/15/25	100,000	97,617
3.750%, 11/30/26	28,000	27,714
Baxter International, Inc.
1.915%, 2/1/27	100,000	89,351
Becton Dickinson & Co.
3.700%, 6/6/27	33,000	31,824
4.693%, 2/13/28	40,000	40,030
2.823%, 5/20/30	35,000	30,790
GE HealthCare Technologies, Inc.
5.600%, 11/15/25§	175,000	176,358
Stryker Corp.
3.500%, 3/15/26	50,000	48,396
1.950%, 6/15/30	200,000	168,625

		710,705

Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	47,334
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	48,723
3.410%, 6/15/27	75,000	71,723
Centene Corp.
4.625%, 12/15/29	300,000	283,113
3.000%, 10/15/30	198,000	165,532
Cigna Group (The)
4.375%, 10/15/28	340,000	333,770
CVS Health Corp.
3.375%, 8/12/24	75,000	73,437
3.875%, 7/20/25	80,000	78,409
1.300%, 8/21/27	65,000	56,393
4.300%, 3/25/28	55,000	53,857
3.250%, 8/15/29	200,000	182,408
3.750%, 4/1/30	345,000	321,789
Elevance Health, Inc.
3.650%, 12/1/27	200,000	192,811
3.600%, 3/15/51	78,000	59,975
6.100%, 10/15/52	20,000	22,084
HCA, Inc.
5.250%, 4/15/25	20,000	19,950
5.250%, 6/15/26	25,000	24,983
4.500%, 2/15/27	20,000	19,413
4.125%, 6/15/29	20,000	18,591
3.500%, 9/1/30	268,000	237,378
2.375%, 7/15/31	237,000	188,932
Humana, Inc.
3.850%, 10/1/24	50,000	49,459
1.350%, 2/3/27	25,000	21,912
3.700%, 3/23/29	20,000	18,690
Laboratory Corp. of America Holdings
3.600%, 2/1/25	200,000	194,628
McKesson Corp.
1.300%, 8/15/26	40,000	35,770
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	28,684
UnitedHealth Group, Inc.
2.375%, 8/15/24	70,000	68,125
3.750%, 7/15/25	75,000	74,080
1.150%, 5/15/26(x)	100,000	90,618
3.450%, 1/15/27	50,000	48,602
2.950%, 10/15/27	100,000	94,255
5.250%, 2/15/28	35,000	36,364
4.250%, 1/15/29	600,000	594,816
4.625%, 11/15/41	23,000	22,053
3.250%, 5/15/51	199,000	148,278
5.200%, 4/15/63	43,000	43,227

		4,070,166

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,153
2.750%, 9/15/29	25,000	22,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Illumina, Inc.
5.800%, 12/12/25	$500,000	$507,348
PerkinElmer, Inc.
3.300%, 9/15/29	15,000	13,381
2.250%, 9/15/31	35,000	27,913
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	75,000	70,974
4.800%, 11/21/27	20,000	20,430
1.750%, 10/15/28	35,000	30,664
2.000%, 10/15/31(x)	112,000	92,763
4.950%, 11/21/32(x)	40,000	41,371

		884,302

Pharmaceuticals (0.3%)
AstraZeneca plc
3.125%, 6/12/27	75,000	71,519
1.375%, 8/6/30	200,000	163,199
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	585,670
Bristol-Myers Squibb Co.
2.900%, 7/26/24	99,000	96,869
3.200%, 6/15/26	25,000	24,137
3.900%, 2/20/28	50,000	48,920
3.400%, 7/26/29	62,000	58,817
Eli Lilly and Co.
3.375%, 3/15/29	13,000	12,409
4.875%, 2/27/53	25,000	25,583
4.950%, 2/27/63	25,000	25,453
GlaxoSmithKline Capital plc
3.000%, 6/1/24	70,000	68,958
Johnson & Johnson
0.550%, 9/1/25	100,000	91,425
2.450%, 3/1/26	125,000	119,692
Merck & Co., Inc.
2.750%, 2/10/25	50,000	48,706
3.400%, 3/7/29	100,000	95,799
Novartis Capital Corp.
3.400%, 5/6/24	50,000	49,369
Pfizer, Inc.
3.400%, 5/15/24	50,000	49,344
2.750%, 6/3/26(x)	50,000	47,790
3.600%, 9/15/28	25,000	24,457
1.700%, 5/28/30	250,000	210,099
Royalty Pharma plc
1.200%, 9/2/25	70,000	63,174
Sanofi
3.625%, 6/19/28	25,000	24,403
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	47,488
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	400,000	402,245
2.050%, 3/31/30	200,000	168,122
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	47,518
Viatris, Inc.
2.700%, 6/22/30	200,000	162,424
Wyeth LLC
6.500%, 2/1/34	75,000	85,811
Zoetis, Inc.
3.000%, 9/12/27(x)	50,000	47,015
2.000%, 5/15/30	50,000	42,057

		3,008,472

Total Health Care		12,825,992

Industrials (1.4%)
Aerospace & Defense (0.7%)
BAE Systems plc
3.400%, 4/15/30§	464,000	425,409
Boeing Co. (The)
1.875%, 6/15/23	300,000	298,071
4.875%, 5/1/25	155,000	154,623
2.196%, 2/4/26	400,000	371,208
2.700%, 2/1/27	75,000	68,769
5.040%, 5/1/27	100,000	100,536
3.450%, 11/1/28	25,000	23,027
5.150%, 5/1/30	100,000	100,229
5.805%, 5/1/50	131,000	130,318
5.930%, 5/1/60	160,000	157,742
General Dynamics Corp.
3.625%, 4/1/30	200,000	191,478
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	959,000	816,018
L3Harris Technologies, Inc.
4.400%, 6/15/28	195,000	190,968
1.800%, 1/15/31	421,000	339,115
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,735
3.600%, 3/1/35	353,000	328,024
5.900%, 11/15/63	126,000	146,622
Northrop Grumman Corp.
2.930%, 1/15/25	100,000	96,828
4.030%, 10/15/47	199,000	171,231
4.950%, 3/15/53	190,000	187,171
Raytheon Technologies Corp.
3.125%, 5/4/27(x)	100,000	94,540
7.000%, 11/1/28	143,000	156,701
4.125%, 11/16/28	200,000	196,443
2.250%, 7/1/30	164,000	140,002
3.030%, 3/15/52	546,000	390,534
5.375%, 2/27/53	40,000	41,875
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	426,280
Textron, Inc.
4.000%, 3/15/26	25,000	24,599
3.900%, 9/17/29	219,000	206,102

		6,000,198

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	97,834
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	46,901

		144,735

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	33,374
2.722%, 2/15/30	250,000	218,737
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	44,091
Johnson Controls International plc
2.000%, 9/16/31(x)	30,000	24,426
Masco Corp.
2.000%, 10/1/30	25,000	20,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning
3.950%, 8/15/29	$100,000	$93,561
3.875%, 6/1/30(x)	240,000	220,263

		654,679

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	96,936
RELX Capital, Inc.
3.000%, 5/22/30	24,000	21,311
4.750%, 5/20/32	20,000	19,725
Republic Services, Inc.
2.500%, 8/15/24	100,000	96,855
3.375%, 11/15/27	15,000	14,209
3.950%, 5/15/28	86,000	83,330
Waste Management, Inc.
3.150%, 11/15/27(x)	50,000	47,039
1.150%, 3/15/28	133,000	113,605
4.150%, 4/15/32	50,000	48,078

		541,088

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	10,000	9,329

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	22,329
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	72,703

		95,032

Ground Transportation (0.1%)
Burlington Northern Santa
Fe LLC
3.400%, 9/1/24	50,000	49,084
3.300%, 9/15/51	95,000	71,972
2.875%, 6/15/52	78,000	54,300
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,998
CSX Corp.
3.350%, 9/15/49	197,000	147,335
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	33,155
3.800%, 8/1/28	25,000	23,997
2.300%, 5/15/31	25,000	20,948
2.900%, 8/25/51	279,000	183,517
Ryder System, Inc.
4.625%, 6/1/25	200,000	197,195
Union Pacific Corp.
3.250%, 8/15/25	100,000	97,140
4.750%, 2/21/26	65,000	65,754
2.375%, 5/20/31	10,000	8,605
3.839%, 3/20/60	146,000	117,435
2.973%, 9/16/62	126,000	82,575

		1,170,010

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27(x)	75,000	70,175
Honeywell International, Inc.
2.300%, 8/15/24(x)	100,000	97,121
1.350%, 6/1/25	15,000	14,112

		181,408

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	34,519
CNH Industrial Capital LLC
4.200%, 1/15/24	944,000	933,989
1.875%, 1/15/26	25,000	23,193
Cummins, Inc.
0.750%, 9/1/25	10,000	9,085
Dover Corp.
3.150%, 11/15/25	50,000	48,282
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	47,382
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	94,710
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	572,178

		1,763,338

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	74,754
5.125%, 6/15/27	50,000	49,652

		124,406

Professional Services (0.0%)†
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	17,756
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	83,277
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,692
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	23,876
5.750%, 4/1/33	30,000	31,406

		185,007

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	94,383
5.300%, 2/1/28	100,000	98,409
3.000%, 2/1/30	50,000	42,103
Aircastle Ltd.
4.125%, 5/1/24	10,000	9,796
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	623,675
GATX Corp.
3.250%, 9/15/26	50,000	46,963

		915,329

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	800,000	649,162

Total Industrials		12,433,721

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26(x)	50,000	47,077
Juniper Networks, Inc.
2.000%, 12/10/30	45,000	35,657
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	48,932
2.750%, 5/24/31	586,000	479,078
5.500%, 9/1/44	213,000	201,494

		812,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
3.550%, 10/1/27	$50,000	$46,736
Amphenol Corp.
2.200%, 9/15/31	60,000	49,648
Arrow Electronics, Inc.
3.250%, 9/8/24	50,000	48,515
CDW LLC
2.670%, 12/1/26	70,000	62,785
Jabil, Inc.
3.950%, 1/12/28	100,000	94,013
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	73,795
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	29,961

		405,453

IT Services (0.1%)
DXC Technology Co.
1.800%, 9/15/26	50,000	43,551
International Business Machines Corp.
3.000%, 5/15/24	100,000	98,154
3.450%, 2/19/26	100,000	96,705
3.500%, 5/15/29	350,000	327,974

		566,384

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.
2.950%, 4/1/25(x)	200,000	193,168
3.450%, 6/15/27§	25,000	24,044
Applied Materials, Inc.
1.750%, 6/1/30	30,000	25,150
4.350%, 4/1/47	32,000	29,935
Broadcom Corp.
3.875%, 1/15/27	100,000	96,549
Broadcom, Inc.
3.150%, 11/15/25	40,000	38,227
3.459%, 9/15/26	26,000	24,771
4.110%, 9/15/28	106,000	100,862
4.750%, 4/15/29	100,000	98,211
2.450%, 2/15/31§	300,000	244,333
3.469%, 4/15/34§	848,000	694,758
3.137%, 11/15/35§	188,000	144,535
3.187%, 11/15/36§	500,000	375,214
4.926%, 5/15/37§	778,000	701,993
Intel Corp.
3.700%, 7/29/25	100,000	98,257
3.750%, 8/5/27	100,000	97,386
4.875%, 2/10/28	389,000	394,762
2.450%, 11/15/29	20,000	17,542
5.125%, 2/10/30	400,000	407,169
4.150%, 8/5/32	100,000	95,891
5.200%, 2/10/33	200,000	202,788
KLA Corp.
4.650%, 11/1/24	50,000	49,880
5.000%, 3/15/49	27,000	26,476
3.300%, 3/1/50	235,000	178,942
5.250%, 7/15/62	160,000	161,959
Lam Research Corp.
3.750%, 3/15/26	50,000	49,114
4.000%, 3/15/29	30,000	29,288
2.875%, 6/15/50	45,000	31,302
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,114
NVIDIA Corp.
0.584%, 6/14/24	40,000	38,187
2.000%, 6/15/31	50,000	41,805
NXP BV
3.875%, 6/18/26	800,000	770,856
4.400%, 6/1/27	40,000	39,305
4.300%, 6/18/29	318,000	302,497
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	72,500
2.150%, 5/20/30	100,000	87,324
5.400%, 5/20/33	134,000	143,331
4.500%, 5/20/52	31,000	28,563
6.000%, 5/20/53	161,000	181,734
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,161
2.250%, 9/4/29(x)	30,000	26,695
4.900%, 3/14/33	50,000	51,952
Xilinx, Inc.
2.950%, 6/1/24	50,000	48,909

		6,504,439

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	30,000	28,689
Microsoft Corp.
2.700%, 2/12/25	75,000	73,025
2.400%, 8/8/26	100,000	94,937
3.300%, 2/6/27	100,000	97,918
2.921%, 3/17/52	32,000	23,982
Open Text Corp.
6.900%, 12/1/27§	700,000	720,125
Oracle Corp.
2.400%, 9/15/23	300,000	296,041
3.400%, 7/8/24	75,000	73,442
2.950%, 11/15/24	75,000	72,815
2.500%, 4/1/25	200,000	191,163
2.950%, 5/15/25	100,000	96,085
1.650%, 3/25/26	25,000	22,923
2.650%, 7/15/26	45,000	42,007
2.300%, 3/25/28	70,000	62,424
4.500%, 5/6/28	35,000	34,494
6.150%, 11/9/29	300,000	318,792
2.875%, 3/25/31	250,000	213,093
4.300%, 7/8/34	81,000	73,715
4.500%, 7/8/44	575,000	480,038
4.000%, 7/15/46	382,000	288,649
3.600%, 4/1/50	319,000	224,836
3.950%, 3/25/51	180,000	134,262
5.550%, 2/6/53	25,000	23,590
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	28,965
1.750%, 2/15/31	200,000	159,653
Salesforce, Inc.
0.625%, 7/15/24	30,000	28,512
1.500%, 7/15/28	35,000	30,783
1.950%, 7/15/31	40,000	33,226
VMware, Inc.
1.400%, 8/15/26	20,000	17,625
3.900%, 8/21/27	100,000	95,307
1.800%, 8/15/28	25,000	21,077
2.200%, 8/15/31	197,000	155,041

		4,257,234

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
2.850%, 5/11/24	200,000	196,466
1.125%, 5/11/25	100,000	93,665
0.700%, 2/8/26(x)	100,000	90,742
3.250%, 2/23/26	110,000	107,439
3.350%, 2/9/27	50,000	48,680
2.900%, 9/12/27(x)	150,000	143,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
1.650%, 5/11/30		$90,000	$76,540
1.650%, 2/8/31(x)		100,000	83,477
2.400%, 8/20/50		34,000	22,637
2.550%, 8/20/60		102,000	66,829
2.800%, 2/8/61		159,000	106,902
Dell International LLC
5.850%, 7/15/25		500,000	507,597
6.020%, 6/15/26		340,000	348,013
4.900%, 10/1/26		243,000	241,606
Hewlett Packard Enterprise Co.
5.900%, 10/1/24		170,000	172,190
4.900%, 10/15/25(e)		50,000	49,743
6.350%, 10/15/45(e)		37,000	38,901
HP, Inc.
2.200%, 6/17/25		100,000	94,010
1.450%, 6/17/26		50,000	44,940
Western Digital Corp.
2.850%, 2/1/29		30,000	23,892

			2,557,569

Total Information Technology			15,103,317

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.800%, 3/3/33		50,000	51,311
Ecolab, Inc.
1.650%, 2/1/27		100,000	90,387
2.750%, 8/18/55		35,000	22,126
Linde, Inc.
4.700%, 12/5/25		50,000	50,194
Nutrien Ltd.
5.950%, 11/7/25		20,000	20,500
PPG Industries, Inc.
2.800%, 8/15/29		100,000	89,049
RPM International, Inc.
4.550%, 3/1/29		25,000	23,660
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	71,308
2.300%, 5/15/30		87,000	73,511
Syngenta Finance NV
4.441%, 4/24/23§		400,000	399,501
Westlake Corp.
3.375%, 6/15/30		30,000	26,550

			918,097

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	20,414
Series CB
2.500%, 3/15/30		35,000	29,699

			50,113

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	28,923
Avery Dennison Corp.
5.750%, 3/15/33		50,000	51,813
Berry Global, Inc.
1.570%, 1/15/26		700,000	633,654
5.500%, 4/15/28§		135,000	134,494
International Paper Co.
4.800%, 6/15/44		35,000	32,039
Packaging Corp. of America
3.400%, 12/15/27		35,000	33,245
WRKCo., Inc.
4.000%, 3/15/28		50,000	47,710

			961,878

Metals & Mining (0.2%)
Anglo American Capital plc
4.750%, 4/10/27§		250,000	244,050
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	189,574
Newmont Corp.
2.250%, 10/1/30(x)		38,000	31,817
Nucor Corp.
4.300%, 5/23/27		50,000	49,036
3.950%, 5/1/28(x)		118,000	113,588
Reliance Steel & Aluminum Co.
2.150%, 8/15/30(x)		600,000	504,398
Steel Dynamics, Inc.
2.400%, 6/15/25		15,000	14,136
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	89,275

			1,235,874

Paper & Forest Products (0.0%)†
Fibria Overseas Finance Ltd.
5.500%, 1/17/27		25,000	24,989
Suzano Austria GmbH
3.750%, 1/15/31		100,000	86,405

			111,394

Total Materials			3,277,356

Real Estate (1.2%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28		50,000	49,648
GLP Capital LP (REIT)
3.350%, 9/1/24		100,000	94,875
5.250%, 6/1/25		410,000	399,668
5.375%, 4/15/26		15,000	14,532
5.750%, 6/1/28		10,000	9,718
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	71,693
1.375%, 1/15/27		100,000	87,941
3.375%, 6/15/27(x)		75,000	70,222
STORE Capital Corp. (REIT)
2.700%, 12/1/31		50,000	35,613
Unibail-Rodamco- Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	510,122
WP Carey, Inc. (REIT)
3.850%, 7/15/29		$50,000	46,045

			1,390,077

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28(x)		65,000	56,213
5.250%, 12/15/32		10,000	10,009
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	82,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 1/15/25	$500,000	$486,586
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	20,472
Ventas Realty LP (REIT)
3.500%, 4/15/24	25,000	24,572
Welltower OP LLC (REIT)
4.000%, 6/1/25	100,000	96,395
2.050%, 1/15/29	30,000	25,028
2.750%, 1/15/31	600,000	497,067

		1,298,953

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26	30,000	28,821
2.250%, 1/15/32	50,000	40,767
4.625%, 1/15/33	100,000	98,044

		167,632

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	23,976
3.800%, 4/15/26	50,000	47,929
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	92,707
2.750%, 10/1/26	50,000	42,894
2.550%, 4/1/32	300,000	211,639
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	25,000	19,127
Corporate Office Properties LP (REIT)
2.250%, 3/15/26(x)	600,000	533,052
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	23,769
4.375%, 10/1/25	1,000,000	938,793
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	18,674

		1,952,560

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	30,269
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	42,960
3.300%, 6/1/29	15,000	13,589
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,655
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	24,617
4.000%, 3/1/29	25,000	23,504
2.550%, 6/15/31	700,000	574,634
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	12,516
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	47,902
Spirit Realty LP (REIT)
3.200%, 1/15/27	300,000	273,099
2.100%, 3/15/28	50,000	41,872
3.400%, 1/15/30	200,000	171,185
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	50,003
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	92,888

		1,408,693

Retail REITs (0.1%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	12,674
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	95,901
3.900%, 3/15/27	500,000	464,927
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	42,994
Realty Income Corp. (REIT)
4.625%, 11/1/25	300,000	296,250
4.875%, 6/1/26	10,000	9,915
4.850%, 3/15/30	30,000	29,482
5.625%, 10/13/32	100,000	103,189
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	21,630

		1,076,962

Specialized REITs (0.4%)
American Tower Corp. (REIT)
3.375%, 5/15/24	100,000	97,831
2.400%, 3/15/25	700,000	663,540
2.300%, 9/15/31	20,000	15,970
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,198
3.700%, 6/15/26	500,000	479,503
2.900%, 3/15/27	30,000	27,780
3.650%, 9/1/27	50,000	47,304
5.000%, 1/11/28(x)	55,000	55,276
2.500%, 7/15/31	100,000	83,468
EPR Properties (REIT)
4.500%, 4/1/25	500,000	480,356
3.600%, 11/15/31	700,000	523,919
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	90,247
1.800%, 7/15/27	20,000	17,325
3.200%, 11/18/29	25,000	22,130
2.500%, 5/15/31	700,000	572,538
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	23,606
Public Storage (REIT)
0.875%, 2/15/26	25,000	22,448
3.094%, 9/15/27	300,000	282,495
3.385%, 5/1/29	15,000	13,932

		3,528,866

Total Real Estate		10,823,743

Utilities (2.8%)
Electric Utilities (2.3%)
AEP Texas, Inc.
3.950%, 6/1/28	125,000	119,869
3.450%, 5/15/51	174,000	125,287
AEP Transmission Co. LLC
3.800%, 6/15/49	157,000	128,731
3.150%, 9/15/49	219,000	158,990
5.400%, 3/15/53	62,000	64,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Alabama Power Co.
3.450%, 10/1/49	$94,000	$70,309
Series 20-A
1.450%, 9/15/30	50,000	39,975
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	23,375
2.300%, 3/1/30	25,000	21,047
American Transmission Systems, Inc.
2.650%, 1/15/32(x)§	122,000	102,847
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	591,762
Avangrid, Inc.
3.150%, 12/1/24	25,000	24,211
3.800%, 6/1/29(x)	700,000	657,041
Baltimore Gas & Electric Co.
3.750%, 8/15/47	202,000	160,228
2.900%, 6/15/50	108,000	73,663
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	65,000	66,264
3.950%, 3/1/48	73,000	61,359
Series AE
2.350%, 4/1/31	331,000	281,903
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49	53,000	38,385
Series 133
3.850%, 3/15/52	117,000	95,208
DTE Electric Co.
3.950%, 3/1/49	264,000	221,744
Series A
1.900%, 4/1/28	65,000	57,283
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	21,762
2.550%, 4/15/31	50,000	42,793
3.875%, 3/15/46	123,000	100,364
3.450%, 4/15/51	115,000	86,220
5.350%, 1/15/53	127,000	131,080
Duke Energy Corp.
2.650%, 9/1/26	75,000	69,990
3.150%, 8/15/27	23,000	21,618
4.300%, 3/15/28	132,000	129,303
3.400%, 6/15/29	30,000	27,576
2.550%, 6/15/31	25,000	20,849
Duke Energy Florida LLC
2.500%, 12/1/29	586,000	515,531
1.750%, 6/15/30	70,000	57,330
Duke Energy Ohio, Inc.
5.650%, 4/1/53	30,000	31,241
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	48,461
3.450%, 3/15/29	292,000	271,550
5.250%, 3/15/33	15,000	15,502
4.200%, 8/15/45	139,000	118,304
Edison International
3.550%, 11/15/24	400,000	389,243
4.950%, 4/15/25	137,000	136,169
6.950%, 11/15/29	705,000	759,124
Emera US Finance LP
3.550%, 6/15/26	50,000	47,614
Enel Finance International NV
4.625%, 6/15/27§	600,000	587,219
2.250%, 7/12/31§	800,000	622,733
5.000%, 6/15/32§	600,000	562,436
Entergy Corp.
0.900%, 9/15/25(x)	95,000	85,486
Entergy Louisiana LLC
4.200%, 9/1/48	34,000	29,239
4.750%, 9/15/52	123,000	113,725
Entergy Mississippi LLC
2.850%, 6/1/28	161,000	147,019
Evergy Kansas Central, Inc.
5.700%, 3/15/53	60,000	62,582
Evergy, Inc.
2.450%, 9/15/24	35,000	33,595
Eversource Energy
5.450%, 3/1/28	110,000	113,782
Series M
3.300%, 1/15/28	150,000	140,373
Exelon Corp.
3.950%, 6/15/25	75,000	73,322
5.150%, 3/15/28	20,000	20,242
4.050%, 4/15/30	200,000	189,783
5.100%, 6/15/45	52,000	48,628
4.700%, 4/15/50	153,000	137,341
4.100%, 3/15/52	39,000	31,299
5.600%, 3/15/53	41,000	41,800
FirstEnergy Corp.
2.050%, 3/1/25	22,000	20,405
Series B
4.150%, 7/15/27(e)	143,000	136,179
2.250%, 9/1/30	131,000	107,858
FirstEnergy Transmission LLC
4.550%, 4/1/49§	135,000	112,551
Florida Power & Light Co.
5.050%, 4/1/28	300,000	309,618
3.150%, 10/1/49	131,000	97,609
Fortis, Inc.
3.055%, 10/4/26	75,000	70,101
Georgia Power Co.
4.700%, 5/15/32	50,000	49,349
Idaho Power Co.
5.500%, 3/15/53	70,000	72,299
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	24,023
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	552,928
ITC Holdings Corp.
3.350%, 11/15/27	25,000	23,507
Kentucky Utilities Co.
Series KENT
5.450%, 4/15/33	35,000	36,174
Louisville Gas and Electric Co.
Series LOU
5.450%, 4/15/33	40,000	41,384
Metropolitan Edison Co.
5.200%, 4/1/28§	255,000	257,235
MidAmerican Energy Co.
3.650%, 4/15/29	242,000	231,016
2.700%, 8/1/52	57,000	38,293
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	50,000	49,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
6.051%, 3/1/25	$20,000	$20,316
3.550%, 5/1/27	25,000	23,830
4.625%, 7/15/27	100,000	99,348
2.750%, 11/1/29	600,000	528,902
Northern States Power Co.
2.600%, 6/1/51	112,000	73,310
3.200%, 4/1/52	37,000	27,016
NRG Energy, Inc.
2.450%, 12/2/27§	111,000	94,294
NSTAR Electric Co.
3.950%, 4/1/30	23,000	22,224
Ohio Power Co.
Series Q
1.625%, 1/15/31	76,000	60,278
Series R
2.900%, 10/1/51	72,000	48,617
Oklahoma Gas & Electric Co.
3.250%, 4/1/30(x)	200,000	180,684
5.600%, 4/1/53	40,000	40,937
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25(x)	35,000	31,578
3.700%, 11/15/28	25,000	24,151
4.550%, 9/15/32	234,000	231,738
3.100%, 9/15/49	102,000	73,666
Pacific Gas and Electric Co.
3.500%, 6/15/25	600,000	571,239
3.450%, 7/1/25	500,000	477,131
3.150%, 1/1/26	500,000	465,603
2.950%, 3/1/26	500,000	463,772
3.250%, 6/1/31	900,000	762,003
3.950%, 12/1/47	101,000	71,577
3.500%, 8/1/50	68,000	44,717
6.700%, 4/1/53	20,000	20,506
PacifiCorp
4.150%, 2/15/50	70,000	59,727
PECO Energy Co.
3.050%, 3/15/51	141,000	94,457
Pennsylvania Electric Co.
5.150%, 3/30/26§	35,000	35,094
3.250%, 3/15/28§	500,000	455,730
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	47,239
Public Service Co. of New Hampshire
5.150%, 1/15/53	69,000	69,668
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,634
3.650%, 9/1/28	34,000	32,487
3.200%, 5/15/29	100,000	91,366
3.200%, 8/1/49	160,000	114,821
2.050%, 8/1/50	32,000	18,695
Southern California Edison Co.
5.300%, 3/1/28	600,000	612,461
2.850%, 8/1/29(x)	40,000	35,750
2.250%, 6/1/30	305,000	257,544
5.950%, 11/1/32	134,000	144,670
Series G
2.500%, 6/1/31	50,000	42,347
Southern Co. (The)
3.250%, 7/1/26	100,000	95,085
5.113%, 8/1/27(e)	100,000	99,935
Series 2021
(United States SOFR Compounded Index + 0.37%), 5.230%, 5/10/23(k)	700,000	698,992
Series A
3.700%, 4/30/30	600,000	558,474
Southwestern Electric Power Co.
5.300%, 4/1/33	80,000	79,988
Series N
1.650%, 3/15/26	100,000	91,188
Southwestern Public Service Co.
Series 8
3.150%, 5/1/50	83,000	59,418
Tampa Electric Co.
4.450%, 6/15/49	26,000	21,402
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	355,201
Union Electric Co.
2.950%, 3/15/30	250,000	223,659
5.450%, 3/15/53	75,000	77,538
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	82,855
4.000%, 1/15/43	95,000	79,366
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	70,300
4.950%, 4/1/33	45,000	44,949
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	95,290

		20,847,573

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	32,024
4.125%, 3/15/49	38,000	32,521
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	50,000	51,138
National Fuel Gas Co.
3.950%, 9/15/27	50,000	46,944
2.950%, 3/1/31	800,000	642,932
ONE Gas, Inc.
2.000%, 5/15/30	36,000	30,242
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	36,000	29,971
Promigas SA ESP
3.750%, 10/16/29§	200,000	157,912
Southern California Gas Co.
2.950%, 4/15/27	700,000	653,719
Series XX
2.550%, 2/1/30	200,000	173,981
Southwest Gas Corp.
5.450%, 3/23/28	100,000	100,582

		1,951,966

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.600%, 3/1/28	330,000	338,129

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.250%, 3/15/50	93,000	69,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Black Hills Corp.
1.037%, 8/23/24		$55,000	$51,085
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	23,974
1.450%, 6/1/26		30,000	27,130
Consolidated Edison Co. of New York, Inc.
6.150%, 11/15/52		120,000	134,523
Series B
3.125%, 11/15/27		25,000	23,375
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,316
4.625%, 5/15/33		40,000	39,744
3.750%, 2/15/50		223,000	180,450
4.200%, 9/1/52		157,000	136,535
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	47,000
Series A
1.450%, 4/15/26		40,000	36,076
Series C
2.250%, 8/15/31		45,000	36,901
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	19,313
Series F
1.050%, 6/1/25		35,000	32,185
NiSource, Inc.
0.950%, 8/15/25		60,000	54,722
5.250%, 3/30/28		35,000	35,516
San Diego Gas & Electric Co.
5.350%, 4/1/53		90,000	91,805
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	520,372
2.200%, 12/15/28		100,000	86,951

			1,697,180

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	84,022
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	172,111

			256,133

Total Utilities			25,090,981

Total Corporate Bonds			196,800,198

Foreign Government Securities (1.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	291,621
Canada Government Bond
1.625%, 1/22/25		$100,000	95,615
2.875%, 4/28/25		90,000	87,839
Export Development Canada
3.875%, 2/14/28		150,000	150,569
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	178,750
Italian Republic Government Bond
2.375%, 10/17/24		200,000	191,425
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	183,793
2.375%, 4/20/26		200,000	188,973
2.250%, 11/4/26		50,000	46,507
3.500%, 10/31/28		200,000	192,642
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	564,624
Mex Bonos Desarr Fix Rt
5.000%, 3/6/25	MXN	1,900,000	95,639
5.750%, 3/5/26		1,359,900	68,099
7.500%, 6/3/27		1,500,000	78,964
Series M 20
8.500%, 5/31/29		1,620,000	88,428
Series M 30
8.500%, 11/18/38		1,700,000	90,112
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	112,700
5.100%, 6/18/50		77,594	77,827
Province of Alberta
1.300%, 7/22/30		250,000	207,514
Province of British Columbia
1.750%, 9/27/24		15,000	14,420
0.900%, 7/20/26		250,000	226,419
Province of Ontario
3.200%, 5/16/24		162,000	159,557
3.100%, 5/19/27		250,000	241,810
1.800%, 10/14/31		100,000	84,313
Province of Quebec
1.500%, 2/11/25		300,000	284,993
2.500%, 4/20/26		50,000	47,791
2.750%, 4/12/27		50,000	47,756
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 72.962%, 4/12/25(k)(m)(r)	ARS	310,000	791
Republic of Chile
3.125%, 1/21/26		$100,000	96,831
Republic of Indonesia
6.375%, 8/15/28	IDR	557,000,000	37,121
9.000%, 3/15/29		264,000,000	19,761
8.250%, 5/15/29		403,000,000	29,180
2.850%, 2/14/30		$200,000	180,537
3.050%, 3/12/51		200,000	147,022
Republic of Korea
1.750%, 10/15/31		200,000	169,196
Republic of Panama
3.298%, 1/19/33		200,000	167,037
4.500%, 4/1/56		200,000	148,600
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	556,185
4.125%, 8/25/27		$122,000	119,545
2.783%, 1/23/31		70,000	59,753
3.550%, 3/10/51		117,000	85,505
Republic of Philippines
2.457%, 5/5/30		200,000	172,772
3.200%, 7/6/46		200,000	148,272
Republic of Poland
5.500%, 11/16/27		25,000	26,024
4.875%, 10/4/33		98,000	97,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	$583,502
Romania Government Bond
2.125%, 3/7/28(m)		23,000	21,175
2.000%, 4/14/33(m)		800,000	593,222
Russian Federation
6.100%, 7/18/35	RUB	6,631,000	4,270
State of Israel Government Bond
2.875%, 3/16/26		$200,000	189,037
State of Qatar
5.103%, 4/23/48§		500,000	507,500
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	183,103
Titulos de Tesoreria
5.750%, 11/3/27	COP	272,000,000	46,999
7.250%, 10/18/34		148,000,000	22,495
Series B
7.000%, 3/26/31		85,000,000	13,843
United Mexican States
3.750%, 1/11/28		$200,000	192,100
3.250%, 4/16/30(x)		200,000	179,037
4.500%, 1/31/50		400,000	322,575

Total Foreign Government Securities			9,219,272

Mortgage-Backed Securities (23.4%)
FHLMC
3.000%, 9/1/27		6,628	6,406
3.000%, 7/1/28		3,781	3,652
2.500%, 1/1/29		12,260	11,764
3.000%, 1/1/30		10,997	10,612
2.500%, 3/1/30		10,574	10,101
2.500%, 5/1/30		27,744	26,436
3.000%, 5/1/30		21,965	21,189
3.000%, 6/1/30		42,420	40,854
2.500%, 7/1/30		9,899	9,432
3.000%, 7/1/30		22,984	22,140
2.500%, 8/1/30		32,049	30,543
3.000%, 8/1/30		7,175	6,910
2.500%, 9/1/30		40,730	38,803
2.500%, 4/1/31		38,467	36,563
3.500%, 4/1/31		1,216	1,188
4.375%, 11/1/31(l)		727	736
3.000%, 10/1/32		2,774	2,657
3.000%, 11/1/32		4,039	3,869
3.000%, 12/1/32		2,827	2,703
5.500%, 2/1/35		4,475	4,642
4.500%, 2/1/39		9,125	9,174
4.500%, 12/1/39		3,891	3,919
4.000%, 8/1/40		3,802	3,728
4.000%, 9/1/40		9,984	9,792
4.000%, 4/1/41		206	202
4.500%, 5/1/41		18,518	18,676
5.500%, 6/1/41		17,012	17,846
5.000%, 11/1/41		37,152	38,235
3.500%, 4/1/42		34,222	32,774
3.500%, 8/1/42		27,159	25,997
3.500%, 10/1/42		1,730	1,659
3.000%, 3/1/43		22,968	21,202
3.500%, 6/1/43		14,790	14,096
3.500%, 7/1/43		5,923	5,657
4.500%, 9/1/43		29,129	29,334
4.500%, 11/1/43		4,986	5,021
4.500%, 12/1/43		23,665	23,839
3.500%, 1/1/44		8,921	8,520
4.000%, 4/1/44		18,451	18,091
3.500%, 6/1/44		6,163	5,899
4.000%, 7/1/44		4,478	4,389
3.000%, 1/1/45		1,118,646	1,029,492
3.000%, 7/1/45		597,681	549,113
3.500%, 9/1/45		3,185	3,042
4.000%, 9/1/45		25,114	24,726
4.000%, 12/1/45		8,823	8,675
3.000%, 12/1/46		140,975	129,781
3.500%, 3/1/47		35,808	34,111
4.500%, 4/1/47		57,645	58,015
4.500%, 5/1/47		21,013	21,082
4.500%, 7/1/47		74,200	74,382
3.500%, 10/1/47		44,490	42,493
3.500%, 12/1/47		39,821	38,020
3.500%, 1/1/48		14,085	13,411
4.500%, 7/1/48		178,193	178,780
4.500%, 8/1/48		311,980	312,890
5.000%, 11/1/48		8,177	8,287
4.500%, 4/1/49		33,179	33,163
3.000%, 4/1/50		1,241,729	1,103,495
FHLMC UMBS
3.500%, 1/1/34		41,178	40,059
3.500%, 5/1/35		154,688	150,486
2.000%, 9/1/35		64,253	58,248
2.000%, 1/1/36		139,720	127,143
2.000%, 2/1/36		109,148	99,050
2.000%, 3/1/36		25,674	23,298
1.500%, 4/1/36		284,699	251,480
1.500%, 5/1/36		54,758	48,369
2.000%, 5/1/36		153,497	139,584
2.000%, 3/1/37		353,982	320,923
2.000%, 4/1/37		47,493	43,025
3.000%, 9/1/37		5,051	4,770
3.000%, 6/1/38		98,931	93,760
2.500%, 3/1/41		2,265,252	2,009,772
2.000%, 3/1/42		65,746	56,019
4.000%, 1/1/45		280,011	274,198
4.000%, 9/1/45		291,729	285,567
3.500%, 3/1/46		117,615	112,398
3.500%, 9/1/46		38,627	36,492
4.000%, 7/1/47		56,828	55,377
3.500%, 1/1/48		24,909	23,423
4.000%, 4/1/48		203,868	200,279
4.000%, 6/1/48		5,595	5,454
4.000%, 8/1/48		51,599	50,507
4.500%, 1/1/49		54,039	53,569
4.000%, 5/1/49		5,961	5,792
3.500%, 1/1/50		28,568	26,903
4.000%, 3/1/50		87,146	84,574
3.500%, 6/1/50		74,253	69,811
4.000%, 6/1/50		94,733	91,759
2.500%, 7/1/50		47,158	41,118
3.000%, 7/1/50		18,882	17,279
4.000%, 7/1/50		96,921	94,021
1.500%, 8/1/50		78,878	62,049
2.000%, 8/1/50		25,973	21,676
2.500%, 8/1/50		4,172,325	3,641,784
3.000%, 8/1/50		1,139,072	1,035,799
3.000%, 9/1/50		345,241	316,436
1.500%, 10/1/50		196,888	154,573
2.000%, 11/1/50		47,982	40,119
2.500%, 2/1/51		356,860	312,932
2.000%, 3/1/51		486,180	402,551
2.000%, 4/1/51		180,603	151,569
2.000%, 5/1/51		86,038	71,884
2.500%, 5/1/51		1,023,413	892,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 6/1/51	$1,702,153	$1,532,344
2.000%, 7/1/51	331,671	278,144
3.000%, 7/1/51	109,213	98,522
2.000%, 9/1/51	115,409	95,978
2.000%, 10/1/51	362,020	299,296
3.000%, 10/1/51	109,174	98,683
2.500%, 11/1/51	891,980	776,365
2.000%, 12/1/51	577,949	479,331
2.500%, 12/1/51	435,733	378,352
2.000%, 1/1/52	1,277,334	1,065,720
2.500%, 1/1/52	2,803,847	2,432,719
2.000%, 2/1/52	33,591	27,760
3.000%, 2/1/52	80,616	73,374
3.000%, 3/1/52	1,369,587	1,238,198
2.500%, 4/1/52	247,010	214,404
4.000%, 6/1/52	34,242	33,186
4.500%, 7/1/52	101,373	99,400
3.000%, 8/1/52	98,191	88,649
4.000%, 8/1/52	773,675	739,532
4.500%, 8/1/52	27,183	26,613
6.000%, 10/1/52	39,757	40,743
4.000%, 11/1/52	4,903,885	4,690,537
5.000%, 11/1/52	48,149	48,099
5.000%, 12/1/52	214,272	214,114
5.000%, 1/1/53	62,216	62,165
5.500%, 1/1/53	100,330	101,489
6.000%, 1/1/53	124,234	129,116
5.000%, 2/1/53	27,314	27,293
6.000%, 2/1/53	288,044	298,145
5.500%, 3/1/53	117,000	118,637
6.000%, 3/1/53	177,169	184,402
FNMA
3.905%, 1/1/28(l)	1,907	1,905
2.740%, 7/1/29	4,000,000	3,660,901
1.895%, 5/1/30	2,500,000	2,162,445
2.630%, 4/1/32	2,519,000	2,196,890
3.300%, 7/1/32	4,934,970	4,573,575
3.127%, 3/1/33(l)	4,286	4,117
2.080%, 10/1/33	2,500,000	1,959,292
3.905%, 1/1/36(l)	22,505	22,821
3.440%, 1/1/37	2,045,057	1,875,988
6.000%, 7/1/39	7,307	7,624
4.094%, 12/1/40(l)	1,030	1,034
4.000%, 1/1/41	4,424	4,311
4.333%, 5/1/44(l)	763,661	780,544
3.500%, 12/1/44	279,590	260,899
3.500%, 2/1/45	461,357	430,515
3.000%, 4/1/45	324,818	295,053
3.000%, 5/1/45	617,040	560,497
FNMA UMBS
2.500%, 9/1/27	8,878	8,538
2.500%, 4/1/28	2,882	2,765
2.500%, 8/1/28	8,546	8,183
3.500%, 3/1/29	9,568	9,372
3.000%, 4/1/29	14,340	13,849
3.000%, 5/1/29	17,602	17,022
3.000%, 6/1/29	16,366	15,807
3.000%, 9/1/29	15,132	14,615
3.000%, 10/1/29	10,075	9,743
3.000%, 1/1/30	77,379	74,733
2.500%, 2/1/30	4,124	3,941
3.000%, 3/1/30	16,461	15,887
2.500%, 4/1/30	8,329	7,929
3.000%, 4/1/30	13,349	12,867
2.500%, 5/1/30	4,586	4,366
3.000%, 5/1/30	7,440	7,182
2.500%, 7/1/30	15,550	14,801
3.000%, 7/1/30	31,069	29,898
2.500%, 8/1/30	46,222	44,049
3.000%, 8/1/30	70,050	67,402
3.500%, 8/1/30	11,123	10,878
2.500%, 9/1/30	24,487	23,308
3.000%, 9/1/30	32,172	30,982
2.500%, 11/1/30	47,475	45,082
2.500%, 3/1/31	4,808	4,614
3.000%, 3/1/31	4,348	4,179
2.500%, 6/1/31	15,239	14,450
2.500%, 7/1/31	10,873	10,310
2.500%, 8/1/31	1,287	1,218
3.000%, 8/1/31	76,939	73,996
4.000%, 8/1/31	3,844	3,810
3.000%, 9/1/31	11,241	10,804
2.000%, 10/1/31	4,204	3,882
2.500%, 10/1/31	83,603	79,129
2.000%, 11/1/31	55,479	51,230
2.500%, 11/1/31	37,039	35,059
2.000%, 12/1/31	5,811	5,366
2.500%, 2/1/32	2,481	2,346
2.000%, 3/1/32	39,787	36,740
2.500%, 3/1/32	10,334	9,770
3.500%, 4/1/32	110,095	107,456
3.500%, 5/1/32	77,858	75,992
3.000%, 6/1/32	21,259	20,393
2.500%, 8/1/32	59,978	56,638
3.000%, 9/1/32	18,911	18,206
2.500%, 2/1/33	100,005	94,952
4.000%, 10/1/33	20,573	20,352
6.000%, 2/1/34	12,350	12,860
5.500%, 5/1/34	54,224	56,080
6.000%, 8/1/34	6,668	6,954
3.000%, 9/1/34	876,074	833,301
3.500%, 12/1/34	646,326	627,760
5.000%, 2/1/35	59,085	60,093
5.500%, 2/1/35	37,725	39,028
6.000%, 4/1/35	108,800	113,175
3.000%, 8/1/35	65,361	62,187
5.000%, 9/1/35	3,640	3,692
2.500%, 10/1/35	130,754	122,033
2.500%, 12/1/35	431,685	401,801
3.000%, 12/1/35	56,517	53,752
5.500%, 12/1/35	18,117	18,801
4.000%, 1/1/36	25,553	25,018
2.000%, 2/1/36	30,540	27,676
1.500%, 3/1/36	31,720	28,019
2.000%, 3/1/36	61,996	56,163
2.000%, 4/1/36	54,520	49,579
1.500%, 5/1/36	49,674	43,878
2.000%, 5/1/36	359,729	327,123
3.000%, 5/1/36	32,341	30,775
1.500%, 6/1/36	179,129	158,227
2.000%, 7/1/36	59,926	54,307
3.000%, 10/1/36	2,087	1,975
2.000%, 11/1/36	26,795	24,308
3.000%, 11/1/36	23,960	22,671
1.500%, 12/1/36	112,225	99,025
3.000%, 12/1/36	38,491	36,419
2.000%, 1/1/37	26,489	24,030
1.500%, 2/1/37	52,311	46,191
2.000%, 2/1/37	180,270	163,406
2.000%, 3/1/37	120,516	109,037
2.000%, 4/1/37	80,416	72,850
6.000%, 2/1/38	4,342	4,586
6.000%, 3/1/38	1,868	1,970
6.000%, 5/1/38	5,332	5,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 10/1/38	$1,443	$1,518
6.000%, 12/1/38	2,472	2,607
5.500%, 1/1/39	9,475	9,907
4.500%, 7/1/39	130,032	130,900
5.500%, 9/1/39	22,042	23,141
5.500%, 12/1/39	13,943	14,640
5.500%, 3/1/40	1,486	1,556
6.500%, 5/1/40	42,353	45,585
4.500%, 7/1/40	11,176	11,250
4.000%, 9/1/40	17,316	16,964
2.000%, 12/1/40	89,000	76,584
4.000%, 12/1/40	263,355	257,900
5.500%, 4/1/41	2,793	2,938
4.500%, 5/1/41	977	984
4.500%, 7/1/41	1,813	1,826
5.000%, 7/1/41	53,391	54,902
5.000%, 8/1/41	1,959	2,013
4.500%, 9/1/41	9,854	9,926
4.500%, 10/1/41	3,591	3,618
1.500%, 11/1/41	1,477,670	1,213,653
1.500%, 12/1/41	750,434	616,353
3.500%, 1/1/42	16,120	15,428
4.000%, 1/1/42	32,605	31,923
2.000%, 2/1/42	456,918	389,318
2.000%, 3/1/42	517,412	440,861
2.000%, 4/1/42	59,652	50,827
3.500%, 4/1/42	7,353	7,032
3.500%, 5/1/42	645	617
4.000%, 5/1/42	35,540	34,793
3.500%, 6/1/42	1,776	1,699
3.500%, 7/1/42	2,201	2,103
2.000%, 8/1/42	218,000	185,747
4.500%, 8/1/42	8,219	8,271
4.500%, 9/1/42	12,752	12,828
3.000%, 3/1/43	113,325	105,068
3.000%, 4/1/43	64,337	59,326
3.000%, 5/1/43	55,876	51,666
3.000%, 6/1/43	27,889	25,909
4.500%, 9/1/43	18,070	18,178
4.500%, 11/1/43	84,541	85,496
4.500%, 12/1/43	13,435	13,516
5.000%, 12/1/43	95,569	98,232
4.500%, 1/1/44	16,843	16,944
4.500%, 6/1/44	116,156	116,813
3.000%, 10/1/44	973,521	897,697
3.500%, 2/1/45	161,228	154,004
4.500%, 7/1/45	34,138	34,310
4.500%, 11/1/45	55,077	55,359
4.500%, 12/1/45	26,052	26,199
3.000%, 6/1/46	11,804	10,892
4.500%, 7/1/46	110,328	111,574
3.000%, 8/1/46	1,678	1,548
3.000%, 9/1/46	27,271	25,107
3.000%, 11/1/46	2,422	2,227
3.500%, 11/1/46	7,247	6,866
4.000%, 11/1/46	17,491	17,034
3.000%, 12/1/46	1,148,368	1,050,387
2.500%, 2/1/47	890,043	782,987
3.000%, 2/1/47	50,305	46,245
4.000%, 3/1/47	945,337	909,261
3.000%, 4/1/47	1,161,567	1,062,022
3.500%, 5/1/47	33,711	31,995
4.000%, 6/1/47	56,515	54,895
4.000%, 8/1/47	28,073	27,348
4.000%, 9/1/47	2,088	2,029
4.000%, 10/1/47	25,228	24,474
4.500%, 10/1/47	7,334	7,350
3.500%, 11/1/47	41,058	38,622
4.500%, 11/1/47	67,578	67,538
3.500%, 12/1/47	41,284	38,834
3.500%, 1/1/48	67,619	63,919
4.000%, 1/1/48	24,981	24,226
4.500%, 1/1/48	64,258	64,221
3.500%, 2/1/48	19,003	17,870
3.500%, 3/1/48	140,684	132,290
3.500%, 4/1/48	7,571	7,209
4.000%, 4/1/48	3,763	3,649
4.500%, 4/1/48	25,393	25,600
4.000%, 5/1/48	4,260	4,131
4.500%, 5/1/48	448,729	449,946
3.500%, 6/1/48	683,332	642,349
4.000%, 6/1/48	3,097	3,002
4.000%, 7/1/48	3,115	3,020
4.500%, 7/1/48	473,622	470,555
4.000%, 8/1/48	40,496	39,423
4.500%, 8/1/48	51,308	51,423
5.000%, 8/1/48	4,027	4,077
4.000%, 9/1/48	20,080	19,467
5.000%, 9/1/48	14,153	14,317
4.000%, 10/1/48	9,191	8,908
4.500%, 11/1/48	41,976	41,912
4.000%, 1/1/49	85,113	82,939
4.500%, 2/1/49	154,025	154,176
4.500%, 5/1/49	316,881	319,096
5.000%, 5/1/49	39,744	40,162
3.500%, 6/1/49	898,743	845,403
4.000%, 9/1/49	82,127	79,567
4.500%, 9/1/49	12,189	12,073
4.000%, 3/1/50	37,124	35,831
4.000%, 5/1/50	34,428	33,336
4.000%, 6/1/50	78,717	75,901
2.500%, 7/1/50	985,520	860,946
2.000%, 8/1/50	3,483,951	2,894,469
2.500%, 8/1/50	658,106	574,218
3.000%, 8/1/50	202,203	183,437
2.000%, 9/1/50	147,498	122,357
2.500%, 9/1/50	77,355	67,881
4.000%, 9/1/50	115,967	112,470
1.500%, 10/1/50	206,003	161,728
2.000%, 10/1/50	200,219	166,092
2.500%, 10/1/50	1,461,209	1,274,036
1.500%, 11/1/50	178,597	140,213
2.000%, 11/1/50	28,653	23,769
2.500%, 11/1/50	182,414	159,846
2.000%, 12/1/50	167,652	139,938
2.000%, 1/1/51	1,789,575	1,484,543
2.500%, 1/1/51	47,240	41,130
3.500%, 1/1/51	1,725,436	1,616,831
4.000%, 1/1/51	267,394	259,368
2.000%, 2/1/51	245,615	203,750
1.500%, 3/1/51	238,693	187,392
2.000%, 3/1/51	128,853	107,501
2.500%, 3/1/51	350,745	306,460
4.000%, 3/1/51	122,282	118,405
2.000%, 4/1/51	271,018	226,795
4.000%, 5/1/51	694,045	672,851
3.000%, 6/1/51	2,218,602	1,997,271
2.000%, 8/1/51	1,363,389	1,127,712
2.500%, 9/1/51	2,384,428	2,069,456
3.500%, 9/1/51	1,758,158	1,640,762
4.000%, 10/1/51	461,795	446,430
2.000%, 11/1/51	1,553,373	1,289,216
2.500%, 11/1/51	87,862	76,649
3.000%, 11/1/51	246,942	222,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 12/1/51	$563,547	$468,566
2.500%, 12/1/51	1,142,560	984,600
3.000%, 12/1/51	110,818	100,135
3.500%, 12/1/51	4,215,562	3,972,284
2.000%, 1/1/52	540,368	450,854
2.500%, 1/1/52	1,891,586	1,644,691
2.000%, 2/1/52	1,064,628	883,881
2.500%, 2/1/52	490,711	426,969
2.000%, 3/1/52	764,002	635,335
3.000%, 3/1/52	224,457	201,933
3.000%, 4/1/52	54,971	49,697
4.000%, 4/1/52	47,351	45,709
3.000%, 5/1/52	85,842	77,393
4.000%, 5/1/52	285,639	276,827
4.500%, 7/1/52	14,811	14,514
4.500%, 8/1/52	6,089,495	5,975,118
4.500%, 9/1/52	1,157,857	1,133,568
5.000%, 1/1/53	196,014	195,776
5.500%, 1/1/53	152,034	153,943
6.000%, 1/1/53	39,635	41,180
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/38 TBA	30,865	27,130
2.000%, 4/25/38 TBA	347,688	313,788
2.500%, 4/25/38 TBA	299,600	277,692
3.000%, 4/25/38 TBA	87,000	82,439
4.000%, 4/25/38 TBA	81,000	79,728
4.500%, 4/25/38 TBA	56,000	55,821
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/53 TBA	331,008	273,418
2.500%, 4/25/53 TBA	976,200	841,286
3.000%, 4/25/53 TBA	280,069	251,055
3.500%, 4/25/53 TBA	742,000	688,901
5.000%, 4/25/53 TBA	9,661,616	9,631,423
5.500%, 4/25/53 TBA	299,000	301,990
6.000%, 4/25/53 TBA	372,500	380,183
3.000%, 5/25/53 TBA	39,500,000	35,437,362
3.500%, 5/25/53 TBA	15,894,418	14,766,286
4.000%, 5/25/53 TBA	11,600,000	11,091,594
4.500%, 5/25/53 TBA	5,200,000	5,092,953
5.500%, 5/25/53 TBA	4,700,000	4,745,348
GNMA
2.625%, 7/20/27(l)	230	225
5.500%, 4/15/33	440	452
5.000%, 12/15/38	2,868	2,912
4.000%, 4/20/39	1,149	1,134
5.000%, 7/15/39	11,414	11,609
4.000%, 7/20/39	2,713	2,677
5.000%, 10/20/39	2,859	2,931
4.500%, 12/20/39	1,119	1,126
4.500%, 1/20/40	1,365	1,375
4.500%, 2/20/40	1,118	1,125
4.500%, 5/20/40	93	94
4.000%, 10/20/40	14,353	14,163
4.000%, 11/20/40	44,010	43,426
5.000%, 12/15/40	10,613	10,812
4.000%, 12/20/40	17,545	17,313
4.000%, 1/20/41	15,140	14,940
4.000%, 3/15/41	11,163	10,935
4.500%, 7/20/41	6,506	6,558
3.500%, 1/15/42	9,175	8,779
4.500%, 2/15/42	80,053	80,209
5.000%, 7/20/42	7,621	7,808
3.500%, 4/15/43	12,626	12,006
3.500%, 4/20/43	30,464	29,240
3.500%, 2/20/44	97,210	93,097
5.000%, 7/20/44	1,108	1,139
4.000%, 10/20/44	474	466
3.500%, 1/20/45	198,961	186,564
3.000%, 2/15/45	22,476	20,867
3.500%, 5/20/45	19,348	18,475
3.000%, 7/15/45	168,317	156,162
4.000%, 8/20/45	259,255	254,734
3.500%, 4/20/46	379,736	362,008
3.500%, 5/20/46	18,144	17,297
3.500%, 6/20/46	223,080	212,596
3.500%, 7/20/46	77,562	73,917
3.500%, 9/20/46	266,457	253,768
3.500%, 10/20/46	38,717	36,745
4.000%, 5/20/47	3,860	3,772
4.000%, 6/20/47	37,037	36,194
4.000%, 11/20/47	42,629	41,593
4.000%, 12/20/47	20,660	20,158
4.500%, 9/20/48	17,632	17,551
5.000%, 1/20/49	3,871	3,923
5.000%, 2/20/49	172,522	174,847
4.500%, 3/20/49	75,232	74,909
5.000%, 6/20/49	157,345	159,551
5.000%, 7/20/49	45,234	45,851
3.500%, 11/15/49	8,460	7,994
5.000%, 12/20/49	42,071	42,621
3.500%, 2/15/50	121,910	115,087
4.500%, 4/20/50	27,215	26,928
4.000%, 5/20/50	13,832	13,383
2.000%, 8/20/50	550,594	470,092
2.000%, 11/20/50	93,816	80,011
2.000%, 1/20/51	1,180,402	1,005,971
2.000%, 2/20/51	95,716	81,482
2.500%, 3/20/51	1,998,586	1,748,612
2.500%, 4/20/51	2,489,010	2,182,420
3.000%, 6/20/51	608,127	555,547
2.500%, 8/20/51	1,831,442	1,608,669
3.000%, 8/20/51	727,076	663,927
2.500%, 10/20/51	277,888	244,911
2.500%, 12/20/51	664,256	585,118
3.000%, 12/20/51	197,996	180,675
2.500%, 5/20/52	442,319	389,069
2.500%, 6/20/52	347,921	306,036
2.500%, 7/20/52	227,518	200,270
2.500%, 12/20/52	39,138	34,448
2.500%, 1/20/53	127,570	112,281
2.000%, 4/15/53 TBA	1,477,400	1,254,059
2.500%, 4/15/53 TBA	809,714	712,612
3.000%, 4/15/53 TBA	998,769	908,255
3.500%, 4/15/53 TBA	774,000	725,444
4.000%, 4/15/53 TBA	803,500	773,118
4.500%, 4/15/53 TBA	704,000	693,220
5.000%, 4/15/53 TBA	522,000	522,408
5.500%, 4/15/53 TBA	291,000	294,296
6.000%, 4/15/53 TBA	224,000	228,217

Total Mortgage-Backed Securities		212,089,681

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	76,015
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	68,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	$60,000	$66,172
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	92,603
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	45,000	49,320
Los Angeles Community College District
6.600%, 8/1/42	25,000	31,118
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	513,884
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	59,872
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	95,123
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	40,593
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,994
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	508,165
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	77,774
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	97,487
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	168,298
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	269,343
State of Texas
5.517%, 4/1/39	80,000	87,888
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	317,365
University of California
0.883%, 5/15/25	35,000	32,617
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	53,074

Total Municipal Bonds		2,751,016

Supranational (0.7%)
African Development Bank
3.375%, 7/7/25	100,000	98,388
0.875%, 3/23/26	150,000	136,891
Asian Development Bank
0.375%, 6/11/24	90,000	85,710
0.500%, 2/4/26	200,000	181,639
1.000%, 4/14/26	100,000	91,667
2.625%, 1/12/27	50,000	47,853
1.500%, 1/20/27	350,000	321,470
1.875%, 1/24/30	200,000	178,012
3.875%, 9/28/32	160,000	162,119
4.000%, 1/12/33	85,000	86,945
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	92,511
3.375%, 6/29/25	200,000	196,262
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	101,028
Council of Europe Development Bank
0.875%, 9/22/26	50,000	45,099
3.625%, 1/26/28	25,000	24,821
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	181,741
European Investment Bank
2.250%, 6/24/24	200,000	195,028
1.875%, 2/10/25	100,000	95,973
1.625%, 3/14/25(x)	100,000	95,368
0.625%, 7/25/25	250,000	231,423
2.125%, 4/13/26	75,000	71,180
0.750%, 10/26/26	139,000	124,800
1.750%, 3/15/29	53,000	47,507
1.625%, 10/9/29	55,000	48,601
0.750%, 9/23/30	100,000	80,625
Inter-American Development Bank
2.125%, 1/15/25	100,000	96,443
1.750%, 3/14/25	300,000	286,420
0.625%, 7/15/25	500,000	462,862
2.250%, 6/18/29	50,000	45,938
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,364
International Bank for Reconstruction & Development
1.625%, 1/15/25	200,000	191,189
0.625%, 4/22/25	250,000	233,093
0.375%, 7/28/25	100,000	92,017
2.500%, 7/29/25	75,000	72,500
3.125%, 11/20/25	25,000	24,411
1.875%, 10/27/26	150,000	139,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 6/15/27	$200,000	$195,119
0.750%, 11/24/27	95,000	82,901
1.125%, 9/13/28	200,000	174,391
0.750%, 8/26/30	170,000	137,252
1.625%, 11/3/31	238,000	202,163
International Finance Corp.
1.375%, 10/16/24	90,000	86,251
0.750%, 10/8/26	80,000	71,156
0.750%, 8/27/30	100,000	81,130
Nordic Investment Bank
4.375%, 3/14/28	200,000	205,608

Total Supranational		5,953,818

U.S. Government Agency Securities (2.6%)
FFCB
1.040%, 1/25/29	250,000	209,987
1.380%, 1/14/31	250,000	201,350
FHLB
2.875%, 9/13/24	75,000	72,965
5.350%, 2/24/25	1,400,000	1,396,568
5.000%, 2/28/25	350,000	354,656
5.710%, 3/14/25	1,300,000	1,300,207
0.375%, 9/4/25	120,000	109,820
3.250%, 11/16/28	250,000	243,115
FHLMC
5.300%, 2/24/25	1,900,000	1,894,943
5.650%, 3/7/25	2,500,000	2,502,204
5.820%, 3/20/25	1,200,000	1,200,389
5.950%, 3/21/25	1,200,000	1,201,236
5.680%, 4/3/25	1,200,000	1,199,345
5.730%, 4/3/25	1,200,000	1,199,631
0.375%, 9/23/25	230,000	210,772
0.650%, 10/22/25	2,600,000	2,373,761
0.650%, 10/27/25	2,600,000	2,372,857
0.800%, 10/28/26	2,600,000	2,310,356
FNMA
1.750%, 7/2/24	100,000	96,394
2.625%, 9/6/24	332,000	323,902
0.625%, 4/22/25	430,000	400,416
0.500%, 6/17/25	250,000	230,894
0.375%, 8/25/25	240,000	219,715
2.125%, 4/24/26	110,000	104,347
1.875%, 9/24/26	100,000	93,544
0.750%, 10/8/27	500,000	437,595
0.875%, 8/5/30(x)	500,000	406,778
Tennessee Valley Authority
2.875%, 9/15/24	50,000	48,705
0.750%, 5/15/25	335,000	310,681
3.875%, 3/15/28	38,000	37,989

Total U.S. Government Agency Securities		23,065,122

U.S. Treasury Obligations (32.8%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	213,477
6.750%, 8/15/26	100,000	109,216
4.250%, 5/15/39	132,000	142,133
4.500%, 8/15/39	1,323,000	1,466,070
4.375%, 11/15/39	908,000	989,984
4.625%, 2/15/40	626,000	702,887
1.125%, 5/15/40	755,000	501,073
4.375%, 5/15/40	557,400	606,887
1.125%, 8/15/40	755,000	497,647
3.875%, 8/15/40	526,000	538,064
1.375%, 11/15/40	5,995,000	4,118,429
4.250%, 11/15/40	526,000	563,445
1.875%, 2/15/41	2,300,000	1,715,652
4.375%, 5/15/41	3,200,000	3,473,702
3.250%, 5/15/42	2,600,000	2,394,233
3.125%, 2/15/43	780,000	699,455
2.875%, 5/15/43	2,680,000	2,308,551
3.625%, 8/15/43	2,480,000	2,400,091
3.750%, 11/15/43	2,180,000	2,146,436
3.625%, 2/15/44	1,300,000	1,253,412
3.375%, 5/15/44	1,200,000	1,112,953
3.125%, 8/15/44	1,357,500	1,207,446
3.000%, 11/15/44	1,000,000	869,663
2.500%, 2/15/45#	3,083,000	2,451,247
3.000%, 5/15/45	300,000	260,448
2.875%, 8/15/45	1,800,000	1,528,170
2.250%, 8/15/46	600,000	450,919
2.875%, 11/15/46	715,000	606,974
3.000%, 5/15/47	1,671,900	1,449,130
2.750%, 11/15/47#	2,997,000	2,483,472
3.000%, 2/15/48#	4,400,000	3,823,098
3.375%, 11/15/48	2,018,800	1,881,277
3.000%, 2/15/49	700,000	610,228
2.875%, 5/15/49	1,300,000	1,107,494
2.250%, 8/15/49	925,000	692,307
1.375%, 8/15/50	1,102,000	658,310
1.625%, 11/15/50	2,249,500	1,435,411
1.875%, 2/15/51	4,000	2,719
2.375%, 5/15/51	1,673,500	1,278,687
2.250%, 2/15/52	7,000	5,195
2.875%, 5/15/52	116,000	98,762
3.000%, 8/15/52	26,242,400	22,941,972
4.000%, 11/15/52	1,300,000	1,373,757
3.625%, 2/15/53	8,238,000	8,143,481
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/49 TIPS	118,890	105,358
0.250%, 2/15/50 TIPS	116,366	84,175
1.500%, 2/15/53 TIPS	4,529	4,594
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	5,897,982	5,851,225
0.500%, 4/15/24 TIPS	474,480	467,059
0.125%, 10/15/24 TIPS	583,030	569,559
1.625%, 10/15/27 TIPS	4,497,319	4,581,603
0.125%, 7/15/31 TIPS	2,120,818	1,951,701
0.125%, 1/15/32 TIPS	323,775	295,549
0.625%, 7/15/32 TIPS	1,750,439	1,670,992
U.S. Treasury Notes
0.375%, 4/15/24	447,000	427,833
2.000%, 4/30/24	1,475,000	1,434,328
2.500%, 4/30/24	114,000	111,429
0.250%, 5/15/24	1,250,000	1,192,115
2.500%, 5/15/24	1,387,000	1,356,629
2.000%, 5/31/24	2,200,000	2,138,065
2.500%, 5/31/24	500,000	488,487
0.250%, 6/15/24	175,000	166,378
1.750%, 6/30/24	508,000	491,560
2.000%, 6/30/24	550,000	533,597
3.000%, 6/30/24	1,064,000	1,044,437
0.375%, 7/15/24	1,750,000	1,661,777
1.750%, 7/31/24	1,019,000	983,940
2.125%, 7/31/24	5,310,000	5,152,710
2.375%, 8/15/24	2,200,000	2,141,180
1.250%, 8/31/24	1,500,000	1,436,072
1.875%, 8/31/24	1,800,000	1,738,542
3.250%, 8/31/24	1,897,000	1,867,307
1.500%, 9/30/24	1,500,000	1,438,749
2.125%, 9/30/24	650,000	629,310
1.500%, 10/31/24	8,801,000	8,428,161
2.250%, 10/31/24	1,800,000	1,743,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 11/15/24	$1,000,000	$944,717
1.500%, 11/30/24	16,000	15,298
2.125%, 11/30/24	300,000	289,794
4.500%, 11/30/24	122,000	122,418
1.750%, 12/31/24	8,230,000	7,891,723
2.250%, 12/31/24	850,000	821,918
4.250%, 12/31/24	600,000	600,189
1.375%, 1/31/25	352,000	334,834
4.125%, 1/31/25(x)	1,903,000	1,901,586
2.000%, 2/15/25	962,000	924,434
4.625%, 2/28/25(x)	161,000	162,464
1.750%, 3/15/25	75,000	71,686
0.500%, 3/31/25	464,000	432,572
2.625%, 4/15/25	1,114,900	1,082,758
0.375%, 4/30/25	4,491,000	4,163,434
2.125%, 5/15/25	1,653,000	1,588,201
2.750%, 5/15/25	1,192,300	1,160,165
3.000%, 7/15/25	87,000	85,066
2.000%, 8/15/25	1,000,000	956,313
3.125%, 8/15/25	181,000	177,472
0.250%, 8/31/25	1,200,000	1,098,456
3.500%, 9/15/25	24,000	23,750
2.250%, 11/15/25	3,400,000	3,260,792
0.375%, 11/30/25	1,160,000	1,057,317
4.000%, 12/15/25	1,575,000	1,579,796
0.375%, 12/31/25	2,043,000	1,860,696
3.875%, 1/15/26	1,025,000	1,024,366
0.375%, 1/31/26	3,100,000	2,812,204
1.625%, 2/15/26	3,375,000	3,171,583
4.000%, 2/15/26	1,580,000	1,585,183
0.500%, 2/28/26	3,000,000	2,724,312
4.625%, 3/15/26	70,000	71,539
0.750%, 4/30/26	6,555,000	5,970,572
2.375%, 4/30/26(x)	650,000	623,015
1.625%, 5/15/26	6,950,000	6,501,304
0.750%, 5/31/26	3,468,000	3,151,486
0.875%, 6/30/26	2,000,000	1,821,982
0.625%, 7/31/26	1,950,000	1,757,421
1.500%, 8/15/26	10,603,000	9,832,899
0.875%, 9/30/26	2,000,000	1,809,877
2.000%, 11/15/26	3,118,000	2,929,939
1.250%, 11/30/26	893,200	816,418
1.500%, 1/31/27	71,000	65,298
2.250%, 2/15/27	3,625,000	3,430,449
0.625%, 3/31/27	1,750,000	1,550,011
2.375%, 5/15/27	2,510,000	2,381,986
0.500%, 5/31/27	2,228,000	1,952,922
0.500%, 6/30/27	750,000	656,146
2.250%, 8/15/27	6,675,000	6,292,127
0.500%, 8/31/27	1,580,600	1,376,173
0.375%, 9/30/27	549,500	474,552
4.125%, 9/30/27	13,000	13,233
2.250%, 11/15/27	4,710,000	4,426,022
0.625%, 11/30/27	875,000	761,590
3.875%, 11/30/27	534,000	539,004
0.625%, 12/31/27	800,000	694,735
3.875%, 12/31/27	861,000	869,089
3.500%, 1/31/28(x)	1,568,000	1,558,318
2.750%, 2/15/28	3,110,000	2,983,649
4.000%, 2/29/28(x)	1,000,000	1,017,113
1.250%, 3/31/28	848,000	755,571
3.625%, 3/31/28	500,000	500,309
1.250%, 4/30/28	231,000	205,399
2.875%, 5/15/28	4,510,000	4,345,455
1.250%, 6/30/28	1,049,500	930,410
2.875%, 8/15/28	3,290,000	3,165,346
3.125%, 11/15/28	3,728,000	3,629,885
2.625%, 2/15/29	2,224,000	2,106,713
2.375%, 5/15/29	3,630,000	3,384,824
1.625%, 8/15/29	539,000	480,172
3.875%, 9/30/29	16,000	16,249
4.000%, 10/31/29	602,000	615,982
1.750%, 11/15/29	530,000	475,433
3.875%, 11/30/29	500,000	508,245
3.875%, 12/31/29	1,699,000	1,728,253
3.500%, 1/31/30	965,000	960,228
1.500%, 2/15/30	1,851,000	1,620,870
4.000%, 2/28/30	539,000	552,838
3.625%, 3/31/30	500,000	501,962
0.625%, 5/15/30	1,575,000	1,287,533
0.625%, 8/15/30	1,500,000	1,221,011
0.875%, 11/15/30	1,900,000	1,570,981
1.125%, 2/15/31	3,000,000	2,523,169
1.625%, 5/15/31	3,651,000	3,170,282
1.250%, 8/15/31	4,198,000	3,518,155
1.375%, 11/15/31	4,950,000	4,173,822
1.875%, 2/15/32	3,200,000	2,806,476
2.875%, 5/15/32	1,660,900	1,579,230
2.750%, 8/15/32	1,923,000	1,807,744
4.125%, 11/15/32	846,000	888,341
3.500%, 2/15/33	64,000	64,050

Total U.S. Treasury Obligations		296,851,429

Total Long-Term Debt Securities (105.2%) (Cost $1,055,017,233)		951,397,977

SHORT-TERM INVESTMENTS:
Commercial Paper (1.3%)
Amcor Flexibles North America, Inc.
5.10%, 4/5/23(n)(p)§	400,000	399,717
5.11%, 4/6/23(n)(p)§	900,000	899,233
American Electric Power Co., Inc.
5.09%, 4/4/23(n)(p)	250,000	249,859
BAT International Finance plc
5.46%, 5/24/23(n)(p)	500,000	495,935
Constellation Brands, Inc.
5.43%, 4/4/23(n)(p)§	300,000	299,819
5.53%, 4/17/23(n)(p)§	300,000	299,219
Dominion Energy, Inc.
5.24%, 4/24/23(n)(p)§	500,000	498,260
Duke Energy Corp.
5.24%, 4/20/23(n)(p)§	600,000	598,259
Edison State Community College District
5.18%, 5/19/23(n)(p)	500,000	496,498
Enbridge US, Inc.
5.30%, 4/5/23(n)(p)§	800,000	799,412
Enel Finance America LLC
5.43%, 4/19/23(n)(p)§	500,000	498,572
Entergy Corp.
5.15%, 4/5/23(n)(p)§	500,000	499,642
Lowe’s Cos., Inc.
5.13%, 4/10/23(n)(p)§	500,000	499,288
Mercedes-Benz Finance North America LLC
5.06%, 4/25/23(n)(p)	400,000	398,600
NextEra Energy Capital Holdings, Inc.
5.36%, 4/17/23(n)(p)	500,000	498,737
5.52%, 5/8/23(n)(p)	500,000	497,103
Republic Services, Inc.
5.19%, 4/17/23(n)(p)	500,000	498,777
Sempra Energy
5.28%, 4/24/23(n)(p)§	500,000	498,246
TransCanada PipeLines Ltd.
5.08%, 4/3/23(n)(p)§	800,000	799,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Tyson Foods, Inc.
5.08%, 4/5/23(n)(p)§	$500,000	$499,647
Walgreens Boots Alliance, Inc.
5.24%, 4/3/23(n)(p)§	500,000	499,782
5.40%, 4/24/23(n)(p)§	500,000	498,205
5.43%, 4/26/23(n)(p)§	300,000	298,829

Total Commercial Paper		11,521,300

Foreign Government Treasury Bill (0.0%)†
United Mexican States
196.46%, 1/23/25(p)	MXN 1,890,100	8,751

	Number of Shares	Value (Note 1)
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	11,973,431	11,977,023

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23, repurchase price $2,501,059, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $2,550,060.(xx)	$2,500,059	2,500,059
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $1,701,169, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $1,875,018.(xx)	1,700,000	1,700,000
TD Prime Services LLC, 4.90%, dated 3/31/23, due 4/3/23, repurchase price $2,334,991, collateralized by various Common Stocks; total market value $2,594,846.(xx)	2,334,038	2,334,038

Total Repurchase Agreements		6,534,097

U.S. Treasury Obligations (0.9%)
U.S. Treasury Bills
4.08%, 4/25/23(p)(v)	357,000	355,992
4.36%, 5/11/23(p)	2,400,000	2,388,132
4.53%, 6/15/23(p)	5,500,000	5,447,850

Total U.S. Treasury Obligations		8,191,974

Total Short-Term Investments (4.2%) (Cost $38,311,384)		38,233,145

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 2 Year Note 05/26/2023 at USD 104.00, American Style Notional Amount: USD 400,000 Exchange Traded*	2	1,125

Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 04/14/2023 at USD 95.81, American Style Notional Amount: USD 41,250,000 Exchange Traded*	165	4,125

Total Options Purchased (0.0%)† (Cost $76,064)		5,250

Total Investments Before Securities Sold Short (109.4%) (Cost $1,093,404,681)		989,636,372

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 15 Year, Single Family
3.500%, 4/25/38 TBA	$(8,000)	(7,733)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 4/25/53 TBA	(67,000)	(52,595)
4.000%, 4/25/53 TBA	(735,500)	(702,977)
4.500%, 4/25/53 TBA	(523,100)	(512,229)
2.500%, 5/25/53 TBA	(200,000)	(172,524)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,419,661)		(1,448,058)

Total Investments after Securities Sold Short (109.3%) (Cost $1,091,985,020)		988,188,314
Other Assets Less Liabilities (-9.3%)		(83,760,468)

Net Assets (100%)		$904,427,846

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $143,032,726 or 15.8% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $645,977.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $9,937,057 or 1.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $355,992.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $8,203,854. This was collateralized by $1,818,433 of various U.S. Government Treasury Securities, ranging from 0.125% - 2.875%, maturing 10/15/24 - 11/15/50 and by cash of $6,534,097 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

THB — Thailand Baht

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	1	6/2023	EUR	127,841	(1,962)
Euro-Bund	23	6/2023	EUR	3,388,325	104,049
U.S. Treasury 2 Year Note	62	6/2023	USD	12,800,094	141,356
U.S. Treasury 5 Year Note	268	6/2023	USD	29,348,094	569,301
U.S. Treasury 10 Year Note	69	6/2023	USD	7,929,609	199,053
U.S. Treasury 10 Year Ultra Note	18	6/2023	USD	2,180,531	39,506
U.S. Treasury Long Bond	9	6/2023	USD	1,180,406	41,747
3 Month Eurodollar	6	12/2023	USD	1,431,600	(15,906)
3 Month Euro EURIBOR	1	6/2024	EUR	262,381	26

					1,077,170

Short Contracts
3 Month Euro EURIBOR	(1)	6/2023	EUR	(261,798)	13
Euro-BTP	(22)	6/2023	EUR	(2,752,136)	(88,697)
Euro-Buxl	(1)	6/2023	EUR	(152,763)	(6,449)
Japan 10 Year Bond	(20)	6/2023	JPY	(22,311,429)	(405,862)
Long Gilt	(33)	6/2023	GBP	(4,207,255)	(108,155)
U.S. Treasury 2 Year Note	(70)	6/2023	USD	(14,451,719)	12,034
U.S. Treasury Long Bond	(29)	6/2023	USD	(3,803,531)	(172,910)
U.S. Treasury Ultra Bond	(16)	6/2023	USD	(2,258,000)	(84,611)
3 Month SOFR	(10)	3/2024	USD	(2,392,500)	6,327

					(848,310)

					228,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	1,350,000	USD	194,543	Bank of America	4/3/2023	1,982
BRL	6,119,509	USD	1,128,134	Goldman Sachs Bank USA**	4/4/2023	79,238
EUR	4,027,000	USD	4,358,019	Deutsche Bank AG	4/4/2023	9,262
GBP	240,000	USD	289,353	Deutsche Bank AG	4/4/2023	6,711
PEN	516,972	USD	136,103	Deutsche Bank AG**	4/10/2023	1,225
PEN	1,328,269	USD	350,587	JPMorgan Chase Bank**	4/13/2023	2,178
PEN	516,972	USD	136,863	Bank of America**	5/2/2023	258
USD	128,974	DKK	881,818	Barclays Bank plc	5/2/2023	369
USD	11,469,844	GBP	9,285,000	Barclays Bank plc	5/2/2023	9,188
PEN	1,328,269	USD	351,794	Bank of America**	5/3/2023	490
COP	146,640,550	USD	29,313	JPMorgan Chase Bank**	5/10/2023	1,940
EUR	12,654	USD	13,564	Bank of New York Mellon Corp.	5/10/2023	187
MXN	1,685,110	USD	91,306	Bank of New York Mellon Corp.	5/10/2023	1,548
MXN	2,659,237	USD	142,523	JPMorgan Chase Bank	5/10/2023	4,008
USD	50,060	JPY	6,600,000	HSBC Bank plc	5/16/2023	26
IDR	17,805,267,595	USD	1,168,307	HSBC Bank plc**	6/21/2023	16,704
USD	173,112	JPY	22,660,000	Deutsche Bank AG	6/21/2023	441
CLP	11,917,543	USD	14,785	Deutsche Bank AG**	6/22/2023	73
USD	14,499	IDR	217,416,182	JPMorgan Chase Bank**	6/30/2023	32
BRL	1,644,275	USD	303,467	Deutsche Bank AG**	7/5/2023	15,358

Total unrealized appreciation						151,218

USD	318,186	DKK	2,234,659	Bank of America	4/3/2023	(7,123)
AUD	650,515	USD	438,712	Bank of America	4/4/2023	(3,875)
AUD	1,023,141	USD	689,425	Deutsche Bank AG	4/4/2023	(5,507)
USD	303,467	BRL	1,618,086	Deutsche Bank AG**	4/4/2023	(15,780)
USD	874,089	BRL	4,514,320	JPMorgan Chase Bank**	4/4/2023	(16,582)
USD	4,268,386	EUR	4,027,000	HSBC Bank plc	4/4/2023	(98,895)
USD	11,236,228	GBP	9,375,000	Bank of America	4/4/2023	(328,772)
USD	92,651	GBP	76,000	Barclays Bank plc	4/4/2023	(1,102)
USD	89,267	GBP	74,000	Deutsche Bank AG	4/4/2023	(2,020)
USD	137,110	PEN	516,972	Bank of America**	4/10/2023	(218)
USD	352,326	PEN	1,328,269	Bank of America**	4/13/2023	(439)
THB	37,803,886	USD	1,154,000	Goldman Sachs Bank USA	4/17/2023	(46,914)
USD	89,734	MXN	1,720,917	Barclays Bank plc	4/18/2023	(5,505)
AUD	1,673,656	USD	1,120,702	Goldman Sachs Bank USA	5/2/2023	(828)
USD	4,365,010	EUR	4,027,000	Deutsche Bank AG	5/2/2023	(9,122)
USD	307,316	BRL	1,587,502	Goldman Sachs Bank USA**	5/3/2023	(4,366)
USD	76,581	COP	372,104,936	HSBC Bank plc**	5/10/2023	(2,727)
USD	46,651	COP	223,729,520	JPMorgan Chase Bank**	5/10/2023	(1,033)
USD	35,397	EUR	32,873	JPMorgan Chase Bank	5/10/2023	(327)
USD	132,594	MXN	2,517,912	Barclays Bank plc	5/10/2023	(6,150)
USD	534,877	MXN	10,063,969	JPMorgan Chase Bank	5/10/2023	(19,675)
USD	1,496,784	PEN	5,955,703	Goldman Sachs Bank USA**	5/10/2023	(82,050)
JPY	224,100,000	USD	1,701,381	Deutsche Bank AG	5/16/2023	(2,485)
USD	51,820	JPY	6,900,000	Barclays Bank plc	5/16/2023	(489)
USD	183,364	JPY	24,300,000	JPMorgan Chase Bank	5/16/2023	(854)
USD	467,118	TWD	14,240,909	Goldman Sachs Bank USA**	6/20/2023	(4,564)
USD	53,150	CAD	73,000	CIBC World Markets, Inc.	6/21/2023	(934)
USD	269,356	EUR	249,330	Toronto Dominion Bank	6/21/2023	(2,260)
USD	422,596	EUR	391,670	UBS AG	6/21/2023	(4,083)
USD	166,032	MYR	740,401	Barclays Bank plc**	6/21/2023	(2,673)
USD	662,042	TWD	20,206,839	JPMorgan Chase Bank**	6/21/2023	(7,316)
USD	12,500	IDR	193,549,226	JPMorgan Chase Bank**	6/28/2023	(380)
USD	25,496	IDR	384,550,440	Deutsche Bank AG**	6/30/2023	(94)
USD	46,896	IDR	707,966,105	HSBC Bank plc**	6/30/2023	(215)

Total unrealized depreciation						(685,357)

Net unrealized depreciation						(534,139)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Written Call Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	8	USD	(800,000)	USD 119.00	4/21/2023	(1,000)
U.S. Treasury 2 Year Note	Exchange Traded	2	USD	(400,000)	USD 104.50	4/21/2023	(219)
U.S. Treasury 5 Year Note	Exchange Traded	1	USD	(100,000)	USD 109.00	4/21/2023	(961)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD	(300,000)	USD 111.50	4/21/2023	(633)

							(2,813)

Written Put Options Contracts as of March 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	59	USD	(14,750,000)	USD 96.50	12/18/2023	(194,700)
3 Month SOFR	Exchange Traded	220	USD	(55,000,000)	USD 95.13	4/14/2023	(1,375)
U.S. Treasury 10 Year Note	Exchange Traded	8	USD	(800,000)	USD 112.00	4/21/2023	(875)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD 114.50	5/26/2023	(2,531)
U.S. Treasury 2 Year Note	Exchange Traded	2	USD	(400,000)	USD 102.50	4/21/2023	(313)
U.S. Treasury 5 Year Note	Exchange Traded	1	USD	(100,000)	USD 108.00	4/21/2023	(149)
U.S. Treasury 5 Year Note	Exchange Traded	3	USD	(300,000)	USD 108.50	4/21/2023	(797)

							(200,740)

Total Written Options Contracts (Premiums Received ($113,007))							(203,553)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$66,832,753	$—	$66,832,753
Collateralized Mortgage Obligations	—	82,658,801	—	82,658,801
Commercial Mortgage-Backed Securities	—	55,175,887	—	55,175,887
Corporate Bonds
Communication Services	—	10,081,299	—	10,081,299
Consumer Discretionary	—	8,018,288	—	8,018,288
Consumer Staples	—	7,210,190	—	7,210,190
Energy	—	15,806,219	—	15,806,219
Financials	—	76,129,092	—	76,129,092
Health Care	—	12,825,992	—	12,825,992
Industrials	—	12,433,721	—	12,433,721
Information Technology	—	15,103,317	—	15,103,317
Materials	—	3,277,356	—	3,277,356
Real Estate	—	10,823,743	—	10,823,743
Utilities	—	25,090,981	—	25,090,981
Foreign Government Securities	—	9,218,481	791	9,219,272
Forward Currency Contracts	—	151,218	—	151,218
Futures	1,113,412	—	—	1,113,412
Mortgage-Backed Securities	—	212,089,681	—	212,089,681
Municipal Bonds	—	2,751,016	—	2,751,016
Options Purchased
Call Options Purchased	1,125	—	—	1,125
Put Options Purchased	4,125	—	—	4,125
Short-Term Investments
Commercial Paper	—	11,521,300	—	11,521,300
Foreign Government Treasury Bill	—	8,751	—	8,751
Investment Company	11,977,023	—	—	11,977,023
Repurchase Agreements	—	6,534,097	—	6,534,097
U.S. Treasury Obligations	—	8,191,974	—	8,191,974
Supranational	—	5,953,818	—	5,953,818
U.S. Government Agency Securities	—	23,065,122	—	23,065,122
U.S. Treasury Obligations	—	296,851,429	—	296,851,429

Total Assets	$13,095,685	$977,804,526	$791	$990,901,002

Liabilities:
Forward Currency Contracts	$—	$(685,357)	$—	$(685,357)
Futures	(884,552)	—	—	(884,552)
Mortgage-Backed Securities	—	(1,448,058)	—	(1,448,058)
Options Written
Call Options Written	(2,813)	—	—	(2,813)
Put Options Written	(200,740)	—	—	(200,740)

Total Liabilities	$(1,088,105)	$(2,133,415)	$—	$(3,221,520)

Total	$12,007,580	$975,671,111	$791	$987,679,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,960,031
Aggregate gross unrealized depreciation	(112,159,906)

Net unrealized depreciation	$(107,199,875)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,094,879,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Entertainment (2.0%)
Activision Blizzard, Inc.	52,409	$4,485,686
Electronic Arts, Inc.	38,369	4,621,546
NetEase, Inc.	64,300	1,136,513
Netflix, Inc.*	25,733	8,890,237
Playtika Holding Corp.*	2,206	24,840
ROBLOX Corp., Class A*	8,861	398,568
Spotify Technology SA*	26,789	3,579,546
Take-Two Interactive Software, Inc.*	3,875	462,287
Ubisoft Entertainment SA*	97,489	2,583,903
Walt Disney Co. (The)*	7,989	799,939

		26,983,065

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	372,401	38,629,156
Alphabet, Inc., Class C*	107,347	11,164,088
Autohome, Inc. (ADR)	24,070	805,623
Bumble, Inc., Class A*	2,281	44,593
Cargurus, Inc.*	95,578	1,785,397
IAC, Inc.*	1,908	98,453
Match Group, Inc.*	6,824	261,973
Meta Platforms, Inc., Class A*	72,089	15,278,543
Pinterest, Inc., Class A*	14,526	396,124
Shutterstock, Inc.	587	42,616
Snap, Inc., Class A*	23,996	268,995
TripAdvisor, Inc.*	73,431	1,458,340
Trustpilot Group plc(m)*	502,319	549,143
Yelp, Inc.*	1,703	52,282
Z Holdings Corp.(x)	637,700	1,809,490
Ziff Davis, Inc.*	1,153	89,991
ZipRecruiter, Inc., Class A*	1,268	20,212
ZoomInfo Technologies, Inc., Class A*	6,608	163,284

		72,918,303

Media (0.2%)
Charter Communications, Inc., Class A*	8,807	3,149,471

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	2,649,195

Total Communication Services		105,700,034

Consumer Discretionary (7.3%)
Broadline Retail (5.5%)
Alibaba Group Holding Ltd. (ADR)*	53,524	5,469,082
Amazon.com, Inc.*	596,274	61,589,141
eBay, Inc.	13,259	588,302
Etsy, Inc.*	25,782	2,870,310
MercadoLibre, Inc.*	2,761	3,639,164
Qurate Retail, Inc.*	8,312	8,211
Rakuten Group, Inc.	291,300	1,358,468

		75,522,678

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	54,801	6,817,245
Amadeus IT Group SA*	40,214	2,692,595
Deliveroo plc(m)*	1,959,440	2,224,835
DoorDash, Inc., Class A*	6,422	408,182
Expedia Group, Inc.*	34,305	3,328,614
Sabre Corp.*	8,023	34,419
Trainline plc(m)*	1,247,088	3,813,351
Trip.com Group Ltd.*	84,100	3,174,731
Trip.com Group Ltd. (ADR)*	54,078	2,037,118

		24,531,090

Specialty Retail (0.0%)†
Chewy, Inc., Class A(x)*	2,275	85,039
Overstock.com, Inc.(x)*	1,118	22,662
Revolve Group, Inc.(x)*	995	26,168
Wayfair, Inc., Class A(x)*	1,890	64,903

		198,772

Total Consumer Discretionary		100,252,540

Consumer Staples (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Ocado Group plc*	153,357	1,017,798

Total Consumer Staples		1,017,798

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	159,028	4,589,548

Total Energy		4,589,548

Financials (6.5%)
Capital Markets (0.2%)
CME Group, Inc.	12,437	2,381,934

Financial Services (6.3%)
Adyen NV(m)*	2,125	3,369,436
Affirm Holdings, Inc.(x)*	5,201	58,615
AvidXchange Holdings, Inc.*	3,253	25,373
Block, Inc., Class A*	136,206	9,350,542
Euronet Worldwide, Inc.*	1,151	128,797
Evertec, Inc.	1,593	53,764
Fidelity National Information Services, Inc.	104,200	5,661,186
Fiserv, Inc.*	34,638	3,915,133
FleetCor Technologies, Inc.*	26,925	5,677,136
Flywire Corp.*	1,530	44,921
Global Payments, Inc.	70,955	7,467,304
Jack Henry & Associates, Inc.	1,783	268,734
Marqeta, Inc., Class A*	10,780	49,265
Mastercard, Inc., Class A	20,615	7,491,697
Nuvei Corp. (Non-Voting)(m)(x)*	1,568	68,247
Payoneer Global, Inc.*	4,877	30,627
PayPal Holdings, Inc.*	84,129	6,388,756
Remitly Global, Inc.*	2,377	40,290
Repay Holdings Corp.*	1,838	12,076
Shift4 Payments, Inc., Class A*	1,295	98,161
Toast, Inc., Class A*	7,599	134,882
Visa, Inc., Class A	108,743	24,517,197
Western Union Co. (The)	9,126	101,755
WEX, Inc.*	38,665	7,110,107
Worldline SA(m)*	105,261	4,473,522

		86,537,523

Total Financials		88,919,457

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Hoya Corp.	53,856	5,955,568

Total Health Care		5,955,568

Industrials (2.3%)
Aerospace & Defense (0.5%)
Rolls-Royce Holdings plc*	3,565,649	6,585,473

Electrical Equipment (0.2%)
Acuity Brands, Inc.	7,951	1,452,886
Ushio, Inc.	92,200	1,163,656

		2,616,542

Ground Transportation (0.3%)
Full Truck Alliance Co. Ltd. (ADR)*	54,013	411,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Uber Technologies, Inc.*	114,524	$3,630,411

		4,041,450

Industrial Conglomerates (0.2%)
Samsung C&T Corp.	36,185	3,021,867

Machinery (0.2%)
Nabtesco Corp.	60,000	1,474,250
THK Co. Ltd.	52,400	1,212,624

		2,686,874

Professional Services (0.8%)
Automatic Data Processing, Inc.	10,124	2,253,906
Broadridge Financial Solutions, Inc.	2,876	421,535
Concentrix Corp.	1,043	126,777
Conduent, Inc.*	4,062	13,933
CSG Systems International, Inc.	735	39,469
ExlService Holdings, Inc.*	808	130,759
Genpact Ltd.	152,626	7,054,374
Maximus, Inc.	1,485	116,869
Paychex, Inc.	7,838	898,156
SS&C Technologies Holdings, Inc.	5,355	302,397
TELUS International CDA, Inc.*	1,786	36,131
TTEC Holdings, Inc.	461	17,163
Verra Mobility Corp.(x)*	3,406	57,630

		11,469,099

Trading Companies & Distributors (0.1%)
Rexel SA*	64,469	1,540,998
Xometry, Inc., Class A(x)*	722	10,808

		1,551,806

Total Industrials		31,973,111

Information Technology (43.4%)
Communications Equipment (3.5%)
Accton Technology Corp.	164,000	1,735,659
ADTRAN Holdings, Inc.	1,727	27,390
Arista Networks, Inc.*	63,586	10,673,546
Calix, Inc.*	1,391	74,544
Cambium Networks Corp.*	277	4,908
Ciena Corp.*	44,079	2,315,029
Cisco Systems, Inc.	100,374	5,247,051
Clearfield, Inc.*	309	14,393
CommScope Holding Co., Inc.*	5,091	32,430
Digi International, Inc.*	873	29,403
DZS, Inc.*	389	3,069
Extreme Networks, Inc.*	3,156	60,343
F5, Inc.*	29,324	4,272,214
Harmonic, Inc.*	214,631	3,131,466
Infinera Corp.(x)*	4,671	36,247
Juniper Networks, Inc.	66,577	2,291,580
Lumentum Holdings, Inc.*	1,674	90,413
Motorola Solutions, Inc.	4,085	1,168,841
NETGEAR, Inc.*	706	13,068
NetScout Systems, Inc.*	1,647	47,187
Nokia OYJ (ADR)	1,157,161	5,681,661
Ribbon Communications, Inc.*	2,177	7,445
Telefonaktiebolaget LM Ericsson,
Class B(x)	1,801,955	10,585,445
Viasat, Inc.*	1,866	63,145
Viavi Solutions, Inc.*	5,492	59,478

		47,665,955

Electronic Equipment, Instruments & Components (2.6%)
Advanced Energy Industries, Inc.	913	89,474
Amphenol Corp., Class A	14,489	1,184,041
Arrow Electronics, Inc.*	1,424	177,815
Avnet, Inc.	2,233	100,932
Badger Meter, Inc.	715	87,101
Belden, Inc.	1,046	90,761
Benchmark Electronics, Inc.	859	20,350
CDW Corp.	3,308	644,696
Celestica, Inc.*	2,518	32,482
Cognex Corp.	4,225	209,349
Coherent Corp.*	3,396	129,316
Corning, Inc.	109,991	3,880,483
Delta Electronics, Inc.	149,000	1,479,932
ePlus, Inc.*	657	32,219
Fabrinet*	894	106,171
Flex Ltd.*	375,155	8,632,317
Hamamatsu Photonics KK	3,500	188,932
Hollysys Automation Technologies Ltd.	57,798	1,001,639
Hon Hai Precision Industry Co. Ltd.	1,727,000	5,924,265
Insight Enterprises, Inc.*	740	105,790
IPG Photonics Corp.*	786	96,922
Itron, Inc.*	1,104	61,217
Jabil, Inc.	3,256	287,049
Keysight Technologies, Inc.*	4,357	703,568
Knowles Corp.*	2,229	37,893
Littelfuse, Inc.	605	162,194
Methode Electronics, Inc.	882	38,702
Mirion Technologies, Inc.*	2,983	25,475
Murata Manufacturing Co. Ltd.	52,900	3,230,278
National Instruments Corp.	3,190	167,188
Novanta, Inc.*	872	138,727
OSI Systems, Inc.*	383	39,204
PC Connection, Inc.	276	12,409
Plexus Corp.*	677	66,055
Rogers Corp.*	460	75,178
Sanmina Corp.*	1,426	86,972
TD SYNNEX Corp.	1,025	99,210
TE Connectivity Ltd.	7,732	1,014,052
Teledyne Technologies, Inc.*	1,145	512,227
Trimble, Inc.*	52,898	2,772,913
TTM Technologies, Inc.*	2,497	33,685
Vishay Intertechnology, Inc.	3,166	71,615
Vontier Corp.	3,860	105,532
Yokogawa Electric Corp.	87,300	1,420,990
Zebra Technologies Corp., Class A*	1,261	400,998

		35,778,318

IT Services (2.7%)
Accenture plc, Class A	15,386	4,397,473
Akamai Technologies, Inc.*	26,465	2,072,210
CGI, Inc.*	5,173	498,005
Cloudflare, Inc., Class A*	7,002	431,743
Cognizant Technology Solutions Corp., Class A	50,087	3,051,801
DigitalOcean Holdings, Inc.(x)*	1,482	58,050
DXC Technology Co.*	5,563	142,190
EPAM Systems, Inc.*	1,405	420,095
Fastly, Inc., Class A*	2,735	48,574
Gartner, Inc.*	1,931	629,062
GoDaddy, Inc., Class A*	42,081	3,270,535
Grid Dynamics Holdings, Inc.*	1,266	14,508
International Business Machines Corp.	22,091	2,895,909
Kyndryl Holdings, Inc.*	10,684	157,696
MongoDB, Inc.*	1,693	394,672
Okta, Inc.*	29,784	2,568,572
Perficient, Inc.*	846	61,073
Rackspace Technology, Inc.*	1,393	2,619
Shopify, Inc., Class A*	29,215	1,400,567
Snowflake, Inc., Class A*	43,080	6,646,813
Squarespace, Inc., Class A*	127,440	4,048,769
Thoughtworks Holding, Inc.*	1,615	11,886
Twilio, Inc., Class A*	4,264	284,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	17,582	$3,715,604

		37,222,536

Semiconductors & Semiconductor Equipment (14.6%)
Advanced Micro Devices, Inc.*	202,839	19,880,250
AEM Holdings Ltd.	102,000	245,576
Allegro MicroSystems, Inc.*	1,617	77,600
Alphawave IP Group plc*	898,662	1,299,944
Ambarella, Inc.*	900	69,678
Amkor Technology, Inc.	2,454	63,853
ams-OSRAM AG*	289,959	2,265,424
Analog Devices, Inc.	12,384	2,442,372
Applied Materials, Inc.	68,634	8,430,314
ASMPT Ltd.	389,600	3,856,514
ASPEED Technology, Inc.	28,000	2,425,741
Axcelis Technologies, Inc.*	801	106,733
Broadcom, Inc.	10,210	6,550,123
Cirrus Logic, Inc.*	1,350	147,663
Cohu, Inc.*	1,164	44,686
Credo Technology Group Holding Ltd.*	2,223	20,941
Diodes, Inc.*	1,111	103,056
Disco Corp.	7,200	837,695
Enphase Energy, Inc.*	3,321	698,340
Entegris, Inc.	3,641	298,598
First Solar, Inc.*	2,422	526,785
FormFactor, Inc.*	1,882	59,942
Ichor Holdings Ltd.*	705	23,082
Impinj, Inc.*	519	70,335
Intel Corp.	237,774	7,768,077
KLA Corp.	29,430	11,747,573
Kulicke & Soffa Industries, Inc.	1,385	72,976
Lam Research Corp.	3,297	1,747,806
Lattice Semiconductor Corp.*	3,349	319,829
MACOM Technology Solutions Holdings, Inc.*	1,262	89,400
Marvell Technology, Inc.	95,841	4,149,915
MaxLinear, Inc.*	1,770	62,322
MediaTek, Inc.	169,000	4,411,502
Microchip Technology, Inc.	13,384	1,121,312
Micron Technology, Inc.	96,338	5,813,035
MKS Instruments, Inc.	1,397	123,802
Monolithic Power Systems, Inc.	1,093	547,090
NVIDIA Corp.	60,105	16,695,366
NXP Semiconductors NV	36,779	6,858,364
ON Semiconductor Corp.*	133,938	11,025,776
Onto Innovation, Inc.*	1,210	106,335
Power Integrations, Inc.	1,392	117,819
Qorvo, Inc.*	47,103	4,784,252
QUALCOMM, Inc.	99,951	12,751,749
Rambus, Inc.*	2,626	134,609
Renesas Electronics Corp.*	258,100	3,747,270
Rohm Co. Ltd.	45,130	3,759,129
Semtech Corp.*	1,560	37,658
Silergy Corp.	115,000	1,846,379
Silicon Laboratories, Inc.*	779	136,395
SiTime Corp.*	393	55,896
SK Square Co. Ltd.*	41,298	1,270,444
Skyworks Solutions, Inc.	44,406	5,239,020
SolarEdge Technologies, Inc.*	1,366	415,196
SUMCO Corp.	152,500	2,293,927
Synaptics, Inc.*	963	107,037
Taiwan Semiconductor Manufacturing Co. Ltd.	303,000	5,367,909
Teradyne, Inc.	3,806	409,183
Texas Instruments, Inc.	161,970	30,128,040
Ultra Clean Holdings, Inc.*	1,112	36,874
Ulvac, Inc.	65,000	2,834,935
Universal Display Corp.	1,062	164,748
Wolfspeed, Inc.*	24,576	1,596,211

		200,440,405

Software (16.2%)
A10 Networks, Inc.	1,567	24,273
ACI Worldwide, Inc.*	2,746	74,087
Adeia, Inc.	2,567	22,744
Adobe, Inc.*	11,185	4,310,363
Agilysys, Inc.*	487	40,182
Alarm.com Holdings, Inc.*	1,219	61,291
Altair Engineering, Inc., Class A*	1,280	92,301
Alteryx, Inc., Class A*	1,506	88,613
ANSYS, Inc.*	2,128	708,198
Appfolio, Inc., Class A*	464	57,759
Appian Corp., Class A*	1,003	44,513
AppLovin Corp., Class A*	3,007	47,360
Asana, Inc., Class A*	1,866	39,429
Aspen Technology, Inc.*	712	162,955
Autodesk, Inc.*	28,450	5,922,152
Bentley Systems, Inc., Class B	45,562	1,958,710
BILL Holdings, Inc.*	2,339	189,786
Black Knight, Inc.*	3,812	219,419
Blackbaud, Inc.*	1,090	75,537
BlackBerry Ltd.*	12,762	58,195
Blackline, Inc.*	1,329	89,242
Box, Inc., Class A*	3,492	93,551
C3.ai, Inc., Class A(x)*	2,087	70,061
Cadence Design Systems, Inc.*	6,702	1,408,023
Cerence, Inc.*	983	27,612
Ceridian HCM Holding, Inc.*	127,613	9,343,824
Clear Secure, Inc., Class A	1,904	49,828
CommVault Systems, Inc.*	1,089	61,790
Confluent, Inc., Class A*	3,756	90,407
Consensus Cloud Solutions, Inc.*	431	14,693
Crowdstrike Holdings, Inc., Class A*	16,376	2,247,770
Datadog, Inc., Class A*	6,065	440,683
Descartes Systems Group, Inc. (The)*	2,072	167,024
Digital Turbine, Inc.*	2,206	27,266
DocuSign, Inc.*	4,913	286,428
Dolby Laboratories, Inc., Class A	1,466	125,226
DoubleVerify Holdings, Inc.*	1,813	54,662
Dropbox, Inc., Class A*	6,589	142,454
Dynatrace, Inc.*	5,297	224,063
E2open Parent Holdings, Inc.*	4,210	24,502
Elastic NV*	54,768	3,171,067
Envestnet, Inc.*	1,352	79,322
ESI Group(x)*	3,389	279,280
Everbridge, Inc.*	976	33,838
Fair Isaac Corp.*	615	432,154
Five9, Inc.*	25,647	1,854,022
Fortinet, Inc.*	15,843	1,052,926
Freshworks, Inc., Class A*	3,936	60,457
Gen Digital, Inc.	13,898	238,490
Gitlab, Inc., Class A(x)*	1,538	52,738
Glodon Co. Ltd., Class A	165,770	1,795,270
Guidewire Software, Inc.*	57,315	4,702,696
HashiCorp, Inc., Class A*	95,597	2,800,036
HubSpot, Inc.*	9,417	4,037,539
Informatica, Inc., Class A*	87,592	1,436,509
Intapp, Inc.*	374	16,770
InterDigital, Inc.	658	47,968
Intuit, Inc.	6,864	3,060,177
Jamf Holding Corp.*	1,097	21,304
Lightspeed Commerce, Inc.(x)*	3,314	50,307
LivePerson, Inc.*	1,712	7,550
LiveRamp Holdings, Inc.*	1,581	34,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Manhattan Associates, Inc.*	1,527	$236,456
Marathon Digital Holdings, Inc.(x)*	2,712	23,649
Matterport, Inc.(x)*	5,408	14,764
Microsoft Corp.	279,583	80,603,779
MicroStrategy, Inc., Class A*	234	68,403
Model N, Inc.*	830	27,780
Momentive Global, Inc.*	3,124	29,116
N-able, Inc.*	1,633	21,556
nCino, Inc.*	1,872	46,388
NCR Corp.*	3,372	79,545
New Relic, Inc.*	1,431	107,740
Nutanix, Inc., Class A*	99,012	2,573,322
Open Text Corp.(x)	6,608	254,738
Oracle Corp.	37,550	3,489,146
PagerDuty, Inc.*	2,001	69,995
Palantir Technologies, Inc., Class A*	43,041	363,696
Palo Alto Networks, Inc.*	34,052	6,801,546
Paycom Software, Inc.*	1,178	358,124
Paycor HCM, Inc.*	1,164	30,869
Paylocity Holding Corp.*	1,008	200,370
Pegasystems, Inc.	14,219	689,337
PowerSchool Holdings, Inc., Class A*	974	19,305
Procore Technologies, Inc.*	1,686	105,594
Progress Software Corp.	1,059	60,840
PROS Holdings, Inc.*	1,004	27,510
PTC, Inc.*	15,612	2,001,927
Q2 Holdings, Inc.*	1,405	34,591
Qualtrics International, Inc., Class A*	151,719	2,705,150
Qualys, Inc.*	845	109,867
Rapid7, Inc.*	1,447	66,432
RingCentral, Inc., Class A*	1,893	58,058
Roper Technologies, Inc.	2,591	1,141,828
Sage Group plc (The)	94,116	901,790
Salesforce, Inc.*	121,026	24,178,574
SAP SE	52,153	6,560,702
SentinelOne, Inc., Class A*	98,403	1,609,873
ServiceNow, Inc.*	18,945	8,804,120
Smartsheet, Inc., Class A*	3,209	153,390
SolarWinds Corp.*	1,147	9,864
Splunk, Inc.*	20,708	1,985,483
Sprout Social, Inc., Class A*	1,155	70,316
SPS Commerce, Inc.*	881	134,176
Sumo Logic, Inc.*	2,721	32,598
Synopsys, Inc.*	3,724	1,438,395
Temenos AG (Registered)	11,598	807,306
Tenable Holdings, Inc.*	2,762	131,223
Teradata Corp.*	2,487	100,176
Tyler Technologies, Inc.*	1,017	360,669
UiPath, Inc., Class A*	8,620	151,367
Unity Software, Inc.(x)*	5,958	193,278
Varonis Systems, Inc.*	2,629	68,380
Verint Systems, Inc.*	1,609	59,919
VMware, Inc., Class A*	5,093	635,861
Workday, Inc., Class A*	62,555	12,920,110
Workiva, Inc.*	1,118	114,494
Zeta Global Holdings Corp., Class A*	3,064	33,183
Zoom Video Communications, Inc., Class A*	49,280	3,638,835
Zscaler, Inc.*	2,079	242,890
Zuora, Inc., Class A*	3,066	30,292

		222,240,752

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	244,576	40,330,582
Avid Technology, Inc.*	811	25,936
Corsair Gaming, Inc.(x)*	983	18,038
Dell Technologies, Inc., Class C	5,920	238,043
Hewlett Packard Enterprise Co.	31,319	498,912
HP, Inc.	21,117	619,784
NetApp, Inc.	5,267	336,298
Pure Storage, Inc., Class A*	6,949	177,269
Samsung Electronics Co. Ltd.	70,804	3,511,051
Samsung Electronics Co. Ltd.
(Preference)(q)	113,686	4,747,340
Seagate Technology Holdings plc	4,692	310,235
Super Micro Computer, Inc.*	1,140	121,467
Western Digital Corp.*	20,614	776,529
Xerox Holdings Corp.	2,740	42,196

		51,753,680

Total Information Technology		595,101,646

Real Estate (0.3%)
Specialized REITs (0.3%)
Crown Castle, Inc. (REIT)	33,714	4,512,282

Total Real Estate		4,512,282

Total Common Stocks (68.4%) (Cost $669,875,412)		938,021,984

EXCHANGE TRADED FUNDS (ETF):
Equity (30.4%)
iShares Expanded Tech Sector ETF(x)‡	409,750	139,036,370
Technology Select Sector SPDR Fund(x)	923,000	139,382,230
Vanguard Information Technology ETF(x)	361,100	139,193,217

Total Exchange Traded Funds (30.4%) (Cost $87,656,642)		417,611,817

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	3,059,796	3,060,714

Total Investment Companies		13,060,714

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.6%)
Deutsche Bank Securities, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $44,222,746, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-11/15/52; total market value $45,089,165.(xx)	$44,205,064	44,205,064
MetLife, Inc., 4.80%, dated 3/31/23, due 4/3/23,repurchase price $10,004,000,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-2/15/51; total market value $10,205,442.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 4.95%, dated 3/29/23, due 4/5/23, repurchase price $18,912,994, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/15/23-11/15/51; total market value $20,845,793.(xx)	$18,900,000	$18,900,000
Natwest Markets Securities, Inc., 4.79%, dated 3/31/23, due 4/3/23, repurchase price $45,017,963, collateralized by various U.S. Government Agency Securities, ranging from 0.375%-5.125%, maturing 2/15/24-5/15/48; total market value $45,918,329.(xx)	45,000,000	45,000,000

Total Repurchase Agreements		118,105,064

Total Short-Term Investments (9.6%) (Cost $131,166,084)		131,165,778

Total Investments in Securities (108.4%) (Cost $888,698,138)		1,486,799,579
Other Assets Less Liabilities (-8.4%)		(115,315,494)

Net Assets (100%)		$1,371,484,085

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the market value or fair value, as applicable, of these securities amounted to $14,498,534 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2023.

(xx)

At March 31, 2023, the Portfolio had loaned securities with a total value of $127,531,383. This was collateralized by $386,250 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/27/23 - 11/15/52 and by cash of $128,105,064 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	409,750	130,522,000	—	(17,659,508)	(413,048)	26,586,926	139,036,370	140,039	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$96,971,790	$8,728,244	$—	$105,700,034
Consumer Discretionary	86,988,560	13,263,980	—	100,252,540
Consumer Staples	—	1,017,798	—	1,017,798
Energy	4,589,548	—	—	4,589,548
Financials	81,076,499	7,842,958	—	88,919,457
Health Care	—	5,955,568	—	5,955,568
Industrials	16,974,243	14,998,868	—	31,973,111
Information Technology	515,471,017	79,630,629	—	595,101,646
Real Estate	4,512,282	—	—	4,512,282
Exchange Traded Funds	417,611,817	—	—	417,611,817
Short-Term Investments
Investment Companies	13,060,714	—	—	13,060,714
Repurchase Agreements	—	118,105,064	—	118,105,064

Total Assets	$1,237,256,470	$249,543,109	$—	$1,486,799,579

Total Liabilities	$—	$—	$—	$—

Total	$1,237,256,470	$249,543,109	$—	$1,486,799,579

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,235,732
Aggregate gross unrealized depreciation	(25,144,901)

Net unrealized appreciation	$560,090,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$926,708,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the fair value process, the value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2023 (Unaudited)

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.